    As Filed with the Securities and Exchange Commission on April 14, 2014
                                                           File Nos. 333-114561
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 13

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 134

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                               ANGELA K. FONTANA
                                Vice President,
                         General Counsel and Secretary
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                 ALLEN R. REED
                               Vice President &
                                General Counsel
                          Allstate Distributors, LLC
                         2775 Sanders Road, Suite A2E
                             Northbrook, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2014 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_]  on ________ pursuant to paragraph (a) (i) of Rule 485

[_]  75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_]  on ______ pursuant to paragraph (a)(ii) of Rule 485

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA KS, 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX NUMBER: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2014

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

   .   ALLSTATE ADVISOR

   .   ALLSTATE ADVISOR PLUS

   .   ALLSTATE ADVISOR PREFERRED

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 58* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following funds ("FUNDS"):

 FIDELITY(R) VARIABLE INSURANCE         PUTNAM VARIABLE TRUST (CLASS IB)
   PRODUCTS (SERVICE CLASS 2)
                                        INVESCO VARIABLE INSURANCE FUNDS
 FRANKLIN TEMPLETON VARIABLE INSURANCE    (SERIES I AND II)
   PRODUCTS TRUST (CLASS 2)
                                        THE UNIVERSAL INSTITUTIONAL FUNDS,
 LORD ABBETT SERIES FUND, INC.            INC. (CLASS I & II)
   (CLASS VC)

 OPPENHEIMER VARIABLE ACCOUNT FUNDS
   (SERVICE SHARES)


* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 44-47 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.


Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

FOR ALLSTATE ADVISOR PLUS CONTRACTS, EACH TIME YOU MAKE A PURCHASE PAYMENT, WE WILL ADD TO YOUR CONTRACT VALUE ("CONTRACT VALUE") A CREDIT ENHANCEMENT ("CREDIT ENHANCEMENT") OF UP TO 5% (DEPENDING ON THE ISSUE AGE AND YOUR TOTAL PURCHASE PAYMENTS) OF SUCH PURCHASE PAYMENT. EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN A CONTRACT WITHOUT THE CREDIT ENHANCEMENT. OVER TIME, THE AMOUNT OF THE CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY THE FEES ASSOCIATED WITH THE CREDIT ENHANCEMENT.


WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2014, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 92 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                               1     PROSPECTUS

IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
 NOTICES   DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, SUCH
           INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES
           INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

                               2     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                        PAGE
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     4
                   -----------------------------------------
                      Overview of Contracts               6
                   -----------------------------------------
                      The Contracts at a Glance           7
                   -----------------------------------------
                      How the Contracts Work             12
                   -----------------------------------------
                      Expense Table                      13
                   -----------------------------------------
                      Financial Information              17
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contracts                      17
                   -----------------------------------------
                      Purchases                          20
                   -----------------------------------------
                      Contract Value                     21
                   -----------------------------------------
                      Investment Alternatives            44
                   -----------------------------------------
                        The Variable Sub-Accounts        44
                   -----------------------------------------
                        The Fixed Account Options        50
                   -----------------------------------------
                        Transfers                        54
                   -----------------------------------------
                      Expenses                           56
                   -----------------------------------------
                      Access to Your Money               62
                   -----------------------------------------
                      Income Payments                    63
                   -----------------------------------------
                      Death Benefits                     72
                   -----------------------------------------

                                                                 PAGE
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information                                     79
          -----------------------------------------------------------
             Taxes                                                82
          -----------------------------------------------------------
             Annual Reports and Other Documents                   91
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS  92
          -----------------------------------------------------------
          APPENDIX A - ALLSTATE ADVISOR CONTRACT COMPARISON
           CHART                                                 93
          -----------------------------------------------------------
          APPENDIX B - MARKET VALUE ADJUSTMENT                   95
          -----------------------------------------------------------
          APPENDIX C - CALCULATION OF INCOME PROTECTION BENEFIT  97
          -----------------------------------------------------------
          APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME
           BENEFITS                                              98
          -----------------------------------------------------------
          APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH
           BENEFITS                                              99
          -----------------------------------------------------------
          APPENDIX F - CALCULATION OF EARNINGS PROTECTION DEATH
           BENEFIT                                               100
          -----------------------------------------------------------
          APPENDIX G - WITHDRAWAL ADJUSTMENT EXAMPLE -
           TRUERETURN ACCUMULATION BENEFIT                       102
          -----------------------------------------------------------
          APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION
           CALCULATION EXAMPLES                                  103
          -----------------------------------------------------------
          APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT
           OPTION CALCULATION EXAMPLES                           105
          -----------------------------------------------------------
          APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT
           OPTION CALCULATION EXAMPLES                           107
          -----------------------------------------------------------
          APPENDIX K - ACCUMULATION UNIT VALUES                  111
          -----------------------------------------------------------

                               3     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

                                                                     PAGE
      AB Factor                                                       22
      -------------------------------------------------------------------
      Accumulation Benefit                                            22
      -------------------------------------------------------------------
      Accumulation Phase                                              12
      -------------------------------------------------------------------
      Accumulation Unit                                               17
      -------------------------------------------------------------------
      Accumulation Unit Value                                         17
      -------------------------------------------------------------------
      Allstate Life ("We")                                            79
      -------------------------------------------------------------------
      Annuitant                                                       18
      -------------------------------------------------------------------
      Automatic Additions Program                                     20
      -------------------------------------------------------------------
      Automatic Portfolio Rebalancing Program                         56
      -------------------------------------------------------------------
      Beneficiary                                                     19
      -------------------------------------------------------------------
      Benefit Base (for the TrueReturn Accumulation Benefit Option)   23
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome Withdrawal Benefit Option)     31
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome Plus Withdrawal Benefit
      Option)                                                         34
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome For Life Withdrawal Benefit
      Option)                                                         38
      -------------------------------------------------------------------
      Benefit Payment (for the SureIncome Withdrawal Benefit
      Option)                                                         32
      -------------------------------------------------------------------
      Benefit Payment (for the SureIncome Plus Withdrawal Benefit
      Option)                                                         35
      -------------------------------------------------------------------
      Benefit Payment (for the SureIncome For Life Withdrawal
      Benefit Option)                                                 39
      -------------------------------------------------------------------
      Benefit Payment Remaining (for the SureIncome Withdrawal
      Benefit Option)                                                 32
      -------------------------------------------------------------------
      Benefit Payment Remaining (for the SureIncome Plus
      Withdrawal Benefit Option)                                      35
      -------------------------------------------------------------------
      Benefit Payment Remaining (for the SureIncome For Life
      Withdrawal Benefit Option)                                      39
      -------------------------------------------------------------------
      Benefit Year (for the SureIncome Withdrawal Benefit Option)     31
      -------------------------------------------------------------------
      Benefit Year (for the SureIncome Plus Withdrawal Benefit
      Option)                                                         35
      -------------------------------------------------------------------
      Benefit Year (for the SureIncome For Life Withdrawal Benefit
      Option)                                                         38
      -------------------------------------------------------------------
      Co-Annuitant                                                    18
      -------------------------------------------------------------------
      *Contract                                                       17
      -------------------------------------------------------------------
      Contract Anniversary                                             8
      -------------------------------------------------------------------
      Contract Owner ("You")                                          17
      -------------------------------------------------------------------
      Contract Value                                                   1
      -------------------------------------------------------------------
      Contract Year                                                    9
      -------------------------------------------------------------------
      Credit Enhancement                                               1
      -------------------------------------------------------------------
      Dollar Cost Averaging Program                                   56
      -------------------------------------------------------------------
      Due Proof of Death                                              72
      -------------------------------------------------------------------
      Earnings Protection Death Benefit Option                        74
      -------------------------------------------------------------------
      Enhanced Beneficiary Protection (Annual Increase) Option        73
      -------------------------------------------------------------------
      Excess of Earnings Withdrawal                                   74
      -------------------------------------------------------------------



                                                                    PAGE
        Fixed Account Options                                        51
        ----------------------------------------------------------------
        Free Withdrawal Amount                                       60
        ----------------------------------------------------------------
        Funds                                                         1
        ----------------------------------------------------------------
        Guarantee Option                                             69
        ----------------------------------------------------------------
        Guarantee Period Account                                     51
        ----------------------------------------------------------------
        Income Base                                                   9
        ----------------------------------------------------------------
        Income Plan                                                  63
        ----------------------------------------------------------------
        Income Protection Benefit Option                             67
        ----------------------------------------------------------------
        In-Force Earnings                                            74
        ----------------------------------------------------------------
        In-Force Premium                                             74
        ----------------------------------------------------------------
        Investment Alternatives                                      44
        ----------------------------------------------------------------
        IRA Contract                                                  9
        ----------------------------------------------------------------
        Issue Date                                                   12
        ----------------------------------------------------------------
        Market Value Adjustment                                      11
        ----------------------------------------------------------------
        Maximum Anniversary Value                                     8
        ----------------------------------------------------------------
        Maximum Anniversary Value (MAV) Death Benefit Option          8
        ----------------------------------------------------------------
        Payout Phase                                                 12
        ----------------------------------------------------------------
        Payout Start Date                                            63
        ----------------------------------------------------------------
        Portfolios                                                   80
        ----------------------------------------------------------------
        Qualified Contract                                           17
        ----------------------------------------------------------------
        Retirement Income Guarantee Options                          69
        ----------------------------------------------------------------
        Return of Premium Death Benefit                              11
        ----------------------------------------------------------------
        Rider Anniversary                                            22
        ----------------------------------------------------------------
        Rider Application Date                                        8
        ----------------------------------------------------------------
        Rider Date (for the TrueReturn Accumulation Benefit
        Option)                                                      22
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Withdrawal Benefit Option)    31
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      35
        ----------------------------------------------------------------
        Rider Date (for the SureIncome For Life Withdrawal Benefit
        Option)                                                      38
        ----------------------------------------------------------------
        Rider Fee (for the TrueReturn Accumulation Benefit Option)   23
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Withdrawal Benefit Option)     32
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      36
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome For Life Withdrawal Benefit
        Option)                                                      40
        ----------------------------------------------------------------
        Rider Fee Percentage                                         30
        ----------------------------------------------------------------
        Rider Maturity Date                                          22
        ----------------------------------------------------------------
        Rider Period                                                 22
        ----------------------------------------------------------------
        Rider Trade-In Option (for the TrueReturn Accumulation
        Benefit Option)                                              30
        ----------------------------------------------------------------
        Rider Trade-In Option (for the SureIncome Withdrawal
        Benefit Option)                                              33
        ----------------------------------------------------------------
        Right to Cancel                                              21
        ----------------------------------------------------------------


                               4     PROSPECTUS

                                                                 PAGE
           SEC                                                      1
           ----------------------------------------------------------
           Settlement Value                                        72
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option        58
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option for
           Custodial Individual Retirement Accounts                58
           ----------------------------------------------------------
           Standard Fixed Account Option                           51
           ----------------------------------------------------------
           SureIncome Covered Life                                 38
           ----------------------------------------------------------
           SureIncome Option Fee                                   59
           ----------------------------------------------------------
           SureIncome Plus Option                                  34
           ----------------------------------------------------------
           SureIncome Plus Option Fee                              59
           ----------------------------------------------------------
           SureIncome Plus Withdrawal Benefit Option               34
           ----------------------------------------------------------
           SureIncome For Life Option                              38
           ----------------------------------------------------------
           SureIncome For Life Option Fee                          59
           ----------------------------------------------------------
           SureIncome For Life Withdrawal Benefit Option           38
           ----------------------------------------------------------
           SureIncome ROP Death Benefit                            72
           ----------------------------------------------------------
           SureIncome Withdrawal Benefit Option                    31
           ----------------------------------------------------------
           Systematic Withdrawal Program                           63
           ----------------------------------------------------------
           Tax Qualified Contract                                  86
           ----------------------------------------------------------
           Transfer Period Accounts                                25
           ----------------------------------------------------------
           Trial Examination Period                                 7
           ----------------------------------------------------------
           TrueBalance/SM/ Asset Allocation Program                48
           ----------------------------------------------------------
           TrueReturn/SM/ Accumulation Benefit Option              22
           ----------------------------------------------------------

                                                                   PAGE
         Valuation Date                                              20
         --------------------------------------------------------------
         Variable Account                                            80
         --------------------------------------------------------------
         Variable Sub-Account                                        44
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome Withdrawal
         Benefit Option)                                             32
         --------------------------------------------------------------
         Withdrawal Benefit Factor (For the SureIncome Plus
         Withdrawal Benefit Option)                                  35
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome For Life
         Withdrawal Benefit Option)                                  39
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome
         Withdrawal Benefit Option)                                  33
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome Plus
         Withdrawal Benefit Option)                                  37
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome For
         Life Withdrawal Benefit Option)                             40
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Withdrawal Benefit Option)                                  33
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Plus Withdrawal Benefit Option)                             37
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         For Life Withdrawal Benefit Option)                         40
         --------------------------------------------------------------
         Withdrawal Benefit Option                                   31
         --------------------------------------------------------------
         Withdrawal Benefit Option Fee                               59
         --------------------------------------------------------------

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                               5     PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits.+ They differ primarily with respect to the charges imposed, as follows:

..   The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of
    1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The ALLSTATE ADVISOR PLUS CONTRACT offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

..   The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE
    OPTION ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

..   The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE
    OPTION ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

..   The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
    ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

+ Some broker/dealers and banks may limit the purchase of optional benefits and may limit participation in certain programs. Your individual sales representative will describe any such limitations to you.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

                               6     PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS         WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000
                          ($50 for automatic payments).

                          We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

                          For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to 5% of such purchase payment.
----------------------------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("TRIAL EXAMINATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                          Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding. If you cancel your
                          Contract during the TRIAL EXAMINATION PERIOD, the amount we refund to you will not include any Credit Enhancement. See "Trial Examination Period" for details.
----------------------------------------------------------------------------------------------------------
EXPENSES                  Each Portfolio pays expenses that you will bear indirectly if you invest in a
                          Variable Sub-Account. You also will bear the following expenses:

                          ALLSTATE ADVISOR CONTRACTS

                          .   Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

                          .   Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          ALLSTATE ADVISOR PLUS CONTRACTS

                          .   Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

                          .   Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

                          ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR WITHDRAWAL CHARGE OPTION)

                          .   Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

                          .   Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR WITHDRAWAL CHARGE OPTION)

                          .   Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

                          .   Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                               7     PROSPECTUS

  ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO WITHDRAWAL CHARGE OPTION)

  . Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

  .   No withdrawal charge.

  ALL CONTRACTS

  .   Annual administrative expense charge of 0.19% (up to 0.35% for future
      Contracts).

  .   Annual contract maintenance charge of $30 (waived in certain cases).

  .   If you select the MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT OPTION
      ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20%* (up to 0.30% for Options added in the future).

  . If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, you will pay an additional mortality and expense risk charge of 0.30%*.

  . If you select the EARNINGS PROTECTION DEATH BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later ("RIDER
      APPLICATION DATE").

  .   If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION ("TRUERETURN
      OPTION") you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT BASE in effect on each Contract anniversary ("CONTRACT ANNIVERSARY") during the Rider Period.
      You may not select the TrueReturn Option together with a Retirement Income
      Guarantee Option or any Withdrawal Benefit Option.

  .   If you select the SUREINCOME OPTION, you would pay an additional annual fee
      ("SUREINCOME OPTION FEE") of 0.50% of the BENEFIT BASE on each Contract
      Anniversary (see the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a
      TrueReturn Option or any other Withdrawal Benefit Option.

  .   If you select the SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION ("SUREINCOME
      PLUS OPTION") you would pay an additional annual fee ("SUREINCOME PLUS
      OPTION FEE") of 0.65% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract Anniversary (see the SureIncome Plus Option
      Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other
      Withdrawal Benefit Option.

  .   If you select the SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
      ("SUREINCOME FOR LIFE OPTION") you would pay an additional annual fee
      ("SUREINCOME FOR LIFE OPTION FEE") of 0.65% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract Anniversary (see the SureIncome For Life Option Fee section). You may not select the SureIncome
      For Life Option together with a Retirement Income Guarantee Option, a
      TrueReturn Option or any other Withdrawal Benefit Option.

                               8     PROSPECTUS

  . We discontinued offering RETIREMENT INCOME GUARANTEE OPTION 1 ("RIG 1") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected
      RIG 1 prior to May 1, 2004, you will pay an additional annual fee ("Rider
      Fee") of 0.40%* of the INCOME BASE in effect on a Contract Anniversary.

  . We discontinued offering RETIREMENT INCOME GUARANTEE OPTION 2 ("RIG 2") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected
      RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55%* of the INCOME BASE in effect on a Contract Anniversary.

  . If you select the INCOME PROTECTION BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  .   If you select the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION OR
      SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT OPTION FOR CUSTODIAL INDIVIDUAL
      RETIREMENT ACCOUNTS ("CSP") you would pay an additional annual fee ("RIDER
      FEE") of 0.10%** (up to 0.15% for Options added in the future) of the Contract Value ("CONTRACT VALUE") on each Contract Anniversary. These
      Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account ("IRA") under Section 408 of the Internal Revenue Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under
      Section 408 of the Internal Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection
      Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.**

     ** NO RIDER FEE WAS CHARGED FOR THESE OPTIONS FOR CONTRACT OWNERS WHO ADDED
     THESE OPTIONS PRIOR TO JANUARY 1, 2005. SEE PAGE 14 FOR DETAILS.

  . Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year
      ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

  .   State premium tax (if your state imposes one)

  .   NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES.

     WE MAY DISCONTINUE ANY OF THESE OPTIONS AT ANY TIME PRIOR TO THE TIME YOU
     ELECT TO RECEIVE IT.

     * DIFFERENT RATES APPLY TO CONTRACT OWNERS WHO ADDED THESE OPTIONS PRIOR TO
     MAY 1, 2003. SEE PAGE 14 FOR DETAILS.
------------------------------------------------------------------------------------

                               9     PROSPECTUS

-----------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  Each Contract offers several investment alternatives including:

                         .   up to 3 Fixed Account Options that credit interest at rates we guarantee,
                             and

                         .   58* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                            .   Fidelity Management & Research Company

                            .   Franklin Advisers, Inc.

                            .   Franklin Advisory Services, LLC

                            .   Franklin Mutual Advisers, LLC

                            .   Invesco Advisers, Inc.

                            .   Lord, Abbett & Co. LLC

                            .   OppenheimerFunds, Inc.

                            .   Putnam Investment Management, LLC

                            .   Strategic Advisors, Inc.

                            .   Templeton Asset Management Ltd.

                            .   Templeton Investment Counsel, LLC

                            .   Morgan Stanley Investment Management Inc.

                            *Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, Certain Variable Sub- Account are closed to Contract Owners not invested in the specified Variable
                            Sub-Accounts by a designated date. Please see pages 44-47 for more information.

                         NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL STATES OR WITH ALL CONTRACTS.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.
-----------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         .   AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                         .   AUTOMATIC ADDITIONS PROGRAM

                         .   DOLLAR COST AVERAGING PROGRAM

                         .   SYSTEMATIC WITHDRAWAL PROGRAM

                         .   TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
-----------------------------------------------------------------------------------------------------------


                               10     PROSPECTUS

-------------------------------------------------------------------------------------------------
INCOME PAYMENTS  You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                 .   life income with guaranteed number of payments

                 .   joint and survivor life income with guaranteed number of payments

                 .   guaranteed number of payments for a specified period

                 .   life income with cash refund

                 .   joint life income with cash refund

                 .   life income with installment refund

                 .   joint life income with installment refund

                 Prior to May 1, 2004, Allstate Life also offered two Retirement Income
                 Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                 In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
-------------------------------------------------------------------------------------------------
DEATH BENEFITS   If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract.
                 In addition to the death benefit included in your Contract ("RETURN OF PREMIUM
                 DEATH BENEFIT" or "ROP Death Benefit"), the death benefit options we currently offer include:

                 .   MAV DEATH BENEFIT OPTION;

                 .   ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION; and

                 .   EARNINGS PROTECTION DEATH BENEFIT OPTION

                 The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit, ("SUREINCOME
                 ROP DEATH BENEFIT").
-------------------------------------------------------------------------------------------------
TRANSFERS        Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the Standard Fixed
                 Account or Market Value Adjusted Account Options is $100.

                 A charge may apply after the 12/th/ transfer in each Contract Year.
-------------------------------------------------------------------------------------------------
WITHDRAWALS      You may withdraw some or all of your Contract Value at any time during the
                 Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the Payout
                 Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10%
                 federal tax penalty. A withdrawal charge and a MARKET VALUE ADJUSTMENT may also apply.

                 If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a
                 Withdrawal Benefit Option is in effect under your Contract. Your Contract will terminate if you withdraw all of your Contract Value.
-------------------------------------------------------------------------------------------------

                               11     PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 63. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

                               12     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT PORTFOLIO EXPENSES, PLEASE REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                     Number of Complete Years Since We Received the Purchase Payment
                                        Being Withdrawn/Applicable Charge:
 ----------------------------------------------------------------------------------------------------
 Contract:                             0       1       2       3       4      5    6       7    8+
 Allstate Advisor                      7%      7%      6%      5%      4%     3%   2%      0%    0%
 Allstate Advisor Plus               8.5%    8.5%    8.5%    7.5%    6.5%   5.5%   4%    2.5%    0%
 Allstate Advisor Preferred with:
  5-Year Withdrawal Charge Option      7%      6%      5%      4%      3%     0%
  3-Year Withdrawal Charge Option      7%      6%      5%      0%
  No Withdrawal Charge Option                          None

 All Contracts:
 Annual Contract Maintenance Charge                    $30**
 Transfer Fee                        up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense Administrative  Total Variable Account
Basic Contract (without any optional benefit)                     Risk Charge      Expense Charge*     Annual Expense
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                     1.10%              0.19%              1.29%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                1.40%              0.19%              1.59%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5-year Withdrawal Charge Option)         1.40%              0.19%              1.59%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3-year Withdrawal Charge Option)         1.50%              0.19%              1.69%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)             1.60%              0.19%              1.79%
-------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

   MAV Death Benefit Option                                      0.20%* (up to 0.30% for Options added in the future)
   Enhanced Beneficiary Protection (Annual Increase) Option      0.30%*
   Earnings Protection Death Benefit Option (issue age 0-70)     0.25% (up to 0.35% for Options added in the future)
   Earnings Protection Death Benefit Option (issue age 71-79)    0.40% (up to 0.50% for Options added in the future)

* For Contract Owners who added the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional mortality and expense risk charge associated with each Option is 0.15%.

                               13     PROSPECTUS

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and
Earnings                                                     Mortality and Expense Administrative  Total Variable Account
Protection Death Benefit Option (issue age 71-79)                Risk Charge*      Expense Charge*     Annual Expense
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                     2.00%              0.19%              2.19%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                2.30%              0.19%              2.49%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5-year Withdrawal Charge Option)         2.30%              0.19%              2.49%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3-year Withdrawal Charge Option)         2.40%              0.19%              2.59%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)             2.50%              0.19%              2.69%
-------------------------------------------------------------------------------------------------------------------------

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      TrueReturn/SM/ Accumulation Benefit Option                   0.50%*
      -------------------------------------------------------------------

* Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      SureIncome Withdrawal Benefit Option                         0.50%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      SureIncome Plus Withdrawal Benefit Option                    0.65%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      SureIncome For Life Withdrawal Benefit Option                0.65%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

RETIREMENT INCOME GUARANTEE OPTION FEE*

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40%** of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55%** of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

** For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      -------------------------------------------------------------------

* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

                               14     PROSPECTUS

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      -------------------------------------------------------------------

* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses
- Mortality and Expense Risk Charge," below, for details.

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           PORTFOLIO ANNUAL EXPENSES


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.35%   2.25%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2013 (except as otherwise noted).


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Enhanced Beneficiary
    Protection (Annual Increase) Option;

..   elected the Earnings Protection Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the SureIncome Plus Withdrawal Benefit Option.

                               15     PROSPECTUS

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                                                             Allstate Advisor Preferred
                                                                                                    (with 5 Year
                                  Allstate Advisor              Allstate Advisor Plus         Withdrawal Charge Option)
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses  $1,194 $2,312  $3,349   $6,048  $1,350 $2,602  $3,683   $6,246  $1,223 $2,306  $3,387   $6,250
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses  $1,012 $1,788  $2,515   $4,582  $1,168 $2,084  $2,862   $4,829  $1,041 $1,788  $2,566   $4,833
--------------------------------------------------------------------------------------------------------------------------



                                 Allstate Advisor Preferred             Allstate Advisor Preferred
                               (with 3-Year Withdrawal Charge Option) (with No Withdrawal Charge Option)
                               1 Year   3 Years   5 Years   10 Years  1 Year    3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses             $1,232   $2,332    $3,172     $6,314    $646     $1,934  $3,214   $6,384
--------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses             $1,051   $1,815    $2,356     $4,913    $466     $1,419  $2,403   $4,998
--------------------------------------------------------------------------------------------------------


EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                                                             Allstate Advisor Preferred
                                                                                                    (with 5 Year
                                  Allstate Advisor              Allstate Advisor Plus         Withdrawal Charge Option)
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses   $599  $1,802  $3,009   $6,048   $627  $1,880  $3,130   $6,246   $628  $1,881  $3,132   $6,250
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses   $417  $1,278  $2,175   $4,582   $446  $1,361  $2,309   $4,829   $446  $1,363  $2,311   $4,833
--------------------------------------------------------------------------------------------------------------------------



                                 Allstate Advisor Preferred             Allstate Advisor Preferred
                               (with 3-Year Withdrawal Charge Option) (with No Withdrawal Charge Option)
                               1 Year   3 Years   5 Years   10 Years  1 Year    3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $637    $1,907    $3,172     $6,314    $646     $1,934  $3,214   $6,384
--------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $456    $1,390    $2,356     $4,913    $466     $1,419  $2,403   $4,998
--------------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), AND THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. EXAMPLES FOR THE ALLSTATE ADVISOR PREFERRED CONTRACTS ASSUME THE ELECTION OF THE 5-YEAR WITHDRAWAL CHARGE OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                               16     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any

                               17     PROSPECTUS
payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

..   the individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date;
    and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

..   the beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

..   the Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

..   the Co-Annuitant must be the legal spouse of the Annuitant and only one
    Co-Annuitant may be named;

..   the Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

..   the Annuitant must be age 90 or younger on the Rider Application Date; and

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant

                               18     PROSPECTUS
is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs

                               19     PROSPECTUS
it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For ALLSTATE ADVISOR PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit

                               20     PROSPECTUS

Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

                 ADDITIONAL CREDIT           CUMULATIVE PURCHASE
                ENHANCEMENT FOR LARGE      PAYMENTS LESS CUMULATIVE
                     CONTRACTS             WITHDRAWALS MUST EXCEED:
            0.50% of the purchase payment         $  500,000
            1.00% of the purchase payment         $1,000,000

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details. The ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. The amount you receive will be less applicable federal and state income tax withholding. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTs, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative expense charges.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market - Class IB Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Putnam VT Money Market - Class IB Sub-Account. On the next Valuation Date 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable

                               21     PROSPECTUS

Sub-Account to your Contract. For ALLSTATE ADVISOR PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

ACCUMULATION BENEFIT.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market - Class IB Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market - Class IB Sub-Account and into another investment alternative at any time

                               22     PROSPECTUS
thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB FACTORS
                       RIDER PERIOD    GUARANTEE GUARANTEE
                     (NUMBER OF YEARS) OPTION 1  OPTION 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                 Guarantee Option:                        1
                 Rider Period:                            15
                 AB Factor:                             187.5%
                 Rider Date:                            1/2/04
                 Rider Maturity Date:                   1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $ 50,000

              On the Rider Maturity Date (1/2/19):
              Accumulation Benefit       =Benefit Base on Rider
                                          Maturity Date X AB
                                          Factor
                                         =$50,000 X 187.5%
                                         =$93,750

Example 2: Guarantee Option 2

                 Guarantee Option:                        2
                 Rider Period:                            15
                 AB Factor:                             150.0%
                 Rider Date:                            1/2/04
                 Rider Maturity Date:                   1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $ 50,000

              On the Rider Maturity Date (1/2/19):
              Accumulation Benefit       =Benefit Base on Rider
                                          Maturity Date X AB
                                          Factor
                                         =$50,000 X 150.0%
                                         =$75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

BENEFIT BASE.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments (and Credit
    Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income

                               23     PROSPECTUS
and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

INVESTMENT REQUIREMENTS.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalance/SM/ Model Portfolio Options, and Fidelity VIP Freedom Funds Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

          GUARANTEE OPTION 1                     GUARANTEE OPTION 2
 -----------------------------------------------------------------------------
 *Model Portfolio Option 1              *Model Portfolio Option 2
 *TrueBalance Conservative Model        *TrueBalance Conservative Model
  Portfolio Option                       Portfolio Option
 *TrueBalance Moderately Conservative   *TrueBalance Moderately Conservative
  Model Portfolio Option                 Model Portfolio Option
 *Fidelity VIP Freedom Income Fund      *TrueBalance Moderate Model Portfolio
  Model Portfolio Option                 Option
 *Fidelity VIP Freedom 2010 Fund Model  *TrueBalance Moderately Aggressive
  Portfolio Option                       Model Portfolio Option
                                        *TrueBalance Aggressive Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom Income Fund
                                         Model Portfolio Option
                                        *Fidelity VIP Freedom 2010 Fund Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom 2020 Fund Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom 2030 Fund Model
                                         Portfolio Option
 -----------------------------------------------------------------------------

NOTE: THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE ADDED TO THE TRUERETURN OPTION ON MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, MAY NOT BE USED WITH THE TRUERETURN OPTION. THE FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS UNDER GUARANTEE OPTION 1 AND GUARANTEE OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1,
2004). FOR GUARANTEE OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004), THE FIDELITY VIP FREEDOM FUNDS ARE PART OF THE AVAILABLE VARIABLE SUB-ACCOUNTS LISTED UNDER MODEL PORTFOLIO OPTION 2. PLEASE NOTE THAT ONLY CERTAIN FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE ABOVE.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from

                               24     PROSPECTUS
the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

MODEL PORTFOLIO OPTION 1

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio
1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category/(1)/:

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
--------------------------------------------------------------------------------
CATEGORY B

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin U.S. Government Fund - Class 2)

Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account
UIF U.S. Real Estate, Class II Sub-Account
--------------------------------------------------------------------------------
CATEGORY C

Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Index 500 - Service Class 2 Sub-Account
Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Growth and Income Securities Fund - Class 2)
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Income Securities Fund - Class 2)
FTVIP Franklin Large Cap Growth VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Large Cap Growth Securities Fund - Class 2)
FTVIP Franklin Small Cap Value VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Small Cap Value Securities Fund - Class 2)
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Global Discovery Securities Fund - Class 2)
FTVIP Franklin Mutual Shares VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Shares Securities Fund - Class 2)
FTVIP Templeton Developing Markets VIP Fund - Class 2 Sub-Account (formerly, FTVIP Templeton Developing Markets Securities Fund - Class 2)
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account (formerly, FTVIP Templeton Foreign Securities Fund - Class 2)
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2 Sub-Account/(1)/ (formerly, FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2)
FTVIP Templeton Global Bond VIP Fund - Class 2 Sub-Account/(1)/ (formerly, FTVIP Templeton Global Bond Securities Fund - Class 2)

Lord Abbett Series - Fundamental Equity Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account

Lord Abbett Series - Mid Cap Stock Sub-Account
Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Sub-Account/(5)/ Oppenheimer Capital Income Fund/VA - Class 2 Shares Sub-Account/(5)/ Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account/(6)/

Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

Oppenheimer Main Street Small Cap Fund - Class 2 Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account/(2)/
Putnam VT George Putnam Balanced Fund - Class IB
Putnam VT Global Utilities - Class IB Sub-Account/(2)/
Putnam VT Voyager - Class IB Sub-Account

Invesco V.I. Equity and Income - Series II Sub-Account

UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account

                               25     PROSPECTUS

Invesco V.I. American Value - Series I Sub-Account & Invesco V.I. American Value - Series II Sub-Account/(3)/
Invesco V. I Comstock - Series II Sub-Account
Invesco V. I. American Franchise - Series II Sub-Account
Invesco V. I. Growth and Income - Series II Sub-Account

--------------------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 1)

Fidelity(R) VIP Freedom Income - Service Class 2 Sub-Account
Fidelity(R) VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity(R) VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity(R) VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity(R) VIP Growth Stock - Service Class 2 Sub-Account Oppenheimer Global Fund/VA - Class 2 Shares Sub-Account

Putnam VT Global Health Care - Class IB Sub-Account/(2)/
Putnam VT Multi-Cap Growth - Class IB Sub-Account/(2)/
UIF Growth, Class I Sub-Account/(3)/
UIF Growth, Class II Sub-Account/(3)/
UIF Small Company Growth, Class II Sub-Account

Invesco V. I. Mid Cap Growth - Series II Sub-Account/(4)/

--------------------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO
OPTION 1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)The Putnam VT Global Health Care - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Multi-Cap Growth - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(3)The UIF Growth, Class II Sub-Account and the Invesco V.I. American Value - Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Growth, Class I Sub-Account and the Invesco V.I. American Value - Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value - Series II Sub-Account.

(4)Effective May 1, 2006, the Invesco V.I. Mid Cap Growth - Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(5)Effective as of August 30, 2010, the Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Effective as of November 19, 2010, the Oppenheimer Capital Income Fund/VA - Class 2 Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.

  Contract Owners who had contract value invested in either Variable Sub-Account as of their respective closure dates may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure dates. Contract Owners who did not have contract value invested in either Variable Sub-Accounts as of their specified closure dates may not invest in the Variable Sub-Accounts.


(6)Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA - Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

MODEL PORTFOLIO OPTION 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date

                               26     PROSPECTUS
prior to October 1, 2004) and the Variable Sub-Accounts available under each category/(1)/:

                           MODEL PORTFOLIO OPTION 2
                     (RIDER DATE PRIOR TO OCTOBER 1, 2004)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
--------------------------------------------------------------------------------
CATEGORY B

FTVIP Franklin U.S. Government Securities VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin U.S. Government Fund - Class 2)

Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account
UIF U.S. Real Estate, Class II Sub-Account
--------------------------------------------------------------------------------
CATEGORY C

Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Index 500 - Service Class 2 Sub-Account
Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Growth and Income Securities Fund - Class 2)
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Income Securities Fund - Class 2)
FTVIP Franklin Large Cap Growth VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Large Cap Growth Securities Fund - Class 2)
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Global Discovery Securities Fund - Class 2)
FTVIP Franklin Mutual Shares VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Shares Securities Fund - Class 2)
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2 Sub-Account/(1)/ (formerly, FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2)
FTVIP Templeton Global Bond VIP Fund - Class 2 Sub-Accounts/(1)/ (formerly, FTVIP Templeton Global Bond Securities Fund - Class 2)

Lord Abbett Series - Fundamental Equity Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account

Lord Abbett Series - Mid Cap Stock Sub-Account
Oppenheimer Capital Income Fund/VA - Class 2 Shares Sub-Account/(5)/

Oppenheimer Main Street(R)/VA - Service Shares Sub-Account Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account/(2)/
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account Putnam VT Global Utilities - Class IB Sub-Account/(2)/

Invesco V.I. Equity and Income - Series II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value Fund - Series I Sub-Account and Invesco V.I. American Value Fund - Series II Sub-Account/(3)/
Invesco V.I. Comstock - Series II Sub-Account

Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------
CATEGORY D

Fidelity(R) VIP Growth Stock - Service Class 2 Sub-Account
FTVIP Franklin Small Cap Value VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Small Cap Value Securities Fund - Class 2)
FTVIP Templeton Developing Markets VIP Fund - Class 2 Sub-Account (formerly, FTVIP Templeton Developing Markets Securities Fund - Class 2)
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account (formerly, FTVIP Templeton Foreign Securities Fund - Class 2)
Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account/(5)/ Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account/(6)/ Oppenheimer Global Fund/VA - Class 2 Shares Sub-Account

Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account Putnam VT Global Health Care - Class IB Sub-Account/(2)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Multi-Cap Growth Fund - Class IB Sub-Account/(2)/
Putnam VT Voyager - Class IB Sub-Account
UIF Growth, Class I Sub-Account
UIF Growth, Class II Sub-Account/(3)/
UIF Global Franchise, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account

Invesco V. I. American Franchise, Class II Sub-Account
Invesco V. I. Mid Cap Growth, Class II Sub-Account/(4)/

--------------------------------------------------------------------------------

The following Variable Sub-Accounts are not available under Model Portfolio Option 2 (Rider Date Prior to October 1, 2004): Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account and Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account. Instead, the Fidelity VIP Freedom Funds are available as Model Portfolio Options (see table under Investment Requirements Above).

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)The Putnam VT Global Health Care - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Multi-Cap Growth - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(3)The UIF Growth, Class II Sub-Account and the Invesco V.I. American Value - Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Growth, Class I Sub-Account and the Invesco V.I. American Value - Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value - Series II Sub-Account.

                               27     PROSPECTUS

(4)Effective May 1, 2006, the Invesco V.I. Mid Cap Growth - Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(5)Effective as of August 30, 2010, the Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Effective as of November 19, 2010, the Oppenheimer Capital Income Fund/VA - Class 2 Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.

  Contract Owners who had contract value invested in either Variable Sub-Account as of their respective closure dates may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure dates. Contract Owners who did not have contract value invested in either Variable Sub-Accounts as of their specified closure dates may not invest in the Variable Sub-Accounts.


(6)Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA - Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

Rider Date on or after October 1, 2004

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)/(1)/:

                           MODEL PORTFOLIO OPTION 2
                    (RIDER DATE ON OR AFTER OCTOBER 1, 2004
--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------

Fidelity(R) VIP Freedom Income - Service Class 2 Sub-Account
Fidelity(R) VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity(R) VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity(R) VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Index 500 - Service Class 2 Sub-Account
Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Growth and Income Securities Fund - Class 2)
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Income Securities Fund - Class 2)
FTVIP Franklin Large Cap Growth VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Large Cap Growth Securities Fund - Class 2)
FTVIP Franklin Small Cap Value VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Small Cap Value Securities Fund - Class 2)
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Global Discovery Securities Fund - Class 2)
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin U.S. Government Fund - Class 2)
FTVIP Franklin Mutual Shares VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Shares Securities Fund - Class 2)
FTVIP Templeton Developing Markets VIP Fund - Class 2 Sub-Account (formerly, FTVIP Templeton Developing Markets Securities Fund - Class 2)
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account (formerly, FTVIP Templeton Foreign Securities Fund - Class 2)
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2 Sub-Account/(1)/ (formerly, FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2)
FTVIP Templeton Global Bond VIP Fund - Class 2 Sub-Account/(1)/ (formerly, FTVIP Templeton Global Bond Securities Fund - Class 2)

Lord Abbett Series - Fundamental Equity Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account

Lord Abbett Series - Mid Cap Stock Sub-Account
Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account/(4)/ Oppenheimer Capital Income Fund/VA - Class 2 Shares Sub-Account/(4)/

Oppenheimer Core Bond/VA - Service Shares Sub-Account

Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account/(5)/

Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account
UIF Equity and Income, Class II Sub-Account
UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value, Class I Sub-Account & Invesco V.I. American Value, Class II Sub-Account/(2)/

UIF U.S. Real Estate, Class II Sub-Account

Invesco V.I. American Franchise - Series II Sub-Account


                               28     PROSPECTUS

Invesco V.I. Comstock - Class II Sub-Account
Invesco V.I. Growth and Income - Series II Sub-Account

--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account

Oppenheimer Global Fund/ VA - Class 2 Shares Sub-Account

UIF Growth, Class I Sub-Account &UIF Growth, Class II Sub-Account/(2)/ UIF Small Company Growth, Class II Sub-Account

Invesco V.I. Mid Cap Growth - Series II Sub-Account/(3)/

--------------------------------------------------------------------------------

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)The UIF Growth, Class II Sub-Account and the Invesco V.I. American Value - Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Growth, Class I Sub-Account and the Invesco V.I. American Value - Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value - Series II Sub-Account.

(3)Effective May 1, 2006, the Invesco V.I. Mid Cap Growth - Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(4)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:
   Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account. Effective as of November 19, 2010, the Oppenheimer Capital Income Fund/VA - Class 2 Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date.

  Contract Owners who had contract value invested in these Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in these Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.


(5)Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA - Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.

CANCELLATION OF THE TRUERETURN OPTION.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations

                               29     PROSPECTUS
or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

DEATH OF OWNER OR ANNUITANT.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 76 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

RIDER TRADE-IN OPTION.

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new Withdrawal
    Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.

TERMINATION OF THE TRUERETURN OPTION.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

                               30     PROSPECTUS

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS.

If you choose one of the Fidelity VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity VIP Freedom Sub-Account associated with the Fidelity VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity VIP Freedom Sub-Account associated with each Fidelity VIP Freedom Funds Model Portfolio Option:

   FIDELITY VIP FREEDOM FUNDS MODEL             FIDELITY VIP FREEDOM
           PORTFOLIO OPTIONS                         SUB-ACCOUNT
 -----------------------------------------------------------------------------
   Fidelity VIP Freedom Income Fund     Fidelity VIP Freedom Income - Service
        Model Portfolio Option                   Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2010 Fund Model    Fidelity VIP Freedom 2010 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2020 Fund Model    Fidelity VIP Freedom 2020 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2030 Fund Model    Fidelity VIP Freedom 2030 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------

The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

WITHDRAWAL BENEFIT OPTIONS
"WITHDRAWAL BENEFIT OPTIONS" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.

SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option ("SureIncome Option"), which is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to

                               31     PROSPECTUS
make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

We may discontinue offering, at any time without prior notice, the SureIncome Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

                               32     PROSPECTUS

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

CANCELLATION OF THE SUREINCOME OPTION

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

RIDER TRADE-IN OPTION

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We currently offer the SureIncome Option or

                               33     PROSPECTUS

SureIncome Plus Withdrawal Benefit Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New SureIncome Option or any New Option will be made a part of your
    Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New SureIncome
    Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

DEATH OF OWNER OR ANNUITANT

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

TERMINATION OF THE SUREINCOME OPTION

The SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

                               34     PROSPECTUS

The SureIncome Plus Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE". Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This death benefit option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 72.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may not have more than one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code
Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Plus Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

                               35     PROSPECTUS

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

                               36     PROSPECTUS

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code
Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

DEATH OF OWNER OR ANNUITANT

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to

                               37     PROSPECTUS
   the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section (page 73) for more details on the SureIncome ROP Death Benefit.

TERMINATION OF THE SUREINCOME PLUS OPTION

The SureIncome Plus Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SUREINCOME COVERED LIFE" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE" as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This Option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 72.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option

                               38     PROSPECTUS
may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. AFTER THIS DATE THE WITHDRAWAL BENEFIT FACTOR WILL NOT CHANGE.

We currently offer the following Withdrawal Benefit Factors:

                   ATTAINED AGE OF
               SUREINCOME COVERED LIFE WITHDRAWAL BENEFIT FACTOR
               ----------------------- -------------------------
                       50 - 59                     4%
                       60 - 69                     5%
                       70    +                     6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. THE WITHDRAWAL BENEFIT FACTOR USED IN ALL FUTURE CALCULATIONS WILL NOT CHANGE.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

..   If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

                               39     PROSPECTUS

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

                               40     PROSPECTUS

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

DEATH OF OWNER OR ANNUITANT

If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the DEATH BENEFITS section page 72 for more details on the SureIncome ROP Death Benefit.

                               41     PROSPECTUS

TERMINATION OF THE SUREINCOME FOR LIFE OPTION

The SureIncome For Life Option will terminate on the earliest of the following to occur:

..   The Benefit Payment is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

..   On the date the SureIncome For Life Option is cancelled as detailed under
    Death of Owner or Annuitant section above;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a MODEL PORTFOLIO OPTION available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest to an available Model Portfolio Option; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                          * MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

NOTE: THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE FIRST MADE AVAILABLE IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION ON MAY 1, 2005. ANY TRUEBALANCE MODEL PORTFOLIOS OFFERED UNDER THE TRUEBALANCE ASSET ALLOCATION PROGRAM PRIOR TO MAY 1, 2005, MAY NOT BE USED IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market

                               42     PROSPECTUS

Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available" and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows/(1)/:

                                   Available
--------------------------------------------------------------------------------

Fidelity(R) VIP Freedom Income - Service Class 2 Sub-Account
Fidelity(R) VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity(R) VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity(R) VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Index 500 - Service Class 2 Sub-Account
Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Growth and Income Securities Fund - Class 2)
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Income Securities Fund - Class 2)
FTVIP Franklin Large Cap Growth VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Large Cap Growth Securities Fund - Class 2)
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Global Discovery Securities Fund - Class 2)
FTVIP Franklin Small Cap Value VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Small Cap Value Securities Fund - Class 2)
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin U.S. Government Fund - Class 2)
FTVIP Franklin Mutual Shares VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Shares Securities Fund - Class 2)
FTVIP Templeton Developing Markets VIP Fund - Class 2 Sub-Account (formerly, FTVIP Templeton Developing Markets Securities Fund - Class 2)
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account (formerly, FTVIP Templeton Foreign Securities Fund - Class 2)
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2 Sub-Account/(1)/ (formerly, FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2)
FTVIP Templeton Global Bond VIP Fund - Class 2 Sub-Account/(1)/ (formerly, FTVIP Templeton Global Bond Securities Fund - Class 2)

Lord Abbett Series - Fundamental Equity Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account

Lord Abbett Series - Mid Cap Stock Sub-Account
Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account/(4)/ Oppenheimer Capital Income Fund/ VA - Class 2 Shares Sub-Account/(4)/

Oppenheimer Core Bond/VA - Service Shares Sub-Account

Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account/(5)/

Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

Oppenheimer Main Street Small Cap Fund/VA - Class 2 Shares Sub-Account Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account
UIF Equity and Income, Class II Sub-Account
UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value, Class I Sub-Account & Invesco V.I. American Value, Class II Sub-Account/(2)/

UIF U.S. Real Estate, Class II Sub-Account

Invesco V.I. American Franchise - Series II Sub-Account
Invesco V.I. Comstock - Series II Sub-Account
Invesco V.I. Growth and Income - Series II Sub-Account

--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------

Fidelity(R) VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Fund/VA - Class 2 Shares Sub-Account

UIF Growth, Class I Sub-Account &UIF Growth, Class II Sub-Account/(2)/ UIF Small Company Growth, Class II Sub-Account

Invesco V. I. Mid Cap Growth - Series II Sub-Account/(3)/

--------------------------------------------------------------------------------

                               43     PROSPECTUS

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.*

(2)The UIF Growth, Class II Sub-Account and the Invesco V.I. American Value - Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Growth, Class I Sub-Account and the Invesco V.I. American Value - Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value - Series II Sub-Account.

(3)Effective May 1, 2006, the Invesco V.I. Mid Cap Growth - Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(4)Effective as of August 30, 2010, the Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date. Effective as of November 19, 2010, the Oppenheimer Capital Income Fund/VA - Class 2 Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.

  Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.


(5)Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA - Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD ANY WITHDRAWAL BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH A WITHDRAWAL BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 58 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617 OR GO TO
WWW.ACCESSALLSTATE.COM.

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, Certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see page 48 for more information.

                               44     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio  Long-term capital appreciation                          FIDELITY MANAGEMENT &
 - Service Class 2                                                                               RESEARCH COMPANY
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Freedom 2010 Portfolio   High total return with a secondary objective of
 - Service Class 2                        principal preservation as the fund approaches its
                                          target date and beyond                                 STRATEGIC ADVISORS, INC.
-------------------------------------------------------------------------------------------------
Fidelity(R) VIP Freedom 2020 Portfolio   High total return with a secondary objective of
 - Service Class 2                        principal preservation as the fund approaches its
                                          target date and beyond
-------------------------------------------------------------------------------------------------
Fidelity(R) VIP Freedom 2030 Portfolio   High total return with a secondary objective of
 - Service Class 2                        principal preservation as the fund approaches its
                                          target date and beyond
-------------------------------------------------------------------------------------------------
Fidelity(R) VIP Freedom Income           High total return with a secondary objective of
 Portfolio - Service Class 2              principal preservation
-------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Stock Portfolio   Capital appreciation                                    FIDELITY MANAGEMENT &
 - Service Class 2                                                                               RESEARCH COMPANY
-------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500 Portfolio -    Investment results that correspond to the total return
 Service Class 2                          of common stocks publicly traded in the United
                                          States, as represented by the Standard & Poor's
                                          500/(SM)/ Index ("S&P 500")
-------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -      Long-term growth of capital
 Service Class 2
-------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income VIP     Capital appreciation with current income as a
 Fund - Class 2 (formerly, FTVIP          secondary goal.
 Franklin Growth and Income Securities
 Fund - Class 2)
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income VIP Fund - Class   Maximize income while maintaining prospects for         FRANKLIN ADVISERS, INC.
 2 (formerly, FTVIP Franklin Income       capital appreciation.
 Securities Fund - Class 2)
-------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth VIP      Capital appreciation
 Fund - Class 2 (formerly, FTVIP
 Franklin Large Cap Growth Securities
 Fund - Class 2)
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth VIP  Long-term capital growth.
 Fund - Class 2/(1)/ (formerly, FTVIP
 Franklin Small-Mid Cap Growth
 Securities Fund - Class 2)
-------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government           Income
 Securities VIP Fund - Class 2
 (formerly, FTVIP Franklin U.S.
 Government Fund - Class 2)
-------------------------------------------------------------------------------------------------
FTVIP Templeton Global Bond VIP Fund -   High current income, consistent with preservation of
 Class 2/(1)/ (formerly, FTVIP            capital, with capital appreciation as a secondary
 Templeton Global Bond Securities Fund    consideration.
 - Class 2)
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value VIP Fund  Long-term total return.                                 FRANKLIN ADVISORY SERVICES,
 - Class 2 (formerly, FTVIP Franklin                                                             LLC
 Small Cap Value Securities Fund -
 Class 2)
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Global Discovery   Capital appreciation
 VIP Fund - Class 2 (formerly, FTVIP                                                             FRANKLIN MUTUAL ADVISERS,
 Mutual Global Discovery Securities                                                              LLC
 Fund - Class 2)
-------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares VIP Fund -  Capital appreciation with income as a secondary goal
 Class 2 (formerly, FTVIP Mutual Shares
 Securities Fund - Class 2)
-------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets VIP   Long-term capital appreciation.                         TEMPLETON ASSET
 Fund - Class 2 (formerly, FTVIP                                                                 MANAGEMENT LTD.
 Templeton Developing Markets
 Securities Fund - Class 2)
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign VIP Fund -       Long-term capital growth.                               TEMPLETON INVESTMENT
 Class 2 (formerly, FTVIP Templeton                                                              COUNSEL, LLC
 Foreign Securities Fund - Class 2)
-----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. -           Long-term growth of capital and income without
 Fundamental Equity Portfolio             excessive fluctuations in market value
-------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. -           High current income and the opportunity for capital
 Bond-Debenture Portfolio                 appreciation to produce a high total return            LORD, ABBETT & CO. LLC
-------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. - Growth    Long-term growth of capital and income without
 and Income Portfolio                     excessive fluctuations in market value
-------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. - Growth    Capital appreciation
 Opportunities Portfolio
-------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. - Mid Cap   Capital appreciation through investments, primarily
 Stock Portfolio                          in equity securities, which are believed to be
                                          undervalued in the marketplace
-------------------------------------------------------------------------------------------------


                               45     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap Growth     Capital appreciation.
 Fund/ VA - Class 2/(5)/
-------------------------------------------------------------------------------------------------
Oppenheimer Capital Income Fund/VA -     Total return.
 Class 2 Shares
-------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service  Total return.
 Shares                                                                                          OPPENHEIMERFUNDS, INC.
-------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation         Capital appreciation.
 Fund/VA - Class 2/(6)/
-------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA - Class 2     Capital appreciation.
 Shares
-------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -     Capital appreciation.
 Service Shares
-------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap        Capital appreciation.
 Fund/VA - Class 2 Shares
-------------------------------------------------------------------------------------------------
Oppenheimer Global Strategic Income      Total return.
 Fund/VA - Service Shares
-------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB  Capital growth and current income.
-------------------------------------------------------------------------------------------------
Putnam VT George Putnam Balanced Fund -  A balanced investment composed of a well diversified
 Class IB                                 portfolio of stocks and bonds, which produce both
                                          capital growth and current income.
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund   Long-term return consistent with the preservation of
 - Class IB                               capital.
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT Global Health Care Fund -      Capital appreciation.
 Class IB/(2)/                                                                                   PUTNAM INVESTMENT
-------------------------------------------------------------------------------------------------MANAGEMENT, LLC
Putnam VT High Yield Fund - Class IB     High current income. Capital growth is a secondary      ("PUTNAM MANAGEMENT")
                                          goal when consistent with achieving high current
                                          income.
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB         High current income consistent with what Putnam
                                          Management believes to be prudent risk.
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB      Long-term growth of capital and any increased
                                          income that results from this growth.
-------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB   As high a rate of current income as Putnam
                                          Management believes is consistent with
                                          preservation of capital and maintenance of
                                          liquidity.
-------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap Growth Fund - Class  Long-term capital appreciation.
 IB
-------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB/(2)/  Capital appreciation.
-------------------------------------------------------------------------------------------------
Putnam VT Global Utilities Fund - Class  Capital growth and current income.
 IB/(2)/
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class I & UIF      Long-term capital appreciation by investing primarily
 Growth Portfolio, Class II/(4)/          in growth-oriented equity securities of large
                                          capitalization companies.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio,     High total return by investing primarily in fixed
 Class II                                 income securities of government and government-        MORGAN STANLEY INVESTMENT
                                          related issuers and, to a lesser extent, of corporate  MANAGEMENT INC.
                                          issuers in emerging market countries.
-------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II Long-term capital appreciation.
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class II   Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio,      Long-term capital appreciation by investing primarily
 Class II                                 in growth-oriented equity securities of small
                                          companies.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------


                               46     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                               INVESTMENT ADVISER:
--------------------------------------------------------------------------------------------------------------------
Invesco V. I. American Franchise Fund -  Capital appreciation.                               INVESCO ADVISERS, INC.
 Series II
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Portfolio -        Capital growth and income through investments in
 Series II                                equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income           Capital appreciation and current income.
 Portfolio - Series II
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income           Long-term growth of capital and income.
 Portfolio - Series II
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Portfolio -  Capital growth
 Series II/(3)/
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Value Fund -       Above-average total return over a market cycle of
 Series I & Invesco V.I. American Value   three to five years by investing in common stocks
 Fund - Series II/(4)/                    and other equity securities.
--------------------------------------------------------------------------------------------------------------------


(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue those investments. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Global Health Care - Class IB Sub-Account, Putnam VT Multi-Cap Growth - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Global Utilities - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006, the Invesco V.I. Mid Cap Growth Portfolio - Series II no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)The Variable Sub-Accounts that invest in the UIF Growth Portfolio, Class II and the Invesco V.I. American Value Fund - Series II are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004, may only invest in the Variable Sub-Accounts that invest in the UIF Growth Portfolio, Class I and the Invesco V.I. American Value Fund - Series I Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value Fund - Series II.

(5)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:

  Oppenheimer Discovery Mid Cap Growth Fund/VA - Class 2 Shares Sub-Account

  Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:

  Oppenheimer Capital Income Fund/VA - Class 2 Shares Sub-Account

  Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.


(6)Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA - Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.

                               47     PROSPECTUS

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
THE TRUEBALANCE ASSET ALLOCATION PROGRAM ("TRUEBALANCE PROGRAM") IS NO LONGER OFFERED FOR NEW ENROLLMENTS. IF YOU ENROLLED IN THE TRUEBALANCE PROGRAM PRIOR TO JANUARY 31, 2008, YOU MAY REMAIN IN THE PROGRAM. IF YOU TERMINATE YOUR ENROLLMENT OR OTHERWISE TRANSFER YOUR CONTRACT VALUE OUT OF THE PROGRAM, YOU MAY NOT RE-ENROLL.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Allstate Life and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with

                               48     PROSPECTUS
the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, ARE NOT AVAILABLE WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITHOUT THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio.

                               49     PROSPECTUS

You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio allocations. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
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You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 56.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market Variable Sub- Account in this manner may not be consistent with the theory of dollar cost averaging described on page 56.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market

                               50     PROSPECTUS

Variable Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For ALLSTATE ADVISOR CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. FOR ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS, WE CURRENTLY ARE NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

                               51     PROSPECTUS

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with ALLSTATE ADVISOR PLUS and ALLSTATE ADVISOR PREFERRED CONTRACTS.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your sales representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate

                               52     PROSPECTUS
for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market

                               53     PROSPECTUS

Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

INVESTMENT ALTERNATIVES: TRANSFERS
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TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

                               54     PROSPECTUS

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or

                               55     PROSPECTUS
minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income - Class IB Sub-Account and 60% to be in the Oppenheimer Discovery Mid Cap Growth/VA - Class 2 Shares Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income - Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income
   - Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Discovery Mid Cap Growth/VA - Class 2 Shares Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

EXPENSES
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you

                               56     PROSPECTUS
withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

..   for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

..   for a Contract Anniversary if, on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                    ALLSTATE ADVISOR                   1.10%
                    ----------------------------------------
                    ALLSTATE ADVISOR PLUS              1.40%
                    ----------------------------------------
                    ALLSTATE ADVISOR PREFERRED
                    (5-YEAR WITHDRAWAL CHARGE OPTION)  1.40%
                    ----------------------------------------
                    ALLSTATE ADVISOR PREFERRED
                    (3-YEAR WITHDRAWAL CHARGE OPTION)  1.50%
                    ----------------------------------------
                    ALLSTATE ADVISOR PREFERRED
                    (NO WITHDRAWAL CHARGE OPTION)      1.60%
                    ----------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. For Contract Owners who added the MAV Death Benefit Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. For Contract Owners who added the Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

   The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse

                               57     PROSPECTUS
   elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select; however, we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months

                               58     PROSPECTUS
from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 1 prior to
May 1, 2003, the annual Rider Fee is 0.25%. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual Rider Fee is 0.45%. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE
We charge separate annual Rider Fees for each of the SureIncome Option (the "SUREINCOME OPTION FEE"), the SureIncome Plus Option (the "SUREINCOME PLUS OPTION FEE"), and the SureIncome For Life Option (the "SUREINCOME FOR LIFE OPTION FEE"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "WITHDRAWAL BENEFIT OPTION FEES". "WITHDRAWAL BENEFIT OPTION FEE" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit

                               59     PROSPECTUS

Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 13. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 52 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will

                               60     PROSPECTUS
treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

ALL CONTRACTS

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"DUE PROOF " includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF " includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF " includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

                               61     PROSPECTUS

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses see page 13. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, receives compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY
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WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 63.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 51.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the

                               62     PROSPECTUS
request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-457-7617 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must

                               63     PROSPECTUS
specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner

                               64     PROSPECTUS
until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

PAYOUT WITHDRAWAL

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

                               65     PROSPECTUS

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

PAYOUT WITHDRAWAL CHARGE

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                    Number of Complete Years Since We Received the Purchase
                                    Payment Being Withdrawn/Applicable Charge:
 CONTRACT:                           0      1      2      3      4      5     6     7    8+
 --------------------------------------------------------------------------------------------
 Allstate Advisor                     7%     7%     6%     5%     4%     3%   2%     0%  0%
 Allstate Advisor Plus              8.5%   8.5%   8.5%   7.5%   6.5%   5.5%   4%   2.5%  0%
 Allstate Advisor Preferred with:
  5-Year Withdrawal Charge Option     7%     6%     5%     4%     3%     0%
  3-Year Withdrawal Charge Option     7%     6%     5%     0%
  No Withdrawal Charge Option                         None

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semiannual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

                               66     PROSPECTUS

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets

                               67     PROSPECTUS
supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement/(1)/:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.


Fidelity(R) VIP Freedom Income - Service Class 2 Sub-Account
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin U.S. Government Fund - Class 2)

Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
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RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.


Fidelity(R) VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity(R) VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity(R) VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Index 500 - Service Class 2 Sub-Account
Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Income Securities Fund - Class 2)
FTVIP Franklin Growth and Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Growth and Income Securities Fund - Class 2)
FTVIP Franklin Large Cap Growth VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Large Cap Growth Securities Fund - Class 2)
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Global Discovery Securities Fund - Class 2)
FTVIP Franklin Small Cap Value VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Small Cap Value Securities Fund - Class 2)
FTVIP Franklin Mutual Shares VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Shares Securities Fund - Class 2)
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account (formerly, FTVIP Templeton Foreign Securities Fund - Class 2)

Lord Abbett Series - Fundamental Equity Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account

Lord Abbett Series - Mid Cap Stock Sub-Account
Oppenheimer Capital Income/VA - Service Shares Sub-Account/(5)/
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account/(6)/ Oppenheimer Global Fund/VA - Service Shares Sub-Account

Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account/(4)/
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Global Utilities - Class IB Sub-Account/(4)/
Putnam VT Voyager - Class IB Sub-Account

Invesco V.I. Comstock - Series II, Class II Sub-Account
Invesco V.I. Growth and Income - Series II Sub-Account
Invesco V.I. Equity and Income - Series II Sub-Account

UIF Growth, Class II Sub-Account (Class I & II)/(2)/
UIF Global Franchise, Class II Sub-Account

Invesco V.I. American Value - Series II Sub-Account (Class I & II)/(2)/

UIF U.S. Real Estate, Class II Sub-Account
--------------------------------------------------------------------------------

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.


Fidelity(R) VIP Growth Stock - Service Class 2 Sub-Account
FTVIP Templeton Developing Markets VIP Fund - Class 2 Sub-Account (formerly, FTVIP Templeton Developing Markets Securities Fund - Class 2)
Oppenheimer Discovery Mid Cap Growth/VA - Service Shares Sub-Account/(5)/

Putnam VT Global Health Care - Class IB Sub-Account/(4)/
Putnam VT Multi-Cap Growth - Class IB Sub-Account/(4)/
UIF Emerging Markets Debt, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account

Invesco V.I. American Franchise - Series II Sub-Account
Invesco V.I. Mid Cap Growth - Series II Sub-Account/(3)/

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(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account, and the FTVIP Templeton Global Bond Securities - Class
   2 Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolios in accordance with that program.*

(2)The UIF Growth, Class II Sub-Account and the Invesco Van Kampen V.I. American Value - Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may only invest in the UIF Growth, Class I Sub-Account and the Invesco Van Kampen V.I. American Value - Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco Van Kampen V.I. American Value - Series II Sub-Account.

(3)Effective May 1, 2006, the Invesco Van Kampen V.I. Mid Cap Growth Fund - Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.*

(4)Effective October 1, 2004, the Putnam VT Global Health Care - Class IB Sub-Account, Putnam VT Multi-Cap Growth - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account, and the Putnam VT Global Utilities - Class IB Sub-Account closed to new investments.*

(5)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who

                               68     PROSPECTUS
  had contract value invested in the indicated Variable Sub-Account as of the closure date:

  Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

  Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.


(6)Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA - Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF YOU CHOOSE TO ADD THE INCOME PROTECTION BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THE INCOME PROTECTION BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection
Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program, except for Contract Owners who added RIG 1 or RIG 2 prior to May 1, 2003. For Contract Owners who added RIG 1 or RIG 2 on or after May 1, 2003, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd
Contract Anniversary after January 1, 2004. If you do not

                               69     PROSPECTUS
cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

..   The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary.

..   The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

..   You must select Fixed Amount Income Payments only.

..   You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

   . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

   . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

..   The Guaranteed Retirement Income Benefit; or

..   For fixed income payments, the Contract Value, adjusted by any applicable
    Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary (0.25% for Contract Owners who added RIG 1 prior to May 1, 2003). The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary (0.45% for Contract Owners who added RIG 2 prior to May 1,
2003). These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   The date the Contract is terminated;

..   If the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

..   The Payout Start Date; or

..   For Contract Owners who added a RIG 1 or RIG 2 Option on or after May 1,
    2003, if you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

                               70     PROSPECTUS

Otherwise, the options may not be terminated or cancelled.

CALCULATION OF INCOME BASE.

On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR
    PLUS CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the Payout Start Date; minus

..   RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..   In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

..   In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

..   Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

..   On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or

                               71     PROSPECTUS
the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "DEATH BENEFIT."

..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Enhanced Beneficiary Protection (Annual Increase) Option

..   Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected);

..   The Enhanced Beneficiary Protection (Annual Increase) Option (if selected);
    or

..   The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* THE SUREINCOME ROP DEATH BENEFIT UNDER THE SUREINCOME FOR LIFE OPTION IS ONLY INCLUDED IN THE CALCULATION OF THE DEATH BENEFIT UPON THE DEATH OF THE SUREINCOME COVERED LIFE. IF A CONTRACT OWNER, ANNUITANT OR CO-ANNUITANT WHO IS NOT THE SUREINCOME COVERED LIFE DIES, THE SUREINCOME ROP DEATH BENEFIT IS NOT APPLICABLE.

                               72     PROSPECTUS

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

   The sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.

The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 72), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 76, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and withdrawals); or

..   The date we next determine the Death Proceeds.

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal

                               73     PROSPECTUS
amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR
    PLUS CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 76, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS); or

..   The date we next determine the Death Proceeds.

EARNINGS PROTECTION DEATH BENEFIT OPTION.

The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

..   100% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
    Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

..   50% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
    Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

                               74     PROSPECTUS

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 76 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;

..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 76, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

New Contract Owner Categories

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in

                               75     PROSPECTUS
the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market - Class IB Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds

                               76     PROSPECTUS
as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

DEATH OF ANNUITANT

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market
- Class IB Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   On or after May 1, 2005, the Option may be added only when we issue the
    Contract or within 6 months

                               77     PROSPECTUS
   of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

..   The beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

..   The Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   The Co-Annuitant must be the legal spouse of the Annuitant. Only one
    Co-Annuitant may be named.

..   The Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

..   The Annuitant must be age 90 or younger on the CSP Application Date.

..   The Co-Annuitant must be age 79 or younger on the CSP Application Date.

..   On or after May 1, 2005, the CSP may be added only when we issue the
    Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

..   We have made no payments under any Income Plan.

..   There is an annual Rider Fee of 0.10% of the Contract Value for new Options
    added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

                               78     PROSPECTUS

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

..   The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

..   The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

..   The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

..   On the date CSP is terminated as described above; or

..   Upon the death of the Annuitant; or

..   Upon the death of the Co-Annuitant; or

..   On the date the Contract is terminated; or

..   On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

..   The CSP Conditions are met.

   . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

   .   We have received proof satisfactory to us that the Co-Annuitant has died.

   . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

   . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

..   The Co-Annuitant was the legal spouse of the Annuitant on the date of
    Annuitant's death.

..   The Owner does not thereafter name a new Co-Annuitant; and

..   The Owner of the Custodial traditional IRA, Custodial Roth IRA, or
    Custodial Simplified Employee Pension IRA remains the Custodian; and

..   The Contract may only be continued once.

MORE INFORMATION
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ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate

                               79     PROSPECTUS

Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invest in the same Portfolio (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will

                               80     PROSPECTUS
comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. Allstate Distributors, L.L.C., located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
(1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and
(4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that Allstate Distributors paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales

                               81     PROSPECTUS
of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes. The amount you receive will be less applicable federal and state income tax withholding.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, LLC provides certain business process outsourcing services with respect to the Contracts. se/2/, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2013, consisted of the following:
NTT DATA Process Services, LLC (administrative services) located at PO Box 4201, Boston, MA 02211; RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to

                               82     PROSPECTUS
your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values

                               83     PROSPECTUS
among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION

Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner

                               84     PROSPECTUS
   for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.

There are several unanswered questions regarding the scope and impact of the Windsor case both as to the application of federal and state tax law. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).

Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

MEDICARE TAX ON NET INVESTMENT INCOME The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

                               85     PROSPECTUS

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax

                               86     PROSPECTUS
consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

                               87     PROSPECTUS

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2014, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2014.

For distributions in tax years beginning after 2005 and before 2014, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are


                               88     PROSPECTUS
qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include

                               89     PROSPECTUS
the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.


TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               90     PROSPECTUS

Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2013, is incorporated herein by reference, which means that it is legally a part of this prospectus.


All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------


We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-202-551-8090.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

                               91     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS  2
           ----------------------------------------------------------
           THE CONTRACTS                                          2
           ----------------------------------------------------------
           CALCULATION OF ACCUMULATION UNIT VALUES                5
           ----------------------------------------------------------
           CALCULATION OF VARIABLE INCOME PAYMENTS                6
           ----------------------------------------------------------

--------------------------------------------------------------------------------

                           GENERAL MATTERS       7
                           -------------------------
                           EXPERTS               8
                           -------------------------
                           FINANCIAL STATEMENTS  8
                           -------------------------
                           APPENDIX A
                           -------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               92     PROSPECTUS

APPENDIX A
ALLSTATE ADVISOR CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------

                                                              Advisor Preferred
Feature            Advisor       Advisor Plus   -----------------------------------------------
                                                    5-year           3-year
                                                  Withdrawal       Withdrawal     No Withdrawal
                                                Charge Option    Charge Option    Charge Option
--------------- --------------  --------------  ---------------  ---------------  ---------------
                                up to 5%
                                depending on
                                issue age and
                                amount of
Credit                          purchase
Enhancement          None       payments             None             None             None
--------------------------------------------------------------------------------------------------
Mortality and
Expense
Risk Charge
(Base Contract)     1.10%           1.40%           1.40%            1.50%            1.60%
--------------------------------------------------------------------------------------------------
Withdrawal
Charge                          8.5/ 8.5/ 8.5/
(% of purchase  7/ 7/ 6/ 5/ 4/  7.5/ 6.5/ 5.5/
payment)             3/ 2           4/2.5       7/ 6/ 5/ 4/ 3       7/ 6/ 5            None
--------------------------------------------------------------------------------------------------
                Confinement,    Confinement,    Confinement,     Confinement,
Withdrawal      Terminal        Terminal        Terminal         Terminal
Charge          Illness,        Illness,        Illness,         Illness,
Waivers         Unemployment    Unemployment    Unemployment     Unemployment          N/A
--------------------------------------------------------------------------------------------------

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                                   DCA Fixed Account Option
--------------------------------------------------------------------------------------------
                                                              Advisor Preferred
                   Advisor       Advisor Plus   -----------------------------------------------
                                                                      3-Year
                                                5-Year Withdrawal   Withdrawal    No Withdrawal
                                                 Charge Option    Charge Option   Charge Option
--------------  --------------  --------------  ----------------- --------------  --------------
                 3 to 6-month    3 to 6-month     3 to 6-month     3 to 6-month        N/A
Transfer        ---------------------------------------------------------------------------------
Periods         7 to 12-month   7 to 12-month    7 to 12-month    7 to 12-month        N/A
-               ---------------------------------------------------------------------------------

           Standard Fixed Account Option (some options not available in all states)
-----------------------------------------------------------------------------------------------
                                                                 Advisor Preferred
                    Advisor        AdvisorPlus     -----------------------------------------------
                                                       5-Year           3-Year
                                                     Withdrawal       Withdrawal     No Withdrawal
                                                   Charge Option    Charge Option    Charge Option
---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                     1-year            N/A              N/A              N/A              N/A
                 ------------------------------------------------------------------------------------
                    3-year*            N/A              N/A              N/A              N/A
Guarantee        ------------------------------------------------------------------------------------
Periods             5-year*            N/A              N/A              N/A              N/A
                 ------------------------------------------------------------------------------------
                    7-year*            N/A              N/A              N/A              N/A
-                ------------------------------------------------------------------------------------

* Available only in states in which the MVA Fixed Account Option is not offered.

                               93     PROSPECTUS

                   MVA Fixed Account Option (not available in all states)**
-----------------------------------------------------------------------------------------------
                                                                 Advisor Preferred
                    Advisor        Advisor Plus    -----------------------------------------------
                                                       5-Year           3-Year
                                                     Withdrawal       Withdrawal     No Withdrawal
                                                   Charge Option    Charge Option    Charge Option
---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                     3-year           3-year           3-year           3-year           3-year
                 ------------------------------------------------------------------------------------
                     5-year           5-year           5-year           5-year           5-year
Guarantee        ------------------------------------------------------------------------------------
Periods              7-year           7-year           7-year           7-year           7-year
                 ------------------------------------------------------------------------------------
                    10-year          10-year          10-year          10-year          10-year
-                ------------------------------------------------------------------------------------

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

                               94     PROSPECTUS

APPENDIX B
MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:


I   =   the Treasury Rate for a maturity equal to the term length of the
        Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J   =   the Treasury Rate for a maturity equal to the term length of the Market
        Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value
        Adjusted Fixed Guarantee Period Account, the date we determine the
        Death Proceeds, or the Payout Start Date, as the case may be ("Market
        Value Adjustment Date").

N   =   the number of whole and partial years from the Market Value Adjustment
        Date to the expiration of the term length of the Market Value Adjusted
        Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

The denominator of the MVA formula includes a factor, currently equal to 0.0025 or 25 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Guarantee Period Account.

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                EXAMPLES OF MARKET VALUE ADJUSTMENT
Purchase Payment:  $10,000 allocated to a Market Value Adjusted
                   Fixed Guarantee Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Advisor*

                        EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)
Step 1:  Calculate Contract Value at End of
         Contract Year 3:                       =   $10,000.00 X (1.045)/3/ = $11,411.66
Step 2:  Calculate the Free Withdrawal Amount:  =   .15 X $10,000 = $1500
Step 3:  Calculate the Withdrawal Charge:       =   .06 X ($10,000 - $1,500) = $510
Step 4:  Calculate the Market Value Adjustment: I   =   4.50%
                                                J   =   4.20%
                                                        730 DAYS
                                                N   =             = 2
                                                        365 DAYS
                                                Market Value Adjustment Factor: .9 X [I - (J +
                                                .0025)] X N
                                                =   .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                                Market Value Adjustment = Market Value
                                                Adjustment Factor X Amount
                                                Subject To Market Value Adjustment
                                                =   .0009 X $11,411.66 = $10.27
Step 5:  Calculate the amount received by
         Contract owner as a result of full
         withdrawal at the end of Contract
         Year 3:                                =   $11,411.66 - $510 + $10.27 = $10,911.93

                               95     PROSPECTUS

                          EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1:  Calculate Contract Value at End of
         Contract Year 3:                       =   $10,000.00 X (1.045)/3/ = $11,411.66
Step 2:  Calculate the Free Withdrawal Amount:  =   .15 X $10,000 = $1500
Step 3:  Calculate the Withdrawal Charge:       =   .06 X ($10,000 - $1,500) = $510
Step 4:  Calculate the Market Value Adjustment: I   =   4.50%
                                                J   =   4.80%
                                                        730 DAYS
                                                N   =             = 2
                                                        365 DAYS
                                                Market Value Adjustment Factor: .9 X [I - (J +
                                                .0025)] X N
                                                =   .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                Market Value Adjustment = Market Value
                                                Adjustment Factor X Amount
                                                Subject To Market Value Adjustment:
                                                =   -.0099 X $11,411.66 = -($112.98)
Step 5:  Calculate the amount received by
         Contract owner as a result of full
         withdrawal at the end of Contract
         Year 3:                                =   $11,411.66 - $510 - $112.98 = $10,788.68

* These examples assume the election of the ALLSTATE ADVISOR CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under ALLSTATE ADVISOR PLUS and ALLSTATE ADVISOR PREFERRED CONTRACTS, which have different expenses and withdrawal charges.

                               96     PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

              Adjusted age of
              Annuitant on the Payout
              Start Date:               65
              ---------------------------------------------------
              Sex of Annuitant:         male
              ---------------------------------------------------
              Income Plan selected:     1
              ---------------------------------------------------
              Payment frequency:        monthly
              ---------------------------------------------------
              Amount applied to
              variable income payments
              under the Income Plan:    $100,000.00
              ---------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

              Assumed investment rate:  3%
              ---------------------------------------------------
              Guaranteed minimum        85% of the initial
              variable income payment:  variable amount income
                                        value
              ---------------------------------------------------

STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               97     PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                  Income Benefit Amount
                                                              -----------------------------
                                                                                 5%
                                                                           Roll-Up Value**
                                                                          -----------------
                            Beginning              Contract     Maximum    Advisor
             Type of        Contract  Transaction Value After Anniversary    and
 Date       Occurrence        Value     Amount    Occurrence     Value    Preferred  Plus
-------------------------------------------------------------------------------------------
1/1/04 Contract Anniversary  $55,000          _     $55,000     $55,000    $52,500  $54,600
-------------------------------------------------------------------------------------------
7/1/04  Partial Withdrawal   $60,000    $15,000     $45,000     $41,250    $40,176  $41,859
-------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


----------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                         (a)
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                            (b)
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                            (c)
----------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                        [(a)/(b)]*(c)
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit
----------------------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
----------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                   (a)
----------------------------------------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                            (b)
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181
days worth of interest on $52,500 and $54,600, respectively)                                      (c)
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                              (d)
----------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest)  (e)=(d) * 1.05^ -0.5
----------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                  (b')=(b) - (d)
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                         (c')=(c) - (e)
----------------------------------------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                    (a')=(a) - (d)
----------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                      (a')/(b')*(c')
----------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                   (b') - (a')
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2
----------------------------------------------------------------------------------------------------------------

                                                                                          Advisor and Preferred   Plus
------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                       $15,000         $15,000
------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                          $60,000         $60,000
------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                          $55,000         $55,000
------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                           $13,750         $13,750
------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                         $41,250         $41,250
------------------------------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
------------------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                 $ 15,000        $ 15,000
------------------------------------------------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                          $ 60,000        $ 60,000
------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181
days worth of interest on $52,500 and $54,600, respectively)                                    $53,786         $55,937
------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                             $2,625          $2,730
------------------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest)         $2,562          $2,664
------------------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                     $57,375         $57,270
------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                            $51,224         $53,273
------------------------------------------------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                       $12,375         $12,270
------------------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                         $11,048         $11,414
------------------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                     $45,000         $45,000
------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                                            $40,176         $41,859
------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

                               98     PROSPECTUS

APPENDIX E WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                             Death Benefit Amount
  -                                                           ---------------------------------------------------
                                                                   Purchase                        Enhanced
                                                                 Payment Value                Beneficiary Value**
  -                                                           -------------------             -------------------
                            Beginning              Contract                         Maximum
             Type of        Contract  Transaction Value After Advisor and         Anniversary Advisor and
 Date       Occurrence        Value     Amount    Occurrence   Preferred   Plus      Value     Preferred   Plus
-----------------------------------------------------------------------------------------------------------------
1/1/06 Contract Anniversary  $55,000          _     $55,000     $50,000   $52,000   $55,000     $52,500   $54,600
-----------------------------------------------------------------------------------------------------------------
7/1/06  Partial Withdrawal   $60,000    $15,000     $45,000     $37,500   $39,000   $41,250     $40,339   $41,953
-----------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                                        Advisor and Preferred
------------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)              $50,000
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $12,500
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $37,500
------------------------------------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)              $55,000
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $13,750
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $41,250
------------------------------------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) BENEFIT**
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                       (c)              $53,786
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $13,446
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $40,339
------------------------------------------------------------------------------------------------------------------------------

                                                                                          Plus
------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $52,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,000
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $39,000
------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $55,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,750
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,250
------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) BENEFIT**
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                  $55,937
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,984
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,953
------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Enhanced Beneficiary Protection (Annual Increase)
  Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                               99     PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                     =   $0
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $100,000
                                                       ($100,000+ $0-$0)
In-Force Earnings                                  =   $25,000
                                                       ($125,000-$100,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   40% * $25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                     =   $5,000
                                                       ($10,000-$5,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $95,000
                                                       ($100,000+$0-$5,000)
In-Force Earnings                                  =   $19,000
                                                       ($114,000-$95,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   40%*$19,000=$7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death

                              100     PROSPECTUS

Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                     =   $30,000
                                                       ($50,000-$20,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $120,000
                                                       ($110,000+$40,000-$30,000)
In-Force Earnings                                  =   $20,000
                                                       ($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   25%*$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00) and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACT.

EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                     =   $0
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $100,000
                                                       ($100,000+$0-$0)
In-Force Earnings                                  =   $50,000
                                                       ($150,000-$100,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   40%*$50,000=$20,000
Contract Value                                     =   $150,000
Death Benefit                                      =   $160,000
Earnings Protection Death Benefit                  =   $20,000
Continuing Contract Value                          =   $180,000
                                                       ($160,000+$20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                              101     PROSPECTUS

APPENDIX G
WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2005

Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for ALLSTATE ADVISOR AND ALLSTATE ADVISOR PREFERRED CONTRACTS, $52,000 for ALLSTATE ADVISOR PLUS CONTRACTS (assuming issue age 85 or younger)

                                                                 Benefit Base
                                                              -------------------
                                                                   Purchase
                                                                 Payment Value
                                                              -------------------
                            Beginning              Contract
             Type of        Contract  Transaction Value After Advisor and
 Date       Occurrence        Value     Amount    Occurrence   Preferred   Plus
---------------------------------------------------------------------------------
1/2/06 Contract Anniversary  $55,000            _   $55,000     $50,000   $52,000
---------------------------------------------------------------------------------
7/2/06  Partial Withdrawal   $60,000    $15,000     $45,000     $37,500   $39,000
---------------------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                              Advisor and
                                                                               Preferred   Plus
-------------------------------------------------------------------------------------------------
BENEFIT BASE
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                           (a)         $15,000   $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal              (b)         $60,000   $60,000
-------------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial Withdrawal       (c)         $50,000   $52,000
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                          [(a)/(b)]*(c)    $12,500   $13,000
-------------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                           $37,500   $39,000
-------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                              102     PROSPECTUS

APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

                              103     PROSPECTUS

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                              104     PROSPECTUS

APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

                              105     PROSPECTUS

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

                              106     PROSPECTUS

APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

                              107     PROSPECTUS

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

                              108     PROSPECTUS

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

                              109     PROSPECTUS

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

                              110     PROSPECTUS

APPENDIX K - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

The Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred with No Withdrawal Charge Option, Allstate Advisor Preferred with the 3 year Withdrawal Charge Option and Allstate Advisor Preferred with the 5 year Withdrawal Charge Option Contracts were first offered on October 14, 2002.

The Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option, with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002.

The Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003.


All of the Variable Sub-Accounts shown below were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Invesco Van Kampen V.I. Comstock Fund - Series II Sub-Account, Invesco Van Kampen V.I. Equity and Income Fund - Series II Sub-Account, UIF Growth, Class I Sub-Account and UIF Growth, Class II Sub-Account, and Invesco Van Kampen V.I. Mid Cap Value Fund - Series I Sub-Account and Invesco Van Kampen V.I. Mid Cap Value Fund - Series II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund
- Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid Cap Stock Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500
- Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Global Discovery Securities Fund - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund
- Class IB Sub-Account which was first offered under the Contracts on February 13, 2009.


                              111     PROSPECTUS

The names of the following Sub-Accounts changed since December 31, 2013. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2013:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2013
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)       SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2014
 -----------------------------------------------------------------------------
 FTVIP Franklin Growth and Income       FTVIP Franklin Growth and Income VIP
 Securities Fund - Class 2              Fund - Class 2
 FTVIP Franklin Income Securities Fund  FTVIP Franklin Income VIP Fund -
 - Class 2                              Class 2
 FTVIP Franklin Large Cap Growth        FTVIP Franklin Large Cap Growth VIP
 Securities Fund - Class 2              Fund - Class 2
 FTVIP Franklin Small-Mid Cap Growth    FTVIP Franklin Small-Mid Cap Growth
 Securities Fund - Class 2              VIP Fund - Class 2
 FTVIP Franklin U.S. Government Fund -  FTVIP Franklin U.S. Government
 Class 2                                Securities VIP Fund - Class 2
 FTVIP Templeton Global Bond            FTVIP Templeton Global Bond VIP Fund
 Securities Fund - Class 2              - Class 2
 FTVIP Franklin Small Cap Value         FTVIP Franklin Small Cap Value VIP
 Securities Fund - Class 2              Fund - Class 2
 FTVIP Mutual Global Discovery          FTVIP Franklin Mutual Global
 Securities Fund - Class 2              Discovery VIP Fund - Class 2
 FTVIP Mutual Shares Securities Fund -  FTVIP Franklin Mutual Shares VIP Fund
 Class 2                                - Class 2
 FTVIP Templeton Developing Markets     FTVIP Templeton Developing Markets
 Securities Fund - Class 2              VIP Fund - Class 2
 FTVIP Templeton Foreign Securities     FTVIP Templeton Foreign VIP Fund -
 Fund - Class 2                         Class 2
 -----------------------------------------------------------------------------





   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                           2006       $10.000      $10.291       516,451
                                                           2007       $10.291      $11.915     1,004,070
                                                           2008       $11.915       $6.740     1,144,313
                                                           2009        $6.740       $9.013     1,143,620
                                                           2010        $9.013      $10.403     1,050,401
                                                           2011       $10.403       $9.983       874,253
                                                           2012        $9.983      $11.444       648,028
                                                           2013       $11.444      $14.793       527,579
---------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                           2006       $10.000      $10.483        24,455
                                                           2007       $10.483      $11.218        70,102
                                                           2008       $11.218       $8.287       116,207
                                                           2009        $8.287      $10.139       172,093
                                                           2010       $10.139      $11.264       170,536
                                                           2011       $11.264      $11.072       131,106
                                                           2012       $11.072      $12.194       110,259
                                                           2013       $12.194      $13.625        91,532
---------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                           2006       $10.000      $10.513        54,334
                                                           2007       $10.513      $11.411       128,871
                                                           2008       $11.411       $7.569       140,536
                                                           2009        $7.569       $9.604       203,822
                                                           2010        $9.604      $10.839       150,160
                                                           2011       $10.839      $10.566       128,800
                                                           2012       $10.566      $11.793       123,788
                                                           2013       $11.793      $13.461        99,189


                              112     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.522       14,031
                                                            2007       $10.522      $11.536       28,063
                                                            2008       $11.536       $7.040       56,210
                                                            2009        $7.040       $9.116       73,240
                                                            2010        $9.116      $10.429       69,082
                                                            2011       $10.429      $10.003       62,089
                                                            2012       $10.003      $11.373       55,492
                                                            2013       $11.373      $13.629       44,016
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.373       16,899
                                                            2007       $10.373      $10.845       48,727
                                                            2008       $10.845       $9.559       65,357
                                                            2009        $9.559      $10.817       76,108
                                                            2010       $10.817      $11.452       69,850
                                                            2011       $11.452      $11.461       86,305
                                                            2012       $11.461      $12.021       66,655
                                                            2013       $12.021      $12.484       53,068
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.766       19,226
                                                            2007        $9.766      $11.790       53,608
                                                            2008       $11.790       $6.427       72,235
                                                            2009        $6.427       $9.163       57,801
                                                            2010        $9.163      $10.833       24,653
                                                            2011       $10.833      $10.741       18,803
                                                            2012       $10.741      $12.530       17,930
                                                            2013       $12.530      $16.649       16,126
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.846       45,567
                                                            2007       $10.846      $11.260      270,300
                                                            2008       $11.260       $6.985      264,109
                                                            2009        $6.985       $8.708      239,770
                                                            2010        $8.708       $9.861      226,853
                                                            2011        $9.861       $9.908      200,172
                                                            2012        $9.908      $11.309      170,918
                                                            2013       $11.309      $14.725      161,365
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.899      102,347
                                                            2007        $9.899      $11.269      251,766
                                                            2008       $11.269       $6.718      256,868
                                                            2009        $6.718       $9.267      223,401
                                                            2010        $9.267      $11.761      211,845
                                                            2011       $11.761      $10.350      191,071
                                                            2012       $10.350      $11.704      148,870
                                                            2013       $11.704      $15.697      123,963


                              113     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2004       $13.475      $14.713     1,237,251
                                                               2005       $14.713      $15.034     1,509,644
                                                               2006       $15.034      $17.328     1,376,859
                                                               2007       $17.328      $16.469     1,236,047
                                                               2008       $16.469      $10.543     1,065,952
                                                               2009       $10.543      $13.170       897,010
                                                               2010       $13.170      $15.169       740,255
                                                               2011       $15.169      $15.334       542,396
                                                               2012       $15.334      $16.987       437,455
                                                               2013       $16.987      $21.732       356,957
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.263       550,454
                                                               2005       $11.263      $11.297     2,186,987
                                                               2006       $11.297      $13.185     3,300,784
                                                               2007       $13.185      $13.503     4,027,508
                                                               2008       $13.503       $9.376     3,310,458
                                                               2009        $9.376      $12.550     2,996,804
                                                               2010       $12.550      $13.958     2,737,443
                                                               2011       $13.958      $14.107     2,234,019
                                                               2012       $14.107      $15.686     1,754,353
                                                               2013       $15.686      $17.642     1,356,581
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.533        43,535
                                                               2005       $10.533      $10.508       812,179
                                                               2006       $10.508      $11.503     1,735,490
                                                               2007       $11.503      $12.061     2,114,492
                                                               2008       $12.061       $7.795     1,887,340
                                                               2009        $7.795       $9.982     1,654,042
                                                               2010        $9.982      $10.995     1,464,453
                                                               2011       $10.995      $10.690     1,207,012
                                                               2012       $10.690      $11.857       994,473
                                                               2013       $11.857      $15.056       695,772
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                               2004       $14.653      $17.899       454,938
                                                               2005       $17.899      $19.217       704,731
                                                               2006       $19.217      $22.191       787,501
                                                               2007       $22.191      $21.382       728,134
                                                               2008       $21.382      $14.137       614,342
                                                               2009       $14.137      $18.024       529,315
                                                               2010       $18.024      $22.813       447,006
                                                               2011       $22.813      $21.672       369,453
                                                               2012       $21.672      $25.326       292,858
                                                               2013       $25.326      $34.058       235,873


                              114     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $15.641      $17.211        21,824
                                                                  2005       $17.211      $17.803        21,130
                                                                  2006       $17.803      $19.101        20,318
                                                                  2007       $19.101      $20.973        17,140
                                                                  2008       $20.973      $11.904        19,245
                                                                  2009       $11.904      $16.871        13,500
                                                                  2010       $16.871      $21.254         9,873
                                                                  2011       $21.254      $19.967         6,280
                                                                  2012       $19.967      $21.848         5,663
                                                                  2013       $21.848      $29.794         5,154
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.274       268,158
                                                                  2005       $10.274      $10.385       454,107
                                                                  2006       $10.385      $10.664       553,564
                                                                  2007       $10.664      $11.221       643,995
                                                                  2008       $11.221      $11.917       756,472
                                                                  2009       $11.917      $12.127       776,465
                                                                  2010       $12.127      $12.603       739,426
                                                                  2011       $12.603      $13.147       550,596
                                                                  2012       $13.147      $13.222       582,158
                                                                  2013       $13.222      $12.760       418,493
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                  2006       $10.000      $11.041       179,990
                                                                  2007       $11.041      $12.189       443,786
                                                                  2008       $12.189       $8.608       486,057
                                                                  2009        $8.608      $10.478       507,819
                                                                  2010       $10.478      $11.580       464,348
                                                                  2011       $11.580      $11.093       389,053
                                                                  2012       $11.093      $12.412       308,781
                                                                  2013       $12.412      $15.635       245,015
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                  2004       $12.765      $14.192     1,161,162
                                                                  2005       $14.192      $15.488     1,757,967
                                                                  2006       $15.488      $18.099     2,186,968
                                                                  2007       $18.099      $18.486     2,266,150
                                                                  2008       $18.486      $11.476     1,861,389
                                                                  2009       $11.476      $14.279     1,641,649
                                                                  2010       $14.279      $15.673     1,423,936
                                                                  2011       $15.673      $15.310     1,136,095
                                                                  2012       $15.310      $17.264       884,199
                                                                  2013       $17.264      $21.858       649,685


                              115     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2004       $16.979      $20.902       127,960
                                                                 2005       $20.902      $26.292       215,039
                                                                 2006       $26.292      $33.244       254,473
                                                                 2007       $33.244      $42.259       259,442
                                                                 2008       $42.259      $19.728       230,730
                                                                 2009       $19.728      $33.609       208,582
                                                                 2010       $33.609      $39.010       179,807
                                                                 2011       $39.010      $32.402       159,099
                                                                 2012       $32.402      $36.192       121,276
                                                                 2013       $36.192      $35.396        93,905
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2004       $13.683      $16.009       352,761
                                                                 2005       $16.009      $17.410       841,251
                                                                 2006       $17.410      $20.872     1,384,661
                                                                 2007       $20.872      $23.785     1,600,147
                                                                 2008       $23.785      $13.998     1,393,105
                                                                 2009       $13.998      $18.936     1,204,940
                                                                 2010       $18.936      $20.263     1,066,709
                                                                 2011       $20.263      $17.875       932,183
                                                                 2012       $17.875      $20.861       739,375
                                                                 2013       $20.861      $25.322       549,516
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                 2004       $12.969      $14.688        28,702
                                                                 2005       $14.688      $14.052        29,443
                                                                 2006       $14.052      $15.643        24,121
                                                                 2007       $15.643      $17.139        24,104
                                                                 2008       $17.139      $17.968        21,379
                                                                 2009       $17.968      $21.050        15,757
                                                                 2010       $21.050      $23.781        11,849
                                                                 2011       $23.781      $23.270        11,424
                                                                 2012       $23.270      $26.430         9,900
                                                                 2013       $26.430      $26.514         7,848
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--
 SERIES II
                                                                 2004       $11.811      $12.448       253,189
                                                                 2005       $12.448      $13.227       318,205
                                                                 2006       $13.227      $13.399       325,314
                                                                 2007       $13.399      $15.427       267,235
                                                                 2008       $15.427       $7.749       254,421
                                                                 2009        $7.749      $12.669       208,247
                                                                 2010       $12.669      $14.953       170,568
                                                                 2011       $14.953      $13.817       126,429
                                                                 2012       $13.817      $15.466        99,902
                                                                 2013       $15.466      $21.342        67,665


                              116     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                       2004       $10.000      $11.330       226,309
                                                                       2005       $11.330      $12.560       209,221
                                                                       2006       $12.560      $14.965       194,883
                                                                       2007       $14.965      $15.930       208,857
                                                                       2008       $15.930       $9.232       177,447
                                                                       2009        $9.232      $12.685       155,724
                                                                       2010       $12.685      $15.307       120,227
                                                                       2011       $15.307      $15.249        86,378
                                                                       2012       $15.249      $17.657        71,594
                                                                       2013       $17.657      $23.402        55,658
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES II
                                                                       2004       $10.000      $11.323       123,762
                                                                       2005       $11.323      $12.535       227,659
                                                                       2006       $12.535      $14.926       352,246
                                                                       2007       $14.926      $15.873       433,653
                                                                       2008       $15.873       $9.178       417,880
                                                                       2009        $9.178      $12.607       336,485
                                                                       2010       $12.607      $15.205       289,237
                                                                       2011       $15.205      $15.134       235,235
                                                                       2012       $15.134      $17.489       177,479
                                                                       2013       $17.489      $23.121       139,779
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                       2004       $10.000      $11.366       214,722
                                                                       2005       $11.366      $11.681     1,023,815
                                                                       2006       $11.681      $13.381     1,184,603
                                                                       2007       $13.381      $12.900     1,155,302
                                                                       2008       $12.900       $8.175     1,015,402
                                                                       2009        $8.175      $10.362       818,910
                                                                       2010       $10.362      $11.833       742,883
                                                                       2011       $11.833      $11.435       627,494
                                                                       2012       $11.435      $13.423       474,576
                                                                       2013       $13.423      $17.974       363,631
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--
 SERIES II
                                                                       2004       $10.000      $10.989       202,603
                                                                       2005       $10.989      $11.648       888,555
                                                                       2006       $11.648      $12.945       950,381
                                                                       2007       $12.945      $13.206     1,069,714
                                                                       2008       $13.206      $10.079       932,139
                                                                       2009       $10.079      $12.187       817,049
                                                                       2010       $12.187      $13.477       722,518
                                                                       2011       $13.477      $13.130       556,735
                                                                       2012       $13.130      $14.566       384,707
                                                                       2013       $14.566      $17.956       298,901


                              117     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--
 SERIES II
                                                                 2004       $13.437      $15.137       755,669
                                                                 2005       $15.137      $16.394     1,052,880
                                                                 2006       $16.394      $18.769     1,148,378
                                                                 2007       $18.769      $18.993     1,130,145
                                                                 2008       $18.993      $12.709       959,755
                                                                 2009       $12.709      $15.569       840,508
                                                                 2010       $15.569      $17.242       750,580
                                                                 2011       $17.242      $16.636       555,942
                                                                 2012       $16.636      $18.776       443,855
                                                                 2013       $18.776      $24.793       328,304
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--
 SERIES II
                                                                 2004       $10.000      $11.153       148,068
                                                                 2005       $11.153      $12.233       145,429
                                                                 2006       $12.233      $12.670       126,259
                                                                 2007       $12.670      $14.706       101,130
                                                                 2008       $14.706       $7.718        83,765
                                                                 2009        $7.718      $11.913        73,374
                                                                 2010       $11.913      $14.966        55,789
                                                                 2011       $14.966      $13.391        45,054
                                                                 2012       $13.391      $14.754        31,910
                                                                 2013       $14.754      $19.895        23,696
---------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                 2004       $10.000      $10.370        81,198
                                                                 2005       $10.370      $10.371       533,540
                                                                 2006       $10.371      $11.192       959,024
                                                                 2007       $11.192      $11.731     1,203,223
                                                                 2008       $11.731       $9.549       982,893
                                                                 2009        $9.549      $12.660       854,149
                                                                 2010       $12.660      $14.035       819,038
                                                                 2011       $14.035      $14.462       733,952
                                                                 2012       $14.462      $16.064       619,129
                                                                 2013       $16.064      $17.153       491,297
---------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                 2004       $10.000      $10.920        15,276
                                                                 2005       $10.920      $11.529       148,760
                                                                 2006       $11.529      $13.047       258,059
                                                                 2007       $13.047      $13.743       281,424
                                                                 2008       $13.743       $9.676       252,224
                                                                 2009        $9.676      $12.033       221,340
                                                                 2010       $12.033      $14.137       205,010
                                                                 2011       $14.137      $13.329       170,638
                                                                 2012       $13.329      $14.549       114,983
                                                                 2013       $14.549      $19.496        76,267


                              118     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.904       142,509
                                                                   2005       $10.904      $11.114       674,689
                                                                   2006       $11.114      $12.866       977,874
                                                                   2007       $12.866      $13.135     1,131,948
                                                                   2008       $13.135       $8.243       923,149
                                                                   2009        $8.243       $9.675       791,390
                                                                   2010        $9.675      $11.213       683,057
                                                                   2011       $11.213      $10.395       545,222
                                                                   2012       $10.395      $11.501       405,565
                                                                   2013       $11.501      $15.429       280,068
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.153        16,581
                                                                   2005       $11.153      $11.518       103,190
                                                                   2006       $11.518      $12.268       307,914
                                                                   2007       $12.268      $14.685       401,093
                                                                   2008       $14.685       $8.952       360,805
                                                                   2009        $8.952      $12.861       300,712
                                                                   2010       $12.861      $15.606       253,522
                                                                   2011       $15.606      $13.857       226,260
                                                                   2012       $13.857      $15.607       183,891
                                                                   2013       $15.607      $21.118       126,785
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP STOCK PORTFOLIO
                                                                   2004       $10.000      $11.136       136,025
                                                                   2005       $11.136      $11.896       867,902
                                                                   2006       $11.896      $13.179     1,058,446
                                                                   2007       $13.179      $13.084     1,096,947
                                                                   2008       $13.084       $7.832       921,170
                                                                   2009        $7.832       $9.789       759,217
                                                                   2010        $9.789      $12.120       630,406
                                                                   2011       $12.120      $11.484       529,614
                                                                   2012       $11.484      $12.984       391,271
                                                                   2013       $12.984      $16.703       282,870
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                                   2004       $12.323      $12.968       723,531
                                                                   2005       $12.968      $13.424     1,303,079
                                                                   2006       $13.424      $14.269     1,418,096
                                                                   2007       $14.269      $16.036     1,252,093
                                                                   2008       $16.036       $8.601     1,194,919
                                                                   2009        $8.601      $12.239       987,395
                                                                   2010       $12.239      $13.186       862,275
                                                                   2011       $13.186      $12.837       679,504
                                                                   2012       $12.837      $14.421       521,280
                                                                   2013       $14.421      $18.424       369,160


                              119     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL INCOME FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                                      2004       $13.176      $14.280       562,275
                                                                      2005       $14.280      $14.614       694,753
                                                                      2006       $14.614      $15.992       687,270
                                                                      2007       $15.992      $16.335       626,947
                                                                      2008       $16.335       $9.092       534,080
                                                                      2009        $9.092      $10.913       442,615
                                                                      2010       $10.913      $12.138       390,066
                                                                      2011       $12.138      $12.027       307,892
                                                                      2012       $12.027      $13.309       234,858
                                                                      2013       $13.309      $14.823       165,039
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                                      2004       $10.000      $10.118        16,015
                                                                      2005       $10.118      $10.221       198,046
                                                                      2006       $10.221      $10.587     1,022,486
                                                                      2007       $10.587      $10.877     1,758,893
                                                                      2008       $10.877       $6.541     1,767,178
                                                                      2009        $6.541       $7.041     1,796,199
                                                                      2010        $7.041       $7.734     1,714,650
                                                                      2011        $7.734       $8.240     1,408,093
                                                                      2012        $8.240       $8.961     1,313,811
                                                                      2013        $8.961       $8.812     1,091,278
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--
 SERVICE SHARES
                                                                      2004       $12.468      $14.698       230,665
                                                                      2005       $14.698      $16.248       310,149
                                                                      2006       $16.248      $16.472       334,836
                                                                      2007       $16.472      $17.240       269,795
                                                                      2008       $17.240       $8.643       234,531
                                                                      2009        $8.643      $11.284       198,239
                                                                      2010       $11.284      $14.163       162,327
                                                                      2011       $14.163      $14.098       135,036
                                                                      2012       $14.098      $16.165       109,341
                                                                      2013       $16.165      $21.641        82,802
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                      2004       $14.323      $16.808       384,682
                                                                      2005       $16.808      $18.924       533,061
                                                                      2006       $18.924      $21.924       560,411
                                                                      2007       $21.924      $22.956       551,050
                                                                      2008       $22.956      $13.521       457,046
                                                                      2009       $13.521      $18.599       380,350
                                                                      2010       $18.599      $21.242       329,854
                                                                      2011       $21.242      $19.180       254,911
                                                                      2012       $19.180      $22.899       197,803
                                                                      2013       $22.899      $28.704       147,313


                              120     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                     2004       $12.213      $13.072     1,265,037
                                                                     2005       $13.072      $13.224     2,210,765
                                                                     2006       $13.224      $13.998     2,542,348
                                                                     2007       $13.998      $15.136     2,521,268
                                                                     2008       $15.136      $12.777     2,111,548
                                                                     2009       $12.777      $14.933     1,944,138
                                                                     2010       $14.933      $16.918     1,731,144
                                                                     2011       $16.918      $16.809     1,313,374
                                                                     2012       $16.809      $18.773     1,176,172
                                                                     2013       $18.773      $18.463       929,169
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                     2004       $13.039      $13.995       512,385
                                                                     2005       $13.995      $14.092       642,887
                                                                     2006       $14.092      $15.194       651,221
                                                                     2007       $15.194      $14.926       646,720
                                                                     2008       $14.926       $3.157     1,119,834
                                                                     2009        $3.157       $3.925     1,062,342
                                                                     2010        $3.925       $4.434       976,989
                                                                     2011        $4.434       $4.265       769,121
                                                                     2012        $4.265       $4.751             0
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                     2004       $12.713      $13.696       752,941
                                                                     2005       $13.696      $14.296     1,271,750
                                                                     2006       $14.296      $16.195     1,689,212
                                                                     2007       $16.195      $16.649     1,682,353
                                                                     2008       $16.649      $10.086     1,583,489
                                                                     2009       $10.086      $12.743     1,388,113
                                                                     2010       $12.743      $14.569     1,200,629
                                                                     2011       $14.569      $14.337       964,024
                                                                     2012       $14.337      $16.502       773,448
                                                                     2013       $16.502      $21.410       540,715
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--
 SERVICE SHARES
                                                                     2004       $14.755      $17.358       294,993
                                                                     2005       $17.358      $18.799       490,871
                                                                     2006       $18.799      $21.278       570,415
                                                                     2007       $21.278      $20.709       531,717
                                                                     2008       $20.709      $12.673       481,521
                                                                     2009       $12.673      $17.124       406,889
                                                                     2010       $17.124      $20.800       330,552
                                                                     2011       $20.800      $20.043       267,644
                                                                     2012       $20.043      $23.280       214,043
                                                                     2013       $23.280      $32.314       152,828


                              121     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                      2009       $10.000      $13.066       632,085
                                                      2010       $13.066      $14.524       560,259
                                                      2011       $14.524      $14.612       462,154
                                                      2012       $14.612      $17.208       364,903
                                                      2013       $17.208      $22.492       253,771
----------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                      2004       $12.158      $12.986       698,080
                                                      2005       $12.986      $13.332       897,148
                                                      2006       $13.332      $14.729     1,002,203
                                                      2007       $14.729      $14.677       940,566
                                                      2008       $14.677       $8.588       845,676
                                                      2009        $8.588      $10.649       741,293
                                                      2010       $10.649      $11.650       644,659
                                                      2011       $11.650      $11.819       541,284
                                                      2012       $11.819      $13.128       423,435
                                                      2013       $13.128      $15.304       319,733
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004       $12.510      $13.473       100,508
                                                      2005       $13.473      $14.227       225,972
                                                      2006       $14.227      $15.850       289,761
                                                      2007       $15.850      $16.104       302,756
                                                      2008       $16.104      $10.599       251,413
                                                      2009       $10.599      $14.146       218,816
                                                      2010       $14.146      $16.015       196,452
                                                      2011       $16.015      $15.743       167,473
                                                      2012       $15.743      $17.745       114,159
                                                      2013       $17.745      $20.931        79,702
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                      2004       $11.373      $12.026       143,322
                                                      2005       $12.026      $13.438       121,045
                                                      2006       $13.438      $13.636       106,651
                                                      2007       $13.636      $13.378        90,746
                                                      2008       $13.378      $10.951        75,485
                                                      2009       $10.951      $13.620        67,222
                                                      2010       $13.620      $13.776        58,814
                                                      2011       $13.776      $13.439        29,823
                                                      2012       $13.439      $16.219        20,033
                                                      2013       $16.219      $22.680        16,415
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                      2004       $14.145      $16.978        84,872
                                                      2005       $16.978      $18.197        74,344
                                                      2006       $18.197      $22.819        58,275
                                                      2007       $22.819      $27.015        46,926
                                                      2008       $27.015      $18.535        34,349
                                                      2009       $18.535      $19.642        25,751
                                                      2010       $19.642      $19.744        23,665
                                                      2011       $19.744      $18.437        18,838
                                                      2012       $18.437      $19.115        14,482
                                                      2013       $19.115      $21.476         8,910


                              122     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2004       $13.589      $14.904       872,350
                                                   2005       $14.904      $15.482       894,861
                                                   2006       $15.482      $17.714       859,159
                                                   2007       $17.714      $16.428       786,066
                                                   2008       $16.428       $9.941       664,580
                                                   2009        $9.941      $12.738       561,812
                                                   2010       $12.738      $14.382       436,918
                                                   2011       $14.382      $13.538       351,941
                                                   2012       $13.538      $15.920       273,204
                                                   2013       $15.920      $21.321       213,340
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2004       $13.428      $14.652       421,723
                                                   2005       $14.652      $14.911       615,143
                                                   2006       $14.911      $16.269       729,961
                                                   2007       $16.269      $16.506       684,787
                                                   2008       $16.506      $12.046       602,387
                                                   2009       $12.046      $17.858       499,764
                                                   2010       $17.858      $20.102       445,814
                                                   2011       $20.102      $20.192       327,955
                                                   2012       $20.192      $23.122       268,664
                                                   2013       $23.122      $24.616       220,014
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2004       $10.507      $10.832       887,522
                                                   2005       $10.832      $10.945     1,526,481
                                                   2006       $10.945      $11.292     2,193,099
                                                   2007       $11.292      $11.728     2,340,081
                                                   2008       $11.728       $8.807     1,903,327
                                                   2009        $8.807      $12.749     1,506,639
                                                   2010       $12.749      $13.827     1,430,101
                                                   2011       $13.827      $14.332     1,130,191
                                                   2012       $14.332      $15.666       940,877
                                                   2013       $15.666      $15.753       769,453
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $13.465      $15.444       250,483
                                                   2005       $15.444      $17.105       336,711
                                                   2006       $17.105      $21.566       486,115
                                                   2007       $21.566      $23.067       661,099
                                                   2008       $23.067      $12.762       606,992
                                                   2009       $12.762      $15.700       541,864
                                                   2010       $15.700      $17.051       457,663
                                                   2011       $17.051      $13.981       398,204
                                                   2012       $13.981      $16.825       320,815
                                                   2013       $16.825      $21.270       245,353


                              123     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                               2004       $13.072      $14.535       111,067
                                               2005       $14.535      $15.611       170,882
                                               2006       $15.611      $17.558       226,431
                                               2007       $17.558      $16.435       231,530
                                               2008       $16.435       $9.807       198,173
                                               2009        $9.807      $12.664       169,347
                                               2010       $12.664      $14.241       139,439
                                               2011       $14.241      $14.064       114,800
                                               2012       $14.064      $16.218        93,230
                                               2013       $16.218      $21.632        75,447
---------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                               2004        $9.914       $9.851       611,958
                                               2005        $9.851       $9.970     1,639,066
                                               2006        $9.970      $10.274     3,059,102
                                               2007       $10.274      $10.626     2,741,531
                                               2008       $10.626      $10.759     2,353,459
                                               2009       $10.759      $10.642     2,823,769
                                               2010       $10.642      $10.509     2,415,868
                                               2011       $10.509      $10.374     2,154,262
                                               2012       $10.374      $10.241     1,888,785
                                               2013       $10.241      $10.110     1,393,745
---------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                               2004       $13.580      $14.787       110,548
                                               2005       $14.787      $16.056        99,940
                                               2006       $16.056      $17.206        86,751
                                               2007       $17.206      $17.958        73,981
                                               2008       $17.958      $10.858        54,204
                                               2009       $10.858      $14.162        45,582
                                               2010       $14.162      $16.714       113,469
                                               2011       $16.714      $15.660        95,228
                                               2012       $15.660      $18.048        75,518
                                               2013       $18.048      $24.307        62,064
---------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                               2004       $14.664      $16.708       251,024
                                               2005       $16.708      $17.465       540,431
                                               2006       $17.465      $20.001       692,321
                                               2007       $20.001      $18.777       765,754
                                               2008       $18.777      $10.239       738,975
                                               2009       $10.239       $9.644             0
---------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                               2004       $13.177      $13.990        84,821
                                               2005       $13.990      $14.502        82,817
                                               2006       $14.502      $15.935        78,283
                                               2007       $15.935      $15.817        64,794
                                               2008       $15.817       $9.594        55,482
                                               2009        $9.594      $12.614        53,463
                                               2010       $12.614      $14.490        41,019
                                               2011       $14.490      $14.054        34,062
                                               2012       $14.054      $16.358        22,282
                                               2013       $16.358      $21.534        18,153


                              124     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                   2004       $13.646      $15.976      138,680
                                                   2005       $15.976      $17.687      165,471
                                                   2006       $17.687      $18.411      161,338
                                                   2007       $18.411      $18.865      145,788
                                                   2008       $18.865      $10.140      122,422
                                                   2009       $10.140      $13.887      100,418
                                                   2010       $13.887      $15.906            0
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2004       $12.475      $12.934      797,854
                                                   2005       $12.934      $13.494      889,274
                                                   2006       $13.494      $14.045      777,631
                                                   2007       $14.045      $14.628      651,974
                                                   2008       $14.628       $9.092      538,276
                                                   2009        $9.092      $14.709      443,055
                                                   2010       $14.709      $17.539      353,192
                                                   2011       $17.539      $14.223      302,772
                                                   2012       $14.223      $16.037      236,216
                                                   2013       $16.037      $22.752      176,757
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2004       $13.960      $15.169      159,393
                                                   2005       $15.169      $16.791      269,922
                                                   2006       $16.791      $18.365      347,798
                                                   2007       $18.365      $19.286      364,955
                                                   2008       $19.286      $16.185      298,917
                                                   2009       $16.185      $20.788      263,398
                                                   2010       $20.788      $22.519      237,498
                                                   2011       $22.519      $23.759      182,583
                                                   2012       $23.759      $27.644      138,197
                                                   2013       $27.644      $24.898      112,118
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2004       $10.000      $11.131      130,721
                                                   2005       $11.131      $12.304      391,691
                                                   2006       $12.304      $14.758      650,901
                                                   2007       $14.758      $15.992      703,140
                                                   2008       $15.992      $11.217      598,573
                                                   2009       $11.217      $14.346      505,053
                                                   2010       $14.346      $16.150      453,294
                                                   2011       $16.150      $17.385      390,162
                                                   2012       $17.385      $19.835      313,311
                                                   2013       $19.835      $23.429      252,083


                              125     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
                                                  2004       $10.000      $10.785      242,720
                                                  2005       $10.785      $12.319      220,659
                                                  2006       $12.319      $12.660      194,105
                                                  2007       $12.660      $15.233      144,366
                                                  2008       $15.233       $7.640      148,384
                                                  2009        $7.640      $12.486      108,902
                                                  2010       $12.486      $15.143       79,570
                                                  2011       $15.143      $14.529       56,922
                                                  2012       $14.529      $16.403       48,949
                                                  2013       $16.403      $23.976       30,108
------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.760       76,401
                                                  2005       $10.760      $12.265      144,014
                                                  2006       $12.265      $12.569      151,518
                                                  2007       $12.569      $15.094      140,241
                                                  2008       $15.094       $7.547      137,100
                                                  2009        $7.547      $12.302      111,308
                                                  2010       $12.302      $14.889       93,535
                                                  2011       $14.889      $14.251       83,860
                                                  2012       $14.251      $16.043       53,842
                                                  2013       $16.043      $23.394       36,287
------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.853      356,563
                                                  2007        $9.853      $11.924      563,913
                                                  2008       $11.924       $6.260      598,655
                                                  2009        $6.260       $9.724      461,143
                                                  2010        $9.724      $12.696      356,333
                                                  2011       $12.696      $11.633      319,107
                                                  2012       $11.633      $12.458      278,100
                                                  2013       $12.458      $16.907      198,564
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2004       $13.621      $15.993       76,697
                                                  2005       $15.993      $17.821      119,544
                                                  2006       $17.821      $19.674      125,802
                                                  2007       $19.674      $19.994      118,154
                                                  2008       $19.994      $11.755      110,064
                                                  2009       $11.755      $17.016       88,845
                                                  2010       $17.016      $21.258       76,769
                                                  2011       $21.258      $19.156       57,539
                                                  2012       $19.156      $21.689       39,294
                                                  2013       $21.689      $36.680       25,352


                              126     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                     2004       $14.601      $19.611        7,395
                                                     2005       $19.611      $22.602      584,676
                                                     2006       $22.602      $30.715      637,273
                                                     2007       $30.715      $25.080      650,191
                                                     2008       $25.080      $15.335      623,745
                                                     2009       $15.335      $19.450      541,734
                                                     2010       $19.450      $24.869      443,526
                                                     2011       $24.869      $25.938      355,414
                                                     2012       $25.938      $29.603      283,923
                                                     2013       $29.603      $29.733      231,532
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                     2004       $10.000       $9.925      437,391
                                                     2005        $9.925      $10.036      679,120
                                                     2006       $10.036      $10.319      805,399
                                                     2007       $10.319      $10.640      838,651
                                                     2008       $10.640      $10.690      865,848
                                                     2009       $10.690      $10.558            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.


                              127     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.228           0
                                                            2007       $10.228      $11.733           0
                                                            2008       $11.733       $6.577       1,365
                                                            2009        $6.577       $8.714       1,352
                                                            2010        $8.714       $9.966       1,400
                                                            2011        $9.966       $9.477         185
                                                            2012        $9.477      $10.765         172
                                                            2013       $10.765      $13.789         161
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.419           0
                                                            2007       $10.419      $11.048           0
                                                            2008       $11.048       $8.086           0
                                                            2009        $8.086       $9.803           0
                                                            2010        $9.803      $10.792           0
                                                            2011       $10.792      $10.511           0
                                                            2012       $10.511      $11.471           0
                                                            2013       $11.471      $12.700           0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.448           0
                                                            2007       $10.448      $11.237           0
                                                            2008       $11.237       $7.385           0
                                                            2009        $7.385       $9.286           0
                                                            2010        $9.286      $10.384           0
                                                            2011       $10.384      $10.031           0
                                                            2012       $10.031      $11.093           0
                                                            2013       $11.093      $12.547           0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.457           0
                                                            2007       $10.457      $11.360           0
                                                            2008       $11.360       $6.870           0
                                                            2009        $6.870       $8.814           0
                                                            2010        $8.814       $9.991           0
                                                            2011        $9.991       $9.496           0
                                                            2012        $9.496      $10.698           0
                                                            2013       $10.698      $12.704           0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.310           0
                                                            2007       $10.310      $10.679           0
                                                            2008       $10.679       $9.327           0
                                                            2009        $9.327      $10.459           0
                                                            2010       $10.459      $10.972           0
                                                            2011       $10.972      $10.881           0
                                                            2012       $10.881      $11.308           0
                                                            2013       $11.308      $11.637           0


                              128     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.706           0
                                                               2007        $9.706      $11.610           0
                                                               2008       $11.610       $6.271           0
                                                               2009        $6.271       $8.859           0
                                                               2010        $8.859      $10.378           0
                                                               2011       $10.378      $10.197           0
                                                               2012       $10.197      $11.786           0
                                                               2013       $11.786      $15.518           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.779           0
                                                               2007       $10.779      $11.088           0
                                                               2008       $11.088       $6.815       1,208
                                                               2009        $6.815       $8.419       1,208
                                                               2010        $8.419       $9.448       1,148
                                                               2011        $9.448       $9.406           0
                                                               2012        $9.406      $10.638           0
                                                               2013       $10.638      $13.725           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.838         709
                                                               2007        $9.838      $11.097           0
                                                               2008       $11.097       $6.555         109
                                                               2009        $6.555       $8.960          91
                                                               2010        $8.960      $11.268         795
                                                               2011       $11.268       $9.826         756
                                                               2012        $9.826      $11.009         172
                                                               2013       $11.009      $14.631         152
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2004       $13.341      $14.434       5,784
                                                               2005       $14.434      $14.615       5,058
                                                               2006       $14.615      $16.691       4,637
                                                               2007       $16.691      $15.718       4,538
                                                               2008       $15.718       $9.971       3,695
                                                               2009        $9.971      $12.342       3,527
                                                               2010       $12.342      $14.085       3,415
                                                               2011       $14.085      $14.109       3,219
                                                               2012       $14.109      $15.487       3,084
                                                               2013       $15.487      $19.633       2,942
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.194         119
                                                               2005       $11.194      $11.126       1,886
                                                               2006       $11.126      $12.868       1,638
                                                               2007       $12.868      $13.057       1,622
                                                               2008       $13.057       $8.984       7,209
                                                               2009        $8.984      $11.915       5,661
                                                               2010       $11.915      $13.131       5,375
                                                               2011       $13.131      $13.150          76
                                                               2012       $13.150      $14.489           0
                                                               2013       $14.489      $16.147           0


                              129     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.509          60
                                                                  2005       $10.509      $10.389       1,272
                                                                  2006       $10.389      $11.269       1,792
                                                                  2007       $11.269      $11.708       1,763
                                                                  2008       $11.708       $7.497       2,046
                                                                  2009        $7.497       $9.513         842
                                                                  2010        $9.513      $10.383         851
                                                                  2011       $10.383      $10.003         851
                                                                  2012       $10.003      $10.994           0
                                                                  2013       $10.994      $13.833           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2004       $14.507      $17.559       4,525
                                                                  2005       $17.559      $18.682       3,877
                                                                  2006       $18.682      $21.377       3,743
                                                                  2007       $21.377      $20.408       3,681
                                                                  2008       $20.408      $13.370       1,603
                                                                  2009       $13.370      $16.890       1,578
                                                                  2010       $16.890      $21.183       1,573
                                                                  2011       $21.183      $19.941       1,514
                                                                  2012       $19.941      $23.089       1,050
                                                                  2013       $23.089      $30.768         984
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $15.485      $16.884           0
                                                                  2005       $16.884      $17.306           0
                                                                  2006       $17.306      $18.400           0
                                                                  2007       $18.400      $20.018           0
                                                                  2008       $20.018      $11.258           0
                                                                  2009       $11.258      $15.810           0
                                                                  2010       $15.810      $19.736           0
                                                                  2011       $19.736      $18.372           0
                                                                  2012       $18.372      $19.919           0
                                                                  2013       $19.919      $26.916           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.211         518
                                                                  2005       $10.211      $10.228       1,905
                                                                  2006       $10.228      $10.406       1,858
                                                                  2007       $10.406      $10.850       1,879
                                                                  2008       $10.850      $11.418       3,303
                                                                  2009       $11.418      $11.513       3,742
                                                                  2010       $11.513      $11.856       2,289
                                                                  2011       $11.856      $12.256       2,205
                                                                  2012       $12.256      $12.213         576
                                                                  2013       $12.213      $11.678         519


                              130     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                 2006       $10.000      $10.974           0
                                                                 2007       $10.974      $12.004           0
                                                                 2008       $12.004       $8.400         950
                                                                 2009        $8.400      $10.131         950
                                                                 2010       $10.131      $11.095         903
                                                                 2011       $11.095      $10.531           0
                                                                 2012       $10.531      $11.676           0
                                                                 2013       $11.676      $14.574           0
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2004       $12.638      $13.923      12,480
                                                                 2005       $13.923      $15.057      13,367
                                                                 2006       $15.057      $17.435      12,578
                                                                 2007       $17.435      $17.644      12,151
                                                                 2008       $17.644      $10.853       4,560
                                                                 2009       $10.853      $13.381       3,358
                                                                 2010       $13.381      $14.553       3,390
                                                                 2011       $14.553      $14.087       2,711
                                                                 2012       $14.087      $15.740       1,465
                                                                 2013       $15.740      $19.746       1,461
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2004       $16.810      $20.505           0
                                                                 2005       $20.505      $25.559         282
                                                                 2006       $25.559      $32.024         282
                                                                 2007       $32.024      $40.334         281
                                                                 2008       $40.334      $18.657         783
                                                                 2009       $18.657      $31.496         474
                                                                 2010       $31.496      $36.225         658
                                                                 2011       $36.225      $29.814         702
                                                                 2012       $29.814      $32.998         553
                                                                 2013       $32.998      $31.977         677
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2004       $13.547      $15.705         580
                                                                 2005       $15.705      $16.925       1,448
                                                                 2006       $16.925      $20.105       1,415
                                                                 2007       $20.105      $22.702       1,379
                                                                 2008       $22.702      $13.239       1,360
                                                                 2009       $13.239      $17.745         261
                                                                 2010       $17.745      $18.816         324
                                                                 2011       $18.816      $16.447         321
                                                                 2012       $16.447      $19.019         278
                                                                 2013       $19.019      $22.876         259


                              131     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                       2004       $12.839      $14.409           0
                                                                       2005       $14.409      $13.660           0
                                                                       2006       $13.660      $15.069           0
                                                                       2007       $15.069      $16.358           0
                                                                       2008       $16.358      $16.993           0
                                                                       2009       $16.993      $19.726           0
                                                                       2010       $19.726      $22.082           0
                                                                       2011       $22.082      $21.412           0
                                                                       2012       $21.412      $24.097           0
                                                                       2013       $24.097      $23.953           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--
 SERIES II
                                                                       2004       $11.693      $12.212           0
                                                                       2005       $12.212      $12.858           0
                                                                       2006       $12.858      $12.907           0
                                                                       2007       $12.907      $14.724           0
                                                                       2008       $14.724       $7.328           0
                                                                       2009        $7.328      $11.872           0
                                                                       2010       $11.872      $13.885           0
                                                                       2011       $13.885      $12.713           0
                                                                       2012       $12.713      $14.100           0
                                                                       2013       $14.100      $19.280           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                       2004       $10.000      $11.260       1,108
                                                                       2005       $11.260      $12.370       1,052
                                                                       2006       $12.370      $14.605         952
                                                                       2007       $14.605      $15.404         928
                                                                       2008       $15.404       $8.845         934
                                                                       2009        $8.845      $12.043         483
                                                                       2010       $12.043      $14.400         533
                                                                       2011       $14.400      $14.215         509
                                                                       2012       $14.215      $16.309         212
                                                                       2013       $16.309      $21.418         194
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES II
                                                                       2004       $10.000      $11.254       1,042
                                                                       2005       $11.254      $12.345       1,564
                                                                       2006       $12.345      $14.566       1,463
                                                                       2007       $14.566      $15.348       1,384
                                                                       2008       $15.348       $8.794       1,071
                                                                       2009        $8.794      $11.969         854
                                                                       2010       $11.969      $14.304         836
                                                                       2011       $14.304      $14.107         764
                                                                       2012       $14.107      $16.154         826
                                                                       2013       $16.154      $21.162         779


                              132     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                 2004       $10.000      $11.297           0
                                                                 2005       $11.297      $11.505         232
                                                                 2006       $11.505      $13.059         434
                                                                 2007       $13.059      $12.474       1,335
                                                                 2008       $12.474       $7.832       1,417
                                                                 2009        $7.832       $9.837           0
                                                                 2010        $9.837      $11.132           0
                                                                 2011       $11.132      $10.659           0
                                                                 2012       $10.659      $12.398           0
                                                                 2013       $12.398      $16.450           0
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--
 SERIES II
                                                                 2004       $10.000      $10.922           0
                                                                 2005       $10.922      $11.472         222
                                                                 2006       $11.472      $12.633           0
                                                                 2007       $12.633      $12.770           0
                                                                 2008       $12.770       $9.657         188
                                                                 2009        $9.657      $11.570           0
                                                                 2010       $11.570      $12.678           0
                                                                 2011       $12.678      $12.240           0
                                                                 2012       $12.240      $13.454         931
                                                                 2013       $13.454      $16.435         886
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--
 SERIES II
                                                                 2004       $13.304      $14.850       1,131
                                                                 2005       $14.850      $15.937         849
                                                                 2006       $15.937      $18.080         980
                                                                 2007       $18.080      $18.128       1,006
                                                                 2008       $18.128      $12.019       1,053
                                                                 2009       $12.019      $14.590         351
                                                                 2010       $14.590      $16.011         356
                                                                 2011       $16.011      $15.307         359
                                                                 2012       $15.307      $17.119           0
                                                                 2013       $17.119      $22.398           0
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--
 SERIES II
                                                                 2004       $10.000      $11.084       1,694
                                                                 2005       $11.084      $12.047       1,655
                                                                 2006       $12.047      $12.364       1,701
                                                                 2007       $12.364      $14.220       1,542
                                                                 2008       $14.220       $7.394       1,675
                                                                 2009        $7.394      $11.310       1,536
                                                                 2010       $11.310      $14.079       1,461
                                                                 2011       $14.079      $12.482       1,459
                                                                 2012       $12.482      $13.628       1,415
                                                                 2013       $13.628      $18.208       1,387


                              133     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                   2004       $10.000      $10.347           0
                                                                   2005       $10.347      $10.253         260
                                                                   2006       $10.253      $10.965         516
                                                                   2007       $10.965      $11.387         513
                                                                   2008       $11.387       $9.184       1,345
                                                                   2009        $9.184      $12.066       1,324
                                                                   2010       $12.066      $13.255       1,260
                                                                   2011       $13.255      $13.533         401
                                                                   2012       $13.533      $14.895         324
                                                                   2013       $14.895      $15.760         308
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                   2004       $10.000      $10.895          58
                                                                   2005       $10.895      $11.398         692
                                                                   2006       $11.398      $12.782         693
                                                                   2007       $12.782      $13.341         673
                                                                   2008       $13.341       $9.307         729
                                                                   2009        $9.307      $11.468         693
                                                                   2010       $11.468      $13.351         665
                                                                   2011       $13.351      $12.473         665
                                                                   2012       $12.473      $13.490           0
                                                                   2013       $13.490      $17.913           0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.880       1,259
                                                                   2005       $10.880      $10.988       1,565
                                                                   2006       $10.988      $12.604       1,490
                                                                   2007       $12.604      $12.750       2,366
                                                                   2008       $12.750       $7.928       2,290
                                                                   2009        $7.928       $9.220       1,350
                                                                   2010        $9.220      $10.589       1,002
                                                                   2011       $10.589       $9.728           0
                                                                   2012        $9.728      $10.664           0
                                                                   2013       $10.664      $14.175           0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.127           0
                                                                   2005       $11.127      $11.388          27
                                                                   2006       $11.388      $12.018           0
                                                                   2007       $12.018      $14.255         603
                                                                   2008       $14.255       $8.610         593
                                                                   2009        $8.610      $12.258         105
                                                                   2010       $12.258      $14.738         181
                                                                   2011       $14.738      $12.967         169
                                                                   2012       $12.967      $14.471         129
                                                                   2013       $14.471      $19.402         114


                              134     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP STOCK PORTFOLIO
                                                              2004       $10.000      $11.110       1,275
                                                              2005       $11.110      $11.761       1,271
                                                              2006       $11.761      $12.912       1,298
                                                              2007       $12.912      $12.701       1,209
                                                              2008       $12.701       $7.533         138
                                                              2009        $7.533       $9.329         128
                                                              2010        $9.329      $11.446          36
                                                              2011       $11.446      $10.746          35
                                                              2012       $10.746      $12.039           0
                                                              2013       $12.039      $15.346           0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2004       $12.248      $12.772       1,597
                                                              2005       $12.772      $13.100         838
                                                              2006       $13.100      $13.799         978
                                                              2007       $13.799      $15.365         957
                                                              2008       $15.365       $8.166         703
                                                              2009        $8.166      $11.513         178
                                                              2010       $11.513      $12.291         176
                                                              2011       $12.291      $11.857         182
                                                              2012       $11.857      $13.198         116
                                                              2013       $13.198      $16.708         116
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL INCOME FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2004       $13.045      $14.009       3,172
                                                              2005       $14.009      $14.206       3,195
                                                              2006       $14.206      $15.405       3,150
                                                              2007       $15.405      $15.591       3,216
                                                              2008       $15.591       $8.598       3,352
                                                              2009        $8.598      $10.226       3,564
                                                              2010       $10.226      $11.270       3,632
                                                              2011       $11.270      $11.066       3,624
                                                              2012       $11.066      $12.134       6,344
                                                              2013       $12.134      $13.391       6,290
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.095           0
                                                              2005       $10.095      $10.105           0
                                                              2006       $10.105      $10.371           0
                                                              2007       $10.371      $10.558           0
                                                              2008       $10.558       $6.291           0
                                                              2009        $6.291       $6.711       1,325
                                                              2010        $6.711       $7.304       1,223
                                                              2011        $7.304       $7.711       1,120
                                                              2012        $7.711       $8.309       1,021
                                                              2013        $8.309       $8.096         920


                              135     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--
 SERVICE SHARES
                                                                      2004       $12.344      $14.419         677
                                                                      2005       $14.419      $15.795         834
                                                                      2006       $15.795      $15.867         832
                                                                      2007       $15.867      $16.455         831
                                                                      2008       $16.455       $8.174         829
                                                                      2009        $8.174      $10.574         813
                                                                      2010       $10.574      $13.151         673
                                                                      2011       $13.151      $12.972         673
                                                                      2012       $12.972      $14.738         672
                                                                      2013       $14.738      $19.550         672
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                      2004       $14.181      $16.489         227
                                                                      2005       $16.489      $18.397         575
                                                                      2006       $18.397      $21.119         571
                                                                      2007       $21.119      $21.910         738
                                                                      2008       $21.910      $12.787         730
                                                                      2009       $12.787      $17.429         168
                                                                      2010       $17.429      $19.724         516
                                                                      2011       $19.724      $17.648         491
                                                                      2012       $17.648      $20.877           0
                                                                      2013       $20.877      $25.932           0
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                      2004       $12.091      $12.824       8,589
                                                                      2005       $12.824      $12.855      10,133
                                                                      2006       $12.855      $13.484      10,777
                                                                      2007       $13.484      $14.446      10,148
                                                                      2008       $14.446      $12.083       7,832
                                                                      2009       $12.083      $13.994       5,592
                                                                      2010       $13.994      $15.710       5,089
                                                                      2011       $15.710      $15.467       2,500
                                                                      2012       $15.467      $17.116       4,062
                                                                      2013       $17.116      $16.680       4,121
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                      2004       $12.909      $13.729       4,420
                                                                      2005       $13.729      $13.698       4,804
                                                                      2006       $13.698      $14.636       4,537
                                                                      2007       $14.636      $14.246       4,579
                                                                      2008       $14.246       $2.985       5,281
                                                                      2009        $2.985       $3.678       3,968
                                                                      2010        $3.678       $4.117       4,034
                                                                      2011        $4.117       $3.924       3,883
                                                                      2012        $3.924       $4.338           0


                              136     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                     2004       $12.586      $13.437       4,635
                                                                     2005       $13.437      $13.898       5,645
                                                                     2006       $13.898      $15.601       5,949
                                                                     2007       $15.601      $15.890       5,788
                                                                     2008       $15.890       $9.539       5,841
                                                                     2009        $9.539      $11.941       4,397
                                                                     2010       $11.941      $13.529       4,342
                                                                     2011       $13.529      $13.191       4,296
                                                                     2012       $13.191      $15.045       3,441
                                                                     2013       $15.045      $19.342       3,224
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--
 SERVICE SHARES
                                                                     2004       $14.608      $17.029       1,308
                                                                     2005       $17.029      $18.275       1,603
                                                                     2006       $18.275      $20.496       1,193
                                                                     2007       $20.496      $19.766       1,204
                                                                     2008       $19.766      $11.985       1,162
                                                                     2009       $11.985      $16.046       1,186
                                                                     2010       $16.046      $19.314       1,159
                                                                     2011       $19.314      $18.442       1,113
                                                                     2012       $18.442      $21.224         850
                                                                     2013       $21.224      $29.193         783
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                     2009       $10.000      $12.244         422
                                                                     2010       $12.244      $13.486         416
                                                                     2011       $13.486      $13.445         406
                                                                     2012       $13.445      $15.688         311
                                                                     2013       $15.688      $20.319         295
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                                     2004       $12.037      $12.740       5,947
                                                                     2005       $12.740      $12.960       4,812
                                                                     2006       $12.960      $14.188       4,957
                                                                     2007       $14.188      $14.008       5,071
                                                                     2008       $14.008       $8.122       5,017
                                                                     2009        $8.122       $9.980       5,280
                                                                     2010        $9.980      $10.818       5,433
                                                                     2011       $10.818      $10.875       5,357
                                                                     2012       $10.875      $11.969       4,675
                                                                     2013       $11.969      $13.825       4,755


                              137     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004       $12.385      $13.218         116
                                                      2005       $13.218      $13.831       2,636
                                                      2006       $13.831      $15.268       2,800
                                                      2007       $15.268      $15.371       2,792
                                                      2008       $15.371      $10.024       2,790
                                                      2009       $10.024      $13.257       2,774
                                                      2010       $13.257      $14.871       2,765
                                                      2011       $14.871      $14.485       2,760
                                                      2012       $14.485      $16.179       2,752
                                                      2013       $16.179      $18.909       2,739
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                      2004       $11.260      $11.798           0
                                                      2005       $11.798      $13.063           0
                                                      2006       $13.063      $13.135           0
                                                      2007       $13.135      $12.769           0
                                                      2008       $12.769      $10.356           0
                                                      2009       $10.356      $12.764           0
                                                      2010       $12.764      $12.792           0
                                                      2011       $12.792      $12.365           0
                                                      2012       $12.365      $14.787           0
                                                      2013       $14.787      $20.490           0
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                      2004       $14.004      $16.656         265
                                                      2005       $16.656      $17.690         261
                                                      2006       $17.690      $21.981         253
                                                      2007       $21.981      $25.785         223
                                                      2008       $25.785      $17.530         217
                                                      2009       $17.530      $18.407         207
                                                      2010       $18.407      $18.334         220
                                                      2011       $18.334      $16.964         237
                                                      2012       $16.964      $17.428           0
                                                      2013       $17.428      $19.401           0
----------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                      2004       $13.454      $14.621       1,792
                                                      2005       $14.621      $15.050       2,221
                                                      2006       $15.050      $17.064       2,310
                                                      2007       $17.064      $15.680       2,411
                                                      2008       $15.680       $9.401       1,319
                                                      2009        $9.401      $11.937       1,262
                                                      2010       $11.937      $13.354       1,250
                                                      2011       $13.354      $12.456       1,241
                                                      2012       $12.456      $14.514       3,098
                                                      2013       $14.514      $19.261       2,994


                              138     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2004       $13.294      $14.374       4,411
                                                   2005       $14.374      $14.495       3,459
                                                   2006       $14.495      $15.671       3,201
                                                   2007       $15.671      $15.754       3,211
                                                   2008       $15.754      $11.392       1,049
                                                   2009       $11.392      $16.735       1,632
                                                   2010       $16.735      $18.667       1,594
                                                   2011       $18.667      $18.579       1,512
                                                   2012       $18.579      $21.081       1,091
                                                   2013       $21.081      $22.239       1,034
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2004       $10.403      $10.626      10,273
                                                   2005       $10.626      $10.639      11,645
                                                   2006       $10.639      $10.877      12,594
                                                   2007       $10.877      $11.194      12,384
                                                   2008       $11.194       $8.329       7,522
                                                   2009        $8.329      $11.948       4,690
                                                   2010       $11.948      $12.839       4,914
                                                   2011       $12.839      $13.187       4,669
                                                   2012       $13.187      $14.283       3,687
                                                   2013       $14.283      $14.232       3,772
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $13.331      $15.151       1,561
                                                   2005       $15.151      $16.628       1,446
                                                   2006       $16.628      $20.774       1,480
                                                   2007       $20.774      $22.016       1,750
                                                   2008       $22.016      $12.069         750
                                                   2009       $12.069      $14.712         725
                                                   2010       $14.712      $15.833         590
                                                   2011       $15.833      $12.864         588
                                                   2012       $12.864      $15.340         586
                                                   2013       $15.340      $19.215         583
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2004       $12.942      $14.259       3,302
                                                   2005       $14.259      $15.176       2,975
                                                   2006       $15.176      $16.913       2,889
                                                   2007       $16.913      $15.686       2,800
                                                   2008       $15.686       $9.274       2,641
                                                   2009        $9.274      $11.867       2,515
                                                   2010       $11.867      $13.223       2,464
                                                   2011       $13.223      $12.940       2,359
                                                   2012       $12.940      $14.786       2,003
                                                   2013       $14.786      $19.542       1,903


                              139     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                               2004        $9.815       $9.664       7,242
                                               2005        $9.664       $9.692       8,142
                                               2006        $9.692       $9.897       9,943
                                               2007        $9.897      $10.142       8,870
                                               2008       $10.142      $10.175       6,205
                                               2009       $10.175       $9.973       7,393
                                               2010        $9.973       $9.758       5,755
                                               2011        $9.758       $9.546       5,402
                                               2012        $9.546       $9.337       4,199
                                               2013        $9.337       $9.134       4,010
---------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                               2004       $13.445      $14.506         489
                                               2005       $14.506      $15.609          82
                                               2006       $15.609      $16.574          80
                                               2007       $16.574      $17.140          76
                                               2008       $17.140      $10.268           0
                                               2009       $10.268      $13.271           0
                                               2010       $13.271      $15.520         513
                                               2011       $15.520      $14.409         506
                                               2012       $14.409      $16.454         430
                                               2013       $16.454      $21.959         429
---------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                               2004       $14.518      $16.391         948
                                               2005       $16.391      $16.978         905
                                               2006       $16.978      $19.267       1,051
                                               2007       $19.267      $17.922       1,086
                                               2008       $17.922       $9.683         880
                                               2009        $9.683       $9.110           0
---------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                               2004       $13.046      $13.725         580
                                               2005       $13.725      $14.098         619
                                               2006       $14.098      $15.350         639
                                               2007       $15.350      $15.096         661
                                               2008       $15.096       $9.074         563
                                               2009        $9.074      $11.820         502
                                               2010       $11.820      $13.455         474
                                               2011       $13.455      $12.931         466
                                               2012       $12.931      $14.913          69
                                               2013       $14.913      $19.453          52
---------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                               2004       $13.510      $15.673         969
                                               2005       $15.673      $17.194         524
                                               2006       $17.194      $17.735         528
                                               2007       $17.735      $18.005         523
                                               2008       $18.005       $9.590         509
                                               2009        $9.590      $13.014         490
                                               2010       $13.014      $14.806           0


                              140     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2004       $12.351      $12.688       2,080
                                                   2005       $12.688      $13.118       2,864
                                                   2006       $13.118      $13.529       3,165
                                                   2007       $13.529      $13.961       3,139
                                                   2008       $13.961       $8.598       1,766
                                                   2009        $8.598      $13.784       1,946
                                                   2010       $13.784      $16.286       2,107
                                                   2011       $16.286      $13.087       2,128
                                                   2012       $13.087      $14.621       1,366
                                                   2013       $14.621      $20.554       1,363
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2004       $13.821      $14.881       1,477
                                                   2005       $14.881      $16.322       1,382
                                                   2006       $16.322      $17.691       1,351
                                                   2007       $17.691      $18.407       1,247
                                                   2008       $18.407      $15.307       1,282
                                                   2009       $15.307      $19.481         925
                                                   2010       $19.481      $20.910         914
                                                   2011       $20.910      $21.862         829
                                                   2012       $21.862      $25.204         570
                                                   2013       $25.204      $22.493         557
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2004       $10.000      $11.030           0
                                                   2005       $11.030      $12.081           0
                                                   2006       $12.081      $14.359         475
                                                   2007       $14.359      $15.417         475
                                                   2008       $15.417      $10.715           0
                                                   2009       $10.715      $13.579           0
                                                   2010       $13.579      $15.147           0
                                                   2011       $15.147      $16.157           0
                                                   2012       $16.157      $18.266           0
                                                   2013       $18.266      $21.379           0
-------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
                                                   2004       $10.000      $10.719         388
                                                   2005       $10.719      $12.133         407
                                                   2006       $12.133      $12.355         443
                                                   2007       $12.355      $14.730         430
                                                   2008       $14.730       $7.320       1,747
                                                   2009        $7.320      $11.854       1,642
                                                   2010       $11.854      $14.245       1,537
                                                   2011       $14.245      $13.544       1,442
                                                   2012       $13.544      $15.151       1,290
                                                   2013       $15.151      $21.944       1,192


                              141     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.694       1,255
                                                  2005       $10.694      $12.080       1,700
                                                  2006       $12.080      $12.266       1,083
                                                  2007       $12.266      $14.595         864
                                                  2008       $14.595       $7.231           0
                                                  2009        $7.231      $11.679           0
                                                  2010       $11.679      $14.007           0
                                                  2011       $14.007      $13.284           0
                                                  2012       $13.284      $14.819           0
                                                  2013       $14.819      $21.411           0
------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.793           0
                                                  2007        $9.793      $11.743           0
                                                  2008       $11.743       $6.108       1,756
                                                  2009        $6.108       $9.402       1,568
                                                  2010        $9.402      $12.164       1,428
                                                  2011       $12.164      $11.044       1,386
                                                  2012       $11.044      $11.719       1,535
                                                  2013       $11.719      $15.758       1,504
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2004       $13.538      $15.751       1,461
                                                  2005       $15.751      $17.392       1,402
                                                  2006       $17.392      $19.025       1,359
                                                  2007       $19.025      $19.158       1,371
                                                  2008       $19.158      $11.161       1,449
                                                  2009       $11.161      $16.008       1,333
                                                  2010       $16.008      $19.816       1,317
                                                  2011       $19.816      $17.694       1,256
                                                  2012       $17.694      $19.851         986
                                                  2013       $19.851      $33.266         834
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2004       $14.455      $19.239       2,484
                                                  2005       $19.239      $21.972       2,279
                                                  2006       $21.972      $29.588       1,822
                                                  2007       $29.588      $23.938       2,051
                                                  2008       $23.938      $14.502       1,387
                                                  2009       $14.502      $18.226       1,178
                                                  2010       $18.226      $23.092       1,063
                                                  2011       $23.092      $23.866       1,001
                                                  2012       $23.866      $26.988         702
                                                  2013       $26.988      $26.860         682


                              142     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                     2004       $10.000       $9.835       4,172
                                                     2005        $9.835       $9.854       3,349
                                                     2006        $9.854      $10.040       2,852
                                                     2007       $10.040      $10.257       2,651
                                                     2008       $10.257      $10.212       2,030
                                                     2009       $10.212       $9.997           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.


                              143     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.270      283,913
                                                            2007       $10.270      $11.854      439,032
                                                            2008       $11.854       $6.685      480,294
                                                            2009        $6.685       $8.913      414,170
                                                            2010        $8.913      $10.256      390,878
                                                            2011       $10.256       $9.812      328,026
                                                            2012        $9.812      $11.214      263,639
                                                            2013       $11.214      $14.452      208,215
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.462        4,820
                                                            2007       $10.462      $11.161        4,337
                                                            2008       $11.161       $8.219       21,445
                                                            2009        $8.219      $10.026       20,638
                                                            2010       $10.026      $11.105       24,739
                                                            2011       $11.105      $10.882       31,381
                                                            2012       $10.882      $11.949       27,650
                                                            2013       $11.949      $13.311       15,569
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.491        3,082
                                                            2007       $10.491      $11.353       24,445
                                                            2008       $11.353       $7.507       76,943
                                                            2009        $7.507       $9.497       42,398
                                                            2010        $9.497      $10.686       24,372
                                                            2011       $10.686      $10.385       20,099
                                                            2012       $10.385      $11.556       20,090
                                                            2013       $11.556      $13.150       19,948
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.500       11,481
                                                            2007       $10.500      $11.477       15,501
                                                            2008       $11.477       $6.983       16,534
                                                            2009        $6.983       $9.015       14,671
                                                            2010        $9.015      $10.281       11,064
                                                            2011       $10.281       $9.832       11,005
                                                            2012        $9.832      $11.144        9,303
                                                            2013       $11.144      $13.315        1,342
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.352          519
                                                            2007       $10.352      $10.789       26,730
                                                            2008       $10.789       $9.481       28,748
                                                            2009        $9.481      $10.696       42,972
                                                            2010       $10.696      $11.290       26,391
                                                            2011       $11.290      $11.265       16,487
                                                            2012       $11.265      $11.779       16,734
                                                            2013       $11.779      $12.196       11,555


                              144     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.746         5,960
                                                               2007        $9.746      $11.730         9,721
                                                               2008       $11.730       $6.375        14,136
                                                               2009        $6.375       $9.061        11,849
                                                               2010        $9.061      $10.680        28,798
                                                               2011       $10.680      $10.557         6,595
                                                               2012       $10.557      $12.277         5,235
                                                               2013       $12.277      $16.264         5,195
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.824        20,407
                                                               2007       $10.824      $11.203       123,148
                                                               2008       $11.203       $6.928       109,337
                                                               2009        $6.928       $8.611        97,080
                                                               2010        $8.611       $9.722        76,446
                                                               2011        $9.722       $9.738        69,814
                                                               2012        $9.738      $11.081        69,766
                                                               2013       $11.081      $14.385        62,988
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.879        86,590
                                                               2007        $9.879      $11.212       104,391
                                                               2008       $11.212       $6.663       132,298
                                                               2009        $6.663       $9.164       126,233
                                                               2010        $9.164      $11.595       127,785
                                                               2011       $11.595      $10.173        99,189
                                                               2012       $10.173      $11.468        88,208
                                                               2013       $11.468      $15.334        60,494
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2004       $13.425      $14.614       239,720
                                                               2005       $14.614      $14.888       216,067
                                                               2006       $14.888      $17.107       540,890
                                                               2007       $17.107      $16.210       496,501
                                                               2008       $16.210      $10.345       358,524
                                                               2009       $10.345      $12.884       320,788
                                                               2010       $12.884      $14.795       269,363
                                                               2011       $14.795      $14.910       221,946
                                                               2012       $14.910      $16.467       167,346
                                                               2013       $16.467      $21.003       137,879
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.240        20,529
                                                               2005       $11.240      $11.240       107,691
                                                               2006       $11.240      $13.079     1,218,293
                                                               2007       $13.079      $13.354     1,368,496
                                                               2008       $13.354       $9.244     1,325,003
                                                               2009        $9.244      $12.335     1,176,879
                                                               2010       $12.335      $13.677     1,056,219
                                                               2011       $13.677      $13.781       908,749
                                                               2012       $13.781      $15.278       756,563
                                                               2013       $15.278      $17.131       640,191


                              145     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.525        5,010
                                                                  2005       $10.525      $10.468       53,966
                                                                  2006       $10.468      $11.425      762,291
                                                                  2007       $11.425      $11.943      867,606
                                                                  2008       $11.943       $7.695      791,913
                                                                  2009        $7.695       $9.824      661,491
                                                                  2010        $9.824      $10.788      589,255
                                                                  2011       $10.788      $10.457      538,908
                                                                  2012       $10.457      $11.563      488,472
                                                                  2013       $11.563      $14.638      377,225
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2004       $14.599      $17.778       78,714
                                                                  2005       $17.778      $19.031       91,305
                                                                  2006       $19.031      $21.909      293,264
                                                                  2007       $21.909      $21.046      271,427
                                                                  2008       $21.046      $13.873      238,542
                                                                  2009       $13.873      $17.632      203,382
                                                                  2010       $17.632      $22.249      178,119
                                                                  2011       $22.249      $21.073      159,996
                                                                  2012       $21.073      $24.550      130,689
                                                                  2013       $24.550      $32.915       95,172
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $15.583      $17.095       23,996
                                                                  2005       $17.095      $17.630       21,758
                                                                  2006       $17.630      $18.858       10,502
                                                                  2007       $18.858      $20.643        7,403
                                                                  2008       $20.643      $11.681        7,971
                                                                  2009       $11.681      $16.505        6,474
                                                                  2010       $16.505      $20.730        6,329
                                                                  2011       $20.730      $19.415        5,300
                                                                  2012       $19.415      $21.179        4,441
                                                                  2013       $21.179      $28.795        3,826
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.253        9,294
                                                                  2005       $10.253      $10.333       19,913
                                                                  2006       $10.333      $10.577      187,553
                                                                  2007       $10.577      $11.096      248,011
                                                                  2008       $11.096      $11.748      319,693
                                                                  2009       $11.748      $11.919      489,931
                                                                  2010       $11.919      $12.350      474,324
                                                                  2011       $12.350      $12.844      442,131
                                                                  2012       $12.844      $12.878      416,091
                                                                  2013       $12.878      $12.390      386,826


                              146     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                 2006       $10.000      $11.019      119,365
                                                                 2007       $11.019      $12.127      189,293
                                                                 2008       $12.127       $8.538      209,202
                                                                 2009        $8.538      $10.362      204,171
                                                                 2010       $10.362      $11.417      203,468
                                                                 2011       $11.417      $10.903      165,956
                                                                 2012       $10.903      $12.162      129,794
                                                                 2013       $12.162      $15.274      109,632
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2004       $12.718      $14.097      154,189
                                                                 2005       $14.097      $15.338      187,550
                                                                 2006       $15.338      $17.869      682,906
                                                                 2007       $17.869      $18.195      703,665
                                                                 2008       $18.195      $11.261      570,057
                                                                 2009       $11.261      $13.969      456,695
                                                                 2010       $13.969      $15.286      413,760
                                                                 2011       $15.286      $14.886      328,778
                                                                 2012       $14.886      $16.736      258,164
                                                                 2013       $16.736      $21.124      208,084
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2004       $16.917      $20.762       14,136
                                                                 2005       $20.762      $26.037       17,133
                                                                 2006       $26.037      $32.822      112,374
                                                                 2007       $32.822      $41.594      130,198
                                                                 2008       $41.594      $19.358       97,736
                                                                 2009       $19.358      $32.879       82,067
                                                                 2010       $32.879      $38.048       74,938
                                                                 2011       $38.048      $31.506       70,883
                                                                 2012       $31.506      $35.085       53,993
                                                                 2013       $35.085      $34.209       41,921
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2004       $13.633      $15.902       59,175
                                                                 2005       $15.902      $17.241       93,972
                                                                 2006       $17.241      $20.606      530,191
                                                                 2007       $20.606      $23.411      597,641
                                                                 2008       $23.411      $13.736      554,748
                                                                 2009       $13.736      $18.525      462,135
                                                                 2010       $18.525      $19.763      416,002
                                                                 2011       $19.763      $17.381      349,257
                                                                 2012       $17.381      $20.223      306,522
                                                                 2013       $20.223      $24.473      254,896


                              147     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                       2004       $12.921      $14.589        8,097
                                                                       2005       $14.589      $13.916        7,980
                                                                       2006       $13.916      $15.444        3,331
                                                                       2007       $15.444      $16.870        3,277
                                                                       2008       $16.870      $17.632        4,741
                                                                       2009       $17.632      $20.593       16,455
                                                                       2010       $20.593      $23.194       16,292
                                                                       2011       $23.194      $22.627       12,353
                                                                       2012       $22.627      $25.621        2,411
                                                                       2013       $25.621      $25.625        3,016
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--
 SERIES II
                                                                       2004       $11.767      $12.365       54,076
                                                                       2005       $12.365      $13.098       53,013
                                                                       2006       $13.098      $13.229      171,720
                                                                       2007       $13.229      $15.184      151,568
                                                                       2008       $15.184       $7.603      112,940
                                                                       2009        $7.603      $12.394       91,359
                                                                       2010       $12.394      $14.584       83,468
                                                                       2011       $14.584      $13.435       71,038
                                                                       2012       $13.435      $14.992       52,770
                                                                       2013       $14.992      $20.625       42,685
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                       2004       $10.000      $11.306       58,610
                                                                       2005       $11.306      $12.497       51,537
                                                                       2006       $12.497      $14.844      112,320
                                                                       2007       $14.844      $15.753      100,885
                                                                       2008       $15.753       $9.101       86,957
                                                                       2009        $9.101      $12.468       80,040
                                                                       2010       $12.468      $14.999       74,826
                                                                       2011       $14.999      $14.897       33,214
                                                                       2012       $14.897      $17.197       27,133
                                                                       2013       $17.197      $22.723       22,062
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES II
                                                                       2004       $10.000      $11.300       14,404
                                                                       2005       $11.300      $12.472       20,338
                                                                       2006       $12.472      $14.805      114,995
                                                                       2007       $14.805      $15.697      163,770
                                                                       2008       $15.697       $9.049      159,408
                                                                       2009        $9.049      $12.392      137,628
                                                                       2010       $12.392      $14.900      113,213
                                                                       2011       $14.900      $14.785       96,736
                                                                       2012       $14.785      $17.033       79,808
                                                                       2013       $17.033      $22.451       60,703


                              148     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                          2004       $10.000      $11.343       14,269
                                                                          2005       $11.343      $11.622       47,730
                                                                          2006       $11.622      $13.273      633,111
                                                                          2007       $13.273      $12.757      537,385
                                                                          2008       $12.757       $8.059      477,119
                                                                          2009        $8.059      $10.184      420,385
                                                                          2010       $10.184      $11.596      363,992
                                                                          2011       $11.596      $11.171      274,028
                                                                          2012       $11.171      $13.073      218,950
                                                                          2013       $13.073      $17.452      157,198
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                                          2004       $10.000      $10.967       16,162
                                                                          2005       $10.967      $11.589       29,002
                                                                          2006       $11.589      $12.840      280,682
                                                                          2007       $12.840      $13.060      347,010
                                                                          2008       $13.060       $9.937      331,539
                                                                          2009        $9.937      $11.978      319,241
                                                                          2010       $11.978      $13.206      288,945
                                                                          2011       $13.206      $12.827      218,094
                                                                          2012       $12.827      $14.187      184,583
                                                                          2013       $14.187      $17.436      156,838
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--
 SERIES II
                                                                          2004       $13.388      $15.035      119,515
                                                                          2005       $15.035      $16.235      127,047
                                                                          2006       $16.235      $18.530      443,130
                                                                          2007       $18.530      $18.694      418,529
                                                                          2008       $18.694      $12.471      341,355
                                                                          2009       $12.471      $15.231      303,451
                                                                          2010       $15.231      $16.817      282,302
                                                                          2011       $16.817      $16.176      248,084
                                                                          2012       $16.176      $18.202      205,120
                                                                          2013       $18.202      $23.961      158,397
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--
 SERIES II
                                                                          2004       $10.000      $11.130       46,225
                                                                          2005       $11.130      $12.171       43,238
                                                                          2006       $12.171      $12.567       40,593
                                                                          2007       $12.567      $14.543       31,988
                                                                          2008       $14.543       $7.609       24,363
                                                                          2009        $7.609      $11.709       22,391
                                                                          2010       $11.709      $14.665       20,707
                                                                          2011       $14.665      $13.082       18,347
                                                                          2012       $13.082      $14.370       17,567
                                                                          2013       $14.370      $19.318       12,156


                              149     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                   2004       $10.000      $10.363        5,743
                                                                   2005       $10.363      $10.332       42,214
                                                                   2006       $10.332      $11.116      348,673
                                                                   2007       $11.116      $11.615      442,802
                                                                   2008       $11.615       $9.426      376,145
                                                                   2009        $9.426      $12.459      332,066
                                                                   2010       $12.459      $13.771      301,339
                                                                   2011       $13.771      $14.147      255,685
                                                                   2012       $14.147      $15.666      233,070
                                                                   2013       $15.666      $16.677      196,169
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                   2004       $10.000      $10.912        5,559
                                                                   2005       $10.912      $11.485        7,084
                                                                   2006       $11.485      $12.958      137,579
                                                                   2007       $12.958      $13.608      130,324
                                                                   2008       $13.608       $9.552      134,300
                                                                   2009        $9.552      $11.842      109,583
                                                                   2010       $11.842      $13.871       95,400
                                                                   2011       $13.871      $13.038       88,093
                                                                   2012       $13.038      $14.188       66,896
                                                                   2013       $14.188      $18.955       52,434
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.896        1,993
                                                                   2005       $10.896      $11.072       40,840
                                                                   2006       $11.072      $12.778      435,257
                                                                   2007       $12.778      $13.006      437,477
                                                                   2008       $13.006       $8.137      375,485
                                                                   2009        $8.137       $9.521      333,553
                                                                   2010        $9.521      $11.001      275,904
                                                                   2011       $11.001      $10.169      220,574
                                                                   2012       $10.169      $11.216      203,565
                                                                   2013       $11.216      $15.000      157,549
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.144          268
                                                                   2005       $11.144      $11.475        7,646
                                                                   2006       $11.475      $12.184      104,562
                                                                   2007       $12.184      $14.541      150,622
                                                                   2008       $14.541       $8.837      157,421
                                                                   2009        $8.837      $12.658      127,029
                                                                   2010       $12.658      $15.312      111,055
                                                                   2011       $15.312      $13.555       76,483
                                                                   2012       $13.555      $15.220       65,856
                                                                   2013       $15.220      $20.531       46,742


                              150     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP STOCK PORTFOLIO
                                                              2004       $10.000      $11.127        1,679
                                                              2005       $11.127      $11.851       48,962
                                                              2006       $11.851      $13.090      439,310
                                                              2007       $13.090      $12.955      414,136
                                                              2008       $12.955       $7.732      385,510
                                                              2009        $7.732       $9.634      313,448
                                                              2010        $9.634      $11.892      279,411
                                                              2011       $11.892      $11.233      229,133
                                                              2012       $11.233      $12.662      195,171
                                                              2013       $12.662      $16.239      153,746
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2004       $12.298      $12.903       60,080
                                                              2005       $12.903      $13.316       80,633
                                                              2006       $13.316      $14.111      831,237
                                                              2007       $14.111      $15.810      733,219
                                                              2008       $15.810       $8.454      552,440
                                                              2009        $8.454      $11.993      462,878
                                                              2010       $11.993      $12.881      415,802
                                                              2011       $12.881      $12.503      321,140
                                                              2012       $12.503      $14.002      253,964
                                                              2013       $14.002      $17.835      196,192
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL INCOME FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2004       $13.128      $14.184       99,388
                                                              2005       $14.184      $14.472      112,333
                                                              2006       $14.472      $15.789      286,137
                                                              2007       $15.789      $16.078      289,544
                                                              2008       $16.078       $8.921      200,630
                                                              2009        $8.921      $10.676      127,991
                                                              2010       $10.676      $11.838      117,180
                                                              2011       $11.838      $11.695      101,343
                                                              2012       $11.695      $12.901       91,675
                                                              2013       $12.901      $14.326       78,628
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.110           18
                                                              2005       $10.110      $10.182        6,577
                                                              2006       $10.182      $10.515      416,500
                                                              2007       $10.515      $10.770      725,278
                                                              2008       $10.770       $6.457      718,452
                                                              2009        $6.457       $6.929      739,474
                                                              2010        $6.929       $7.589      603,480
                                                              2011        $7.589       $8.060      487,812
                                                              2012        $8.060       $8.739      471,302
                                                              2013        $8.739       $8.567      435,034


                              151     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--
 SERVICE SHARES
                                                                      2004       $12.422      $14.600       24,359
                                                                      2005       $14.600      $16.090       27,814
                                                                      2006       $16.090      $16.263       59,133
                                                                      2007       $16.263      $16.969       58,286
                                                                      2008       $16.969       $8.481       43,515
                                                                      2009        $8.481      $11.038       34,131
                                                                      2010       $11.038      $13.814       28,946
                                                                      2011       $13.814      $13.708       31,963
                                                                      2012       $13.708      $15.670       29,897
                                                                      2013       $15.670      $20.915       26,038
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                      2004       $14.270      $16.695       79,066
                                                                      2005       $16.695      $18.740       73,144
                                                                      2006       $18.740      $21.645      182,436
                                                                      2007       $21.645      $22.595      161,936
                                                                      2008       $22.595      $13.267      117,070
                                                                      2009       $13.267      $18.195      102,975
                                                                      2010       $18.195      $20.717       85,054
                                                                      2011       $20.717      $18.650       74,086
                                                                      2012       $18.650      $22.198       53,562
                                                                      2013       $22.198      $27.741       40,892
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                      2004       $12.168      $12.984      182,539
                                                                      2005       $12.984      $13.095      227,958
                                                                      2006       $13.095      $13.820      936,505
                                                                      2007       $13.820      $14.898      898,573
                                                                      2008       $14.898      $12.537      714,766
                                                                      2009       $12.537      $14.609      670,287
                                                                      2010       $14.609      $16.501      582,180
                                                                      2011       $16.501      $16.344      475,810
                                                                      2012       $16.344      $18.199      465,136
                                                                      2013       $18.199      $17.844      381,730
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                      2004       $12.991      $13.901      108,252
                                                                      2005       $13.901      $13.955      102,339
                                                                      2006       $13.955      $15.000      226,400
                                                                      2007       $15.000      $14.691      214,333
                                                                      2008       $14.691       $3.098      410,839
                                                                      2009        $3.098       $3.840      412,793
                                                                      2010        $3.840       $4.324      361,109
                                                                      2011        $4.324       $4.147      316,812
                                                                      2012        $4.147       $4.608            0


                              152     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                     2004       $12.666      $13.604      209,165
                                                                     2005       $13.604      $14.157      230,257
                                                                     2006       $14.157      $15.989      723,778
                                                                     2007       $15.989      $16.387      716,425
                                                                     2008       $16.387       $9.897      655,439
                                                                     2009        $9.897      $12.466      584,230
                                                                     2010       $12.466      $14.210      509,223
                                                                     2011       $14.210      $13.940      448,432
                                                                     2012       $13.940      $15.997      381,051
                                                                     2013       $15.997      $20.692      292,946
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--
 SERVICE SHARES
                                                                     2004       $14.701      $17.242       57,383
                                                                     2005       $17.242      $18.617       65,352
                                                                     2006       $18.617      $21.007      277,326
                                                                     2007       $21.007      $20.384      252,656
                                                                     2008       $20.384      $12.436      188,278
                                                                     2009       $12.436      $16.752      149,396
                                                                     2010       $16.752      $20.286      121,390
                                                                     2011       $20.286      $19.489      105,259
                                                                     2012       $19.489      $22.567       90,368
                                                                     2013       $22.567      $31.230       67,802
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                     2009       $10.000      $12.783      270,276
                                                                     2010       $12.783      $14.165      240,229
                                                                     2011       $14.165      $14.208      203,258
                                                                     2012       $14.208      $16.681      174,991
                                                                     2013       $16.681      $21.737      137,676
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                                     2004       $12.113      $12.899      131,257
                                                                     2005       $12.899      $13.202      148,439
                                                                     2006       $13.202      $14.542      234,261
                                                                     2007       $14.542      $14.446      206,764
                                                                     2008       $14.446       $8.427      155,173
                                                                     2009        $8.427      $10.418      144,056
                                                                     2010       $10.418      $11.363      130,769
                                                                     2011       $11.363      $11.492      120,765
                                                                     2012       $11.492      $12.726      100,574
                                                                     2013       $12.726      $14.790       89,907


                              153     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004       $12.464      $13.383       29,830
                                                      2005       $13.383      $14.089       40,883
                                                      2006       $14.089      $15.649      130,113
                                                      2007       $15.649      $15.851      142,847
                                                      2008       $15.851      $10.401      100,708
                                                      2009       $10.401      $13.839       89,383
                                                      2010       $13.839      $15.620       78,587
                                                      2011       $15.620      $15.308       65,430
                                                      2012       $15.308      $17.202       46,262
                                                      2013       $17.202      $20.229       41,476
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                      2004       $11.331      $11.945       54,726
                                                      2005       $11.945      $13.308       49,402
                                                      2006       $13.308      $13.462       40,028
                                                      2007       $13.462      $13.168       38,972
                                                      2008       $13.168      $10.746       31,865
                                                      2009       $10.746      $13.325       27,216
                                                      2010       $13.325      $13.436       27,103
                                                      2011       $13.436      $13.067       22,709
                                                      2012       $13.067      $15.723       20,443
                                                      2013       $15.723      $21.919       17,546
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                      2004       $14.093      $16.864        7,591
                                                      2005       $16.864      $18.020        6,607
                                                      2006       $18.020      $22.529       37,029
                                                      2007       $22.529      $26.590       34,126
                                                      2008       $26.590      $18.188       31,541
                                                      2009       $18.188      $19.216       25,166
                                                      2010       $19.216      $19.257       24,394
                                                      2011       $19.257      $17.927       21,215
                                                      2012       $17.927      $18.530       14,695
                                                      2013       $18.530      $20.755       13,586
----------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                      2004       $13.539      $14.804      172,124
                                                      2005       $14.804      $15.331      162,143
                                                      2006       $15.331      $17.489      266,435
                                                      2007       $17.489      $16.170      244,115
                                                      2008       $16.170       $9.755      223,397
                                                      2009        $9.755      $12.461      197,345
                                                      2010       $12.461      $14.027      162,734
                                                      2011       $14.027      $13.163      134,412
                                                      2012       $13.163      $15.433      110,487
                                                      2013       $15.433      $20.606       93,534


                              154     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2004       $13.378      $14.554        48,270
                                                   2005       $14.554      $14.766        57,946
                                                   2006       $14.766      $16.062       300,762
                                                   2007       $16.062      $16.246       292,179
                                                   2008       $16.246      $11.820       204,275
                                                   2009       $11.820      $17.470       183,498
                                                   2010       $17.470      $19.606       165,844
                                                   2011       $19.606      $19.634       140,532
                                                   2012       $19.634      $22.414       113,633
                                                   2013       $22.414      $23.790        91,399
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2004       $10.469      $10.759       201,668
                                                   2005       $10.759      $10.838       232,164
                                                   2006       $10.838      $11.149     1,001,618
                                                   2007       $11.149      $11.544     1,052,702
                                                   2008       $11.544       $8.642       754,881
                                                   2009        $8.642      $12.472       619,477
                                                   2010       $12.472      $13.486       546,039
                                                   2011       $13.486      $13.935       445,768
                                                   2012       $13.935      $15.187       403,067
                                                   2013       $15.187      $15.225       349,813
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $13.416      $15.341        79,696
                                                   2005       $15.341      $16.939        90,776
                                                   2006       $16.939      $21.291       244,922
                                                   2007       $21.291      $22.704       205,176
                                                   2008       $22.704      $12.523       164,011
                                                   2009       $12.523      $15.359       145,629
                                                   2010       $15.359      $16.630       133,045
                                                   2011       $16.630      $13.595       120,706
                                                   2012       $13.595      $16.310       103,528
                                                   2013       $16.310      $20.557        77,716
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2004       $13.024      $14.437        19,447
                                                   2005       $14.437      $15.460        25,617
                                                   2006       $15.460      $17.334       114,672
                                                   2007       $17.334      $16.176        92,519
                                                   2008       $16.176       $9.623        61,381
                                                   2009        $9.623      $12.389        54,368
                                                   2010       $12.389      $13.889        51,133
                                                   2011       $13.889      $13.675        47,305
                                                   2012       $13.675      $15.722        35,820
                                                   2013       $15.722      $20.906        31,256


                              155     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                               2004        $9.878       $9.785        78,052
                                               2005        $9.785       $9.873       106,156
                                               2006        $9.873      $10.144     1,326,605
                                               2007       $10.144      $10.459     1,230,632
                                               2008       $10.459      $10.557     1,168,900
                                               2009       $10.557      $10.411     1,045,501
                                               2010       $10.411      $10.249       909,223
                                               2011       $10.249      $10.088       817,149
                                               2012       $10.088       $9.928       700,211
                                               2013        $9.928       $9.771       664,568
---------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                               2004       $13.530      $14.687        29,678
                                               2005       $14.687      $15.900        28,046
                                               2006       $15.900      $16.987        56,689
                                               2007       $16.987      $17.675        53,275
                                               2008       $17.675      $10.654        46,425
                                               2009       $10.654      $13.855        43,295
                                               2010       $13.855      $16.301        67,256
                                               2011       $16.301      $15.227        59,876
                                               2012       $15.227      $17.496        50,327
                                               2013       $17.496      $23.492        39,966
---------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                               2004       $14.610      $16.596        47,472
                                               2005       $16.596      $17.296        78,202
                                               2006       $17.296      $19.747       342,022
                                               2007       $19.747      $18.481       367,814
                                               2008       $18.481      $10.047       315,350
                                               2009       $10.047       $9.460             0
---------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                               2004       $13.128      $13.896        25,803
                                               2005       $13.896      $14.361        22,777
                                               2006       $14.361      $15.733        17,578
                                               2007       $15.733      $15.568        16,380
                                               2008       $15.568       $9.415        16,221
                                               2009        $9.415      $12.340        13,193
                                               2010       $12.340      $14.132        10,427
                                               2011       $14.132      $13.665         8,739
                                               2012       $13.665      $15.857         6,755
                                               2013       $15.857      $20.811         5,900
---------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                               2004       $13.596      $15.869        37,929
                                               2005       $15.869      $17.515        34,660
                                               2006       $17.515      $18.177        43,154
                                               2007       $18.177      $18.568        38,321
                                               2008       $18.568       $9.950        30,685
                                               2009        $9.950      $13.586        27,854
                                               2010       $13.586      $15.526             0


                              156     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2004       $12.429      $12.847      232,660
                                                   2005       $12.847      $13.363      220,448
                                                   2006       $13.363      $13.866      183,695
                                                   2007       $13.866      $14.398      171,556
                                                   2008       $14.398       $8.922      134,351
                                                   2009        $8.922      $14.390      120,884
                                                   2010       $14.390      $17.106      107,042
                                                   2011       $17.106      $13.830       95,187
                                                   2012       $13.830      $15.546       79,316
                                                   2013       $15.546      $21.988       59,087
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2004       $13.908      $15.067       16,192
                                                   2005       $15.067      $16.627       18,091
                                                   2006       $16.627      $18.131      100,034
                                                   2007       $18.131      $18.983       96,018
                                                   2008       $18.983      $15.882       83,252
                                                   2009       $15.882      $20.337       65,956
                                                   2010       $20.337      $21.963       62,028
                                                   2011       $21.963      $23.103       54,786
                                                   2012       $23.103      $26.798       46,091
                                                   2013       $26.798      $24.063       45,353
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2004       $10.000      $11.098       14,221
                                                   2005       $11.098      $12.230       27,462
                                                   2006       $12.230      $14.625      272,665
                                                   2007       $14.625      $15.798      294,419
                                                   2008       $15.798      $11.048      255,720
                                                   2009       $11.048      $14.086      226,866
                                                   2010       $14.086      $15.809      197,080
                                                   2011       $15.809      $16.967      161,094
                                                   2012       $16.967      $19.299      125,040
                                                   2013       $19.299      $22.727      101,184
-------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
                                                   2004       $10.000      $10.763       24,252
                                                   2005       $10.763      $12.257       26,735
                                                   2006       $12.257      $12.558      173,605
                                                   2007       $12.558      $15.064      150,677
                                                   2008       $15.064       $7.532       80,186
                                                   2009        $7.532      $12.272       67,644
                                                   2010       $12.272      $14.838       58,516
                                                   2011       $14.838      $14.194       56,387
                                                   2012       $14.194      $15.976       41,660
                                                   2013       $15.976      $23.280       23,028


                              157     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                     2004       $10.000      $10.738        9,011
                                                     2005       $10.738      $12.203       10,641
                                                     2006       $12.203      $12.468      124,471
                                                     2007       $12.468      $14.926      106,403
                                                     2008       $14.926       $7.440       37,889
                                                     2009        $7.440      $12.092       26,990
                                                     2010       $12.092      $14.590       22,022
                                                     2011       $14.590      $13.922       21,100
                                                     2012       $13.922      $15.625       19,567
                                                     2013       $15.625      $22.716       13,216
---------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                     2006       $10.000       $9.833       92,016
                                                     2007        $9.833      $11.864      215,863
                                                     2008       $11.864       $6.209      236,127
                                                     2009        $6.209       $9.616      186,191
                                                     2010        $9.616      $12.517      148,828
                                                     2011       $12.517      $11.434      133,416
                                                     2012       $11.434      $12.207      129,237
                                                     2013       $12.207      $16.516       87,252
---------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                     2004       $13.593      $15.912       19,130
                                                     2005       $15.912      $17.677       17,888
                                                     2006       $17.677      $19.456       35,605
                                                     2007       $19.456      $19.712       38,349
                                                     2008       $19.712      $11.554       27,627
                                                     2009       $11.554      $16.675       26,656
                                                     2010       $16.675      $20.768       27,188
                                                     2011       $20.768      $18.657       24,626
                                                     2012       $18.657      $21.060       18,811
                                                     2013       $21.060      $35.508       14,675
---------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                     2004       $14.547      $19.479       58,603
                                                     2005       $19.479      $22.382       68,172
                                                     2006       $22.382      $30.325      181,974
                                                     2007       $30.325      $24.686      156,400
                                                     2008       $24.686      $15.048      151,102
                                                     2009       $15.048      $19.028      125,186
                                                     2010       $19.028      $24.254      104,933
                                                     2011       $24.254      $25.221       92,839
                                                     2012       $25.221      $28.696       78,744
                                                     2013       $28.696      $28.735       69,490
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                     2004       $10.000       $9.895       66,137
                                                     2005        $9.895       $9.975      118,151
                                                     2006        $9.975      $10.226      302,731
                                                     2007       $10.226      $10.511      398,400
                                                     2008       $10.511      $10.529      314,797
                                                     2009       $10.529      $10.368            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.


                              158     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.207         0
                                                            2007       $10.207      $11.673         0
                                                            2008       $11.673       $6.523         0
                                                            2009        $6.523       $8.616         0
                                                            2010        $8.616       $9.824         0
                                                            2011        $9.824       $9.313         0
                                                            2012        $9.313      $10.547         0
                                                            2013       $10.547      $13.467         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.397         0
                                                            2007       $10.397      $10.991         0
                                                            2008       $10.991       $8.020         0
                                                            2009        $8.020       $9.693         0
                                                            2010        $9.693      $10.638         0
                                                            2011       $10.638      $10.329         0
                                                            2012       $10.329      $11.238         0
                                                            2013       $11.238      $12.404         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.427         0
                                                            2007       $10.427      $11.179         0
                                                            2008       $11.179       $7.325         0
                                                            2009        $7.325       $9.182         0
                                                            2010        $9.182      $10.236         0
                                                            2011       $10.236       $9.858         0
                                                            2012        $9.858      $10.868         0
                                                            2013       $10.868      $12.255         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.436         0
                                                            2007       $10.436      $11.302         0
                                                            2008       $11.302       $6.813         0
                                                            2009        $6.813       $8.715         0
                                                            2010        $8.715       $9.849         0
                                                            2011        $9.849       $9.332         0
                                                            2012        $9.332      $10.481         0
                                                            2013       $10.481      $12.408         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.289         0
                                                            2007       $10.289      $10.624         0
                                                            2008       $10.624       $9.251         0
                                                            2009        $9.251      $10.341         0
                                                            2010       $10.341      $10.815         0
                                                            2011       $10.815      $10.693         0
                                                            2012       $10.693      $11.079         0
                                                            2013       $11.079      $11.366         0


                              159     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.686           0
                                                               2007        $9.686      $11.551           0
                                                               2008       $11.551       $6.220           0
                                                               2009        $6.220       $8.760           0
                                                               2010        $8.760      $10.230           0
                                                               2011       $10.230      $10.021           0
                                                               2012       $10.021      $11.547           0
                                                               2013       $11.547      $15.156           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.757           0
                                                               2007       $10.757      $11.031           0
                                                               2008       $11.031       $6.759           0
                                                               2009        $6.759       $8.325           0
                                                               2010        $8.325       $9.313           0
                                                               2011        $9.313       $9.244           0
                                                               2012        $9.244      $10.422           0
                                                               2013       $10.422      $13.405           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.818           0
                                                               2007        $9.818      $11.040           0
                                                               2008       $11.040       $6.501           0
                                                               2009        $6.501       $8.859           0
                                                               2010        $8.859      $11.107           0
                                                               2011       $11.107       $9.656           0
                                                               2012        $9.656      $10.786           0
                                                               2013       $10.786      $14.290           0
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2004       $13.292      $14.336       1,584
                                                               2005       $14.336      $14.472       1,014
                                                               2006       $14.472      $16.477         963
                                                               2007       $16.477      $15.469       1,185
                                                               2008       $15.469       $9.782       1,244
                                                               2009        $9.782      $12.072       1,094
                                                               2010       $12.072      $13.735       1,085
                                                               2011       $13.735      $13.716         400
                                                               2012       $13.716      $15.009         388
                                                               2013       $15.009      $18.968         133
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.171           0
                                                               2005       $11.171      $11.069           0
                                                               2006       $11.069      $12.763           0
                                                               2007       $12.763      $12.911           0
                                                               2008       $12.911       $8.856           0
                                                               2009        $8.856      $11.709           0
                                                               2010       $11.709      $12.865           0
                                                               2011       $12.865      $12.844           0
                                                               2012       $12.844      $14.108           0
                                                               2013       $14.108      $15.675           0


                              160     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.501           0
                                                                  2005       $10.501      $10.349       7,469
                                                                  2006       $10.349      $11.192       6,505
                                                                  2007       $11.192      $11.592       6,371
                                                                  2008       $11.592       $7.400       6,487
                                                                  2009        $7.400       $9.361       6,662
                                                                  2010        $9.361      $10.186       6,770
                                                                  2011       $10.186       $9.783       7,683
                                                                  2012        $9.783      $10.719       2,016
                                                                  2013       $10.719      $13.445       1,835
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2004       $14.453      $17.440       5,461
                                                                  2005       $17.440      $18.498       5,412
                                                                  2006       $18.498      $21.102       4,871
                                                                  2007       $21.102      $20.084       4,745
                                                                  2008       $20.084      $13.117       4,658
                                                                  2009       $13.117      $16.520       4,515
                                                                  2010       $16.520      $20.655       3,165
                                                                  2011       $20.655      $19.385       3,074
                                                                  2012       $19.385      $22.376       2,032
                                                                  2013       $22.376      $29.727       1,947
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $15.428      $16.770           0
                                                                  2005       $16.770      $17.137           0
                                                                  2006       $17.137      $18.164           0
                                                                  2007       $18.164      $19.700           0
                                                                  2008       $19.700      $11.045           0
                                                                  2009       $11.045      $15.464           0
                                                                  2010       $15.464      $19.244           0
                                                                  2011       $19.244      $17.860           0
                                                                  2012       $17.860      $19.303           0
                                                                  2013       $19.303      $26.005           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.190           0
                                                                  2005       $10.190      $10.176           0
                                                                  2006       $10.176      $10.322           0
                                                                  2007       $10.322      $10.728           0
                                                                  2008       $10.728      $11.255           0
                                                                  2009       $11.255      $11.315           0
                                                                  2010       $11.315      $11.616           0
                                                                  2011       $11.616      $11.971           0
                                                                  2012       $11.971      $11.892           0
                                                                  2013       $11.892      $11.337           0


                              161     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                 2006       $10.000      $10.951           0
                                                                 2007       $10.951      $11.942         200
                                                                 2008       $11.942       $8.331         199
                                                                 2009        $8.331      $10.018         197
                                                                 2010       $10.018      $10.936         195
                                                                 2011       $10.936      $10.349         194
                                                                 2012       $10.349      $11.439         192
                                                                 2013       $11.439      $14.234         191
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2004       $12.591      $13.829         404
                                                                 2005       $13.829      $14.909           0
                                                                 2006       $14.909      $17.211           0
                                                                 2007       $17.211      $17.364           0
                                                                 2008       $17.364      $10.648           0
                                                                 2009       $10.648      $13.088           0
                                                                 2010       $13.088      $14.191           0
                                                                 2011       $14.191      $13.694           0
                                                                 2012       $13.694      $15.254           0
                                                                 2013       $15.254      $19.078           0
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2004       $16.748      $20.367         274
                                                                 2005       $20.367      $25.309         241
                                                                 2006       $25.309      $31.613          34
                                                                 2007       $31.613      $39.694          98
                                                                 2008       $39.694      $18.304         169
                                                                 2009       $18.304      $30.806         157
                                                                 2010       $30.806      $35.323          92
                                                                 2011       $35.323      $28.983          91
                                                                 2012       $28.983      $31.979          95
                                                                 2013       $31.979      $30.895          64
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2004       $13.497      $15.599         785
                                                                 2005       $15.599      $16.759       3,619
                                                                 2006       $16.759      $19.847       3,197
                                                                 2007       $19.847      $22.342       3,034
                                                                 2008       $22.342      $12.988       3,180
                                                                 2009       $12.988      $17.356       3,016
                                                                 2010       $17.356      $18.347       2,985
                                                                 2011       $18.347      $15.988       3,679
                                                                 2012       $15.988      $18.432       1,315
                                                                 2013       $18.432      $22.102         725


                              162     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                       2004       $12.792      $14.312           0
                                                                       2005       $14.312      $13.526           0
                                                                       2006       $13.526      $14.875           0
                                                                       2007       $14.875      $16.099           0
                                                                       2008       $16.099      $16.672           0
                                                                       2009       $16.672      $19.294           0
                                                                       2010       $19.294      $21.533           0
                                                                       2011       $21.533      $20.815           0
                                                                       2012       $20.815      $23.353           0
                                                                       2013       $23.353      $23.143           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--
 SERIES II
                                                                       2004       $11.650      $12.129      16,837
                                                                       2005       $12.129      $12.732      15,428
                                                                       2006       $12.732      $12.742      14,773
                                                                       2007       $12.742      $14.490      14,117
                                                                       2008       $14.490       $7.189      12,744
                                                                       2009        $7.189      $11.612      12,635
                                                                       2010       $11.612      $13.539       9,787
                                                                       2011       $13.539      $12.359       9,206
                                                                       2012       $12.359      $13.665       8,713
                                                                       2013       $13.665      $18.627       8,295
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                       2004       $10.000      $11.237       1,038
                                                                       2005       $11.237      $12.307       1,038
                                                                       2006       $12.307      $14.486       1,011
                                                                       2007       $14.486      $15.231         963
                                                                       2008       $15.231       $8.719         963
                                                                       2009        $8.719      $11.835         963
                                                                       2010       $11.835      $14.108         913
                                                                       2011       $14.108      $13.884         859
                                                                       2012       $13.884      $15.881         812
                                                                       2013       $15.881      $20.792         112
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES II
                                                                       2004       $10.000      $11.231           0
                                                                       2005       $11.231      $12.282           0
                                                                       2006       $12.282      $14.447           0
                                                                       2007       $14.447      $15.176         153
                                                                       2008       $15.176       $8.668         152
                                                                       2009        $8.668      $11.763         150
                                                                       2010       $11.763      $14.014         149
                                                                       2011       $14.014      $13.779         395
                                                                       2012       $13.779      $15.729         375
                                                                       2013       $15.729      $20.542         331


                              163     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                          2004       $10.000      $11.274           0
                                                                          2005       $11.274      $11.446       2,787
                                                                          2006       $11.446      $12.952       2,016
                                                                          2007       $12.952      $12.334       2,145
                                                                          2008       $12.334       $7.721       2,244
                                                                          2009        $7.721       $9.667       2,369
                                                                          2010        $9.667      $10.906       2,332
                                                                          2011       $10.906      $10.411       2,320
                                                                          2012       $10.411      $12.072         549
                                                                          2013       $12.072      $15.969         530
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                                          2004       $10.000      $10.900           0
                                                                          2005       $10.900      $11.413           0
                                                                          2006       $11.413      $12.530           0
                                                                          2007       $12.530      $12.627           0
                                                                          2008       $12.627       $9.520           0
                                                                          2009        $9.520      $11.370       2,501
                                                                          2010       $11.370      $12.421       2,466
                                                                          2011       $12.421      $11.955       2,429
                                                                          2012       $11.955      $13.101       2,396
                                                                          2013       $13.101      $15.954       2,363
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--
 SERIES II
                                                                          2004       $13.254      $14.749       2,467
                                                                          2005       $14.749      $15.781       5,528
                                                                          2006       $15.781      $17.848       4,770
                                                                          2007       $17.848      $17.840       4,656
                                                                          2008       $17.840      $11.792       4,541
                                                                          2009       $11.792      $14.270       4,564
                                                                          2010       $14.270      $15.612       4,380
                                                                          2011       $15.612      $14.880       4,296
                                                                          2012       $14.880      $16.590       1,759
                                                                          2013       $16.590      $21.640         682
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                          2004       $10.000      $11.062       1,030
                                                                          2005       $11.062      $11.986       1,030
                                                                          2006       $11.986      $12.263       1,003
                                                                          2007       $12.263      $14.061         955
                                                                          2008       $14.061       $7.289         956
                                                                          2009        $7.289      $11.114         956
                                                                          2010       $11.114      $13.794         906
                                                                          2011       $13.794      $12.192         852
                                                                          2012       $12.192      $13.270         806
                                                                          2013       $13.270      $17.676         111


                              164     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                   2004       $10.000      $10.339           0
                                                                   2005       $10.339      $10.214       3,358
                                                                   2006       $10.214      $10.890       3,659
                                                                   2007       $10.890      $11.274       3,579
                                                                   2008       $11.274       $9.065       2,148
                                                                   2009        $9.065      $11.873       2,116
                                                                   2010       $11.873      $13.003       2,116
                                                                   2011       $13.003      $13.236       2,538
                                                                   2012       $13.236      $14.523       1,115
                                                                   2013       $14.523      $15.319         901
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                   2004       $10.000      $10.887           0
                                                                   2005       $10.887      $11.355           0
                                                                   2006       $11.355      $12.694           0
                                                                   2007       $12.694      $13.208           0
                                                                   2008       $13.208       $9.186           0
                                                                   2009        $9.186      $11.284           0
                                                                   2010       $11.284      $13.097           0
                                                                   2011       $13.097      $12.198           0
                                                                   2012       $12.198      $13.152           0
                                                                   2013       $13.152      $17.411           0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.871           0
                                                                   2005       $10.871      $10.946           0
                                                                   2006       $10.946      $12.518           0
                                                                   2007       $12.518      $12.624           0
                                                                   2008       $12.624       $7.826       1,062
                                                                   2009        $7.826       $9.073       1,183
                                                                   2010        $9.073      $10.388           0
                                                                   2011       $10.388       $9.513           0
                                                                   2012        $9.513      $10.397           0
                                                                   2013       $10.397      $13.778           0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.119           0
                                                                   2005       $11.119      $11.344           0
                                                                   2006       $11.344      $11.936           0
                                                                   2007       $11.936      $14.114           0
                                                                   2008       $14.114       $8.499           0
                                                                   2009        $8.499      $12.062           0
                                                                   2010       $12.062      $14.458           0
                                                                   2011       $14.458      $12.682           0
                                                                   2012       $12.682      $14.109           0
                                                                   2013       $14.109      $18.859           0


                              165     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP STOCK PORTFOLIO
                                                              2004       $10.000      $11.102           0
                                                              2005       $11.102      $11.716       4,347
                                                              2006       $11.716      $12.823       3,504
                                                              2007       $12.823      $12.574       3,802
                                                              2008       $12.574       $7.435       4,518
                                                              2009        $7.435       $9.180       4,598
                                                              2010        $9.180      $11.228       3,893
                                                              2011       $11.228      $10.510       3,962
                                                              2012       $10.510      $11.738         496
                                                              2013       $11.738      $14.916         164
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2004       $12.222      $12.707       1,319
                                                              2005       $12.707      $12.994       3,573
                                                              2006       $12.994      $13.644       3,427
                                                              2007       $13.644      $15.146       3,202
                                                              2008       $15.146       $8.025       4,955
                                                              2009        $8.025      $11.280       4,347
                                                              2010       $11.280      $12.005       3,381
                                                              2011       $12.005      $11.546       2,288
                                                              2012       $11.546      $12.812         691
                                                              2013       $12.812      $16.170         449
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL INCOME FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2004       $12.997      $13.914         468
                                                              2005       $13.914      $14.067         468
                                                              2006       $14.067      $15.207         469
                                                              2007       $15.207      $15.343         460
                                                              2008       $15.343       $8.435           0
                                                              2009        $8.435      $10.002           0
                                                              2010       $10.002      $10.990           0
                                                              2011       $10.990      $10.758           0
                                                              2012       $10.758      $11.759           0
                                                              2013       $11.759      $12.938           0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.087           0
                                                              2005       $10.087      $10.066           0
                                                              2006       $10.066      $10.300           0
                                                              2007       $10.300      $10.453           0
                                                              2008       $10.453       $6.210           0
                                                              2009        $6.210       $6.603           0
                                                              2010        $6.603       $7.165           0
                                                              2011        $7.165       $7.541       2,486
                                                              2012        $7.541       $8.101       2,441
                                                              2013        $8.101       $7.869       2,644


                              166     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--
 SERVICE SHARES
                                                                      2004       $12.298      $14.322       4,736
                                                                      2005       $14.322      $15.640       4,663
                                                                      2006       $15.640      $15.664       4,465
                                                                      2007       $15.664      $16.193       4,277
                                                                      2008       $16.193       $8.019       3,927
                                                                      2009        $8.019      $10.342       3,895
                                                                      2010       $10.342      $12.824       2,865
                                                                      2011       $12.824      $12.610       2,702
                                                                      2012       $12.610      $14.283       2,564
                                                                      2013       $14.283      $18.889       2,447
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                      2004       $14.128      $16.377           0
                                                                      2005       $16.377      $18.216         152
                                                                      2006       $18.216      $20.848         140
                                                                      2007       $20.848      $21.563         138
                                                                      2008       $21.563      $12.545         135
                                                                      2009       $12.545      $17.047         144
                                                                      2010       $17.047      $19.233         139
                                                                      2011       $19.233      $17.156         142
                                                                      2012       $17.156      $20.232         151
                                                                      2013       $20.232      $25.054           0
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                      2004       $12.046      $12.737       6,173
                                                                      2005       $12.737      $12.729       7,837
                                                                      2006       $12.729      $13.310       8,414
                                                                      2007       $13.310      $14.217       7,968
                                                                      2008       $14.217      $11.855       5,798
                                                                      2009       $11.855      $13.688       5,757
                                                                      2010       $13.688      $15.319       5,418
                                                                      2011       $15.319      $15.035       4,336
                                                                      2012       $15.035      $16.588       4,640
                                                                      2013       $16.588      $16.115       1,846
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                      2004       $12.861      $13.636       3,274
                                                                      2005       $13.636      $13.564       3,612
                                                                      2006       $13.564      $14.448       3,461
                                                                      2007       $14.448      $14.020       3,340
                                                                      2008       $14.020       $2.929       3,933
                                                                      2009        $2.929       $3.597       3,566
                                                                      2010        $3.597       $4.014       3,315
                                                                      2011        $4.014       $3.814       2,063
                                                                      2012        $3.814       $4.207           0


                              167     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                     2004       $12.540      $13.346       1,958
                                                                     2005       $13.346      $13.761       8,119
                                                                     2006       $13.761      $15.400       6,907
                                                                     2007       $15.400      $15.638       6,790
                                                                     2008       $15.638       $9.358       7,509
                                                                     2009        $9.358      $11.680       7,613
                                                                     2010       $11.680      $13.192       7,319
                                                                     2011       $13.192      $12.823       7,522
                                                                     2012       $12.823      $14.580       3,105
                                                                     2013       $14.580      $18.687       1,884
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--
 SERVICE SHARES
                                                                     2004       $14.554      $16.914       1,046
                                                                     2005       $16.914      $18.096       2,028
                                                                     2006       $18.096      $20.234       1,714
                                                                     2007       $20.234      $19.452       1,740
                                                                     2008       $19.452      $11.759       2,077
                                                                     2009       $11.759      $15.695       1,980
                                                                     2010       $15.695      $18.833       1,634
                                                                     2011       $18.833      $17.927       1,610
                                                                     2012       $17.927      $20.569         560
                                                                     2013       $20.569      $28.205          77
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                     2009       $10.000      $11.976      13,127
                                                                     2010       $11.976      $13.150      10,689
                                                                     2011       $13.150      $13.070      10,121
                                                                     2012       $13.070      $15.204       8,261
                                                                     2013       $15.204      $19.631       7,836
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                                     2004       $11.992      $12.654       1,561
                                                                     2005       $12.654      $12.833       2,112
                                                                     2006       $12.833      $14.006       1,869
                                                                     2007       $14.006      $13.786       1,731
                                                                     2008       $13.786       $7.968         833
                                                                     2009        $7.968       $9.761         530
                                                                     2010        $9.761      $10.548         271
                                                                     2011       $10.548      $10.571         268
                                                                     2012       $10.571      $11.599         265
                                                                     2013       $11.599      $13.357         262


                              168     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004       $12.339      $13.128          0
                                                      2005       $13.128      $13.695        750
                                                      2006       $13.695      $15.072        736
                                                      2007       $15.072      $15.127        726
                                                      2008       $15.127       $9.835          0
                                                      2009        $9.835      $12.966          0
                                                      2010       $12.966      $14.501          0
                                                      2011       $14.501      $14.081          0
                                                      2012       $14.081      $15.679          0
                                                      2013       $15.679      $18.269          0
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                      2004       $11.218      $11.718         96
                                                      2005       $11.718      $12.935         80
                                                      2006       $12.935      $12.966         65
                                                      2007       $12.966      $12.566         53
                                                      2008       $12.566      $10.161         41
                                                      2009       $10.161      $12.484         22
                                                      2010       $12.484      $12.474          8
                                                      2011       $12.474      $12.020          8
                                                      2012       $12.020      $14.330          8
                                                      2013       $14.330      $19.796          8
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                      2004       $13.971      $16.543          0
                                                      2005       $16.543      $17.516          0
                                                      2006       $17.516      $21.699          0
                                                      2007       $21.699      $25.376          0
                                                      2008       $25.376      $17.199          0
                                                      2009       $17.199      $18.004          0
                                                      2010       $18.004      $17.878          0
                                                      2011       $17.878      $16.491          0
                                                      2012       $16.491      $16.890          0
                                                      2013       $16.890      $18.745          0
----------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                      2004       $13.404      $14.522        212
                                                      2005       $14.522      $14.902        179
                                                      2006       $14.902      $16.845        148
                                                      2007       $16.845      $15.431        132
                                                      2008       $15.431       $9.224        122
                                                      2009        $9.224      $11.675         81
                                                      2010       $11.675      $13.022         44
                                                      2011       $13.022      $12.109         44
                                                      2012       $12.109      $14.066         43
                                                      2013       $14.066      $18.609         43


                              169     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2004       $13.245      $14.277         391
                                                   2005       $14.277      $14.353         397
                                                   2006       $14.353      $15.470         387
                                                   2007       $15.470      $15.504         405
                                                   2008       $15.504      $11.177       3,131
                                                   2009       $11.177      $16.368       2,981
                                                   2010       $16.368      $18.202       2,936
                                                   2011       $18.202      $18.061       2,789
                                                   2012       $18.061      $20.430       2,745
                                                   2013       $20.430      $21.486       2,711
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2004       $10.364      $10.554       2,104
                                                   2005       $10.554      $10.535       7,068
                                                   2006       $10.535      $10.738       7,270
                                                   2007       $10.738      $11.016       7,160
                                                   2008       $11.016       $8.171       4,637
                                                   2009        $8.171      $11.686       4,048
                                                   2010       $11.686      $12.520       3,996
                                                   2011       $12.520      $12.819       4,112
                                                   2012       $12.819      $13.842       2,613
                                                   2013       $13.842      $13.750       2,648
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $13.282      $15.049       8,870
                                                   2005       $15.049      $16.465       8,551
                                                   2006       $16.465      $20.507       8,194
                                                   2007       $20.507      $21.667       7,989
                                                   2008       $21.667      $11.841       7,104
                                                   2009       $11.841      $14.390       7,057
                                                   2010       $14.390      $15.439       4,119
                                                   2011       $15.439      $12.505       3,937
                                                   2012       $12.505      $14.866       3,781
                                                   2013       $14.866      $18.565       3,648
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2004       $12.894      $14.163           0
                                                   2005       $14.163      $15.027           0
                                                   2006       $15.027      $16.696           0
                                                   2007       $16.696      $15.437           0
                                                   2008       $15.437       $9.099           0
                                                   2009        $9.099      $11.607           0
                                                   2010       $11.607      $12.894           0
                                                   2011       $12.894      $12.579           0
                                                   2012       $12.579      $14.329           0
                                                   2013       $14.329      $18.881           0


                              170     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                               2004        $9.779       $9.598       3,015
                                               2005        $9.598       $9.597       8,670
                                               2006        $9.597       $9.770       9,762
                                               2007        $9.770       $9.981       9,632
                                               2008        $9.981       $9.982       4,607
                                               2009        $9.982       $9.754       7,609
                                               2010        $9.754       $9.515       7,675
                                               2011        $9.515       $9.279       7,027
                                               2012        $9.279       $9.049       4,992
                                               2013        $9.049       $8.824      24,369
---------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                               2004       $13.395      $14.408           0
                                               2005       $14.408      $15.456           0
                                               2006       $15.456      $16.362           0
                                               2007       $16.362      $16.868           0
                                               2008       $16.868      $10.074           0
                                               2009       $10.074      $12.980           0
                                               2010       $12.980      $15.133           0
                                               2011       $15.133      $14.007           0
                                               2012       $14.007      $15.946           0
                                               2013       $15.946      $21.216           0
---------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                               2004       $14.464      $16.280      13,910
                                               2005       $16.280      $16.812      15,326
                                               2006       $16.812      $19.020      14,500
                                               2007       $19.020      $17.637      14,265
                                               2008       $17.637       $9.500      13,254
                                               2009        $9.500       $8.935           0
---------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                               2004       $12.997      $13.632           0
                                               2005       $13.632      $13.960           0
                                               2006       $13.960      $15.153           0
                                               2007       $15.153      $14.856           0
                                               2008       $14.856       $8.902           0
                                               2009        $8.902      $11.561           0
                                               2010       $11.561      $13.120           0
                                               2011       $13.120      $12.570           0
                                               2012       $12.570      $14.453           0
                                               2013       $14.453      $18.795           0
---------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                               2004       $13.460      $15.567           0
                                               2005       $15.567      $17.025           0
                                               2006       $17.025      $17.507           0
                                               2007       $17.507      $17.719           0
                                               2008       $17.719       $9.408           0
                                               2009        $9.408      $12.729           0
                                               2010       $12.729      $14.449           0


                              171     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2004       $12.305      $12.603         915
                                                   2005       $12.603      $12.989           0
                                                   2006       $12.989      $13.355           0
                                                   2007       $13.355      $13.740           0
                                                   2008       $13.740       $8.436           0
                                                   2009        $8.436      $13.482           0
                                                   2010       $13.482      $15.881           0
                                                   2011       $15.881      $12.722           0
                                                   2012       $12.722      $14.169           0
                                                   2013       $14.169      $19.858           0
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2004       $13.770      $14.780           0
                                                   2005       $14.780      $16.162           0
                                                   2006       $16.162      $17.464           0
                                                   2007       $17.464      $18.115           0
                                                   2008       $18.115      $15.018           0
                                                   2009       $15.018      $19.054           0
                                                   2010       $19.054      $20.390           0
                                                   2011       $20.390      $21.252           0
                                                   2012       $21.252      $24.426           0
                                                   2013       $24.426      $21.732           0
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.996           0
                                                   2005       $10.996      $12.007           0
                                                   2006       $12.007      $14.228           0
                                                   2007       $14.228      $15.228         159
                                                   2008       $15.228      $10.551         157
                                                   2009       $10.551      $13.331         156
                                                   2010       $13.331      $14.825         154
                                                   2011       $14.825      $15.765         153
                                                   2012       $15.765      $17.768         152
                                                   2013       $17.768      $20.732         151
-------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
                                                   2004       $10.000      $10.697       3,557
                                                   2005       $10.697      $12.071       3,407
                                                   2006       $12.071      $12.254       3,405
                                                   2007       $12.254      $14.565       3,141
                                                   2008       $14.565       $7.216       3,594
                                                   2009        $7.216      $11.649       2,973
                                                   2010       $11.649      $13.956       2,840
                                                   2011       $13.956      $13.229       1,648
                                                   2012       $13.229      $14.753       1,558
                                                   2013       $14.753      $21.301         215


                              172     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                     2004       $10.000      $10.672           0
                                                     2005       $10.672      $12.018           0
                                                     2006       $12.018      $12.166           0
                                                     2007       $12.166      $14.432           0
                                                     2008       $14.432       $7.127           0
                                                     2009        $7.127      $11.478           0
                                                     2010       $11.478      $13.723           0
                                                     2011       $13.723      $12.975           0
                                                     2012       $12.975      $14.429           0
                                                     2013       $14.429      $20.785           0
---------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                     2006       $10.000       $9.772           0
                                                     2007        $9.772      $11.682           0
                                                     2008       $11.682       $6.058           0
                                                     2009        $6.058       $9.296           0
                                                     2010        $9.296      $11.990           0
                                                     2011       $11.990      $10.853         314
                                                     2012       $10.853      $11.481         313
                                                     2013       $11.481      $15.391         248
---------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                     2004       $13.510      $15.670           0
                                                     2005       $15.670      $17.250           0
                                                     2006       $17.250      $18.813           0
                                                     2007       $18.813      $18.885           0
                                                     2008       $18.885      $10.968           0
                                                     2009       $10.968      $15.684           0
                                                     2010       $15.684      $19.355           0
                                                     2011       $19.355      $17.229           0
                                                     2012       $17.229      $19.270           0
                                                     2013       $19.270      $32.194           0
---------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                     2004       $14.402      $19.109       2,258
                                                     2005       $19.109      $21.756       2,395
                                                     2006       $21.756      $29.208       2,198
                                                     2007       $29.208      $23.558       2,284
                                                     2008       $23.558      $14.228       1,464
                                                     2009       $14.228      $17.827       1,466
                                                     2010       $17.827      $22.516       1,397
                                                     2011       $22.516      $23.200       1,316
                                                     2012       $23.200      $26.155       1,248
                                                     2013       $26.155      $25.950         239
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                     2004       $10.000       $9.805           0
                                                     2005        $9.805       $9.793           0
                                                     2006        $9.793       $9.948           0
                                                     2007        $9.948      $10.132           0
                                                     2008       $10.132      $10.056       4,793
                                                     2009       $10.056       $9.815           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.


                              173     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.270       58,931
                                                            2007       $10.270      $11.854      205,386
                                                            2008       $11.854       $6.685      199,825
                                                            2009        $6.685       $8.913      180,795
                                                            2010        $8.913      $10.256      164,209
                                                            2011       $10.256       $9.812      144,054
                                                            2012        $9.812      $11.214      100,760
                                                            2013       $11.214      $14.452       78,733
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.462       22,865
                                                            2007       $10.462      $11.161       49,421
                                                            2008       $11.161       $8.219       88,629
                                                            2009        $8.219      $10.026       71,540
                                                            2010       $10.026      $11.105       60,223
                                                            2011       $11.105      $10.882       59,897
                                                            2012       $10.882      $11.949       52,071
                                                            2013       $11.949      $13.311       33,428
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.491            0
                                                            2007       $10.491      $11.353            0
                                                            2008       $11.353       $7.507        8,967
                                                            2009        $7.507       $9.497        8,524
                                                            2010        $9.497      $10.686        9,013
                                                            2011       $10.686      $10.385        8,631
                                                            2012       $10.385      $11.556        6,431
                                                            2013       $11.556      $13.150        7,914
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.500        4,936
                                                            2007       $10.500      $11.477        3,177
                                                            2008       $11.477       $6.983        1,002
                                                            2009        $6.983       $9.015          607
                                                            2010        $9.015      $10.281          603
                                                            2011       $10.281       $9.832          601
                                                            2012        $9.832      $11.144       13,252
                                                            2013       $11.144      $13.315       12,857
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.352        2,423
                                                            2007       $10.352      $10.789        4,787
                                                            2008       $10.789       $9.481        6,169
                                                            2009        $9.481      $10.696       10,903
                                                            2010       $10.696      $11.290       10,351
                                                            2011       $11.290      $11.265        9,775
                                                            2012       $11.265      $11.779        7,250
                                                            2013       $11.779      $12.196        4,066


                              174     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.746           0
                                                               2007        $9.746      $11.730       1,813
                                                               2008       $11.730       $6.375       1,340
                                                               2009        $6.375       $9.061       1,008
                                                               2010        $9.061      $10.680          99
                                                               2011       $10.680      $10.557          96
                                                               2012       $10.557      $12.277           0
                                                               2013       $12.277      $16.264           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.824      22,952
                                                               2007       $10.824      $11.203      55,881
                                                               2008       $11.203       $6.928      58,510
                                                               2009        $6.928       $8.611      60,521
                                                               2010        $8.611       $9.722      58,553
                                                               2011        $9.722       $9.738      57,984
                                                               2012        $9.738      $11.081      53,033
                                                               2013       $11.081      $14.385      52,953
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.879       9,989
                                                               2007        $9.879      $11.212      38,987
                                                               2008       $11.212       $6.663      39,134
                                                               2009        $6.663       $9.164      36,579
                                                               2010        $9.164      $11.595      34,385
                                                               2011       $11.595      $10.173      30,938
                                                               2012       $10.173      $11.468      24,184
                                                               2013       $11.468      $15.334      22,235
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2004       $13.425      $14.614      68,823
                                                               2005       $14.614      $14.888      79,315
                                                               2006       $14.888      $17.107      84,562
                                                               2007       $17.107      $16.210      90,229
                                                               2008       $16.210      $10.345      80,421
                                                               2009       $10.345      $12.884      72,551
                                                               2010       $12.884      $14.795      53,880
                                                               2011       $14.795      $14.910      37,462
                                                               2012       $14.910      $16.467      29,246
                                                               2013       $16.467      $21.003      22,322


                              175     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.240       22,636
                                                                  2005       $11.240      $11.240      258,448
                                                                  2006       $11.240      $13.079      488,323
                                                                  2007       $13.079      $13.354      651,119
                                                                  2008       $13.354       $9.244      569,671
                                                                  2009        $9.244      $12.335      496,401
                                                                  2010       $12.335      $13.677      413,030
                                                                  2011       $13.677      $13.781      278,944
                                                                  2012       $13.781      $15.278      197,379
                                                                  2013       $15.278      $17.131      157,183
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.525        1,153
                                                                  2005       $10.525      $10.468      106,672
                                                                  2006       $10.468      $11.425      209,179
                                                                  2007       $11.425      $11.943      242,913
                                                                  2008       $11.943       $7.695      220,904
                                                                  2009        $7.695       $9.824      190,232
                                                                  2010        $9.824      $10.788      161,248
                                                                  2011       $10.788      $10.457      119,551
                                                                  2012       $10.457      $11.563       96,199
                                                                  2013       $11.563      $14.638       77,959
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2004       $14.599      $17.778       32,091
                                                                  2005       $17.778      $19.031       56,409
                                                                  2006       $19.031      $21.909       67,453
                                                                  2007       $21.909      $21.046       74,742
                                                                  2008       $21.046      $13.873       68,129
                                                                  2009       $13.873      $17.632       59,102
                                                                  2010       $17.632      $22.249       49,377
                                                                  2011       $22.249      $21.073       40,278
                                                                  2012       $21.073      $24.550       34,393
                                                                  2013       $24.550      $32.915       21,277
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $15.583      $17.095        1,457
                                                                  2005       $17.095      $17.630        1,685
                                                                  2006       $17.630      $18.858        1,833
                                                                  2007       $18.858      $20.643        1,745
                                                                  2008       $20.643      $11.681        1,870
                                                                  2009       $11.681      $16.505        1,956
                                                                  2010       $16.505      $20.730        1,713
                                                                  2011       $20.730      $19.415        1,657
                                                                  2012       $19.415      $21.179        1,756
                                                                  2013       $21.179      $28.795        1,604


                              176     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                 2004       $10.000      $10.253        4,788
                                                                 2005       $10.253      $10.333       36,809
                                                                 2006       $10.333      $10.577       69,659
                                                                 2007       $10.577      $11.096       71,356
                                                                 2008       $11.096      $11.748       84,106
                                                                 2009       $11.748      $11.919      121,665
                                                                 2010       $11.919      $12.350      100,956
                                                                 2011       $12.350      $12.844       80,072
                                                                 2012       $12.844      $12.878       70,496
                                                                 2013       $12.878      $12.390       61,136
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                 2006       $10.000      $11.019       28,256
                                                                 2007       $11.019      $12.127      139,069
                                                                 2008       $12.127       $8.538      142,841
                                                                 2009        $8.538      $10.362      133,223
                                                                 2010       $10.362      $11.417      120,659
                                                                 2011       $11.417      $10.903       93,404
                                                                 2012       $10.903      $12.162       66,637
                                                                 2013       $12.162      $15.274       55,629
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2004       $12.718      $14.097       89,468
                                                                 2005       $14.097      $15.338      195,874
                                                                 2006       $15.338      $17.869      248,012
                                                                 2007       $17.869      $18.195      286,267
                                                                 2008       $18.195      $11.261      235,403
                                                                 2009       $11.261      $13.969      193,701
                                                                 2010       $13.969      $15.286      159,607
                                                                 2011       $15.286      $14.886      113,515
                                                                 2012       $14.886      $16.736       83,588
                                                                 2013       $16.736      $21.124       65,702
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2004       $16.917      $20.762       10,936
                                                                 2005       $20.762      $26.037       24,121
                                                                 2006       $26.037      $32.822       33,128
                                                                 2007       $32.822      $41.594       21,398
                                                                 2008       $41.594      $19.358       21,909
                                                                 2009       $19.358      $32.879       20,227
                                                                 2010       $32.879      $38.048       17,301
                                                                 2011       $38.048      $31.506       14,612
                                                                 2012       $31.506      $35.085       14,814
                                                                 2013       $35.085      $34.209       13,969


                              177     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2004       $13.633      $15.902       24,545
                                                                      2005       $15.902      $17.241      131,380
                                                                      2006       $17.241      $20.606      214,900
                                                                      2007       $20.606      $23.411      229,814
                                                                      2008       $23.411      $13.736      198,347
                                                                      2009       $13.736      $18.525      163,288
                                                                      2010       $18.525      $19.763      133,918
                                                                      2011       $19.763      $17.381      105,338
                                                                      2012       $17.381      $20.223       77,549
                                                                      2013       $20.223      $24.473       63,996
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                      2004       $12.920      $14.589        2,561
                                                                      2005       $14.589      $13.916        2,729
                                                                      2006       $13.916      $15.444        2,751
                                                                      2007       $15.444      $16.870        2,584
                                                                      2008       $16.870      $17.632        1,829
                                                                      2009       $17.632      $20.593        2,009
                                                                      2010       $20.593      $23.194           69
                                                                      2011       $23.194      $22.627            0
                                                                      2012       $22.627      $25.621            0
                                                                      2013       $25.621      $25.625            0
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--
 SERIES II
                                                                      2004       $11.767      $12.365       16,427
                                                                      2005       $12.365      $13.098       35,171
                                                                      2006       $13.098      $13.229       43,766
                                                                      2007       $13.229      $15.184       46,533
                                                                      2008       $15.184       $7.603       41,011
                                                                      2009        $7.603      $12.394       33,167
                                                                      2010       $12.394      $14.584       24,429
                                                                      2011       $14.584      $13.435       17,815
                                                                      2012       $13.435      $14.992       10,675
                                                                      2013       $14.992      $20.625        8,938
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                      2004       $10.000      $11.306       17,454
                                                                      2005       $11.306      $12.497       18,097
                                                                      2006       $12.497      $14.844       17,725
                                                                      2007       $14.844      $15.753       14,683
                                                                      2008       $15.753       $9.101       13,906
                                                                      2009        $9.101      $12.468       12,012
                                                                      2010       $12.468      $14.999        6,277
                                                                      2011       $14.999      $14.897        2,052
                                                                      2012       $14.897      $17.197        2,714
                                                                      2013       $17.197      $22.723        1,559


                              178     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES II
                                                                          2004       $10.000      $11.300       18,683
                                                                          2005       $11.300      $12.472       23,225
                                                                          2006       $12.472      $14.805       40,335
                                                                          2007       $14.805      $15.697       53,940
                                                                          2008       $15.697       $9.049       55,316
                                                                          2009        $9.049      $12.392       47,020
                                                                          2010       $12.392      $14.900       38,572
                                                                          2011       $14.900      $14.785       36,190
                                                                          2012       $14.785      $17.033       29,136
                                                                          2013       $17.033      $22.451       23,501
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                          2004       $10.000      $11.343       29,089
                                                                          2005       $11.343      $11.622      104,771
                                                                          2006       $11.622      $13.273      162,673
                                                                          2007       $13.273      $12.757      166,026
                                                                          2008       $12.757       $8.059      133,110
                                                                          2009        $8.059      $10.184      123,616
                                                                          2010       $10.184      $11.596       99,310
                                                                          2011       $11.596      $11.171       80,657
                                                                          2012       $11.171      $13.073       51,767
                                                                          2013       $13.073      $17.452       34,514
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                                          2004       $10.000      $10.967       40,892
                                                                          2005       $10.967      $11.589       82,180
                                                                          2006       $11.589      $12.840      139,142
                                                                          2007       $12.840      $13.060      160,968
                                                                          2008       $13.060       $9.937      149,835
                                                                          2009        $9.937      $11.978      125,212
                                                                          2010       $11.978      $13.206      104,510
                                                                          2011       $13.206      $12.827       91,610
                                                                          2012       $12.827      $14.187       72,177
                                                                          2013       $14.187      $17.436       63,122
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--
 SERIES II
                                                                          2004       $13.388      $15.035       55,062
                                                                          2005       $15.035      $16.235       97,713
                                                                          2006       $16.235      $18.530      121,276
                                                                          2007       $18.530      $18.694      125,665
                                                                          2008       $18.694      $12.471      111,525
                                                                          2009       $12.471      $15.231       92,694
                                                                          2010       $15.231      $16.817       72,582
                                                                          2011       $16.817      $16.176       63,083
                                                                          2012       $16.176      $18.202       53,803
                                                                          2013       $18.202      $23.961       42,372


                              179     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                       2004       $10.000      $11.130        5,000
                                                                       2005       $11.130      $12.171        9,550
                                                                       2006       $12.171      $12.567        7,898
                                                                       2007       $12.567      $14.543        7,549
                                                                       2008       $14.543       $7.609        6,352
                                                                       2009        $7.609      $11.709        5,887
                                                                       2010       $11.709      $14.665        5,666
                                                                       2011       $14.665      $13.082        4,466
                                                                       2012       $13.082      $14.370        3,166
                                                                       2013       $14.370      $19.318        3,141
---------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                       2004       $10.000      $10.363        1,954
                                                                       2005       $10.363      $10.332       64,927
                                                                       2006       $10.332      $11.116      124,486
                                                                       2007       $11.116      $11.615      173,757
                                                                       2008       $11.615       $9.426      146,403
                                                                       2009        $9.426      $12.459      128,757
                                                                       2010       $12.459      $13.771      104,848
                                                                       2011       $13.771      $14.147       71,472
                                                                       2012       $14.147      $15.666       56,930
                                                                       2013       $15.666      $16.677       47,281
---------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                       2004       $10.000      $10.912        2,680
                                                                       2005       $10.912      $11.485       19,434
                                                                       2006       $11.485      $12.958       33,197
                                                                       2007       $12.958      $13.608       39,496
                                                                       2008       $13.608       $9.552       35,683
                                                                       2009        $9.552      $11.842       30,990
                                                                       2010       $11.842      $13.871       23,559
                                                                       2011       $13.871      $13.038       21,416
                                                                       2012       $13.038      $14.188       20,874
                                                                       2013       $14.188      $18.955       19,727
---------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                       2004       $10.000      $10.896        7,786
                                                                       2005       $10.896      $11.072       66,461
                                                                       2006       $11.072      $12.778       96,277
                                                                       2007       $12.778      $13.006      122,166
                                                                       2008       $13.006       $8.137      105,589
                                                                       2009        $8.137       $9.521       96,028
                                                                       2010        $9.521      $11.001       85,295
                                                                       2011       $11.001      $10.169       58,576
                                                                       2012       $10.169      $11.216       48,495
                                                                       2013       $11.216      $15.000       35,458


                              180     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.144           86
                                                                   2005       $11.144      $11.475        6,838
                                                                   2006       $11.475      $12.184       31,720
                                                                   2007       $12.184      $14.541       42,332
                                                                   2008       $14.541       $8.837       39,901
                                                                   2009        $8.837      $12.658       28,179
                                                                   2010       $12.658      $15.312       21,998
                                                                   2011       $15.312      $13.555       21,588
                                                                   2012       $13.555      $15.220       16,623
                                                                   2013       $15.220      $20.531       13,598
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP STOCK PORTFOLIO
                                                                   2004       $10.000      $11.127        2,907
                                                                   2005       $11.127      $11.851       88,785
                                                                   2006       $11.851      $13.090      113,220
                                                                   2007       $13.090      $12.955      133,809
                                                                   2008       $12.955       $7.732      127,162
                                                                   2009        $7.732       $9.634      110,093
                                                                   2010        $9.634      $11.892       92,273
                                                                   2011       $11.892      $11.233       51,683
                                                                   2012       $11.233      $12.662       43,296
                                                                   2013       $12.662      $16.239       36,258
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                                   2004       $12.298      $12.903       62,821
                                                                   2005       $12.903      $13.316      119,313
                                                                   2006       $13.316      $14.111      148,739
                                                                   2007       $14.111      $15.810      121,790
                                                                   2008       $15.810       $8.454      106,556
                                                                   2009        $8.454      $11.993       82,580
                                                                   2010       $11.993      $12.881       68,853
                                                                   2011       $12.881      $12.503       48,137
                                                                   2012       $12.503      $14.002       33,575
                                                                   2013       $14.002      $17.835       28,106
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL INCOME FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                                   2004       $13.128      $14.184       25,039
                                                                   2005       $14.184      $14.472       40,359
                                                                   2006       $14.472      $15.789       46,580
                                                                   2007       $15.789      $16.078       45,964
                                                                   2008       $16.078       $8.921       44,678
                                                                   2009        $8.921      $10.676       41,279
                                                                   2010       $10.676      $11.838       34,820
                                                                   2011       $11.838      $11.695       23,779
                                                                   2012       $11.695      $12.901       17,920
                                                                   2013       $12.901      $14.326       17,594


                              181     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                                      2004       $10.000      $10.110        1,900
                                                                      2005       $10.110      $10.182       19,950
                                                                      2006       $10.182      $10.515      131,838
                                                                      2007       $10.515      $10.770      250,642
                                                                      2008       $10.770       $6.457      255,607
                                                                      2009        $6.457       $6.929      257,461
                                                                      2010        $6.929       $7.589      213,012
                                                                      2011        $7.589       $8.060      164,661
                                                                      2012        $8.060       $8.739      148,445
                                                                      2013        $8.739       $8.567      126,006
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--
 SERVICE SHARES
                                                                      2004       $12.422      $14.600       22,403
                                                                      2005       $14.600      $16.090       30,987
                                                                      2006       $16.090      $16.263       40,565
                                                                      2007       $16.263      $16.969       36,754
                                                                      2008       $16.969       $8.481       36,514
                                                                      2009        $8.481      $11.038       33,983
                                                                      2010       $11.038      $13.814       19,366
                                                                      2011       $13.814      $13.708       11,821
                                                                      2012       $13.708      $15.670        7,171
                                                                      2013       $15.670      $20.915        5,694
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                      2004       $14.270      $16.695       18,071
                                                                      2005       $16.695      $18.740       21,315
                                                                      2006       $18.740      $21.645       21,514
                                                                      2007       $21.645      $22.595       24,156
                                                                      2008       $22.595      $13.267       18,696
                                                                      2009       $13.267      $18.195       15,856
                                                                      2010       $18.195      $20.717       12,923
                                                                      2011       $20.717      $18.650        8,843
                                                                      2012       $18.650      $22.198        8,304
                                                                      2013       $22.198      $27.741        7,499
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                      2004       $12.168      $12.984       77,772
                                                                      2005       $12.984      $13.095      191,974
                                                                      2006       $13.095      $13.820      247,776
                                                                      2007       $13.820      $14.898      297,150
                                                                      2008       $14.898      $12.537      258,453
                                                                      2009       $12.537      $14.609      243,833
                                                                      2010       $14.609      $16.501      174,038
                                                                      2011       $16.501      $16.344      135,197
                                                                      2012       $16.344      $18.199      114,916
                                                                      2013       $18.199      $17.844      104,407


                              182     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                     2004       $12.991      $13.901       41,186
                                                                     2005       $13.901      $13.955       48,901
                                                                     2006       $13.955      $15.000       61,033
                                                                     2007       $15.000      $14.691       66,322
                                                                     2008       $14.691       $3.098       87,042
                                                                     2009        $3.098       $3.840       70,920
                                                                     2010        $3.840       $4.324       59,676
                                                                     2011        $4.324       $4.147       47,869
                                                                     2012        $4.147       $4.608            0
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                     2004       $12.666      $13.604       59,125
                                                                     2005       $13.604      $14.157      140,753
                                                                     2006       $14.157      $15.989      202,184
                                                                     2007       $15.989      $16.387      197,820
                                                                     2008       $16.387       $9.897      190,381
                                                                     2009        $9.897      $12.466      166,920
                                                                     2010       $12.466      $14.210      137,070
                                                                     2011       $14.210      $13.940      103,909
                                                                     2012       $13.940      $15.997       84,145
                                                                     2013       $15.997      $20.692       69,267
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--
 SERVICE SHARES
                                                                     2004       $14.701      $17.242       25,485
                                                                     2005       $17.242      $18.617       41,748
                                                                     2006       $18.617      $21.007       54,905
                                                                     2007       $21.007      $20.384       54,188
                                                                     2008       $20.384      $12.436       48,848
                                                                     2009       $12.436      $16.752       41,773
                                                                     2010       $16.752      $20.286       30,478
                                                                     2011       $20.286      $19.489       25,911
                                                                     2012       $19.489      $22.567       22,649
                                                                     2013       $22.567      $31.230       12,489
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                     2009       $10.000      $12.783       79,948
                                                                     2010       $12.783      $14.165       69,708
                                                                     2011       $14.165      $14.208       54,645
                                                                     2012       $14.208      $16.681       38,847
                                                                     2013       $16.681      $21.737       28,911


                              183     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                      2004       $12.113      $12.899      64,309
                                                      2005       $12.899      $13.202      58,344
                                                      2006       $13.202      $14.542      72,048
                                                      2007       $14.542      $14.446      67,765
                                                      2008       $14.446       $8.427      38,767
                                                      2009        $8.427      $10.418      33,425
                                                      2010       $10.418      $11.363      29,228
                                                      2011       $11.363      $11.492      23,376
                                                      2012       $11.492      $12.726      21,306
                                                      2013       $12.726      $14.790      19,447
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004       $12.464      $13.383      14,779
                                                      2005       $13.383      $14.089      22,697
                                                      2006       $14.089      $15.649      33,202
                                                      2007       $15.649      $15.851      29,202
                                                      2008       $15.851      $10.401      22,083
                                                      2009       $10.401      $13.839      20,871
                                                      2010       $13.839      $15.620      20,539
                                                      2011       $15.620      $15.308      17,521
                                                      2012       $15.308      $17.202      15,255
                                                      2013       $17.202      $20.229      14,036
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                      2004       $11.331      $11.945       1,958
                                                      2005       $11.945      $13.308       2,147
                                                      2006       $13.308      $13.462       2,250
                                                      2007       $13.462      $13.168       2,107
                                                      2008       $13.168      $10.746       1,552
                                                      2009       $10.746      $13.325         398
                                                      2010       $13.325      $13.436         377
                                                      2011       $13.436      $13.067       2,043
                                                      2012       $13.067      $15.723       2,013
                                                      2013       $15.723      $21.919       1,977
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                      2004       $14.093      $16.864       5,170
                                                      2005       $16.864      $18.020       5,057
                                                      2006       $18.020      $22.529       4,787
                                                      2007       $22.529      $26.590       2,885
                                                      2008       $26.590      $18.188       2,084
                                                      2009       $18.188      $19.216       2,203
                                                      2010       $19.216      $19.257       2,334
                                                      2011       $19.257      $17.927       1,810
                                                      2012       $17.927      $18.530       1,586
                                                      2013       $18.530      $20.755       1,625


                              184     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2004       $14.093      $14.804       49,986
                                                   2005       $14.804      $15.331       53,041
                                                   2006       $15.331      $17.489       51,557
                                                   2007       $17.489      $16.170       56,846
                                                   2008       $16.170       $9.755       35,860
                                                   2009        $9.755      $12.461       31,367
                                                   2010       $12.461      $14.027       24,921
                                                   2011       $14.027      $13.163       19,371
                                                   2012       $13.163      $15.433       16,170
                                                   2013       $15.433      $20.606        8,984
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2004       $13.378      $14.554       39,241
                                                   2005       $14.554      $14.766       58,158
                                                   2006       $14.766      $16.062       84,296
                                                   2007       $16.062      $16.246       90,170
                                                   2008       $16.246      $11.820       71,506
                                                   2009       $11.820      $17.470       63,317
                                                   2010       $17.470      $19.606       48,193
                                                   2011       $19.606      $19.634       35,571
                                                   2012       $19.634      $22.414       33,633
                                                   2013       $22.414      $23.790       30,261
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2004       $10.469      $10.759       65,425
                                                   2005       $10.759      $10.838      153,673
                                                   2006       $10.838      $11.149      278,298
                                                   2007       $11.149      $11.544      316,107
                                                   2008       $11.544       $8.642      257,346
                                                   2009        $8.642      $12.472      195,766
                                                   2010       $12.472      $13.486      163,032
                                                   2011       $13.486      $13.935      120,780
                                                   2012       $13.935      $15.187      107,819
                                                   2013       $15.187      $15.225       93,031
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $13.416      $15.341       23,536
                                                   2005       $15.341      $16.939       34,205
                                                   2006       $16.939      $21.291       56,149
                                                   2007       $21.291      $22.704       67,587
                                                   2008       $22.704      $12.523       61,723
                                                   2009       $12.523      $15.359       57,600
                                                   2010       $15.359      $16.630       54,173
                                                   2011       $16.630      $13.595       44,970
                                                   2012       $13.595      $16.310       39,040
                                                   2013       $16.310      $20.557       33,565


                              185     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                               2004       $13.024      $14.437        5,134
                                               2005       $14.437      $15.460       14,206
                                               2006       $15.460      $17.334       28,439
                                               2007       $17.334      $16.176       33,309
                                               2008       $16.176       $9.623       21,458
                                               2009        $9.623      $12.389       19,349
                                               2010       $12.389      $13.889       16,051
                                               2011       $13.889      $13.675        9,056
                                               2012       $13.675      $15.722        8,321
                                               2013       $15.722      $20.906        6,120
---------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                               2004        $9.878       $9.785       25,745
                                               2005        $9.785       $9.873      132,095
                                               2006        $9.873      $10.144      212,468
                                               2007       $10.144      $10.459      333,114
                                               2008       $10.459      $10.557      236,819
                                               2009       $10.557      $10.411      245,324
                                               2010       $10.411      $10.249      247,881
                                               2011       $10.249      $10.088      165,490
                                               2012       $10.088       $9.928      147,523
                                               2013        $9.928       $9.771      167,744
---------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                               2004       $13.530      $14.687        4,607
                                               2005       $14.687      $15.900        4,534
                                               2006       $15.900      $16.987        4,578
                                               2007       $16.987      $17.675        3,706
                                               2008       $17.675      $10.654        1,418
                                               2009       $10.654      $13.855          482
                                               2010       $13.855      $16.301        4,562
                                               2011       $16.301      $15.227        2,694
                                               2012       $15.227      $17.496        2,477
                                               2013       $17.496      $23.492        1,939
---------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                               2004       $14.610      $16.596        9,332
                                               2005       $16.596      $17.296       52,908
                                               2006       $17.296      $19.747       83,473
                                               2007       $19.747      $18.481       99,643
                                               2008       $18.481      $10.047       92,634
                                               2009       $10.047       $9.460            0


                              186     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                   2004       $13.128      $13.896       4,387
                                                   2005       $13.896      $14.361       4,597
                                                   2006       $14.361      $15.733       4,443
                                                   2007       $15.733      $15.568       3,226
                                                   2008       $15.568       $9.415       2,745
                                                   2009        $9.415      $12.340       1,662
                                                   2010       $12.340      $14.132       1,628
                                                   2011       $14.132      $13.665         378
                                                   2012       $13.665      $15.857          98
                                                   2013       $15.857      $20.811          85
-------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                   2004       $13.596      $15.869      15,619
                                                   2005       $15.869      $17.515      12,925
                                                   2006       $17.515      $18.177       9,150
                                                   2007       $18.177      $18.568       7,663
                                                   2008       $18.568       $9.950       6,265
                                                   2009        $9.950      $13.586       5,142
                                                   2010       $13.586      $15.526           0
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2004       $12.429      $12.847      54,946
                                                   2005       $12.847      $13.363      71,627
                                                   2006       $13.363      $13.866      70,383
                                                   2007       $13.866      $14.398      64,271
                                                   2008       $14.398       $8.922      51,527
                                                   2009        $8.922      $14.390      44,697
                                                   2010       $14.390      $17.106      37,002
                                                   2011       $17.106      $13.830      26,322
                                                   2012       $13.830      $15.546      23,164
                                                   2013       $15.546      $21.988      17,360
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2004       $13.908      $15.067       7,583
                                                   2005       $15.067      $16.627      20,297
                                                   2006       $16.627      $18.131      24,735
                                                   2007       $18.131      $18.983      25,013
                                                   2008       $18.983      $15.882      22,345
                                                   2009       $15.882      $20.337      22,960
                                                   2010       $20.337      $21.963      19,235
                                                   2011       $21.963      $23.103      12,529
                                                   2012       $23.103      $26.798      11,721
                                                   2013       $26.798      $24.063      10,319


                              187     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                  Number of
                                                       Accumulation Accumulation    Units
                                          For the Year  Unit Value   Unit Value  Outstanding
                                             Ending    at Beginning    at End      at End
Sub-Accounts                              December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                              2004       $10.000      $11.098       20,294
                                              2005       $11.098      $12.230       67,795
                                              2006       $12.230      $14.625      126,365
                                              2007       $14.625      $15.798      126,897
                                              2008       $15.798      $11.048      108,420
                                              2009       $11.048      $14.086       97,432
                                              2010       $14.086      $15.809       84,098
                                              2011       $15.809      $16.967       69,786
                                              2012       $16.967      $19.299       59,780
                                              2013       $19.299      $22.727       50,339
--------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
                                              2004       $10.000      $10.763        7,291
                                              2005       $10.763      $12.257        6,860
                                              2006       $12.257      $12.558        5,209
                                              2007       $12.558      $15.064        4,795
                                              2008       $15.064       $7.532        3,861
                                              2009        $7.532      $12.272        3,428
                                              2010       $12.272      $14.838        2,323
                                              2011       $14.838      $14.194        2,202
                                              2012       $14.194      $15.976        2,099
                                              2013       $15.976      $23.280        1,882
--------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                              2004       $10.000      $10.738        4,141
                                              2005       $10.738      $12.203        5,702
                                              2006       $12.203      $12.468        8,295
                                              2007       $12.468      $14.926        8,181
                                              2008       $14.926       $7.440        8,649
                                              2009        $7.440      $12.092        5,348
                                              2010       $12.092      $14.590        5,199
                                              2011       $14.590      $13.922        2,023
                                              2012       $13.922      $15.625        1,938
                                              2013       $15.625      $22.716        1,604
--------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                              2006       $10.000       $9.833       33,087
                                              2007        $9.833      $11.864       55,991
                                              2008       $11.864       $6.209       61,786
                                              2009        $6.209       $9.616       51,479
                                              2010        $9.616      $12.517       33,210
                                              2011       $12.517      $11.434       25,338
                                              2012       $11.434      $12.207       21,700
                                              2013       $12.207      $16.516       16,969


                              188     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                     2004       $13.593      $15.912       8,905
                                                     2005       $15.912      $17.677      12,996
                                                     2006       $17.677      $19.456      11,922
                                                     2007       $19.456      $19.712       9,527
                                                     2008       $19.712      $11.554       7,698
                                                     2009       $11.554      $16.675       7,106
                                                     2010       $16.675      $20.768       6,847
                                                     2011       $20.768      $18.657       7,126
                                                     2012       $18.657      $21.060       7,167
                                                     2013       $21.060      $35.508       5,286
---------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                     2004       $14.547      $19.479      25,715
                                                     2005       $19.479      $22.382      34,738
                                                     2006       $22.382      $30.325      37,755
                                                     2007       $30.325      $24.686      45,700
                                                     2008       $24.686      $15.048      41,215
                                                     2009       $15.048      $19.028      37,874
                                                     2010       $19.028      $24.254      30,799
                                                     2011       $24.254      $25.221      25,190
                                                     2012       $25.221      $28.696      20,454
                                                     2013       $28.696      $28.735      18,541
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                     2004       $10.000       $9.895      23,867
                                                     2005        $9.895       $9.975      76,491
                                                     2006        $9.975      $10.226      55,566
                                                     2007       $10.226      $10.511      52,997
                                                     2008       $10.511      $10.529      45,546
                                                     2009       $10.529      $10.368           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.


                              189     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.207         0
                                                            2007       $10.207      $11.673         0
                                                            2008       $11.673       $6.523         0
                                                            2009        $6.523       $8.616         0
                                                            2010        $8.616       $9.824         0
                                                            2011        $9.824       $9.313         0
                                                            2012        $9.313      $10.547         0
                                                            2013       $10.547      $13.467         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.397         0
                                                            2007       $10.397      $10.991         0
                                                            2008       $10.991       $8.020         0
                                                            2009        $8.020       $9.693         0
                                                            2010        $9.693      $10.638         0
                                                            2011       $10.638      $10.329         0
                                                            2012       $10.329      $11.238         0
                                                            2013       $11.238      $12.404         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.427         0
                                                            2007       $10.427      $11.179         0
                                                            2008       $11.179       $7.325         0
                                                            2009        $7.325       $9.182         0
                                                            2010        $9.182      $10.236         0
                                                            2011       $10.236       $9.858         0
                                                            2012        $9.858      $10.868         0
                                                            2013       $10.868      $12.255         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.436         0
                                                            2007       $10.436      $11.302         0
                                                            2008       $11.302       $6.813         0
                                                            2009        $6.813       $8.715         0
                                                            2010        $8.715       $9.849         0
                                                            2011        $9.849       $9.332         0
                                                            2012        $9.332      $10.481         0
                                                            2013       $10.481      $12.408         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.289         0
                                                            2007       $10.289      $10.624         0
                                                            2008       $10.624       $9.251         0
                                                            2009        $9.251      $10.341         0
                                                            2010       $10.341      $10.815         0
                                                            2011       $10.815      $10.693         0
                                                            2012       $10.693      $11.079         0
                                                            2013       $11.079      $11.366         0


                              190     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.686         0
                                                               2007        $9.686      $11.551         0
                                                               2008       $11.551       $6.220         0
                                                               2009        $6.220       $8.760         0
                                                               2010        $8.760      $10.230         0
                                                               2011       $10.230      $10.021         0
                                                               2012       $10.021      $11.547         0
                                                               2013       $11.547      $15.156         0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.757         0
                                                               2007       $10.757      $11.031         0
                                                               2008       $11.031       $6.759         0
                                                               2009        $6.759       $8.325         0
                                                               2010        $8.325       $9.313         0
                                                               2011        $9.313       $9.244         0
                                                               2012        $9.244      $10.422         0
                                                               2013       $10.422      $13.405         0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.818         0
                                                               2007        $9.818      $11.040         0
                                                               2008       $11.040       $6.501         0
                                                               2009        $6.501       $8.859         0
                                                               2010        $8.859      $11.107         0
                                                               2011       $11.107       $9.656         0
                                                               2012        $9.656      $10.786         0
                                                               2013       $10.786      $14.290         0
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2004       $13.292      $14.336         0
                                                               2005       $14.336      $14.472         0
                                                               2006       $14.472      $16.477         0
                                                               2007       $16.477      $15.469         0
                                                               2008       $15.469       $9.782         0
                                                               2009        $9.782      $12.072         0
                                                               2010       $12.072      $13.735         0
                                                               2011       $13.735      $13.716         0
                                                               2012       $13.716      $15.009         0
                                                               2013       $15.009      $18.968         0


                              191     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.171           0
                                                                  2005       $11.171      $11.069           0
                                                                  2006       $11.069      $12.763           0
                                                                  2007       $12.763      $12.911           0
                                                                  2008       $12.911       $8.856           0
                                                                  2009        $8.856      $11.709           0
                                                                  2010       $11.709      $12.865           0
                                                                  2011       $12.865      $12.844           0
                                                                  2012       $12.844      $14.108           0
                                                                  2013       $14.108      $15.675           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.501           0
                                                                  2005       $10.501      $10.349          40
                                                                  2006       $10.349      $11.192          40
                                                                  2007       $11.192      $11.592          40
                                                                  2008       $11.592       $7.400          40
                                                                  2009        $7.400       $9.361          39
                                                                  2010        $9.361      $10.186       1,243
                                                                  2011       $10.186       $9.783       1,174
                                                                  2012        $9.783      $10.719       1,164
                                                                  2013       $10.719      $13.445       1,050
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2004       $14.453      $17.440           0
                                                                  2005       $17.440      $18.498           0
                                                                  2006       $18.498      $21.102           0
                                                                  2007       $21.102      $20.084           0
                                                                  2008       $20.084      $13.117           0
                                                                  2009       $13.117      $16.520           0
                                                                  2010       $16.520      $20.655           0
                                                                  2011       $20.655      $19.385           0
                                                                  2012       $19.385      $22.376           0
                                                                  2013       $22.376      $29.727           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $15.428      $16.770           0
                                                                  2005       $16.770      $17.137           0
                                                                  2006       $17.137      $18.164           0
                                                                  2007       $18.164      $19.700           0
                                                                  2008       $19.700      $11.045           0
                                                                  2009       $11.045      $15.464           0
                                                                  2010       $15.464      $19.244           0
                                                                  2011       $19.244      $17.860           0
                                                                  2012       $17.860      $19.303           0
                                                                  2013       $19.303      $26.005           0


                              192     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                 2004       $10.000      $10.190          0
                                                                 2005       $10.190      $10.176          0
                                                                 2006       $10.176      $10.322          0
                                                                 2007       $10.322      $10.728          0
                                                                 2008       $10.728      $11.255          0
                                                                 2009       $11.255      $11.315          0
                                                                 2010       $11.315      $11.616          0
                                                                 2011       $11.616      $11.971          0
                                                                 2012       $11.971      $11.892          0
                                                                 2013       $11.892      $11.337          0
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                 2006       $10.000      $10.951          0
                                                                 2007       $10.951      $11.942          0
                                                                 2008       $11.942       $8.331          0
                                                                 2009        $8.331      $10.018          0
                                                                 2010       $10.018      $10.936          0
                                                                 2011       $10.936      $10.349          0
                                                                 2012       $10.349      $11.439          0
                                                                 2013       $11.439      $14.234          0
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2004       $12.591      $13.829          0
                                                                 2005       $13.829      $14.909          0
                                                                 2006       $14.909      $17.211        552
                                                                 2007       $17.211      $17.364        548
                                                                 2008       $17.364      $10.648        545
                                                                 2009       $10.648      $13.088        540
                                                                 2010       $13.088      $14.191          0
                                                                 2011       $14.191      $13.694          0
                                                                 2012       $13.694      $15.254          0
                                                                 2013       $15.254      $19.078          0
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2004       $16.748      $20.367          0
                                                                 2005       $20.367      $25.309          0
                                                                 2006       $25.309      $31.613          0
                                                                 2007       $31.613      $39.694          0
                                                                 2008       $39.694      $18.304          0
                                                                 2009       $18.304      $30.806          0
                                                                 2010       $30.806      $35.323          0
                                                                 2011       $35.323      $28.983          0
                                                                 2012       $28.983      $31.979          0
                                                                 2013       $31.979      $30.895          0


                              193     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2004       $13.497      $15.599          0
                                                                      2005       $15.599      $16.759          0
                                                                      2006       $16.759      $19.847        281
                                                                      2007       $19.847      $22.342        279
                                                                      2008       $22.342      $12.988        277
                                                                      2009       $12.988      $17.356        275
                                                                      2010       $17.356      $18.347        668
                                                                      2011       $18.347      $15.988        631
                                                                      2012       $15.988      $18.432        626
                                                                      2013       $18.432      $22.102        565
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                      2004       $12.792      $14.312          0
                                                                      2005       $14.312      $13.526          0
                                                                      2006       $13.526      $14.875          0
                                                                      2007       $14.875      $16.099          0
                                                                      2008       $16.099      $16.672          0
                                                                      2009       $16.672      $19.294          0
                                                                      2010       $19.294      $21.533          0
                                                                      2011       $21.533      $20.815          0
                                                                      2012       $20.815      $23.353          0
                                                                      2013       $23.353      $23.143          0
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--
 SERIES II
                                                                      2004       $11.650      $12.129          0
                                                                      2005       $12.129      $12.732          0
                                                                      2006       $12.732      $12.742          0
                                                                      2007       $12.742      $14.490          0
                                                                      2008       $14.490       $7.189          0
                                                                      2009        $7.189      $11.612          0
                                                                      2010       $11.612      $13.539          0
                                                                      2011       $13.539      $12.359          0
                                                                      2012       $12.359      $13.665          0
                                                                      2013       $13.665      $18.627          0
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                      2004       $10.000      $11.237        629
                                                                      2005       $11.237      $12.307        313
                                                                      2006       $12.307      $14.486        311
                                                                      2007       $14.486      $15.231        309
                                                                      2008       $15.231       $8.719        307
                                                                      2009        $8.719      $11.835        304
                                                                      2010       $11.835      $14.108          0
                                                                      2011       $14.108      $13.884          0
                                                                      2012       $13.884      $15.881          0
                                                                      2013       $15.881      $20.792          0


                              194     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES II
                                                                       2004       $10.000      $11.231         0
                                                                       2005       $11.231      $12.282         0
                                                                       2006       $12.282      $14.447         0
                                                                       2007       $14.447      $15.176         0
                                                                       2008       $15.176       $8.668         0
                                                                       2009        $8.668      $11.763         0
                                                                       2010       $11.763      $14.014         0
                                                                       2011       $14.014      $13.779         0
                                                                       2012       $13.779      $15.729         0
                                                                       2013       $15.729      $20.542         0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                       2004       $10.000      $11.274         0
                                                                       2005       $11.274      $11.446         0
                                                                       2006       $11.446      $12.952         0
                                                                       2007       $12.952      $12.334         0
                                                                       2008       $12.334       $7.721         0
                                                                       2009        $7.721       $9.667         0
                                                                       2010        $9.667      $10.906         0
                                                                       2011       $10.906      $10.411         0
                                                                       2012       $10.411      $12.072         0
                                                                       2013       $12.072      $15.969         0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--
 SERIES II
                                                                       2004       $10.000      $10.900         0
                                                                       2005       $10.900      $11.413         0
                                                                       2006       $11.413      $12.530         0
                                                                       2007       $12.530      $12.627         0
                                                                       2008       $12.627       $9.520         0
                                                                       2009        $9.520      $11.370         0
                                                                       2010       $11.370      $12.421         0
                                                                       2011       $12.421      $11.955         0
                                                                       2012       $11.955      $13.101         0
                                                                       2013       $13.101      $15.954         0


                              195     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--
 SERIES II
                                                                2004       $13.254      $14.749         476
                                                                2005       $14.749      $15.781         499
                                                                2006       $15.781      $17.848         625
                                                                2007       $17.848      $17.840         621
                                                                2008       $17.840      $11.792         617
                                                                2009       $11.792      $14.270         611
                                                                2010       $14.270      $15.612       1,101
                                                                2011       $15.612      $14.880       1,040
                                                                2012       $14.880      $16.590       1,032
                                                                2013       $16.590      $21.640         930
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--
 SERIES II
                                                                2004       $10.000      $11.062           0
                                                                2005       $11.062      $11.986           0
                                                                2006       $11.986      $12.263           0
                                                                2007       $12.263      $14.061           0
                                                                2008       $14.061       $7.289           0
                                                                2009        $7.289      $11.114           0
                                                                2010       $11.114      $13.794           0
                                                                2011       $13.794      $12.192           0
                                                                2012       $12.192      $13.270           0
                                                                2013       $13.270      $17.676           0
--------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                2004       $10.000      $10.339           0
                                                                2005       $10.339      $10.214           0
                                                                2006       $10.214      $10.890           0
                                                                2007       $10.890      $11.274           0
                                                                2008       $11.274       $9.065           0
                                                                2009        $9.065      $11.873           0
                                                                2010       $11.873      $13.003           0
                                                                2011       $13.003      $13.236           0
                                                                2012       $13.236      $14.523           0
                                                                2013       $14.523      $15.319           0


                              196     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                   2004       $10.000      $10.887         0
                                                                   2005       $10.887      $11.355         0
                                                                   2006       $11.355      $12.694         0
                                                                   2007       $12.694      $13.208         0
                                                                   2008       $13.208       $9.186         0
                                                                   2009        $9.186      $11.284         0
                                                                   2010       $11.284      $13.097         0
                                                                   2011       $13.097      $12.198         0
                                                                   2012       $12.198      $13.152         0
                                                                   2013       $13.152      $17.411         0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.871         0
                                                                   2005       $10.871      $10.946         0
                                                                   2006       $10.946      $12.518         0
                                                                   2007       $12.518      $12.624         0
                                                                   2008       $12.624       $7.826         0
                                                                   2009        $7.826       $9.073         0
                                                                   2010        $9.073      $10.388         0
                                                                   2011       $10.388       $9.513         0
                                                                   2012        $9.513      $10.397         0
                                                                   2013       $10.397      $13.778         0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.119         0
                                                                   2005       $11.119      $11.344         0
                                                                   2006       $11.344      $11.936         0
                                                                   2007       $11.936      $14.114         0
                                                                   2008       $14.114       $8.499         0
                                                                   2009        $8.499      $12.062         0
                                                                   2010       $12.062      $14.458         0
                                                                   2011       $14.458      $12.682         0
                                                                   2012       $12.682      $14.109         0
                                                                   2013       $14.109      $18.859         0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP STOCK PORTFOLIO
                                                                   2004       $10.000      $11.102         0
                                                                   2005       $11.102      $11.716         0
                                                                   2006       $11.716      $12.823         0
                                                                   2007       $12.823      $12.574         0
                                                                   2008       $12.574       $7.435         0
                                                                   2009        $7.435       $9.180         0
                                                                   2010        $9.180      $11.228         0
                                                                   2011       $11.228      $10.510         0
                                                                   2012       $10.510      $11.738         0
                                                                   2013       $11.738      $14.916         0


                              197     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                                  2004       $12.222      $12.707         0
                                                                  2005       $12.707      $12.994         0
                                                                  2006       $12.994      $13.644         0
                                                                  2007       $13.644      $15.146         0
                                                                  2008       $15.146       $8.025         0
                                                                  2009        $8.025      $11.280         0
                                                                  2010       $11.280      $12.005         0
                                                                  2011       $12.005      $11.546         0
                                                                  2012       $11.546      $12.812         0
                                                                  2013       $12.812      $16.170         0
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL INCOME FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                                  2004       $12.997      $13.914         0
                                                                  2005       $13.914      $14.067         0
                                                                  2006       $14.067      $15.207         0
                                                                  2007       $15.207      $15.343         0
                                                                  2008       $15.343       $8.435         0
                                                                  2009        $8.435      $10.002         0
                                                                  2010       $10.002      $10.990         0
                                                                  2011       $10.990      $10.758         0
                                                                  2012       $10.758      $11.759         0
                                                                  2013       $11.759      $12.938         0
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                                  2004       $10.000      $10.087         0
                                                                  2005       $10.087      $10.066         0
                                                                  2006       $10.066      $10.300         0
                                                                  2007       $10.300      $10.453         0
                                                                  2008       $10.453       $6.210         0
                                                                  2009        $6.210       $6.603         0
                                                                  2010        $6.603       $7.165         0
                                                                  2011        $7.165       $7.541         0
                                                                  2012        $7.541       $8.101         0
                                                                  2013        $8.101       $7.869         0
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--
 SERVICE SHARES
                                                                  2004       $12.298      $14.322         0
                                                                  2005       $14.322      $15.640         0
                                                                  2006       $15.640      $15.664         0
                                                                  2007       $15.664      $16.193         0
                                                                  2008       $16.193       $8.019         0
                                                                  2009        $8.019      $10.342         0
                                                                  2010       $10.342      $12.824         0
                                                                  2011       $12.824      $12.610         0
                                                                  2012       $12.610      $14.283         0
                                                                  2013       $14.283      $18.889         0


                              198     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                      2004       $14.128      $16.377          0
                                                                      2005       $16.377      $18.216          0
                                                                      2006       $18.216      $20.848          0
                                                                      2007       $20.848      $21.563          0
                                                                      2008       $21.563      $12.545          0
                                                                      2009       $12.545      $17.047          0
                                                                      2010       $17.047      $19.233          0
                                                                      2011       $19.233      $17.156          0
                                                                      2012       $17.156      $20.232          0
                                                                      2013       $20.232      $25.054          0
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                      2004       $12.046      $12.737          0
                                                                      2005       $12.737      $12.729          0
                                                                      2006       $12.729      $13.310          0
                                                                      2007       $13.310      $14.217          0
                                                                      2008       $14.217      $11.855          0
                                                                      2009       $11.855      $13.688          0
                                                                      2010       $13.688      $15.319          0
                                                                      2011       $15.319      $15.035          0
                                                                      2012       $15.035      $16.588          0
                                                                      2013       $16.588      $16.115          0
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                      2004       $12.861      $13.636          0
                                                                      2005       $13.636      $13.564          0
                                                                      2006       $13.564      $14.448          0
                                                                      2007       $14.448      $14.020          0
                                                                      2008       $14.020       $2.929          0
                                                                      2009        $2.929       $3.597          0
                                                                      2010        $3.597       $4.014          0
                                                                      2011        $4.014       $3.814          0
                                                                      2012        $3.814       $4.207          0
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                      2004       $12.540      $13.346        498
                                                                      2005       $13.346      $13.761        525
                                                                      2006       $13.761      $15.400         29
                                                                      2007       $15.400      $15.638         29
                                                                      2008       $15.638       $9.358         29
                                                                      2009        $9.358      $11.680         29
                                                                      2010       $11.680      $13.192          0
                                                                      2011       $13.192      $12.823          0
                                                                      2012       $12.823      $14.580          0
                                                                      2013       $14.580      $18.687          0


                              199     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--
 SERVICE SHARES
                                                                     2004       $14.554      $16.914        428
                                                                     2005       $16.914      $18.096        213
                                                                     2006       $18.096      $20.234        211
                                                                     2007       $20.234      $19.452        210
                                                                     2008       $19.452      $11.759        209
                                                                     2009       $11.759      $15.695        207
                                                                     2010       $15.695      $18.833          0
                                                                     2011       $18.833      $17.927          0
                                                                     2012       $17.927      $20.569          0
                                                                     2013       $20.569      $28.205          0
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                     2009       $10.000      $11.976          0
                                                                     2010       $11.976      $13.150          0
                                                                     2011       $13.150      $13.070          0
                                                                     2012       $13.070      $15.204          0
                                                                     2013       $15.204      $19.631          0
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                                     2004       $11.992      $12.654          0
                                                                     2005       $12.654      $12.833          0
                                                                     2006       $12.833      $14.006          0
                                                                     2007       $14.006      $13.786          0
                                                                     2008       $13.786       $7.968          0
                                                                     2009        $7.968       $9.761          0
                                                                     2010        $9.761      $10.548          0
                                                                     2011       $10.548      $10.571          0
                                                                     2012       $10.571      $11.599          0
                                                                     2013       $11.599      $13.357          0
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                                     2004       $12.339      $13.128          0
                                                                     2005       $13.128      $13.695          0
                                                                     2006       $13.695      $15.072          0
                                                                     2007       $15.072      $15.127          0
                                                                     2008       $15.127       $9.835          0
                                                                     2009        $9.835      $12.966          0
                                                                     2010       $12.966      $14.501          0
                                                                     2011       $14.501      $14.081          0
                                                                     2012       $14.081      $15.679          0
                                                                     2013       $15.679      $18.269          0


                              200     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                     Number of
                                                          Accumulation Accumulation    Units
                                             For the Year  Unit Value   Unit Value  Outstanding
                                                Ending    at Beginning    at End      at End
Sub-Accounts                                 December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                 2004       $11.218      $11.718         0
                                                 2005       $11.718      $12.935         0
                                                 2006       $12.935      $12.966         0
                                                 2007       $12.966      $12.566         0
                                                 2008       $12.566      $10.161         0
                                                 2009       $10.161      $12.484         0
                                                 2010       $12.484      $12.474         0
                                                 2011       $12.474      $12.020         0
                                                 2012       $12.020      $14.330         0
                                                 2013       $14.330      $19.796         0
-----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                 2004       $13.975      $16.543         0
                                                 2005       $16.543      $17.516         0
                                                 2006       $17.516      $21.699         0
                                                 2007       $21.699      $25.376         0
                                                 2008       $25.376      $17.199         0
                                                 2009       $17.199      $18.004         0
                                                 2010       $18.004      $17.878         0
                                                 2011       $17.878      $16.491         0
                                                 2012       $16.491      $16.890         0
                                                 2013       $16.890      $18.745         0
-----------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                 2004       $13.404      $14.522         0
                                                 2005       $14.522      $14.902         0
                                                 2006       $14.902      $16.845         0
                                                 2007       $16.845      $15.431         0
                                                 2008       $15.431       $9.224         0
                                                 2009        $9.224      $11.675         0
                                                 2010       $11.675      $13.022         0
                                                 2011       $13.022      $12.109         0
                                                 2012       $12.109      $14.066         0
                                                 2013       $14.066      $18.609         0
-----------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                 2004       $13.245      $14.277         0
                                                 2005       $14.277      $14.353         0
                                                 2006       $14.353      $15.470         0
                                                 2007       $15.470      $15.504         0
                                                 2008       $15.504      $11.177         0
                                                 2009       $11.177      $16.368         0
                                                 2010       $16.368      $18.202         0
                                                 2011       $18.202      $18.061         0
                                                 2012       $18.061      $20.430         0
                                                 2013       $20.430      $21.486         0


                              201     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2004       $10.364      $10.554         0
                                                   2005       $10.554      $10.535         0
                                                   2006       $10.535      $10.738         0
                                                   2007       $10.738      $11.016         0
                                                   2008       $11.016       $8.171         0
                                                   2009        $8.171      $11.686         0
                                                   2010       $11.686      $12.520         0
                                                   2011       $12.520      $12.819         0
                                                   2012       $12.819      $13.842         0
                                                   2013       $13.842      $13.750         0
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $13.282      $15.049         0
                                                   2005       $15.049      $16.465         0
                                                   2006       $16.465      $20.507         0
                                                   2007       $20.507      $21.667         0
                                                   2008       $21.667      $11.841         0
                                                   2009       $11.841      $14.390         0
                                                   2010       $14.390      $15.439         0
                                                   2011       $15.439      $12.505         0
                                                   2012       $12.505      $14.866         0
                                                   2013       $14.866      $18.565         0
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2004       $12.894      $14.163         0
                                                   2005       $14.163      $15.027         0
                                                   2006       $15.027      $16.696         0
                                                   2007       $16.696      $15.437         0
                                                   2008       $15.437       $9.099         0
                                                   2009        $9.099      $11.607         0
                                                   2010       $11.607      $12.894         0
                                                   2011       $12.894      $12.579         0
                                                   2012       $12.579      $14.329         0
                                                   2013       $14.329      $18.881         0
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2004        $9.779       $9.598         0
                                                   2005        $9.598       $9.597         0
                                                   2006        $9.597       $9.770         0
                                                   2007        $9.770       $9.981         0
                                                   2008        $9.981       $9.982         0
                                                   2009        $9.982       $9.754         0
                                                   2010        $9.754       $9.515         0
                                                   2011        $9.515       $9.279         0
                                                   2012        $9.279       $9.049         0
                                                   2013        $9.049       $8.824         0


                              202     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                               2004       $13.395      $14.408          0
                                               2005       $14.408      $15.456          0
                                               2006       $15.456      $16.362          0
                                               2007       $16.362      $16.868          0
                                               2008       $16.868      $10.074          0
                                               2009       $10.074      $12.980          0
                                               2010       $12.980      $15.133          0
                                               2011       $15.133      $14.007          0
                                               2012       $14.007      $15.946          0
                                               2013       $15.946      $21.216          0
---------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                               2004       $14.464      $16.280          0
                                               2005       $16.280      $16.812          0
                                               2006       $16.812      $19.020          0
                                               2007       $19.020      $17.637          0
                                               2008       $17.637       $9.500          0
                                               2009        $9.500       $8.935          0
---------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                               2004       $12.997      $13.632        481
                                               2005       $13.632      $13.960        478
                                               2006       $13.960      $15.153          0
                                               2007       $15.153      $14.856          0
                                               2008       $14.856       $8.902          0
                                               2009        $8.902      $11.561          0
                                               2010       $11.561      $13.120          0
                                               2011       $13.120      $12.570          0
                                               2012       $12.570      $14.453          0
                                               2013       $14.453      $18.795          0
---------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                               2004       $13.460      $15.567          0
                                               2005       $15.567      $17.025          0
                                               2006       $17.025      $17.507          0
                                               2007       $17.507      $17.719          0
                                               2008       $17.719       $9.408          0
                                               2009        $9.408      $12.729          0
                                               2010       $12.729      $14.449          0


                              203     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2004       $12.305      $12.603            0
                                                   2005       $12.603      $12.989            0
                                                   2006       $12.989      $13.355            0
                                                   2007       $13.355      $13.740            0
                                                   2008       $13.740       $8.436            0
                                                   2009        $8.436      $13.482            0
                                                   2010       $13.482      $15.881            0
                                                   2011       $15.881      $12.722            0
                                                   2012       $12.722      $14.169            0
                                                   2013       $14.169      $19.858            0
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2004       $13.770      $14.780            0
                                                   2005       $14.780      $16.162            0
                                                   2006       $16.162      $17.464            0
                                                   2007       $17.464      $18.115            0
                                                   2008       $18.115      $15.018            0
                                                   2009       $15.018      $19.054            0
                                                   2010       $19.054      $20.390            0
                                                   2011       $20.390      $21.252            0
                                                   2012       $21.252      $24.426            0
                                                   2013       $24.426      $21.732            0
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.996            0
                                                   2005       $10.996      $12.007            0
                                                   2006       $12.007      $14.228            0
                                                   2007       $14.228      $15.228            0
                                                   2008       $15.228      $10.551            0
                                                   2009       $10.551      $13.331            0
                                                   2010       $13.331      $14.825            0
                                                   2011       $14.825      $15.765            0
                                                   2012       $15.765      $17.768            0
                                                   2013       $17.768      $20.732            0
-------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
                                                   2004       $10.000      $10.697            0
                                                   2005       $10.697      $12.071            0
                                                   2006       $12.071      $12.254      688,857
                                                   2007       $12.254      $14.565          851
                                                   2008       $14.565       $7.216          845
                                                   2009        $7.216      $11.649          838
                                                   2010       $11.649      $13.956            0
                                                   2011       $13.956      $13.229            0
                                                   2012       $13.229      $14.753            0
                                                   2013       $14.753      $21.301            0


                              204     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.672          0
                                                  2005       $10.672      $12.018          0
                                                  2006       $12.018      $12.166          0
                                                  2007       $12.166      $14.432          0
                                                  2008       $14.432       $7.127          0
                                                  2009        $7.127      $11.478          0
                                                  2010       $11.478      $13.723          0
                                                  2011       $13.723      $12.975          0
                                                  2012       $12.975      $14.429          0
                                                  2013       $14.429      $20.785          0
------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.772          0
                                                  2007        $9.772      $11.682          0
                                                  2008       $11.682       $6.058          0
                                                  2009        $6.058       $9.296          0
                                                  2010        $9.296      $11.990          0
                                                  2011       $11.990      $10.853          0
                                                  2012       $10.853      $11.481          0
                                                  2013       $11.481      $15.391          0
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2004       $13.510      $15.670          0
                                                  2005       $15.670      $17.250          0
                                                  2006       $17.250      $18.813        211
                                                  2007       $18.813      $18.885        210
                                                  2008       $18.885      $10.968        208
                                                  2009       $10.968      $15.684        207
                                                  2010       $15.684      $19.355          0
                                                  2011       $19.355      $17.229          0
                                                  2012       $17.229      $19.270          0
                                                  2013       $19.270      $32.194          0
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2004       $14.402      $19.109          0
                                                  2005       $19.109      $21.756          0
                                                  2006       $21.756      $29.208          0
                                                  2007       $29.208      $23.558          0
                                                  2008       $23.558      $14.228          0
                                                  2009       $14.228      $17.827          0
                                                  2010       $17.827      $22.516          0
                                                  2011       $22.516      $23.200          0
                                                  2012       $23.200      $26.155          0
                                                  2013       $26.155      $25.950          0


                              205     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                     2004       $10.000       $9.805         0
                                                     2005        $9.805       $9.793         0
                                                     2006        $9.793       $9.948         0
                                                     2007        $9.948      $10.132         0
                                                     2008       $10.132      $10.056         0
                                                     2009       $10.056       $9.815         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.


                              206     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.263      414,282
                                                            2007       $10.263      $11.834      723,702
                                                            2008       $11.834       $6.667      709,286
                                                            2009        $6.667       $8.879      601,778
                                                            2010        $8.879      $10.207      457,330
                                                            2011       $10.207       $9.755      278,431
                                                            2012        $9.755      $11.138      209,648
                                                            2013       $11.138      $14.339      182,434
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.454      130,383
                                                            2007       $10.454      $11.142      148,898
                                                            2008       $11.142       $8.197       65,773
                                                            2009        $8.197       $9.989       55,401
                                                            2010        $9.989      $11.052       39,273
                                                            2011       $11.052      $10.819       60,877
                                                            2012       $10.819      $11.868       54,470
                                                            2013       $11.868      $13.207       31,225
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.484       36,399
                                                            2007       $10.484      $11.333       99,598
                                                            2008       $11.333       $7.487       65,030
                                                            2009        $7.487       $9.462       27,133
                                                            2010        $9.462      $10.635       24,098
                                                            2011       $10.635      $10.326       49,240
                                                            2012       $10.326      $11.478       35,812
                                                            2013       $11.478      $13.048       31,923
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.493       42,087
                                                            2007       $10.493      $11.458       40,167
                                                            2008       $11.458       $6.964       88,559
                                                            2009        $6.964       $8.981       82,513
                                                            2010        $8.981      $10.232       81,870
                                                            2011       $10.232       $9.775       12,194
                                                            2012        $9.775      $11.069       13,301
                                                            2013       $11.069      $13.211        5,401
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.345        9,730
                                                            2007       $10.345      $10.771       10,156
                                                            2008       $10.771       $9.455        4,355
                                                            2009        $9.455      $10.656        3,997
                                                            2010       $10.656      $11.236        2,189
                                                            2011       $11.236      $11.200          213
                                                            2012       $11.200      $11.700          201
                                                            2013       $11.700      $12.101          223


                              207     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.739         7,984
                                                               2007        $9.739      $11.710        10,829
                                                               2008       $11.710       $6.358        16,378
                                                               2009        $6.358       $9.027         9,794
                                                               2010        $9.027      $10.629        10,512
                                                               2011       $10.629      $10.497         3,415
                                                               2012       $10.497      $12.194         1,233
                                                               2013       $12.194      $16.138         6,432
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.816        37,450
                                                               2007       $10.816      $11.184        47,278
                                                               2008       $11.184       $6.909        85,968
                                                               2009        $6.909       $8.579        72,421
                                                               2010        $8.579       $9.676        41,785
                                                               2011        $9.676       $9.682        28,227
                                                               2012        $9.682      $11.006        23,708
                                                               2013       $11.006      $14.273        18,408
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.872        94,755
                                                               2007        $9.872      $11.192       192,846
                                                               2008       $11.192       $6.645       203,011
                                                               2009        $6.645       $9.130       175,340
                                                               2010        $9.130      $11.540       141,472
                                                               2011       $11.540      $10.114       106,342
                                                               2012       $10.114      $11.391        81,963
                                                               2013       $11.391      $15.215        71,804
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2004       $13.409      $14.582       236,098
                                                               2005       $14.582      $14.840       310,781
                                                               2006       $14.840      $17.034       302,687
                                                               2007       $17.034      $16.124       261,390
                                                               2008       $16.124      $10.280       205,726
                                                               2009       $10.280      $12.790       177,653
                                                               2010       $12.790      $14.672       132,201
                                                               2011       $14.672      $14.771       114,763
                                                               2012       $14.771      $16.297        82,084
                                                               2013       $16.297      $20.765        66,484
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.233        66,922
                                                               2005       $11.233      $11.221     1,005,366
                                                               2006       $11.221      $13.044     2,122,022
                                                               2007       $13.044      $13.304     2,815,817
                                                               2008       $13.304       $9.200     2,181,007
                                                               2009        $9.200      $12.264     1,764,424
                                                               2010       $12.264      $13.585     1,293,447
                                                               2011       $13.585      $13.674       980,131
                                                               2012       $13.674      $15.144       823,280
                                                               2013       $15.144      $16.963       676,234


                              208     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.523         2,116
                                                                  2005       $10.523      $10.455       378,307
                                                                  2006       $10.455      $11.399       825,544
                                                                  2007       $11.399      $11.903     1,001,796
                                                                  2008       $11.903       $7.661       880,173
                                                                  2009        $7.661       $9.771       773,389
                                                                  2010        $9.771      $10.719       538,058
                                                                  2011       $10.719      $10.380       394,360
                                                                  2012       $10.380      $11.467       298,662
                                                                  2013       $11.467      $14.501       231,236
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2004       $14.581      $17.739       168,475
                                                                  2005       $17.739      $18.969       285,208
                                                                  2006       $18.969      $21.816       356,890
                                                                  2007       $21.816      $20.935       345,544
                                                                  2008       $20.935      $13.785       247,439
                                                                  2009       $13.785      $17.504       206,772
                                                                  2010       $17.504      $22.064       152,352
                                                                  2011       $22.064      $20.877       116,901
                                                                  2012       $20.877      $24.297        85,410
                                                                  2013       $24.297      $32.542        67,313
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $15.564      $17.057         3,941
                                                                  2005       $17.057      $17.572         8,813
                                                                  2006       $17.572      $18.778         7,164
                                                                  2007       $18.778      $20.534         5,267
                                                                  2008       $20.534      $11.608         2,199
                                                                  2009       $11.608      $16.384         1,637
                                                                  2010       $16.384      $20.557         1,538
                                                                  2011       $20.557      $19.234         1,150
                                                                  2012       $19.234      $20.960           824
                                                                  2013       $20.960      $28.468           688
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.246        42,893
                                                                  2005       $10.246      $10.315       136,448
                                                                  2006       $10.315      $10.549       257,214
                                                                  2007       $10.549      $11.055       355,522
                                                                  2008       $11.055      $11.693       492,222
                                                                  2009       $11.693      $11.851       483,472
                                                                  2010       $11.851      $12.266       348,199
                                                                  2011       $12.266      $12.745       245,367
                                                                  2012       $12.745      $12.765       228,674
                                                                  2013       $12.765      $12.268       151,258


                              209     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                 2006       $10.000      $11.011       320,169
                                                                 2007       $11.011      $12.107       558,370
                                                                 2008       $12.107       $8.515       496,269
                                                                 2009        $8.515      $10.323       331,500
                                                                 2010       $10.323      $11.362       236,990
                                                                 2011       $11.362      $10.840       174,737
                                                                 2012       $10.840      $12.080       130,342
                                                                 2013       $12.080      $15.156       228,819
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2004       $12.703      $14.065       358,905
                                                                 2005       $14.065      $15.288       688,072
                                                                 2006       $15.288      $17.793     1,079,337
                                                                 2007       $17.793      $18.099     1,269,936
                                                                 2008       $18.099      $11.190     1,016,065
                                                                 2009       $11.190      $13.867       797,516
                                                                 2010       $13.867      $15.159       591,846
                                                                 2011       $15.159      $14.748       459,856
                                                                 2012       $14.748      $16.563       379,079
                                                                 2013       $16.563      $20.885       282,142
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2004       $16.896      $20.715        85,691
                                                                 2005       $20.715      $25.952       122,683
                                                                 2006       $25.952      $32.682       166,538
                                                                 2007       $32.682      $41.374       194,282
                                                                 2008       $41.374      $19.236       150,573
                                                                 2009       $19.236      $32.639       122,960
                                                                 2010       $32.639      $37.731        89,048
                                                                 2011       $37.731      $31.213        66,518
                                                                 2012       $31.213      $34.723        52,151
                                                                 2013       $34.723      $33.821        30,536
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2004       $13.616      $15.866       104,501
                                                                 2005       $15.866      $17.185       354,268
                                                                 2006       $17.185      $20.518       733,746
                                                                 2007       $20.518      $23.288       922,024
                                                                 2008       $23.288      $13.649       778,137
                                                                 2009       $13.649      $18.389       662,465
                                                                 2010       $18.389      $19.599       500,703
                                                                 2011       $19.599      $17.219       397,437
                                                                 2012       $17.219      $20.014       298,460
                                                                 2013       $20.014      $24.195       226,771


                              210     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                               Number of
                                                                                    Accumulation Accumulation    Units
                                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                                           December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                           2004       $12.905      $14.556        4,209
                                                                           2005       $14.556      $13.871        5,030
                                                                           2006       $13.871      $15.378        5,249
                                                                           2007       $15.378      $16.780        3,012
                                                                           2008       $16.780      $17.521        4,760
                                                                           2009       $17.521      $20.443        3,046
                                                                           2010       $20.443      $23.001        2,970
                                                                           2011       $23.001      $22.416        3,425
                                                                           2012       $22.416      $25.357        2,649
                                                                           2013       $25.357      $25.334        1,278
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES II
                                                                           2004       $11.753      $12.337       49,070
                                                                           2005       $12.337      $13.056       81,791
                                                                           2006       $13.056      $13.172       88,072
                                                                           2007       $13.172      $15.104       83,140
                                                                           2008       $15.104       $7.555       61,776
                                                                           2009        $7.555      $12.304       53,009
                                                                           2010       $12.304      $14.462       40,941
                                                                           2011       $14.462      $13.310       28,687
                                                                           2012       $13.310      $14.837       25,903
                                                                           2013       $14.837      $20.392       18,087
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                           2004       $10.000      $11.299      104,318
                                                                           2005       $11.299      $12.476      113,259
                                                                           2006       $12.476      $14.804       85,256
                                                                           2007       $14.804      $15.694       65,948
                                                                           2008       $15.694       $9.058       32,724
                                                                           2009        $9.058      $12.397       24,906
                                                                           2010       $12.397      $14.898       19,561
                                                                           2011       $14.898      $14.782       15,380
                                                                           2012       $14.782      $17.046       11,510
                                                                           2013       $17.046      $22.501        7,360
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES II
                                                                           2004       $10.000      $11.292       33,745
                                                                           2005       $11.292      $12.451       71,563
                                                                           2006       $12.451      $14.765      150,213
                                                                           2007       $14.765      $15.638      209,679
                                                                           2008       $15.638       $9.006      181,842
                                                                           2009        $9.006      $12.320      160,274
                                                                           2010       $12.320      $14.799      116,091
                                                                           2011       $14.799      $14.670       85,310
                                                                           2012       $14.670      $16.884       68,581
                                                                           2013       $16.884      $22.231       48,522


                              211     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                          2004       $10.000      $11.336       53,964
                                                                          2005       $11.336      $11.603      402,711
                                                                          2006       $11.603      $13.237      647,016
                                                                          2007       $13.237      $12.709      665,447
                                                                          2008       $12.709       $8.021      537,414
                                                                          2009        $8.021      $10.126      407,245
                                                                          2010       $10.126      $11.517      268,144
                                                                          2011       $11.517      $11.084      196,598
                                                                          2012       $11.084      $12.959      137,932
                                                                          2013       $12.959      $17.282      108,001
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                                          2004       $10.000      $10.959       70,540
                                                                          2005       $10.959      $11.570      222,716
                                                                          2006       $11.570      $12.805      415,319
                                                                          2007       $12.805      $13.011      401,611
                                                                          2008       $13.011       $9.890      326,479
                                                                          2009        $9.890      $11.909      245,044
                                                                          2010       $11.909      $13.117      148,033
                                                                          2011       $13.117      $12.728      127,309
                                                                          2012       $12.728      $14.062      100,084
                                                                          2013       $14.062      $17.265       76,702
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--
 SERIES II
                                                                          2004       $13.371      $15.002      146,747
                                                                          2005       $15.002      $16.182      296,595
                                                                          2006       $16.182      $18.451      387,496
                                                                          2007       $18.451      $18.595      334,095
                                                                          2008       $18.595      $12.392      257,830
                                                                          2009       $12.392      $15.120      219,842
                                                                          2010       $15.120      $16.677      163,294
                                                                          2011       $16.677      $16.025      129,504
                                                                          2012       $16.025      $18.014      115,094
                                                                          2013       $18.014      $23.690       85,546
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                          2004       $10.000      $11.122       49,268
                                                                          2005       $11.122      $12.150       62,073
                                                                          2006       $12.150      $12.533       45,545
                                                                          2007       $12.533      $14.489       39,401
                                                                          2008       $14.489       $7.573       12,991
                                                                          2009        $7.573      $11.641        9,989
                                                                          2010       $11.641      $14.566        7,341
                                                                          2011       $14.566      $12.980        5,552
                                                                          2012       $12.980      $14.244        3,128
                                                                          2013       $14.244      $19.129        2,927


                              212     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                   2004       $10.000      $10.360        3,670
                                                                   2005       $10.360      $10.319      188,567
                                                                   2006       $10.319      $11.091      388,338
                                                                   2007       $11.091      $11.577      495,383
                                                                   2008       $11.577       $9.386      389,523
                                                                   2009        $9.386      $12.393      331,061
                                                                   2010       $12.393      $13.684      249,181
                                                                   2011       $13.684      $14.043      197,982
                                                                   2012       $14.043      $15.535      167,059
                                                                   2013       $15.535      $16.521      137,605
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                   2004       $10.000      $10.909        1,724
                                                                   2005       $10.909      $11.471       75,627
                                                                   2006       $11.471      $12.929      147,228
                                                                   2007       $12.929      $13.563      126,050
                                                                   2008       $13.563       $9.511       98,141
                                                                   2009        $9.511      $11.779      102,450
                                                                   2010       $11.779      $13.783       86,974
                                                                   2011       $13.783      $12.942       76,212
                                                                   2012       $12.942      $14.070       58,727
                                                                   2013       $14.070      $18.778       44,245
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.893       11,058
                                                                   2005       $10.893      $11.057      149,184
                                                                   2006       $11.057      $12.749      311,007
                                                                   2007       $12.749      $12.963      391,344
                                                                   2008       $12.963       $8.102      269,542
                                                                   2009        $8.102       $9.471      227,548
                                                                   2010        $9.471      $10.932      195,108
                                                                   2011       $10.932      $10.094      139,901
                                                                   2012       $10.094      $11.122      126,756
                                                                   2013       $11.122      $14.860       91,723
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.141        2,150
                                                                   2005       $11.141      $11.460       37,104
                                                                   2006       $11.460      $12.156      134,749
                                                                   2007       $12.156      $14.493      199,136
                                                                   2008       $14.493       $8.799      163,727
                                                                   2009        $8.799      $12.590      155,579
                                                                   2010       $12.590      $15.215      117,525
                                                                   2011       $15.215      $13.455       90,728
                                                                   2012       $13.455      $15.093       66,328
                                                                   2013       $15.093      $20.339       50,305


                              213     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP STOCK PORTFOLIO
                                                              2004       $10.000      $11.124           16
                                                              2005       $11.124      $11.836      431,792
                                                              2006       $11.836      $13.060      720,550
                                                              2007       $13.060      $12.913      767,839
                                                              2008       $12.913       $7.698      649,218
                                                              2009        $7.698       $9.582      528,877
                                                              2010        $9.582      $11.816      359,792
                                                              2011       $11.816      $11.151      296,496
                                                              2012       $11.151      $12.556      236,814
                                                              2013       $12.556      $16.087      149,060
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2004       $12.289      $12.881      124,466
                                                              2005       $12.881      $13.280      313,104
                                                              2006       $13.280      $14.059      394,571
                                                              2007       $14.059      $15.735      358,649
                                                              2008       $15.735       $8.405      328,673
                                                              2009        $8.405      $11.912      258,339
                                                              2010       $11.912      $12.781      190,033
                                                              2011       $12.781      $12.393      150,747
                                                              2012       $12.393      $13.865      125,190
                                                              2013       $13.865      $17.643      103,639
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL INCOME FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2004       $13.112      $14.152      124,555
                                                              2005       $14.152      $14.425      184,065
                                                              2006       $14.425      $15.722      190,342
                                                              2007       $15.722      $15.993      170,766
                                                              2008       $15.993       $8.865      129,736
                                                              2009        $8.865      $10.598      124,736
                                                              2010       $10.598      $11.739       98,351
                                                              2011       $11.739      $11.586       90,458
                                                              2012       $11.586      $12.768       80,509
                                                              2013       $12.768      $14.163       65,839
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.108          274
                                                              2005       $10.108      $10.169       55,948
                                                              2006       $10.169      $10.491      456,364
                                                              2007       $10.491      $10.734      845,679
                                                              2008       $10.734       $6.429      791,707
                                                              2009        $6.429       $6.893      755,522
                                                              2010        $6.893       $7.541      621,580
                                                              2011        $7.541       $8.001      428,332
                                                              2012        $8.001       $8.666      335,918
                                                              2013        $8.666       $8.487      284,332


                              214     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--
 SERVICE SHARES
                                                                      2004       $12.406      $14.567       68,809
                                                                      2005       $14.567      $16.038      102,358
                                                                      2006       $16.038      $16.193      132,006
                                                                      2007       $16.193      $16.879      111,355
                                                                      2008       $16.879       $8.427       65,981
                                                                      2009        $8.427      $10.958       57,944
                                                                      2010       $10.958      $13.699       54,073
                                                                      2011       $13.699      $13.580       46,048
                                                                      2012       $13.580      $15.508       39,642
                                                                      2013       $15.508      $20.678       29,289
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                      2004       $14.253      $16.657       62,907
                                                                      2005       $16.657      $18.679       59,949
                                                                      2006       $18.679      $21.553       90,930
                                                                      2007       $21.553      $22.475       82,603
                                                                      2008       $22.475      $13.184       61,365
                                                                      2009       $13.184      $18.062       47,429
                                                                      2010       $18.062      $20.545       33,263
                                                                      2011       $20.545      $18.476       26,470
                                                                      2012       $18.476      $21.969       21,986
                                                                      2013       $21.969      $27.427       17,351
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                      2004       $12.153      $12.955      475,970
                                                                      2005       $12.955      $13.052      837,415
                                                                      2006       $13.052      $13.761      941,030
                                                                      2007       $13.761      $14.819      918,620
                                                                      2008       $14.819      $12.458      681,916
                                                                      2009       $12.458      $14.502      542,217
                                                                      2010       $14.502      $16.364      412,626
                                                                      2011       $16.364      $16.192      318,923
                                                                      2012       $16.192      $18.011      298,714
                                                                      2013       $18.011      $17.642      265,666
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                      2004       $12.975      $13.869      165,436
                                                                      2005       $13.869      $13.909      197,061
                                                                      2006       $13.909      $14.936      160,880
                                                                      2007       $14.936      $14.614      134,180
                                                                      2008       $14.614       $3.078      135,257
                                                                      2009        $3.078       $3.811      139,723
                                                                      2010        $3.811       $4.288      117,686
                                                                      2011        $4.288       $4.108      103,855
                                                                      2012        $4.108       $4.561            0


                              215     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                     2004       $12.650      $13.574      196,103
                                                                     2005       $13.574      $14.111      446,470
                                                                     2006       $14.111      $15.921      653,766
                                                                     2007       $15.921      $16.300      674,700
                                                                     2008       $16.300       $9.835      587,158
                                                                     2009        $9.835      $12.375      499,694
                                                                     2010       $12.375      $14.092      370,750
                                                                     2011       $14.092      $13.810      282,723
                                                                     2012       $13.810      $15.831      223,036
                                                                     2013       $15.831      $20.457      173,736
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--
 SERVICE SHARES
                                                                     2004       $14.682      $17.203      106,502
                                                                     2005       $17.203      $18.556      180,178
                                                                     2006       $18.556      $20.918      260,535
                                                                     2007       $20.918      $20.276      252,429
                                                                     2008       $20.276      $12.357      187,285
                                                                     2009       $12.357      $16.629      145,775
                                                                     2010       $16.629      $20.118      109,483
                                                                     2011       $20.118      $19.307       69,577
                                                                     2012       $19.307      $22.334       53,031
                                                                     2013       $22.334      $30.876       43,081
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                     2009       $10.000      $12.689      283,803
                                                                     2010       $12.689      $14.048      204,074
                                                                     2011       $14.048      $14.076      145,412
                                                                     2012       $14.076      $16.509      112,792
                                                                     2013       $16.509      $21.491       89,145
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                                     2004       $12.098      $12.870      157,776
                                                                     2005       $12.870      $13.159      218,982
                                                                     2006       $13.159      $14.480      184,184
                                                                     2007       $14.480      $14.370      248,096
                                                                     2008       $14.370       $8.374      166,587
                                                                     2009        $8.374      $10.342      141,098
                                                                     2010       $10.342      $11.268       97,054
                                                                     2011       $11.268      $11.385       82,723
                                                                     2012       $11.385      $12.595       69,669
                                                                     2013       $12.595      $14.623       49,146


                              216     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004       $12.448      $13.353       35,146
                                                      2005       $13.353      $14.043      132,476
                                                      2006       $14.043      $15.582      172,913
                                                      2007       $15.582      $15.767      162,161
                                                      2008       $15.767      $10.335      107,317
                                                      2009       $10.335      $13.738       95,280
                                                      2010       $13.738      $15.490       62,032
                                                      2011       $15.490      $15.165       48,242
                                                      2012       $15.165      $17.025       41,631
                                                      2013       $17.025      $20.000       35,272
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                      2004       $11.317      $11.919       34,838
                                                      2005       $11.919      $13.264       31,655
                                                      2006       $13.264      $13.405       24,547
                                                      2007       $13.405      $13.098       12,934
                                                      2008       $13.098      $10.678       23,876
                                                      2009       $10.678      $13.227       21,918
                                                      2010       $13.227      $13.325       22,632
                                                      2011       $13.325      $12.946       22,653
                                                      2012       $12.946      $15.560       20,276
                                                      2013       $15.560      $21.671       18,879
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                      2004       $14.075      $16.826       25,933
                                                      2005       $16.826      $17.961       23,337
                                                      2006       $17.961      $22.432       18,945
                                                      2007       $22.432      $26.449       13,069
                                                      2008       $26.449      $18.074        8,045
                                                      2009       $18.074      $19.076        6,771
                                                      2010       $19.076      $19.097        5,419
                                                      2011       $19.097      $17.760        5,618
                                                      2012       $17.760      $18.339        2,691
                                                      2013       $18.339      $20.520        2,259
----------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                      2004       $14.075      $14.771      186,092
                                                      2005       $14.771      $15.281      223,540
                                                      2006       $15.281      $17.414      189,319
                                                      2007       $17.414      $16.084      159,148
                                                      2008       $16.084       $9.693      116,929
                                                      2009        $9.693      $12.370      100,412
                                                      2010       $12.370      $13.910       86,978
                                                      2011       $13.910      $13.041       76,604
                                                      2012       $13.041      $15.273       60,011
                                                      2013       $15.273      $20.372       44,018


                              217     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2004       $13.362      $14.521      182,596
                                                   2005       $14.521      $14.718      293,917
                                                   2006       $14.718      $15.993      301,544
                                                   2007       $15.993      $16.161      305,846
                                                   2008       $16.161      $11.746      217,102
                                                   2009       $11.746      $17.342      215,207
                                                   2010       $17.342      $19.443      164,105
                                                   2011       $19.443      $19.451      138,401
                                                   2012       $19.451      $22.183      119,328
                                                   2013       $22.183      $23.521       65,204
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2004       $10.456      $10.735      329,460
                                                   2005       $10.735      $10.803      676,821
                                                   2006       $10.803      $11.101      914,327
                                                   2007       $11.101      $11.482      932,946
                                                   2008       $11.482       $8.587      701,127
                                                   2009        $8.587      $12.381      537,163
                                                   2010       $12.381      $13.374      423,127
                                                   2011       $13.374      $13.806      309,378
                                                   2012       $13.806      $15.030      252,654
                                                   2013       $15.030      $15.052      226,045
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $13.399      $15.306       72,525
                                                   2005       $15.306      $16.884      136,789
                                                   2006       $16.884      $21.200      208,019
                                                   2007       $21.200      $22.584      267,987
                                                   2008       $22.584      $12.444      235,795
                                                   2009       $12.444      $15.247      216,061
                                                   2010       $15.247      $16.492      180,562
                                                   2011       $16.492      $13.468      161,840
                                                   2012       $13.468      $16.142      126,311
                                                   2013       $16.142      $20.324       99,198
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2004       $13.008      $14.405       41,743
                                                   2005       $14.405      $15.409       60,847
                                                   2006       $15.409      $17.260       59,846
                                                   2007       $17.260      $16.090       56,727
                                                   2008       $16.090       $9.562       57,533
                                                   2009        $9.562      $12.299       53,186
                                                   2010       $12.299      $13.774       43,590
                                                   2011       $13.774      $13.547       37,786
                                                   2012       $13.547      $15.559       33,195
                                                   2013       $15.559      $20.669       31,416


                              218     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                               2004        $9.865       $9.763       641,522
                                               2005        $9.763       $9.841       952,353
                                               2006        $9.841      $10.100     1,202,292
                                               2007       $10.100      $10.404     1,302,640
                                               2008       $10.404      $10.491       895,485
                                               2009       $10.491      $10.335     1,009,635
                                               2010       $10.335      $10.164       824,169
                                               2011       $10.164       $9.994       627,782
                                               2012        $9.994       $9.825       592,899
                                               2013        $9.825       $9.660       613,310
---------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                               2004       $13.513      $14.654        33,167
                                               2005       $14.654      $15.849        32,056
                                               2006       $15.849      $16.915        20,031
                                               2007       $16.915      $17.582         4,574
                                               2008       $17.582      $10.587         3,141
                                               2009       $10.587      $13.753         2,744
                                               2010       $13.753      $16.165        18,102
                                               2011       $16.165      $15.085        11,431
                                               2012       $15.085      $17.315         9,291
                                               2013       $17.315      $23.225         7,888
---------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                               2004       $14.592      $16.559        96,870
                                               2005       $16.559      $17.239       252,139
                                               2006       $17.239      $19.663       343,255
                                               2007       $19.663      $18.384       382,838
                                               2008       $18.384       $9.984       325,754
                                               2009        $9.984       $9.399             0
---------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                               2004       $13.112      $13.865        14,354
                                               2005       $13.865      $14.315        14,048
                                               2006       $14.315      $15.665        13,472
                                               2007       $15.665      $15.485         9,001
                                               2008       $15.485       $9.355        10,330
                                               2009        $9.355      $12.250         6,797
                                               2010       $12.250      $14.015         5,565
                                               2011       $14.015      $13.538         6,012
                                               2012       $13.538      $15.693         5,059
                                               2013       $15.693      $20.575         3,586
---------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                               2004       $13.579      $15.833        82,701
                                               2005       $15.833      $17.458        64,526
                                               2006       $17.458      $18.099        58,064
                                               2007       $18.099      $18.470        51,749
                                               2008       $18.470       $9.887        29,195
                                               2009        $9.887      $13.487        18,368
                                               2010       $13.487      $15.401             0


                              219     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2004       $12.414      $12.818      248,311
                                                   2005       $12.818      $13.320      317,126
                                                   2006       $13.320      $13.807      316,832
                                                   2007       $13.807      $14.322      249,085
                                                   2008       $14.322       $8.865      189,190
                                                   2009        $8.865      $14.284      131,514
                                                   2010       $14.284      $16.964      100,660
                                                   2011       $16.964      $13.701       92,916
                                                   2012       $13.701      $15.385       75,424
                                                   2013       $15.385      $21.739       56,162
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2004       $13.891      $15.033       61,335
                                                   2005       $15.033      $16.573       87,995
                                                   2006       $16.573      $18.054      103,578
                                                   2007       $18.054      $18.882       98,940
                                                   2008       $18.882      $15.782       58,386
                                                   2009       $15.782      $20.188       54,461
                                                   2010       $20.188      $21.780       45,203
                                                   2011       $21.780      $22.887       39,579
                                                   2012       $22.887      $26.522       34,527
                                                   2013       $26.522      $23.790       31,657
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2004       $10.000      $11.086       36,213
                                                   2005       $11.086      $12.205      306,837
                                                   2006       $12.205      $14.580      671,532
                                                   2007       $14.580      $15.734      793,322
                                                   2008       $15.734      $10.992      696,993
                                                   2009       $10.992      $14.000      582,715
                                                   2010       $14.000      $15.697      418,726
                                                   2011       $15.697      $16.829      335,572
                                                   2012       $16.829      $19.123      285,120
                                                   2013       $19.123      $22.497      249,258
-------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
                                                   2004       $10.000      $10.756       63,467
                                                   2005       $10.756      $12.236       57,712
                                                   2006       $12.236      $12.524       44,233
                                                   2007       $12.524      $15.008       18,828
                                                   2008       $15.008       $7.497       15,161
                                                   2009        $7.497      $12.202        9,385
                                                   2010       $12.202      $14.738        8,422
                                                   2011       $14.738      $14.084        4,448
                                                   2012       $14.084      $15.836        4,013
                                                   2013       $15.836      $23.053        2,661


                              220     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                     2004       $10.000      $10.731       41,130
                                                     2005       $10.731      $12.183       39,564
                                                     2006       $12.183      $12.434       34,463
                                                     2007       $12.434      $14.871       30,048
                                                     2008       $14.871       $7.405       31,018
                                                     2009        $7.405      $12.022       21,686
                                                     2010       $12.022      $14.492       17,723
                                                     2011       $14.492      $13.814       15,679
                                                     2012       $13.814      $15.488        8,117
                                                     2013       $15.488      $22.494        6,501
---------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                     2006       $10.000       $9.826      151,344
                                                     2007        $9.826      $11.844      287,553
                                                     2008       $11.844       $6.192      303,564
                                                     2009        $6.192       $9.580      218,132
                                                     2010        $9.580      $12.457      149,574
                                                     2011       $12.457      $11.368      114,103
                                                     2012       $11.368      $12.125       88,284
                                                     2013       $12.125      $16.388       61,551
---------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                     2004       $13.584      $15.885       33,746
                                                     2005       $15.885      $17.630       45,386
                                                     2006       $17.630      $19.384       35,762
                                                     2007       $19.384      $19.619       33,493
                                                     2008       $19.619      $11.488       39,583
                                                     2009       $11.488      $16.562       23,722
                                                     2010       $16.562      $20.606       20,927
                                                     2011       $20.606      $18.493       18,291
                                                     2012       $18.493      $20.854       14,200
                                                     2013       $20.854      $35.126       10,702
---------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                     2004       $14.529      $19.436      121,865
                                                     2005       $19.436      $22.309      275,668
                                                     2006       $22.309      $30.195      378,389
                                                     2007       $30.195      $24.555      372,415
                                                     2008       $24.555      $14.953      326,604
                                                     2009       $14.953      $18.888      264,687
                                                     2010       $18.888      $24.053      210,207
                                                     2011       $24.053      $24.986      188,619
                                                     2012       $24.986      $28.400      165,074
                                                     2013       $28.400      $28.409      179,784
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                     2004       $10.000       $9.885       95,428
                                                     2005        $9.885       $9.955      276,059
                                                     2006        $9.955      $10.195      280,454
                                                     2007       $10.195      $10.468      394,938
                                                     2008       $10.468      $10.475      436,606
                                                     2009       $10.475      $10.306            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.


                              221     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.200         0
                                                            2007       $10.200      $11.653         0
                                                            2008       $11.653       $6.505         0
                                                            2009        $6.505       $8.584         0
                                                            2010        $8.584       $9.777         0
                                                            2011        $9.777       $9.259         0
                                                            2012        $9.259      $10.475         0
                                                            2013       $10.475      $13.362         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.390         0
                                                            2007       $10.390      $10.972         0
                                                            2008       $10.972       $7.998         0
                                                            2009        $7.998       $9.657         0
                                                            2010        $9.657      $10.587         0
                                                            2011       $10.587      $10.269         0
                                                            2012       $10.269      $11.161         0
                                                            2013       $11.161      $12.307         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.420         0
                                                            2007       $10.420      $11.160         0
                                                            2008       $11.160       $7.305         0
                                                            2009        $7.305       $9.147         0
                                                            2010        $9.147      $10.187         0
                                                            2011       $10.187       $9.801         0
                                                            2012        $9.801      $10.794         0
                                                            2013       $10.794      $12.158         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.428         0
                                                            2007       $10.428      $11.282         0
                                                            2008       $11.282       $6.795         0
                                                            2009        $6.795       $8.682         0
                                                            2010        $8.682       $9.802         0
                                                            2011        $9.802       $9.278         0
                                                            2012        $9.278      $10.409         0
                                                            2013       $10.409      $12.311         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.281         0
                                                            2007       $10.281      $10.606         0
                                                            2008       $10.606       $9.225         0
                                                            2009        $9.225      $10.302         0
                                                            2010       $10.302      $10.764         0
                                                            2011       $10.764      $10.631         0
                                                            2012       $10.631      $11.003         0
                                                            2013       $11.003      $11.276         0


                              222     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.680           0
                                                               2007        $9.680      $11.531           0
                                                               2008       $11.531       $6.203           0
                                                               2009        $6.203       $8.727           0
                                                               2010        $8.727      $10.181           0
                                                               2011       $10.181       $9.963           0
                                                               2012        $9.963      $11.468           0
                                                               2013       $11.468      $15.038           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.750           0
                                                               2007       $10.750      $11.012           0
                                                               2008       $11.012       $6.741           0
                                                               2009        $6.741       $8.293           0
                                                               2010        $8.293       $9.268           0
                                                               2011        $9.268       $9.190           0
                                                               2012        $9.190      $10.351           0
                                                               2013       $10.351      $13.300           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.811           0
                                                               2007        $9.811      $11.021           0
                                                               2008       $11.021       $6.483           0
                                                               2009        $6.483       $8.826           0
                                                               2010        $8.826      $11.054           0
                                                               2011       $11.054       $9.600           0
                                                               2012        $9.600      $10.712           0
                                                               2013       $10.712      $14.178           0
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2004       $13.275      $14.304       1,424
                                                               2005       $14.304      $14.424       1,453
                                                               2006       $14.424      $16.406         423
                                                               2007       $16.406      $15.386         428
                                                               2008       $15.386       $9.720         938
                                                               2009        $9.720      $11.983         628
                                                               2010       $11.983      $13.619          23
                                                               2011       $13.619      $13.587          19
                                                               2012       $13.587      $14.853          18
                                                               2013       $14.853      $18.751           0


                              223     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.164           0
                                                                  2005       $11.164      $11.050         467
                                                                  2006       $11.050      $12.728         508
                                                                  2007       $12.728      $12.862         485
                                                                  2008       $12.862       $8.813         450
                                                                  2009        $8.813      $11.641         449
                                                                  2010       $11.641      $12.777         428
                                                                  2011       $12.777      $12.744         285
                                                                  2012       $12.744      $13.983         142
                                                                  2013       $13.983      $15.520           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.499           0
                                                                  2005       $10.499      $10.336           0
                                                                  2006       $10.336      $11.166           0
                                                                  2007       $11.166      $11.553           0
                                                                  2008       $11.553       $7.368           0
                                                                  2009        $7.368       $9.311           0
                                                                  2010        $9.311      $10.121           0
                                                                  2011       $10.121       $9.711           0
                                                                  2012        $9.711      $10.629           0
                                                                  2013       $10.629      $13.318           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2004       $14.435      $17.401       5,390
                                                                  2005       $17.401      $18.438       5,354
                                                                  2006       $18.438      $21.012         873
                                                                  2007       $21.012      $19.977         754
                                                                  2008       $19.977      $13.034         697
                                                                  2009       $13.034      $16.398           0
                                                                  2010       $16.398      $20.482           0
                                                                  2011       $20.482      $19.202           0
                                                                  2012       $19.202      $22.143           0
                                                                  2013       $22.143      $29.387         133
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $15.409      $16.732           0
                                                                  2005       $16.732      $17.080           0
                                                                  2006       $17.080      $18.085           0
                                                                  2007       $18.085      $19.595           0
                                                                  2008       $19.595      $10.975           0
                                                                  2009       $10.975      $15.350           0
                                                                  2010       $15.350      $19.083           0
                                                                  2011       $19.083      $17.692           0
                                                                  2012       $17.692      $19.102           0
                                                                  2013       $19.102      $25.707           0


                              224     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                 2004       $10.000      $10.183           0
                                                                 2005       $10.183      $10.158           0
                                                                 2006       $10.158      $10.294           0
                                                                 2007       $10.294      $10.688           0
                                                                 2008       $10.688      $11.201           0
                                                                 2009       $11.201      $11.249           0
                                                                 2010       $11.249      $11.537           0
                                                                 2011       $11.537      $11.877           0
                                                                 2012       $11.877      $11.787           0
                                                                 2013       $11.787      $11.225           0
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                 2006       $10.000      $10.943           0
                                                                 2007       $10.943      $11.921           0
                                                                 2008       $11.921       $8.308         675
                                                                 2009        $8.308       $9.980         731
                                                                 2010        $9.980      $10.884           0
                                                                 2011       $10.884      $10.289           0
                                                                 2012       $10.289      $11.361           0
                                                                 2013       $11.361      $14.123         276
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2004       $12.576      $13.797       4,637
                                                                 2005       $13.797      $14.860       4,937
                                                                 2006       $14.860      $17.137       1,078
                                                                 2007       $17.137      $17.271       1,022
                                                                 2008       $17.271      $10.580         939
                                                                 2009       $10.580      $12.991         613
                                                                 2010       $12.991      $14.072         317
                                                                 2011       $14.072      $13.565         305
                                                                 2012       $13.565      $15.095         282
                                                                 2013       $15.095      $18.860         207
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2004       $16.727      $20.321       1,931
                                                                 2005       $20.321      $25.226       1,763
                                                                 2006       $25.226      $31.477         324
                                                                 2007       $31.477      $39.483         280
                                                                 2008       $39.483      $18.188         259
                                                                 2009       $18.188      $30.579           0
                                                                 2010       $30.579      $35.026           0
                                                                 2011       $35.026      $28.710           0
                                                                 2012       $28.710      $31.646           0
                                                                 2013       $31.646      $30.542           0


                              225     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2004       $13.480      $15.564           0
                                                                 2005       $15.564      $16.704           0
                                                                 2006       $16.704      $19.762         512
                                                                 2007       $19.762      $22.223         442
                                                                 2008       $22.223      $12.906         409
                                                                 2009       $12.906      $17.228           0
                                                                 2010       $17.228      $18.193           0
                                                                 2011       $18.193      $15.838           0
                                                                 2012       $15.838      $18.240           0
                                                                 2013       $18.240      $21.849           0
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                 2004       $12.776      $14.279           0
                                                                 2005       $14.279      $13.482           0
                                                                 2006       $13.482      $14.811           0
                                                                 2007       $14.811      $16.013           0
                                                                 2008       $16.013      $16.566           0
                                                                 2009       $16.566      $19.152           0
                                                                 2010       $19.152      $21.352           0
                                                                 2011       $21.352      $20.619           0
                                                                 2012       $20.619      $23.110           0
                                                                 2013       $23.110      $22.878           0
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--
 SERIES II
                                                                 2004       $11.635      $12.102       2,937
                                                                 2005       $12.102      $12.690       2,926
                                                                 2006       $12.690      $12.687           0
                                                                 2007       $12.687      $14.413           0
                                                                 2008       $14.413       $7.144           0
                                                                 2009        $7.144      $11.527           0
                                                                 2010       $11.527      $13.425           0
                                                                 2011       $13.425      $12.242           0
                                                                 2012       $12.242      $13.522           0
                                                                 2013       $13.522      $18.414           0


                              226     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                       2004       $10.000      $11.229       1,052
                                                                       2005       $11.229      $12.286         975
                                                                       2006       $12.286      $14.446         861
                                                                       2007       $14.446      $15.174         788
                                                                       2008       $15.174       $8.677         746
                                                                       2009        $8.677      $11.767         338
                                                                       2010       $11.767      $14.012          22
                                                                       2011       $14.012      $13.775          19
                                                                       2012       $13.775      $15.740          17
                                                                       2013       $15.740      $20.586           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES II
                                                                       2004       $10.000      $11.223           0
                                                                       2005       $11.223      $12.261           0
                                                                       2006       $12.261      $14.408           0
                                                                       2007       $14.408      $15.119           0
                                                                       2008       $15.119       $8.627           0
                                                                       2009        $8.627      $11.694           0
                                                                       2010       $11.694      $13.919           0
                                                                       2011       $13.919      $13.671           0
                                                                       2012       $13.671      $15.590           0
                                                                       2013       $15.590      $20.339           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                       2004       $10.000      $11.266           0
                                                                       2005       $11.266      $11.426           0
                                                                       2006       $11.426      $12.917           0
                                                                       2007       $12.917      $12.288           0
                                                                       2008       $12.288       $7.684           0
                                                                       2009        $7.684       $9.611           0
                                                                       2010        $9.611      $10.832           0
                                                                       2011       $10.832      $10.329           0
                                                                       2012       $10.329      $11.965           0
                                                                       2013       $11.965      $15.811           0


                              227     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--
 SERIES II
                                                                       2004       $10.000      $10.892           0
                                                                       2005       $10.892      $11.394           0
                                                                       2006       $11.394      $12.496           0
                                                                       2007       $12.496      $12.579           0
                                                                       2008       $12.579       $9.474           0
                                                                       2009        $9.474      $11.304           0
                                                                       2010       $11.304      $12.336           0
                                                                       2011       $12.336      $11.861           0
                                                                       2012       $11.861      $12.985           0
                                                                       2013       $12.985      $15.796           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--
 SERIES II
                                                                       2004       $13.238      $14.716         804
                                                                       2005       $14.716      $15.729         752
                                                                       2006       $15.729      $17.771         699
                                                                       2007       $17.771      $17.745         667
                                                                       2008       $17.745      $11.717         542
                                                                       2009       $11.717      $14.165         271
                                                                       2010       $14.165      $15.481          20
                                                                       2011       $15.481      $14.740          18
                                                                       2012       $14.740      $16.417          16
                                                                       2013       $16.417      $21.392           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                       2004       $10.000      $11.054       4,384
                                                                       2005       $11.054      $11.965       4,325
                                                                       2006       $11.965      $12.230         562
                                                                       2007       $12.230      $14.008         479
                                                                       2008       $14.008       $7.254         481
                                                                       2009        $7.254      $11.050          25
                                                                       2010       $11.050      $13.700          23
                                                                       2011       $13.700      $12.096          22
                                                                       2012       $12.096      $13.152          20
                                                                       2013       $13.152      $17.501           0


                              228     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                   2004       $10.000      $10.336           0
                                                                   2005       $10.336      $10.201         170
                                                                   2006       $10.201      $10.865         185
                                                                   2007       $10.865      $11.236         176
                                                                   2008       $11.236       $9.026         164
                                                                   2009        $9.026      $11.809         163
                                                                   2010       $11.809      $12.920         156
                                                                   2011       $12.920      $13.138         104
                                                                   2012       $13.138      $14.400          52
                                                                   2013       $14.400      $15.174         771
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                   2004       $10.000      $10.884           0
                                                                   2005       $10.884      $11.340         318
                                                                   2006       $11.340      $12.665         344
                                                                   2007       $12.665      $13.164         329
                                                                   2008       $13.164       $9.146         305
                                                                   2009        $9.146      $11.224         304
                                                                   2010       $11.224      $13.014         290
                                                                   2011       $13.014      $12.108         193
                                                                   2012       $12.108      $13.042          96
                                                                   2013       $13.042      $17.247           0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.868           0
                                                                   2005       $10.868      $10.932         324
                                                                   2006       $10.932      $12.489       1,925
                                                                   2007       $12.489      $12.582       1,695
                                                                   2008       $12.582       $7.792       1,569
                                                                   2009        $7.792       $9.024         311
                                                                   2010        $9.024      $10.321         297
                                                                   2011       $10.321       $9.443         198
                                                                   2012        $9.443      $10.310          99
                                                                   2013       $10.310      $13.648           0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.116           0
                                                                   2005       $11.116      $11.330           0
                                                                   2006       $11.330      $11.908           0
                                                                   2007       $11.908      $14.067           0
                                                                   2008       $14.067       $8.462           0
                                                                   2009        $8.462      $11.997           0
                                                                   2010       $11.997      $14.365           0
                                                                   2011       $14.365      $12.588           0
                                                                   2012       $12.588      $13.990           0
                                                                   2013       $13.990      $18.681           0


                              229     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP STOCK PORTFOLIO
                                                              2004       $10.000      $11.099           0
                                                              2005       $11.099      $11.701         307
                                                              2006       $11.701      $12.793       1,834
                                                              2007       $12.793      $12.533       1,614
                                                              2008       $12.533       $7.403       1,494
                                                              2009        $7.403       $9.131         294
                                                              2010        $9.131      $11.156         281
                                                              2011       $11.156      $10.432         187
                                                              2012       $10.432      $11.639          93
                                                              2013       $11.639      $14.775           0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2004       $12.214      $12.685       2,545
                                                              2005       $12.685      $12.958       2,564
                                                              2006       $12.958      $13.593         896
                                                              2007       $13.593      $15.074         792
                                                              2008       $15.074       $7.978         792
                                                              2009        $7.978      $11.203         355
                                                              2010       $11.203      $11.911          26
                                                              2011       $11.911      $11.444          23
                                                              2012       $11.444      $12.686          21
                                                              2013       $12.686      $15.994           0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL INCOME FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2004       $12.981      $13.883         212
                                                              2005       $13.883      $14.021         526
                                                              2006       $14.021      $15.142         300
                                                              2007       $15.142      $15.262         285
                                                              2008       $15.262       $8.382         321
                                                              2009        $8.382       $9.928         304
                                                              2010        $9.928      $10.897         286
                                                              2011       $10.897      $10.657         273
                                                              2012       $10.657      $11.636         257
                                                              2013       $11.636      $12.790           0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.084           0
                                                              2005       $10.084      $10.053           0
                                                              2006       $10.053      $10.277           0
                                                              2007       $10.277      $10.418           0
                                                              2008       $10.418       $6.183           0
                                                              2009        $6.183       $6.568           0
                                                              2010        $6.568       $7.119           0
                                                              2011        $7.119       $7.485           0
                                                              2012        $7.485       $8.033           0
                                                              2013        $8.033       $7.795           0


                              230     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE
 SHARES
                                                                      2004       $12.283      $14.289           0
                                                                      2005       $14.289      $15.589           0
                                                                      2006       $15.589      $15.596           0
                                                                      2007       $15.596      $16.107           0
                                                                      2008       $16.107       $7.968           0
                                                                      2009        $7.968      $10.266           0
                                                                      2010       $10.266      $12.716           0
                                                                      2011       $12.716      $12.491           0
                                                                      2012       $12.491      $14.134           0
                                                                      2013       $14.134      $18.673           0
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                      2004       $14.111      $16.340           0
                                                                      2005       $16.340      $18.156           0
                                                                      2006       $18.156      $20.759           0
                                                                      2007       $20.759      $21.448           0
                                                                      2008       $21.448      $12.465           0
                                                                      2009       $12.465      $16.921           0
                                                                      2010       $16.921      $19.072           0
                                                                      2011       $19.072      $16.994           0
                                                                      2012       $16.994      $20.021           0
                                                                      2013       $20.021      $24.767           0
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                      2004       $11.218      $12.708       1,731
                                                                      2005       $12.708      $12.687       2,773
                                                                      2006       $12.687      $13.253       2,387
                                                                      2007       $13.253      $14.141       2,094
                                                                      2008       $14.141      $11.779       1,772
                                                                      2009       $11.779      $13.587         632
                                                                      2010       $13.587      $15.190         583
                                                                      2011       $15.190      $14.894         553
                                                                      2012       $14.894      $16.415       1,031
                                                                      2013       $16.415      $15.931         490
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                      2004       $12.845      $13.605         612
                                                                      2005       $13.605      $13.520       1,545
                                                                      2006       $13.520      $14.385         895
                                                                      2007       $14.385      $13.945         884
                                                                      2008       $13.945       $2.910       2,605
                                                                      2009        $2.910       $3.571       2,405
                                                                      2010        $3.571       $3.981       2,229
                                                                      2011        $3.981       $3.778       2,178
                                                                      2012        $3.778       $4.164           0


                              231     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                     2004       $12.524      $13.315       7,620
                                                                     2005       $13.315      $13.716       7,865
                                                                     2006       $13.716      $15.334       1,003
                                                                     2007       $15.334      $15.555         952
                                                                     2008       $15.555       $9.299         878
                                                                     2009        $9.299      $11.594         505
                                                                     2010       $11.594      $13.081         183
                                                                     2011       $13.081      $12.703         173
                                                                     2012       $12.703      $14.428         157
                                                                     2013       $14.428      $18.473           0
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--
 SERVICE SHARES
                                                                     2004       $14.536      $16.875         802
                                                                     2005       $16.875      $18.037         772
                                                                     2006       $18.037      $20.146         346
                                                                     2007       $20.146      $19.349         345
                                                                     2008       $19.349      $11.684         302
                                                                     2009       $11.684      $15.579          18
                                                                     2010       $15.579      $18.675          17
                                                                     2011       $18.675      $17.759          15
                                                                     2012       $17.759      $20.354          13
                                                                     2013       $20.354      $27.882           0
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                     2009       $10.000      $11.888           0
                                                                     2010       $11.888      $13.040           0
                                                                     2011       $13.040      $12.947           0
                                                                     2012       $12.947      $15.045           0
                                                                     2013       $15.045      $19.407           0
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                                     2004       $11.977      $12.625         712
                                                                     2005       $12.625      $12.791       1,171
                                                                     2006       $12.791      $13.946         820
                                                                     2007       $13.946      $13.712         807
                                                                     2008       $13.712       $7.918         453
                                                                     2009        $7.918       $9.689         415
                                                                     2010        $9.689      $10.460         398
                                                                     2011       $10.460      $10.472         370
                                                                     2012       $10.472      $11.479         347
                                                                     2013       $11.479      $13.205           0


                              232     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004       $12.324      $13.098       9,245
                                                      2005       $13.098      $13.650       9,405
                                                      2006       $13.650      $15.007         202
                                                      2007       $15.007      $15.046         193
                                                      2008       $15.046       $9.772         184
                                                      2009        $9.772      $12.871         156
                                                      2010       $12.871      $14.379         145
                                                      2011       $14.379      $13.949         139
                                                      2012       $13.949      $15.516         128
                                                      2013       $15.516      $18.060           0
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                      2004       $11.204      $11.691           0
                                                      2005       $11.691      $12.893           0
                                                      2006       $12.893      $12.910           0
                                                      2007       $12.910      $12.499           0
                                                      2008       $12.499      $10.096           0
                                                      2009       $10.096      $12.392           0
                                                      2010       $12.392      $12.369           0
                                                      2011       $12.369      $11.907           0
                                                      2012       $11.907      $14.181           0
                                                      2013       $14.181      $19.569           0
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                      2004       $13.935      $16.506           0
                                                      2005       $16.506      $17.459           0
                                                      2006       $17.459      $21.606           0
                                                      2007       $21.606      $25.240           0
                                                      2008       $25.240      $17.089           0
                                                      2009       $17.089      $17.871           0
                                                      2010       $17.871      $17.728           0
                                                      2011       $17.728      $16.336           0
                                                      2012       $16.336      $16.714           0
                                                      2013       $16.714      $18.530           0
----------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                      2004       $13.387      $14.490       8,998
                                                      2005       $14.490      $14.853       9,101
                                                      2006       $14.853      $16.772         738
                                                      2007       $16.772      $15.349         772
                                                      2008       $15.349       $9.165         381
                                                      2009        $9.165      $11.589          24
                                                      2010       $11.589      $12.912          24
                                                      2011       $12.912      $11.995          22
                                                      2012       $11.995      $13.919          19
                                                      2013       $13.919      $18.397           0


                              233     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2004       $13.228      $14.244         686
                                                   2005       $14.244      $14.306       1,015
                                                   2006       $14.306      $15.403         295
                                                   2007       $15.403      $15.421         282
                                                   2008       $15.421      $11.106         241
                                                   2009       $11.106      $16.248         187
                                                   2010       $16.248      $18.049         173
                                                   2011       $18.049      $17.892         162
                                                   2012       $17.892      $20.217         148
                                                   2013       $20.217      $21.241           0
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2004       $10.351      $10.530       1,298
                                                   2005       $10.530      $10.500       1,361
                                                   2006       $10.500      $10.692       1,743
                                                   2007       $10.692      $10.957       1,505
                                                   2008       $10.957       $8.120       1,393
                                                   2009        $8.120      $11.600           0
                                                   2010       $11.600      $12.415           0
                                                   2011       $12.415      $12.699           0
                                                   2012       $12.699      $13.698           0
                                                   2013       $13.698      $13.593           0
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $13.265      $15.015       4,094
                                                   2005       $15.015      $16.411       4,031
                                                   2006       $16.411      $20.419           0
                                                   2007       $20.419      $21.551           0
                                                   2008       $21.551      $11.766           0
                                                   2009       $11.766      $14.284           0
                                                   2010       $14.284      $15.309           0
                                                   2011       $15.309      $12.388           0
                                                   2012       $12.388      $14.711           0
                                                   2013       $14.711      $18.353           0
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2004       $12.878      $14.131           0
                                                   2005       $14.131      $14.978           0
                                                   2006       $14.978      $16.624           0
                                                   2007       $16.624      $15.354           0
                                                   2008       $15.354       $9.041           0
                                                   2009        $9.041      $11.522           0
                                                   2010       $11.522      $12.786           0
                                                   2011       $12.786      $12.461           0
                                                   2012       $12.461      $14.180           0
                                                   2013       $14.180      $18.665           0


                              234     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                               2004        $9.767       $9.576       1,427
                                               2005        $9.576       $9.565       1,494
                                               2006        $9.565       $9.728           0
                                               2007        $9.728       $9.928           0
                                               2008        $9.928       $9.919           0
                                               2009        $9.919       $9.682       1,043
                                               2010        $9.682       $9.435       1,101
                                               2011        $9.435       $9.192       1,053
                                               2012        $9.192       $8.954       1,112
                                               2013        $8.954       $8.723         893
---------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                               2004       $13.378      $14.375         937
                                               2005       $14.375      $15.405         885
                                               2006       $15.405      $16.291         859
                                               2007       $16.291      $16.778         812
                                               2008       $16.778      $10.010         442
                                               2009       $10.010      $12.885          27
                                               2010       $12.885      $15.006          46
                                               2011       $15.006      $13.875          42
                                               2012       $13.875      $15.780          38
                                               2013       $15.780      $20.973           0
---------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                               2004       $14.446      $16.244         421
                                               2005       $16.244      $16.757         426
                                               2006       $16.757      $18.938           0
                                               2007       $18.938      $17.543           0
                                               2008       $17.543       $9.439           0
                                               2009        $9.439       $8.877           0
---------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                               2004       $12.981      $13.601           0
                                               2005       $13.601      $13.914           0
                                               2006       $13.914      $15.088           0
                                               2007       $15.088      $14.777           0
                                               2008       $14.777       $8.846           0
                                               2009        $8.846      $11.476           0
                                               2010       $11.476      $13.010           0
                                               2011       $13.010      $12.452           0
                                               2012       $12.452      $14.302           0
                                               2013       $14.302      $18.580           0


                              235     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                   2004       $13.443      $15.532       4,339
                                                   2005       $15.532      $16.969       4,183
                                                   2006       $16.969      $17.432       1,376
                                                   2007       $17.432      $17.625       1,225
                                                   2008       $17.625       $9.348       1,157
                                                   2009        $9.348      $12.635          22
                                                   2010       $12.635      $14.332           0
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2004       $12.290      $12.574          10
                                                   2005       $12.574      $12.947      10,159
                                                   2006       $12.947      $13.298       2,422
                                                   2007       $13.298      $13.666       2,185
                                                   2008       $13.666       $8.382       1,624
                                                   2009        $8.382      $13.382          26
                                                   2010       $13.382      $15.747          25
                                                   2011       $15.747      $12.602          26
                                                   2012       $12.602      $14.021          24
                                                   2013       $14.021      $19.631           0
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2004       $13.752      $14.746         166
                                                   2005       $14.746      $16.109         381
                                                   2006       $16.109      $17.388         772
                                                   2007       $17.388      $18.019         680
                                                   2008       $18.019      $14.923         591
                                                   2009       $14.923      $18.914         134
                                                   2010       $18.914      $20.219         129
                                                   2011       $20.219      $21.052         115
                                                   2012       $21.052      $24.172         103
                                                   2013       $24.172      $21.484           0
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.985           0
                                                   2005       $10.985      $11.983           0
                                                   2006       $11.983      $14.184           0
                                                   2007       $14.184      $15.166           0
                                                   2008       $15.166      $10.497           0
                                                   2009       $10.497      $13.249           0
                                                   2010       $13.249      $14.719           0
                                                   2011       $14.719      $15.636           0
                                                   2012       $15.636      $17.605           0
                                                   2013       $17.605      $20.521           0


                              236     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
                                                  2004       $10.000      $10.690         478
                                                  2005       $10.690      $12.050         422
                                                  2006       $12.050      $12.221         433
                                                  2007       $12.221      $14.510         365
                                                  2008       $14.510       $7.181         390
                                                  2009        $7.181      $11.581         318
                                                  2010       $11.581      $13.861           0
                                                  2011       $13.861      $13.125           0
                                                  2012       $13.125      $14.622           0
                                                  2013       $14.622      $21.091           0
------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.665       1,922
                                                  2005       $10.665      $11.998       1,786
                                                  2006       $11.998      $12.133           0
                                                  2007       $12.133      $14.377           0
                                                  2008       $14.377       $7.093           0
                                                  2009        $7.093      $11.411           0
                                                  2010       $11.411      $13.629           0
                                                  2011       $13.629      $12.873           0
                                                  2012       $12.873      $14.301           0
                                                  2013       $14.301      $20.580           0
------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.766           0
                                                  2007        $9.766      $11.662           0
                                                  2008       $11.662       $6.041           0
                                                  2009        $6.041       $9.261           0
                                                  2010        $9.261      $11.933           0
                                                  2011       $11.933      $10.790           0
                                                  2012       $10.790      $11.402           0
                                                  2013       $11.402      $15.270           0
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2004       $13.501      $15.644           0
                                                  2005       $15.644      $17.203           0
                                                  2006       $17.203      $18.742         941
                                                  2007       $18.742      $18.795         812
                                                  2008       $18.795      $10.904         752
                                                  2009       $10.904      $15.577           0
                                                  2010       $15.577      $19.203           0
                                                  2011       $19.203      $17.077           0
                                                  2012       $17.077      $19.080           0
                                                  2013       $19.080      $31.844           0


                              237     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                     2004       $14.384      $19.066         129
                                                     2005       $19.066      $21.685         283
                                                     2006       $21.685      $29.083         498
                                                     2007       $29.083      $23.432         473
                                                     2008       $23.432      $14.138         458
                                                     2009       $14.138      $17.695         140
                                                     2010       $17.695      $22.327         116
                                                     2011       $22.327      $22.982         105
                                                     2012       $22.982      $25.882          96
                                                     2013       $25.882      $25.654           0
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                     2004       $10.000       $9.794       1,001
                                                     2005        $9.794       $9.773       2,515
                                                     2006        $9.773       $9.918       1,527
                                                     2007        $9.918      $10.090       1,438
                                                     2008       $10.090      $10.005         886
                                                     2009       $10.005       $9.756           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.19%.


                              238     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.256      101,761
                                                            2007       $10.256      $11.814       99,784
                                                            2008       $11.814       $6.649       90,797
                                                            2009        $6.649       $8.846       99,596
                                                            2010        $8.846      $10.158       64,871
                                                            2011       $10.158       $9.699       51,961
                                                            2012        $9.699      $11.063       23,930
                                                            2013       $11.063      $14.228       16,350
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.447            0
                                                            2007       $10.447      $11.123       18,543
                                                            2008       $11.123       $8.175       53,234
                                                            2009        $8.175       $9.952       38,273
                                                            2010        $9.952      $11.000       11,860
                                                            2011       $11.000      $10.757        1,960
                                                            2012       $10.757      $11.788        1,412
                                                            2013       $11.788      $13.104        1,410
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.477        1,372
                                                            2007       $10.477      $11.314        1,363
                                                            2008       $11.314       $7.467       18,158
                                                            2009        $7.467       $9.426       21,246
                                                            2010        $9.426      $10.584       33,341
                                                            2011       $10.584      $10.266       29,455
                                                            2012       $10.266      $11.400       20,018
                                                            2013       $11.400      $12.946       15,562
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.486            0
                                                            2007       $10.486      $11.438            0
                                                            2008       $11.438       $6.945        4,122
                                                            2009        $6.945       $8.948       13,145
                                                            2010        $8.948      $10.184        6,941
                                                            2011       $10.184       $9.719        2,791
                                                            2012        $9.719      $10.994        2,774
                                                            2013       $10.994      $13.108        2,760
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.338            0
                                                            2007       $10.338      $10.753        1,648
                                                            2008       $10.753       $9.430            0
                                                            2009        $9.430      $10.617            0
                                                            2010       $10.617      $11.183            0
                                                            2011       $11.183      $11.136            0
                                                            2012       $11.136      $11.621            0
                                                            2013       $11.621      $12.007            0


                              239     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.733       6,172
                                                               2007        $9.733      $11.690         943
                                                               2008       $11.690       $6.340         943
                                                               2009        $6.340       $8.993       5,951
                                                               2010        $8.993      $10.578       5,951
                                                               2011       $10.578      $10.436      11,908
                                                               2012       $10.436      $12.112      15,964
                                                               2013       $12.112      $16.012      11,975
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.809       1,419
                                                               2007       $10.809      $11.165       5,208
                                                               2008       $11.165       $6.890       5,044
                                                               2009        $6.890       $8.547       4,074
                                                               2010        $8.547       $9.630       3,945
                                                               2011        $9.630       $9.627       3,832
                                                               2012        $9.627      $10.932       3,444
                                                               2013       $10.932      $14.162       2,525
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.865       9,107
                                                               2007        $9.865      $11.173      16,959
                                                               2008       $11.173       $6.627      11,031
                                                               2009        $6.627       $9.096      13,667
                                                               2010        $9.096      $11.485      16,003
                                                               2011       $11.485      $10.056      12,699
                                                               2012       $10.056      $11.314       6,885
                                                               2013       $11.314      $15.097       5,480
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2004       $13.392      $14.549      42,275
                                                               2005       $14.549      $14.791      60,071
                                                               2006       $14.791      $16.961      48,538
                                                               2007       $16.961      $16.039      47,477
                                                               2008       $16.039      $10.215      27,395
                                                               2009       $10.215      $12.697      20,692
                                                               2010       $12.697      $14.549      20,350
                                                               2011       $14.549      $14.633      21,219
                                                               2012       $14.633      $16.129      18,922
                                                               2013       $16.129      $20.529      15,575


                              240     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.225       33,355
                                                                  2005       $11.225      $11.202      174,991
                                                                  2006       $11.202      $13.008      300,594
                                                                  2007       $13.008      $13.254      326,039
                                                                  2008       $13.254       $9.156      278,717
                                                                  2009        $9.156      $12.194      223,569
                                                                  2010       $12.194      $13.493      167,583
                                                                  2011       $13.493      $13.568      153,471
                                                                  2012       $13.568      $15.011      133,425
                                                                  2013       $15.011      $16.797       91,620
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.520        1,205
                                                                  2005       $10.520      $10.442      104,302
                                                                  2006       $10.442      $11.373      133,393
                                                                  2007       $11.373      $11.864       90,645
                                                                  2008       $11.864       $7.628       76,526
                                                                  2009        $7.628       $9.719       66,209
                                                                  2010        $9.719      $10.652       52,884
                                                                  2011       $10.652      $10.304       41,106
                                                                  2012       $10.304      $11.371       33,911
                                                                  2013       $11.371      $14.365       24,464
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2004       $14.563      $17.699       14,403
                                                                  2005       $17.699      $18.907       38,744
                                                                  2006       $18.907      $21.723       31,855
                                                                  2007       $21.723      $20.824       28,468
                                                                  2008       $20.824      $13.698       19,973
                                                                  2009       $13.698      $17.375       17,774
                                                                  2010       $17.375      $21.881       11,078
                                                                  2011       $21.881      $20.682        9,661
                                                                  2012       $20.682      $24.046        8,852
                                                                  2013       $24.046      $32.173        5,778
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $15.545      $17.018            0
                                                                  2005       $17.018      $17.515            0
                                                                  2006       $17.515      $18.698            0
                                                                  2007       $18.698      $20.425            0
                                                                  2008       $20.425      $11.535            0
                                                                  2009       $11.535      $16.264            0
                                                                  2010       $16.264      $20.386            0
                                                                  2011       $20.386      $19.055            0
                                                                  2012       $19.055      $20.743            0
                                                                  2013       $20.743      $28.145            0


                              241     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                 2004       $10.000      $10.239        7,924
                                                                 2005       $10.239      $10.298       84,783
                                                                 2006       $10.298      $10.520       90,463
                                                                 2007       $10.520      $11.014       63,048
                                                                 2008       $11.014      $11.637       61,237
                                                                 2009       $11.637      $11.783       49,183
                                                                 2010       $11.783      $12.183       63,376
                                                                 2011       $12.183      $12.646       59,574
                                                                 2012       $12.646      $12.653       59,470
                                                                 2013       $12.653      $12.148       35,936
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                 2006       $10.000      $11.004       40,999
                                                                 2007       $11.004      $12.086       61,577
                                                                 2008       $12.086       $8.492       48,349
                                                                 2009        $8.492      $10.285       52,250
                                                                 2010       $10.285      $11.308       49,980
                                                                 2011       $11.308      $10.778       41,595
                                                                 2012       $10.778      $11.998       16,553
                                                                 2013       $11.998      $15.038       12,331
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2004       $12.687      $14.034       35,124
                                                                 2005       $14.034      $15.238       96,633
                                                                 2006       $15.238      $17.717      119,196
                                                                 2007       $17.717      $18.004      108,493
                                                                 2008       $18.004      $11.120       78,400
                                                                 2009       $11.120      $13.765       61,652
                                                                 2010       $13.765      $15.032       47,523
                                                                 2011       $15.032      $14.610       41,084
                                                                 2012       $14.610      $16.392       34,269
                                                                 2013       $16.392      $20.648       18,566
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2004       $16.875      $20.668        8,722
                                                                 2005       $20.668      $25.867       18,080
                                                                 2006       $25.867      $32.542       17,441
                                                                 2007       $32.542      $41.155       14,969
                                                                 2008       $41.155      $19.115        7,214
                                                                 2009       $19.115      $32.401        7,357
                                                                 2010       $32.401      $37.417        6,635
                                                                 2011       $37.417      $30.922        7,427
                                                                 2012       $30.922      $34.364        6,508
                                                                 2013       $34.364      $33.437        6,677


                              242     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2004       $13.599      $15.830      25,595
                                                                      2005       $15.830      $17.129      72,793
                                                                      2006       $17.129      $20.431      81,328
                                                                      2007       $20.431      $23.164      69,029
                                                                      2008       $23.164      $13.563      43,154
                                                                      2009       $13.563      $18.255      29,389
                                                                      2010       $18.255      $19.436      23,615
                                                                      2011       $19.436      $17.058      18,159
                                                                      2012       $17.058      $19.807      13,174
                                                                      2013       $19.807      $23.921      11,667
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                      2004       $12.889      $14.524           0
                                                                      2005       $14.524      $13.825           0
                                                                      2006       $13.825      $15.313           0
                                                                      2007       $15.313      $16.692           0
                                                                      2008       $16.692      $17.410         952
                                                                      2009       $17.410      $20.293       1,687
                                                                      2010       $20.293      $22.810       1,730
                                                                      2011       $22.810      $22.207       1,725
                                                                      2012       $22.207      $25.095       1,417
                                                                      2013       $25.095      $25.047       1,388
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--
 SERIES II
                                                                      2004       $13.874      $12.309      22,487
                                                                      2005       $12.309      $13.013      17,612
                                                                      2006       $13.013      $13.116      16,490
                                                                      2007       $13.116      $15.024       9,192
                                                                      2008       $15.024       $7.508       5,082
                                                                      2009        $7.508      $12.214       4,116
                                                                      2010       $12.214      $14.342       4,097
                                                                      2011       $14.342      $13.186       4,311
                                                                      2012       $13.186      $14.684       4,140
                                                                      2013       $14.684      $20.160       3,502
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                      2004       $10.000      $11.291       9,030
                                                                      2005       $11.291      $12.455      11,341
                                                                      2006       $12.455      $14.764       5,289
                                                                      2007       $14.764      $15.636       5,082
                                                                      2008       $15.636       $9.015       3,220
                                                                      2009        $9.015      $12.325       2,743
                                                                      2010       $12.325      $14.797       1,973
                                                                      2011       $14.797      $14.667       1,131
                                                                      2012       $14.667      $16.897       1,985
                                                                      2013       $16.897      $22.281       1,063


                              243     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES II
                                                                       2004       $10.000      $11.284        3,401
                                                                       2005       $11.284      $12.429       11,785
                                                                       2006       $12.429      $14.725       12,220
                                                                       2007       $14.725      $15.580       18,366
                                                                       2008       $15.580       $8.963       13,037
                                                                       2009        $8.963      $12.250       10,552
                                                                       2010       $12.250      $14.699        6,254
                                                                       2011       $14.699      $14.556        7,290
                                                                       2012       $14.556      $16.735        5,356
                                                                       2013       $16.735      $22.013        4,323
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                       2004       $10.000      $11.328       35,103
                                                                       2005       $11.328      $11.583      103,444
                                                                       2006       $11.583      $13.202       96,241
                                                                       2007       $13.202      $12.662       62,385
                                                                       2008       $12.662       $7.983       38,316
                                                                       2009        $7.983      $10.067       34,260
                                                                       2010       $10.067      $11.439       27,134
                                                                       2011       $11.439      $10.998       17,105
                                                                       2012       $10.998      $12.845       14,020
                                                                       2013       $12.845      $17.113        9,416
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--
 SERIES II
                                                                       2004       $10.000      $10.952       12,560
                                                                       2005       $10.952      $11.550       29,686
                                                                       2006       $11.550      $12.771       72,485
                                                                       2007       $12.771      $12.962       66,971
                                                                       2008       $12.962       $9.843       44,327
                                                                       2009        $9.843      $11.841       27,589
                                                                       2010       $11.841      $13.028       21,104
                                                                       2011       $13.028      $12.629       15,249
                                                                       2012       $12.629      $13.939       13,154
                                                                       2013       $13.939      $17.096        9,645


                              244     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--
 SERIES II
                                                                 2004       $13.355      $14.968       81,112
                                                                 2005       $14.968      $16.129      100,032
                                                                 2006       $16.129      $18.372       88,795
                                                                 2007       $18.372      $18.497       52,886
                                                                 2008       $18.497      $12.314       39,008
                                                                 2009       $12.314      $15.009       36,554
                                                                 2010       $15.009      $16.538       26,125
                                                                 2011       $16.538      $15.875       24,807
                                                                 2012       $15.875      $17.827       23,154
                                                                 2013       $17.827      $23.421       17,960
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--
 SERIES II
                                                                 2004       $10.000      $11.115        6,523
                                                                 2005       $11.115      $12.129        6,398
                                                                 2006       $12.129      $12.499        2,041
                                                                 2007       $12.499      $14.435        1,940
                                                                 2008       $14.435       $7.537          212
                                                                 2009        $7.537      $11.574            0
                                                                 2010       $11.574      $14.468            0
                                                                 2011       $14.468      $12.879            0
                                                                 2012       $12.879      $14.119            0
                                                                 2013       $14.119      $18.942            0
---------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                 2004       $10.000      $10.357          494
                                                                 2005       $10.357      $10.305       43,664
                                                                 2006       $10.305      $11.066      133,264
                                                                 2007       $11.066      $11.539       47,660
                                                                 2008       $11.539       $9.345       37,334
                                                                 2009        $9.345      $12.327       38,088
                                                                 2010       $12.327      $13.597       28,215
                                                                 2011       $13.597      $13.940       31,300
                                                                 2012       $13.940      $15.405       26,709
                                                                 2013       $15.405      $16.366       25,783
---------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                 2004       $10.000      $10.906        2,629
                                                                 2005       $10.906      $11.456        8,148
                                                                 2006       $11.456      $12.899       21,461
                                                                 2007       $12.899      $13.519       15,659
                                                                 2008       $13.519       $9.470       12,046
                                                                 2009        $9.470      $11.716       10,791
                                                                 2010       $11.716      $13.696        8,367
                                                                 2011       $13.696      $12.847        7,241
                                                                 2012       $12.847      $13.952        3,826
                                                                 2013       $13.952      $18.602        3,104


                              245     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.891        4,338
                                                                   2005       $10.891      $11.043       52,475
                                                                   2006       $11.043      $12.720       72,238
                                                                   2007       $12.720      $12.920       83,465
                                                                   2008       $12.920       $8.067       53,957
                                                                   2009        $8.067       $9.420       48,170
                                                                   2010        $9.420      $10.862       32,228
                                                                   2011       $10.862      $10.020       28,704
                                                                   2012       $10.020      $11.029       17,286
                                                                   2013       $11.029      $14.721       12,736
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.139            0
                                                                   2005       $11.139      $11.446       15,159
                                                                   2006       $11.446      $12.129       25,731
                                                                   2007       $12.129      $14.445       27,856
                                                                   2008       $14.445       $8.761       14,051
                                                                   2009        $8.761      $12.523       12,260
                                                                   2010       $12.523      $15.119       10,688
                                                                   2011       $15.119      $13.356        7,617
                                                                   2012       $13.356      $14.967        7,475
                                                                   2013       $14.967      $20.149        5,306
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP STOCK PORTFOLIO
                                                                   2004       $10.000      $11.122        4,630
                                                                   2005       $11.122      $11.821       79,110
                                                                   2006       $11.821      $13.030       79,065
                                                                   2007       $13.030      $12.870       64,917
                                                                   2008       $12.870       $7.665       38,093
                                                                   2009        $7.665       $9.531       33,322
                                                                   2010        $9.531      $11.741       17,564
                                                                   2011       $11.741      $11.069       16,093
                                                                   2012       $11.069      $12.451       13,787
                                                                   2013       $12.451      $15.936        9,985
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                                   2004       $12.281      $12.859      139,232
                                                                   2005       $12.859      $13.244      113,526
                                                                   2006       $13.244      $14.006      109,153
                                                                   2007       $14.006      $15.661       94,498
                                                                   2008       $15.661       $8.357       65,749
                                                                   2009        $8.357      $11.831       57,828
                                                                   2010       $11.831      $12.682       44,855
                                                                   2011       $12.682      $12.284       40,237
                                                                   2012       $12.284      $13.730       35,163
                                                                   2013       $13.730      $17.452       25,789


                              246     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL INCOME FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                                      2004       $13.095      $14.121       19,314
                                                                      2005       $14.121      $14.378       17,516
                                                                      2006       $14.378      $15.654       16,614
                                                                      2007       $15.654      $15.909       14,185
                                                                      2008       $15.909       $8.809       14,356
                                                                      2009        $8.809      $10.520       13,002
                                                                      2010       $10.520      $11.642       11,032
                                                                      2011       $11.642      $11.478        8,941
                                                                      2012       $11.478      $12.636        8,667
                                                                      2013       $12.636      $14.003        5,148
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                                      2004       $10.000      $10.105        1,761
                                                                      2005       $10.105      $10.156       21,259
                                                                      2006       $10.156      $10.467       56,610
                                                                      2007       $10.467      $10.699      113,131
                                                                      2008       $10.699       $6.402       91,674
                                                                      2009        $6.402       $6.856       87,991
                                                                      2010        $6.856       $7.493       78,060
                                                                      2011        $7.493       $7.942       54,983
                                                                      2012        $7.942       $8.593       33,793
                                                                      2013        $8.593       $8.408       24,385
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--
 SERVICE SHARES
                                                                      2004       $12.391      $14.534       15,708
                                                                      2005       $14.534      $15.986       22,636
                                                                      2006       $15.986      $16.124       30,216
                                                                      2007       $16.124      $16.790       24,958
                                                                      2008       $16.790       $8.374       17,093
                                                                      2009        $8.374      $10.878       17,358
                                                                      2010       $10.878      $13.585       12,134
                                                                      2011       $13.585      $13.454       11,757
                                                                      2012       $13.454      $15.348       11,672
                                                                      2013       $15.348      $20.443        9,910
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                      2004       $14.235      $16.620       69,433
                                                                      2005       $16.620      $18.618       13,925
                                                                      2006       $18.618      $21.461       30,533
                                                                      2007       $21.461      $22.357       27,024
                                                                      2008       $22.357      $13.101       20,192
                                                                      2009       $13.101      $17.930       16,803
                                                                      2010       $17.930      $20.374        7,600
                                                                      2011       $20.374      $18.304        7,048
                                                                      2012       $18.304      $21.741        6,832
                                                                      2013       $21.741      $27.116        4,660


                              247     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                     2004       $12.138      $12.926       76,890
                                                                     2005       $12.926      $13.010      181,853
                                                                     2006       $13.010      $13.702      176,737
                                                                     2007       $13.702      $14.741      153,933
                                                                     2008       $14.741      $12.380      136,040
                                                                     2009       $12.380      $14.396      130,323
                                                                     2010       $14.396      $16.227      107,136
                                                                     2011       $16.227      $16.041       75,300
                                                                     2012       $16.041      $17.825       72,670
                                                                     2013       $17.825      $17.441       54,120
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                     2004       $12.959      $13.838       24,084
                                                                     2005       $13.838      $13.864       34,147
                                                                     2006       $13.864      $14.873       29,168
                                                                     2007       $14.873      $14.536       21,030
                                                                     2008       $14.536       $3.059       19,862
                                                                     2009        $3.059       $3.784       14,854
                                                                     2010        $3.784       $4.252       12,859
                                                                     2011        $4.252       $4.070       11,497
                                                                     2012        $4.070       $4.515            0
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                     2004       $12.635      $13.543       44,796
                                                                     2005       $13.543      $14.065      136,243
                                                                     2006       $14.065      $15.853      129,358
                                                                     2007       $15.853      $16.214      110,198
                                                                     2008       $16.214       $9.773       75,153
                                                                     2009        $9.773      $12.285       57,942
                                                                     2010       $12.285      $13.974       45,608
                                                                     2011       $13.974      $13.681       37,046
                                                                     2012       $13.681      $15.668       33,014
                                                                     2013       $15.668      $20.225       25,372
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--
 SERVICE SHARES
                                                                     2004       $14.664      $17.164       16,016
                                                                     2005       $17.164      $18.496       42,092
                                                                     2006       $18.496      $20.828       43,420
                                                                     2007       $20.828      $20.169       27,811
                                                                     2008       $20.169      $12.279       20,348
                                                                     2009       $12.279      $16.508       17,669
                                                                     2010       $16.508      $19.950       10,854
                                                                     2011       $19.950      $19.127        9,327
                                                                     2012       $19.127      $22.103        8,392
                                                                     2013       $22.103      $30.526        5,671


                              248     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                      2009       $10.000      $12.596      35,900
                                                      2010       $12.596      $13.931      35,611
                                                      2011       $13.931      $13.945      25,706
                                                      2012       $13.945      $16.338      21,573
                                                      2013       $16.338      $21.247      14,909
----------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                      2004       $12.083      $12.841      19,997
                                                      2005       $12.841      $13.117      34,620
                                                      2006       $13.117      $14.418      30,252
                                                      2007       $14.418      $14.294      26,289
                                                      2008       $14.294       $8.321      11,149
                                                      2009        $8.321      $10.266      10,936
                                                      2010       $10.266      $11.174      10,517
                                                      2011       $11.174      $11.279       9,753
                                                      2012       $11.279      $12.465       9,149
                                                      2013       $12.465      $14.457       8,415
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004       $12.433      $13.323         373
                                                      2005       $13.323      $13.997      19,300
                                                      2006       $13.997      $15.515      50,392
                                                      2007       $15.515      $15.684      83,907
                                                      2008       $15.684      $10.270      76,177
                                                      2009       $10.270      $13.637      61,582
                                                      2010       $13.637      $15.361      55,636
                                                      2011       $15.361      $15.023      46,183
                                                      2012       $15.023      $16.849      39,108
                                                      2013       $16.849      $19.773      28,092
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                      2004       $11.303      $11.892       1,832
                                                      2005       $11.892      $13.221       1,747
                                                      2006       $13.221      $13.348       1,825
                                                      2007       $13.348      $13.029       1,961
                                                      2008       $13.029      $10.611         139
                                                      2009       $10.611      $13.130           0
                                                      2010       $13.130      $13.214           0
                                                      2011       $13.214      $12.825           0
                                                      2012       $12.825      $15.399           0
                                                      2013       $15.399      $21.425           0


                              249     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                2004       $14.058      $16.789        3,706
                                                2005       $16.789      $17.903        3,557
                                                2006       $17.903      $22.337        3,442
                                                2007       $22.337      $26.310        3,165
                                                2008       $26.310      $17.960           43
                                                2009       $17.960      $18.936           50
                                                2010       $18.936      $18.938           52
                                                2011       $18.938      $17.594           56
                                                2012       $17.594      $18.149           59
                                                2013       $18.149      $20.287           66
----------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                2004       $13.506      $14.738       20,681
                                                2005       $14.738      $15.231       29,879
                                                2006       $15.231      $17.340       36,373
                                                2007       $17.340      $15.999       25,411
                                                2008       $15.999       $9.632       12,393
                                                2009        $9.632      $12.280       10,381
                                                2010       $12.280      $13.794       10,965
                                                2011       $13.794      $12.919       11,289
                                                2012       $12.919      $15.115       10,391
                                                2013       $15.115      $20.141       10,063
----------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                2004       $13.345      $14.488       53,015
                                                2005       $14.488      $14.670       49,391
                                                2006       $14.670      $15.925       43,697
                                                2007       $15.925      $16.075       35,867
                                                2008       $16.075      $11.672       24,451
                                                2009       $11.672      $17.216       22,798
                                                2010       $17.216      $19.282       11,273
                                                2011       $19.282      $19.270        9,895
                                                2012       $19.270      $21.953        8,504
                                                2013       $21.953      $23.254        6,415
----------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                2004       $10.443      $10.711       94,571
                                                2005       $10.711      $10.768      149,423
                                                2006       $10.768      $11.054      159,430
                                                2007       $11.054      $11.422      132,584
                                                2008       $11.422       $8.533       91,416
                                                2009        $8.533      $12.291       87,147
                                                2010       $12.291      $13.262       69,943
                                                2011       $13.262      $13.677       55,962
                                                2012       $13.677      $14.874       53,044
                                                2013       $14.874      $14.882       47,678


                              250     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $13.383      $15.272      171,334
                                                   2005       $15.272      $16.829       53,857
                                                   2006       $16.829      $21.110       54,094
                                                   2007       $21.110      $22.464       55,076
                                                   2008       $22.464      $12.365       33,330
                                                   2009       $12.365      $15.135       30,099
                                                   2010       $15.135      $16.355       25,046
                                                   2011       $16.355      $13.342       18,531
                                                   2012       $13.342      $15.975       17,846
                                                   2013       $15.975      $20.093       13,478
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2004       $12.992      $14.373        4,353
                                                   2005       $14.373      $15.359        4,774
                                                   2006       $15.359      $17.187       54,996
                                                   2007       $17.187      $16.005       35,019
                                                   2008       $16.005       $9.502        7,451
                                                   2009        $9.502      $12.209        5,658
                                                   2010       $12.209      $13.659        5,763
                                                   2011       $13.659      $13.421        2,924
                                                   2012       $13.421      $15.398        2,315
                                                   2013       $15.398      $20.435        1,920
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2004        $9.853       $9.741      571,779
                                                   2005        $9.741       $9.809      283,085
                                                   2006        $9.809      $10.057      213,854
                                                   2007       $10.057      $10.349      342,086
                                                   2008       $10.349      $10.424      324,791
                                                   2009       $10.424      $10.259      309,668
                                                   2010       $10.259      $10.079      139,474
                                                   2011       $10.079       $9.900      108,589
                                                   2012        $9.900       $9.724      107,194
                                                   2013        $9.724       $9.551       91,535
-------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                                   2004       $13.497      $14.621        3,402
                                                   2005       $14.621      $15.797          233
                                                   2006       $15.797      $16.843          234
                                                   2007       $16.843      $17.489          168
                                                   2008       $17.489      $10.521            0
                                                   2009       $10.521      $13.653            0
                                                   2010       $13.653      $16.031        2,373
                                                   2011       $16.031      $14.944        2,372
                                                   2012       $14.944      $17.136        2,864
                                                   2013       $17.136      $22.962          598


                              251     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                   2004       $14.574      $16.522      18,620
                                                   2005       $16.522      $17.183      71,713
                                                   2006       $17.183      $19.579      74,753
                                                   2007       $19.579      $18.286      63,253
                                                   2008       $18.286       $9.921      39,738
                                                   2009        $9.921       $9.338           0
-------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                   2004       $13.096      $13.834       6,279
                                                   2005       $13.834      $14.268       1,616
                                                   2006       $14.268      $15.599       1,566
                                                   2007       $15.599      $15.403       1,499
                                                   2008       $15.403       $9.296         534
                                                   2009        $9.296      $12.160         509
                                                   2010       $12.160      $13.898         719
                                                   2011       $13.898      $13.411         686
                                                   2012       $13.411      $15.531         659
                                                   2013       $15.531      $20.342         634
-------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                   2004       $13.562      $15.798       2,606
                                                   2005       $15.798      $17.401       2,301
                                                   2006       $17.401      $18.022       3,112
                                                   2007       $18.022      $18.372       1,127
                                                   2008       $18.372       $9.825         273
                                                   2009        $9.825      $13.388         267
                                                   2010       $13.388      $15.277           0
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2004       $12.398      $12.789      27,234
                                                   2005       $12.789      $13.276      34,981
                                                   2006       $13.276      $13.748      33,560
                                                   2007       $13.748      $14.246      25,420
                                                   2008       $14.246       $8.809      15,219
                                                   2009        $8.809      $14.180      14,031
                                                   2010       $14.180      $16.823      19,786
                                                   2011       $16.823      $13.573      23,049
                                                   2012       $13.573      $15.226      20,209
                                                   2013       $15.226      $21.493      19,387
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2004       $13.874      $14.999       6,120
                                                   2005       $14.999      $16.519      10,110
                                                   2006       $16.519      $17.977      14,849
                                                   2007       $17.977      $18.782      10,381
                                                   2008       $18.782      $15.683       7,102
                                                   2009       $15.683      $20.040       6,200
                                                   2010       $20.040      $21.599       4,048
                                                   2011       $21.599      $22.674       7,999
                                                   2012       $22.674      $26.248       6,884
                                                   2013       $26.248      $23.520       9,742


                              252     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                  Number of
                                                       Accumulation Accumulation    Units
                                          For the Year  Unit Value   Unit Value  Outstanding
                                             Ending    at Beginning    at End      at End
Sub-Accounts                              December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                              2004       $10.000      $11.075       24,900
                                              2005       $11.075      $12.180       47,188
                                              2006       $12.180      $14.536      101,345
                                              2007       $14.536      $15.670       83,710
                                              2008       $15.670      $10.936       58,984
                                              2009       $10.936      $13.915       55,696
                                              2010       $13.915      $15.586       42,266
                                              2011       $15.586      $16.693       36,346
                                              2012       $16.693      $18.949       17,100
                                              2013       $18.949      $22.269       12,833
--------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
                                              2004       $10.000      $10.749       18,791
                                              2005       $10.749      $12.215       16,554
                                              2006       $12.215      $12.490       10,996
                                              2007       $12.490      $14.952       10,166
                                              2008       $14.952       $7.461        2,938
                                              2009        $7.461      $12.131        3,621
                                              2010       $12.131      $14.638        1,574
                                              2011       $14.638      $13.974        3,159
                                              2012       $13.974      $15.697        2,904
                                              2013       $15.697      $22.827        2,404
--------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                              2004       $10.000      $10.723       10,867
                                              2005       $10.723      $12.162       12,616
                                              2006       $12.162      $12.400       13,657
                                              2007       $12.400      $14.815        6,253
                                              2008       $14.815       $7.370        7,839
                                              2009        $7.370      $11.953        4,708
                                              2010       $11.953      $14.394        4,856
                                              2011       $14.394      $13.707        4,385
                                              2012       $13.707      $15.352        3,986
                                              2013       $15.352      $22.273        3,051
--------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                              2006       $10.000       $9.820       22,302
                                              2007        $9.820      $11.823       30,094
                                              2008       $11.823       $6.175       19,376
                                              2009        $6.175       $9.544       17,313
                                              2010        $9.544      $12.398       19,532
                                              2011       $12.398      $11.303       13,370
                                              2012       $11.303      $12.042       10,053
                                              2013       $12.042      $16.260        9,099


                              253     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                     2004       $13.575      $15.858        1,901
                                                     2005       $15.858      $17.582        1,861
                                                     2006       $17.582      $19.312        5,220
                                                     2007       $19.312      $19.526        4,232
                                                     2008       $19.526      $11.422        2,737
                                                     2009       $11.422      $16.450        5,060
                                                     2010       $16.450      $20.446        3,421
                                                     2011       $20.446      $18.331        3,341
                                                     2012       $18.331      $20.650        3,340
                                                     2013       $20.650      $34.746        3,310
---------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                     2004       $14.511      $19.392       23,013
                                                     2005       $19.392      $22.236       24,523
                                                     2006       $22.236      $30.066       29,901
                                                     2007       $30.066      $24.425       16,406
                                                     2008       $24.425      $14.859       12,296
                                                     2009       $14.859      $18.750       12,283
                                                     2010       $18.750      $23.852        6,595
                                                     2011       $23.852      $24.753        5,862
                                                     2012       $24.753      $28.106        5,064
                                                     2013       $28.106      $28.087        4,290
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                     2004       $10.000       $9.875      113,071
                                                     2005        $9.875       $9.934      251,605
                                                     2006        $9.934      $10.164      133,457
                                                     2007       $10.164      $10.426      137,828
                                                     2008       $10.426      $10.422      135,319
                                                     2009       $10.422      $10.243            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.


                              254     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.193         0
                                                            2007       $10.193      $11.633         0
                                                            2008       $11.633       $6.487         0
                                                            2009        $6.487       $8.551         0
                                                            2010        $8.551       $9.730         0
                                                            2011        $9.730       $9.205         0
                                                            2012        $9.205      $10.403         0
                                                            2013       $10.403      $13.257         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.383         0
                                                            2007       $10.383      $10.953         0
                                                            2008       $10.953       $7.976         0
                                                            2009        $7.976       $9.620         0
                                                            2010        $9.620      $10.536         0
                                                            2011       $10.536      $10.210         0
                                                            2012       $10.210      $11.085         0
                                                            2013       $11.085      $12.210         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.412         0
                                                            2007       $10.412      $11.141         0
                                                            2008       $11.141       $7.285         0
                                                            2009        $7.285       $9.113         0
                                                            2010        $9.113      $10.138         0
                                                            2011       $10.138       $9.744         0
                                                            2012        $9.744      $10.720         0
                                                            2013       $10.720      $12.063         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.421         0
                                                            2007       $10.421      $11.263         0
                                                            2008       $11.263       $6.776         0
                                                            2009        $6.776       $8.650         0
                                                            2010        $8.650       $9.755         0
                                                            2011        $9.755       $9.224         0
                                                            2012        $9.224      $10.338         0
                                                            2013       $10.338      $12.214         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.274         0
                                                            2007       $10.274      $10.588         0
                                                            2008       $10.588       $9.200         0
                                                            2009        $9.200      $10.263         0
                                                            2010       $10.263      $10.712         0
                                                            2011       $10.712      $10.569         0
                                                            2012       $10.569      $10.928         0
                                                            2013       $10.928      $11.188         0


                              255     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.673          0
                                                               2007        $9.673      $11.511          0
                                                               2008       $11.511       $6.186          0
                                                               2009        $6.186       $8.694          0
                                                               2010        $8.694      $10.133          0
                                                               2011       $10.133       $9.905          0
                                                               2012        $9.905      $11.390          0
                                                               2013       $11.390      $14.919          0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.742          0
                                                               2007       $10.742      $10.994          0
                                                               2008       $10.994       $6.722          0
                                                               2009        $6.722       $8.262          0
                                                               2010        $8.262       $9.224          0
                                                               2011        $9.224       $9.137          0
                                                               2012        $9.137      $10.280          0
                                                               2013       $10.280      $13.196          0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.804          0
                                                               2007        $9.804      $11.002          0
                                                               2008       $11.002       $6.465          0
                                                               2009        $6.465       $8.793          0
                                                               2010        $8.793      $11.001          0
                                                               2011       $11.001       $9.544          0
                                                               2012        $9.544      $10.639          0
                                                               2013       $10.639      $14.066          0
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2004       $13.259      $14.271        539
                                                               2005       $14.271      $14.377        540
                                                               2006       $14.377      $16.335        497
                                                               2007       $16.335      $15.304        510
                                                               2008       $15.304       $9.658        443
                                                               2009        $9.658      $11.894        470
                                                               2010       $11.894      $13.505        445
                                                               2011       $13.505      $13.459        397
                                                               2012       $13.459      $14.698        377
                                                               2013       $14.698      $18.537        365


                              256     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.156          0
                                                                  2005       $11.156      $11.031          0
                                                                  2006       $11.031      $12.693          0
                                                                  2007       $12.693      $12.814          0
                                                                  2008       $12.814       $8.771          0
                                                                  2009        $8.771      $11.574          0
                                                                  2010       $11.574      $12.690          0
                                                                  2011       $12.690      $12.644          0
                                                                  2012       $12.644      $13.859          0
                                                                  2013       $13.859      $15.367          0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.496          0
                                                                  2005       $10.496      $10.323          0
                                                                  2006       $10.323      $11.140          0
                                                                  2007       $11.140      $11.514          0
                                                                  2008       $11.514       $7.336          0
                                                                  2009        $7.336       $9.261          0
                                                                  2010        $9.261      $10.056          0
                                                                  2011       $10.056       $9.639          0
                                                                  2012        $9.639      $10.539          0
                                                                  2013       $10.539      $13.192          0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2004       $14.417      $17.361        641
                                                                  2005       $17.361      $18.377        630
                                                                  2006       $18.377      $20.921        622
                                                                  2007       $20.921      $19.871        640
                                                                  2008       $19.871      $12.951        547
                                                                  2009       $12.951      $16.277        553
                                                                  2010       $16.277      $20.310        499
                                                                  2011       $20.310      $19.022        465
                                                                  2012       $19.022      $21.912        435
                                                                  2013       $21.912      $29.050         53
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $15.390      $16.694          0
                                                                  2005       $16.694      $17.024          0
                                                                  2006       $17.024      $18.007          0
                                                                  2007       $18.007      $19.490          0
                                                                  2008       $19.490      $10.905          0
                                                                  2009       $10.905      $15.236          0
                                                                  2010       $15.236      $18.923          0
                                                                  2011       $18.923      $17.525          0
                                                                  2012       $17.525      $18.903          0
                                                                  2013       $18.903      $25.413          0


                              257     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                 2004       $10.000      $10.176       1,084
                                                                 2005       $10.176      $10.141       1,084
                                                                 2006       $10.141      $10.265       1,084
                                                                 2007       $10.265      $10.648       1,084
                                                                 2008       $10.648      $11.148       1,084
                                                                 2009       $11.148      $11.184       1,084
                                                                 2010       $11.184      $11.458       1,034
                                                                 2011       $11.458      $11.784         976
                                                                 2012       $11.784      $11.683         926
                                                                 2013       $11.683      $11.114         880
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                 2006       $10.000      $10.936           0
                                                                 2007       $10.936      $11.901           0
                                                                 2008       $11.901       $8.285           0
                                                                 2009        $8.285       $9.942           0
                                                                 2010        $9.942      $10.832           0
                                                                 2011       $10.832      $10.229           0
                                                                 2012       $10.229      $11.283           0
                                                                 2013       $11.283      $14.012           0
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2004       $12.560      $13.766       1,378
                                                                 2005       $13.766      $14.811       1,332
                                                                 2006       $14.811      $17.063       1,250
                                                                 2007       $17.063      $17.179       1,203
                                                                 2008       $17.179      $10.513       1,070
                                                                 2009       $10.513      $12.895       1,132
                                                                 2010       $12.895      $13.953       1,133
                                                                 2011       $13.953      $13.437       1,072
                                                                 2012       $13.437      $14.937         995
                                                                 2013       $14.937      $18.644         452
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2004       $16.706      $20.275           0
                                                                 2005       $20.275      $25.143           0
                                                                 2006       $25.143      $31.342           0
                                                                 2007       $31.342      $39.272           0
                                                                 2008       $39.272      $18.073           0
                                                                 2009       $18.073      $30.353           0
                                                                 2010       $30.353      $34.732           0
                                                                 2011       $34.732      $28.440           0
                                                                 2012       $28.440      $31.315           0
                                                                 2013       $31.315      $30.192           0


                              258     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2004       $13.463      $15.528         608
                                                                      2005       $15.528      $16.649         608
                                                                      2006       $16.649      $19.677         608
                                                                      2007       $19.677      $22.104         608
                                                                      2008       $22.104      $12.824         608
                                                                      2009       $12.824      $17.101         608
                                                                      2010       $17.101      $18.041         580
                                                                      2011       $18.041      $15.689         547
                                                                      2012       $15.689      $18.049         519
                                                                      2013       $18.049      $21.599         493
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                      2004       $12.760      $14.247           0
                                                                      2005       $14.247      $13.438           0
                                                                      2006       $13.438      $14.747           0
                                                                      2007       $14.747      $15.927           0
                                                                      2008       $15.927      $16.461           0
                                                                      2009       $16.461      $19.011           0
                                                                      2010       $19.011      $21.173           0
                                                                      2011       $21.173      $20.425           0
                                                                      2012       $20.425      $22.869           0
                                                                      2013       $22.869      $22.616           0
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--
 SERIES II
                                                                      2004       $11.621      $12.075           0
                                                                      2005       $12.075      $12.648           0
                                                                      2006       $12.648      $12.632           0
                                                                      2007       $12.632      $14.336           0
                                                                      2008       $14.336       $7.098           0
                                                                      2009        $7.098      $11.441           0
                                                                      2010       $11.441      $13.312           0
                                                                      2011       $13.312      $12.127           0
                                                                      2012       $12.127      $13.381           0
                                                                      2013       $13.381      $18.203           0
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                      2004       $10.000      $11.222       1,693
                                                                      2005       $11.222      $12.265       1,587
                                                                      2006       $12.265      $14.407       1,479
                                                                      2007       $14.407      $15.117       1,356
                                                                      2008       $15.117       $8.636       1,302
                                                                      2009        $8.636      $11.698       1,256
                                                                      2010       $11.698      $13.916       1,147
                                                                      2011       $13.916      $13.667       1,048
                                                                      2012       $13.667      $15.600         944
                                                                      2013       $15.600      $20.383         411


                              259     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES II
                                                                       2004       $10.000      $11.215         0
                                                                       2005       $11.215      $12.240         0
                                                                       2006       $12.240      $14.369         0
                                                                       2007       $14.369      $15.063         0
                                                                       2008       $15.063       $8.586         0
                                                                       2009        $8.586      $11.626         0
                                                                       2010       $11.626      $13.824         0
                                                                       2011       $13.824      $13.564         0
                                                                       2012       $13.564      $15.452         0
                                                                       2013       $15.452      $20.138         0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                       2004       $10.000      $11.258         0
                                                                       2005       $11.258      $11.407         0
                                                                       2006       $11.407      $12.882         0
                                                                       2007       $12.882      $12.242         0
                                                                       2008       $12.242       $7.647         0
                                                                       2009        $7.647       $9.555         0
                                                                       2010        $9.555      $10.758         0
                                                                       2011       $10.758      $10.248         0
                                                                       2012       $10.248      $11.859         0
                                                                       2013       $11.859      $15.655         0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--
 SERIES II
                                                                       2004       $10.000      $10.885         0
                                                                       2005       $10.885      $11.374         0
                                                                       2006       $11.374      $12.461         0
                                                                       2007       $12.461      $12.532         0
                                                                       2008       $12.532       $9.429         0
                                                                       2009        $9.429      $11.238         0
                                                                       2010       $11.238      $12.252         0
                                                                       2011       $12.252      $11.768         0
                                                                       2012       $11.768      $12.869         0
                                                                       2013       $12.869      $15.640         0


                              260     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--
 SERIES II
                                                                 2004       $13.221      $14.683       1,280
                                                                 2005       $14.683      $15.677       1,227
                                                                 2006       $15.677      $17.694       1,195
                                                                 2007       $17.694      $17.650       1,156
                                                                 2008       $17.650      $11.643         961
                                                                 2009       $11.643      $14.061       1,028
                                                                 2010       $14.061      $15.351       1,037
                                                                 2011       $15.351      $14.601         981
                                                                 2012       $14.601      $16.246         902
                                                                 2013       $16.246      $21.147         396
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--
 SERIES II
                                                                 2004       $10.000      $11.047           0
                                                                 2005       $11.047      $11.945           0
                                                                 2006       $11.945      $12.197           0
                                                                 2007       $12.197      $13.955           0
                                                                 2008       $13.955       $7.219           0
                                                                 2009        $7.219      $10.986           0
                                                                 2010       $10.986      $13.606           0
                                                                 2011       $13.606      $12.001           0
                                                                 2012       $12.001      $13.035           0
                                                                 2013       $13.035      $17.328           0
---------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                 2004       $10.000      $10.334           0
                                                                 2005       $10.334      $10.188           0
                                                                 2006       $10.188      $10.840           0
                                                                 2007       $10.840      $11.199           0
                                                                 2008       $11.199       $8.987           0
                                                                 2009        $8.987      $11.745           0
                                                                 2010       $11.745      $12.837           0
                                                                 2011       $12.837      $13.040           0
                                                                 2012       $13.040      $14.279           0
                                                                 2013       $14.279      $15.030           0
---------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                 2004       $10.000      $10.881           0
                                                                 2005       $10.881      $11.326           0
                                                                 2006       $11.326      $12.636           0
                                                                 2007       $12.636      $13.120           0
                                                                 2008       $13.120       $9.107           0
                                                                 2009        $9.107      $11.163           0
                                                                 2010       $11.163      $12.930           0
                                                                 2011       $12.930      $12.018           0
                                                                 2012       $12.018      $12.932           0
                                                                 2013       $12.932      $17.084           0


                              261     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.866           0
                                                                   2005       $10.866      $10.918           0
                                                                   2006       $10.918      $12.460           0
                                                                   2007       $12.460      $12.540           0
                                                                   2008       $12.540       $7.758           0
                                                                   2009        $7.758       $8.975           0
                                                                   2010        $8.975      $10.255           0
                                                                   2011       $10.255       $9.373           0
                                                                   2012        $9.373      $10.223           0
                                                                   2013       $10.223      $13.519           0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.113           0
                                                                   2005       $11.113      $11.315           0
                                                                   2006       $11.315      $11.881           0
                                                                   2007       $11.881      $14.020           0
                                                                   2008       $14.020       $8.425           0
                                                                   2009        $8.425      $11.932           0
                                                                   2010       $11.932      $14.273           0
                                                                   2011       $14.273      $12.494           0
                                                                   2012       $12.494      $13.872           0
                                                                   2013       $13.872      $18.504           0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP STOCK PORTFOLIO
                                                                   2004       $10.000      $11.096           0
                                                                   2005       $11.096      $11.686           0
                                                                   2006       $11.686      $12.764           0
                                                                   2007       $12.764      $12.491           0
                                                                   2008       $12.491       $7.371           0
                                                                   2009        $7.371       $9.081           0
                                                                   2010        $9.081      $11.085           0
                                                                   2011       $11.085      $10.354           0
                                                                   2012       $10.354      $11.541           0
                                                                   2013       $11.541      $14.635           0
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                                   2004       $12.206      $12.663       1,465
                                                                   2005       $12.663      $12.923       1,481
                                                                   2006       $12.923      $13.542       1,540
                                                                   2007       $13.542      $15.002       1,366
                                                                   2008       $15.002       $7.932       1,376
                                                                   2009        $7.932      $11.127       1,339
                                                                   2010       $11.127      $11.818       1,329
                                                                   2011       $11.818      $11.342       1,218
                                                                   2012       $11.342      $12.560       1,172
                                                                   2013       $12.560      $15.820         531


                              262     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL INCOME FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                                      2004       $12.964      $13.851         0
                                                                      2005       $13.851      $13.975         0
                                                                      2006       $13.975      $15.077         0
                                                                      2007       $15.077      $15.180         0
                                                                      2008       $15.180       $8.329         0
                                                                      2009        $8.329       $9.855         0
                                                                      2010        $9.855      $10.806         0
                                                                      2011       $10.806      $10.556         0
                                                                      2012       $10.556      $11.515         0
                                                                      2013       $11.515      $12.643         0
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                                      2004       $10.000      $10.082         0
                                                                      2005       $10.082      $10.040         0
                                                                      2006       $10.040      $10.253         0
                                                                      2007       $10.253      $10.384         0
                                                                      2008       $10.384       $6.156         0
                                                                      2009        $6.156       $6.532         0
                                                                      2010        $6.532       $7.074         0
                                                                      2011        $7.074       $7.430         0
                                                                      2012        $7.430       $7.965         0
                                                                      2013        $7.965       $7.721         0
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--
 SERVICE SHARES
                                                                      2004       $12.267      $14.257         0
                                                                      2005       $14.257      $15.538         0
                                                                      2006       $15.538      $15.529         0
                                                                      2007       $15.529      $16.021         0
                                                                      2008       $16.021       $7.917         0
                                                                      2009        $7.917      $10.190         0
                                                                      2010       $10.190      $12.609         0
                                                                      2011       $12.609      $12.374         0
                                                                      2012       $12.374      $13.986         0
                                                                      2013       $13.986      $18.459         0
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                      2004       $14.093      $16.303         0
                                                                      2005       $16.303      $18.097         0
                                                                      2006       $18.097      $20.669         0
                                                                      2007       $20.669      $21.333         0
                                                                      2008       $21.333      $12.386         0
                                                                      2009       $12.386      $16.796         0
                                                                      2010       $16.796      $18.912         0
                                                                      2011       $18.912      $16.834         0
                                                                      2012       $16.834      $19.812         0
                                                                      2013       $19.812      $24.484         0


                              263     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                     2004       $12.016      $12.679          56
                                                                     2005       $12.679      $12.645          56
                                                                     2006       $12.645      $13.196          56
                                                                     2007       $13.196      $14.066          52
                                                                     2008       $14.066      $11.705          36
                                                                     2009       $11.705      $13.486          35
                                                                     2010       $13.486      $15.063          31
                                                                     2011       $15.063      $14.754          28
                                                                     2012       $14.754      $16.244          25
                                                                     2013       $16.244      $15.749          29
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                     2004       $12.829      $13.574           0
                                                                     2005       $13.574      $13.475           0
                                                                     2006       $13.475      $14.324           0
                                                                     2007       $14.324      $13.871           0
                                                                     2008       $13.871       $2.892           0
                                                                     2009        $2.892       $3.544           0
                                                                     2010        $3.544       $3.947           0
                                                                     2011        $3.947       $3.743           0
                                                                     2012        $3.743       $4.121           0
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                     2004       $12.508      $13.285       2,527
                                                                     2005       $13.285      $13.671       2,532
                                                                     2006       $13.671      $15.268       2,503
                                                                     2007       $15.268      $15.472       2,445
                                                                     2008       $15.472       $9.240       2,345
                                                                     2009        $9.240      $11.508       2,391
                                                                     2010       $11.508      $12.971       2,287
                                                                     2011       $12.971      $12.583       2,563
                                                                     2012       $12.583      $14.278       2,392
                                                                     2013       $14.278      $18.262       1,754
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--
 SERVICE SHARES
                                                                     2004       $14.518      $16.837           0
                                                                     2005       $16.837      $17.977           0
                                                                     2006       $17.977      $20.060           0
                                                                     2007       $20.060      $19.245           0
                                                                     2008       $19.245      $11.610           0
                                                                     2009       $11.610      $15.464           0
                                                                     2010       $15.464      $18.518           0
                                                                     2011       $18.518      $17.591           0
                                                                     2012       $17.591      $20.142           0
                                                                     2013       $20.142      $27.563           0


                              264     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                      2009       $10.000      $11.800          0
                                                      2010       $11.800      $12.930          0
                                                      2011       $12.930      $12.825          0
                                                      2012       $12.825      $14.888          0
                                                      2013       $14.888      $19.185          0
----------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                      2004       $11.963      $12.596        911
                                                      2005       $12.596      $12.749        960
                                                      2006       $12.749      $13.886        982
                                                      2007       $13.886      $13.639        981
                                                      2008       $13.639       $7.867        891
                                                      2009        $7.867       $9.617        957
                                                      2010        $9.617      $10.372        978
                                                      2011       $10.372      $10.373        891
                                                      2012       $10.373      $11.359        839
                                                      2013       $11.359      $13.053        154
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004       $12.309      $13.069          0
                                                      2005       $13.069      $13.605          0
                                                      2006       $13.605      $14.943          0
                                                      2007       $14.943      $14.966          0
                                                      2008       $14.966       $9.710          0
                                                      2009        $9.710      $12.776          0
                                                      2010       $12.776      $14.258          0
                                                      2011       $14.258      $13.818          0
                                                      2012       $13.818      $15.354          0
                                                      2013       $15.354      $17.854          0
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                      2004       $11.190      $11.665          0
                                                      2005       $11.665      $12.850          0
                                                      2006       $12.850      $12.855          0
                                                      2007       $12.855      $12.432          0
                                                      2008       $12.432      $10.032          0
                                                      2009       $10.032      $12.300          0
                                                      2010       $12.300      $12.265          0
                                                      2011       $12.265      $11.795          0
                                                      2012       $11.795      $14.033          0
                                                      2013       $14.033      $19.345          0


                              265     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                2004       $13.937      $16.469          44
                                                2005       $16.469      $17.401          41
                                                2006       $17.401      $21.512          35
                                                2007       $21.512      $25.106          28
                                                2008       $25.106      $16.981          25
                                                2009       $16.981      $17.740          27
                                                2010       $17.740      $17.579          27
                                                2011       $17.579      $16.182          26
                                                2012       $16.182      $16.539          25
                                                2013       $16.539      $18.318          25
----------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                2004       $13.370      $14.457       2,340
                                                2005       $14.457      $14.804       2,355
                                                2006       $14.804      $16.700       2,315
                                                2007       $16.700      $15.267       2,370
                                                2008       $15.267       $9.107       2,273
                                                2009        $9.107      $11.504       2,318
                                                2010       $11.504      $12.804       2,243
                                                2011       $12.804      $11.882       2,551
                                                2012       $11.882      $13.774       2,368
                                                2013       $13.774      $18.186       1,685
----------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                2004       $13.212      $14.212           0
                                                2005       $14.212      $14.259           0
                                                2006       $14.259      $15.337           0
                                                2007       $15.337      $15.339           0
                                                2008       $15.339      $11.035           0
                                                2009       $11.035      $16.128           0
                                                2010       $16.128      $17.898           0
                                                2011       $17.898      $17.723           0
                                                2012       $17.723      $20.006           0
                                                2013       $20.006      $20.997           0
----------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                2004       $10.338      $10.506           0
                                                2005       $10.506      $10.466           0
                                                2006       $10.466      $10.645           0
                                                2007       $10.645      $10.899           0
                                                2008       $10.899       $8.068           0
                                                2009        $8.068      $11.514           0
                                                2010       $11.514      $12.310           0
                                                2011       $12.310      $12.579           0
                                                2012       $12.579      $13.555           0
                                                2013       $13.555      $13.437           0


                              266     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $13.249      $14.981           0
                                                   2005       $14.981      $16.357           0
                                                   2006       $16.357      $20.331           0
                                                   2007       $20.331      $21.436           0
                                                   2008       $21.436      $11.691           0
                                                   2009       $11.691      $14.179           0
                                                   2010       $14.179      $15.181           0
                                                   2011       $15.181      $12.271           0
                                                   2012       $12.271      $14.557           0
                                                   2013       $14.557      $18.142           0
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2004       $12.862      $14.098           0
                                                   2005       $14.098      $14.929           0
                                                   2006       $14.929      $16.552           0
                                                   2007       $16.552      $15.273           0
                                                   2008       $15.273       $8.984           0
                                                   2009        $8.984      $11.437           0
                                                   2010       $11.437      $12.678           0
                                                   2011       $12.678      $12.343           0
                                                   2012       $12.343      $14.032           0
                                                   2013       $14.032      $18.451           0
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2004        $9.755       $9.555           0
                                                   2005        $9.555       $9.534           0
                                                   2006        $9.534       $9.686           0
                                                   2007        $9.686       $9.875           0
                                                   2008        $9.875       $9.856           0
                                                   2009        $9.856       $9.611           0
                                                   2010        $9.611       $9.356           0
                                                   2011        $9.356       $9.106           0
                                                   2012        $9.106       $8.861           0
                                                   2013        $8.861       $8.624           0
-------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                                   2004       $13.362      $14.343       1,502
                                                   2005       $14.343      $15.354       1,449
                                                   2006       $15.354      $16.221       1,490
                                                   2007       $16.221      $16.688       1,419
                                                   2008       $16.688       $9.947       1,314
                                                   2009        $9.947      $12.790       1,333
                                                   2010       $12.790      $14.880       1,902
                                                   2011       $14.880      $13.744       1,780
                                                   2012       $13.744      $15.615       1,693
                                                   2013       $15.615      $20.733         502


                              267     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                            Number of
                                                 Accumulation Accumulation    Units
                                    For the Year  Unit Value   Unit Value  Outstanding
                                       Ending    at Beginning    at End      at End
Sub-Accounts                        December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                        2004       $14.429      $16.207           0
                                        2005       $16.207      $16.701           0
                                        2006       $16.701      $18.856           0
                                        2007       $18.856      $17.449           0
                                        2008       $17.449       $9.379           0
                                        2009        $9.379       $8.819           0
--------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                        2004       $12.965      $13.570           0
                                        2005       $13.570      $13.868           0
                                        2006       $13.868      $15.023           0
                                        2007       $15.023      $14.698           0
                                        2008       $14.698       $8.789           0
                                        2009        $8.789      $11.391           0
                                        2010       $11.391      $12.900           0
                                        2011       $12.900      $12.335           0
                                        2012       $12.335      $14.153           0
                                        2013       $14.153      $18.367           0
--------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                        2004       $13.427      $15.497         728
                                        2005       $15.497      $16.913         691
                                        2006       $16.913      $17.357         744
                                        2007       $17.357      $17.531         715
                                        2008       $17.531       $9.289         724
                                        2009        $9.289      $12.541         744
                                        2010       $12.541      $14.216           0
--------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                        2004       $12.274      $12.545       1,697
                                        2005       $12.545      $12.904       1,709
                                        2006       $12.904      $13.240       1,830
                                        2007       $13.240      $13.594       1,752
                                        2008       $13.594       $8.329       1,585
                                        2009        $8.329      $13.284       1,301
                                        2010       $13.284      $15.615       1,167
                                        2011       $15.615      $12.483       1,242
                                        2012       $12.483      $13.875       1,235
                                        2013       $13.875      $19.406         455


                              268     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2004       $13.735      $14.713           0
                                                   2005       $14.713      $16.056           0
                                                   2006       $16.056      $17.313           0
                                                   2007       $17.313      $17.922           0
                                                   2008       $17.922      $14.828           0
                                                   2009       $14.828      $18.774           0
                                                   2010       $18.774      $20.049           0
                                                   2011       $20.049      $20.854           0
                                                   2012       $20.854      $23.919           0
                                                   2013       $23.919      $21.238           0
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.974           0
                                                   2005       $10.974      $11.958           0
                                                   2006       $11.958      $14.141           0
                                                   2007       $14.141      $15.104           0
                                                   2008       $15.104      $10.444           0
                                                   2009       $10.444      $13.167           0
                                                   2010       $13.167      $14.613           0
                                                   2011       $14.613      $15.508           0
                                                   2012       $15.508      $17.443           0
                                                   2013       $17.443      $20.311           0
-------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
                                                   2004       $10.000      $10.683       1,685
                                                   2005       $10.683      $12.029       1,541
                                                   2006       $12.029      $12.187       1,643
                                                   2007       $12.187      $14.455       1,371
                                                   2008       $14.455       $7.147       1,419
                                                   2009        $7.147      $11.514       1,257
                                                   2010       $11.514      $13.766       1,097
                                                   2011       $13.766      $13.022       1,003
                                                   2012       $13.022      $14.492       1,003
                                                   2013       $14.492      $20.883         382
-------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.657           0
                                                   2005       $10.657      $11.977           0
                                                   2006       $11.977      $12.100           0
                                                   2007       $12.100      $14.323           0
                                                   2008       $14.323       $7.059           0
                                                   2009        $7.059      $11.345           0
                                                   2010       $11.345      $13.536           0
                                                   2011       $13.536      $12.772           0
                                                   2012       $12.772      $14.175           0
                                                   2013       $14.175      $20.376           0


                              269     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                     2006       $10.000       $9.759          0
                                                     2007        $9.759      $11.642          0
                                                     2008       $11.642       $6.025          0
                                                     2009        $6.025       $9.226          0
                                                     2010        $9.226      $11.875          0
                                                     2011       $11.875      $10.727          0
                                                     2012       $10.727      $11.324          0
                                                     2013       $11.324      $15.150          0
---------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                     2004       $13.492      $15.617          0
                                                     2005       $15.617      $17.156          0
                                                     2006       $17.156      $18.672          0
                                                     2007       $18.672      $18.705          0
                                                     2008       $18.705      $10.841          0
                                                     2009       $10.841      $15.470          0
                                                     2010       $15.470      $19.053          0
                                                     2011       $19.053      $16.925          0
                                                     2012       $16.925      $18.891          0
                                                     2013       $18.891      $31.496          0
---------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                     2004       $14.366      $19.022        510
                                                     2005       $19.022      $21.613        510
                                                     2006       $21.613      $28.957        510
                                                     2007       $28.957      $23.307        510
                                                     2008       $23.307      $14.048        510
                                                     2009       $14.048      $17.565        510
                                                     2010       $17.565      $22.140        487
                                                     2011       $22.140      $22.765          0
                                                     2012       $22.765      $25.612          0
                                                     2013       $25.612      $25.360          0
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                     2004       $10.000       $9.784          0
                                                     2005        $9.784       $9.753          0
                                                     2006        $9.753       $9.887          0
                                                     2007        $9.887      $10.049          0
                                                     2008       $10.049       $9.953          0
                                                     2009        $9.953       $9.696          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.19%.


                              270     PROSPECTUS

PA195-4

[LOGO]

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758560, TOPEKA, KS 66675-8560
TELEPHONE NUMBER: 1-800-390-1277
FAX NUMBER: 1-785-228-4568

                                                   PROSPECTUS DATED MAY 1, 2014

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

   .   PUTNAM ALLSTATE ADVISOR

   .   PUTNAM ALLSTATE ADVISOR PLUS

   .   PUTNAM ALLSTATE ADVISOR PREFERRED

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 23 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following underlying fund portfolios ("FUNDS") of the Putnam Variable Trust:

 PUTNAM VT AMERICAN GOVERNMENT INCOME   PUTNAM VT INCOME FUND - CLASS IB
   FUND - CLASS IB
                                        PUTNAM VT INTERNATIONAL EQUITY FUND -
 PUTNAM VT CAPITAL OPPORTUNITIES FUND     CLASS IB
   - CLASS IB
                                        PUTNAM VT INTERNATIONAL GROWTH FUND -
 PUTNAM VT DIVERSIFIED INCOME FUND -      CLASS IB
   CLASS IB
                                        PUTNAM VT INTERNATIONAL VALUE FUND -
 PUTNAM VT EQUITY INCOME FUND - CLASS     CLASS IB
   IB
                                        PUTNAM VT INVESTORS FUND - CLASS IB
 PUTNAM VT GEORGE PUTNAM BALANCED FUND
   - CLASS IB                           PUTNAM VT MULTI-CAP VALUE FUND -
                                          CLASS IB
 PUTNAM VT GLOBAL ASSET ALLOCATION
   FUND - CLASS IB                      PUTNAM VT MONEY MARKET FUND - CLASS IB

 PUTNAM VT GLOBAL EQUITY FUND - CLASS   PUTNAM VT MULTI-CAP GROWTH FUND -
 IB                                       CLASS IB

 PUTNAM VT GLOBAL HEALTH CARE FUND -    PUTNAM VT RESEARCH FUND - CLASS IB
 CLASS IB
                                        PUTNAM VT SMALL CAP VALUE FUND -
 PUTNAM VT GLOBAL UTILITIES FUND -        CLASS IB
   CLASS IB

 PUTNAM VT GROWTH AND INCOME FUND -     PUTNAM VT VOYAGER FUND - CLASS IB
 CLASS IB

 PUTNAM VT GROWTH OPPORTUNITIES FUND -
 CLASS IB

 PUTNAM VT HIGH YIELD FUND - CLASS IB

For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.


WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2014, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 46 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                               1     PROSPECTUS

IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY
           FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
           INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

                               2     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     4
                   -----------------------------------------
                      Overview of Contracts               5
                   -----------------------------------------
                      The Contracts at a Glance           6
                   -----------------------------------------
                      How the Contracts Work              9
                   -----------------------------------------
                      Expense Table                      10
                   -----------------------------------------
                      Financial Information              13
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contracts                      13
                   -----------------------------------------
                      Purchases                          15
                   -----------------------------------------
                      Contract Value                     16
                   -----------------------------------------
                      Investment Alternatives            17
                   -----------------------------------------
                        The Variable Sub-Accounts        17
                   -----------------------------------------
                        The Fixed Account Options        18
                   -----------------------------------------
                        Transfers                        19
                   -----------------------------------------

                                                                 PAGE
          -----------------------------------------------------------
             Expenses                                             22
          -----------------------------------------------------------
             Access to Your Money                                 24
          -----------------------------------------------------------
             Income Payments                                      25
          -----------------------------------------------------------
             Death Benefits                                       30
          -----------------------------------------------------------
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information                                     35
          -----------------------------------------------------------
             Taxes                                                37
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS   46
          -----------------------------------------------------------
          APPENDIX A - CONTRACT COMPARISON CHART                  47
          -----------------------------------------------------------
          APPENDIX B - ACCUMULATION UNIT VALUES                   48
          -----------------------------------------------------------
          APPENDIX C - WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME
           BENEFITS                                               91
          -----------------------------------------------------------
          APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH
           BENEFITS                                               92
          -----------------------------------------------------------
          APPENDIX E - CALCULATION OF EARNINGS PROTECTION DEATH
           BENEFIT OPTION                                         93
          -----------------------------------------------------------


                               3     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

                                                            PAGE
                ------------------------------------------------
                Accumulation Phase                             9
                ------------------------------------------------
                Accumulation Unit                         13, 16
                ------------------------------------------------
                Accumulation Unit Value                   13, 16
                ------------------------------------------------
                Allstate Life ("We")                       1, 35
                ------------------------------------------------
                Annuitant                                     13
                ------------------------------------------------
                Automatic Additions Program                   15
                ------------------------------------------------
                Automatic Fund Rebalancing Program            21
                ------------------------------------------------
                Beneficiary                                   14
                ------------------------------------------------
                Cancellation Period                        6, 16
                ------------------------------------------------
                *Contract                                  1, 13
                ------------------------------------------------
                Contract Anniversary                           7
                ------------------------------------------------
                Contract Owner ("You")                     9, 13
                ------------------------------------------------
                Contract Value                             1, 16
                ------------------------------------------------
                Contract Year                                  7
                ------------------------------------------------
                Credit Enhancement                         1, 15
                ------------------------------------------------
                Dollar Cost Averaging Program                 21
                ------------------------------------------------
                Due Proof of Death                            30
                ------------------------------------------------
                Earnings Protection Death Benefit Option   6, 31
                ------------------------------------------------
                Enhanced Beneficiary Protection Option     6, 32
                ------------------------------------------------
                Excess of Earnings Withdrawal                 31
                ------------------------------------------------
                Fixed Account Options                      1, 18
                ------------------------------------------------
                Free Withdrawal Amount                        23
                ------------------------------------------------

                                                          PAGE
                  --------------------------------------------
                  Funds                              1, 17, 35
                  --------------------------------------------
                  Guarantee Period                          18
                  --------------------------------------------
                  Income Base                            7, 28
                  --------------------------------------------
                  Income Plan                               25
                  --------------------------------------------
                  In-Force Earnings                         31
                  --------------------------------------------
                  In-Force Premium                          31
                  --------------------------------------------
                  Investment Alternatives             1, 7, 17
                  --------------------------------------------
                  Issue Date                                 9
                  --------------------------------------------
                  Maximum Anniversary Value                 30
                  --------------------------------------------
                  Payout Phase                               9
                  --------------------------------------------
                  Payout Start Date                      9, 25
                  --------------------------------------------
                  Retirement Income Guarantee Rider      7, 28
                  --------------------------------------------
                  Rider Application Date                     6
                  --------------------------------------------
                  Rider Date                                28
                  --------------------------------------------
                  Right to Cancel                        6, 16
                  --------------------------------------------
                  SEC                                        1
                  --------------------------------------------
                  Settlement Value                          30
                  --------------------------------------------
                  Standard Fixed Account Option             18
                  --------------------------------------------
                  Systematic Withdrawal Program             25
                  --------------------------------------------
                  Valuation Date                            15
                  --------------------------------------------
                  Variable Account                       1, 35
                  --------------------------------------------
                  Variable Sub-Account                   1, 17
                  --------------------------------------------

* In certain states these Contracts were available only as group Contracts. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The PUTNAM ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

..   The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

..   The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period
    (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.

                               5     PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS  WE ARE NO LONGER OFFERING NEW CONTRACTS.

                   You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of $1,000,000.
                   You must maintain a minimum Contract Value of $1,000.

                   For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of such purchase payment.
---------------------------------------------------------------------------------------------------
RIGHT TO CANCEL    You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("CANCELLATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                   Variable Account, including the deduction of mortality and expense risk charges. If you exercise your RIGHT TO CANCEL the Contract, the amount we refund to you will not include any Credit Enhancement. The amount you receive will be less applicable federal and state income tax withholding. See "Right to
                   Cancel" for details.
---------------------------------------------------------------------------------------------------
EXPENSES           Each Fund pays expenses that you will bear indirectly if you invest in a
                   Variable Sub-Account. You also will bear the following expenses:

                   PUTNAM ALLSTATE ADVISOR CONTRACTS

                   .   Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

                   .   Annual contract maintenance charge of $30 (waived in certain cases)

                   .   Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn
                       (with certain exceptions)

                   PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

                   .   Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

                   .   Withdrawal charges ranging from 0% to 8% of purchase payments withdrawn
                       (with certain exceptions)

                   PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

                   .   Annual mortality and expense risk charge equal to 1.65% of average daily net assets.

                   .   Withdrawal charges ranging from 0% to 2% of purchase payments withdrawn
                       (with certain exceptions)
                   ALL CONTRACTS

                   .   If you select the ENHANCED BENEFICIARY PROTECTION OPTION you would pay an additional mortality and expense risk charge of 0.15%.

                   .   If you select the EARNINGS PROTECTION DEATH BENEFIT OPTION you would pay an additional mortality and expense risk charge of 0.20% or 0.35% (depending on the age of the oldest Owner and Annuitant on the date we receive the completed application or request to add the Option, whichever is later
                       ("RIDER APPLICATION DATE")).

                               6     PROSPECTUS


                         .   We discontinued offering the RETIREMENT INCOME GUARANTEE RIDER as of
                             January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to January 1, 2004, you will pay an additional fee at the annual rate of
                             0.05% or 0.30% (depending on the option you selected) of the INCOME BASE in effect on a Contract Anniversary ("CONTRACT ANNIVERSARY").

                         .   Transfer fee equal to 0.50% of the amount transferred after the 12/th/
                             transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                         .   State premium tax (if your state imposes one)
-----------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  Each Contract offers several investment alternatives including:

                         .   a Standard Fixed Account Option* that credits interest at rates we guarantee, and

                         .   23 Variable Sub-Accounts investing in Funds offering professional money management by Putnam Investment Management, LLC.

                         PUTNAM ALLSTATE ADVISOR CONTRACTS offer 2 additional Fixed Account Options that credit interest at rates we guarantee.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-390-1277.

                            *For PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (except Contracts issued in
                            Oregon), the Standard Fixed Account Option is currently not available for new investments.
-----------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         .   AUTOMATIC FUND REBALANCING PROGRAM

                         .   AUTOMATIC ADDITIONS PROGRAM

                         .   DOLLAR COST AVERAGING PROGRAM

                         .   SYSTEMATIC WITHDRAWAL PROGRAM
-----------------------------------------------------------------------------------------------------------
INCOME PAYMENTS          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                         .   life income with guaranteed payments

                         .   a joint and survivor life income with guaranteed payments

                         .   guaranteed payments for a specified period

                         .   combination life income and guaranteed payments for a specified period

                         .   combination joint and survivor life income and guaranteed payments for a specified period

                         .   life income with cash refund

                         .   joint life income with cash refund

                         .   life income with installment refund

                         .   joint life income with installment refund

                         Prior to January 1, 2004, Allstate Life offered two Retirement Income Guarantee
                         Riders that guarantee a minimum amount of fixed income payments you can receive if you choose to annuitize your Contract.
-----------------------------------------------------------------------------------------------------------

                               7     PROSPECTUS

--------------------------------------------------------------------------------------------------
DEATH BENEFITS  If you die before income payments begin, we will pay the death benefit described in the Contract. We also offer an Enhanced Beneficiary Protection
                Option and an Earnings Protection Death Benefit Option.
--------------------------------------------------------------------------------------------------
TRANSFERS       Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less.

                A charge may apply after the 12/th/ transfer in each Contract Year.
--------------------------------------------------------------------------------------------------
WITHDRAWALS     You may withdraw some or all of your Contract Value at any time during the
                Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
                Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
--------------------------------------------------------------------------------------------------

                               8     PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 25. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.

                               9     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT FUND EXPENSES, PLEASE REFER TO THE ACCOMPANYING PROSPECTUS FOR THE FUNDS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                        NUMBER OF COMPLETE YEARS SINCE WE RECEIVED THE PURCHASE
    CONTRACT:                           PAYMENT BEING WITHDRAWN/APPLICABLE CHARGE:
    -------------------------------------------------------------------------------------------------
                                        0      1      2      3      4      5      6      7+
    Putnam Allstate Advisor             7%     7%     6%     5%     4%     3%     2%     0%
    -------------------------------------------------------------------------------------------------
                                        0      1      2      3      4      5      6      7      8+
    Putnam Allstate Advisor Plus        8%     8%     8%     7%     6%     5%     4%     3%     0%
    -------------------------------------------------------------------------------------------------
                                        0      1      2+
    Putnam Allstate Advisor Preferred   2%     1%     0%
    -------------------------------------------------------------------------------------------------
    ANNUAL CONTRACT MAINTENANCE CHARGE

    CONTRACT:
    -------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor                         $30**
    -------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor Plus                    none
    -------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor Preferred               none
    -------------------------------------------------------------------------------------------------
    Transfer Fee                        0.50% of the amount transferred***
    -------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to the FREE WITHDRAWAL AMOUNT offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense  Total Variable Account
Basic Contract (without any optional benefit)                    Risk Charge           Annual Expense
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                             1.25%                   1.25%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                        1.60%                   1.60%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                   1.65%                   1.65%
-----------------------------------------------------------------------------------------------------------

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 Enhanced Beneficiary Protection Option 0.15% (up to 0.25% for Options added in the future)
 Earnings Protection Death Benefit      0.20% (up to 0.30% for Options added
 Option (issue age 0-65)                in the future)
 Earnings Protection Death Benefit      0.35% (up to 0.50% for Options added
 Option (issue age 66-75)               in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the Enhanced Beneficiary Protection Option,
and Earnings Protection Death Benefit Option (issue age      Mortality and Expense  Total Variable Account
66-75)                                                           Risk Charge*          Annual Expense
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                             1.75%                   1.75%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                        2.10%                   2.10%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                   2.15%                   2.15%
-----------------------------------------------------------------------------------------------------------

* As described above the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the charge for an Option once we add the Option to your Contract.

                               10     PROSPECTUS

RETIREMENT INCOME GUARANTEE RIDER EXPENSES*

If you selected a Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the Option you selected) of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Riders" for details.

* We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.

FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for the Funds.


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Fund Operating Expenses/(1)/ (expenses that
  are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other
  expenses)                                                     0.71%   1.52%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2013.


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

..   elected the Enhanced Beneficiary Protection Option,

..   elected the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and

..   elected Retirement Income Guarantee Rider 2 (assuming Income Base B prior to January 1, 2004).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.


                                   Putnam Allstate Advisor      Putnam Allstate Advisor Plus   Putnam Allstate Advisor Preferred
                               1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year   3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $978  $1,675  $2,310   $4,085  $1,094 $1,934  $2,623   $4,344   $588    $1,268  $2,136   $4,385
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $899  $1,443  $1,931   $3,367  $1,015 $1,705  $2,251   $3,651   $510    $1,039  $1,764   $3,696
--------------------------------------------------------------------------------------------------------------------------------


                               11     PROSPECTUS

EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                   Putnam Allstate Advisor      Putnam Allstate Advisor Plus   Putnam Allstate Advisor Preferred
                               1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year   3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $383  $1,165  $1,970   $4,085   $414  $1,254  $2,113   $4,344   $418    $1,268  $2,136   $4,385
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $304  $  933  $1,591   $3,367   $335  $1,025  $1,741   $3,651   $340    $1,039  $1,764   $3,696
--------------------------------------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR FOR PUTNAM ALLSTATE ADVISOR CONTRACTS. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE ENHANCED BENEFICIARY PROTECTION OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING OLDEST CONTRACT OWNER OR ANNUITANT IS OVER AGE 65, AND BOTH ARE AGE 75 OR YOUNGER ON THE RIDER APPLICATION DATE), AND THE RETIREMENT INCOME GUARANTEE RIDER 2 (PRIOR TO JANUARY 1, 2004) AND THAT INCOME BASE B IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               12     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B and in the Statement of Additional Information.

THE CONTRACTS
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

..   90 - PUTNAM ALLSTATE ADVISOR

..   85 - PUTNAM ALLSTATE ADVISOR PLUS

..   90 - PUTNAM ALLSTATE ADVISOR PREFERRED

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date") is currently 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

..   90 - PUTNAM ALLSTATE ADVISOR

..   85 - PUTNAM ALLSTATE ADVISOR PLUS

..   90 - PUTNAM ALLSTATE ADVISOR PREFERRED

                               13     PROSPECTUS

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 75.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

                               14     PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for each Contract is $10,000.

The minimum initial purchase payment for Qualified Contracts is $500 for PUTNAM ALLSTATE ADVISOR CONTRACTS ($10,000 for PUTNAM ALLSTATE ADVISOR PLUS AND PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for PUTNAM ALLSTATE ADVISOR CONTRACTS only).

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT
(PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See "RIGHT TO CANCEL" below for details. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract.

                               15     PROSPECTUS

See "EXPENSES." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payment or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.

For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Cancellation Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss, including the deduction of mortality and expense risk charges, associated with your Variable Account purchase payments and with the Credit Enhancement. We reserve the right to allocate your purchase payments to the Putnam Money Market Variable Sub-Account during the Cancellation Period.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

..   your initial purchase payment for PUTNAM ALLSTATE ADVISOR CONTRACTS

..   your initial purchase payment plus the Credit Enhancement for PUTNAM
    ALLSTATE ADVISOR PLUS CONTRACTS

..   your initial purchase payment for PUTNAM ALLSTATE ADVISOR PREFERRED
    CONTRACTS

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Fund in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUND FOR A DESCRIPTION OF HOW THE ASSETS OF EACH SUCH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                               16     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 23 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with each such Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Accounts to which you allocate your purchase payments.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE FUND PROSPECTUSES, PLEASE CONTACT US AT 1-800-390-1277.

FUND:                                    EACH FUND SEEKS:
----------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income     High current income with preservation of capital as its secondary
 Fund - Class IB                          objective.
----------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund -   Long-term growth of capital.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund -      As high a level of current income as Putnam Management believes is
 Class IB                                 consistent with preservation of capital.
----------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB  Capital growth and current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund   Long-term return consistent with preservation of capital.
 - Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund - Class IB  Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Health Care Fund -      Capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Utilities Fund - Class  Capital growth and current income.
 IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund -    Capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB     High current income. Capital growth is a secondary goal when consistent with achieving high current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB         High current income consistent with what Putnam Management believes to be prudent risk.
----------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund      Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund       Capital growth. Current income is a secondary objective.
----------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB      Long-term growth of capital and any increased income that results from this growth.
----------------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap Value Fund - Class   Capital appreciation, as a secondary objective, current income.
 IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB   As high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.
----------------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap Growth Fund - Class  Long-term capital appreciation.
 IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB       Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB
----------------------------------------------------------------------------------------------------------------
Putnam VT George Putnam Balanced Fund -  A balanced investment composed of a well diversified portfolio of
 Class IB                                 stocks and bonds, which produce both capital growth and current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
----------------------------------------------------------------------------------------------------------------

                               17     PROSPECTUS

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                                   ADVISOR  ADVISOR
                                           ADVISOR  PLUS   PREFERRED
           ---------------------------------------------------------
           Standard Fixed Account Option     Yes     Yes      No*
           ---------------------------------------------------------
           6 Month Dollar Cost Averaging
           Option                            Yes      No      No
           ---------------------------------------------------------
           12 Month Dollar Cost Averaging
           Option                            Yes      No      No
           ---------------------------------------------------------

* The Standard Fixed Account Option is available with Contracts issued in
  Oregon.

We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Allstate Life may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a DOLLAR COST AVERAGING PROGRAM, as described on page 21. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the "6 MONTH DOLLAR COST AVERAGING OPTION") or for up to 12 months (the "12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam VT Money Market Fund - Class IB in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12 month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam VT Money Market Fund - Class IB unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic Additions Program to make purchase payments into the 6 or 12 Month Dollar Cost Averaging Fixed Account Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a GUARANTEE PERIOD included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. FOR PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS EACH PURCHASE PAYMENT PLUS THE APPROPRIATE PORTION OF THE CREDIT ENHANCEMENT ALLOCATED TO THE STANDARD FIXED ACCOUNT OPTION EARNS INTEREST AT THE CURRENT RATE IN EFFECT AT THE TIME OF ALLOCATION.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. FOR PUTNAM

                               18     PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS (EXCEPT CONTRACTS ISSUED IN OREGON), WE ARE CURRENTLY NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (EXCEPT CONTRACTS ISSUED IN OREGON), WE CURRENTLY DO NOT PERMIT TRANSFERS INTO THE STANDARD FIXED ACCOUNT OPTIONS. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 6-month or 12-month Dollar Cost Averaging Fixed Account Options.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.


                               19     PROSPECTUS

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future

                               20     PROSPECTUS
additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.

DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options on page 18.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC FUND REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Putnam Global Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               21     PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

..   your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

..   all of your money is allocated to the Fixed Account Options on a Contract
    Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

..   1.25% for PUTNAM ALLSTATE ADVISOR CONTRACTS

..   1.60% for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

..   1.65% for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. If you select the Enhanced Beneficiary Protection Option, the mortality and expense risk charge will include an additional 0.15% for the Option. If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Allstate Life reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. Allstate Life reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under "Death Benefit Payments."

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER CHARGE
We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. See "Retirement Income Guarantee Riders" for details.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

                               22     PROSPECTUS

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

PUTNAM ALLSTATE ADVISOR CONTRACTS Under PUTNAM ALLSTATE ADVISOR CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS Under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Free Withdrawal Amount.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS Under PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

ALL CONTRACTS
We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ALLSTATE ADVISOR AND PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS ONLY.
CONFINEMENT WAIVER. We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:

1. you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

                               23     PROSPECTUS

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or full withdrawal from your Contract prior to the Payout Start Date, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once before the Payout Start Date.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

OTHER EXPENSES
Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 11. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors") receives compensation from the Funds' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Funds. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY
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You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 25.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, penalty tax, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally

                               24     PROSPECTUS
considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently 9 Income Plans are available. Income Plans provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The 9 Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income

                               25     PROSPECTUS
payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 4 - COMBINATION LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED
PERIOD.   Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 5 - COMBINATION JOINT AND SURVIVOR LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

INCOME PLAN 6 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 7 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 8 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 9 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed

                               26     PROSPECTUS
payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

GUARANTEED PAYMENT PLANS. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("GUARANTEED PAYMENT PLANS"):

..   The minimum payment period you may choose is 5 years.

..   If the oldest Annuitant is under age 70, you may choose a period up to age
    100 subject to a maximum of 50 years.

..   If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an Assumed Investment Rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less

                               27     PROSPECTUS
than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1.  deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE RIDERS
Effective January 1, 2004, the Retirement Income Guarantee Riders are no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to January 1, 2004. Once elected the Rider may not be canceled. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("GUARANTEED INCOME BENEFIT"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

..   The Payout Start Date must occur during the 30 day period following a
    Contract Anniversary;

..   You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

   . 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

   . 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

RETIREMENT INCOME GUARANTEE RIDER 1. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, including any Credit Enhancement applied under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from your assets in the Variable Sub-Account(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of months the Rider was in effect during the current Contract Year.

We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:

1.  On the Rider Date, the Income Base is equal to the Contract Value.

                               28     PROSPECTUS

2. After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:

..   For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

..   For withdrawals, the Income Base is equal to the most recently calculated
    Income Base reduced by a withdrawal adjustment, described below.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date.

The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.

RETIREMENT INCOME GUARANTEE RIDER 2. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

1. For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

INCOME BASE B.  On the Rider Date, Income Base B is equal to the Contract
Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR
PLUS CONTRACTS) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the oldest Annuitant's 85th birthday.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

                               29     PROSPECTUS

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.

We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
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We will pay a death benefit if, prior to the Payout Start Date:

1.  any Contract Owner dies, or

2.  the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of the following death benefit alternatives:

1.  the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments (and including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), less withdrawals,

3. the most recent MAXIMUM ANNIVERSARY VALUE prior to the date we determine the death benefit (see "Maximum Anniversary Value" below), or

4.  the Enhanced Beneficiary Protection Option (if selected).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1.  the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit. The "SETTLEMENT VALUE" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of PUTNAM ALLSTATE ADVISOR CONTRACTS, contract maintenance charge.

Allstate Life reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

MAXIMUM ANNIVERSARY VALUE. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS). After

                               30     PROSPECTUS
the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = the withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.

EARNINGS PROTECTION DEATH BENEFIT OPTION
If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

..   the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

..   the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

IN-FORCE PREMIUM equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract ("RIDER DATE") plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

IN-FORCE EARNINGS equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An EXCESS-OF-EARNINGS WITHDRAWAL is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

                               31     PROSPECTUS

For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see Appendix E.

ENHANCED BENEFICIARY PROTECTION OPTION
The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. If you elect the Option, the death benefit will be the greater of the death benefit alternatives
(1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states.

We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider ("RIDER DATE") is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:

1.  the date we determine the death benefit, or

2. the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.

We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under "Death Benefit Amount."

DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 14. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.

IF THE SOLE NEW CONTRACT OWNER IS YOUR SPOUSE, he or she may elect to:

1.  receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner;

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

(c)over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

i. transfer all or a portion of the excess among the Variable Sub-Accounts;

ii.transfer all or a portion of the excess into the Standard Fixed Account, if available, and begin a new Guarantee Period; or

iii.transfer all or a portion of the excess into a combination of Variable
    Sub-Accounts and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

..   the sum of all gross purchase payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) less any withdrawals; or

                               32     PROSPECTUS

..   the Contract Value on the date we determine the death benefit; or

..   the Maximum Anniversary Value as defined in the "Death Benefit Amount"
    section, with the following changes:

..   "Issue Date" is replaced by the date the Contract is continued,

..   "initial purchase payment" (including Credit Enhancements in the case of
    PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

IF THE NEW CONTRACT OWNER IS A LIVING PERSON WHO IS NOT YOUR SPOUSE, OR IF THERE ARE MULTIPLE NEW OWNERS, the new Contract Owner may elect to:

1.  receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner,

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment
Alternatives: Transfers" section on page 19, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

IF THE NEW CONTRACT OWNER IS A CORPORATION, TRUST OR OTHER NON-LIVING PERSON, the new Contract Owner may elect to:

1.  receive the death benefit in a lump sum; or

2.  receive the Contract Value payable within 5 years of your date of death.

The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 19 for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the

                               33     PROSPECTUS

Option after the new Rider Date. For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see Appendix E.

For Contracts with the optional Enhanced Beneficiary Protection Option:

..   the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

..   "Rider Date" is replaced by the date the Contract is continued,

..   "Contract Value" is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

DEATH OF ANNUITANT. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1.  receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner,

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-living person, the Contract Owner may elect to:

1.  receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 19, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-living Contract Owner from the date of the Annuitant's death to the date on which the death proceeds are paid.

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.

If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract. We reserve the right to offer additional options upon Death of Annuitant.

                               34     PROSPECTUS

MORE INFORMATION
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ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life is an Illinois stock life insurance company organized in 1957.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invested in the same Fund (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

                               35     PROSPECTUS

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of FINRA. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate Life, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. In some states, Contracts may be sold by representatives or employees of banks.

Allstate Life may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For PUTNAM ALLSTATE ADVISOR CONTRACTS issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, LLC provides certain business process outsourcing services with respect to the Contracts. se/2/, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2013, consisted of the following:
NTT DATA Process Services, LLC (administrative services) located at PO Box 4201, Boston, MA 02211; RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


                               36     PROSPECTUS

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management's judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.

LEGAL MATTERS
Certain matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity

                               37     PROSPECTUS
contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent;
(2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Contracts; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of

                               38     PROSPECTUS
the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.

There are several unanswered questions regarding the scope and impact of the Windsor case both as to the application of federal and state tax law. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).

Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

                               39     PROSPECTUS

MEDICARE TAX ON NET INVESTMENT INCOME. The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form.

                               40     PROSPECTUS

If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Contract limits on distributions and other conditions are not met. Please consult your Qualified Contract administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Contracts, the terms of the Qualified Contract Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

                               41     PROSPECTUS

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Contracts, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Contracts listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect

                               42     PROSPECTUS
out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2014, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2014.

For distributions in tax years beginning after 2005 and before 2014, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or

                               43     PROSPECTUS
rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.


TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have

                               44     PROSPECTUS
entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               45     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS  2
           ----------------------------------------------------------
           THE CONTRACTS                                          2
           ----------------------------------------------------------
           CALCULATION OF ACCUMULATION UNIT VALUES                3
           ----------------------------------------------------------
           CALCULATION OF VARIABLE INCOME PAYMENTS                4
           ----------------------------------------------------------

--------------------------------------------------------------------------------

                           GENERAL MATTERS       5
                           -------------------------
                           EXPERTS               6
                           -------------------------
                           FINANCIAL STATEMENTS  6
                           -------------------------
                           APPENDIX A
                           -------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               46     PROSPECTUS

APPENDIX A
PUTNAM ALLSTATE ADVISOR CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Feature                                   Advisor                     Advisor Plus                 Advisor Preferred
---------------------------------------------------------------------------------------------------------------------------
Maximum Age of Contract Owner
and Annuitant on the Issue
Date                                        90                             85                             90
---------------------------------------------------------------------------------------------------------------------------
Minimum Initial Purchase                  $10,000
Payment                        ($500 for Qualified Contracts)            $10,000                        $10,000
---------------------------------------------------------------------------------------------------------------------------
                               - Standard Fixed Account
                               Option with 1, 5 & 7-year
                               Guarantee Periods
                               - 6 Month Dollar Cost
                               Averaging Option               - Standard Fixed Account       N/A (available only
                               - 12 Month Dollar Cost         Option with 1, 5 & 7-year      with Contracts issued
Fixed Account Options          Averaging Option               Guarantee Periods              in Oregon)
---------------------------------------------------------------------------------------------------------------------------
                                                              4% applied to all purchase
Credit Enhancement                         None               payments                                   None
---------------------------------------------------------------------------------------------------------------------------
                               $30 per year, full amount on
                               surrender (waived in certain
Contract Maintenance Charge    cases)                                     None                           None
---------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk
Charge (without optional
benefit)                                   1.25%                          1.60%                          1.65%
---------------------------------------------------------------------------------------------------------------------------
                                  greater of earnings not
                                        previously
Free Withdrawal Amount         withdrawn, or 15% of purchase
(each Contract Year)           payments                       15 % of purchase payments      15% of purchase payments
---------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge (measured
from number of complete years
since we received the
purchase payment as a
percentage of purchase
payments withdrawn in excess      Year: 0 1 2 3 4 5 6 7+        Year: 0 1 2 3 4 5 6 7 8+             Year: 0 1 2+
of the Free Withdrawal Amount)      %: 7 7 6 5 4 3 2 0            %: 8 8 8 7 6 5 4 3 0                 %: 2 1 0
---------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge Waivers                   Yes                            Yes                            No
---------------------------------------------------------------------------------------------------------------------------

                               47     PROSPECTUS

APPENDIX B - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contact us at 1-800-390-1277 to obtain a copy of the Statement of Additional Information.

The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Contracts on April 30, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003.

The Putnam Allstate Advisor Plus Contracts were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, except the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Putnam Allstate Advisor Preferred Contracts were first offered on April 28, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, except as follows: the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Earnings Protection Death Benefit Option and the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option were first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts, the Putnam Allstate Advisor Plus Contracts and the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003.

                               48     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2004       $12.609      $12.782     2,837,165
                                                         2005       $12.782      $12.794     2,344,027
                                                         2006       $12.794      $13.041     1,939,519
                                                         2007       $13.041      $13.954     1,739,913
                                                         2008       $13.954      $13.821     1,515,476
                                                         2009       $13.821      $16.514     1,276,070
                                                         2010       $16.514      $17.149     1,027,901
                                                         2011       $17.149      $18.086       852,461
                                                         2012       $18.086      $18.191       666,768
                                                         2013       $18.191      $17.877       518,469
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2004        $7.335       $8.309     1,054,442
                                                         2005        $8.309       $8.851       931,834
                                                         2006        $8.851       $9.818       840,156
                                                         2007        $9.818       $9.021       731,288
                                                         2008        $9.021       $5.488       575,932
                                                         2009        $5.488       $5.106             0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2004       $12.932      $15.085       131,709
                                                         2005       $15.085      $16.410       225,869
                                                         2006       $16.410      $18.671       255,476
                                                         2007       $18.671      $16.676       187,858
                                                         2008       $16.676      $10.673       140,971
                                                         2009       $10.673      $15.348       131,539
                                                         2010       $15.348      $19.633       120,473
                                                         2011       $19.633      $18.204       110,732
                                                         2012       $18.204      $20.559        84,413
                                                         2013       $20.559      $27.225        75,082
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2004        $4.530       $4.813     2,192,703
                                                         2005        $4.813       $5.097     1,780,742
                                                         2006        $5.097       $5.591     1,564,511
                                                         2007        $5.591       $6.090     1,378,738
                                                         2008        $6.090       $3.410     1,110,301
                                                         2009        $3.410       $3.340             0
-------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                         2004       $12.326      $13.292     4,335,857
                                                         2005       $13.292      $13.527     4,009,773
                                                         2006       $13.527      $14.199     3,586,794
                                                         2007       $14.199      $14.599     2,834,986
                                                         2008       $14.599       $9.974     2,038,407
                                                         2009        $9.974      $15.302     1,671,232
                                                         2010       $15.302      $17.025     1,340,395
                                                         2011       $17.025      $16.280     1,093,171
                                                         2012       $16.280      $17.929       927,901
                                                         2013       $17.929      $19.088       745,384


                               49     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                      2004       $12.049      $13.305       966,045
                                                      2005       $13.305      $13.862     1,227,755
                                                      2006       $13.862      $16.269     1,324,221
                                                      2007       $16.269      $16.577     1,199,641
                                                      2008       $16.577      $11.272       988,965
                                                      2009       $11.272      $14.186     2,399,146
                                                      2010       $14.186      $15.775     1,930,429
                                                      2011       $15.775      $15.877     1,645,883
                                                      2012       $15.877      $18.705     1,316,062
                                                      2013       $18.705      $24.459     1,075,501
----------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                      2004       $10.400      $11.113    10,383,824
                                                      2005       $11.113      $11.413     9,325,581
                                                      2006       $11.413      $12.615     7,572,633
                                                      2007       $12.615      $12.575     5,806,531
                                                      2008       $12.575       $7.361     4,033,039
                                                      2009        $7.361       $9.132     3,335,162
                                                      2010        $9.132       $9.994     2,686,160
                                                      2011        $9.994      $10.142     2,179,297
                                                      2012       $10.142      $11.271     1,893,052
                                                      2013       $11.271      $13.144     1,574,939
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004        $9.441      $10.172     1,294,368
                                                      2005       $10.172      $10.746     1,323,355
                                                      2006       $10.746      $11.977     1,515,294
                                                      2007       $11.977      $12.174     1,192,407
                                                      2008       $12.174       $8.016       930,019
                                                      2009        $8.016      $10.702       847,974
                                                      2010       $10.702      $12.121       760,529
                                                      2011       $12.121      $11.920       651,898
                                                      2012       $11.920      $13.441       565,797
                                                      2013       $13.441      $15.861       544,651
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                      2004        $7.371       $8.274     4,145,841
                                                      2005        $8.274       $8.889     3,624,750
                                                      2006        $8.889      $10.816     3,241,464
                                                      2007       $10.816      $11.644     2,603,952
                                                      2008       $11.644       $6.284     1,932,919
                                                      2009        $6.284       $8.065     1,653,384
                                                      2010        $8.065       $8.748     1,329,593
                                                      2011        $8.748       $8.211     1,116,136
                                                      2012        $8.211       $9.744       939,581
                                                      2013        $9.744      $12.700       779,896


                               50     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                   2004       $10.599      $11.212     3,733,811
                                                   2005       $11.212      $12.534     3,252,557
                                                   2006       $12.534      $12.723     2,609,482
                                                   2007       $12.723      $12.488     1,947,093
                                                   2008       $12.488      $10.226     1,469,682
                                                   2009       $10.226      $12.724     1,239,784
                                                   2010       $12.724      $12.875       984,367
                                                   2011       $12.875      $12.565       784,431
                                                   2012       $12.565      $15.170       671,905
                                                   2013       $15.170      $21.222       571,767
-------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                   2004        $8.214       $9.864     2,664,057
                                                   2005        $9.864      $10.576     2,477,513
                                                   2006       $10.576      $13.267     1,986,876
                                                   2007       $13.267      $15.714     1,549,850
                                                   2008       $15.714      $10.786     1,144,416
                                                   2009       $10.786      $11.435       924,150
                                                   2010       $11.435      $11.499       762,463
                                                   2011       $11.499      $10.741       617,813
                                                   2012       $10.741      $11.141       507,360
                                                   2013       $11.141      $12.522       432,960
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2004        $9.093       $9.977    33,933,348
                                                   2005        $9.977      $10.367    29,270,346
                                                   2006       $10.367      $11.867    23,723,991
                                                   2007       $11.867      $11.010    17,955,570
                                                   2008       $11.010       $6.665    12,715,992
                                                   2009        $6.665       $8.544    10,539,678
                                                   2010        $8.544       $9.650     8,280,169
                                                   2011        $9.650       $9.088     6,701,006
                                                   2012        $9.088      $10.691     5,546,518
                                                   2013       $10.691      $14.324     4,616,613
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                   2004        $4.217       $4.237     3,264,882
                                                   2005        $4.237       $4.356     2,749,057
                                                   2006        $4.356       $4.670     2,297,860
                                                   2007        $4.670       $4.861     1,838,702
                                                   2008        $4.861       $2.991     1,473,866
                                                   2009        $2.991       $4.160     1,373,898
                                                   2010        $4.160       $4.820     1,083,543
                                                   2011        $4.820       $4.563       953,560
                                                   2012        $4.563       $5.298       832,492
                                                   2013        $5.298       $7.122       668,427


                               51     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2004       $11.253      $12.284     3,133,920
                                                   2005       $12.284      $12.507     2,518,892
                                                   2006       $12.507      $13.651     2,064,976
                                                   2007       $13.651      $13.856     1,563,635
                                                   2008       $13.856      $10.116     1,137,477
                                                   2009       $10.116      $15.002       989,693
                                                   2010       $15.002      $16.895       782,059
                                                   2011       $16.895      $16.977       637,119
                                                   2012       $16.977      $19.448       550,531
                                                   2013       $19.448      $20.714       465,624
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2004       $12.036      $12.413     6,879,618
                                                   2005       $12.413      $12.547     5,997,703
                                                   2006       $12.547      $12.951     5,077,932
                                                   2007       $12.951      $13.456     4,000,281
                                                   2008       $13.456      $10.109     2,777,616
                                                   2009       $10.109      $14.640     2,234,506
                                                   2010       $14.640      $15.884     1,785,505
                                                   2011       $15.884      $16.470     1,439,964
                                                   2012       $16.470      $18.011     1,230,263
                                                   2013       $18.011      $18.118     1,032,501
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $10.422      $11.959     7,071,496
                                                   2005       $11.959      $13.250     6,473,166
                                                   2006       $13.250      $16.712     5,866,337
                                                   2007       $16.712      $17.883     4,780,612
                                                   2008       $17.883       $9.898     3,674,845
                                                   2009        $9.898      $12.182     3,062,924
                                                   2010       $12.182      $13.236     2,393,846
                                                   2011       $13.236      $10.857     1,988,321
                                                   2012       $10.857      $13.071     1,632,786
                                                   2013       $13.071      $16.530     1,357,532
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND--CLASS IB
                                                   2004        $8.679       $9.714     1,655,151
                                                   2005        $9.714      $11.355     1,738,451
                                                   2006       $11.355      $14.143     1,523,396
                                                   2007       $14.143      $15.811     1,252,002
                                                   2008       $15.811       $8.980     1,010,094
                                                   2009        $8.980      $12.270       912,799
                                                   2010       $12.270      $13.596       695,302
                                                   2011       $13.596      $11.023       611,239
                                                   2012       $11.023      $13.172       507,025
                                                   2013       $13.172      $15.916       420,646


                               52     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                                                  2004        $9.948      $11.885     2,551,653
                                                  2005       $11.885      $13.392     2,559,124
                                                  2006       $13.392      $16.826     2,506,808
                                                  2007       $16.826      $17.779     1,996,439
                                                  2008       $17.779       $9.477     1,478,729
                                                  2009        $9.477      $11.809     1,231,057
                                                  2010       $11.809      $12.492       968,824
                                                  2011       $12.492      $10.636       771,288
                                                  2012       $10.636      $12.782       605,939
                                                  2013       $12.782      $15.426       525,445
------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                  2004        $6.854       $7.624    14,389,737
                                                  2005        $7.624       $8.192    12,352,538
                                                  2006        $8.192       $9.217    10,435,677
                                                  2007        $9.217       $8.631     7,945,465
                                                  2008        $8.631       $5.152     5,684,090
                                                  2009        $5.152       $6.656     5,227,589
                                                  2010        $6.656       $7.488     4,188,334
                                                  2011        $7.488       $7.398     3,408,984
                                                  2012        $7.398       $8.534     2,829,646
                                                  2013        $8.534      $11.388     2,337,291
------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                  2004       $10.866      $10.801     2,089,312
                                                  2005       $10.801      $10.936     1,892,206
                                                  2006       $10.936      $11.274     2,448,638
                                                  2007       $11.274      $11.665     2,133,991
                                                  2008       $11.665      $11.815     2,372,128
                                                  2009       $11.815      $11.692     1,636,925
                                                  2010       $11.692      $11.550     1,298,749
                                                  2011       $11.550      $11.407       995,158
                                                  2012       $11.407      $11.265       892,503
                                                  2013       $11.265      $11.126       614,671
------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                                  2004        $7.079       $7.711     9,334,600
                                                  2005        $7.711       $8.377     8,005,070
                                                  2006        $8.377       $8.981     6,628,713
                                                  2007        $8.981       $9.377     5,178,752
                                                  2008        $9.377       $5.672     4,071,265
                                                  2009        $5.672       $7.401     3,993,683
                                                  2010        $7.401       $8.738     5,684,362
                                                  2011        $8.738       $8.190     4,580,720
                                                  2012        $8.190       $9.443     3,839,427
                                                  2013        $9.443      $12.723     3,246,594


                               53     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE FUND--CLASS IB
                                                    2004       $12.801      $14.594       342,661
                                                    2005       $14.594      $16.205       596,881
                                                    2006       $16.205      $18.413       602,812
                                                    2007       $18.413      $18.489       490,801
                                                    2008       $18.489      $10.438       359,694
                                                    2009       $10.438      $14.328       297,049
                                                    2010       $14.328      $17.553       262,613
                                                    2011       $17.553      $16.447       222,857
                                                    2012       $16.447      $18.881       202,090
                                                    2013       $18.881      $26.489       168,418
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2004       $11.823      $13.476     5,101,539
                                                    2005       $13.476      $14.093     5,066,574
                                                    2006       $14.093      $16.146     4,275,279
                                                    2007       $16.146      $15.163     3,314,054
                                                    2008       $15.163       $8.272     2,435,762
                                                    2009        $8.272       $7.791             0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2004        $4.608       $4.938     3,983,733
                                                    2005        $4.938       $5.260     3,369,292
                                                    2006        $5.260       $5.839     2,835,749
                                                    2007        $5.839       $6.497     2,238,839
                                                    2008        $6.497       $3.487     1,813,861
                                                    2009        $3.487       $3.384             0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2004        $8.554       $9.086     6,387,752
                                                    2005        $9.086       $9.422     5,386,549
                                                    2006        $9.422      $10.357     4,391,694
                                                    2007       $10.357      $10.284     3,388,929
                                                    2008       $10.284       $6.241     2,580,717
                                                    2009        $6.241       $8.209     2,169,468
                                                    2010        $8.209       $9.433     1,693,718
                                                    2011        $9.433       $9.153     1,361,164
                                                    2012        $9.153      $10.658     1,083,960
                                                    2013       $10.658      $14.036       896,945
--------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                    2004       $17.613      $21.952     3,524,769
                                                    2005       $21.952      $23.203     3,031,315
                                                    2006       $23.203      $26.877     2,519,726
                                                    2007       $26.877      $23.163     1,835,554
                                                    2008       $23.163      $13.870     1,361,192
                                                    2009       $13.870      $18.016     1,126,715
                                                    2010       $18.016      $22.413       889,552
                                                    2011       $22.413      $21.087       733,931
                                                    2012       $21.087      $24.465       600,512
                                                    2013       $24.465      $33.728       487,880


                               54     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                          Number of
                                               Accumulation Accumulation    Units
                                  For the Year  Unit Value   Unit Value  Outstanding
                                     Ending    at Beginning    at End      at End
Sub-Accounts                      December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                      2004        $7.896       $9.248     5,295,113
                                      2005        $9.248      $10.242     4,767,399
                                      2006       $10.242      $10.666     4,014,690
                                      2007       $10.666      $10.933     2,976,653
                                      2008       $10.933       $5.879     2,217,331
                                      2009        $5.879       $8.055     2,818,060
                                      2010        $8.055       $9.229             0
------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                      2004        $8.096       $8.397    20,364,325
                                      2005        $8.397       $8.764    17,160,872
                                      2006        $8.764       $9.125    13,494,905
                                      2007        $9.125       $9.508     9,962,252
                                      2008        $9.508       $5.912     7,428,943
                                      2009        $5.912       $9.569     6,290,414
                                      2010        $9.569      $11.414     4,873,514
                                      2011       $11.414       $9.260     4,051,503
                                      2012        $9.260      $10.445     3,358,839
                                      2013       $10.445      $14.825     2,792,671



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.


                               55     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2004        $6.814       $6.873      48,825
                                                         2005        $6.873       $6.844      46,071
                                                         2006        $6.844       $6.941      39,772
                                                         2007        $6.941       $7.390      36,468
                                                         2008        $7.390       $7.282      34,997
                                                         2009        $7.282       $8.657      34,006
                                                         2010        $8.657       $8.944      31,523
                                                         2011        $8.944       $9.385      27,591
                                                         2012        $9.385       $9.392      23,606
                                                         2013        $9.392       $9.183      19,822
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2004        $7.230       $8.148      25,036
                                                         2005        $8.148       $8.637      24,469
                                                         2006        $8.637       $9.531      23,929
                                                         2007        $9.531       $8.713      20,250
                                                         2008        $8.713       $5.274       6,184
                                                         2009        $5.274       $4.903           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2004       $12.889      $14.958           0
                                                         2005       $14.958      $16.190         962
                                                         2006       $16.190      $18.328       4,056
                                                         2007       $18.328      $16.286       4,042
                                                         2008       $16.286      $10.370           0
                                                         2009       $10.370      $14.837           0
                                                         2010       $14.837      $18.884         455
                                                         2011       $18.884      $17.421         688
                                                         2012       $17.421      $19.574         296
                                                         2013       $19.574      $25.790         247
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2004        $4.465       $4.720      36,355
                                                         2005        $4.720       $4.973      32,517
                                                         2006        $4.973       $5.427      30,838
                                                         2007        $5.427       $5.882      27,135
                                                         2008        $5.882       $3.277      38,738
                                                         2009        $3.277       $3.208           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                         2004       $12.123      $13.007      43,863
                                                         2005       $13.007      $13.170      42,534
                                                         2006       $13.170      $13.754      46,926
                                                         2007       $13.754      $14.071      46,347
                                                         2008       $14.071       $9.564      25,196
                                                         2009        $9.564      $14.599      26,961
                                                         2010       $14.599      $16.161      22,449
                                                         2011       $16.161      $15.376      20,573
                                                         2012       $15.376      $16.847      18,693
                                                         2013       $16.847      $17.846       9,468


                               56     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                      2004       $12.008      $13.192        6,794
                                                      2005       $13.192      $13.676        4,396
                                                      2006       $13.676      $15.969        7,724
                                                      2007       $15.969      $16.189        8,623
                                                      2008       $16.189      $10.952        9,362
                                                      2009       $10.952      $13.714       64,223
                                                      2010       $13.714      $15.173       62,372
                                                      2011       $15.173      $15.194       60,450
                                                      2012       $15.194      $17.809       57,907
                                                      2013       $17.809      $23.170       56,510
----------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                      2004       $10.229      $10.875      180,193
                                                      2005       $10.875      $11.112      194,513
                                                      2006       $11.112      $12.220      191,024
                                                      2007       $12.220      $12.120      180,179
                                                      2008       $12.120       $7.058      172,642
                                                      2009        $7.058       $8.712      165,364
                                                      2010        $8.712       $9.486      161,949
                                                      2011        $9.486       $9.579      153,471
                                                      2012        $9.579      $10.590      151,552
                                                      2013       $10.590      $12.288      148,872
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004        $9.286       $9.954       12,956
                                                      2005        $9.954      $10.463       13,551
                                                      2006       $10.463      $11.602       13,060
                                                      2007       $11.602      $11.733       13,706
                                                      2008       $11.733       $7.686       15,065
                                                      2009        $7.686      $10.210       10,671
                                                      2010       $10.210      $11.505       14,460
                                                      2011       $11.505      $11.257        8,400
                                                      2012       $11.257      $12.630        9,114
                                                      2013       $12.630      $14.828       12,599
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                      2004        $7.249       $8.097       26,861
                                                      2005        $8.097       $8.654       22,329
                                                      2006        $8.654      $10.478       26,140
                                                      2007       $10.478      $11.222       30,733
                                                      2008       $11.222       $6.026       27,701
                                                      2009        $6.026       $7.695       21,759
                                                      2010        $7.695       $8.304       21,129
                                                      2011        $8.304       $7.755       20,573
                                                      2012        $7.755       $9.156       20,638
                                                      2013        $9.156      $11.872       19,086


                               57     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                   2004       $10.425      $10.972       24,265
                                                   2005       $10.972      $12.203       20,425
                                                   2006       $12.203      $12.325       15,824
                                                   2007       $12.325      $12.035        9,690
                                                   2008       $12.035       $9.806        9,295
                                                   2009        $9.806      $12.139        7,012
                                                   2010       $12.139      $12.221        6,384
                                                   2011       $12.221      $11.866        5,590
                                                   2012       $11.866      $14.254        4,976
                                                   2013       $14.254      $19.840        3,743
-------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                   2004        $8.079       $9.652       18,127
                                                   2005        $9.652      $10.297       15,138
                                                   2006       $10.297      $12.852       19,680
                                                   2007       $12.852      $15.145       15,794
                                                   2008       $15.145      $10.343       26,096
                                                   2009       $10.343      $10.909       12,786
                                                   2010       $10.909      $10.915       12,711
                                                   2011       $10.915      $10.144       11,459
                                                   2012       $10.144      $10.469       10,256
                                                   2013       $10.469      $11.706        3,560
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2004        $8.943       $9.763      533,135
                                                   2005        $9.763      $10.094      493,637
                                                   2006       $10.094      $11.496      393,729
                                                   2007       $11.496      $10.612      368,281
                                                   2008       $10.612       $6.391      301,741
                                                   2009        $6.391       $8.151      289,044
                                                   2010        $8.151       $9.160      277,275
                                                   2011        $9.160       $8.583      263,572
                                                   2012        $8.583      $10.046      259,755
                                                   2013       $10.046      $13.391      240,797
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                   2004        $4.153       $4.151       70,265
                                                   2005        $4.151       $4.246       59,914
                                                   2006        $4.246       $4.529       53,581
                                                   2007        $4.529       $4.690       47,647
                                                   2008        $4.690       $2.871       13,936
                                                   2009        $2.871       $3.974       12,763
                                                   2010        $3.974       $4.580       10,282
                                                   2011        $4.580       $4.315       12,387
                                                   2012        $4.315       $4.983        9,639
                                                   2013        $4.983       $6.666        9,387


                               58     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2004       $11.068      $12.021      34,476
                                                   2005       $12.021      $12.177      21,556
                                                   2006       $12.177      $13.224      18,070
                                                   2007       $13.224      $13.354      19,016
                                                   2008       $13.354       $9.700      15,083
                                                   2009        $9.700      $14.313      12,305
                                                   2010       $14.313      $16.037      10,948
                                                   2011       $16.037      $16.034      10,093
                                                   2012       $16.034      $18.275       9,591
                                                   2013       $18.275      $19.365       9,318
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2004       $11.838      $12.147      91,879
                                                   2005       $12.147      $12.216      72,322
                                                   2006       $12.216      $12.546      60,599
                                                   2007       $12.546      $12.969      51,922
                                                   2008       $12.969       $9.693      24,913
                                                   2009        $9.693      $13.967      21,107
                                                   2010       $13.967      $15.077      17,667
                                                   2011       $15.077      $15.555      16,489
                                                   2012       $15.555      $16.924      14,459
                                                   2013       $16.924      $16.939      11,354
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $10.251      $11.703      86,248
                                                   2005       $11.703      $12.901      64,385
                                                   2006       $12.901      $16.189      85,917
                                                   2007       $16.189      $17.235      82,896
                                                   2008       $17.235       $9.491      72,424
                                                   2009        $9.491      $11.622      70,574
                                                   2010       $11.622      $12.563      67,828
                                                   2011       $12.563      $10.253      66,719
                                                   2012       $10.253      $12.281      65,069
                                                   2013       $12.281      $15.454      61,256
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND--CLASS IB
                                                   2004        $8.536       $9.506      20,499
                                                   2005        $9.506      $11.055      16,709
                                                   2006       $11.055      $13.701      28,482
                                                   2007       $13.701      $15.238      27,344
                                                   2008       $15.238       $8.611      27,715
                                                   2009        $8.611      $11.706      27,543
                                                   2010       $11.706      $12.905      26,380
                                                   2011       $12.905      $10.410      28,827
                                                   2012       $10.410      $12.376      27,309
                                                   2013       $12.376      $14.880      26,621


                               59     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                                                  2004        $9.785      $11.631       43,504
                                                  2005       $11.631      $13.039       45,005
                                                  2006       $13.039      $16.299       51,204
                                                  2007       $16.299      $17.135       46,588
                                                  2008       $17.135       $9.087       29,869
                                                  2009        $9.087      $11.266       29,961
                                                  2010       $11.266      $11.858       27,017
                                                  2011       $11.858      $10.045       17,216
                                                  2012       $10.045      $12.010       16,750
                                                  2013       $12.010      $14.422       11,965
------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                  2004        $6.741       $7.460      231,633
                                                  2005        $7.460       $7.976      144,962
                                                  2006        $7.976       $8.928      155,290
                                                  2007        $8.928       $8.318      148,814
                                                  2008        $8.318       $4.940      127,653
                                                  2009        $4.940       $6.350      129,014
                                                  2010        $6.350       $7.107      123,542
                                                  2011        $7.107       $6.986      122,171
                                                  2012        $6.986       $8.019      119,921
                                                  2013        $8.019      $10.646      109,575
------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                  2004       $10.687      $10.569        7,367
                                                  2005       $10.569      $10.648        7,684
                                                  2006       $10.648      $10.921        4,114
                                                  2007       $10.921      $11.243       15,383
                                                  2008       $11.243      $11.330       20,075
                                                  2009       $11.330      $11.155       13,470
                                                  2010       $11.155      $10.963       11,065
                                                  2011       $10.963      $10.773       10,901
                                                  2012       $10.773      $10.585        3,466
                                                  2013       $10.585      $10.401        3,260
------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                                  2004        $6.963       $7.546       45,643
                                                  2005        $7.546       $8.156       38,943
                                                  2006        $8.156       $8.699       33,260
                                                  2007        $8.699       $9.037       28,515
                                                  2008        $9.037       $5.438       21,413
                                                  2009        $5.438       $7.060       41,984
                                                  2010        $7.060       $8.294       81,868
                                                  2011        $8.294       $7.735       73,675
                                                  2012        $7.735       $8.873       72,147
                                                  2013        $8.873      $11.894       68,202


                               60     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75


                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE FUND--CLASS IB
                                                    2004       $12.758      $14.471        2,324
                                                    2005       $14.471      $15.987        2,904
                                                    2006       $15.987      $18.074        4,236
                                                    2007       $18.074      $18.056        2,844
                                                    2008       $18.056      $10.142        2,844
                                                    2009       $10.142      $13.851        3,448
                                                    2010       $13.851      $16.883        3,353
                                                    2011       $16.883      $15.739        2,844
                                                    2012       $15.739      $17.976        2,844
                                                    2013       $17.976      $25.093        2,844
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2004       $11.628      $13.187       41,170
                                                    2005       $13.187      $13.721      101,157
                                                    2006       $13.721      $15.640       95,202
                                                    2007       $15.640      $14.614       91,267
                                                    2008       $14.614       $7.932       75,215
                                                    2009        $7.932       $7.466            0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2004        $4.532       $4.832       45,210
                                                    2005        $4.832       $5.121       34,927
                                                    2006        $5.121       $5.656       33,757
                                                    2007        $5.656       $6.262       30,266
                                                    2008        $6.262       $3.343       38,535
                                                    2009        $3.343       $3.243            0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2004        $8.413       $8.891       56,533
                                                    2005        $8.891       $9.174       48,566
                                                    2006        $9.174      $10.033       35,805
                                                    2007       $10.033       $9.912       33,171
                                                    2008        $9.912       $5.985       30,089
                                                    2009        $5.985       $7.831       28,981
                                                    2010        $7.831       $8.954       28,264
                                                    2011        $8.954       $8.644       25,817
                                                    2012        $8.644      $10.014       26,190
                                                    2013       $10.014      $13.122       20,933
--------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                    2004       $17.323      $21.482       51,298
                                                    2005       $21.482      $22.591       44,040
                                                    2006       $22.591      $26.036       37,780
                                                    2007       $26.036      $22.324       33,686
                                                    2008       $22.324      $13.300       27,955
                                                    2009       $13.300      $17.187       26,336
                                                    2010       $17.187      $21.275       23,794
                                                    2011       $21.275      $19.915       22,825
                                                    2012       $19.915      $22.987       22,257
                                                    2013       $22.987      $31.531       21,676


                               61     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75


                                                                          Number of
                                               Accumulation Accumulation    Units
                                  For the Year  Unit Value   Unit Value  Outstanding
                                     Ending    at Beginning    at End      at End
Sub-Accounts                      December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                      2004        $7.766       $9.050       34,611
                                      2005        $9.050       $9.972       37,553
                                      2006        $9.972      $10.332       38,290
                                      2007       $10.332      $10.537       24,291
                                      2008       $10.537       $5.637       17,374
                                      2009        $5.637       $7.685       39,462
                                      2010        $7.685       $8.772            0
------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                      2004        $7.962       $8.217      221,519
                                      2005        $8.217       $8.533      179,115
                                      2006        $8.533       $8.840      132,668
                                      2007        $8.840       $9.164      112,238
                                      2008        $9.164       $5.669       96,590
                                      2009        $5.669       $9.129       59,389
                                      2010        $9.129      $10.835       50,911
                                      2011       $10.835       $8.745       51,330
                                      2012        $8.745       $9.814       45,721
                                      2013        $9.814      $13.859       49,060



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.


                               62     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                          PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2004       $12.225      $12.350      774,385
                                                         2005       $12.350      $12.317      719,095
                                                         2006       $12.317      $12.511      647,923
                                                         2007       $12.511      $13.339      616,925
                                                         2008       $13.339      $13.165      540,953
                                                         2009       $13.165      $15.675      466,388
                                                         2010       $15.675      $16.220      418,160
                                                         2011       $16.220      $17.045      325,737
                                                         2012       $17.045      $17.083      258,135
                                                         2013       $17.083      $16.729      157,163
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2004        $7.251       $8.184      255,121
                                                         2005        $8.184       $8.688      271,791
                                                         2006        $8.688       $9.603      224,938
                                                         2007        $9.603       $8.792      213,970
                                                         2008        $8.792       $5.330      210,496
                                                         2009        $5.330       $4.956            0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2004       $12.902      $14.996       42,153
                                                         2005       $14.996      $16.256       57,402
                                                         2006       $16.256      $18.430       71,725
                                                         2007       $18.430      $16.402       57,029
                                                         2008       $16.402      $10.461       36,220
                                                         2009       $10.461      $14.989       43,527
                                                         2010       $14.989      $19.106       68,313
                                                         2011       $19.106      $17.653       34,564
                                                         2012       $17.653      $19.865       28,855
                                                         2013       $19.865      $26.213       26,264
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2004        $4.478       $4.740      449,437
                                                         2005        $4.740       $5.003      389,744
                                                         2006        $5.003       $5.468      333,296
                                                         2007        $5.468       $5.935      289,796
                                                         2008        $5.935       $3.311      260,937
                                                         2009        $3.311       $3.242            0
-------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                         2004       $12.247      $13.160      632,727
                                                         2005       $13.160      $13.345      608,111
                                                         2006       $13.345      $13.958      576,338
                                                         2007       $13.958      $14.301      540,799
                                                         2008       $14.301       $9.736      405,713
                                                         2009        $9.736      $14.884      336,111
                                                         2010       $14.884      $16.501      259,147
                                                         2011       $16.501      $15.723      226,578
                                                         2012       $15.723      $17.254      202,703
                                                         2013       $17.254      $18.305      182,354


                               63     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                          PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                      2004       $12.020      $13.226      188,811
                                                      2005       $13.226      $13.732      235,961
                                                      2006       $13.732      $16.059      279,925
                                                      2007       $16.059      $16.304      278,688
                                                      2008       $16.304      $11.047      237,901
                                                      2009       $11.047      $13.854      568,928
                                                      2010       $13.854      $15.351      467,523
                                                      2011       $15.351      $15.396      350,026
                                                      2012       $15.396      $18.074      286,522
                                                      2013       $18.074      $23.550      236,094
----------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                      2004       $11.759      $12.521      971,868
                                                      2005       $12.521      $12.814      940,077
                                                      2006       $12.814      $14.112      895,342
                                                      2007       $14.112      $14.018      833,330
                                                      2008       $14.018       $8.176      619,597
                                                      2009        $8.176      $10.107      538,128
                                                      2010       $10.107      $11.022      427,804
                                                      2011       $11.022      $11.147      334,828
                                                      2012       $11.147      $12.343      286,916
                                                      2013       $12.343      $14.343      254,570
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004        $9.011       $9.675      289,693
                                                      2005        $9.675      $10.184      297,771
                                                      2006       $10.184      $11.310      303,822
                                                      2007       $11.310      $11.455      297,662
                                                      2008       $11.455       $7.516      284,658
                                                      2009        $7.516       $9.999      271,095
                                                      2010        $9.999      $11.285      157,372
                                                      2011       $11.285      $11.058      136,809
                                                      2012       $11.058      $12.426      102,249
                                                      2013       $12.426      $14.610       94,577
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                      2004        $4.762       $5.327      995,953
                                                      2005        $5.327       $5.703      921,133
                                                      2006        $5.703       $6.915      833,304
                                                      2007        $6.915       $7.417      758,215
                                                      2008        $7.417       $3.989      669,625
                                                      2009        $3.989       $5.101      588,304
                                                      2010        $5.101       $5.514      394,048
                                                      2011        $5.514       $5.157      310,548
                                                      2012        $5.157       $6.098      258,916
                                                      2013        $6.098       $7.919      205,298


                               64     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                          PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                   2004        $8.669       $9.138       665,910
                                                   2005        $9.138      $10.179       578,778
                                                   2006       $10.179      $10.296       485,326
                                                   2007       $10.296      $10.070       401,746
                                                   2008       $10.070       $8.217       315,491
                                                   2009        $8.217      $10.188       277,581
                                                   2010       $10.188      $10.272       248,798
                                                   2011       $10.272       $9.989       209,286
                                                   2012        $9.989      $12.018       177,357
                                                   2013       $12.018      $16.753       157,665
-------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                   2004        $8.345       $9.985       451,239
                                                   2005        $9.985      $10.668       444,251
                                                   2006       $10.668      $13.336       415,055
                                                   2007       $13.336      $15.739       339,447
                                                   2008       $15.739      $10.765       233,641
                                                   2009       $10.765      $11.372       197,461
                                                   2010       $11.372      $11.395       161,335
                                                   2011       $11.395      $10.607       124,809
                                                   2012       $10.607      $10.962       104,024
                                                   2013       $10.962      $12.277        81,571
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2004       $10.865      $11.879     3,521,914
                                                   2005       $11.879      $12.301     3,120,338
                                                   2006       $12.301      $14.031     2,632,559
                                                   2007       $14.031      $12.971     2,267,997
                                                   2008       $12.971       $7.824     1,670,924
                                                   2009        $7.824       $9.994     1,438,410
                                                   2010        $9.994      $11.249     1,114,576
                                                   2011       $11.249      $10.555       873,571
                                                   2012       $10.555      $12.373       710,831
                                                   2013       $12.373      $16.519       610,173
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                   2004        $4.212       $4.217       895,790
                                                   2005        $4.217       $4.320       712,519
                                                   2006        $4.320       $4.614       559,611
                                                   2007        $4.614       $4.786       453,463
                                                   2008        $4.786       $2.934       386,378
                                                   2009        $2.934       $4.067       378,524
                                                   2010        $4.067       $4.695       296,911
                                                   2011        $4.695       $4.430       239,191
                                                   2012        $4.430       $5.124       198,924
                                                   2013        $5.124       $6.864       184,209


                               65     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                          PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2004       $11.095      $12.068       664,379
                                                   2005       $12.068      $12.243       559,980
                                                   2006       $12.243      $13.316       530,796
                                                   2007       $13.316      $13.468       447,040
                                                   2008       $13.468       $9.798       331,532
                                                   2009        $9.798      $14.479       284,658
                                                   2010       $14.479      $16.248       232,086
                                                   2011       $16.248      $16.269       178,070
                                                   2012       $16.269      $18.571       152,827
                                                   2013       $18.571      $19.709       133,664
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2004       $12.128      $12.463     1,165,180
                                                   2005       $12.463      $12.554     1,097,272
                                                   2006       $12.554      $12.912     1,028,972
                                                   2007       $12.912      $13.368       968,777
                                                   2008       $13.368      $10.007       757,880
                                                   2009       $10.007      $14.441       632,725
                                                   2010       $14.441      $15.612       449,208
                                                   2011       $15.612      $16.131       352,799
                                                   2012       $16.131      $17.578       303,749
                                                   2013       $17.578      $17.620       271,283
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004        $7.031       $8.040     1,752,696
                                                   2005        $8.040       $8.876     1,728,002
                                                   2006        $8.876      $11.156     1,660,738
                                                   2007       $11.156      $11.895     1,519,357
                                                   2008       $11.895       $6.560     1,215,054
                                                   2009        $6.560       $8.045     1,058,132
                                                   2010        $8.045       $8.710       744,085
                                                   2011        $8.710       $7.120       625,035
                                                   2012        $7.120       $8.541       516,503
                                                   2013        $8.541      $10.763       451,938
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND--CLASS IB
                                                   2004        $4.420       $4.930       659,561
                                                   2005        $4.930       $5.742       682,529
                                                   2006        $5.742       $7.127       697,583
                                                   2007        $7.127       $7.938       690,347
                                                   2008        $7.938       $4.493       508,480
                                                   2009        $4.493       $6.117       453,370
                                                   2010        $6.117       $6.754       367,258
                                                   2011        $6.754       $5.456       342,034
                                                   2012        $5.456       $6.497       285,602
                                                   2013        $6.497       $7.823       229,943


                               66     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                          PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                                                  2004        $9.363      $11.146       482,951
                                                  2005       $11.146      $12.515       444,657
                                                  2006       $12.515      $15.669       520,225
                                                  2007       $15.669      $16.497       498,685
                                                  2008       $16.497       $8.762       358,165
                                                  2009        $8.762      $10.880       330,144
                                                  2010       $10.880      $11.469       247,034
                                                  2011       $11.469       $9.730       186,549
                                                  2012        $9.730      $11.652       158,912
                                                  2013       $11.652      $14.012       136,237
------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                  2004        $5.960       $6.606     1,964,220
                                                  2005        $6.606       $7.073     1,777,812
                                                  2006        $7.073       $7.930     1,737,238
                                                  2007        $7.930       $7.400     1,582,632
                                                  2008        $7.400       $4.402     1,270,133
                                                  2009        $4.402       $5.666     1,339,165
                                                  2010        $5.666       $6.352       856,427
                                                  2011        $6.352       $6.253       710,770
                                                  2012        $6.253       $7.188       562,747
                                                  2013        $7.188       $9.558       473,665
------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                  2004       $10.419      $10.319       354,012
                                                  2005       $10.319      $10.412       315,266
                                                  2006       $10.412      $10.696       293,663
                                                  2007       $10.696      $11.027       368,697
                                                  2008       $11.027      $11.130       687,023
                                                  2009       $11.130      $10.974       373,382
                                                  2010       $10.974      $10.803       269,040
                                                  2011       $10.803      $10.632       224,527
                                                  2012       $10.632      $10.462       194,769
                                                  2013       $10.462      $10.296       143,753
------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                                  2004        $4.166       $4.522     3,059,669
                                                  2005        $4.522       $4.895     2,728,547
                                                  2006        $4.895       $5.229     2,373,574
                                                  2007        $5.229       $5.441     2,020,200
                                                  2008        $5.441       $3.279     1,647,358
                                                  2009        $3.279       $4.264     1,665,197
                                                  2010        $4.264       $5.016     2,185,276
                                                  2011        $5.016       $4.685     1,763,572
                                                  2012        $4.685       $5.383     1,489,578
                                                  2013        $5.383       $7.227     1,275,959


                               67     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                          PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE FUND--CLASS IB
                                                    2004       $12.771      $14.507        61,904
                                                    2005       $14.507      $16.052       107,279
                                                    2006       $16.052      $18.176       157,909
                                                    2007       $18.176      $18.185       137,853
                                                    2008       $18.185      $10.230       111,787
                                                    2009       $10.230      $13.993        72,168
                                                    2010       $13.993      $17.082        57,945
                                                    2011       $17.082      $15.948        36,923
                                                    2012       $15.948      $18.244        33,670
                                                    2013       $18.244      $25.504        31,670
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2004       $14.712      $16.710       722,396
                                                    2005       $16.710      $17.412       770,358
                                                    2006       $17.412      $19.878       725,512
                                                    2007       $19.878      $18.602       624,870
                                                    2008       $18.602      $10.112       456,742
                                                    2009       $10.112       $9.520             0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2004        $1.950       $2.082     1,731,937
                                                    2005        $2.082       $2.210     1,451,003
                                                    2006        $2.210       $2.445     1,266,923
                                                    2007        $2.445       $2.711       990,866
                                                    2008        $2.711       $1.450       799,027
                                                    2009        $1.450       $1.406             0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2004        $7.782       $8.237     1,117,325
                                                    2005        $8.237       $8.511       952,149
                                                    2006        $8.511       $9.323       824,800
                                                    2007        $9.323       $9.224       734,083
                                                    2008        $9.224       $5.578       608,806
                                                    2009        $5.578       $7.310       539,557
                                                    2010        $7.310       $8.371       423,549
                                                    2011        $8.371       $8.094       333,199
                                                    2012        $8.094       $9.391       248,985
                                                    2013        $9.391      $12.324       216,554
--------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                    2004       $16.511      $20.506       686,360
                                                    2005       $20.506      $21.598       568,301
                                                    2006       $21.598      $24.929       520,014
                                                    2007       $24.929      $21.408       416,834
                                                    2008       $21.408      $12.773       307,715
                                                    2009       $12.773      $16.532       253,515
                                                    2010       $16.532      $20.495       206,706
                                                    2011       $20.495      $19.214       167,701
                                                    2012       $19.214      $22.212       139,831
                                                    2013       $22.212      $30.514       110,712


                               68     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                          PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                          Number of
                                               Accumulation Accumulation    Units
                                  For the Year  Unit Value   Unit Value  Outstanding
                                     Ending    at Beginning    at End      at End
Sub-Accounts                      December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                      2004        $4.975       $5.806     1,668,702
                                      2005        $5.806       $6.408     1,492,902
                                      2006        $6.408       $6.649     1,308,937
                                      2007        $6.649       $6.791     1,115,131
                                      2008        $6.791       $3.639       759,826
                                      2009        $3.639       $4.968       939,120
                                      2010        $4.968       $5.677             0
------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                      2004        $5.440       $5.623     5,581,389
                                      2005        $5.623       $5.848     4,911,051
                                      2006        $5.848       $6.067     4,003,304
                                      2007        $6.067       $6.299     3,419,553
                                      2008        $6.299       $3.903     2,452,151
                                      2009        $3.903       $6.295     2,215,210
                                      2010        $6.295       $7.482     1,569,729
                                      2011        $7.482       $6.049     1,198,337
                                      2012        $6.049       $6.798     1,039,240
                                      2013        $6.798       $9.615       887,953



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.


                               69     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                          PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2004       $12.038      $12.099       1,991
                                                         2005       $12.099      $12.006       3,057
                                                         2006       $12.006      $12.133       1,001
                                                         2007       $12.133      $12.870       1,780
                                                         2008       $12.870      $12.638       1,777
                                                         2009       $12.638      $14.970       1,773
                                                         2011       $10.000      $16.115      12,633
                                                         2012       $16.115      $16.068      11,628
                                                         2013       $16.068      $15.656      11,823
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2004        $7.147       $8.026       4,055
                                                         2005        $8.026       $8.476       3,640
                                                         2006        $8.476       $9.322       3,468
                                                         2007        $9.322       $8.491       3,416
                                                         2008        $8.491       $5.121       3,379
                                                         2009        $5.121       $4.759           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2004       $12.858      $14.869           0
                                                         2005       $14.869      $16.037          74
                                                         2006       $16.037      $18.090           0
                                                         2007       $18.090      $16.017           0
                                                         2008       $16.017      $10.163           0
                                                         2009       $10.163      $14.488           0
                                                         2011       $10.000      $16.890           0
                                                         2012       $16.890      $18.910           0
                                                         2013       $18.910      $24.827           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2004        $4.414       $4.649       4,114
                                                         2005        $4.649       $4.881       4,160
                                                         2006        $4.881       $5.308       4,098
                                                         2007        $5.308       $5.732       2,666
                                                         2008        $5.732       $3.182       2,662
                                                         2009        $3.182       $3.113           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                         2004       $12.060      $12.893       5,248
                                                         2005       $12.893      $13.008       5,079
                                                         2006       $13.008      $13.537       4,963
                                                         2007       $13.537      $13.799       4,936
                                                         2008       $13.799       $9.346       4,600
                                                         2009        $9.346      $14.215       4,625
                                                         2011       $10.000      $14.865       3,960
                                                         2012       $14.865      $16.230       4,373
                                                         2013       $16.230      $17.130       4,356


                               70     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                          PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                      2004       $11.980      $13.114         948
                                                      2005       $13.114      $13.547         945
                                                      2006       $13.547      $15.762         942
                                                      2007       $15.762      $15.921       1,444
                                                      2008       $15.921      $10.733       1,439
                                                      2009       $10.733      $13.391      11,114
                                                      2011       $10.000      $14.732       9,397
                                                      2012       $14.732      $17.205       8,425
                                                      2013       $17.205      $22.305       8,632
----------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                      2004       $11.579      $12.267       6,112
                                                      2005       $12.267      $12.490       5,281
                                                      2006       $12.490      $13.686       4,882
                                                      2007       $13.686      $13.525       4,147
                                                      2008       $13.525       $7.849       3,191
                                                      2009        $7.849       $9.653       2,967
                                                      2011       $10.000      $10.538       2,953
                                                      2012       $10.538      $11.609       2,946
                                                      2013       $11.609      $13.422       3,347
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004        $8.873       $9.478       2,803
                                                      2005        $9.478       $9.927       2,795
                                                      2006        $9.927      $10.969       2,787
                                                      2007       $10.969      $11.053       2,779
                                                      2008       $11.053       $7.215       2,770
                                                      2009        $7.215       $9.550       2,760
                                                      2011       $10.000      $10.454           0
                                                      2012       $10.454      $11.687           0
                                                      2013       $11.687      $13.672           0
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                      2004        $4.690       $5.219      27,624
                                                      2005        $5.219       $5.559      26,230
                                                      2006        $5.559       $6.706      26,195
                                                      2007        $6.706       $7.157      26,161
                                                      2008        $7.157       $3.829      26,106
                                                      2009        $3.829       $4.872      26,055
                                                      2011       $10.000       $4.875      25,742
                                                      2012        $4.875       $5.736      22,938
                                                      2013        $5.736       $7.411      22,749


                               71     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                          PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                   2004        $8.537       $8.953       2,861
                                                   2005        $8.953       $9.922       3,387
                                                   2006        $9.992       $9.985       2,547
                                                   2007        $9.985       $9.716       2,540
                                                   2008        $9.716       $7.888       2,530
                                                   2009        $7.888       $9.730       2,521
                                                   2011       $10.000       $9.444       2,360
                                                   2012        $9.444      $11.304           0
                                                   2013       $11.304      $15.677           0
-------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                   2004        $8.217       $9.782       1,480
                                                   2005        $9.782      $10.399       5,705
                                                   2006       $10.399      $12.933       9,587
                                                   2007       $12.933      $15.186      10,241
                                                   2008       $15.186      $10.333       2,115
                                                   2009       $10.333      $10.861       2,106
                                                   2011       $10.000      $10.028       2,088
                                                   2012       $10.028      $10.311         644
                                                   2013       $10.311      $11.489         813
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2004       $10.699      $11.638      19,375
                                                   2005       $11.638      $11.990      13,630
                                                   2006       $11.990      $13.607      13,271
                                                   2007       $13.607      $12.515      11,836
                                                   2008       $12.515       $7.511      10,376
                                                   2009        $7.511       $9.545       7,286
                                                   2011       $10.000       $9.979       5,728
                                                   2012        $9.979      $11.638       3,318
                                                   2013       $11.638      $15.459       3,233
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                   2004        $4.147       $4.131       6,141
                                                   2005        $4.131       $4.211      17,343
                                                   2006        $4.211       $4.475       5,463
                                                   2007        $4.475       $4.617       4,521
                                                   2008        $4.617       $2.817       1,723
                                                   2009        $2.817       $3.884       1,173
                                                   2011       $10.000       $4.188           0
                                                   2012        $4.188       $4.820           0
                                                   2013        $4.820       $6.424           0


                               72     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                          PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2004       $10.925      $11.823       4,087
                                                   2005       $11.823      $11.934       4,617
                                                   2006       $11.934      $12.914       3,452
                                                   2007       $12.914      $12.994       3,822
                                                   2008       $12.994       $9.405       3,808
                                                   2009        $9.405      $13.829       3,797
                                                   2011       $10.000      $15.381       3,776
                                                   2012       $15.381      $17.468       2,150
                                                   2013       $17.468      $18.445       2,277
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2004       $11.943      $12.210       7,272
                                                   2005       $12.210      $12.237       7,253
                                                   2006       $12.237      $12.522       7,235
                                                   2007       $12.522      $12.898       9,502
                                                   2008       $12.898       $9.606       4,325
                                                   2009        $9.606      $13.792       4,309
                                                   2011       $10.000      $15.251       4,181
                                                   2012       $15.251      $16.534       4,114
                                                   2013       $16.534      $16.489       4,030
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004        $6.924       $7.876       2,057
                                                   2005        $7.876       $8.652       3,394
                                                   2006        $8.652      $10.819       1,510
                                                   2007       $10.819      $11.477       5,055
                                                   2008       $11.477       $6.297       3,231
                                                   2009        $6.297       $7.684       3,072
                                                   2011       $10.000       $6.731       2,294
                                                   2012        $6.731       $8.033           0
                                                   2013        $8.033      $10.072           0
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND--CLASS IB
                                                   2004        $4.352       $4.829      14,158
                                                   2005        $4.829       $5.597      14,340
                                                   2006        $5.597       $6.911      13,902
                                                   2007        $6.911       $7.659      15,633
                                                   2008        $7.659       $4.313       3,250
                                                   2009        $4.313       $5.842       3,227
                                                   2011       $10.000       $5.158       3,347
                                                   2012        $5.158       $6.111         283
                                                   2013        $6.111       $7.321         282


                               73     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                          PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                                                  2004        $9.220      $10.920       6,715
                                                  2005       $10.920      $12.199       3,244
                                                  2006       $12.199      $15.196       3,090
                                                  2007       $15.196      $15.917       4,768
                                                  2008       $15.917       $8.411       4,777
                                                  2009        $8.411      $10.391       4,766
                                                  2011       $10.000       $9.199       4,310
                                                  2012        $9.199      $10.959       1,154
                                                  2013       $10.959      $13.113       1,269
------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                  2004        $5.869       $6.472      19,996
                                                  2005        $6.472       $6.895      21,683
                                                  2006        $6.895       $7.691      20,020
                                                  2007        $7.691       $7.139      15,502
                                                  2008        $7.139       $4.225      13,206
                                                  2009        $4.225       $5.411      17,324
                                                  2011       $10.000       $5.911      16,230
                                                  2012        $5.911       $6.761      14,955
                                                  2013        $6.761       $8.944      14,941
------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                  2004       $10.259      $10.110      20,017
                                                  2005       $10.110      $10.149       2,441
                                                  2006       $10.149      $10.373       2,442
                                                  2007       $10.373      $10.640           0
                                                  2008       $10.640      $10.684      16,622
                                                  2009       $10.684      $10.481      16,622
                                                  2011       $10.000      $10.051         936
                                                  2012       $10.051       $9.841         936
                                                  2013        $9.841       $9.635         936
------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                                  2004        $4.103       $4.430      29,185
                                                  2005        $4.430       $4.772      27,124
                                                  2006        $4.772       $5.072      24,988
                                                  2007        $5.072       $5.249      24,963
                                                  2008        $5.249       $3.148      10,122
                                                  2009        $3.148       $4.072      11,517
                                                  2011       $10.000       $4.429      13,915
                                                  2012        $4.429       $5.063       8,083
                                                  2013        $5.063       $6.763       8,049


                               74     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                          PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1


                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE FUND--CLASS IB
                                                    2004       $12.727      $14.385         895
                                                    2005       $14.385      $15.836       1,220
                                                    2006       $15.836      $17.840       1,212
                                                    2007       $17.840      $17.758       1,207
                                                    2008       $17.758       $9.939         884
                                                    2009        $9.939      $13.525         736
                                                    2011       $10.000      $15.259           0
                                                    2012       $15.259      $17.367           0
                                                    2013       $17.367      $24.155           0
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2004       $14.487      $16.371      15,505
                                                    2005       $16.371      $16.973      13,178
                                                    2006       $16.973      $19.278      11,282
                                                    2007       $19.278      $17.949      10,932
                                                    2008       $17.949       $9.707      10,627
                                                    2009        $9.707       $9.133           0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2004        $1.920       $2.040       1,872
                                                    2005        $2.040       $2.154       1,056
                                                    2006        $2.154       $2.371       1,061
                                                    2007        $2.371       $2.615       1,019
                                                    2008        $2.615       $1.391       1,058
                                                    2009        $1.391       $1.349           0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2004        $7.663       $8.069      17,505
                                                    2005        $8.069       $8.296      17,879
                                                    2006        $8.296       $9.042      17,113
                                                    2007        $9.042       $8.900      17,362
                                                    2008        $8.900       $5.354      15,504
                                                    2009        $5.354       $6.982      15,474
                                                    2011       $10.000       $7.652      15,421
                                                    2012        $7.652       $8.833      14,432
                                                    2013        $8.833      $11.533      14,410
--------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                    2004       $16.258      $20.090       8,529
                                                    2005       $20.090      $21.052       4,686
                                                    2006       $21.052      $24.176       4,315
                                                    2007       $24.176      $20.655       4,329
                                                    2008       $20.655      $12.261       4,070
                                                    2009       $12.261      $15.789       3,955
                                                    2011       $10.000      $18.165       3,362
                                                    2012       $18.165      $20.892       1,838
                                                    2013       $20.892      $28.555       1,830


                               75     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                          PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1


                                                                          Number of
                                               Accumulation Accumulation    Units
                                  For the Year  Unit Value   Unit Value  Outstanding
                                     Ending    at Beginning    at End      at End
Sub-Accounts                      December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                      2004        $4.899       $5.688      11,128
                                      2005        $5.688       $6.246       5,787
                                      2006        $6.246       $6.448       3,634
                                      2007        $6.448       $6.552       2,858
                                      2008        $6.552       $3.493       2,035
                                      2009        $3.493       $4.745       2,024
------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                      2004        $5.357       $5.509      25,383
                                      2005        $5.509       $5.700      24,966
                                      2006        $5.700       $5.884      23,085
                                      2007        $5.884       $6.078      22,288
                                      2008        $6.078       $3.747      21,353
                                      2009        $3.747       $6.012      20,609
                                      2011       $10.000       $5.718      19,614
                                      2012        $5.718       $6.394      15,382
                                      2013        $6.394       $8.997      15,244


                               76     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                        PREFERRED CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2004       $12.048      $12.164      77,019
                                                         2005       $12.164      $12.126      36,145
                                                         2006       $12.126      $12.310      33,850
                                                         2007       $12.310      $13.119      23,555
                                                         2008       $13.119      $12.941      50,446
                                                         2009       $12.941      $15.400      37,803
                                                         2010       $15.400      $15.928      46,492
                                                         2011       $15.928      $16.730      35,067
                                                         2012       $16.730      $16.758      35,698
                                                         2013       $16.758      $16.403      28,659
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2004        $7.239       $8.167      22,292
                                                         2005        $8.167       $8.665      20,215
                                                         2006        $8.665       $9.572      13,666
                                                         2007        $9.572       $8.760       7,900
                                                         2008        $8.760       $5.307       7,484
                                                         2009        $5.307       $4.935           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2004       $12.898      $14.983         840
                                                         2005       $14.983      $16.234       7,138
                                                         2006       $16.234      $18.396       4,711
                                                         2007       $18.396      $16.363       1,918
                                                         2008       $16.363      $10.430       2,374
                                                         2009       $10.430      $14.938       6,018
                                                         2010       $14.938      $19.031       4,423
                                                         2011       $19.031      $17.575       4,398
                                                         2012       $17.575      $19.768       4,189
                                                         2013       $19.768      $26.071       4,218
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2004        $4.471       $4.730      52,620
                                                         2005        $4.730       $4.989      32,602
                                                         2006        $4.989       $5.541      20,827
                                                         2007        $5.451       $5.913      11,921
                                                         2008        $5.913       $3.298      16,121
                                                         2009        $3.298       $3.229           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                         2004       $12.421      $13.340      97,271
                                                         2005       $13.340      $13.521      77,708
                                                         2006       $13.521      $14.135      76,777
                                                         2007       $14.135      $14.475      58,667
                                                         2008       $14.475       $9.849      63,353
                                                         2009        $9.849      $15.049      64,939
                                                         2010       $15.049      $16.676      56,109
                                                         2011       $16.676      $15.882      43,852
                                                         2012       $15.882      $17.420      43,921
                                                         2013       $17.420      $18.471      35,528


                               77     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                        PREFERRED CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                      2004       $12.016      $13.215       20,641
                                                      2005       $13.215      $13.713       29,268
                                                      2006       $13.713      $16.029       32,015
                                                      2007       $16.029      $16.266       34,775
                                                      2008       $16.266      $11.015       50,469
                                                      2009       $11.015      $13.807       73,208
                                                      2010       $13.807      $15.292       67,171
                                                      2011       $15.292      $15.329       59,141
                                                      2012       $15.329      $17.985       46,966
                                                      2013       $17.985      $23.423       45,893
----------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                      2004       $11.108      $11.822      224,523
                                                      2005       $11.822      $12.092      219,701
                                                      2006       $12.092      $13.311      185,431
                                                      2007       $13.311      $13.215      166,369
                                                      2008       $13.215       $7.704      119,246
                                                      2009        $7.704       $9.519      103,240
                                                      2010        $9.519      $10.375       86,519
                                                      2011       $10.375      $10.487       76,852
                                                      2012       $10.487      $11.606       61,044
                                                      2013       $11.606      $13.480       53,466
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004        $9.009       $9.668       19,576
                                                      2005        $9.668      $10.172       30,086
                                                      2006       $10.172      $11.291       45,972
                                                      2007       $11.291      $11.430       43,149
                                                      2008       $11.430       $7.495       43,247
                                                      2009        $7.495       $9.967       31,363
                                                      2010        $9.967      $11.243       26,022
                                                      2011       $11.243      $11.011       26,346
                                                      2012       $11.011      $12.367       11,130
                                                      2013       $12.367      $14.534        9,368
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                      2004        $5.004       $5.595      106,315
                                                      2005        $5.595       $5.986       93,126
                                                      2006        $5.986       $7.254       84,666
                                                      2007        $7.254       $7.778       71,387
                                                      2008        $7.778       $4.180       55,457
                                                      2009        $4.180       $5.344       16,049
                                                      2010        $5.344       $5.773       14,572
                                                      2011        $5.773       $5.396       11,270
                                                      2012        $5.396       $6.378       10,876
                                                      2013        $6.378       $8.279       10,558


                               78     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                        PREFERRED CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                   2004        $8.796       $9.267       59,204
                                                   2005        $9.267      $10.318       53,437
                                                   2006       $10.318      $10.431       43,984
                                                   2007       $10.431      $10.197       43,173
                                                   2008       $10.197       $8.316       20,493
                                                   2009        $8.316      $10.306       15,574
                                                   2010       $10.306      $10.386       13,588
                                                   2011       $10.386      $10.094        6,542
                                                   2012       $10.094      $12.138       10,971
                                                   2013       $12.138      $16.912        8,871
-------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                   2004        $7.848       $9.385       81,504
                                                   2005        $9.385      $10.023       67,488
                                                   2006       $10.023      $12.522       54,382
                                                   2007       $12.522      $14.771       49,833
                                                   2008       $14.771      $10.098       52,520
                                                   2009       $10.098      $10.662       36,807
                                                   2010       $10.662      $10.678       22,033
                                                   2011       $10.678       $9.934       18,427
                                                   2012        $9.934      $10.262       15,038
                                                   2013       $10.262      $11.488       12,442
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2004        $9.965      $10.890      507,582
                                                   2005       $10.890      $11.271      417,486
                                                   2006       $11.271      $12.849      353,739
                                                   2007       $12.849      $11.873      272,041
                                                   2008       $11.873       $7.158      182,984
                                                   2009        $7.158       $9.139      185,141
                                                   2010        $9.139      $10.280      148,034
                                                   2011       $10.280       $9.642      149,961
                                                   2012        $9.642      $11.297      136,854
                                                   2013       $11.297      $15.074      103,269
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                   2004        $4.128       $4.130       82,783
                                                   2005        $4.130       $4.229       52,636
                                                   2006        $4.229       $4.515       59,495
                                                   2007        $4.515       $4.680       42,069
                                                   2008        $4.680       $2.868       36,438
                                                   2009        $2.868       $3.974       42,302
                                                   2010        $3.974       $4.585       37,019
                                                   2011        $4.585       $4.323       41,806
                                                   2012        $4.323       $4.999       55,172
                                                   2013        $4.999       $6.693       40,780


                               79     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                        PREFERRED CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2004       $11.339      $12.327       81,232
                                                   2005       $12.327      $12.500       56,162
                                                   2006       $12.500      $13.588       42,628
                                                   2007       $13.588      $13.736       23,034
                                                   2008       $13.736       $9.987       20,128
                                                   2009        $9.987      $14.752       28,021
                                                   2010       $14.752      $16.546       28,396
                                                   2011       $16.546      $16.559       26,217
                                                   2012       $16.559      $18.893       26,184
                                                   2013       $18.893      $20.041       15,831
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2004       $12.206      $12.536      143,613
                                                   2005       $12.536      $12.621       96,727
                                                   2006       $12.621      $12.975       83,121
                                                   2007       $12.975      $13.426       65,361
                                                   2008       $13.426      $10.045       50,497
                                                   2009       $10.045      $14.489       56,358
                                                   2010       $14.489      $15.656       48,016
                                                   2011       $15.656      $16.168       35,017
                                                   2012       $16.168      $17.609       32,280
                                                   2013       $17.609      $17.643       18,856
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004        $7.322       $8.368      177,097
                                                   2005        $8.368       $9.234      170,985
                                                   2006        $9.234      $11.599      143,339
                                                   2007       $11.599      $12.361      105,791
                                                   2008       $12.361       $6.814       91,415
                                                   2009        $6.814       $8.352      107,307
                                                   2010        $8.352       $9.038      102,634
                                                   2011        $9.038       $7.384       96,595
                                                   2012        $7.384       $8.853       94,075
                                                   2013        $8.853      $11.151       64,179
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND--CLASS IB
                                                   2004        $5.175       $5.769       33,076
                                                   2005        $5.769       $6.716       32,010
                                                   2006        $6.176       $8.331       26,994
                                                   2007        $8.331       $9.276       26,603
                                                   2008        $9.276       $5.247       33,849
                                                   2009        $5.247       $7.140       28,892
                                                   2010        $7.140       $7.880       32,285
                                                   2011        $7.880       $6.363       28,296
                                                   2012        $6.363       $7.572       25,324
                                                   2013        $7.572       $9.113       21,701


                               80     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                        PREFERRED CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                                                  2004        $8.943      $10.641       63,619
                                                  2005       $10.641      $11.941       54,829
                                                  2006       $11.941      $14.942       50,397
                                                  2007       $14.942      $15.724       43,026
                                                  2008       $15.724       $8.347       35,271
                                                  2009        $8.347      $10.360       33,674
                                                  2010       $10.360      $10.915       31,204
                                                  2011       $10.915       $9.256       26,545
                                                  2012        $9.256      $11.078       12,710
                                                  2013       $11.078      $13.315       10,343
------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                  2004        $5.786       $6.410      193,398
                                                  2005        $6.410       $6.860      173,705
                                                  2006        $6.860       $7.687      137,779
                                                  2007        $7.687       $7.169       97,861
                                                  2008        $7.169       $4.262       87,876
                                                  2009        $4.262       $5.484       86,808
                                                  2010        $5.484       $6.144       70,347
                                                  2011        $6.144       $6.046       54,267
                                                  2012        $6.046       $6.946       53,884
                                                  2013        $6.946       $9.231       46,380
------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                  2004       $10.332      $10.228       72,385
                                                  2005       $10.228      $10.314       29,397
                                                  2006       $10.314      $10.590       31,404
                                                  2007       $10.590      $10.913       58,254
                                                  2008       $10.913      $11.009       43,593
                                                  2009       $11.009      $10.850       40,575
                                                  2010       $10.850      $10.675       22,627
                                                  2011       $10.675      $10.500       21,996
                                                  2012       $10.500      $10.327       17,740
                                                  2013       $10.327      $10.158       16,620
------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                                  2004        $4.374       $4.745      288,975
                                                  2005        $4.745       $5.134      207,448
                                                  2006        $5.134       $5.481      155,676
                                                  2007        $5.481       $5.700      116,843
                                                  2008        $5.700       $3.434      121,413
                                                  2009        $3.434       $4.462      127,093
                                                  2010        $4.462       $5.247      229,475
                                                  2011        $5.247       $4.898      197,471
                                                  2012        $4.898       $5.625      167,927
                                                  2013        $5.625       $7.548      153,901


                               81     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                        PREFERRED CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65


                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE FUND--CLASS IB
                                                    2004       $12.767      $14.495        9,092
                                                    2005       $14.495      $16.030       15,072
                                                    2006       $16.030      $18.142       23,121
                                                    2007       $18.142      $18.142       21,403
                                                    2008       $18.142      $10.201       18,360
                                                    2009       $10.201      $13.945       10,947
                                                    2010       $13.945      $17.015       10,966
                                                    2011       $17.015      $15.878       10,287
                                                    2012       $15.878      $18.154        7,346
                                                    2013       $18.154      $25.367        6,903
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2004       $13.171      $14.952      137,853
                                                    2005       $14.952      $15.573      120,366
                                                    2006       $15.573      $17.769       93,684
                                                    2007       $17.769      $16.620       73,906
                                                    2008       $16.620       $9.030       54,886
                                                    2009        $9.030       $8.501            0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2004        $2.910       $3.106       91,125
                                                    2005        $3.106       $3.295       59,735
                                                    2006        $3.295       $3.643       51,277
                                                    2007        $3.643       $4.037       47,014
                                                    2008        $4.037       $2.158       46,717
                                                    2009        $2.158       $2.093            0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2004        $7.212       $7.629      110,890
                                                    2005        $7.629       $7.879       89,508
                                                    2006        $7.879       $8.626       63,000
                                                    2007        $8.626       $8.531       58,971
                                                    2008        $8.531       $5.156       48,032
                                                    2009        $5.156       $6.754       39,742
                                                    2010        $6.754       $7.730       26,974
                                                    2011        $7.730       $7.470       24,387
                                                    2012        $7.470       $8.663       26,339
                                                    2013        $8.663      $11.362       22,655
--------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                    2004       $15.866      $19.695      118,419
                                                    2005       $19.695      $20.733      103,477
                                                    2006       $20.733      $23.918       71,156
                                                    2007       $23.918      $20.530       55,275
                                                    2008       $20.530      $12.243       43,413
                                                    2009       $12.243      $15.838       35,438
                                                    2010       $15.838      $19.624       29,187
                                                    2011       $19.624      $18.389       26,362
                                                    2012       $18.389      $21.247       18,512
                                                    2013       $21.247      $29.173       13,856


                               82     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                        PREFERRED CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65


                                                                          Number of
                                               Accumulation Accumulation    Units
                                  For the Year  Unit Value   Unit Value  Outstanding
                                     Ending    at Beginning    at End      at End
Sub-Accounts                      December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                      2004        $4.945       $5.769      310,050
                                      2005        $5.769       $6.363      283,334
                                      2006        $6.363       $6.600      253,959
                                      2007        $6.600       $6.738      176,473
                                      2008        $6.738       $3.608      139,005
                                      2009        $3.608       $4.924      147,550
                                      2010        $4.924       $5.625            0
------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                      2004        $5.567       $5.751      472,797
                                      2005        $5.751       $5.978      379,493
                                      2006        $5.978       $6.199      337,223
                                      2007        $6.199       $6.433      263,549
                                      2008        $6.433       $3.984      191,299
                                      2009        $3.984       $6.422      194,111
                                      2010        $6.422       $7.629      170,239
                                      2011        $7.629       $6.164      176,471
                                      2012        $6.164       $6.925      145,282
                                      2013        $6.925       $9.789      104,793



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.


                               83     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                        PREFERRED CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2004       $11.867      $11.921         586
                                                         2005       $11.921      $11.823         774
                                                         2006       $11.823      $11.942         776
                                                         2007       $11.942      $12.661         791
                                                         2008       $12.661      $12.426         660
                                                         2009       $12.426      $14.712         621
                                                         2011       $10.000      $15.821         589
                                                         2012       $15.821      $15.767         647
                                                         2013       $15.767      $15.354         318
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2004        $7.135       $8.008         170
                                                         2005        $8.008       $8.454         169
                                                         2006        $8.454       $9.292         182
                                                         2007        $9.292       $8.459         195
                                                         2008        $8.459       $5.099         212
                                                         2009        $5.099       $4.739           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2004       $12.854      $14.857           0
                                                         2005       $14.857      $16.015           0
                                                         2006       $16.015      $18.056           0
                                                         2007       $18.056      $15.979       2,770
                                                         2008       $15.979      $10.133       2,760
                                                         2009       $10.133      $14.439       2,749
                                                         2011       $10.000      $16.816       2,727
                                                         2012       $16.816      $18.817           0
                                                         2013       $18.817      $24.692           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2004        $4.407       $4.638         880
                                                         2005        $4.638       $4.868         846
                                                         2006        $4.868       $5.291         814
                                                         2007        $5.291       $5.710         780
                                                         2008        $5.710       $3.168         715
                                                         2009        $3.168       $3.100           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                         2004       $12.234      $13.073         121
                                                         2005       $13.073      $13.183         233
                                                         2006       $13.183      $13.712         235
                                                         2007       $13.712      $13.970       9,462
                                                         2008       $13.970       $9.457      11,953
                                                         2009        $9.457      $14.377      11,899
                                                         2011       $10.000      $15.019      11,814
                                                         2012       $15.019      $16.389       2,776
                                                         2013       $16.389      $17.290       2,562


                               84     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                        PREFERRED CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                      2004       $11.976      $13.103       3,536
                                                      2005       $13.103      $13.528       3,536
                                                      2006       $13.528      $15.733       1,768
                                                      2007       $15.733      $15.883       3,942
                                                      2008       $15.883      $10.702       3,934
                                                      2009       $10.702      $13.346       4,742
                                                      2011       $10.000      $14.666       6,970
                                                      2012       $14.666      $17.121       6,011
                                                      2013       $17.121      $22.183       5,492
----------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                      2004       $10.941      $11.585       4,764
                                                      2005       $11.585      $11.790       4,764
                                                      2006       $11.790      $12.912       2,233
                                                      2007       $12.912      $12.754       1,106
                                                      2008       $12.754       $7.397       1,106
                                                      2009        $7.397       $9.093       1,106
                                                      2011       $10.000       $9.917       1,106
                                                      2012        $9.917      $10.919       1,106
                                                      2013       $10.919      $12.618       1,106
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2004        $8.874       $9.474       8,731
                                                      2005        $9.474       $9.918       8,731
                                                      2006        $9.918      $10.953       8,731
                                                      2007       $10.953      $11.031       8,731
                                                      2008       $11.031       $7.197       8,731
                                                      2009        $7.197       $9.522       8,731
                                                      2011       $10.000      $10.413       8,731
                                                      2012       $10.413      $11.635           0
                                                      2013       $11.635      $13.604           0
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                      2004        $4.929       $5.483       3,641
                                                      2005        $5.483       $5.836       3,397
                                                      2006        $5.836       $7.037       3,182
                                                      2007        $7.037       $7.506       2,798
                                                      2008        $7.506       $4.014       3,214
                                                      2009        $4.014       $5.105       3,279
                                                      2011       $10.000       $5.103       3,168
                                                      2012        $5.103       $6.001       2,831
                                                      2013        $6.001       $7.749       2,427


                               85     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                        PREFERRED CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                   2004        $8.664       $9.081       6,509
                                                   2005        $9.081      $10.060       6,310
                                                   2006       $10.060      $10.119       2,937
                                                   2007       $10.119       $9.841       6,123
                                                   2008        $9.841       $7.985       6,123
                                                   2009        $7.985       $9.845       6,123
                                                   2011       $10.000       $9.545       6,123
                                                   2012        $9.545      $11.420       6,123
                                                   2013       $11.420      $15.830       6,123
-------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                   2004        $7.730       $9.197       1,723
                                                   2005        $9.197       $9.772       1,981
                                                   2006        $9.772      $12.148       4,448
                                                   2007       $12.148      $14.256       4,656
                                                   2008       $14.256       $9.696       7,769
                                                   2009        $9.696      $10.185       7,750
                                                   2011       $10.000       $9.394       7,712
                                                   2012        $9.394       $9.655       7,034
                                                   2013        $9.655      $10.753       7,027
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2004        $9.815      $10.672      36,658
                                                   2005       $10.672      $10.989      33,245
                                                   2006       $10.989      $12.464      14,505
                                                   2007       $12.464      $11.458       7,352
                                                   2008       $11.458       $6.873       7,498
                                                   2009        $6.873       $8.730       7,356
                                                   2011       $10.000       $9.117       7,043
                                                   2012        $9.117      $10.628       6,771
                                                   2013       $10.628      $14.110       6,521
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                   2004        $4.065       $4.047       4,992
                                                   2005        $4.047       $4.123       6,463
                                                   2006        $4.123       $4.380       6,438
                                                   2007        $4.380       $4.517       6,316
                                                   2008        $4.517       $2.754       6,231
                                                   2009        $2.754       $3.796       6,148
                                                   2011       $10.000       $4.088       6,050
                                                   2012        $4.088       $4.703       5,894
                                                   2013        $4.703       $6.265       4,022


                               86     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                        PREFERRED CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2004       $11.168      $12.080       1,328
                                                   2005       $12.080      $12.187       1,184
                                                   2006       $12.187      $13.181       1,046
                                                   2007       $13.181      $13.257       3,595
                                                   2008       $13.257       $9.590       2,858
                                                   2009        $9.590      $14.093       2,840
                                                   2011       $10.000      $15.660       2,802
                                                   2012       $15.660      $17.775       3,650
                                                   2013       $17.775      $18.759       3,643
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2004       $12.022      $12.285      33,550
                                                   2005       $12.285      $12.306      17,655
                                                   2006       $12.306      $12.586       1,809
                                                   2007       $12.586      $12.957       1,944
                                                   2008       $12.957       $9.645       1,568
                                                   2009        $9.645      $13.841       1,390
                                                   2011       $10.000      $15.290       1,122
                                                   2012       $15.290      $16.567       1,184
                                                   2013       $16.567      $16.515       1,258
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004        $7.212       $8.200      34,380
                                                   2005        $8.200       $9.003      26,919
                                                   2006        $9.003      $11.252       6,372
                                                   2007       $11.252      $11.930         439
                                                   2008       $11.930       $6.542         301
                                                   2009        $6.542       $7.979         301
                                                   2011       $10.000       $6.982         301
                                                   2012        $6.982       $8.329         301
                                                   2013        $8.329      $10.438         301
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND--CLASS IB
                                                   2004        $5.097       $5.653          14
                                                   2005        $5.653       $6.548          13
                                                   2006        $6.548       $8.082          13
                                                   2007        $8.082       $8.952          13
                                                   2008        $8.952       $5.038          13
                                                   2009        $5.038       $6.821          13
                                                   2011       $10.000       $6.017       2,226
                                                   2012        $6.017       $7.124       2,226
                                                   2013        $7.124       $8.530       2,226


                               87     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                        PREFERRED CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                                                  2004        $8.808      $10.428       2,037
                                                  2005       $10.428      $11.643       2,245
                                                  2006       $11.643      $14.495       2,241
                                                  2007       $14.495      $15.176       6,866
                                                  2008       $15.176       $8.015       6,833
                                                  2009        $8.015       $9.897       6,486
                                                  2011       $10.000       $8.752       7,952
                                                  2012        $8.752      $10.422       3,336
                                                  2013       $10.422      $12.464       3,310
------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                  2004        $5.699       $6.282       7,451
                                                  2005        $6.282       $6.688       1,048
                                                  2006        $6.688       $7.457       1,048
                                                  2007        $7.457       $6.919       1,048
                                                  2008        $6.919       $4.092       1,048
                                                  2009        $4.092       $5.239       1,337
                                                  2011       $10.000       $5.717       1,097
                                                  2012        $5.717       $6.535       1,097
                                                  2013        $6.535       $8.641       1,097
------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                  2004       $10.177      $10.023       1,078
                                                  2005       $10.023      $10.057       1,078
                                                  2006       $10.057      $10.273      13,427
                                                  2007       $10.273      $10.532      13,427
                                                  2008       $10.532      $10.571       6,316
                                                  2009       $10.571      $10.365       6,316
                                                  2011       $10.000       $9.929           0
                                                  2012        $9.929       $9.716           0
                                                  2013        $9.716       $9.508           0
------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                                  2004        $6.887       $7.434         171
                                                  2005        $7.434       $8.002         171
                                                  2006        $8.002       $8.501         185
                                                  2007        $8.501       $8.794         198
                                                  2008        $8.794       $5.271         214
                                                  2009        $5.271       $6.815         646
                                                  2011       $10.000       $7.405       2,060
                                                  2012        $7.405       $8.460       2,014
                                                  2013        $8.460      $11.295       1,587


                               88     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15


                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE FUND--CLASS IB
                                                    2004       $12.723      $14.373       2,287
                                                    2005       $14.373      $15.814       2,093
                                                    2006       $15.814      $17.807         745
                                                    2007       $17.807      $17.716         641
                                                    2008       $17.716       $9.910           0
                                                    2009        $9.910      $13.479           0
                                                    2011       $10.000      $15.192           0
                                                    2012       $15.192      $17.281           0
                                                    2013       $17.281      $24.024           0
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2004       $12.973      $14.653       3,737
                                                    2005       $14.653      $15.183       3,723
                                                    2006       $15.183      $17.237       1,643
                                                    2007       $17.237      $16.040       1,500
                                                    2008       $16.040       $8.670         937
                                                    2009        $8.670       $8.158           0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2004        $2.866       $3.044           0
                                                    2005        $3.044       $3.212           0
                                                    2006        $3.212       $3.533           0
                                                    2007        $3.533       $3.896           0
                                                    2008        $3.896       $2.072           0
                                                    2009        $2.072       $2.009           0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2004        $7.103       $7.476      15,293
                                                    2005        $7.476       $7.682       7,625
                                                    2006        $7.682       $8.368       7,599
                                                    2007        $8.368       $8.233       1,810
                                                    2008        $8.233       $4.951       1,810
                                                    2009        $4.951       $6.452       1,799
                                                    2011       $10.000       $7.064       1,778
                                                    2012        $7.064       $8.150       1,768
                                                    2013        $8.150      $10.635       1,759
--------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                    2004       $15.627      $19.300       5,053
                                                    2005       $19.300      $20.215       4,974
                                                    2006       $20.215      $23.202       1,730
                                                    2007       $23.202      $19.813       2,303
                                                    2008       $19.813      $11.756       1,833
                                                    2009       $11.756      $15.130       1,880
                                                    2011       $10.000      $17.389       1,746
                                                    2012       $17.389      $19.989       1,581
                                                    2013       $19.989      $27.307       1,246


                               89     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                        PREFERRED CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15


                                                                          Number of
                                               Accumulation Accumulation    Units
                                  For the Year  Unit Value   Unit Value  Outstanding
                                     Ending    at Beginning    at End      at End
Sub-Accounts                      December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                      2004        $4.871       $5.653      12,809
                                      2005        $5.653       $6.204      13,268
                                      2006        $6.204       $6.402      13,242
                                      2007        $6.402       $6.502       2,146
                                      2008        $6.502       $3.465       2,213
                                      2009        $3.465       $4.704       2,240
------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                      2004        $5.483       $5.636      44,413
                                      2005        $5.636       $5.829      44,032
                                      2006        $5.828       $6.014      15,459
                                      2007        $6.014       $6.209       3,455
                                      2008        $6.209       $3.825       2,315
                                      2009        $3.825       $6.135       2,022
                                      2011       $10.000       $5.829       1,970
                                      2012        $5.829       $6.515       1,963
                                      2013        $6.515       $9.163       1,702


                               90     PROSPECTUS

APPENDIX C
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply)

                                                                                Income Benefit Amount
                                                                  --------------------------------------------------
                                                                       Purchase                           5%
                                                                    Payment Value                  Roll-Up Value**
                                                                  ------------------              ------------------
                             Beginning                 Contract    Advisor             Maximum     Advisor
              Type of         Contract  Transaction  Value After     and             Anniversary     and
 Date        Occurrence        Value       Amount     Occurrence  Preferred   Plus      Value     Preferred   Plus
--------------------------------------------------------------------------------------------------------------------
1/1/04  Contract Anniversary $   55,000            _ $     55,000 $   50,000 $52,000 $     55,000 $   52,500 $54,600
--------------------------------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $   37,500 $39,000 $     41,250 $   40,347 $41,961
--------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                            Advisor and Preferred  Plus
-------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal            (c)              $50,000        $52,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $12,500        $13,000
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $37,500        $39,000
-------------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal            (c)              $55,000        $55,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,750        $13,750
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $41,250        $41,250
-------------------------------------------------------------------------------------------------------------------------

5% ROLL-UP VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal
(assumes half years worth of interest on $52,500 and $54,600, respectively)       (c)              $53,796        $55,948
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,449        $13,987
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $40,347        $41,961
-------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.

                               91     PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply) The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary Protection Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                 Death Benefit Amount
                                                                  --------------------------------------------------
                                                                                                       Enhanced
                                                                       Purchase                      Beneficiary
                                                                    Payment Value                  Protection Value
                                                                  ------------------              ------------------
                             Beginning                 Contract    Advisor             Maximum     Advisor
              Type of         Contract  Transaction  Value After     and             Anniversary     and
 Date        Occurrence        Value       Amount     Occurrence  Preferred   Plus      Value     Preferred   Plus
--------------------------------------------------------------------------------------------------------------------
1/1/06  Contract Anniversary $   55,000            _ $     55,000 $   50,000 $52,000 $     55,000 $   52,500 $54,600
--------------------------------------------------------------------------------------------------------------------
7/1/06   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $   35,000 $37,000 $     41,250 $   40,347 $41,961
--------------------------------------------------------------------------------------------------------------------

                                                                                            Advisor and Preferred  Plus
-------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                          $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                              $50,000        $52,000
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $35,000        $37,000
-------------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal             (c)              $55,000        $55,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,750        $13,750
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $41,250        $41,250
-------------------------------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal
(assumes half years worth of interest on $52,500 and $54,600, respectively)       (c)              $53,796        $55,948
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,449        $13,987
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $40,347        $41,961
-------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               92     PROSPECTUS

APPENDIX E
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT OPTION*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

                                                                          ADVISOR,
                                                                       ADVISOR PLUS &
                                                                          ADVISOR
                                                                         PREFERRED
                                                                       --------------
(A) Contract Value:                                                     $125,000.00
(B) Total Purchase Payments:                                            $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                               $0.00
(D) In-Force Premium:                                                   $100,000.00
(E) In-Force Earnings:                          (E) = (A) - (D)         $25,000.00
(F) Cap:                                        (F) = 100% * (D)        $100,000.00
(G) EARNINGS PROTECTION DEATH BENEFIT**:   (G) = MIN [40% * (E); (F)]   $10,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                    $105,000.00
(2) Total Purchase Payments:                                           $100,000.00
(3) Prior Excess-of-Earnings Withdrawals:                              $0.00
(4) In-Force Premium:                                                  $100,000.00
(5) In-Force Earnings:                          (5) = (1) - (4)        $5,000.00
(6) Withdrawal Amount:                                                 $10,000.00
(7) Excess-of-Earnings Withdrawal:         (7) = (6) - (5) and cannot
                                                  be negative          $5,000.00
(8) Total Excess-of-Earnings Withdrawals:       (8) = (3) + (7)        $5,000.00

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                    $114,000.00
(B) In-Force Premium (before withdrawal):                              $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                              $ 5,000.00
(D) In-Force Premium (after withdrawal):        (D) = (B) - (C)        $95,000.00
(E) In-Force Earnings:                          (E) = (A) - (D)        $19,000.00
(F) Cap:                                        (F) = 100% * (D)       $95,000.00
(G) EARNINGS PROTECTION DEATH BENEFIT**:   (G) = MIN [40% * (E); (F)]  $7,600.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

                               93     PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                    $130,000.00
(2) Contract Value on Rider Date:                                      $110,000.00
(3) Prior Excess-of-Earnings Withdrawals:                              $0.00
(4) In-Force Premium:                                                  $110,000.00
(5) In-Force Earnings:                          (5) = (1) - (4)        $20,000.00
(6) Withdrawal Amount:                                                 $50,000.00
(7) Excess-of-Earnings Withdrawal:         (7) = (6) - (5) and cannot
                                                  be negative          $30,000.00
(8) Total Excess-of-Earnings Withdrawals:       (8) = (3) + (7)        $30,000.00

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                      $140,000.00
(B) In-Force Premium (before withdrawal and
    purchase payment):                                                   $110,000.00
(C) Total Excess-of-Earnings Withdrawals:                                $30,000.00
(D) Additional Purchase Payment:                                         $40,000.00
(E) In-Force Premium (after withdrawal and
    purchase payment):                         (E) = (B) - (C) + (D)     $120,000.00
(F) In-Force Earnings:                            (F) = (A) - (E)        $20,000.00
(G) Cap:                                          (G) = 50% * (E)        $60,000.00
(H) EARNINGS PROTECTION DEATH BENEFIT**:     (H) = MIN [25% * (F); (G)]  $5,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                      $150,000.00
(B) In-Force Premium (before withdrawal and
    purchase payment):                                                   $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                                $0.00
(D) Additional Purchase Payment:                                         $0.00
(E) In-Force Premium (after withdrawal and
    purchase payment):                                                   $100,000.00
(F) In-Force Earnings:                            (F) = (A) - (E)        $50,000.00
(G) Cap:                                          (G) = 100% * (E)       $100,000.00
(H) EARNINGS PROTECTION DEATH BENEFIT**:     (H) = MIN [40% * (F); (G)]  $20,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               94     PROSPECTUS

The calculation of the Continued Contract Value is:

(1) Premium invested (for the purposes
    of calculating the Death Benefit):                             $100,000.00
(2) Contract Value:                                                $150,000.00
(3) Maximum Anniversary Value:                                     $160,000.00
(4) Death Benefit (excluding Earnings
    Protection Death Benefit):          (4) = MAX [(1); (2); (3)]  $160,000.00
(5) Earnings Protection Death Benefit:       (H) from above        $20,000.00
(6) Continuing Contract Value:               (6) = (4) + (5)       $180,000.00

Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.

                               95     PROSPECTUS

PA243-2

[LOGO]

               THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS


             Statement of Additional Information dated May 1, 2014


Allstate Life Insurance Company
P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

   .   Allstate Advisor

   .   Allstate Advisor Plus

   .   Allstate Advisor Preferred

The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2014 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments                        2
The Contracts                                                               2
Calculation of Accumulation Unit Values                                     5
Calculation of Variable Income Payments                                     6
General Matters                                                             7
Experts                                                                     8
Financial Statements                                                        8
Appendix A                                                                A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ended December 31, 2013 was $0. Commission income of Allstate Distributors for the fiscal year ending
December 31, 2012 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2011 was $0. The offering of the Contracts is continuous.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

   . Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

   . Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

   . Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the

Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2013 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

The Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred with No Withdrawal Charge Option, Allstate Advisor Preferred with the 3 year Withdrawal Charge Option and Allstate Advisor Preferred with the 5 year Withdrawal Charge Option Contracts were first offered on October 14, 2002.

The Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option, with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002.

The Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003.

All of the Variable Sub-Accounts shown below were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Invesco Van Kampen V.I. Comstock Fund - Series II Sub-Account, Invesco Van Kampen V.I. Equity and Income Fund - Series II Sub-Account, UIF Growth, Class I Sub-Account and UIF Growth, Class II Sub-Account, and Invesco Van Kampen V.I. Mid Cap Value Fund - Series I Sub-Account and Invesco Van Kampen V.I. Mid Cap Value Fund - Series II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund
- Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Stock Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500
- Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Global Discovery Securities Fund - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund
- Class IB Sub-Account which was first offered under the Contracts on February 13, 2009.


The names of the following Sub-Accounts changed since December 31, 2013. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2013:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2013
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)       SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2014
 -----------------------------------------------------------------------------
 FTVIP Franklin Growth and Income       FTVIP Franklin Growth and Income VIP
  Securities Fund - Class 2              Fund - Class 2
 FTVIP Franklin Income Securities Fund  FTVIP Franklin Income VIP Fund -
  - Class 2                              Class 2
 FTVIP Franklin Large Cap Growth        FTVIP Franklin Large Cap Growth VIP
  Securities Fund - Class 2              Fund - Class 2
 FTVIP Franklin Small-Mid Cap Growth    FTVIP Franklin Small-Mid Cap Growth
  Securities Fund - Class 2              VIP Fund - Class 2
 FTVIP Franklin U.S. Government Fund -  FTVIP Franklin U.S. Government
  Class 2                                Securities VIP Fund - Class 2
 FTVIP Templeton Global Bond            FTVIP Templeton Global Bond VIP Fund
  Securities Fund - Class 2              - Class 2
 FTVIP Franklin Small Cap Value         FTVIP Franklin Small Cap Value VIP
  Securities Fund - Class 2              Fund - Class 2
 FTVIP Mutual Global Discovery          FTVIP Franklin Mutual Global
  Securities Fund - Class 2              Discovery VIP Fund - Class 2
 FTVIP Mutual Shares Securities Fund -  FTVIP Franklin Mutual Shares VIP Fund
  Class 2                                - Class 2
 FTVIP Templeton Developing Markets     FTVIP Templeton Developing Markets
  Securities Fund - Class 2              VIP Fund - Class 2
 FTVIP Templeton Foreign Securities     FTVIP Templeton Foreign VIP Fund -
  Fund - Class 2                         Class 2
 -----------------------------------------------------------------------------

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
              INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.25


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.280        19,230
                             2007        $10.280      $11.885        40,409
                             2008        $11.885      $ 6.713       113,881
                             2009        $ 6.713      $ 8.963       113,895
                             2010        $ 8.963      $10.329       102,512
                             2011        $10.329      $ 9.897        77,285
                             2012        $ 9.897      $11.329        66,859
                             2013        $11.329      $14.622        45,927
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.472             0
                             2007        $10.472      $11.190             0
                             2008        $11.190      $ 8.253         4,360
                             2009        $ 8.253      $10.083         1,962
                             2010        $10.083      $11.184             0
                             2011        $11.184      $10.976             0
                             2012        $10.976      $12.071         3,661
                             2013        $12.071      $13.467         3,647
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.502             0
                             2007        $10.502      $11.382         2,228
                             2008        $11.382      $ 7.538             0
                             2009        $ 7.538      $ 9.551             0
                             2010        $ 9.551      $10.762         2,620
                             2011        $10.762      $10.476             0
                             2012        $10.476      $11.674             0
                             2013        $11.674      $13.305             0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.511             0
                             2007        $10.511      $11.507             0
                             2008        $11.507      $ 7.012         3,229
                             2009        $ 7.012      $ 9.065         3,199
                             2010        $ 9.065      $10.355             0
                             2011        $10.355      $ 9.917             0
                             2012        $ 9.917      $11.258             0
                             2013        $11.258      $13.471             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.363             0
                             2007        $10.363      $10.817             0
                             2008        $10.817      $ 9.520             0
                             2009        $ 9.520      $10.756         1,449
                             2010        $10.756      $11.371         1,421
                             2011        $11.371      $11.363           275
                             2012        $11.363      $11.900           196
                             2013        $11.900      $12.339           185
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.756           599
                             2007        $ 9.756      $11.760         8,680
                             2008        $11.760      $ 6.401         8,630
                             2009        $ 6.401      $ 9.112         8,276
                             2010        $ 9.112      $10.756         8,226
                             2011        $10.756      $10.649         8,185
                             2012        $10.649      $12.403         8,142
                             2013        $12.403      $16.455        11,598
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.835         1,987
                             2007        $10.835      $11.231         5,962
                             2008        $11.231      $ 6.956         6,444
                             2009        $ 6.956      $ 8.659         2,256
                             2010        $ 8.659      $ 9.792         2,262
                             2011        $ 9.792      $ 9.823         1,669
                             2012        $ 9.823      $11.195         1,343
                             2013        $11.195      $14.554         1,065
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.889         6,338
                             2007        $ 9.889      $11.240        21,018
                             2008        $11.240      $ 6.690        28,306
                             2009        $ 6.690      $ 9.215        26,590
                             2010        $ 9.215      $11.678        23,447
                             2011        $11.678      $10.261        19,850
                             2012        $10.261      $11.586        20,221
                             2013        $11.586      $15.515        21,035

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.450      $14.664       226,749
                             2005        $14.664      $14.961       205,203
                             2006        $14.961      $17.217       187,959
                             2007        $17.217      $16.339       150,612
                             2008        $16.339      $10.444       138,797
                             2009        $10.444      $13.027       133,236
                             2010        $13.027      $14.981       126,933
                             2011        $14.981      $15.121       108,702
                             2012        $15.121      $16.725        85,820
                             2013        $16.725      $21.365        42,473
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.252         9,715
                             2005        $11.252      $11.268        47,322
                             2006        $11.268      $13.132        60,918
                             2007        $13.132      $13.428        71,182
                             2008        $13.428      $ 9.310        67,408
                             2009        $ 9.310      $12.442        59,691
                             2010        $12.442      $13.817        64,194
                             2011        $13.817      $13.943        56,714
                             2012        $13.943      $15.481        51,405
                             2013        $15.481      $17.385        40,696
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.529           333
                             2005        $10.529      $10.488        38,526
                             2006        $10.488      $11.464        51,573
                             2007        $11.464      $12.002        55,125
                             2008        $12.002      $ 7.744        48,763
                             2009        $ 7.744      $ 9.902        44,713
                             2010        $ 9.902      $10.891        38,025
                             2011        $10.891      $10.573        32,771
                             2012        $10.573      $11.709        20,306
                             2013        $11.709      $14.845        15,978
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $12.742      $17.838       137,664
                             2005        $17.838      $19.124       137,902
                             2006        $19.124      $22.050       128,630
                             2007        $22.050      $21.213       102,685
                             2008        $21.213      $14.004        91,135
                             2009        $14.004      $17.827        86,757
                             2010        $17.827      $22.530        63,660
                             2011        $22.530      $21.371        47,364
                             2012        $21.371      $24.935        37,193
                             2013        $24.935      $33.482        26,352

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.612      $17.153        59,182
                             2005        $17.153      $17.716        52,203
                             2006        $17.716      $18.979        47,432
                             2007        $18.979      $20.807        41,313
                             2008        $20.807      $11.792        37,675
                             2009        $11.792      $16.687        35,517
                             2010        $16.687      $20.990        26,211
                             2011        $20.990      $19.689        13,415
                             2012        $19.689      $21.511        12,115
                             2013        $21.511      $29.291         5,187
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.263         3,500
                             2005        $10.263      $10.359         9,710
                             2006        $10.359      $10.620        15,155
                             2007        $10.620      $11.158        18,647
                             2008        $11.158      $11.832        54,057
                             2009        $11.832      $12.023        56,595
                             2010        $12.023      $12.476        61,303
                             2011        $12.476      $12.995        40,380
                             2012        $12.995      $13.049        38,036
                             2013        $13.049      $12.573        13,631
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.030         5,290
                             2007        $11.030      $12.158        16,090
                             2008        $12.158      $ 8.573        20,736
                             2009        $ 8.573      $10.420        22,016
                             2010        $10.420      $11.498        25,077
                             2011        $11.498      $10.997        14,685
                             2012        $10.997      $12.287        15,130
                             2013        $12.287      $15.454         5,051
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.742      $14.145       192,757
                             2005        $14.145      $15.413       181,982
                             2006        $15.413      $17.984       177,982
                             2007        $17.984      $18.340       154,657
                             2008        $18.340      $11.368       134,273
                             2009        $11.368      $14.123       126,359
                             2010        $14.123      $15.478       112,456
                             2011        $15.478      $15.097        93,650
                             2012        $15.097      $16.998        78,985
                             2013        $16.998      $21.488        42,578

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.948      $20.832        26,311
                             2005        $20.832      $26.164        29,622
                             2006        $26.164      $33.032        30,534
                             2007        $33.032      $41.925        25,589
                             2008        $41.925      $19.542        26,343
                             2009        $19.542      $33.243        27,515
                             2010        $33.243      $38.526        23,876
                             2011        $38.526      $31.951        21,945
                             2012        $31.951      $35.635        15,795
                             2013        $35.635      $34.798        13,981
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.658      $15.955        63,690
                             2005        $15.955      $17.325        89,851
                             2006        $17.325      $20.739        93,134
                             2007        $20.739      $23.598        90,986
                             2008        $23.598      $13.867        85,586
                             2009        $13.867      $18.729        75,034
                             2010        $18.729      $20.012        60,040
                             2011        $20.012      $17.626        53,980
                             2012        $17.626      $20.539        45,290
                             2013        $20.539      $24.894        32,087
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.945      $14.638        61,491
                             2005        $14.638      $13.984        59,235
                             2006        $13.984      $15.543        52,908
                             2007        $15.543      $17.004        44,708
                             2008        $17.004      $17.799        29,116
                             2009        $17.799      $20.820        26,142
                             2010        $20.820      $23.486        23,588
                             2011        $23.486      $22.947        19,942
                             2012        $22.947      $26.023        16,021
                             2013        $26.023      $26.066        12,367
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.789      $12.407        47,227
                             2005        $12.407      $13.162        47,273
                             2006        $13.162      $13.314        38,613
                             2007        $13.314      $15.305        32,001
                             2008        $15.305      $ 7.676        32,932
                             2009        $ 7.676      $12.531        29,869
                             2010        $12.531      $14.767        24,866
                             2011        $14.767      $13.625        23,741
                             2012        $13.625      $15.227        12,651
                             2013        $15.227      $20.981         7,688

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.318        54,172
                             2005        $11.318      $12.529        50,464
                             2006        $12.529      $14.905        48,100
                             2007        $14.905      $15.841        46,291
                             2008        $15.841      $ 9.166        45,656
                             2009        $ 9.166      $12.577        39,472
                             2010        $12.577      $15.152        30,907
                             2011        $15.152      $15.072        26,320
                             2012        $15.072      $17.426        23,053
                             2013        $17.426      $23.060        19,315
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.311             0
                             2005        $11.311      $12.503         2,922
                             2006        $12.503      $14.865         3,619
                             2007        $14.865      $15.784         1,015
                             2008        $15.784      $ 9.113           973
                             2009        $ 9.113      $12.499         1,301
                             2010        $12.499      $15.052         1,177
                             2011        $15.052      $14.958           266
                             2012        $14.958      $17.260           283
                             2013        $17.260      $22.784           258
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.355        10,486
                             2005        $11.355      $11.652        33,416
                             2006        $11.652      $13.327        38,961
                             2007        $13.327      $12.828        34,314
                             2008        $12.828      $ 8.117        38,224
                             2009        $ 8.117      $10.273        23,989
                             2010        $10.273      $11.714        20,091
                             2011        $11.714      $11.302        18,913
                             2012        $11.302      $13.247        17,388
                             2013        $13.247      $17.711        12,495
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.978         9,199
                             2005        $10.978      $11.619        36,099
                             2006        $11.619      $12.892        37,391
                             2007        $12.892      $13.133        38,438
                             2008        $13.133      $10.008        34,934
                             2009        $10.008      $12.082        23,767
                             2010        $12.082      $13.341        20,301
                             2011        $13.341      $12.978        15,433
                             2012        $12.978      $14.375         8,358
                             2013        $14.375      $17.694         6,497

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.413      $15.086       166,319
                             2005        $15.086      $16.315       163,094
                             2006        $16.315      $18.649       131,863
                             2007        $18.649      $18.843       118,822
                             2008        $18.843      $12.589        94,131
                             2009        $12.589      $15.400        86,948
                             2010        $15.400      $17.028        74,968
                             2011        $17.028      $16.404        61,690
                             2012        $16.404      $18.487        46,443
                             2013        $18.487      $24.374        37,194
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.141        28,502
                             2005        $11.141      $12.202        24,316
                             2006        $12.202      $12.618        21,265
                             2007        $12.618      $14.624        19,314
                             2008        $14.624      $ 7.663        12,554
                             2009        $ 7.663      $11.810        10,973
                             2010        $11.810      $14.815         9,337
                             2011        $14.815      $13.235         4,940
                             2012        $13.235      $14.561         4,435
                             2013        $14.561      $19.604         4,355
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.367           441
                             2005        $10.367      $10.351        18,148
                             2006        $10.351      $11.154        24,990
                             2007        $11.154      $11.673        24,883
                             2008        $11.673      $ 9.487        24,060
                             2009        $ 9.487      $12.559        14,361
                             2010        $12.559      $13.903        17,108
                             2011        $13.903      $14.304        15,724
                             2012        $14.304      $15.864        14,722
                             2013        $15.864      $16.913        12,807
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.916         5,584
                             2005        $10.916      $11.507        18,712
                             2006        $11.507      $13.002        24,518
                             2007        $13.002      $13.676        19,335
                             2008        $13.676      $ 9.614        21,129
                             2009        $ 9.614      $11.937        20,366
                             2010        $11.937      $14.004        22,832
                             2011        $14.004      $13.183        19,286
                             2012        $13.183      $14.367        15,885
                             2013        $14.367      $19.224        10,003

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.900         9,989
                             2005        $10.900      $11.093        57,667
                             2006        $11.093      $12.822        56,257
                             2007        $12.822      $13.071        56,690
                             2008        $13.071      $ 8.190        57,432
                             2009        $ 8.190      $ 9.598        41,619
                             2010        $ 9.598      $11.107        37,051
                             2011        $11.107      $10.281        25,588
                             2012        $10.281      $11.358        16,760
                             2013        $11.358      $15.213         8,637
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.148         2,037
                             2005        $11.148      $11.496        12,476
                             2006        $11.496      $12.226        17,077
                             2007        $12.226      $14.613        16,428
                             2008        $14.613      $ 8.894        16,215
                             2009        $ 8.894      $12.759        14,422
                             2010        $12.759      $15.458        14,447
                             2011        $15.458      $13.705        17,525
                             2012        $13.705      $15.412        13,867
                             2013        $15.412      $20.823        10,698
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.131        11,073
                             2005        $11.131      $11.874        57,529
                             2006        $11.874      $13.135        53,543
                             2007        $13.135      $13.020        48,151
                             2008        $13.020      $ 7.782        37,718
                             2009        $ 7.782      $ 9.711        37,606
                             2010        $ 9.711      $12.005        29,593
                             2011        $12.005      $11.358        26,057
                             2012        $11.358      $12.822        17,451
                             2013        $12.822      $16.469        14,429

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.310      $12.936        28,748
                             2005        $12.936      $13.370        56,712
                             2006        $13.370      $14.190        57,849
                             2007        $14.190      $15.923        53,949
                             2008        $15.923      $ 8.527        55,037
                             2009        $ 8.527      $12.115        46,135
                             2010        $12.115      $13.033        45,077
                             2011        $13.033      $12.669        39,218
                             2012        $12.669      $14.210        30,837
                             2013        $14.210      $18.127        28,275
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.152      $14.230        99,028
                             2005        $14.232      $14.540        90,250
                             2006        $14.543      $15.890        79,103
                             2007        $15.890      $16.206        74,473
                             2008        $16.206      $ 9.006        60,139
                             2009        $ 9.006      $10.794        60,604
                             2010        $10.794      $11.987        52,068
                             2011        $11.987      $11.860        43,559
                             2012        $11.860      $13.104        40,479
                             2013        $13.104      $14.572        26,881
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.114             0
                             2005        $10.114      $10.201         5,682
                             2006        $10.201      $10.551        16,401
                             2007        $10.551      $10.823        18,981
                             2008        $10.823      $ 6.499        24,726
                             2009        $ 6.499      $ 6.985        21,994
                             2010        $ 6.985      $ 7.661        19,849
                             2011        $ 7.661      $ 8.150        21,432
                             2012        $ 8.150      $ 8.849        20,043
                             2013        $ 8.849      $ 8.689         9,844
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.445      $14.649        46,386
                             2005        $14.649      $16.169        44,486
                             2006        $16.169      $16.367        39,594
                             2007        $16.367      $17.104        32,728
                             2008        $17.104      $ 8.561        29,257
                             2009        $ 8.561      $11.160        26,667
                             2010        $11.160      $13.988        21,427
                             2011        $13.988      $13.902        17,768
                             2012        $13.902      $15.916        17,207
                             2013        $15.916      $21.275        15,586

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.297      $16.751        63,708
                             2005        $16.751      $18.832        70,885
                             2006        $18.832      $21.785        62,201
                             2007        $21.785      $22.775        54,157
                             2008        $22.775      $13.393        46,814
                             2009        $13.393      $18.396        40,162
                             2010        $18.396      $20.978        34,744
                             2011        $20.978      $18.913        28,432
                             2012        $18.913      $22.546        18,424
                             2013        $22.546      $28.219        12,314
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.190      $13.028       323,680
                             2005        $13.028      $13.159       331,528
                             2006        $13.159      $13.908       276,953
                             2007        $13.908      $15.016       246,305
                             2008        $15.016      $12.656       209,483
                             2009        $12.656      $14.770       187,450
                             2010        $14.770      $16.708       159,529
                             2011        $16.708      $16.575       131,721
                             2012        $16.575      $18.484       113,406
                             2013        $18.484      $18.151        91,021
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $13.015      $13.948        62,908
                             2005        $13.948      $14.023        73,695
                             2006        $14.023      $15.097        60,935
                             2007        $15.097      $14.808        45,466
                             2008        $14.808      $ 3.127        71,044
                             2009        $ 3.127      $ 3.882       105,974
                             2010        $ 3.882      $ 4.379        81,427
                             2011        $ 4.379      $ 4.205        49,719
                             2012        $ 4.205      $ 4.679             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.689      $13.350       291,723
                             2005        $13.650      $14.227       279,256
                             2006        $14.227      $16.092       264,079
                             2007        $16.092      $16.517       239,886
                             2008        $16.517      $ 9.991       183,998
                             2009        $ 9.991      $12.604       170,176
                             2010        $12.604      $14.389       143,568
                             2011        $14.389      $14.137       121,167
                             2012        $14.137      $16.247        95,231
                             2013        $16.247      $21.048        71,823

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.728      $17.300       101,524
                             2005        $17.300      $18.708       102,132
                             2006        $18.708      $21.142        90,630
                             2007        $21.142      $20.546        75,452
                             2008        $20.546      $12.554        64,095
                             2009        $12.554      $16.937        56,266
                             2010        $16.937      $20.542        47,441
                             2011        $20.542      $19.764        36,172
                             2012        $19.764      $22.921        31,132
                             2013        $22.921      $31.768        21,924
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.924        33,718
                             2010        $12.924      $14.344        27,197
                             2011        $14.344      $14.409        24,278
                             2012        $14.409      $16.943        18,652
                             2013        $16.943      $22.112        15,033
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.136      $12.943       237,712
                             2005        $12.943      $13.267       232,345
                             2006        $13.267      $14.636       213,811
                             2007        $14.636      $14.561       177,989
                             2008        $14.561      $ 8.507       150,165
                             2009        $ 8.507      $10.533       139,679
                             2010        $10.533      $11.506       131,136
                             2011        $11.506      $11.654       111,416
                             2012        $11.654      $12.926       102,171
                             2013        $12.926      $15.045        77,612
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.487      $13.428        28,825
                             2005        $13.428      $14.158        27,131
                             2006        $14.158      $15.749        30,608
                             2007        $15.749      $15.977        34,727
                             2008        $15.977      $10.500        27,848
                             2009        $10.500      $13.992        26,946
                             2010        $13.992      $15.816        21,534
                             2011        $15.816      $15.524        18,877
                             2012        $15.524      $17.472        14,229
                             2013        $17.472      $20.577        10,830

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.352      $11.986        69,613
                             2005        $11.986      $13.373        63,743
                             2006        $13.373      $13.549        55,151
                             2007        $13.549      $13.273        48,472
                             2008        $13.273      $10.848        39,267
                             2009        $10.848      $13.472        35,702
                             2010        $13.472      $13.605        26,836
                             2011        $13.605      $13.252        22,351
                             2012        $13.252      $15.969        19,775
                             2013        $15.969      $22.297        16,976
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.119      $16.921         8,888
                             2005        $16.921      $18.108         8,155
                             2006        $18.108      $22.673         5,151
                             2007        $22.673      $26.802         4,862
                             2008        $26.802      $18.361         4,674
                             2009        $18.361      $19.428         4,724
                             2010        $19.428      $19.499         3,429
                             2011        $19.499      $18.180         3,348
                             2012        $18.180      $18.821         3,193
                             2013        $18.821      $21.113         3,176
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.564      $14.854       349,565
                             2005        $14.854      $15.406       305,101
                             2006        $15.406      $17.601       279,669
                             2007        $17.601      $16.299       243,417
                             2008        $16.299      $ 9.848       197,264
                             2009        $ 9.848      $12.599       195,329
                             2010        $12.599      $14.203       156,616
                             2011        $14.203      $13.349       124,274
                             2012        $13.349      $15.675       106,356
                             2013        $15.675      $20.961        72,141
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.403      $14.603        69,149
                             2005        $14.603      $14.839        58,776
                             2006        $14.839      $16.165        47,985
                             2007        $16.165      $16.376        44,897
                             2008        $16.376      $11.933        31,178
                             2009        $11.933      $17.663        27,029
                             2010        $17.663      $19.853        24,684
                             2011        $19.853      $19.911        20,024
                             2012        $19.911      $22.765        17,642
                             2013        $22.765      $24.200        17,045

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.488      $10.795       316,203
                             2005        $10.795      $10.891       328,808
                             2006        $10.891      $11.220       318,100
                             2007        $11.220      $11.636       282,098
                             2008        $11.636      $ 8.724       232,987
                             2009        $ 8.724      $12.610       230,070
                             2010        $12.610      $13.655       178,218
                             2011        $13.655      $14.132       136,402
                             2012        $14.132      $15.425       120,624
                             2013        $15.425      $15.487        89,801
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.440      $15.392       148,448
                             2005        $15.392      $17.022       146,280
                             2006        $17.022      $21.428       141,449
                             2007        $21.428      $22.885       123,225
                             2008        $22.885      $12.642       109,036
                             2009        $12.642      $15.529       110,612
                             2010        $15.529      $16.840        87,998
                             2011        $16.840      $13.787        64,509
                             2012        $13.787      $16.566        55,605
                             2013        $16.566      $20.911        46,417
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $13.048      $14.486        39,328
                             2005        $14.486      $15.535        41,108
                             2006        $15.535      $17.446        37,393
                             2007        $17.446      $16.305        39,707
                             2008        $16.305      $ 9.715        29,734
                             2009        $ 9.715      $12.526        29,038
                             2010        $12.526      $14.064        26,873
                             2011        $14.064      $13.868        23,441
                             2012        $13.868      $15.968        18,287
                             2013        $15.968      $21.266        17,735
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.896      $ 9.818        57,779
                             2005        $ 9.818      $ 9.922        48,887
                             2006        $ 9.922      $10.209       108,562
                             2007        $10.209      $10.542        85,948
                             2008        $10.542      $10.657       117,132
                             2009        $10.657      $10.526       127,806
                             2010        $10.526      $10.378        73,045
                             2011        $10.378      $10.230        51,324
                             2012        $10.230      $10.084        65,779
                             2013        $10.084      $ 9.939        94,612

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.555      $14.737        61,896
                             2005        $14.737      $15.978        57,306
                             2006        $15.978      $17.097        51,570
                             2007        $17.097      $17.816        44,211
                             2008        $17.816      $10.756        38,169
                             2009        $10.756      $14.008        34,824
                             2010        $14.008      $16.506        81,872
                             2011        $16.506      $15.442        56,792
                             2012        $15.442      $17.770        50,847
                             2013        $17.770      $23.896        40,078
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.637      $16.652        48,563
                             2005        $16.652      $17.380        61,948
                             2006        $17.380      $19.874        56,783
                             2007        $19.874      $18.629        54,172
                             2008        $18.629      $10.142        36,745
                             2009        $10.142      $ 9.551             0
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.152      $13.943        58,326
                             2005        $13.943      $14.432        55,826
                             2006        $14.432      $15.834        48,454
                             2007        $15.834      $15.692        40,621
                             2008        $15.692      $ 9.504        37,733
                             2009        $ 9.504      $12.476        36,161
                             2010        $12.476      $14.310        27,439
                             2011        $14.310      $13.858        23,974
                             2012        $13.858      $16.106        23,528
                             2013        $16.106      $21.170        18,496
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.621      $15.923       110,506
                             2005        $15.923      $17.601        97,896
                             2006        $17.601      $18.294        91,588
                             2007        $18.294      $18.716        82,060
                             2008        $18.716      $10.045        67,271
                             2009        $10.045      $13.736        68,162
                             2010        $13.736      $15.715             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.452      $12.890       492,964
                             2005        $12.890      $13.429       447,056
                             2006        $13.429      $13.955       388,246
                             2007        $13.955      $14.512       320,719
                             2008        $14.512      $ 9.006       254,822
                             2009        $ 9.006      $14.549       220,659
                             2010        $14.549      $17.322       173,992
                             2011        $17.322      $14.025       146,423
                             2012        $14.025      $15.790       129,291
                             2013        $15.790      $22.367        88,258
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.934      $15.118         5,029
                             2005        $15.118      $16.709         6,350
                             2006        $16.709      $18.248         6,759
                             2007        $18.248      $19.134         4,613
                             2008        $19.134      $16.033         3,502
                             2009        $16.033      $20.561         3,366
                             2010        $20.561      $22.239         2,948
                             2011        $22.239      $23.429         3,885
                             2012        $23.429      $27.218         5,208
                             2013        $27.218      $24.477         3,729
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.114         9,473
                             2005        $11.114      $12.267        21,695
                             2006        $12.267      $14.691        31,152
                             2007        $14.691      $15.895        27,737
                             2008        $15.895      $11.132        24,696
                             2009        $11.132      $14.215        17,103
                             2010        $14.215      $15.979        18,648
                             2011        $15.979      $17.174        17,676
                             2012        $17.174      $19.566        16,299
                             2013        $19.566      $23.075        12,952
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.774        23,992
                             2005        $10.774      $12.288        21,752
                             2006        $12.288      $12.609        20,933
                             2007        $12.609      $15.148        19,667
                             2008        $15.148      $ 7.586        19,702
                             2009        $ 7.586      $12.379        14,401
                             2010        $12.379      $14.990        12,332
                             2011        $14.990      $14.361        11,844
                             2012        $14.361      $16.188        11,140
                             2013        $16.188      $23.626        10,529

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.749             0
                             2005        $10.749      $12.234             0
                             2006        $12.234      $12.518             0
                             2007        $12.518      $15.010             0
                             2008        $15.010      $ 7.493             0
                             2009        $ 7.493      $12.197             0
                             2010        $12.197      $14.739             0
                             2011        $14.739      $14.086             0
                             2012        $14.086      $15.833             0
                             2013        $15.833      $23.053             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.843         4,277
                             2007        $ 9.843      $11.894         5,547
                             2008        $11.894      $ 6.234         9,359
                             2009        $ 6.234      $ 9.670         8,859
                             2010        $ 9.670      $12.606         6,780
                             2011        $12.606      $11.533         7,083
                             2012        $11.533      $12.332         7,157
                             2013        $12.332      $16.710         8,136
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.607      $15.953         4,080
                             2005        $15.953      $17.749         2,984
                             2006        $17.749      $19.565         2,350
                             2007        $19.565      $19.853         2,480
                             2008        $19.853      $11.655         2,959
                             2009        $11.655      $16.845         3,520
                             2010        $16.845      $21.012         2,407
                             2011        $21.012      $18.905         1,938
                             2012        $18.905      $21.372         2,052
                             2013        $21.372      $36.090         1,809
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.574      $19.545        59,117
                             2005        $19.545      $22.492        64,224
                             2006        $22.492      $30.519        56,368
                             2007        $30.519      $24.882        46,256
                             2008        $24.882      $15.191        36,872
                             2009        $15.191      $19.238        38,108
                             2010        $19.238      $24.560        29,659
                             2011        $24.560      $25.577        25,001
                             2012        $25.577      $29.146        21,853
                             2013        $29.146      $29.230        12,022

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.910        30,518
                             2005        $ 9.910      $10.005        32,307
                             2006        $10.005      $10.272        25,526
                             2007        $10.272      $10.575        14,299
                             2008        $10.575      $10.609        66,470
                             2009        $10.609      $10.463             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

          WITH MAV DEATH BENEFIT OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.3


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.277       155,450
                             2007        $10.277      $11.875       299,381
                             2008        $11.875      $ 6.704       661,431
                             2009        $ 6.704      $ 8.946       713,393
                             2010        $ 8.946      $10.304       613,741
                             2011        $10.304      $ 9.869       509,190
                             2012        $ 9.869      $11.290       332,859
                             2013        $11.290      $14.565       237,385
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.469        62,415
                             2007        $10.469      $11.180        75,428
                             2008        $11.180      $ 8.242       165,870
                             2009        $ 8.242      $10.064       130,881
                             2010        $10.064      $11.158       127,932
                             2011        $11.158      $10.945        97,121
                             2012        $10.945      $12.030        57,026
                             2013        $12.030      $13.415        51,882
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.498        15,093
                             2007        $10.498      $11.372        14,597
                             2008        $11.372      $ 7.528        60,344
                             2009        $ 7.528      $ 9.533        63,384
                             2010        $ 9.533      $10.736        74,263
                             2011        $10.736      $10.445        58,337
                             2012        $10.445      $11.634        58,062
                             2013        $11.634      $13.253        31,390
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.507        10,675
                             2007        $10.507      $11.497        17,681
                             2008        $11.497      $ 7.002        38,396
                             2009        $ 7.002      $ 9.048        26,249
                             2010        $ 9.048      $10.330        21,996
                             2011        $10.330      $ 9.889        19,922
                             2012        $ 9.889      $11.220        19,308
                             2013        $11.220      $13.419        25,054

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.359             0
                             2007        $10.359      $10.808         1,991
                             2008        $10.808      $ 9.507        11,865
                             2009        $ 9.507      $10.736        22,822
                             2010        $10.736      $11.344        16,421
                             2011        $11.344      $11.330        33,395
                             2012        $11.330      $11.860        16,051
                             2013        $11.860      $12.291        15,273
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.753             0
                             2007        $ 9.753      $11.750        19,214
                             2008        $11.750      $ 6.393        22,758
                             2009        $ 6.393      $ 9.095        19,034
                             2010        $ 9.095      $10.730        88,500
                             2011        $10.730      $10.618         9,871
                             2012        $10.618      $12.361         8,451
                             2013        $12.361      $16.391         8,082
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.831         4,632
                             2007        $10.831      $11.222        17,111
                             2008        $11.222      $ 6.947        51,558
                             2009        $ 6.947      $ 8.643        61,139
                             2010        $ 8.643      $ 9.768        42,334
                             2011        $ 9.768      $ 9.795        43,654
                             2012        $ 9.795      $11.157        52,032
                             2013        $11.157      $14.498        30,787
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.885        96,654
                             2007        $ 9.885      $11.231       160,352
                             2008        $11.231      $ 6.681       134,174
                             2009        $ 6.681      $ 9.198       115,250
                             2010        $ 9.198      $11.650        99,137
                             2011        $11.650      $10.231        75,145
                             2012        $10.231      $11.546        68,174
                             2013        $11.546      $15.454        52,869

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.450      $14.650       656,096
                             2005        $14.650      $14.941       718,178
                             2006        $14.941      $17.185       679,373
                             2007        $17.185      $16.300       660,353
                             2008        $16.300      $10.414       556,870
                             2009        $10.414      $12.983       519,164
                             2010        $12.983      $14.923       445,807
                             2011        $14.923      $15.054       341,141
                             2012        $15.054      $16.643       276,677
                             2013        $16.643      $21.249       211,272
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.250       141,993
                             2005        $11.250      $11.259       549,759
                             2006        $11.259      $13.114       790,113
                             2007        $13.114      $13.403       994,792
                             2008        $13.403      $ 9.288       979,377
                             2009        $ 9.288      $12.406       881,282
                             2010        $12.406      $13.770       767,450
                             2011        $13.770      $13.889       640,839
                             2012        $13.889      $15.413       547,177
                             2013        $15.413      $17.300       462,577
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.530        30,721
                             2005        $10.530      $10.481       260,431
                             2006        $10.481      $11.451       540,937
                             2007        $11.451      $11.982       706,339
                             2008        $11.982      $ 7.728       609,136
                             2009        $ 7.728      $ 9.876       544,937
                             2010        $ 9.876      $10.856       497,416
                             2011        $10.856      $10.534       416,861
                             2012        $10.534      $11.660       320,967
                             2013        $11.660      $14.776       224,663
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.620      $17.820       282,418
                             2005        $17.820      $19.098       355,474
                             2006        $19.098      $22.009       368,636
                             2007        $22.009      $21.163       338,279
                             2008        $21.163      $13.964       274,643
                             2009        $13.964      $17.767       236,672
                             2010        $17.767      $22.442       211,631
                             2011        $22.442      $21.277       165,473
                             2012        $21.277      $24.813       136,963
                             2013        $24.813      $33.302       104,649

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.610      $17.140             0
                             2005        $17.140      $17.692             0
                             2006        $17.692      $18.944             0
                             2007        $18.944      $20.758             0
                             2008        $20.758      $11.759           964
                             2009        $11.759      $16.631         2,819
                             2010        $16.631      $20.909         2,659
                             2011        $20.909      $19.603         2,553
                             2012        $19.603      $21.406         2,507
                             2013        $21.406      $29.132         2,303
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.260       100,215
                             2005        $10.260      $10.350       168,566
                             2006        $10.350      $10.606       179,585
                             2007        $10.606      $11.137       154,824
                             2008        $11.137      $11.804       150,508
                             2009        $11.804      $11.988       169,823
                             2010        $11.988      $12.434       186,125
                             2011        $12.434      $12.945       189,418
                             2012        $12.945      $12.992       143,565
                             2013        $12.992      $12.512        91,231
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.026        68,613
                             2007        $11.026      $12.148       120,181
                             2008        $12.148      $ 8.562       132,370
                             2009        $ 8.562      $10.401       143,722
                             2010        $10.401      $11.471       147,598
                             2011        $11.471      $10.966       111,639
                             2012        $10.966      $12.245       106,417
                             2013        $12.245      $15.394        70,285
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.740      $14.130       544,884
                             2005        $14.130      $15.392       726,480
                             2006        $15.392      $17.951       782,211
                             2007        $17.951      $18.297       781,456
                             2008        $18.297      $11.336       678,657
                             2009        $11.336      $14.075       614,608
                             2010        $14.075      $15.418       542,233
                             2011        $15.418      $15.031       414,692
                             2012        $15.031      $16.915       332,912
                             2013        $16.915      $21.372       250,894

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.940      $20.810        93,983
                             2005        $20.810      $26.129       122,769
                             2006        $26.129      $32.971       132,770
                             2007        $32.971      $41.826       122,493
                             2008        $41.826      $19.486       118,270
                             2009        $19.486      $33.130       105,344
                             2010        $33.130      $38.377        97,568
                             2011        $38.377      $31.811        82,821
                             2012        $31.811      $35.460        69,687
                             2013        $35.460      $34.610        61,388
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.650      $15.940       215,746
                             2005        $15.940      $17.302       375,969
                             2006        $17.302      $20.700       520,160
                             2007        $20.700      $23.542       532,153
                             2008        $23.542      $13.827       470,459
                             2009        $13.827      $18.666       424,346
                             2010        $18.666      $19.934       358,865
                             2011        $19.934      $17.549       314,662
                             2012        $17.549      $20.439       249,438
                             2013        $20.439      $24.760       190,120
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.940      $14.630             0
                             2005        $14.630      $13.965             0
                             2006        $13.965      $15.515             0
                             2007        $15.515      $16.964             0
                             2008        $16.964      $17.748         1,734
                             2009        $17.748      $20.750         1,052
                             2010        $20.750      $23.395           988
                             2011        $23.395      $22.846           930
                             2012        $22.846      $25.896         1,117
                             2013        $25.896      $25.925           643
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.790      $12.400       153,609
                             2005        $12.400      $13.145       171,971
                             2006        $13.145      $13.289       169,686
                             2007        $13.289      $15.269       149,288
                             2008        $15.269      $ 7.654       155,525
                             2009        $ 7.654      $12.489       133,478
                             2010        $12.489      $14.710       109,595
                             2011        $14.710      $13.565        79,206
                             2012        $13.565      $15.153        58,729
                             2013        $15.153      $20.867        33,930

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.310       218,270
                             2005        $11.310      $12.518       197,400
                             2006        $12.518      $14.885       170,769
                             2007        $14.885      $15.812       150,717
                             2008        $15.812      $ 9.145       115,439
                             2009        $ 9.145      $12.540       100,576
                             2010        $12.540      $15.101        88,039
                             2011        $15.101      $15.014        70,589
                             2012        $15.014      $17.349        56,626
                             2013        $17.349      $22.947        43,432
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.310        74,696
                             2005        $11.310      $12.493       108,498
                             2006        $12.493      $14.845       153,545
                             2007        $14.845      $15.755       165,091
                             2008        $15.755      $ 9.092       151,306
                             2009        $ 9.092      $12.463       136,993
                             2010        $12.463      $15.001       127,444
                             2011        $15.001      $14.900       103,271
                             2012        $14.900      $17.184        75,941
                             2013        $17.184      $22.672        56,112
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.350       134,587
                             2005        $11.350      $11.642       366,483
                             2006        $11.642      $13.309       400,016
                             2007        $13.309      $12.805       396,635
                             2008        $12.805      $ 8.098       373,817
                             2009        $ 8.098      $10.243       334,818
                             2010        $10.243      $11.674       313,478
                             2011        $11.674      $11.258       259,122
                             2012        $11.258      $13.189       206,763
                             2013        $13.189      $17.625       142,726
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.970       153,373
                             2005        $10.970      $11.609       590,229
                             2006        $11.609      $12.875       479,409
                             2007        $12.875      $13.108       473,562
                             2008        $13.108      $ 9.984       412,712
                             2009        $ 9.984      $12.047       380,880
                             2010        $12.047      $13.296       338,101
                             2011        $13.296      $12.928       264,194
                             2012        $12.928      $14.312       153,408
                             2013        $14.312      $17.608        93,266

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.410      $15.070       484,719
                             2005        $15.070      $16.293       586,279
                             2006        $16.293      $18.614       592,906
                             2007        $18.614      $18.798       621,539
                             2008        $18.798      $12.553       553,442
                             2009        $12.553      $15.348       500,307
                             2010        $15.348      $16.962       441,782
                             2011        $16.962      $16.332       337,099
                             2012        $16.332      $18.397       251,725
                             2013        $18.397      $24.242       174,024
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.140       108,505
                             2005        $11.140      $12.191       105,165
                             2006        $12.191      $12.601        93,947
                             2007        $12.601      $14.597        79,105
                             2008        $14.597      $ 7.645        73,018
                             2009        $ 7.645      $11.776        59,691
                             2010        $11.776      $14.765        43,191
                             2011        $14.765      $13.184        33,747
                             2012        $13.184      $14.497        20,970
                             2013        $14.497      $19.509        18,258
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.370        34,322
                             2005        $10.370      $10.345       190,094
                             2006        $10.345      $11.142       248,733
                             2007        $11.142      $11.654       250,842
                             2008        $11.654      $ 9.467       203,470
                             2009        $ 9.467      $12.526       198,729
                             2010        $12.526      $13.859       199,161
                             2011        $13.859      $14.251       180,286
                             2012        $14.251      $15.798       145,882
                             2013        $15.798      $16.834       121,748
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.920        13,929
                             2005        $10.920      $11.500        40,496
                             2006        $11.500      $12.988        60,068
                             2007        $12.988      $13.653        67,420
                             2008        $13.653      $ 9.593        59,717
                             2009        $ 9.593      $11.905        60,639
                             2010        $11.905      $13.959        59,740
                             2011        $13.959      $13.134        53,357
                             2012        $13.134      $14.307        49,549
                             2013        $14.307      $19.134        24,637

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.900        23,413
                             2005        $10.900      $11.086       242,034
                             2006        $11.086      $12.807       349,193
                             2007        $12.807      $13.049       459,744
                             2008        $13.049      $ 8.173       320,272
                             2009        $ 8.173      $ 9.572       259,838
                             2010        $ 9.572      $11.072       223,793
                             2011        $11.072      $10.244       198,061
                             2012        $10.244      $11.310       143,359
                             2013        $11.310      $15.142       103,734
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.150         7,452
                             2005        $11.150      $11.489        43,588
                             2006        $11.489      $12.212       102,245
                             2007        $12.212      $14.589       126,927
                             2008        $14.589      $ 8.875       102,211
                             2009        $ 8.875      $12.725        85,599
                             2010        $12.725      $15.409        70,590
                             2011        $15.409      $13.655        58,948
                             2012        $13.655      $15.348        48,600
                             2013        $15.348      $20.725        37,811
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.130       112,678
                             2005        $11.130      $11.866       572,473
                             2006        $11.866      $13.120       545,736
                             2007        $13.120      $12.998       486,616
                             2008        $12.998      $ 7.765       382,791
                             2009        $ 7.765      $ 9.685       317,393
                             2010        $ 9.685      $11.967       286,444
                             2011        $11.967      $11.316       257,360
                             2012        $11.316      $12.769       174,815
                             2013        $12.769      $16.392       124,335
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.310      $12.930       421,102
                             2005        $12.930      $13.352       618,210
                             2006        $13.352      $14.164       655,675
                             2007        $14.164      $15.885       625,961
                             2008        $15.885      $ 8.503       622,239
                             2009        $ 8.503      $12.074       541,106
                             2010        $12.074      $12.982       477,161
                             2011        $12.982      $12.613       395,021
                             2012        $12.613      $14.140       321,514
                             2013        $14.140      $18.029       238,902

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.150      $14.220       345,674
                             2005        $14.220      $14.523       360,428
                             2006        $14.523      $15.861       335,465
                             2007        $15.861      $16.168       299,196
                             2008        $16.168      $ 8.980       257,720
                             2009        $ 8.980      $10.757       243,395
                             2010        $10.757      $11.940       196,054
                             2011        $11.940      $11.808       153,736
                             2012        $11.808      $13.040       116,960
                             2013        $13.040      $14.494        98,257
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.110         1,545
                             2005        $10.110      $10.195        47,013
                             2006        $10.195      $10.539       268,172
                             2007        $10.539      $10.805       366,136
                             2008        $10.805      $ 6.485       352,525
                             2009        $ 6.485      $ 6.966       375,249
                             2010        $ 6.966      $ 7.637       351,914
                             2011        $ 7.637      $ 8.120       305,572
                             2012        $ 8.120      $ 8.812       243,383
                             2013        $ 8.812      $ 8.648       190,805
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.440      $14.640       111,928
                             2005        $14.640      $16.147       148,444
                             2006        $16.147      $16.337       148,484
                             2007        $16.337      $17.064       134,508
                             2008        $17.064      $ 8.537       124,987
                             2009        $ 8.537      $11.123       121,531
                             2010        $11.123      $13.933        91,654
                             2011        $13.933      $13.841        70,378
                             2012        $13.841      $15.838        55,753
                             2013        $15.838      $21.160        43,870
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARESFORMERLY,
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.290      $16.740       267,275
                             2005        $16.740      $18.807       361,417
                             2006        $18.807      $21.744       304,944
                             2007        $21.744      $22.721       311,368
                             2008        $22.721      $13.355       270,584
                             2009        $13.355      $18.334       237,862
                             2010        $18.334      $20.897       196,440
                             2011        $20.897      $18.830       146,487
                             2012        $18.830      $22.435        92,614
                             2013        $22.435      $28.067        67,950

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.190      $13.020        728,194
                             2005        $13.020      $13.141      1,040,325
                             2006        $13.141      $13.883      1,113,243
                             2007        $13.883      $14.981      1,053,294
                             2008        $14.981      $12.620        834,210
                             2009        $12.620      $14.721        798,780
                             2010        $14.721      $16.643        725,328
                             2011        $16.643      $16.503        574,984
                             2012        $16.503      $18.394        536,215
                             2013        $18.394      $18.053        458,103
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $13.010      $13.940        281,494
                             2005        $13.940      $14.004        355,128
                             2006        $14.004      $15.069        339,923
                             2007        $15.069      $14.773        328,243
                             2008        $14.773      $ 3.118        597,669
                             2009        $ 3.118      $ 3.869        604,518
                             2010        $ 3.869      $ 4.362        511,428
                             2011        $ 4.362      $ 4.187        424,654
                             2012        $ 4.187      $ 4.656              0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.690      $13.640        512,164
                             2005        $13.640      $14.208        736,676
                             2006        $14.208      $16.062        849,127
                             2007        $16.062      $16.478        793,281
                             2008        $16.478      $ 9.963        696,862
                             2009        $ 9.963      $12.561        606,831
                             2010        $12.561      $14.333        532,423
                             2011        $14.333      $14.075        424,252
                             2012        $14.075      $16.168        338,232
                             2013        $16.168      $20.934        255,990
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.720      $17.290        245,743
                             2005        $17.290      $18.683        319,046
                             2006        $18.683      $21.103        331,698
                             2007        $21.103      $20.497        319,213
                             2008        $20.497      $12.518        275,513
                             2009        $12.518      $16.879        236,149
                             2010        $16.879      $20.462        205,222
                             2011        $20.462      $19.677        164,274
                             2012        $19.677      $22.809        130,740
                             2013        $22.809      $31.597         90,705

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.880       331,974
                             2010        $12.880      $14.288       297,280
                             2011        $14.288      $14.346       236,544
                             2012        $14.346      $16.860       177,539
                             2013        $16.860      $21.992       142,997
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.130      $12.930       483,092
                             2005        $12.930      $13.249       605,472
                             2006        $13.249      $14.608       575,460
                             2007        $14.608      $14.527       538,481
                             2008        $14.527      $ 8.483       449,947
                             2009        $ 8.483      $10.498       415,035
                             2010        $10.498      $11.461       374,701
                             2011        $11.461      $11.603       288,646
                             2012        $11.603      $12.863       252,874
                             2013        $12.863      $14.964       185,210
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.480      $13.420       124,834
                             2005        $13.420      $14.139       184,848
                             2006        $14.139      $15.720       221,430
                             2007        $15.720      $15.939       231,713
                             2008        $15.939      $10.470       189,889
                             2009        $10.470      $13.945       174,766
                             2010        $13.945      $15.755       143,020
                             2011        $15.755      $15.456       110,629
                             2012        $15.456      $17.386        79,345
                             2013        $17.386      $20.466        73,001
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.350      $11.980        99,332
                             2005        $11.980      $13.355        89,421
                             2006        $13.355      $13.524        83,698
                             2007        $13.524      $13.241        72,805
                             2008        $13.241      $10.817        57,011
                             2009        $10.817      $13.426        48,418
                             2010        $13.426      $13.553        45,210
                             2011        $13.553      $13.194        29,959
                             2012        $13.194      $15.891        20,790
                             2013        $15.891      $22.177        14,827

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.110      $16.910         53,691
                             2005        $16.910      $18.084         46,341
                             2006        $18.084      $22.631         38,691
                             2007        $22.631      $26.738         33,212
                             2008        $26.738      $18.308         23,353
                             2009        $18.308      $19.363         25,234
                             2010        $19.363      $19.424         15,720
                             2011        $19.424      $18.100         10,049
                             2012        $18.100      $18.729          8,330
                             2013        $18.729      $20.999          7,767
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.560      $14.840        508,215
                             2005        $14.840      $15.385        594,995
                             2006        $15.385      $17.568        569,626
                             2007        $17.568      $16.260        488,688
                             2008        $16.260      $ 9.819        392,198
                             2009        $ 9.819      $12.557        351,291
                             2010        $12.557      $14.148        317,916
                             2011        $14.148      $13.291        236,659
                             2012        $13.291      $15.598        197,820
                             2013        $15.598      $20.848        143,849
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.400      $14.590        289,180
                             2005        $14.590      $14.819        348,073
                             2006        $14.819      $16.135        348,424
                             2007        $16.135      $16.337        312,898
                             2008        $16.337      $11.898        254,245
                             2009        $11.898      $17.603        215,071
                             2010        $17.603      $19.776        205,104
                             2011        $19.776      $19.824        155,623
                             2012        $19.824      $22.654        136,143
                             2013        $22.654      $24.069        106,538
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.480      $10.790        709,376
                             2005        $10.790      $10.877        906,632
                             2006        $10.877      $11.199      1,048,782
                             2007        $11.199      $11.608        981,893
                             2008        $11.608      $ 8.699        805,601
                             2009        $ 8.699      $12.568        681,775
                             2010        $12.568      $13.602        640,492
                             2011        $13.602      $14.070        457,054
                             2012        $14.070      $15.349        394,013
                             2013        $15.349      $15.403        336,574

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.440      $15.380        174,138
                             2005        $15.380      $16.999        219,229
                             2006        $16.999      $21.388        290,940
                             2007        $21.388      $22.831        385,894
                             2008        $22.831      $12.605        362,784
                             2009        $12.605      $15.476        335,440
                             2010        $15.476      $16.774        296,207
                             2011        $16.774      $13.726        241,949
                             2012        $13.726      $16.485        163,819
                             2013        $16.485      $20.798        118,925
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $13.040      $14.470         84,458
                             2005        $14.470      $15.514        160,116
                             2006        $15.514      $17.413        189,439
                             2007        $17.413      $16.266        175,287
                             2008        $16.266      $ 9.687        140,620
                             2009        $ 9.687      $12.484        124,635
                             2010        $12.484      $14.009        109,763
                             2011        $14.009      $13.807         88,743
                             2012        $13.807      $15.890         68,772
                             2013        $15.890      $21.151         52,179
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.890      $ 9.810        363,661
                             2005        $ 9.810      $ 9.908        669,891
                             2006        $ 9.908      $10.190      1,623,833
                             2007        $10.190      $10.517      1,357,162
                             2008        $10.517      $10.627      1,128,438
                             2009        $10.627      $10.490      1,195,208
                             2010        $10.490      $10.338      1,040,629
                             2011        $10.338      $10.185        835,998
                             2012        $10.185      $10.034        896,450
                             2013        $10.034      $ 9.886        568,474
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.550      $14.720        118,402
                             2005        $14.720      $15.957        115,453
                             2006        $15.957      $17.065         95,382
                             2007        $17.065      $17.774         88,057
                             2008        $17.774      $10.725         75,717
                             2009        $10.725      $13.960         70,331
                             2010        $13.960      $16.442        132,107
                             2011        $16.442      $15.374         95,168
                             2012        $15.374      $17.683         78,006
                             2013        $17.683      $23.767         55,480

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.630      $16.640       258,629
                             2005        $16.640      $17.357       394,088
                             2006        $17.357      $19.837       434,742
                             2007        $19.837      $18.585       404,197
                             2008        $18.585      $10.113       363,753
                             2009        $10.113      $ 9.523             0
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.150      $13.930       172,426
                             2005        $13.930      $14.412       153,738
                             2006        $14.412      $15.804       122,290
                             2007        $15.804      $15.655        80,959
                             2008        $15.655      $ 9.477        63,403
                             2009        $ 9.477      $12.434        55,810
                             2010        $12.434      $14.255        39,511
                             2011        $14.255      $13.797        27,988
                             2012        $13.797      $16.027        22,142
                             2013        $16.027      $21.055        17,168
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.620      $15.910       174,219
                             2005        $15.910      $17.577       179,238
                             2006        $17.577      $18.260       164,139
                             2007        $18.260      $18.671       128,219
                             2008        $18.671      $10.016        94,673
                             2009        $10.016      $13.690        77,393
                             2010        $13.690      $15.657             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.450      $12.880       784,732
                             2005        $12.880      $13.410       849,910
                             2006        $13.410      $13.929       730,748
                             2007        $13.929      $14.478       581,117
                             2008        $14.478      $ 8.980       457,726
                             2009        $ 8.980      $14.499       377,606
                             2010        $14.499      $17.254       327,623
                             2011        $17.254      $13.964       266,573
                             2012        $13.964      $15.712       206,781
                             2013        $15.712      $22.246       157,352

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.930      $15.110             0
                             2005        $15.110      $16.686       126,402
                             2006        $16.686      $18.214       132,203
                             2007        $18.214      $19.089       124,862
                             2008        $19.089      $15.987       104,184
                             2009        $15.987      $20.492        98,289
                             2010        $20.492      $22.153        89,680
                             2011        $22.153      $23.326        67,237
                             2012        $23.326      $27.085        58,851
                             2013        $27.085      $24.345        53,075
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.110        56,545
                             2005        $11.110      $12.254       190,435
                             2006        $12.254      $14.669       182,320
                             2007        $14.669      $15.863       214,528
                             2008        $15.863      $11.104       200,670
                             2009        $11.104      $14.172       170,410
                             2010        $14.172      $15.922       168,683
                             2011        $15.922      $17.105       145,432
                             2012        $17.105      $19.476       112,100
                             2013        $19.476      $22.959        75,711
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.770       265,903
                             2005        $10.770      $12.278       239,727
                             2006        $12.278      $12.592       227,515
                             2007        $12.592      $15.120       175,848
                             2008        $15.120      $ 7.568       167,345
                             2009        $ 7.568      $12.343       138,495
                             2010        $12.343      $14.939       113,815
                             2011        $14.939      $14.305        72,724
                             2012        $14.305      $16.117        58,915
                             2013        $16.117      $23.510        48,104
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.750       193,656
                             2005        $10.750      $12.224       167,867
                             2006        $12.224      $12.501       114,779
                             2007        $12.501      $14.982        53,738
                             2008        $14.982      $ 7.475        44,130
                             2009        $ 7.475      $12.162        36,664
                             2010        $12.162      $14.689        28,568
                             2011        $14.689      $14.031        21,875
                             2012        $14.031      $15.764        18,043
                             2013        $15.764      $22.940        11,192

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.840        92,813
                             2007        $ 9.840      $11.884       144,969
                             2008        $11.884      $ 6.226       133,137
                             2009        $ 6.226      $ 9.652       109,069
                             2010        $ 9.652      $12.576        99,929
                             2011        $12.576      $11.500        87,377
                             2012        $11.500      $12.290        75,317
                             2013        $12.290      $16.645        45,225
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.600      $15.940        54,821
                             2005        $15.940      $17.725        55,592
                             2006        $17.725      $19.529        49,608
                             2007        $19.529      $19.806        45,785
                             2008        $19.806      $11.621        37,641
                             2009        $11.621      $16.788        36,826
                             2010        $16.788      $20.930        33,699
                             2011        $20.930      $18.822        22,950
                             2012        $18.822      $21.268        20,493
                             2013        $21.268      $35.895        15,545
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.570      $19.530       204,157
                             2005        $19.530      $22.461       282,159
                             2006        $22.461      $30.463       273,365
                             2007        $30.463      $24.823       276,935
                             2008        $24.823      $15.147       262,887
                             2009        $15.147      $19.173       232,409
                             2010        $19.173      $24.464       199,593
                             2011        $24.464      $25.465       166,396
                             2012        $25.465      $29.004       133,940
                             2013        $29.004      $29.072       110,867
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.910       210,116
                             2005        $ 9.910      $ 9.995       287,555
                             2006        $ 9.995      $10.257       345,070
                             2007        $10.257      $10.554       296,262
                             2008        $10.554      $10.582       244,516
                             2009        $10.582      $10.431             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)


                          MORTALITY & EXPENSE = 1.35



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.273           658
                             2007        $10.273      $11.864         1,847
                             2008        $11.864      $ 6.694         4,332
                             2009        $ 6.694      $ 8.929        33,083
                             2010        $ 8.929      $10.280        33,633
                             2011        $10.280      $ 9.840        31,345
                             2012        $ 9.840      $11.252        30,934
                             2013        $11.252      $14.508         5,052
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.465             0
                             2007        $10.465      $11.171             0
                             2008        $11.171      $ 8.231             0
                             2009        $ 8.231      $10.045             0
                             2010        $10.045      $11.131             0
                             2011        $11.131      $10.913             0
                             2012        $10.913      $11.990             0
                             2013        $11.990      $13.363             0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.495             0
                             2007        $10.495      $11.362             0
                             2008        $11.362      $ 7.518             0
                             2009        $ 7.518      $ 9.515             0
                             2010        $ 9.515      $10.711         6,009
                             2011        $10.711      $10.415             0
                             2012        $10.415      $11.595             0
                             2013        $11.595      $13.201         5,204
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.504             0
                             2007        $10.504      $11.487             0
                             2008        $11.487      $ 6.993             0
                             2009        $ 6.993      $ 9.032             0
                             2010        $ 9.032      $10.306             0
                             2011        $10.306      $ 9.860             0
                             2012        $ 9.860      $11.182             0
                             2013        $11.182      $13.367             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.356             0
                             2007        $10.356      $10.799             0
                             2008        $10.799      $ 9.494             0
                             2009        $ 9.494      $10.716             0
                             2010        $10.716      $11.317             0
                             2011        $11.317      $11.298             0
                             2012        $11.298      $11.819             0
                             2013        $11.819      $12.244             0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.749             0
                             2007        $ 9.749      $11.740           347
                             2008        $11.740      $ 6.384           339
                             2009        $ 6.384      $ 9.078           331
                             2010        $ 9.078      $10.705           324
                             2011        $10.705      $10.588           318
                             2012        $10.588      $12.319             0
                             2013        $12.319      $16.328             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.828           480
                             2007        $10.828      $11.212           682
                             2008        $11.212      $ 6.937           642
                             2009        $ 6.937      $ 8.627           699
                             2010        $ 8.627      $ 9.745             0
                             2011        $ 9.745      $ 9.767             0
                             2012        $ 9.767      $11.119             0
                             2013        $11.119      $14.441             0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.882             0
                             2007        $ 9.882      $11.221           830
                             2008        $11.221      $ 6.672         1,907
                             2009        $ 6.672      $ 9.181        18,879
                             2010        $ 9.181      $11.623        37,927
                             2011        $11.623      $10.202        17,507
                             2012        $10.202      $11.507        17,189
                             2013        $11.507      $15.394             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.434      $14.631        79,842
                             2005        $14.631      $14.912        79,853
                             2006        $14.912      $17.144        74,247
                             2007        $17.144      $16.253        71,733
                             2008        $16.253      $10.378        36,777
                             2009        $10.378      $12.932        38,246
                             2010        $12.932      $14.856        14,586
                             2011        $14.856      $14.980         9,782
                             2012        $14.980      $16.553         5,886
                             2013        $16.553      $21.123         5,473
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.244           276
                             2005        $11.244      $11.249         9,315
                             2006        $11.249      $13.097        45,428
                             2007        $13.097      $13.378        43,373
                             2008        $13.378      $ 9.266        36,794
                             2009        $ 9.266      $12.371         2,237
                             2010        $12.371      $13.724         2,204
                             2011        $13.724      $13.835         1,903
                             2012        $13.835      $15.345         1,663
                             2013        $15.345      $17.215             0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.527             0
                             2005        $10.527      $10.475         6,282
                             2006        $10.475      $11.438         8,942
                             2007        $11.438      $11.962         3,051
                             2008        $11.962      $ 7.711         2,844
                             2009        $ 7.711      $ 9.850         2,659
                             2010        $ 9.850      $10.822         2,042
                             2011        $10.822      $10.495         1,889
                             2012        $10.495      $11.612         1,791
                             2013        $11.612      $14.707           961
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.608      $17.798         7,116
                             2005        $17.798      $19.062        10,024
                             2006        $19.062      $21.956         9,083
                             2007        $21.956      $21.102         8,493
                             2008        $21.102      $13.916         7,134
                             2009        $13.916      $17.697         7,139
                             2010        $17.697      $22.342         3,027
                             2011        $22.342      $21.172         2,484
                             2012        $21.172      $24.678         2,040
                             2013        $24.678      $33.103         1,793

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.593      $17.114         6,433
                             2005        $17.114      $17.658         1,475
                             2006        $17.658      $18.899           929
                             2007        $18.899      $20.698           915
                             2008        $20.698      $11.718           921
                             2009        $11.718      $16.566           207
                             2010        $16.566      $20.816           191
                             2011        $20.816      $19.506           184
                             2012        $19.506      $21.289           195
                             2013        $21.289      $28.959           188
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.256           961
                             2005        $10.256      $10.342           591
                             2006        $10.342      $10.592         4,940
                             2007        $10.592      $11.117         4,147
                             2008        $11.117      $11.776         3,200
                             2009        $11.776      $11.954         7,546
                             2010        $11.954      $12.392         5,498
                             2011        $12.392      $12.894         5,270
                             2012        $12.894      $12.935         5,643
                             2013        $12.935      $12.450         5,979
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.022             0
                             2007        $11.022      $12.138           604
                             2008        $12.138      $ 8.550         1,820
                             2009        $ 8.550      $10.381         1,526
                             2010        $10.381      $11.444            43
                             2011        $11.444      $10.934            44
                             2012        $10.934      $12.204             0
                             2013        $12.204      $15.334             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.726      $14.113        47,936
                             2005        $14.113      $15.363        48,579
                             2006        $15.363      $17.907        58,575
                             2007        $17.907      $18.244        52,013
                             2008        $18.244      $11.297        53,425
                             2009        $11.297      $14.020        33,421
                             2010        $14.020      $15.350        12,616
                             2011        $15.350      $14.956         8,855
                             2012        $14.956      $16.823         6,296
                             2013        $16.823      $21.245         6,129

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.927      $20.785         1,785
                             2005        $20.785      $26.079         5,830
                             2006        $26.079      $32.892         5,506
                             2007        $32.892      $41.704         3,079
                             2008        $41.704      $19.419         3,648
                             2009        $19.419      $33.000         3,008
                             2010        $33.000      $38.207         2,206
                             2011        $38.207      $31.654           308
                             2012        $31.654      $35.267           218
                             2013        $35.267      $34.404           272
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.641      $15.920        13,044
                             2005        $15.920      $17.269        17,609
                             2006        $17.269      $20.650        20,397
                             2007        $20.650      $23.473        13,454
                             2008        $23.473      $13.779        13,018
                             2009        $13.779      $18.593        22,859
                             2010        $18.593      $19.846        22,028
                             2011        $19.846      $17.462        16,739
                             2012        $17.462      $20.328        16,430
                             2013        $20.328      $24.612         3,140
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.929      $14.606             0
                             2005        $14.606      $13.939             0
                             2006        $13.939      $15.477             0
                             2007        $15.477      $16.914             0
                             2008        $16.914      $17.687             0
                             2009        $17.687      $20.669             0
                             2010        $20.669      $23.291             0
                             2011        $23.291      $22.733             0
                             2012        $22.733      $25.755             0
                             2013        $25.755      $25.771             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.774      $12.379         2,972
                             2005        $12.379      $13.120         2,539
                             2006        $13.120      $13.257         3,866
                             2007        $13.257      $15.224         3,325
                             2008        $15.224      $ 7.627         3,990
                             2009        $ 7.627      $12.440         3,651
                             2010        $12.440      $14.645         3,528
                             2011        $14.645      $13.498         1,405
                             2012        $13.498      $15.070            80
                             2013        $15.070      $20.743            69

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.310         9,724
                             2005        $11.310      $12.507         9,309
                             2006        $12.507      $14.864         8,543
                             2007        $14.864      $15.782         7,608
                             2008        $15.782      $ 9.123         6,868
                             2009        $ 9.123      $12.504         6,564
                             2010        $12.504      $15.050         5,006
                             2011        $15.050      $14.956         4,171
                             2012        $14.956      $17.273         3,453
                             2013        $17.273      $22.835         2,891
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.304         1,364
                             2005        $11.304      $12.482         1,486
                             2006        $12.482      $14.825         2,119
                             2007        $14.825      $15.726         1,957
                             2008        $15.726      $ 9.070         2,049
                             2009        $ 9.070      $12.427           959
                             2010        $12.427      $14.950           748
                             2011        $14.950      $14.842           603
                             2012        $14.842      $17.108           574
                             2013        $17.108      $22.561           540
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.347         1,366
                             2005        $11.347      $11.632        11,591
                             2006        $11.632      $13.291        11,223
                             2007        $13.291      $12.781         6,350
                             2008        $12.781      $ 8.078         6,353
                             2009        $ 8.078      $10.214         6,354
                             2010        $10.214      $11.635         6,350
                             2011        $11.635      $11.215         6,107
                             2012        $11.215      $13.131         5,632
                             2013        $13.131      $17.538         5,240
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.971         1,413
                             2005        $10.971      $11.599         5,564
                             2006        $11.599      $12.858         7,903
                             2007        $12.858      $13.084         7,623
                             2008        $13.084      $ 9.960         7,636
                             2009        $ 9.960      $12.013         7,401
                             2010        $12.013      $13.251         7,469
                             2011        $13.251      $12.877         6,090
                             2012        $12.877      $14.249         5,978
                             2013        $14.249      $17.521         4,918

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.397      $15.052        20,985
                             2005        $15.052      $16.262        18,358
                             2006        $16.262      $18.570        39,956
                             2007        $18.570      $18.743        39,303
                             2008        $18.743      $12.510        31,274
                             2009        $12.510      $15.287        21,107
                             2010        $15.287      $16.887        20,201
                             2011        $16.887      $16.251        24,217
                             2012        $16.251      $18.296        21,068
                             2013        $18.296      $24.098         2,844
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.134         2,449
                             2005        $11.134      $12.181         2,459
                             2006        $12.181      $12.584         1,940
                             2007        $12.584      $14.570         1,885
                             2008        $14.570      $ 7.627         1,651
                             2009        $ 7.627      $11.742         1,545
                             2010        $11.742      $14.715         1,284
                             2011        $14.715      $13.133           587
                             2012        $13.133      $14.433           624
                             2013        $14.433      $19.413           640
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.364             0
                             2005        $10.364      $10.338         3,223
                             2006        $10.338      $11.129        10,586
                             2007        $11.129      $11.634         8,093
                             2008        $11.634      $ 9.447         4,433
                             2009        $ 9.447      $12.492        33,460
                             2010        $12.492      $13.815        36,397
                             2011        $13.815      $14.199        32,120
                             2012        $14.199      $15.732        24,208
                             2013        $15.732      $16.755         3,155
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.913             0
                             2005        $10.913      $11.493             0
                             2006        $11.493      $12.973             0
                             2007        $12.973      $13.631             0
                             2008        $13.631      $ 9.573             0
                             2009        $ 9.573      $11.874             0
                             2010        $11.874      $13.915             0
                             2011        $13.915      $13.086             0
                             2012        $13.086      $14.248             0
                             2013        $14.248      $19.045             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.897             0
                             2005        $10.897      $11.079             0
                             2006        $11.079      $12.793         2,944
                             2007        $12.793      $13.028         3,118
                             2008        $13.028      $ 8.155         3,147
                             2009        $ 8.155      $ 9.547         3,359
                             2010        $ 9.547      $11.036         2,744
                             2011        $11.036      $10.206         2,333
                             2012        $10.206      $11.263         2,190
                             2013        $11.263      $15.071             0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.146           440
                             2005        $11.146      $11.482           649
                             2006        $11.482      $12.198         1,666
                             2007        $12.198      $14.565         2,006
                             2008        $14.565      $ 8.856         1,654
                             2009        $ 8.856      $12.691         1,487
                             2010        $12.691      $15.361         1,057
                             2011        $15.361      $13.605         1,033
                             2012        $13.605      $15.284           790
                             2013        $15.284      $20.628           711
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.129             0
                             2005        $11.129      $11.859         5,238
                             2006        $11.859      $13.105         5,568
                             2007        $13.105      $12.977         1,437
                             2008        $12.977      $ 7.748         2,434
                             2009        $ 7.748      $ 9.659         2,382
                             2010        $ 9.659      $11.929           409
                             2011        $11.929      $11.275           418
                             2012        $11.275      $12.715           417
                             2013        $12.715      $16.315             0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.302      $12.914         4,234
                             2005        $12.914      $13.334         8,494
                             2006        $13.334      $14.137        11,566
                             2007        $14.137      $15.847        10,877
                             2008        $15.847      $ 8.478        10,978
                             2009        $ 8.478      $12.034        10,995
                             2010        $12.034      $12.932         5,173
                             2011        $12.932      $12.558         3,579
                             2012        $12.558      $14.071         2,999
                             2013        $14.071      $17.932           981

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.136      $14.200        14,986
                             2005        $14.200      $14.496        13,349
                             2006        $14.496      $15.823        10,601
                             2007        $15.823      $16.121        10,141
                             2008        $16.121      $ 8.949         2,309
                             2009        $ 8.949      $10.715         2,330
                             2010        $10.715      $11.887         2,345
                             2011        $11.887      $11.750         2,140
                             2012        $11.750      $12.969         2,124
                             2013        $12.969      $14.408         2,162
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.111             0
                             2005        $10.111      $10.188             0
                             2006        $10.188      $10.527         4,458
                             2007        $10.527      $10.788         3,641
                             2008        $10.788      $ 6.471         3,587
                             2009        $ 6.471      $ 6.948         3,956
                             2010        $ 6.948      $ 7.613         7,591
                             2011        $ 7.613      $ 8.090         6,820
                             2012        $ 8.090      $ 8.776         6,643
                             2013        $ 8.776      $ 8.608         6,592
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.429      $14.616         5,076
                             2005        $14.616      $16.116         8,095
                             2006        $16.116      $16.297         8,470
                             2007        $16.297      $17.014         8,333
                             2008        $17.014      $ 8.508         9,032
                             2009        $ 8.508      $11.079         9,123
                             2010        $11.079      $13.871         5,078
                             2011        $13.871      $13.772         3,555
                             2012        $13.772      $15.752         3,275
                             2013        $15.752      $21.035         3,027
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.279      $16.714         1,736
                             2005        $16.714      $18.771         1,695
                             2006        $18.771      $21.692        12,944
                             2007        $21.692      $22.655        13,001
                             2008        $22.655      $13.309        13,051
                             2009        $13.309      $18.261         3,348
                             2010        $18.261      $20.804         1,732
                             2011        $20.804      $18.737         1,807
                             2012        $18.737      $22.313           797
                             2013        $22.313      $27.900           799

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.175      $12.999        15,187
                             2005        $12.999      $13.116        31,479
                             2006        $13.116      $13.849        29,965
                             2007        $13.849      $14.937        26,020
                             2008        $14.937      $12.577        13,263
                             2009        $12.577      $14.663        10,906
                             2010        $14.663      $16.570         9,710
                             2011        $16.570      $16.421         7,884
                             2012        $16.421      $18.294         7,183
                             2013        $18.294      $17.946         7,280
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.999      $13.916        31,291
                             2005        $13.916      $13.977        12,449
                             2006        $13.977      $15.032         9,300
                             2007        $15.032      $14.730         8,880
                             2008        $14.730      $ 3.107        21,117
                             2009        $ 3.107      $ 3.854        44,476
                             2010        $ 3.854      $ 4.342        43,005
                             2011        $ 4.342      $ 4.166        36,131
                             2012        $ 4.166      $ 4.631             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.674      $13.620       100,604
                             2005        $13.620      $14.181        92,343
                             2006        $14.181      $16.023        89,524
                             2007        $16.023      $16.430        85,228
                             2008        $16.430      $ 9.928        66,438
                             2009        $ 9.928      $12.512        66,581
                             2010        $12.512      $14.269        15,324
                             2011        $14.269      $14.006        12,131
                             2012        $14.006      $16.080        11,164
                             2013        $16.080      $20.810        10,320
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.710      $17.261        12,276
                             2005        $17.261      $18.647        12,089
                             2006        $18.647      $21.052        11,075
                             2007        $21.052      $20.437        11,392
                             2008        $20.437      $12.475         4,034
                             2009        $12.475      $16.813         4,029
                             2010        $16.813      $20.371         2,692
                             2011        $20.371      $19.580         2,090
                             2012        $19.580      $22.684         1,520
                             2013        $22.684      $31.409         1,341

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.830         3,652
                             2010        $12.830      $14.225         3,397
                             2011        $14.225      $14.275         2,474
                             2012        $14.275      $16.768         2,300
                             2013        $16.768      $21.862         2,041
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.121      $12.914        12,269
                             2005        $12.914      $13.224        12,256
                             2006        $13.224      $14.573        12,695
                             2007        $14.573      $14.484        10,156
                             2008        $14.484      $ 8.454        10,261
                             2009        $ 8.454      $10.456        10,340
                             2010        $10.456      $11.410         4,940
                             2011        $11.410      $11.546         4,293
                             2012        $11.546      $12.793         1,356
                             2013        $12.793      $14.875         1,355
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.472      $13.398         1,045
                             2005        $13.398      $14.112         1,323
                             2006        $14.112      $15.682         2,066
                             2007        $15.682      $15.893         2,175
                             2008        $15.893      $10.434         2,048
                             2009        $10.434      $13.890         1,489
                             2010        $13.890      $15.685         1,497
                             2011        $15.685      $15.379           296
                             2012        $15.379      $17.292           291
                             2013        $17.292      $20.344           294
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.338      $11.959         8,551
                             2005        $11.959      $13.329         7,398
                             2006        $13.329      $13.491         7,118
                             2007        $13.491      $13.203         7,078
                             2008        $13.203      $10.780         5,146
                             2009        $10.780      $13.374         5,394
                             2010        $13.374      $13.493         4,588
                             2011        $13.493      $13.129         3,169
                             2012        $13.129      $15.804         2,603
                             2013        $15.804      $22.045         2,374

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.101      $16.883         2,669
                             2005        $16.883      $18.050         2,767
                             2006        $18.050      $22.577         2,513
                             2007        $22.577      $26.660         2,180
                             2008        $26.660      $18.246         2,057
                             2009        $18.246      $19.286         1,766
                             2010        $19.286      $19.338         1,814
                             2011        $19.338      $18.011           942
                             2012        $18.011      $18.627           832
                             2013        $18.627      $20.874           695
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.547      $14.821        29,684
                             2005        $14.821      $15.356        29,518
                             2006        $15.356      $17.526        26,996
                             2007        $17.526      $16.213        23,781
                             2008        $16.213      $ 9.786        22,200
                             2009        $ 9.786      $12.507        20,900
                             2010        $12.507      $14.085        15,870
                             2011        $14.085      $13.225        13,763
                             2012        $13.225      $15.513        12,384
                             2013        $15.513      $20.724         3,112
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.387      $14.570        58,743
                             2005        $14.570      $14.790        45,661
                             2006        $14.790      $16.096        46,662
                             2007        $16.096      $16.289        45,313
                             2008        $16.289      $11.858        31,972
                             2009        $11.858      $17.534        28,860
                             2010        $17.534      $19.688         1,495
                             2011        $19.688      $19.726         1,298
                             2012        $19.726      $22.531         1,076
                             2013        $22.531      $23.926           757
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.475      $10.771         9,380
                             2005        $10.771      $10.856        10,262
                             2006        $10.856      $11.172        12,682
                             2007        $11.172      $11.574         6,956
                             2008        $11.574      $ 8.669         6,476
                             2009        $ 8.669      $12.518         4,496
                             2010        $12.518      $13.542         3,566
                             2011        $13.542      $14.001         3,216
                             2012        $14.001      $15.266         2,957
                             2013        $15.266      $15.312         2,498

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.424      $15.358         5,954
                             2005        $15.358      $16.966         6,079
                             2006        $16.966      $21.337         7,161
                             2007        $21.337      $22.764         5,855
                             2008        $22.764      $12.562         5,384
                             2009        $12.562      $15.415         4,481
                             2010        $15.415      $16.700         4,394
                             2011        $16.700      $13.659         4,367
                             2012        $13.659      $16.395         4,080
                             2013        $16.395      $20.674         3,917
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $13.032      $14.454         7,819
                             2005        $14.454      $15.485         1,875
                             2006        $15.485      $17.371         2,703
                             2007        $17.371      $16.219         2,856
                             2008        $16.219      $ 9.653         2,939
                             2009        $ 9.653      $12.435         2,932
                             2010        $12.435      $13.947         2,212
                             2011        $13.947      $13.739         1,818
                             2012        $13.739      $15.803         1,503
                             2013        $15.803      $21.025         1,054
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.884      $ 9.796        10,713
                             2005        $ 9.796      $ 9.889        10,926
                             2006        $ 9.889      $10.165        12,927
                             2007        $10.165      $10.487        72,203
                             2008        $10.487      $10.590        70,644
                             2009        $10.590      $10.449        57,037
                             2010        $10.449      $10.292        14,837
                             2011        $10.292      $10.135        36,920
                             2012        $10.135      $ 9.980        13,936
                             2013        $ 9.980      $ 9.827         7,583
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.538      $14.704         2,655
                             2005        $14.704      $15.926         2,661
                             2006        $15.926      $17.024         2,719
                             2007        $17.024      $17.722         2,704
                             2008        $17.722      $10.688         2,699
                             2009        $10.688      $13.905         2,693
                             2010        $13.905      $16.369         4,033
                             2011        $16.369      $15.298         3,066
                             2012        $15.298      $17.587         2,727
                             2013        $17.587      $23.626         2,568

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.619      $16.615         6,016
                             2005        $16.615      $17.324         5,162
                             2006        $17.324      $19.789         4,231
                             2007        $19.789      $18.530         3,636
                             2008        $18.530      $10.079         3,715
                             2009        $10.079      $ 9.490             0
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.136      $13.912           983
                             2005        $13.912      $14.385         1,018
                             2006        $14.385      $15.766           481
                             2007        $15.766      $15.609           519
                             2008        $15.609      $ 9.444           522
                             2009        $ 9.444      $12.385           508
                             2010        $12.385      $14.192           487
                             2011        $14.192      $13.729           473
                             2012        $13.729      $15.939           453
                             2013        $15.939      $20.930           440
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.604      $15.887         8,953
                             2005        $15.887      $17.543         3,556
                             2006        $17.543      $18.216         3,636
                             2007        $18.216      $18.617         2,625
                             2008        $18.617      $ 9.981         2,722
                             2009        $ 9.981      $13.636         1,834
                             2010        $13.636      $15.589             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.437      $12.862        27,826
                             2005        $12.862      $13.385        30,797
                             2006        $13.385      $13.896        30,504
                             2007        $13.896      $14.436        21,648
                             2008        $14.436      $ 8.950        20,245
                             2009        $ 8.950      $14.442        14,669
                             2010        $14.442      $17.178        12,144
                             2011        $17.178      $13.895        12,599
                             2012        $13.895      $15.627         9,499
                             2013        $15.627      $22.114         4,793

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.917      $15.084         4,621
                             2005        $15.084      $16.654         1,479
                             2006        $16.654      $18.170         1,419
                             2007        $18.170      $19.033         1,007
                             2008        $19.033      $15.933           545
                             2009        $15.933      $20.411           537
                             2010        $20.411      $22.055         1,407
                             2011        $22.055      $23.211         1,381
                             2012        $23.211      $26.938         1,282
                             2013        $26.938      $24.200         1,355
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.103            13
                             2005        $11.103      $12.242        20,388
                             2006        $12.242      $14.647        21,884
                             2007        $14.647      $15.830        21,297
                             2008        $15.830      $11.076         7,714
                             2009        $11.076      $14.129         8,401
                             2010        $14.129      $15.866         8,376
                             2011        $15.866      $17.036         2,745
                             2012        $17.036      $19.388         2,588
                             2013        $19.388      $22.842         2,318
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.767         3,995
                             2005        $10.767      $12.267         3,813
                             2006        $12.267      $12.575         4,009
                             2007        $12.575      $15.092         3,343
                             2008        $15.092      $ 7.550         3,827
                             2009        $ 7.550      $12.308         3,115
                             2010        $12.308      $14.889         1,822
                             2011        $14.889      $14.249           328
                             2012        $14.249      $16.047             0
                             2013        $16.047      $23.395             0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.742             0
                             2005        $10.742      $12.214           278
                             2006        $12.214      $12.485           293
                             2007        $12.485      $14.954           300
                             2008        $14.954      $ 7.458           388
                             2009        $ 7.458      $12.127           323
                             2010        $12.127      $14.640           300
                             2011        $14.640      $13.976           308
                             2012        $13.976      $15.694           134
                             2013        $15.694      $22.828           110

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.836         1,610
                             2007        $ 9.836      $11.874         1,234
                             2008        $11.874      $ 6.218         1,369
                             2009        $ 6.218      $ 9.634         1,017
                             2010        $ 9.634      $12.546           637
                             2011        $12.546      $11.467           600
                             2012        $11.467      $12.249           517
                             2013        $12.249      $16.581           408
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.598      $15.926         1,894
                             2005        $15.926      $17.701         1,009
                             2006        $17.701      $19.492         1,082
                             2007        $19.492      $19.759         1,081
                             2008        $19.759      $11.588         1,105
                             2009        $11.588      $16.731           650
                             2010        $16.731      $20.849           623
                             2011        $20.849      $18.739           132
                             2012        $18.739      $21.163             0
                             2013        $21.163      $35.701             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.556      $19.501         7,395
                             2005        $19.501      $22.419         3,887
                             2006        $22.419      $30.390         3,914
                             2007        $30.390      $24.751         4,328
                             2008        $24.751      $15.095         4,842
                             2009        $15.095      $19.097         3,906
                             2010        $19.097      $24.356         3,480
                             2011        $24.356      $25.339         3,234
                             2012        $25.339      $28.846         2,340
                             2013        $28.846      $28.899         2,361
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.900        11,304
                             2005        $ 9.900      $ 9.985         3,779
                             2006        $ 9.985      $10.241         7,775
                             2007        $10.241      $10.532         7,440
                             2008        $10.532      $10.556         5,685
                             2009        $10.556      $10.400             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003 OR WITH THE ENHANCED
 BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.4


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.270        20,088
                             2007        $10.270      $11.854        33,711
                             2008        $11.854      $ 6.685        32,444
                             2009        $ 6.685      $ 8.913        35,031
                             2010        $ 8.913      $10.256        33,484
                             2011        $10.256      $ 9.812        27,580
                             2012        $ 9.812      $11.214        27,895
                             2013        $11.214      $14.452        26,897
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.462             0
                             2007        $10.462      $11.161             0
                             2008        $11.161      $ 8.219        50,277
                             2009        $ 8.219      $10.026        48,697
                             2010        $10.026      $11.105        46,355
                             2011        $11.105      $10.882        37,372
                             2012        $10.882      $11.949        24,805
                             2013        $11.949      $13.311         6,093
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.491         1,137
                             2007        $10.491      $11.353         8,709
                             2008        $11.353      $ 7.507         8,484
                             2009        $ 7.507      $ 9.497        13,808
                             2010        $ 9.497      $10.686        13,781
                             2011        $10.686      $10.385        13,317
                             2012        $10.385      $11.556        12,824
                             2013        $11.556      $13.150        12,800
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.500             0
                             2007        $10.500      $11.477             0
                             2008        $11.477      $ 6.983             0
                             2009        $ 6.983      $ 9.015             0
                             2010        $ 9.015      $10.281             0
                             2011        $10.281      $ 9.832             0
                             2012        $ 9.832      $11.144             0
                             2013        $11.144      $13.315             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.352           147
                             2007        $10.352      $10.789         6,078
                             2008        $10.789      $ 9.481             0
                             2009        $ 9.481      $10.696           606
                             2010        $10.696      $11.290         2,591
                             2011        $11.290      $11.265         4,877
                             2012        $11.265      $11.779         4,668
                             2013        $11.779      $12.196         2,527
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.746           985
                             2007        $ 9.746      $11.730        11,471
                             2008        $11.730      $ 6.375        14,054
                             2009        $ 6.375      $ 9.061        21,468
                             2010        $ 9.061      $10.680        10,789
                             2011        $10.680      $10.557         9,641
                             2012        $10.557      $12.277         8,527
                             2013        $12.277      $16.264         8,180
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.824           471
                             2007        $10.824      $11.203         1,160
                             2008        $11.203      $ 6.928         3,594
                             2009        $ 6.928      $ 8.611         6,121
                             2010        $ 8.611      $ 9.722         5,452
                             2011        $ 9.722      $ 9.738         4,537
                             2012        $ 9.738      $11.081         4,487
                             2013        $11.081      $14.385         4,359
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.879         3,144
                             2007        $ 9.879      $11.212         5,910
                             2008        $11.212      $ 6.663         4,357
                             2009        $ 6.663      $ 9.164         5,495
                             2010        $ 9.164      $11.595         7,131
                             2011        $11.595      $10.173         5,810
                             2012        $10.173      $11.468         5,368
                             2013        $11.468      $15.334         5,028

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.425      $14.614       239,720
                             2005        $14.614      $14.888       216,067
                             2006        $14.888      $17.107       192,667
                             2007        $17.107      $16.210       176,456
                             2008        $16.210      $10.345       150,938
                             2009        $10.345      $12.884       143,920
                             2010        $12.884      $14.795       132,507
                             2011        $14.795      $14.910       114,698
                             2012        $14.910      $16.467       107,086
                             2013        $16.467      $21.003        93,649
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.240        20,529
                             2005        $11.240      $11.240       107,691
                             2006        $11.240      $13.079       159,945
                             2007        $13.079      $13.354       159,725
                             2008        $13.354      $ 9.244       127,824
                             2009        $ 9.244      $12.335       117,113
                             2010        $12.335      $13.677        91,212
                             2011        $13.677      $13.781        80,776
                             2012        $13.781      $15.278        55,842
                             2013        $15.278      $17.131        42,382
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.525         5,010
                             2005        $10.525      $10.468        53,966
                             2006        $10.468      $11.425        83,595
                             2007        $11.425      $11.943        93,441
                             2008        $11.943      $ 7.695        85,537
                             2009        $ 7.695      $ 9.824        71,054
                             2010        $ 9.824      $10.788        60,577
                             2011        $10.788      $10.457        51,391
                             2012        $10.457      $11.563        51,492
                             2013        $11.563      $14.638        35,081
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.599      $17.778        78,714
                             2005        $17.778      $19.031        91,305
                             2006        $19.031      $21.909        88,958
                             2007        $21.909      $21.046        79,671
                             2008        $21.046      $13.873        60,203
                             2009        $13.873      $17.632        56,076
                             2010        $17.632      $22.249        47,825
                             2011        $22.249      $21.073        40,883
                             2012        $21.073      $24.550        36,331
                             2013        $24.550      $32.915        26,331

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.583      $17.095        23,996
                             2005        $17.095      $17.630        21,758
                             2006        $17.630      $18.858        20,903
                             2007        $18.858      $20.643        18,325
                             2008        $20.643      $11.681        14,689
                             2009        $11.681      $16.505        13,581
                             2010        $16.505      $20.730        11,937
                             2011        $20.730      $19.415         4,951
                             2012        $19.415      $21.179         4,281
                             2013        $21.179      $28.795         3,623
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.253         9,294
                             2005        $10.253      $10.333        19,913
                             2006        $10.333      $10.577        43,313
                             2007        $10.577      $11.096        42,437
                             2008        $11.096      $11.748        31,379
                             2009        $11.748      $11.919        52,880
                             2010        $11.919      $12.350        44,419
                             2011        $12.350      $12.844        34,175
                             2012        $12.844      $12.878        20,518
                             2013        $12.878      $12.390        15,922
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.019         3,978
                             2007        $11.019      $12.127        11,180
                             2008        $12.127      $ 8.538        21,956
                             2009        $ 8.538      $10.362        26,055
                             2010        $10.362      $11.417        28,163
                             2011        $11.417      $10.903        25,490
                             2012        $10.903      $12.162        15,022
                             2013        $12.162      $15.274        12,444
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.718      $14.097       154,189
                             2005        $14.097      $15.338       187,550
                             2006        $15.338      $17.869       218,842
                             2007        $17.869      $18.195       200,237
                             2008        $18.195      $11.261       180,162
                             2009        $11.261      $13.969       169,783
                             2010        $13.969      $15.286       137,606
                             2011        $15.286      $14.886       117,092
                             2012        $14.886      $16.736       102,579
                             2013        $16.736      $21.124        82,357

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.917      $20.762        14,136
                             2005        $20.762      $26.037        17,133
                             2006        $26.037      $32.822        20,859
                             2007        $32.822      $41.594        16,112
                             2008        $41.594      $19.358        13,233
                             2009        $19.358      $32.879        13,906
                             2010        $32.879      $38.048        13,160
                             2011        $38.048      $31.506        14,039
                             2012        $31.506      $35.085        10,284
                             2013        $35.085      $34.209         8,613
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.633      $15.902        59,175
                             2005        $15.902      $17.241        93,972
                             2006        $17.241      $20.606       111,278
                             2007        $20.606      $23.411       114,774
                             2008        $23.411      $13.736       106,843
                             2009        $13.736      $18.525        94,465
                             2010        $18.525      $19.763        72,634
                             2011        $19.763      $17.381        67,077
                             2012        $17.381      $20.223        57,161
                             2013        $20.223      $24.473        47,440
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.921      $14.589         8,097
                             2005        $14.589      $13.916         7,980
                             2006        $13.916      $15.444         7,984
                             2007        $15.444      $16.870         6,624
                             2008        $16.870      $17.632         4,975
                             2009        $17.632      $20.593         3,796
                             2010        $20.593      $23.194         2,703
                             2011        $23.194      $22.627           877
                             2012        $22.627      $25.621           798
                             2013        $25.621      $25.625           898
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.767      $12.365        54,076
                             2005        $12.365      $13.098        53,013
                             2006        $13.098      $13.229        59,672
                             2007        $13.229      $15.184        47,140
                             2008        $15.184      $ 7.603        44,532
                             2009        $ 7.603      $12.394        41,078
                             2010        $12.394      $14.584        37,512
                             2011        $14.584      $13.435        28,245
                             2012        $13.435      $14.992        26,720
                             2013        $14.992      $20.625        20,917

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.306        58,610
                             2005        $11.306      $12.497        51,537
                             2006        $12.497      $14.844        52,471
                             2007        $14.844      $15.753        46,033
                             2008        $15.753      $ 9.101        30,429
                             2009        $ 9.101      $12.468        25,840
                             2010        $12.468      $14.999        21,888
                             2011        $14.999      $14.897        15,696
                             2012        $14.897      $17.197        15,049
                             2013        $17.197      $22.723        13,260
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.300        14,404
                             2005        $11.300      $12.472        20,338
                             2006        $12.472      $14.805        21,766
                             2007        $14.805      $15.697        22,218
                             2008        $15.697      $ 9.049        21,921
                             2009        $ 9.049      $12.392        19,647
                             2010        $12.392      $14.900        16,373
                             2011        $14.900      $14.785        13,985
                             2012        $14.785      $17.033        10,908
                             2013        $17.033      $22.451         9,028
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.343        14,269
                             2005        $11.343      $11.622        47,730
                             2006        $11.622      $13.273        69,255
                             2007        $13.273      $12.757        51,361
                             2008        $12.757      $ 8.059        53,436
                             2009        $ 8.059      $10.184        45,660
                             2010        $10.184      $11.596        37,007
                             2011        $11.596      $11.171        33,527
                             2012        $11.171      $13.073        28,940
                             2013        $13.073      $17.452        26,620
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.967        16,162
                             2005        $10.967      $11.589        29,002
                             2006        $11.589      $12.840        29,495
                             2007        $12.840      $13.060        32,601
                             2008        $13.060      $ 9.937        24,530
                             2009        $ 9.937      $11.978        20,590
                             2010        $11.978      $13.206        19,062
                             2011        $13.206      $12.827        15,722
                             2012        $12.827      $14.187        13,847
                             2013        $14.187      $17.436        10,956

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.388      $15.035       119,515
                             2005        $15.035      $16.235       127,047
                             2006        $16.235      $18.530       121,944
                             2007        $18.530      $18.694       112,046
                             2008        $18.694      $12.471        93,639
                             2009        $12.471      $15.231        85,807
                             2010        $15.231      $16.817        78,656
                             2011        $16.817      $16.176        68,652
                             2012        $16.176      $18.202        59,715
                             2013        $18.202      $23.961        45,931
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.130        46,225
                             2005        $11.130      $12.171        43,238
                             2006        $12.171      $12.567        41,612
                             2007        $12.567      $14.543        35,701
                             2008        $14.543      $ 7.609        31,648
                             2009        $ 7.609      $11.709        21,241
                             2010        $11.709      $14.665        16,953
                             2011        $14.665      $13.082        15,076
                             2012        $13.082      $14.370        10,039
                             2013        $14.370      $19.318         7,557
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.363         5,743
                             2005        $10.363      $10.332        42,214
                             2006        $10.332      $11.116        73,533
                             2007        $11.116      $11.615        72,323
                             2008        $11.615      $ 9.426        78,465
                             2009        $ 9.426      $12.459        78,177
                             2010        $12.459      $13.771        54,184
                             2011        $13.771      $14.147        49,399
                             2012        $14.147      $15.666        45,608
                             2013        $15.666      $16.677        27,759
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.912         5,559
                             2005        $10.912      $11.485         7,084
                             2006        $11.485      $12.958        24,535
                             2007        $12.958      $13.608        21,855
                             2008        $13.608      $ 9.552        18,164
                             2009        $ 9.552      $11.842        17,250
                             2010        $11.842      $13.871        15,253
                             2011        $13.871      $13.038        14,038
                             2012        $13.038      $14.188         3,588
                             2013        $14.188      $18.955         3,149

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.896         1,993
                             2005        $10.896      $11.072        40,840
                             2006        $11.072      $12.778        61,897
                             2007        $12.778      $13.006        66,965
                             2008        $13.006      $ 8.137        53,184
                             2009        $ 8.137      $ 9.521        55,030
                             2010        $ 9.521      $11.001        47,467
                             2011        $11.001      $10.169        41,092
                             2012        $10.169      $11.216        38,715
                             2013        $11.216      $15.000        30,260
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.144           268
                             2005        $11.144      $11.475         7,646
                             2006        $11.475      $12.184        14,218
                             2007        $12.184      $14.541        15,436
                             2008        $14.541      $ 8.837        20,682
                             2009        $ 8.837      $12.658        17,906
                             2010        $12.658      $15.312        15,702
                             2011        $15.312      $13.555        14,870
                             2012        $13.555      $15.220        16,278
                             2013        $15.220      $20.531        12,959
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.127         1,679
                             2005        $11.127      $11.851        48,962
                             2006        $11.851      $13.090        60,205
                             2007        $13.090      $12.955        59,504
                             2008        $12.955      $ 7.732        44,240
                             2009        $ 7.732      $ 9.634        37,058
                             2010        $ 9.634      $11.892        24,610
                             2011        $11.892      $11.233        22,499
                             2012        $11.233      $12.662        20,426
                             2013        $12.662      $16.239        16,585
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.298      $12.903        60,080
                             2005        $12.903      $13.316        80,633
                             2006        $13.316      $14.111        90,317
                             2007        $14.111      $15.810        73,513
                             2008        $15.810      $ 8.454        65,086
                             2009        $ 8.454      $11.993        55,916
                             2010        $11.993      $12.881        53,842
                             2011        $12.881      $12.503        45,951
                             2012        $12.503      $14.002        41,215
                             2013        $14.002      $17.835        35,864

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.130      $14.180        99,388
                             2005        $14.180      $14.470       112,333
                             2006        $14.470      $15.789       108,796
                             2007        $15.789      $16.078        89,411
                             2008        $16.078      $ 8.921        73,945
                             2009        $ 8.921      $10.676        71,860
                             2010        $10.676      $11.838        60,035
                             2011        $11.838      $11.695        49,100
                             2012        $11.695      $12.901        42,454
                             2013        $12.901      $14.326        19,587
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.110            18
                             2005        $10.110      $10.182         6,577
                             2006        $10.182      $10.515        25,706
                             2007        $10.515      $10.770        62,798
                             2008        $10.770      $ 6.457        64,363
                             2009        $ 6.457      $ 6.929        80,065
                             2010        $ 6.929      $ 7.589        72,395
                             2011        $ 7.589      $ 8.060        51,690
                             2012        $ 8.060      $ 8.739        42,348
                             2013        $ 8.739      $ 8.567        38,289
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.422      $14.600        24,359
                             2005        $14.600      $16.090        27,814
                             2006        $16.090      $16.263        28,198
                             2007        $16.263      $16.969        25,868
                             2008        $16.969      $ 8.481        22,246
                             2009        $ 8.481      $11.038        16,109
                             2010        $11.038      $13.814        13,760
                             2011        $13.814      $13.708        12,600
                             2012        $13.708      $15.670        11,410
                             2013        $15.670      $20.915         7,995
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.270      $16.695        79,066
                             2005        $16.695      $18.740        73,144
                             2006        $18.740      $21.645        71,783
                             2007        $21.645      $22.595        73,881
                             2008        $22.595      $13.267        58,345
                             2009        $13.267      $18.195        47,430
                             2010        $18.195      $20.717        38,277
                             2011        $20.717      $18.650        33,566
                             2012        $18.650      $22.198        31,549
                             2013        $22.198      $27.741        18,683

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.168      $12.984       182,539
                             2005        $12.984      $13.095       227,958
                             2006        $13.095      $13.820       216,730
                             2007        $13.820      $14.898       192,858
                             2008        $14.898      $12.537       149,936
                             2009        $12.537      $14.609       119,518
                             2010        $14.609      $16.501       105,647
                             2011        $16.501      $16.344        95,347
                             2012        $16.344      $18.199       108,111
                             2013        $18.199      $17.844        97,101
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.991      $13.901       108,252
                             2005        $13.901      $13.955       102,339
                             2006        $13.955      $15.000       101,649
                             2007        $15.000      $14.691        97,898
                             2008        $14.691      $ 3.098       165,341
                             2009        $ 3.098      $ 3.840       179,849
                             2010        $ 3.840      $ 4.324       150,775
                             2011        $ 4.324      $ 4.147       136,486
                             2012        $ 4.147      $ 4.608             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.666      $13.604       209,165
                             2005        $13.604      $14.157       230,257
                             2006        $14.157      $15.989       233,933
                             2007        $15.989      $16.387       217,686
                             2008        $16.387      $ 9.897       189,847
                             2009        $ 9.897      $12.466       159,967
                             2010        $12.466      $14.210       141,484
                             2011        $14.210      $13.940       110,733
                             2012        $13.940      $15.997       100,673
                             2013        $15.997      $20.692        76,675
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.701      $17.242        57,383
                             2005        $17.242      $18.617        65,352
                             2006        $18.617      $21.007        62,271
                             2007        $21.007      $20.384        62,615
                             2008        $20.384      $12.436        56,625
                             2009        $12.436      $16.752        46,017
                             2010        $16.752      $20.286        35,681
                             2011        $20.286      $19.489        26,596
                             2012        $19.489      $22.567        23,110
                             2013        $22.567      $31.230        15,893

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.783        51,046
                             2010        $12.783      $14.165        43,634
                             2011        $14.165      $14.208        32,777
                             2012        $14.208      $16.681        25,823
                             2013        $16.681      $21.737        19,682
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.113      $12.899       131,257
                             2005        $12.899      $13.202       148,439
                             2006        $13.202      $14.542       138,471
                             2007        $14.542      $14.446       128,014
                             2008        $14.446      $ 8.427       105,350
                             2009        $ 8.427      $10.418        92,419
                             2010        $10.418      $11.363        88,255
                             2011        $11.363      $11.492        61,784
                             2012        $11.492      $12.726        52,960
                             2013        $12.726      $14.790        42,698
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.464      $13.383        29,830
                             2005        $13.383      $14.089        40,883
                             2006        $14.089      $15.649        37,663
                             2007        $15.649      $15.851        57,354
                             2008        $15.851      $10.401        32,223
                             2009        $10.401      $13.839        30,586
                             2010        $13.839      $15.620        33,056
                             2011        $15.620      $15.308        20,292
                             2012        $15.308      $17.202        14,434
                             2013        $17.202      $20.229        11,480
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.331      $11.945        54,726
                             2005        $11.945      $13.308        49,402
                             2006        $13.308      $13.462        47,346
                             2007        $13.462      $13.168        42,991
                             2008        $13.168      $10.746        35,035
                             2009        $10.746      $13.325        28,294
                             2010        $13.325      $13.436        21,499
                             2011        $13.436      $13.067        15,020
                             2012        $13.067      $15.723        14,213
                             2013        $15.723      $21.919        11,632

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.093      $16.864         7,591
                             2005        $16.864      $18.020         6,607
                             2006        $18.020      $22.529         6,344
                             2007        $22.529      $26.590         5,369
                             2008        $26.590      $18.188         4,903
                             2009        $18.188      $19.216         4,363
                             2010        $19.216      $19.257         3,292
                             2011        $19.257      $17.927         2,817
                             2012        $17.927      $18.530         2,418
                             2013        $18.530      $20.755         2,446
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.539      $14.804       172,124
                             2005        $14.804      $15.331       162,143
                             2006        $15.331      $17.489       146,437
                             2007        $17.489      $16.170       135,505
                             2008        $16.170      $ 9.755        93,591
                             2009        $ 9.755      $12.461        86,467
                             2010        $12.461      $14.027        78,669
                             2011        $14.027      $13.163        57,132
                             2012        $13.163      $15.433        45,157
                             2013        $15.433      $20.606        32,092
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.378      $14.554        48,270
                             2005        $14.554      $14.766        57,946
                             2006        $14.766      $16.062        56,257
                             2007        $16.062      $16.246        53,441
                             2008        $16.246      $11.820        43,764
                             2009        $11.820      $17.470        40,653
                             2010        $17.470      $19.606        39,596
                             2011        $19.606      $19.634        30,753
                             2012        $19.634      $22.414        25,577
                             2013        $22.414      $23.790        25,321
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.469      $10.759       201,668
                             2005        $10.759      $10.838       232,164
                             2006        $10.838      $11.149       240,961
                             2007        $11.149      $11.544       247,049
                             2008        $11.544      $ 8.642       188,689
                             2009        $ 8.642      $12.472       165,864
                             2010        $12.472      $13.486       148,462
                             2011        $13.486      $13.935       120,903
                             2012        $13.935      $15.187       108,306
                             2013        $15.187      $15.225        98,868

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.416      $15.341        79,696
                             2005        $15.341      $16.939        90,776
                             2006        $16.939      $21.291        87,515
                             2007        $21.291      $22.704        95,691
                             2008        $22.704      $12.523        70,935
                             2009        $12.523      $15.359        65,032
                             2010        $15.359      $16.630        58,111
                             2011        $16.630      $13.595        51,644
                             2012        $13.595      $16.310        44,420
                             2013        $16.310      $20.557        32,310
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $13.024      $14.437        19,447
                             2005        $14.437      $15.460        25,617
                             2006        $15.460      $17.334        32,290
                             2007        $17.334      $16.176        26,783
                             2008        $16.176      $ 9.623        18,860
                             2009        $ 9.623      $12.389        15,615
                             2010        $12.389      $13.889        12,153
                             2011        $13.889      $13.675        11,422
                             2012        $13.675      $15.722         9,256
                             2013        $15.722      $20.906         8,823
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.878      $ 9.785        78,052
                             2005        $ 9.785      $ 9.873       106,156
                             2006        $ 9.873      $10.144       118,885
                             2007        $10.144      $10.459       190,348
                             2008        $10.459      $10.557       312,834
                             2009        $10.557      $10.411       338,730
                             2010        $10.411      $10.249       256,283
                             2011        $10.249      $10.088       192,295
                             2012        $10.088      $ 9.928       177,754
                             2013        $ 9.928      $ 9.771       135,645
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.530      $14.687        29,678
                             2005        $14.687      $15.900        28,046
                             2006        $15.900      $16.987        27,693
                             2007        $16.987      $17.675        23,749
                             2008        $17.675      $10.654        14,442
                             2009        $10.654      $13.855        13,743
                             2010        $13.855      $16.301        27,797
                             2011        $16.301      $15.227        17,793
                             2012        $15.227      $17.496        11,554
                             2013        $17.496      $23.492         9,747

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.610      $16.596        47,472
                             2005        $16.596      $17.296        78,202
                             2006        $17.296      $19.747        74,649
                             2007        $19.747      $18.481        71,941
                             2008        $18.481      $10.047        58,484
                             2009        $10.047      $ 9.460             0
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.128      $13.896        25,803
                             2005        $13.896      $14.361        22,777
                             2006        $14.361      $15.733        22,558
                             2007        $15.733      $15.568        17,965
                             2008        $15.568      $ 9.415        10,547
                             2009        $ 9.415      $12.340        10,441
                             2010        $12.340      $14.132         7,484
                             2011        $14.132      $13.665         7,135
                             2012        $13.665      $15.857         5,908
                             2013        $15.857      $20.811         4,779
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.596      $15.869        37,929
                             2005        $15.869      $17.515        34,660
                             2006        $17.515      $18.177        31,895
                             2007        $18.177      $18.568        26,864
                             2008        $18.568      $ 9.950        19,552
                             2009        $ 9.950      $13.586        18,970
                             2010        $13.586      $15.526             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.429      $12.847       232,660
                             2005        $12.847      $13.363       220,448
                             2006        $13.363      $13.866       215,818
                             2007        $13.866      $14.398       187,906
                             2008        $14.398      $ 8.922       146,827
                             2009        $ 8.922      $14.390       125,177
                             2010        $14.390      $17.106       100,358
                             2011        $17.106      $13.830        82,607
                             2012        $13.830      $15.546        72,966
                             2013        $15.546      $21.988        64,193

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.908      $15.067        16,192
                             2005        $15.067      $16.627        18,091
                             2006        $16.627      $18.131        32,432
                             2007        $18.131      $18.983        17,912
                             2008        $18.983      $15.882        14,608
                             2009        $15.882      $20.337        13,905
                             2010        $20.337      $21.963        14,213
                             2011        $21.963      $23.103        13,149
                             2012        $23.103      $26.798        12,275
                             2013        $26.798      $24.063         9,599
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.098        14,221
                             2005        $11.098      $12.230        27,462
                             2006        $12.230      $14.625        30,738
                             2007        $14.625      $15.798        32,185
                             2008        $15.798      $11.048        29,447
                             2009        $11.048      $14.086        22,349
                             2010        $14.086      $15.809        19,803
                             2011        $15.809      $16.967        14,822
                             2012        $16.967      $19.299        13,137
                             2013        $19.299      $22.727         9,566
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.763        24,252
                             2005        $10.763      $12.257        26,735
                             2006        $12.257      $12.558        25,770
                             2007        $12.558      $15.064        24,311
                             2008        $15.064      $ 7.532        19,480
                             2009        $ 7.532      $12.272        17,712
                             2010        $12.272      $14.838        13,708
                             2011        $14.838      $14.194        10,533
                             2012        $14.194      $15.976        10,797
                             2013        $15.976      $23.280         9,612
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.738         9,011
                             2005        $10.738      $12.203        10,641
                             2006        $12.203      $12.468        10,743
                             2007        $12.468      $14.926        10,462
                             2008        $14.926      $ 7.440         9,991
                             2009        $ 7.440      $12.092         9,440
                             2010        $12.092      $14.590         9,286
                             2011        $14.590      $13.922         7,619
                             2012        $13.922      $15.625         3,625
                             2013        $15.625      $22.716         3,468

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.833         5,816
                             2007        $ 9.833      $11.864        18,347
                             2008        $11.864      $ 6.209        27,973
                             2009        $ 6.209      $ 9.616        27,074
                             2010        $ 9.616      $12.517        26,454
                             2011        $12.517      $11.434        20,238
                             2012        $11.434      $12.207        19,295
                             2013        $12.207      $16.516        18,064
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.593      $15.912        19,130
                             2005        $15.912      $17.677        17,888
                             2006        $17.677      $19.456        17,886
                             2007        $19.456      $19.712        15,483
                             2008        $19.712      $11.554        12,407
                             2009        $11.554      $16.675        11,015
                             2010        $16.675      $20.768         9,139
                             2011        $20.768      $18.657         7,138
                             2012        $18.657      $21.060         4,868
                             2013        $21.060      $35.508         4,003
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.547      $19.479        58,603
                             2005        $19.479      $22.382        68,172
                             2006        $22.382      $30.325        66,772
                             2007        $30.325      $24.686        59,398
                             2008        $24.686      $15.048        58,068
                             2009        $15.048      $19.028        52,987
                             2010        $19.028      $24.254        45,690
                             2011        $24.254      $25.221        37,140
                             2012        $25.221      $28.696        26,128
                             2013        $28.696      $28.735        19,944
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.895        66,137
                             2005        $ 9.895      $ 9.975       118,151
                             2006        $ 9.975      $10.226        96,469
                             2007        $10.226      $10.511        70,409
                             2008        $10.511      $10.529        65,789
                             2009        $10.529      $10.368             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1,
                                     2003

                          MORTALITY & EXPENSE = 1.45


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.266          0
                             2007        $10.266      $11.844          0
                             2008        $11.844      $ 6.676          0
                             2009        $ 6.676      $ 8.896          0
                             2010        $ 8.896      $10.231          0
                             2011        $10.231      $ 9.784          0
                             2012        $ 9.784      $11.176          0
                             2013        $11.176      $14.395          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.458          0
                             2007        $10.458      $11.152          0
                             2008        $11.152      $ 8.208          0
                             2009        $ 8.208      $10.008          0
                             2010        $10.008      $11.078          0
                             2011        $11.078      $10.851          0
                             2012        $10.851      $11.908          0
                             2013        $11.908      $13.259          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.488          0
                             2007        $10.488      $11.343          0
                             2008        $11.343      $ 7.497          0
                             2009        $ 7.497      $ 9.479          0
                             2010        $ 9.479      $10.660          0
                             2011        $10.660      $10.356          0
                             2012        $10.356      $11.517          0
                             2013        $11.517      $13.099          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.497          0
                             2007        $10.497      $11.467          0
                             2008        $11.467      $ 6.974          0
                             2009        $ 6.974      $ 8.998          0
                             2010        $ 8.998      $10.257          0
                             2011        $10.257      $ 9.804          0
                             2012        $ 9.804      $11.106          0
                             2013        $11.106      $13.263          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.349          0
                             2007        $10.349      $10.780          0
                             2008        $10.780      $ 9.468          0
                             2009        $ 9.468      $10.676          0
                             2010        $10.676      $11.263          0
                             2011        $11.263      $11.233          0
                             2012        $11.233      $11.740          0
                             2013        $11.740      $12.148          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.743          0
                             2007        $ 9.743      $11.720          0
                             2008        $11.720      $ 6.366          0
                             2009        $ 6.366      $ 9.044          0
                             2010        $ 9.044      $10.654          0
                             2011        $10.654      $10.527          0
                             2012        $10.527      $12.236          0
                             2013        $12.236      $16.201          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.820          0
                             2007        $10.820      $11.193          0
                             2008        $11.193      $ 6.918          0
                             2009        $ 6.918      $ 8.595          0
                             2010        $ 8.595      $ 9.699          0
                             2011        $ 9.699      $ 9.710          0
                             2012        $ 9.710      $11.044          0
                             2013        $11.044      $14.329          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.875          0
                             2007        $ 9.875      $11.202          0
                             2008        $11.202      $ 6.654          0
                             2009        $ 6.654      $ 9.147          0
                             2010        $ 9.147      $11.568          0
                             2011        $11.568      $10.143          0
                             2012        $10.143      $11.429          0
                             2013        $11.429      $15.275          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.421      $14.602          0
                             2005        $14.602      $14.868          0
                             2006        $14.868      $17.075          0
                             2007        $17.075      $16.171          0
                             2008        $16.171      $10.316          0
                             2009        $10.316      $12.841          0
                             2010        $12.841      $14.737          0
                             2011        $14.737      $14.845          0
                             2012        $14.845      $16.386          0
                             2013        $16.386      $20.889          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.237          0
                             2005        $11.237      $11.230          0
                             2006        $11.230      $13.061          0
                             2007        $13.061      $13.329          0
                             2008        $13.329      $ 9.222          0
                             2009        $ 9.222      $12.300          0
                             2010        $12.300      $13.631          0
                             2011        $13.631      $13.728          0
                             2012        $13.728      $15.210          0
                             2013        $15.210      $17.047          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.524          0
                             2005        $10.524      $10.462          0
                             2006        $10.462      $11.412          0
                             2007        $11.412      $11.923          0
                             2008        $11.923      $ 7.678          0
                             2009        $ 7.678      $ 9.797          0
                             2010        $ 9.797      $10.754          0
                             2011        $10.754      $10.418          0
                             2012        $10.418      $11.515          0
                             2013        $11.515      $14.569          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.594      $17.763          0
                             2005        $17.763      $19.005          0
                             2006        $19.005      $21.868          0
                             2007        $21.868      $20.996          0
                             2008        $20.996      $13.833          0
                             2009        $13.833      $17.573          0
                             2010        $17.573      $22.163          0
                             2011        $22.163      $20.980          0
                             2012        $20.980      $24.430          0
                             2013        $24.430      $32.737          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.578      $17.081          0
                             2005        $17.081      $17.606          0
                             2006        $17.606      $18.823          0
                             2007        $18.823      $20.594          0
                             2008        $20.594      $11.648          0
                             2009        $11.648      $16.449          0
                             2010        $16.449      $20.649          0
                             2011        $20.649      $19.330          0
                             2012        $19.330      $21.075          0
                             2013        $21.075      $28.639          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.249          0
                             2005        $10.249      $10.324          0
                             2006        $10.324      $10.563          0
                             2007        $10.563      $11.075          0
                             2008        $11.075      $11.721          0
                             2009        $11.721      $11.885          0
                             2010        $11.885      $12.308          0
                             2011        $12.308      $12.794          0
                             2012        $12.794      $12.821          0
                             2013        $12.821      $12.329          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.015          0
                             2007        $11.015      $12.117          0
                             2008        $12.117      $ 8.527          0
                             2009        $ 8.527      $10.342          0
                             2010        $10.342      $11.389          0
                             2011        $11.389      $10.871          0
                             2012        $10.871      $12.121          0
                             2013        $12.121      $15.215          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.714      $14.085          0
                             2005        $14.085      $15.317          0
                             2006        $15.317      $17.836          0
                             2007        $17.836      $18.152          0
                             2008        $18.152      $11.229          0
                             2009        $11.229      $13.922          0
                             2010        $13.922      $15.226          0
                             2011        $15.226      $14.821          0
                             2012        $14.821      $16.654          0
                             2013        $16.654      $21.010          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.911      $20.744          0
                             2005        $20.744      $26.002          0
                             2006        $26.002      $32.761          0
                             2007        $32.761      $41.495          0
                             2008        $41.495      $19.302          0
                             2009        $19.302      $32.768          0
                             2010        $32.768      $37.900          0
                             2011        $37.900      $31.368          0
                             2012        $31.368      $34.913          0
                             2013        $34.913      $34.024          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.628      $15.888          0
                             2005        $15.888      $17.218          0
                             2006        $17.218      $20.568          0
                             2007        $20.568      $23.356          0
                             2008        $23.356      $13.696          0
                             2009        $13.696      $18.462          0
                             2010        $18.462      $19.686          0
                             2011        $19.686      $17.304          0
                             2012        $17.304      $20.123          0
                             2013        $20.123      $24.340          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.916      $14.577          0
                             2005        $14.577      $13.897          0
                             2006        $13.897      $15.415          0
                             2007        $15.415      $16.830          0
                             2008        $16.830      $17.581          0
                             2009        $17.581      $20.523          0
                             2010        $20.523      $23.104          0
                             2011        $23.104      $22.528          0
                             2012        $22.528      $25.496          0
                             2013        $25.496      $25.486          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.763      $12.354          0
                             2005        $12.354      $13.081          0
                             2006        $13.081      $13.204          0
                             2007        $13.204      $15.148          0
                             2008        $15.148      $ 7.581          0
                             2009        $ 7.581      $12.352          0
                             2010        $12.352      $14.527          0
                             2011        $14.527      $13.376          0
                             2012        $13.376      $14.919          0
                             2013        $14.919      $20.514          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.303          0
                             2005        $11.303      $12.486          0
                             2006        $12.486      $14.824          0
                             2007        $14.824      $15.724          0
                             2008        $15.724      $ 9.080          0
                             2009        $ 9.080      $12.433          0
                             2010        $12.433      $14.949          0
                             2011        $14.949      $14.840          0
                             2012        $14.840      $17.122          0
                             2013        $17.122      $22.612          0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.296          0
                             2005        $11.296      $12.461          0
                             2006        $12.461      $14.785          0
                             2007        $14.785      $15.667          0
                             2008        $15.667      $ 9.027          0
                             2009        $ 9.027      $12.356          0
                             2010        $12.356      $14.849          0
                             2011        $14.849      $14.727          0
                             2012        $14.727      $16.958          0
                             2013        $16.958      $22.340          0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.340          0
                             2005        $11.340      $11.612          0
                             2006        $11.612      $13.255          0
                             2007        $13.255      $12.733          0
                             2008        $12.733      $ 8.040          0
                             2009        $ 8.040      $10.155          0
                             2010        $10.155      $11.556          0
                             2011        $11.556      $11.128          0
                             2012        $11.128      $13.016          0
                             2013        $13.016      $17.367          0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.963          0
                             2005        $10.963      $11.580          0
                             2006        $11.580      $12.823          0
                             2007        $12.823      $13.035          0
                             2008        $13.035      $ 9.913          0
                             2009        $ 9.913      $11.944          0
                             2010        $11.944      $13.161          0
                             2011        $13.161      $12.778          0
                             2012        $12.778      $14.124          0
                             2013        $14.124      $17.350          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.383      $15.023          0
                             2005        $15.023      $16.213          0
                             2006        $16.213      $18.496          0
                             2007        $18.496      $18.650          0
                             2008        $18.650      $12.435          0
                             2009        $12.435      $15.180          0
                             2010        $15.180      $16.751          0
                             2011        $16.751      $16.105          0
                             2012        $16.105      $18.113          0
                             2013        $18.113      $23.832          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.126          0
                             2005        $11.126      $12.160          0
                             2006        $12.160      $12.550          0
                             2007        $12.550      $14.516          0
                             2008        $14.516      $ 7.591          0
                             2009        $ 7.591      $11.675          0
                             2010        $11.675      $14.616          0
                             2011        $14.616      $13.031          0
                             2012        $13.031      $14.307          0
                             2013        $14.307      $19.223          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.361          0
                             2005        $10.361      $10.325          0
                             2006        $10.325      $11.104          0
                             2007        $11.104      $11.596          0
                             2008        $11.596      $ 9.406          0
                             2009        $ 9.406      $12.426          0
                             2010        $12.426      $13.727          0
                             2011        $13.727      $14.095          0
                             2012        $14.095      $15.600          0
                             2013        $15.600      $16.599          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.910          0
                             2005        $10.910      $11.478          0
                             2006        $11.478      $12.943          0
                             2007        $12.943      $13.586          0
                             2008        $13.586      $ 9.532          0
                             2009        $ 9.532      $11.810          0
                             2010        $11.810      $13.827          0
                             2011        $13.827      $12.990          0
                             2012        $12.990      $14.129          0
                             2013        $14.129      $18.866          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.895          0
                             2005        $10.895      $11.064          0
                             2006        $11.064      $12.764          0
                             2007        $12.764      $12.985          0
                             2008        $12.985      $ 8.120          0
                             2009        $ 8.120      $ 9.496          0
                             2010        $ 9.496      $10.967          0
                             2011        $10.967      $10.131          0
                             2012        $10.131      $11.169          0
                             2013        $11.169      $14.930          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.143          0
                             2005        $11.143      $11.467          0
                             2006        $11.467      $12.170          0
                             2007        $12.170      $14.517          0
                             2008        $14.517      $ 8.818          0
                             2009        $ 8.818      $12.624          0
                             2010        $12.624      $15.263          0
                             2011        $15.263      $13.505          0
                             2012        $13.505      $15.156          0
                             2013        $15.156      $20.435          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.126          0
                             2005        $11.126      $11.844          0
                             2006        $11.844      $13.075          0
                             2007        $13.075      $12.934          0
                             2008        $12.934      $ 7.715          0
                             2009        $ 7.715      $ 9.608          0
                             2010        $ 9.608      $11.854          0
                             2011        $11.854      $11.192          0
                             2012        $11.192      $12.609          0
                             2013        $12.609      $16.163          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.293      $12.892          0
                             2005        $12.892      $13.298          0
                             2006        $13.298      $14.085          0
                             2007        $14.085      $15.772          0
                             2008        $15.772      $ 8.430          0
                             2009        $ 8.430      $11.952          0
                             2010        $11.952      $12.831          0
                             2011        $12.831      $12.448          0
                             2012        $12.448      $13.934          0
                             2013        $13.934      $17.738          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.123      $14.172          0
                             2005        $14.172      $14.452          0
                             2006        $14.452      $15.760          0
                             2007        $15.760      $16.040          0
                             2008        $16.040      $ 8.896          0
                             2009        $ 8.896      $10.639          0
                             2010        $10.639      $11.792          0
                             2011        $11.792      $11.643          0
                             2012        $11.643      $12.838          0
                             2013        $12.838      $14.248          0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.109          0
                             2005        $10.109      $10.176          0
                             2006        $10.176      $10.503          0
                             2007        $10.503      $10.752          0
                             2008        $10.752      $ 6.443          0
                             2009        $ 6.443      $ 6.911          0
                             2010        $ 6.911      $ 7.565          0
                             2011        $ 7.565      $ 8.031          0
                             2012        $ 8.031      $ 8.702          0
                             2013        $ 8.702      $ 8.527          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.418      $14.587          0
                             2005        $14.587      $16.068          0
                             2006        $16.068      $16.232          0
                             2007        $16.232      $16.929          0
                             2008        $16.929      $ 8.456          0
                             2009        $ 8.456      $11.001          0
                             2010        $11.001      $13.760          0
                             2011        $13.760      $13.648          0
                             2012        $13.648      $15.593          0
                             2013        $15.593      $20.802          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.266      $16.681          0
                             2005        $16.681      $18.715          0
                             2006        $18.715      $21.605          0
                             2007        $21.605      $22.541          0
                             2008        $22.541      $13.229          0
                             2009        $13.229      $18.133          0
                             2010        $18.133      $20.637          0
                             2011        $20.637      $18.568          0
                             2012        $18.568      $22.089          0
                             2013        $22.089      $27.591          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.164      $12.973          0
                             2005        $12.973      $13.077          0
                             2006        $13.077      $13.794          0
                             2007        $13.794      $14.862          0
                             2008        $14.862      $12.501          0
                             2009        $12.501      $14.560          0
                             2010        $14.560      $16.437          0
                             2011        $16.437      $16.273          0
                             2012        $16.273      $18.110          0
                             2013        $18.110      $17.747          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.986      $13.889          0
                             2005        $13.889      $13.936          0
                             2006        $13.936      $14.972          0
                             2007        $14.972      $14.657          0
                             2008        $14.657      $ 3.089          0
                             2009        $ 3.089      $ 3.826          0
                             2010        $ 3.826      $ 4.307          0
                             2011        $ 4.307      $ 4.128          0
                             2012        $ 4.128      $ 4.586          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.662      $13.593          0
                             2005        $13.593      $14.138          0
                             2006        $14.138      $15.960          0
                             2007        $15.960      $16.348          0
                             2008        $16.348      $ 9.869          0
                             2009        $ 9.869      $12.424          0
                             2010        $12.424      $14.154          0
                             2011        $14.154      $13.879          0
                             2012        $13.879      $15.918          0
                             2013        $15.918      $20.580          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.696      $17.227          0
                             2005        $17.227      $18.592          0
                             2006        $18.592      $20.968          0
                             2007        $20.968      $20.335          0
                             2008        $20.335      $12.400          0
                             2009        $12.400      $16.695          0
                             2010        $16.695      $20.208          0
                             2011        $20.208      $19.403          0
                             2012        $19.403      $22.456          0
                             2013        $22.456      $31.061          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.739          0
                             2010        $12.739      $14.110          0
                             2011        $14.110      $14.146          0
                             2012        $14.146      $16.599          0
                             2013        $16.599      $21.620          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.109      $12.888          0
                             2005        $12.888      $13.185          0
                             2006        $13.185      $14.515          0
                             2007        $14.515      $14.412          0
                             2008        $14.412      $ 8.403          0
                             2009        $ 8.403      $10.383          0
                             2010        $10.383      $11.318          0
                             2011        $11.318      $11.441          0
                             2012        $11.441      $12.664          0
                             2013        $12.664      $14.710          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.460      $13.372          0
                             2005        $13.372      $14.070          0
                             2006        $14.070      $15.619          0
                             2007        $15.619      $15.813          0
                             2008        $15.813      $10.371          0
                             2009        $10.371      $13.792          0
                             2010        $13.792      $15.559          0
                             2011        $15.559      $15.240          0
                             2012        $15.240      $17.118          0
                             2013        $17.118      $20.119          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.327      $11.935          0
                             2005        $11.935      $13.289          0
                             2006        $13.289      $13.437          0
                             2007        $13.437      $13.136          0
                             2008        $13.136      $10.715          0
                             2009        $10.715      $13.279          0
                             2010        $13.279      $13.384          0
                             2011        $13.384      $13.010          0
                             2012        $13.010      $15.646          0
                             2013        $15.646      $21.801          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.088      $16.850          0
                             2005        $16.850      $17.996          0
                             2006        $17.996      $22.487          0
                             2007        $22.487      $26.527          0
                             2008        $26.527      $18.136          0
                             2009        $18.136      $19.151          0
                             2010        $19.151      $19.182          0
                             2011        $19.182      $17.848          0
                             2012        $17.848      $18.439          0
                             2013        $18.439      $20.643          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.534      $14.792          0
                             2005        $14.792      $15.310          0
                             2006        $15.310      $17.456          0
                             2007        $17.456      $16.132          0
                             2008        $16.132      $ 9.727          0
                             2009        $ 9.727      $12.419          0
                             2010        $12.419      $13.972          0
                             2011        $13.972      $13.106          0
                             2012        $13.106      $15.357          0
                             2013        $15.357      $20.494          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.374      $14.541          0
                             2005        $14.541      $14.746          0
                             2006        $14.746      $16.032          0
                             2007        $16.032      $16.208          0
                             2008        $16.208      $11.786          0
                             2009        $11.786      $17.411          0
                             2010        $17.411      $19.530          0
                             2011        $19.530      $19.548          0
                             2012        $19.548      $22.304          0
                             2013        $22.304      $23.662          0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.465      $10.750          0
                             2005        $10.750      $10.824          0
                             2006        $10.824      $11.128          0
                             2007        $11.128      $11.516          0
                             2008        $11.516      $ 8.617          0
                             2009        $ 8.617      $12.430          0
                             2010        $12.430      $13.433          0
                             2011        $13.433      $13.874          0
                             2012        $13.874      $15.112          0
                             2013        $15.112      $15.143          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.411      $15.328          0
                             2005        $15.328      $16.916          0
                             2006        $16.916      $21.252          0
                             2007        $21.252      $22.650          0
                             2008        $22.650      $12.486          0
                             2009        $12.486      $15.307          0
                             2010        $15.307      $16.566          0
                             2011        $16.566      $13.535          0
                             2012        $13.535      $16.230          0
                             2013        $16.230      $20.445          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $13.020      $14.425          0
                             2005        $14.425      $15.439          0
                             2006        $15.439      $17.302          0
                             2007        $17.302      $16.138          0
                             2008        $16.138      $ 9.595          0
                             2009        $ 9.595      $12.347          0
                             2010        $12.347      $13.835          0
                             2011        $13.835      $13.615          0
                             2012        $13.615      $15.644          0
                             2013        $15.644      $20.793          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.874      $ 9.776          0
                             2005        $ 9.776      $ 9.860          0
                             2006        $ 9.860      $10.125          0
                             2007        $10.125      $10.434          0
                             2008        $10.434      $10.527          0
                             2009        $10.527      $10.376          0
                             2010        $10.376      $10.209          0
                             2011        $10.209      $10.043          0
                             2012        $10.043      $ 9.879          0
                             2013        $ 9.879      $ 9.718          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.525      $14.675          0
                             2005        $14.675      $15.879          0
                             2006        $15.879      $16.956          0
                             2007        $16.956      $17.633          0
                             2008        $17.633      $10.624          0
                             2009        $10.624      $13.808          0
                             2010        $13.808      $16.238          0
                             2011        $16.238      $15.160          0
                             2012        $15.160      $17.410          0
                             2013        $17.410      $23.364          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.605      $16.582          0
                             2005        $16.582      $17.272          0
                             2006        $17.272      $19.710          0
                             2007        $19.710      $18.438          0
                             2008        $18.438      $10.018          0
                             2009        $10.018      $ 9.432          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.124      $13.885          0
                             2005        $13.885      $14.342          0
                             2006        $14.342      $15.703          0
                             2007        $15.703      $15.531          0
                             2008        $15.531      $ 9.388          0
                             2009        $ 9.388      $12.298          0
                             2010        $12.298      $14.077          0
                             2011        $14.077      $13.605          0
                             2012        $13.605      $15.779          0
                             2013        $15.779      $20.699          0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.591      $15.856          0
                             2005        $15.856      $17.491          0
                             2006        $17.491      $18.143          0
                             2007        $18.143      $18.524          0
                             2008        $18.524      $ 9.921          0
                             2009        $ 9.921      $13.540          0
                             2010        $13.540      $15.468          0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.425      $12.836          0
                             2005        $12.836      $13.345          0
                             2006        $13.345      $13.840          0
                             2007        $13.840      $14.364          0
                             2008        $14.364      $ 8.896          0
                             2009        $ 8.896      $14.341          0
                             2010        $14.341      $17.040          0
                             2011        $17.040      $13.769          0
                             2012        $13.769      $15.470          0
                             2013        $15.470      $21.869          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.904      $15.054          0
                             2005        $15.054      $16.605          0
                             2006        $16.605      $18.098          0
                             2007        $18.098      $18.938          0
                             2008        $18.938      $15.837          0
                             2009        $15.837      $20.268          0
                             2010        $20.268      $21.877          0
                             2011        $21.877      $23.001          0
                             2012        $23.001      $26.667          0
                             2013        $26.667      $23.933          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.092          0
                             2005        $11.092      $12.217          0
                             2006        $12.217      $14.602          0
                             2007        $14.602      $15.766          0
                             2008        $15.766      $11.020          0
                             2009        $11.020      $14.043          0
                             2010        $14.043      $15.753          0
                             2011        $15.753      $16.898          0
                             2012        $16.898      $19.211          0
                             2013        $19.211      $22.611          0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.760          0
                             2005        $10.760      $12.246          0
                             2006        $12.246      $12.541          0
                             2007        $12.541      $15.036          0
                             2008        $15.036      $ 7.515          0
                             2009        $ 7.515      $12.237          0
                             2010        $12.237      $14.788          0
                             2011        $14.788      $14.139          0
                             2012        $14.139      $15.906          0
                             2013        $15.906      $23.166          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.734          0
                             2005        $10.734      $12.193          0
                             2006        $12.193      $12.451          0
                             2007        $12.451      $14.898          0
                             2008        $14.898      $ 7.422          0
                             2009        $ 7.422      $12.057          0
                             2010        $12.057      $14.541          0
                             2011        $14.541      $13.868          0
                             2012        $13.868      $15.557          0
                             2013        $15.557      $22.604          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.830          0
                             2007        $ 9.830      $11.854          0
                             2008        $11.854      $ 6.201          0
                             2009        $ 6.201      $ 9.598          0
                             2010        $ 9.598      $12.487          0
                             2011        $12.487      $11.401          0
                             2012        $11.401      $12.166          0
                             2013        $12.166      $16.452          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.589      $15.899          0
                             2005        $15.899      $17.653          0
                             2006        $17.653      $19.420          0
                             2007        $19.420      $19.665          0
                             2008        $19.665      $11.521          0
                             2009        $11.521      $16.618          0
                             2010        $16.618      $20.687          0
                             2011        $20.687      $18.575          0
                             2012        $18.575      $20.956          0
                             2013        $20.956      $35.317          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.542      $19.463          0
                             2005        $19.463      $22.352          0
                             2006        $22.352      $30.268          0
                             2007        $30.268      $24.627          0
                             2008        $24.627      $15.004          0
                             2009        $15.004      $18.963          0
                             2010        $18.963      $24.160          0
                             2011        $24.160      $25.110          0
                             2012        $25.110      $28.556          0
                             2013        $28.556      $28.579          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.890          0
                             2005        $ 9.890      $ 9.965          0
                             2006        $ 9.965      $10.210          0
                             2007        $10.210      $10.490          0
                             2008        $10.490      $10.502          0
                             2009        $10.502      $10.337          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
   DEATH BENEFIT OPTION OR ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                           BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.5


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.263             0
                             2007        $10.263      $11.834        13,916
                             2008        $11.834      $ 6.667        15,221
                             2009        $ 6.667      $ 8.879         9,686
                             2010        $ 8.879      $10.207        11,191
                             2011        $10.207      $ 9.755         2,456
                             2012        $ 9.755      $11.138         2,412
                             2013        $11.138      $14.339           796
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.454             0
                             2007        $10.454      $11.142             0
                             2008        $11.142      $ 8.197             0
                             2009        $ 8.197      $ 9.989             0
                             2010        $ 9.989      $11.052             0
                             2011        $11.052      $10.819             0
                             2012        $10.819      $11.868             0
                             2013        $11.868      $13.207             0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.484             0
                             2007        $10.484      $11.333             0
                             2008        $11.333      $ 7.487             0
                             2009        $ 7.487      $ 9.462             0
                             2010        $ 9.462      $10.635             0
                             2011        $10.635      $10.326             0
                             2012        $10.326      $11.478             0
                             2013        $11.478      $13.048             0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.493             0
                             2007        $10.493      $11.458             0
                             2008        $11.458      $ 6.964             0
                             2009        $ 6.964      $ 8.981             0
                             2010        $ 8.981      $10.232             0
                             2011        $10.232      $ 9.775             0
                             2012        $ 9.775      $11.069             0
                             2013        $11.069      $13.211             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.345            0
                             2007        $10.345      $10.771            0
                             2008        $10.771      $ 9.455            0
                             2009        $ 9.455      $10.656            0
                             2010        $10.656      $11.236            0
                             2011        $11.236      $11.200            0
                             2012        $11.200      $11.700            0
                             2013        $11.700      $12.101            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.739            0
                             2007        $ 9.739      $11.710            0
                             2008        $11.710      $ 6.358            0
                             2009        $ 6.358      $ 9.027            0
                             2010        $ 9.027      $10.629            0
                             2011        $10.629      $10.497            0
                             2012        $10.497      $12.194            0
                             2013        $12.194      $16.138            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.816            0
                             2007        $10.816      $11.184            0
                             2008        $11.184      $ 6.909            0
                             2009        $ 6.909      $ 8.579            0
                             2010        $ 8.579      $ 9.676            0
                             2011        $ 9.676      $ 9.682            0
                             2012        $ 9.682      $11.006            0
                             2013        $11.006      $14.273            0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.872            0
                             2007        $ 9.872      $11.192        4,507
                             2008        $11.192      $ 6.645        1,895
                             2009        $ 6.645      $ 9.130        1,895
                             2010        $ 9.130      $11.540        2,648
                             2011        $11.540      $10.114          948
                             2012        $10.114      $11.391          948
                             2013        $11.391      $15.215            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.409      $14.582        19,389
                             2005        $14.582      $14.840        19,807
                             2006        $14.840      $17.034           684
                             2007        $17.034      $16.124        17,204
                             2008        $16.124      $10.280        15,261
                             2009        $10.280      $12.790        13,961
                             2010        $12.790      $14.672         7,847
                             2011        $14.672      $14.771         6,961
                             2012        $14.771      $16.297         6,607
                             2013        $16.297      $20.765         5,562
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.233         6,011
                             2005        $11.233      $11.221         7,890
                             2006        $11.221      $13.044             0
                             2007        $13.044      $13.304        21,734
                             2008        $13.304      $ 9.200        18,605
                             2009        $ 9.200      $12.264        13,742
                             2010        $12.264      $13.585        10,818
                             2011        $13.585      $13.674         9,407
                             2012        $13.674      $15.144         9,319
                             2013        $15.144      $16.963        14,563
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.523             0
                             2005        $10.523      $10.455           202
                             2006        $10.455      $11.399             0
                             2007        $11.399      $11.903         3,430
                             2008        $11.903      $ 7.661         3,390
                             2009        $ 7.661      $ 9.771         3,300
                             2010        $ 9.771      $10.719         3,284
                             2011        $10.719      $10.380         3,354
                             2012        $10.380      $11.467         3,314
                             2013        $11.467      $14.501         2,903
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.581      $17.739         4,336
                             2005        $17.739      $18.969         4,240
                             2006        $18.969      $21.816           350
                             2007        $21.816      $20.935         3,241
                             2008        $20.935      $13.785         2,450
                             2009        $13.785      $17.504         2,397
                             2010        $17.504      $22.064         2,295
                             2011        $22.064      $20.877         2,054
                             2012        $20.877      $24.297         2,036
                             2013        $24.297      $32.542         1,883

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.564      $17.057           900
                             2005        $17.057      $17.572         1,953
                             2006        $17.572      $18.778         1,798
                             2007        $18.778      $20.534         1,868
                             2008        $20.534      $11.608         1,948
                             2009        $11.608      $16.384         1,882
                             2010        $16.384      $20.557         1,864
                             2011        $20.557      $19.234         1,947
                             2012        $19.234      $20.960         1,925
                             2013        $20.960      $28.468           578
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.246             0
                             2005        $10.246      $10.315             0
                             2006        $10.315      $10.549             0
                             2007        $10.549      $11.055         7,693
                             2008        $11.055      $11.693        10,532
                             2009        $11.693      $11.851         6,789
                             2010        $11.851      $12.266         7,804
                             2011        $12.266      $12.745         7,262
                             2012        $12.745      $12.765         7,700
                             2013        $12.765      $12.268         9,136
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.011             0
                             2007        $11.011      $12.107             0
                             2008        $12.107      $ 8.515             0
                             2009        $ 8.515      $10.323             0
                             2010        $10.323      $11.362             0
                             2011        $11.362      $10.840             0
                             2012        $10.840      $12.080             0
                             2013        $12.080      $15.156             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.703      $14.065         9,568
                             2005        $14.065      $15.288         9,301
                             2006        $15.288      $17.793           437
                             2007        $17.793      $18.099        19,543
                             2008        $18.099      $11.190        18,295
                             2009        $11.190      $13.867        14,212
                             2010        $13.867      $15.159        12,974
                             2011        $15.159      $14.748         3,783
                             2012        $14.748      $16.563         3,353
                             2013        $16.563      $20.885         2,774

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.896      $20.715           476
                             2005        $20.715      $25.952           471
                             2006        $25.952      $32.682             0
                             2007        $32.682      $41.374           468
                             2008        $41.374      $19.236           186
                             2009        $19.236      $32.639           183
                             2010        $32.639      $37.731           178
                             2011        $37.731      $31.213           164
                             2012        $31.213      $34.723           152
                             2013        $34.723      $33.821            66
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.616      $15.866         4,076
                             2005        $15.866      $17.185         8,866
                             2006        $17.185      $20.518           190
                             2007        $20.518      $23.288        13,621
                             2008        $23.288      $13.649        10,969
                             2009        $13.649      $18.389        10,854
                             2010        $18.389      $19.599        10,918
                             2011        $19.599      $17.219         8,058
                             2012        $17.219      $20.014         7,155
                             2013        $20.014      $24.195         6,664
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.905      $14.556         2,261
                             2005        $14.556      $13.871         2,190
                             2006        $13.871      $15.378         3,110
                             2007        $15.378      $16.780         2,946
                             2008        $16.780      $17.521         2,646
                             2009        $17.521      $20.443         2,215
                             2010        $20.443      $23.001         1,104
                             2011        $23.001      $22.416         1,128
                             2012        $22.416      $25.357         1,113
                             2013        $25.357      $25.334         1,206
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.753      $12.337         3,581
                             2005        $12.337      $13.056         3,515
                             2006        $13.056      $13.172             0
                             2007        $13.172      $15.104         4,086
                             2008        $15.104      $ 7.555         3,954
                             2009        $ 7.555      $12.304         3,809
                             2010        $12.304      $14.462         3,955
                             2011        $14.462      $13.310         2,200
                             2012        $13.310      $14.837         2,140
                             2013        $14.837      $20.392         2,058

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.299        11,581
                             2005        $11.299      $12.476        10,543
                             2006        $12.476      $14.804        10,286
                             2007        $14.804      $15.694         9,912
                             2008        $15.694      $ 9.058         9,731
                             2009        $ 9.058      $12.397         8,607
                             2010        $12.397      $14.898         3,621
                             2011        $14.898      $14.782         3,142
                             2012        $14.782      $17.046         2,971
                             2013        $17.046      $22.501         2,782
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.292             0
                             2005        $11.292      $12.451             0
                             2006        $12.451      $14.765             0
                             2007        $14.765      $15.638           747
                             2008        $15.638      $ 9.006           879
                             2009        $ 9.006      $12.320         1,070
                             2010        $12.320      $14.799           724
                             2011        $14.799      $14.670           734
                             2012        $14.670      $16.884           700
                             2013        $16.884      $22.231           586
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.336             0
                             2005        $11.336      $11.603            61
                             2006        $11.603      $13.237             0
                             2007        $13.237      $12.709         8,388
                             2008        $12.709      $ 8.021         8,791
                             2009        $ 8.021      $10.126         4,037
                             2010        $10.126      $11.517         4,069
                             2011        $11.517      $11.084         4,170
                             2012        $11.084      $12.959         4,070
                             2013        $12.959      $17.282         3,377
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.959             0
                             2005        $10.959      $11.570             0
                             2006        $11.570      $12.805             0
                             2007        $12.805      $13.011        10,857
                             2008        $13.011      $ 9.890         9,399
                             2009        $ 9.890      $11.909         9,399
                             2010        $11.909      $13.117         9,973
                             2011        $13.117      $12.728             0
                             2012        $12.728      $14.062             0
                             2013        $14.062      $17.265             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.371      $15.002        17,738
                             2005        $15.002      $16.182        16,504
                             2006        $16.182      $18.451             0
                             2007        $18.451      $18.595        13,590
                             2008        $18.595      $12.392        12,822
                             2009        $12.392      $15.120        11,753
                             2010        $15.120      $16.677         8,613
                             2011        $16.677      $16.025         4,086
                             2012        $16.025      $18.014         3,654
                             2013        $18.014      $23.690         3,383
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.122         7,988
                             2005        $11.122      $12.150         7,729
                             2006        $12.150      $12.533             0
                             2007        $12.533      $14.489         2,840
                             2008        $14.489      $ 7.573         2,955
                             2009        $ 7.573      $11.641         2,812
                             2010        $11.641      $14.566         2,555
                             2011        $14.566      $12.980         2,555
                             2012        $12.980      $14.244         2,568
                             2013        $14.244      $19.129         2,453
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.360         4,320
                             2005        $10.360      $10.319         4,157
                             2006        $10.319      $11.091             0
                             2007        $11.091      $11.577         8,603
                             2008        $11.577      $ 9.386         7,915
                             2009        $ 9.386      $12.393         6,903
                             2010        $12.393      $13.684         4,381
                             2011        $13.684      $14.043         1,583
                             2012        $14.043      $15.535         1,565
                             2013        $15.535      $16.521         1,573
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.909             0
                             2005        $10.909      $11.471         6,656
                             2006        $11.471      $12.929             0
                             2007        $12.929      $13.563         7,788
                             2008        $13.563      $ 9.511         6,517
                             2009        $ 9.511      $11.779         6,518
                             2010        $11.779      $13.783         6,277
                             2011        $13.783      $12.942         6,277
                             2012        $12.942      $14.070         5,155
                             2013        $14.070      $18.778         5,155

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.893        1,023
                             2005        $10.893      $11.057        1,017
                             2006        $11.057      $12.749            0
                             2007        $12.749      $12.963        4,148
                             2008        $12.963      $ 8.102        3,080
                             2009        $ 8.102      $ 9.471        2,321
                             2010        $ 9.471      $10.932          475
                             2011        $10.932      $10.094          277
                             2012        $10.094      $11.122            0
                             2013        $11.122      $14.860            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.141            9
                             2005        $11.141      $11.460        1,405
                             2006        $11.460      $12.156            0
                             2007        $12.156      $14.493        1,132
                             2008        $14.493      $ 8.799        1,307
                             2009        $ 8.799      $12.590        1,562
                             2010        $12.590      $15.215        1,755
                             2011        $15.215      $13.455        1,925
                             2012        $13.455      $15.093        1,919
                             2013        $15.093      $20.339        2,055
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.124        1,023
                             2005        $11.124      $11.836        4,532
                             2006        $11.836      $13.060            0
                             2007        $13.060      $12.913        3,514
                             2008        $12.913      $ 7.698        4,736
                             2009        $ 7.698      $ 9.582        4,288
                             2010        $ 9.582      $11.816        4,554
                             2011        $11.816      $11.151        3,611
                             2012        $11.151      $12.556        3,131
                             2013        $12.556      $16.087        3,099
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.289      $12.881        2,554
                             2005        $12.881      $13.280        4,789
                             2006        $13.280      $14.059            0
                             2007        $14.059      $15.735        5,177
                             2008        $15.735      $ 8.405        4,991
                             2009        $ 8.405      $11.912        4,612
                             2010        $11.912      $12.781        4,698
                             2011        $12.781      $12.393        3,735
                             2012        $12.393      $13.865        3,648
                             2013        $13.865      $17.643        3,558

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.112      $14.152        3,211
                             2005        $14.152      $14.425        2,340
                             2006        $14.425      $15.722            0
                             2007        $15.722      $15.993        9,708
                             2008        $15.993      $ 8.865        8,945
                             2009        $ 8.865      $10.598        9,067
                             2010        $10.598      $11.739        8,624
                             2011        $11.739      $11.586          996
                             2012        $11.586      $12.768          933
                             2013        $12.768      $14.163          882
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.108            0
                             2005        $10.108      $10.169            0
                             2006        $10.169      $10.491            0
                             2007        $10.491      $10.734        5,984
                             2008        $10.734      $ 6.429        7,004
                             2009        $ 6.429      $ 6.893        8,224
                             2010        $ 6.893      $ 7.541        8,199
                             2011        $ 7.541      $ 8.001        7,684
                             2012        $ 8.001      $ 8.666        7,751
                             2013        $ 8.666      $ 8.487        8,400
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.406      $14.567        1,973
                             2005        $14.567      $16.038        2,002
                             2006        $16.038      $16.193          473
                             2007        $16.193      $16.879        2,019
                             2008        $16.879      $ 8.427        2,128
                             2009        $ 8.427      $10.958        2,094
                             2010        $10.958      $13.699        1,670
                             2011        $13.699      $13.580        1,567
                             2012        $13.580      $15.508        1,519
                             2013        $15.508      $20.678        1,439
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.253      $16.657        2,892
                             2005        $16.657      $18.679        2,846
                             2006        $18.679      $21.553           78
                             2007        $21.553      $22.475        5,873
                             2008        $22.475      $13.184        4,479
                             2009        $13.184      $18.062        1,649
                             2010        $18.062      $20.545        1,294
                             2011        $20.545      $18.476        1,277
                             2012        $18.476      $21.969        1,244
                             2013        $21.969      $27.427        1,255

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.153      $12.955         7,528
                             2005        $12.955      $13.052         6,838
                             2006        $13.052      $13.761             0
                             2007        $13.761      $14.819         5,410
                             2008        $14.819      $12.458        17,954
                             2009        $12.458      $14.502        13,713
                             2010        $14.502      $16.364        14,236
                             2011        $16.364      $16.192        17,358
                             2012        $16.192      $18.011         8,682
                             2013        $18.011      $17.642         7,454
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.975      $13.869         5,049
                             2005        $13.869      $13.909         5,217
                             2006        $13.909      $14.936             0
                             2007        $14.936      $14.614         1,042
                             2008        $14.614      $ 3.078         1,109
                             2009        $ 3.078      $ 3.811         1,069
                             2010        $ 3.811      $ 4.288         1,009
                             2011        $ 4.288      $ 4.108           958
                             2012        $ 4.108      $ 4.561             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.650      $13.574        11,401
                             2005        $13.574      $14.111        11,159
                             2006        $14.111      $15.921             0
                             2007        $15.921      $16.300        11,404
                             2008        $16.300      $ 9.835        11,310
                             2009        $ 9.835      $12.375        10,245
                             2010        $12.375      $14.092         9,727
                             2011        $14.092      $13.810         7,000
                             2012        $13.810      $15.831         6,360
                             2013        $15.831      $20.457         4,835
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.682      $17.203         3,095
                             2005        $17.203      $18.556         2,828
                             2006        $18.556      $20.918             0
                             2007        $20.918      $20.276         2,881
                             2008        $20.276      $12.357         2,887
                             2009        $12.357      $16.629         2,709
                             2010        $16.629      $20.118         2,446
                             2011        $20.118      $19.307         2,460
                             2012        $19.307      $22.334         2,444
                             2013        $22.334      $30.876         1,116

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.689         2,814
                             2010        $12.689      $14.048         2,679
                             2011        $14.048      $14.076         2,617
                             2012        $14.076      $16.509         2,378
                             2013        $16.509      $21.491         2,180
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.098      $12.870        25,396
                             2005        $12.870      $13.159        25,647
                             2006        $13.159      $14.480             0
                             2007        $14.480      $14.370        12,729
                             2008        $14.370      $ 8.374        12,621
                             2009        $ 8.374      $10.342        12,533
                             2010        $10.342      $11.268        12,259
                             2011        $11.268      $11.385         3,772
                             2012        $11.385      $12.595         3,284
                             2013        $12.595      $14.623         3,224
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.448      $13.353           611
                             2005        $13.353      $14.043         1,142
                             2006        $14.043      $15.582           141
                             2007        $15.582      $15.767           804
                             2008        $15.767      $10.335           800
                             2009        $10.335      $13.738           794
                             2010        $13.738      $15.490         3,282
                             2011        $15.490      $15.165           785
                             2012        $15.165      $17.025           780
                             2013        $17.025      $20.000         1,224
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.317      $11.919         7,428
                             2005        $11.919      $13.264         7,923
                             2006        $13.264      $13.405           286
                             2007        $13.405      $13.098         4,183
                             2008        $13.098      $10.678         3,919
                             2009        $10.678      $13.227         3,533
                             2010        $13.227      $13.325         3,444
                             2011        $13.325      $12.946         3,346
                             2012        $12.946      $15.560         3,154
                             2013        $15.560      $21.671         2,619

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.075      $16.826         5,798
                             2005        $16.826      $17.961         6,477
                             2006        $17.961      $22.432             0
                             2007        $22.432      $26.449           758
                             2008        $26.449      $18.074           747
                             2009        $18.074      $19.076           612
                             2010        $19.076      $19.097           616
                             2011        $19.097      $17.760           557
                             2012        $17.760      $18.339           465
                             2013        $18.339      $20.520            25
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.522      $14.771        23,021
                             2005        $14.771      $15.281        27,111
                             2006        $15.281      $17.414             0
                             2007        $17.414      $16.084        15,384
                             2008        $16.084      $ 9.693        12,997
                             2009        $ 9.693      $12.370         4,980
                             2010        $12.370      $13.910         4,856
                             2011        $13.910      $13.041         4,617
                             2012        $13.041      $15.273         4,266
                             2013        $15.273      $20.372         2,534
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.362      $14.521         1,450
                             2005        $14.521      $14.718         1,560
                             2006        $14.718      $15.993           484
                             2007        $15.993      $16.161         4,480
                             2008        $16.161      $11.746         3,225
                             2009        $11.746      $17.342         2,986
                             2010        $17.342      $19.443         2,833
                             2011        $19.443      $19.451         2,900
                             2012        $19.451      $22.183         2,613
                             2013        $22.183      $23.521         2,697
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.456      $10.735        13,431
                             2005        $10.735      $10.803        14,830
                             2006        $10.803      $11.101             0
                             2007        $11.101      $11.482        29,642
                             2008        $11.482      $ 8.587        26,497
                             2009        $ 8.587      $12.381        14,218
                             2010        $12.381      $13.374        14,699
                             2011        $13.374      $13.806        11,722
                             2012        $13.806      $15.030        11,364
                             2013        $15.030      $15.052        13,007

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.399      $15.306        14,812
                             2005        $15.306      $16.884        17,228
                             2006        $16.884      $21.200             0
                             2007        $21.200      $22.584         9,287
                             2008        $22.584      $12.444         9,473
                             2009        $12.444      $15.247         9,012
                             2010        $15.247      $16.492         9,418
                             2011        $16.492      $13.468         8,405
                             2012        $13.468      $16.142         8,183
                             2013        $16.142      $20.324         5,318
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $13.008      $14.405         8,079
                             2005        $14.405      $15.409        11,156
                             2006        $15.409      $17.260             0
                             2007        $17.260      $16.090        15,056
                             2008        $16.090      $ 9.562         8,403
                             2009        $ 9.562      $12.299         8,218
                             2010        $12.299      $13.774         8,263
                             2011        $13.774      $13.547         8,034
                             2012        $13.547      $15.559         7,917
                             2013        $15.559      $20.669         6,267
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.865      $ 9.763         6,098
                             2005        $ 9.763      $ 9.841         3,600
                             2006        $ 9.841      $10.100             0
                             2007        $10.100      $10.404         5,264
                             2008        $10.404      $10.491        11,725
                             2009        $10.491      $10.335         5,070
                             2010        $10.335      $10.164         5,371
                             2011        $10.164      $ 9.994         5,261
                             2012        $ 9.994      $ 9.825         5,136
                             2013        $ 9.825      $ 9.660         5,542
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.513      $14.654         1,607
                             2005        $14.654      $15.849         1,599
                             2006        $15.849      $16.915             0
                             2007        $16.915      $17.582         1,584
                             2008        $17.582      $10.587         1,119
                             2009        $10.587      $13.753         1,111
                             2010        $13.753      $16.165         2,269
                             2011        $16.165      $15.085         2,171
                             2012        $15.085      $17.315         2,104
                             2013        $17.315      $23.225         1,646

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.592      $16.559         4,906
                             2005        $16.559      $17.239         6,471
                             2006        $17.239      $19.663             0
                             2007        $19.663      $18.384         4,070
                             2008        $18.384      $ 9.984         3,195
                             2009        $ 9.984      $ 9.399             0
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.112      $13.865         2,685
                             2005        $13.865      $14.315         1,823
                             2006        $14.315      $15.665             0
                             2007        $15.665      $15.485         1,837
                             2008        $15.485      $ 9.355         1,815
                             2009        $ 9.355      $12.250         1,811
                             2010        $12.250      $14.015         1,815
                             2011        $14.015      $13.538         1,772
                             2012        $13.538      $15.693         1,718
                             2013        $15.693      $20.575         1,665
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.579      $15.833         2,915
                             2005        $15.833      $17.458         2,628
                             2006        $17.458      $18.099           422
                             2007        $18.099      $18.470         2,459
                             2008        $18.470      $ 9.887         1,210
                             2009        $ 9.887      $13.487         1,214
                             2010        $13.487      $15.401             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.414      $12.818        17,142
                             2005        $12.818      $13.320        16,330
                             2006        $13.320      $13.807             0
                             2007        $13.807      $14.322        11,014
                             2008        $14.322      $ 8.865         9,357
                             2009        $ 8.865      $14.284         8,213
                             2010        $14.284      $16.964         7,589
                             2011        $16.964      $13.701         7,449
                             2012        $13.701      $15.385         6,894
                             2013        $15.385      $21.739         5,658

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.891      $15.033           90
                             2005        $15.033      $16.573           72
                             2006        $16.573      $18.054            0
                             2007        $18.054      $18.882          288
                             2008        $18.882      $15.782          268
                             2009        $15.782      $20.188          266
                             2010        $20.188      $21.780          592
                             2011        $21.780      $22.887          210
                             2012        $22.887      $26.522          175
                             2013        $26.522      $23.790          149
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.086          325
                             2005        $11.086      $12.205          716
                             2006        $12.205      $14.580            0
                             2007        $14.580      $15.734        1,599
                             2008        $15.734      $10.992        2,029
                             2009        $10.992      $14.000        1,662
                             2010        $14.000      $15.697        1,637
                             2011        $15.697      $16.829        1,604
                             2012        $16.829      $19.123        1,569
                             2013        $19.123      $22.497        1,533
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.756        2,054
                             2005        $10.756      $12.236        1,324
                             2006        $12.236      $12.524        1,310
                             2007        $12.524      $15.008        1,304
                             2008        $15.008      $ 7.497        1,150
                             2009        $ 7.497      $12.202        1,117
                             2010        $12.202      $14.738          857
                             2011        $14.738      $14.084          763
                             2012        $14.084      $15.836          664
                             2013        $15.836      $23.053          201
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.731            0
                             2005        $10.731      $12.183        7,246
                             2006        $12.183      $12.434            0
                             2007        $12.434      $14.871        6,839
                             2008        $14.871      $ 7.405        6,914
                             2009        $ 7.405      $12.022        6,833
                             2010        $12.022      $14.492        6,799
                             2011        $14.492      $13.814        6,798
                             2012        $13.814      $15.488        5,608
                             2013        $15.488      $22.494        5,553

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.826            0
                             2007        $ 9.826      $11.844          986
                             2008        $11.844      $ 6.192        1,268
                             2009        $ 6.192      $ 9.580        1,019
                             2010        $ 9.580      $12.457          859
                             2011        $12.457      $11.368          947
                             2012        $11.368      $12.125          975
                             2013        $12.125      $16.388          797
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.584      $15.885        2,891
                             2005        $15.885      $17.630        4,078
                             2006        $17.630      $19.384          398
                             2007        $19.384      $19.619        3,868
                             2008        $19.619      $11.488        4,959
                             2009        $11.488      $16.562        5,009
                             2010        $16.562      $20.606        4,754
                             2011        $20.606      $18.493        4,746
                             2012        $18.493      $20.854        4,698
                             2013        $20.854      $35.126        4,367
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.529      $19.436        5,353
                             2005        $19.436      $22.309        5,048
                             2006        $22.309      $30.195            0
                             2007        $30.195      $24.555        4,707
                             2008        $24.555      $14.953        4,476
                             2009        $14.953      $18.888        3,811
                             2010        $18.888      $24.053        2,351
                             2011        $24.053      $24.986        1,596
                             2012        $24.986      $28.400        1,470
                             2013        $28.400      $28.409        1,227
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.885            0
                             2005        $ 9.885      $ 9.955        1,440
                             2006        $ 9.955      $10.195            0
                             2007        $10.195      $10.468          989
                             2008        $10.468      $10.475          989
                             2009        $10.475      $10.306            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY
      PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003

                          MORTALITY & EXPENSE = 1.55


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.259         2,178
                             2007        $10.259      $11.824         2,356
                             2008        $11.824      $ 6.658         4,433
                             2009        $ 6.658      $ 8.863        10,302
                             2010        $ 8.863      $10.183        10,876
                             2011        $10.183      $ 9.727         8,661
                             2012        $ 9.727      $11.100         6,115
                             2013        $11.100      $14.283         6,662
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.451             0
                             2007        $10.451      $11.133             0
                             2008        $11.133      $ 8.186             0
                             2009        $ 8.186      $ 9.970             0
                             2010        $ 9.970      $11.026             0
                             2011        $11.026      $10.788             0
                             2012        $10.788      $11.828             0
                             2013        $11.828      $13.156             0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.481             0
                             2007        $10.481      $11.324             0
                             2008        $11.324      $ 7.477         9,940
                             2009        $ 7.477      $ 9.444         9,869
                             2010        $ 9.444      $10.610             0
                             2011        $10.610      $10.296             0
                             2012        $10.296      $11.439             0
                             2013        $11.439      $12.997             0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.489             0
                             2007        $10.489      $11.448             0
                             2008        $11.448      $ 6.955             0
                             2009        $ 6.955      $ 8.964             0
                             2010        $ 8.964      $10.208             0
                             2011        $10.208      $ 9.747             0
                             2012        $ 9.747      $11.031             0
                             2013        $11.031      $13.160             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.342            0
                             2007        $10.342      $10.762            0
                             2008        $10.762      $ 9.443            0
                             2009        $ 9.443      $10.637            0
                             2010        $10.637      $11.210            0
                             2011        $11.210      $11.168            0
                             2012        $11.168      $11.660            0
                             2013        $11.660      $12.054            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.736            0
                             2007        $ 9.736      $11.700            0
                             2008        $11.700      $ 6.349            0
                             2009        $ 6.349      $ 9.010        1,210
                             2010        $ 9.010      $10.604        1,199
                             2011        $10.604      $10.466        1,190
                             2012        $10.466      $12.153        1,181
                             2013        $12.153      $16.075            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.813            0
                             2007        $10.813      $11.174          308
                             2008        $11.174      $ 6.900          270
                             2009        $ 6.900      $ 8.563          203
                             2010        $ 8.563      $ 9.653            0
                             2011        $ 9.653      $ 9.655            0
                             2012        $ 9.655      $10.969            0
                             2013        $10.969      $14.217            0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.868          244
                             2007        $ 9.868      $11.183          400
                             2008        $11.183      $ 6.636        1,137
                             2009        $ 6.636      $ 9.113        1,090
                             2010        $ 9.113      $11.513          984
                             2011        $11.513      $10.085          696
                             2012        $10.085      $11.352          691
                             2013        $11.352      $15.156          929

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.404      $14.569        10,225
                             2005        $14.569      $14.820        15,167
                             2006        $14.820      $17.002        19,524
                             2007        $17.002      $16.086        17,282
                             2008        $16.086      $10.251        12,286
                             2009        $10.251      $12.747         7,543
                             2010        $12.747      $14.614         6,690
                             2011        $14.614      $14.706         5,625
                             2012        $14.706      $16.217         3,574
                             2013        $16.217      $20.653         3,396
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.229         4,098
                             2005        $11.229      $11.211        24,507
                             2006        $11.211      $13.026        57,274
                             2007        $13.026      $13.279        54,370
                             2008        $13.279      $ 9.178         4,580
                             2009        $ 9.178      $12.229        11,017
                             2010        $12.229      $13.539        12,411
                             2011        $13.539      $13.621        11,546
                             2012        $13.621      $15.077         9,417
                             2013        $15.077      $16.880         9,181
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.521           319
                             2005        $10.521      $10.448         6,923
                             2006        $10.448      $11.386        33,583
                             2007        $11.386      $11.884        33,921
                             2008        $11.884      $ 7.645        15,333
                             2009        $ 7.645      $ 9.745         6,959
                             2010        $ 9.745      $10.685         6,749
                             2011        $10.685      $10.342         5,991
                             2012        $10.342      $11.419         4,273
                             2013        $11.419      $14.433         3,747
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.576      $17.723         9,316
                             2005        $17.723      $18.943        12,234
                             2006        $18.943      $21.775        12,049
                             2007        $21.775      $20.885        12,149
                             2008        $20.885      $13.745        11,400
                             2009        $13.745      $17.444         9,319
                             2010        $17.444      $21.979         9,101
                             2011        $21.979      $20.785         4,455
                             2012        $20.785      $24.178         1,876
                             2013        $24.178      $32.366         1,569

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.559      $17.042             0
                             2005        $17.042      $17.548             0
                             2006        $17.548      $18.743             0
                             2007        $18.743      $20.485             0
                             2008        $20.485      $11.574             0
                             2009        $11.574      $16.329           313
                             2010        $16.329      $20.477           285
                             2011        $20.477      $19.150           103
                             2012        $19.150      $20.857            99
                             2013        $20.857      $28.314           216
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.242         1,301
                             2005        $10.242      $10.307         7,219
                             2006        $10.307      $10.535         9,921
                             2007        $10.535      $11.034        17,873
                             2008        $11.034      $11.665        18,782
                             2009        $11.665      $11.817        13,030
                             2010        $11.817      $12.225        11,945
                             2011        $12.225      $12.695        11,986
                             2012        $12.695      $12.709        10,574
                             2013        $12.709      $12.208         5,749
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.007             0
                             2007        $11.007      $12.096           537
                             2008        $12.096      $ 8.504         1,370
                             2009        $ 8.504      $10.304         2,318
                             2010        $10.304      $11.335         1,325
                             2011        $11.335      $10.809         1,321
                             2012        $10.809      $12.039         1,312
                             2013        $12.039      $15.096         1,300
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.698      $14.054        22,466
                             2005        $14.054      $15.267        24,653
                             2006        $15.267      $17.760        39,114
                             2007        $17.760      $18.056        38,902
                             2008        $18.056      $11.158        18,210
                             2009        $11.158      $13.820        12,328
                             2010        $13.820      $15.100        12,151
                             2011        $15.100      $14.683        10,211
                             2012        $14.683      $16.482         5,620
                             2013        $16.482      $20.772         5,322

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.890      $20.697         4,046
                             2005        $20.697      $25.917         4,071
                             2006        $25.917      $32.621         3,914
                             2007        $32.621      $41.276         3,688
                             2008        $41.276      $19.181         2,855
                             2009        $19.181      $32.529         3,362
                             2010        $32.529      $37.584         3,754
                             2011        $37.584      $31.075         1,484
                             2012        $31.075      $34.552         1,134
                             2013        $34.552      $33.638         1,382
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.611      $15.852         5,331
                             2005        $15.852      $17.161        10,035
                             2006        $17.161      $20.480        15,050
                             2007        $20.480      $23.232        13,327
                             2008        $23.232      $13.610        11,242
                             2009        $13.610      $18.327         9,809
                             2010        $18.327      $19.522         9,788
                             2011        $19.522      $17.143         8,614
                             2012        $17.143      $19.915         6,932
                             2013        $19.915      $24.064         6,537
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.900      $14.544             0
                             2005        $14.544      $13.852             0
                             2006        $13.852      $15.350             0
                             2007        $15.350      $16.741             0
                             2008        $16.741      $17.470             0
                             2009        $17.470      $20.373             0
                             2010        $20.373      $22.911             0
                             2011        $22.911      $22.318             0
                             2012        $22.318      $25.232             0
                             2013        $25.232      $25.197             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.749      $12.327         4,952
                             2005        $12.327      $13.038         4,730
                             2006        $13.038      $13.148         4,528
                             2007        $13.148      $15.068         4,077
                             2008        $15.068      $ 7.534         3,063
                             2009        $ 7.534      $12.262         3,002
                             2010        $12.262      $14.406         2,990
                             2011        $14.406      $13.251           334
                             2012        $13.251      $14.765           253
                             2013        $14.765      $20.281           231

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.295        11,200
                             2005        $11.295      $12.465        10,949
                             2006        $12.465      $14.784        10,939
                             2007        $14.784      $15.665        10,327
                             2008        $15.665      $ 9.037         6,738
                             2009        $ 9.037      $12.361         3,755
                             2010        $12.361      $14.848         3,576
                             2011        $14.848      $14.724         3,511
                             2012        $14.724      $16.971         1,618
                             2013        $16.971      $22.390         1,518
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.288         1,358
                             2005        $11.288      $12.440         7,271
                             2006        $12.440      $14.745        12,303
                             2007        $14.745      $15.609         9,649
                             2008        $15.609      $ 8.984         8,190
                             2009        $ 8.984      $12.285         4,451
                             2010        $12.285      $14.749         4,183
                             2011        $14.749      $14.613         3,230
                             2012        $14.613      $16.810         3,068
                             2013        $16.810      $22.122         2,825
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.332         1,357
                             2005        $11.332      $11.593         1,724
                             2006        $11.593      $13.219         2,462
                             2007        $13.219      $12.686         2,668
                             2008        $12.686      $ 8.002         1,579
                             2009        $ 8.002      $10.097         1,353
                             2010        $10.097      $11.478         1,300
                             2011        $11.478      $11.041           996
                             2012        $11.041      $12.902           746
                             2013        $12.902      $17.197           600
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.956             0
                             2005        $10.956      $11.560            89
                             2006        $11.560      $12.788           391
                             2007        $12.788      $12.987           790
                             2008        $12.987      $ 9.866           645
                             2009        $ 9.866      $11.875           607
                             2010        $11.875      $13.072           601
                             2011        $13.072      $12.678           590
                             2012        $12.678      $14.000           561
                             2013        $14.000      $17.180           193

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.367      $14.989        9,193
                             2005        $14.989      $16.160        9,336
                             2006        $16.160      $18.417        9,638
                             2007        $18.417      $18.551        9,721
                             2008        $18.551      $12.357        7,378
                             2009        $12.357      $15.069        6,700
                             2010        $15.069      $16.612        6,113
                             2011        $16.612      $15.954        4,638
                             2012        $15.954      $17.925        2,536
                             2013        $17.925      $23.561        2,430
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.410      $11.119        1,935
                             2005        $11.119      $12.140        1,942
                             2006        $12.140      $12.516        2,371
                             2007        $12.516      $14.462        2,083
                             2008        $14.462      $ 7.555        2,321
                             2009        $ 7.555      $11.608        2,032
                             2010        $11.608      $14.517        1,906
                             2011        $14.517      $12.930        2,054
                             2012        $12.930      $14.181            0
                             2013        $14.181      $19.035            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.359            0
                             2005        $10.359      $10.312          155
                             2006        $10.312      $11.078        1,262
                             2007        $11.078      $11.558        2,983
                             2008        $11.558      $ 9.365        2,353
                             2009        $ 9.365      $12.360        2,031
                             2010        $12.360      $13.640        1,736
                             2011        $13.640      $13.991        1,463
                             2012        $13.991      $15.470        1,377
                             2013        $15.470      $16.443        1,470
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.908          612
                             2005        $10.908      $11.464          701
                             2006        $11.464      $12.914          728
                             2007        $12.914      $13.541          797
                             2008        $13.541      $ 9.490          828
                             2009        $ 9.490      $11.747          809
                             2010        $11.747      $13.740          185
                             2011        $13.740      $12.895          194
                             2012        $12.895      $14.011          192
                             2013        $14.011      $18.690          154

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.892             0
                             2005        $10.892      $11.050        20,654
                             2006        $11.050      $12.734        46,791
                             2007        $12.734      $12.942        46,988
                             2008        $12.942      $ 8.085         1,647
                             2009        $ 8.085      $ 9.445         1,667
                             2010        $ 9.445      $10.897         1,677
                             2011        $10.897      $10.057         1,345
                             2012        $10.057      $11.076         1,522
                             2013        $11.076      $14.790         2,049
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.140             0
                             2005        $11.140      $11.453             0
                             2006        $11.453      $12.143           443
                             2007        $12.143      $14.469           960
                             2008        $14.469      $ 8.780           940
                             2009        $ 8.780      $12.557         3,256
                             2010        $12.557      $15.167         3,230
                             2011        $15.167      $13.406         2,574
                             2012        $13.406      $15.029         2,568
                             2013        $15.029      $20.244         2,180
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.123             0
                             2005        $11.123      $11.829         1,160
                             2006        $11.829      $13.045         1,882
                             2007        $13.045      $12.891         2,671
                             2008        $12.891      $ 7.682         2,351
                             2009        $ 7.682      $ 9.557         1,984
                             2010        $ 9.557      $11.779         1,655
                             2011        $11.779      $11.110         1,414
                             2012        $11.110      $12.504         1,268
                             2013        $12.504      $16.011           895
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.285      $12.870        20,914
                             2005        $12.870      $13.262        38,670
                             2006        $13.262      $14.032        61,345
                             2007        $14.032      $15.698        60,480
                             2008        $15.698      $ 8.381        13,483
                             2009        $ 8.381      $11.871        12,435
                             2010        $11.871      $12.732        12,226
                             2011        $12.732      $12.339         5,636
                             2012        $12.339      $13.797         4,872
                             2013        $13.797      $17.547         4,390

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.107      $14.140         3,113
                             2005        $14.140      $14.405         3,081
                             2006        $14.405      $15.692         3,045
                             2007        $15.692      $15.955         2,936
                             2008        $15.955      $ 8.839         2,465
                             2009        $ 8.839      $10.562         2,460
                             2010        $10.562      $11.694         1,966
                             2011        $11.694      $11.535         1,605
                             2012        $11.535      $12.705         1,567
                             2013        $12.705      $14.087         1,473
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.106             0
                             2005        $10.106      $10.163             0
                             2006        $10.163      $10.479         2,424
                             2007        $10.479      $10.716         4,691
                             2008        $10.716      $ 6.415         5,028
                             2009        $ 6.415      $ 6.874         5,996
                             2010        $ 6.874      $ 7.517         5,976
                             2011        $ 7.517      $ 7.972         5,566
                             2012        $ 7.972      $ 8.630         5,725
                             2013        $ 8.630      $ 8.447         6,456
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.402      $14.554         5,712
                             2005        $14.554      $16.016        19,885
                             2006        $16.016      $16.163        38,130
                             2007        $16.163      $16.839        38,119
                             2008        $16.839      $ 8.403         6,517
                             2009        $ 8.403      $10.921         6,566
                             2010        $10.921      $13.645         6,464
                             2011        $13.645      $13.521         1,083
                             2012        $13.521      $15.432           754
                             2013        $15.432      $20.566           731
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.248      $16.643        10,134
                             2005        $16.643      $18.654         9,931
                             2006        $18.654      $21.513         9,862
                             2007        $21.513      $22.422         9,449
                             2008        $22.422      $13.146         9,141
                             2009        $13.146      $18.001         3,977
                             2010        $18.001      $20.465         4,117
                             2011        $20.465      $18.395         4,031
                             2012        $18.395      $21.861         2,481
                             2013        $21.861      $27.278         2,259

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.149      $12.944        12,373
                             2005        $12.944      $13.035        18,213
                             2006        $13.035      $13.735        20,127
                             2007        $13.735      $14.784        20,537
                             2008        $14.784      $12.422        15,493
                             2009        $12.422      $14.453        11,196
                             2010        $14.453      $16.300         9,489
                             2011        $16.300      $16.121         6,932
                             2012        $16.121      $17.923        10,289
                             2013        $17.923      $17.546         8,528
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.970      $13.858         5,511
                             2005        $13.858      $13.890        12,558
                             2006        $13.890      $14.909        14,922
                             2007        $14.909      $14.579        14,904
                             2008        $14.579      $ 3.069        18,259
                             2009        $ 3.069      $ 3.799        20,572
                             2010        $ 3.799      $ 4.271        18,564
                             2011        $ 4.271      $ 4.090        15,474
                             2012        $ 4.090      $ 4.539             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.646      $13.562        14,222
                             2005        $13.562      $14.092        16,010
                             2006        $14.092      $15.891        17,395
                             2007        $15.891      $16.262        18,610
                             2008        $16.262      $ 9.806        17,962
                             2009        $ 9.806      $12.333        16,019
                             2010        $12.333      $14.037        14,691
                             2011        $14.037      $13.750         9,955
                             2012        $13.750      $15.754         7,415
                             2013        $15.754      $20.346         5,204
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.677      $17.188            11
                             2005        $17.188      $18.531        10,676
                             2006        $18.531      $20.879        10,709
                             2007        $20.879      $20.228        10,840
                             2008        $20.228      $12.322         9,035
                             2009        $12.322      $16.573         8,402
                             2010        $16.573      $20.039         7,808
                             2011        $20.039      $19.222         5,943
                             2012        $19.222      $22.224         3,988
                             2013        $22.224      $30.709         3,995

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.646         9,014
                             2010        $12.646      $13.993         8,473
                             2011        $13.993      $14.014         7,892
                             2012        $14.014      $16.428         7,114
                             2013        $16.428      $21.375         6,525
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.094      $12.859        24,201
                             2005        $12.859      $13.142        23,070
                             2006        $13.142      $14.453        22,172
                             2007        $14.453      $14.336        16,769
                             2008        $14.336      $ 8.350         9,613
                             2009        $ 8.350      $10.307         7,941
                             2010        $10.307      $11.224         7,278
                             2011        $11.224      $11.335         4,885
                             2012        $11.335      $12.533         3,059
                             2013        $12.533      $14.543         2,459
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.444      $13.342         6,142
                             2005        $13.342      $14.024         4,299
                             2006        $14.024      $15.553         9,975
                             2007        $15.553      $15.730         9,388
                             2008        $15.730      $10.306         8,461
                             2009        $10.306      $13.691         7,944
                             2010        $13.691      $15.429         7,387
                             2011        $15.429      $15.098         7,178
                             2012        $15.098      $16.941         6,914
                             2013        $16.941      $19.891         6,850
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.313      $11.908        11,928
                             2005        $11.908      $13.246        11,821
                             2006        $13.246      $13.380        11,462
                             2007        $13.380      $13.067        10,249
                             2008        $13.067      $10.647        10,082
                             2009        $10.647      $13.182         9,643
                             2010        $13.182      $13.273         9,435
                             2011        $13.273      $12.889         3,822
                             2012        $12.889      $15.484         2,312
                             2013        $15.484      $21.554         1,333

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.071      $16.812         1,354
                             2005        $16.812      $17.937         1,348
                             2006        $17.937      $22.391         1,335
                             2007        $22.391      $26.387         1,320
                             2008        $26.387      $18.022           107
                             2009        $18.022      $19.011            84
                             2010        $19.011      $19.023            65
                             2011        $19.023      $17.682            47
                             2012        $17.682      $18.249             0
                             2013        $18.249      $20.409             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.518      $14.758        37,702
                             2005        $14.758      $15.260        36,054
                             2006        $15.260      $17.382        35,269
                             2007        $17.382      $16.046        31,727
                             2008        $16.046      $ 9.665        25,121
                             2009        $ 9.665      $12.328        21,440
                             2010        $12.328      $13.856        20,170
                             2011        $13.856      $12.983        15,663
                             2012        $12.983      $15.198        11,280
                             2013        $15.198      $20.262         6,178
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.357      $14.509        10,752
                             2005        $14.509      $14.698        12,426
                             2006        $14.698      $15.963        12,108
                             2007        $15.963      $16.122         5,306
                             2008        $16.122      $11.712         4,310
                             2009        $11.712      $17.284         3,807
                             2010        $17.284      $19.368         3,414
                             2011        $19.368      $19.365         1,659
                             2012        $19.365      $22.074         1,538
                             2013        $22.074      $23.394         1,409
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.452      $10.726        18,760
                             2005        $10.726      $10.788        23,226
                             2006        $10.788      $11.080        26,139
                             2007        $11.080      $11.455        17,018
                             2008        $11.455      $ 8.563        12,522
                             2009        $ 8.563      $12.339         9,120
                             2010        $12.339      $13.321        10,881
                             2011        $13.321      $13.745         7,389
                             2012        $13.745      $14.956         7,219
                             2013        $14.956      $14.971         7,436

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.395      $15.293         3,086
                             2005        $15.293      $16.861         3,379
                             2006        $16.861      $21.161         3,337
                             2007        $21.161      $22.530         3,654
                             2008        $22.530      $12.408         3,439
                             2009        $12.408      $15.195         4,435
                             2010        $15.195      $16.428         3,996
                             2011        $16.428      $13.409         2,717
                             2012        $13.409      $16.063         1,792
                             2013        $16.063      $20.214         1,696
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $13.004      $14.393        13,489
                             2005        $14.393      $15.388        12,443
                             2006        $15.388      $17.228        12,135
                             2007        $17.228      $16.052         9,111
                             2008        $16.052      $ 9.535         4,948
                             2009        $ 9.535      $12.257         4,534
                             2010        $12.257      $13.720         4,220
                             2011        $13.720      $13.488         1,699
                             2012        $13.488      $15.483         1,287
                             2013        $15.483      $20.557         1,193
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.862      $ 9.754        17,513
                             2005        $ 9.754      $ 9.828        21,821
                             2006        $ 9.828      $10.081        25,126
                             2007        $10.081      $10.379        17,347
                             2008        $10.379      $10.460        17,302
                             2009        $10.460      $10.300        20,609
                             2010        $10.300      $10.124        12,881
                             2011        $10.124      $ 9.950         9,311
                             2012        $ 9.950      $ 9.777         9,525
                             2013        $ 9.777      $ 9.608        10,807
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.509      $14.642         1,621
                             2005        $14.642      $15.827         1,628
                             2006        $15.827      $16.883         1,195
                             2007        $16.883      $17.540         1,107
                             2008        $17.540      $10.557         1,106
                             2009        $10.557      $13.707         1,105
                             2010        $13.707      $16.102         1,918
                             2011        $16.102      $15.019         1,481
                             2012        $15.019      $17.230             0
                             2013        $17.230      $23.099             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.587      $16.545        12,123
                             2005        $16.545      $17.216        12,402
                             2006        $17.216      $19.626        12,815
                             2007        $19.626      $18.340        12,449
                             2008        $18.340      $ 9.955         9,758
                             2009        $ 9.955      $ 9.371             0
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.108      $13.853         1,181
                             2005        $13.853      $14.295         1,179
                             2006        $14.295      $15.636         1,139
                             2007        $15.636      $15.449         1,103
                             2008        $15.449      $ 9.328           510
                             2009        $ 9.328      $12.208           509
                             2010        $12.208      $13.960             0
                             2011        $13.960      $13.478             0
                             2012        $13.478      $15.616             0
                             2013        $15.616      $20.464             0
PUTNAM VT VISTA FUND - CLASS IB
                             2005        $15.820      $17.434         3,308
                             2006        $17.434      $18.066         3,271
                             2007        $18.066      $18.426         3,249
                             2008        $18.426      $ 9.859         1,750
                             2009        $ 9.859      $13.441         1,715
                             2010        $13.441      $15.344             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $13.574      $12.807        17,520
                             2005        $12.807      $13.302        16,550
                             2006        $13.302      $13.781        15,275
                             2007        $13.781      $14.288        13,529
                             2008        $14.288      $ 8.840        12,967
                             2009        $ 8.840      $14.236        11,313
                             2010        $14.236      $16.898        10,812
                             2011        $16.898      $13.641         4,763
                             2012        $13.641      $15.310         1,723
                             2013        $15.310      $21.621         1,723

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.886      $15.020           959
                             2005        $15.020      $16.551           944
                             2006        $16.551      $18.020           933
                             2007        $18.020      $18.837         1,417
                             2008        $18.837      $15.737         1,293
                             2009        $15.737      $20.120         1,175
                             2010        $20.120      $21.695         1,015
                             2011        $21.695      $22.787           733
                             2012        $22.787      $26.392           599
                             2013        $26.392      $23.662           522
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.081         1,186
                             2005        $11.081      $12.192         1,189
                             2006        $12.192      $14.558         1,284
                             2007        $14.558      $15.702         1,559
                             2008        $15.702      $10.964         1,637
                             2009        $10.964      $13.958         2,807
                             2010        $13.958      $15.641         2,995
                             2011        $15.641      $16.761         2,197
                             2012        $16.761      $19.036         1,151
                             2013        $19.036      $22.383           810
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.752        12,971
                             2005        $10.752      $12.226        12,087
                             2006        $12.226      $12.507        12,478
                             2007        $12.507      $14.980        10,571
                             2008        $14.980      $ 7.479         4,207
                             2009        $ 7.479      $12.166         4,008
                             2010        $12.166      $14.688         3,857
                             2011        $14.688      $14.029         3,752
                             2012        $14.029      $15.766         2,977
                             2013        $15.766      $22.939         3,427
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.727         1,617
                             2005        $10.727      $12.172         2,440
                             2006        $12.172      $12.417         2,529
                             2007        $12.417      $14.843         2,238
                             2008        $14.843      $ 7.387             0
                             2009        $ 7.387      $11.987             0
                             2010        $11.987      $14.442             0
                             2011        $14.442      $13.760             0
                             2012        $13.760      $15.420           135
                             2013        $15.420      $22.383             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.823          862
                             2007        $ 9.823      $11.833        1,361
                             2008        $11.833      $ 6.184        1,662
                             2009        $ 6.184      $ 9.562        2,392
                             2010        $ 9.562      $12.428        2,212
                             2011        $12.428      $11.336        1,954
                             2012        $11.336      $12.083        2,033
                             2013        $12.083      $16.324        1,856
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.580      $15.872        5,824
                             2005        $15.872      $17.606        5,684
                             2006        $17.606      $19.348        5,546
                             2007        $19.348      $19.572        5,476
                             2008        $19.572      $11.455        5,010
                             2009        $11.455      $16.506        1,371
                             2010        $16.506      $20.526        1,260
                             2011        $20.526      $18.412          646
                             2012        $18.412      $20.751          148
                             2013        $20.751      $34.935          286
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.524      $19.419        6,415
                             2005        $19.419      $22.279        7,556
                             2006        $22.279      $30.139        6,875
                             2007        $30.139      $24.497        7,854
                             2008        $24.497      $14.910        7,080
                             2009        $14.910      $18.824        5,935
                             2010        $18.824      $23.959        4,800
                             2011        $23.959      $24.876        3,221
                             2012        $24.876      $28.260        2,289
                             2013        $28.260      $28.255        2,320
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.880        2,177
                             2005        $ 9.880      $ 9.944        2,285
                             2006        $ 9.944      $10.179        2,291
                             2007        $10.179      $10.447        3,072
                             2008        $10.447      $10.449        4,984
                             2009        $10.449      $10.274            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
             INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.6


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.256             0
                             2007        $10.256      $11.814        25,194
                             2008        $11.814      $ 6.649        36,627
                             2009        $ 6.649      $ 8.846        39,538
                             2010        $ 8.846      $10.158        36,285
                             2011        $10.158      $ 9.699        38,444
                             2012        $ 9.699      $11.063        26,445
                             2013        $11.063      $14.228        21,073
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.447             0
                             2007        $10.447      $11.123         1,011
                             2008        $11.123      $ 8.175        19,689
                             2009        $ 8.175      $ 9.952        19,202
                             2010        $ 9.952      $11.000        19,078
                             2011        $11.000      $10.757        18,587
                             2012        $10.757      $11.788        17,419
                             2013        $11.788      $13.104         1,002
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.477             0
                             2007        $10.477      $11.314         4,689
                             2008        $11.314      $ 7.467        11,041
                             2009        $ 7.467      $ 9.426        10,970
                             2010        $ 9.426      $10.584        10,352
                             2011        $10.584      $10.266         9,853
                             2012        $10.266      $11.400         9,376
                             2013        $11.400      $12.946             0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.486             0
                             2007        $10.486      $11.438           321
                             2008        $11.438      $ 6.945           381
                             2009        $ 6.945      $ 8.948           458
                             2010        $ 8.948      $10.184           421
                             2011        $10.184      $ 9.719           417
                             2012        $ 9.719      $10.994           414
                             2013        $10.994      $13.108             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.338             0
                             2007        $10.338      $10.753         2,697
                             2008        $10.753      $ 9.430         7,723
                             2009        $ 9.430      $10.617         4,706
                             2010        $10.617      $11.183         5,120
                             2011        $11.183      $11.136         4,921
                             2012        $11.136      $11.621         4,751
                             2013        $11.621      $12.007         1,535
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.733             0
                             2007        $ 9.733      $11.690            89
                             2008        $11.690      $ 6.340         3,211
                             2009        $ 6.340      $ 8.993         4,269
                             2010        $ 8.993      $10.578         3,105
                             2011        $10.578      $10.436         6,008
                             2012        $10.436      $12.112         5,709
                             2013        $12.112      $16.012         5,552
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.809             0
                             2007        $10.809      $11.165         8,417
                             2008        $11.165      $ 6.890        13,290
                             2009        $ 6.890      $ 8.547        14,598
                             2010        $ 8.547      $ 9.630        12,814
                             2011        $ 9.630      $ 9.627        29,229
                             2012        $ 9.627      $10.932        21,317
                             2013        $10.932      $14.162        10,057
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.865             0
                             2007        $ 9.865      $11.173        11,520
                             2008        $11.173      $ 6.627        15,668
                             2009        $ 6.627      $ 9.096        16,978
                             2010        $ 9.096      $11.485        18,372
                             2011        $11.485      $10.056        13,559
                             2012        $10.056      $11.314        11,621
                             2013        $11.314      $15.097         6,831

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.407      $14.565       116,586
                             2005        $14.565      $14.808       128,009
                             2006        $14.808      $16.980         2,079
                             2007        $16.980      $16.056       109,401
                             2008        $16.056      $10.227        85,815
                             2009        $10.227      $12.711        81,224
                             2010        $12.711      $14.566        67,997
                             2011        $14.566      $14.650        54,984
                             2012        $14.650      $16.146        51,146
                             2013        $16.146      $20.552        37,161
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.225        54,064
                             2005        $11.225      $11.202       126,530
                             2006        $11.202      $13.008           693
                             2007        $13.008      $13.254       136,788
                             2008        $13.254      $ 9.156       135,562
                             2009        $ 9.156      $12.194       120,475
                             2010        $12.194      $13.493        58,137
                             2011        $13.493      $13.568        41,166
                             2012        $13.568      $15.011        30,994
                             2013        $15.011      $16.797        29,732
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.520             0
                             2005        $10.520      $10.442        37,511
                             2006        $10.442      $11.373         1,375
                             2007        $11.373      $11.864        51,311
                             2008        $11.864      $ 7.628        51,115
                             2009        $ 7.628      $ 9.719        45,583
                             2010        $ 9.719      $10.652        43,854
                             2011        $10.652      $10.304        43,263
                             2012        $10.304      $11.371        36,449
                             2013        $11.371      $14.365        20,222
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.579      $17.718        64,056
                             2005        $17.718      $18.928        79,113
                             2006        $18.928      $21.747         2,666
                             2007        $21.747      $20.847        68,049
                             2008        $20.847      $13.713        57,856
                             2009        $13.713      $17.395        52,014
                             2010        $17.395      $21.905        49,524
                             2011        $21.905      $20.705        46,631
                             2012        $20.705      $24.072        40,152
                             2013        $24.072      $32.209        32,533

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.562      $17.037             0
                             2005        $17.037      $17.534             0
                             2006        $17.534      $18.718             0
                             2007        $18.718      $20.448             0
                             2008        $20.448      $11.547             0
                             2009        $11.547      $16.282             0
                             2010        $16.282      $20.409             0
                             2011        $20.409      $19.076             0
                             2012        $19.076      $20.766             0
                             2013        $20.766      $28.176             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.239        12,066
                             2005        $10.239      $10.298        18,565
                             2006        $10.298      $10.520           205
                             2007        $10.520      $11.014        21,851
                             2008        $11.014      $11.637        59,688
                             2009        $11.637      $11.783        77,603
                             2010        $11.783      $12.183        40,348
                             2011        $12.183      $12.646        16,458
                             2012        $12.646      $12.653        29,540
                             2013        $12.653      $12.148         9,818
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.004             0
                             2007        $11.004      $12.086         5,273
                             2008        $12.086      $ 8.492        13,487
                             2009        $ 8.492      $10.285        16,434
                             2010        $10.285      $11.308        10,319
                             2011        $11.308      $10.778         9,878
                             2012        $10.778      $11.998         6,523
                             2013        $11.998      $15.038         6,240
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.701      $14.049       134,691
                             2005        $14.049      $15.255       158,893
                             2006        $15.255      $17.737           899
                             2007        $17.737      $18.023       145,401
                             2008        $18.023      $11.132       123,770
                             2009        $11.132      $13.781       110,869
                             2010        $13.781      $15.049       102,660
                             2011        $15.049      $14.626        96,644
                             2012        $14.626      $16.410        88,207
                             2013        $16.410      $20.671        73,640

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.893      $20.691        17,094
                             2005        $20.691      $25.896        19,489
                             2006        $25.896      $32.578           612
                             2007        $32.578      $41.201        15,502
                             2008        $41.201      $19.136        15,917
                             2009        $19.136      $32.436        13,217
                             2010        $32.436      $37.459        13,884
                             2011        $37.459      $30.956        14,327
                             2012        $30.956      $34.402        11,988
                             2013        $34.402      $33.474        10,029
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.614      $15.848        52,382
                             2005        $15.848      $17.148        85,659
                             2006        $17.148      $20.453           980
                             2007        $20.453      $23.190        90,772
                             2008        $23.190      $13.578        79,582
                             2009        $13.578      $18.275        64,943
                             2010        $18.275      $19.457        66,221
                             2011        $19.457      $17.077        60,000
                             2012        $17.077      $19.829        46,392
                             2013        $19.829      $23.947        31,885
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.903      $14.540             0
                             2005        $14.540      $13.841             0
                             2006        $13.841      $15.330             0
                             2007        $15.330      $16.710             0
                             2008        $16.710      $17.429           306
                             2009        $17.429      $20.316           304
                             2010        $20.316      $22.835            90
                             2011        $22.835      $22.232            89
                             2012        $22.232      $25.122            89
                             2013        $25.122      $25.075            88
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.751      $12.323        41,584
                             2005        $12.323      $13.027        43,348
                             2006        $13.027      $13.131             0
                             2007        $13.131      $15.040        39,169
                             2008        $15.040      $ 7.516        26,423
                             2009        $ 7.516      $12.227        22,573
                             2010        $12.227      $14.358        19,466
                             2011        $14.358      $13.200        16,463
                             2012        $13.200      $14.700        12,517
                             2013        $14.700      $20.183         8,072

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.291        52,213
                             2005        $11.291      $12.455        50,188
                             2006        $12.455      $14.764        47,213
                             2007        $14.764      $15.636        40,017
                             2008        $15.636      $ 9.015        41,912
                             2009        $ 9.015      $12.325        40,402
                             2010        $12.325      $14.797        26,884
                             2011        $14.797      $14.667        21,845
                             2012        $14.667      $16.897        18,829
                             2013        $16.897      $22.281        17,853
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.284        16,469
                             2005        $11.284      $12.429        17,737
                             2006        $12.429      $14.725        20,831
                             2007        $14.725      $15.580        18,205
                             2008        $15.580      $ 8.963        19,073
                             2009        $ 8.963      $12.250        14,243
                             2010        $12.250      $14.699        16,572
                             2011        $14.699      $14.556        14,157
                             2012        $14.556      $16.735        10,900
                             2013        $16.735      $22.013         9,726
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.328        24,467
                             2005        $11.328      $11.583        55,838
                             2006        $11.583      $13.202             0
                             2007        $13.202      $12.662        58,775
                             2008        $12.662      $ 7.983        43,666
                             2009        $ 7.983      $10.067        37,945
                             2010        $10.067      $11.439        31,506
                             2011        $11.439      $10.998        28,851
                             2012        $10.998      $12.845        23,347
                             2013        $12.845      $17.113        15,545
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.952         9,915
                             2005        $10.952      $11.550        23,957
                             2006        $11.550      $12.771             0
                             2007        $12.771      $12.962        22,202
                             2008        $12.962      $ 9.843        17,204
                             2009        $ 9.843      $11.841         7,700
                             2010        $11.841      $13.028         6,753
                             2011        $13.028      $12.629         6,817
                             2012        $12.629      $13.939         6,038
                             2013        $13.939      $17.096         4,874

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.370      $14.984        83,658
                             2005        $14.984      $16.147       109,513
                             2006        $16.147      $18.392         1,547
                             2007        $18.392      $18.517       103,903
                             2008        $18.517      $12.328        74,885
                             2009        $12.328      $15.026        72,012
                             2010        $15.026      $16.556        59,872
                             2011        $16.556      $15.893        47,752
                             2012        $15.893      $17.847        36,181
                             2013        $17.847      $23.447        24,632
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.115        37,812
                             2005        $11.115      $12.129        38,344
                             2006        $12.129      $12.499             0
                             2007        $12.499      $14.435        32,662
                             2008        $14.435      $ 7.537        33,894
                             2009        $ 7.537      $11.574        31,347
                             2010        $11.574      $14.468        22,911
                             2011        $14.468      $12.879        17,007
                             2012        $12.879      $14.119        15,684
                             2013        $14.119      $18.942        12,482
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.357         6,333
                             2005        $10.357      $10.305        32,896
                             2006        $10.305      $11.066            97
                             2007        $11.066      $11.539        38,884
                             2008        $11.539      $ 9.345        31,045
                             2009        $ 9.345      $12.327        33,109
                             2010        $12.327      $13.597        31,465
                             2011        $13.597      $13.940        28,240
                             2012        $13.940      $15.405        19,405
                             2013        $15.405      $16.366        16,164
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.906           447
                             2005        $10.906      $11.456         5,736
                             2006        $11.456      $12.899             0
                             2007        $12.899      $13.519         6,346
                             2008        $13.519      $ 9.470         5,665
                             2009        $ 9.470      $11.716         5,648
                             2010        $11.716      $13.696         5,634
                             2011        $13.696      $12.847         5,508
                             2012        $12.847      $13.952         6,184
                             2013        $13.952      $18.602         5,356

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.891         4,014
                             2005        $10.891      $11.043        19,364
                             2006        $11.043      $12.720             0
                             2007        $12.720      $12.920        25,973
                             2008        $12.920      $ 8.067        24,813
                             2009        $ 8.067      $ 9.420        23,495
                             2010        $ 9.420      $10.862        19,637
                             2011        $10.862      $10.020        16,205
                             2012        $10.020      $11.029         8,740
                             2013        $11.029      $14.721         7,370
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.139             0
                             2005        $11.139      $11.446        13,872
                             2006        $11.446      $12.129             0
                             2007        $12.129      $14.445        20,067
                             2008        $14.445      $ 8.761        21,852
                             2009        $ 8.761      $12.523        20,385
                             2010        $12.523      $15.119        18,028
                             2011        $15.119      $13.356        13,664
                             2012        $13.356      $14.967        11,879
                             2013        $14.967      $20.149        10,086
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.122         1,666
                             2005        $11.122      $11.821        37,216
                             2006        $11.821      $13.030             0
                             2007        $13.030      $12.870        35,121
                             2008        $12.870      $ 7.665        29,890
                             2009        $ 7.665      $ 9.531        28,021
                             2010        $ 9.531      $11.741        23,868
                             2011        $11.741      $11.069        22,431
                             2012        $11.069      $12.451        16,794
                             2013        $12.451      $15.936         9,260
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.281      $12.859       113,045
                             2005        $12.859      $13.244       159,011
                             2006        $13.244      $14.006         2,259
                             2007        $14.006      $15.661       141,726
                             2008        $15.661      $ 8.357       122,017
                             2009        $ 8.357      $11.831       111,227
                             2010        $11.831      $12.682        69,326
                             2011        $12.682      $12.284        58,231
                             2012        $12.284      $13.730        53,625
                             2013        $13.730      $17.452        45,590

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.110      $14.136            45
                             2005        $14.136      $14.394        53,240
                             2006        $14.394      $15.672         1,527
                             2007        $15.672      $15.926        46,454
                             2008        $15.926      $ 8.819        33,181
                             2009        $ 8.819      $10.532        32,392
                             2010        $10.532      $11.655        30,956
                             2011        $11.655      $11.490        22,174
                             2012        $11.490      $12.650        19,633
                             2013        $12.650      $14.018        16,819
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.105         1,002
                             2005        $10.105      $10.156         6,138
                             2006        $10.156      $10.467           103
                             2007        $10.467      $10.699        30,223
                             2008        $10.699      $ 6.402        34,966
                             2009        $ 6.402      $ 6.856        37,514
                             2010        $ 6.856      $ 7.493        68,948
                             2011        $ 7.493      $ 7.942        60,827
                             2012        $ 7.942      $ 8.593        56,547
                             2013        $ 8.593      $ 8.408        51,949
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.405      $14.550        26,191
                             2005        $14.550      $16.003        30,878
                             2006        $16.003      $16.142         1,699
                             2007        $16.142      $16.808        30,364
                             2008        $16.808      $ 8.383        30,468
                             2009        $ 8.383      $10.890        30,711
                             2010        $10.890      $13.600        22,976
                             2011        $13.600      $13.469        20,194
                             2012        $13.469      $15.365        12,384
                             2013        $15.365      $20.466        11,148
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.251      $16.638        42,272
                             2005        $16.638      $18.639        45,684
                             2006        $18.639      $21.485             0
                             2007        $21.485      $22.381        46,754
                             2008        $22.381      $13.115        40,479
                             2009        $13.115      $17.949        35,012
                             2010        $17.949      $20.397        30,531
                             2011        $20.397      $18.324        26,652
                             2012        $18.324      $21.765        24,794
                             2013        $21.765      $27.146        16,677

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.151      $12.940       158,580
                             2005        $12.940      $13.024       193,590
                             2006        $13.024      $13.717         1,313
                             2007        $13.717      $14.757       185,190
                             2008        $14.757      $12.393       145,242
                             2009        $12.393      $14.412       141,347
                             2010        $14.412      $16.245       116,048
                             2011        $16.245      $16.059        92,778
                             2012        $16.059      $17.844        89,745
                             2013        $17.844      $17.461        92,894
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.973      $13.854        58,601
                             2005        $13.854      $13.879        66,398
                             2006        $13.879      $14.889         4,515
                             2007        $14.889      $14.552        68,088
                             2008        $14.552      $ 3.062       124,380
                             2009        $ 3.062      $ 3.788       130,817
                             2010        $ 3.788      $ 4.257        99,441
                             2011        $ 4.257      $ 4.074        83,297
                             2012        $ 4.074      $ 4.520             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.649      $13.558       126,128
                             2005        $13.558      $14.081       162,198
                             2006        $14.081      $15.871         4,560
                             2007        $15.871      $16.232       146,642
                             2008        $16.232      $ 9.784       128,655
                             2009        $ 9.784      $12.298       117,880
                             2010        $12.298      $13.990       105,524
                             2011        $13.990      $13.697        89,311
                             2012        $13.697      $15.685        73,711
                             2013        $15.685      $20.247        56,002
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.681      $17.183        38,083
                             2005        $17.183      $18.516        45,708
                             2006        $18.516      $20.851           771
                             2007        $20.851      $20.191        43,283
                             2008        $20.191      $12.293        40,551
                             2009        $12.293      $16.526        36,740
                             2010        $16.526      $19.972        29,668
                             2011        $19.972      $19.148        22,064
                             2012        $19.148      $22.127        18,143
                             2013        $22.127      $30.560        12,196

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.610        77,736
                             2010        $12.610      $13.946        70,675
                             2011        $13.946      $13.960        62,071
                             2012        $13.960      $16.356        48,938
                             2013        $16.356      $21.271        42,956
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.097      $12.855       159,026
                             2005        $12.855      $13.131       158,529
                             2006        $13.131      $14.434         3,837
                             2007        $14.434      $14.309       164,339
                             2008        $14.309      $ 8.330       136,446
                             2009        $ 8.330      $10.278       136,826
                             2010        $10.278      $11.187       121,145
                             2011        $11.187      $11.291       101,116
                             2012        $11.291      $12.478        94,261
                             2013        $12.478      $14.473        86,391
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.447      $13.338        14,001
                             2005        $13.338      $14.013        22,213
                             2006        $14.013      $15.532           324
                             2007        $15.532      $15.701        55,772
                             2008        $15.701      $10.282        70,070
                             2009        $10.282      $13.652        70,570
                             2010        $13.652      $15.378        69,402
                             2011        $15.378      $15.040        59,586
                             2012        $15.040      $16.867        57,077
                             2013        $16.867      $19.795        46,448
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.316      $11.905        32,377
                             2005        $11.905      $13.236        32,806
                             2006        $13.236      $13.362             0
                             2007        $13.362      $13.043        28,029
                             2008        $13.043      $10.622        23,212
                             2009        $10.622      $13.145        19,896
                             2010        $13.145      $13.228        17,514
                             2011        $13.228      $12.839        13,556
                             2012        $12.839      $15.416        12,337
                             2013        $15.416      $21.449        10,237

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.520      $16.807        10,632
                             2005        $16.807      $17.923        10,604
                             2006        $17.923      $22.361             0
                             2007        $22.361      $26.339         8,397
                             2008        $26.339      $17.980         6,615
                             2009        $17.980      $18.957         6,625
                             2010        $18.957      $18.959         5,611
                             2011        $18.959      $17.614         5,022
                             2012        $17.614      $18.169         3,869
                             2013        $18.169      $20.309         3,554
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.520      $14.754       169,575
                             2005        $14.754      $15.248       185,053
                             2006        $15.248      $17.359           253
                             2007        $17.359      $16.017       190,623
                             2008        $16.017      $ 9.643       185,950
                             2009        $ 9.643      $12.293       170,475
                             2010        $12.293      $13.809       161,306
                             2011        $13.809      $12.933       134,278
                             2012        $12.933      $15.132       115,259
                             2013        $15.132      $20.163       105,077
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.360      $14.504        48,524
                             2005        $14.504      $14.686        64,260
                             2006        $14.686      $15.942           248
                             2007        $15.942      $16.093        86,060
                             2008        $16.093      $11.685        72,135
                             2009        $11.685      $17.235        69,502
                             2010        $17.235      $19.303        85,107
                             2011        $19.303      $19.291        69,396
                             2012        $19.291      $21.978        64,119
                             2013        $21.978      $23.280        61,437
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.454      $10.722       154,469
                             2005        $10.722      $10.780       190,016
                             2006        $10.780      $11.066             0
                             2007        $11.066      $11.434       213,444
                             2008        $11.434      $ 8.543       158,901
                             2009        $ 8.543      $12.304       140,038
                             2010        $12.304      $13.277       126,925
                             2011        $13.277      $13.692       105,661
                             2012        $13.692      $14.891        99,705
                             2013        $14.891      $14.898        84,852

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.397      $15.289        53,652
                             2005        $15.289      $16.847        54,947
                             2006        $16.847      $21.133           127
                             2007        $21.133      $22.489        78,174
                             2008        $22.489      $12.379        81,147
                             2009        $12.379      $15.152        75,752
                             2010        $15.152      $16.373        80,104
                             2011        $16.373      $13.357        70,520
                             2012        $13.357      $15.992        60,677
                             2013        $15.992      $20.115        49,296
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $13.006      $14.388        17,910
                             2005        $14.388      $15.376        21,249
                             2006        $15.376      $17.206             0
                             2007        $17.206      $16.023        45,471
                             2008        $16.023      $ 9.513        47,407
                             2009        $ 9.513      $12.222        46,564
                             2010        $12.222      $13.674        43,817
                             2011        $13.674      $13.436        34,925
                             2012        $13.436      $15.415        30,512
                             2013        $15.415      $20.457        24,877
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.864      $ 9.751        60,176
                             2005        $ 9.751      $ 9.820        95,024
                             2006        $ 9.820      $10.068         3,691
                             2007        $10.068      $10.360       140,659
                             2008        $10.360      $10.436       173,335
                             2009        $10.436      $10.270       169,629
                             2010        $10.270      $10.090       151,666
                             2011        $10.090      $ 9.911       130,856
                             2012        $ 9.911      $ 9.734       112,419
                             2013        $ 9.734      $ 9.561       111,071
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.511      $14.637        38,929
                             2005        $14.637      $15.814        37,591
                             2006        $15.814      $16.861           180
                             2007        $16.861      $17.508        28,931
                             2008        $17.508      $10.532        17,602
                             2009        $10.532      $13.668        15,090
                             2010        $13.668      $16.049        34,700
                             2011        $16.049      $14.961        27,089
                             2012        $14.961      $17.155        20,182
                             2013        $17.155      $22.987        16,831

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.590      $16.540        44,698
                             2005        $16.540      $17.202        69,366
                             2006        $17.202      $19.600             0
                             2007        $19.600      $18.307        89,558
                             2008        $18.307      $ 9.932        81,541
                             2009        $ 9.932      $ 9.349             0
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.110      $13.849        28,578
                             2005        $13.849      $14.284        30,299
                             2006        $14.284      $15.616             0
                             2007        $15.616      $15.420        26,302
                             2008        $15.420      $ 9.307        17,572
                             2009        $ 9.307      $12.173        17,236
                             2010        $12.173      $13.914        15,339
                             2011        $13.914      $13.426         9,429
                             2012        $13.426      $15.548         7,300
                             2013        $15.548      $20.364         6,117
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.577      $15.815        32,693
                             2005        $15.815      $17.420        33,259
                             2006        $17.420      $18.042           140
                             2007        $18.042      $18.392        31,540
                             2008        $18.392      $ 9.836        27,416
                             2009        $ 9.836      $13.403        25,475
                             2010        $13.403      $15.294             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.412      $12.803       152,013
                             2005        $12.803      $13.291       151,507
                             2006        $13.291      $13.763           372
                             2007        $13.763      $14.262       147,769
                             2008        $14.262      $ 8.819       138,420
                             2009        $ 8.819      $14.196       114,783
                             2010        $14.196      $16.841       111,430
                             2011        $16.841      $13.588        91,054
                             2012        $13.588      $15.243        77,396
                             2013        $15.243      $21.516        59,564

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.889      $15.016        13,837
                             2005        $15.016      $16.537        19,621
                             2006        $16.537      $17.997         1,062
                             2007        $17.997      $18.803        22,037
                             2008        $18.803      $15.700        15,884
                             2009        $15.700      $20.062        15,317
                             2010        $20.062      $21.623        18,858
                             2011        $21.623      $22.699        16,361
                             2012        $22.699      $26.277        16,958
                             2013        $26.277      $23.546        16,702
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.075         3,485
                             2005        $11.075      $12.180        16,614
                             2006        $12.180      $14.536        16,282
                             2007        $14.536      $15.670        22,543
                             2008        $15.670      $10.936        17,113
                             2009        $10.936      $13.915        14,053
                             2010        $13.915      $15.586        13,646
                             2011        $15.586      $16.693        12,772
                             2012        $16.693      $18.949         8,723
                             2013        $18.949      $22.269         4,088
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.749        41,515
                             2005        $10.749      $12.215        37,835
                             2006        $12.215      $12.490        39,742
                             2007        $12.490      $14.952        33,760
                             2008        $14.952      $ 7.461        34,702
                             2009        $ 7.461      $12.131        27,265
                             2010        $12.131      $14.638        19,511
                             2011        $14.638      $13.974        17,882
                             2012        $13.974      $15.697        16,748
                             2013        $15.697      $22.827        12,712
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.723         1,393
                             2005        $10.723      $12.162         2,409
                             2006        $12.162      $12.400         2,469
                             2007        $12.400      $14.815           962
                             2008        $14.815      $ 7.370         1,285
                             2009        $ 7.370      $11.953         1,064
                             2010        $11.953      $14.394         1,001
                             2011        $14.394      $13.707         1,053
                             2012        $13.707      $15.352         1,054
                             2013        $15.352      $22.273           863

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.820         9,293
                             2007        $ 9.820      $11.823         8,806
                             2008        $11.823      $ 6.175        14,967
                             2009        $ 6.175      $ 9.544        13,049
                             2010        $ 9.544      $12.398        12,013
                             2011        $12.398      $11.303        11,545
                             2012        $11.303      $12.042         9,830
                             2013        $12.042      $16.260         6,378
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.575      $15.858        16,364
                             2005        $15.858      $17.582        17,150
                             2006        $17.582      $19.312        14,967
                             2007        $19.312      $19.526        13,599
                             2008        $19.526      $11.422        12,638
                             2009        $11.422      $16.450        11,510
                             2010        $16.450      $20.446        13,972
                             2011        $20.446      $18.331        13,406
                             2012        $18.331      $20.650        11,944
                             2013        $20.650      $34.746        10,833
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.527      $19.413        33,325
                             2005        $19.413      $22.261        37,786
                             2006        $22.261      $30.100        34,174
                             2007        $30.100      $24.452        31,753
                             2008        $24.452      $14.875        30,993
                             2009        $14.875      $18.771        26,760
                             2010        $18.771      $23.879        22,937
                             2011        $23.879      $24.780        17,029
                             2012        $24.780      $28.137        13,017
                             2013        $28.137      $28.118        10,773
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.875        35,818
                             2005        $ 9.875      $ 9.934        46,443
                             2006        $ 9.934      $10.164           106
                             2007        $10.164      $10.426        49,881
                             2008        $10.426      $10.422        44,205
                             2009        $10.422      $10.243             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
PROTECTION (ANNUAL INCREASE) OPTION, ADDED OR ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION,
  BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)
                          MORTALITY & EXPENSE = 1.65


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.252             0
                             2007        $10.252      $11.804        17,211
                             2008        $11.804      $ 6.640        17,436
                             2009        $ 6.640      $ 8.830        11,859
                             2010        $ 8.830      $10.134         9,596
                             2011        $10.134      $ 9.671         7,970
                             2012        $ 9.671      $11.025         5,891
                             2013        $11.025      $14.172         5,203
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.444             0
                             2007        $10.444      $11.114             0
                             2008        $11.114      $ 8.164             0
                             2009        $ 8.164      $ 9.933             0
                             2010        $ 9.933      $10.974             0
                             2011        $10.974      $10.726             0
                             2012        $10.726      $11.748             0
                             2013        $11.748      $13.053             0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.473             0
                             2007        $10.473      $11.304             0
                             2008        $11.304      $ 7.456             0
                             2009        $ 7.456      $ 9.409         7,678
                             2010        $ 9.409      $10.559         7,626
                             2011        $10.559      $10.237         7,578
                             2012        $10.237      $11.361         7,758
                             2013        $11.361      $12.896           229

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.482            0
                             2007        $10.482      $11.428            0
                             2008        $11.428      $ 6.936            0
                             2009        $ 6.936      $ 8.931            0
                             2010        $ 8.931      $10.160            0
                             2011        $10.160      $ 9.691            0
                             2012        $ 9.691      $10.956            0
                             2013        $10.956      $13.057            0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.335            0
                             2007        $10.335      $10.743            0
                             2008        $10.743      $ 9.417        1,007
                             2009        $ 9.417      $10.597            0
                             2010        $10.597      $11.157            0
                             2011        $11.157      $11.104            0
                             2012        $11.104      $11.581            0
                             2013        $11.581      $11.960            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.729            0
                             2007        $ 9.729      $11.680            0
                             2008        $11.680      $ 6.332            0
                             2009        $ 6.332      $ 8.976            0
                             2010        $ 8.976      $10.553            0
                             2011        $10.553      $10.406            0
                             2012        $10.406      $12.071            0
                             2013        $12.071      $15.950            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.805            0
                             2007        $10.805      $11.155            0
                             2008        $11.155      $ 6.881            0
                             2009        $ 6.881      $ 8.531          516
                             2010        $ 8.531      $ 9.607          492
                             2011        $ 9.607      $ 9.599          467
                             2012        $ 9.599      $10.895          444
                             2013        $10.895      $14.107          657

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.862             0
                             2007        $ 9.862      $11.164           797
                             2008        $11.164      $ 6.618         2,268
                             2009        $ 6.618      $ 9.079           905
                             2010        $ 9.079      $11.458           900
                             2011        $11.458      $10.027           895
                             2012        $10.027      $11.275           890
                             2013        $11.275      $15.038           885
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.384      $14.532        29,585
                             2005        $14.532      $14.767        30,396
                             2006        $14.767      $16.925         1,716
                             2007        $16.925      $15.996        16,083
                             2008        $15.996      $10.183        13,318
                             2009        $10.183      $12.650         9,632
                             2010        $12.650      $14.489         9,130
                             2011        $14.489      $14.565         4,053
                             2012        $14.565      $16.045         4,060
                             2013        $16.045      $20.413         3,893
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.221             0
                             2005        $11.221      $11.192             0
                             2006        $11.192      $12.991             0
                             2007        $12.991      $13.229        12,621
                             2008        $13.229      $ 9.135        14,413
                             2009        $ 9.135      $12.158        13,832
                             2010        $12.158      $13.447        13,259
                             2011        $13.447      $13.515        13,234
                             2012        $13.515      $14.944         6,661
                             2013        $14.944      $16.715         6,393
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.519             0
                             2005        $10.519      $10.435         1,715
                             2006        $10.435      $11.360             0
                             2007        $11.360      $11.844         1,223
                             2008        $11.844      $ 7.612         1,225
                             2009        $ 7.612      $ 9.693           339
                             2010        $ 9.693      $10.618           338
                             2011        $10.618      $10.266           338
                             2012        $10.266      $11.323           338
                             2013        $11.323      $14.297           320

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.554      $17.679        22,182
                             2005        $17.679      $18.876        20,132
                             2006        $18.876      $21.676             0
                             2007        $21.676      $20.769         6,662
                             2008        $20.769      $13.655         4,744
                             2009        $13.655      $17.312         4,347
                             2010        $17.312      $21.790         4,123
                             2011        $21.790      $20.585         2,968
                             2012        $20.585      $23.921         2,894
                             2013        $23.921      $31.990         2,859
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.535      $16.999         4,616
                             2005        $16.999      $17.486         4,729
                             2006        $17.486      $18.658         4,800
                             2007        $18.658      $20.371         4,741
                             2008        $20.371      $11.498         4,776
                             2009        $11.498      $16.205         4,856
                             2010        $16.205      $20.301         2,732
                             2011        $20.301      $18.966         2,613
                             2012        $18.966      $20.636         2,612
                             2013        $20.636      $27.985         1,685
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.235         2,728
                             2005        $10.235      $10.289         2,586
                             2006        $10.289      $10.506             0
                             2007        $10.506      $10.993        14,811
                             2008        $10.993      $11.610        29,328
                             2009        $11.610      $11.749        27,287
                             2010        $11.749      $12.142        25,173
                             2011        $12.142      $12.596        24,479
                             2012        $12.596      $12.597        15,839
                             2013        $12.597      $12.089        10,738
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.000             0
                             2007        $11.000      $12.076         5,854
                             2008        $12.076      $ 8.480         5,128
                             2009        $ 8.480      $10.265         3,890
                             2010        $10.265      $11.282         2,345
                             2011        $11.282      $10.747         1,259
                             2012        $10.747      $11.957           185
                             2013        $11.957      $14.979             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.680      $14.018        23,641
                             2005        $14.018      $15.213        28,867
                             2006        $15.213      $17.679         1,324
                             2007        $17.679      $17.956        30,363
                             2008        $17.956      $11.085        27,255
                             2009        $11.085      $13.715        15,645
                             2010        $13.715      $14.970        14,453
                             2011        $14.970      $14.542         7,886
                             2012        $14.542      $16.307         7,205
                             2013        $16.307      $20.530         5,175
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.865      $20.645         7,672
                             2005        $20.645      $25.825         7,674
                             2006        $25.825      $32.472             0
                             2007        $32.472      $41.046         3,959
                             2008        $41.046      $19.055         3,511
                             2009        $19.055      $32.282         2,891
                             2010        $32.282      $37.261         1,065
                             2011        $37.261      $30.777           833
                             2012        $30.777      $34.185           682
                             2013        $34.185      $33.247           716
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.591      $15.812        17,001
                             2005        $15.812      $17.101        16,727
                             2006        $17.101      $20.387             0
                             2007        $20.387      $23.103         8,802
                             2008        $23.103      $13.521        10,126
                             2009        $13.521      $18.188         9,206
                             2010        $18.188      $19.355         9,419
                             2011        $19.355      $16.978         9,442
                             2012        $16.978      $19.704         9,430
                             2013        $19.704      $23.784         9,659
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.881      $14.507         1,476
                             2005        $14.507      $13.803         1,470
                             2006        $13.803      $15.280         1,463
                             2007        $15.280      $16.647         1,456
                             2008        $16.647      $17.355         1,449
                             2009        $17.355      $20.219         1,437
                             2010        $20.219      $22.715         1,428
                             2011        $22.715      $22.103           610
                             2012        $22.103      $24.965           607
                             2013        $24.965      $24.904             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.287        10,929
                             2005        $11.287      $12.444         5,922
                             2006        $12.444      $14.744         5,871
                             2007        $14.744      $15.607         5,607
                             2008        $15.607      $ 8.994         4,657
                             2009        $ 8.994      $12.290         4,286
                             2010        $12.290      $14.747         3,940
                             2011        $14.747      $14.610         1,869
                             2012        $14.610      $16.822         1,745
                             2013        $16.822      $22.171         1,629
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.281         1,976
                             2005        $11.281      $12.419         1,976
                             2006        $12.419      $14.705             0
                             2007        $14.705      $15.551         1,976
                             2008        $15.551      $ 8.942             0
                             2009        $ 8.942      $12.214             0
                             2010        $12.214      $14.649             0
                             2011        $14.649      $14.499             0
                             2012        $14.499      $16.662             0
                             2013        $16.662      $21.905             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.324             0
                             2005        $11.324      $11.573           644
                             2006        $11.573      $13.184             0
                             2007        $13.184      $12.638           952
                             2008        $12.638      $ 7.964           953
                             2009        $ 7.964      $10.038           663
                             2010        $10.038      $11.400           656
                             2011        $11.400      $10.955           651
                             2012        $10.955      $12.788           645
                             2013        $12.788      $17.028           632
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.948             0
                             2005        $10.948      $11.540         1,258
                             2006        $11.540      $12.753             0
                             2007        $12.753      $12.938         9,912
                             2008        $12.938      $ 9.820         8,287
                             2009        $ 9.820      $11.807         2,505
                             2010        $11.807      $12.984         1,510
                             2011        $12.984      $12.580           810
                             2012        $12.580      $13.877           119
                             2013        $13.877      $17.012             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.347      $14.951        16,725
                             2005        $14.951      $16.103        18,344
                             2006        $16.103      $18.333           316
                             2007        $18.333      $18.448        18,958
                             2008        $18.448      $12.275        17,452
                             2009        $12.275      $14.954        11,894
                             2010        $14.954      $16.469         8,900
                             2011        $16.469      $15.801         7,885
                             2012        $15.801      $17.735         7,548
                             2013        $17.735      $23.287         7,228
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.111         4,549
                             2005        $11.111      $12.119         4,454
                             2006        $12.119      $12.482             0
                             2007        $12.482      $14.408         3,529
                             2008        $14.408      $ 7.519         4,092
                             2009        $ 7.519      $11.541         3,478
                             2010        $11.541      $14.419         3,287
                             2011        $14.419      $12.829         2,596
                             2012        $12.829      $14.056         2,625
                             2013        $14.056      $18.848         2,349
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.356         2,730
                             2005        $10.356      $10.299         9,897
                             2006        $10.299      $11.053             0
                             2007        $11.053      $11.520        14,755
                             2008        $11.520      $ 9.325        17,873
                             2009        $ 9.325      $12.294        16,080
                             2010        $12.294      $13.554        15,818
                             2011        $13.554      $13.888        15,560
                             2012        $13.888      $15.341         8,374
                             2013        $15.341      $16.289         8,138
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.905             0
                             2005        $10.905      $11.449             0
                             2006        $11.449      $12.884             0
                             2007        $12.884      $13.496         6,601
                             2008        $13.496      $ 9.449         6,601
                             2009        $ 9.449      $11.685         6,601
                             2010        $11.685      $13.652         6,601
                             2011        $13.652      $12.800         6,601
                             2012        $12.800      $13.893           654
                             2013        $13.893      $18.515           633

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.889            0
                             2005        $10.889      $11.036        1,300
                             2006        $11.036      $12.705            0
                             2007        $12.705      $12.899        1,647
                             2008        $12.899      $ 8.050        1,599
                             2009        $ 8.050      $ 9.395        1,555
                             2010        $ 9.395      $10.828        1,638
                             2011        $10.828      $ 9.983        1,634
                             2012        $ 9.983      $10.983        1,618
                             2013        $10.983      $14.651        3,784
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.137            0
                             2005        $11.137      $11.438            0
                             2006        $11.438      $12.115            0
                             2007        $12.115      $14.421        9,718
                             2008        $14.421      $ 8.742        9,353
                             2009        $ 8.742      $12.490        7,131
                             2010        $12.490      $15.071        6,668
                             2011        $15.071      $13.307        6,344
                             2012        $13.307      $14.904           55
                             2013        $14.904      $20.054            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.120            0
                             2005        $11.120      $11.814        2,147
                             2006        $11.814      $13.015            0
                             2007        $13.015      $12.849        6,587
                             2008        $12.849      $ 7.648        6,252
                             2009        $ 7.648      $ 9.506        4,151
                             2010        $ 9.506      $11.704        3,021
                             2011        $11.704      $11.028        2,209
                             2012        $11.028      $12.399        1,427
                             2013        $12.399      $15.861        2,273
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.277      $12.848        4,586
                             2005        $12.848      $13.226        5,866
                             2006        $13.226      $13.980        2,050
                             2007        $13.980      $15.623        2,953
                             2008        $15.623      $ 8.333        4,126
                             2009        $ 8.333      $11.791        3,830
                             2010        $11.791      $12.633        3,939
                             2011        $12.633      $12.230        3,861
                             2012        $12.230      $13.662        3,743
                             2013        $13.662      $17.358        5,666

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.087      $14.101        15,028
                             2005        $14.105      $14.354        13,893
                             2006        $14.354      $15.621             0
                             2007        $15.621      $15.866        10,038
                             2008        $15.866      $ 8.781         7,986
                             2009        $ 8.781      $10.481         6,437
                             2010        $10.481      $11.593         5,012
                             2011        $11.593      $11.424         2,146
                             2012        $11.424      $12.571         2,096
                             2013        $12.571      $13.923         2,086
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.104             0
                             2005        $10.104      $10.150         1,352
                             2006        $10.150      $10.455             0
                             2007        $10.455      $10.681         1,474
                             2008        $10.681      $ 6.388         2,782
                             2009        $ 6.388      $ 6.838         2,449
                             2010        $ 6.838      $ 7.469         1,636
                             2011        $ 7.469      $ 7.913         5,153
                             2012        $ 7.913      $ 8.557         5,129
                             2013        $ 8.557      $ 8.368         8,925
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.384      $14.518         2,385
                             2005        $14.518      $15.959         2,909
                             2006        $15.959      $16.090             0
                             2007        $16.090      $16.745         3,279
                             2008        $16.745      $ 8.348         3,715
                             2009        $ 8.348      $10.838         3,827
                             2010        $10.838      $13.528         3,199
                             2011        $13.528      $13.391         2,439
                             2012        $13.391      $15.268         2,337
                             2013        $15.268      $20.327         3,265
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.227      $16.601         6,198
                             2005        $16.601      $18.588         5,790
                             2006        $18.588      $21.415           276
                             2007        $21.415      $22.297         6,624
                             2008        $22.297      $13.059         5,070
                             2009        $13.059      $17.864         4,938
                             2010        $17.864      $20.289         2,817
                             2011        $20.289      $18.218         2,126
                             2012        $18.218      $21.629         2,035
                             2013        $21.629      $26.961         1,735

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.130      $12.911        32,182
                             2005        $12.911      $12.989        30,638
                             2006        $12.989      $13.673             0
                             2007        $13.673      $14.702        26,917
                             2008        $14.702      $12.341        27,686
                             2009        $12.341      $14.344        26,055
                             2010        $14.344      $16.160        20,272
                             2011        $16.160      $15.966        15,003
                             2012        $15.966      $17.732        16,743
                             2013        $17.732      $17.342        19,879
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.951      $13.823        11,354
                             2005        $13.823      $13.841        11,248
                             2006        $13.841      $14.841           756
                             2007        $14.841      $14.498        10,466
                             2008        $14.498      $ 3.049        11,838
                             2009        $ 3.049      $ 3.770        17,343
                             2010        $ 3.770      $ 4.235        13,646
                             2011        $ 4.235      $ 4.051        11,234
                             2012        $ 4.051      $ 4.492             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.627      $13.528        25,357
                             2005        $13.528      $14.042        24,086
                             2006        $14.042      $15.819             0
                             2007        $15.819      $16.171        21,635
                             2008        $16.171      $ 9.742        14,790
                             2009        $ 9.742      $12.240        13,709
                             2010        $12.240      $13.916        13,416
                             2011        $13.916      $13.618         9,850
                             2012        $13.618      $15.586         9,585
                             2013        $15.586      $20.110         9,324
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.655      $17.145        20,729
                             2005        $17.145      $18.465        21,406
                             2006        $18.465      $20.784             0
                             2007        $20.784      $20.115        10,865
                             2008        $20.115      $12.241         7,391
                             2009        $12.241      $16.447         6,392
                             2010        $16.447      $19.867         5,940
                             2011        $19.867      $19.037         2,467
                             2012        $19.037      $21.988         2,027
                             2013        $21.988      $30.352         1,731

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.550         1,128
                             2010        $12.550      $13.872         1,016
                             2011        $13.872      $13.879         1,002
                             2012        $13.879      $16.253           988
                             2013        $16.253      $21.126         1,129
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.076      $12.827        20,695
                             2005        $12.827      $13.095        17,545
                             2006        $13.095      $14.387             0
                             2007        $14.387      $14.256        15,935
                             2008        $14.256      $ 8.295        13,407
                             2009        $ 8.295      $10.229        12,793
                             2010        $10.229      $11.128        11,861
                             2011        $11.128      $11.226         1,126
                             2012        $11.226      $12.400         1,123
                             2013        $12.400      $14.374         1,123
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.425      $13.308         3,059
                             2005        $13.308      $13.975         3,044
                             2006        $13.975      $15.482             0
                             2007        $15.482      $15.642         1,203
                             2008        $15.642      $10.238           914
                             2009        $10.238      $13.587           884
                             2010        $13.587      $15.297           857
                             2011        $15.297      $14.953           831
                             2012        $14.953      $16.761           806
                             2013        $16.761      $19.660           781
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.296      $11.878         5,146
                             2005        $11.878      $13.199         4,026
                             2006        $13.199      $13.319             0
                             2007        $13.319      $12.994         3,784
                             2008        $12.994      $10.577         3,453
                             2009        $10.577      $13.082         3,402
                             2010        $13.082      $13.159         3,282
                             2011        $13.159      $12.765         3,073
                             2012        $12.765      $15.319         2,862
                             2013        $15.319      $21.303         2,683

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.049      $16.770         2,488
                             2005        $16.770      $17.874         2,334
                             2006        $17.874      $22.289             0
                             2007        $22.289      $26.240         1,074
                             2008        $26.240      $17.903           313
                             2009        $17.903      $18.867           297
                             2010        $18.867      $18.859           206
                             2011        $18.859      $17.512           124
                             2012        $17.512      $18.055           123
                             2013        $18.055      $20.172           122
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.497      $14.721        23,045
                             2005        $14.721      $15.207        20,975
                             2006        $15.207      $17.303             0
                             2007        $17.303      $15.957        15,859
                             2008        $15.957      $ 9.602        13,659
                             2009        $ 9.602      $12.235        12,904
                             2010        $12.235      $13.737        11,254
                             2011        $13.737      $12.859         5,594
                             2012        $12.859      $15.037         5,199
                             2013        $15.037      $20.026         4,608
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.337      $14.472         4,076
                             2005        $14.472      $14.646         3,614
                             2006        $14.646      $15.891             0
                             2007        $15.891      $16.032         2,107
                             2008        $16.032      $11.635         1,071
                             2009        $11.635      $17.152           911
                             2010        $17.152      $19.201           757
                             2011        $19.201      $19.179           475
                             2012        $19.179      $21.840           632
                             2013        $21.840      $23.122           789
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.436      $10.699        45,527
                             2005        $10.699      $10.750        37,275
                             2006        $10.750      $11.030             0
                             2007        $11.030      $11.391        30,908
                             2008        $11.391      $ 8.506        30,267
                             2009        $ 8.506      $12.246        27,442
                             2010        $12.246      $13.207        24,254
                             2011        $13.207      $13.613         8,781
                             2012        $13.613      $14.797         7,344
                             2013        $14.797      $14.797         6,583

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.374      $15.254        18,503
                             2005        $15.254      $16.801        17,729
                             2006        $16.801      $21.065             0
                             2007        $21.065      $22.405        16,428
                             2008        $22.405      $12.326        13,777
                             2009        $12.326      $15.080        11,717
                             2010        $15.080      $16.287        10,593
                             2011        $16.287      $13.280         8,736
                             2012        $13.280      $15.892         7,111
                             2013        $15.892      $19.979         6,501
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.984      $14.356         8,897
                             2005        $14.356      $15.334         5,866
                             2006        $15.334      $17.150             0
                             2007        $17.150      $15.963         2,450
                             2008        $15.963      $ 9.472         2,640
                             2009        $ 9.472      $12.164         1,498
                             2010        $12.164      $13.602         1,066
                             2011        $13.602      $13.358           658
                             2012        $13.358      $15.318           475
                             2013        $15.318      $20.318           345
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.847      $ 9.730        11,772
                             2005        $ 9.730      $ 9.793        18,098
                             2006        $ 9.793      $10.036             0
                             2007        $10.036      $10.321        24,452
                             2008        $10.321      $10.392        16,371
                             2009        $10.392      $10.221        10,576
                             2010        $10.221      $10.037         9,119
                             2011        $10.037      $ 9.854         2,217
                             2012        $ 9.854      $ 9.673         2,245
                             2013        $ 9.673      $ 9.496        17,662
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.488      $14.605         1,096
                             2005        $14.605      $15.771           997
                             2006        $15.771      $16.807             0
                             2007        $16.807      $17.442           850
                             2008        $17.442      $10.487           845
                             2009        $10.487      $13.603           839
                             2010        $13.603      $15.964         6,913
                             2011        $15.964      $14.874         3,455
                             2012        $14.874      $17.047         3,320
                             2013        $17.047      $22.831         3,178

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.565      $16.503         2,792
                             2005        $16.503      $17.155         4,975
                             2006        $17.155      $19.537             0
                             2007        $19.537      $18.238         3,012
                             2008        $18.238      $ 9.889         1,343
                             2009        $ 9.889      $ 9.308             0
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.088      $13.818         2,716
                             2005        $13.818      $14.245         2,689
                             2006        $14.245      $15.565             0
                             2007        $15.565      $15.363         1,786
                             2008        $15.363      $ 9.267         1,986
                             2009        $ 9.267      $12.115         1,769
                             2010        $12.115      $13.840         1,128
                             2011        $13.840      $13.349           792
                             2012        $13.349      $15.450           458
                             2013        $15.450      $20.226           220
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.554      $15.780         9,362
                             2005        $15.780      $17.373         8,609
                             2006        $17.373      $17.983             0
                             2007        $17.983      $18.323         6,564
                             2008        $18.323      $ 9.794         6,469
                             2009        $ 9.794      $13.339         6,543
                             2010        $13.339      $15.216             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.391      $12.775        30,818
                             2005        $12.775      $13.254        26,194
                             2006        $13.254      $13.718             0
                             2007        $13.718      $14.208        18,053
                             2008        $14.208      $ 8.782        15,619
                             2009        $ 8.782      $14.128        14,375
                             2010        $14.128      $16.753        13,229
                             2011        $16.753      $13.510         8,560
                             2012        $13.510      $15.147         8,333
                             2013        $15.147      $21.370         7,228

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.865      $14.982         2,117
                             2005        $14.982      $16.492           518
                             2006        $16.492      $17.939             0
                             2007        $17.939      $18.733         1,288
                             2008        $18.733      $15.633           651
                             2009        $15.633      $19.967             0
                             2010        $19.967      $21.509             0
                             2011        $21.509      $22.568         1,199
                             2012        $22.568      $26.111         1,193
                             2013        $26.111      $23.387         1,187
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.069         2,657
                             2005        $11.069      $12.168         3,726
                             2006        $12.168      $14.514             0
                             2007        $14.514      $15.638         5,742
                             2008        $15.638      $10.908         3,291
                             2009        $10.908      $13.873         1,983
                             2010        $13.873      $15.530         1,857
                             2011        $15.530      $16.625         1,742
                             2012        $16.625      $18.863         1,635
                             2013        $18.863      $22.156         1,541
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.745        10,385
                             2005        $10.745      $12.205         4,057
                             2006        $12.205      $12.473         9,634
                             2007        $12.473      $14.924         8,390
                             2008        $14.924      $ 7.443         8,663
                             2009        $ 7.443      $12.096         2,472
                             2010        $12.096      $14.589         2,255
                             2011        $14.589      $13.920         1,851
                             2012        $13.920      $15.628         1,836
                             2013        $15.628      $22.715         1,633
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.720           536
                             2005        $10.720      $12.152           532
                             2006        $12.152      $12.383             0
                             2007        $12.383      $14.788           525
                             2008        $14.788      $ 7.352             0
                             2009        $ 7.352      $11.918             0
                             2010        $11.918      $14.345             0
                             2011        $14.345      $13.653             0
                             2012        $13.653      $15.285             0
                             2013        $15.285      $22.164             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.816             0
                             2007        $ 9.816      $11.813         2,484
                             2008        $11.813      $ 6.167         1,397
                             2009        $ 6.167      $ 9.526           155
                             2010        $ 9.526      $12.369             0
                             2011        $12.369      $11.270             0
                             2012        $11.270      $12.001             0
                             2013        $12.001      $16.197             0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.570      $15.845         2,501
                             2005        $15.845      $17.558         1,521
                             2006        $17.558      $19.276             0
                             2007        $19.276      $19.480         2,011
                             2008        $19.480      $11.389           604
                             2009        $11.389      $16.394             0
                             2010        $16.394      $20.367             0
                             2011        $20.367      $18.250             0
                             2012        $18.250      $20.548             0
                             2013        $20.548      $34.558             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.502      $19.370        12,089
                             2005        $19.370      $22.200        11,053
                             2006        $22.200      $30.002             0
                             2007        $30.002      $24.361         3,788
                             2008        $24.361      $14.812         3,164
                             2009        $14.812      $18.681         2,492
                             2010        $18.681      $23.753         2,377
                             2011        $23.753      $24.637         2,304
                             2012        $24.637      $27.960         2,237
                             2013        $27.960      $27.927         2,521
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.870         5,465
                             2005        $ 9.870      $ 9.924         1,859
                             2006        $ 9.924      $10.148             0
                             2007        $10.148      $10.404         2,847
                             2008        $10.404      $10.396         2,828
                             2009        $10.396      $10.212             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
   PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.7


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.249          0
                             2007        $10.249      $11.794          0
                             2008        $11.794      $ 6.631          0
                             2009        $ 6.631      $ 8.813          0
                             2010        $ 8.813      $10.110          0
                             2011        $10.110      $ 9.643          0
                             2012        $ 9.643      $10.988          0
                             2013        $10.988      $14.117          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.440          0
                             2007        $10.440      $11.104          0
                             2008        $11.104      $ 8.152          0
                             2009        $ 8.152      $ 9.914          0
                             2010        $ 9.914      $10.947          0
                             2011        $10.947      $10.695          0
                             2012        $10.695      $11.708          0
                             2013        $11.708      $13.002          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.470          0
                             2007        $10.470      $11.295          0
                             2008        $11.295      $ 7.446          0
                             2009        $ 7.446      $ 9.391          0
                             2010        $ 9.391      $10.534          0
                             2011        $10.534      $10.207          0
                             2012        $10.207      $11.323          0
                             2013        $11.323      $12.845          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.479          0
                             2007        $10.479      $11.419          0
                             2008        $11.419      $ 6.926          0
                             2009        $ 6.926      $ 8.914          0
                             2010        $ 8.914      $10.135          0
                             2011        $10.135      $ 9.663          0
                             2012        $ 9.663      $10.919          0
                             2013        $10.919      $13.006          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.331           0
                             2007        $10.331      $10.734           0
                             2008        $10.734      $ 9.404           0
                             2009        $ 9.404      $10.577           0
                             2010        $10.577      $11.130           0
                             2011        $11.130      $11.072           0
                             2012        $11.072      $11.542           0
                             2013        $11.542      $11.913           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.726           0
                             2007        $ 9.726      $11.670         824
                             2008        $11.670      $ 6.323           0
                             2009        $ 6.323      $ 8.960           0
                             2010        $ 8.960      $10.528           0
                             2011        $10.528      $10.376           0
                             2012        $10.376      $12.030           0
                             2013        $12.030      $15.887           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.802           0
                             2007        $10.802      $11.145           0
                             2008        $11.145      $ 6.871           0
                             2009        $ 6.871      $ 8.515           0
                             2010        $ 8.515      $ 9.584           0
                             2011        $ 9.584      $ 9.571           0
                             2012        $ 9.571      $10.858           0
                             2013        $10.858      $14.052           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.858           0
                             2007        $ 9.858      $11.154           0
                             2008        $11.154      $ 6.609           0
                             2009        $ 6.609      $ 9.062           0
                             2010        $ 9.062      $11.431           0
                             2011        $11.431      $ 9.998           0
                             2012        $ 9.998      $11.237           0
                             2013        $11.237      $14.979           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.380      $14.520        11,087
                             2005        $14.520      $14.747        11,180
                             2006        $14.747      $16.894             0
                             2007        $16.894      $15.958         6,742
                             2008        $15.958      $10.154         2,956
                             2009        $10.154      $12.607         3,002
                             2010        $12.607      $14.432         2,648
                             2011        $14.432      $14.501         2,009
                             2012        $14.501      $15.966         2,041
                             2013        $15.966      $20.302         1,983
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.217         1,596
                             2005        $11.217      $11.183         1,652
                             2006        $11.183      $12.973             0
                             2007        $12.973      $13.205           144
                             2008        $13.205      $ 9.113           184
                             2009        $ 9.113      $12.123            38
                             2010        $12.123      $13.402            35
                             2011        $13.402      $13.463             0
                             2012        $13.463      $14.879            30
                             2013        $14.879      $16.633            29
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.517             0
                             2005        $10.517      $10.428             0
                             2006        $10.428      $11.347             0
                             2007        $11.347      $11.825             0
                             2008        $11.825      $ 7.595             0
                             2009        $ 7.595      $ 9.667             0
                             2010        $ 9.667      $10.584             0
                             2011        $10.584      $10.228             0
                             2012        $10.228      $11.276             0
                             2013        $11.276      $14.230             0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.549      $17.664         3,200
                             2005        $17.664      $18.850         3,196
                             2006        $18.850      $21.636             0
                             2007        $21.636      $20.719         1,974
                             2008        $20.719      $13.616           741
                             2009        $13.616      $17.253           689
                             2010        $17.253      $21.705           586
                             2011        $21.705      $20.494           137
                             2012        $20.494      $23.803           136
                             2013        $23.803      $31.817           132

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.530      $16.985           36
                             2005        $16.985      $17.463           36
                             2006        $17.463      $18.623           34
                             2007        $18.623      $20.323           33
                             2008        $20.323      $11.465           30
                             2009        $11.465      $16.150            0
                             2010        $16.150      $20.222            0
                             2011        $20.222      $18.882            0
                             2012        $18.882      $20.534            0
                             2013        $20.534      $27.833            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.232          687
                             2005        $10.232      $10.280          987
                             2006        $10.280      $10.492            0
                             2007        $10.492      $10.972        1,059
                             2008        $10.972      $11.582          971
                             2009        $11.582      $11.715          507
                             2010        $11.715      $12.101           36
                             2011        $12.101      $12.547            0
                             2012        $12.547      $12.542           33
                             2013        $12.542      $12.029           34
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.996            0
                             2007        $10.996      $12.065            0
                             2008        $12.065      $ 8.469            0
                             2009        $ 8.469      $10.246            0
                             2010        $10.246      $11.255            0
                             2011        $11.255      $10.716            0
                             2012        $10.716      $11.917            0
                             2013        $11.917      $14.920            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.675      $14.006        8,153
                             2005        $14.006      $15.193        7,445
                             2006        $15.193      $17.646            0
                             2007        $17.646      $17.913        6,516
                             2008        $17.913      $11.053        2,739
                             2009        $11.053      $13.668        2,199
                             2010        $13.668      $14.911        1,876
                             2011        $14.911      $14.478        1,909
                             2012        $14.478      $16.227        1,757
                             2013        $16.227      $20.419        1,504

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.859      $20.628          259
                             2005        $20.628      $25.790          218
                             2006        $25.790      $32.412            0
                             2007        $32.412      $40.949        1,464
                             2008        $40.949      $19.000          217
                             2009        $19.000      $32.172          178
                             2010        $32.172      $37.116          171
                             2011        $37.116      $30.641          202
                             2012        $30.641      $34.017          201
                             2013        $34.017      $33.067          246
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.586      $15.799           34
                             2005        $15.799      $17.078           24
                             2006        $17.078      $20.349            0
                             2007        $20.349      $23.048            4
                             2008        $23.048      $13.482            4
                             2009        $13.482      $18.126            0
                             2010        $18.126      $19.279            0
                             2011        $19.279      $16.904            0
                             2012        $16.904      $19.607            0
                             2013        $19.607      $23.656            0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.877      $14.495          136
                             2005        $14.495      $13.784          183
                             2006        $13.784      $15.251          214
                             2007        $15.251      $16.608          194
                             2008        $16.608      $17.305          150
                             2009        $17.305      $20.150           67
                             2010        $20.150      $22.626            0
                             2011        $22.626      $22.006           77
                             2012        $22.006      $24.842           75
                             2013        $24.842      $24.769           76
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.727      $12.285          436
                             2005        $12.285      $12.974          434
                             2006        $12.974      $13.064            0
                             2007        $13.064      $14.948          434
                             2008        $14.948      $ 7.462          559
                             2009        $ 7.462      $12.127          465
                             2010        $12.127      $14.226          445
                             2011        $14.226      $13.066          473
                             2012        $13.066      $14.536          470
                             2013        $14.536      $19.937          409

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.283          225
                             2005        $11.283      $12.433          262
                             2006        $12.433      $14.724          245
                             2007        $14.724      $15.578          213
                             2008        $15.578      $ 8.973          186
                             2009        $ 8.973      $12.254          178
                             2010        $12.254      $14.697            0
                             2011        $14.697      $14.553          111
                             2012        $14.553      $16.748          107
                             2013        $16.748      $22.062          103
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.277        1,055
                             2005        $11.277      $12.408        1,073
                             2006        $12.408      $14.685            0
                             2007        $14.685      $15.522        1,088
                             2008        $15.522      $ 8.920          997
                             2009        $ 8.920      $12.179          781
                             2010        $12.179      $14.599          815
                             2011        $14.599      $14.442            0
                             2012        $14.442      $16.588           28
                             2013        $16.588      $21.797           25
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.320           72
                             2005        $11.320      $11.563          118
                             2006        $11.563      $13.166            0
                             2007        $13.166      $12.615          135
                             2008        $12.615      $ 7.945          180
                             2009        $ 7.945      $10.009            0
                             2010        $10.009      $11.362            0
                             2011        $11.362      $10.912            0
                             2012        $10.912      $12.732            0
                             2013        $12.732      $16.945            0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.944            0
                             2005        $10.944      $11.531            0
                             2006        $11.531      $12.736            0
                             2007        $12.736      $12.914            0
                             2008        $12.914      $ 9.796            0
                             2009        $ 9.796      $11.772            0
                             2010        $11.772      $12.940            0
                             2011        $12.940      $12.531            0
                             2012        $12.531      $13.816            0
                             2013        $13.816      $16.928            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.342      $14.938        1,959
                             2005        $14.938      $16.081        1,800
                             2006        $16.081      $18.299            0
                             2007        $18.299      $18.404        1,534
                             2008        $18.404      $12.240        1,393
                             2009        $12.240      $14.904        1,311
                             2010        $14.904      $16.405          949
                             2011        $16.405      $15.731          321
                             2012        $15.731      $17.648          318
                             2013        $17.648      $23.161           24
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.107            0
                             2005        $11.107      $12.109            0
                             2006        $12.109      $12.465            0
                             2007        $12.465      $14.381            0
                             2008        $14.381      $ 7.501            0
                             2009        $ 7.501      $11.508            0
                             2010        $11.508      $14.370            0
                             2011        $14.370      $12.779            0
                             2012        $12.779      $13.994            0
                             2013        $13.994      $18.756            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.355            0
                             2005        $10.355      $10.292            0
                             2006        $10.292      $11.040            0
                             2007        $11.040      $11.501            0
                             2008        $11.501      $ 9.305            0
                             2009        $ 9.305      $12.261           34
                             2010        $12.261      $13.511           35
                             2011        $13.511      $13.837            0
                             2012        $13.837      $15.276           29
                             2013        $15.276      $16.213           28
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.904            0
                             2005        $10.904      $11.442            0
                             2006        $11.442      $12.870            0
                             2007        $12.870      $13.474            0
                             2008        $13.474      $ 9.429            0
                             2009        $ 9.429      $11.654            0
                             2010        $11.654      $13.609            0
                             2011        $13.609      $12.753            0
                             2012        $12.753      $13.835            0
                             2013        $13.835      $18.428            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.888          892
                             2005        $10.888      $11.029        3,068
                             2006        $11.029      $12.691            0
                             2007        $12.691      $12.878        3,079
                             2008        $12.878      $ 8.032        3,056
                             2009        $ 8.032      $ 9.370        2,464
                             2010        $ 9.370      $10.794        2,069
                             2011        $10.794      $ 9.946        2,108
                             2012        $ 9.946      $10.937        1,943
                             2013        $10.937      $14.582        1,551
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.136            0
                             2005        $11.136      $11.431            0
                             2006        $11.431      $12.101            0
                             2007        $12.101      $14.398            0
                             2008        $14.398      $ 8.723            0
                             2009        $ 8.723      $12.456            0
                             2010        $12.456      $15.023            0
                             2011        $15.023      $13.258            0
                             2012        $13.258      $14.841            0
                             2013        $14.841      $19.960            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.119            0
                             2005        $11.119      $11.806            0
                             2006        $11.806      $13.001            0
                             2007        $13.001      $12.828            0
                             2008        $12.828      $ 7.632            0
                             2009        $ 7.632      $ 9.480            0
                             2010        $ 9.480      $11.667            0
                             2011        $11.667      $10.987            0
                             2012        $10.987      $12.347            0
                             2013        $12.347      $15.787            0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.273      $12.837        4,994
                             2005        $12.837      $13.208        5,216
                             2006        $13.208      $13.954            0
                             2007        $13.954      $15.586        4,597
                             2008        $15.586      $ 8.309        2,483
                             2009        $ 8.309      $11.751        2,272
                             2010        $11.751      $12.583        1,507
                             2011        $12.583      $12.176        1,522
                             2012        $12.176      $13.595        1,509
                             2013        $13.595      $17.263        1,415

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.083      $14.093        2,149
                             2005        $14.093      $14.335        2,160
                             2006        $14.335      $15.592            0
                             2007        $15.592      $15.829        2,144
                             2008        $15.829      $ 8.756        1,915
                             2009        $ 8.756      $10.446        1,820
                             2010        $10.446      $11.548        2,100
                             2011        $11.548      $11.374          263
                             2012        $11.374      $12.509          294
                             2013        $12.509      $13.847          291
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.102            0
                             2005        $10.102      $10.143            0
                             2006        $10.143      $10.443            0
                             2007        $10.443      $10.663            0
                             2008        $10.663      $ 6.374            0
                             2009        $ 6.374      $ 6.819            0
                             2010        $ 6.819      $ 7.445            0
                             2011        $ 7.445      $ 7.884            0
                             2012        $ 7.884      $ 8.522            0
                             2013        $ 8.522      $ 8.329            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.379      $14.505            0
                             2005        $14.505      $15.938            0
                             2006        $15.938      $16.060            0
                             2007        $16.060      $16.706            0
                             2008        $16.706      $ 8.324            0
                             2009        $ 8.324      $10.801            0
                             2010        $10.801      $13.475           39
                             2011        $13.475      $13.332            0
                             2012        $13.332      $15.193           31
                             2013        $15.193      $20.217           28
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.222      $16.587        2,015
                             2005        $16.587      $18.563        1,996
                             2006        $18.563      $21.375            0
                             2007        $21.375      $22.244          666
                             2008        $22.244      $13.022          578
                             2009        $13.022      $17.803          545
                             2010        $17.803      $20.210          545
                             2011        $20.210      $18.138            0
                             2012        $18.138      $21.522            0
                             2013        $21.522      $26.815            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.126      $12.900        5,292
                             2005        $12.900      $12.971        1,969
                             2006        $12.971      $13.647            0
                             2007        $13.647      $14.667        1,718
                             2008        $14.667      $12.305        1,365
                             2009        $12.305      $14.295        1,475
                             2010        $14.295      $16.097        1,078
                             2011        $16.097      $15.896        1,185
                             2012        $15.896      $17.645        1,449
                             2013        $17.645      $17.248        1,130
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.946      $13.811        7,014
                             2005        $13.811      $13.822        6,093
                             2006        $13.822      $14.813            0
                             2007        $14.813      $14.463        1,438
                             2008        $14.463      $ 3.040        3,358
                             2009        $ 3.040      $ 3.757        3,287
                             2010        $ 3.757      $ 4.218        1,401
                             2011        $ 4.218      $ 4.033        1,755
                             2012        $ 4.033      $ 4.470            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.623      $13.517        1,529
                             2005        $13.517      $14.023        3,233
                             2006        $14.023      $15.790            0
                             2007        $15.790      $16.133        3,225
                             2008        $16.133      $ 9.714        3,248
                             2009        $ 9.714      $12.198        2,620
                             2010        $12.198      $13.862        2,182
                             2011        $13.862      $13.557        1,553
                             2012        $13.557      $15.510        1,350
                             2013        $15.510      $20.001        1,135
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.650      $17.130        1,779
                             2005        $17.130      $18.440        1,771
                             2006        $18.440      $20.745            0
                             2007        $20.745      $20.067        1,470
                             2008        $20.067      $12.205          382
                             2009        $12.205      $16.391          373
                             2010        $16.391      $19.790          344
                             2011        $19.790      $18.954          326
                             2012        $18.954      $21.880          334
                             2013        $21.880      $30.188          289

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.508          983
                             2010        $12.508      $13.818          992
                             2011        $13.818      $13.818          447
                             2012        $13.818      $16.173          423
                             2013        $16.173      $21.012          387
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.072      $12.816          752
                             2005        $12.816      $13.077        4,037
                             2006        $13.077      $14.360            0
                             2007        $14.360      $14.222        4,037
                             2008        $14.222      $ 8.271        4,036
                             2009        $ 8.271      $10.194        4,036
                             2010        $10.194      $11.084        3,286
                             2011        $11.084      $11.176        3,286
                             2012        $11.176      $12.339        3,286
                             2013        $12.339      $14.296        3,286
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.421      $13.297          779
                             2005        $13.297      $13.956        2,489
                             2006        $13.956      $15.453            0
                             2007        $15.453      $15.605        2,710
                             2008        $15.605      $10.208        2,521
                             2009        $10.208      $13.541        1,769
                             2010        $13.541      $15.237        1,381
                             2011        $15.237      $14.887        1,413
                             2012        $14.887      $16.679        1,280
                             2013        $16.679      $19.554        1,127
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.292      $11.868          562
                             2005        $11.868      $13.181          562
                             2006        $13.181      $13.294            0
                             2007        $13.294      $12.963            0
                             2008        $12.963      $10.547            0
                             2009        $10.547      $13.038            0
                             2010        $13.038      $13.107            0
                             2011        $13.107      $12.709            0
                             2012        $12.709      $15.244            0
                             2013        $15.244      $21.188            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.045      $16.755            0
                             2005        $16.755      $17.849            0
                             2006        $17.849      $22.247            0
                             2007        $22.247      $26.178            0
                             2008        $26.178      $17.852            0
                             2009        $17.852      $18.803            0
                             2010        $18.803      $18.786            0
                             2011        $18.786      $17.435            0
                             2012        $17.435      $17.966            0
                             2013        $17.966      $20.062            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.493      $14.709        3,218
                             2005        $14.709      $15.186        1,620
                             2006        $15.186      $17.270            0
                             2007        $17.270      $15.919        1,620
                             2008        $15.919      $ 9.574        1,526
                             2009        $ 9.574      $12.193        1,491
                             2010        $12.193      $13.683        1,152
                             2011        $13.683      $12.802          577
                             2012        $12.802      $14.963          577
                             2013        $14.963      $19.918          577
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.333      $14.460          694
                             2005        $14.460      $14.626          709
                             2006        $14.626      $15.861            0
                             2007        $15.861      $15.994          729
                             2008        $15.994      $11.601          679
                             2009        $11.601      $17.094          656
                             2010        $17.094      $19.126          331
                             2011        $19.126      $19.095          324
                             2012        $19.095      $21.732          315
                             2013        $21.732      $22.996          353
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.433      $10.689        5,825
                             2005        $10.689      $10.736        3,625
                             2006        $10.736      $11.009            0
                             2007        $11.009      $11.364        3,729
                             2008        $11.364      $ 8.482        3,501
                             2009        $ 8.482      $12.204        3,376
                             2010        $12.204      $13.155        2,530
                             2011        $13.155      $13.553        2,473
                             2012        $13.553      $14.725        2,490
                             2013        $14.725      $14.717        2,663

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.370      $15.242            0
                             2005        $15.242      $16.778            0
                             2006        $16.778      $21.025            0
                             2007        $21.025      $22.352            0
                             2008        $22.352      $12.291            0
                             2009        $12.291      $15.029            0
                             2010        $15.029      $16.223            0
                             2011        $16.223      $13.221            0
                             2012        $13.221      $15.814            0
                             2013        $15.814      $19.870            0
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.980      $14.344            0
                             2005        $14.344      $15.313            0
                             2006        $15.313      $17.118            0
                             2007        $17.118      $15.925            0
                             2008        $15.925      $ 9.445            0
                             2009        $ 9.445      $12.123            0
                             2010        $12.123      $13.549            0
                             2011        $13.549      $13.299            0
                             2012        $13.299      $15.243            0
                             2013        $15.243      $20.208            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.844      $ 9.721        4,565
                             2005        $ 9.721      $ 9.779        2,690
                             2006        $ 9.779      $10.017            0
                             2007        $10.017      $10.297        7,475
                             2008        $10.297      $10.362        2,066
                             2009        $10.362      $10.187        2,577
                             2010        $10.187      $ 9.998        1,638
                             2011        $ 9.998      $ 9.811        1,696
                             2012        $ 9.811      $ 9.626        1,778
                             2013        $ 9.626      $ 9.445        1,715
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.484      $14.592            0
                             2005        $14.592      $15.750            0
                             2006        $15.750      $16.775            0
                             2007        $16.775      $17.401            0
                             2008        $17.401      $10.457            0
                             2009        $10.457      $13.556            0
                             2010        $13.556      $15.902            0
                             2011        $15.902      $14.809            0
                             2012        $14.809      $16.963            0
                             2013        $16.963      $22.707            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.560      $16.489        2,305
                             2005        $16.489      $17.132        2,353
                             2006        $17.132      $19.501            0
                             2007        $19.501      $18.195        1,193
                             2008        $18.195      $ 9.861        1,239
                             2009        $ 9.861      $ 9.281            0
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.083      $13.807            0
                             2005        $13.807      $14.225            0
                             2006        $14.225      $15.536            0
                             2007        $15.536      $15.326            0
                             2008        $15.326      $ 9.240            0
                             2009        $ 9.240      $12.074            0
                             2010        $12.074      $13.786            0
                             2011        $13.786      $13.290            0
                             2012        $13.290      $15.374            0
                             2013        $15.374      $20.116            0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.549      $15.767            0
                             2005        $15.767      $17.349            0
                             2006        $17.349      $17.950            0
                             2007        $17.950      $18.280            0
                             2008        $18.280      $ 9.766            0
                             2009        $ 9.766      $13.293            0
                             2010        $13.293      $15.159            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.387      $12.764            0
                             2005        $12.764      $13.237            0
                             2006        $13.237      $13.693            0
                             2007        $13.693      $14.174            0
                             2008        $14.174      $ 8.756            0
                             2009        $ 8.756      $14.080            0
                             2010        $14.080      $16.687            0
                             2011        $16.687      $13.450           84
                             2012        $13.450      $15.073            0
                             2013        $15.073      $21.254            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.861      $14.969          106
                             2005        $14.969      $16.470          174
                             2006        $16.470      $17.905            0
                             2007        $17.905      $18.688          198
                             2008        $18.688      $15.588          255
                             2009        $15.588      $19.899            0
                             2010        $19.899      $21.425            0
                             2011        $21.425      $22.468            0
                             2012        $22.468      $25.983            0
                             2013        $25.983      $23.260            0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.064            0
                             2005        $11.064      $12.155            0
                             2006        $12.155      $14.491            0
                             2007        $14.491      $15.607            0
                             2008        $15.607      $10.880            0
                             2009        $10.880      $13.830            0
                             2010        $13.830      $15.475            0
                             2011        $15.475      $16.557            0
                             2012        $16.557      $18.776            0
                             2013        $18.776      $22.043            0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.741        1,949
                             2005        $10.741      $12.195        1,386
                             2006        $12.195      $12.456        1,459
                             2007        $12.456      $14.896        1,945
                             2008        $14.896      $ 7.426        1,686
                             2009        $ 7.426      $12.061        1,402
                             2010        $12.061      $14.539        1,304
                             2011        $14.539      $13.866        1,337
                             2012        $13.866      $15.559        1,318
                             2013        $15.559      $22.603        1,083
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.716          906
                             2005        $10.716      $12.142        2,976
                             2006        $12.142      $12.367        3,087
                             2007        $12.367      $14.760        2,735
                             2008        $14.760      $ 7.335        2,982
                             2009        $ 7.335      $11.884        2,046
                             2010        $11.884      $14.296        1,539
                             2011        $14.296      $13.600        1,429
                             2012        $13.600      $15.217        1,426
                             2013        $15.217      $22.055        1,062

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.813            0
                             2007        $ 9.813      $11.803          965
                             2008        $11.803      $ 6.158            0
                             2009        $ 6.158      $ 9.508            0
                             2010        $ 9.508      $12.339            0
                             2011        $12.339      $11.238            0
                             2012        $11.238      $11.961            0
                             2013        $11.961      $16.133            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.566      $15.831            0
                             2005        $15.831      $17.534            0
                             2006        $17.534      $19.240            0
                             2007        $19.240      $19.433            0
                             2008        $19.433      $11.356            0
                             2009        $11.356      $16.338            0
                             2010        $16.338      $20.287            0
                             2011        $20.287      $18.170            0
                             2012        $18.170      $20.447            0
                             2013        $20.447      $34.371            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.497      $19.354        1,331
                             2005        $19.354      $22.170          313
                             2006        $22.170      $29.946            0
                             2007        $29.946      $24.303          304
                             2008        $24.303      $14.769          378
                             2009        $14.769      $18.618           74
                             2010        $18.618      $23.660           60
                             2011        $23.660      $24.528           54
                             2012        $24.528      $27.823           52
                             2013        $27.823      $27.775           51
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.865        3,073
                             2005        $ 9.865      $ 9.914          885
                             2006        $ 9.914      $10.133            0
                             2007        $10.133      $10.383          725
                             2008        $10.383      $10.369          617
                             2009        $10.369      $10.181            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION
 DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)) OR (WITH THE MAV DEATH BENEFIT
OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION
                        DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.8


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.242          0
                             2007        $10.242      $11.774          0
                             2008        $11.774      $ 6.613          0
                             2009        $ 6.613      $ 8.780          0
                             2010        $ 8.780      $10.062          0
                             2011        $10.062      $ 9.588          0
                             2012        $ 9.588      $10.913          0
                             2013        $10.913      $14.007          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.433          0
                             2007        $10.433      $11.085          0
                             2008        $11.085      $ 8.130          0
                             2009        $ 8.130      $ 9.877          0
                             2010        $ 9.877      $10.895          0
                             2011        $10.895      $10.633          0
                             2012        $10.633      $11.628          0
                             2013        $11.628      $12.901          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.463          0
                             2007        $10.463      $11.275          0
                             2008        $11.275      $ 7.426          0
                             2009        $ 7.426      $ 9.356          0
                             2010        $ 9.356      $10.484          0
                             2011        $10.484      $10.148          0
                             2012        $10.148      $11.246          0
                             2013        $11.246      $12.745          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.472          0
                             2007        $10.472      $11.399          0
                             2008        $11.399      $ 6.907          0
                             2009        $ 6.907      $ 8.881          0
                             2010        $ 8.881      $10.087          0
                             2011        $10.087      $ 9.607          0
                             2012        $ 9.607      $10.845          0
                             2013        $10.845      $12.905          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.324          0
                             2007        $10.324      $10.716          0
                             2008        $10.716      $ 9.378          0
                             2009        $ 9.378      $10.537          0
                             2010        $10.537      $11.077          0
                             2011        $11.077      $11.008          0
                             2012        $11.008      $11.463          0
                             2013        $11.463      $11.821          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.720          0
                             2007        $ 9.720      $11.650          0
                             2008        $11.650      $ 6.306          0
                             2009        $ 6.306      $ 8.926          0
                             2010        $ 8.926      $10.478          0
                             2011        $10.478      $10.316          0
                             2012        $10.316      $11.948          0
                             2013        $11.948      $15.763          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.794          0
                             2007        $10.794      $11.126          0
                             2008        $11.126      $ 6.853          0
                             2009        $ 6.853      $ 8.483          0
                             2010        $ 8.483      $ 9.539          0
                             2011        $ 9.539      $ 9.516          0
                             2012        $ 9.516      $10.784          0
                             2013        $10.784      $13.942          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.852          0
                             2007        $ 9.852      $11.135          0
                             2008        $11.135      $ 6.591          0
                             2009        $ 6.591      $ 9.028          0
                             2010        $ 9.028      $11.376          0
                             2011        $11.376      $ 9.940          0
                             2012        $ 9.940      $11.161          0
                             2013        $11.161      $14.862          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.359      $14.483        5,910
                             2005        $14.483      $14.695        5,709
                             2006        $14.695      $16.817            0
                             2007        $16.817      $15.869        4,350
                             2008        $15.869      $10.087        4,526
                             2009        $10.087      $12.511        4,493
                             2010        $12.511      $14.308        4,284
                             2011        $14.308      $14.361        4,204
                             2012        $14.361      $15.796        4,134
                             2013        $15.796      $20.066        3,962
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.210            0
                             2005        $11.210      $11.164            0
                             2006        $11.164      $12.938            0
                             2007        $12.938      $13.155            0
                             2008        $13.155      $ 9.070            0
                             2009        $ 9.070      $12.054            0
                             2010        $12.054      $13.311            0
                             2011        $13.311      $13.358            0
                             2012        $13.358      $14.748            0
                             2013        $14.748      $16.469            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.515            0
                             2005        $10.515      $10.415            0
                             2006        $10.415      $11.321            0
                             2007        $11.321      $11.786            0
                             2008        $11.786      $ 7.562            0
                             2009        $ 7.562      $ 9.616            0
                             2010        $ 9.616      $10.517            0
                             2011        $10.517      $10.153            0
                             2012        $10.153      $11.181            0
                             2013        $11.181      $14.097            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.527      $17.619          688
                             2005        $17.619      $18.784          881
                             2006        $18.784      $21.537            0
                             2007        $21.537      $20.604        1,028
                             2008        $20.604      $13.526        1,141
                             2009        $13.526      $17.122        1,408
                             2010        $17.122      $21.518        1,529
                             2011        $21.518      $20.297          215
                             2012        $20.297      $23.550          200
                             2013        $23.550      $31.446          187

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.507      $16.942          399
                             2005        $16.942      $17.401          399
                             2006        $17.401      $18.538          399
                             2007        $18.538      $20.209          399
                             2008        $20.209      $11.389          399
                             2009        $11.389      $16.027          399
                             2010        $16.027      $20.048          399
                             2011        $20.048      $18.700          399
                             2012        $18.700      $20.316          399
                             2013        $20.316      $27.509            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.225            0
                             2005        $10.225      $10.263            0
                             2006        $10.263      $10.463            0
                             2007        $10.463      $10.931            0
                             2008        $10.931      $11.527            0
                             2009        $11.527      $11.647            0
                             2010        $11.647      $12.019            0
                             2011        $12.019      $12.449            0
                             2012        $12.449      $12.431            0
                             2013        $12.431      $11.911            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.989            0
                             2007        $10.989      $12.045            0
                             2008        $12.045      $ 8.446            0
                             2009        $ 8.446      $10.208            0
                             2010        $10.208      $11.201            0
                             2011        $11.201      $10.654            0
                             2012        $10.654      $11.836            0
                             2013        $11.836      $14.804            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.656      $13.971        6,696
                             2005        $13.971      $15.139        6,325
                             2006        $15.139      $17.566            0
                             2007        $17.566      $17.813        4,773
                             2008        $17.813      $10.980        4,945
                             2009        $10.980      $13.564        4,885
                             2010        $13.564      $14.783        4,802
                             2011        $14.783      $14.338        4,760
                             2012        $14.338      $16.054        4,667
                             2013        $16.054      $20.181        4,490

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.833      $20.576            0
                             2005        $20.576      $25.699            0
                             2006        $25.699      $32.264            0
                             2007        $32.264      $40.721            0
                             2008        $40.721      $18.874            0
                             2009        $18.874      $31.928            0
                             2010        $31.928      $36.796            0
                             2011        $36.796      $30.347            0
                             2012        $30.347      $33.656            0
                             2013        $33.656      $32.682            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.565      $15.759        4,036
                             2005        $15.759      $17.017        3,722
                             2006        $17.017      $20.256            0
                             2007        $20.256      $22.920        2,386
                             2008        $22.920      $13.393        2,396
                             2009        $13.393      $17.989        2,241
                             2010        $17.989      $19.113        2,090
                             2011        $19.113      $16.741        2,115
                             2012        $16.741      $19.399        2,171
                             2013        $19.399      $23.380        2,133
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.857      $14.458            0
                             2005        $14.458      $13.735            0
                             2006        $13.735      $15.182            0
                             2007        $15.182      $16.515            0
                             2008        $16.515      $17.191            0
                             2009        $17.191      $19.997            0
                             2010        $19.997      $22.431            0
                             2011        $22.431      $21.794            0
                             2012        $21.794      $24.578            0
                             2013        $24.578      $24.481            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.709      $12.254          838
                             2005        $12.254      $12.928        1,232
                             2006        $12.928      $13.004            0
                             2007        $13.004      $14.865        1,713
                             2008        $14.865      $ 7.413        2,432
                             2009        $ 7.413      $12.035        2,823
                             2010        $12.035      $14.104        3,186
                             2011        $14.104      $12.940            0
                             2012        $12.940      $14.381            0
                             2013        $14.381      $19.705            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.276        2,244
                             2005        $11.276      $12.412        2,122
                             2006        $12.412      $14.684        2,017
                             2007        $14.684      $15.519        1,911
                             2008        $15.519      $ 8.930        2,205
                             2009        $ 8.930      $12.184        2,014
                             2010        $12.184      $14.597        1,940
                             2011        $14.597      $14.439        1,930
                             2012        $14.439      $16.601        1,921
                             2013        $16.601      $21.846        1,912
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.269          566
                             2005        $11.269      $12.387          865
                             2006        $12.387      $14.645            0
                             2007        $14.645      $15.464          990
                             2008        $15.464      $ 8.878        1,279
                             2009        $ 8.878      $12.109        1,649
                             2010        $12.109      $14.501        1,877
                             2011        $14.501      $14.330            0
                             2012        $14.330      $16.442            0
                             2013        $16.442      $21.584            0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.312          363
                             2005        $11.312      $11.544          579
                             2006        $11.544      $13.130            0
                             2007        $13.130      $12.568          803
                             2008        $12.568      $ 7.907          977
                             2009        $ 7.907      $ 9.952        1,334
                             2010        $ 9.952      $11.285        1,588
                             2011        $11.285      $10.827            0
                             2012        $10.827      $12.620            0
                             2013        $12.620      $16.779            0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.937            0
                             2005        $10.937      $11.511            0
                             2006        $11.511      $12.702            0
                             2007        $12.702      $12.866            0
                             2008        $12.866      $ 9.750            0
                             2009        $ 9.750      $11.705            0
                             2010        $11.705      $12.852            0
                             2011        $12.852      $12.433            0
                             2012        $12.433      $13.695            0
                             2013        $13.695      $16.762            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.322      $14.901        1,504
                             2005        $14.901      $16.024        1,768
                             2006        $16.024      $18.215            0
                             2007        $18.215      $18.301        2,137
                             2008        $18.301      $12.159        2,392
                             2009        $12.159      $14.790        2,979
                             2010        $14.790      $16.264        3,532
                             2011        $16.264      $15.580          751
                             2012        $15.580      $17.460          683
                             2013        $17.460      $22.891          521
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.100            0
                             2005        $11.100      $12.088            0
                             2006        $12.088      $12.432            0
                             2007        $12.432      $14.327            0
                             2008        $14.327      $ 7.465            0
                             2009        $ 7.465      $11.441            0
                             2010        $11.441      $14.272            0
                             2011        $14.272      $12.679            0
                             2012        $12.679      $13.871            0
                             2013        $13.871      $18.572            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.352            0
                             2005        $10.352      $10.279            0
                             2006        $10.279      $11.015            0
                             2007        $11.015      $11.463            0
                             2008        $11.463      $ 9.265            0
                             2009        $ 9.265      $12.196            0
                             2010        $12.196      $13.425            0
                             2011        $13.425      $13.735            0
                             2012        $13.735      $15.148            0
                             2013        $15.148      $16.060            0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.901            0
                             2005        $10.901      $11.427            0
                             2006        $11.427      $12.840            0
                             2007        $12.840      $13.429            0
                             2008        $13.429      $ 9.388            0
                             2009        $ 9.388      $11.591            0
                             2010        $11.591      $13.523            0
                             2011        $13.523      $12.659            0
                             2012        $12.659      $13.719            0
                             2013        $13.719      $18.255            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.885          0
                             2005        $10.885      $11.015          0
                             2006        $11.015      $12.662          0
                             2007        $12.662      $12.835          0
                             2008        $12.835      $ 7.998          0
                             2009        $ 7.998      $ 9.320          0
                             2010        $ 9.320      $10.725          0
                             2011        $10.725      $ 9.873          0
                             2012        $ 9.873      $10.845          0
                             2013        $10.845      $14.446          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.133          0
                             2005        $11.133      $11.417          0
                             2006        $11.417      $12.073          0
                             2007        $12.073      $14.350          0
                             2008        $14.350      $ 8.685          0
                             2009        $ 8.685      $12.390          0
                             2010        $12.390      $14.927          0
                             2011        $14.927      $13.161          0
                             2012        $13.161      $14.717          0
                             2013        $14.717      $19.772          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.116          0
                             2005        $11.116      $11.791          0
                             2006        $11.791      $12.971          0
                             2007        $12.971      $12.785          0
                             2008        $12.785      $ 7.599          0
                             2009        $ 7.599      $ 9.430          0
                             2010        $ 9.430      $11.593          0
                             2011        $11.593      $10.907          0
                             2012        $10.907      $12.244          0
                             2013        $12.244      $15.639          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.264      $12.815          0
                             2005        $12.815      $13.172          0
                             2006        $13.172      $13.902          0
                             2007        $13.902      $15.512          0
                             2008        $15.512      $ 8.261          0
                             2009        $ 8.261      $11.671          0
                             2010        $11.671      $12.485          0
                             2011        $12.485      $12.069          0
                             2012        $12.069      $13.462          0
                             2013        $13.462      $17.077          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.063      $14.057        9,972
                             2005        $14.057      $14.284        9,972
                             2006        $14.284      $15.521            0
                             2007        $15.521      $15.740        9,972
                             2008        $15.740      $ 8.698            0
                             2009        $ 8.698      $10.366            0
                             2010        $10.366      $11.448            0
                             2011        $11.448      $11.264            0
                             2012        $11.264      $12.376            0
                             2013        $12.376      $13.686            0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.100            0
                             2005        $10.100      $10.130            0
                             2006        $10.130      $10.419            0
                             2007        $10.419      $10.628            0
                             2008        $10.628      $ 6.346            0
                             2009        $ 6.346      $ 6.783            0
                             2010        $ 6.783      $ 7.398            0
                             2011        $ 7.398      $ 7.826            0
                             2012        $ 7.826      $ 8.450            0
                             2013        $ 8.450      $ 8.251            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.361      $14.469            0
                             2005        $14.469      $15.881            0
                             2006        $15.881      $15.986            0
                             2007        $15.986      $16.612            0
                             2008        $16.612      $ 8.269            0
                             2009        $ 8.269      $10.719            0
                             2010        $10.719      $13.359            0
                             2011        $13.359      $13.203            0
                             2012        $13.203      $15.032            0
                             2013        $15.032      $19.981            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.200      $16.545            0
                             2005        $16.545      $18.497            0
                             2006        $18.497      $21.278            0
                             2007        $21.278      $22.120            0
                             2008        $22.120      $12.936            0
                             2009        $12.936      $17.668            0
                             2010        $17.668      $20.036            0
                             2011        $20.036      $17.963            0
                             2012        $17.963      $21.293            0
                             2013        $21.293      $26.503            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.108      $12.868        10,785
                             2005        $12.868      $12.925        10,174
                             2006        $12.925      $13.585             0
                             2007        $13.585      $14.585         7,918
                             2008        $14.585      $12.224         5,199
                             2009        $12.224      $14.186         5,428
                             2010        $14.186      $15.958         5,200
                             2011        $15.958      $15.743         5,108
                             2012        $15.743      $17.458         6,383
                             2013        $17.458      $17.047         5,570
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.927      $13.776         2,792
                             2005        $13.776      $13.773         2,733
                             2006        $13.773      $14.746             0
                             2007        $14.746      $14.383         2,699
                             2008        $14.383      $ 3.020         4,325
                             2009        $ 3.020      $ 3.728         5,847
                             2010        $ 3.728      $ 4.182         5,738
                             2011        $ 4.182      $ 3.994         5,717
                             2012        $ 3.994      $ 4.423             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.604      $13.482         3,511
                             2005        $13.482      $13.974         3,184
                             2006        $13.974      $15.718             0
                             2007        $15.718      $16.043         1,859
                             2008        $16.043      $ 9.650         2,093
                             2009        $ 9.650      $12.105         2,010
                             2010        $12.105      $13.742         2,019
                             2011        $13.742      $13.427         2,009
                             2012        $13.427      $15.345         1,999
                             2013        $15.345      $19.768         1,990
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.628      $17.087             0
                             2005        $17.087      $18.375             0
                             2006        $18.375      $20.650             0
                             2007        $20.650      $19.955             0
                             2008        $19.955      $12.125             0
                             2009        $12.125      $16.267             0
                             2010        $16.267      $19.619             0
                             2011        $19.619      $18.771             0
                             2012        $18.771      $21.648             0
                             2013        $21.648      $29.836             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.412        1,066
                             2010        $12.412      $13.699        1,297
                             2011        $13.699      $13.685            0
                             2012        $13.685      $16.001            0
                             2013        $16.001      $20.767            0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.054      $12.784        3,935
                             2005        $12.784      $13.031        3,624
                             2006        $13.031      $14.295            0
                             2007        $14.295      $14.143        2,411
                             2008        $14.143      $ 8.216        2,479
                             2009        $ 8.216      $10.117        2,685
                             2010        $10.117      $10.989        2,742
                             2011        $10.989      $11.069        2,709
                             2012        $11.069      $12.208        2,681
                             2013        $12.208      $14.130        2,655
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.402      $13.263            0
                             2005        $13.263      $13.906            0
                             2006        $13.906      $15.383            0
                             2007        $15.383      $15.518            0
                             2008        $15.518      $10.141            0
                             2009        $10.141      $13.438            0
                             2010        $13.438      $15.106            0
                             2011        $15.106      $14.744            0
                             2012        $14.744      $16.502            0
                             2013        $16.502      $19.326            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.275      $11.838          517
                             2005        $11.838      $13.135          494
                             2006        $13.135      $13.234            0
                             2007        $13.234      $12.891          583
                             2008        $12.891      $10.477          459
                             2009        $10.477      $12.939          407
                             2010        $12.939      $12.994          428
                             2011        $12.994      $12.586          438
                             2012        $12.586      $15.082          405
                             2013        $15.082      $20.941          379

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.023      $16.713            0
                             2005        $16.713      $17.786            0
                             2006        $17.786      $22.146            0
                             2007        $22.146      $26.032            0
                             2008        $26.032      $17.734            0
                             2009        $17.734      $18.660            0
                             2010        $18.660      $18.624            0
                             2011        $18.624      $17.267            0
                             2012        $17.267      $17.775            0
                             2013        $17.775      $19.829            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.472      $14.671        2,098
                             2005        $14.671      $15.132        1,909
                             2006        $15.132      $17.192            0
                             2007        $17.192      $15.830        1,658
                             2008        $15.830      $ 9.511          931
                             2009        $ 9.511      $12.101          928
                             2010        $12.101      $13.565          911
                             2011        $13.565      $12.679          892
                             2012        $12.679      $14.804          876
                             2013        $14.804      $19.686          198
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.312      $14.423        1,588
                             2005        $14.423      $14.575        1,337
                             2006        $14.575      $15.789            0
                             2007        $15.789      $15.905        1,022
                             2008        $15.905      $11.525            0
                             2009        $11.525      $16.964            0
                             2010        $16.964      $18.962            0
                             2011        $18.962      $18.911            0
                             2012        $18.911      $21.501            0
                             2013        $21.501      $22.729            0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.417      $10.662        5,972
                             2005        $10.662      $10.697        5,397
                             2006        $10.697      $10.959            0
                             2007        $10.959      $11.301        4,672
                             2008        $11.301      $ 8.426        2,129
                             2009        $ 8.426      $12.111        1,944
                             2010        $12.111      $13.042        1,961
                             2011        $13.042      $13.423        1,870
                             2012        $13.423      $14.568        1,817
                             2013        $14.568      $14.545          817
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.350      $15.203        2,124
                             2005        $15.203      $16.719        2,075
                             2006        $16.719      $20.930            0
                             2007        $20.930      $22.227        1,770
                             2008        $22.227      $12.210        2,127
                             2009        $12.210      $14.914        2,045
                             2010        $14.914      $16.083        2,180
                             2011        $16.083      $13.094        2,172
                             2012        $13.094      $15.646        2,164
                             2013        $15.646      $19.639        1,701

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.960      $14.308            0
                             2005        $14.308      $15.259            0
                             2006        $15.259      $17.040            0
                             2007        $17.040      $15.836            0
                             2008        $15.836      $ 9.382            0
                             2009        $ 9.382      $12.030            0
                             2010        $12.030      $13.432            0
                             2011        $13.432      $13.171            0
                             2012        $13.171      $15.081            0
                             2013        $15.081      $19.973            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.829      $ 9.697        4,978
                             2005        $ 9.697      $ 9.745        5,180
                             2006        $ 9.745      $ 9.971            0
                             2007        $ 9.971      $10.239        5,566
                             2008        $10.239      $10.293        3,627
                             2009        $10.293      $10.109        4,664
                             2010        $10.109      $ 9.912        5,163
                             2011        $ 9.912      $ 9.716        5,039
                             2012        $ 9.716      $ 9.523        5,121
                             2013        $ 9.523      $ 9.335        5,148
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.463      $14.556            0
                             2005        $14.556      $15.694            0
                             2006        $15.694      $16.699            0
                             2007        $16.699      $17.304            0
                             2008        $17.304      $10.388            0
                             2009        $10.388      $13.453            0
                             2010        $13.453      $15.765          672
                             2011        $15.765      $14.666          658
                             2012        $14.666      $16.783          645
                             2013        $16.783      $22.443          154
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.538      $16.447          250
                             2005        $16.447      $17.071          390
                             2006        $17.071      $19.412            0
                             2007        $19.412      $18.093          558
                             2008        $18.093      $ 9.796          791
                             2009        $ 9.796      $ 9.219            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.064      $13.772            0
                             2005        $13.772      $14.175            0
                             2006        $14.175      $15.465            0
                             2007        $15.465      $15.241            0
                             2008        $15.241      $ 9.179            0
                             2009        $ 9.179      $11.982            0
                             2010        $11.982      $13.667            0
                             2011        $13.667      $13.162            0
                             2012        $13.162      $15.211            0
                             2013        $15.211      $19.882            0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.529      $15.702          702
                             2005        $15.727      $17.288          689
                             2006        $17.288      $17.868            0
                             2007        $17.868      $18.178          662
                             2008        $18.178      $ 9.701          640
                             2009        $ 9.701      $13.192          638
                             2010        $13.192      $15.032            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.368      $12.732        2,629
                             2005        $12.732      $13.190        2,633
                             2006        $13.190      $13.631            0
                             2007        $13.631      $14.095        2,837
                             2008        $14.095      $ 8.699        3,003
                             2009        $ 8.699      $13.973        2,494
                             2010        $13.973      $16.544        2,399
                             2011        $16.544      $13.321        2,390
                             2012        $13.321      $14.912        2,382
                             2013        $14.912      $21.007        1,681
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.840      $14.932            0
                             2005        $14.932      $16.411            0
                             2006        $16.411      $17.824            0
                             2007        $17.824      $18.584            0
                             2008        $18.584      $15.486            0
                             2009        $15.486      $19.748            0
                             2010        $19.748      $21.241            0
                             2011        $21.241      $22.252            0
                             2012        $22.252      $25.707            0
                             2013        $25.707      $22.989            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.052            0
                             2005        $11.052      $12.131            0
                             2006        $12.131      $14.447            0
                             2007        $14.447      $15.543            0
                             2008        $15.543      $10.825            0
                             2009        $10.825      $13.746            0
                             2010        $13.746      $15.365            0
                             2011        $15.365      $16.423            0
                             2012        $16.423      $18.605            0
                             2013        $18.605      $21.820            0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.734        1,982
                             2005        $10.734      $12.174        1,587
                             2006        $12.174      $12.422        1,231
                             2007        $12.422      $14.840            0
                             2008        $14.840      $ 7.390            0
                             2009        $ 7.390      $11.992            0
                             2010        $11.992      $14.441            0
                             2011        $14.441      $13.758            0
                             2012        $13.758      $15.422            0
                             2013        $15.422      $22.381            0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.709            0
                             2005        $10.709      $12.121            0
                             2006        $12.121      $12.333            0
                             2007        $12.333      $14.705            0
                             2008        $14.705      $ 7.300            0
                             2009        $ 7.300      $11.816            0
                             2010        $11.816      $14.199            0
                             2011        $14.199      $13.494            0
                             2012        $13.494      $15.083            0
                             2013        $15.083      $21.839            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.806            0
                             2007        $ 9.806      $11.783            0
                             2008        $11.783      $ 6.142            0
                             2009        $ 6.142      $ 9.473            0
                             2010        $ 9.473      $12.280            0
                             2011        $12.280      $11.173            0
                             2012        $11.173      $11.880            0
                             2013        $11.880      $16.008            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.556      $15.804          397
                             2005        $15.804      $17.487          385
                             2006        $17.487      $19.168            0
                             2007        $19.168      $19.341          371
                             2008        $19.341      $11.291          418
                             2009        $11.291      $16.228          311
                             2010        $16.228      $20.129          318
                             2011        $20.129      $18.010          305
                             2012        $18.010      $20.247          308
                             2013        $20.247      $33.999          251

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.475      $19.305        2,427
                             2005        $19.305      $22.091        2,218
                             2006        $22.091      $29.810            0
                             2007        $29.810      $24.167        2,118
                             2008        $24.167      $14.671        2,567
                             2009        $14.671      $18.476        2,420
                             2010        $18.476      $23.456        2,098
                             2011        $23.456      $24.292        2,033
                             2012        $24.292      $27.527        1,964
                             2013        $27.527      $27.452        1,999
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.855            0
                             2005        $ 9.855      $ 9.894            0
                             2006        $ 9.894      $10.102            0
                             2007        $10.102      $10.341            0
                             2008        $10.341      $10.317            0
                             2009        $10.317      $10.119            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT
  OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 1.85


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.238            0
                             2007        $10.238      $11.764          673
                             2008        $11.764      $ 6.604          209
                             2009        $ 6.604      $ 8.764        1,109
                             2010        $ 8.764      $10.038        2,678
                             2011        $10.038      $ 9.560        2,656
                             2012        $ 9.560      $10.876        2,633
                             2013        $10.876      $13.952          202
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.429            0
                             2007        $10.429      $11.076            0
                             2008        $11.076      $ 8.119            0
                             2009        $ 8.119      $ 9.859            0
                             2010        $ 9.859      $10.869            0
                             2011        $10.869      $10.603            0
                             2012        $10.603      $11.589            0
                             2013        $11.589      $12.851            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.459            0
                             2007        $10.459      $11.266        7,734
                             2008        $11.266      $ 7.416            0
                             2009        $ 7.416      $ 9.338            0
                             2010        $ 9.338      $10.459            0
                             2011        $10.459      $10.119            0
                             2012        $10.119      $11.207            0
                             2013        $11.207      $12.695            0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.468            0
                             2007        $10.468      $11.389            0
                             2008        $11.389      $ 6.898            0
                             2009        $ 6.898      $ 8.864            0
                             2010        $ 8.864      $10.063            0
                             2011        $10.063      $ 9.579            0
                             2012        $ 9.579      $10.808            0
                             2013        $10.808      $12.854            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.320            0
                             2007        $10.320      $10.707            0
                             2008        $10.707      $ 9.366            0
                             2009        $ 9.366      $10.518            0
                             2010        $10.518      $11.051            0
                             2011        $11.051      $10.976            0
                             2012        $10.976      $11.424            0
                             2013        $11.424      $11.774            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.716            0
                             2007        $ 9.716      $11.640            0
                             2008        $11.640      $ 6.297        1,569
                             2009        $ 6.297      $ 8.909        2,404
                             2010        $ 8.909      $10.453        3,969
                             2011        $10.453      $10.286        3,461
                             2012        $10.286      $11.907        3,433
                             2013        $11.907      $15.702        1,045
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.791            0
                             2007        $10.791      $11.117        4,020
                             2008        $11.117      $ 6.843        6,411
                             2009        $ 6.843      $ 8.467        6,358
                             2010        $ 8.467      $ 9.516        6,311
                             2011        $ 9.516      $ 9.488        6,311
                             2012        $ 9.488      $10.747        6,209
                             2013        $10.747      $13.888        6,171
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.848            0
                             2007        $ 9.848      $11.126            0
                             2008        $11.126      $ 6.582            0
                             2009        $ 6.582      $ 9.011            0
                             2010        $ 9.011      $11.349            0
                             2011        $11.349      $ 9.911            0
                             2012        $ 9.911      $11.123            0
                             2013        $11.123      $14.804            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.366      $14.483        13,159
                             2005        $14.483      $14.687        11,499
                             2006        $14.687      $16.799             0
                             2007        $16.799      $15.844         8,625
                             2008        $15.844      $10.066         8,137
                             2009        $10.066      $12.479         6,127
                             2010        $12.479      $14.264         5,894
                             2011        $14.264      $14.310         3,125
                             2012        $14.310      $15.732         2,091
                             2013        $15.732      $19.973         1,900
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.206         5,667
                             2005        $11.206      $11.154         4,739
                             2006        $11.154      $12.920             0
                             2007        $12.920      $13.131         4,730
                             2008        $13.131      $ 9.048         4,732
                             2009        $ 9.048      $12.019         2,039
                             2010        $12.019      $13.266         1,991
                             2011        $13.266      $13.306         1,986
                             2012        $13.306      $14.683         1,950
                             2013        $14.683      $16.388         1,946
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.513         1,643
                             2005        $10.513      $10.409         2,729
                             2006        $10.409      $11.308             0
                             2007        $11.308      $11.766         3,251
                             2008        $11.766      $ 7.546         3,990
                             2009        $ 7.546      $ 9.590         4,437
                             2010        $ 9.590      $10.483         2,790
                             2011        $10.483      $10.115         2,739
                             2012        $10.115      $11.134         2,824
                             2013        $11.134      $14.030         2,482
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.534      $17.619        19,864
                             2005        $17.619      $18.774        19,233
                             2006        $18.774      $21.515             0
                             2007        $21.515      $20.572        18,274
                             2008        $20.572      $13.498        14,843
                             2009        $13.498      $17.078        11,669
                             2010        $17.078      $21.451        10,448
                             2011        $21.451      $20.224         8,461
                             2012        $20.224      $23.454         7,688
                             2013        $23.454      $31.301         5,436

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.514      $16.942             0
                             2005        $16.942      $17.391             0
                             2006        $17.391      $18.519             0
                             2007        $18.519      $20.178             0
                             2008        $20.178      $11.366             0
                             2009        $11.366      $15.986             0
                             2010        $15.986      $19.986             0
                             2011        $19.986      $18.633             0
                             2012        $18.633      $20.233             0
                             2013        $20.233      $27.383             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.221         3,488
                             2005        $10.221      $10.254         3,520
                             2006        $10.254      $10.449             0
                             2007        $10.449      $10.911         4,063
                             2008        $10.911      $11.500        16,262
                             2009        $11.500      $11.614        20,332
                             2010        $11.614      $11.978         7,842
                             2011        $11.978      $12.401         5,349
                             2012        $12.401      $12.376         5,251
                             2013        $12.376      $11.853         4,581
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.985             0
                             2007        $10.985      $12.034         3,578
                             2008        $12.034      $ 8.434         3,109
                             2009        $ 8.434      $10.189         3,889
                             2010        $10.189      $11.174         2,167
                             2011        $11.174      $10.623         2,154
                             2012        $10.623      $11.796         2,137
                             2013        $11.796      $14.746            64
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.662      $13.970        16,465
                             2005        $13.970      $15.131        16,316
                             2006        $15.131      $17.548             0
                             2007        $17.548      $17.786        11,768
                             2008        $17.786      $10.957        11,088
                             2009        $10.957      $13.530         9,112
                             2010        $13.530      $14.737         7,791
                             2011        $14.737      $14.287         6,771
                             2012        $14.287      $15.988         5,658
                             2013        $15.988      $20.089         4,986

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.842      $20.575         8,472
                             2005        $20.575      $25.685        10,583
                             2006        $25.685      $32.231             0
                             2007        $32.231      $40.658        10,979
                             2008        $40.658      $18.835         5,765
                             2009        $18.835      $31.846         4,702
                             2010        $31.846      $36.683         5,404
                             2011        $36.683      $30.238         4,825
                             2012        $30.238      $33.518         4,787
                             2013        $33.518      $32.531         3,561
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.572      $15.759        16,188
                             2005        $15.759      $17.008        16,699
                             2006        $17.008      $20.235             0
                             2007        $20.235      $22.884        17,130
                             2008        $22.884      $13.365        16,783
                             2009        $13.365      $17.942        14,817
                             2010        $17.942      $19.054        13,555
                             2011        $19.054      $16.681         9,726
                             2012        $16.681      $19.319         8,931
                             2013        $19.319      $23.272         8,720
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.863      $14.458             0
                             2005        $14.458      $13.728             0
                             2006        $13.728      $15.166             0
                             2007        $15.166      $16.490             0
                             2008        $16.490      $17.156             0
                             2009        $17.156      $19.946             0
                             2010        $19.946      $22.362             0
                             2011        $22.362      $21.716             0
                             2012        $21.716      $24.477             0
                             2013        $24.477      $24.368             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.715      $12.254         8,995
                             2005        $12.254      $12.921         8,596
                             2006        $12.921      $12.991             0
                             2007        $12.991      $14.842         5,512
                             2008        $14.842      $ 7.398         2,171
                             2009        $ 7.398      $12.004         1,966
                             2010        $12.004      $14.060         3,471
                             2011        $14.060      $12.894         2,570
                             2012        $12.894      $14.322         2,254
                             2013        $14.322      $19.614         2,246

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.272         8,531
                             2005        $11.272      $12.402         8,408
                             2006        $12.402      $14.664         7,864
                             2007        $14.664      $15.490         7,101
                             2008        $15.490      $ 8.909         6,937
                             2009        $ 8.909      $12.149         6,386
                             2010        $12.149      $14.548         5,873
                             2011        $14.548      $14.383         5,516
                             2012        $14.383      $16.527         4,736
                             2013        $16.527      $21.738         3,956
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.265         1,556
                             2005        $11.265      $12.377         3,272
                             2006        $12.377      $14.626             0
                             2007        $14.626      $15.435         3,869
                             2008        $15.435      $ 8.857         4,067
                             2009        $ 8.857      $12.074         4,098
                             2010        $12.074      $14.451         4,136
                             2011        $14.451      $14.274         4,076
                             2012        $14.274      $16.370         3,916
                             2013        $16.370      $21.477         3,333
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.309         8,931
                             2005        $11.309      $11.534        13,719
                             2006        $11.534      $13.112             0
                             2007        $13.112      $12.544        10,065
                             2008        $12.544      $ 7.889         9,917
                             2009        $ 7.889      $ 9.923         6,963
                             2010        $ 9.923      $11.246         6,519
                             2011        $11.246      $10.785         6,230
                             2012        $10.785      $12.564         5,664
                             2013        $12.564      $16.696         3,055
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.933            42
                             2005        $10.933      $11.501            40
                             2006        $11.501      $12.684             0
                             2007        $12.684      $12.842            39
                             2008        $12.842      $ 9.726            38
                             2009        $ 9.726      $11.671            80
                             2010        $11.671      $12.808            64
                             2011        $12.808      $12.384            63
                             2012        $12.384      $13.634            28
                             2013        $13.634      $16.680         1,345

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.328      $14.900        19,585
                             2005        $14.900      $16.016        21,683
                             2006        $16.016      $18.196             0
                             2007        $18.196      $18.273        17,992
                             2008        $18.273      $12.134        15,640
                             2009        $12.134      $14.752        15,692
                             2010        $14.752      $16.214        15,539
                             2011        $16.214      $15.524        10,600
                             2012        $15.524      $17.389        10,368
                             2013        $17.389      $22.786         9,086
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.096        11,593
                             2005        $11.096      $12.078        11,580
                             2006        $12.078      $12.415             0
                             2007        $12.415      $14.300         7,233
                             2008        $14.300      $ 7.447         7,783
                             2009        $ 7.447      $11.408         7,061
                             2010        $11.408      $14.224         3,402
                             2011        $14.224      $12.630         3,466
                             2012        $12.630      $13.810         3,311
                             2013        $13.810      $18.480         3,010
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.351         1,686
                             2005        $10.351      $10.273         2,590
                             2006        $10.273      $11.003             0
                             2007        $11.003      $11.444         1,799
                             2008        $11.444      $ 9.244         1,490
                             2009        $ 9.244      $12.163         1,368
                             2010        $12.163      $13.382           729
                             2011        $13.382      $13.685           708
                             2012        $13.685      $15.085           695
                             2013        $15.085      $15.985           709
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.899           419
                             2005        $10.899      $11.420           975
                             2006        $11.420      $12.826             0
                             2007        $12.826      $13.407         2,637
                             2008        $13.407      $ 9.368         2,829
                             2009        $ 9.368      $11.560         2,294
                             2010        $11.560      $13.480         2,299
                             2011        $13.480      $12.612         2,231
                             2012        $12.612      $13.662         2,270
                             2013        $13.662      $18.169         2,159

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.884           741
                             2005        $10.884      $11.008         1,708
                             2006        $11.008      $12.647             0
                             2007        $12.647      $12.814         1,636
                             2008        $12.814      $ 7.980         1,672
                             2009        $ 7.980      $ 9.295             0
                             2010        $ 9.295      $10.691             0
                             2011        $10.691      $ 9.836             0
                             2012        $ 9.836      $10.800             0
                             2013        $10.800      $14.378             0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.132             0
                             2005        $11.132      $11.409             0
                             2006        $11.409      $12.060             0
                             2007        $12.060      $14.326         2,095
                             2008        $14.326      $ 8.666         2,316
                             2009        $ 8.666      $12.357         2,426
                             2010        $12.357      $14.880         2,177
                             2011        $14.880      $13.112         2,345
                             2012        $13.112      $14.655         2,476
                             2013        $14.655      $19.679         2,026
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.115         2,877
                             2005        $11.115      $11.784         3,398
                             2006        $11.784      $12.956             0
                             2007        $12.956      $12.764         3,980
                             2008        $12.764      $ 7.582         4,502
                             2009        $ 7.582      $ 9.405         4,036
                             2010        $ 9.405      $11.556         1,684
                             2011        $11.556      $10.866         1,700
                             2012        $10.866      $12.192         1,719
                             2013        $12.192      $15.565         1,491
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.260      $12.805        28,900
                             2005        $12.805      $13.154        28,532
                             2006        $13.154      $13.876             0
                             2007        $13.876      $15.475        19,535
                             2008        $15.475      $ 8.237        14,347
                             2009        $ 8.237      $11.632        12,823
                             2010        $11.632      $12.437        12,847
                             2011        $12.437      $12.016         8,567
                             2012        $12.016      $13.395         5,581
                             2013        $13.395      $16.984         5,163

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.069      $14.057        18,490
                             2005        $14.057      $14.277        18,615
                             2006        $14.277      $15.505             0
                             2007        $15.505      $15.716        11,507
                             2008        $15.716      $ 8.680         7,239
                             2009        $ 8.680      $10.340         4,730
                             2010        $10.340      $11.413         4,346
                             2011        $11.413      $11.224         4,359
                             2012        $11.224      $12.325         9,962
                             2013        $12.325      $13.623         9,390
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.099         7,124
                             2005        $10.099      $10.124         7,433
                             2006        $10.124      $10.407             0
                             2007        $10.407      $10.611         3,587
                             2008        $10.611      $ 6.333         3,885
                             2009        $ 6.333      $ 6.765         4,319
                             2010        $ 6.765      $ 7.374         3,140
                             2011        $ 7.374      $ 7.797         2,933
                             2012        $ 7.797      $ 8.415         2,931
                             2013        $ 8.415      $ 8.212         3,203
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.367      $14.468        22,949
                             2005        $14.468      $15.873        23,630
                             2006        $15.873      $15.970             0
                             2007        $15.970      $16.587        21,013
                             2008        $16.587      $ 8.252        15,595
                             2009        $ 8.252      $10.691        14,512
                             2010        $10.691      $13.318        12,229
                             2011        $13.318      $13.156         9,640
                             2012        $13.156      $14.970         7,274
                             2013        $14.970      $19.889         6,640
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.207      $16.545        10,742
                             2005        $16.545      $18.487        13,140
                             2006        $18.487      $21.256             0
                             2007        $21.256      $22.086        10,246
                             2008        $22.086      $12.909         9,869
                             2009        $12.909      $17.623         8,802
                             2010        $17.623      $19.974         7,455
                             2011        $19.974      $17.899         6,709
                             2012        $17.899      $21.206         6,391
                             2013        $21.206      $26.381         3,958

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.114      $12.867        39,449
                             2005        $12.867      $12.918        43,327
                             2006        $12.918      $13.571             0
                             2007        $13.571      $14.562        29,171
                             2008        $14.562      $12.199        18,707
                             2009        $12.199      $14.150        17,775
                             2010        $14.150      $15.909        15,905
                             2011        $15.909      $15.686        15,204
                             2012        $15.686      $17.386        20,830
                             2013        $17.386      $16.969        16,171
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.933      $13.776        27,865
                             2005        $13.776      $13.766        30,888
                             2006        $13.766      $14.730             0
                             2007        $14.730      $14.360        20,585
                             2008        $14.360      $ 3.014        32,418
                             2009        $ 3.014      $ 3.719        34,069
                             2010        $ 3.719      $ 4.169        32,863
                             2011        $ 4.169      $ 3.980        33,107
                             2012        $ 3.980      $ 4.406             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.610      $13.482        23,569
                             2005        $13.482      $13.966        26,249
                             2006        $13.966      $15.701             0
                             2007        $15.701      $16.018        21,791
                             2008        $16.018      $ 9.630        20,905
                             2009        $ 9.630      $12.074        18,633
                             2010        $12.074      $13.700        17,657
                             2011        $13.700      $13.379        13,884
                             2012        $13.379      $15.282        12,051
                             2013        $15.282      $19.677        10,459
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.635      $17.087        17,730
                             2005        $17.087      $18.365        17,054
                             2006        $18.365      $20.629             0
                             2007        $20.629      $19.925        13,137
                             2008        $19.925      $12.100        10,216
                             2009        $12.100      $16.225         9,300
                             2010        $16.225      $19.559        10,007
                             2011        $19.559      $18.704         9,031
                             2012        $18.704      $21.559         7,704
                             2013        $21.559      $29.699         5,550

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.381         2,585
                             2010        $12.381      $13.657         2,210
                             2011        $13.657      $13.636         2,132
                             2012        $13.636      $15.936         2,083
                             2013        $15.936      $20.671           973
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.060      $12.783        31,531
                             2005        $12.783      $13.024        32,194
                             2006        $13.024      $14.280             0
                             2007        $14.280      $14.121        29,033
                             2008        $14.121      $ 8.199        23,207
                             2009        $ 8.199      $10.091        21,661
                             2010        $10.091      $10.955        21,656
                             2011        $10.955      $11.029        20,107
                             2012        $11.029      $12.158        14,329
                             2013        $12.158      $14.065        11,944
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.408      $13.263         4,154
                             2005        $13.263      $13.899         2,668
                             2006        $13.899      $15.367             0
                             2007        $15.367      $15.494         3,338
                             2008        $15.494      $10.120         1,059
                             2009        $10.120      $13.404         1,023
                             2010        $13.404      $15.059         1,021
                             2011        $15.059      $14.691         1,021
                             2012        $14.691      $16.434            24
                             2013        $16.434      $19.237            21
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.281      $11.838        13,584
                             2005        $11.838      $13.128        13,256
                             2006        $13.128      $13.220             0
                             2007        $13.220      $12.871        11,355
                             2008        $12.871      $10.456         7,033
                             2009        $10.456      $12.906         4,107
                             2010        $12.906      $12.954         3,529
                             2011        $12.954      $12.541         3,516
                             2012        $12.541      $15.020         2,687
                             2013        $15.020      $20.845         2,586

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.030      $16.713         2,575
                             2005        $16.713      $17.777         1,332
                             2006        $17.777      $22.123             0
                             2007        $22.123      $25.991         1,095
                             2008        $25.991      $17.697           823
                             2009        $17.697      $18.612           954
                             2010        $18.612      $18.567         1,023
                             2011        $18.567      $17.205           833
                             2012        $17.205      $17.703           823
                             2013        $17.703      $19.737           889
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.479      $14.671        29,015
                             2005        $14.671      $15.124        28,084
                             2006        $15.124      $17.174             0
                             2007        $17.174      $15.806        25,435
                             2008        $15.806      $ 9.491        22,320
                             2009        $ 9.491      $12.070        19,919
                             2010        $12.070      $13.523        18,786
                             2011        $13.523      $12.633        18,307
                             2012        $12.633      $14.743        17,544
                             2013        $14.743      $19.595        12,771
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.319      $14.423        11,842
                             2005        $14.423      $14.567        11,378
                             2006        $14.567      $15.772             0
                             2007        $15.772      $15.881         9,344
                             2008        $15.881      $11.501         7,876
                             2009        $11.501      $16.921         6,328
                             2010        $16.921      $18.903         6,751
                             2011        $18.903      $18.843         2,151
                             2012        $18.843      $21.413         1,911
                             2013        $21.413      $22.624         1,857
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.422      $10.662        49,072
                             2005        $10.662      $10.692        53,873
                             2006        $10.692      $10.948             0
                             2007        $10.948      $11.283        46,398
                             2008        $11.283      $ 8.409        35,253
                             2009        $ 8.409      $12.080        35,626
                             2010        $12.080      $13.002        33,751
                             2011        $13.002      $13.374        25,529
                             2012        $13.374      $14.508        23,560
                             2013        $14.508      $14.478        14,787

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.356      $15.203         5,112
                             2005        $15.203      $16.710         6,279
                             2006        $16.710      $20.908             0
                             2007        $20.908      $22.193         9,605
                             2008        $22.193      $12.184         6,818
                             2009        $12.184      $14.876         6,370
                             2010        $14.876      $16.034         4,605
                             2011        $16.034      $13.047         3,485
                             2012        $13.047      $15.581         2,610
                             2013        $15.581      $19.548           886
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.966      $14.308         4,584
                             2005        $14.308      $15.251         4,561
                             2006        $15.251      $17.022             0
                             2007        $17.022      $15.812         4,455
                             2008        $15.812      $ 9.363         1,427
                             2009        $ 9.363      $11.999         1,375
                             2010        $11.999      $13.391         1,373
                             2011        $13.391      $13.124         1,308
                             2012        $13.124      $15.019         1,220
                             2013        $15.019      $19.881         1,166
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.834      $ 9.697        18,684
                             2005        $ 9.697      $ 9.740        19,944
                             2006        $ 9.740      $ 9.961             0
                             2007        $ 9.961      $10.223        15,045
                             2008        $10.223      $10.272        74,829
                             2009        $10.272      $10.083        80,337
                             2010        $10.083      $ 9.881        19,733
                             2011        $ 9.881      $ 9.681        18,243
                             2012        $ 9.681      $ 9.484        18,726
                             2013        $ 9.484      $ 9.292        17,858
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.470      $14.555         2,704
                             2005        $14.555      $15.686         2,145
                             2006        $15.686      $16.682             0
                             2007        $16.682      $17.277         1,541
                             2008        $17.277      $10.367         1,105
                             2009        $10.367      $13.419         1,111
                             2010        $13.419      $15.716         7,736
                             2011        $15.716      $14.614         6,996
                             2012        $14.614      $16.714         5,711
                             2013        $16.714      $22.339         2,544

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.545      $16.447             5
                             2005        $16.447      $17.062         3,365
                             2006        $17.062      $19.392             0
                             2007        $19.392      $18.065         2,513
                             2008        $18.065      $ 9.776         2,660
                             2009        $ 9.776      $ 9.199             0
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.070      $13.771         3,828
                             2005        $13.771      $14.167         3,658
                             2006        $14.167      $15.449             0
                             2007        $15.449      $15.217         3,596
                             2008        $15.217      $ 9.160         3,702
                             2009        $ 9.160      $11.952         3,687
                             2010        $11.952      $13.625         3,576
                             2011        $13.625      $13.115         2,546
                             2012        $13.115      $15.149         2,439
                             2013        $15.149      $19.790         1,317
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.535      $15.726        12,861
                             2005        $15.726      $17.278        13,827
                             2006        $17.278      $17.850             0
                             2007        $17.850      $18.150        10,632
                             2008        $18.150      $ 9.681         8,180
                             2009        $ 9.681      $13.158         7,230
                             2010        $13.158      $14.988             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.374      $12.732        28,061
                             2005        $12.732      $13.183        27,583
                             2006        $13.183      $13.616             0
                             2007        $13.616      $14.073        25,698
                             2008        $14.073      $ 8.681        21,054
                             2009        $ 8.681      $13.937        17,470
                             2010        $13.937      $16.493        14,003
                             2011        $16.493      $13.273        14,162
                             2012        $13.273      $14.851        13,694
                             2013        $14.851      $20.910         8,701

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.847      $14.931        2,472
                             2005        $14.931      $16.403        2,472
                             2006        $16.403      $17.805            0
                             2007        $17.805      $18.555        2,573
                             2008        $18.555      $15.454        1,745
                             2009        $15.454      $19.697        1,355
                             2010        $19.697      $21.175        1,363
                             2011        $21.175      $22.172        1,319
                             2012        $22.172      $25.602        1,002
                             2013        $25.602      $22.883          686
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.047            0
                             2005        $11.047      $12.118        4,189
                             2006        $12.118      $14.425            0
                             2007        $14.425      $15.511        6,481
                             2008        $15.511      $10.797        4,104
                             2009        $10.797      $13.704        4,622
                             2010        $13.704      $15.310        6,535
                             2011        $15.310      $16.356        4,308
                             2012        $16.356      $18.519        4,278
                             2013        $18.519      $21.709        2,717
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.730        7,081
                             2005        $10.730      $12.164        6,573
                             2006        $12.164      $12.405        6,415
                             2007        $12.405      $14.813        5,308
                             2008        $14.813      $ 7.373        7,930
                             2009        $ 7.373      $11.957        6,728
                             2010        $11.957      $14.391        6,047
                             2011        $14.391      $13.704        5,170
                             2012        $13.704      $15.354        4,519
                             2013        $15.354      $22.271        3,403
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.705        1,033
                             2005        $10.705      $12.111          922
                             2006        $12.111      $12.316            0
                             2007        $12.316      $14.677            0
                             2008        $14.677      $ 7.282            0
                             2009        $ 7.282      $11.781            0
                             2010        $11.781      $14.151        1,849
                             2011        $14.151      $13.441        1,849
                             2012        $13.441      $15.017        1,849
                             2013        $15.017      $21.731        1,849

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.803             0
                             2007        $ 9.803      $11.773             0
                             2008        $11.773      $ 6.133           922
                             2009        $ 6.133      $ 9.455         8,648
                             2010        $ 9.455      $12.251        11,161
                             2011        $12.251      $11.140         8,578
                             2012        $11.140      $11.839         8,531
                             2013        $11.839      $15.945         8,422
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.552      $15.791         7,300
                             2005        $15.791      $17.463         7,213
                             2006        $17.463      $19.132             0
                             2007        $19.132      $19.295         6,355
                             2008        $19.295      $11.258         8,520
                             2009        $11.258      $16.173         7,944
                             2010        $16.173      $20.051         7,870
                             2011        $20.051      $17.930         6,748
                             2012        $17.930      $20.147         6,089
                             2013        $20.147      $33.814         5,979
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.482      $19.304        13,186
                             2005        $19.304      $22.080        13,396
                             2006        $22.080      $29.779             0
                             2007        $29.779      $24.130        10,628
                             2008        $24.130      $14.641         8,588
                             2009        $14.641      $18.429         6,714
                             2010        $18.429      $23.384         4,822
                             2011        $23.384      $24.205         4,536
                             2012        $24.205      $27.414         3,867
                             2013        $27.414      $27.325         3,334
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.850        12,026
                             2005        $ 9.850      $ 9.884        12,651
                             2006        $ 9.884      $10.086             0
                             2007        $10.086      $10.320         8,353
                             2008        $10.320      $10.290         7,536
                             2009        $10.290      $10.089             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 1.95


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.231          0
                             2007        $10.231      $11.743          0
                             2008        $11.743      $ 6.586          0
                             2009        $ 6.586      $ 8.731          0
                             2010        $ 8.731      $ 9.990          0
                             2011        $ 9.990      $ 9.505          0
                             2012        $ 9.505      $10.802          0
                             2013        $10.802      $13.843          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.422          0
                             2007        $10.422      $11.057          0
                             2008        $11.057      $ 8.097          0
                             2009        $ 8.097      $ 9.822          0
                             2010        $ 9.822      $10.818          0
                             2011        $10.818      $10.541          0
                             2012        $10.541      $11.510          0
                             2013        $11.510      $12.750          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.452          0
                             2007        $10.452      $11.246          0
                             2008        $11.246      $ 7.396          0
                             2009        $ 7.396      $ 9.303          0
                             2010        $ 9.303      $10.409          0
                             2011        $10.409      $10.060          0
                             2012        $10.060      $11.131          0
                             2013        $11.131      $12.596          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.461          0
                             2007        $10.461      $11.370          0
                             2008        $11.370      $ 6.879          0
                             2009        $ 6.879      $ 8.831          0
                             2010        $ 8.831      $10.015          0
                             2011        $10.015      $ 9.524          0
                             2012        $ 9.524      $10.735          0
                             2013        $10.735      $12.754          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.313          0
                             2007        $10.313      $10.688          0
                             2008        $10.688      $ 9.340          0
                             2009        $ 9.340      $10.478          0
                             2010        $10.478      $10.998          0
                             2011        $10.998      $10.913          0
                             2012        $10.913      $11.347          0
                             2013        $11.347      $11.682          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.710          0
                             2007        $ 9.710      $11.620          0
                             2008        $11.620      $ 6.280          0
                             2009        $ 6.280      $ 8.876          0
                             2010        $ 8.876      $10.403          0
                             2011        $10.403      $10.227          0
                             2012        $10.227      $11.826          0
                             2013        $11.826      $15.579          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.783          0
                             2007        $10.783      $11.098          0
                             2008        $11.098      $ 6.825          0
                             2009        $ 6.825      $ 8.435          0
                             2010        $ 8.435      $ 9.470          0
                             2011        $ 9.470      $ 9.434          0
                             2012        $ 9.434      $10.674          0
                             2013        $10.674      $13.779          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.841          0
                             2007        $ 9.841      $11.107          0
                             2008        $11.107      $ 6.564          0
                             2009        $ 6.564      $ 8.977          0
                             2010        $ 8.977      $11.295          0
                             2011        $11.295      $ 9.854          0
                             2012        $ 9.854      $11.047          0
                             2013        $11.047      $14.688          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.346      $14.446           0
                             2005        $14.446      $14.635          28
                             2006        $14.635      $16.723          28
                             2007        $16.723      $15.756          28
                             2008        $15.756      $10.000          24
                             2009        $10.000      $12.384          24
                             2010        $12.384      $14.141          23
                             2011        $14.141      $14.172          21
                             2012        $14.172      $15.564          19
                             2013        $15.564      $19.740          19
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.198           0
                             2005        $11.198      $11.135           0
                             2006        $11.135      $12.885           0
                             2007        $12.885      $13.082           0
                             2008        $13.082      $ 9.005           0
                             2009        $ 9.005      $11.949           0
                             2010        $11.949      $13.176           0
                             2011        $13.176      $13.202           0
                             2012        $13.202      $14.553           0
                             2013        $14.553      $16.227           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.511           0
                             2005        $10.511      $10.395           0
                             2006        $10.395      $11.282           0
                             2007        $11.282      $11.727           0
                             2008        $11.727      $ 7.513           0
                             2009        $ 7.513      $ 9.539           0
                             2010        $ 9.539      $10.417           0
                             2011        $10.417      $10.041           0
                             2012        $10.041      $11.041           0
                             2013        $11.041      $13.898           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.512      $17.574          27
                             2005        $17.574      $18.707          22
                             2006        $18.707      $21.417          22
                             2007        $21.417      $20.457          22
                             2008        $20.457      $13.409          19
                             2009        $13.409      $16.948          17
                             2010        $16.948      $21.266          16
                             2011        $21.266      $20.029          15
                             2012        $20.029      $23.204          14
                             2013        $23.204      $30.936          12

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.491      $16.899           0
                             2005        $16.899      $17.330           0
                             2006        $17.330      $18.434           0
                             2007        $18.434      $20.065           0
                             2008        $20.065      $11.291           0
                             2009        $11.291      $15.864           0
                             2010        $15.864      $19.814           0
                             2011        $19.814      $18.454           0
                             2012        $18.454      $20.017           0
                             2013        $20.017      $27.063           0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.214           0
                             2005        $10.214      $10.237           0
                             2006        $10.237      $10.421           0
                             2007        $10.421      $10.870           0
                             2008        $10.870      $11.445           0
                             2009        $11.445      $11.547           0
                             2010        $11.547      $11.897           0
                             2011        $11.897      $12.304           0
                             2012        $12.304      $12.267           0
                             2013        $12.267      $11.736           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.977           0
                             2007        $10.977      $12.014           0
                             2008        $12.014      $ 8.411           0
                             2009        $ 8.411      $10.150           0
                             2010        $10.150      $11.121           0
                             2011        $11.121      $10.562           0
                             2012        $10.562      $11.716           0
                             2013        $11.716      $14.631           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.643      $13.935          37
                             2005        $13.935      $15.077           0
                             2006        $15.077      $17.467           0
                             2007        $17.467      $17.686           0
                             2008        $17.686      $10.885           0
                             2009        $10.885      $13.426           0
                             2010        $13.426      $14.610           0
                             2011        $14.610      $14.149           0
                             2012        $14.149      $15.818           0
                             2013        $15.818      $19.854           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.816      $20.523           0
                             2005        $20.523      $25.594           0
                             2006        $25.594      $32.084           0
                             2007        $32.084      $40.431           0
                             2008        $40.431      $18.711           0
                             2009        $18.711      $31.603           0
                             2010        $31.603      $36.367           0
                             2011        $36.367      $29.946           0
                             2012        $29.946      $33.161           0
                             2013        $33.161      $32.152           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.551      $15.719           0
                             2005        $15.719      $16.948           0
                             2006        $16.948      $20.143           0
                             2007        $20.143      $22.756           0
                             2008        $22.756      $13.277           0
                             2009        $13.277      $17.806           0
                             2010        $17.806      $18.890           0
                             2011        $18.890      $16.520           0
                             2012        $16.520      $19.113           0
                             2013        $19.113      $23.001           0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.844      $14.421           0
                             2005        $14.421      $13.679           0
                             2006        $13.679      $15.097           0
                             2007        $15.097      $16.398           0
                             2008        $16.398      $17.043           0
                             2009        $17.043      $19.794           0
                             2010        $19.794      $22.169           0
                             2011        $22.169      $21.507           0
                             2012        $21.507      $24.216           0
                             2013        $24.216      $24.084           0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.697      $12.223          39
                             2005        $12.223      $12.875           0
                             2006        $12.875      $12.931           0
                             2007        $12.931      $14.759           0
                             2008        $14.759      $ 7.349           0
                             2009        $ 7.349      $11.913           0
                             2010        $11.913      $13.939           0
                             2011        $13.939      $12.770           0
                             2012        $12.770      $14.170           0
                             2013        $14.170      $19.385           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.264           0
                             2005        $11.264      $12.381           0
                             2006        $12.381      $14.624           0
                             2007        $14.624      $15.432           0
                             2008        $15.432      $ 8.866           0
                             2009        $ 8.866      $12.078           0
                             2010        $12.078      $14.449           0
                             2011        $14.449      $14.271           0
                             2012        $14.271      $16.382           0
                             2013        $16.382      $21.525           0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.258           0
                             2005        $11.258      $12.356           0
                             2006        $12.356      $14.586           0
                             2007        $14.586      $15.377           0
                             2008        $15.377      $ 8.815           0
                             2009        $ 8.815      $12.004           0
                             2010        $12.004      $14.353           0
                             2011        $14.353      $14.163           0
                             2012        $14.163      $16.225           0
                             2013        $16.225      $21.266           0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.301           0
                             2005        $11.301      $11.514          37
                             2006        $11.514      $13.077          36
                             2007        $13.077      $12.497          36
                             2008        $12.497      $ 7.851          29
                             2009        $ 7.851      $ 9.866          30
                             2010        $ 9.866      $11.170          28
                             2011        $11.170      $10.701          27
                             2012        $10.701      $12.453          24
                             2013        $12.453      $16.532          23
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.926           0
                             2005        $10.926      $11.482           0
                             2006        $11.482      $12.650           0
                             2007        $12.650      $12.794           0
                             2008        $12.794      $ 9.680           0
                             2009        $ 9.680      $11.603           0
                             2010        $11.603      $12.721           0
                             2011        $12.721      $12.288           0
                             2012        $12.288      $13.514           0
                             2013        $13.514      $16.516           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.308      $14.863          35
                             2005        $14.863      $15.959          26
                             2006        $15.959      $18.113          26
                             2007        $18.113      $18.171          25
                             2008        $18.171      $12.054          19
                             2009        $12.054      $14.640          20
                             2010        $14.640      $16.074          20
                             2011        $16.074      $15.375          19
                             2012        $15.375      $17.203          17
                             2013        $17.203      $22.520          17
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.088           0
                             2005        $11.088      $12.058           0
                             2006        $12.058      $12.381           0
                             2007        $12.381      $14.247           0
                             2008        $14.247      $ 7.412           0
                             2009        $ 7.412      $11.342           0
                             2010        $11.342      $14.127           0
                             2011        $14.127      $12.531           0
                             2012        $12.531      $13.688           0
                             2013        $13.688      $18.299           0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.348           0
                             2005        $10.348      $10.260           0
                             2006        $10.260      $10.977           0
                             2007        $10.977      $11.406           0
                             2008        $11.406      $ 9.204           0
                             2009        $ 9.204      $12.098           0
                             2010        $12.098      $13.297           0
                             2011        $13.297      $13.584           0
                             2012        $13.584      $14.958           0
                             2013        $14.958      $15.835           0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.891           0
                             2005        $10.897      $11.405           0
                             2006        $11.405      $12.796           0
                             2007        $12.796      $13.363           0
                             2008        $13.363      $ 9.327           0
                             2009        $ 9.327      $11.499           0
                             2010        $11.499      $13.394           0
                             2011        $13.394      $12.519           0
                             2012        $12.519      $13.547           0
                             2013        $13.547      $17.998           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.881           0
                             2005        $10.881      $10.994           0
                             2006        $10.994      $12.619           0
                             2007        $12.619      $12.771           0
                             2008        $12.771      $ 7.946           0
                             2009        $ 7.946      $ 9.245           0
                             2010        $ 9.245      $10.623           0
                             2011        $10.623      $ 9.764           0
                             2012        $ 9.764      $10.709           0
                             2013        $10.709      $14.242           0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.129           0
                             2005        $11.129      $11.395           0
                             2006        $11.395      $12.032           0
                             2007        $12.032      $14.279           0
                             2008        $14.279      $ 8.629           0
                             2009        $ 8.629      $12.291           0
                             2010        $12.291      $14.785           0
                             2011        $14.785      $13.015           0
                             2012        $13.015      $14.532           0
                             2013        $14.532      $19.494           0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.112           0
                             2005        $11.112      $11.769          18
                             2006        $11.769      $12.926          18
                             2007        $12.926      $12.722          18
                             2008        $12.722      $ 7.550          17
                             2009        $ 7.550      $ 9.354          16
                             2010        $ 9.354      $11.482          14
                             2011        $11.482      $10.786          13
                             2012        $10.786      $12.090          13
                             2013        $12.090      $15.419          12
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.252      $12.783           0
                             2005        $12.783      $13.118          32
                             2006        $13.118      $13.824          33
                             2007        $13.824      $15.402          30
                             2008        $15.402      $ 8.190          28
                             2009        $ 8.190      $11.553          26
                             2010        $11.553      $12.339          26
                             2011        $12.339      $11.910          24
                             2012        $11.910      $13.264          23
                             2013        $13.264      $16.800          23

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.050      $14.021           0
                             2005        $14.021      $14.226           0
                             2006        $14.226      $15.434           0
                             2007        $15.434      $15.628           0
                             2008        $15.628      $ 8.623           0
                             2009        $ 8.623      $10.261           0
                             2010        $10.261      $11.315           0
                             2011        $11.315      $11.116           0
                             2012        $11.116      $12.194           0
                             2013        $12.194      $13.464           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.096           0
                             2005        $10.096      $10.111           0
                             2006        $10.111      $10.383           0
                             2007        $10.383      $10.575           0
                             2008        $10.575      $ 6.305           0
                             2009        $ 6.305      $ 6.729           0
                             2010        $ 6.729      $ 7.327           0
                             2011        $ 7.327      $ 7.740           0
                             2012        $ 7.740      $ 8.344           0
                             2013        $ 8.344      $ 8.135           0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.348      $14.432           0
                             2005        $14.432      $15.817           0
                             2006        $15.817      $15.897           0
                             2007        $15.897      $16.494           0
                             2008        $16.494      $ 8.197           0
                             2009        $ 8.197      $10.610           0
                             2010        $10.610      $13.203           0
                             2011        $13.203      $13.029           0
                             2012        $13.029      $14.811           0
                             2013        $14.811      $19.657           0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.186      $16.503           0
                             2005        $16.503      $18.422          12
                             2006        $18.422      $21.159          11
                             2007        $21.159      $21.963          10
                             2008        $21.963      $12.824          10
                             2009        $12.824      $17.488           8
                             2010        $17.488      $19.802           8
                             2011        $19.802      $17.726           8
                             2012        $17.726      $20.980           7
                             2013        $20.980      $26.073           7

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.096      $12.835           0
                             2005        $12.835      $12.872           0
                             2006        $12.872      $13.509           0
                             2007        $13.509      $14.481           0
                             2008        $14.481      $12.118           0
                             2009        $12.118      $14.042           0
                             2010        $14.042      $15.772           0
                             2011        $15.772      $15.535           0
                             2012        $15.535      $17.201           0
                             2013        $17.201      $16.771           0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.914      $13.741           0
                             2005        $13.741      $13.717           0
                             2006        $13.717      $14.663           0
                             2007        $14.663      $14.280           0
                             2008        $14.280      $ 2.994           0
                             2009        $ 2.994      $ 3.690           0
                             2010        $ 3.690      $ 4.133           0
                             2011        $ 4.133      $ 3.941           0
                             2012        $ 3.941      $ 4.360           0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.591      $13.448          35
                             2005        $13.448      $13.917           0
                             2006        $13.917      $15.630           0
                             2007        $15.630      $15.928           0
                             2008        $15.928      $ 9.566           0
                             2009        $ 9.566      $11.982           0
                             2010        $11.982      $13.582           0
                             2011        $13.582      $13.250           0
                             2012        $13.250      $15.119           0
                             2013        $15.119      $19.448           0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.613      $17.043          31
                             2005        $17.043      $18.300          12
                             2006        $18.300      $20.535          11
                             2007        $20.535      $19.813          11
                             2008        $19.813      $12.020          10
                             2009        $12.020      $16.101           9
                             2010        $16.101      $19.390           8
                             2011        $19.390      $18.524           8
                             2012        $18.524      $21.329           7
                             2013        $21.329      $29.353           6

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.286          24
                             2010        $12.286      $13.539          23
                             2011        $13.539      $13.505          22
                             2012        $13.505      $15.766          19
                             2013        $15.766      $20.430          19
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.041      $12.751          36
                             2005        $12.751      $12.978           0
                             2006        $12.978      $14.215           0
                             2007        $14.215      $14.042           0
                             2008        $14.042      $ 8.145           0
                             2009        $ 8.145      $10.014           0
                             2010        $10.014      $10.860           0
                             2011        $10.860      $10.923           0
                             2012        $10.923      $12.028           0
                             2013        $12.028      $13.901           0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.390      $13.229           0
                             2005        $13.229      $13.849           0
                             2006        $13.849      $15.297           0
                             2007        $15.297      $15.407           0
                             2008        $15.407      $10.053           0
                             2009        $10.053      $13.302           0
                             2010        $13.302      $14.930           0
                             2011        $14.930      $14.550           0
                             2012        $14.550      $16.259           0
                             2013        $16.259      $19.013           0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.264      $11.808           0
                             2005        $11.808      $13.081           0
                             2006        $13.081      $13.159           0
                             2007        $13.159      $12.799           0
                             2008        $12.799      $10.387           0
                             2009        $10.387      $12.807           0
                             2010        $12.807      $12.843           0
                             2011        $12.843      $12.420           0
                             2012        $12.420      $14.860           0
                             2013        $14.860      $20.602           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.009      $16.670          0
                             2005        $16.670      $17.714          0
                             2006        $17.714      $22.022          0
                             2007        $22.022      $25.846          0
                             2008        $25.846      $17.581          0
                             2009        $17.581      $18.470          0
                             2010        $18.470      $18.406          0
                             2011        $18.406      $17.039          0
                             2012        $17.039      $17.514          0
                             2013        $17.514      $19.507          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.458      $14.634          0
                             2005        $14.634      $15.070          0
                             2006        $15.070      $17.096          0
                             2007        $17.096      $15.717          0
                             2008        $15.717      $ 9.429          0
                             2009        $ 9.429      $11.978          0
                             2010        $11.978      $13.407          0
                             2011        $13.407      $12.511          0
                             2012        $12.511      $14.586          0
                             2013        $14.586      $19.367          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.299      $14.386          0
                             2005        $14.386      $14.515          0
                             2006        $14.515      $15.700          0
                             2007        $15.700      $15.792          0
                             2008        $15.792      $11.425          0
                             2009        $11.425      $16.792          0
                             2010        $16.792      $18.740          0
                             2011        $18.740      $18.662          0
                             2012        $18.662      $21.185          0
                             2013        $21.185      $22.360          0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.406      $10.635          0
                             2005        $10.635      $10.654          0
                             2006        $10.654      $10.898          0
                             2007        $10.898      $11.220          0
                             2008        $11.220      $ 8.353          0
                             2009        $ 8.353      $11.988          0
                             2010        $11.988      $12.890          0
                             2011        $12.890      $13.246          0
                             2012        $13.246      $14.354          0
                             2013        $14.354      $14.310          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.336      $15.164          35
                             2005        $15.164      $16.651          13
                             2006        $16.651      $20.813          12
                             2007        $20.813      $22.069          10
                             2008        $22.069      $12.104          11
                             2009        $12.104      $14.763          10
                             2010        $14.763      $15.896          10
                             2011        $15.896      $12.921          10
                             2012        $12.921      $15.416          10
                             2013        $15.416      $19.321          10
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.947      $14.271           0
                             2005        $14.271      $15.197           0
                             2006        $15.197      $16.945           0
                             2007        $16.945      $15.723           0
                             2008        $15.723      $ 9.301           0
                             2009        $ 9.301      $11.908           0
                             2010        $11.908      $13.275           0
                             2011        $13.275      $12.997           0
                             2012        $12.997      $14.859           0
                             2013        $14.859      $19.649           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.819      $ 9.672           0
                             2005        $ 9.672      $ 9.705           0
                             2006        $ 9.705      $ 9.915           0
                             2007        $ 9.915      $10.166           0
                             2008        $10.166      $10.204           0
                             2009        $10.204      $10.007           0
                             2010        $10.007      $ 9.796           0
                             2011        $ 9.796      $ 9.588           0
                             2012        $ 9.588      $ 9.383           0
                             2013        $ 9.383      $ 9.183           0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.449      $14.518           0
                             2005        $14.518      $15.630           0
                             2006        $15.630      $16.606           0
                             2007        $16.606      $17.181           0
                             2008        $17.181      $10.298           0
                             2009        $10.298      $13.317           0
                             2010        $13.317      $15.581           0
                             2011        $15.581      $14.473           0
                             2012        $14.473      $16.536           0
                             2013        $16.536      $22.079           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.523      $16.405           0
                             2005        $16.405      $17.001          25
                             2006        $17.001      $19.303          24
                             2007        $19.303      $17.964          25
                             2008        $17.964      $ 9.711          24
                             2009        $ 9.711      $ 9.137           0
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.050      $13.737           0
                             2005        $13.737      $14.117           0
                             2006        $14.117      $15.379           0
                             2007        $15.379      $15.132           0
                             2008        $15.132      $ 9.100           0
                             2009        $ 9.100      $11.861           0
                             2010        $11.861      $13.508           0
                             2011        $13.508      $12.988           0
                             2012        $12.988      $14.987           0
                             2013        $14.987      $19.560           0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.515      $15.687           0
                             2005        $15.687      $17.217           0
                             2006        $17.217      $17.768           0
                             2007        $17.768      $18.048           0
                             2008        $18.048      $ 9.617           0
                             2009        $ 9.617      $13.058           0
                             2010        $13.058      $14.863           0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.355      $12.699           0
                             2005        $12.699      $13.136           0
                             2006        $13.136      $13.554           0
                             2007        $13.554      $13.995           0
                             2008        $13.995      $ 8.623           0
                             2009        $ 8.623      $13.831           0
                             2010        $13.831      $16.350           0
                             2011        $16.350      $13.145           0
                             2012        $13.145      $14.693           0
                             2013        $14.693      $20.666           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.826      $14.893           0
                             2005        $14.893      $16.344           0
                             2006        $16.344      $17.724           0
                             2007        $17.724      $18.451           0
                             2008        $18.451      $15.352           0
                             2009        $15.352      $19.547           0
                             2010        $19.547      $20.993           0
                             2011        $20.993      $21.959           0
                             2012        $21.959      $25.329           0
                             2013        $25.329      $22.616           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.036           0
                             2005        $11.036      $12.094           0
                             2006        $12.094      $14.381           0
                             2007        $14.381      $15.448           0
                             2008        $15.448      $10.742           0
                             2009        $10.742      $13.620           0
                             2010        $13.620      $15.201           0
                             2011        $15.201      $16.223           0
                             2012        $16.223      $18.350           0
                             2013        $18.350      $21.488           0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.723           0
                             2005        $10.723      $12.143          36
                             2006        $12.143      $12.372          37
                             2007        $12.372      $14.757          31
                             2008        $14.757      $ 7.338          31
                             2009        $ 7.338      $11.888          25
                             2010        $11.888      $14.294          22
                             2011        $14.294      $13.597          20
                             2012        $13.597      $15.218          20
                             2013        $15.218      $22.052          18
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.698           0
                             2005        $10.698      $12.090           0
                             2006        $12.090      $12.283           0
                             2007        $12.283      $14.623           0
                             2008        $14.623      $ 7.248           0
                             2009        $ 7.248      $11.713           0
                             2010        $11.713      $14.055           0
                             2011        $14.055      $13.336           0
                             2012        $13.336      $14.884           0
                             2013        $14.884      $21.517           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.796           0
                             2007        $ 9.796      $11.753           0
                             2008        $11.753      $ 6.116           0
                             2009        $ 6.116      $ 9.419           0
                             2010        $ 9.419      $12.193           0
                             2011        $12.193      $11.076           0
                             2012        $11.076      $11.759           0
                             2013        $11.759      $15.820           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.543      $15.764           0
                             2005        $15.764      $17.415          24
                             2006        $17.415      $19.061          24
                             2007        $19.061      $19.203          23
                             2008        $19.203      $11.193          23
                             2009        $11.193      $16.063          19
                             2010        $16.063      $19.894          17
                             2011        $19.894      $17.772          16
                             2012        $17.772      $19.949          15
                             2013        $19.949      $33.448          12
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.460      $19.256           0
                             2005        $19.256      $22.001           0
                             2006        $22.001      $29.643           0
                             2007        $29.643      $23.995           0
                             2008        $23.995      $14.545           0
                             2009        $14.545      $18.288           0
                             2010        $18.288      $23.182           0
                             2011        $23.182      $23.972           0
                             2012        $23.972      $27.122           0
                             2013        $27.122      $27.007           0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.840           0
                             2005        $ 9.840      $ 9.864           0
                             2006        $ 9.864      $10.056           0
                             2007        $10.056      $10.278           0
                             2008        $10.278      $10.238           0
                             2009        $10.238      $10.027           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
              INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.55


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.259        15,688
                             2007        $10.259      $11.824        12,294
                             2008        $11.824      $ 6.658        24,924
                             2009        $ 6.658      $ 8.863        27,808
                             2010        $ 8.863      $10.183        26,037
                             2011        $10.183      $ 9.727        33,468
                             2012        $ 9.727      $11.100        24,412
                             2013        $11.100      $14.283        14,374
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.451             0
                             2007        $10.451      $11.133             0
                             2008        $11.133      $ 8.186             0
                             2009        $ 8.186      $ 9.970         1,449
                             2010        $ 9.970      $11.026           393
                             2011        $11.026      $10.788        30,480
                             2012        $10.788      $11.828        28,479
                             2013        $11.828      $13.156           169
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.481             0
                             2007        $10.481      $11.324             0
                             2008        $11.324      $ 7.477             0
                             2009        $ 7.477      $ 9.444           323
                             2010        $ 9.444      $10.610         1,749
                             2011        $10.610      $10.296           230
                             2012        $10.296      $11.439           202
                             2013        $11.439      $12.997           177

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.489             0
                             2007        $10.489      $11.448             0
                             2008        $11.448      $ 6.955             0
                             2009        $ 6.955      $ 8.964             0
                             2010        $ 8.964      $10.208             0
                             2011        $10.208      $ 9.747             0
                             2012        $ 9.747      $11.031             0
                             2013        $11.031      $13.160             0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.342             0
                             2007        $10.342      $10.762             0
                             2008        $10.762      $ 9.443             0
                             2009        $ 9.443      $10.637             0
                             2010        $10.637      $11.210             0
                             2011        $11.210      $11.168             0
                             2012        $11.168      $11.660             0
                             2013        $11.660      $12.054             0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.736             0
                             2007        $ 9.736      $11.700             0
                             2008        $11.700      $ 6.349             0
                             2009        $ 6.349      $ 9.010             0
                             2010        $ 9.010      $10.604             0
                             2011        $10.604      $10.466             0
                             2012        $10.466      $12.153             0
                             2013        $12.153      $16.075             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.813         5,760
                             2007        $10.813      $11.174             0
                             2008        $11.174      $ 6.900        21,242
                             2009        $ 6.900      $ 8.563         4,672
                             2010        $ 8.563      $ 9.653             0
                             2011        $ 9.653      $ 9.655             0
                             2012        $ 9.655      $10.969             0
                             2013        $10.969      $14.217       113,621
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.868        17,470
                             2007        $ 9.868      $11.183        25,569
                             2008        $11.183      $ 6.636        21,541
                             2009        $ 6.636      $ 9.113        21,355
                             2010        $ 9.113      $11.513        19,984
                             2011        $11.513      $10.085        18,628
                             2012        $10.085      $11.352        18,563
                             2013        $11.352      $15.156        17,607

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.401      $14.565        80,615
                             2005        $14.565      $14.815        72,766
                             2006        $14.815      $16.998        78,357
                             2007        $16.998      $16.081        63,441
                             2008        $16.081      $10.248        54,551
                             2009        $10.248      $12.743        47,511
                             2010        $12.743      $14.610        43,300
                             2011        $14.610      $14.702        40,234
                             2012        $14.702      $16.213        36,136
                             2013        $16.213      $20.647        13,689
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.229         5,579
                             2005        $11.229      $11.211        62,023
                             2006        $11.211      $13.026        62,505
                             2007        $13.026      $13.279        72,830
                             2008        $13.279      $ 9.178        65,764
                             2009        $ 9.178      $12.229        64,027
                             2010        $12.229      $13.539        58,398
                             2011        $13.539      $13.621        45,594
                             2012        $13.621      $15.077        40,098
                             2013        $15.077      $16.880        25,656
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.521         5,373
                             2005        $10.521      $10.448        32,288
                             2006        $10.448      $11.386        40,007
                             2007        $11.386      $11.884        41,743
                             2008        $11.884      $ 7.645        34,708
                             2009        $ 7.645      $ 9.745        31,343
                             2010        $ 9.745      $10.685        24,478
                             2011        $10.685      $10.342        18,284
                             2012        $10.342      $11.419        17,129
                             2013        $11.419      $14.433         8,741
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.572      $17.719        32,792
                             2005        $17.719      $18.938        49,174
                             2006        $18.938      $21.769        55,779
                             2007        $21.769      $20.879        50,594
                             2008        $20.879      $13.742        47,481
                             2009        $13.742      $17.439        46,588
                             2010        $17.439      $21.973        41,686
                             2011        $21.973      $20.779        31,290
                             2012        $20.779      $24.171        25,507
                             2013        $24.171      $32.357        22,308

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.554      $17.038        21,562
                             2005        $17.038      $17.544        20,417
                             2006        $17.544      $18.738        19,463
                             2007        $18.738      $20.479        18,899
                             2008        $20.479      $11.571        19,612
                             2009        $11.571      $16.324        19,109
                             2010        $16.324      $20.472        18,992
                             2011        $20.472      $19.144        16,649
                             2012        $19.144      $20.851        16,656
                             2013        $20.851      $28.306           762
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.242         1,152
                             2005        $10.242      $10.307         7,780
                             2006        $10.307      $10.535         8,700
                             2007        $10.535      $11.034         9,104
                             2008        $11.034      $11.665        16,933
                             2009        $11.665      $11.817        10,026
                             2010        $11.817      $12.225         5,159
                             2011        $12.225      $12.695        10,990
                             2012        $12.695      $12.709         8,503
                             2013        $12.709      $12.208         1,248
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.007         3,846
                             2007        $11.007      $12.096         9,096
                             2008        $12.096      $ 8.504        23,634
                             2009        $ 8.504      $10.304        22,345
                             2010        $10.304      $11.335        18,247
                             2011        $11.335      $10.809        25,143
                             2012        $10.809      $12.039        24,368
                             2013        $12.039      $15.096        21,822
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.695      $14.050        55,241
                             2005        $14.050      $15.263        69,297
                             2006        $15.263      $17.755        67,524
                             2007        $17.755      $18.051        60,100
                             2008        $18.051      $11.155        67,989
                             2009        $11.155      $13.816        61,763
                             2010        $13.816      $15.095        57,086
                             2011        $15.095      $14.679        27,819
                             2012        $14.679      $16.477        22,354
                             2013        $16.477      $20.766        16,056
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.885      $20.692        11,568
                             2005        $20.692      $25.910        15,891
                             2006        $25.910      $32.612        14,905
                             2007        $32.612      $41.265         9,253
                             2008        $41.265      $19.175         9,398
                             2009        $19.175      $32.520         7,958
                             2010        $32.520      $37.574         7,447
                             2011        $37.574      $31.067         5,605
                             2012        $31.067      $34.543         4,615
                             2013        $34.543      $33.629         4,046

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.607      $15.848        14,506
                             2005        $15.848      $17.157        35,524
                             2006        $17.157      $20.475        38,949
                             2007        $20.475      $23.226        41,446
                             2008        $23.226      $13.606        40,990
                             2009        $13.606      $18.322        38,182
                             2010        $18.322      $19.517        42,545
                             2011        $19.517      $17.138        44,075
                             2012        $17.138      $19.910        40,332
                             2013        $19.910      $24.058        33,862
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.897      $14.540        24,254
                             2005        $14.540      $13.848        19,843
                             2006        $13.848      $15.345        18,843
                             2007        $15.345      $16.736        16,385
                             2008        $16.736      $17.465        12,165
                             2009        $17.465      $20.368        11,903
                             2010        $20.368      $22.905        11,809
                             2011        $22.905      $22.312         4,708
                             2012        $22.312      $25.225         2,190
                             2013        $25.225      $25.190         1,765
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.745      $12.323        59,983
                             2005        $12.323      $13.034        53,073
                             2006        $13.034      $13.144        47,344
                             2007        $13.144      $15.064        22,658
                             2008        $15.064      $ 7.532        24,739
                             2009        $ 7.532      $12.258        21,859
                             2010        $12.258      $14.402        19,975
                             2011        $14.402      $13.248        16,172
                             2012        $13.248      $14.760        14,107
                             2013        $14.760      $20.276        10,027

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.295        17,686
                             2005        $11.295      $12.465        17,277
                             2006        $12.465      $14.784        24,267
                             2007        $14.784      $15.665        13,461
                             2008        $15.665      $ 9.037        10,505
                             2009        $ 9.037      $12.361         9,272
                             2010        $12.361      $14.848         7,529
                             2011        $14.848      $14.724         8,292
                             2012        $14.724      $16.971         5,800
                             2013        $16.971      $22.390         2,152
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.288         5,752
                             2005        $11.288      $12.440         7,121
                             2006        $12.440      $14.745         9,004
                             2007        $14.745      $15.609         9,295
                             2008        $15.609      $ 8.984         5,850
                             2009        $ 8.984      $12.285         5,489
                             2010        $12.285      $14.749         5,190
                             2011        $14.749      $14.613         5,001
                             2012        $14.613      $16.810         4,740
                             2013        $16.810      $22.122         4,584
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.332        21,426
                             2005        $11.332      $11.593        85,203
                             2006        $11.593      $13.219        95,448
                             2007        $13.219      $12.686        74,728
                             2008        $12.686      $ 8.002        74,833
                             2009        $ 8.002      $10.097        60,306
                             2010        $10.097      $11.478        62,823
                             2011        $11.478      $11.041        58,035
                             2012        $11.041      $12.902        43,378
                             2013        $12.902      $17.197        35,005
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.956         6,468
                             2005        $10.956      $11.560        22,014
                             2006        $11.560      $12.788        17,486
                             2007        $12.788      $12.987        19,727
                             2008        $12.987      $ 9.866        21,201
                             2009        $ 9.866      $11.875        19,377
                             2010        $11.875      $13.072        16,370
                             2011        $13.072      $12.678         9,063
                             2012        $12.678      $14.000         7,858
                             2013        $14.000      $17.180         7,041

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.363      $14.985        93,539
                             2005        $14.985      $16.156       110,635
                             2006        $16.156      $18.412       113,936
                             2007        $18.412      $18.546       108,153
                             2008        $18.546      $12.353       100,769
                             2009        $12.353      $15.065        99,089
                             2010        $15.065      $16.607        93,342
                             2011        $16.607      $15.950        52,751
                             2012        $15.950      $17.920        50,799
                             2013        $17.920      $23.555        31,605
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.119        23,608
                             2005        $11.119      $12.140        23,367
                             2006        $12.140      $12.516        23,393
                             2007        $12.516      $14.462        17,988
                             2008        $14.462      $ 7.555        16,001
                             2009        $ 7.555      $11.608        16,188
                             2010        $11.608      $14.517        15,225
                             2011        $14.517      $12.930        10,253
                             2012        $12.930      $14.181        10,621
                             2013        $14.181      $19.035         9,997
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.359         2,183
                             2005        $10.359      $10.312        17,857
                             2006        $10.312      $11.078        21,173
                             2007        $11.078      $11.558        22,381
                             2008        $11.558      $ 9.365        13,357
                             2009        $ 9.365      $12.360        13,231
                             2010        $12.360      $13.640         9,746
                             2011        $13.640      $13.991        22,362
                             2012        $13.991      $15.470        23,090
                             2013        $15.470      $16.443        10,138
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.908         4,191
                             2005        $10.908      $11.464        11,666
                             2006        $11.464      $12.914        17,592
                             2007        $12.914      $13.541         8,761
                             2008        $13.541      $ 9.490         8,672
                             2009        $ 9.490      $11.747         7,921
                             2010        $11.747      $13.740        14,117
                             2011        $13.740      $12.895        18,431
                             2012        $12.895      $14.011        14,189
                             2013        $14.011      $18.690        14,075

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.892         5,764
                             2005        $10.892      $11.050        30,337
                             2006        $11.050      $12.734        47,101
                             2007        $12.734      $12.942        32,671
                             2008        $12.942      $ 8.085        27,459
                             2009        $ 8.085      $ 9.445        26,556
                             2010        $ 9.445      $10.897        13,966
                             2011        $10.897      $10.057         1,034
                             2012        $10.057      $11.076           928
                             2013        $11.076      $14.790           894
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.140         2,030
                             2005        $11.140      $11.453         2,574
                             2006        $11.453      $12.143         3,653
                             2007        $12.143      $14.469         5,137
                             2008        $14.469      $ 8.780        10,679
                             2009        $ 8.780      $12.557        10,040
                             2010        $12.557      $15.167         8,965
                             2011        $15.167      $13.406         8,934
                             2012        $13.406      $15.029         8,888
                             2013        $15.029      $20.244         8,258
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.123         2,596
                             2005        $11.123      $11.829        27,030
                             2006        $11.829      $13.045        28,631
                             2007        $13.045      $12.891        25,814
                             2008        $12.891      $ 7.682        20,426
                             2009        $ 7.682      $ 9.557        18,223
                             2010        $ 9.557      $11.779        14,036
                             2011        $11.779      $11.110        12,273
                             2012        $11.110      $12.504         9,875
                             2013        $12.504      $16.011         3,138
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.285      $12.870        13,787
                             2005        $12.870      $13.262        61,596
                             2006        $13.262      $14.032        68,641
                             2007        $14.032      $15.698        66,287
                             2008        $15.698      $ 8.381        65,494
                             2009        $ 8.381      $11.871        60,544
                             2010        $11.871      $12.732        54,359
                             2011        $12.732      $12.339        29,206
                             2012        $12.339      $13.797        25,020
                             2013        $13.797      $17.547        20,682

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.104      $14.136        30,201
                             2005        $14.136      $14.401        34,344
                             2006        $14.401      $15.688        32,343
                             2007        $15.688      $15.951        29,371
                             2008        $15.951      $ 8.837        28,671
                             2009        $ 8.837      $10.559        24,276
                             2010        $10.559      $11.690        21,512
                             2011        $11.690      $11.532        12,726
                             2012        $11.532      $12.702        10,837
                             2013        $12.702      $14.083         5,829
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.106         1,119
                             2005        $10.106      $10.163         7,596
                             2006        $10.163      $10.479         8,555
                             2007        $10.479      $10.716        11,980
                             2008        $10.716      $ 6.415        15,538
                             2009        $ 6.415      $ 6.874        15,921
                             2010        $ 6.874      $ 7.517        26,055
                             2011        $ 7.517      $ 7.972        34,296
                             2012        $ 7.972      $ 8.630        14,865
                             2013        $ 8.630      $ 8.447        13,992
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.399      $14.550        12,235
                             2005        $14.550      $16.012        10,420
                             2006        $16.012      $16.159        11,399
                             2007        $16.159      $16.834         7,908
                             2008        $16.834      $ 8.401         7,402
                             2009        $ 8.401      $10.918         5,433
                             2010        $10.918      $13.642         5,009
                             2011        $13.642      $13.517         4,090
                             2012        $13.517      $15.428         3,568
                             2013        $15.428      $20.560         3,522
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.244      $16.639        33,782
                             2005        $16.639      $18.649        33,272
                             2006        $18.649      $21.507        34,885
                             2007        $21.507      $22.416        30,819
                             2008        $22.416      $13.142        29,702
                             2009        $13.142      $17.996        25,257
                             2010        $17.996      $20.459        23,728
                             2011        $20.459      $18.390        10,715
                             2012        $18.390      $21.855         9,928
                             2013        $21.855      $27.271         9,058

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.145      $12.940       106,615
                             2005        $12.940      $13.031       120,087
                             2006        $13.031      $13.731       124,190
                             2007        $13.731      $14.780       117,742
                             2008        $14.780      $12.419        92,146
                             2009        $12.419      $14.449        94,068
                             2010        $14.449      $16.295        92,344
                             2011        $16.295      $16.116        48,528
                             2012        $16.116      $17.918        54,533
                             2013        $17.918      $17.541        41,057
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.967      $13.854        28,644
                             2005        $13.854      $13.886        26,248
                             2006        $13.886      $14.904        29,719
                             2007        $14.904      $14.575        27,563
                             2008        $14.575      $ 3.068        43,746
                             2009        $ 3.068      $ 3.797        54,130
                             2010        $ 3.797      $ 4.270        50,917
                             2011        $ 4.270      $ 4.089        48,027
                             2012        $ 4.089      $ 4.538             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.643      $13.559       186,357
                             2005        $13.559      $14.088       202,380
                             2006        $14.088      $15.887       184,863
                             2007        $15.887      $16.257       129,614
                             2008        $16.257      $ 9.804       113,539
                             2009        $ 9.804      $12.330        86,107
                             2010        $12.330      $14.033        79,898
                             2011        $14.033      $13.746        67,589
                             2012        $13.746      $15.749        59,659
                             2013        $15.749      $20.341        26,880
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.673      $17.184        28,326
                             2005        $17.184      $18.526        32,736
                             2006        $18.526      $20.873        29,068
                             2007        $20.873      $20.222        27,303
                             2008        $20.222      $12.318        30,176
                             2009        $12.318      $16.568        26,686
                             2010        $16.568      $20.034        18,419
                             2011        $20.034      $19.217        13,761
                             2012        $19.217      $22.218        12,787
                             2013        $22.218      $30.701        10,300

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.643        30,073
                             2010        $12.643      $13.989        26,282
                             2011        $13.989      $14.010        21,411
                             2012        $14.010      $16.423        15,456
                             2013        $16.423      $21.369        12,141
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.091      $12.856        51,388
                             2005        $12.856      $13.138        39,909
                             2006        $13.138      $14.449        43,298
                             2007        $14.449      $14.332        29,990
                             2008        $14.332      $ 8.347        19,544
                             2009        $ 8.347      $10.304        16,926
                             2010        $10.304      $11.221        16,133
                             2011        $11.221      $11.332         8,980
                             2012        $11.332      $12.530         4,462
                             2013        $12.530      $14.539         4,379
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.441      $13.338        17,764
                             2005        $13.338      $14.020        21,682
                             2006        $14.020      $15.548        22,480
                             2007        $15.548      $15.725        18,609
                             2008        $15.725      $10.303        17,046
                             2009        $10.303      $13.688        12,368
                             2010        $13.688      $15.425        13,673
                             2011        $15.425      $15.094         9,304
                             2012        $15.094      $16.936         9,195
                             2013        $16.936      $19.886         9,085
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.310      $11.905        17,760
                             2005        $11.905      $13.243        17,827
                             2006        $13.243      $13.376        17,643
                             2007        $13.376      $13.063        13,766
                             2008        $13.063      $10.644        13,359
                             2009        $10.644      $13.179        11,639
                             2010        $13.179      $13.269        12,319
                             2011        $13.269      $12.885         9,111
                             2012        $12.885      $15.480         8,612
                             2013        $15.480      $21.548         7,228
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.067      $16.807         2,650
                             2005        $16.807      $17.932         2,592
                             2006        $17.932      $22.384         2,476
                             2007        $22.384      $26.379         2,144
                             2008        $26.379      $18.017         2,119
                             2009        $18.017      $19.006         1,547
                             2010        $19.006      $19.018         1,520
                             2011        $19.018      $17.677         1,479
                             2012        $17.677      $18.244         1,446
                             2013        $18.244      $20.403         1,404

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.514      $14.754       221,560
                             2005        $14.754      $15.256       221,022
                             2006        $15.256      $17.377       200,835
                             2007        $17.377      $16.042       137,414
                             2008        $16.042      $ 9.663       114,188
                             2009        $ 9.663      $12.325        83,456
                             2010        $12.325      $13.852        76,493
                             2011        $13.852      $12.980        43,004
                             2012        $12.980      $15.194        33,882
                             2013        $15.194      $20.256        25,696
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.354      $14.505        41,556
                             2005        $14.505      $14.694        40,439
                             2006        $14.694      $15.959        34,310
                             2007        $15.959      $16.118        33,416
                             2008        $16.118      $11.709        22,857
                             2009        $11.709      $17.279        12,701
                             2010        $17.279      $19.362        11,311
                             2011        $19.362      $19.360         8,049
                             2012        $19.360      $22.068         8,206
                             2013        $22.068      $23.387         8,044
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.449      $10.723       163,450
                             2005        $10.723      $10.785       175,096
                             2006        $10.785      $11.077       182,927
                             2007        $11.077      $11.452       162,170
                             2008        $11.452      $ 8.560       141,718
                             2009        $ 8.560      $12.336       131,541
                             2010        $12.336      $13.318       127,449
                             2011        $13.318      $13.741        90,533
                             2012        $13.741      $14.952        87,151
                             2013        $14.952      $14.967        16,135
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.391      $15.289        21,425
                             2005        $15.289      $16.856        38,262
                             2006        $16.856      $21.155        46,442
                             2007        $21.155      $22.524        55,235
                             2008        $22.524      $12.404        53,662
                             2009        $12.404      $15.191        51,114
                             2010        $15.191      $16.423        50,244
                             2011        $16.423      $13.405        23,285
                             2012        $13.405      $16.058        23,160
                             2013        $16.058      $20.208        23,112

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $13.000      $14.389        46,387
                             2005        $14.389      $15.384        47,163
                             2006        $15.384      $17.223        45,387
                             2007        $17.223      $16.048        24,441
                             2008        $16.048      $ 9.532        23,708
                             2009        $ 9.532      $12.253        20,929
                             2010        $12.253      $13.716        19,403
                             2011        $13.716      $13.484        16,576
                             2012        $13.484      $15.479        15,382
                             2013        $15.479      $20.552         5,561
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.859      $ 9.752        30,479
                             2005        $ 9.752      $ 9.825        76,749
                             2006        $ 9.825      $10.079        73,315
                             2007        $10.079      $10.376       506,809
                             2008        $10.376      $10.457       415,140
                             2009        $10.457      $10.297       173,960
                             2010        $10.297      $10.122       109,319
                             2011        $10.122      $ 9.947        89,573
                             2012        $ 9.947      $ 9.774        90,775
                             2013        $ 9.774      $ 9.605        61,268
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.505      $14.638        61,814
                             2005        $14.638      $15.823        57,770
                             2006        $15.823      $16.879        47,781
                             2007        $16.879      $17.535        39,060
                             2008        $17.535      $10.554        33,118
                             2009        $10.554      $13.703        29,376
                             2010        $13.703      $16.098        33,310
                             2011        $16.098      $15.014        16,530
                             2012        $15.014      $17.225        10,813
                             2013        $17.225      $23.093         9,256
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.583      $16.540        42,943
                             2005        $16.540      $17.211        56,622
                             2006        $17.211      $19.621        58,685
                             2007        $19.621      $18.335        42,902
                             2008        $18.335      $ 9.952        32,976
                             2009        $ 9.952      $ 9.369             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.104      $13.850        31,384
                             2005        $13.850      $14.291        29,975
                             2006        $14.291      $15.632        26,039
                             2007        $15.632      $15.444        12,532
                             2008        $15.444      $ 9.326         8,002
                             2009        $ 9.326      $12.205         6,284
                             2010        $12.205      $13.956         6,031
                             2011        $13.956      $13.474         3,746
                             2012        $13.474      $15.612         2,780
                             2013        $15.612      $20.458         2,667
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.571      $15.816        12,657
                             2005        $15.816      $17.429         9,007
                             2006        $17.429      $18.061         9,204
                             2007        $18.061      $18.421         8,226
                             2008        $18.421      $ 9.856         7,696
                             2009        $ 9.856      $13.437         7,308
                             2010        $13.437      $15.339             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.406      $12.804       228,435
                             2005        $12.804      $13.298       200,580
                             2006        $13.298      $13.777       172,046
                             2007        $13.777      $14.284       113,818
                             2008        $14.284      $ 8.837        98,609
                             2009        $ 8.837      $14.232        84,085
                             2010        $14.232      $16.893        79,700
                             2011        $16.893      $13.637        46,660
                             2012        $13.637      $15.306        44,472
                             2013        $15.306      $21.616        34,509
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.883      $15.016         2,396
                             2005        $15.016      $16.546         8,483
                             2006        $16.546      $18.016         4,350
                             2007        $18.016      $18.832         5,588
                             2008        $18.832      $15.733         3,726
                             2009        $15.733      $20.114         3,362
                             2010        $20.114      $21.690         3,499
                             2011        $21.690      $22.780         3,334
                             2012        $22.780      $26.384         1,706
                             2013        $26.384      $23.655         1,776
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.081         1,725
                             2005        $11.081      $12.192        25,515
                             2006        $12.192      $14.558        40,597
                             2007        $14.558      $15.702        31,401
                             2008        $15.702      $10.964        25,264
                             2009        $10.964      $13.958        23,547
                             2010        $13.958      $15.641        18,544
                             2011        $15.641      $16.761        17,160
                             2012        $16.761      $19.036        14,365
                             2013        $19.036      $22.383         9,092

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.752        19,234
                             2005        $10.752      $12.226        16,914
                             2006        $12.226      $12.507        15,526
                             2007        $12.507      $14.980        13,077
                             2008        $14.980      $ 7.479        13,920
                             2009        $ 7.479      $12.166         9,327
                             2010        $12.166      $14.688         3,811
                             2011        $14.688      $14.029         2,997
                             2012        $14.029      $15.766         2,270
                             2013        $15.766      $22.939         1,914
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.727           205
                             2005        $10.727      $12.172           187
                             2006        $12.172      $12.417           201
                             2007        $12.417      $14.843           171
                             2008        $14.843      $ 7.387           209
                             2009        $ 7.387      $11.987           158
                             2010        $11.987      $14.442             0
                             2011        $14.442      $13.760             0
                             2012        $13.760      $15.420             0
                             2013        $15.420      $22.383             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.823           991
                             2007        $ 9.823      $11.833         6,375
                             2008        $11.833      $ 6.184        11,153
                             2009        $ 6.184      $ 9.562         5,787
                             2010        $ 9.562      $12.428         5,267
                             2011        $12.428      $11.336         8,705
                             2012        $11.336      $12.083         4,978
                             2013        $12.083      $16.324         2,438
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.580      $15.872            77
                             2005        $15.872      $17.606           325
                             2006        $17.606      $19.348         1,182
                             2007        $19.348      $19.572         1,158
                             2008        $19.572      $11.455           209
                             2009        $11.455      $16.506           344
                             2010        $16.506      $20.526            33
                             2011        $20.526      $18.412            31
                             2012        $18.412      $20.751            29
                             2013        $20.751      $34.935            27

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.520      $19.414        25,783
                             2005        $19.414      $22.273        27,459
                             2006        $22.273      $30.131        26,622
                             2007        $30.131      $24.490        20,064
                             2008        $24.490      $14.906        13,941
                             2009        $14.906      $18.819        14,130
                             2010        $18.819      $23.952        12,853
                             2011        $23.952      $24.869         8,477
                             2012        $24.869      $28.253         6,160
                             2013        $28.253      $28.247         5,851
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.880         5,300
                             2005        $ 9.880      $ 9.944        18,054
                             2006        $ 9.944      $10.179        18,460
                             2007        $10.179      $10.447        20,138
                             2008        $10.447      $10.449         8,649
                             2009        $10.449      $10.274             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          WITH MAV DEATH BENEFIT OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.6


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.256        84,299
                             2007        $10.256      $11.814       127,517
                             2008        $11.814      $ 6.649       124,186
                             2009        $ 6.649      $ 8.846       129,550
                             2010        $ 8.846      $10.158       118,827
                             2011        $10.158      $ 9.699       103,869
                             2012        $ 9.699      $11.063        79,576
                             2013        $11.063      $14.228        61,792
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.447         2,706
                             2007        $10.447      $11.123         2,592
                             2008        $11.123      $ 8.175        80,276
                             2009        $ 8.175      $ 9.952       101,532
                             2010        $ 9.952      $11.000        51,876
                             2011        $11.000      $10.757        47,034
                             2012        $10.757      $11.788        15,496
                             2013        $11.788      $13.104         7,839
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.477         4,793
                             2007        $10.477      $11.314        48,731
                             2008        $11.314      $ 7.467        38,066
                             2009        $ 7.467      $ 9.426        46,873
                             2010        $ 9.426      $10.584        49,946
                             2011        $10.584      $10.266        21,509
                             2012        $10.266      $11.400        17,232
                             2013        $11.400      $12.946        12,998

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.486         3,099
                             2007        $10.486      $11.438           454
                             2008        $11.438      $ 6.945           170
                             2009        $ 6.945      $ 8.948             0
                             2010        $ 8.948      $10.184             0
                             2011        $10.184      $ 9.719             0
                             2012        $ 9.719      $10.994             0
                             2013        $10.994      $13.108         7,534
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.338         3,928
                             2007        $10.338      $10.753         9,385
                             2008        $10.753      $ 9.430        10,164
                             2009        $ 9.430      $10.617        16,716
                             2010        $10.617      $11.183        15,490
                             2011        $11.183      $11.136        12,748
                             2012        $11.136      $11.621        10,154
                             2013        $11.621      $12.007         9,881
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.733             0
                             2007        $ 9.733      $11.690         6,980
                             2008        $11.690      $ 6.340           393
                             2009        $ 6.340      $ 8.993           368
                             2010        $ 8.993      $10.578           564
                             2011        $10.578      $10.436         1,611
                             2012        $10.436      $12.112         1,223
                             2013        $12.112      $16.012         1,078
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.809         1,372
                             2007        $10.809      $11.165        26,182
                             2008        $11.165      $ 6.890        23,257
                             2009        $ 6.890      $ 8.547        40,149
                             2010        $ 8.547      $ 9.630        42,135
                             2011        $ 9.630      $ 9.627        39,731
                             2012        $ 9.627      $10.932        35,536
                             2013        $10.932      $14.162        24,736
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.865        23,142
                             2007        $ 9.865      $11.173        30,756
                             2008        $11.173      $ 6.627        38,636
                             2009        $ 6.627      $ 9.096        50,086
                             2010        $ 9.096      $11.485        48,273
                             2011        $11.485      $10.056        41,691
                             2012        $10.056      $11.314        34,703
                             2013        $11.314      $15.097        31,018

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.396      $14.553       190,374
                             2005        $14.553      $14.795       209,304
                             2006        $14.795      $16.966       235,399
                             2007        $16.966      $16.043       218,718
                             2008        $16.043      $10.218       189,926
                             2009        $10.218      $12.700       161,474
                             2010        $12.700      $14.553       144,338
                             2011        $14.553      $14.637       109,322
                             2012        $14.637      $16.133        84,992
                             2013        $16.133      $20.535        63,253
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.225        76,386
                             2005        $11.225      $11.202       268,167
                             2006        $11.202      $13.008       463,680
                             2007        $13.008      $13.254       496,075
                             2008        $13.254      $ 9.156       449,655
                             2009        $ 9.156      $12.194       433,547
                             2010        $12.194      $13.493       320,365
                             2011        $13.493      $13.568       249,139
                             2012        $13.568      $15.011       193,939
                             2013        $15.011      $16.797       160,187
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.520         5,346
                             2005        $10.520      $10.442        82,047
                             2006        $10.442      $11.373       157,550
                             2007        $11.373      $11.864       196,673
                             2008        $11.864      $ 7.628       195,317
                             2009        $ 7.628      $ 9.719       178,352
                             2010        $ 9.719      $10.652       157,059
                             2011        $10.652      $10.304       141,005
                             2012        $10.304      $11.371       125,682
                             2013        $11.371      $14.365       100,137
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.567      $17.704       133,616
                             2005        $17.704      $18.912       170,117
                             2006        $18.912      $21.729       155,808
                             2007        $21.729      $20.830       114,712
                             2008        $20.830      $13.702        96,853
                             2009        $13.702      $17.380        96,869
                             2010        $17.380      $21.887        78,092
                             2011        $21.887      $20.688        60,572
                             2012        $20.688      $24.052        52,658
                             2013        $24.052      $32.182        35,766

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.549      $17.023         4,318
                             2005        $17.023      $17.520         4,492
                             2006        $17.520      $18.703         4,724
                             2007        $18.703      $20.431         4,392
                             2008        $20.431      $11.538         4,780
                             2009        $11.538      $16.269         4,832
                             2010        $16.269      $20.392         4,533
                             2011        $20.392      $19.060         3,871
                             2012        $19.060      $20.749         4,058
                             2013        $20.749      $28.153             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.239        15,454
                             2005        $10.239      $10.298        33,429
                             2006        $10.298      $10.520        40,651
                             2007        $10.520      $11.014        51,944
                             2008        $11.014      $11.637       236,337
                             2009        $11.637      $11.783       169,790
                             2010        $11.783      $12.183       116,308
                             2011        $12.183      $12.646        91,529
                             2012        $12.646      $12.653        73,657
                             2013        $12.653      $12.148        45,561
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.004        21,008
                             2007        $11.004      $12.086       117,018
                             2008        $12.086      $ 8.492        93,669
                             2009        $ 8.492      $10.285        82,672
                             2010        $10.285      $11.308        75,512
                             2011        $11.308      $10.778        57,945
                             2012        $10.778      $11.998        45,484
                             2013        $11.998      $15.038        35,610
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.690      $14.038       171,034
                             2005        $14.038      $15.242       239,642
                             2006        $15.242      $17.722       305,134
                             2007        $17.722      $18.009       323,996
                             2008        $18.009      $11.123       306,663
                             2009        $11.123      $13.769       282,317
                             2010        $13.769      $15.037       244,278
                             2011        $15.037      $14.614       199,091
                             2012        $14.614      $16.396       153,975
                             2013        $16.396      $20.654       117,070

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.880      $20.674        60,688
                             2005        $20.674      $25.875        82,898
                             2006        $25.875      $32.551       101,591
                             2007        $32.551      $41.167       102,029
                             2008        $41.167      $19.120        83,660
                             2009        $19.120      $32.410        78,917
                             2010        $32.410      $37.428        62,285
                             2011        $37.428      $30.930        50,445
                             2012        $30.930      $34.373        43,814
                             2013        $34.373      $33.447        42,432
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.603      $15.835        60,038
                             2005        $15.835      $17.133       130,348
                             2006        $17.133      $20.436       218,271
                             2007        $20.436      $23.171       255,179
                             2008        $23.171      $13.567       222,453
                             2009        $13.567      $18.260       210,663
                             2010        $18.260      $19.441       171,048
                             2011        $19.441      $17.063       145,251
                             2012        $17.063      $19.812       127,409
                             2013        $19.812      $23.927       108,989
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.892      $14.528             0
                             2005        $14.528      $13.829             0
                             2006        $13.829      $15.317             0
                             2007        $15.317      $16.696             0
                             2008        $16.696      $17.415           880
                             2009        $17.415      $20.299         1,370
                             2010        $20.299      $22.816             0
                             2011        $22.816      $22.213             0
                             2012        $22.213      $25.102             0
                             2013        $25.102      $25.054             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.741      $12.313        57,882
                             2005        $12.313      $13.017        68,120
                             2006        $13.017      $13.120        70,083
                             2007        $13.120      $15.028        52,577
                             2008        $15.028      $ 7.510        49,793
                             2009        $ 7.510      $12.217        39,068
                             2010        $12.217      $14.346        39,404
                             2011        $14.346      $13.189        32,614
                             2012        $13.189      $14.688        25,135
                             2013        $14.688      $20.166        20,544

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.291        48,618
                             2005        $11.291      $12.455        75,844
                             2006        $12.455      $14.764        52,044
                             2007        $14.764      $15.636        40,007
                             2008        $15.636      $ 9.015        28,642
                             2009        $ 9.015      $12.325        28,920
                             2010        $12.325      $14.797        40,302
                             2011        $14.797      $14.667        26,138
                             2012        $14.667      $16.897        13,140
                             2013        $16.897      $22.281         9,285
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.284        18,856
                             2005        $11.284      $12.429        36,367
                             2006        $12.429      $14.725        41,832
                             2007        $14.725      $15.580        48,047
                             2008        $15.580      $ 8.963        44,153
                             2009        $ 8.963      $12.250        37,239
                             2010        $12.250      $14.699        32,118
                             2011        $14.699      $14.556        31,199
                             2012        $14.556      $16.735        25,790
                             2013        $16.735      $22.013        18,109
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.328        41,016
                             2005        $11.328      $11.583       104,114
                             2006        $11.583      $13.202       129,308
                             2007        $13.202      $12.662       110,899
                             2008        $12.662      $ 7.983       113,569
                             2009        $ 7.983      $10.067       130,969
                             2010        $10.067      $11.439        90,038
                             2011        $11.439      $10.998        77,947
                             2012        $10.998      $12.845        68,396
                             2013        $12.845      $17.113        44,743
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.952        25,853
                             2005        $10.952      $11.550        97,009
                             2006        $11.550      $12.771       126,090
                             2007        $12.771      $12.962       111,831
                             2008        $12.962      $ 9.843       131,546
                             2009        $ 9.843      $11.841       133,293
                             2010        $11.841      $13.028       106,593
                             2011        $13.028      $12.629        90,951
                             2012        $12.629      $13.939        66,279
                             2013        $13.939      $17.096        44,492

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.359      $14.972       243,807
                             2005        $14.972      $16.134       313,430
                             2006        $16.134      $18.377       314,702
                             2007        $18.377      $18.502       295,634
                             2008        $18.502      $12.318       189,573
                             2009        $12.318      $15.014       171,841
                             2010        $15.014      $16.543       151,340
                             2011        $16.543      $15.880       126,865
                             2012        $15.880      $17.832       111,620
                             2013        $17.832      $23.427        79,538
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.115        44,909
                             2005        $11.115      $12.129        53,765
                             2006        $12.129      $12.499        35,260
                             2007        $12.499      $14.435        30,410
                             2008        $14.435      $ 7.537        28,014
                             2009        $ 7.537      $11.574        22,611
                             2010        $11.574      $14.468        20,321
                             2011        $14.468      $12.879        13,446
                             2012        $12.879      $14.119        10,166
                             2013        $14.119      $18.942         7,972
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.357         6,265
                             2005        $10.357      $10.305        64,712
                             2006        $10.305      $11.066       108,853
                             2007        $11.066      $11.539       134,594
                             2008        $11.539      $ 9.345       121,360
                             2009        $ 9.345      $12.327       118,930
                             2010        $12.327      $13.597       160,074
                             2011        $13.597      $13.940       145,243
                             2012        $13.940      $15.405        91,272
                             2013        $15.405      $16.366        76,263
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.906         3,866
                             2005        $10.906      $11.456        54,797
                             2006        $11.456      $12.899        56,261
                             2007        $12.899      $13.519        62,176
                             2008        $13.519      $ 9.470        46,828
                             2009        $ 9.470      $11.716        46,227
                             2010        $11.716      $13.696        34,674
                             2011        $13.696      $12.847        29,316
                             2012        $12.847      $13.952        28,428
                             2013        $13.952      $18.602        19,301

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.891        10,460
                             2005        $10.891      $11.043        50,752
                             2006        $11.043      $12.720       146,670
                             2007        $12.720      $12.920       149,072
                             2008        $12.920      $ 8.067       111,074
                             2009        $ 8.067      $ 9.420       120,083
                             2010        $ 9.420      $10.862        90,602
                             2011        $10.862      $10.020        80,084
                             2012        $10.020      $11.029        72,332
                             2013        $11.029      $14.721        54,102
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.139        10,864
                             2005        $11.139      $11.446        27,858
                             2006        $11.446      $12.129        40,868
                             2007        $12.129      $14.445        56,636
                             2008        $14.445      $ 8.761        61,060
                             2009        $ 8.761      $12.523        65,244
                             2010        $12.523      $15.119        57,244
                             2011        $15.119      $13.356        44,195
                             2012        $13.356      $14.967        32,817
                             2013        $14.967      $20.149        25,360
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.122        20,640
                             2005        $11.122      $11.821       107,375
                             2006        $11.821      $13.030       144,553
                             2007        $13.030      $12.870       136,411
                             2008        $12.870      $ 7.665       126,080
                             2009        $ 7.665      $ 9.531       130,004
                             2010        $ 9.531      $11.741       122,204
                             2011        $11.741      $11.069       106,212
                             2012        $11.069      $12.451        91,506
                             2013        $12.451      $15.936        71,101
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.281      $12.859       182,127
                             2005        $12.859      $13.244       241,318
                             2006        $13.244      $14.006       286,554
                             2007        $14.006      $15.661       328,505
                             2008        $15.661      $ 8.357       273,935
                             2009        $ 8.357      $11.831       228,000
                             2010        $11.831      $12.682       202,709
                             2011        $12.682      $12.284       171,785
                             2012        $12.284      $13.730       147,952
                             2013        $13.730      $17.452       112,918

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.099      $14.124       157,270
                             2005        $14.124      $14.382       165,641
                             2006        $14.382      $15.659       143,975
                             2007        $15.659      $15.913       142,273
                             2008        $15.913      $ 8.812       107,224
                             2009        $ 8.812      $10.523        97,251
                             2010        $10.523      $11.645        81,167
                             2011        $11.645      $11.481        70,848
                             2012        $11.481      $12.640        66,358
                             2013        $12.640      $14.007        51,830
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.105           654
                             2005        $10.105      $10.156        13,094
                             2006        $10.156      $10.467        91,682
                             2007        $10.467      $10.699       145,241
                             2008        $10.699      $ 6.402       141,386
                             2009        $ 6.402      $ 6.856       174,878
                             2010        $ 6.856      $ 7.493       140,930
                             2011        $ 7.493      $ 7.942       124,123
                             2012        $ 7.942      $ 8.593       103,058
                             2013        $ 8.593      $ 8.408        98,237
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.395      $14.538        19,138
                             2005        $14.538      $15.990        41,301
                             2006        $15.990      $16.129        45,638
                             2007        $16.129      $16.795        61,608
                             2008        $16.795      $ 8.377        46,750
                             2009        $ 8.377      $10.881        28,640
                             2010        $10.881      $13.589        25,264
                             2011        $13.589      $13.457        21,900
                             2012        $13.457      $15.352        20,483
                             2013        $15.352      $20.449        12,627
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.239      $16.624        91,458
                             2005        $16.624      $18.623       117,906
                             2006        $18.623      $21.467       128,730
                             2007        $21.467      $22.363       129,957
                             2008        $22.363      $13.104        67,592
                             2009        $13.104      $17.935        61,334
                             2010        $17.935      $20.380        53,614
                             2011        $20.380      $18.309        38,301
                             2012        $18.309      $21.747        20,300
                             2013        $21.747      $27.123        14,378

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.141      $12.929       435,677
                             2005        $12.929      $13.013       532,472
                             2006        $13.013      $13.706       594,159
                             2007        $13.706      $14.745       571,571
                             2008        $14.745      $12.383       473,639
                             2009        $12.383      $14.400       434,390
                             2010        $14.400      $16.232       268,820
                             2011        $16.232      $16.046       231,403
                             2012        $16.046      $17.830       227,944
                             2013        $17.830      $17.446       187,099
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.962      $13.842        84,938
                             2005        $13.842      $13.868       119,748
                             2006        $13.868      $14.877       150,013
                             2007        $14.877      $14.540       121,980
                             2008        $14.540      $ 3.060       233,331
                             2009        $ 3.060      $ 3.785       240,060
                             2010        $ 3.785      $ 4.254       214,433
                             2011        $ 4.254      $ 4.071       181,689
                             2012        $ 4.071      $ 4.516             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.638      $13.547       197,020
                             2005        $13.547      $14.069       240,950
                             2006        $14.069      $15.857       312,246
                             2007        $15.857      $16.219       274,494
                             2008        $16.219      $ 9.775       300,461
                             2009        $ 9.775      $12.288       258,474
                             2010        $12.288      $13.978       204,062
                             2011        $13.978      $13.685       178,923
                             2012        $13.685      $15.672       162,790
                             2013        $15.672      $20.231       125,010
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.668      $17.169        86,735
                             2005        $17.169      $18.501       133,931
                             2006        $18.501      $20.834       138,346
                             2007        $20.834      $20.174       107,828
                             2008        $20.174      $12.283        97,325
                             2009        $12.283      $16.512        92,814
                             2010        $16.512      $19.956        81,581
                             2011        $19.956      $19.132        68,281
                             2012        $19.132      $22.109        54,348
                             2013        $22.109      $30.534        41,458

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.600       114,323
                             2010        $12.600      $13.934        99,220
                             2011        $13.934      $13.948        85,472
                             2012        $13.948      $16.343        65,061
                             2013        $16.343      $21.253        52,531
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.087      $12.845       183,693
                             2005        $12.845      $13.120       172,868
                             2006        $13.120      $14.422       157,014
                             2007        $14.422      $14.298       156,631
                             2008        $14.298      $ 8.323       102,557
                             2009        $ 8.323      $10.269        96,769
                             2010        $10.269      $11.177       115,428
                             2011        $11.177      $11.282       119,468
                             2012        $11.282      $12.468        60,253
                             2013        $12.468      $14.461        55,212
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.437      $13.327        30,321
                             2005        $13.327      $14.001        51,750
                             2006        $14.001      $15.519       101,351
                             2007        $15.519      $15.688       106,238
                             2008        $15.688      $10.273        87,317
                             2009        $10.273      $13.641        75,754
                             2010        $13.641      $15.365        58,496
                             2011        $15.365      $15.028        42,522
                             2012        $15.028      $16.853        32,551
                             2013        $16.853      $19.778        25,171
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.306      $11.895        31,438
                             2005        $11.895      $13.225        32,592
                             2006        $13.225      $13.351        30,052
                             2007        $13.351      $13.032        22,836
                             2008        $13.032      $10.614        17,333
                             2009        $10.614      $13.134        14,875
                             2010        $13.134      $13.217        12,919
                             2011        $13.217      $12.828        12,459
                             2012        $12.828      $15.404        11,624
                             2013        $15.404      $21.431        10,566
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.062      $16.793        14,389
                             2005        $16.793      $17.908        10,191
                             2006        $17.908      $22.343         8,616
                             2007        $22.343      $26.317         7,576
                             2008        $26.317      $17.965         6,255
                             2009        $17.965      $18.941         6,202
                             2010        $18.941      $18.943         6,394
                             2011        $18.943      $17.599         3,540
                             2012        $17.599      $18.154         2,909
                             2013        $18.154      $20.293         2,736

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.509      $14.742       235,218
                             2005        $14.742      $15.236       240,127
                             2006        $15.236      $17.345       222,304
                             2007        $17.345      $16.004       224,946
                             2008        $16.004      $ 9.635       194,471
                             2009        $ 9.635      $12.283       186,022
                             2010        $12.283      $13.798       165,363
                             2011        $13.798      $12.923       144,972
                             2012        $12.923      $15.119       125,673
                             2013        $15.119      $20.147       109,493
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.349      $14.492       133,119
                             2005        $14.492      $14.674       163,230
                             2006        $14.674      $15.929       163,047
                             2007        $15.929      $16.080       159,896
                             2008        $16.080      $11.675       128,822
                             2009        $11.675      $17.220       112,213
                             2010        $17.220      $19.287       107,420
                             2011        $19.287      $19.275        81,546
                             2012        $19.275      $21.960        76,188
                             2013        $21.960      $23.261        62,052
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.446      $10.714       228,388
                             2005        $10.714      $10.771       315,598
                             2006        $10.771      $11.057       423,066
                             2007        $11.057      $11.425       422,791
                             2008        $11.425      $ 8.536       356,105
                             2009        $ 8.536      $12.294       315,734
                             2010        $12.294      $13.266       284,426
                             2011        $13.266      $13.681       219,813
                             2012        $13.681      $14.879       184,620
                             2013        $14.879      $14.886       152,081
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.386      $15.276        63,044
                             2005        $15.276      $16.833       119,107
                             2006        $16.833      $21.116       128,158
                             2007        $21.116      $22.471       152,259
                             2008        $22.471      $12.369       138,171
                             2009        $12.369      $15.139       118,549
                             2010        $15.139      $16.359        72,369
                             2011        $16.359      $13.346        63,883
                             2012        $13.346      $15.979        48,752
                             2013        $15.979      $20.099        29,876

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.996      $14.376        71,507
                             2005        $14.376      $15.363        81,176
                             2006        $15.363      $17.191        91,941
                             2007        $17.191      $16.010        66,533
                             2008        $16.010      $ 9.505       100,758
                             2009        $ 9.505      $12.212        76,902
                             2010        $12.212      $13.663        84,479
                             2011        $13.663      $13.425        77,581
                             2012        $13.425      $15.403        75,135
                             2013        $15.403      $20.440        70,751
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.857      $ 9.743       220,270
                             2005        $ 9.743      $ 9.812       462,733
                             2006        $ 9.812      $10.060       754,905
                             2007        $10.060      $10.351       644,437
                             2008        $10.351      $10.427       532,517
                             2009        $10.427      $10.262       567,074
                             2010        $10.262      $10.082       739,816
                             2011        $10.082      $ 9.903       608,960
                             2012        $ 9.903      $ 9.726       346,007
                             2013        $ 9.726      $ 9.553       280,155
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.500      $14.625        26,821
                             2005        $14.625      $15.801        22,351
                             2006        $15.801      $16.847        22,398
                             2007        $16.847      $17.494        15,650
                             2008        $17.494      $10.523        11,460
                             2009        $10.523      $13.656         9,567
                             2010        $13.656      $16.035        14,683
                             2011        $16.035      $14.948        12,121
                             2012        $14.948      $17.140        11,254
                             2013        $17.140      $22.968        10,890
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.578      $16.526       132,719
                             2005        $16.526      $17.188       160,275
                             2006        $17.188      $19.584       171,693
                             2007        $19.584      $18.292       142,597
                             2008        $18.292      $ 9.923       116,048
                             2009        $ 9.923      $ 9.341             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.100      $13.838        32,176
                             2005        $13.838      $14.272        32,523
                             2006        $14.272      $15.603        27,542
                             2007        $15.603      $15.408        16,773
                             2008        $15.408      $ 9.299        11,960
                             2009        $ 9.299      $12.163        10,162
                             2010        $12.163      $13.902         8,170
                             2011        $13.902      $13.415         6,363
                             2012        $13.415      $15.535         4,925
                             2013        $15.535      $20.347         3,979
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.566      $15.802        39,157
                             2005        $15.802      $17.406        18,872
                             2006        $17.406      $18.027        16,153
                             2007        $18.027      $18.377        15,647
                             2008        $18.377      $ 9.828         9,725
                             2009        $ 9.828      $13.392         9,313
                             2010        $13.392      $15.282             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.402      $12.793       210,331
                             2005        $12.793      $13.280       202,350
                             2006        $13.280      $13.752       203,379
                             2007        $13.752      $14.250       161,677
                             2008        $14.250      $ 8.812       136,256
                             2009        $ 8.812      $14.184       134,416
                             2010        $14.184      $16.828       132,164
                             2011        $16.828      $13.577       119,984
                             2012        $13.577      $15.230       105,832
                             2013        $15.230      $21.498        90,709
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.878      $15.003        38,895
                             2005        $15.003      $16.524        75,482
                             2006        $16.524      $17.982        74,937
                             2007        $17.982      $18.788        71,293
                             2008        $18.788      $15.687        60,379
                             2009        $15.687      $20.046        60,222
                             2010        $20.046      $21.605        55,171
                             2011        $21.605      $22.680        44,900
                             2012        $22.680      $26.255        31,080
                             2013        $26.255      $23.527        23,660
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.075        10,185
                             2005        $11.075      $12.180        50,324
                             2006        $12.180      $14.536        92,339
                             2007        $14.536      $15.670        85,604
                             2008        $15.670      $10.936        56,880
                             2009        $10.936      $13.915        53,801
                             2010        $13.915      $15.586        36,581
                             2011        $15.586      $16.693        31,984
                             2012        $16.693      $18.949        30,075
                             2013        $18.949      $22.269        20,589

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.749       135,792
                             2005        $10.749      $12.215       133,666
                             2006        $12.215      $12.490       139,192
                             2007        $12.490      $14.952       111,788
                             2008        $14.952      $ 7.461        99,971
                             2009        $ 7.461      $12.131        73,133
                             2010        $12.131      $14.638        62,936
                             2011        $14.638      $13.974        51,135
                             2012        $13.974      $15.697        39,893
                             2013        $15.697      $22.827        29,052
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.723         8,184
                             2005        $10.723      $12.162        11,774
                             2006        $12.162      $12.400        12,170
                             2007        $12.400      $14.815        11,179
                             2008        $14.815      $ 7.370        13,200
                             2009        $ 7.370      $11.953        10,812
                             2010        $11.953      $14.394         9,239
                             2011        $14.394      $13.707         8,523
                             2012        $13.707      $15.352         7,036
                             2013        $15.352      $22.273         5,385
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.820        19,886
                             2007        $ 9.820      $11.823        43,514
                             2008        $11.823      $ 6.175        53,249
                             2009        $ 6.175      $ 9.544        43,575
                             2010        $ 9.544      $12.398        34,922
                             2011        $12.398      $11.303        28,608
                             2012        $11.303      $12.042        26,556
                             2013        $12.042      $16.260        20,517
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.575      $15.858        25,638
                             2005        $15.858      $17.582        15,875
                             2006        $17.582      $19.312        10,901
                             2007        $19.312      $19.526        19,963
                             2008        $19.526      $11.422         8,753
                             2009        $11.422      $16.450        18,899
                             2010        $16.450      $20.446        12,893
                             2011        $20.446      $18.331        10,122
                             2012        $18.331      $20.650         7,716
                             2013        $20.650      $34.746         5,918

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.515      $19.397        90,377
                             2005        $19.397      $22.243       135,757
                             2006        $22.243      $30.075       136,528
                             2007        $30.075      $24.432       106,718
                             2008        $24.432      $14.863       114,181
                             2009        $14.863      $18.755        84,688
                             2010        $18.755      $23.859        72,853
                             2011        $23.859      $24.760        52,449
                             2012        $24.760      $28.114        40,499
                             2013        $28.114      $28.094        37,125
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.875       104,364
                             2005        $ 9.875      $ 9.934       155,779
                             2006        $ 9.934      $10.164       153,805
                             2007        $10.164      $10.426       134,700
                             2008        $10.426      $10.422       264,832
                             2009        $10.422      $10.243             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.65


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.252            0
                             2007        $10.252      $11.804          537
                             2008        $11.804      $ 6.640          535
                             2009        $ 6.640      $ 8.830        3,005
                             2010        $ 8.830      $10.134        2,995
                             2011        $10.134      $ 9.671        2,986
                             2012        $ 9.671      $11.025        2,270
                             2013        $11.025      $14.172        2,263
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.444            0
                             2007        $10.444      $11.114            0
                             2008        $11.114      $ 8.164            0
                             2009        $ 8.164      $ 9.933            0
                             2010        $ 9.933      $10.974            0
                             2011        $10.974      $10.726            0
                             2012        $10.726      $11.748            0
                             2013        $11.748      $13.053            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.473            0
                             2007        $10.473      $11.304            0
                             2008        $11.304      $ 7.456            0
                             2009        $ 7.456      $ 9.409            0
                             2010        $ 9.409      $10.559            0
                             2011        $10.559      $10.237            0
                             2012        $10.237      $11.361            0
                             2013        $11.361      $12.896            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.482            0
                             2007        $10.482      $11.428            0
                             2008        $11.428      $ 6.936            0
                             2009        $ 6.936      $ 8.931            0
                             2010        $ 8.931      $10.160            0
                             2011        $10.160      $ 9.691            0
                             2012        $ 9.691      $10.956            0
                             2013        $10.956      $13.057            0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.335            0
                             2007        $10.335      $10.743            0
                             2008        $10.743      $ 9.417            0
                             2009        $ 9.417      $10.597          426
                             2010        $10.597      $11.157          426
                             2011        $11.157      $11.104          426
                             2012        $11.104      $11.581            0
                             2013        $11.581      $11.960            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.729            0
                             2007        $ 9.729      $11.680            0
                             2008        $11.680      $ 6.332            0
                             2009        $ 6.332      $ 8.976            0
                             2010        $ 8.976      $10.553            0
                             2011        $10.553      $10.406            0
                             2012        $10.406      $12.071            0
                             2013        $12.071      $15.950            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.805            0
                             2007        $10.805      $11.155            0
                             2008        $11.155      $ 6.881            0
                             2009        $ 6.881      $ 8.531            0
                             2010        $ 8.531      $ 9.607            0
                             2011        $ 9.607      $ 9.599            0
                             2012        $ 9.599      $10.895            0
                             2013        $10.895      $14.107            0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.862            0
                             2007        $ 9.862      $11.164          847
                             2008        $11.164      $ 6.618          843
                             2009        $ 6.618      $ 9.079        1,434
                             2010        $ 9.079      $11.458        1,427
                             2011        $11.458      $10.027        1,419
                             2012        $10.027      $11.275          585
                             2013        $11.275      $15.038          582

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.384      $14.532        11,000
                             2005        $14.532      $14.767         9,974
                             2006        $14.767      $16.925         9,925
                             2007        $16.925      $15.996        10,476
                             2008        $15.996      $10.183         9,973
                             2009        $10.183      $12.650         9,824
                             2010        $12.650      $14.489         9,725
                             2011        $14.489      $14.565         7,850
                             2012        $14.565      $16.045         6,026
                             2013        $16.045      $20.413           868
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.221           927
                             2005        $11.221      $11.192         3,358
                             2006        $11.192      $12.991         3,232
                             2007        $12.991      $13.229         8,144
                             2008        $13.229      $ 9.135         2,990
                             2009        $ 9.135      $12.158         4,148
                             2010        $12.158      $13.447         4,137
                             2011        $13.447      $13.515         4,256
                             2012        $13.515      $14.944         3,324
                             2013        $14.944      $16.715         1,885
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.519             0
                             2005        $10.519      $10.435         3,137
                             2006        $10.435      $11.360         6,207
                             2007        $11.360      $11.844         5,843
                             2008        $11.844      $ 7.612         1,713
                             2009        $ 7.612      $ 9.693         1,656
                             2010        $ 9.693      $10.618         1,284
                             2011        $10.618      $10.266         1,074
                             2012        $10.266      $11.323         1,054
                             2013        $11.323      $14.297         1,000
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.554      $17.679         3,988
                             2005        $17.679      $18.876         4,024
                             2006        $18.876      $21.676         4,491
                             2007        $21.676      $20.769         4,843
                             2008        $20.769      $13.655         4,233
                             2009        $13.655      $17.312         4,383
                             2010        $17.312      $21.790         4,163
                             2011        $21.790      $20.585         3,820
                             2012        $20.585      $23.921         2,958
                             2013        $23.921      $31.990         1,666

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.535      $16.999          128
                             2005        $16.999      $17.486          128
                             2006        $17.486      $18.658          127
                             2007        $18.658      $20.371          126
                             2008        $20.371      $11.498          126
                             2009        $11.498      $16.205          125
                             2010        $16.205      $20.301          124
                             2011        $20.301      $18.966          123
                             2012        $18.966      $20.636          123
                             2013        $20.636      $27.985          122
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.235          254
                             2005        $10.235      $10.289        1,468
                             2006        $10.289      $10.506        1,445
                             2007        $10.506      $10.993        1,402
                             2008        $10.993      $11.610        5,951
                             2009        $11.610      $11.749        4,059
                             2010        $11.749      $12.142        4,048
                             2011        $12.142      $12.596        3,115
                             2012        $12.596      $12.597        2,244
                             2013        $12.597      $12.089          143
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.000            0
                             2007        $11.000      $12.076          778
                             2008        $12.076      $ 8.480          774
                             2009        $ 8.480      $10.265          770
                             2010        $10.265      $11.282          766
                             2011        $11.282      $10.747          762
                             2012        $10.747      $11.957            0
                             2013        $11.957      $14.979            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.679      $14.018        9,581
                             2005        $14.018      $15.213        9,606
                             2006        $15.213      $17.679        8,455
                             2007        $17.679      $17.956        8,301
                             2008        $17.956      $11.085        7,927
                             2009        $11.085      $13.715        8,236
                             2010        $13.715      $14.970        8,329
                             2011        $14.970      $14.542        7,761
                             2012        $14.542      $16.307        6,410
                             2013        $16.307      $20.530        1,223

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.865      $20.645          156
                             2005        $20.645      $25.825          131
                             2006        $25.825      $32.472          553
                             2007        $32.472      $41.046          409
                             2008        $41.046      $19.055          406
                             2009        $19.055      $32.282          289
                             2010        $32.282      $37.261          235
                             2011        $37.261      $30.777          238
                             2012        $30.777      $34.185          240
                             2013        $34.185      $33.247          261
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.591      $15.812        4,211
                             2005        $15.812      $17.101        5,234
                             2006        $17.101      $20.387        6,881
                             2007        $20.387      $23.103        6,165
                             2008        $23.103      $13.521        5,189
                             2009        $13.521      $18.188        4,796
                             2010        $18.188      $19.355        4,850
                             2011        $19.355      $16.978        4,381
                             2012        $16.978      $19.704        4,318
                             2013        $19.704      $23.784        1,365
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.881      $14.507            0
                             2005        $14.507      $13.803            0
                             2006        $13.803      $15.280            0
                             2007        $15.280      $16.647            0
                             2008        $16.647      $17.355            0
                             2009        $17.355      $20.219            0
                             2010        $20.219      $22.715            0
                             2011        $22.715      $22.103            0
                             2012        $22.103      $24.965            0
                             2013        $24.965      $24.904            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.731      $12.295        6,759
                             2005        $12.295      $12.992        6,513
                             2006        $12.992      $13.088        6,965
                             2007        $13.088      $14.984        6,236
                             2008        $14.984      $ 7.484        6,204
                             2009        $ 7.484      $12.169        5,251
                             2010        $12.169      $14.282        4,739
                             2011        $14.282      $13.124        2,805
                             2012        $13.124      $14.608        2,880
                             2013        $14.608      $20.045          635

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.287         1,361
                             2005        $11.287      $12.444         1,263
                             2006        $12.444      $14.744         1,177
                             2007        $14.744      $15.607           991
                             2008        $15.607      $ 8.994           512
                             2009        $ 8.994      $12.290           431
                             2010        $12.290      $14.747           375
                             2011        $14.747      $14.610           350
                             2012        $14.610      $16.822           344
                             2013        $16.822      $22.171           331
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.281             0
                             2005        $11.281      $12.419             0
                             2006        $12.419      $14.705           226
                             2007        $14.705      $15.551           230
                             2008        $15.551      $ 8.942           244
                             2009        $ 8.942      $12.214           221
                             2010        $12.214      $14.649           206
                             2011        $14.649      $14.499           197
                             2012        $14.499      $16.662           191
                             2013        $16.662      $21.905           174
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.324             0
                             2005        $11.324      $11.573        10,101
                             2006        $11.573      $13.184        10,533
                             2007        $13.184      $12.638         9,453
                             2008        $12.638      $ 7.964         6,751
                             2009        $ 7.964      $10.038         5,699
                             2010        $10.038      $11.400         4,212
                             2011        $11.400      $10.955         2,783
                             2012        $10.955      $12.788         2,220
                             2013        $12.788      $17.028         2,050
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.948           735
                             2005        $10.948      $11.540        18,696
                             2006        $11.540      $12.753        25,496
                             2007        $12.753      $12.938        24,564
                             2008        $12.938      $ 9.820        23,504
                             2009        $ 9.820      $11.807        21,809
                             2010        $11.807      $12.984        20,307
                             2011        $12.984      $12.580        18,923
                             2012        $12.580      $13.877        17,377
                             2013        $13.877      $17.012        16,951

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.647      $14.951         6,211
                             2005        $14.951      $16.103         6,908
                             2006        $16.103      $18.333        12,416
                             2007        $18.333      $18.448        12,869
                             2008        $18.448      $12.275        10,456
                             2009        $12.275      $14.954        11,374
                             2010        $14.954      $16.469        10,937
                             2011        $16.469      $15.801         8,235
                             2012        $15.801      $17.735         6,824
                             2013        $17.735      $23.287         6,449
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.111         3,992
                             2005        $11.111      $12.119         3,896
                             2006        $12.119      $12.482         4,021
                             2007        $12.482      $14.408         3,671
                             2008        $14.408      $ 7.519         4,367
                             2009        $ 7.519      $11.541         3,833
                             2010        $11.541      $14.419         3,410
                             2011        $14.419      $12.829         1,856
                             2012        $12.829      $14.056         1,602
                             2013        $14.056      $18.848         1,363
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.356             0
                             2005        $10.356      $10.299         1,589
                             2006        $10.299      $11.053         2,121
                             2007        $11.053      $11.520         1,967
                             2008        $11.520      $ 9.325           262
                             2009        $ 9.325      $12.294         1,482
                             2010        $12.294      $13.554         1,323
                             2011        $13.554      $13.888         1,388
                             2012        $13.888      $15.341         1,516
                             2013        $15.341      $16.289         1,514
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.905             0
                             2005        $10.905      $11.449         3,894
                             2006        $11.449      $12.884         3,916
                             2007        $12.884      $13.496         3,899
                             2008        $13.496      $ 9.449         3,881
                             2009        $ 9.449      $11.685         4,436
                             2010        $11.685      $13.652         4,418
                             2011        $13.652      $12.800         4,403
                             2012        $12.800      $13.893         4,387
                             2013        $13.893      $18.515         1,386

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.889            0
                             2005        $10.889      $11.036          795
                             2006        $11.036      $12.705          792
                             2007        $12.705      $12.899          788
                             2008        $12.899      $ 8.050          784
                             2009        $ 8.050      $ 9.395          566
                             2010        $ 9.395      $10.828          563
                             2011        $10.828      $ 9.983          560
                             2012        $ 9.983      $10.983          557
                             2013        $10.983      $14.651          554
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.137            0
                             2005        $11.137      $11.438            0
                             2006        $11.438      $12.115          550
                             2007        $12.115      $14.421          495
                             2008        $14.421      $ 8.742          497
                             2009        $ 8.742      $12.490          433
                             2010        $12.490      $15.071          400
                             2011        $15.071      $13.307          429
                             2012        $13.307      $14.904          427
                             2013        $14.904      $20.054          380
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.120            0
                             2005        $11.120      $11.814        1,568
                             2006        $11.814      $13.015        3,252
                             2007        $13.015      $12.849        3,168
                             2008        $12.849      $ 7.648        1,527
                             2009        $ 7.648      $ 9.506        2,102
                             2010        $ 9.506      $11.704        2,092
                             2011        $11.704      $11.028        2,082
                             2012        $11.028      $12.399        2,072
                             2013        $12.399      $15.861          592
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.277      $12.848        1,951
                             2005        $12.848      $13.226        3,651
                             2006        $13.226      $13.980        5,519
                             2007        $13.980      $15.623        5,132
                             2008        $15.623      $ 8.333        3,301
                             2009        $ 8.333      $11.791        1,812
                             2010        $11.791      $12.633        1,526
                             2011        $12.633      $12.230        1,301
                             2012        $12.230      $13.662        1,222
                             2013        $13.662      $17.358        1,150

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.087      $14.105        5,025
                             2005        $14.105      $14.354        5,491
                             2006        $14.354      $15.621        5,407
                             2007        $15.621      $15.866        4,021
                             2008        $15.866      $ 8.781        4,019
                             2009        $ 8.781      $10.481        1,963
                             2010        $10.481      $11.593        1,897
                             2011        $11.593      $11.424        1,856
                             2012        $11.424      $12.571        1,843
                             2013        $12.571      $13.923        1,823
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.104            0
                             2005        $10.104      $10.150            0
                             2006        $10.150      $10.455        2,678
                             2007        $10.455      $10.681        2,803
                             2008        $10.681      $ 6.388        2,557
                             2009        $ 6.388      $ 6.838        3,065
                             2010        $ 6.838      $ 7.469        2,954
                             2011        $ 7.469      $ 7.913        2,574
                             2012        $ 7.913      $ 8.557        2,586
                             2013        $ 8.557      $ 8.368        3,078
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.384      $14.518        1,841
                             2005        $14.518      $15.959        1,666
                             2006        $15.959      $16.090        1,478
                             2007        $16.090      $16.745        1,466
                             2008        $16.745      $ 8.348        1,351
                             2009        $ 8.348      $10.838          227
                             2010        $10.838      $13.528          202
                             2011        $13.528      $13.391          202
                             2012        $13.391      $15.268          195
                             2013        $15.268      $20.327          171
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.227      $16.601        3,556
                             2005        $16.601      $18.588        3,139
                             2006        $18.588      $21.415        3,084
                             2007        $21.415      $22.297        2,990
                             2008        $22.297      $13.059        3,144
                             2009        $13.059      $17.864        2,400
                             2010        $17.864      $20.289        2,269
                             2011        $20.289      $18.218        2,154
                             2012        $18.218      $21.629          777
                             2013        $21.629      $26.961          660

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.130      $12.911         5,964
                             2005        $12.911      $12.989        11,033
                             2006        $12.989      $13.673         9,721
                             2007        $13.673      $14.702         9,988
                             2008        $14.702      $12.341         6,153
                             2009        $12.341      $14.344         6,161
                             2010        $14.344      $16.160         5,465
                             2011        $16.160      $15.966         4,495
                             2012        $15.966      $17.732         3,234
                             2013        $17.732      $17.342         3,344
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.951      $13.823         2,727
                             2005        $13.823      $13.841         2,877
                             2006        $13.841      $14.841         2,897
                             2007        $14.841      $14.498         2,886
                             2008        $14.498      $ 3.049         4,440
                             2009        $ 3.049      $ 3.770         6,478
                             2010        $ 3.770      $ 4.235         6,268
                             2011        $ 4.235      $ 4.051         6,220
                             2012        $ 4.051      $ 4.492             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.627      $13.528         5,403
                             2005        $13.528      $14.042         8,922
                             2006        $14.042      $15.819        10,114
                             2007        $15.819      $16.171         9,659
                             2008        $16.171      $ 9.742         5,911
                             2009        $ 9.742      $12.240         3,841
                             2010        $12.240      $13.916         3,248
                             2011        $13.916      $13.618         2,155
                             2012        $13.618      $15.586         2,084
                             2013        $15.586      $20.110         2,000
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.655      $17.145         4,341
                             2005        $17.145      $18.465         4,100
                             2006        $18.465      $20.784         4,433
                             2007        $20.784      $20.115         4,401
                             2008        $20.115      $12.241         3,543
                             2009        $12.241      $16.447         2,697
                             2010        $16.447      $19.867         2,381
                             2011        $19.867      $19.037         1,224
                             2012        $19.037      $21.988         1,008
                             2013        $21.988      $30.352           801

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.550          504
                             2010        $12.550      $13.872          355
                             2011        $13.872      $13.879          269
                             2012        $13.879      $16.253          245
                             2013        $16.253      $21.126          226
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.076      $12.827        9,608
                             2005        $12.827      $13.095        9,712
                             2006        $13.095      $14.387        5,553
                             2007        $14.387      $14.256        4,187
                             2008        $14.256      $ 8.295        4,075
                             2009        $ 8.295      $10.229        3,325
                             2010        $10.229      $11.128        3,432
                             2011        $11.128      $11.226          450
                             2012        $11.226      $12.400          447
                             2013        $12.400      $14.374          443
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.425      $13.308          906
                             2005        $13.308      $13.975          878
                             2006        $13.975      $15.482        2,606
                             2007        $15.482      $15.642        2,603
                             2008        $15.642      $10.238        2,369
                             2009        $10.238      $13.587        1,703
                             2010        $13.587      $15.297        1,506
                             2011        $15.297      $14.953        1,358
                             2012        $14.953      $16.761        1,289
                             2013        $16.761      $19.660        1,276
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.296      $11.878        1,394
                             2005        $11.878      $13.199        1,718
                             2006        $13.199      $13.319          469
                             2007        $13.319      $12.994          467
                             2008        $12.994      $10.577          465
                             2009        $10.577      $13.082          462
                             2010        $13.082      $13.159          459
                             2011        $13.159      $12.765          456
                             2012        $12.765      $15.319          453
                             2013        $15.319      $21.303          450
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.049      $16.770        1,690
                             2005        $16.770      $17.874        1,633
                             2006        $17.874      $22.289        1,504
                             2007        $22.289      $26.240        1,318
                             2008        $26.240      $17.903        1,260
                             2009        $17.903      $18.867        1,388
                             2010        $18.867      $18.859        1,393
                             2011        $18.859      $17.512        1,114
                             2012        $17.512      $18.055        1,044
                             2013        $18.055      $20.172        1,017

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.497      $14.721        2,567
                             2005        $14.721      $15.207          308
                             2006        $15.207      $17.303          256
                             2007        $17.303      $15.957          239
                             2008        $15.957      $ 9.602          222
                             2009        $ 9.602      $12.235          201
                             2010        $12.235      $13.737          200
                             2011        $13.737      $12.859          210
                             2012        $12.859      $15.037          198
                             2013        $15.037      $20.026          173
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.337      $14.472        4,808
                             2005        $14.472      $14.646        5,026
                             2006        $14.646      $15.891        5,137
                             2007        $15.891      $16.032        5,219
                             2008        $16.032      $11.635        4,395
                             2009        $11.635      $17.152        3,875
                             2010        $17.152      $19.201        3,779
                             2011        $19.201      $19.179        1,971
                             2012        $19.179      $21.840        1,856
                             2013        $21.840      $23.122        1,829
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.436      $10.699        4,264
                             2005        $10.699      $10.750        8,948
                             2006        $10.750      $11.030        8,850
                             2007        $11.030      $11.391        7,601
                             2008        $11.391      $ 8.506        3,509
                             2009        $ 8.506      $12.246        3,256
                             2010        $12.246      $13.207        2,746
                             2011        $13.207      $13.613        2,329
                             2012        $13.613      $14.797        2,166
                             2013        $14.797      $14.797        2,174
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.374      $15.254          735
                             2005        $15.254      $16.801          673
                             2006        $16.801      $21.065        2,234
                             2007        $21.065      $22.405        2,027
                             2008        $22.405      $12.326        2,348
                             2009        $12.326      $15.080        2,163
                             2010        $15.080      $16.287        2,086
                             2011        $16.287      $13.280        1,588
                             2012        $13.280      $15.892        1,474
                             2013        $15.892      $19.979        1,345

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.984      $14.356           299
                             2005        $14.356      $15.334           259
                             2006        $15.334      $17.150           261
                             2007        $17.150      $15.963           250
                             2008        $15.963      $ 9.472           252
                             2009        $ 9.472      $12.164           192
                             2010        $12.164      $13.602           148
                             2011        $13.602      $13.358           123
                             2012        $13.358      $15.318           119
                             2013        $15.318      $20.318           106
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.847      $ 9.730         4,070
                             2005        $ 9.730      $ 9.793         9,057
                             2006        $ 9.793      $10.036        17,290
                             2007        $10.036      $10.321         9,154
                             2008        $10.321      $10.392         3,006
                             2009        $10.392      $10.221         9,146
                             2010        $10.221      $10.037         8,819
                             2011        $10.037      $ 9.854         6,911
                             2012        $ 9.854      $ 9.673         6,502
                             2013        $ 9.673      $ 9.496         6,766
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.488      $14.605         2,248
                             2005        $14.605      $15.771         2,434
                             2006        $15.771      $16.807         1,376
                             2007        $16.807      $17.442         1,356
                             2008        $17.442      $10.487         1,438
                             2009        $10.487      $13.603         1,482
                             2010        $13.603      $15.964         1,666
                             2011        $15.964      $14.874           213
                             2012        $14.874      $17.047           212
                             2013        $17.047      $22.831           210
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.565      $16.503           195
                             2005        $16.503      $17.155         1,151
                             2006        $17.155      $19.537         1,598
                             2007        $19.537      $18.238         1,698
                             2008        $18.238      $ 9.889           524
                             2009        $ 9.889      $ 9.308             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.088      $13.818           311
                             2005        $13.818      $14.245           279
                             2006        $14.245      $15.565           287
                             2007        $15.565      $15.363           260
                             2008        $15.363      $ 9.267           258
                             2009        $ 9.267      $12.115           192
                             2010        $12.115      $13.840           146
                             2011        $13.840      $13.349           124
                             2012        $13.349      $15.450           118
                             2013        $15.450      $20.226           106
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.554      $15.780           182
                             2005        $15.780      $17.373           204
                             2006        $17.373      $17.983           204
                             2007        $17.983      $18.323           203
                             2008        $18.323      $ 9.794           202
                             2009        $ 9.794      $13.339           201
                             2010        $13.339      $15.216             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.391      $12.775        11,049
                             2005        $12.775      $13.254         9,078
                             2006        $13.254      $13.718         9,512
                             2007        $13.718      $14.208         9,552
                             2008        $14.208      $ 8.782         9,810
                             2009        $ 8.782      $14.128         7,751
                             2010        $14.128      $16.753         6,943
                             2011        $16.753      $13.510         4,383
                             2012        $13.510      $15.147         3,902
                             2013        $15.147      $21.370         3,273
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.865      $14.982           656
                             2005        $14.982      $16.492           587
                             2006        $16.492      $17.939         1,340
                             2007        $17.939      $18.733         1,287
                             2008        $18.733      $15.633           980
                             2009        $15.633      $19.967           809
                             2010        $19.967      $21.509           730
                             2011        $21.509      $22.568           645
                             2012        $22.568      $26.111           602
                             2013        $26.111      $23.387           731
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.069             0
                             2005        $11.069      $12.168             0
                             2006        $12.168      $14.514             0
                             2007        $14.514      $15.638             0
                             2008        $15.638      $10.908             0
                             2009        $10.908      $13.873             0
                             2010        $13.873      $15.530             0
                             2011        $15.530      $16.625             0
                             2012        $16.625      $18.863             0
                             2013        $18.863      $22.156             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.745         901
                             2005        $10.745      $12.205         831
                             2006        $12.205      $12.473         869
                             2007        $12.473      $14.924         774
                             2008        $14.924      $ 7.443           0
                             2009        $ 7.443      $12.096           0
                             2010        $12.096      $14.589           0
                             2011        $14.589      $13.920           0
                             2012        $13.920      $15.628           0
                             2013        $15.628      $22.715           0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.720           0
                             2005        $10.720      $12.152           0
                             2006        $12.152      $12.383           0
                             2007        $12.383      $14.788           0
                             2008        $14.788      $ 7.352           0
                             2009        $ 7.352      $11.918           0
                             2010        $11.918      $14.345           0
                             2011        $14.345      $13.653           0
                             2012        $13.653      $15.285           0
                             2013        $15.285      $22.164           0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.816         763
                             2007        $ 9.816      $11.813         680
                             2008        $11.813      $ 6.167         791
                             2009        $ 6.167      $ 9.526         639
                             2010        $ 9.526      $12.369         547
                             2011        $12.369      $11.270         570
                             2012        $11.270      $12.001         597
                             2013        $12.001      $16.197         531
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.570      $15.845         271
                             2005        $15.845      $17.558         226
                             2006        $17.558      $19.276         232
                             2007        $19.276      $19.480         205
                             2008        $19.480      $11.389         212
                             2009        $11.389      $16.394         142
                             2010        $16.394      $20.367          98
                             2011        $20.367      $18.250          90
                             2012        $18.250      $20.548          89
                             2013        $20.548      $34.558          63

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.502      $19.370          570
                             2005        $19.370      $22.200          452
                             2006        $22.200      $30.002          351
                             2007        $30.002      $24.361          379
                             2008        $24.361      $14.812          389
                             2009        $14.812      $18.681          366
                             2010        $18.681      $23.753          295
                             2011        $23.753      $24.637          169
                             2012        $24.637      $27.960          174
                             2013        $27.960      $27.927          191
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.870        5,097
                             2005        $ 9.870      $ 9.924        5,091
                             2006        $ 9.924      $10.148        5,128
                             2007        $10.148      $10.404        5,100
                             2008        $10.404      $10.396        8,944
                             2009        $10.396      $10.212            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003 OR WITH THE ENHANCED
 BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.7


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.249        14,834
                             2007        $10.249      $11.794        15,862
                             2008        $11.794      $ 6.631        17,752
                             2009        $ 6.631      $ 8.813        18,125
                             2010        $ 8.813      $10.110        15,984
                             2011        $10.110      $ 9.643         9,047
                             2012        $ 9.643      $10.988         6,959
                             2013        $10.988      $14.117         8,265
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.440             0
                             2007        $10.440      $11.104             0
                             2008        $11.104      $ 8.152           288
                             2009        $ 8.152      $ 9.914             0
                             2010        $ 9.914      $10.947             0
                             2011        $10.947      $10.695             0
                             2012        $10.695      $11.708             0
                             2013        $11.708      $13.002             0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.470             0
                             2007        $10.470      $11.295         7,668
                             2008        $11.295      $ 7.446         8,963
                             2009        $ 7.446      $ 9.391         8,963
                             2010        $ 9.391      $10.534         7,668
                             2011        $10.534      $10.207         7,668
                             2012        $10.207      $11.323             0
                             2013        $11.323      $12.845             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.479             0
                             2007        $10.479      $11.419             0
                             2008        $11.419      $ 6.926             0
                             2009        $ 6.926      $ 8.914         9,378
                             2010        $ 8.914      $10.135         9,378
                             2011        $10.135      $ 9.663         9,378
                             2012        $ 9.663      $10.919         9,378
                             2013        $10.919      $13.006         9,378
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.331             0
                             2007        $10.331      $10.734             0
                             2008        $10.734      $ 9.404           558
                             2009        $ 9.404      $10.577         9,129
                             2010        $10.577      $11.130        10,278
                             2011        $11.130      $11.072         3,292
                             2012        $11.072      $11.542         3,288
                             2013        $11.542      $11.913         1,079
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.726             0
                             2007        $ 9.726      $11.670             0
                             2008        $11.670      $ 6.323           741
                             2009        $ 6.323      $ 8.960         1,653
                             2010        $ 8.960      $10.528           906
                             2011        $10.528      $10.376             0
                             2012        $10.376      $12.030             0
                             2013        $12.030      $15.887             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.802             0
                             2007        $10.802      $11.145             0
                             2008        $11.145      $ 6.871         3,553
                             2009        $ 6.871      $ 8.515         4,412
                             2010        $ 8.515      $ 9.584         4,371
                             2011        $ 9.584      $ 9.571         3,449
                             2012        $ 9.571      $10.858         3,419
                             2013        $10.858      $14.052         2,106
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.858         3,581
                             2007        $ 9.858      $11.154         5,625
                             2008        $11.154      $ 6.609         5,618
                             2009        $ 6.609      $ 9.062         4,608
                             2010        $ 9.062      $11.431         4,581
                             2011        $11.431      $ 9.998         3,282
                             2012        $ 9.998      $11.237         3,263
                             2013        $11.237      $14.979         2,897

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.376      $14.516        74,854
                             2005        $14.516      $14.743        75,086
                             2006        $14.743      $16.889        66,833
                             2007        $16.889      $15.954        65,254
                             2008        $15.954      $10.151        53,462
                             2009        $10.151      $12.604        35,154
                             2010        $12.604      $14.428        33,166
                             2011        $14.428      $14.497        31,357
                             2012        $14.497      $15.962        26,312
                             2013        $15.962      $20.296        23,915
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.217        16,682
                             2005        $11.217      $11.183        31,911
                             2006        $11.183      $12.973        52,598
                             2007        $12.973      $13.205        49,013
                             2008        $13.205      $ 9.113        46,322
                             2009        $ 9.113      $12.123        41,250
                             2010        $12.123      $13.402        45,823
                             2011        $13.402      $13.463        29,752
                             2012        $13.463      $14.879        26,162
                             2013        $14.879      $16.633        25,674
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.517         2,412
                             2005        $10.517      $10.428        29,785
                             2006        $10.428      $11.347        45,245
                             2007        $11.347      $11.825        46,359
                             2008        $11.825      $ 7.595        44,315
                             2009        $ 7.595      $ 9.667        38,095
                             2010        $ 9.667      $10.584        38,843
                             2011        $10.584      $10.228        37,276
                             2012        $10.228      $11.276        51,734
                             2013        $11.276      $14.230        75,370
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.545      $17.659        44,473
                             2005        $17.659      $18.845        51,954
                             2006        $18.845      $21.630        54,312
                             2007        $21.630      $20.714        52,005
                             2008        $20.714      $13.612        44,299
                             2009        $13.612      $17.248        37,758
                             2010        $17.248      $21.699        36,868
                             2011        $21.699      $20.489        27,796
                             2012        $20.489      $23.797        25,195
                             2013        $23.797      $31.808        20,993

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.526      $16.980         4,378
                             2005        $16.980      $17.458         3,987
                             2006        $17.458      $18.618         3,524
                             2007        $18.618      $20.317         1,563
                             2008        $20.317      $11.462         1,319
                             2009        $11.462      $16.145         1,160
                             2010        $16.145      $20.216         1,283
                             2011        $20.216      $18.877         1,167
                             2012        $18.877      $20.529           288
                             2013        $20.529      $27.826           263
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.232         3,419
                             2005        $10.232      $10.280        10,772
                             2006        $10.280      $10.492         7,877
                             2007        $10.492      $10.972         7,483
                             2008        $10.972      $11.582        19,922
                             2009        $11.582      $11.715        24,121
                             2010        $11.715      $12.101        13,357
                             2011        $12.101      $12.547         5,426
                             2012        $12.547      $12.542         5,401
                             2013        $12.542      $12.029         2,058
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.996         5,397
                             2007        $10.996      $12.065         6,815
                             2008        $12.065      $ 8.469        15,737
                             2009        $ 8.469      $10.246        10,465
                             2010        $10.246      $11.255        12,503
                             2011        $11.255      $10.716         9,424
                             2012        $10.716      $11.917         7,973
                             2013        $11.917      $14.920         5,098
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.671      $14.002        74,703
                             2005        $14.002      $15.188       100,052
                             2006        $15.188      $17.641       104,046
                             2007        $17.641      $17.908       104,027
                             2008        $17.908      $11.050        87,342
                             2009        $11.050      $13.665        82,106
                             2010        $13.665      $14.907        78,481
                             2011        $14.907      $14.474        67,737
                             2012        $14.474      $16.222        62,459
                             2013        $16.222      $20.414        46,333
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.854      $20.622         6,743
                             2005        $20.622      $25.783        11,118
                             2006        $25.783      $32.403        10,943
                             2007        $32.403      $40.938         8,995
                             2008        $40.938      $18.994        11,553
                             2009        $18.994      $32.163        10,868
                             2010        $32.163      $37.106        11,712
                             2011        $37.106      $30.633         8,145
                             2012        $30.633      $34.008         7,112
                             2013        $34.008      $33.058         4,210

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.582      $15.795        22,487
                             2005        $15.795      $17.073        32,718
                             2006        $17.073      $20.343        43,745
                             2007        $20.343      $23.042        39,322
                             2008        $23.042      $13.478        39,549
                             2009        $13.478      $18.121        35,380
                             2010        $18.121      $19.274        37,229
                             2011        $19.274      $16.899        30,504
                             2012        $16.899      $19.602        25,576
                             2013        $19.602      $23.649        19,900
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.873      $14.491         9,789
                             2005        $14.491      $13.780         8,793
                             2006        $13.780      $15.247         9,410
                             2007        $15.247      $16.603         9,572
                             2008        $16.603      $17.300         6,170
                             2009        $17.300      $20.145         5,017
                             2010        $20.145      $22.620         4,988
                             2011        $22.620      $22.000         4,042
                             2012        $22.000      $24.835         2,810
                             2013        $24.835      $24.763         1,845
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.724      $12.282        23,817
                             2005        $12.282      $12.971        91,131
                             2006        $12.971      $13.060        88,285
                             2007        $13.060      $14.944        83,745
                             2008        $14.944      $ 7.460        41,991
                             2009        $ 7.460      $12.124        39,443
                             2010        $12.124      $14.223        20,403
                             2011        $14.223      $13.063        19,682
                             2012        $13.063      $14.532        16,733
                             2013        $14.532      $19.931        15,559

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.283        32,469
                             2005        $11.283      $12.433        26,863
                             2006        $12.433      $14.724        25,184
                             2007        $14.724      $15.578        24,403
                             2008        $15.578      $ 8.973        29,664
                             2009        $ 8.973      $12.254        29,345
                             2010        $12.254      $14.697        28,165
                             2011        $14.697      $14.553        19,138
                             2012        $14.553      $16.748        16,098
                             2013        $16.748      $22.062        12,489
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.277         7,262
                             2005        $11.277      $12.408        10,922
                             2006        $12.408      $14.685        11,863
                             2007        $14.685      $15.522         9,815
                             2008        $15.522      $ 8.920         6,828
                             2009        $ 8.920      $12.179         5,987
                             2010        $12.179      $14.599         5,591
                             2011        $14.599      $14.442         5,120
                             2012        $14.442      $16.588         4,978
                             2013        $16.588      $21.797         4,261
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.320            16
                             2005        $11.320      $11.563        50,549
                             2006        $11.563      $13.166        70,910
                             2007        $13.166      $12.615        69,274
                             2008        $12.615      $ 7.945        45,697
                             2009        $ 7.945      $10.009        35,758
                             2010        $10.009      $11.362        32,185
                             2011        $11.362      $10.912        30,569
                             2012        $10.912      $12.732        24,629
                             2013        $12.732      $16.945        21,010
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.944         5,451
                             2005        $10.944      $11.531        20,177
                             2006        $11.531      $12.736        28,848
                             2007        $12.736      $12.914        28,992
                             2008        $12.914      $ 9.796        26,218
                             2009        $ 9.796      $11.772        25,630
                             2010        $11.772      $12.940        25,022
                             2011        $12.940      $12.531        19,335
                             2012        $12.531      $13.816        16,724
                             2013        $13.816      $16.928        16,734

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.338      $14.934       190,316
                             2005        $14.934      $16.077       143,870
                             2006        $16.077      $18.294       136,527
                             2007        $18.294      $18.399       115,573
                             2008        $18.399      $12.236        69,634
                             2009        $12.236      $14.900        64,132
                             2010        $14.900      $16.400        61,346
                             2011        $16.400      $15.727        53,534
                             2012        $15.727      $17.643        43,914
                             2013        $17.643      $23.155        39,813
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.107        11,239
                             2005        $11.107      $12.109        12,114
                             2006        $12.109      $12.465        14,318
                             2007        $12.465      $14.381        11,835
                             2008        $14.381      $ 7.501        11,102
                             2009        $ 7.501      $11.508        10,699
                             2010        $11.508      $14.370        10,174
                             2011        $14.370      $12.779         9,057
                             2012        $12.779      $13.994         7,884
                             2013        $13.994      $18.756         7,647
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.355             0
                             2005        $10.355      $10.292        26,125
                             2006        $10.292      $11.040        37,008
                             2007        $11.040      $11.501        36,002
                             2008        $11.501      $ 9.305        43,851
                             2009        $ 9.305      $12.261        42,223
                             2010        $12.261      $13.511        42,237
                             2011        $13.511      $13.837        24,574
                             2012        $13.837      $15.276        22,604
                             2013        $15.276      $16.213        15,448
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.904           996
                             2005        $10.904      $11.442         5,983
                             2006        $11.442      $12.870        10,362
                             2007        $12.870      $13.474         7,418
                             2008        $13.474      $ 9.429         6,091
                             2009        $ 9.429      $11.654         1,860
                             2010        $11.654      $13.609         1,706
                             2011        $13.609      $12.753           500
                             2012        $12.753      $13.835           501
                             2013        $13.835      $18.428           404

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.888         4,964
                             2005        $10.888      $11.029        20,196
                             2006        $11.029      $12.691        22,574
                             2007        $12.691      $12.878        22,801
                             2008        $12.878      $ 8.032         7,988
                             2009        $ 8.032      $ 9.370         8,967
                             2010        $ 9.370      $10.794         7,967
                             2011        $10.794      $ 9.946         6,466
                             2012        $ 9.946      $10.937         4,736
                             2013        $10.937      $14.582         1,251
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.136             0
                             2005        $11.136      $11.431         6,212
                             2006        $11.431      $12.101        11,813
                             2007        $12.101      $14.398        13,159
                             2008        $14.398      $ 8.723        13,155
                             2009        $ 8.723      $12.456        13,491
                             2010        $12.456      $15.023        11,335
                             2011        $15.023      $13.258         6,994
                             2012        $13.258      $14.841         6,801
                             2013        $14.841      $19.960         4,345
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.119        11,443
                             2005        $11.119      $11.806        27,985
                             2006        $11.806      $13.001        30,535
                             2007        $13.001      $12.828        29,272
                             2008        $12.828      $ 7.632        22,719
                             2009        $ 7.632      $ 9.480        21,347
                             2010        $ 9.480      $11.667        21,134
                             2011        $11.667      $10.987        17,496
                             2012        $10.987      $12.347        12,954
                             2013        $12.347      $15.787        10,327
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.273      $12.837        40,804
                             2005        $12.837      $13.208        54,999
                             2006        $13.208      $13.954        63,674
                             2007        $13.954      $15.586        56,435
                             2008        $15.586      $ 8.309        46,518
                             2009        $ 8.309      $11.751        27,001
                             2010        $11.751      $12.583        24,231
                             2011        $12.583      $12.176        22,445
                             2012        $12.176      $13.595        18,782
                             2013        $13.595      $17.263        17,016

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.079      $14.089        82,954
                             2005        $14.089      $14.331        57,790
                             2006        $14.331      $15.587        50,266
                             2007        $15.587      $15.824        42,435
                             2008        $15.824      $ 8.754        42,565
                             2009        $ 8.754      $10.443        37,872
                             2010        $10.443      $11.545        30,276
                             2011        $11.545      $11.370        27,482
                             2012        $11.370      $12.505        21,673
                             2013        $12.505      $13.844        18,899
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.102             1
                             2005        $10.102      $10.143         6,138
                             2006        $10.143      $10.443        22,411
                             2007        $10.443      $10.663        21,985
                             2008        $10.663      $ 6.374        21,445
                             2009        $ 6.374      $ 6.819        29,234
                             2010        $ 6.819      $ 7.445        26,127
                             2011        $ 7.445      $ 7.884        23,222
                             2012        $ 7.884      $ 8.522        22,471
                             2013        $ 8.522      $ 8.329        22,866
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.376      $14.501         6,467
                             2005        $14.501      $15.933        15,382
                             2006        $15.933      $16.055        17,702
                             2007        $16.055      $16.701        14,106
                             2008        $16.701      $ 8.321        10,084
                             2009        $ 8.321      $10.798         8,858
                             2010        $10.798      $13.472         8,741
                             2011        $13.472      $13.328         8,221
                             2012        $13.328      $15.189         7,503
                             2013        $15.189      $20.211         4,284
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.218      $16.582       106,291
                             2005        $16.582      $18.558        87,037
                             2006        $18.558      $21.369        83,879
                             2007        $21.369      $22.238        83,591
                             2008        $22.238      $13.018        71,310
                             2009        $13.018      $17.798        67,338
                             2010        $17.798      $20.204        63,173
                             2011        $20.204      $18.133        55,108
                             2012        $18.133      $21.516        50,867
                             2013        $21.516      $26.808        49,931

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.123      $12.897       140,314
                             2005        $12.897      $12.967       211,902
                             2006        $12.967      $13.643       208,110
                             2007        $13.643      $14.663       198,924
                             2008        $14.663      $12.302       138,953
                             2009        $12.302      $14.291        97,890
                             2010        $14.291      $16.092        96,050
                             2011        $16.092      $15.891        87,526
                             2012        $15.891      $17.640        86,616
                             2013        $17.640      $17.243        58,196
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.943      $13.807        70,579
                             2005        $13.807      $13.818        47,047
                             2006        $13.818      $14.809        43,563
                             2007        $14.809      $14.459        30,750
                             2008        $14.459      $ 3.039        51,115
                             2009        $ 3.039      $ 3.756        49,497
                             2010        $ 3.756      $ 4.217        43,067
                             2011        $ 4.217      $ 4.032        41,033
                             2012        $ 4.032      $ 4.469             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.619      $13.513       111,106
                             2005        $13.513      $14.019       124,647
                             2006        $14.019      $15.785       129,741
                             2007        $15.785      $16.128       119,159
                             2008        $16.128      $ 9.711       105,431
                             2009        $ 9.711      $12.195        91,865
                             2010        $12.195      $13.858        74,608
                             2011        $13.858      $13.554        68,904
                             2012        $13.554      $15.506        58,885
                             2013        $15.506      $19.995        43,146
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.646      $17.126        49,689
                             2005        $17.126      $18.435        38,240
                             2006        $18.435      $20.739        38,671
                             2007        $20.739      $20.062        38,046
                             2008        $20.062      $12.202        30,202
                             2009        $12.202      $16.387        22,951
                             2010        $16.387      $19.784        21,631
                             2011        $19.784      $18.948        19,664
                             2012        $18.948      $21.874        16,081
                             2013        $21.874      $30.179        10,300

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.504        31,686
                             2010        $12.504      $13.814        22,909
                             2011        $13.814      $13.814        20,683
                             2012        $13.814      $16.169        15,436
                             2013        $16.169      $21.006        13,662
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.069      $12.812        62,387
                             2005        $12.812      $13.074        54,761
                             2006        $13.074      $14.356        47,702
                             2007        $14.356      $14.218        38,668
                             2008        $14.218      $ 8.269        25,378
                             2009        $ 8.269      $10.191        21,201
                             2010        $10.191      $11.081        15,754
                             2011        $11.081      $11.173        11,778
                             2012        $11.173      $12.336        11,152
                             2013        $12.336      $14.292        10,307
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.418      $13.293        17,401
                             2005        $13.293      $13.952        11,842
                             2006        $13.952      $15.449        16,884
                             2007        $15.449      $15.601        14,948
                             2008        $15.601      $10.205        12,261
                             2009        $10.205      $13.538         7,362
                             2010        $13.538      $15.233         7,874
                             2011        $15.233      $14.883         7,065
                             2012        $14.883      $16.674         5,866
                             2013        $16.674      $19.548         5,806
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.289      $11.865        17,089
                             2005        $11.865      $13.178        17,183
                             2006        $13.178      $13.290        14,596
                             2007        $13.290      $12.960        14,807
                             2008        $12.960      $10.544        12,312
                             2009        $10.544      $13.034         9,903
                             2010        $13.034      $13.104         9,991
                             2011        $13.104      $12.705         9,506
                             2012        $12.705      $15.240         7,981
                             2013        $15.240      $21.182         6,608

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.041      $16.751         8,358
                             2005        $16.751      $17.844         9,837
                             2006        $17.844      $22.241         9,232
                             2007        $22.241      $26.170         6,569
                             2008        $26.170      $17.847         7,939
                             2009        $17.847      $18.798         9,047
                             2010        $18.798      $18.780         9,383
                             2011        $18.780      $17.430         4,550
                             2012        $17.430      $17.961         4,378
                             2013        $17.961      $20.057         4,212
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.489      $14.704        63,684
                             2005        $14.704      $15.182        68,393
                             2006        $15.182      $17.266        65,926
                             2007        $17.266      $15.915        66,762
                             2008        $15.915      $ 9.571        44,921
                             2009        $ 9.571      $12.190        48,077
                             2010        $12.190      $13.679        39,563
                             2011        $13.679      $12.798        29,890
                             2012        $12.798      $14.959        25,677
                             2013        $14.959      $19.912        23,308
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.736      $14.456        39,771
                             2005        $14.456      $14.622        35,570
                             2006        $14.622      $15.857        40,582
                             2007        $15.857      $15.990        38,390
                             2008        $15.990      $11.598        25,469
                             2009        $11.598      $17.090        30,947
                             2010        $17.090      $19.121        37,426
                             2011        $19.121      $19.090        28,162
                             2012        $19.090      $21.726        22,038
                             2013        $21.726      $22.990        15,861
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.430      $10.687        76,632
                             2005        $10.687      $10.733        98,493
                             2006        $10.733      $11.006       103,612
                             2007        $11.006      $11.361        96,249
                             2008        $11.361      $ 8.480        77,446
                             2009        $ 8.480      $12.201        65,003
                             2010        $12.201      $13.152        60,469
                             2011        $13.152      $13.549        51,684
                             2012        $13.549      $14.721        44,310
                             2013        $14.721      $14.713        40,886
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.366      $15.237        13,934
                             2005        $15.237      $16.774        19,691
                             2006        $16.774      $21.020        23,392
                             2007        $21.020      $22.346        24,519
                             2008        $22.346      $12.287        23,399
                             2009        $12.287      $15.024        14,307
                             2010        $15.024      $16.219        14,459
                             2011        $16.219      $13.218        13,976
                             2012        $13.218      $15.809        11,321
                             2013        $15.809      $19.865        10,090

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.976      $14.340         8,048
                             2005        $14.340      $15.309        13,156
                             2006        $15.309      $17.113        17,627
                             2007        $17.113      $15.921        20,378
                             2008        $15.921      $ 9.442         7,405
                             2009        $ 9.442      $12.119         9,215
                             2010        $12.119      $13.545         7,652
                             2011        $13.545      $13.295         6,506
                             2012        $13.295      $15.239         4,984
                             2013        $15.239      $20.202         4,844
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.841      $ 9.719       106,208
                             2005        $ 9.719      $ 9.777       137,648
                             2006        $ 9.777      $10.014       154,407
                             2007        $10.014      $10.294       144,007
                             2008        $10.294      $10.359       204,241
                             2009        $10.359      $10.184       180,523
                             2010        $10.184      $ 9.995       146,210
                             2011        $ 9.995      $ 9.808       144,515
                             2012        $ 9.808      $ 9.623       110,326
                             2013        $ 9.623      $ 9.442        57,397
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.480      $14.588        11,893
                             2005        $14.588      $15.745        12,802
                             2006        $15.745      $16.771        12,227
                             2007        $16.771      $17.396        11,461
                             2008        $17.396      $10.454         8,735
                             2009        $10.454      $13.553         7,974
                             2010        $13.553      $15.897        10,353
                             2011        $15.897      $14.805         3,298
                             2012        $14.805      $16.958         2,144
                             2013        $16.958      $22.701         1,541
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.556      $16.485        23,719
                             2005        $16.485      $17.127        27,261
                             2006        $17.127      $19.495        28,783
                             2007        $19.495      $18.190        29,927
                             2008        $18.190      $ 9.858        26,969
                             2009        $ 9.858      $ 9.278             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.080      $13.803         3,459
                             2005        $13.803      $14.221         3,421
                             2006        $14.221      $15.532         2,877
                             2007        $15.532      $15.322         1,842
                             2008        $15.322      $ 9.238         1,471
                             2009        $ 9.238      $12.071         1,130
                             2010        $12.071      $13.782         1,109
                             2011        $13.782      $13.286         1,101
                             2012        $13.286      $15.370           864
                             2013        $15.370      $20.111           700
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.545      $15.762        11,286
                             2005        $15.762      $17.344         9,400
                             2006        $17.344      $17.945         9,342
                             2007        $17.945      $18.275         8,059
                             2008        $18.275      $ 9.763         5,705
                             2009        $ 9.763      $13.290         6,369
                             2010        $13.290      $15.154             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.383      $12.761        52,828
                             2005        $12.761      $13.233        59,629
                             2006        $13.233      $13.689        59,044
                             2007        $13.689      $14.170        55,533
                             2008        $14.170      $ 8.754        34,251
                             2009        $ 8.754      $14.076        32,528
                             2010        $14.076      $16.683        30,650
                             2011        $16.683      $13.446        25,172
                             2012        $13.446      $15.069        21,431
                             2013        $15.069      $21.248        16,452
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.857      $14.965        14,147
                             2005        $14.965      $16.465        13,705
                             2006        $16.465      $17.900        14,043
                             2007        $17.900      $18.683        14,452
                             2008        $18.683      $15.584        11,386
                             2009        $15.584      $19.894         9,203
                             2010        $19.894      $21.419         9,143
                             2011        $21.419      $22.462         7,047
                             2012        $22.462      $25.976         6,222
                             2013        $25.976      $23.253         6,258

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.064         7,374
                             2005        $11.064      $12.155        16,086
                             2006        $12.155      $14.491        21,374
                             2007        $14.491      $15.607        18,532
                             2008        $15.607      $10.880        13,370
                             2009        $10.880      $13.830        12,721
                             2010        $13.830      $15.475        14,189
                             2011        $15.475      $16.557        11,235
                             2012        $16.557      $18.776         7,226
                             2013        $18.776      $22.043         5,233
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.741        15,641
                             2005        $10.741      $12.195        13,315
                             2006        $12.195      $12.456        11,712
                             2007        $12.456      $14.896        11,712
                             2008        $14.896      $ 7.426        11,985
                             2009        $ 7.426      $12.061        19,495
                             2010        $12.061      $14.539        13,585
                             2011        $14.539      $13.866        15,170
                             2012        $13.866      $15.559        13,621
                             2013        $15.559      $22.603        10,468
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.716         4,848
                             2005        $10.716      $12.142         5,544
                             2006        $12.142      $12.367         5,861
                             2007        $12.367      $14.760         5,079
                             2008        $14.760      $ 7.335         5,673
                             2009        $ 7.335      $11.884         4,237
                             2010        $11.884      $14.296         2,375
                             2011        $14.296      $13.600         2,414
                             2012        $13.600      $15.217           788
                             2013        $15.217      $22.055           220
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.813         5,577
                             2007        $ 9.813      $11.803         3,665
                             2008        $11.803      $ 6.158         8,553
                             2009        $ 6.158      $ 9.508         5,721
                             2010        $ 9.508      $12.339         3,871
                             2011        $12.339      $11.238         3,909
                             2012        $11.238      $11.961         3,972
                             2013        $11.961      $16.133         3,973
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.566      $15.831         6,274
                             2005        $15.831      $17.534         6,942
                             2006        $17.534      $19.240         7,162
                             2007        $19.240      $19.433         5,360
                             2008        $19.433      $11.356         5,179
                             2009        $11.356      $16.338         5,418
                             2010        $16.338      $20.287         5,279
                             2011        $20.287      $18.170         3,576
                             2012        $18.170      $20.447         2,739
                             2013        $20.447      $34.371         2,372

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.493      $19.348        20,032
                             2005        $19.348      $22.164        21,386
                             2006        $22.164      $29.938        21,087
                             2007        $29.938      $24.296        18,547
                             2008        $24.296      $14.765        15,256
                             2009        $14.765      $18.613        12,448
                             2010        $18.613      $23.654        11,331
                             2011        $23.654      $24.522         9,168
                             2012        $24.522      $27.815         8,094
                             2013        $27.815      $27.768         8,437
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.865            33
                             2005        $ 9.865      $ 9.914        84,749
                             2006        $ 9.914      $10.133        40,328
                             2007        $10.133      $10.383        46,255
                             2008        $10.383      $10.369        45,645
                             2009        $10.369      $10.181             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1,
                                     2003

                          MORTALITY & EXPENSE = 1.75


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.245          0
                             2007        $10.245      $11.784          0
                             2008        $11.784      $ 6.622          0
                             2009        $ 6.622      $ 8.797          0
                             2010        $ 8.797      $10.086          0
                             2011        $10.086      $ 9.615          0
                             2012        $ 9.615      $10.950          0
                             2013        $10.950      $14.062          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.437          0
                             2007        $10.437      $11.095          0
                             2008        $11.095      $ 8.141          0
                             2009        $ 8.141      $ 9.896          0
                             2010        $ 9.896      $10.921          0
                             2011        $10.921      $10.664          0
                             2012        $10.664      $11.668          0
                             2013        $11.668      $12.952          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.466          0
                             2007        $10.466      $11.285          0
                             2008        $11.285      $ 7.436          0
                             2009        $ 7.436      $ 9.374          0
                             2010        $ 9.374      $10.509          0
                             2011        $10.509      $10.178          0
                             2012        $10.178      $11.284          0
                             2013        $11.284      $12.795          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.475          0
                             2007        $10.475      $11.409          0
                             2008        $11.409      $ 6.917          0
                             2009        $ 6.917      $ 8.897          0
                             2010        $ 8.897      $10.111          0
                             2011        $10.111      $ 9.635          0
                             2012        $ 9.635      $10.882          0
                             2013        $10.882      $12.955          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.327          0
                             2007        $10.327      $10.725          0
                             2008        $10.725      $ 9.391          0
                             2009        $ 9.391      $10.557          0
                             2010        $10.557      $11.103          0
                             2011        $11.103      $11.040          0
                             2012        $11.040      $11.503          0
                             2013        $11.503      $11.867          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.723          0
                             2007        $ 9.723      $11.660          0
                             2008        $11.660      $ 6.315          0
                             2009        $ 6.315      $ 8.943          0
                             2010        $ 8.943      $10.503          0
                             2011        $10.503      $10.346          0
                             2012        $10.346      $11.989          0
                             2013        $11.989      $15.825          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.798          0
                             2007        $10.798      $11.136          0
                             2008        $11.136      $ 6.862          0
                             2009        $ 6.862      $ 8.499          0
                             2010        $ 8.499      $ 9.561          0
                             2011        $ 9.561      $ 9.544          0
                             2012        $ 9.544      $10.821          0
                             2013        $10.821      $13.997          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.855          0
                             2007        $ 9.855      $11.145          0
                             2008        $11.145      $ 6.600          0
                             2009        $ 6.600      $ 9.045          0
                             2010        $ 9.045      $11.403          0
                             2011        $11.403      $ 9.969          0
                             2012        $ 9.969      $11.199          0
                             2013        $11.199      $14.920          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.371      $14.504          0
                             2005        $14.504      $14.723          0
                             2006        $14.723      $16.857          0
                             2007        $16.857      $15.916          0
                             2008        $15.916      $10.122          0
                             2009        $10.122      $12.561          0
                             2010        $12.561      $14.372          0
                             2011        $14.372      $14.433          0
                             2012        $14.433      $15.883          0
                             2013        $15.883      $20.186          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.214          0
                             2005        $11.214      $11.173          0
                             2006        $11.173      $12.956          0
                             2007        $12.956      $13.180          0
                             2008        $13.180      $ 9.091          0
                             2009        $ 9.091      $12.088          0
                             2010        $12.088      $13.356          0
                             2011        $13.356      $13.410          0
                             2012        $13.410      $14.813          0
                             2013        $14.813      $16.551          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.516          0
                             2005        $10.516      $10.422          0
                             2006        $10.422      $11.334          0
                             2007        $11.334      $11.805          0
                             2008        $11.805      $ 7.579          0
                             2009        $ 7.579      $ 9.641          0
                             2010        $ 9.641      $10.550          0
                             2011        $10.550      $10.190          0
                             2012        $10.190      $11.228          0
                             2013        $11.228      $14.163          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.540      $17.644          0
                             2005        $17.644      $18.819          0
                             2006        $18.819      $21.589          0
                             2007        $21.589      $20.664          0
                             2008        $20.664      $13.573          0
                             2009        $13.573      $17.190          0
                             2010        $17.190      $21.614          0
                             2011        $21.614      $20.398          0
                             2012        $20.398      $23.680          0
                             2013        $23.680      $31.635          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.520      $16.966          0
                             2005        $16.966      $17.434          0
                             2006        $17.434      $18.583          0
                             2007        $18.583      $20.269          0
                             2008        $20.269      $11.429          0
                             2009        $11.429      $16.091          0
                             2010        $16.091      $20.137          0
                             2011        $20.137      $18.793          0
                             2012        $18.793      $20.428          0
                             2013        $20.428      $27.675          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.228          0
                             2005        $10.228      $10.272          0
                             2006        $10.272      $10.477          0
                             2007        $10.477      $10.952          0
                             2008        $10.952      $11.555          0
                             2009        $11.555      $11.681          0
                             2010        $11.681      $12.060          0
                             2011        $12.060      $12.498          0
                             2012        $12.498      $12.486          0
                             2013        $12.486      $11.970          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.992          0
                             2007        $10.992      $12.055          0
                             2008        $12.055      $ 8.457          0
                             2009        $ 8.457      $10.227          0
                             2010        $10.227      $11.228          0
                             2011        $11.228      $10.685          0
                             2012        $10.685      $11.876          0
                             2013        $11.876      $14.862          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.667      $13.990          0
                             2005        $13.990      $15.168          0
                             2006        $15.168      $17.608          0
                             2007        $17.608      $17.866          0
                             2008        $17.866      $11.018          0
                             2009        $11.018      $13.618          0
                             2010        $13.618      $14.849          0
                             2011        $14.849      $14.410          0
                             2012        $14.410      $16.142          0
                             2013        $16.142      $20.303          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.849      $20.604          0
                             2005        $20.604      $25.748          0
                             2006        $25.748      $32.343          0
                             2007        $32.343      $40.840          0
                             2008        $40.840      $18.940          0
                             2009        $18.940      $32.054          0
                             2010        $32.054      $36.961          0
                             2011        $36.961      $30.498          0
                             2012        $30.498      $33.841          0
                             2013        $33.841      $32.878          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.578      $15.781          0
                             2005        $15.781      $17.050          0
                             2006        $17.050      $20.306          0
                             2007        $20.306      $22.987          0
                             2008        $22.987      $13.439          0
                             2009        $13.439      $18.060          0
                             2010        $18.060      $19.199          0
                             2011        $19.199      $16.824          0
                             2012        $16.824      $19.505          0
                             2013        $19.505      $23.521          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.869      $14.479          0
                             2005        $14.479      $13.761          0
                             2006        $13.761      $15.219          0
                             2007        $15.219      $16.564          0
                             2008        $16.564      $17.251          0
                             2009        $17.251      $20.076          0
                             2010        $20.076      $22.531          0
                             2011        $22.531      $21.903          0
                             2012        $21.903      $24.713          0
                             2013        $24.713      $24.628          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.720      $12.271          0
                             2005        $12.271      $12.953          0
                             2006        $12.953      $13.036          0
                             2007        $13.036      $14.909          0
                             2008        $14.909      $ 7.439          0
                             2009        $ 7.439      $12.083          0
                             2010        $12.083      $14.167          0
                             2011        $14.167      $13.005          0
                             2012        $13.005      $14.461          0
                             2013        $14.461      $19.823          0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.280          0
                             2005        $11.280      $12.423          0
                             2006        $12.423      $14.704          0
                             2007        $14.704      $15.548          0
                             2008        $15.548      $ 8.951          0
                             2009        $ 8.951      $12.219          0
                             2010        $12.219      $14.647          0
                             2011        $14.647      $14.496          0
                             2012        $14.496      $16.674          0
                             2013        $16.674      $21.954          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.273          0
                             2005        $11.273      $12.398          0
                             2006        $12.398      $14.665          0
                             2007        $14.665      $15.493          0
                             2008        $15.493      $ 8.899          0
                             2009        $ 8.899      $12.144          0
                             2010        $12.144      $14.550          0
                             2011        $14.550      $14.386          0
                             2012        $14.386      $16.515          0
                             2013        $16.515      $21.690          0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.316          0
                             2005        $11.316      $11.554          0
                             2006        $11.554      $13.148          0
                             2007        $13.148      $12.591          0
                             2008        $12.591      $ 7.926          0
                             2009        $ 7.926      $ 9.981          0
                             2010        $ 9.981      $11.323          0
                             2011        $11.323      $10.870          0
                             2012        $10.870      $12.676          0
                             2013        $12.676      $16.861          0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.941          0
                             2005        $10.941      $11.521          0
                             2006        $11.521      $12.719          0
                             2007        $12.719      $12.890          0
                             2008        $12.890      $ 9.773          0
                             2009        $ 9.773      $11.738          0
                             2010        $11.738      $12.896          0
                             2011        $12.896      $12.482          0
                             2012        $12.482      $13.755          0
                             2013        $13.755      $16.845          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.333      $14.922          0
                             2005        $14.922      $16.055          0
                             2006        $16.055      $18.259          0
                             2007        $18.259      $18.355          0
                             2008        $18.355      $12.201          0
                             2009        $12.201      $14.849          0
                             2010        $14.849      $16.336          0
                             2011        $16.336      $15.658          0
                             2012        $15.658      $17.556          0
                             2013        $17.556      $23.029          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.103          0
                             2005        $11.103      $12.099          0
                             2006        $12.099      $12.449          0
                             2007        $12.449      $14.354          0
                             2008        $14.354      $ 7.483          0
                             2009        $ 7.483      $11.474          0
                             2010        $11.474      $14.321          0
                             2011        $14.321      $12.729          0
                             2012        $12.729      $13.933          0
                             2013        $13.933      $18.664          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.353          0
                             2005        $10.353      $10.286          0
                             2006        $10.286      $11.028          0
                             2007        $11.028      $11.482          0
                             2008        $11.482      $ 9.285          0
                             2009        $ 9.285      $12.228          0
                             2010        $12.228      $13.468          0
                             2011        $13.468      $13.786          0
                             2012        $13.786      $15.212          0
                             2013        $15.212      $16.136          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.902          0
                             2005        $10.902      $11.435          0
                             2006        $11.435      $12.855          0
                             2007        $12.855      $13.452          0
                             2008        $13.452      $ 9.409          0
                             2009        $ 9.409      $11.622          0
                             2010        $11.622      $13.566          0
                             2011        $13.566      $12.706          0
                             2012        $12.706      $13.777          0
                             2013        $13.777      $18.341          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.886          0
                             2005        $10.886      $11.022          0
                             2006        $11.022      $12.676          0
                             2007        $12.676      $12.856          0
                             2008        $12.856      $ 8.015          0
                             2009        $ 8.015      $ 9.345          0
                             2010        $ 9.345      $10.759          0
                             2011        $10.759      $ 9.909          0
                             2012        $ 9.909      $10.891          0
                             2013        $10.891      $14.514          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.134          0
                             2005        $11.134      $11.424          0
                             2006        $11.424      $12.087          0
                             2007        $12.087      $14.374          0
                             2008        $14.374      $ 8.704          0
                             2009        $ 8.704      $12.423          0
                             2010        $12.423      $14.975          0
                             2011        $14.975      $13.209          0
                             2012        $13.209      $14.779          0
                             2013        $14.779      $19.866          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.117          0
                             2005        $11.117      $11.799          0
                             2006        $11.799      $12.986          0
                             2007        $12.986      $12.806          0
                             2008        $12.806      $ 7.615          0
                             2009        $ 7.615      $ 9.455          0
                             2010        $ 9.455      $11.630          0
                             2011        $11.630      $10.947          0
                             2012        $10.947      $12.295          0
                             2013        $12.295      $15.713          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.268      $12.826          0
                             2005        $12.826      $13.190          0
                             2006        $13.190      $13.928          0
                             2007        $13.928      $15.549          0
                             2008        $15.549      $ 8.285          0
                             2009        $ 8.285      $11.711          0
                             2010        $11.711      $12.534          0
                             2011        $12.534      $12.123          0
                             2012        $12.123      $13.528          0
                             2013        $13.528      $17.170          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.075      $14.077          0
                             2005        $14.077      $14.311          0
                             2006        $14.311      $15.558          0
                             2007        $15.558      $15.787          0
                             2008        $15.787      $ 8.728          0
                             2009        $ 8.728      $10.408          0
                             2010        $10.408      $11.500          0
                             2011        $11.500      $11.320          0
                             2012        $11.320      $12.444          0
                             2013        $12.444      $13.769          0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.101          0
                             2005        $10.101      $10.137          0
                             2006        $10.137      $10.431          0
                             2007        $10.431      $10.646          0
                             2008        $10.646      $ 6.360          0
                             2009        $ 6.360      $ 6.801          0
                             2010        $ 6.801      $ 7.421          0
                             2011        $ 7.421      $ 7.855          0
                             2012        $ 7.855      $ 8.486          0
                             2013        $ 8.486      $ 8.290          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.372      $14.489          0
                             2005        $14.489      $15.912          0
                             2006        $15.912      $16.025          0
                             2007        $16.025      $16.661          0
                             2008        $16.661      $ 8.297          0
                             2009        $ 8.297      $10.761          0
                             2010        $10.761      $13.419          0
                             2011        $13.419      $13.269          0
                             2012        $13.269      $15.114          0
                             2013        $15.114      $20.102          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.213      $16.568          0
                             2005        $16.568      $18.532          0
                             2006        $18.532      $21.330          0
                             2007        $21.330      $22.185          0
                             2008        $22.185      $12.980          0
                             2009        $12.980      $17.738          0
                             2010        $17.738      $20.126          0
                             2011        $20.126      $18.053          0
                             2012        $18.053      $21.411          0
                             2013        $21.411      $26.662          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.119      $12.886          0
                             2005        $12.886      $12.950          0
                             2006        $12.950      $13.618          0
                             2007        $13.618      $14.628          0
                             2008        $14.628      $12.266          0
                             2009        $12.266      $14.242          0
                             2010        $14.242      $16.029          0
                             2011        $16.029      $15.821          0
                             2012        $15.821      $17.554          0
                             2013        $17.554      $17.150          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.938      $13.795          0
                             2005        $13.795      $13.800          0
                             2006        $13.800      $14.781          0
                             2007        $14.781      $14.425          0
                             2008        $14.425      $ 3.031          0
                             2009        $ 3.031      $ 3.743          0
                             2010        $ 3.743      $ 4.201          0
                             2011        $ 4.201      $ 4.014          0
                             2012        $ 4.014      $ 4.447          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.615      $13.501          0
                             2005        $13.501      $14.000          0
                             2006        $14.000      $15.756          0
                             2007        $15.756      $16.090          0
                             2008        $16.090      $ 9.683          0
                             2009        $ 9.683      $12.153          0
                             2010        $12.153      $13.804          0
                             2011        $13.804      $13.494          0
                             2012        $13.494      $15.429          0
                             2013        $15.429      $19.887          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.641      $17.111          0
                             2005        $17.111      $18.410          0
                             2006        $18.410      $20.700          0
                             2007        $20.700      $20.014          0
                             2008        $20.014      $12.167          0
                             2009        $12.167      $16.331          0
                             2010        $16.331      $19.707          0
                             2011        $19.707      $18.865          0
                             2012        $18.865      $21.767          0
                             2013        $21.767      $30.016          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.462          0
                             2010        $12.462      $13.761          0
                             2011        $13.761      $13.753          0
                             2012        $13.753      $16.089          0
                             2013        $16.089      $20.892          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.064      $12.801          0
                             2005        $12.801      $13.056          0
                             2006        $13.056      $14.330          0
                             2007        $14.330      $14.184          0
                             2008        $14.184      $ 8.245          0
                             2009        $ 8.245      $10.157          0
                             2010        $10.157      $11.038          0
                             2011        $11.038      $11.124          0
                             2012        $11.124      $12.275          0
                             2013        $12.275      $14.215          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.414      $13.282          0
                             2005        $13.282      $13.933          0
                             2006        $13.933      $15.420          0
                             2007        $15.420      $15.564          0
                             2008        $15.564      $10.176          0
                             2009        $10.176      $13.492          0
                             2010        $13.492      $15.173          0
                             2011        $15.173      $14.817          0
                             2012        $14.817      $16.592          0
                             2013        $16.592      $19.442          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.285      $11.855          0
                             2005        $11.855      $13.160          0
                             2006        $13.160      $13.266          0
                             2007        $13.266      $12.929          0
                             2008        $12.929      $10.513          0
                             2009        $10.513      $12.990          0
                             2010        $12.990      $13.052          0
                             2011        $13.052      $12.649          0
                             2012        $12.649      $15.165          0
                             2013        $15.165      $21.067          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.036      $16.737          0
                             2005        $16.737      $17.820          0
                             2006        $17.820      $22.200          0
                             2007        $22.200      $26.108          0
                             2008        $26.108      $17.795          0
                             2009        $17.795      $18.734          0
                             2010        $18.734      $18.707          0
                             2011        $18.707      $17.353          0
                             2012        $17.353      $17.873          0
                             2013        $17.873      $19.948          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.484      $14.692          0
                             2005        $14.692      $15.161          0
                             2006        $15.161      $17.233          0
                             2007        $17.233      $15.877          0
                             2008        $15.877      $ 9.544          0
                             2009        $ 9.544      $12.149          0
                             2010        $12.149      $13.626          0
                             2011        $13.626      $12.742          0
                             2012        $12.742      $14.885          0
                             2013        $14.885      $19.804          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.324      $14.443          0
                             2005        $14.443      $14.603          0
                             2006        $14.603      $15.827          0
                             2007        $15.827      $15.952          0
                             2008        $15.952      $11.565          0
                             2009        $11.565      $17.032          0
                             2010        $17.032      $19.046          0
                             2011        $19.046      $19.006          0
                             2012        $19.006      $21.619          0
                             2013        $21.619      $22.865          0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.426      $10.677          0
                             2005        $10.677      $10.718          0
                             2006        $10.718      $10.986          0
                             2007        $10.986      $11.334          0
                             2008        $11.334      $ 8.455          0
                             2009        $ 8.455      $12.159          0
                             2010        $12.159      $13.100          0
                             2011        $13.100      $13.489          0
                             2012        $13.489      $14.648          0
                             2013        $14.648      $14.633          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.361      $15.224          0
                             2005        $15.224      $16.751          0
                             2006        $16.751      $20.980          0
                             2007        $20.980      $22.292          0
                             2008        $22.292      $12.252          0
                             2009        $12.252      $14.973          0
                             2010        $14.973      $16.155          0
                             2011        $16.155      $13.160          0
                             2012        $13.160      $15.732          0
                             2013        $15.732      $19.757          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.972      $14.328          0
                             2005        $14.328      $15.288          0
                             2006        $15.288      $17.081          0
                             2007        $17.081      $15.883          0
                             2008        $15.883      $ 9.415          0
                             2009        $ 9.415      $12.078          0
                             2010        $12.078      $13.492          0
                             2011        $13.492      $13.237          0
                             2012        $13.237      $15.164          0
                             2013        $15.164      $20.093          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.838      $ 9.710          0
                             2005        $ 9.710      $ 9.764          0
                             2006        $ 9.764      $ 9.995          0
                             2007        $ 9.995      $10.269          0
                             2008        $10.269      $10.329          0
                             2009        $10.329      $10.149          0
                             2010        $10.149      $ 9.956          0
                             2011        $ 9.956      $ 9.765          0
                             2012        $ 9.765      $ 9.576          0
                             2013        $ 9.576      $ 9.391          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.475      $14.576          0
                             2005        $14.576      $15.724          0
                             2006        $15.724      $16.739          0
                             2007        $16.739      $17.355          0
                             2008        $17.355      $10.424          0
                             2009        $10.424      $13.507          0
                             2010        $13.507      $15.835          0
                             2011        $15.835      $14.739          0
                             2012        $14.739      $16.875          0
                             2013        $16.875      $22.578          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.551      $16.471          0
                             2005        $16.471      $17.104          0
                             2006        $17.104      $19.459          0
                             2007        $19.459      $18.146          0
                             2008        $18.146      $ 9.830          0
                             2009        $ 9.830      $ 9.251          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.075      $13.791          0
                             2005        $13.791      $14.202          0
                             2006        $14.202      $15.503          0
                             2007        $15.503      $15.285          0
                             2008        $15.285      $ 9.211          0
                             2009        $ 9.211      $12.030          0
                             2010        $12.030      $13.729          0
                             2011        $13.729      $13.228          0
                             2012        $13.228      $15.295          0
                             2013        $15.295      $20.002          0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.541      $15.749          0
                             2005        $15.749      $17.321          0
                             2006        $17.321      $17.912          0
                             2007        $17.912      $18.231          0
                             2008        $18.231      $ 9.735          0
                             2009        $ 9.735      $13.245          0
                             2010        $13.245      $15.097          0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.379      $12.750          0
                             2005        $12.750      $13.215          0
                             2006        $13.215      $13.664          0
                             2007        $13.664      $14.137          0
                             2008        $14.137      $ 8.729          0
                             2009        $ 8.729      $14.028          0
                             2010        $14.028      $16.618          0
                             2011        $16.618      $13.387          0
                             2012        $13.387      $14.994          0
                             2013        $14.994      $21.133          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.852      $14.953          0
                             2005        $14.953      $16.443          0
                             2006        $16.443      $17.867          0
                             2007        $17.867      $18.639          0
                             2008        $18.639      $15.539          0
                             2009        $15.539      $19.826          0
                             2010        $19.826      $21.336          0
                             2011        $21.336      $22.363          0
                             2012        $22.363      $25.848          0
                             2013        $25.848      $23.127          0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.058          0
                             2005        $11.058      $12.143          0
                             2006        $12.143      $14.469          0
                             2007        $14.469      $15.575          0
                             2008        $15.575      $10.852          0
                             2009        $10.852      $13.788          0
                             2010        $13.788      $15.420          0
                             2011        $15.420      $16.490          0
                             2012        $16.490      $18.690          0
                             2013        $18.690      $21.931          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.738          0
                             2005        $10.738      $12.184          0
                             2006        $12.184      $12.439          0
                             2007        $12.439      $14.868          0
                             2008        $14.868      $ 7.408          0
                             2009        $ 7.408      $12.027          0
                             2010        $12.027      $14.490          0
                             2011        $14.490      $13.812          0
                             2012        $13.812      $15.490          0
                             2013        $15.490      $22.492          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.712          0
                             2005        $10.712      $12.131          0
                             2006        $12.131      $12.350          0
                             2007        $12.350      $14.732          0
                             2008        $14.732      $ 7.317          0
                             2009        $ 7.317      $11.850          0
                             2010        $11.850      $14.248          0
                             2011        $14.248      $13.547          0
                             2012        $13.547      $15.150          0
                             2013        $15.150      $21.946          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.809          0
                             2007        $ 9.809      $11.793          0
                             2008        $11.793      $ 6.150          0
                             2009        $ 6.150      $ 9.490          0
                             2010        $ 9.490      $12.310          0
                             2011        $12.310      $11.205          0
                             2012        $11.205      $11.920          0
                             2013        $11.920      $16.070          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.561      $15.818          0
                             2005        $15.818      $17.510          0
                             2006        $17.510      $19.204          0
                             2007        $19.204      $19.387          0
                             2008        $19.387      $11.323          0
                             2009        $11.323      $16.283          0
                             2010        $16.283      $20.208          0
                             2011        $20.208      $18.090          0
                             2012        $18.090      $20.347          0
                             2013        $20.347      $34.184          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.488      $19.332          0
                             2005        $19.332      $22.134          0
                             2006        $22.134      $29.882          0
                             2007        $29.882      $24.238          0
                             2008        $24.238      $14.722          0
                             2009        $14.722      $18.550          0
                             2010        $18.550      $23.561          0
                             2011        $23.561      $24.413          0
                             2012        $24.413      $27.678          0
                             2013        $27.678      $27.617          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.860          0
                             2005        $ 9.860      $ 9.904          0
                             2006        $ 9.904      $10.117          0
                             2007        $10.117      $10.362          0
                             2008        $10.362      $10.343          0
                             2009        $10.343      $10.150          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
   DEATH BENEFIT OPTION OR ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                           BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.8


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.242          0
                             2007        $10.242      $11.774          0
                             2008        $11.774      $ 6.613          0
                             2009        $ 6.613      $ 8.780          0
                             2010        $ 8.780      $10.062          0
                             2011        $10.062      $ 9.588          0
                             2012        $ 9.588      $10.913          0
                             2013        $10.913      $14.007          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.433          0
                             2007        $10.433      $11.085          0
                             2008        $11.085      $ 8.130          0
                             2009        $ 8.130      $ 9.877          0
                             2010        $ 9.877      $10.895          0
                             2011        $10.895      $10.633          0
                             2012        $10.633      $11.628          0
                             2013        $11.628      $12.901          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.463          0
                             2007        $10.463      $11.275          0
                             2008        $11.275      $ 7.426          0
                             2009        $ 7.426      $ 9.356          0
                             2010        $ 9.356      $10.484          0
                             2011        $10.484      $10.148          0
                             2012        $10.148      $11.246          0
                             2013        $11.246      $12.745          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.472          0
                             2007        $10.472      $11.399          0
                             2008        $11.399      $ 6.907          0
                             2009        $ 6.907      $ 8.881          0
                             2010        $ 8.881      $10.087          0
                             2011        $10.087      $ 9.607          0
                             2012        $ 9.607      $10.845          0
                             2013        $10.845      $12.905          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.324          0
                             2007        $10.324      $10.716          0
                             2008        $10.716      $ 9.378          0
                             2009        $ 9.378      $10.537          0
                             2010        $10.537      $11.077          0
                             2011        $11.077      $11.008          0
                             2012        $11.008      $11.463          0
                             2013        $11.463      $11.821          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.720          0
                             2007        $ 9.720      $11.650          0
                             2008        $11.650      $ 6.306          0
                             2009        $ 6.306      $ 8.926          0
                             2010        $ 8.926      $10.478          0
                             2011        $10.478      $10.316          0
                             2012        $10.316      $11.948          0
                             2013        $11.948      $15.763          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.794          0
                             2007        $10.794      $11.126          0
                             2008        $11.126      $ 6.853          0
                             2009        $ 6.853      $ 8.483          0
                             2010        $ 8.483      $ 9.539          0
                             2011        $ 9.539      $ 9.516          0
                             2012        $ 9.516      $10.784          0
                             2013        $10.784      $13.942          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.852          0
                             2007        $ 9.852      $11.135          0
                             2008        $11.135      $ 6.591          0
                             2009        $ 6.591      $ 9.028          0
                             2010        $ 9.028      $11.376          0
                             2011        $11.376      $ 9.940          0
                             2012        $ 9.940      $11.161          0
                             2013        $11.161      $14.862          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.359      $14.483        10,850
                             2005        $14.483      $14.695        12,054
                             2006        $14.695      $16.817        11,076
                             2007        $16.817      $15.869         7,899
                             2008        $15.869      $10.087         8,006
                             2009        $10.087      $12.511         7,668
                             2010        $12.511      $14.308         7,484
                             2011        $14.308      $14.361         7,426
                             2012        $14.361      $15.796         7,375
                             2013        $15.796      $20.066         2,147
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.210             0
                             2005        $11.210      $11.164         2,002
                             2006        $11.164      $12.938         1,994
                             2007        $12.938      $13.155         1,838
                             2008        $13.155      $ 9.070         1,646
                             2009        $ 9.070      $12.054         1,519
                             2010        $12.054      $13.311             0
                             2011        $13.311      $13.358             0
                             2012        $13.358      $14.748             0
                             2013        $14.748      $16.469             0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.515             0
                             2005        $10.515      $10.415         3,208
                             2006        $10.415      $11.321         3,261
                             2007        $11.321      $11.786         3,108
                             2008        $11.786      $ 7.562         2,919
                             2009        $ 7.562      $ 9.616         2,840
                             2010        $ 9.616      $10.517         1,663
                             2011        $10.517      $10.153         1,625
                             2012        $10.153      $11.181         1,670
                             2013        $11.181      $14.097             0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.527      $17.619         3,315
                             2005        $17.619      $18.784         3,630
                             2006        $18.784      $21.537         3,775
                             2007        $21.537      $20.604         1,843
                             2008        $20.604      $13.526         1,495
                             2009        $13.526      $17.122         1,421
                             2010        $17.122      $21.518         1,326
                             2011        $21.518      $20.297         1,102
                             2012        $20.297      $23.550         1,055
                             2013        $23.550      $31.446           316

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.507      $16.942        2,674
                             2005        $16.942      $17.401        2,580
                             2006        $17.401      $18.538        2,236
                             2007        $18.538      $20.209        2,150
                             2008        $20.209      $11.389        1,765
                             2009        $11.389      $16.027        1,653
                             2010        $16.027      $20.048        1,609
                             2011        $20.048      $18.700        1,599
                             2012        $18.700      $20.316        1,590
                             2013        $20.316      $27.509            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.225            0
                             2005        $10.225      $10.263            0
                             2006        $10.263      $10.463            0
                             2007        $10.463      $10.931            0
                             2008        $10.931      $11.527            0
                             2009        $11.527      $11.647            0
                             2010        $11.647      $12.019            0
                             2011        $12.019      $12.449            0
                             2012        $12.449      $12.431            0
                             2013        $12.431      $11.911            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.989            0
                             2007        $10.989      $12.045            0
                             2008        $12.045      $ 8.446            0
                             2009        $ 8.446      $10.208            0
                             2010        $10.208      $11.201            0
                             2011        $11.201      $10.654            0
                             2012        $10.654      $11.836            0
                             2013        $11.836      $14.804            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.318      $13.971        1,750
                             2005        $13.971      $15.139        2,355
                             2006        $15.139      $17.566        2,245
                             2007        $17.566      $17.813        2,222
                             2008        $17.813      $10.980        2,206
                             2009        $10.980      $13.564        2,195
                             2010        $13.564      $14.783        2,177
                             2011        $14.783      $14.338        2,102
                             2012        $14.338      $16.054        2,084
                             2013        $16.054      $20.181          600
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.833      $20.576          459
                             2005        $20.576      $25.699          618
                             2006        $25.699      $32.264          829
                             2007        $32.264      $40.721          706
                             2008        $40.721      $18.874          670
                             2009        $18.874      $31.928          563
                             2010        $31.928      $36.796          546
                             2011        $36.796      $30.347          516
                             2012        $30.347      $33.656          546
                             2013        $33.656      $32.682          388

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.565      $15.759         2,964
                             2005        $15.759      $17.017         3,620
                             2006        $17.017      $20.256         3,571
                             2007        $20.256      $22.920         2,486
                             2008        $22.920      $13.393         2,504
                             2009        $13.393      $17.989         2,440
                             2010        $17.989      $19.113         2,509
                             2011        $19.113      $16.741         2,575
                             2012        $16.741      $19.399         2,599
                             2013        $19.399      $23.380         1,552
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.857      $14.458             0
                             2005        $14.458      $13.735             0
                             2006        $13.735      $15.182             0
                             2007        $15.182      $16.515             0
                             2008        $16.515      $17.191             0
                             2009        $17.191      $19.997             0
                             2010        $19.997      $22.431             0
                             2011        $22.431      $21.794             0
                             2012        $21.794      $24.578             0
                             2013        $24.578      $24.481             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.709      $12.254             0
                             2005        $12.254      $12.928         1,064
                             2006        $12.928      $13.004         1,356
                             2007        $13.004      $14.865         1,232
                             2008        $14.865      $ 7.413         1,062
                             2009        $ 7.413      $12.035           812
                             2010        $12.035      $14.104           772
                             2011        $14.104      $12.940           828
                             2012        $12.940      $14.381           810
                             2013        $14.381      $19.705           562
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.276        10,403
                             2005        $11.276      $12.412        10,301
                             2006        $12.412      $14.684        10,068
                             2007        $14.684      $15.519         4,515
                             2008        $15.519      $ 8.930         4,145
                             2009        $ 8.930      $12.184         3,846
                             2010        $12.184      $14.597         3,696
                             2011        $14.597      $14.439         3,621
                             2012        $14.439      $16.601         3,548
                             2013        $16.601      $21.846           453

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.269            0
                             2005        $11.269      $12.387            0
                             2006        $12.387      $14.645            0
                             2007        $14.645      $15.464            0
                             2008        $15.464      $ 8.878            0
                             2009        $ 8.878      $12.109            0
                             2010        $12.109      $14.501            0
                             2011        $14.501      $14.330            0
                             2012        $14.330      $16.442            0
                             2013        $16.442      $21.584            0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.312            0
                             2005        $11.312      $11.544        4,102
                             2006        $11.544      $13.130        5,220
                             2007        $13.130      $12.568        1,065
                             2008        $12.568      $ 7.907        3,592
                             2009        $ 7.907      $ 9.952        3,454
                             2010        $ 9.952      $11.285        3,384
                             2011        $11.285      $10.827        3,353
                             2012        $10.827      $12.620        3,309
                             2013        $12.620      $16.779            0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.937        2,546
                             2005        $10.937      $11.511        6,195
                             2006        $11.511      $12.702        9,022
                             2007        $12.702      $12.866        9,022
                             2008        $12.866      $ 9.750        9,022
                             2009        $ 9.750      $11.705        9,022
                             2010        $11.705      $12.852        9,022
                             2011        $12.852      $12.433        9,022
                             2012        $12.433      $13.695        9,022
                             2013        $13.695      $16.762        9,022

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.322      $14.901        6,539
                             2005        $14.901      $16.024        7,187
                             2006        $16.024      $18.215        7,388
                             2007        $18.215      $18.301        3,225
                             2008        $18.301      $12.159        3,109
                             2009        $12.159      $14.790        3,138
                             2010        $14.790      $16.264        3,146
                             2011        $16.264      $15.580        2,466
                             2012        $15.580      $17.460        2,443
                             2013        $17.460      $22.891            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.100        1,624
                             2005        $11.100      $12.088        1,530
                             2006        $12.088      $12.432        1,626
                             2007        $12.432      $14.327        1,520
                             2008        $14.327      $ 7.465        1,219
                             2009        $ 7.465      $11.441        1,061
                             2010        $11.441      $14.272          964
                             2011        $14.272      $12.679          769
                             2012        $12.679      $13.871          757
                             2013        $13.871      $18.572          296
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.352            0
                             2005        $10.352      $10.279        1,338
                             2006        $10.279      $11.015        1,216
                             2007        $11.015      $11.463        1,176
                             2008        $11.463      $ 9.265          839
                             2009        $ 9.265      $12.196          808
                             2010        $12.196      $13.425          812
                             2011        $13.425      $13.735          780
                             2012        $13.735      $15.148          769
                             2013        $15.148      $16.060          685
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.901            0
                             2005        $10.901      $11.427        2,775
                             2006        $11.427      $12.840        2,608
                             2007        $12.840      $13.429        2,449
                             2008        $13.429      $ 9.388        2,109
                             2009        $ 9.388      $11.591        2,015
                             2010        $11.591      $13.523          806
                             2011        $13.523      $12.659          847
                             2012        $12.659      $13.719          849
                             2013        $13.719      $18.255          606

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.885            0
                             2005        $10.885      $11.015          106
                             2006        $11.015      $12.662          106
                             2007        $12.662      $12.835          106
                             2008        $12.835      $ 7.998            0
                             2009        $ 7.998      $ 9.320            0
                             2010        $ 9.320      $10.725            0
                             2011        $10.725      $ 9.873            0
                             2012        $ 9.873      $10.845            0
                             2013        $10.845      $14.446            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.133            0
                             2005        $11.133      $11.417            0
                             2006        $11.417      $12.073            0
                             2007        $12.073      $14.350            0
                             2008        $14.350      $ 8.685            0
                             2009        $ 8.685      $12.390            0
                             2010        $12.390      $14.927            0
                             2011        $14.927      $13.161            0
                             2012        $13.161      $14.717            0
                             2013        $14.717      $19.772            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.116            0
                             2005        $11.116      $11.791        1,085
                             2006        $11.791      $12.971        1,375
                             2007        $12.971      $12.785        1,414
                             2008        $12.785      $ 7.599        1,333
                             2009        $ 7.599      $ 9.430        1,358
                             2010        $ 9.430      $11.593        1,267
                             2011        $11.593      $10.907        1,009
                             2012        $10.907      $12.244        1,017
                             2013        $12.244      $15.639            0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.264      $12.815        1,333
                             2005        $12.815      $13.172        2,625
                             2006        $13.172      $13.902        3,620
                             2007        $13.902      $15.512        3,496
                             2008        $15.512      $ 8.261        3,848
                             2009        $ 8.261      $11.671        3,655
                             2010        $11.671      $12.485        3,709
                             2011        $12.485      $12.069        2,753
                             2012        $12.069      $13.462        2,781
                             2013        $13.462      $17.077        2,092

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.063      $14.057            0
                             2005        $14.057      $14.284            0
                             2006        $14.284      $15.521            0
                             2007        $15.521      $15.740            0
                             2008        $15.740      $ 8.698            0
                             2009        $ 8.698      $10.366            0
                             2010        $10.366      $11.448            0
                             2011        $11.448      $11.264            0
                             2012        $11.264      $12.376            0
                             2013        $12.376      $13.686            0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.100            0
                             2005        $10.100      $10.130            0
                             2006        $10.130      $10.419            0
                             2007        $10.419      $10.628            0
                             2008        $10.628      $ 6.346            0
                             2009        $ 6.346      $ 6.783            0
                             2010        $ 6.783      $ 7.398            0
                             2011        $ 7.398      $ 7.826            0
                             2012        $ 7.826      $ 8.450            0
                             2013        $ 8.450      $ 8.251            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.361      $14.469        2,666
                             2005        $14.469      $15.881        2,557
                             2006        $15.881      $15.986        2,446
                             2007        $15.986      $16.612        2,339
                             2008        $16.612      $ 8.269        2,634
                             2009        $ 8.269      $10.719        2,467
                             2010        $10.719      $13.359        2,401
                             2011        $13.359      $13.203        2,387
                             2012        $13.203      $15.032        2,373
                             2013        $15.032      $19.981            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.200      $16.545        3,814
                             2005        $16.545      $18.497        3,695
                             2006        $18.497      $21.278        6,999
                             2007        $21.278      $22.120        6,687
                             2008        $22.120      $12.936        6,394
                             2009        $12.936      $17.668        6,011
                             2010        $17.668      $20.036        5,822
                             2011        $20.036      $17.963        5,668
                             2012        $17.963      $21.293        5,549
                             2013        $21.293      $26.503          224

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.108      $12.868         9,919
                             2005        $12.868      $12.925         5,875
                             2006        $12.925      $13.585         5,158
                             2007        $13.585      $14.585         4,973
                             2008        $14.585      $12.224         4,632
                             2009        $12.224      $14.186         4,597
                             2010        $14.186      $15.958         4,482
                             2011        $15.958      $15.743         3,989
                             2012        $15.743      $17.458         5,047
                             2013        $17.458      $17.047         2,675
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.927      $13.776         1,748
                             2005        $13.776      $13.773         2,757
                             2006        $13.773      $14.746         2,268
                             2007        $14.746      $14.383         2,333
                             2008        $14.383      $ 3.020         4,935
                             2009        $ 3.020      $ 3.728         5,321
                             2010        $ 3.728      $ 4.182         5,253
                             2011        $ 4.182      $ 3.994         5,350
                             2012        $ 3.994      $ 4.423             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.604      $13.482        22,903
                             2005        $13.482      $13.974        26,841
                             2006        $13.974      $15.718        26,296
                             2007        $15.718      $16.043        16,915
                             2008        $16.043      $ 9.650        16,810
                             2009        $ 9.650      $12.105        16,156
                             2010        $12.105      $13.742        15,099
                             2011        $13.742      $13.427        14,895
                             2012        $13.427      $15.345        14,722
                             2013        $15.345      $19.768         3,278
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.628      $17.087         5,098
                             2005        $17.087      $18.375         6,106
                             2006        $18.375      $20.650         5,762
                             2007        $20.650      $19.955         3,036
                             2008        $19.955      $12.125         3,132
                             2009        $12.125      $16.267         2,991
                             2010        $16.267      $19.619         2,905
                             2011        $19.619      $18.771         2,688
                             2012        $18.771      $21.648         2,598
                             2013        $21.648      $29.836         1,516

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.412        1,470
                             2010        $12.412      $13.699        1,420
                             2011        $13.699      $13.685        1,337
                             2012        $13.685      $16.001        1,254
                             2013        $16.001      $20.767          762
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.054      $12.784        2,536
                             2005        $12.784      $13.031        3,242
                             2006        $13.031      $14.295        3,239
                             2007        $14.295      $14.143        3,147
                             2008        $14.143      $ 8.216        3,106
                             2009        $ 8.216      $10.117        2,977
                             2010        $10.117      $10.989        2,195
                             2011        $10.989      $11.069        2,181
                             2012        $11.069      $12.208        1,902
                             2013        $12.208      $14.130            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.402      $13.263          311
                             2005        $13.263      $13.906        1,973
                             2006        $13.906      $15.383        1,979
                             2007        $15.383      $15.518        1,850
                             2008        $15.518      $10.141        1,366
                             2009        $10.141      $13.438        1,261
                             2010        $13.438      $15.106            0
                             2011        $15.106      $14.744            0
                             2012        $14.744      $16.502            0
                             2013        $16.502      $19.326            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.275      $11.838        1,632
                             2005        $11.838      $13.135        1,593
                             2006        $13.135      $13.234        1,594
                             2007        $13.234      $12.891        1,581
                             2008        $12.891      $10.477        1,191
                             2009        $10.477      $12.939        1,196
                             2010        $12.939      $12.994        1,194
                             2011        $12.994      $12.586        1,190
                             2012        $12.586      $15.082        1,159
                             2013        $15.082      $20.941            0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.023      $16.713            0
                             2005        $16.713      $17.786          114
                             2006        $17.786      $22.146          114
                             2007        $22.146      $26.032          101
                             2008        $26.032      $17.734           98
                             2009        $17.734      $18.660           80
                             2010        $18.660      $18.624           91
                             2011        $18.624      $17.267          100
                             2012        $17.267      $17.775            0
                             2013        $17.775      $19.829            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.472      $14.671           134
                             2005        $14.671      $15.132             0
                             2006        $15.132      $17.192             0
                             2007        $17.192      $15.830             0
                             2008        $15.830      $ 9.511             0
                             2009        $ 9.511      $12.101             0
                             2010        $12.101      $13.565             0
                             2011        $13.565      $12.679             0
                             2012        $12.679      $14.804             0
                             2013        $14.804      $19.686             0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.312      $14.423         1,366
                             2005        $14.423      $14.575         3,878
                             2006        $14.575      $15.789         4,889
                             2007        $15.789      $15.905         1,435
                             2008        $15.905      $11.525         1,202
                             2009        $11.525      $16.964         1,122
                             2010        $16.964      $18.962         1,084
                             2011        $18.962      $18.911         1,083
                             2012        $18.911      $21.501         1,054
                             2013        $21.501      $22.729           886
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.417      $10.662         6,599
                             2005        $10.662      $10.697        10,655
                             2006        $10.697      $10.959        12,320
                             2007        $10.959      $11.301         7,303
                             2008        $11.301      $ 8.426         6,529
                             2009        $ 8.426      $12.111         6,218
                             2010        $12.111      $13.042         6,166
                             2011        $13.042      $13.423         6,741
                             2012        $13.423      $14.568         6,692
                             2013        $14.568      $14.545         3,152
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.350      $15.203           850
                             2005        $15.203      $16.719           922
                             2006        $16.719      $20.930           637
                             2007        $20.930      $22.227           636
                             2008        $22.227      $12.210             0
                             2009        $12.210      $14.914             0
                             2010        $14.914      $16.083             0
                             2011        $16.083      $13.094             0
                             2012        $13.094      $15.646             0
                             2013        $15.646      $19.639             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.960      $14.308             0
                             2005        $14.308      $15.259         1,171
                             2006        $15.259      $17.040         1,628
                             2007        $17.040      $15.836             0
                             2008        $15.836      $ 9.382             0
                             2009        $ 9.382      $12.030             0
                             2010        $12.030      $13.432             0
                             2011        $13.432      $13.171             0
                             2012        $13.171      $15.081             0
                             2013        $15.081      $19.973             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.829      $ 9.697        48,718
                             2005        $ 9.697      $ 9.745        57,753
                             2006        $ 9.745      $ 9.971        51,999
                             2007        $ 9.971      $10.239         7,644
                             2008        $10.239      $10.293         6,298
                             2009        $10.293      $10.109         7,798
                             2010        $10.109      $ 9.912         8,155
                             2011        $ 9.912      $ 9.716         8,071
                             2012        $ 9.716      $ 9.523         8,399
                             2013        $ 9.523      $ 9.335         8,162
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.464      $14.556             0
                             2005        $14.556      $15.694             0
                             2006        $15.694      $16.699             0
                             2007        $16.699      $17.304             0
                             2008        $17.304      $10.388             0
                             2009        $10.388      $13.453             0
                             2010        $13.453      $15.765             0
                             2011        $15.765      $14.666             0
                             2012        $14.666      $16.783             0
                             2013        $16.783      $22.443             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.538      $16.447         1,253
                             2005        $16.447      $17.071         1,537
                             2006        $17.071      $19.412         1,454
                             2007        $19.412      $18.093         1,478
                             2008        $18.093      $ 9.796         1,537
                             2009        $ 9.796      $ 9.219             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.064      $13.772            0
                             2005        $13.772      $14.175            0
                             2006        $14.175      $15.465            0
                             2007        $15.465      $15.241            0
                             2008        $15.241      $ 9.179            0
                             2009        $ 9.179      $11.982            0
                             2010        $11.982      $13.667            0
                             2011        $13.667      $13.162            0
                             2012        $13.162      $15.211            0
                             2013        $15.211      $19.882            0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.529      $15.727            0
                             2005        $15.727      $17.288            0
                             2006        $17.288      $17.868          233
                             2007        $17.868      $18.178          233
                             2008        $18.178      $ 9.701            0
                             2009        $ 9.701      $13.192            0
                             2010        $13.192      $15.032            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.368      $12.732        2,977
                             2005        $12.732      $13.190        2,896
                             2006        $13.190      $13.631        1,975
                             2007        $13.631      $14.095        1,936
                             2008        $14.095      $ 8.699        1,941
                             2009        $ 8.699      $13.973        1,717
                             2010        $13.973      $16.544        1,625
                             2011        $16.544      $13.321        1,684
                             2012        $13.321      $14.912        1,718
                             2013        $14.912      $21.007            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.840      $14.932            0
                             2005        $14.932      $16.411        2,428
                             2006        $16.411      $17.824        2,841
                             2007        $17.824      $18.584        2,003
                             2008        $18.584      $15.486        1,487
                             2009        $15.486      $19.748        1,457
                             2010        $19.748      $21.241        1,184
                             2011        $21.241      $22.252        1,148
                             2012        $22.252      $25.707        1,115
                             2013        $25.707      $22.989        1,137
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.052            0
                             2005        $11.052      $12.131           98
                             2006        $12.131      $14.447          738
                             2007        $14.447      $15.543        2,156
                             2008        $15.543      $10.825        2,048
                             2009        $10.825      $13.746        2,034
                             2010        $13.746      $15.365        2,023
                             2011        $15.365      $16.423        1,382
                             2012        $16.423      $18.605        1,374
                             2013        $18.605      $21.820        1,367

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.734        1,591
                             2005        $10.734      $12.174        1,437
                             2006        $12.174      $12.422        1,478
                             2007        $12.422      $14.840        1,298
                             2008        $14.840      $ 7.390        4,138
                             2009        $ 7.390      $11.992        3,621
                             2010        $11.992      $14.441        3,438
                             2011        $14.441      $13.758        3,468
                             2012        $13.758      $15.422        3,418
                             2013        $15.422      $22.381        1,114
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.709            0
                             2005        $10.709      $12.121            0
                             2006        $12.121      $12.333            0
                             2007        $12.333      $14.705            0
                             2008        $14.705      $ 7.300            0
                             2009        $ 7.300      $11.816            0
                             2010        $11.816      $14.199            0
                             2011        $14.199      $13.494            0
                             2012        $13.494      $15.083            0
                             2013        $15.083      $21.839            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.806            0
                             2007        $ 9.806      $11.783            0
                             2008        $11.783      $ 6.142            0
                             2009        $ 6.142      $ 9.473            0
                             2010        $ 9.473      $12.280            0
                             2011        $12.280      $11.173            0
                             2012        $11.173      $11.880            0
                             2013        $11.880      $16.008            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.556      $15.804            0
                             2005        $15.804      $17.487            0
                             2006        $17.487      $19.168          427
                             2007        $19.168      $19.341          426
                             2008        $19.341      $11.291          198
                             2009        $11.291      $16.228          198
                             2010        $16.228      $20.129          197
                             2011        $20.129      $18.010            0
                             2012        $18.010      $20.247            0
                             2013        $20.247      $33.999            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.475      $19.305        5,675
                             2005        $19.305      $22.091        3,146
                             2006        $22.091      $29.810        3,330
                             2007        $29.810      $24.167        2,979
                             2008        $24.167      $14.671        2,366
                             2009        $14.671      $18.476        2,390
                             2010        $18.476      $23.456        2,198
                             2011        $23.456      $24.292        2,020
                             2012        $24.292      $27.527        1,818
                             2013        $27.527      $27.452        1,058
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.855            0
                             2005        $ 9.855      $ 9.894        1,390
                             2006        $ 9.894      $10.102        1,326
                             2007        $10.102      $10.341        1,303
                             2008        $10.341      $10.317          750
                             2009        $10.317      $10.119            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY
      PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003

                          MORTALITY & EXPENSE = 1.85


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.238        5,704
                             2007        $10.238      $11.764        6,131
                             2008        $11.764      $ 6.604        6,099
                             2009        $ 6.604      $ 8.764          468
                             2010        $ 8.764      $10.038          467
                             2011        $10.038      $ 9.560          467
                             2012        $ 9.560      $10.876          466
                             2013        $10.876      $13.952          465
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.429            0
                             2007        $10.429      $11.076            0
                             2008        $11.076      $ 8.119            0
                             2009        $ 8.119      $ 9.859            0
                             2010        $ 9.859      $10.869            0
                             2011        $10.869      $10.603            0
                             2012        $10.603      $11.589            0
                             2013        $11.589      $12.851            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.459            0
                             2007        $10.459      $11.266            0
                             2008        $11.266      $ 7.416            0
                             2009        $ 7.416      $ 9.338            0
                             2010        $ 9.338      $10.459            0
                             2011        $10.459      $10.119            0
                             2012        $10.119      $11.207            0
                             2013        $11.207      $12.695            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.468           0
                             2007        $10.468      $11.389           0
                             2008        $11.389      $ 6.898           0
                             2009        $ 6.898      $ 8.864           0
                             2010        $ 8.864      $10.063           0
                             2011        $10.063      $ 9.579           0
                             2012        $ 9.579      $10.808           0
                             2013        $10.808      $12.854           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.320           0
                             2007        $10.320      $10.707           0
                             2008        $10.707      $ 9.366           0
                             2009        $ 9.366      $10.518         552
                             2010        $10.518      $11.051         551
                             2011        $11.051      $10.976         550
                             2012        $10.976      $11.424         549
                             2013        $11.424      $11.774         548
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.716           0
                             2007        $ 9.716      $11.640           0
                             2008        $11.640      $ 6.297           0
                             2009        $ 6.297      $ 8.909           0
                             2010        $ 8.909      $10.453           0
                             2011        $10.453      $10.286           0
                             2012        $10.286      $11.907           0
                             2013        $11.907      $15.702           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.791           0
                             2007        $10.791      $11.117           0
                             2008        $11.117      $ 6.843           0
                             2009        $ 6.843      $ 8.467           0
                             2010        $ 8.467      $ 9.516           0
                             2011        $ 9.516      $ 9.488           0
                             2012        $ 9.488      $10.747           0
                             2013        $10.747      $13.888           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.848           0
                             2007        $ 9.848      $11.126           0
                             2008        $11.126      $ 6.582           0
                             2009        $ 6.582      $ 9.011           0
                             2010        $ 9.011      $11.349           0
                             2011        $11.349      $ 9.911           0
                             2012        $ 9.911      $11.123           0
                             2013        $11.123      $14.804           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.355      $14.471         3,007
                             2005        $14.471      $14.675         2,836
                             2006        $14.675      $16.785         2,597
                             2007        $16.785      $15.831         2,499
                             2008        $15.831      $10.058         2,429
                             2009        $10.058      $12.469         2,387
                             2010        $12.469      $14.252         2,346
                             2011        $14.252      $14.298         2,315
                             2012        $14.298      $15.719         2,001
                             2013        $15.719      $19.957         1,355
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.206           388
                             2005        $11.206      $11.154         8,817
                             2006        $11.154      $12.920        15,652
                             2007        $12.920      $13.131        16,738
                             2008        $13.131      $ 9.048         9,278
                             2009        $ 9.048      $12.019         7,439
                             2010        $12.019      $13.266           368
                             2011        $13.266      $13.306         3,084
                             2012        $13.306      $14.683           340
                             2013        $14.683      $16.388           286
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.513             0
                             2005        $10.513      $10.409         2,011
                             2006        $10.409      $11.308         1,820
                             2007        $11.308      $11.766         1,660
                             2008        $11.766      $ 7.546         1,724
                             2009        $ 7.546      $ 9.590         1,450
                             2010        $ 9.590      $10.483         2,459
                             2011        $10.483      $10.115         1,149
                             2012        $10.115      $11.134           962
                             2013        $11.134      $14.030           691
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.522      $17.604         1,281
                             2005        $17.604      $18.758         1,352
                             2006        $18.758      $21.497         1,281
                             2007        $21.497      $20.555         1,231
                             2008        $20.555      $13.487         1,119
                             2009        $13.487      $17.064           744
                             2010        $17.064      $21.434           829
                             2011        $21.434      $20.208           810
                             2012        $20.208      $23.434           791
                             2013        $23.434      $31.275           775

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.501      $16.928            0
                             2005        $16.928      $17.377            0
                             2006        $17.377      $18.503            0
                             2007        $18.503      $20.161            0
                             2008        $20.161      $11.357            0
                             2009        $11.357      $15.973            0
                             2010        $15.973      $19.969            0
                             2011        $19.969      $18.618            0
                             2012        $18.618      $20.216            0
                             2013        $20.216      $27.360            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.221            0
                             2005        $10.221      $10.254            0
                             2006        $10.254      $10.449            0
                             2007        $10.449      $10.911            0
                             2008        $10.911      $11.500          494
                             2009        $11.500      $11.614          953
                             2010        $11.614      $11.978          947
                             2011        $11.978      $12.401          485
                             2012        $12.401      $12.376        5,674
                             2013        $12.376      $11.853        1,103
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.985            0
                             2007        $10.985      $12.034            0
                             2008        $12.034      $ 8.434            0
                             2009        $ 8.434      $10.189            0
                             2010        $10.189      $11.174            0
                             2011        $11.174      $10.623            0
                             2012        $10.623      $11.796            0
                             2013        $11.796      $14.746            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.651      $13.959        1,038
                             2005        $13.959      $15.118        7,115
                             2006        $15.118      $17.533        7,038
                             2007        $17.533      $17.771        6,860
                             2008        $17.771      $10.948        1,144
                             2009        $10.948      $13.518        7,035
                             2010        $13.518      $14.725          503
                             2011        $14.725      $14.275        1,351
                             2012        $14.275      $15.975          488
                             2013        $15.975      $20.072          447
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.828      $20.558        1,162
                             2005        $20.558      $25.664        1,167
                             2006        $25.664      $32.204        1,257
                             2007        $32.204      $40.624        1,139
                             2008        $40.624      $18.820          979
                             2009        $18.820      $31.819          921
                             2010        $31.819      $36.653          730
                             2011        $36.653      $30.213          717
                             2012        $30.213      $33.490          699
                             2013        $33.490      $32.504          457

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.561      $15.746         3,071
                             2005        $15.746      $16.994         8,069
                             2006        $16.994      $20.219        10,854
                             2007        $20.219      $22.865        10,943
                             2008        $22.865      $13.354         5,695
                             2009        $13.354      $17.927         6,697
                             2010        $17.927      $19.038         2,483
                             2011        $19.038      $16.667         1,794
                             2012        $16.667      $19.303         1,740
                             2013        $19.303      $23.253         1,069
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.853      $14.446             0
                             2005        $14.446      $13.716             0
                             2006        $13.716      $15.154             0
                             2007        $15.154      $16.476             0
                             2008        $16.476      $17.142             0
                             2009        $17.142      $19.929             0
                             2010        $19.929      $22.344             0
                             2011        $22.344      $21.698             0
                             2012        $21.698      $24.457             0
                             2013        $24.457      $24.348             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.705      $12.243           743
                             2005        $12.243      $12.911           797
                             2006        $12.911      $12.980         1,788
                             2007        $12.980      $14.830         1,659
                             2008        $14.830      $ 7.392         2,140
                             2009        $ 7.392      $11.994         1,119
                             2010        $11.994      $14.049         1,166
                             2011        $14.049      $12.883         1,227
                             2012        $12.883      $14.311         1,208
                             2013        $14.311      $19.598         1,024
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.272         1,499
                             2005        $11.272      $12.402         1,365
                             2006        $12.402      $14.664         1,231
                             2007        $14.664      $15.490         1,113
                             2008        $15.490      $ 8.909         1,112
                             2009        $ 8.909      $12.149           667
                             2010        $12.149      $14.548           766
                             2011        $14.548      $14.383           709
                             2012        $14.383      $16.527           634
                             2013        $16.527      $21.738           579

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.265            0
                             2005        $11.265      $12.377            0
                             2006        $12.377      $14.626            0
                             2007        $14.626      $15.435            0
                             2008        $15.435      $ 8.857            0
                             2009        $ 8.857      $12.074            0
                             2010        $12.074      $14.451            0
                             2011        $14.451      $14.274            0
                             2012        $14.274      $16.370            0
                             2013        $16.370      $21.477            0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.309          426
                             2005        $11.309      $11.534        1,341
                             2006        $11.534      $13.112        1,212
                             2007        $13.112      $12.544        1,206
                             2008        $12.544      $ 7.889        1,263
                             2009        $ 7.889      $ 9.923        1,139
                             2010        $ 9.923      $11.246          597
                             2011        $11.246      $10.785          539
                             2012        $10.785      $12.564          426
                             2013        $12.564      $16.696          290
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.933            0
                             2005        $10.933      $11.501        5,623
                             2006        $11.501      $12.684        7,410
                             2007        $12.684      $12.842        7,410
                             2008        $12.842      $ 9.726        7,833
                             2009        $ 9.726      $11.671        7,829
                             2010        $11.671      $12.808        7,410
                             2011        $12.808      $12.384        7,129
                             2012        $12.384      $13.634        6,876
                             2013        $13.634      $16.680        6,637

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.317      $14.888        4,051
                             2005        $14.888      $16.003        4,909
                             2006        $16.003      $18.181        4,469
                             2007        $18.181      $18.258        4,316
                             2008        $18.258      $12.124        3,232
                             2009        $12.124      $14.740        3,009
                             2010        $14.740      $16.200        2,269
                             2011        $16.200      $15.511        2,020
                             2012        $15.511      $17.374        1,765
                             2013        $17.374      $22.767        1,501
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.096          115
                             2005        $11.096      $12.078          114
                             2006        $12.078      $12.415          113
                             2007        $12.415      $14.300          112
                             2008        $14.300      $ 7.447          111
                             2009        $ 7.447      $11.408          109
                             2010        $11.408      $14.224          108
                             2011        $14.224      $12.630          107
                             2012        $12.630      $13.810            0
                             2013        $13.810      $18.480            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.351            0
                             2005        $10.351      $10.273        1,019
                             2006        $10.273      $11.003        2,035
                             2007        $11.003      $11.444        1,917
                             2008        $11.444      $ 9.244        1,597
                             2009        $ 9.244      $12.163        1,441
                             2010        $12.163      $13.382        3,024
                             2011        $13.382      $13.685        3,012
                             2012        $13.685      $15.085        1,178
                             2013        $15.085      $15.985        1,139
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.899            0
                             2005        $10.899      $11.420            0
                             2006        $11.420      $12.826          944
                             2007        $12.826      $13.407          908
                             2008        $13.407      $ 9.368          900
                             2009        $ 9.368      $11.560          902
                             2010        $11.560      $13.480          863
                             2011        $13.480      $12.612        3,836
                             2012        $12.612      $13.662          908
                             2013        $13.662      $18.169          740

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.884            0
                             2005        $10.884      $11.008            7
                             2006        $11.008      $12.647        5,262
                             2007        $12.647      $12.814        6,282
                             2008        $12.814      $ 7.980        6,234
                             2009        $ 7.980      $ 9.295            0
                             2010        $ 9.295      $10.691            0
                             2011        $10.691      $ 9.836            0
                             2012        $ 9.836      $10.800            0
                             2013        $10.800      $14.378            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.132            0
                             2005        $11.132      $11.409          394
                             2006        $11.409      $12.060          263
                             2007        $12.060      $14.326          251
                             2008        $14.326      $ 8.666           57
                             2009        $ 8.666      $12.357            0
                             2010        $12.357      $14.880            0
                             2011        $14.880      $13.112            0
                             2012        $13.112      $14.655            0
                             2013        $14.655      $19.679            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.115            0
                             2005        $11.115      $11.784          360
                             2006        $11.784      $12.956          508
                             2007        $12.956      $12.764          512
                             2008        $12.764      $ 7.582           66
                             2009        $ 7.582      $ 9.405            0
                             2010        $ 9.405      $11.556            0
                             2011        $11.556      $10.866            0
                             2012        $10.866      $12.192            0
                             2013        $12.192      $15.565            0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.260      $12.805            0
                             2005        $12.805      $13.154          939
                             2006        $13.154      $13.876          891
                             2007        $13.876      $15.475          821
                             2008        $15.475      $ 8.237        1,153
                             2009        $ 8.237      $11.632          961
                             2010        $11.632      $12.437          749
                             2011        $12.437      $12.016          690
                             2012        $12.016      $13.395          607
                             2013        $13.395      $16.984          497

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.059      $14.045           964
                             2005        $14.045      $14.265           976
                             2006        $14.265      $15.492           641
                             2007        $15.492      $15.703           994
                             2008        $15.703      $ 8.673           953
                             2009        $ 8.673      $10.331           621
                             2010        $10.331      $11.404           267
                             2011        $11.404      $11.214           264
                             2012        $11.214      $12.315            19
                             2013        $12.315      $13.612            18
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.099             0
                             2005        $10.099      $10.124             0
                             2006        $10.124      $10.407             0
                             2007        $10.407      $10.611             0
                             2008        $10.611      $ 6.333             0
                             2009        $ 6.333      $ 6.765             0
                             2010        $ 6.765      $ 7.374         9,688
                             2011        $ 7.374      $ 7.797             0
                             2012        $ 7.797      $ 8.415        15,300
                             2013        $ 8.415      $ 8.212         3,191
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.356      $14.456           340
                             2005        $14.456      $15.860           338
                             2006        $15.860      $15.957           330
                             2007        $15.957      $16.573           339
                             2008        $16.573      $ 8.245           337
                             2009        $ 8.245      $10.682           334
                             2010        $10.682      $13.307             0
                             2011        $13.307      $13.145             0
                             2012        $13.145      $14.958             0
                             2013        $14.958      $19.873             0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.195      $16.531         1,624
                             2005        $16.531      $18.472         1,543
                             2006        $18.472      $21.238         1,478
                             2007        $21.238      $22.068         1,356
                             2008        $22.068      $12.898         1,331
                             2009        $12.898      $17.608         1,279
                             2010        $17.608      $19.958         1,228
                             2011        $19.958      $17.884         1,195
                             2012        $17.884      $21.189         1,071
                             2013        $21.189      $26.359           297

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.104      $12.857        3,448
                             2005        $12.857      $12.907        6,724
                             2006        $12.907      $13.559        7,054
                             2007        $13.559      $14.550        6,521
                             2008        $14.550      $12.189        5,572
                             2009        $12.189      $14.138        6,324
                             2010        $14.138      $15.896        5,677
                             2011        $15.896      $15.673        6,493
                             2012        $15.673      $17.372        8,415
                             2013        $17.372      $16.955        5,624
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.922      $13.764          410
                             2005        $13.764      $13.755          841
                             2006        $13.755      $14.718        1,663
                             2007        $14.718      $14.349        1,653
                             2008        $14.349      $ 3.011        3,547
                             2009        $ 3.011      $ 3.716        3,580
                             2010        $ 3.716      $ 4.165        3,533
                             2011        $ 4.165      $ 3.976        3,590
                             2012        $ 3.976      $ 4.402            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.599      $13.471        2,784
                             2005        $13.471      $13.955        5,052
                             2006        $13.955      $15.688        4,753
                             2007        $15.688      $16.005        4,380
                             2008        $16.005      $ 9.622        4,506
                             2009        $ 9.622      $12.064        4,100
                             2010        $12.064      $13.689        4,674
                             2011        $13.689      $13.368        3,556
                             2012        $13.368      $15.269        3,252
                             2013        $15.269      $19.661        2,032
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.623      $17.072        1,228
                             2005        $17.072      $18.350        1,381
                             2006        $18.350      $20.612        1,855
                             2007        $20.612      $19.908        1,880
                             2008        $19.908      $12.090        1,680
                             2009        $12.090      $16.211        1,560
                             2010        $16.211      $19.542        1,462
                             2011        $19.542      $18.688        1,434
                             2012        $18.688      $21.541        1,353
                             2013        $21.541      $29.674        1,157

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.370        1,810
                             2010        $12.370      $13.646        2,768
                             2011        $13.646      $13.625        4,375
                             2012        $13.625      $15.923        1,442
                             2013        $15.923      $20.654        1,233
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.050      $12.773        3,212
                             2005        $12.773      $13.013        2,519
                             2006        $13.013      $14.268        1,951
                             2007        $14.268      $14.109        2,557
                             2008        $14.109      $ 8.193        1,929
                             2009        $ 8.193      $10.082        1,913
                             2010        $10.082      $10.946        1,132
                             2011        $10.946      $11.020        1,123
                             2012        $11.020      $12.148        1,061
                             2013        $12.148      $14.053        1,054
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.398      $13.252            0
                             2005        $13.252      $13.887            0
                             2006        $13.887      $15.354            0
                             2007        $15.354      $15.481            0
                             2008        $15.481      $10.112            0
                             2009        $10.112      $13.393          305
                             2010        $13.393      $15.047          304
                             2011        $15.047      $14.679          304
                             2012        $14.679      $16.420          303
                             2013        $16.420      $19.221          629
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.271      $11.828          975
                             2005        $11.828      $13.117          947
                             2006        $13.117      $13.209          993
                             2007        $13.209      $12.860          971
                             2008        $12.860      $10.447          818
                             2009        $10.447      $12.895          438
                             2010        $12.895      $12.944          328
                             2011        $12.944      $12.531          315
                             2012        $12.531      $15.008          301
                             2013        $15.008      $20.827          290
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.019      $16.699          259
                             2005        $16.699      $17.762          307
                             2006        $17.762      $22.105          307
                             2007        $22.105      $25.970          307
                             2008        $25.970      $17.683          307
                             2009        $17.683      $18.596          307
                             2010        $18.596      $18.551          307
                             2011        $18.551      $17.191          307
                             2012        $17.191      $17.688          307
                             2013        $17.688      $19.721          306

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.468      $14.659        4,943
                             2005        $14.659      $15.111        4,869
                             2006        $15.111      $17.160        4,661
                             2007        $17.160      $15.793        4,456
                             2008        $15.793      $ 9.483        4,552
                             2009        $ 9.483      $12.060        3,585
                             2010        $12.060      $13.512        3,357
                             2011        $13.512      $12.623        3,151
                             2012        $12.623      $14.731        2,860
                             2013        $14.731      $19.579        2,587
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.308      $14.411        1,971
                             2005        $14.411      $14.555        1,666
                             2006        $14.555      $15.759        1,944
                             2007        $15.759      $15.867        1,357
                             2008        $15.867      $11.492        1,132
                             2009        $11.492      $16.907        1,020
                             2010        $16.907      $18.888        1,281
                             2011        $18.888      $18.828          803
                             2012        $18.828      $21.395          759
                             2013        $21.395      $22.605          741
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.414      $10.653        3,964
                             2005        $10.653      $10.683        6,575
                             2006        $10.683      $10.939        7,026
                             2007        $10.939      $11.274        6,830
                             2008        $11.274      $ 8.402        7,318
                             2009        $ 8.402      $12.070        7,619
                             2010        $12.070      $12.991        9,696
                             2011        $12.991      $13.363        9,413
                             2012        $13.363      $14.496        3,867
                             2013        $14.496      $14.466        3,756
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.345      $15.190            0
                             2005        $15.190      $16.696          631
                             2006        $16.696      $20.891          631
                             2007        $20.891      $22.174          718
                             2008        $22.174      $12.174          532
                             2009        $12.174      $14.864          483
                             2010        $14.864      $16.021          450
                             2011        $16.021      $13.036          431
                             2012        $13.036      $15.569          413
                             2013        $15.569      $19.532          398

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.956      $14.296             0
                             2005        $14.296      $15.238           502
                             2006        $15.238      $17.008           172
                             2007        $17.008      $15.799           497
                             2008        $15.799      $ 9.355           359
                             2009        $ 9.355      $11.989             0
                             2010        $11.989      $13.380             0
                             2011        $13.380      $13.113             0
                             2012        $13.113      $15.007             0
                             2013        $15.007      $19.864             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.826      $ 9.689           345
                             2005        $ 9.689      $ 9.732         3,618
                             2006        $ 9.732      $ 9.953         5,973
                             2007        $ 9.953      $10.215         5,466
                             2008        $10.215      $10.264        23,717
                             2009        $10.264      $10.075        20,459
                             2010        $10.075      $ 9.873        23,235
                             2011        $ 9.873      $ 9.673        20,149
                             2012        $ 9.673      $ 9.477        20,162
                             2013        $ 9.477      $ 9.284        20,004
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.459      $14.543           731
                             2005        $14.543      $15.673           742
                             2006        $15.673      $16.668           738
                             2007        $16.668      $17.263           688
                             2008        $17.263      $10.358           662
                             2009        $10.358      $13.408           629
                             2010        $13.408      $15.703           290
                             2011        $15.703      $14.601           279
                             2012        $14.601      $16.700           252
                             2013        $16.700      $22.321           242
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.533      $16.433         2,094
                             2005        $16.433      $17.048         2,672
                             2006        $17.048      $19.375         2,201
                             2007        $19.375      $18.050         2,460
                             2008        $18.050      $ 9.767         2,689
                             2009        $ 9.767      $ 9.191             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.059      $13.760            0
                             2005        $13.760      $14.156            0
                             2006        $14.156      $15.436            0
                             2007        $15.436      $15.204            0
                             2008        $15.204      $ 9.153            0
                             2009        $ 9.153      $11.942            0
                             2010        $11.942      $13.614            0
                             2011        $13.614      $13.104            0
                             2012        $13.104      $15.136            0
                             2013        $15.136      $19.774            0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.524      $15.713          395
                             2005        $15.713      $17.264          380
                             2006        $17.264      $17.835          389
                             2007        $17.835      $18.134          409
                             2008        $18.134      $ 9.673          475
                             2009        $ 9.673      $13.148           95
                             2010        $13.148      $14.975            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.364      $12.721        1,192
                             2005        $12.721      $13.172        1,795
                             2006        $13.172      $13.605        1,644
                             2007        $13.605      $14.062        1,609
                             2008        $14.062      $ 8.673        1,078
                             2009        $ 8.673      $13.926          822
                             2010        $13.926      $16.479          747
                             2011        $16.479      $13.262          780
                             2012        $13.262      $14.839          751
                             2013        $14.839      $20.893          666
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.835      $14.919            4
                             2005        $14.919      $16.389            6
                             2006        $16.389      $17.790          688
                             2007        $17.790      $18.540          666
                             2008        $18.540      $15.441          549
                             2009        $15.441      $19.681          550
                             2010        $19.681      $21.158          567
                             2011        $21.158      $22.154          533
                             2012        $22.154      $25.580        1,072
                             2013        $25.580      $22.864        1,177
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.047            0
                             2005        $11.047      $12.118            0
                             2006        $12.118      $14.425          379
                             2007        $14.425      $15.511            0
                             2008        $15.511      $10.797            0
                             2009        $10.797      $13.704            0
                             2010        $13.704      $15.310            0
                             2011        $15.310      $16.356            0
                             2012        $16.356      $18.519            0
                             2013        $18.519      $21.709            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.730         115
                             2005        $10.730      $12.164         114
                             2006        $12.164      $12.405         361
                             2007        $12.405      $14.813         112
                             2008        $14.813      $ 7.373         110
                             2009        $ 7.373      $11.957         109
                             2010        $11.957      $14.391         107
                             2011        $14.391      $13.704         106
                             2012        $13.704      $15.354           0
                             2013        $15.354      $22.271           0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.705           0
                             2005        $10.705      $12.111         260
                             2006        $12.111      $12.316         280
                             2007        $12.316      $14.677         334
                             2008        $14.677      $ 7.282         372
                             2009        $ 7.282      $11.781         326
                             2010        $11.781      $14.151         308
                             2011        $14.151      $13.441         307
                             2012        $13.441      $15.017         308
                             2013        $15.017      $21.731         275
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.803           0
                             2007        $ 9.803      $11.773           0
                             2008        $11.773      $ 6.133           0
                             2009        $ 6.133      $ 9.455           0
                             2010        $ 9.455      $12.251           0
                             2011        $12.251      $11.140           0
                             2012        $11.140      $11.839           0
                             2013        $11.839      $15.945           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.552      $15.791           0
                             2005        $15.791      $17.463           0
                             2006        $17.463      $19.132           0
                             2007        $19.132      $19.295           0
                             2008        $19.295      $11.258           0
                             2009        $11.258      $16.173           0
                             2010        $16.173      $20.051           0
                             2011        $20.051      $17.930           0
                             2012        $17.930      $20.147           0
                             2013        $20.147      $33.814           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.470      $19.288          510
                             2005        $19.288      $22.061          776
                             2006        $22.061      $29.754        1,135
                             2007        $29.754      $24.110        1,024
                             2008        $24.110      $14.629        1,115
                             2009        $14.629      $18.414        1,073
                             2010        $18.414      $23.365          998
                             2011        $23.365      $24.185          971
                             2012        $24.185      $27.391          949
                             2013        $27.391      $27.303          959
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.850          121
                             2005        $ 9.850      $ 9.884          124
                             2006        $ 9.884      $10.086        1,332
                             2007        $10.086      $10.320        1,264
                             2008        $10.320      $10.290          862
                             2009        $10.290      $10.089            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
         (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.9


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.235        4,686
                             2007        $10.235      $11.754        5,415
                             2008        $11.754      $ 6.595        4,372
                             2009        $ 6.595      $ 8.747        9,581
                             2010        $ 8.747      $10.014        9,287
                             2011        $10.014      $ 9.532        8,468
                             2012        $ 9.532      $10.839        8,471
                             2013        $10.839      $13.897        8,365
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.426            0
                             2007        $10.426      $11.066            0
                             2008        $11.066      $ 8.108            0
                             2009        $ 8.108      $ 9.840            0
                             2010        $ 9.840      $10.843            0
                             2011        $10.843      $10.572            0
                             2012        $10.572      $11.549            0
                             2013        $11.549      $12.800            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.455            0
                             2007        $10.455      $11.256            0
                             2008        $11.256      $ 7.406            0
                             2009        $ 7.406      $ 9.321        6,682
                             2010        $ 9.321      $10.434        6,058
                             2011        $10.434      $10.089        4,267
                             2012        $10.089      $11.169        3,777
                             2013        $11.169      $12.646        3,342

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.464             0
                             2007        $10.464      $11.380             0
                             2008        $11.380      $ 6.888             0
                             2009        $ 6.888      $ 8.847           457
                             2010        $ 8.847      $10.039             0
                             2011        $10.039      $ 9.552             0
                             2012        $ 9.552      $10.771             0
                             2013        $10.771      $12.804             0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.317             0
                             2007        $10.317      $10.698             0
                             2008        $10.698      $ 9.353             0
                             2009        $ 9.353      $10.498         4,849
                             2010        $10.498      $11.024         4,844
                             2011        $11.024      $10.944         4,839
                             2012        $10.944      $11.386         4,834
                             2013        $11.386      $11.728         4,830
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.713             0
                             2007        $ 9.713      $11.630             0
                             2008        $11.630      $ 6.289         3,219
                             2009        $ 6.289      $ 8.893         3,209
                             2010        $ 8.893      $10.428        12,080
                             2011        $10.428      $10.257         3,195
                             2012        $10.257      $11.867         3,185
                             2013        $11.867      $15.640         3,095
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.787             0
                             2007        $10.787      $11.107         1,445
                             2008        $11.107      $ 6.834         2,045
                             2009        $ 6.834      $ 8.451         2,040
                             2010        $ 8.451      $ 9.493         2,973
                             2011        $ 9.493      $ 9.461         2,966
                             2012        $ 9.461      $10.711         1,554
                             2013        $10.711      $13.833         1,454
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.845             0
                             2007        $ 9.845      $11.116           389
                             2008        $11.116      $ 6.573         4,399
                             2009        $ 6.573      $ 8.994         4,513
                             2010        $ 8.994      $11.322         4,214
                             2011        $11.322      $ 9.883         3,043
                             2012        $ 9.883      $11.085         2,943
                             2013        $11.085      $14.746         2,883

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.358      $14.467        95,303
                             2005        $14.467      $14.663        91,040
                             2006        $14.663      $16.763        78,333
                             2007        $16.763      $15.802        69,205
                             2008        $15.802      $10.034        54,347
                             2009        $10.034      $12.433        52,595
                             2010        $12.433      $14.204        47,689
                             2011        $14.204      $14.243        42,365
                             2012        $14.243      $15.650        43,201
                             2013        $15.650      $19.859        21,665
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.202        50,858
                             2005        $11.202      $11.145        55,058
                             2006        $11.145      $12.903        64,778
                             2007        $12.903      $13.106        63,851
                             2008        $13.106      $ 9.027        36,829
                             2009        $ 9.027      $11.984        36,909
                             2010        $11.984      $13.221        34,743
                             2011        $13.221      $13.254        29,042
                             2012        $13.254      $14.618         9,666
                             2013        $14.618      $16.308         5,733
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.512             0
                             2005        $10.512      $10.402         3,731
                             2006        $10.402      $11.295        46,934
                             2007        $11.295      $11.747       103,836
                             2008        $11.747      $ 7.530        98,885
                             2009        $ 7.530      $ 9.564        99,135
                             2010        $ 9.564      $10.450       100,756
                             2011        $10.450      $10.078        98,853
                             2012        $10.078      $11.087        99,663
                             2013        $11.087      $13.964        93,908
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.525      $17.599        62,228
                             2005        $17.599      $18.743        56,914
                             2006        $18.743      $21.469        53,356
                             2007        $21.469      $20.517        47,148
                             2008        $20.517      $13.455        36,214
                             2009        $13.455      $17.015        33,661
                             2010        $17.015      $21.362        33,028
                             2011        $21.362      $20.129        31,858
                             2012        $20.129      $23.332        30,146
                             2013        $23.332      $31.123        27,221

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.504      $16.922             0
                             2005        $16.922      $17.363             0
                             2006        $17.363      $18.479             0
                             2007        $18.479      $20.124             0
                             2008        $20.124      $11.330             0
                             2009        $11.330      $15.927             0
                             2010        $15.927      $19.902             0
                             2011        $19.902      $18.546             0
                             2012        $18.546      $20.127             0
                             2013        $20.127      $27.226             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.218        10,706
                             2005        $10.218      $10.245        14,164
                             2006        $10.245      $10.435        22,617
                             2007        $10.435      $10.891        15,575
                             2008        $10.891      $11.472        33,373
                             2009        $11.472      $11.580        68,128
                             2010        $11.580      $11.937        63,863
                             2011        $11.937      $12.352        56,418
                             2012        $12.352      $12.322        52,945
                             2013        $12.322      $11.794        40,213
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.981         1,321
                             2007        $10.981      $12.024         2,500
                             2008        $12.024      $ 8.423         3,496
                             2009        $ 8.423      $10.169         3,273
                             2010        $10.169      $11.148         3,356
                             2011        $11.148      $10.592         1,857
                             2012        $10.592      $11.756         1,315
                             2013        $11.756      $14.689         1,265
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.654      $13.955        75,456
                             2005        $13.955      $15.106        90,215
                             2006        $15.106      $17.510        84,003
                             2007        $17.510      $17.738        70,887
                             2008        $17.738      $10.922        55,530
                             2009        $10.922      $13.480        49,948
                             2010        $13.480      $14.676        48,404
                             2011        $14.676      $14.220        39,119
                             2012        $14.220      $15.905        30,013
                             2013        $15.905      $19.974        28,394
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.831      $20.552         5,810
                             2005        $20.552      $25.643        11,213
                             2006        $25.643      $32.162        12,368
                             2007        $32.162      $40.550         8,488
                             2008        $40.550      $18.776         9,752
                             2009        $18.776      $31.729         9,125
                             2010        $31.729      $36.530        10,747
                             2011        $36.530      $30.096         9,066
                             2012        $30.096      $33.344         7,420
                             2013        $33.344      $32.346         7,287

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.564      $15.741        32,421
                             2005        $15.741      $16.980        34,383
                             2006        $16.980      $20.192        56,511
                             2007        $20.192      $22.823        81,818
                             2008        $22.823      $13.323        80,599
                             2009        $13.323      $17.876        77,610
                             2010        $17.876      $18.974        80,924
                             2011        $18.974      $16.603        84,806
                             2012        $16.603      $19.219        78,746
                             2013        $19.219      $23.140        77,238
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.855      $14.442             0
                             2005        $14.442      $13.705             0
                             2006        $13.705      $15.134             0
                             2007        $15.134      $16.446             0
                             2008        $16.446      $17.101             0
                             2009        $17.101      $19.872             0
                             2010        $19.872      $22.268             0
                             2011        $22.268      $21.614             0
                             2012        $21.614      $24.350             0
                             2013        $24.350      $24.229             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.708      $12.240        18,573
                             2005        $12.240      $12.900        12,212
                             2006        $12.900      $12.963        12,462
                             2007        $12.963      $14.803        11,344
                             2008        $14.803      $ 7.375        10,268
                             2009        $ 7.375      $11.960         8,390
                             2010        $11.960      $14.002         8,031
                             2011        $14.002      $12.834         6,443
                             2012        $12.834      $14.248         6,348
                             2013        $14.248      $19.502         5,548

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.268        49,723
                             2005        $11.268      $12.391        34,935
                             2006        $12.391      $14.644        32,926
                             2007        $14.644      $15.461        30,623
                             2008        $15.461      $ 8.887        26,791
                             2009        $ 8.887      $12.113        25,815
                             2010        $12.113      $14.498        26,224
                             2011        $14.498      $14.327        24,517
                             2012        $14.327      $16.454        21,744
                             2013        $16.454      $21.631        18,420
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.261         2,729
                             2005        $11.261      $12.366         4,917
                             2006        $12.366      $14.606         8,315
                             2007        $14.606      $15.406        19,503
                             2008        $15.406      $ 8.836        21,350
                             2009        $ 8.836      $12.039        21,726
                             2010        $12.039      $14.402        18,927
                             2011        $14.402      $14.218        16,630
                             2012        $14.218      $16.297        14,086
                             2013        $16.297      $21.372        12,766
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.305         5,066
                             2005        $11.305      $11.524        10,285
                             2006        $11.524      $13.094        20,843
                             2007        $13.094      $12.521        20,517
                             2008        $12.521      $ 7.870        17,518
                             2009        $ 7.870      $ 9.894        18,039
                             2010        $ 9.894      $11.208        13,136
                             2011        $11.208      $10.743        13,860
                             2012        $10.743      $12.509        13,459
                             2013        $12.509      $16.614        10,987
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.929           231
                             2005        $10.929      $11.492         1,932
                             2006        $11.492      $12.667         1,908
                             2007        $12.667      $12.818         1,727
                             2008        $12.818      $ 9.703         6,314
                             2009        $ 9.703      $11.637         2,701
                             2010        $11.637      $12.765         2,763
                             2011        $12.765      $12.336         2,000
                             2012        $12.336      $13.574         1,357
                             2013        $13.574      $16.598         1,330

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.320      $14.883        50,428
                             2005        $14.883      $15.990        56,210
                             2006        $15.990      $18.157        57,945
                             2007        $18.157      $18.224        49,111
                             2008        $18.224      $12.096        34,405
                             2009        $12.096      $14.698        37,287
                             2010        $14.698      $16.146        33,063
                             2011        $16.146      $15.451        30,010
                             2012        $15.451      $17.298        29,253
                             2013        $17.298      $22.656        26,316
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.092         8,818
                             2005        $11.092      $12.068        10,898
                             2006        $12.068      $12.398        10,783
                             2007        $12.398      $14.274         8,124
                             2008        $14.274      $ 7.430         4,303
                             2009        $ 7.430      $11.375         3,233
                             2010        $11.375      $14.175         3,188
                             2011        $14.175      $12.581         3,050
                             2012        $12.581      $13.749         3,007
                             2013        $13.749      $18.389         2,979
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.349         1,186
                             2005        $10.349      $10.266         4,126
                             2006        $10.266      $10.990        18,667
                             2007        $10.990      $11.425        18,237
                             2008        $11.425      $ 9.224        19,929
                             2009        $ 9.224      $12.131        20,550
                             2010        $12.131      $13.340        17,766
                             2011        $13.340      $13.634        14,366
                             2012        $13.634      $15.021        14,086
                             2013        $15.021      $15.910        14,224
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.898           552
                             2005        $10.898      $11.413         3,147
                             2006        $11.413      $12.811         5,493
                             2007        $12.811      $13.385         5,511
                             2008        $13.385      $ 9.348         5,660
                             2009        $ 9.348      $11.529         5,533
                             2010        $11.529      $13.437         5,000
                             2011        $13.437      $12.566         4,195
                             2012        $12.566      $13.604         3,485
                             2013        $13.604      $18.083         3,004

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.882        24,663
                             2005        $10.882      $11.001        35,649
                             2006        $11.001      $12.633        49,229
                             2007        $12.633      $12.793        29,382
                             2008        $12.793      $ 7.963        26,389
                             2009        $ 7.963      $ 9.270        25,320
                             2010        $ 9.270      $10.657        23,690
                             2011        $10.657      $ 9.800        22,074
                             2012        $ 9.800      $10.754        19,533
                             2013        $10.754      $14.310        17,349
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.130             0
                             2005        $11.130      $11.402        14,928
                             2006        $11.402      $12.046        20,956
                             2007        $12.046      $14.302        39,400
                             2008        $14.302      $ 8.648        39,421
                             2009        $ 8.648      $12.324        34,610
                             2010        $12.324      $14.832        32,504
                             2011        $14.832      $13.064        30,355
                             2012        $13.064      $14.594        30,418
                             2013        $14.594      $19.587        27,598
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.113         3,558
                             2005        $11.113      $11.776        11,896
                             2006        $11.776      $12.941        32,704
                             2007        $12.941      $12.743        32,417
                             2008        $12.743      $ 7.566        30,563
                             2009        $ 7.566      $ 9.379        29,334
                             2010        $ 9.379      $11.519        30,685
                             2011        $11.519      $10.826        29,414
                             2012        $10.826      $12.141        29,563
                             2013        $12.141      $15.492        26,344
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.256      $12.794        90,120
                             2005        $12.794      $13.136        86,636
                             2006        $13.136      $13.850        67,093
                             2007        $13.850      $15.439        69,125
                             2008        $15.439      $ 8.213        46,053
                             2009        $ 8.213      $11.592        39,579
                             2010        $11.592      $12.388        38,371
                             2011        $12.388      $11.963        32,004
                             2012        $11.963      $13.329        29,390
                             2013        $13.329      $16.892        23,893

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.061      $14.041        85,880
                             2005        $14.041      $14.253        60,876
                             2006        $14.253      $15.471        53,378
                             2007        $15.471      $15.674        50,172
                             2008        $15.674      $ 8.653        40,856
                             2009        $ 8.653      $10.302        33,290
                             2010        $10.302      $11.365        30,757
                             2011        $11.365      $11.171        23,784
                             2012        $11.171      $12.261        19,523
                             2013        $12.261      $13.545        17,609
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.097           518
                             2005        $10.097      $10.118         4,119
                             2006        $10.118      $10.395        33,386
                             2007        $10.395      $10.593       110,474
                             2008        $10.593      $ 6.319       111,023
                             2009        $ 6.319      $ 6.747       128,535
                             2010        $ 6.747      $ 7.351       129,822
                             2011        $ 7.351      $ 7.768       114,865
                             2012        $ 7.768      $ 8.379       118,103
                             2013        $ 8.379      $ 8.173       140,731
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.359      $14.452        12,491
                             2005        $14.452      $15.847        23,996
                             2006        $15.847      $15.936        23,537
                             2007        $15.936      $16.543        11,200
                             2008        $16.543      $ 8.226         7,677
                             2009        $ 8.226      $10.652         6,455
                             2010        $10.652      $13.262         6,482
                             2011        $13.262      $13.094         6,447
                             2012        $13.094      $14.892         6,263
                             2013        $14.892      $19.776         5,867
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.198      $16.526        22,787
                             2005        $16.526      $18.457        31,781
                             2006        $18.457      $21.210        34,943
                             2007        $21.210      $22.027        40,275
                             2008        $22.027      $12.868        17,087
                             2009        $12.868      $17.558        15,043
                             2010        $17.558      $19.891        12,607
                             2011        $19.891      $17.815        10,387
                             2012        $17.815      $21.096         8,856
                             2013        $21.096      $26.230         8,510

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.106      $12.853        73,571
                             2005        $12.853      $12.897        74,235
                             2006        $12.897      $13.542        82,853
                             2007        $13.542      $14.523        71,277
                             2008        $14.523      $12.160        83,042
                             2009        $12.160      $14.098        86,693
                             2010        $14.098      $15.842        82,412
                             2011        $15.842      $15.613        75,527
                             2012        $15.613      $17.296        57,119
                             2013        $17.296      $16.872        56,701
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.925      $13.760        41,797
                             2005        $13.760      $13.743        44,125
                             2006        $13.743      $14.699        31,099
                             2007        $14.699      $14.322        27,634
                             2008        $14.322      $ 3.004        39,509
                             2009        $ 3.004      $ 3.705        36,778
                             2010        $ 3.705      $ 4.151        33,703
                             2011        $ 4.151      $ 3.961        27,249
                             2012        $ 3.961      $ 4.383             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.602      $13.467        71,466
                             2005        $13.467      $13.943        77,539
                             2006        $13.943      $15.668       110,976
                             2007        $15.668      $15.975       105,045
                             2008        $15.975      $ 9.599       127,228
                             2009        $ 9.599      $12.030       124,272
                             2010        $12.030      $13.643        90,691
                             2011        $13.643      $13.316        81,176
                             2012        $13.316      $15.203        78,041
                             2013        $15.203      $19.565        73,287
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.626      $17.067        30,343
                             2005        $17.067      $18.335        41,169
                             2006        $18.335      $20.585        41,264
                             2007        $20.585      $19.872        31,166
                             2008        $19.872      $12.062        23,953
                             2009        $12.062      $16.165        22,454
                             2010        $16.165      $19.477        20,769
                             2011        $19.477      $18.616        17,835
                             2012        $18.616      $21.447        16,562
                             2013        $21.447      $29.529        14,119

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.335        67,809
                             2010        $12.335      $13.600        62,963
                             2011        $13.600      $13.572        57,710
                             2012        $13.572      $15.853        52,888
                             2013        $15.853      $20.553        46,312
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.052      $12.769        62,240
                             2005        $12.769      $13.003        82,236
                             2006        $13.003      $14.250        72,235
                             2007        $14.250      $14.083        75,981
                             2008        $14.083      $ 8.173        46,240
                             2009        $ 8.173      $10.053        44,207
                             2010        $10.053      $10.909        42,719
                             2011        $10.909      $10.977        42,244
                             2012        $10.977      $12.095        40,303
                             2013        $12.095      $13.985        20,974
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.401      $13.248        10,899
                             2005        $13.248      $13.876        10,676
                             2006        $13.876      $15.334        17,466
                             2007        $15.334      $15.453        13,362
                             2008        $15.453      $10.088        15,816
                             2009        $10.088      $13.355        18,285
                             2010        $13.355      $14.996        15,688
                             2011        $14.996      $14.622        15,498
                             2012        $14.622      $16.349        10,239
                             2013        $16.349      $19.127         8,863
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.274      $11.825        27,412
                             2005        $11.825      $13.106        23,929
                             2006        $13.106      $13.191        23,711
                             2007        $13.191      $12.837        22,060
                             2008        $12.837      $10.422        16,755
                             2009        $10.422      $12.858        15,396
                             2010        $12.858      $12.900        13,580
                             2011        $12.900      $12.482        11,781
                             2012        $12.482      $14.942         7,211
                             2013        $14.942      $20.726         6,620
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.021      $16.694        43,573
                             2005        $16.694      $17.748        41,896
                             2006        $17.748      $22.076        38,563
                             2007        $22.076      $25.922        33,366
                             2008        $25.922      $17.641        27,535
                             2009        $17.641      $18.543        28,414
                             2010        $18.543      $18.489        27,796
                             2011        $18.489      $17.124        27,084
                             2012        $17.124      $17.611        21,856
                             2013        $17.611      $19.625        16,376

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.470      $14.654       117,185
                             2005        $14.654      $15.099       122,430
                             2006        $15.099      $17.137        95,902
                             2007        $17.137      $15.764       117,302
                             2008        $15.764      $ 9.461        97,105
                             2009        $ 9.461      $12.025        93,431
                             2010        $12.025      $13.467        98,473
                             2011        $13.467      $12.574        87,487
                             2012        $12.574      $14.666        81,480
                             2013        $14.666      $19.483        76,552
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.311      $14.407        36,370
                             2005        $14.407      $14.543        38,032
                             2006        $14.543      $15.739        40,992
                             2007        $15.739      $15.838        26,389
                             2008        $15.838      $11.465        18,777
                             2009        $11.465      $16.859        15,402
                             2010        $16.859      $18.824        14,683
                             2011        $18.824      $18.755        11,822
                             2012        $18.755      $21.302        10,172
                             2013        $21.302      $22.495         9,393
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.416      $10.650        73,431
                             2005        $10.650      $10.674        68,457
                             2006        $10.674      $10.924        85,428
                             2007        $10.924      $11.253        78,551
                             2008        $11.253      $ 8.382        68,948
                             2009        $ 8.382      $12.036        61,936
                             2010        $12.036      $12.948        60,074
                             2011        $12.948      $13.312        49,339
                             2012        $13.312      $14.433        48,775
                             2013        $14.433      $14.396        37,347
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.348      $15.185        41,178
                             2005        $15.185      $16.683        53,166
                             2006        $16.683      $20.863        62,067
                             2007        $20.863      $22.134        77,884
                             2008        $22.134      $12.146        80,236
                             2009        $12.146      $14.821        79,768
                             2010        $14.821      $15.967        53,855
                             2011        $15.967      $12.986        57,256
                             2012        $12.986      $15.500        53,895
                             2013        $15.500      $19.437        50,266

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.958      $14.291        10,125
                             2005        $14.291      $15.226        18,511
                             2006        $15.226      $16.986        37,660
                             2007        $16.986      $15.770        12,262
                             2008        $15.770      $ 9.333        34,889
                             2009        $ 9.333      $11.955        34,948
                             2010        $11.955      $13.335        45,011
                             2011        $13.335      $13.062        45,098
                             2012        $13.062      $14.941        43,517
                             2013        $14.941      $19.767        42,459
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.828      $ 9.686        32,020
                             2005        $ 9.686      $ 9.724        29,273
                             2006        $ 9.724      $ 9.939        71,237
                             2007        $ 9.939      $10.196       107,945
                             2008        $10.196      $10.239       174,146
                             2009        $10.239      $10.046       159,281
                             2010        $10.046      $ 9.840       147,158
                             2011        $ 9.840      $ 9.636       119,027
                             2012        $ 9.636      $ 9.435       120,235
                             2013        $ 9.435      $ 9.239       128,550
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.461      $14.539        34,837
                             2005        $14.539      $15.660        32,645
                             2006        $15.660      $16.646        31,692
                             2007        $16.646      $17.231        25,116
                             2008        $17.231      $10.334        20,043
                             2009        $10.334      $13.369        18,769
                             2010        $13.369      $15.650        24,130
                             2011        $15.650      $14.545        21,845
                             2012        $14.545      $16.627        21,288
                             2013        $16.627      $22.212        18,978
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.536      $16.428        60,124
                             2005        $16.428      $17.034        74,694
                             2006        $17.034      $19.350        90,486
                             2007        $19.350      $18.017        77,109
                             2008        $18.017      $ 9.745        71,637
                             2009        $ 9.745      $ 9.169             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.062      $13.756        28,215
                             2005        $13.756      $14.144        27,190
                             2006        $14.144      $15.416        25,462
                             2007        $15.416      $15.177        22,359
                             2008        $15.177      $ 9.131        18,059
                             2009        $ 9.131      $11.908        16,096
                             2010        $11.908      $13.568        14,196
                             2011        $13.568      $13.053        12,913
                             2012        $13.053      $15.070        12,379
                             2013        $15.070      $19.677        10,689
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.530      $15.709        15,110
                             2005        $15.709      $17.250        14,629
                             2006        $17.250      $17.811        14,319
                             2007        $17.811      $18.101        13,455
                             2008        $18.101      $ 9.651         8,652
                             2009        $ 9.651      $13.110         8,425
                             2010        $13.110      $14.927             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.366      $12.717        54,638
                             2005        $12.717      $13.161        52,536
                             2006        $13.161      $13.587        53,338
                             2007        $13.587      $14.036        47,041
                             2008        $14.036      $ 8.653        28,268
                             2009        $ 8.653      $13.886        24,887
                             2010        $13.886      $16.424        52,584
                             2011        $16.424      $13.211        51,750
                             2012        $13.211      $14.774        50,270
                             2013        $14.774      $20.791        47,631
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.838      $14.914         4,903
                             2005        $14.914      $16.376         7,796
                             2006        $16.376      $17.767         4,839
                             2007        $17.767      $18.506         4,924
                             2008        $18.506      $15.405         4,105
                             2009        $15.405      $19.625         3,655
                             2010        $19.625      $21.087         3,860
                             2011        $21.087      $22.068         2,780
                             2012        $22.068      $25.469         1,653
                             2013        $25.469      $22.753         1,877
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.041         2,287
                             2005        $11.041      $12.106        22,147
                             2006        $12.106      $14.403        20,763
                             2007        $14.403      $15.480         8,764
                             2008        $15.480      $10.770        12,361
                             2009        $10.770      $13.662        12,264
                             2010        $13.662      $15.256         9,528
                             2011        $15.256      $16.289         9,417
                             2012        $16.289      $18.435         9,305
                             2013        $18.435      $21.598         9,248

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.727        24,769
                             2005        $10.727      $12.153        22,591
                             2006        $12.153      $12.388        22,629
                             2007        $12.388      $14.785        18,517
                             2008        $14.785      $ 7.355        12,990
                             2009        $ 7.355      $11.923         9,565
                             2010        $11.923      $14.343         8,516
                             2011        $14.343      $13.650         7,338
                             2012        $13.650      $15.286         6,985
                             2013        $15.286      $22.162         4,561
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.701         3,178
                             2005        $10.701      $12.100         1,781
                             2006        $12.100      $12.300         1,763
                             2007        $12.300      $14.650         1,492
                             2008        $14.650      $ 7.265         1,903
                             2009        $ 7.265      $11.747         1,454
                             2010        $11.747      $14.103         1,267
                             2011        $14.103      $13.389         1,246
                             2012        $13.389      $14.950         1,156
                             2013        $14.950      $21.624           855
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.799        13,101
                             2007        $ 9.799      $11.763        46,353
                             2008        $11.763      $ 6.125        58,794
                             2009        $ 6.125      $ 9.437        49,821
                             2010        $ 9.437      $12.222        42,832
                             2011        $12.222      $11.108        41,968
                             2012        $11.108      $11.799        42,646
                             2013        $11.799      $15.883        38,062
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.547      $15.778         4,677
                             2005        $15.778      $17.439         7,662
                             2006        $17.439      $19.097         6,778
                             2007        $19.097      $19.249         6,689
                             2008        $19.249      $11.225         6,302
                             2009        $11.225      $16.118         6,116
                             2010        $16.118      $19.972         4,919
                             2011        $19.972      $17.851         2,967
                             2012        $17.851      $20.048         2,906
                             2013        $20.048      $33.631         2,751

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.473      $19.283        19,305
                             2005        $19.283      $22.044        14,545
                             2006        $22.044      $29.715        16,044
                             2007        $29.715      $24.066        13,684
                             2008        $24.066      $14.595        16,426
                             2009        $14.595      $18.361        13,513
                             2010        $18.361      $23.286        14,408
                             2011        $23.286      $24.092         9,820
                             2012        $24.092      $27.272         9,428
                             2013        $27.272      $27.169         8,253
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.845         6,228
                             2005        $ 9.845      $ 9.874        10,881
                             2006        $ 9.874      $10.071        11,508
                             2007        $10.071      $10.299        11,265
                             2008        $10.299      $10.264        62,332
                             2009        $10.264      $10.058             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
  PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION,
  BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.95


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.231            0
                             2007        $10.231      $11.743            0
                             2008        $11.743      $ 6.586            0
                             2009        $ 6.586      $ 8.731          288
                             2010        $ 8.731      $ 9.990        4,812
                             2011        $ 9.990      $ 9.505        4,227
                             2012        $ 9.505      $10.802        3,682
                             2013        $10.802      $13.843        3,391
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.422            0
                             2007        $10.422      $11.057            0
                             2008        $11.057      $ 8.097            0
                             2009        $ 8.097      $ 9.822            0
                             2010        $ 9.822      $10.818            0
                             2011        $10.818      $10.541            0
                             2012        $10.541      $11.510            0
                             2013        $11.510      $12.750            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.452            0
                             2007        $10.452      $11.246            0
                             2008        $11.246      $ 7.396            0
                             2009        $ 7.396      $ 9.303            0
                             2010        $ 9.303      $10.409            0
                             2011        $10.409      $10.060            0
                             2012        $10.060      $11.131            0
                             2013        $11.131      $12.596            0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.461            0
                             2007        $10.461      $11.370            0
                             2008        $11.370      $ 6.879            0
                             2009        $ 6.879      $ 8.831            0
                             2010        $ 8.831      $10.015            0
                             2011        $10.015      $ 9.524            0
                             2012        $ 9.524      $10.735            0
                             2013        $10.735      $12.754            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.313           0
                             2007        $10.313      $10.688           0
                             2008        $10.688      $ 9.340           0
                             2009        $ 9.340      $10.478           0
                             2010        $10.478      $10.998           0
                             2011        $10.998      $10.913           0
                             2012        $10.913      $11.347           0
                             2013        $11.347      $11.682           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.710           0
                             2007        $ 9.710      $11.620           0
                             2008        $11.620      $ 6.280           0
                             2009        $ 6.280      $ 8.876           0
                             2010        $ 8.876      $10.403           0
                             2011        $10.403      $10.227         833
                             2012        $10.227      $11.826         801
                             2013        $11.826      $15.579         713
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.783           0
                             2007        $10.783      $11.098           0
                             2008        $11.098      $ 6.825           0
                             2009        $ 6.825      $ 8.435           0
                             2010        $ 8.435      $ 9.470           0
                             2011        $ 9.470      $ 9.434           0
                             2012        $ 9.434      $10.674           0
                             2013        $10.674      $13.779           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.841         291
                             2007        $ 9.841      $11.107         254
                             2008        $11.107      $ 6.564         250
                             2009        $ 6.564      $ 8.977           0
                             2010        $ 8.977      $11.295           0
                             2011        $11.295      $ 9.854           0
                             2012        $ 9.854      $11.047           0
                             2013        $11.047      $14.688           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.335      $14.434        14,410
                             2005        $14.434      $14.623        11,311
                             2006        $14.623      $16.709        12,285
                             2007        $16.709      $15.743        11,974
                             2008        $15.743      $ 9.991        11,943
                             2009        $ 9.991      $12.374         9,622
                             2010        $12.374      $14.129         9,552
                             2011        $14.129      $14.160         9,444
                             2012        $14.160      $15.551           855
                             2013        $15.551      $19.724           771
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.198             0
                             2005        $11.198      $11.135             0
                             2006        $11.135      $12.885           695
                             2007        $12.885      $13.082           691
                             2008        $13.082      $ 9.005             0
                             2009        $ 9.005      $11.949             0
                             2010        $11.949      $13.176             0
                             2011        $13.176      $13.202             0
                             2012        $13.202      $14.553             0
                             2013        $14.553      $16.227            40
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.811             0
                             2005        $10.511      $10.395         2,282
                             2006        $10.395      $11.282         2,828
                             2007        $11.282      $11.727         2,797
                             2008        $11.727      $ 7.513         2,292
                             2009        $ 7.513      $ 9.539         3,010
                             2010        $ 9.539      $10.417         2,792
                             2011        $10.417      $10.041         2,777
                             2012        $10.041      $11.041         2,812
                             2013        $11.041      $13.898         2,711
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.500      $17.560         4,620
                             2005        $17.560      $18.691         5,015
                             2006        $18.691      $21.399         5,025
                             2007        $21.399      $20.440         5,061
                             2008        $20.440      $13.398         4,989
                             2009        $13.398      $16.934         4,444
                             2010        $16.934      $21.249         3,966
                             2011        $21.249      $20.013         3,537
                             2012        $20.013      $23.185         1,102
                             2013        $23.185      $30.911           783

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.478      $16.885        1,549
                             2005        $16.885      $17.315        1,487
                             2006        $17.315      $18.419        1,485
                             2007        $18.419      $20.049        1,467
                             2008        $20.049      $11.282        1,477
                             2009        $11.282      $15.851        1,407
                             2010        $15.851      $19.797        1,390
                             2011        $19.797      $18.438        1,374
                             2012        $18.438      $20.001          141
                             2013        $20.001      $27.041           45
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.214          111
                             2005        $10.214      $10.237          114
                             2006        $10.237      $10.421          123
                             2007        $10.421      $10.870          118
                             2008        $10.870      $11.445           87
                             2009        $11.445      $11.547          104
                             2010        $11.547      $11.897          111
                             2011        $11.897      $12.304          681
                             2012        $12.304      $12.267          743
                             2013        $12.267      $11.736          830
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.977            0
                             2007        $10.977      $12.014            0
                             2008        $12.014      $ 8.411            0
                             2009        $ 8.411      $10.150            0
                             2010        $10.150      $11.121            0
                             2011        $11.121      $10.562          851
                             2012        $10.562      $11.716          809
                             2013        $11.716      $14.631          734
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.632      $13.923        8,147
                             2005        $13.923      $15.065        9,805
                             2006        $15.065      $17.453        9,466
                             2007        $17.453      $17.672        8,843
                             2008        $17.672      $10.876        8,578
                             2009        $10.876      $13.415        8,435
                             2010        $13.415      $14.598        7,999
                             2011        $14.598      $14.137        7,615
                             2012        $14.137      $15.805        6,760
                             2013        $15.805      $19.838        2,239

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.802      $20.506        3,708
                             2005        $20.506      $25.573        1,394
                             2006        $25.573      $32.057        1,485
                             2007        $32.057      $40.397        1,272
                             2008        $40.397      $18.696        1,448
                             2009        $18.696      $31.577        1,081
                             2010        $31.577      $36.337        2,256
                             2011        $36.337      $29.922        2,067
                             2012        $29.922      $33.134        1,703
                             2013        $33.134      $32.125        1,683
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.540      $15.706        3,859
                             2005        $15.706      $16.934        5,256
                             2006        $16.934      $20.126        5,669
                             2007        $20.126      $22.738        4,712
                             2008        $22.738      $13.266        4,550
                             2009        $13.266      $17.791        2,546
                             2010        $17.791      $18.874        3,708
                             2011        $18.874      $16.506        3,470
                             2012        $16.506      $19.098        3,561
                             2013        $19.098      $22.982        3,265
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.833      $14.409            0
                             2005        $14.409      $13.668            0
                             2006        $13.668      $15.084            0
                             2007        $15.084      $16.384            0
                             2008        $16.384      $17.028            0
                             2009        $17.028      $19.777            0
                             2010        $19.777      $22.151            0
                             2011        $22.151      $21.489            0
                             2012        $21.489      $24.196            0
                             2013        $24.196      $24.064            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.687      $12.212        3,987
                             2005        $12.212      $12.865        3,028
                             2006        $12.865      $12.921        3,553
                             2007        $12.921      $14.747        3,309
                             2008        $14.747      $ 7.343        3,563
                             2009        $ 7.343      $11.903        3,153
                             2010        $11.903      $13.928          831
                             2011        $13.928      $12.759          892
                             2012        $12.759      $14.158          874
                             2013        $14.158      $19.369          694

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.264            0
                             2005        $11.264      $12.381            0
                             2006        $12.381      $14.624            0
                             2007        $14.624      $15.432            0
                             2008        $15.432      $ 8.866            0
                             2009        $ 8.866      $12.078            0
                             2010        $12.078      $14.449            0
                             2011        $14.449      $14.271            0
                             2012        $14.271      $16.382            0
                             2013        $16.382      $21.525            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.258            0
                             2005        $11.258      $12.356            0
                             2006        $12.356      $14.586          104
                             2007        $14.586      $15.377          106
                             2008        $15.377      $ 8.815            0
                             2009        $ 8.815      $12.004            0
                             2010        $12.004      $14.353            0
                             2011        $14.353      $14.163            0
                             2012        $14.163      $16.225            0
                             2013        $16.225      $21.266            0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.301          100
                             2005        $11.301      $11.514          789
                             2006        $11.514      $13.077        2,339
                             2007        $13.077      $12.497        2,185
                             2008        $12.497      $ 7.851          861
                             2009        $ 7.851      $ 9.866        1,334
                             2010        $ 9.866      $11.170        1,187
                             2011        $11.170      $10.701        1,193
                             2012        $10.701      $12.453        1,141
                             2013        $12.453      $16.532        1,019
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.926            0
                             2005        $10.926      $11.482            0
                             2006        $11.482      $12.650            0
                             2007        $12.650      $12.794            0
                             2008        $12.794      $ 9.680            0
                             2009        $ 9.680      $11.603            0
                             2010        $11.603      $12.721            0
                             2011        $12.721      $12.288            0
                             2012        $12.288      $13.514            0
                             2013        $13.514      $16.516            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.297      $14.850        16,012
                             2005        $14.850      $15.946        21,023
                             2006        $15.946      $18.098        20,848
                             2007        $18.098      $18.156        20,757
                             2008        $18.156      $12.044        19,341
                             2009        $12.044      $14.628        15,860
                             2010        $14.628      $16.060        14,857
                             2011        $16.060      $15.362        13,468
                             2012        $15.362      $17.189        12,318
                             2013        $17.189      $22.502         3,817
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.088         4,347
                             2005        $11.088      $12.058         4,196
                             2006        $12.058      $12.381         4,217
                             2007        $12.381      $14.247         3,507
                             2008        $14.247      $ 7.412         3,619
                             2009        $ 7.412      $11.342         2,776
                             2010        $11.342      $14.127           789
                             2011        $14.127      $12.531           711
                             2012        $12.531      $13.688           709
                             2013        $13.688      $18.299           709
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.348           219
                             2005        $10.348      $10.260         2,081
                             2006        $10.260      $10.977         2,126
                             2007        $10.977      $11.406         2,065
                             2008        $11.406      $ 9.204         1,734
                             2009        $ 9.204      $12.098         2,063
                             2010        $12.098      $13.297         1,948
                             2011        $13.297      $13.584         1,879
                             2012        $13.584      $14.958         1,860
                             2013        $14.958      $15.835         1,986
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.897             0
                             2005        $10.897      $11.405           973
                             2006        $11.405      $12.796           940
                             2007        $12.796      $13.363           905
                             2008        $13.363      $ 9.327           897
                             2009        $ 9.327      $11.499           903
                             2010        $11.499      $13.394           865
                             2011        $13.394      $12.519           910
                             2012        $12.519      $13.547           913
                             2013        $13.547      $17.998           746

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.881             0
                             2005        $10.881      $10.994             0
                             2006        $10.994      $12.619             0
                             2007        $12.619      $12.771             0
                             2008        $12.771      $ 7.946           697
                             2009        $ 7.946      $ 9.245           691
                             2010        $ 9.245      $10.623           685
                             2011        $10.623      $ 9.764           679
                             2012        $ 9.764      $10.709           673
                             2013        $10.709      $14.242           668
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.129             0
                             2005        $11.129      $11.395             0
                             2006        $11.395      $12.032           251
                             2007        $12.032      $14.279           227
                             2008        $14.279      $ 8.629             0
                             2009        $ 8.629      $12.291             0
                             2010        $12.291      $14.785             0
                             2011        $14.785      $13.015             0
                             2012        $13.015      $14.532             0
                             2013        $14.532      $19.494             0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.112           102
                             2005        $11.112      $11.769         1,444
                             2006        $11.769      $12.926         1,452
                             2007        $12.926      $12.722         1,500
                             2008        $12.722      $ 7.550         1,678
                             2009        $ 7.550      $ 9.354         1,789
                             2010        $ 9.354      $11.482         1,630
                             2011        $11.482      $10.786         1,646
                             2012        $10.786      $12.090         1,650
                             2013        $12.090      $15.419         1,549
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.252      $12.783         5,931
                             2005        $12.783      $13.118        12,758
                             2006        $13.118      $13.824        13,280
                             2007        $13.824      $15.402        14,035
                             2008        $15.402      $ 8.190        12,959
                             2009        $ 8.190      $11.553        13,303
                             2010        $11.553      $12.339        12,757
                             2011        $12.339      $11.910        12,261
                             2012        $11.910      $13.264        11,833
                             2013        $13.264      $16.800           925

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.039      $14.009           604
                             2005        $14.009      $14.214         1,736
                             2006        $14.214      $15.421         1,129
                             2007        $15.421      $15.615         1,125
                             2008        $15.615      $ 8.616         1,119
                             2009        $ 8.616      $10.253         1,111
                             2010        $10.253      $11.305         1,105
                             2011        $11.305      $11.106         1,100
                             2012        $11.106      $12.184         1,095
                             2013        $12.184      $13.453         1,091
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.096             0
                             2005        $10.096      $10.111             0
                             2006        $10.111      $10.383           656
                             2007        $10.383      $10.575           691
                             2008        $10.575      $ 6.305             0
                             2009        $ 6.305      $ 6.729             0
                             2010        $ 6.729      $ 7.327             0
                             2011        $ 7.327      $ 7.740             0
                             2012        $ 7.740      $ 8.344             0
                             2013        $ 8.344      $ 8.135             0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.338      $14.420           486
                             2005        $14.420      $15.803           459
                             2006        $15.803      $15.884           498
                             2007        $15.884      $16.480           497
                             2008        $16.480      $ 8.190           598
                             2009        $ 8.190      $10.601           178
                             2010        $10.601      $13.192           177
                             2011        $13.192      $13.018           175
                             2012        $13.018      $14.798           174
                             2013        $14.798      $19.641           172
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.174      $16.489         3,487
                             2005        $16.489      $18.406        11,068
                             2006        $18.406      $21.141        10,377
                             2007        $21.141      $21.945        10,166
                             2008        $21.945      $12.813         9,956
                             2009        $12.813      $17.474         8,746
                             2010        $17.474      $19.785         8,428
                             2011        $19.785      $17.712         7,687
                             2012        $17.712      $20.963         7,401
                             2013        $20.963      $26.052           279

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.085      $12.824        13,081
                             2005        $12.824      $12.862        10,753
                             2006        $12.862      $13.498        12,994
                             2007        $13.498      $14.469         9,907
                             2008        $14.469      $12.108        10,600
                             2009        $12.108      $14.030         6,385
                             2010        $14.030      $15.759         3,333
                             2011        $15.759      $15.522         3,326
                             2012        $15.522      $17.187         3,277
                             2013        $17.187      $16.757         3,742
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.903      $13.729           737
                             2005        $13.729      $13.706         1,562
                             2006        $13.706      $14.651         1,566
                             2007        $14.651      $14.268         1,587
                             2008        $14.268      $ 2.992         4,406
                             2009        $ 2.992      $ 3.687         4,446
                             2010        $ 3.687      $ 4.130         4,400
                             2011        $ 4.130      $ 3.938         4,520
                             2012        $ 3.938      $ 4.356             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.580      $13.437        50,562
                             2005        $13.437      $13.905        53,251
                             2006        $13.905      $15.617        51,754
                             2007        $15.617      $15.915        50,555
                             2008        $15.915      $ 9.558        50,061
                             2009        $ 9.558      $11.972        50,432
                             2010        $11.972      $13.571        45,445
                             2011        $13.571      $13.239        44,571
                             2012        $13.239      $15.107         7,055
                             2013        $15.107      $19.431         6,466
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.601      $17.029         6,053
                             2005        $17.029      $18.285        10,209
                             2006        $18.285      $20.518         9,963
                             2007        $20.518      $19.797         9,711
                             2008        $19.797      $12.010         9,714
                             2009        $12.010      $16.088         7,973
                             2010        $16.088      $19.374         6,766
                             2011        $19.374      $18.508         6,434
                             2012        $18.508      $21.312         6,093
                             2013        $21.312      $29.328         2,070

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.276        10,139
                             2010        $12.276      $13.528         9,715
                             2011        $13.528      $13.493         9,328
                             2012        $13.493      $15.753         8,939
                             2013        $15.753      $20.413         1,041
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.031      $12.740         3,824
                             2005        $12.740      $12.967         3,806
                             2006        $12.967      $14.203         3,788
                             2007        $14.203      $14.030         3,381
                             2008        $14.030      $ 8.139         3,362
                             2009        $ 8.139      $10.005         3,331
                             2010        $10.005      $10.851         3,306
                             2011        $10.851      $10.914         3,282
                             2012        $10.914      $12.018         3,258
                             2013        $12.018      $13.889         3,234
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.379      $13.218             0
                             2005        $13.218      $13.838             0
                             2006        $13.838      $15.284             0
                             2007        $15.284      $15.395             0
                             2008        $15.395      $10.045             0
                             2009        $10.045      $13.291             0
                             2010        $13.291      $14.917             0
                             2011        $14.917      $14.537             0
                             2012        $14.537      $16.246             0
                             2013        $16.246      $18.997             0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.254      $11.798         2,383
                             2005        $11.798      $13.070         1,421
                             2006        $13.070      $13.148         1,356
                             2007        $13.148      $12.788         1,245
                             2008        $12.788      $10.378         1,263
                             2009        $10.378      $12.797           427
                             2010        $12.797      $12.832           448
                             2011        $12.832      $12.410           451
                             2012        $12.410      $14.848           433
                             2013        $14.848      $20.584           369
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.997      $16.657             0
                             2005        $16.657      $17.699             0
                             2006        $17.699      $22.004             0
                             2007        $22.004      $25.825             0
                             2008        $25.825      $17.566             0
                             2009        $17.566      $18.455           127
                             2010        $18.455      $18.391           126
                             2011        $18.391      $17.025           125
                             2012        $17.025      $17.500           124
                             2013        $17.500      $19.491           123

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.447      $14.622         8,312
                             2005        $14.622      $15.058        15,371
                             2006        $15.058      $17.081        15,121
                             2007        $17.081      $15.704         8,162
                             2008        $15.704      $ 9.421         8,040
                             2009        $ 9.421      $11.968         7,836
                             2010        $11.968      $13.396         3,426
                             2011        $13.396      $12.501         2,794
                             2012        $12.501      $14.574         1,940
                             2013        $14.574      $19.351         1,269
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.288      $14.374         4,294
                             2005        $14.374      $14.503         4,298
                             2006        $14.503      $15.687         4,261
                             2007        $15.687      $15.779         4,549
                             2008        $15.779      $11.416         3,942
                             2009        $11.416      $16.778         3,535
                             2010        $16.778      $18.725         2,210
                             2011        $18.725      $18.646         2,160
                             2012        $18.646      $21.168         1,408
                             2013        $21.168      $22.342         1,480
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.398      $10.626         2,801
                             2005        $10.626      $10.645         4,143
                             2006        $10.645      $10.889         4,038
                             2007        $10.889      $11.211         3,376
                             2008        $11.211      $ 8.346         1,473
                             2009        $ 8.346      $11.978         2,214
                             2010        $11.978      $12.879         1,890
                             2011        $12.879      $13.234         2,073
                             2012        $13.234      $14.342         2,073
                             2013        $14.342      $14.298         2,494
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.325      $15.152         2,417
                             2005        $15.152      $16.637         2,302
                             2006        $16.637      $20.795         2,346
                             2007        $20.795      $22.050         1,668
                             2008        $22.050      $12.094         1,543
                             2009        $12.094      $14.750           739
                             2010        $14.750      $15.882           312
                             2011        $15.882      $12.911           337
                             2012        $12.911      $15.403           345
                             2013        $15.403      $19.304            99

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.936      $14.259           112
                             2005        $14.259      $15.184           107
                             2006        $15.184      $16.930           104
                             2007        $16.930      $15.710           111
                             2008        $15.710      $ 9.294           131
                             2009        $ 9.294      $11.898           130
                             2010        $11.898      $13.264           133
                             2011        $13.264      $12.987           127
                             2012        $12.987      $14.847           123
                             2013        $14.847      $19.633           115
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.811      $ 9.664            15
                             2005        $ 9.664      $ 9.697         1,960
                             2006        $ 9.697      $ 9.907         2,288
                             2007        $ 9.907      $10.158         2,267
                             2008        $10.158      $10.196         3,867
                             2009        $10.196      $ 9.998         5,304
                             2010        $ 9.998      $ 9.788        15,106
                             2011        $ 9.788      $ 9.580         5,579
                             2012        $ 9.580      $ 9.376         4,992
                             2013        $ 9.376      $ 9.176         5,874
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.438      $14.506           512
                             2005        $14.506      $15.617           507
                             2006        $15.617      $16.592           519
                             2007        $16.592      $17.166           508
                             2008        $17.166      $10.290           535
                             2009        $10.290      $13.306           545
                             2010        $13.306      $15.568           764
                             2011        $15.568      $14.461           237
                             2012        $14.461      $16.522           235
                             2013        $16.522      $22.061            17
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.511      $16.392         3,349
                             2005        $16.392      $16.987        11,442
                             2006        $16.987      $19.287        11,838
                             2007        $19.287      $17.949        10,069
                             2008        $17.949      $ 9.703         9,722
                             2009        $ 9.703      $ 9.130             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.039      $13.725           328
                             2005        $13.725      $14.105           328
                             2006        $14.105      $15.366           326
                             2007        $15.366      $15.119           105
                             2008        $15.119      $ 9.092           121
                             2009        $ 9.092      $11.851           120
                             2010        $11.851      $13.497           119
                             2011        $13.497      $12.978           115
                             2012        $12.978      $14.975           111
                             2013        $14.975      $19.543           104
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.504      $15.674         1,393
                             2005        $15.674      $17.203         1,380
                             2006        $17.203      $17.753         1,383
                             2007        $17.753      $18.033         1,380
                             2008        $18.033      $ 9.609         1,388
                             2009        $ 9.609      $13.047           685
                             2010        $13.047      $14.850             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.345      $12.689         9,367
                             2005        $12.689      $13.125        11,705
                             2006        $13.125      $13.543        12,102
                             2007        $13.543      $13.983        12,185
                             2008        $13.983      $ 8.616        11,542
                             2009        $ 8.616      $13.820         6,039
                             2010        $13.820      $16.337         5,258
                             2011        $16.337      $13.134         4,370
                             2012        $13.134      $14.681         3,909
                             2013        $14.681      $20.649         3,299
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.814      $14.881         2,698
                             2005        $14.881      $16.331         1,554
                             2006        $16.331      $17.709         1,569
                             2007        $17.709      $18.436         1,497
                             2008        $18.436      $15.339         1,221
                             2009        $15.339      $19.531         1,202
                             2010        $19.531      $20.975         2,141
                             2011        $20.975      $21.941         2,040
                             2012        $21.941      $25.308         1,431
                             2013        $25.308      $22.598         1,623
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.036           103
                             2005        $11.036      $12.094            97
                             2006        $12.094      $14.381            89
                             2007        $14.381      $15.448            83
                             2008        $15.448      $10.742            93
                             2009        $10.742      $13.620            88
                             2010        $13.620      $15.201            87
                             2011        $15.201      $16.223            82
                             2012        $16.223      $18.350            78
                             2013        $18.350      $21.488            71

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.723         3,404
                             2005        $10.723      $12.143         3,193
                             2006        $12.143      $12.372         3,376
                             2007        $12.372      $14.757           779
                             2008        $14.757      $ 7.338             0
                             2009        $ 7.338      $11.888             0
                             2010        $11.888      $14.294             0
                             2011        $14.294      $13.597             0
                             2012        $13.597      $15.218             0
                             2013        $15.218      $22.052             0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.698        10,439
                             2005        $10.698      $12.090             0
                             2006        $12.090      $12.283             0
                             2007        $12.283      $14.623             0
                             2008        $14.623      $ 7.248             0
                             2009        $ 7.248      $11.713             0
                             2010        $11.713      $14.055             0
                             2011        $14.055      $13.336             0
                             2012        $13.336      $14.884             0
                             2013        $14.884      $21.517             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.796           347
                             2007        $ 9.796      $11.753           311
                             2008        $11.753      $ 6.116             0
                             2009        $ 6.116      $ 9.419             0
                             2010        $ 9.419      $12.193             0
                             2011        $12.193      $11.076             0
                             2012        $11.076      $11.759             0
                             2013        $11.759      $15.820             0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.543      $15.764           516
                             2005        $15.764      $17.415           510
                             2006        $17.415      $19.061           530
                             2007        $19.061      $19.203           520
                             2008        $19.203      $11.193           569
                             2009        $11.193      $16.063           538
                             2010        $16.063      $19.894           425
                             2011        $19.894      $17.772             0
                             2012        $17.772      $19.949             0
                             2013        $19.949      $33.448             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.448      $19.240        1,592
                             2005        $19.240      $21.983        2,001
                             2006        $21.983      $29.619        1,936
                             2007        $29.619      $23.975        1,662
                             2008        $23.975      $14.532        1,660
                             2009        $14.532      $18.273        1,430
                             2010        $18.273      $23.163        1,261
                             2011        $23.163      $23.952        1,213
                             2012        $23.952      $27.100          848
                             2013        $27.100      $26.984          909
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.840        1,242
                             2005        $ 9.840      $ 9.864        2,416
                             2006        $ 9.864      $10.056        2,603
                             2007        $10.056      $10.278        2,529
                             2008        $10.278      $10.238        1,754
                             2009        $10.238      $10.027            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE UNDER 71-79) OR WITH THE MAV DEATH BENEFIT
  OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.0


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.228          0
                             2007        $10.228      $11.733          0
                             2008        $11.733      $ 6.577          0
                             2009        $ 6.577      $ 8.714          0
                             2010        $ 8.714      $ 9.966          0
                             2011        $ 9.966      $ 9.477          0
                             2012        $ 9.477      $10.765          0
                             2013        $10.765      $13.789          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.419          0
                             2007        $10.419      $11.048          0
                             2008        $11.048      $ 8.086          0
                             2009        $ 8.086      $ 9.803          0
                             2010        $ 9.803      $10.792          0
                             2011        $10.792      $10.511          0
                             2012        $10.511      $11.471          0
                             2013        $11.471      $12.700          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.448          0
                             2007        $10.448      $11.237          0
                             2008        $11.237      $ 7.385          0
                             2009        $ 7.385      $ 9.286          0
                             2010        $ 9.286      $10.384          0
                             2011        $10.384      $10.031          0
                             2012        $10.031      $11.093          0
                             2013        $11.093      $12.547          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.457          0
                             2007        $10.457      $11.360          0
                             2008        $11.360      $ 6.870          0
                             2009        $ 6.870      $ 8.814          0
                             2010        $ 8.814      $ 9.991          0
                             2011        $ 9.991      $ 9.496          0
                             2012        $ 9.496      $10.698          0
                             2013        $10.698      $12.704          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.310          0
                             2007        $10.310      $10.679          0
                             2008        $10.679      $ 9.327          0
                             2009        $ 9.327      $10.459          0
                             2010        $10.459      $10.972          0
                             2011        $10.972      $10.881          0
                             2012        $10.881      $11.308          0
                             2013        $11.308      $11.637          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.706          0
                             2007        $ 9.706      $11.610          0
                             2008        $11.610      $ 6.271          0
                             2009        $ 6.271      $ 8.859          0
                             2010        $ 8.859      $10.378          0
                             2011        $10.378      $10.197          0
                             2012        $10.197      $11.786          0
                             2013        $11.786      $15.518          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.779          0
                             2007        $10.779      $11.088          0
                             2008        $11.088      $ 6.815          0
                             2009        $ 6.815      $ 8.419          0
                             2010        $ 8.419      $ 9.448          0
                             2011        $ 9.448      $ 9.406          0
                             2012        $ 9.406      $10.638          0
                             2013        $10.638      $13.725          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.838          0
                             2007        $ 9.838      $11.097          0
                             2008        $11.097      $ 6.555          0
                             2009        $ 6.555      $ 8.960          0
                             2010        $ 8.960      $11.268          0
                             2011        $11.268      $ 9.826          0
                             2012        $ 9.826      $11.009          0
                             2013        $11.009      $14.631          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.330      $14.422         216
                             2005        $14.422      $14.603         763
                             2006        $14.603      $16.677         715
                             2007        $16.677      $15.705         765
                             2008        $15.705      $ 9.962         872
                             2009        $ 9.962      $12.332         884
                             2010        $12.332      $14.074         263
                             2011        $14.074      $14.097         254
                             2012        $14.097      $15.474         255
                             2013        $15.474      $19.617         249
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.194           0
                             2005        $11.194      $11.126           0
                             2006        $11.126      $12.868           0
                             2007        $12.868      $13.057           0
                             2008        $13.057      $ 8.984           0
                             2009        $ 8.984      $11.915           0
                             2010        $11.915      $13.131           0
                             2011        $13.131      $13.150           0
                             2012        $13.150      $14.489           0
                             2013        $14.489      $16.147           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.509           0
                             2005        $10.509      $10.389           0
                             2006        $10.389      $11.269           0
                             2007        $11.269      $11.708           0
                             2008        $11.708      $ 7.497           0
                             2009        $ 7.497      $ 9.513           0
                             2010        $ 9.513      $10.383           0
                             2011        $10.383      $10.003           0
                             2012        $10.003      $10.994           0
                             2013        $10.994      $13.833           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.495      $17.545         176
                             2005        $17.545      $18.666         176
                             2006        $18.666      $21.359         167
                             2007        $21.359      $20.391         186
                             2008        $20.391      $13.359         184
                             2009        $13.359      $16.876         191
                             2010        $16.876      $21.165         177
                             2011        $21.165      $19.924         179
                             2012        $19.924      $23.070         177
                             2013        $23.070      $30.743         159

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.472      $16.870             0
                             2005        $16.870      $17.292             0
                             2006        $17.292      $18.384             0
                             2007        $18.384      $20.001             0
                             2008        $20.001      $11.249             0
                             2009        $11.249      $15.797             0
                             2010        $15.797      $19.720             0
                             2011        $19.720      $18.357             0
                             2012        $18.357      $19.902             0
                             2013        $19.902      $26.894             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.211        15,265
                             2005        $10.211      $10.228        15,732
                             2006        $10.228      $10.406        16,825
                             2007        $10.406      $10.850        15,914
                             2008        $10.850      $11.418             0
                             2009        $11.418      $11.513             0
                             2010        $11.513      $11.856             0
                             2011        $11.856      $12.256             0
                             2012        $12.256      $12.213             0
                             2013        $12.213      $11.678             0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.974             0
                             2007        $10.974      $12.004             0
                             2008        $12.004      $ 8.400             0
                             2009        $ 8.400      $10.131             0
                             2010        $10.131      $11.095             0
                             2011        $11.095      $10.531             0
                             2012        $10.531      $11.676             0
                             2013        $11.676      $14.574             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.628      $13.912             0
                             2005        $13.912      $15.044             0
                             2006        $15.044      $17.420             0
                             2007        $17.420      $17.630             0
                             2008        $17.630      $10.844             0
                             2009        $10.844      $13.370             0
                             2010        $13.370      $14.541             0
                             2011        $14.541      $14.075             0
                             2012        $14.075      $15.727             0
                             2013        $15.727      $19.730             0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.796      $20.488             0
                             2005        $20.488      $25.538             0
                             2006        $25.538      $31.997             0
                             2007        $31.997      $40.301             0
                             2008        $40.301      $18.642             0
                             2009        $18.642      $31.470             0
                             2010        $31.470      $36.195             0
                             2011        $36.195      $29.789             0
                             2012        $29.789      $32.970             0
                             2013        $32.970      $31.951             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.536      $15.692           0
                             2005        $15.692      $16.911           0
                             2006        $16.911      $20.089           0
                             2007        $20.089      $22.683           0
                             2008        $22.683      $13.228           0
                             2009        $13.228      $17.730           0
                             2010        $17.730      $18.800           0
                             2011        $18.800      $16.434           0
                             2012        $16.434      $19.003           0
                             2013        $19.003      $22.857           0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.829      $14.397           0
                             2005        $14.397      $13.649           0
                             2006        $13.649      $15.056           0
                             2007        $15.056      $16.345           0
                             2008        $16.345      $16.979           0
                             2009        $16.979      $19.710           0
                             2010        $19.710      $22.064           0
                             2011        $22.064      $21.394           0
                             2012        $21.394      $24.077           0
                             2013        $24.077      $23.933           0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.683      $12.202         127
                             2005        $12.202      $12.847         129
                             2006        $12.847      $12.896         139
                             2007        $12.896      $14.712         128
                             2008        $14.712      $ 7.322         159
                             2009        $ 7.322      $11.862         135
                             2010        $11.862      $13.873         131
                             2011        $13.873      $12.703         137
                             2012        $12.703      $14.088         140
                             2013        $14.088      $19.264         130
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.260           0
                             2005        $11.260      $12.370           0
                             2006        $12.370      $14.605           0
                             2007        $14.605      $15.404           0
                             2008        $15.404      $ 8.845           0
                             2009        $ 8.845      $12.043           0
                             2010        $12.043      $14.400           0
                             2011        $14.400      $14.215           0
                             2012        $14.215      $16.309           0
                             2013        $16.309      $21.418           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.254            0
                             2005        $11.254      $12.345            0
                             2006        $12.345      $14.566            0
                             2007        $14.566      $15.348            0
                             2008        $15.348      $ 8.794            0
                             2009        $ 8.794      $11.969            0
                             2010        $11.969      $14.304            0
                             2011        $14.304      $14.107            0
                             2012        $14.107      $16.154            0
                             2013        $16.154      $21.162            0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.297            0
                             2005        $11.297      $11.505        1,016
                             2006        $11.505      $13.059          951
                             2007        $13.059      $12.474        1,001
                             2008        $12.474      $ 7.832        1,227
                             2009        $ 7.832      $ 9.837        1,181
                             2010        $ 9.837      $11.132            0
                             2011        $11.132      $10.659            0
                             2012        $10.659      $12.398            0
                             2013        $12.398      $16.450            0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.922            0
                             2005        $10.922      $11.472          390
                             2006        $11.472      $12.633        2,309
                             2007        $12.633      $12.770        2,307
                             2008        $12.770      $ 9.657        2,304
                             2009        $ 9.657      $11.570        2,301
                             2010        $11.570      $12.678        2,301
                             2011        $12.678      $12.240        2,301
                             2012        $12.240      $13.454        2,301
                             2013        $13.454      $16.435        2,301

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.293      $14.838        15,864
                             2005        $14.838      $15.924        15,262
                             2006        $15.924      $18.065        14,641
                             2007        $18.065      $18.113        14,400
                             2008        $18.113      $12.009            97
                             2009        $12.009      $14.578           107
                             2010        $14.578      $15.997           116
                             2011        $15.997      $15.294           118
                             2012        $15.294      $17.104           116
                             2013        $17.104      $22.379           109
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.084             0
                             2005        $11.084      $12.047             0
                             2006        $12.047      $12.364             0
                             2007        $12.364      $14.220             0
                             2008        $14.220      $ 7.394             0
                             2009        $ 7.394      $11.310             0
                             2010        $11.310      $14.079             0
                             2011        $14.079      $12.482             0
                             2012        $12.482      $13.628             0
                             2013        $13.628      $18.208             0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.347             0
                             2005        $10.347      $10.253             0
                             2006        $10.253      $10.965             0
                             2007        $10.965      $11.387             0
                             2008        $11.387      $ 9.184             0
                             2009        $ 9.184      $12.066             0
                             2010        $12.066      $13.255             0
                             2011        $13.255      $13.533             0
                             2012        $13.533      $14.895             0
                             2013        $14.895      $15.760             0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.895             0
                             2005        $10.895      $11.398             0
                             2006        $11.398      $12.782             0
                             2007        $12.782      $13.341             0
                             2008        $13.341      $ 9.307             0
                             2009        $ 9.307      $11.468             0
                             2010        $11.468      $13.351             0
                             2011        $13.351      $12.473             0
                             2012        $12.473      $13.490             0
                             2013        $13.490      $17.913             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.880          0
                             2005        $10.880      $10.988          0
                             2006        $10.988      $12.604          0
                             2007        $12.604      $12.750          0
                             2008        $12.750      $ 7.928          0
                             2009        $ 7.928      $ 9.220          0
                             2010        $ 9.220      $10.589          0
                             2011        $10.589      $ 9.728          0
                             2012        $ 9.728      $10.664          0
                             2013        $10.664      $14.175          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.127          0
                             2005        $11.127      $11.388          0
                             2006        $11.388      $12.018          0
                             2007        $12.018      $14.255          0
                             2008        $14.255      $ 8.610          0
                             2009        $ 8.610      $12.258          0
                             2010        $12.258      $14.738          0
                             2011        $14.738      $12.967          0
                             2012        $12.967      $14.471          0
                             2013        $14.471      $19.402          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.110          0
                             2005        $11.110      $11.761          0
                             2006        $11.761      $12.912          0
                             2007        $12.912      $12.701          0
                             2008        $12.701      $ 7.533          0
                             2009        $ 7.533      $ 9.329          0
                             2010        $ 9.329      $11.446          0
                             2011        $11.446      $10.746          0
                             2012        $10.746      $12.039          0
                             2013        $12.039      $15.346          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.248      $12.772          0
                             2005        $12.772      $13.100          0
                             2006        $13.100      $13.799          0
                             2007        $13.799      $15.365          0
                             2008        $15.365      $ 8.166          0
                             2009        $ 8.166      $11.513          0
                             2010        $11.513      $12.291          0
                             2011        $12.291      $11.857          0
                             2012        $11.857      $13.198          0
                             2013        $13.198      $16.708          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.034      $14.998        16,703
                             2005        $13.998      $14.195        17,004
                             2006        $14.195      $15.392        17,063
                             2007        $15.392      $15.578        16,626
                             2008        $15.578      $ 8.591             0
                             2009        $ 8.591      $10.218             0
                             2010        $10.218      $11.261             0
                             2011        $11.261      $11.057             0
                             2012        $11.057      $12.124             0
                             2013        $12.124      $13.380             0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.095             0
                             2005        $10.095      $10.105             0
                             2006        $10.105      $10.371             0
                             2007        $10.371      $10.558             0
                             2008        $10.558      $ 6.291             0
                             2009        $ 6.291      $ 6.711             0
                             2010        $ 6.711      $ 7.304             0
                             2011        $ 7.304      $ 7.711             0
                             2012        $ 7.711      $ 8.309             0
                             2013        $ 8.309      $ 8.096             0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.333      $14.407             0
                             2005        $14.407      $15.782             0
                             2006        $15.782      $15.854             0
                             2007        $15.854      $16.441             0
                             2008        $16.441      $ 8.167             0
                             2009        $ 8.167      $10.565             0
                             2010        $10.565      $13.141             0
                             2011        $13.141      $12.961             0
                             2012        $12.961      $14.725             0
                             2013        $14.725      $19.534             0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.169      $16.475             0
                             2005        $16.475      $18.381             0
                             2006        $18.381      $21.102             0
                             2007        $21.102      $21.892             0
                             2008        $21.892      $12.776             0
                             2009        $12.776      $17.414             0
                             2010        $17.414      $19.708             0
                             2011        $19.708      $17.633             0
                             2012        $17.633      $20.860             0
                             2013        $20.860      $25.910             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.081      $12.813             0
                             2005        $12.813      $12.844         1,214
                             2006        $12.844      $13.472         1,229
                             2007        $13.472      $14.434         1,153
                             2008        $14.434      $12.073         1,048
                             2009        $12.073      $13.983         1,117
                             2010        $13.983      $15.697             0
                             2011        $15.697      $15.454             0
                             2012        $15.454      $17.102             0
                             2013        $17.102      $16.666             0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.898      $13.718        22,725
                             2005        $13.718      $13.687        23,513
                             2006        $13.687      $14.623        23,947
                             2007        $14.623      $14.234        24,260
                             2008        $14.234      $ 2.983             0
                             2009        $ 2.983      $ 3.675             0
                             2010        $ 3.675      $ 4.113             0
                             2011        $ 4.113      $ 3.921             0
                             2012        $ 3.921      $ 4.335             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.576      $13.425             0
                             2005        $13.425      $13.886             0
                             2006        $13.886      $15.588             0
                             2007        $15.588      $15.877             0
                             2008        $15.877      $ 9.531             0
                             2009        $ 9.531      $11.932             0
                             2010        $11.932      $13.517             0
                             2011        $13.517      $13.180             0
                             2012        $13.180      $15.032             0
                             2013        $15.032      $19.326             0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.596      $17.015             0
                             2005        $17.015      $18.260             0
                             2006        $18.260      $20.479             0
                             2007        $20.479      $19.750             0
                             2008        $19.750      $11.975             0
                             2009        $11.975      $16.033             0
                             2010        $16.033      $19.298             0
                             2011        $19.298      $18.426             0
                             2012        $18.426      $21.206             0
                             2013        $21.206      $29.169             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.234         316
                             2010        $12.234      $13.475           0
                             2011        $13.475      $13.434           0
                             2012        $13.434      $15.675           0
                             2013        $15.675      $20.302           0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.027      $12.729           0
                             2005        $12.729      $12.949           0
                             2006        $12.949      $14.177           0
                             2007        $14.177      $13.997           0
                             2008        $13.997      $ 8.115           0
                             2009        $ 8.115      $ 9.971           0
                             2010        $ 9.971      $10.809           0
                             2011        $10.809      $10.866           0
                             2012        $10.866      $11.959           0
                             2013        $11.959      $13.814           0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.375      $13.207           0
                             2005        $13.207      $13.819           0
                             2006        $13.819      $15.255           0
                             2007        $15.255      $15.358           0
                             2008        $15.358      $10.016           0
                             2009        $10.016      $13.246           0
                             2010        $13.246      $14.859           0
                             2011        $14.859      $14.473           0
                             2012        $14.473      $16.165           0
                             2013        $16.165      $18.894           0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.251      $11.788           0
                             2005        $11.788      $13.052           0
                             2006        $13.052      $13.124           0
                             2007        $13.124      $12.758           0
                             2008        $12.758      $10.348           0
                             2009        $10.348      $12.753           0
                             2010        $12.753      $12.782           0
                             2011        $12.782      $12.355           0
                             2012        $12.355      $14.775           0
                             2013        $14.775      $20.472           0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.993      $16.642           0
                             2005        $16.642      $17.675           0
                             2006        $17.675      $21.963           0
                             2007        $21.963      $25.763           0
                             2008        $25.763      $17.515           0
                             2009        $17.515      $18.392           0
                             2010        $18.392      $18.319           0
                             2011        $18.319      $16.950           0
                             2012        $16.950      $17.413           0
                             2013        $17.413      $19.385           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.443      $14.609            0
                             2005        $14.609      $15.037            0
                             2006        $15.037      $17.049            0
                             2007        $17.049      $15.667            0
                             2008        $15.667      $ 9.394            0
                             2009        $ 9.394      $11.927            0
                             2010        $11.927      $13.343            0
                             2011        $13.343      $12.446            0
                             2012        $12.446      $14.502            0
                             2013        $14.502      $19.245            0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.283      $14.362            0
                             2005        $14.362      $14.483          538
                             2006        $14.483      $15.658          529
                             2007        $15.658      $15.741          529
                             2008        $15.741      $11.383          558
                             2009        $11.383      $16.721          468
                             2010        $16.721      $18.651            0
                             2011        $18.651      $18.564            0
                             2012        $18.564      $21.063            0
                             2013        $21.063      $22.220            0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.394      $10.617            0
                             2005        $10.617      $10.630        1,467
                             2006        $10.630      $10.868        1,523
                             2007        $10.868      $11.184        1,488
                             2008        $11.184      $ 8.322        1,528
                             2009        $ 8.322      $11.938        1,309
                             2010        $11.938      $12.829            0
                             2011        $12.829      $13.176            0
                             2012        $13.176      $14.271            0
                             2013        $14.271      $14.220            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.320      $15.139            0
                             2005        $15.139      $16.614            0
                             2006        $16.614      $20.756            0
                             2007        $20.756      $21.998            0
                             2008        $21.998      $12.059            0
                             2009        $12.059      $14.700            0
                             2010        $14.700      $15.820            0
                             2011        $15.820      $12.854            0
                             2012        $12.854      $15.327            0
                             2013        $15.327      $19.200            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.931      $14.247            0
                             2005        $14.247      $15.163            0
                             2006        $15.163      $16.899            0
                             2007        $16.899      $15.673            0
                             2008        $15.673      $ 9.267            0
                             2009        $ 9.267      $11.858            0
                             2010        $11.858      $13.212            0
                             2011        $13.212      $12.929            0
                             2012        $12.929      $14.774            0
                             2013        $14.774      $19.526            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.807      $ 9.656            0
                             2005        $ 9.656      $ 9.684        1,610
                             2006        $ 9.684      $ 9.889        1,675
                             2007        $ 9.889      $10.134        1,642
                             2008        $10.134      $10.166        1,242
                             2009        $10.166      $ 9.964        1,567
                             2010        $ 9.964      $ 9.750            0
                             2011        $ 9.750      $ 9.538            0
                             2012        $ 9.538      $ 9.329            0
                             2013        $ 9.329      $ 9.126            0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.434      $14.494            0
                             2005        $14.494      $15.596            0
                             2006        $15.596      $16.561            0
                             2007        $16.561      $17.125            0
                             2008        $17.125      $10.260            0
                             2009        $10.260      $13.260            0
                             2010        $13.260      $15.507            0
                             2011        $15.507      $14.397            0
                             2012        $14.397      $16.441            0
                             2013        $16.441      $21.941            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.506      $16.378            0
                             2005        $16.378      $16.964          230
                             2006        $16.964      $19.251          215
                             2007        $19.251      $17.907          232
                             2008        $17.907      $ 9.675          332
                             2009        $ 9.675      $ 9.103            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.035      $13.713             0
                             2005        $13.713      $14.086             0
                             2006        $14.086      $15.337             0
                             2007        $15.337      $15.083             0
                             2008        $15.083      $ 9.066             0
                             2009        $ 9.066      $11.810             0
                             2010        $11.810      $13.444             0
                             2011        $13.444      $12.920             0
                             2012        $12.920      $14.901             0
                             2013        $14.901      $19.437             0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.449      $15.660             0
                             2005        $15.660      $17.179             0
                             2006        $17.179      $17.720             0
                             2007        $17.720      $17.990             0
                             2008        $17.990      $ 9.582             0
                             2009        $ 9.582      $13.003             0
                             2010        $13.003      $14.794             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.341      $12.678             0
                             2005        $12.678      $13.107             0
                             2006        $13.107      $13.518             0
                             2007        $13.518      $13.950             0
                             2008        $13.950      $ 8.591             0
                             2009        $ 8.591      $13.772             0
                             2010        $13.772      $16.273             0
                             2011        $16.273      $13.076             0
                             2012        $13.076      $14.609             0
                             2013        $14.609      $20.537             0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.809      $14.868        10,696
                             2005        $14.868      $16.309        10,075
                             2006        $16.309      $17.676        10,112
                             2007        $17.676      $18.392         9,591
                             2008        $18.392      $15.295           155
                             2009        $15.295      $19.465           160
                             2010        $19.465      $20.893           170
                             2011        $20.893      $21.844           164
                             2012        $21.844      $25.183           156
                             2013        $25.183      $22.475           214

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.030           0
                             2005        $11.030      $12.081           0
                             2006        $12.081      $14.359           0
                             2007        $14.359      $15.417           0
                             2008        $15.417      $10.715           0
                             2009        $10.715      $13.579           0
                             2010        $13.579      $15.147           0
                             2011        $15.147      $16.157           0
                             2012        $16.157      $18.266           0
                             2013        $18.266      $21.379           0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.719         293
                             2005        $10.719      $12.133         272
                             2006        $12.133      $12.355         289
                             2007        $12.355      $14.730         254
                             2008        $14.730      $ 7.320         316
                             2009        $ 7.320      $11.854         271
                             2010        $11.854      $14.245         253
                             2011        $14.245      $13.544         253
                             2012        $13.544      $15.151         259
                             2013        $15.151      $21.944         230
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.694           0
                             2005        $10.694      $12.080           0
                             2006        $12.080      $12.266           0
                             2007        $12.266      $14.595           0
                             2008        $14.595      $ 7.231           0
                             2009        $ 7.231      $11.679           0
                             2010        $11.679      $14.007           0
                             2011        $14.007      $13.284           0
                             2012        $13.284      $14.819           0
                             2013        $14.819      $21.411           0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.793           0
                             2007        $ 9.793      $11.743           0
                             2008        $11.743      $ 6.108           0
                             2009        $ 6.108      $ 9.402           0
                             2010        $ 9.402      $12.164           0
                             2011        $12.164      $11.044           0
                             2012        $11.044      $11.719           0
                             2013        $11.719      $15.758           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.538      $15.751             0
                             2005        $15.751      $17.392             0
                             2006        $17.392      $19.025             0
                             2007        $19.025      $19.158             0
                             2008        $19.158      $11.161             0
                             2009        $11.161      $16.008             0
                             2010        $16.008      $19.816             0
                             2011        $19.816      $17.694             0
                             2012        $17.694      $19.851             0
                             2013        $19.851      $33.266             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.443      $19.223             0
                             2005        $19.223      $21.953         7,330
                             2006        $21.953      $29.563         5,923
                             2007        $29.563      $23.918         7,219
                             2008        $23.918      $14.490             0
                             2009        $14.490      $18.211             0
                             2010        $18.211      $23.072             0
                             2011        $23.072      $23.846             0
                             2012        $23.846      $26.966             0
                             2013        $26.966      $26.838             0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.835        31,698
                             2005        $ 9.835      $ 9.854        32,660
                             2006        $ 9.854      $10.040        34,878
                             2007        $10.040      $10.257        33,668
                             2008        $10.257      $10.212             0
                             2009        $10.212      $ 9.997             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION
 DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT
OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION
                        DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.1


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.221         162
                             2007        $10.221      $11.713         162
                             2008        $11.713      $ 6.559         161
                             2009        $ 6.559      $ 8.682         161
                             2010        $ 8.682      $ 9.919           0
                             2011        $ 9.919      $ 9.422           0
                             2012        $ 9.422      $10.692           0
                             2013        $10.692      $13.681           0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.412           0
                             2007        $10.412      $11.029           0
                             2008        $11.029      $ 8.064           0
                             2009        $ 8.064      $ 9.766           0
                             2010        $ 9.766      $10.740           0
                             2011        $10.740      $10.450           0
                             2012        $10.450      $11.393           0
                             2013        $11.393      $12.601           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.441           0
                             2007        $10.441      $11.218           0
                             2008        $11.218      $ 7.365           0
                             2009        $ 7.365      $ 9.251           0
                             2010        $ 9.251      $10.335           0
                             2011        $10.335      $ 9.973           0
                             2012        $ 9.973      $11.018           0
                             2013        $11.018      $12.449           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.450          0
                             2007        $10.450      $11.341          0
                             2008        $11.341      $ 6.851          0
                             2009        $ 6.851      $ 8.781          0
                             2010        $ 8.781      $ 9.944          0
                             2011        $ 9.944      $ 9.441          0
                             2012        $ 9.441      $10.625          0
                             2013        $10.625      $12.605          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.303          0
                             2007        $10.303      $10.661          0
                             2008        $10.661      $ 9.302          0
                             2009        $ 9.302      $10.419          0
                             2010        $10.419      $10.919          0
                             2011        $10.919      $10.818          0
                             2012        $10.818      $11.231          0
                             2013        $11.231      $11.546          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.700          0
                             2007        $ 9.700      $11.591          0
                             2008        $11.591      $ 6.254          0
                             2009        $ 6.254      $ 8.826          0
                             2010        $ 8.826      $10.329          0
                             2011        $10.329      $10.138          0
                             2012        $10.138      $11.706          0
                             2013        $11.706      $15.397          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.772          0
                             2007        $10.772      $11.069          0
                             2008        $11.069      $ 6.797          0
                             2009        $ 6.797      $ 8.388          0
                             2010        $ 8.388      $ 9.403          0
                             2011        $ 9.403      $ 9.352          0
                             2012        $ 9.352      $10.565          0
                             2013        $10.565      $13.618          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.831          0
                             2007        $ 9.831      $11.078          0
                             2008        $11.078      $ 6.537          0
                             2009        $ 6.537      $ 8.926          0
                             2010        $ 8.926      $11.214          0
                             2011        $11.214      $ 9.769          0
                             2012        $ 9.769      $10.934          0
                             2013        $10.934      $14.516          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.310      $14.385        5,270
                             2005        $14.385      $14.551        3,239
                             2006        $14.551      $16.601        2,244
                             2007        $16.601      $15.618          211
                             2008        $15.618      $ 9.897          210
                             2009        $ 9.897      $12.238          210
                             2010        $12.238      $13.952          209
                             2011        $13.952      $13.961          209
                             2012        $13.961      $15.309          208
                             2013        $15.309      $19.388          208
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.187        1,218
                             2005        $11.187      $11.107        1,232
                             2006        $11.107      $12.833          283
                             2007        $12.833      $13.008        4,773
                             2008        $13.008      $ 8.941        4,491
                             2009        $ 8.941      $11.846        4,147
                             2010        $11.846      $13.042        3,583
                             2011        $13.042      $13.047        3,318
                             2012        $13.047      $14.361        3,056
                             2013        $14.361      $15.988        2,827
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.507            0
                             2005        $10.507      $10.375          352
                             2006        $10.375      $11.243          347
                             2007        $11.243      $11.669        1,340
                             2008        $11.669      $ 7.465        1,330
                             2009        $ 7.465      $ 9.462        1,283
                             2010        $ 9.462      $10.317        1,261
                             2011        $10.317      $ 9.929        1,234
                             2012        $ 9.929      $10.902        1,200
                             2013        $10.902      $13.703        1,055
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.473      $17.500        3,160
                             2005        $17.500      $18.600        2,603
                             2006        $18.600      $21.261        1,716
                             2007        $21.261      $20.277          245
                             2008        $20.277      $13.271          257
                             2009        $13.271      $16.747          255
                             2010        $16.747      $20.983          241
                             2011        $20.983      $19.732          235
                             2012        $19.732      $22.824          231
                             2013        $22.824      $30.384           96

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.449      $16.827            0
                             2005        $16.827      $17.230            0
                             2006        $17.230      $18.300            0
                             2007        $18.300      $19.889            0
                             2008        $19.889      $11.175            0
                             2009        $11.175      $15.677            0
                             2010        $15.677      $19.549            0
                             2011        $19.549      $18.180            0
                             2012        $18.180      $19.690            0
                             2013        $19.690      $26.580            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.204            0
                             2005        $10.204      $10.211            0
                             2006        $10.211      $10.378            0
                             2007        $10.378      $10.809            0
                             2008        $10.809      $11.363            0
                             2009        $11.363      $11.447            0
                             2010        $11.447      $11.776            0
                             2011        $11.776      $12.160            0
                             2012        $12.160      $12.105            0
                             2013        $12.105      $11.563            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.966            0
                             2007        $10.966      $11.983        1,431
                             2008        $11.983      $ 8.377        1,341
                             2009        $ 8.377      $10.093        1,232
                             2010        $10.093      $11.042        1,142
                             2011        $11.042      $10.470        1,057
                             2012        $10.470      $11.596          974
                             2013        $11.596      $14.460          901
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.609      $13.876        1,642
                             2005        $13.876      $14.991        1,558
                             2006        $14.991      $17.341        1,422
                             2007        $17.341      $17.531        2,452
                             2008        $17.531      $10.773        2,309
                             2009        $10.773      $13.268        2,137
                             2010        $13.268      $14.415        1,991
                             2011        $14.415      $13.939        1,848
                             2012        $13.939      $15.559        1,707
                             2013        $15.559      $19.500        1,490
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.770      $20.437            0
                             2005        $20.437      $25.447            0
                             2006        $25.447      $31.851            0
                             2007        $31.851      $40.076            0
                             2008        $40.076      $18.518            0
                             2009        $18.518      $31.230            0
                             2010        $31.230      $35.882            0
                             2011        $35.882      $29.502            0
                             2012        $29.502      $32.619            0
                             2013        $32.619      $31.578            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.515      $15.653        2,616
                             2005        $15.653      $16.851        1,971
                             2006        $16.851      $19.997        1,623
                             2007        $19.997      $22.556        2,980
                             2008        $22.556      $13.140        2,840
                             2009        $13.140      $17.595        2,617
                             2010        $17.595      $18.638        2,461
                             2011        $18.638      $16.275        2,345
                             2012        $16.275      $18.801        2,156
                             2013        $18.801      $22.590        1,988
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.809      $14.361            0
                             2005        $14.361      $13.601            0
                             2006        $13.601      $14.987            0
                             2007        $14.987      $16.253            0
                             2008        $16.253      $16.867            0
                             2009        $16.867      $19.560            0
                             2010        $19.560      $21.874            0
                             2011        $21.874      $21.188            0
                             2012        $21.188      $23.820            0
                             2013        $23.820      $23.654            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.666      $12.171        2,313
                             2005        $12.171      $12.802        2,269
                             2006        $12.802      $12.838        2,017
                             2007        $12.838      $14.629          239
                             2008        $14.629      $ 7.273          239
                             2009        $ 7.273      $11.772          238
                             2010        $11.772      $13.753          237
                             2011        $13.753      $12.580          237
                             2012        $12.580      $13.938          236
                             2013        $13.938      $19.039          236
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.253            0
                             2005        $11.253      $12.349            0
                             2006        $12.349      $14.565            0
                             2007        $14.565      $15.346            0
                             2008        $15.346      $ 8.803            0
                             2009        $ 8.803      $11.974            0
                             2010        $11.974      $14.302            0
                             2011        $14.302      $14.104            0
                             2012        $14.104      $16.165            0
                             2013        $16.165      $21.208            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.246           0
                             2005        $11.246      $12.324           0
                             2006        $12.324      $14.526           0
                             2007        $14.526      $15.291         217
                             2008        $15.291      $ 8.752         230
                             2009        $ 8.752      $11.900         205
                             2010        $11.900      $14.207         182
                             2011        $14.207      $13.997         171
                             2012        $13.997      $16.011         158
                             2013        $16.011      $20.953         132
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.289           0
                             2005        $11.289      $11.485         159
                             2006        $11.485      $13.023         150
                             2007        $13.023      $12.427         162
                             2008        $12.427      $ 7.795         190
                             2009        $ 7.795      $ 9.780         184
                             2010        $ 9.780      $11.056         178
                             2011        $11.056      $10.576         184
                             2012        $10.576      $12.289         173
                             2013        $12.289      $16.288         146
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.915           0
                             2005        $10.915      $11.452           0
                             2006        $11.452      $12.598           0
                             2007        $12.598      $12.722           0
                             2008        $12.722      $ 9.611           0
                             2009        $ 9.611      $11.503           0
                             2010        $11.503      $12.592           0
                             2011        $12.592      $12.144           0
                             2012        $12.144      $13.335           0
                             2013        $13.335      $16.273           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.273      $14.800          260
                             2005        $14.800      $15.867          363
                             2006        $15.867      $17.982          351
                             2007        $17.982      $18.011          355
                             2008        $18.011      $11.930          373
                             2009        $11.930      $14.467          389
                             2010        $14.467      $15.859          407
                             2011        $15.859      $15.146          402
                             2012        $15.146      $16.922          390
                             2013        $16.922      $22.118          107
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.077          231
                             2005        $11.077      $12.027          220
                             2006        $12.027      $12.331          228
                             2007        $12.331      $14.167          208
                             2008        $14.167      $ 7.359          272
                             2009        $ 7.359      $11.244          232
                             2010        $11.244      $13.983          211
                             2011        $13.983      $12.385          213
                             2012        $12.385      $13.507          221
                             2013        $13.507      $18.029            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.344            0
                             2005        $10.344      $10.240          179
                             2006        $10.240      $10.940          178
                             2007        $10.940      $11.349          762
                             2008        $11.349      $ 9.145          592
                             2009        $ 9.145      $12.001          562
                             2010        $12.001      $13.170          544
                             2011        $13.170      $13.434          500
                             2012        $13.434      $14.770          486
                             2013        $14.770      $15.612          506
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.893        2,502
                             2005        $10.893      $11.384        2,504
                             2006        $11.384      $12.752          130
                             2007        $12.752      $13.296          130
                             2008        $13.296      $ 9.267          129
                             2009        $ 9.267      $11.406          129
                             2010        $11.406      $13.266            0
                             2011        $13.266      $12.381            0
                             2012        $12.381      $13.377            0
                             2013        $13.377      $17.744            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.877            0
                             2005        $10.877      $10.974            0
                             2006        $10.974      $12.575          276
                             2007        $12.575      $12.708          276
                             2008        $12.708      $ 7.894          275
                             2009        $ 7.894      $ 9.171          275
                             2010        $ 9.171      $10.521            0
                             2011        $10.521      $ 9.656            0
                             2012        $ 9.656      $10.574            0
                             2013        $10.574      $14.042            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.125            0
                             2005        $11.125      $11.373            0
                             2006        $11.373      $11.991            0
                             2007        $11.991      $14.208          234
                             2008        $14.208      $ 8.573          233
                             2009        $ 8.573      $12.192          200
                             2010        $12.192      $14.644          177
                             2011        $14.644      $12.871          186
                             2012        $12.871      $14.349          176
                             2013        $14.349      $19.220          144
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.108        1,227
                             2005        $11.108      $11.746        1,206
                             2006        $11.746      $12.882          135
                             2007        $12.882      $12.658          135
                             2008        $12.658      $ 7.500          134
                             2009        $ 7.500      $ 9.279          134
                             2010        $ 9.279      $11.373            0
                             2011        $11.373      $10.667            0
                             2012        $10.667      $11.938            0
                             2013        $11.938      $15.201            0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.239      $12.750            0
                             2005        $12.750      $13.065          140
                             2006        $13.065      $13.747          142
                             2007        $13.747      $15.292          131
                             2008        $15.292      $ 8.119          182
                             2009        $ 8.119      $11.435          157
                             2010        $11.435      $12.195          161
                             2011        $12.195      $11.753          165
                             2012        $11.753      $13.068          163
                             2013        $13.068      $16.527          144

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.015      $13.962        1,707
                             2005        $13.962      $14.144        1,739
                             2006        $14.144      $15.322        2,000
                             2007        $15.322      $15.491          523
                             2008        $15.491      $ 8.534          551
                             2009        $ 8.534      $10.140          589
                             2010        $10.140      $11.164            0
                             2011        $11.164      $10.951            0
                             2012        $10.951      $11.994            0
                             2013        $11.994      $13.224            0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.092            0
                             2005        $10.092      $10.092            0
                             2006        $10.092      $10.348            0
                             2007        $10.348      $10.523        1,183
                             2008        $10.523      $ 6.264        1,180
                             2009        $ 6.264      $ 6.675        1,380
                             2010        $ 6.675      $ 7.258        1,344
                             2011        $ 7.258      $ 7.654        1,171
                             2012        $ 7.654      $ 8.239        1,148
                             2013        $ 8.239      $ 8.020        1,290
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $13.315      $14.371            0
                             2005        $14.371      $15.726            0
                             2006        $15.726      $15.782            0
                             2007        $15.782      $16.349            0
                             2008        $16.349      $ 8.113            0
                             2009        $ 8.113      $10.484            0
                             2010        $10.484      $13.027            0
                             2011        $13.027      $12.836            0
                             2012        $12.836      $14.568            0
                             2013        $14.568      $19.306            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.147      $16.433            0
                             2005        $16.433      $18.316            0
                             2006        $18.316      $21.005           81
                             2007        $21.005      $21.770           81
                             2008        $21.770      $12.692           81
                             2009        $12.692      $17.282           81
                             2010        $17.282      $19.538            0
                             2011        $19.538      $17.463            0
                             2012        $17.463      $20.637            0
                             2013        $20.637      $25.607            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.063      $12.781        7,660
                             2005        $12.781      $12.798        5,440
                             2006        $12.798      $13.411        4,247
                             2007        $13.411      $14.354        1,103
                             2008        $14.354      $11.993          955
                             2009        $11.993      $13.876        1,032
                             2010        $13.876      $15.561        1,017
                             2011        $15.561      $15.305        1,006
                             2012        $15.305      $16.920        1,051
                             2013        $16.920      $16.471          860
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.879      $13.683          220
                             2005        $13.683      $13.638          219
                             2006        $13.638      $14.557          219
                             2007        $14.557      $14.155          218
                             2008        $14.155      $ 2.963          218
                             2009        $ 2.963      $ 3.647          217
                             2010        $ 3.647      $ 4.078          217
                             2011        $ 4.078      $ 3.883          216
                             2012        $ 3.883      $ 4.289            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.557      $13.391            0
                             2005        $13.391      $13.837          396
                             2006        $13.837      $15.516          377
                             2007        $15.516      $15.788          697
                             2008        $15.788      $ 9.468          787
                             2009        $ 9.468      $11.841          765
                             2010        $11.841      $13.401          731
                             2011        $13.401      $13.053          721
                             2012        $13.053      $14.872          683
                             2013        $14.872      $19.100          591
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.574      $16.972           75
                             2005        $16.972      $18.195           73
                             2006        $18.195      $20.386           70
                             2007        $20.386      $19.639           75
                             2008        $19.639      $11.896           90
                             2009        $11.896      $15.911           85
                             2010        $15.911      $19.131           77
                             2011        $19.131      $18.249           74
                             2012        $18.249      $20.980           72
                             2013        $20.980      $28.828            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.141          399
                             2010        $12.141      $13.359          390
                             2011        $13.359      $13.304          371
                             2012        $13.304      $15.508          340
                             2013        $15.508      $20.065          291
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.009      $12.697        1,652
                             2005        $12.697      $12.903        1,675
                             2006        $12.903      $14.112        1,617
                             2007        $14.112      $13.918            0
                             2008        $13.918      $ 8.061            0
                             2009        $ 8.061      $ 9.895            0
                             2010        $ 9.895      $10.716            0
                             2011        $10.716      $10.761            0
                             2012        $10.761      $11.832            0
                             2013        $11.832      $13.653            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.374      $13.173            0
                             2005        $13.173      $13.770            0
                             2006        $13.770      $15.186            0
                             2007        $15.186      $15.272            0
                             2008        $15.272      $ 9.950            0
                             2009        $ 9.950      $13.145            0
                             2010        $13.145      $14.730            0
                             2011        $14.730      $14.334            0
                             2012        $14.334      $15.993            0
                             2013        $15.993      $18.673            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.233      $11.758        1,865
                             2005        $11.758      $13.006        1,679
                             2006        $13.006      $13.064        1,675
                             2007        $13.064      $12.687            0
                             2008        $12.687      $10.279            0
                             2009        $10.279      $12.656            0
                             2010        $12.656      $12.671            0
                             2011        $12.671      $12.236            0
                             2012        $12.236      $14.617            0
                             2013        $14.617      $20.233            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.971      $16.600            0
                             2005        $16.600      $17.612            0
                             2006        $17.612      $21.862            0
                             2007        $21.862      $25.619            0
                             2008        $25.619      $17.400            0
                             2009        $17.400      $18.252            0
                             2010        $18.252      $18.161            0
                             2011        $18.161      $16.786            0
                             2012        $16.786      $17.228            0
                             2013        $17.228      $19.159            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.784      $14.572            0
                             2005        $14.572      $14.984            0
                             2006        $14.984      $16.971            0
                             2007        $16.971      $15.579            0
                             2008        $15.579      $ 9.331            0
                             2009        $ 9.331      $11.836            0
                             2010        $11.836      $13.228            0
                             2011        $13.228      $12.326            0
                             2012        $12.326      $14.347            0
                             2013        $14.347      $19.021            0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.263      $14.326           87
                             2005        $14.326      $14.432           92
                             2006        $14.432      $15.587           93
                             2007        $15.587      $15.653          307
                             2008        $15.653      $11.307          257
                             2009        $11.307      $16.593          228
                             2010        $16.593      $18.490          218
                             2011        $18.490      $18.385          205
                             2012        $18.385      $20.839          192
                             2013        $20.839      $21.961          126
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.378      $10.590        8,580
                             2005        $10.590      $10.593        5,851
                             2006        $10.593      $10.819        4,498
                             2007        $10.819      $11.122        1,421
                             2008        $11.122      $ 8.267        1,248
                             2009        $ 8.267      $11.847        1,090
                             2010        $11.847      $12.718        1,090
                             2011        $12.718      $13.049        1,009
                             2012        $13.049      $14.119        1,002
                             2013        $14.119      $14.054          996
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.300      $15.100          171
                             2005        $15.100      $16.555          164
                             2006        $16.555      $20.662          143
                             2007        $20.662      $21.875          283
                             2008        $21.875      $11.979          336
                             2009        $11.979      $14.588          340
                             2010        $14.588      $15.684          357
                             2011        $15.684      $12.730          395
                             2012        $12.730      $15.163          366
                             2013        $15.163      $18.975          146

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.912      $14.211            0
                             2005        $14.211      $15.109            0
                             2006        $15.109      $16.822            0
                             2007        $16.822      $15.585            0
                             2008        $15.585      $ 9.205            0
                             2009        $ 9.205      $11.767            0
                             2010        $11.767      $13.098            0
                             2011        $13.098      $12.804            0
                             2012        $12.804      $14.616            0
                             2013        $14.616      $19.298            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.792      $ 9.631          129
                             2005        $ 9.631      $ 9.649          705
                             2006        $ 9.649      $ 9.843          740
                             2007        $ 9.843      $10.077        1,075
                             2008        $10.077      $10.099          716
                             2009        $10.099      $ 9.888          930
                             2010        $ 9.888      $ 9.665        1,025
                             2011        $ 9.665      $ 9.446        1,013
                             2012        $ 9.446      $ 9.230        1,123
                             2013        $ 9.230      $ 9.019        1,092
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.413      $14.457        1,543
                             2005        $14.457      $15.540        1,456
                             2006        $15.540      $16.485        1,389
                             2007        $16.485      $17.030            0
                             2008        $17.030      $10.192            0
                             2009        $10.192      $13.159            0
                             2010        $13.159      $15.373            0
                             2011        $15.373      $14.258            0
                             2012        $14.258      $16.265            0
                             2013        $16.265      $21.685            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.484      $16.336            0
                             2005        $16.336      $16.904          108
                             2006        $16.904      $19.163          102
                             2007        $19.163      $17.806          346
                             2008        $17.806      $ 9.611          414
                             2009        $ 9.611      $ 9.041            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.015      $13.679            0
                             2005        $13.679      $14.036            0
                             2006        $14.036      $15.267            0
                             2007        $15.267      $14.999            0
                             2008        $14.999      $ 9.006            0
                             2009        $ 9.006      $11.720            0
                             2010        $11.720      $13.328            0
                             2011        $13.328      $12.795            0
                             2012        $12.795      $14.742            0
                             2013        $14.742      $19.210            0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.479      $15.621            0
                             2005        $15.621      $17.118            0
                             2006        $17.118      $17.639            0
                             2007        $17.639      $17.890            0
                             2008        $17.890      $ 9.518            0
                             2009        $ 9.518      $12.904            0
                             2010        $12.904      $14.670            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.322      $12.646        7,761
                             2005        $12.646      $13.060        5,373
                             2006        $13.060      $13.456        4,506
                             2007        $13.456      $13.872          322
                             2008        $13.872      $ 8.534          354
                             2009        $ 8.534      $13.667          292
                             2010        $13.667      $16.132          276
                             2011        $16.132      $12.950          300
                             2012        $12.950      $14.453          311
                             2013        $14.453      $20.297            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.788      $14.831            0
                             2005        $14.831      $16.251            0
                             2006        $16.251      $17.595            0
                             2007        $17.595      $18.289            0
                             2008        $18.289      $15.193            0
                             2009        $15.193      $19.316            0
                             2010        $19.316      $20.713            0
                             2011        $20.713      $21.633            0
                             2012        $21.633      $24.915            0
                             2013        $24.915      $22.212            0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.019            0
                             2005        $11.019      $12.057            0
                             2006        $12.057      $14.315            0
                             2007        $14.315      $15.354            0
                             2008        $15.354      $10.660            0
                             2009        $10.660      $13.495            0
                             2010        $13.495      $15.039            0
                             2011        $15.039      $16.025            0
                             2012        $16.025      $18.098            0
                             2013        $18.098      $21.161            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.712         138
                             2005        $10.712      $12.112         138
                             2006        $12.112      $12.321         138
                             2007        $12.321      $14.674         137
                             2008        $14.674      $ 7.285         137
                             2009        $ 7.285      $11.785         137
                             2010        $11.785      $14.148         136
                             2011        $14.148      $13.438         136
                             2012        $13.438      $15.017         136
                             2013        $15.017      $21.728         136
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.687           0
                             2005        $10.687      $12.059           0
                             2006        $12.059      $12.233           0
                             2007        $12.233      $14.540           0
                             2008        $14.540      $ 7.196           0
                             2009        $ 7.196      $11.612           0
                             2010        $11.612      $13.912           0
                             2011        $13.912      $13.180           0
                             2012        $13.180      $14.688           0
                             2013        $14.688      $21.201           0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.786           0
                             2007        $ 9.786      $11.723         495
                             2008        $11.723      $ 6.091         573
                             2009        $ 6.091      $ 9.366         456
                             2010        $ 9.366      $12.106         373
                             2011        $12.106      $10.980         381
                             2012        $10.980      $11.639         379
                             2013        $11.639      $15.635         311
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.529      $15.724           0
                             2005        $15.724      $17.345           0
                             2006        $17.345      $18.954           0
                             2007        $18.954      $19.066           0
                             2008        $19.066      $11.096           0
                             2009        $11.096      $15.899           0
                             2010        $15.899      $19.662           0
                             2011        $19.662      $17.538           0
                             2012        $17.538      $19.655           0
                             2013        $19.655      $32.905           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.421      $19.174        1,193
                             2005        $19.174      $21.875        1,047
                             2006        $21.875      $29.428          799
                             2007        $29.428      $23.784            0
                             2008        $23.784      $14.395            0
                             2009        $14.395      $18.072            0
                             2010        $18.072      $22.873            0
                             2011        $22.873      $23.616            0
                             2012        $23.616      $26.678            0
                             2013        $26.678      $26.524            0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.825            0
                             2005        $ 9.825      $ 9.834            0
                             2006        $ 9.834      $10.010            0
                             2007        $10.010      $10.215            0
                             2008        $10.215      $10.160            0
                             2009        $10.160      $ 9.936            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT
  OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.15


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.217             0
                             2007        $10.217      $11.703        32,743
                             2008        $11.703      $ 6.550             0
                             2009        $ 6.550      $ 8.665             0
                             2010        $ 8.665      $ 9.895         3,165
                             2011        $ 9.895      $ 9.395         3,238
                             2012        $ 9.395      $10.655         1,212
                             2013        $10.655      $13.627         2,506
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.408             0
                             2007        $10.408      $11.019             0
                             2008        $11.019      $ 8.053             0
                             2009        $ 8.053      $ 9.748             0
                             2010        $ 9.748      $10.715             0
                             2011        $10.715      $10.420             0
                             2012        $10.420      $11.354             0
                             2013        $11.354      $12.552             0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.438             0
                             2007        $10.438      $11.208             0
                             2008        $11.208      $ 7.355             0
                             2009        $ 7.355      $ 9.234             0
                             2010        $ 9.234      $10.310             0
                             2011        $10.310      $ 9.944             0
                             2012        $ 9.944      $10.980             0
                             2013        $10.980      $12.400             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.446             0
                             2007        $10.446      $11.331             0
                             2008        $11.331      $ 6.841             0
                             2009        $ 6.841      $ 8.765             0
                             2010        $ 8.765      $ 9.920             0
                             2011        $ 9.920      $ 9.414             0
                             2012        $ 9.414      $10.589             0
                             2013        $10.589      $12.555             0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.299             0
                             2007        $10.299      $10.652             0
                             2008        $10.652      $ 9.289             0
                             2009        $ 9.289      $10.400             0
                             2010        $10.400      $10.893             0
                             2011        $10.893      $10.787             0
                             2012        $10.787      $11.193             0
                             2013        $11.193      $11.500             0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.696             0
                             2007        $ 9.696      $11.581             0
                             2008        $11.581      $ 6.246             0
                             2009        $ 6.246      $ 8.809             0
                             2010        $ 8.809      $10.304             0
                             2011        $10.304      $10.109             0
                             2012        $10.109      $11.666             0
                             2013        $11.666      $15.336             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.768             0
                             2007        $10.768      $11.060         3,998
                             2008        $11.060      $ 6.787             0
                             2009        $ 6.787      $ 8.372             0
                             2010        $ 8.372      $ 9.380             0
                             2011        $ 9.380      $ 9.325         1,688
                             2012        $ 9.325      $10.529             0
                             2013        $10.529      $13.564         2,739
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.828         8,266
                             2007        $ 9.828      $11.069        46,635
                             2008        $11.069      $ 6.528        11,201
                             2009        $ 6.528      $ 8.910         9,710
                             2010        $ 8.910      $11.187         1,872
                             2011        $11.187      $ 9.740             0
                             2012        $ 9.740      $10.897             0
                             2013        $10.897      $14.460             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.316      $14.385        19,491
                             2005        $14.385      $14.543        26,635
                             2006        $14.543      $16.584        21,592
                             2007        $16.584      $15.593        17,200
                             2008        $15.593      $ 9.876        13,134
                             2009        $ 9.876      $12.206         7,733
                             2010        $12.206      $13.909         6,385
                             2011        $13.909      $13.911         6,606
                             2012        $13.911      $15.246         3,000
                             2013        $15.246      $19.298         2,754
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.183             0
                             2005        $11.183      $11.097             0
                             2006        $11.097      $12.815         2,117
                             2007        $12.815      $12.984             0
                             2008        $12.984      $ 8.919             0
                             2009        $ 8.919      $11.812             0
                             2010        $11.812      $12.997         8,581
                             2011        $12.997      $12.996         1,473
                             2012        $12.996      $14.297         3,478
                             2013        $14.297      $15.910             0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.505             0
                             2005        $10.505      $10.369         7,042
                             2006        $10.369      $11.230        10,074
                             2007        $11.230      $11.650         6,456
                             2008        $11.650      $ 7.448         7,794
                             2009        $ 7.448      $ 9.437         3,277
                             2010        $ 9.437      $10.284         3,180
                             2011        $10.284      $ 9.893         3,107
                             2012        $ 9.893      $10.856         2,872
                             2013        $10.856      $13.638         2,602
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.480      $17.500         9,649
                             2005        $17.500      $18.590        10,285
                             2006        $18.590      $21.239        26,689
                             2007        $21.239      $20.246        16,507
                             2008        $20.246      $13.243        12,296
                             2009        $13.243      $16.704         9,185
                             2010        $16.704      $20.918         9,067
                             2011        $20.918      $19.661         7,899
                             2012        $19.661      $22.730         7,681
                             2013        $22.730      $30.243         6,626

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.457      $16.827             0
                             2005        $16.827      $17.221             0
                             2006        $17.221      $18.281             0
                             2007        $18.281      $19.858             0
                             2008        $19.858      $11.151             0
                             2009        $11.151      $15.636             0
                             2010        $15.636      $19.489             0
                             2011        $19.489      $18.114             0
                             2012        $18.114      $19.609             0
                             2013        $19.609      $26.457             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.200           404
                             2005        $10.200      $10.202           414
                             2006        $10.202      $10.364           441
                             2007        $10.364      $10.789           417
                             2008        $10.789      $11.336        38,631
                             2009        $11.336      $11.414        47,685
                             2010        $11.414      $11.735        46,800
                             2011        $11.735      $12.113        45,496
                             2012        $12.113      $12.052        45,178
                             2013        $12.052      $11.506        32,011
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.962        19,014
                             2007        $10.962      $11.973        22,609
                             2008        $11.973      $ 8.365        15,810
                             2009        $ 8.365      $10.074        15,105
                             2010        $10.074      $11.015         9,335
                             2011        $11.015      $10.440         2,221
                             2012        $10.440      $11.557         2,207
                             2013        $11.557      $14.403         2,605
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.615      $13.876        16,793
                             2005        $13.876      $14.983        17,701
                             2006        $14.983      $17.323        16,904
                             2007        $17.323      $17.504        14,526
                             2008        $17.504      $10.750         6,819
                             2009        $10.750      $13.233         4,473
                             2010        $13.233      $14.371         2,815
                             2011        $14.371      $13.889         2,473
                             2012        $13.889      $15.495         1,731
                             2013        $15.495      $19.409         1,498
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.779      $20.436         4,327
                             2005        $20.436      $25.434         6,625
                             2006        $25.434      $31.818         9,219
                             2007        $31.818      $40.013        21,406
                             2008        $40.013      $18.480         6,994
                             2009        $18.480      $31.149         6,506
                             2010        $31.149      $35.771         5,499
                             2011        $35.771      $29.396         3,603
                             2012        $29.396      $32.485         3,448
                             2013        $32.485      $31.432         3,287

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.522      $15.652        12,661
                             2005        $15.652      $16.842        14,689
                             2006        $16.842      $19.976        32,069
                             2007        $19.976      $22.521        67,484
                             2008        $22.521      $13.113        23,562
                             2009        $13.113      $17.550        23,017
                             2010        $17.550      $18.580        18,728
                             2011        $18.580      $16.216        15,581
                             2012        $16.216      $18.723        15,278
                             2013        $18.723      $22.486        13,387
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.816      $14.360             0
                             2005        $14.360      $13.593             0
                             2006        $13.593      $14.972             0
                             2007        $14.972      $16.228             0
                             2008        $16.228      $16.832             0
                             2009        $16.832      $19.509             0
                             2010        $19.509      $21.806             0
                             2011        $21.806      $21.112             0
                             2012        $21.112      $23.722             0
                             2013        $23.722      $23.545             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.671      $12.171        11,270
                             2005        $12.171      $12.795        13,409
                             2006        $12.795      $12.824        19,759
                             2007        $12.824      $14.607        31,242
                             2008        $14.607      $ 7.258        20,894
                             2009        $ 7.258      $11.742        18,777
                             2010        $11.742      $13.711        20,728
                             2011        $13.711      $12.535        19,024
                             2012        $12.535      $13.881        19,112
                             2013        $13.881      $18.951        15,434

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.249         5,681
                             2005        $11.249      $12.339         5,921
                             2006        $12.339      $14.545         6,910
                             2007        $14.545      $15.317         6,780
                             2008        $15.317      $ 8.782         8,044
                             2009        $ 8.782      $11.939         7,606
                             2010        $11.939      $14.253         8,909
                             2011        $14.253      $14.049         8,174
                             2012        $14.049      $16.094         7,662
                             2013        $16.094      $21.103         7,154
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.242             0
                             2005        $11.242      $12.314             0
                             2006        $12.314      $14.507         8,965
                             2007        $14.507      $15.262        12,347
                             2008        $15.262      $ 8.731        18,974
                             2009        $ 8.731      $11.866        17,687
                             2010        $11.866      $14.159        11,305
                             2011        $14.159      $13.942         8,099
                             2012        $13.942      $15.940         7,768
                             2013        $15.940      $20.850         7,332
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.285            13
                             2005        $11.285      $11.475         3,068
                             2006        $11.475      $13.006        12,321
                             2007        $13.006      $12.404         8,978
                             2008        $12.404      $ 7.776         2,802
                             2009        $ 7.776      $ 9.752           642
                             2010        $ 9.752      $11.019           545
                             2011        $11.019      $10.534           515
                             2012        $10.534      $12.234           462
                             2013        $12.234      $16.208           289
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.911           378
                             2005        $10.911      $11.443           369
                             2006        $11.443      $12.581           363
                             2007        $12.581      $12.698           355
                             2008        $12.698      $ 9.588           333
                             2009        $ 9.588      $11.470           333
                             2010        $11.470      $12.549           328
                             2011        $12.549      $12.097             0
                             2012        $12.097      $13.276             0
                             2013        $13.276      $16.192             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.279      $14.800        20,631
                             2005        $14.800      $15.859        16,708
                             2006        $15.859      $17.963        15,952
                             2007        $17.963      $17.983        13,615
                             2008        $17.983      $11.905        12,805
                             2009        $11.905      $14.430         6,298
                             2010        $14.430      $15.810         6,118
                             2011        $15.810      $15.092         4,833
                             2012        $15.092      $16.852         4,130
                             2013        $16.852      $22.016         2,638
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.073           543
                             2005        $11.073      $12.017           541
                             2006        $12.017      $12.314           539
                             2007        $12.314      $14.140           537
                             2008        $14.140      $ 7.341           535
                             2009        $ 7.341      $11.212           532
                             2010        $11.212      $13.936           503
                             2011        $13.936      $12.336             0
                             2012        $12.336      $13.448             0
                             2013        $13.448      $17.940             0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.343         1,877
                             2005        $10.343      $10.234         7,713
                             2006        $10.234      $10.927         5,379
                             2007        $10.927      $11.330         3,520
                             2008        $11.330      $ 9.125         3,312
                             2009        $ 9.125      $11.969         2,769
                             2010        $11.969      $13.128         4,858
                             2011        $13.128      $13.384         3,161
                             2012        $13.384      $14.708         6,373
                             2013        $14.708      $15.538         5,488
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.891             0
                             2005        $10.891      $11.376             0
                             2006        $11.376      $12.738         6,339
                             2007        $12.738      $13.274         6,242
                             2008        $13.274      $ 9.247         1,931
                             2009        $ 9.247      $11.376         1,878
                             2010        $11.376      $13.224           419
                             2011        $13.224      $12.335           422
                             2012        $12.335      $13.320           433
                             2013        $13.320      $17.661           405

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.875         1,800
                             2005        $10.875      $10.967         1,014
                             2006        $10.967      $12.561             0
                             2007        $12.561      $12.687             0
                             2008        $12.687      $ 7.877         1,536
                             2009        $ 7.877      $ 9.146         1,674
                             2010        $ 9.146      $10.488         1,698
                             2011        $10.488      $ 9.620         1,616
                             2012        $ 9.620      $10.530         1,636
                             2013        $10.530      $13.975         1,550
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.123             9
                             2005        $11.123      $11.366            54
                             2006        $11.366      $11.977        15,641
                             2007        $11.977      $14.184        46,502
                             2008        $14.184      $ 8.554        10,707
                             2009        $ 8.554      $12.159        10,269
                             2010        $12.159      $14.597         9,542
                             2011        $14.597      $12.824         5,656
                             2012        $12.824      $14.289         5,319
                             2013        $14.289      $19.129         5,022
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.106         3,007
                             2005        $11.106      $11.739        12,765
                             2006        $11.739      $12.867         8,745
                             2007        $12.867      $12.637         6,909
                             2008        $12.637      $ 7.484         6,360
                             2009        $ 7.484      $ 9.254         3,921
                             2010        $ 9.254      $11.336         5,197
                             2011        $11.336      $10.627         2,700
                             2012        $10.627      $11.888         2,550
                             2013        $11.888      $15.130         3,007
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.235      $12.739         5,440
                             2005        $12.739      $13.047        16,685
                             2006        $13.047      $13.721        10,355
                             2007        $13.721      $15.255        12,457
                             2008        $15.255      $ 8.095         7,171
                             2009        $ 8.095      $11.396         4,578
                             2010        $11.396      $12.147         4,361
                             2011        $12.147      $11.701         4,035
                             2012        $11.701      $13.004         2,560
                             2013        $13.004      $16.437         2,261

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.021      $13.962         1,567
                             2005        $13.962      $14.137         2,333
                             2006        $14.137      $15.306         2,029
                             2007        $15.306      $15.467         2,014
                             2008        $15.467      $ 8.516         1,285
                             2009        $ 8.516      $10.114         1,318
                             2010        $10.114      $11.129         1,313
                             2011        $11.129      $10.911         1,286
                             2012        $10.911      $11.945            98
                             2013        $11.945      $13.163            98
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.091             0
                             2005        $10.091      $10.085             0
                             2006        $10.085      $10.336         1,443
                             2007        $10.336      $10.505         1,486
                             2008        $10.505      $ 6.251         1,593
                             2009        $ 6.251      $ 6.657         1,917
                             2010        $ 6.657      $ 7.234         1,939
                             2011        $ 7.234      $ 7.626         1,784
                             2012        $ 7.626      $ 8.204         1,362
                             2013        $ 8.204      $ 7.982         1,602
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.321      $14.371         7,285
                             2005        $14.371      $15.718         7,525
                             2006        $15.718      $15.765        13,746
                             2007        $15.765      $16.324        11,803
                             2008        $16.324      $ 8.096        11,460
                             2009        $ 8.096      $10.457         9,000
                             2010        $10.457      $12.987         8,577
                             2011        $12.987      $12.790         6,611
                             2012        $12.790      $14.509         6,353
                             2013        $14.509      $19.217         3,996
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.154      $16.433         6,411
                             2005        $16.433      $18.306         7,622
                             2006        $18.306      $20.984         5,405
                             2007        $20.984      $21.736         4,411
                             2008        $21.736      $12.666         1,478
                             2009        $12.666      $17.237         1,477
                             2010        $17.237      $19.477         1,476
                             2011        $19.477      $17.400         1,475
                             2012        $17.400      $20.552         1,191
                             2013        $20.552      $25.489         1,565

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.069      $12.780        15,035
                             2005        $12.780      $12.792        27,673
                             2006        $12.792      $13.397        40,404
                             2007        $13.397      $14.331        31,785
                             2008        $14.331      $11.969        31,688
                             2009        $11.969      $13.840        26,131
                             2010        $13.840      $15.513        28,788
                             2011        $15.513      $15.249        26,509
                             2012        $15.249      $16.850        32,106
                             2013        $16.850      $16.395        30,595
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.885      $13.683         4,444
                             2005        $13.683      $13.631         4,618
                             2006        $13.631      $14.541         4,301
                             2007        $14.541      $14.133         4,030
                             2008        $14.133      $ 2.957         6,872
                             2009        $ 2.957      $ 3.637         6,420
                             2010        $ 3.637      $ 4.065         9,784
                             2011        $ 4.065      $ 3.869         3,537
                             2012        $ 3.869      $ 4.272             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.563      $13.391        11,415
                             2005        $13.391      $13.829        19,524
                             2006        $13.829      $15.500        24,527
                             2007        $15.500      $15.764        19,099
                             2008        $15.764      $ 9.448        28,507
                             2009        $ 9.448      $11.810        22,851
                             2010        $11.810      $13.359        14,559
                             2011        $13.359      $13.006        13,472
                             2012        $13.006      $14.811        10,822
                             2013        $14.811      $19.012        10,043
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.581      $16.971         7,490
                             2005        $16.971      $18.186        10,717
                             2006        $18.186      $20.365        18,815
                             2007        $20.365      $19.609        17,633
                             2008        $19.609      $11.872        14,648
                             2009        $11.872      $15.870        12,645
                             2010        $15.870      $19.072        12,199
                             2011        $19.072      $18.183        10,245
                             2012        $18.183      $20.894        10,081
                             2013        $20.894      $28.695         9,115

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.110        7,918
                             2010        $12.110      $13.317        4,227
                             2011        $13.317      $13.256        4,808
                             2012        $13.256      $15.444        3,446
                             2013        $15.444      $19.973        2,195
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.015      $12.697          788
                             2005        $12.697      $12.896          828
                             2006        $12.896      $14.097          823
                             2007        $14.097      $13.897          821
                             2008        $13.897      $ 8.045          446
                             2009        $ 8.045      $ 9.870          442
                             2010        $ 9.870      $10.682          444
                             2011        $10.682      $10.722           55
                             2012        $10.722      $11.783           55
                             2013        $11.783      $13.590            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.362      $13.173        7,117
                             2005        $13.173      $13.763        7,789
                             2006        $13.763      $15.170        7,483
                             2007        $15.170      $15.248        5,390
                             2008        $15.248      $ 9.929        5,189
                             2009        $ 9.929      $13.111        3,553
                             2010        $13.111      $14.685        3,531
                             2011        $14.685      $14.282        3,156
                             2012        $14.282      $15.927        2,343
                             2013        $15.927      $18.587        2,291
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.239      $11.758        1,842
                             2005        $11.758      $12.999        2,363
                             2006        $12.999      $13.050        3,346
                             2007        $13.050      $12.667        3,518
                             2008        $12.667      $10.258        2,819
                             2009        $10.258      $12.623        3,218
                             2010        $12.623      $12.632        4,412
                             2011        $12.632      $12.192        4,494
                             2012        $12.192      $14.557        4,139
                             2013        $14.557      $20.140        3,705

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.978      $16.600             0
                             2005        $16.600      $17.603             0
                             2006        $17.603      $21.840             0
                             2007        $21.840      $25.579             0
                             2008        $25.579      $17.364             0
                             2009        $17.364      $18.205             0
                             2010        $18.205      $18.105             0
                             2011        $18.105      $16.726             0
                             2012        $16.726      $17.157             0
                             2013        $17.157      $19.070             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.429      $14.572         3,707
                             2005        $14.572      $14.976         2,941
                             2006        $14.976      $16.954         2,897
                             2007        $16.954      $15.555         3,301
                             2008        $15.555      $ 9.312         3,106
                             2009        $ 9.312      $11.805         3,275
                             2010        $11.805      $13.187         3,484
                             2011        $13.187      $12.281         3,547
                             2012        $12.281      $14.288         3,355
                             2013        $14.288      $18.933         2,826
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.270      $14.325         7,971
                             2005        $14.325      $14.424         8,365
                             2006        $14.424      $15.570         7,902
                             2007        $15.570      $15.629         7,905
                             2008        $15.629      $11.284         6,817
                             2009        $11.284      $16.551         6,473
                             2010        $16.551      $18.433         7,219
                             2011        $18.433      $18.319         6,756
                             2012        $18.319      $20.753         6,514
                             2013        $20.753      $21.860         7,979
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.383      $10.590         9,755
                             2005        $10.590      $10.587        17,586
                             2006        $10.587      $10.807        21,249
                             2007        $10.807      $11.105        14,789
                             2008        $11.105      $ 8.250        13,861
                             2009        $ 8.250      $11.816         8,869
                             2010        $11.816      $12.679         7,468
                             2011        $12.679      $13.002         6,744
                             2012        $13.002      $14.061         6,482
                             2013        $14.061      $13.989         7,107
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.307      $15.100         1,793
                             2005        $15.100      $16.546         2,678
                             2006        $16.546      $20.640        23,947
                             2007        $20.640      $21.841        24,842
                             2008        $21.841      $11.954        10,114
                             2009        $11.954      $14.550        11,576
                             2010        $14.550      $15.635         6,598
                             2011        $15.635      $12.684         4,676
                             2012        $12.684      $15.101         4,630
                             2013        $15.101      $18.888         3,557

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.918      $14.211             0
                             2005        $14.211      $15.101             0
                             2006        $15.101      $16.804             0
                             2007        $16.804      $15.561             0
                             2008        $15.561      $ 9.186             0
                             2009        $ 9.186      $11.737             0
                             2010        $11.737      $13.058             0
                             2011        $13.058      $12.758         1,233
                             2012        $12.758      $14.556             0
                             2013        $14.556      $19.209             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.797      $ 9.631        43,551
                             2005        $ 9.631      $ 9.644        59,106
                             2006        $ 9.644      $ 9.833        62,338
                             2007        $ 9.833      $10.061        70,602
                             2008        $10.061      $10.078       332,949
                             2009        $10.078      $ 9.863        49,847
                             2010        $ 9.863      $ 9.636         7,132
                             2011        $ 9.636      $ 9.412         3,046
                             2012        $ 9.412      $ 9.192         1,844
                             2013        $ 9.192      $ 8.978         1,938
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.420      $14.457         1,155
                             2005        $14.457      $15.532           432
                             2006        $15.532      $16.468           440
                             2007        $16.468      $17.003           433
                             2008        $17.003      $10.171           434
                             2009        $10.171      $13.125           436
                             2010        $13.125      $15.325           798
                             2011        $15.325      $14.207           798
                             2012        $14.207      $16.199           717
                             2013        $16.199      $21.584           591
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.491      $16.336         8,573
                             2005        $16.336      $16.895        10,862
                             2006        $16.895      $19.143         9,776
                             2007        $19.143      $17.779         9,363
                             2008        $17.779      $ 9.591         9,703
                             2009        $ 9.591      $ 9.022             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.021      $13.678             0
                             2005        $13.678      $14.029             0
                             2006        $14.029      $15.251             0
                             2007        $15.251      $14.976             0
                             2008        $14.976      $ 8.987             0
                             2009        $ 8.987      $11.690             0
                             2010        $11.690      $13.286             0
                             2011        $13.286      $12.749             0
                             2012        $12.749      $14.681             0
                             2013        $14.681      $19.121             0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.485      $15.620         1,263
                             2005        $15.620      $17.109         1,867
                             2006        $17.109      $17.621         1,853
                             2007        $17.621      $17.862           366
                             2008        $17.862      $ 9.498           379
                             2009        $ 9.498      $12.871           392
                             2010        $12.871      $14.627             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.328      $12.645        21,243
                             2005        $12.645      $13.054        17,261
                             2006        $13.054      $13.442        18,439
                             2007        $13.442      $13.850        12,788
                             2008        $13.850      $ 8.517        11,434
                             2009        $ 8.517      $13.632         8,772
                             2010        $13.632      $16.082         7,421
                             2011        $16.082      $12.903         6,819
                             2012        $12.903      $14.393         5,875
                             2013        $14.393      $20.203         4,062
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.795      $14.830         1,476
                             2005        $14.830      $16.242         3,061
                             2006        $16.242      $17.577         3,198
                             2007        $17.577      $18.261         1,408
                             2008        $18.261      $15.162         5,109
                             2009        $15.162      $19.266         5,418
                             2010        $19.266      $20.649         2,419
                             2011        $20.649      $21.555         1,047
                             2012        $21.555      $24.812           892
                             2013        $24.812      $22.110           691
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.013             7
                             2005        $11.013      $12.044           774
                             2006        $12.044      $14.293        21,010
                             2007        $14.293      $15.322        11,365
                             2008        $15.322      $10.633        10,648
                             2009        $10.633      $13.454        11,762
                             2010        $13.454      $14.985         7,141
                             2011        $14.985      $15.960         1,838
                             2012        $15.960      $18.015         1,824
                             2013        $18.015      $21.053         3,301

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.708         1,923
                             2005        $10.708      $12.102         1,816
                             2006        $12.102      $12.304         1,826
                             2007        $12.304      $14.647         1,488
                             2008        $14.647      $ 7.268         1,527
                             2009        $ 7.268      $11.751         1,454
                             2010        $11.751      $14.100         1,367
                             2011        $14.100      $13.385           384
                             2012        $13.385      $14.951           309
                             2013        $14.951      $21.620           239
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.683         1,354
                             2005        $10.683      $12.049         6,674
                             2006        $12.049      $12.216             0
                             2007        $12.216      $14.513             0
                             2008        $14.513      $ 7.179             0
                             2009        $ 7.179      $11.578             0
                             2010        $11.578      $13.864             0
                             2011        $13.864      $13.129             0
                             2012        $13.129      $14.623             0
                             2013        $14.623      $21.096             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.783         9,091
                             2007        $ 9.783      $11.713       109,479
                             2008        $11.713      $ 6.083         2,678
                             2009        $ 6.083      $ 9.349         2,479
                             2010        $ 9.349      $12.077           455
                             2011        $12.077      $10.948           489
                             2012        $10.948      $11.599           450
                             2013        $11.599      $15.574           817
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.524      $15.711           678
                             2005        $15.711      $17.321         3,079
                             2006        $17.321      $18.919         3,447
                             2007        $18.919      $19.021         2,651
                             2008        $19.021      $11.064         1,394
                             2009        $11.064      $15.845         1,248
                             2010        $15.845      $19.584         1,487
                             2011        $19.584      $17.460         1,458
                             2012        $17.460      $19.558         1,549
                             2013        $19.558      $32.726         1,272

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.429      $19.174         4,667
                             2005        $19.174      $21.864         4,859
                             2006        $21.864      $29.398        18,469
                             2007        $29.398      $23.747        11,729
                             2008        $23.747      $14.365         8,527
                             2009        $14.365      $18.026         8,234
                             2010        $18.026      $22.802         6,873
                             2011        $22.802      $23.531         5,465
                             2012        $23.531      $26.569         3,735
                             2013        $26.569      $26.402         3,809
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.820         3,095
                             2005        $ 9.820      $ 9.824         2,463
                             2006        $ 9.824      $ 9.994         2,465
                             2007        $ 9.994      $10.194         2,277
                             2008        $10.194      $10.134        22,200
                             2009        $10.134      $ 9.906             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.25


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.210          0
                             2007        $10.210      $11.683          0
                             2008        $11.683      $ 6.532          0
                             2009        $ 6.532      $ 8.633          0
                             2010        $ 8.633      $ 9.848          0
                             2011        $ 9.848      $ 9.340          0
                             2012        $ 9.340      $10.583          0
                             2013        $10.583      $13.521          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.401          0
                             2007        $10.401      $11.000          0
                             2008        $11.000      $ 8.031          0
                             2009        $ 8.031      $ 9.711          0
                             2010        $ 9.711      $10.663          0
                             2011        $10.663      $10.359          0
                             2012        $10.359      $11.277          0
                             2013        $11.277      $12.453          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.430          0
                             2007        $10.430      $11.189          0
                             2008        $11.189      $ 7.335          0
                             2009        $ 7.335      $ 9.199          0
                             2010        $ 9.199      $10.261          0
                             2011        $10.261      $ 9.887          0
                             2012        $ 9.887      $10.905          0
                             2013        $10.905      $12.303          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.439          0
                             2007        $10.439      $11.311          0
                             2008        $11.311      $ 6.823          0
                             2009        $ 6.823      $ 8.732          0
                             2010        $ 8.732      $ 9.872          0
                             2011        $ 9.872      $ 9.359          0
                             2012        $ 9.359      $10.517          0
                             2013        $10.517      $12.457          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.292          0
                             2007        $10.292      $10.634          0
                             2008        $10.634      $ 9.264          0
                             2009        $ 9.264      $10.361          0
                             2010        $10.361      $10.841          0
                             2011        $10.841      $10.724          0
                             2012        $10.724      $11.117          0
                             2013        $11.117      $11.410          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.690          0
                             2007        $ 9.690      $11.561          0
                             2008        $11.561      $ 6.229          0
                             2009        $ 6.229      $ 8.776          0
                             2010        $ 8.776      $10.255          0
                             2011        $10.255      $10.050          0
                             2012        $10.050      $11.586          0
                             2013        $11.586      $15.216          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.761          0
                             2007        $10.761      $11.041          0
                             2008        $11.041      $ 6.769          0
                             2009        $ 6.769      $ 8.340          0
                             2010        $ 8.340      $ 9.335          0
                             2011        $ 9.335      $ 9.271          0
                             2012        $ 9.271      $10.458          0
                             2013        $10.458      $13.458          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.821          0
                             2007        $ 9.821      $11.050          0
                             2008        $11.050      $ 6.510          0
                             2009        $ 6.510      $ 8.876          0
                             2010        $ 8.876      $11.134          0
                             2011        $11.134      $ 9.684          0
                             2012        $ 9.684      $10.823          0
                             2013        $10.823      $14.346          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.296      $14.349          0
                             2005        $14.349      $14.492          0
                             2006        $14.492      $16.508          0
                             2007        $16.508      $15.506          0
                             2008        $15.506      $ 9.811          0
                             2009        $ 9.811      $12.113          0
                             2010        $12.113      $13.789          0
                             2011        $13.789      $13.777          0
                             2012        $13.777      $15.084          0
                             2013        $15.084      $19.072          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.175          0
                             2005        $11.175      $11.078          0
                             2006        $11.078      $12.780          0
                             2007        $12.780      $12.935          0
                             2008        $12.935      $ 8.877          0
                             2009        $ 8.877      $11.743          0
                             2010        $11.743      $12.909          0
                             2011        $12.909      $12.895          0
                             2012        $12.895      $14.171          0
                             2013        $14.171      $15.753          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.503          0
                             2005        $10.503      $10.356          0
                             2006        $10.356      $11.205          0
                             2007        $11.205      $11.611          0
                             2008        $11.611      $ 7.416          0
                             2009        $ 7.416      $ 9.386          0
                             2010        $ 9.386      $10.219          0
                             2011        $10.219      $ 9.820          0
                             2012        $ 9.820      $10.765          0
                             2013        $10.765      $13.509          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.458      $17.455          0
                             2005        $17.455      $18.524          0
                             2006        $18.524      $21.142          0
                             2007        $21.142      $20.132          0
                             2008        $20.132      $13.156          0
                             2009        $13.156      $16.577          0
                             2010        $16.577      $20.737          0
                             2011        $20.737      $19.471          0
                             2012        $19.471      $22.488          0
                             2013        $22.488      $29.890          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.433      $16.784          0
                             2005        $16.784      $17.160          0
                             2006        $17.160      $18.198          0
                             2007        $18.198      $19.747          0
                             2008        $19.747      $11.078          0
                             2009        $11.078      $15.517          0
                             2010        $15.517      $19.320          0
                             2011        $19.320      $17.939          0
                             2012        $17.939      $19.399          0
                             2013        $19.399      $26.148          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.193          0
                             2005        $10.193      $10.184          0
                             2006        $10.184      $10.336          0
                             2007        $10.336      $10.748          0
                             2008        $10.748      $11.282          0
                             2009        $11.282      $11.347          0
                             2010        $11.347      $11.656          0
                             2011        $11.656      $12.018          0
                             2012        $12.018      $11.945          0
                             2013        $11.945      $11.393          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.955          0
                             2007        $10.955      $11.952          0
                             2008        $11.952      $ 8.342          0
                             2009        $ 8.342      $10.036          0
                             2010        $10.036      $10.963          0
                             2011        $10.963      $10.379          0
                             2012        $10.379      $11.478          0
                             2013        $11.478      $14.290          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.596      $13.841          0
                             2005        $13.841      $14.929          0
                             2006        $14.929      $17.243          0
                             2007        $17.243      $17.406          0
                             2008        $17.406      $10.679          0
                             2009        $10.679      $13.132          0
                             2010        $13.132      $14.247          0
                             2011        $14.247      $13.755          0
                             2012        $13.755      $15.330          0
                             2013        $15.330      $19.183          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.754      $20.384          0
                             2005        $20.384      $25.344          0
                             2006        $25.344      $31.673          0
                             2007        $31.673      $39.789          0
                             2008        $39.789      $18.358          0
                             2009        $18.358      $30.911          0
                             2010        $30.911      $35.462          0
                             2011        $35.462      $29.112          0
                             2012        $29.112      $32.138          0
                             2013        $32.138      $31.064          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.501      $15.612          0
                             2005        $15.612      $16.782          0
                             2006        $16.782      $19.885          0
                             2007        $19.885      $22.395          0
                             2008        $22.395      $13.026          0
                             2009        $13.026      $17.416          0
                             2010        $17.416      $18.420          0
                             2011        $18.420      $16.060          0
                             2012        $16.060      $18.523          0
                             2013        $18.523      $22.223          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.796      $14.324          0
                             2005        $14.324      $13.545          0
                             2006        $13.545      $14.903          0
                             2007        $14.903      $16.137          0
                             2008        $16.137      $16.721          0
                             2009        $16.721      $19.360          0
                             2010        $19.360      $21.617          0
                             2011        $21.617      $20.908          0
                             2012        $20.908      $23.469          0
                             2013        $23.469      $23.270          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.654      $12.140          0
                             2005        $12.140      $12.749          0
                             2006        $12.749      $12.765          0
                             2007        $12.765      $14.525          0
                             2008        $14.525      $ 7.210          0
                             2009        $ 7.210      $11.652          0
                             2010        $11.652      $13.592          0
                             2011        $13.592      $12.414          0
                             2012        $12.414      $13.733          0
                             2013        $13.733      $18.729          0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.241          0
                             2005        $11.241      $12.318          0
                             2006        $12.318      $14.505          0
                             2007        $14.505      $15.260          0
                             2008        $15.260      $ 8.740          0
                             2009        $ 8.740      $11.870          0
                             2010        $11.870      $14.156          0
                             2011        $14.156      $13.939          0
                             2012        $13.939      $15.951          0
                             2013        $15.951      $20.895          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.234          0
                             2005        $11.234      $12.293          0
                             2006        $12.293      $14.467          0
                             2007        $14.467      $15.205          0
                             2008        $15.205      $ 8.689          0
                             2009        $ 8.689      $11.797          0
                             2010        $11.797      $14.062          0
                             2011        $14.062      $13.833          0
                             2012        $13.833      $15.799          0
                             2013        $15.799      $20.644          0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.278          0
                             2005        $11.278      $11.456          0
                             2006        $11.456      $12.970          0
                             2007        $12.970      $12.357          0
                             2008        $12.357      $ 7.739          0
                             2009        $ 7.739      $ 9.695          0
                             2010        $ 9.695      $10.944          0
                             2011        $10.944      $10.452          0
                             2012        $10.452      $12.126          0
                             2013        $12.126      $16.048          0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.903          0
                             2005        $10.903      $11.423          0
                             2006        $11.423      $12.547          0
                             2007        $12.547      $12.650          0
                             2008        $12.650      $ 9.542          0
                             2009        $ 9.542      $11.403          0
                             2010        $11.403      $12.464          0
                             2011        $12.464      $12.002          0
                             2012        $12.002      $13.159          0
                             2013        $13.159      $16.033          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.259      $14.762          0
                             2005        $14.762      $15.803          0
                             2006        $15.803      $17.881          0
                             2007        $17.881      $17.883          0
                             2008        $17.883      $11.826          0
                             2009        $11.826      $14.319          0
                             2010        $14.319      $15.673          0
                             2011        $15.673      $14.946          0
                             2012        $14.946      $16.672          0
                             2013        $16.672      $21.758          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.066          0
                             2005        $11.066      $11.996          0
                             2006        $11.996      $12.280          0
                             2007        $12.280      $14.087          0
                             2008        $14.087      $ 7.306          0
                             2009        $ 7.306      $11.147          0
                             2010        $11.147      $13.841          0
                             2011        $13.841      $12.240          0
                             2012        $12.240      $13.329          0
                             2013        $13.329      $17.763          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.340          0
                             2005        $10.340      $10.221          0
                             2006        $10.221      $10.902          0
                             2007        $10.902      $11.293          0
                             2008        $11.293      $ 9.085          0
                             2009        $ 9.085      $11.905          0
                             2010        $11.905      $13.045          0
                             2011        $13.045      $13.285          0
                             2012        $13.285      $14.584          0
                             2013        $14.584      $15.391          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.888          0
                             2005        $10.888      $11.362          0
                             2006        $11.362      $12.709          0
                             2007        $12.709      $13.230          0
                             2008        $13.230      $ 9.206          0
                             2009        $ 9.206      $11.315          0
                             2010        $11.315      $13.139          0
                             2011        $13.139      $12.244          0
                             2012        $12.244      $13.208          0
                             2013        $13.208      $17.494          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.873          0
                             2005        $10.873      $10.953          0
                             2006        $10.953      $12.532          0
                             2007        $12.532      $12.645          0
                             2008        $12.645      $ 7.843          0
                             2009        $ 7.843      $ 9.097          0
                             2010        $ 9.097      $10.421          0
                             2011        $10.421      $ 9.549          0
                             2012        $ 9.549      $10.441          0
                             2013        $10.441      $13.844          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.120          0
                             2005        $11.120      $11.351          0
                             2006        $11.351      $11.949          0
                             2007        $11.949      $14.137          0
                             2008        $14.137      $ 8.517          0
                             2009        $ 8.517      $12.094          0
                             2010        $12.094      $14.504          0
                             2011        $14.504      $12.729          0
                             2012        $12.729      $14.169          0
                             2013        $14.169      $18.949          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.103          0
                             2005        $11.103      $11.724          0
                             2006        $11.724      $12.838          0
                             2007        $12.838      $12.595          0
                             2008        $12.595      $ 7.452          0
                             2009        $ 7.452      $ 9.205          0
                             2010        $ 9.205      $11.264          0
                             2011        $11.264      $10.549          0
                             2012        $10.549      $11.788          0
                             2013        $11.788      $14.987          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.227      $12.718          0
                             2005        $12.718      $13.011          0
                             2006        $13.011      $13.670          0
                             2007        $13.670      $15.183          0
                             2008        $15.183      $ 8.048          0
                             2009        $ 8.048      $11.319          0
                             2010        $11.319      $12.052          0
                             2011        $12.052      $11.597          0
                             2012        $11.597      $12.876          0
                             2013        $12.876      $16.259          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.001      $13.926          0
                             2005        $13.926      $14.086          0
                             2006        $14.086      $15.236          0
                             2007        $15.236      $15.380          0
                             2008        $15.380      $ 8.460          0
                             2009        $ 8.460      $10.036          0
                             2010        $10.036      $11.033          0
                             2011        $11.033      $10.806          0
                             2012        $10.806      $11.817          0
                             2013        $11.817      $13.009          0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.088          0
                             2005        $10.088      $10.073          0
                             2006        $10.073      $10.312          0
                             2007        $10.312      $10.471          0
                             2008        $10.471      $ 6.223          0
                             2009        $ 6.223      $ 6.621          0
                             2010        $ 6.621      $ 7.188          0
                             2011        $ 7.188      $ 7.569          0
                             2012        $ 7.569      $ 8.135          0
                             2013        $ 8.135      $ 7.907          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.302      $14.334          0
                             2005        $14.334      $15.662          0
                             2006        $15.662      $15.693          0
                             2007        $15.693      $16.232          0
                             2008        $16.232      $ 8.042          0
                             2009        $ 8.042      $10.377          0
                             2010        $10.377      $12.874          0
                             2011        $12.874      $12.666          0
                             2012        $12.666      $14.353          0
                             2013        $14.353      $18.992          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.133      $16.391          0
                             2005        $16.391      $18.241          0
                             2006        $18.241      $20.888          0
                             2007        $20.888      $21.614          0
                             2008        $21.614      $12.582          0
                             2009        $12.582      $17.105          0
                             2010        $17.105      $19.309          0
                             2011        $19.309      $17.232          0
                             2012        $17.232      $20.333          0
                             2013        $20.333      $25.191          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.050      $12.748          0
                             2005        $12.748      $12.746          0
                             2006        $12.746      $13.336          0
                             2007        $13.336      $14.251          0
                             2008        $14.251      $11.889          0
                             2009        $11.889      $13.735          0
                             2010        $13.735      $15.379          0
                             2011        $15.379      $15.102          0
                             2012        $15.102      $16.670          0
                             2013        $16.670      $16.204          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.866      $13.648          0
                             2005        $13.648      $13.583          0
                             2006        $13.583      $14.475          0
                             2007        $14.475      $14.054          0
                             2008        $14.054      $ 2.937          0
                             2009        $ 2.937      $ 3.610          0
                             2010        $ 3.610      $ 4.030          0
                             2011        $ 4.030      $ 3.831          0
                             2012        $ 3.831      $ 4.227          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.544      $13.357          0
                             2005        $13.357      $13.780          0
                             2006        $13.780      $15.429          0
                             2007        $15.429      $15.676          0
                             2008        $15.676      $ 9.386          0
                             2009        $ 9.386      $11.720          0
                             2010        $11.720      $13.244          0
                             2011        $13.244      $12.881          0
                             2012        $12.881      $14.653          0
                             2013        $14.653      $18.790          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.559      $16.928          0
                             2005        $16.928      $18.121          0
                             2006        $18.121      $20.272          0
                             2007        $20.272      $19.499          0
                             2008        $19.499      $11.793          0
                             2009        $11.793      $15.749          0
                             2010        $15.749      $18.907          0
                             2011        $18.907      $18.007          0
                             2012        $18.007      $20.671          0
                             2013        $20.671      $28.359          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.017          0
                             2010        $12.017      $13.202          0
                             2011        $13.202      $13.128          0
                             2012        $13.128      $15.279          0
                             2013        $15.279      $19.739          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.997      $12.665          0
                             2005        $12.665      $12.851          0
                             2006        $12.851      $14.033          0
                             2007        $14.033      $13.819          0
                             2008        $13.819      $ 7.991          0
                             2009        $ 7.991      $ 9.794          0
                             2010        $ 9.794      $10.590          0
                             2011        $10.590      $10.618          0
                             2012        $10.618      $11.657          0
                             2013        $11.657      $13.431          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.344      $13.139          0
                             2005        $13.139      $13.714          0
                             2006        $13.714      $15.100          0
                             2007        $15.100      $15.163          0
                             2008        $15.163      $ 9.863          0
                             2009        $ 9.863      $13.011          0
                             2010        $13.011      $14.558          0
                             2011        $14.558      $14.144          0
                             2012        $14.144      $15.757          0
                             2013        $15.757      $18.370          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.222      $11.728          0
                             2005        $11.728      $12.953          0
                             2006        $12.953      $12.991          0
                             2007        $12.991      $12.596          0
                             2008        $12.596      $10.190          0
                             2009        $10.190      $12.527          0
                             2010        $12.527      $12.523          0
                             2011        $12.523      $12.074          0
                             2012        $12.074      $14.402          0
                             2013        $14.402      $19.904          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.957      $16.558          0
                             2005        $16.558      $17.540          0
                             2006        $17.540      $21.740          0
                             2007        $21.740      $25.436          0
                             2008        $25.436      $17.249          0
                             2009        $17.249      $18.066          0
                             2010        $18.066      $17.948          0
                             2011        $17.948      $16.564          0
                             2012        $16.564      $16.974          0
                             2013        $16.974      $18.847          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.408      $14.535          0
                             2005        $14.535      $14.923          0
                             2006        $14.923      $16.876          0
                             2007        $16.876      $15.468          0
                             2008        $15.468      $ 9.250          0
                             2009        $ 9.250      $11.715          0
                             2010        $11.715      $13.073          0
                             2011        $13.073      $12.163          0
                             2012        $12.163      $14.136          0
                             2013        $14.136      $18.711          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.249      $14.289          0
                             2005        $14.289      $14.373          0
                             2006        $14.373      $15.499          0
                             2007        $15.499      $15.541          0
                             2008        $15.541      $11.209          0
                             2009        $11.209      $16.424          0
                             2010        $16.424      $18.274          0
                             2011        $18.274      $18.142          0
                             2012        $18.142      $20.532          0
                             2013        $20.532      $21.604          0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.368      $10.563          0
                             2005        $10.563      $10.549          0
                             2006        $10.549      $10.758          0
                             2007        $10.758      $11.042          0
                             2008        $11.042      $ 8.195          0
                             2009        $ 8.195      $11.726          0
                             2010        $11.726      $12.569          0
                             2011        $12.569      $12.876          0
                             2012        $12.876      $13.911          0
                             2013        $13.911      $13.826          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.286      $15.062          0
                             2005        $15.062      $16.488          0
                             2006        $16.488      $20.546          0
                             2007        $20.546      $21.719          0
                             2008        $21.719      $11.875          0
                             2009        $11.875      $14.439          0
                             2010        $14.439      $15.500          0
                             2011        $15.500      $12.561          0
                             2012        $12.561      $14.940          0
                             2013        $14.940      $18.667          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.899      $14.175          0
                             2005        $14.175      $15.048          0
                             2006        $15.048      $16.727          0
                             2007        $16.727      $15.474          0
                             2008        $15.474      $ 9.126          0
                             2009        $ 9.126      $11.647          0
                             2010        $11.647      $12.945          0
                             2011        $12.945      $12.635          0
                             2012        $12.635      $14.401          0
                             2013        $14.401      $18.984          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.782      $ 9.606          0
                             2005        $ 9.606      $ 9.610          0
                             2006        $ 9.610      $ 9.788          0
                             2007        $ 9.788      $10.005          0
                             2008        $10.005      $10.011          0
                             2009        $10.011      $ 9.787          0
                             2010        $ 9.787      $ 9.552          0
                             2011        $ 9.552      $ 9.321          0
                             2012        $ 9.321      $ 9.094          0
                             2013        $ 9.094      $ 8.873          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.399      $14.420          0
                             2005        $14.420      $15.477          0
                             2006        $15.477      $16.392          0
                             2007        $16.392      $16.908          0
                             2008        $16.908      $10.104          0
                             2009        $10.104      $13.025          0
                             2010        $13.025      $15.193          0
                             2011        $15.193      $14.069          0
                             2012        $14.069      $16.026          0
                             2013        $16.026      $21.332          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.469      $16.294          0
                             2005        $16.294      $16.835          0
                             2006        $16.835      $19.056          0
                             2007        $19.056      $17.679          0
                             2008        $17.679      $ 9.528          0
                             2009        $ 9.528      $ 8.961          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.002      $13.644          0
                             2005        $13.644      $13.979          0
                             2006        $13.979      $15.182          0
                             2007        $15.182      $14.892          0
                             2008        $14.892      $ 8.928          0
                             2009        $ 8.928      $11.601          0
                             2010        $11.601      $13.171          0
                             2011        $13.171      $12.626          0
                             2012        $12.626      $14.525          0
                             2013        $14.525      $18.898          0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.465      $15.580          0
                             2005        $15.580      $17.048          0
                             2006        $17.048      $17.540          0
                             2007        $17.540      $17.762          0
                             2008        $17.762      $ 9.436          0
                             2009        $ 9.436      $12.772          0
                             2010        $12.772      $14.504          0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.309      $12.613          0
                             2005        $12.613      $13.007          0
                             2006        $13.007      $13.380          0
                             2007        $13.380      $13.773          0
                             2008        $13.773      $ 8.460          0
                             2009        $ 8.460      $13.528          0
                             2010        $13.528      $15.943          0
                             2011        $15.943      $12.778          0
                             2012        $12.778      $14.240          0
                             2013        $14.240      $19.967          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.774      $14.793          0
                             2005        $14.793      $16.184          0
                             2006        $16.184      $17.496          0
                             2007        $17.496      $18.159          0
                             2008        $18.159      $15.062          0
                             2009        $15.062      $19.119          0
                             2010        $19.119      $20.470          0
                             2011        $20.470      $21.347          0
                             2012        $21.347      $24.547          0
                             2013        $24.547      $21.851          0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.002          0
                             2005        $11.002      $12.020          0
                             2006        $12.020      $14.250          0
                             2007        $14.250      $15.260          0
                             2008        $15.260      $10.579          0
                             2009        $10.579      $13.372          0
                             2010        $13.372      $14.878          0
                             2011        $14.878      $15.830          0
                             2012        $15.830      $17.850          0
                             2013        $17.850      $20.839          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.701          0
                             2005        $10.701      $12.081          0
                             2006        $12.081      $12.271          0
                             2007        $12.271      $14.592          0
                             2008        $14.592      $ 7.233          0
                             2009        $ 7.233      $11.683          0
                             2010        $11.683      $14.004          0
                             2011        $14.004      $13.281          0
                             2012        $13.281      $14.818          0
                             2013        $14.818      $21.407          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.676          0
                             2005        $10.676      $12.028          0
                             2006        $12.028      $12.183          0
                             2007        $12.183      $14.459          0
                             2008        $14.459      $ 7.145          0
                             2009        $ 7.145      $11.511          0
                             2010        $11.511      $13.770          0
                             2011        $13.770      $13.026          0
                             2012        $13.026      $14.493          0
                             2013        $14.493      $20.888          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.776          0
                             2007        $ 9.776      $11.692          0
                             2008        $11.692      $ 6.066          0
                             2009        $ 6.066      $ 9.314          0
                             2010        $ 9.314      $12.019          0
                             2011        $12.019      $10.885          0
                             2012        $10.885      $11.520          0
                             2013        $11.520      $15.452          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.515      $15.684          0
                             2005        $15.684      $17.274          0
                             2006        $17.274      $18.848          0
                             2007        $18.848      $18.930          0
                             2008        $18.930      $11.000          0
                             2009        $11.000      $15.737          0
                             2010        $15.737      $19.431          0
                             2011        $19.431      $17.306          0
                             2012        $17.306      $19.365          0
                             2013        $19.365      $32.370          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.407      $19.125          0
                             2005        $19.125      $21.786          0
                             2006        $21.786      $29.263          0
                             2007        $29.263      $23.614          0
                             2008        $23.614      $14.270          0
                             2009        $14.270      $17.888          0
                             2010        $17.888      $22.605          0
                             2011        $22.605      $23.303          0
                             2012        $23.303      $26.285          0
                             2013        $26.285      $26.093          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.810          0
                             2005        $ 9.810      $ 9.803          0
                             2006        $ 9.803      $ 9.964          0
                             2007        $ 9.964      $10.152          0
                             2008        $10.152      $10.082          0
                             2009        $10.082      $ 9.845          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION
          (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.55


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.259        1,752
                             2007        $10.259      $11.824        4,265
                             2008        $11.824      $ 6.658          184
                             2009        $ 6.658      $ 8.863          182
                             2010        $ 8.863      $10.183          173
                             2011        $10.183      $ 9.727          163
                             2012        $ 9.727      $11.100          154
                             2013        $11.100      $14.283           43
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.451            0
                             2007        $10.451      $11.133            0
                             2008        $11.133      $ 8.186            0
                             2009        $ 8.186      $ 9.970            0
                             2010        $ 9.970      $11.026            0
                             2011        $11.026      $10.788            0
                             2012        $10.788      $11.828            0
                             2013        $11.828      $13.156            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.481            0
                             2007        $10.481      $11.324            0
                             2008        $11.324      $ 7.477        2,217
                             2009        $ 7.477      $ 9.444        2,197
                             2010        $ 9.444      $10.610            0
                             2011        $10.610      $10.296            0
                             2012        $10.296      $11.439            0
                             2013        $11.439      $12.997            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.489            0
                             2007        $10.489      $11.448            0
                             2008        $11.448      $ 6.955            0
                             2009        $ 6.955      $ 8.964            0
                             2010        $ 8.964      $10.208            0
                             2011        $10.208      $ 9.747            0
                             2012        $ 9.747      $11.031            0
                             2013        $11.031      $13.160            0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.342            0
                             2007        $10.342      $10.762            0
                             2008        $10.762      $ 9.443            0
                             2009        $ 9.443      $10.637            0
                             2010        $10.637      $11.210            0
                             2011        $11.210      $11.168            0
                             2012        $11.168      $11.660            0
                             2013        $11.660      $12.054            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.736            0
                             2007        $ 9.736      $11.700            0
                             2008        $11.700      $ 6.349            0
                             2009        $ 6.349      $ 9.010            0
                             2010        $ 9.010      $10.604            0
                             2011        $10.604      $10.466            0
                             2012        $10.466      $12.153            0
                             2013        $12.153      $16.075            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.813            0
                             2007        $10.813      $11.174        5,029
                             2008        $11.174      $ 6.900        4,022
                             2009        $ 6.900      $ 8.563        4,222
                             2010        $ 8.563      $ 9.653        2,748
                             2011        $ 9.653      $ 9.655            0
                             2012        $ 9.655      $10.969            0
                             2013        $10.969      $14.217            0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.868            0
                             2007        $ 9.868      $11.183        1,072
                             2008        $11.183      $ 6.636           97
                             2009        $ 6.636      $ 9.113           96
                             2010        $ 9.113      $11.513           91
                             2011        $11.513      $10.085           86
                             2012        $10.085      $11.352           81
                             2013        $11.352      $15.156           23

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.401      $14.565        20,500
                             2005        $14.565      $14.815        18,215
                             2006        $14.815      $16.998        13,267
                             2007        $16.998      $16.081         8,105
                             2008        $16.081      $10.248         7,133
                             2009        $10.248      $12.743         6,097
                             2010        $12.743      $14.610         5,963
                             2011        $14.610      $14.702         5,346
                             2012        $14.702      $16.213         2,043
                             2013        $16.213      $20.647           146
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.229           899
                             2005        $11.229      $11.211        12,518
                             2006        $11.211      $13.026        12,724
                             2007        $13.026      $13.279        12,833
                             2008        $13.279      $ 9.178         6,763
                             2009        $ 9.178      $12.229         6,190
                             2010        $12.229      $13.539         6,154
                             2011        $13.539      $13.621         5,253
                             2012        $13.621      $15.077         1,555
                             2013        $15.077      $16.880         2,196
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.521           634
                             2005        $10.521      $10.448        14,522
                             2006        $10.448      $11.386        17,719
                             2007        $11.386      $11.884        15,163
                             2008        $11.884      $ 7.645        12,513
                             2009        $ 7.645      $ 9.745        11,829
                             2010        $ 9.745      $10.685         9,935
                             2011        $10.685      $10.342         5,207
                             2012        $10.342      $11.419         2,040
                             2013        $11.419      $14.433         2,033
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.572      $17.719        11,390
                             2005        $17.719      $18.938        11,370
                             2006        $18.938      $21.769         9,035
                             2007        $21.769      $20.879         9,169
                             2008        $20.879      $13.742         6,914
                             2009        $13.742      $17.439         7,417
                             2010        $17.439      $21.973         6,634
                             2011        $21.973      $20.779         5,803
                             2012        $20.779      $24.171         1,953
                             2013        $24.171      $32.357         1,015

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.554      $17.038         3,470
                             2005        $17.038      $17.544         3,700
                             2006        $17.544      $18.738         3,963
                             2007        $18.738      $20.479         3,194
                             2008        $20.479      $11.571         3,227
                             2009        $11.571      $16.324         2,832
                             2010        $16.324      $20.472         2,133
                             2011        $20.472      $19.144           750
                             2012        $19.144      $20.851           315
                             2013        $20.851      $28.306           209
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.242             0
                             2005        $10.242      $10.307             0
                             2006        $10.307      $10.535           852
                             2007        $10.535      $11.034           847
                             2008        $11.034      $11.665             0
                             2009        $11.665      $11.817             0
                             2010        $11.817      $12.225             0
                             2011        $12.225      $12.695             0
                             2012        $12.695      $12.709             0
                             2013        $12.709      $12.208             0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.007             0
                             2007        $11.007      $12.096         3,815
                             2008        $12.096      $ 8.504         1,137
                             2009        $ 8.504      $10.304           787
                             2010        $10.304      $11.335           691
                             2011        $11.335      $10.809             0
                             2012        $10.809      $12.039             0
                             2013        $12.039      $15.096             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.695      $14.050        31,373
                             2005        $14.050      $15.263        30,181
                             2006        $15.263      $17.755        19,849
                             2007        $17.755      $18.051        17,373
                             2008        $18.051      $11.155        12,892
                             2009        $11.155      $13.816        12,104
                             2010        $13.816      $15.095        11,363
                             2011        $15.095      $14.679         9,280
                             2012        $14.679      $16.477         5,629
                             2013        $16.477      $20.766         4,292

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.885      $20.692         1,852
                             2005        $20.692      $25.910         2,598
                             2006        $25.910      $32.612         2,400
                             2007        $32.612      $41.265         2,534
                             2008        $41.265      $19.175         2,833
                             2009        $19.175      $32.520         2,799
                             2010        $32.520      $37.574         2,554
                             2011        $37.574      $31.067         1,809
                             2012        $31.067      $34.543           395
                             2013        $34.543      $33.629           308
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.607      $15.848        21,001
                             2005        $15.848      $17.157        23,909
                             2006        $17.157      $20.475        12,612
                             2007        $20.475      $23.226        12,069
                             2008        $23.226      $13.606         7,990
                             2009        $13.606      $18.322         6,260
                             2010        $18.322      $19.517         6,407
                             2011        $19.517      $17.138         5,880
                             2012        $17.138      $19.910         2,662
                             2013        $19.910      $24.058         1,714
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.897      $14.540         5,066
                             2005        $14.540      $13.848         5,227
                             2006        $13.848      $15.345         5,308
                             2007        $15.345      $16.736         4,971
                             2008        $16.736      $17.465         3,554
                             2009        $17.465      $20.368         3,069
                             2010        $20.368      $22.905         2,994
                             2011        $22.905      $22.312         2,273
                             2012        $22.312      $25.225         1,709
                             2013        $25.225      $25.190         1,174
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.745      $12.323         1,239
                             2005        $12.323      $13.034         2,898
                             2006        $13.034      $13.144         2,623
                             2007        $13.144      $15.064         3,219
                             2008        $15.064      $ 7.532         2,688
                             2009        $ 7.532      $12.258         2,246
                             2010        $12.258      $14.402         1,224
                             2011        $14.402      $13.248             0
                             2012        $13.248      $14.760             0
                             2013        $14.760      $20.276             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.295        29,767
                             2005        $11.295      $12.465        21,407
                             2006        $12.465      $14.784         8,829
                             2007        $14.784      $15.665         7,584
                             2008        $15.665      $ 9.037         7,194
                             2009        $ 9.037      $12.361         5,760
                             2010        $12.361      $14.848         3,971
                             2011        $14.848      $14.724         2,513
                             2012        $14.724      $16.971         1,594
                             2013        $16.971      $22.390           345
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.288             0
                             2005        $11.288      $12.440           701
                             2006        $12.440      $14.745           379
                             2007        $14.745      $15.609           436
                             2008        $15.609      $ 8.984           401
                             2009        $ 8.984      $12.285           125
                             2010        $12.285      $14.749           116
                             2011        $14.749      $14.613            78
                             2012        $14.613      $16.810            75
                             2013        $16.810      $22.122            68
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.332           890
                             2005        $11.332      $11.593         8,570
                             2006        $11.593      $13.219        10,921
                             2007        $13.219      $12.686         7,430
                             2008        $12.686      $ 8.002         6,359
                             2009        $ 8.002      $10.097         6,093
                             2010        $10.097      $11.478         5,884
                             2011        $11.478      $11.041         5,111
                             2012        $11.041      $12.902         1,166
                             2013        $12.902      $17.197         1,161
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.956             0
                             2005        $10.956      $11.560             0
                             2006        $11.560      $12.788             0
                             2007        $12.788      $12.987             0
                             2008        $12.987      $ 9.866             0
                             2009        $ 9.866      $11.875           908
                             2010        $11.875      $13.072             0
                             2011        $13.072      $12.678             0
                             2012        $12.678      $14.000             0
                             2013        $14.000      $17.180             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.363      $14.985        14,234
                             2005        $14.985      $16.156        11,498
                             2006        $16.156      $18.412        10,462
                             2007        $18.412      $18.546        10,265
                             2008        $18.546      $12.353         9,269
                             2009        $12.353      $15.065         7,619
                             2010        $15.065      $16.607         7,672
                             2011        $16.607      $15.950         6,564
                             2012        $15.950      $17.920         5,507
                             2013        $17.920      $23.555         3,553
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.119           486
                             2005        $11.119      $12.140         2,724
                             2006        $12.140      $12.516           450
                             2007        $12.516      $14.462           404
                             2008        $14.462      $ 7.555           402
                             2009        $ 7.555      $11.608           399
                             2010        $11.608      $14.517           396
                             2011        $14.517      $12.930             0
                             2012        $12.930      $14.181             0
                             2013        $14.181      $19.035             0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.359             0
                             2005        $10.359      $10.312         1,538
                             2006        $10.312      $11.078           824
                             2007        $11.078      $11.558           787
                             2008        $11.558      $ 9.365           587
                             2009        $ 9.365      $12.360           535
                             2010        $12.360      $13.640           516
                             2011        $13.640      $13.991           651
                             2012        $13.991      $15.470           509
                             2013        $15.470      $16.443           489
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.908           926
                             2005        $10.908      $11.464         6,064
                             2006        $11.464      $12.914         6,108
                             2007        $12.914      $13.541         4,599
                             2008        $13.541      $ 9.490         3,711
                             2009        $ 9.490      $11.747         3,798
                             2010        $11.747      $13.740         3,676
                             2011        $13.740      $12.895         3,355
                             2012        $12.895      $14.011           597
                             2013        $14.011      $18.690           620

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.892             0
                             2005        $10.892      $11.050           643
                             2006        $11.050      $12.734           640
                             2007        $12.734      $12.942           636
                             2008        $12.942      $ 8.085           633
                             2009        $ 8.085      $ 9.445             0
                             2010        $ 9.445      $10.897             0
                             2011        $10.897      $10.057             0
                             2012        $10.057      $11.076             0
                             2013        $11.076      $14.790             0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.140             0
                             2005        $11.140      $11.453             0
                             2006        $11.453      $12.143         1,391
                             2007        $12.143      $14.469         1,817
                             2008        $14.469      $ 8.780         1,279
                             2009        $ 8.780      $12.557           245
                             2010        $12.557      $15.167           226
                             2011        $15.167      $13.406           170
                             2012        $13.406      $15.029           169
                             2013        $15.029      $20.244           150
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.123             0
                             2005        $11.123      $11.829        12,155
                             2006        $11.829      $13.045        12,798
                             2007        $13.045      $12.891        10,327
                             2008        $12.891      $ 7.682         8,752
                             2009        $ 7.682      $ 9.557         8,450
                             2010        $ 9.557      $11.779         7,586
                             2011        $11.779      $11.110         5,932
                             2012        $11.110      $12.504         1,204
                             2013        $12.504      $16.011         1,219
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.281      $12.870         2,587
                             2005        $12.870      $13.262         8,385
                             2006        $13.262      $14.032         8,924
                             2007        $14.032      $15.698         7,412
                             2008        $15.698      $ 8.381         7,560
                             2009        $ 8.381      $11.871         5,589
                             2010        $11.871      $12.732         5,557
                             2011        $12.732      $12.339         4,818
                             2012        $12.339      $13.797         1,331
                             2013        $13.797      $17.547           990

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.104      $14.136        11,489
                             2005        $14.136      $14.401        12,208
                             2006        $14.401      $15.688        11,787
                             2007        $15.688      $15.951        10,841
                             2008        $15.951      $ 8.837         9,337
                             2009        $ 8.837      $10.559         9,544
                             2010        $10.559      $11.690         7,258
                             2011        $11.690      $11.532         6,038
                             2012        $11.532      $12.702         4,140
                             2013        $12.702      $14.083         1,484
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.106             0
                             2005        $10.106      $10.163             0
                             2006        $10.163      $10.479         1,437
                             2007        $10.479      $10.716         2,744
                             2008        $10.716      $ 6.415         1,318
                             2009        $ 6.415      $ 6.874         1,016
                             2010        $ 6.874      $ 7.517         1,033
                             2011        $ 7.517      $ 7.972         2,982
                             2012        $ 7.972      $ 8.630         2,830
                             2013        $ 8.630      $ 8.447         2,934
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.399      $14.550         4,420
                             2005        $14.550      $16.012         4,130
                             2006        $16.012      $16.159         4,131
                             2007        $16.159      $16.834         4,034
                             2008        $16.834      $ 8.401         4,384
                             2009        $ 8.401      $10.918         4,025
                             2010        $10.918      $13.642         3,638
                             2011        $13.642      $13.517         3,112
                             2012        $13.517      $15.428         1,087
                             2013        $15.428      $20.560           828
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.244      $16.639        13,506
                             2005        $16.639      $18.649         9,221
                             2006        $18.649      $21.507         7,194
                             2007        $21.507      $22.416         6,825
                             2008        $22.416      $13.142         6,257
                             2009        $13.142      $17.996         5,865
                             2010        $17.996      $20.459         4,713
                             2011        $20.459      $18.390         2,779
                             2012        $18.390      $21.855         1,911
                             2013        $21.855      $27.271           930

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.145      $12.940        16,673
                             2005        $12.940      $13.031        22,515
                             2006        $13.031      $13.731        21,256
                             2007        $13.731      $14.780        23,387
                             2008        $14.780      $12.419        12,417
                             2009        $12.419      $14.449        11,091
                             2010        $14.449      $16.295        10,906
                             2011        $16.295      $16.116         8,148
                             2012        $16.116      $17.918         3,779
                             2013        $17.918      $17.541         2,238
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.967      $13.854         7,175
                             2005        $13.854      $13.886         4,176
                             2006        $13.886      $14.904         3,826
                             2007        $14.904      $14.575         3,888
                             2008        $14.575      $ 3.068         4,070
                             2009        $ 3.068      $ 3.797         7,755
                             2010        $ 3.797      $ 4.270         4,261
                             2011        $ 4.270      $ 4.089         4,214
                             2012        $ 4.089      $ 4.538             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.643      $13.559        38,680
                             2005        $13.559      $14.088        37,351
                             2006        $14.088      $15.887        23,198
                             2007        $15.887      $16.257        19,599
                             2008        $16.257      $ 9.804        16,709
                             2009        $ 9.804      $12.330        13,230
                             2010        $12.330      $14.033        11,511
                             2011        $14.033      $13.746         8,090
                             2012        $13.746      $15.749         4,401
                             2013        $15.749      $20.341         1,779
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.673      $17.184        15,455
                             2005        $17.184      $18.526        13,541
                             2006        $18.526      $20.873         8,471
                             2007        $20.873      $20.222         6,988
                             2008        $20.222      $12.318         7,279
                             2009        $12.318      $16.568         6,886
                             2010        $16.568      $20.034         6,387
                             2011        $20.034      $19.217         4,020
                             2012        $19.217      $22.218         1,746
                             2013        $22.218      $30.701           764

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.643         7,510
                             2010        $12.643      $13.989         7,566
                             2011        $13.989      $14.010         6,461
                             2012        $14.010      $16.423         2,476
                             2013        $16.423      $21.369         1,155
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.091      $12.856        14,654
                             2005        $12.856      $13.138        14,724
                             2006        $13.138      $14.449        14,382
                             2007        $14.449      $14.332         8,648
                             2008        $14.332      $ 8.347         6,913
                             2009        $ 8.347      $10.304         6,976
                             2010        $10.304      $11.221         7,282
                             2011        $11.221      $11.332         6,003
                             2012        $11.332      $12.530         5,018
                             2013        $12.530      $14.539         4,189
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.441      $13.338        15,165
                             2005        $13.338      $14.020        13,570
                             2006        $14.020      $15.548        13,482
                             2007        $15.548      $15.725        13,248
                             2008        $15.725      $10.303         7,172
                             2009        $10.303      $13.688         6,879
                             2010        $13.688      $15.425         5,839
                             2011        $15.425      $15.094         3,168
                             2012        $15.094      $16.936         1,659
                             2013        $16.936      $19.886             0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.310      $11.905        11,366
                             2005        $11.905      $13.243        10,540
                             2006        $13.243      $13.376         4,411
                             2007        $13.376      $13.063         4,612
                             2008        $13.063      $10.644         4,455
                             2009        $10.644      $13.179         3,554
                             2010        $13.179      $13.269         2,041
                             2011        $13.269      $12.885         1,211
                             2012        $12.885      $15.480           274
                             2013        $15.480      $21.548             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.067      $16.807           296
                             2005        $16.807      $17.932           256
                             2006        $17.932      $22.384           219
                             2007        $22.384      $26.379           187
                             2008        $26.379      $18.017             0
                             2009        $18.017      $19.006             0
                             2010        $19.006      $19.018             0
                             2011        $19.018      $17.677             0
                             2012        $17.677      $18.244             0
                             2013        $18.244      $20.403             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.514      $14.754        15,695
                             2005        $14.754      $15.256        17,554
                             2006        $15.256      $17.377        15,415
                             2007        $17.377      $16.042        11,023
                             2008        $16.042      $ 9.663         8,622
                             2009        $ 9.663      $12.325         7,934
                             2010        $12.325      $13.852         6,822
                             2011        $13.852      $12.980         3,017
                             2012        $12.980      $15.194         1,414
                             2013        $15.194      $20.256         1,116
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.354      $14.505        12,246
                             2005        $14.505      $14.694        14,467
                             2006        $14.694      $15.959        12,966
                             2007        $15.959      $16.118        11,207
                             2008        $16.118      $11.709         7,789
                             2009        $11.709      $17.279         5,970
                             2010        $17.279      $19.362         5,775
                             2011        $19.362      $19.360         4,650
                             2012        $19.360      $22.068         1,655
                             2013        $22.068      $23.387           797
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.449      $10.723        15,953
                             2005        $10.723      $10.785        14,705
                             2006        $10.785      $11.077        15,486
                             2007        $11.077      $11.452        12,376
                             2008        $11.452      $ 8.560         7,990
                             2009        $ 8.560      $12.336         5,615
                             2010        $12.336      $13.318         5,586
                             2011        $13.318      $13.741         5,284
                             2012        $13.741      $14.952         4,158
                             2013        $14.952      $14.967         3,271
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.391      $15.289        10,322
                             2005        $15.289      $16.856        13,348
                             2006        $16.856      $21.155        12,860
                             2007        $21.155      $22.524        13,388
                             2008        $22.524      $12.404         7,535
                             2009        $12.404      $15.191         8,155
                             2010        $15.191      $16.423         6,380
                             2011        $16.423      $13.405         5,828
                             2012        $13.405      $16.058         1,642
                             2013        $16.058      $20.208         1,381

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $13.000      $14.389         9,042
                             2005        $14.389      $15.384         7,358
                             2006        $15.384      $17.223         9,379
                             2007        $17.223      $16.048         7,012
                             2008        $16.048      $ 9.532         6,679
                             2009        $ 9.532      $12.253         6,239
                             2010        $12.253      $13.716         5,231
                             2011        $13.716      $13.484         3,664
                             2012        $13.484      $15.479         2,806
                             2013        $15.479      $20.552         1,769
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.859      $ 9.752         1,275
                             2005        $ 9.752      $ 9.825         8,111
                             2006        $ 9.825      $10.079         3,396
                             2007        $10.079      $10.376         8,026
                             2008        $10.376      $10.457         2,213
                             2009        $10.457      $10.297         1,970
                             2010        $10.297      $10.122         2,081
                             2011        $10.122      $ 9.947         2,003
                             2012        $ 9.947      $ 9.774         1,894
                             2013        $ 9.774      $ 9.605         1,973
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.505      $14.638         5,271
                             2005        $14.638      $15.823         5,153
                             2006        $15.823      $16.879         4,431
                             2007        $16.879      $17.535         3,735
                             2008        $17.535      $10.554         1,871
                             2009        $10.554      $13.703         1,758
                             2010        $13.703      $16.098         5,557
                             2011        $16.098      $15.014         2,745
                             2012        $15.014      $17.225         2,000
                             2013        $17.225      $23.093           688
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.583      $16.540        14,139
                             2005        $16.540      $17.211        16,394
                             2006        $17.211      $19.621        11,460
                             2007        $19.621      $18.335         7,229
                             2008        $18.335      $ 9.952         7,658
                             2009        $ 9.952      $ 9.369             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.104      $13.850         2,129
                             2005        $13.850      $14.291         1,023
                             2006        $14.291      $15.632         1,065
                             2007        $15.632      $15.444         1,053
                             2008        $15.444      $ 9.326         1,287
                             2009        $ 9.326      $12.205         1,098
                             2010        $12.205      $13.956           917
                             2011        $13.956      $13.474           332
                             2012        $13.474      $15.612           330
                             2013        $15.612      $20.458             0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.571      $15.816        10,807
                             2005        $15.816      $17.429         5,734
                             2006        $17.429      $18.061         6,858
                             2007        $18.061      $18.421         5,537
                             2008        $18.421      $ 9.856         5,857
                             2009        $ 9.856      $13.437         5,869
                             2010        $13.437      $15.339             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.046      $12.804        22,622
                             2005        $12.804      $13.298        15,657
                             2006        $13.298      $13.777        10,940
                             2007        $13.777      $14.284         9,181
                             2008        $14.284      $ 8.837         6,739
                             2009        $ 8.837      $14.232         5,792
                             2010        $14.232      $16.893         5,399
                             2011        $16.893      $13.637         3,125
                             2012        $13.637      $15.306         2,347
                             2013        $15.306      $21.616         1,029
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.883      $15.016         2,869
                             2005        $15.016      $16.546         5,310
                             2006        $16.546      $18.016         5,275
                             2007        $18.016      $18.832         5,122
                             2008        $18.832      $15.733         3,584
                             2009        $15.733      $20.114         3,094
                             2010        $20.114      $21.690         4,311
                             2011        $21.690      $22.780         1,813
                             2012        $22.780      $26.384           618
                             2013        $26.384      $23.655           420

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.081          601
                             2005        $11.081      $12.192        5,279
                             2006        $12.192      $14.558        5,032
                             2007        $14.558      $15.702        4,947
                             2008        $15.702      $10.964        4,111
                             2009        $10.964      $13.958        3,909
                             2010        $13.958      $15.641        5,281
                             2011        $15.641      $16.761        2,629
                             2012        $16.761      $19.036          441
                             2013        $19.036      $22.383          485
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.752        8,359
                             2005        $10.752      $12.226        3,719
                             2006        $12.226      $12.507        3,779
                             2007        $12.507      $14.980        3,220
                             2008        $14.980      $ 7.479        3,707
                             2009        $ 7.479      $12.166        2,771
                             2010        $12.166      $14.688        2,504
                             2011        $14.688      $14.029        1,942
                             2012        $14.029      $15.766        1,177
                             2013        $15.766      $22.939            0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.727            0
                             2005        $10.727      $12.172            0
                             2006        $12.172      $12.417            0
                             2007        $12.417      $14.843            0
                             2008        $14.843      $ 7.387        1,361
                             2009        $ 7.387      $11.987            0
                             2010        $11.987      $14.442            0
                             2011        $14.442      $13.760            0
                             2012        $13.760      $15.420            0
                             2013        $15.420      $22.383            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.823          760
                             2007        $ 9.823      $11.833        2,466
                             2008        $11.833      $ 6.184        2,338
                             2009        $ 6.184      $ 9.562        1,500
                             2010        $ 9.562      $12.428        2,472
                             2011        $12.428      $11.336          226
                             2012        $11.336      $12.083          236
                             2013        $12.083      $16.324          209
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.575      $15.872        1,004
                             2005        $15.872      $17.606        1,580
                             2006        $17.606      $19.348            0
                             2007        $19.348      $19.572          674
                             2008        $19.572      $11.455        1,205
                             2009        $11.455      $16.506          957
                             2010        $16.506      $20.526          265
                             2011        $20.526      $18.412          263
                             2012        $18.412      $20.751          262
                             2013        $20.751      $34.935            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.520      $19.414        12,261
                             2005        $19.414      $22.273        11,952
                             2006        $22.273      $30.131         9,861
                             2007        $30.131      $24.490         8,784
                             2008        $24.490      $14.906         8,858
                             2009        $14.906      $18.819         8,953
                             2010        $18.819      $23.952         6,597
                             2011        $23.952      $24.869         4,513
                             2012        $24.869      $28.253         1,667
                             2013        $28.253      $28.247           640
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.880           553
                             2005        $ 9.880      $ 9.944         1,586
                             2006        $ 9.944      $10.179           645
                             2007        $10.179      $10.447         8,813
                             2008        $10.447      $10.449           411
                             2009        $10.449      $10.274             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.6


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.256        41,129
                             2007        $10.256      $11.814        56,756
                             2008        $11.814      $ 6.649        38,815
                             2009        $ 6.649      $ 8.846        35,499
                             2010        $ 8.846      $10.158        33,389
                             2011        $10.158      $ 9.699        30,126
                             2012        $ 9.699      $11.063        27,753
                             2013        $11.063      $14.228        23,334
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.447             0
                             2007        $10.447      $11.123             0
                             2008        $11.123      $ 8.175        90,108
                             2009        $ 8.175      $ 9.952        38,481
                             2010        $ 9.952      $11.000        39,518
                             2011        $11.000      $10.757        36,694
                             2012        $10.757      $11.788        33,926
                             2013        $11.788      $13.104        30,924
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.477             0
                             2007        $10.477      $11.314             0
                             2008        $11.314      $ 7.467        48,645
                             2009        $ 7.467      $ 9.426        83,260
                             2010        $ 9.426      $10.584        72,335
                             2011        $10.584      $10.266        61,187
                             2012        $10.266      $11.400        42,013
                             2013        $11.400      $12.946        30,037

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.486             0
                             2007        $10.486      $11.438             0
                             2008        $11.438      $ 6.945             0
                             2009        $ 6.945      $ 8.948             0
                             2010        $ 8.948      $10.184         6,721
                             2011        $10.184      $ 9.719         6,565
                             2012        $ 9.719      $10.994         6,166
                             2013        $10.994      $13.108         5,386
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.338             0
                             2007        $10.338      $10.753           391
                             2008        $10.753      $ 9.430           388
                             2009        $ 9.430      $10.617         1,718
                             2010        $10.617      $11.183         1,641
                             2011        $11.183      $11.136         1,524
                             2012        $11.136      $11.621         3,486
                             2013        $11.621      $12.007           767
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.733         3,262
                             2007        $ 9.733      $11.690         1,554
                             2008        $11.690      $ 6.340         1,532
                             2009        $ 6.340      $ 8.993             0
                             2010        $ 8.993      $10.578           891
                             2011        $10.578      $10.436           780
                             2012        $10.436      $12.112           641
                             2013        $12.112      $16.012           494
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.809         3,551
                             2007        $10.809      $11.165         3,805
                             2008        $11.165      $ 6.890         8,072
                             2009        $ 6.890      $ 8.547         4,323
                             2010        $ 8.547      $ 9.630         4,568
                             2011        $ 9.630      $ 9.627         2,239
                             2012        $ 9.627      $10.932         2,155
                             2013        $10.932      $14.162         1,762
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.865         6,534
                             2007        $ 9.865      $11.173        35,824
                             2008        $11.173      $ 6.627        27,233
                             2009        $ 6.627      $ 9.096        26,165
                             2010        $ 9.096      $11.485        23,949
                             2011        $11.485      $10.056        22,690
                             2012        $10.056      $11.314        14,995
                             2013        $11.314      $15.097        13,674

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.396      $14.553        49,622
                             2005        $14.553      $14.795        64,791
                             2006        $14.795      $16.966        72,987
                             2007        $16.966      $16.043        72,635
                             2008        $16.043      $10.218        19,931
                             2009        $10.218      $12.700        50,427
                             2010        $12.700      $14.553        41,966
                             2011        $14.553      $14.637        33,303
                             2012        $14.637      $16.133        22,559
                             2013        $16.133      $20.535        22,310
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.225        10,514
                             2005        $11.225      $11.202        76,283
                             2006        $11.202      $13.008       150,067
                             2007        $13.008      $13.254       186,731
                             2008        $13.254      $ 9.156       138,570
                             2009        $ 9.156      $12.194       125,396
                             2010        $12.194      $13.493        97,633
                             2011        $13.493      $13.568        84,768
                             2012        $13.568      $15.011        61,497
                             2013        $15.011      $16.797        55,585
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.520         4,578
                             2005        $10.520      $10.442        25,082
                             2006        $10.442      $11.373        76,670
                             2007        $11.373      $11.864       106,390
                             2008        $11.864      $ 7.628        90,397
                             2009        $ 7.628      $ 9.719        80,614
                             2010        $ 9.719      $10.652        68,217
                             2011        $10.652      $10.304        55,828
                             2012        $10.304      $11.371        41,434
                             2013        $11.371      $14.365        32,056
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.567      $17.704        18,540
                             2005        $17.704      $18.912        26,799
                             2006        $18.912      $21.729        31,974
                             2007        $21.729      $20.830        33,599
                             2008        $20.830      $13.702        30,454
                             2009        $13.702      $17.380        25,589
                             2010        $17.380      $21.887        20,506
                             2011        $21.887      $20.688        15,521
                             2012        $20.688      $24.052        11,739
                             2013        $24.052      $32.182         8,165

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.549      $17.023             0
                             2005        $17.023      $17.520             0
                             2006        $17.520      $18.703             0
                             2007        $18.703      $20.431             0
                             2008        $20.431      $11.538             0
                             2009        $11.538      $16.269             0
                             2010        $16.269      $20.392             0
                             2011        $20.392      $19.060             0
                             2012        $19.060      $20.749             0
                             2013        $20.749      $28.153             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.239         6,539
                             2005        $10.239      $10.298         9,849
                             2006        $10.298      $10.520        18,218
                             2007        $10.520      $11.014        19,783
                             2008        $11.014      $11.637        28,141
                             2009        $11.637      $11.783        15,548
                             2010        $11.783      $12.183        14,735
                             2011        $12.183      $12.646         7,628
                             2012        $12.646      $12.653         7,081
                             2013        $12.653      $12.148         7,039
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.004        13,242
                             2007        $11.004      $12.086        19,375
                             2008        $12.086      $ 8.492        18,256
                             2009        $ 8.492      $10.285        16,148
                             2010        $10.285      $11.308        22,421
                             2011        $11.308      $10.778        17,941
                             2012        $10.778      $11.998        10,124
                             2013        $11.998      $15.038         4,461
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.690      $14.038        52,477
                             2005        $14.038      $15.242        80,765
                             2006        $15.242      $17.722       104,767
                             2007        $17.722      $18.009       104,328
                             2008        $18.009      $11.123        79,085
                             2009        $11.123      $13.769        68,414
                             2010        $13.769      $15.037        59,645
                             2011        $15.037      $14.614        49,144
                             2012        $14.614      $16.396        41,399
                             2013        $16.396      $20.654        36,273

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.880      $20.674         7,221
                             2005        $20.674      $25.875         8,226
                             2006        $25.875      $32.551         9,885
                             2007        $32.551      $41.167         8,658
                             2008        $41.167      $19.120         8,622
                             2009        $19.120      $32.410         6,934
                             2010        $32.410      $37.428         6,313
                             2011        $37.428      $30.930         6,424
                             2012        $30.930      $34.373         5,021
                             2013        $34.373      $33.447         3,933
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.603      $15.835        13,035
                             2005        $15.835      $17.133        42,067
                             2006        $17.133      $20.436        72,138
                             2007        $20.436      $23.171        88,482
                             2008        $23.171      $13.567        69,968
                             2009        $13.567      $18.260        61,077
                             2010        $18.260      $19.441        57,398
                             2011        $19.441      $17.063        49,020
                             2012        $17.063      $19.812        36,035
                             2013        $19.812      $23.927        28,268
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.892      $14.528             0
                             2005        $14.528      $13.829             0
                             2006        $13.829      $15.317             0
                             2007        $15.317      $16.696             0
                             2008        $16.696      $17.415             0
                             2009        $17.415      $20.299             0
                             2010        $20.299      $22.816             0
                             2011        $22.816      $22.213             0
                             2012        $22.213      $25.102             0
                             2013        $25.102      $25.054             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.741      $12.313         8,198
                             2005        $12.313      $13.017        17,495
                             2006        $13.017      $13.120        17,867
                             2007        $13.120      $15.028        16,541
                             2008        $15.028      $ 7.510        14,826
                             2009        $ 7.510      $12.217        12,224
                             2010        $12.217      $14.346         8,116
                             2011        $14.346      $13.189         6,067
                             2012        $13.189      $14.688         5,418
                             2013        $14.688      $20.166         4,402

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.291        20,717
                             2005        $11.291      $12.455        18,465
                             2006        $12.455      $14.764        15,333
                             2007        $14.764      $15.636        15,049
                             2008        $15.636      $ 9.015        10,604
                             2009        $ 9.015      $12.325         8,747
                             2010        $12.325      $14.797         9,198
                             2011        $14.797      $14.667         8,679
                             2012        $14.667      $16.897         6,603
                             2013        $16.897      $22.281         5,114
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.284         6,889
                             2005        $11.284      $12.429         8,802
                             2006        $12.429      $14.725        16,780
                             2007        $14.725      $15.580        23,116
                             2008        $15.580      $ 8.963        22,044
                             2009        $ 8.963      $12.250        17,415
                             2010        $12.250      $14.699        11,762
                             2011        $14.699      $14.556         7,959
                             2012        $14.556      $16.735         6,463
                             2013        $16.735      $22.013         5,026
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.328         8,237
                             2005        $11.328      $11.583        41,888
                             2006        $11.583      $13.202        62,460
                             2007        $13.202      $12.662        68,349
                             2008        $12.662      $ 7.983        57,712
                             2009        $ 7.983      $10.067        49,686
                             2010        $10.067      $11.439        43,218
                             2011        $11.439      $10.998        39,683
                             2012        $10.998      $12.845        27,403
                             2013        $12.845      $17.113        21,046
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.952         3,512
                             2005        $10.952      $11.550        39,628
                             2006        $11.550      $12.771        81,319
                             2007        $12.771      $12.962        81,953
                             2008        $12.962      $ 9.843        57,095
                             2009        $ 9.843      $11.841        51,193
                             2010        $11.841      $13.028        39,730
                             2011        $13.028      $12.629        37,436
                             2012        $12.629      $13.939        28,195
                             2013        $13.939      $17.096        23,484

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.359      $14.972        29,135
                             2005        $14.972      $16.134        36,034
                             2006        $16.134      $18.377        37,917
                             2007        $18.377      $18.502        37,172
                             2008        $18.502      $12.318        31,373
                             2009        $12.318      $15.014        28,591
                             2010        $15.014      $16.543        26,079
                             2011        $16.543      $15.880        18,103
                             2012        $15.880      $17.832        15,158
                             2013        $17.832      $23.427        12,573
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.115         1,804
                             2005        $11.115      $12.129         1,852
                             2006        $12.129      $12.499         1,850
                             2007        $12.499      $14.435         1,853
                             2008        $14.435      $ 7.537           165
                             2009        $ 7.537      $11.574           154
                             2010        $11.574      $14.468           326
                             2011        $14.468      $12.879           250
                             2012        $12.879      $14.119           206
                             2013        $14.119      $18.942            10
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.357           204
                             2005        $10.357      $10.305        16,858
                             2006        $10.305      $11.066        49,264
                             2007        $11.066      $11.539        63,557
                             2008        $11.539      $ 9.345        49,634
                             2009        $ 9.345      $12.327        43,608
                             2010        $12.327      $13.597        38,872
                             2011        $13.597      $13.940        32,110
                             2012        $13.940      $15.405        28,124
                             2013        $15.405      $16.366        25,069
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.906         1,419
                             2005        $10.906      $11.456        25,284
                             2006        $11.456      $12.899        38,672
                             2007        $12.899      $13.519        33,280
                             2008        $13.519      $ 9.470        30,671
                             2009        $ 9.470      $11.716        32,642
                             2010        $11.716      $13.696        27,324
                             2011        $13.696      $12.847        17,701
                             2012        $12.847      $13.952        13,403
                             2013        $13.952      $18.602        12,154

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.891         2,988
                             2005        $10.891      $11.043        26,698
                             2006        $11.043      $12.720        41,503
                             2007        $12.720      $12.920        56,434
                             2008        $12.920      $ 8.067        50,118
                             2009        $ 8.067      $ 9.420        40,700
                             2010        $ 9.420      $10.862        34,720
                             2011        $10.862      $10.020        32,119
                             2012        $10.020      $11.029        28,550
                             2013        $11.029      $14.721        22,661
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.139             0
                             2005        $11.139      $11.446         6,032
                             2006        $11.446      $12.129        19,086
                             2007        $12.129      $14.445        25,020
                             2008        $14.445      $ 8.761        19,580
                             2009        $ 8.761      $12.523        16,526
                             2010        $12.523      $15.119        13,535
                             2011        $15.119      $13.356        13,459
                             2012        $13.356      $14.967         9,228
                             2013        $14.967      $20.149         7,164
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.122         3,778
                             2005        $11.122      $11.821        41,040
                             2006        $11.821      $13.030        64,130
                             2007        $13.030      $12.870        56,540
                             2008        $12.870      $ 7.665        36,742
                             2009        $ 7.665      $ 9.531        35,601
                             2010        $ 9.531      $11.741        29,840
                             2011        $11.741      $11.069        22,385
                             2012        $11.069      $12.451        18,362
                             2013        $12.451      $15.936        14,088
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.281      $12.859        51,210
                             2005        $12.859      $13.244        68,524
                             2006        $13.244      $14.006        78,238
                             2007        $14.006      $15.661        75,943
                             2008        $15.661      $ 8.357        76,502
                             2009        $ 8.357      $11.831        71,980
                             2010        $11.831      $12.682        66,244
                             2011        $12.682      $12.284        53,216
                             2012        $12.284      $13.730        30,478
                             2013        $13.730      $17.452        27,074

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.099      $14.124        21,613
                             2005        $14.124      $14.382        26,266
                             2006        $14.382      $15.659        27,247
                             2007        $15.659      $15.913        27,031
                             2008        $15.913      $ 8.812        23,600
                             2009        $ 8.812      $10.523        19,654
                             2010        $10.523      $11.645        18,698
                             2011        $11.645      $11.481        15,204
                             2012        $11.481      $12.640        10,002
                             2013        $12.640      $14.007         9,020
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.100      $10.105             0
                             2005        $10.105      $10.156        12,903
                             2006        $10.156      $10.467        60,863
                             2007        $10.467      $10.699       105,695
                             2008        $10.699      $ 6.402       101,674
                             2009        $ 6.402      $ 6.856        99,831
                             2010        $ 6.856      $ 7.493        84,217
                             2011        $ 7.493      $ 7.942        67,378
                             2012        $ 7.942      $ 8.593        61,366
                             2013        $ 8.593      $ 8.408        60,217
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.394      $14.538        14,052
                             2005        $14.538      $15.990        13,588
                             2006        $15.990      $16.129        11,575
                             2007        $16.129      $16.795        11,497
                             2008        $16.795      $ 8.377        10,729
                             2009        $ 8.377      $10.881         8,233
                             2010        $10.881      $13.589         7,220
                             2011        $13.589      $13.457         6,177
                             2012        $13.457      $15.352         3,540
                             2013        $15.352      $20.449         2,857
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.239      $16.624        13,602
                             2005        $16.624      $18.623        13,310
                             2006        $18.623      $21.467        14,429
                             2007        $21.467      $22.363        13,714
                             2008        $22.363      $13.104        12,974
                             2009        $13.104      $17.935         9,868
                             2010        $17.935      $20.380         9,385
                             2011        $20.380      $18.309         5,865
                             2012        $18.309      $21.747         6,186
                             2013        $21.747      $27.123         5,591

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.141      $12.929        76,619
                             2005        $12.929      $13.013       111,687
                             2006        $13.013      $13.706       128,135
                             2007        $13.706      $14.745       131,509
                             2008        $14.745      $12.383       108,046
                             2009        $12.383      $14.400        98,302
                             2010        $14.400      $16.232        78,777
                             2011        $16.232      $16.046        64,469
                             2012        $16.046      $17.830        53,142
                             2013        $17.830      $17.446        48,869
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.962      $13.842        27,226
                             2005        $13.842      $13.868        27,038
                             2006        $13.868      $14.877        28,012
                             2007        $14.877      $14.540        28,707
                             2008        $14.540      $ 3.060        29,658
                             2009        $ 3.060      $ 3.785        33,203
                             2010        $ 3.785      $ 4.254        24,370
                             2011        $ 4.254      $ 4.071        16,883
                             2012        $ 4.071      $ 4.516             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.638      $13.547        32,901
                             2005        $13.547      $14.069        55,920
                             2006        $14.069      $15.857        81,275
                             2007        $15.857      $16.219        89,430
                             2008        $16.219      $ 9.775        81,520
                             2009        $ 9.775      $12.288        71,296
                             2010        $12.288      $13.978        55,735
                             2011        $13.978      $13.685        43,519
                             2012        $13.685      $15.672        31,505
                             2013        $15.672      $20.231        20,114
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.725      $17.169        13,951
                             2005        $17.169      $18.501        17,121
                             2006        $18.501      $20.834        23,077
                             2007        $20.834      $20.174        22,335
                             2008        $20.174      $12.283        19,330
                             2009        $12.283      $16.512        17,130
                             2010        $16.512      $19.956        13,368
                             2011        $19.956      $19.132         9,548
                             2012        $19.132      $22.109         8,028
                             2013        $22.109      $30.534         5,881

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.600        34,657
                             2010        $12.600      $13.934        28,136
                             2011        $13.934      $13.948        22,947
                             2012        $13.948      $16.343        16,111
                             2013        $16.343      $21.253        12,400
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.087      $12.845        31,612
                             2005        $12.845      $13.120        40,261
                             2006        $13.120      $14.422        40,731
                             2007        $14.422      $14.298        31,281
                             2008        $14.298      $ 8.323        19,259
                             2009        $ 8.323      $10.269        17,292
                             2010        $10.269      $11.177        16,598
                             2011        $11.177      $11.282        13,007
                             2012        $11.282      $12.468        12,057
                             2013        $12.468      $14.461         8,046
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.437      $13.327         8,003
                             2005        $13.327      $14.001         8,612
                             2006        $14.001      $15.519         8,814
                             2007        $15.519      $15.688         8,940
                             2008        $15.688      $10.273         5,685
                             2009        $10.273      $13.641         3,976
                             2010        $13.641      $15.365         2,626
                             2011        $15.365      $15.028         3,986
                             2012        $15.028      $16.853         2,677
                             2013        $16.853      $19.778         2,502
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.306      $11.895         4,382
                             2005        $11.895      $13.225         3,735
                             2006        $13.225      $13.351         3,689
                             2007        $13.351      $13.032         3,727
                             2008        $13.032      $10.614         2,261
                             2009        $10.614      $13.134         2,152
                             2010        $13.134      $13.217         2,136
                             2011        $13.217      $12.828         2,758
                             2012        $12.828      $15.404         1,712
                             2013        $15.404      $21.431         1,616

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.062      $16.793         2,390
                             2005        $16.793      $17.908         2,244
                             2006        $17.908      $22.343         2,055
                             2007        $22.343      $26.317         1,860
                             2008        $26.317      $17.965           901
                             2009        $17.965      $18.941           895
                             2010        $18.941      $18.943         1,357
                             2011        $18.943      $17.599         1,287
                             2012        $17.599      $18.154         1,216
                             2013        $18.154      $20.293         1,119
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.509      $14.742        56,271
                             2005        $14.742      $15.236        57,293
                             2006        $15.236      $17.345        50,284
                             2007        $17.345      $16.004        40,243
                             2008        $16.004      $ 9.635        31,290
                             2009        $ 9.635      $12.283        25,558
                             2010        $12.283      $13.798        21,485
                             2011        $13.798      $12.923        17,597
                             2012        $12.923      $15.119        10,872
                             2013        $15.119      $20.147         7,572
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.349      $14.492        32,681
                             2005        $14.492      $14.674        35,563
                             2006        $14.674      $15.929        37,081
                             2007        $15.929      $16.080        34,169
                             2008        $16.080      $11.675        28,074
                             2009        $11.675      $17.220        22,912
                             2010        $17.220      $19.287        18,019
                             2011        $19.287      $19.275        11,494
                             2012        $19.275      $21.960         9,353
                             2013        $21.960      $23.261         7,913
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.446      $10.714        78,911
                             2005        $10.714      $10.771       109,864
                             2006        $10.771      $11.057       118,341
                             2007        $11.057      $11.425       116,401
                             2008        $11.425      $ 8.536        93,605
                             2009        $ 8.536      $12.294        89,870
                             2010        $12.294      $13.266        71,428
                             2011        $13.266      $13.681        57,045
                             2012        $13.681      $14.879        49,554
                             2013        $14.879      $14.886        45,756
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.386      $15.276        13,033
                             2005        $15.276      $16.833        17,862
                             2006        $16.833      $21.116        27,896
                             2007        $21.116      $22.471        35,123
                             2008        $22.471      $12.369        25,991
                             2009        $12.369      $15.139        23,107
                             2010        $15.139      $16.359        19,414
                             2011        $16.359      $13.346        14,635
                             2012        $13.346      $15.979        10,986
                             2013        $15.979      $20.099         7,884

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.996      $14.376        11,083
                             2005        $14.376      $15.363        19,668
                             2006        $15.363      $17.191        22,899
                             2007        $17.191      $16.010        16,377
                             2008        $16.010      $ 9.505        11,082
                             2009        $ 9.505      $12.212         9,289
                             2010        $12.212      $13.663         5,855
                             2011        $13.663      $13.425         4,428
                             2012        $13.425      $15.403         3,317
                             2013        $15.403      $20.440         2,955
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.856      $ 9.743        38,360
                             2005        $ 9.743      $ 9.812        68,390
                             2006        $ 9.812      $10.060        93,071
                             2007        $10.060      $10.351        97,977
                             2008        $10.351      $10.427       109,744
                             2009        $10.427      $10.262       143,697
                             2010        $10.262      $10.082       112,237
                             2011        $10.082      $ 9.903        55,522
                             2012        $ 9.903      $ 9.726        49,457
                             2013        $ 9.726      $ 9.553        41,877
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.500      $14.625        12,348
                             2005        $14.625      $15.801        11,870
                             2006        $15.801      $16.847        11,363
                             2007        $16.847      $17.494         9,298
                             2008        $17.494      $10.523         6,394
                             2009        $10.523      $13.656         5,875
                             2010        $13.656      $16.035         8,830
                             2011        $16.035      $14.948         7,996
                             2012        $14.948      $17.140         5,055
                             2013        $17.140      $22.968         3,696
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.578      $16.526        16,475
                             2005        $16.526      $17.188        26,642
                             2006        $17.188      $19.584        43,536
                             2007        $19.584      $18.292        48,573
                             2008        $18.292      $ 9.923        39,640
                             2009        $ 9.923      $ 9.341             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.100      $13.838        13,312
                             2005        $13.838      $14.272        12,914
                             2006        $14.272      $15.603        12,199
                             2007        $15.603      $15.408         6,663
                             2008        $15.408      $ 9.299         5,919
                             2009        $ 9.299      $12.163         5,296
                             2010        $12.163      $13.902         5,320
                             2011        $13.902      $13.415         3,003
                             2012        $13.415      $15.535         2,146
                             2013        $15.535      $20.347         1,655
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.566      $15.802         6,836
                             2005        $15.802      $17.406         5,574
                             2006        $17.406      $18.027         5,633
                             2007        $18.027      $18.377         6,117
                             2008        $18.377      $ 9.828         4,204
                             2009        $ 9.828      $13.392         3,271
                             2010        $13.392      $15.282             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.402      $12.793        54,462
                             2005        $12.793      $13.280        51,893
                             2006        $13.280      $13.752        53,307
                             2007        $13.752      $14.250        39,814
                             2008        $14.250      $ 8.812        27,456
                             2009        $ 8.812      $14.184        19,703
                             2010        $14.184      $16.828        17,100
                             2011        $16.828      $13.577        17,085
                             2012        $13.577      $15.230        11,731
                             2013        $15.230      $21.498         8,893
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.302      $15.003         7,215
                             2005        $15.003      $16.524         9,317
                             2006        $16.524      $17.982        10,673
                             2007        $17.982      $18.788        11,293
                             2008        $18.788      $15.687         8,216
                             2009        $15.687      $20.046         7,287
                             2010        $20.046      $21.605         6,061
                             2011        $21.605      $22.680         5,174
                             2012        $22.680      $26.255         3,041
                             2013        $26.255      $23.527         2,548
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.075         6,978
                             2005        $11.075      $12.180        35,726
                             2006        $12.180      $14.536        52,186
                             2007        $14.536      $15.670        53,631
                             2008        $15.670      $10.936        36,881
                             2009        $10.936      $13.915        32,203
                             2010        $13.915      $15.586        26,273
                             2011        $15.586      $16.693        24,655
                             2012        $16.693      $18.949        21,653
                             2013        $18.949      $22.269        20,713

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.749         9,098
                             2005        $10.749      $12.215         6,916
                             2006        $12.215      $12.490         5,593
                             2007        $12.490      $14.952         4,673
                             2008        $14.952      $ 7.461         4,403
                             2009        $ 7.461      $12.131         5,652
                             2010        $12.131      $14.638         5,563
                             2011        $14.638      $13.974         5,299
                             2012        $13.974      $15.697         4,507
                             2013        $15.697      $22.827         3,624
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.723         4,029
                             2005        $10.723      $12.162         8,776
                             2006        $12.162      $12.400        13,030
                             2007        $12.400      $14.815        11,456
                             2008        $14.815      $ 7.370        11,248
                             2009        $ 7.370      $11.953        10,019
                             2010        $11.953      $14.394         9,727
                             2011        $14.394      $13.707         9,666
                             2012        $13.707      $15.352         9,518
                             2013        $15.352      $22.273         4,903
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.820        29,152
                             2007        $ 9.820      $11.823        42,048
                             2008        $11.823      $ 6.175        40,474
                             2009        $ 6.175      $ 9.544        30,535
                             2010        $ 9.544      $12.398        23,345
                             2011        $12.398      $11.303        22,714
                             2012        $11.303      $12.042        18,016
                             2013        $12.042      $16.260        14,106
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.575      $15.858         2,738
                             2005        $15.858      $17.582         2,825
                             2006        $17.582      $19.312         3,145
                             2007        $19.312      $19.526         3,275
                             2008        $19.526      $11.422         2,325
                             2009        $11.422      $16.450         2,296
                             2010        $16.450      $20.446         2,272
                             2011        $20.446      $18.331         2,238
                             2012        $18.331      $20.650         2,202
                             2013        $20.650      $34.746         1,943

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.515      $19.397        17,660
                             2005        $19.397      $22.243        18,557
                             2006        $22.243      $30.075        15,510
                             2007        $30.075      $24.432        20,340
                             2008        $24.432      $14.863        19,708
                             2009        $14.863      $18.755        16,449
                             2010        $18.755      $23.859        13,156
                             2011        $23.859      $24.760        11,148
                             2012        $24.760      $28.114         8,719
                             2013        $28.114      $28.094         8,286
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.875        11,572
                             2005        $ 9.875      $ 9.934        19,709
                             2006        $ 9.934      $10.164        25,930
                             2007        $10.164      $10.426        24,341
                             2008        $10.426      $10.422        17,318
                             2009        $10.422      $10.243             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.65


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.252           0
                             2007        $10.252      $11.804         297
                             2008        $11.804      $ 6.640         658
                             2009        $ 6.640      $ 8.830         339
                             2010        $ 8.830      $10.134           0
                             2011        $10.134      $ 9.671           0
                             2012        $ 9.671      $11.025           0
                             2013        $11.025      $14.172           0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.444           0
                             2007        $10.444      $11.114           0
                             2008        $11.114      $ 8.164           0
                             2009        $ 8.164      $ 9.933           0
                             2010        $ 9.933      $10.974           0
                             2011        $10.974      $10.726           0
                             2012        $10.726      $11.748           0
                             2013        $11.748      $13.053           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.473           0
                             2007        $10.473      $11.304           0
                             2008        $11.304      $ 7.456           0
                             2009        $ 7.456      $ 9.409           0
                             2010        $ 9.409      $10.559           0
                             2011        $10.559      $10.237           0
                             2012        $10.237      $11.361           0
                             2013        $11.361      $12.896           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.482          0
                             2007        $10.482      $11.428          0
                             2008        $11.428      $ 6.936          0
                             2009        $ 6.936      $ 8.931          0
                             2010        $ 8.931      $10.160          0
                             2011        $10.160      $ 9.691          0
                             2012        $ 9.691      $10.956          0
                             2013        $10.956      $13.057          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.335          0
                             2007        $10.335      $10.743          0
                             2008        $10.743      $ 9.417          0
                             2009        $ 9.417      $10.597          0
                             2010        $10.597      $11.157          0
                             2011        $11.157      $11.104          0
                             2012        $11.104      $11.581          0
                             2013        $11.581      $11.960          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.729          0
                             2007        $ 9.729      $11.680          0
                             2008        $11.680      $ 6.332          0
                             2009        $ 6.332      $ 8.976          0
                             2010        $ 8.976      $10.553          0
                             2011        $10.553      $10.406          0
                             2012        $10.406      $12.071          0
                             2013        $12.071      $15.950          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.805          0
                             2007        $10.805      $11.155          0
                             2008        $11.155      $ 6.881          0
                             2009        $ 6.881      $ 8.531          0
                             2010        $ 8.531      $ 9.607          0
                             2011        $ 9.607      $ 9.599          0
                             2012        $ 9.599      $10.895          0
                             2013        $10.895      $14.107          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.862          0
                             2007        $ 9.862      $11.164          0
                             2008        $11.164      $ 6.618          0
                             2009        $ 6.618      $ 9.079          0
                             2010        $ 9.079      $11.458          0
                             2011        $11.458      $10.027          0
                             2012        $10.027      $11.275          0
                             2013        $11.275      $15.038          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.384      $14.532          410
                             2005        $14.532      $14.767          434
                             2006        $14.767      $16.925          436
                             2007        $16.925      $15.996          125
                             2008        $15.996      $10.183          133
                             2009        $10.183      $12.650           11
                             2010        $12.650      $14.489           11
                             2011        $14.489      $14.565           11
                             2012        $14.565      $16.045           10
                             2013        $16.045      $20.413           10
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.221            0
                             2005        $11.221      $11.192            0
                             2006        $11.192      $12.991            0
                             2007        $12.991      $13.229          711
                             2008        $13.229      $ 9.135        1,047
                             2009        $ 9.135      $12.158          684
                             2010        $12.158      $13.447            0
                             2011        $13.447      $13.515            0
                             2012        $13.515      $14.944            0
                             2013        $14.944      $16.715            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.519            0
                             2005        $10.519      $10.435          689
                             2006        $10.435      $11.360          540
                             2007        $11.360      $11.844          257
                             2008        $11.844      $ 7.612            0
                             2009        $ 7.612      $ 9.693            0
                             2010        $ 9.693      $10.618            0
                             2011        $10.618      $10.266            0
                             2012        $10.266      $11.323            0
                             2013        $11.323      $14.297            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.554      $17.679          760
                             2005        $17.679      $18.876          879
                             2006        $18.876      $21.676          801
                             2007        $21.676      $20.769          741
                             2008        $20.769      $13.655           92
                             2009        $13.655      $17.312            8
                             2010        $17.312      $21.790            8
                             2011        $21.790      $20.585            7
                             2012        $20.585      $23.921            7
                             2013        $23.921      $31.990            6

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.535      $16.999            0
                             2005        $16.999      $17.486            0
                             2006        $17.486      $18.658            0
                             2007        $18.658      $20.371            0
                             2008        $20.371      $11.498            0
                             2009        $11.498      $16.205            0
                             2010        $16.205      $20.301            0
                             2011        $20.301      $18.966            0
                             2012        $18.966      $20.636            0
                             2013        $20.636      $27.985            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.235            0
                             2005        $10.235      $10.289            0
                             2006        $10.289      $10.506            0
                             2007        $10.506      $10.993            0
                             2008        $10.993      $11.610            0
                             2009        $11.610      $11.749            0
                             2010        $11.749      $12.142            0
                             2011        $12.142      $12.596            0
                             2012        $12.596      $12.597            0
                             2013        $12.597      $12.089            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.000            0
                             2007        $11.000      $12.076            0
                             2008        $12.076      $ 8.480            0
                             2009        $ 8.480      $10.265            0
                             2010        $10.265      $11.282            0
                             2011        $11.282      $10.747            0
                             2012        $10.747      $11.957            0
                             2013        $11.957      $14.979            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.679      $14.018        1,489
                             2005        $14.018      $15.213        1,489
                             2006        $15.213      $17.679        1,423
                             2007        $17.679      $17.956        1,392
                             2008        $17.956      $11.085          671
                             2009        $11.085      $13.715          563
                             2010        $13.715      $14.970          372
                             2011        $14.970      $14.542          288
                             2012        $14.542      $16.307           89
                             2013        $16.307      $20.530           11

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.865      $20.645            0
                             2005        $20.645      $25.825            0
                             2006        $25.825      $32.472            0
                             2007        $32.472      $41.046            0
                             2008        $41.046      $19.055            0
                             2009        $19.055      $32.282            0
                             2010        $32.282      $37.261            0
                             2011        $37.261      $30.777            0
                             2012        $30.777      $34.185            0
                             2013        $34.185      $33.247            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.591      $15.812          112
                             2005        $15.812      $17.101          323
                             2006        $17.101      $20.387          254
                             2007        $20.387      $23.103          164
                             2008        $23.103      $13.521          276
                             2009        $13.521      $18.188            8
                             2010        $18.188      $19.355            8
                             2011        $19.355      $16.978            8
                             2012        $16.978      $19.704            9
                             2013        $19.704      $23.784            8
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.881      $14.507            0
                             2005        $14.507      $13.803            0
                             2006        $13.803      $15.280            0
                             2007        $15.280      $16.647            0
                             2008        $16.647      $17.355            0
                             2009        $17.355      $20.219            0
                             2010        $20.219      $22.715            0
                             2011        $22.715      $22.103            0
                             2012        $22.103      $24.965            0
                             2013        $24.965      $24.904            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.731      $12.295        1,340
                             2005        $12.295      $12.992        1,356
                             2006        $12.992      $13.088        1,454
                             2007        $13.088      $14.984        1,197
                             2008        $14.984      $ 7.484            0
                             2009        $ 7.484      $12.169            0
                             2010        $12.169      $14.282            0
                             2011        $14.282      $13.124            0
                             2012        $13.124      $14.608            0
                             2013        $14.608      $20.045            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.287         352
                             2005        $11.287      $12.444         341
                             2006        $12.444      $14.744         323
                             2007        $14.744      $15.607         191
                             2008        $15.607      $ 8.994         224
                             2009        $ 8.994      $12.290         196
                             2010        $12.290      $14.747         183
                             2011        $14.747      $14.610         137
                             2012        $14.610      $16.822          38
                             2013        $16.822      $22.171           0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.281           0
                             2005        $11.281      $12.419           0
                             2006        $12.419      $14.705           0
                             2007        $14.705      $15.551           0
                             2008        $15.551      $ 8.942           0
                             2009        $ 8.942      $12.214           0
                             2010        $12.214      $14.649           0
                             2011        $14.649      $14.499           0
                             2012        $14.499      $16.662           0
                             2013        $16.662      $21.905           0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.324           0
                             2005        $11.324      $11.573         311
                             2006        $11.573      $13.184         233
                             2007        $13.184      $12.638         120
                             2008        $12.638      $ 7.964           0
                             2009        $ 7.964      $10.038           0
                             2010        $10.038      $11.400           0
                             2011        $11.400      $10.955           0
                             2012        $10.955      $12.788           0
                             2013        $12.788      $17.028           0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.948           0
                             2005        $10.948      $11.540           0
                             2006        $11.540      $12.753           0
                             2007        $12.753      $12.938           0
                             2008        $12.938      $ 9.820           0
                             2009        $ 9.820      $11.807           0
                             2010        $11.807      $12.984           0
                             2011        $12.984      $12.580           0
                             2012        $12.580      $13.877           0
                             2013        $13.877      $17.012           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.347      $14.951         330
                             2005        $14.951      $16.103         554
                             2006        $16.103      $18.333         488
                             2007        $18.333      $18.448         382
                             2008        $18.448      $12.275         308
                             2009        $12.275      $14.954         203
                             2010        $14.954      $16.469          11
                             2011        $16.469      $15.801          11
                             2012        $15.801      $17.735          10
                             2013        $17.735      $23.287          10
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.111         183
                             2005        $11.111      $12.119         175
                             2006        $12.119      $12.482         185
                             2007        $12.482      $14.408         180
                             2008        $14.408      $ 7.519         169
                             2009        $ 7.519      $11.541          15
                             2010        $11.541      $14.419          13
                             2011        $14.419      $12.829          12
                             2012        $12.829      $14.056          13
                             2013        $14.056      $18.848          13
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.356           0
                             2005        $10.356      $10.299         349
                             2006        $10.299      $11.053         277
                             2007        $11.053      $11.520         132
                             2008        $11.520      $ 9.325         369
                             2009        $ 9.325      $12.294           0
                             2010        $12.294      $13.554           0
                             2011        $13.554      $13.888           0
                             2012        $13.888      $15.341           0
                             2013        $15.341      $16.289           0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.905           0
                             2005        $10.905      $11.449           0
                             2006        $11.449      $12.884           0
                             2007        $12.884      $13.496           0
                             2008        $13.496      $ 9.449           0
                             2009        $ 9.449      $11.685           0
                             2010        $11.685      $13.652           0
                             2011        $13.652      $12.800           0
                             2012        $12.800      $13.893           0
                             2013        $13.893      $18.515           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.889           0
                             2005        $10.889      $11.036           0
                             2006        $11.036      $12.705           0
                             2007        $12.705      $12.899           0
                             2008        $12.899      $ 8.050           0
                             2009        $ 8.050      $ 9.395           0
                             2010        $ 9.395      $10.828           0
                             2011        $10.828      $ 9.983           0
                             2012        $ 9.983      $10.983           0
                             2013        $10.983      $14.651           0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.137           0
                             2005        $11.137      $11.438           0
                             2006        $11.438      $12.115           0
                             2007        $12.115      $14.421           0
                             2008        $14.421      $ 8.742           0
                             2009        $ 8.742      $12.490           0
                             2010        $12.490      $15.071           0
                             2011        $15.071      $13.307           0
                             2012        $13.307      $14.904           0
                             2013        $14.904      $20.054           0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.120           0
                             2005        $11.120      $11.814         304
                             2006        $11.814      $13.015         236
                             2007        $13.015      $12.849         118
                             2008        $12.849      $ 7.648           0
                             2009        $ 7.648      $ 9.506           0
                             2010        $ 9.506      $11.704           0
                             2011        $11.704      $11.028           0
                             2012        $11.028      $12.399           0
                             2013        $12.399      $15.861           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.277      $12.848         148
                             2005        $12.848      $13.226         431
                             2006        $13.226      $13.980         389
                             2007        $13.980      $15.623         262
                             2008        $15.623      $ 8.333         153
                             2009        $ 8.333      $11.791          14
                             2010        $11.791      $12.633          15
                             2011        $12.633      $12.230          14
                             2012        $12.230      $13.662          13
                             2013        $13.662      $17.358          14

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.087      $14.150        1,532
                             2005        $14.105      $14.354        1,589
                             2006        $14.354      $15.621        1,663
                             2007        $15.621      $15.866        1,003
                             2008        $15.866      $ 8.781          145
                             2009        $ 8.781      $10.481           15
                             2010        $10.481      $11.593           15
                             2011        $11.593      $11.424           16
                             2012        $11.424      $12.571           14
                             2013        $12.571      $13.923           16
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.104            0
                             2005        $10.104      $10.150            0
                             2006        $10.150      $10.455            0
                             2007        $10.455      $10.681            0
                             2008        $10.681      $ 6.388            0
                             2009        $ 6.388      $ 6.838            0
                             2010        $ 6.838      $ 7.469            0
                             2011        $ 7.469      $ 7.913            0
                             2012        $ 7.913      $ 8.557            0
                             2013        $ 8.557      $ 8.368            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.384      $14.518            0
                             2005        $14.518      $15.959            0
                             2006        $15.959      $16.090            0
                             2007        $16.090      $16.745            0
                             2008        $16.745      $ 8.348            0
                             2009        $ 8.348      $10.838            0
                             2010        $10.838      $13.528            0
                             2011        $13.528      $13.391            0
                             2012        $13.391      $15.268            0
                             2013        $15.268      $20.327            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.227      $16.601            0
                             2005        $16.601      $18.588            0
                             2006        $18.588      $21.415            0
                             2007        $21.415      $22.297            0
                             2008        $22.297      $13.059            0
                             2009        $13.059      $17.864            0
                             2010        $17.864      $20.289            0
                             2011        $20.289      $18.218            0
                             2012        $18.218      $21.629            0
                             2013        $21.629      $26.961            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.130      $12.911        1,069
                             2005        $12.911      $12.989        1,562
                             2006        $12.989      $13.673        1,507
                             2007        $13.673      $14.702        1,580
                             2008        $14.702      $12.341        1,064
                             2009        $12.341      $14.344          666
                             2010        $14.344      $16.160          169
                             2011        $16.160      $15.966          126
                             2012        $15.966      $17.732           36
                             2013        $17.732      $17.342            0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.951      $13.823            0
                             2005        $13.823      $13.841            0
                             2006        $13.841      $14.841            0
                             2007        $14.841      $14.498          207
                             2008        $14.498      $ 3.049          232
                             2009        $ 3.049      $ 3.770          684
                             2010        $ 3.770      $ 4.235            0
                             2011        $ 4.235      $ 4.051            0
                             2012        $ 4.051      $ 4.492            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.627      $13.528          363
                             2005        $13.528      $14.042        1,135
                             2006        $14.042      $15.819          958
                             2007        $15.819      $16.171          651
                             2008        $16.171      $ 9.742          409
                             2009        $ 9.742      $12.240          393
                             2010        $12.240      $13.916          389
                             2011        $13.916      $13.618          292
                             2012        $13.618      $15.586           82
                             2013        $15.586      $20.110            0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.655      $17.145          124
                             2005        $17.145      $18.465          310
                             2006        $18.465      $20.784          262
                             2007        $20.784      $20.115          189
                             2008        $20.115      $12.241          115
                             2009        $12.241      $16.447           10
                             2010        $16.447      $19.867            9
                             2011        $19.867      $19.037            9
                             2012        $19.037      $21.988            8
                             2013        $21.988      $30.352            8

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.550          13
                             2010        $12.550      $13.872          13
                             2011        $13.872      $13.879          13
                             2012        $13.879      $16.253          12
                             2013        $16.253      $21.126          11
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.076      $12.827         382
                             2005        $12.827      $13.095         395
                             2006        $13.095      $14.387         414
                             2007        $14.387      $14.256         420
                             2008        $14.256      $ 8.295         472
                             2009        $ 8.295      $10.229         475
                             2010        $10.229      $11.128         487
                             2011        $11.128      $11.226         356
                             2012        $11.226      $12.400         102
                             2013        $12.400      $14.374           0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.384      $13.308           0
                             2005        $13.308      $13.975           0
                             2006        $13.975      $15.482           0
                             2007        $15.482      $15.642           0
                             2008        $15.642      $10.238           0
                             2009        $10.238      $13.587           0
                             2010        $13.587      $15.297           0
                             2011        $15.297      $14.953           0
                             2012        $14.953      $16.761           0
                             2013        $16.761      $19.660           0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.296      $11.878           0
                             2005        $11.878      $13.199           0
                             2006        $13.199      $13.319           0
                             2007        $13.319      $12.994           0
                             2008        $12.994      $10.577           0
                             2009        $10.577      $13.082           0
                             2010        $13.082      $13.159           0
                             2011        $13.159      $12.765           0
                             2012        $12.765      $15.319           0
                             2013        $15.319      $21.303           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.049      $16.770            0
                             2005        $16.770      $17.874            0
                             2006        $17.874      $22.289            0
                             2007        $22.289      $26.240            0
                             2008        $26.240      $17.903            0
                             2009        $17.903      $18.867            0
                             2010        $18.867      $18.859            0
                             2011        $18.859      $17.512            0
                             2012        $17.512      $18.055            0
                             2013        $18.055      $20.172            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.497      $14.721          886
                             2005        $14.721      $15.207          826
                             2006        $15.207      $17.303          814
                             2007        $17.303      $15.957          830
                             2008        $15.957      $ 9.602            0
                             2009        $ 9.602      $12.235            0
                             2010        $12.235      $13.737            0
                             2011        $13.737      $12.859            0
                             2012        $12.859      $15.037            0
                             2013        $15.037      $20.026            0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.337      $14.472            0
                             2005        $14.472      $14.646            0
                             2006        $14.646      $15.891            0
                             2007        $15.891      $16.032            0
                             2008        $16.032      $11.635            0
                             2009        $11.635      $17.152            0
                             2010        $17.152      $19.201            0
                             2011        $19.201      $19.179            0
                             2012        $19.179      $21.840            0
                             2013        $21.840      $23.122            0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.436      $10.699          641
                             2005        $10.699      $10.750        1,216
                             2006        $10.750      $11.030        1,136
                             2007        $11.030      $11.391          871
                             2008        $11.391      $ 8.506            0
                             2009        $ 8.506      $12.246            0
                             2010        $12.246      $13.207            0
                             2011        $13.207      $13.613            0
                             2012        $13.613      $14.797            0
                             2013        $14.797      $14.797            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.374      $15.524          363
                             2005        $15.254      $16.801          315
                             2006        $16.801      $21.065          287
                             2007        $21.065      $22.405          252
                             2008        $22.405      $12.326           94
                             2009        $12.326      $15.080            9
                             2010        $15.080      $16.287           10
                             2011        $16.287      $13.280           10
                             2012        $13.280      $15.892           11
                             2013        $15.892      $19.979           10

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.984      $14.356           0
                             2005        $14.356      $15.334           0
                             2006        $15.334      $17.150           0
                             2007        $17.150      $15.963           0
                             2008        $15.963      $ 9.472           0
                             2009        $ 9.472      $12.164           0
                             2010        $12.164      $13.602           0
                             2011        $13.602      $13.358           0
                             2012        $13.358      $15.318           0
                             2013        $15.318      $20.318           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.847      $ 9.730         251
                             2005        $ 9.730      $ 9.793         999
                             2006        $ 9.793      $10.036         910
                             2007        $10.036      $10.321         585
                             2008        $10.321      $10.392         183
                             2009        $10.392      $10.221         239
                             2010        $10.221      $10.037         269
                             2011        $10.037      $ 9.854         204
                             2012        $ 9.854      $ 9.673          65
                             2013        $ 9.673      $ 9.496           0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.488      $14.605         524
                             2005        $14.605      $15.771         510
                             2006        $15.771      $16.807         519
                             2007        $16.807      $17.442         509
                             2008        $17.442      $10.487           0
                             2009        $10.487      $13.603           0
                             2010        $13.603      $15.964           0
                             2011        $15.964      $14.874           0
                             2012        $14.874      $17.047           0
                             2013        $17.047      $22.831           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.565      $16.503          120
                             2005        $16.503      $17.155          331
                             2006        $17.155      $19.537          279
                             2007        $19.537      $18.238          206
                             2008        $18.238      $ 9.889          146
                             2009        $ 9.889      $ 9.308            0
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.088      $13.818            0
                             2005        $13.818      $14.245            0
                             2006        $14.245      $15.565            0
                             2007        $15.565      $15.363            0
                             2008        $15.363      $ 9.267            0
                             2009        $ 9.267      $12.115            0
                             2010        $12.115      $13.840            0
                             2011        $13.840      $13.349            0
                             2012        $13.349      $15.450            0
                             2013        $15.450      $20.226            0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.554      $15.780          237
                             2005        $15.780      $17.373          189
                             2006        $17.373      $17.983          174
                             2007        $17.983      $18.323          183
                             2008        $18.323      $ 9.794            0
                             2009        $ 9.794      $13.339            0
                             2010        $13.339      $15.216            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.391      $12.775        1,351
                             2005        $12.775      $13.254        1,348
                             2006        $13.254      $13.718        1,405
                             2007        $13.718      $14.208        1,177
                             2008        $14.208      $ 8.782          169
                             2009        $ 8.782      $14.128           12
                             2010        $14.128      $16.753           11
                             2011        $16.753      $13.510           11
                             2012        $13.510      $15.147           12
                             2013        $15.147      $21.370           12
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.865      $14.982            0
                             2005        $14.982      $16.492            0
                             2006        $16.492      $17.939            0
                             2007        $17.939      $18.733            0
                             2008        $18.733      $15.633            0
                             2009        $15.633      $19.967            0
                             2010        $19.967      $21.509            0
                             2011        $21.509      $22.568            0
                             2012        $22.568      $26.111            0
                             2013        $26.111      $23.387            0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.069            0
                             2005        $11.069      $12.168            0
                             2006        $12.168      $14.514            0
                             2007        $14.514      $15.638            0
                             2008        $15.638      $10.908            0
                             2009        $10.908      $13.873            0
                             2010        $13.873      $15.530            0
                             2011        $15.530      $16.625            0
                             2012        $16.625      $18.863            0
                             2013        $18.863      $22.156            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.745          0
                             2005        $10.745      $12.205          0
                             2006        $12.205      $12.473          0
                             2007        $12.473      $14.924          0
                             2008        $14.924      $ 7.443          0
                             2009        $ 7.443      $12.096          0
                             2010        $12.096      $14.589          0
                             2011        $14.589      $13.920          0
                             2012        $13.920      $15.628          0
                             2013        $15.628      $22.715          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.720          0
                             2005        $10.720      $12.152          0
                             2006        $12.152      $12.383          0
                             2007        $12.383      $14.788          0
                             2008        $14.788      $ 7.352          0
                             2009        $ 7.352      $11.918          0
                             2010        $11.918      $14.345          0
                             2011        $14.345      $13.653          0
                             2012        $13.653      $15.285          0
                             2013        $15.285      $22.164          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.816          0
                             2007        $ 9.816      $11.813          0
                             2008        $11.813      $ 6.167          0
                             2009        $ 6.167      $ 9.526          0
                             2010        $ 9.526      $12.369          0
                             2011        $12.369      $11.270          0
                             2012        $11.270      $12.001          0
                             2013        $12.001      $16.197          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.570      $15.845          0
                             2005        $15.845      $17.558          0
                             2006        $17.558      $19.276          0
                             2007        $19.276      $19.480          0
                             2008        $19.480      $11.389          0
                             2009        $11.389      $16.394          0
                             2010        $16.394      $20.367          0
                             2011        $20.367      $18.250          0
                             2012        $18.250      $20.548          0
                             2013        $20.548      $34.558          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.502      $19.370         637
                             2005        $19.370      $22.200         576
                             2006        $22.200      $30.002         484
                             2007        $30.002      $24.361         543
                             2008        $24.361      $14.812         230
                             2009        $14.812      $18.681         137
                             2010        $18.681      $23.753         122
                             2011        $23.753      $24.637          88
                             2012        $24.637      $27.960          29
                             2013        $27.960      $27.927           7
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.870           0
                             2005        $ 9.870      $ 9.924           0
                             2006        $ 9.924      $10.148           0
                             2007        $10.148      $10.404           0
                             2008        $10.404      $10.396           0
                             2009        $10.396      $10.212           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003 OR WITH THE ENHANCED
 BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.7


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.249         5,948
                             2007        $10.249      $11.794         7,000
                             2008        $11.794      $ 6.631         6,884
                             2009        $ 6.631      $ 8.813        11,904
                             2010        $ 8.813      $10.110        11,702
                             2011        $10.110      $ 9.643         9,310
                             2012        $ 9.643      $10.988        11,644
                             2013        $10.988      $14.117        11,179
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.440             0
                             2007        $10.440      $11.104             0
                             2008        $11.104      $ 8.152        53,663
                             2009        $ 8.152      $ 9.914        49,758
                             2010        $ 9.914      $10.947        49,178
                             2011        $10.947      $10.695        48,880
                             2012        $10.695      $11.708        48,582
                             2013        $11.708      $13.002             0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.470             0
                             2007        $10.470      $11.295             0
                             2008        $11.295      $ 7.446        15,766
                             2009        $ 7.446      $ 9.391        15,322
                             2010        $ 9.391      $10.534        15,216
                             2011        $10.534      $10.207        14,838
                             2012        $10.207      $11.323        14,372
                             2013        $11.323      $12.845        13,766

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.479             0
                             2007        $10.479      $11.419             0
                             2008        $11.419      $ 6.926             0
                             2009        $ 6.926      $ 8.914             0
                             2010        $ 8.914      $10.135             0
                             2011        $10.135      $ 9.663             0
                             2012        $ 9.663      $10.919             0
                             2013        $10.919      $13.006             0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.331             0
                             2007        $10.331      $10.734             0
                             2008        $10.734      $ 9.404             0
                             2009        $ 9.404      $10.577             0
                             2010        $10.577      $11.130             0
                             2011        $11.130      $11.072             0
                             2012        $11.072      $11.542             0
                             2013        $11.542      $11.913             0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.726             0
                             2007        $ 9.726      $11.670         1,995
                             2008        $11.670      $ 6.323         2,425
                             2009        $ 6.323      $ 8.960         2,398
                             2010        $ 8.960      $10.528         7,563
                             2011        $10.528      $10.376        12,540
                             2012        $10.376      $12.030             0
                             2013        $12.030      $15.887         4,703
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.802             0
                             2007        $10.802      $11.145             0
                             2008        $11.145      $ 6.871             0
                             2009        $ 6.871      $ 8.515             0
                             2010        $ 8.515      $ 9.584             0
                             2011        $ 9.584      $ 9.571             0
                             2012        $ 9.571      $10.858             0
                             2013        $10.858      $14.052             0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.858            77
                             2007        $ 9.858      $11.154            72
                             2008        $11.154      $ 6.609            71
                             2009        $ 6.609      $ 9.062            67
                             2010        $ 9.062      $11.431         6,550
                             2011        $11.431      $ 9.998            65
                             2012        $ 9.998      $11.237         2,333
                             2013        $11.237      $14.979         2,155

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.376      $14.516        26,930
                             2005        $14.516      $14.743        27,974
                             2006        $14.743      $16.889        23,031
                             2007        $16.889      $15.954        22,473
                             2008        $15.954      $10.151        18,552
                             2009        $10.151      $12.604        13,504
                             2010        $12.604      $14.428        11,163
                             2011        $14.428      $14.497         6,008
                             2012        $14.497      $15.962         5,771
                             2013        $15.962      $20.296         5,406
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.217             0
                             2005        $11.217      $11.183        33,207
                             2006        $11.183      $12.973        45,329
                             2007        $12.973      $13.205        45,766
                             2008        $13.205      $ 9.113        27,141
                             2009        $ 9.113      $12.123        24,267
                             2010        $12.123      $13.402        19,515
                             2011        $13.402      $13.463        19,381
                             2012        $13.463      $14.879        19,852
                             2013        $14.879      $16.633         3,059
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.517             0
                             2005        $10.517      $10.428        54,190
                             2006        $10.428      $11.347        66,905
                             2007        $11.347      $11.825        11,112
                             2008        $11.825      $ 7.595        11,658
                             2009        $ 7.595      $ 9.667        11,628
                             2010        $ 9.667      $10.584         7,493
                             2011        $10.584      $10.228         7,299
                             2012        $10.228      $11.276         7,130
                             2013        $11.276      $14.230         6,171
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.545      $17.659        16,972
                             2005        $17.659      $18.845        17,022
                             2006        $18.845      $21.630        16,741
                             2007        $21.630      $20.714        15,167
                             2008        $20.714      $13.612         8,846
                             2009        $13.612      $17.248         7,158
                             2010        $17.248      $21.699         6,696
                             2011        $21.699      $20.489         6,159
                             2012        $20.489      $23.797         5,605
                             2013        $23.797      $31.808         4,213

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.526      $16.980         4,549
                             2005        $16.980      $17.458         4,714
                             2006        $17.458      $18.618         4,532
                             2007        $18.618      $20.317         4,506
                             2008        $20.317      $11.462           197
                             2009        $11.462      $16.145           193
                             2010        $16.145      $20.216           179
                             2011        $20.216      $18.877           168
                             2012        $18.877      $20.529           128
                             2013        $20.529      $27.826           118
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.232             0
                             2005        $10.232      $10.280           209
                             2006        $10.280      $10.492           220
                             2007        $10.492      $10.972           210
                             2008        $10.972      $11.582           148
                             2009        $11.582      $11.715           179
                             2010        $11.715      $12.101           192
                             2011        $12.101      $12.547           181
                             2012        $12.547      $12.542           194
                             2013        $12.542      $12.029           218
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.996             0
                             2007        $10.996      $12.065         2,786
                             2008        $12.065      $ 8.469         1,014
                             2009        $ 8.469      $10.246           983
                             2010        $10.246      $11.255         1,841
                             2011        $11.255      $10.716             0
                             2012        $10.716      $11.917             0
                             2013        $11.917      $14.920             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.671      $14.002        26,690
                             2005        $14.002      $15.188        28,806
                             2006        $15.188      $17.641        34,838
                             2007        $17.641      $17.908        33,586
                             2008        $17.908      $11.050        19,795
                             2009        $11.050      $13.665        16,890
                             2010        $13.665      $14.907         9,749
                             2011        $14.907      $14.474         7,987
                             2012        $14.474      $16.222         5,181
                             2013        $16.222      $20.414         3,656

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.854      $20.622         5,267
                             2005        $20.622      $25.783         5,089
                             2006        $25.783      $32.403         5,372
                             2007        $32.403      $40.938         5,384
                             2008        $40.938      $18.994         2,917
                             2009        $18.994      $32.163         2,498
                             2010        $32.163      $37.106         1,730
                             2011        $37.106      $30.633         1,407
                             2012        $30.633      $34.008         1,981
                             2013        $34.008      $33.058         1,899
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.582      $15.795         4,679
                             2005        $15.795      $17.073         7,159
                             2006        $17.073      $20.343        11,119
                             2007        $20.343      $23.042        12,563
                             2008        $23.042      $13.478        10,451
                             2009        $13.478      $18.121         9,766
                             2010        $18.121      $19.274         7,563
                             2011        $19.274      $16.899         7,622
                             2012        $16.899      $19.602         6,847
                             2013        $19.602      $23.649         4,487
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.873      $14.491         4,345
                             2005        $14.491      $13.780         4,329
                             2006        $13.780      $15.247         4,310
                             2007        $15.247      $16.603         4,290
                             2008        $16.603      $17.300             0
                             2009        $17.300      $20.145             0
                             2010        $20.145      $22.620             0
                             2011        $22.620      $22.000             0
                             2012        $22.000      $24.835             0
                             2013        $24.835      $24.763             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.724      $12.282         3,151
                             2005        $12.282      $12.971         2,787
                             2006        $12.971      $13.060         4,504
                             2007        $13.060      $14.944        29,015
                             2008        $14.944      $ 7.460         2,050
                             2009        $ 7.460      $12.124         1,447
                             2010        $12.124      $14.223         6,669
                             2011        $14.223      $13.063        11,322
                             2012        $13.063      $14.532           303
                             2013        $14.532      $19.931           219

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.283         7,024
                             2005        $11.283      $12.433         5,295
                             2006        $12.433      $14.724         4,067
                             2007        $14.724      $15.578         2,413
                             2008        $15.578      $ 8.973         1,022
                             2009        $ 8.973      $12.254         1,013
                             2010        $12.254      $14.697         1,005
                             2011        $14.697      $14.553           905
                             2012        $14.553      $16.748         6,249
                             2013        $16.748      $22.062           456
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.277             0
                             2005        $11.277      $12.408         1,716
                             2006        $12.408      $14.685         2,060
                             2007        $14.685      $15.522         2,693
                             2008        $15.522      $ 8.920         2,826
                             2009        $ 8.920      $12.179         2,706
                             2010        $12.179      $14.599         1,122
                             2011        $14.599      $14.442         1,083
                             2012        $14.442      $16.588         1,037
                             2013        $16.588      $21.797           861
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.320             0
                             2005        $11.320      $11.563         4,544
                             2006        $11.563      $13.166         7,633
                             2007        $13.166      $12.615         7,068
                             2008        $12.615      $ 7.945         5,245
                             2009        $ 7.945      $10.009         5,200
                             2010        $10.009      $11.362         5,166
                             2011        $11.362      $10.912         3,737
                             2012        $10.912      $12.732           560
                             2013        $12.732      $16.945           508
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.944             0
                             2005        $10.944      $11.531         1,087
                             2006        $11.531      $12.736         1,573
                             2007        $12.736      $12.914         1,566
                             2008        $12.914      $ 9.796         1,558
                             2009        $ 9.796      $11.772        11,834
                             2010        $11.772      $12.940         1,540
                             2011        $12.940      $12.531           827
                             2012        $12.531      $13.816           472
                             2013        $13.816      $16.928           242

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.338      $14.934         5,799
                             2005        $14.934      $16.077         8,146
                             2006        $16.077      $18.294        10,829
                             2007        $18.294      $18.399         8,204
                             2008        $18.399      $12.236         5,197
                             2009        $12.236      $14.900         4,715
                             2010        $14.900      $16.400         3,635
                             2011        $16.400      $15.727         2,596
                             2012        $15.727      $17.643           855
                             2013        $17.643      $23.155           453
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.107         4,760
                             2005        $11.107      $12.109        45,899
                             2006        $12.109      $12.465         6,262
                             2007        $12.465      $14.381         6,105
                             2008        $14.381      $ 7.501         2,696
                             2009        $ 7.501      $11.508         2,628
                             2010        $11.508      $14.370           880
                             2011        $14.370      $12.779           482
                             2012        $12.779      $13.994           484
                             2013        $13.994      $18.756           219
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.355             0
                             2005        $10.355      $10.292         3,049
                             2006        $10.292      $11.040         5,803
                             2007        $11.040      $11.501         6,502
                             2008        $11.501      $ 9.305         7,086
                             2009        $ 9.305      $12.261        10,904
                             2010        $12.261      $13.511        10,612
                             2011        $13.511      $13.837         9,285
                             2012        $13.837      $15.276         9,089
                             2013        $15.276      $16.213         9,045
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.904             0
                             2005        $10.904      $11.442         8,063
                             2006        $11.442      $12.870         2,162
                             2007        $12.870      $13.474         1,662
                             2008        $13.474      $ 9.429         1,052
                             2009        $ 9.429      $11.654           377
                             2010        $11.654      $13.609           739
                             2011        $13.609      $12.753           371
                             2012        $12.753      $13.835           367
                             2013        $13.835      $18.428             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.888             0
                             2005        $10.888      $11.029         8,718
                             2006        $11.029      $12.691         8,713
                             2007        $12.691      $12.878         6,350
                             2008        $12.878      $ 8.032         5,966
                             2009        $ 8.032      $ 9.370         3,981
                             2010        $ 9.370      $10.794         4,023
                             2011        $10.794      $ 9.946         4,033
                             2012        $ 9.946      $10.937         1,556
                             2013        $10.937      $14.582         1,459
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.136             0
                             2005        $11.136      $11.431             0
                             2006        $11.431      $12.101         1,083
                             2007        $12.101      $14.398         4,172
                             2008        $14.398      $ 8.723         5,242
                             2009        $ 8.723      $12.456         5,412
                             2010        $12.456      $15.023         3,016
                             2011        $15.023      $13.258         3,107
                             2012        $13.258      $14.841         3,122
                             2013        $14.841      $19.960         2,677
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.119             0
                             2005        $11.119      $11.806         6,004
                             2006        $11.806      $13.001         8,764
                             2007        $13.001      $12.828         6,299
                             2008        $12.828      $ 7.632         4,887
                             2009        $ 7.632      $ 9.480         4,198
                             2010        $ 9.480      $11.667         4,130
                             2011        $11.667      $10.987         4,123
                             2012        $10.987      $12.347           516
                             2013        $12.347      $15.787           439
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.273      $10.837         6,822
                             2005        $12.837      $13.208        12,885
                             2006        $13.208      $13.954        13,005
                             2007        $13.954      $15.586        11,488
                             2008        $15.586      $ 8.309        19,097
                             2009        $ 8.309      $11.751        14,027
                             2010        $11.751      $12.583        12,674
                             2011        $12.583      $12.176        11,319
                             2012        $12.176      $13.595        10,271
                             2013        $13.595      $17.263         9,424

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.079      $14.089        12,882
                             2005        $14.089      $14.331        12,665
                             2006        $14.331      $15.587        12,405
                             2007        $15.587      $15.824        11,945
                             2008        $15.824      $ 8.754         3,391
                             2009        $ 8.754      $10.443         3,398
                             2010        $10.443      $11.545         3,314
                             2011        $11.545      $11.370         3,271
                             2012        $11.370      $12.505         3,231
                             2013        $12.505      $13.844         3,227
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.102             0
                             2005        $10.102      $10.143           212
                             2006        $10.143      $10.443         3,656
                             2007        $10.443      $10.663         7,169
                             2008        $10.663      $ 6.374         7,527
                             2009        $ 6.374      $ 6.819         9,639
                             2010        $ 6.819      $ 7.445         9,126
                             2011        $ 7.445      $ 7.884         8,172
                             2012        $ 7.884      $ 8.522         8,295
                             2013        $ 8.522      $ 8.329         9,142
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.376      $14.501         7,858
                             2005        $14.501      $15.933         7,490
                             2006        $15.933      $16.055         6,097
                             2007        $16.055      $16.701         5,669
                             2008        $16.701      $ 8.321         4,803
                             2009        $ 8.321      $10.798         4,930
                             2010        $10.798      $13.472         4,547
                             2011        $13.472      $13.328         4,120
                             2012        $13.328      $15.189         4,080
                             2013        $15.189      $20.211         3,840
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.218      $16.582         9,732
                             2005        $16.582      $18.558        11,622
                             2006        $18.558      $21.369         9,492
                             2007        $21.369      $22.238         8,220
                             2008        $22.238      $13.018         2,809
                             2009        $13.018      $17.798         2,804
                             2010        $17.798      $20.204         2,799
                             2011        $20.204      $18.133         2,716
                             2012        $18.133      $21.516         2,119
                             2013        $21.516      $26.808            31

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.123      $12.897        27,572
                             2005        $12.897      $12.967        40,704
                             2006        $12.967      $13.643        39,174
                             2007        $13.643      $14.663        36,663
                             2008        $14.663      $12.302        16,498
                             2009        $12.302      $14.291        12,909
                             2010        $14.291      $16.092        14,619
                             2011        $16.092      $15.891        13,495
                             2012        $15.891      $17.640        13,221
                             2013        $17.640      $17.243        14,426
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.943      $13.807         5,394
                             2005        $13.807      $13.818        11,364
                             2006        $13.818      $14.809         5,495
                             2007        $14.809      $14.459         5,408
                             2008        $14.459      $ 3.039         9,008
                             2009        $ 3.039      $ 3.756         4,869
                             2010        $ 3.756      $ 4.217         1,207
                             2011        $ 4.217      $ 4.032         1,154
                             2012        $ 4.032      $ 4.469             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.619      $13.513        12,366
                             2005        $13.513      $14.019        19,880
                             2006        $14.019      $15.785        21,262
                             2007        $15.785      $16.128        20,386
                             2008        $16.128      $ 9.711        15,911
                             2009        $ 9.711      $12.195        14,039
                             2010        $12.195      $13.858        12,906
                             2011        $13.858      $13.554        12,708
                             2012        $13.554      $15.506        17,757
                             2013        $15.506      $19.995         5,649
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.646      $17.126        28,896
                             2005        $17.126      $18.435         3,906
                             2006        $18.435      $20.739        34,589
                             2007        $20.739      $20.062         2,548
                             2008        $20.062      $12.202         2,062
                             2009        $12.202      $16.387         1,305
                             2010        $16.387      $19.784           677
                             2011        $19.784      $18.948           670
                             2012        $18.948      $21.874           630
                             2013        $21.874      $30.179         5,497

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.504         5,635
                             2010        $12.504      $13.814         5,320
                             2011        $13.814      $13.814         5,113
                             2012        $13.814      $16.169         9,261
                             2013        $16.169      $21.006         4,732
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.069      $12.812        15,292
                             2005        $12.812      $13.074        14,877
                             2006        $13.074      $14.356        14,841
                             2007        $14.356      $14.218        14,111
                             2008        $14.218      $ 8.269           405
                             2009        $ 8.269      $10.191           402
                             2010        $10.191      $11.081           399
                             2011        $11.081      $11.173           396
                             2012        $11.173      $12.336           394
                             2013        $12.336      $14.292           391
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.418      $13.293         5,671
                             2005        $13.293      $13.952         6,979
                             2006        $13.952      $15.449         6,713
                             2007        $15.449      $15.601         6,733
                             2008        $15.601      $10.205         3,464
                             2009        $10.205      $13.538         4,305
                             2010        $13.538      $15.233         4,237
                             2011        $15.233      $14.883         3,929
                             2012        $14.883      $16.674         5,439
                             2013        $16.674      $19.548         5,209
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.289      $11.865         1,851
                             2005        $11.865      $13.178         1,463
                             2006        $13.178      $13.290         1,961
                             2007        $13.290      $12.960         1,495
                             2008        $12.960      $10.544            80
                             2009        $10.544      $13.034            87
                             2010        $13.034      $13.104            97
                             2011        $13.104      $12.705            95
                             2012        $12.705      $15.240            85
                             2013        $15.240      $21.182            77
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.041      $16.751           933
                             2005        $16.751      $17.844           923
                             2006        $17.844      $22.241           670
                             2007        $22.241      $26.170           523
                             2008        $26.170      $17.847            92
                             2009        $17.847      $18.798           121
                             2010        $18.798      $18.780           133
                             2011        $18.780      $17.430           136
                             2012        $17.430      $17.961           147
                             2013        $17.961      $20.057           158

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.489      $14.704        14,926
                             2005        $14.704      $15.182        15,363
                             2006        $15.182      $17.266        15,981
                             2007        $17.266      $15.915        16,073
                             2008        $15.915      $ 9.571        14,905
                             2009        $ 9.571      $12.190         9,231
                             2010        $12.190      $13.679         7,809
                             2011        $13.679      $12.798         7,579
                             2012        $12.798      $14.959         6,964
                             2013        $14.959      $19.912         6,175
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.329      $14.456        19,389
                             2005        $14.456      $14.622        20,064
                             2006        $14.622      $15.857        20,844
                             2007        $15.857      $15.990        19,176
                             2008        $15.990      $11.598         6,485
                             2009        $11.598      $17.090         3,797
                             2010        $17.090      $19.121         3,809
                             2011        $19.121      $19.090         2,676
                             2012        $19.090      $21.726         2,566
                             2013        $21.726      $22.990         2,602
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.430      $10.687        36,766
                             2005        $10.687      $10.733        34,846
                             2006        $10.733      $11.006        40,229
                             2007        $11.006      $11.361        37,430
                             2008        $11.361      $ 8.480        36,250
                             2009        $ 8.480      $12.201        23,543
                             2010        $12.201      $13.152        23,170
                             2011        $13.152      $13.549        19,439
                             2012        $13.549      $14.721        18,962
                             2013        $14.721      $14.713        19,858
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.366      $15.237        13,224
                             2005        $15.237      $16.774        12,189
                             2006        $16.774      $21.020        12,754
                             2007        $21.020      $22.346        12,700
                             2008        $22.346      $12.287         9,743
                             2009        $12.287      $15.024         8,714
                             2010        $15.024      $16.219         7,743
                             2011        $16.219      $13.218         8,190
                             2012        $13.218      $15.809         7,998
                             2013        $15.809      $19.865         7,340

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.976      $14.340         2,731
                             2005        $14.340      $15.309         3,745
                             2006        $15.309      $17.113         3,925
                             2007        $17.113      $15.921         2,499
                             2008        $15.921      $ 9.442             0
                             2009        $ 9.442      $12.119             0
                             2010        $12.119      $13.545             0
                             2011        $13.545      $13.295             0
                             2012        $13.295      $15.239             0
                             2013        $15.239      $20.202             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.841      $ 9.719        19,628
                             2005        $ 9.719      $ 9.777        22,571
                             2006        $ 9.777      $10.014        48,205
                             2007        $10.014      $10.294        51,325
                             2008        $10.294      $10.359        28,716
                             2009        $10.359      $10.184        28,893
                             2010        $10.184      $ 9.995        19,908
                             2011        $ 9.995      $ 9.808        15,038
                             2012        $ 9.808      $ 9.623        16,343
                             2013        $ 9.623      $ 9.442        16,235
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.480      $14.588         1,092
                             2005        $14.588      $15.745         1,019
                             2006        $15.745      $16.771           963
                             2007        $16.771      $17.396           938
                             2008        $17.396      $10.454             0
                             2009        $10.454      $13.553             0
                             2010        $13.553      $15.897         1,528
                             2011        $15.897      $14.805         1,505
                             2012        $14.805      $16.958         1,354
                             2013        $16.958      $22.701         1,203
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.556      $16.485         2,609
                             2005        $16.485      $17.127         5,609
                             2006        $17.127      $19.495         7,609
                             2007        $19.495      $18.190         7,433
                             2008        $18.190      $ 9.858         6,151
                             2009        $ 9.858      $ 9.278             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.080      $13.803         3,961
                             2005        $13.803      $14.221         3,224
                             2006        $14.221      $15.532         3,423
                             2007        $15.532      $15.322         1,364
                             2008        $15.322      $ 9.238             0
                             2009        $ 9.238      $12.071             0
                             2010        $12.071      $13.782             0
                             2011        $13.782      $13.286             0
                             2012        $13.286      $15.370             0
                             2013        $15.370      $20.111             0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.545      $15.762        35,603
                             2005        $15.762      $17.344         6,699
                             2006        $17.344      $17.945         7,014
                             2007        $17.945      $18.275         6,970
                             2008        $18.275      $ 9.763         3,816
                             2009        $ 9.763      $13.290         1,466
                             2010        $13.290      $15.154             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.383      $12.761        58,750
                             2005        $12.761      $13.233        24,789
                             2006        $13.233      $13.689        27,045
                             2007        $13.689      $14.170        24,340
                             2008        $14.170      $ 8.754        16,448
                             2009        $ 8.754      $14.076         9,828
                             2010        $14.076      $16.683         7,929
                             2011        $16.683      $13.446         8,152
                             2012        $13.446      $15.069         9,556
                             2013        $15.069      $21.248         8,358
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.857      $14.965         6,640
                             2005        $14.965      $16.465         4,792
                             2006        $16.465      $17.900         3,810
                             2007        $17.900      $18.683         3,698
                             2008        $18.683      $15.584         3,112
                             2009        $15.584      $19.894         2,237
                             2010        $19.894      $21.419         2,210
                             2011        $21.419      $22.462         1,444
                             2012        $22.462      $25.976         2,501
                             2013        $25.976      $23.253         2,383

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.064             0
                             2005        $11.064      $12.155         1,033
                             2006        $12.155      $14.491         3,399
                             2007        $14.491      $15.607         1,939
                             2008        $15.607      $10.880         1,848
                             2009        $10.880      $13.830         1,810
                             2010        $13.830      $15.475         1,802
                             2011        $15.475      $16.557           784
                             2012        $16.557      $18.776         1,930
                             2013        $18.776      $22.043         1,834
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.741         3,603
                             2005        $10.741      $12.195         6,114
                             2006        $12.195      $12.456         9,814
                             2007        $12.456      $14.896         8,282
                             2008        $14.896      $ 7.426        10,515
                             2009        $ 7.426      $12.061         8,552
                             2010        $12.061      $14.539         5,388
                             2011        $14.539      $13.866         4,994
                             2012        $13.866      $15.559         2,638
                             2013        $15.559      $22.603         1,098
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.716         1,550
                             2005        $10.716      $12.142         1,467
                             2006        $12.142      $12.367         1,570
                             2007        $12.367      $14.760         1,409
                             2008        $14.760      $ 7.335        21,883
                             2009        $ 7.335      $11.884             0
                             2010        $11.884      $14.296             0
                             2011        $14.296      $13.600             0
                             2012        $13.600      $15.217             0
                             2013        $15.217      $22.055             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.813         1,692
                             2007        $ 9.813      $11.803        37,395
                             2008        $11.803      $ 6.158        32,729
                             2009        $ 6.158      $ 9.508        18,716
                             2010        $ 9.508      $12.339         9,027
                             2011        $12.339      $11.238         3,051
                             2012        $11.238      $11.961         5,031
                             2013        $11.961      $16.133         4,342
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.566      $15.831         3,202
                             2005        $15.831      $17.534        30,690
                             2006        $17.534      $19.240         2,103
                             2007        $19.240      $19.433        20,679
                             2008        $19.433      $11.356        17,048
                             2009        $11.356      $16.338         9,567
                             2010        $16.338      $20.287         1,728
                             2011        $20.287      $18.170         1,585
                             2012        $18.170      $20.447         1,379
                             2013        $20.447      $34.371           157

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.493      $19.348         9,080
                             2005        $19.348      $22.164        10,338
                             2006        $22.164      $29.938         9,483
                             2007        $29.938      $24.296         7,988
                             2008        $24.296      $14.765         6,279
                             2009        $14.765      $18.613         4,721
                             2010        $18.613      $23.654         4,500
                             2011        $23.654      $24.522         3,496
                             2012        $24.522      $27.815         4,336
                             2013        $27.815      $27.768         4,276
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.865         5,947
                             2005        $ 9.865      $ 9.914         6,055
                             2006        $ 9.914      $10.133         8,018
                             2007        $10.133      $10.383        10,009
                             2008        $10.383      $10.369         5,703
                             2009        $10.369      $10.181             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1,
                                     2003

                          MORTALITY & EXPENSE = 1.75


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.245          0
                             2007        $10.245      $11.784          0
                             2008        $11.784      $ 6.622          0
                             2009        $ 6.622      $ 8.797          0
                             2010        $ 8.797      $10.086          0
                             2011        $10.086      $ 9.615          0
                             2012        $ 9.615      $10.950          0
                             2013        $10.950      $14.062          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.437          0
                             2007        $10.437      $11.095          0
                             2008        $11.095      $ 8.141          0
                             2009        $ 8.141      $ 9.896          0
                             2010        $ 9.896      $10.921          0
                             2011        $10.921      $10.664          0
                             2012        $10.664      $11.668          0
                             2013        $11.668      $12.952          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.466          0
                             2007        $10.466      $11.285          0
                             2008        $11.285      $ 7.436          0
                             2009        $ 7.436      $ 9.374          0
                             2010        $ 9.374      $10.509          0
                             2011        $10.509      $10.178          0
                             2012        $10.178      $11.284          0
                             2013        $11.284      $12.795          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.475          0
                             2007        $10.475      $11.409          0
                             2008        $11.409      $ 6.917          0
                             2009        $ 6.917      $ 8.897          0
                             2010        $ 8.897      $10.111          0
                             2011        $10.111      $ 9.635          0
                             2012        $ 9.635      $10.882          0
                             2013        $10.882      $12.955          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.327          0
                             2007        $10.327      $10.725          0
                             2008        $10.725      $ 9.391          0
                             2009        $ 9.391      $10.557          0
                             2010        $10.557      $11.103          0
                             2011        $11.103      $11.040          0
                             2012        $11.040      $11.503          0
                             2013        $11.503      $11.867          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.723          0
                             2007        $ 9.723      $11.660          0
                             2008        $11.660      $ 6.315          0
                             2009        $ 6.315      $ 8.943          0
                             2010        $ 8.943      $10.503          0
                             2011        $10.503      $10.346          0
                             2012        $10.346      $11.989          0
                             2013        $11.989      $15.825          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.798          0
                             2007        $10.798      $11.136          0
                             2008        $11.136      $ 6.862          0
                             2009        $ 6.862      $ 8.499          0
                             2010        $ 8.499      $ 9.561          0
                             2011        $ 9.561      $ 9.544          0
                             2012        $ 9.544      $10.821          0
                             2013        $10.821      $13.997          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.855          0
                             2007        $ 9.855      $11.145          0
                             2008        $11.145      $ 6.600          0
                             2009        $ 6.600      $ 9.045          0
                             2010        $ 9.045      $11.403          0
                             2011        $11.403      $ 9.969          0
                             2012        $ 9.969      $11.199          0
                             2013        $11.199      $14.920          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.371      $14.504          0
                             2005        $14.504      $14.723          0
                             2006        $14.723      $16.857          0
                             2007        $16.857      $15.916          0
                             2008        $15.916      $10.122          0
                             2009        $10.122      $12.561          0
                             2010        $12.561      $14.372          0
                             2011        $14.372      $14.433          0
                             2012        $14.433      $15.883          0
                             2013        $15.883      $20.186          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.214          0
                             2005        $11.214      $11.173          0
                             2006        $11.173      $12.956          0
                             2007        $12.956      $13.180          0
                             2008        $13.180      $ 9.091          0
                             2009        $ 9.091      $12.088          0
                             2010        $12.088      $13.356          0
                             2011        $13.356      $13.410          0
                             2012        $13.410      $14.813          0
                             2013        $14.813      $16.551          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.516          0
                             2005        $10.516      $10.422          0
                             2006        $10.422      $11.334          0
                             2007        $11.334      $11.805          0
                             2008        $11.805      $ 7.579          0
                             2009        $ 7.579      $ 9.641          0
                             2010        $ 9.641      $10.550          0
                             2011        $10.550      $10.190          0
                             2012        $10.190      $11.228          0
                             2013        $11.228      $14.163          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.540      $17.644          0
                             2005        $17.644      $18.819          0
                             2006        $18.819      $21.589          0
                             2007        $21.589      $20.664          0
                             2008        $20.664      $13.573          0
                             2009        $13.573      $17.190          0
                             2010        $17.190      $21.614          0
                             2011        $21.614      $20.398          0
                             2012        $20.398      $23.680          0
                             2013        $23.680      $31.635          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.520      $16.966          0
                             2005        $16.966      $17.434          0
                             2006        $17.434      $18.583          0
                             2007        $18.583      $20.269          0
                             2008        $20.269      $11.429          0
                             2009        $11.429      $16.091          0
                             2010        $16.091      $20.137          0
                             2011        $20.137      $18.793          0
                             2012        $18.793      $20.428          0
                             2013        $20.428      $27.675          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.228          0
                             2005        $10.228      $10.272          0
                             2006        $10.272      $10.477          0
                             2007        $10.477      $10.952          0
                             2008        $10.952      $11.555          0
                             2009        $11.555      $11.681          0
                             2010        $11.681      $12.060          0
                             2011        $12.060      $12.498          0
                             2012        $12.498      $12.486          0
                             2013        $12.486      $11.970          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.992          0
                             2007        $10.992      $12.055          0
                             2008        $12.055      $ 8.457          0
                             2009        $ 8.457      $10.227          0
                             2010        $10.227      $11.228          0
                             2011        $11.228      $10.685          0
                             2012        $10.685      $11.876          0
                             2013        $11.876      $14.862          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.667      $13.990          0
                             2005        $13.990      $15.168          0
                             2006        $15.168      $17.608          0
                             2007        $17.608      $17.866          0
                             2008        $17.866      $11.018          0
                             2009        $11.018      $13.618          0
                             2010        $13.618      $14.849          0
                             2011        $14.849      $14.410          0
                             2012        $14.410      $16.142          0
                             2013        $16.142      $20.303          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.648      $20.604          0
                             2005        $20.604      $25.748          0
                             2006        $25.748      $32.343          0
                             2007        $32.343      $40.840          0
                             2008        $40.840      $18.940          0
                             2009        $18.940      $32.054          0
                             2010        $32.054      $36.961          0
                             2011        $36.961      $30.498          0
                             2012        $30.498      $33.841          0
                             2013        $33.841      $32.878          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.578      $15.781          0
                             2005        $15.781      $17.050          0
                             2006        $17.050      $20.306          0
                             2007        $20.306      $22.987          0
                             2008        $22.987      $13.439          0
                             2009        $13.439      $18.060          0
                             2010        $18.060      $19.199          0
                             2011        $19.199      $16.824          0
                             2012        $16.824      $19.505          0
                             2013        $19.505      $23.521          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.869      $14.479          0
                             2005        $14.479      $13.761          0
                             2006        $13.761      $15.219          0
                             2007        $15.219      $16.564          0
                             2008        $16.564      $17.251          0
                             2009        $17.251      $20.076          0
                             2010        $20.076      $22.531          0
                             2011        $22.531      $21.903          0
                             2012        $21.903      $24.713          0
                             2013        $24.713      $24.628          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.720      $12.271          0
                             2005        $12.271      $12.953          0
                             2006        $12.953      $13.036          0
                             2007        $13.036      $14.909          0
                             2008        $14.909      $ 7.439          0
                             2009        $ 7.439      $12.083          0
                             2010        $12.083      $14.167          0
                             2011        $14.167      $13.005          0
                             2012        $13.005      $14.461          0
                             2013        $14.461      $19.823          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.280          0
                             2005        $11.280      $12.423          0
                             2006        $12.423      $14.704          0
                             2007        $14.704      $15.548          0
                             2008        $15.548      $ 8.951          0
                             2009        $ 8.951      $12.219          0
                             2010        $12.219      $14.647          0
                             2011        $14.647      $14.496          0
                             2012        $14.496      $16.674          0
                             2013        $16.674      $21.954          0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.273          0
                             2005        $11.273      $12.398          0
                             2006        $12.398      $14.665          0
                             2007        $14.665      $15.493          0
                             2008        $15.493      $ 8.899          0
                             2009        $ 8.899      $12.144          0
                             2010        $12.144      $14.550          0
                             2011        $14.550      $14.386          0
                             2012        $14.386      $16.515          0
                             2013        $16.515      $21.690          0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.316          0
                             2005        $11.316      $11.554          0
                             2006        $11.554      $13.148          0
                             2007        $13.148      $12.591          0
                             2008        $12.591      $ 7.926          0
                             2009        $ 7.926      $ 9.981          0
                             2010        $ 9.981      $11.323          0
                             2011        $11.323      $10.870          0
                             2012        $10.870      $12.676          0
                             2013        $12.676      $16.861          0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.941          0
                             2005        $10.941      $11.521          0
                             2006        $11.521      $12.719          0
                             2007        $12.719      $12.890          0
                             2008        $12.890      $ 9.773          0
                             2009        $ 9.773      $11.738          0
                             2010        $11.738      $12.896          0
                             2011        $12.896      $12.482          0
                             2012        $12.482      $13.755          0
                             2013        $13.755      $16.845          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.334      $14.922          0
                             2005        $14.922      $16.055          0
                             2006        $16.055      $18.259          0
                             2007        $18.259      $18.355          0
                             2008        $18.355      $12.201          0
                             2009        $12.201      $14.849          0
                             2010        $14.849      $16.336          0
                             2011        $16.336      $15.658          0
                             2012        $15.658      $17.556          0
                             2013        $17.556      $23.029          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.103          0
                             2005        $11.103      $12.099          0
                             2006        $12.099      $12.449          0
                             2007        $12.449      $14.354          0
                             2008        $14.354      $ 7.483          0
                             2009        $ 7.483      $11.474          0
                             2010        $11.474      $14.321          0
                             2011        $14.321      $12.729          0
                             2012        $12.729      $13.933          0
                             2013        $13.933      $18.664          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.353          0
                             2005        $10.353      $10.286          0
                             2006        $10.286      $11.028          0
                             2007        $11.028      $11.482          0
                             2008        $11.482      $ 9.285          0
                             2009        $ 9.285      $12.228          0
                             2010        $12.228      $13.468          0
                             2011        $13.468      $13.786          0
                             2012        $13.786      $15.212          0
                             2013        $15.212      $16.136          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.902          0
                             2005        $10.902      $11.435          0
                             2006        $11.435      $12.855          0
                             2007        $12.855      $13.452          0
                             2008        $13.452      $ 9.409          0
                             2009        $ 9.409      $11.622          0
                             2010        $11.622      $13.566          0
                             2011        $13.566      $12.706          0
                             2012        $12.706      $13.777          0
                             2013        $13.777      $18.341          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.886          0
                             2005        $10.886      $11.022          0
                             2006        $11.022      $12.676          0
                             2007        $12.676      $12.856          0
                             2008        $12.856      $ 8.015          0
                             2009        $ 8.015      $ 9.345          0
                             2010        $ 9.345      $10.759          0
                             2011        $10.759      $ 9.909          0
                             2012        $ 9.909      $10.891          0
                             2013        $10.891      $14.514          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.134          0
                             2005        $11.134      $11.424          0
                             2006        $11.424      $12.087          0
                             2007        $12.087      $14.374          0
                             2008        $14.374      $ 8.704          0
                             2009        $ 8.704      $12.423          0
                             2010        $12.423      $14.975          0
                             2011        $14.975      $13.209          0
                             2012        $13.209      $14.779          0
                             2013        $14.779      $19.866          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.117          0
                             2005        $11.117      $11.799          0
                             2006        $11.799      $12.986          0
                             2007        $12.986      $12.806          0
                             2008        $12.806      $ 7.615          0
                             2009        $ 7.615      $ 9.455          0
                             2010        $ 9.455      $11.630          0
                             2011        $11.630      $10.947          0
                             2012        $10.947      $12.295          0
                             2013        $12.295      $15.713          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.268      $12.826          0
                             2005        $12.826      $13.190          0
                             2006        $13.190      $13.928          0
                             2007        $13.928      $15.549          0
                             2008        $15.549      $ 8.285          0
                             2009        $ 8.285      $11.711          0
                             2010        $11.711      $12.534          0
                             2011        $12.534      $12.123          0
                             2012        $12.123      $13.528          0
                             2013        $13.528      $17.170          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.075      $14.077          0
                             2005        $14.077      $14.311          0
                             2006        $14.311      $15.558          0
                             2007        $15.558      $15.787          0
                             2008        $15.787      $ 8.728          0
                             2009        $ 8.728      $10.408          0
                             2010        $10.408      $11.500          0
                             2011        $11.500      $11.320          0
                             2012        $11.320      $12.444          0
                             2013        $12.444      $13.769          0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.101          0
                             2005        $10.101      $10.137          0
                             2006        $10.137      $10.431          0
                             2007        $10.431      $10.646          0
                             2008        $10.646      $ 6.360          0
                             2009        $ 6.360      $ 6.801          0
                             2010        $ 6.801      $ 7.421          0
                             2011        $ 7.421      $ 7.855          0
                             2012        $ 7.855      $ 8.486          0
                             2013        $ 8.486      $ 8.290          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.372      $14.489          0
                             2005        $14.489      $15.912          0
                             2006        $15.912      $16.025          0
                             2007        $16.025      $16.661          0
                             2008        $16.661      $ 8.297          0
                             2009        $ 8.297      $10.761          0
                             2010        $10.761      $13.419          0
                             2011        $13.419      $13.269          0
                             2012        $13.269      $15.114          0
                             2013        $15.114      $20.102          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.213      $16.568          0
                             2005        $16.568      $18.532          0
                             2006        $18.532      $21.330          0
                             2007        $21.330      $22.185          0
                             2008        $22.185      $12.980          0
                             2009        $12.980      $17.738          0
                             2010        $17.738      $20.126          0
                             2011        $20.126      $18.053          0
                             2012        $18.053      $21.411          0
                             2013        $21.411      $26.662          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.119      $12.886          0
                             2005        $12.886      $12.950          0
                             2006        $12.950      $13.618          0
                             2007        $13.618      $14.628          0
                             2008        $14.628      $12.266          0
                             2009        $12.266      $14.242          0
                             2010        $14.242      $16.029          0
                             2011        $16.029      $15.821          0
                             2012        $15.821      $17.554          0
                             2013        $17.554      $17.150          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.938      $13.795          0
                             2005        $13.795      $13.800          0
                             2006        $13.800      $14.781          0
                             2007        $14.781      $14.425          0
                             2008        $14.425      $ 3.031          0
                             2009        $ 3.031      $ 3.743          0
                             2010        $ 3.743      $ 4.201          0
                             2011        $ 4.201      $ 4.014          0
                             2012        $ 4.014      $ 4.447          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.615      $13.501          0
                             2005        $13.501      $14.000          0
                             2006        $14.000      $15.756          0
                             2007        $15.756      $16.090          0
                             2008        $16.090      $ 9.683          0
                             2009        $ 9.683      $12.153          0
                             2010        $12.153      $13.804          0
                             2011        $13.804      $13.494          0
                             2012        $13.494      $15.429          0
                             2013        $15.429      $19.887          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.641      $17.111          0
                             2005        $17.111      $18.410          0
                             2006        $18.410      $20.700          0
                             2007        $20.700      $20.014          0
                             2008        $20.014      $12.167          0
                             2009        $12.167      $16.331          0
                             2010        $16.331      $19.707          0
                             2011        $19.707      $18.865          0
                             2012        $18.865      $21.767          0
                             2013        $21.767      $30.016          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.462          0
                             2010        $12.462      $13.761          0
                             2011        $13.761      $13.753          0
                             2012        $13.753      $16.089          0
                             2013        $16.089      $20.892          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.064      $12.801          0
                             2005        $12.801      $13.056          0
                             2006        $13.056      $14.330          0
                             2007        $14.330      $14.184          0
                             2008        $14.184      $ 8.245          0
                             2009        $ 8.245      $10.157          0
                             2010        $10.157      $11.038          0
                             2011        $11.038      $11.124          0
                             2012        $11.124      $12.275          0
                             2013        $12.275      $14.215          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.414      $13.282          0
                             2005        $13.282      $13.933          0
                             2006        $13.933      $15.420          0
                             2007        $15.420      $15.564          0
                             2008        $15.564      $10.176          0
                             2009        $10.176      $13.492          0
                             2010        $13.492      $15.173          0
                             2011        $15.173      $14.817          0
                             2012        $14.817      $16.592          0
                             2013        $16.592      $19.442          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.285      $11.855          0
                             2005        $11.855      $13.160          0
                             2006        $13.160      $13.266          0
                             2007        $13.266      $12.929          0
                             2008        $12.929      $10.513          0
                             2009        $10.513      $12.990          0
                             2010        $12.990      $13.052          0
                             2011        $13.052      $12.649          0
                             2012        $12.649      $15.165          0
                             2013        $15.165      $21.067          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.036      $16.737          0
                             2005        $16.737      $17.820          0
                             2006        $17.820      $22.200          0
                             2007        $22.200      $26.108          0
                             2008        $26.108      $17.795          0
                             2009        $17.795      $18.734          0
                             2010        $18.734      $18.707          0
                             2011        $18.707      $17.353          0
                             2012        $17.353      $17.873          0
                             2013        $17.873      $19.948          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.484      $14.692          0
                             2005        $14.692      $15.161          0
                             2006        $15.161      $17.233          0
                             2007        $17.233      $15.877          0
                             2008        $15.877      $ 9.544          0
                             2009        $ 9.544      $12.149          0
                             2010        $12.149      $13.626          0
                             2011        $13.626      $12.742          0
                             2012        $12.742      $14.885          0
                             2013        $14.885      $19.804          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.324      $14.443          0
                             2005        $14.443      $14.603          0
                             2006        $14.603      $15.827          0
                             2007        $15.827      $15.952          0
                             2008        $15.952      $11.565          0
                             2009        $11.565      $17.032          0
                             2010        $17.032      $19.046          0
                             2011        $19.046      $19.006          0
                             2012        $19.006      $21.619          0
                             2013        $21.619      $22.865          0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.426      $10.677          0
                             2005        $10.677      $10.718          0
                             2006        $10.718      $10.986          0
                             2007        $10.986      $11.334          0
                             2008        $11.334      $ 8.455          0
                             2009        $ 8.455      $12.159          0
                             2010        $12.159      $13.100          0
                             2011        $13.100      $13.489          0
                             2012        $13.489      $14.648          0
                             2013        $14.648      $14.633          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.361      $15.224          0
                             2005        $15.224      $16.751          0
                             2006        $16.751      $20.980          0
                             2007        $20.980      $22.292          0
                             2008        $22.292      $12.252          0
                             2009        $12.252      $14.973          0
                             2010        $14.973      $16.155          0
                             2011        $16.155      $13.160          0
                             2012        $13.160      $15.732          0
                             2013        $15.732      $19.757          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.972      $14.328          0
                             2005        $14.328      $15.288          0
                             2006        $15.288      $17.081          0
                             2007        $17.081      $15.883          0
                             2008        $15.883      $ 9.415          0
                             2009        $ 9.415      $12.078          0
                             2010        $12.078      $13.492          0
                             2011        $13.492      $13.237          0
                             2012        $13.237      $15.164          0
                             2013        $15.164      $20.093          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.838      $ 9.710          0
                             2005        $ 9.710      $ 9.764          0
                             2006        $ 9.764      $ 9.995          0
                             2007        $ 9.995      $10.269          0
                             2008        $10.269      $10.329          0
                             2009        $10.329      $10.149          0
                             2010        $10.149      $ 9.956          0
                             2011        $ 9.956      $ 9.765          0
                             2012        $ 9.765      $ 9.576          0
                             2013        $ 9.576      $ 9.391          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.475      $14.576          0
                             2005        $14.576      $15.724          0
                             2006        $15.724      $16.739          0
                             2007        $16.739      $17.355          0
                             2008        $17.355      $10.424          0
                             2009        $10.424      $13.507          0
                             2010        $13.507      $15.835          0
                             2011        $15.835      $14.739          0
                             2012        $14.739      $16.875          0
                             2013        $16.875      $22.578          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.551      $16.471          0
                             2005        $16.471      $17.104          0
                             2006        $17.104      $19.459          0
                             2007        $19.459      $18.146          0
                             2008        $18.146      $ 9.830          0
                             2009        $ 9.830      $ 9.251          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.075      $13.791          0
                             2005        $13.791      $14.202          0
                             2006        $14.202      $15.503          0
                             2007        $15.503      $15.285          0
                             2008        $15.285      $ 9.211          0
                             2009        $ 9.211      $12.030          0
                             2010        $12.030      $13.729          0
                             2011        $13.729      $13.228          0
                             2012        $13.228      $15.295          0
                             2013        $15.295      $20.002          0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.541      $15.749          0
                             2005        $15.749      $17.321          0
                             2006        $17.321      $17.912          0
                             2007        $17.912      $18.231          0
                             2008        $18.231      $ 9.735          0
                             2009        $ 9.735      $13.245          0
                             2010        $13.245      $15.097          0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.379      $12.750          0
                             2005        $12.750      $13.215          0
                             2006        $13.215      $13.664          0
                             2007        $13.664      $14.137          0
                             2008        $14.137      $ 8.729          0
                             2009        $ 8.729      $14.028          0
                             2010        $14.028      $16.618          0
                             2011        $16.618      $13.387          0
                             2012        $13.387      $14.994          0
                             2013        $14.994      $21.133          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.852      $14.953          0
                             2005        $14.953      $16.443          0
                             2006        $16.443      $17.867          0
                             2007        $17.867      $18.639          0
                             2008        $18.639      $15.539          0
                             2009        $15.539      $19.826          0
                             2010        $19.826      $21.336          0
                             2011        $21.336      $22.363          0
                             2012        $22.363      $25.848          0
                             2013        $25.848      $23.127          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.058          0
                             2005        $11.058      $12.143          0
                             2006        $12.143      $14.469          0
                             2007        $14.469      $15.575          0
                             2008        $15.575      $10.852          0
                             2009        $10.852      $13.788          0
                             2010        $13.788      $15.420          0
                             2011        $15.420      $16.490          0
                             2012        $16.490      $18.690          0
                             2013        $18.690      $21.931          0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.738          0
                             2005        $10.738      $12.184          0
                             2006        $12.184      $12.439          0
                             2007        $12.439      $14.868          0
                             2008        $14.868      $ 7.408          0
                             2009        $ 7.408      $12.027          0
                             2010        $12.027      $14.490          0
                             2011        $14.490      $13.812          0
                             2012        $13.812      $15.490          0
                             2013        $15.490      $22.492          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.712          0
                             2005        $10.712      $12.131          0
                             2006        $12.131      $12.350          0
                             2007        $12.350      $14.732          0
                             2008        $14.732      $ 7.317          0
                             2009        $ 7.317      $11.850          0
                             2010        $11.850      $14.248          0
                             2011        $14.248      $13.547          0
                             2012        $13.547      $15.150          0
                             2013        $15.150      $21.946          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.809          0
                             2007        $ 9.809      $11.793          0
                             2008        $11.793      $ 6.150          0
                             2009        $ 6.150      $ 9.490          0
                             2010        $ 9.490      $12.310          0
                             2011        $12.310      $11.205          0
                             2012        $11.205      $11.920          0
                             2013        $11.920      $16.070          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.561      $15.818          0
                             2005        $15.818      $17.510          0
                             2006        $17.510      $19.204          0
                             2007        $19.204      $19.387          0
                             2008        $19.387      $11.323          0
                             2009        $11.323      $16.283          0
                             2010        $16.283      $20.208          0
                             2011        $20.208      $18.090          0
                             2012        $18.090      $20.347          0
                             2013        $20.347      $34.184          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.488      $19.332          0
                             2005        $19.332      $22.134          0
                             2006        $22.134      $29.882          0
                             2007        $29.882      $24.238          0
                             2008        $24.238      $14.722          0
                             2009        $14.722      $18.550          0
                             2010        $18.550      $23.561          0
                             2011        $23.561      $24.413          0
                             2012        $24.413      $27.678          0
                             2013        $27.678      $27.617          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.860          0
                             2005        $ 9.860      $ 9.904          0
                             2006        $ 9.904      $10.117          0
                             2007        $10.117      $10.362          0
                             2008        $10.362      $10.343          0
                             2009        $10.343      $10.150          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
   DEATH BENEFIT OPTION OR ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                           BENEFIT OPTION (AGE0-70)

                           MORTALITY & EXPENSE = 1.8


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.242          0
                             2007        $10.242      $11.774          0
                             2008        $11.774      $ 6.613          0
                             2009        $ 6.613      $ 8.780          0
                             2010        $ 8.780      $10.062          0
                             2011        $10.062      $ 9.588          0
                             2012        $ 9.588      $10.913          0
                             2013        $10.913      $14.007          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.433          0
                             2007        $10.433      $11.085          0
                             2008        $11.085      $ 8.130          0
                             2009        $ 8.130      $ 9.877          0
                             2010        $ 9.877      $10.895          0
                             2011        $10.895      $10.633          0
                             2012        $10.633      $11.628          0
                             2013        $11.628      $12.901          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.463          0
                             2007        $10.463      $11.275          0
                             2008        $11.275      $ 7.426          0
                             2009        $ 7.426      $ 9.356          0
                             2010        $ 9.356      $10.484          0
                             2011        $10.484      $10.148          0
                             2012        $10.148      $11.246          0
                             2013        $11.246      $12.745          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.472          0
                             2007        $10.472      $11.399          0
                             2008        $11.399      $ 6.907          0
                             2009        $ 6.907      $ 8.881          0
                             2010        $ 8.881      $10.087          0
                             2011        $10.087      $ 9.607          0
                             2012        $ 9.607      $10.845          0
                             2013        $10.845      $12.905          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.324          0
                             2007        $10.324      $10.716          0
                             2008        $10.716      $ 9.378          0
                             2009        $ 9.378      $10.537          0
                             2010        $10.537      $11.077          0
                             2011        $11.077      $11.008          0
                             2012        $11.008      $11.463          0
                             2013        $11.463      $11.821          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.720          0
                             2007        $ 9.720      $11.650          0
                             2008        $11.650      $ 6.306          0
                             2009        $ 6.306      $ 8.926          0
                             2010        $ 8.926      $10.478          0
                             2011        $10.478      $10.316          0
                             2012        $10.316      $11.948          0
                             2013        $11.948      $15.763          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.794          0
                             2007        $10.794      $11.126          0
                             2008        $11.126      $ 6.853          0
                             2009        $ 6.853      $ 8.483          0
                             2010        $ 8.483      $ 9.539          0
                             2011        $ 9.539      $ 9.516          0
                             2012        $ 9.516      $10.784          0
                             2013        $10.784      $13.942          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.852          0
                             2007        $ 9.852      $11.135          0
                             2008        $11.135      $ 6.591          0
                             2009        $ 6.591      $ 9.028          0
                             2010        $ 9.028      $11.376          0
                             2011        $11.376      $ 9.940          0
                             2012        $ 9.940      $11.161          0
                             2013        $11.161      $14.862          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.359      $14.483           0
                             2005        $14.483      $14.695           0
                             2006        $14.695      $16.817           0
                             2007        $16.817      $15.869           0
                             2008        $15.869      $10.087           0
                             2009        $10.087      $12.511           0
                             2010        $12.511      $14.308           0
                             2011        $14.308      $14.361           0
                             2012        $14.361      $15.796           0
                             2013        $15.796      $20.066           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.210           0
                             2005        $11.210      $11.164           0
                             2006        $11.164      $12.938           0
                             2007        $12.938      $13.155           0
                             2008        $13.155      $ 9.070           0
                             2009        $ 9.070      $12.054           0
                             2010        $12.054      $13.311           0
                             2011        $13.311      $13.358           0
                             2012        $13.358      $14.748           0
                             2013        $14.748      $16.469           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.515           0
                             2005        $10.515      $10.415           0
                             2006        $10.415      $11.321           0
                             2007        $11.321      $11.786         139
                             2008        $11.786      $ 7.562         149
                             2009        $ 7.562      $ 9.616         146
                             2010        $ 9.616      $10.517         148
                             2011        $10.517      $10.153         150
                             2012        $10.153      $11.181         151
                             2013        $11.181      $14.097         141
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.527      $17.619          45
                             2005        $17.619      $18.784          44
                             2006        $18.784      $21.537           0
                             2007        $21.537      $20.604          84
                             2008        $20.604      $13.526          86
                             2009        $13.526      $17.122          84
                             2010        $17.122      $21.518          79
                             2011        $21.518      $20.297          80
                             2012        $20.297      $23.550          78
                             2013        $23.550      $31.446          73

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.507      $16.942            0
                             2005        $16.942      $17.401            0
                             2006        $17.401      $18.538            0
                             2007        $18.538      $20.209            0
                             2008        $20.209      $11.389            0
                             2009        $11.389      $16.027            0
                             2010        $16.027      $20.048            0
                             2011        $20.048      $18.700            0
                             2012        $18.700      $20.316            0
                             2013        $20.316      $27.509            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.225            0
                             2005        $10.225      $10.263            0
                             2006        $10.263      $10.463            0
                             2007        $10.463      $10.931            0
                             2008        $10.931      $11.527            0
                             2009        $11.527      $11.647            0
                             2010        $11.647      $12.019            0
                             2011        $12.019      $12.449            0
                             2012        $12.449      $12.431            0
                             2013        $12.431      $11.911            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.989            0
                             2007        $10.989      $12.045            0
                             2008        $12.045      $ 8.446            0
                             2009        $ 8.446      $10.208            0
                             2010        $10.208      $11.201            0
                             2011        $11.201      $10.654            0
                             2012        $10.654      $11.836            0
                             2013        $11.836      $14.804            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.656      $13.971        1,601
                             2005        $13.971      $15.139        1,507
                             2006        $15.139      $17.566            0
                             2007        $17.566      $17.813            0
                             2008        $17.813      $10.980            0
                             2009        $10.980      $13.564            0
                             2010        $13.564      $14.783            0
                             2011        $14.783      $14.338            0
                             2012        $14.338      $16.054            0
                             2013        $16.054      $20.181            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.833      $20.576            0
                             2005        $20.576      $25.699            0
                             2006        $25.699      $32.264            0
                             2007        $32.264      $40.721            0
                             2008        $40.721      $18.874            0
                             2009        $18.874      $31.928            0
                             2010        $31.928      $36.796            0
                             2011        $36.796      $30.347            0
                             2012        $30.347      $33.656            0
                             2013        $33.656      $32.682            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.565      $15.759            0
                             2005        $15.759      $17.017            0
                             2006        $17.017      $20.256            0
                             2007        $20.256      $22.920           36
                             2008        $22.920      $13.393           42
                             2009        $13.393      $17.989           39
                             2010        $17.989      $19.113           41
                             2011        $19.113      $16.741           45
                             2012        $16.741      $19.399           43
                             2013        $19.399      $23.380           42
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.857      $14.458            0
                             2005        $14.458      $13.735            0
                             2006        $13.735      $15.182            0
                             2007        $15.182      $16.515            0
                             2008        $16.515      $17.191            0
                             2009        $17.191      $19.997            0
                             2010        $19.997      $22.431            0
                             2011        $22.431      $21.794            0
                             2012        $21.794      $24.578            0
                             2013        $24.578      $24.481            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.709      $12.254        1,215
                             2005        $12.254      $12.928        1,150
                             2006        $12.928      $13.004            0
                             2007        $13.004      $14.865            0
                             2008        $14.865      $ 7.413            0
                             2009        $ 7.413      $12.035            0
                             2010        $12.035      $14.104            0
                             2011        $14.104      $12.940            0
                             2012        $12.940      $14.381            0
                             2013        $14.381      $19.705            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.276          64
                             2005        $11.276      $12.412          64
                             2006        $12.412      $14.684          63
                             2007        $14.684      $15.519          63
                             2008        $15.519      $ 8.930          62
                             2009        $ 8.930      $12.184          62
                             2010        $12.184      $14.597          61
                             2011        $14.597      $14.439          61
                             2012        $14.439      $16.601          60
                             2013        $16.601      $21.846          60
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.269           0
                             2005        $11.269      $12.387           0
                             2006        $12.387      $14.645           0
                             2007        $14.645      $15.464           0
                             2008        $15.464      $ 8.878           0
                             2009        $ 8.878      $12.109           0
                             2010        $12.109      $14.501           0
                             2011        $14.501      $14.330           0
                             2012        $14.330      $16.442           0
                             2013        $16.442      $21.584           0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.312           0
                             2005        $11.312      $11.544           0
                             2006        $11.544      $13.130           0
                             2007        $13.130      $12.568          65
                             2008        $12.568      $ 7.907          71
                             2009        $ 7.907      $ 9.952          71
                             2010        $ 9.952      $11.285          69
                             2011        $11.285      $10.827          70
                             2012        $10.827      $12.620          67
                             2013        $12.620      $16.779          59
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.937           0
                             2005        $10.937      $11.511           0
                             2006        $11.511      $12.702           0
                             2007        $12.702      $12.866           0
                             2008        $12.866      $ 9.750           0
                             2009        $ 9.750      $11.705           0
                             2010        $11.705      $12.852           0
                             2011        $12.852      $12.433           0
                             2012        $12.433      $13.695           0
                             2013        $13.695      $16.762           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.322      $14.901        12,635
                             2005        $14.901      $16.024        11,887
                             2006        $16.024      $18.215             0
                             2007        $18.215      $18.301         8,528
                             2008        $18.301      $12.159         3,840
                             2009        $12.159      $14.790         4,096
                             2010        $14.790      $16.264         4,256
                             2011        $16.264      $15.580         4,320
                             2012        $15.580      $17.460         4,297
                             2013        $17.460      $22.891         4,039
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.100             0
                             2005        $11.100      $12.088             0
                             2006        $12.088      $12.432             0
                             2007        $12.432      $14.327             0
                             2008        $14.327      $ 7.465             0
                             2009        $ 7.465      $11.441             0
                             2010        $11.441      $14.272             0
                             2011        $14.272      $12.679             0
                             2012        $12.679      $13.871             0
                             2013        $13.871      $18.572             0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.352             0
                             2005        $10.352      $10.279             0
                             2006        $10.279      $11.015             0
                             2007        $11.015      $11.463            72
                             2008        $11.463      $ 9.265            60
                             2009        $ 9.265      $12.196            58
                             2010        $12.196      $13.425            58
                             2011        $13.425      $13.735            55
                             2012        $13.735      $15.148            56
                             2013        $15.148      $16.060            62
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.901             0
                             2005        $10.901      $11.427             0
                             2006        $11.427      $12.840             0
                             2007        $12.840      $13.429             0
                             2008        $13.429      $ 9.388             0
                             2009        $ 9.388      $11.591             0
                             2010        $11.591      $13.523             0
                             2011        $13.523      $12.659             0
                             2012        $12.659      $13.719             0
                             2013        $13.719      $18.255             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.885            0
                             2005        $10.885      $11.015            0
                             2006        $11.015      $12.662            0
                             2007        $12.662      $12.835            0
                             2008        $12.835      $ 7.998            0
                             2009        $ 7.998      $ 9.320            0
                             2010        $ 9.320      $10.725            0
                             2011        $10.725      $ 9.873            0
                             2012        $ 9.873      $10.845            0
                             2013        $10.845      $14.446            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.133            0
                             2005        $11.133      $11.417            0
                             2006        $11.417      $12.073            0
                             2007        $12.073      $14.350            0
                             2008        $14.350      $ 8.685            0
                             2009        $ 8.685      $12.390            0
                             2010        $12.390      $14.927            0
                             2011        $14.927      $13.161            0
                             2012        $13.161      $14.717            0
                             2013        $14.717      $19.772            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.116            0
                             2005        $11.116      $11.791            0
                             2006        $11.791      $12.971            0
                             2007        $12.971      $12.785           64
                             2008        $12.785      $ 7.599           75
                             2009        $ 7.599      $ 9.430           74
                             2010        $ 9.430      $11.593           67
                             2011        $11.593      $10.907           70
                             2012        $10.907      $12.244           69
                             2013        $12.244      $15.639           63
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.264      $12.815        1,751
                             2005        $12.815      $13.172        1,681
                             2006        $13.172      $13.902            0
                             2007        $13.902      $15.512           53
                             2008        $15.512      $ 8.261           68
                             2009        $ 8.261      $11.671           60
                             2010        $11.671      $12.485           62
                             2011        $12.485      $12.069           63
                             2012        $12.069      $13.462           63
                             2013        $13.462      $17.077           58

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.063      $14.057          92
                             2005        $14.057      $14.284          91
                             2006        $14.284      $15.521           0
                             2007        $15.521      $15.740          90
                             2008        $15.740      $ 8.698          90
                             2009        $ 8.698      $10.366          89
                             2010        $10.366      $11.448          88
                             2011        $11.448      $11.264          87
                             2012        $11.264      $12.376          87
                             2013        $12.376      $13.686          86
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.100           0
                             2005        $10.100      $10.130           0
                             2006        $10.130      $10.419           0
                             2007        $10.419      $10.628           0
                             2008        $10.628      $ 6.346           0
                             2009        $ 6.346      $ 6.783           0
                             2010        $ 6.783      $ 7.398           0
                             2011        $ 7.398      $ 7.826           0
                             2012        $ 7.826      $ 8.450           0
                             2013        $ 8.450      $ 8.251           0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.361      $14.469           0
                             2005        $14.469      $15.881           0
                             2006        $15.881      $15.986           0
                             2007        $15.986      $16.612           0
                             2008        $16.612      $ 8.269           0
                             2009        $ 8.269      $10.719           0
                             2010        $10.719      $13.359           0
                             2011        $13.359      $13.203           0
                             2012        $13.203      $15.032           0
                             2013        $15.032      $19.981           0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.200      $16.545           0
                             2005        $16.545      $18.497           0
                             2006        $18.497      $21.278           0
                             2007        $21.278      $22.120           0
                             2008        $22.120      $12.936           0
                             2009        $12.936      $17.668           0
                             2010        $17.668      $20.036           0
                             2011        $20.036      $17.963           0
                             2012        $17.963      $21.293           0
                             2013        $21.293      $26.503           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.108      $12.868          142
                             2005        $12.868      $12.925          141
                             2006        $12.925      $13.585            0
                             2007        $13.585      $14.585          252
                             2008        $14.585      $12.224          229
                             2009        $12.224      $14.186          236
                             2010        $14.186      $15.958          234
                             2011        $15.958      $15.743          231
                             2012        $15.743      $17.458          230
                             2013        $17.458      $17.047          249
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.927      $13.776        1,602
                             2005        $13.776      $13.773        1,635
                             2006        $13.773      $14.746            0
                             2007        $14.746      $14.383            0
                             2008        $14.383      $ 3.020            0
                             2009        $ 3.020      $ 3.728            0
                             2010        $ 3.728      $ 4.182            0
                             2011        $ 4.182      $ 3.994            0
                             2012        $ 3.994      $ 4.423            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.604      $13.482        4,879
                             2005        $13.482      $13.974        4,828
                             2006        $13.974      $15.718            0
                             2007        $15.718      $16.043        4,829
                             2008        $16.043      $ 9.650        5,107
                             2009        $ 9.650      $12.105        5,233
                             2010        $12.105      $13.742        5,167
                             2011        $13.742      $13.427        5,173
                             2012        $13.427      $15.345        5,074
                             2013        $15.345      $19.768        4,917
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.628      $17.087            0
                             2005        $17.087      $18.375            0
                             2006        $18.375      $20.650            0
                             2007        $20.650      $19.955           41
                             2008        $19.955      $12.125           48
                             2009        $12.125      $16.267           43
                             2010        $16.267      $19.619           40
                             2011        $19.619      $18.771           40
                             2012        $18.771      $21.648           39
                             2013        $21.648      $29.836           33

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.412           56
                             2010        $12.412      $13.699           57
                             2011        $13.699      $13.685           56
                             2012        $13.685      $16.001           53
                             2013        $16.001      $20.767           48
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.054      $12.784        5,197
                             2005        $12.784      $13.031        5,285
                             2006        $13.031      $14.295            0
                             2007        $14.295      $14.143        5,352
                             2008        $14.143      $ 8.216        5,877
                             2009        $ 8.216      $10.117        6,091
                             2010        $10.117      $10.989        6,223
                             2011        $10.989      $11.069        6,037
                             2012        $11.069      $12.208        6,235
                             2013        $12.208      $14.130        6,589
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.402      $13.263            0
                             2005        $13.263      $13.906            0
                             2006        $13.906      $15.383            0
                             2007        $15.383      $15.518            0
                             2008        $15.518      $10.141            0
                             2009        $10.141      $13.438            0
                             2010        $13.438      $15.106            0
                             2011        $15.106      $14.744            0
                             2012        $14.744      $16.502            0
                             2013        $16.502      $19.326            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.275      $11.838            0
                             2005        $11.838      $13.135            0
                             2006        $13.135      $13.234            0
                             2007        $13.234      $12.891            0
                             2008        $12.891      $10.477            0
                             2009        $10.477      $12.939            0
                             2010        $12.939      $12.994            0
                             2011        $12.994      $12.586            0
                             2012        $12.586      $15.082            0
                             2013        $15.082      $20.941            0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.023      $16.713            0
                             2005        $16.713      $17.786            0
                             2006        $17.786      $22.146            0
                             2007        $22.146      $26.032            0
                             2008        $26.032      $17.734            0
                             2009        $17.734      $18.660            0
                             2010        $18.660      $18.624            0
                             2011        $18.624      $17.267            0
                             2012        $17.267      $17.775            0
                             2013        $17.775      $19.829            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.472      $14.671        4,393
                             2005        $14.671      $15.132        4,387
                             2006        $15.132      $17.192            0
                             2007        $17.192      $15.830        4,621
                             2008        $15.830      $ 9.511        4,805
                             2009        $ 9.511      $12.101        5,023
                             2010        $12.101      $13.565        5,066
                             2011        $13.565      $12.679        5,222
                             2012        $12.679      $14.804        5,097
                             2013        $14.804      $19.686        4,648
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.312      $14.423        4,384
                             2005        $14.423      $14.575        4,596
                             2006        $14.575      $15.789            0
                             2007        $15.789      $15.905        4,649
                             2008        $15.905      $11.525        4,070
                             2009        $11.525      $16.964        3,610
                             2010        $16.964      $18.962        3,432
                             2011        $18.962      $18.911        3,397
                             2012        $18.911      $21.501        3,462
                             2013        $21.501      $22.729        3,950
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.417      $10.662          208
                             2005        $10.662      $10.697          207
                             2006        $10.697      $10.959            0
                             2007        $10.959      $11.301          350
                             2008        $11.301      $ 8.426          335
                             2009        $ 8.426      $12.111          317
                             2010        $12.111      $13.042          319
                             2011        $13.042      $13.423          310
                             2012        $13.423      $14.568          312
                             2013        $14.568      $14.545          330
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.350      $15.203            0
                             2005        $15.203      $16.719            0
                             2006        $16.719      $20.930            0
                             2007        $20.930      $22.227            0
                             2008        $22.227      $12.210            0
                             2009        $12.210      $14.914            0
                             2010        $14.914      $16.083            0
                             2011        $16.083      $13.094            0
                             2012        $13.094      $15.646            0
                             2013        $15.646      $19.639            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.960      $14.308           0
                             2005        $14.308      $15.259           0
                             2006        $15.259      $17.040           0
                             2007        $17.040      $15.836           0
                             2008        $15.836      $ 9.382           0
                             2009        $ 9.382      $12.030           0
                             2010        $12.030      $13.432           0
                             2011        $13.432      $13.171           0
                             2012        $13.171      $15.081           0
                             2013        $15.081      $19.973           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.829      $ 9.697           0
                             2005        $ 9.697      $ 9.745           0
                             2006        $ 9.745      $ 9.971           0
                             2007        $ 9.971      $10.239         161
                             2008        $10.239      $10.293         108
                             2009        $10.293      $10.109         140
                             2010        $10.109      $ 9.912         157
                             2011        $ 9.912      $ 9.716         156
                             2012        $ 9.716      $ 9.523         177
                             2013        $ 9.523      $ 9.335         212
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.463      $14.556           0
                             2005        $14.556      $15.694           0
                             2006        $15.694      $16.699           0
                             2007        $16.699      $17.304           0
                             2008        $17.304      $10.388           0
                             2009        $10.388      $13.453           0
                             2010        $13.453      $15.765           0
                             2011        $15.765      $14.666           0
                             2012        $14.666      $16.783           0
                             2013        $16.783      $22.443           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.538      $16.447           0
                             2005        $16.447      $17.071           0
                             2006        $17.071      $19.412           0
                             2007        $19.412      $18.093          45
                             2008        $18.093      $ 9.796          58
                             2009        $ 9.796      $ 9.219           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.064      $13.772          0
                             2005        $13.772      $14.175          0
                             2006        $14.175      $15.465          0
                             2007        $15.465      $15.241          0
                             2008        $15.241      $ 9.179          0
                             2009        $ 9.179      $11.982          0
                             2010        $11.982      $13.667          0
                             2011        $13.667      $13.162          0
                             2012        $13.162      $15.211          0
                             2013        $15.211      $19.882          0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.529      $15.727          0
                             2005        $15.727      $17.288          0
                             2006        $17.288      $17.868          0
                             2007        $17.868      $18.178          0
                             2008        $18.178      $ 9.701          0
                             2009        $ 9.701      $13.192          0
                             2010        $13.192      $15.032          0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.368      $12.732          0
                             2005        $12.732      $13.190          0
                             2006        $13.190      $13.631          0
                             2007        $13.631      $14.095          0
                             2008        $14.095      $ 8.699          0
                             2009        $ 8.699      $13.973          0
                             2010        $13.973      $16.544          0
                             2011        $16.544      $13.321          0
                             2012        $13.321      $14.912          0
                             2013        $14.912      $21.007          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.840      $14.932          0
                             2005        $14.932      $16.411          0
                             2006        $16.411      $17.824          0
                             2007        $17.824      $18.584          0
                             2008        $18.584      $15.486          0
                             2009        $15.486      $19.748          0
                             2010        $19.748      $21.241          0
                             2011        $21.241      $22.252          0
                             2012        $22.252      $25.707          0
                             2013        $25.707      $22.989          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.052           0
                             2005        $11.052      $12.131           0
                             2006        $12.131      $14.447           0
                             2007        $14.447      $15.543           0
                             2008        $15.543      $10.825           0
                             2009        $10.825      $13.746           0
                             2010        $13.746      $15.365           0
                             2011        $15.365      $16.423           0
                             2012        $16.423      $18.605           0
                             2013        $18.605      $21.820           0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.734           0
                             2005        $10.734      $12.174           0
                             2006        $12.174      $12.422           0
                             2007        $12.422      $14.840           0
                             2008        $14.840      $ 7.390           0
                             2009        $ 7.390      $11.992           0
                             2010        $11.992      $14.441           0
                             2011        $14.441      $13.758           0
                             2012        $13.758      $15.422           0
                             2013        $15.422      $22.381           0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.709           0
                             2005        $10.709      $12.121           0
                             2006        $12.121      $12.333           0
                             2007        $12.333      $14.705           0
                             2008        $14.705      $ 7.300           0
                             2009        $ 7.300      $11.816           0
                             2010        $11.816      $14.199           0
                             2011        $14.199      $13.494           0
                             2012        $13.494      $15.083           0
                             2013        $15.083      $21.839           0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.806           0
                             2007        $ 9.806      $11.783           0
                             2008        $11.783      $ 6.142           0
                             2009        $ 6.142      $ 9.473           0
                             2010        $ 9.473      $12.280           0
                             2011        $12.280      $11.173           0
                             2012        $11.173      $11.880           0
                             2013        $11.880      $16.008           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.556      $15.804         948
                             2005        $15.804      $17.487         862
                             2006        $17.487      $19.168           0
                             2007        $19.168      $19.341           0
                             2008        $19.341      $11.291           0
                             2009        $11.291      $16.228           0
                             2010        $16.228      $20.129           0
                             2011        $20.129      $18.010           0
                             2012        $18.010      $20.247           0
                             2013        $20.247      $33.999           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.475      $19.305         530
                             2005        $19.305      $22.091         466
                             2006        $22.091      $29.810           0
                             2007        $29.810      $24.167         127
                             2008        $24.167      $14.671         127
                             2009        $14.671      $18.476         125
                             2010        $18.476      $23.456         124
                             2011        $23.456      $24.292         123
                             2012        $24.292      $27.527         122
                             2013        $27.527      $27.452         122
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.855           0
                             2005        $ 9.855      $ 9.894           0
                             2006        $ 9.894      $10.102           0
                             2007        $10.102      $10.341           0
                             2008        $10.341      $10.317           0
                             2009        $10.317      $10.119           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY
      PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003

                          MORTALITY & EXPENSE = 1.85


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.238          0
                             2007        $10.238      $11.764          0
                             2008        $11.764      $ 6.604          0
                             2009        $ 6.604      $ 8.764          0
                             2010        $ 8.764      $10.038          0
                             2011        $10.038      $ 9.560          0
                             2012        $ 9.560      $10.876          0
                             2013        $10.876      $13.952          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.429          0
                             2007        $10.429      $11.076          0
                             2008        $11.076      $ 8.119          0
                             2009        $ 8.119      $ 9.859          0
                             2010        $ 9.859      $10.869          0
                             2011        $10.869      $10.603          0
                             2012        $10.603      $11.589          0
                             2013        $11.589      $12.851          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.459          0
                             2007        $10.459      $11.266          0
                             2008        $11.266      $ 7.416          0
                             2009        $ 7.416      $ 9.338          0
                             2010        $ 9.338      $10.459          0
                             2011        $10.459      $10.119          0
                             2012        $10.119      $11.207          0
                             2013        $11.207      $12.695          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.468          0
                             2007        $10.468      $11.389          0
                             2008        $11.389      $ 6.898          0
                             2009        $ 6.898      $ 8.864          0
                             2010        $ 8.864      $10.063          0
                             2011        $10.063      $ 9.579          0
                             2012        $ 9.579      $10.808          0
                             2013        $10.808      $12.854          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.320          0
                             2007        $10.320      $10.707          0
                             2008        $10.707      $ 9.366          0
                             2009        $ 9.366      $10.518          0
                             2010        $10.518      $11.051          0
                             2011        $11.051      $10.976          0
                             2012        $10.976      $11.424          0
                             2013        $11.424      $11.774          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.716          0
                             2007        $ 9.716      $11.640          0
                             2008        $11.640      $ 6.297          0
                             2009        $ 6.297      $ 8.909          0
                             2010        $ 8.909      $10.453          0
                             2011        $10.453      $10.286          0
                             2012        $10.286      $11.907          0
                             2013        $11.907      $15.702          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.791          0
                             2007        $10.791      $11.117          0
                             2008        $11.117      $ 6.843          0
                             2009        $ 6.843      $ 8.467          0
                             2010        $ 8.467      $ 9.516          0
                             2011        $ 9.516      $ 9.488          0
                             2012        $ 9.488      $10.747          0
                             2013        $10.747      $13.888          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.848          0
                             2007        $ 9.848      $11.126          0
                             2008        $11.126      $ 6.582          0
                             2009        $ 6.582      $ 9.011          0
                             2010        $ 9.011      $11.349          0
                             2011        $11.349      $ 9.911          0
                             2012        $ 9.911      $11.123          0
                             2013        $11.123      $14.804          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.355      $14.471            0
                             2005        $14.471      $14.675            0
                             2006        $14.675      $16.785        2,422
                             2007        $16.785      $15.831            0
                             2008        $15.831      $10.058            0
                             2009        $10.058      $12.469            0
                             2010        $12.469      $14.252            0
                             2011        $14.252      $14.298            0
                             2012        $14.298      $15.719            0
                             2013        $15.719      $19.957            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.206          487
                             2005        $11.206      $11.154        1,638
                             2006        $11.154      $12.920            0
                             2007        $12.920      $13.131        4,237
                             2008        $13.131      $ 9.048        3,730
                             2009        $ 9.048      $12.019        3,135
                             2010        $12.019      $13.266        2,651
                             2011        $13.266      $13.306            0
                             2012        $13.306      $14.683            0
                             2013        $14.683      $16.388            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.513            0
                             2005        $10.513      $10.409            0
                             2006        $10.409      $11.308            0
                             2007        $11.308      $11.766        1,852
                             2008        $11.766      $ 7.546        1,979
                             2009        $ 7.546      $ 9.590        1,937
                             2010        $ 9.590      $10.483        1,968
                             2011        $10.483      $10.115        1,986
                             2012        $10.115      $11.134        2,000
                             2013        $11.134      $14.030        1,869
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.522      $17.604            0
                             2005        $17.604      $18.758            0
                             2006        $18.758      $21.497            0
                             2007        $21.497      $20.555          530
                             2008        $20.555      $13.487          562
                             2009        $13.487      $17.064          541
                             2010        $17.064      $21.434          478
                             2011        $21.434      $20.208          497
                             2012        $20.208      $23.434          475
                             2013        $23.434      $31.275          418

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.501      $16.928            0
                             2005        $16.928      $17.377            0
                             2006        $18.758      $21.497            0
                             2007        $18.503      $20.161            0
                             2008        $20.161      $11.357            0
                             2009        $11.357      $15.973            0
                             2010        $15.973      $19.969            0
                             2011        $19.969      $18.618            0
                             2012        $18.618      $20.216            0
                             2013        $20.216      $27.360            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.221            0
                             2005        $10.221      $10.254            0
                             2006        $10.254      $10.449            0
                             2007        $10.449      $10.911            0
                             2008        $10.911      $11.500            0
                             2009        $11.500      $11.614            0
                             2010        $11.614      $11.978            0
                             2011        $11.978      $12.401            0
                             2012        $12.401      $12.376            0
                             2013        $12.376      $11.853            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.985        3,732
                             2007        $10.985      $12.034            0
                             2008        $12.034      $ 8.434            0
                             2009        $ 8.434      $10.189            0
                             2010        $10.189      $11.174            0
                             2011        $11.174      $10.623            0
                             2012        $10.623      $11.796            0
                             2013        $11.796      $14.746            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.651      $13.959            0
                             2005        $13.959      $15.118          857
                             2006        $15.118      $17.533        2,393
                             2007        $17.533      $17.771          379
                             2008        $17.771      $10.948          333
                             2009        $10.948      $13.518          280
                             2010        $13.518      $14.725          237
                             2011        $14.725      $14.275            0
                             2012        $14.275      $15.975            0
                             2013        $15.975      $20.072            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.828      $20.558           0
                             2005        $20.558      $25.664           0
                             2006        $25.664      $32.204           0
                             2007        $32.204      $40.624           0
                             2008        $40.624      $18.820           0
                             2009        $18.820      $31.819           0
                             2010        $31.819      $36.653           0
                             2011        $36.653      $30.213           0
                             2012        $30.213      $33.490           0
                             2013        $33.490      $32.504           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.561      $15.746         179
                             2005        $15.746      $16.994         583
                             2006        $16.994      $20.219           0
                             2007        $20.219      $22.865         804
                             2008        $22.865      $13.354         842
                             2009        $13.354      $17.927         766
                             2010        $17.927      $19.038         748
                             2011        $19.038      $16.667         603
                             2012        $16.667      $19.303         577
                             2013        $19.303      $23.253         562
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.853      $14.446           0
                             2005        $14.446      $13.716           0
                             2006        $13.716      $15.154           0
                             2007        $15.154      $16.476           0
                             2008        $16.476      $17.142           0
                             2009        $17.142      $19.929           0
                             2010        $19.929      $22.344           0
                             2011        $22.344      $21.698           0
                             2012        $21.698      $24.457           0
                             2013        $24.457      $24.348           0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.705      $12.243           0
                             2005        $12.243      $12.911           0
                             2006        $12.911      $12.980           0
                             2007        $12.980      $14.830           0
                             2008        $14.830      $ 7.392           0
                             2009        $ 7.392      $11.994           0
                             2010        $11.994      $14.049           0
                             2011        $14.049      $12.883           0
                             2012        $12.883      $14.311           0
                             2013        $14.311      $19.598           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.272         540
                             2005        $11.272      $12.402         506
                             2006        $12.402      $14.664         458
                             2007        $14.664      $15.490         448
                             2008        $15.490      $ 8.909         565
                             2009        $ 8.909      $12.149         473
                             2010        $12.149      $14.548         433
                             2011        $14.548      $14.383         434
                             2012        $14.383      $16.527           0
                             2013        $16.527      $21.738           0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.265           0
                             2005        $11.265      $12.377           0
                             2006        $12.377      $14.626           0
                             2007        $14.626      $15.435           0
                             2008        $15.435      $ 8.857           0
                             2009        $ 8.857      $12.074           0
                             2010        $12.074      $14.451           0
                             2011        $14.451      $14.274           0
                             2012        $14.274      $16.370           0
                             2013        $16.370      $21.477           0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.309           0
                             2005        $11.309      $11.534           0
                             2006        $11.534      $13.112           0
                             2007        $13.112      $12.544         869
                             2008        $12.544      $ 7.889         948
                             2009        $ 7.889      $ 9.923         937
                             2010        $ 9.923      $11.246         918
                             2011        $11.246      $10.785         931
                             2012        $10.785      $12.564         886
                             2013        $12.564      $16.696         785
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.933           0
                             2005        $10.933      $11.501           0
                             2006        $11.501      $12.684           0
                             2007        $12.684      $12.842           0
                             2008        $12.842      $ 9.726           0
                             2009        $ 9.726      $11.671           0
                             2010        $11.671      $12.808           0
                             2011        $12.808      $12.384           0
                             2012        $12.384      $13.634           0
                             2013        $13.634      $16.680           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.317      $14.888          420
                             2005        $14.888      $16.003            0
                             2006        $16.003      $18.181            0
                             2007        $18.181      $18.258          597
                             2008        $18.258      $12.124          616
                             2009        $12.124      $14.740          630
                             2010        $14.740      $16.200          637
                             2011        $16.200      $15.511          648
                             2012        $15.511      $17.374          641
                             2013        $17.374      $22.767          575
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.096            0
                             2005        $11.096      $12.078            0
                             2006        $12.078      $12.415            0
                             2007        $12.415      $14.300            0
                             2008        $14.300      $ 7.447            0
                             2009        $ 7.447      $11.408            0
                             2010        $11.408      $14.224            0
                             2011        $14.224      $12.630            0
                             2012        $12.630      $13.810            0
                             2013        $13.810      $18.480            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.351            0
                             2005        $10.351      $10.273        2,664
                             2006        $10.273      $11.003            0
                             2007        $11.003      $11.444        3,616
                             2008        $11.444      $ 9.244          800
                             2009        $ 9.244      $12.163          770
                             2010        $12.163      $13.382          771
                             2011        $13.382      $13.685          734
                             2012        $13.685      $15.085          738
                             2013        $15.085      $15.985          817
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.899            0
                             2005        $10.899      $11.420        2,540
                             2006        $11.420      $12.826            0
                             2007        $12.826      $13.407        2,540
                             2008        $13.407      $ 9.368            0
                             2009        $ 9.368      $11.560            0
                             2010        $11.560      $13.480            0
                             2011        $13.480      $12.612            0
                             2012        $12.612      $13.662            0
                             2013        $13.662      $18.169            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.884            0
                             2005        $10.884      $11.008        2,568
                             2006        $11.008      $12.647            0
                             2007        $12.647      $12.814        2,568
                             2008        $12.814      $ 7.980            0
                             2009        $ 7.980      $ 9.295            0
                             2010        $ 9.295      $10.691            0
                             2011        $10.691      $ 9.836            0
                             2012        $ 9.836      $10.800            0
                             2013        $10.800      $14.378            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.132            0
                             2005        $11.132      $11.409        2,481
                             2006        $11.409      $12.060            0
                             2007        $12.060      $14.326        2,481
                             2008        $14.326      $ 8.666            0
                             2009        $ 8.666      $12.357            0
                             2010        $12.357      $14.880            0
                             2011        $14.880      $13.112            0
                             2012        $13.112      $14.655            0
                             2013        $14.655      $19.679            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.115            0
                             2005        $11.115      $11.784        2,403
                             2006        $11.784      $12.956            0
                             2007        $12.956      $12.764        3,257
                             2008        $12.764      $ 7.582          998
                             2009        $ 7.582      $ 9.405          987
                             2010        $ 9.405      $11.556          891
                             2011        $11.556      $10.866          924
                             2012        $10.866      $12.192          913
                             2013        $12.192      $15.565          842
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.260      $12.805          636
                             2005        $12.805      $13.154        1,188
                             2006        $13.154      $13.876            0
                             2007        $13.876      $15.475          704
                             2008        $15.475      $ 8.237          906
                             2009        $ 8.237      $11.632          798
                             2010        $11.632      $12.437          828
                             2011        $12.437      $12.016          836
                             2012        $12.016      $13.395          831
                             2013        $13.395      $16.984          773

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.059      $14.045           0
                             2005        $14.045      $14.265           0
                             2006        $14.265      $15.492           0
                             2007        $15.492      $15.703           0
                             2008        $15.703      $ 8.673           0
                             2009        $ 8.673      $10.331           0
                             2010        $10.331      $11.404           0
                             2011        $11.404      $11.214           0
                             2012        $11.214      $12.315           0
                             2013        $12.315      $13.612           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.099         636
                             2005        $10.099      $10.124           0
                             2006        $10.124      $10.407           0
                             2007        $10.407      $10.611           0
                             2008        $10.611      $ 6.333           0
                             2009        $ 6.333      $ 6.765           0
                             2010        $ 6.765      $ 7.374           0
                             2011        $ 7.374      $ 7.797           0
                             2012        $ 7.797      $ 8.415           0
                             2013        $ 8.415      $ 8.212           0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.356      $14.456           0
                             2005        $14.456      $15.860           0
                             2006        $15.860      $15.957           0
                             2007        $15.957      $16.573           0
                             2008        $16.573      $ 8.245           0
                             2009        $ 8.245      $10.682           0
                             2010        $10.682      $13.307           0
                             2011        $13.307      $13.145           0
                             2012        $13.145      $14.958           0
                             2013        $14.958      $19.873           0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.195      $16.531           0
                             2005        $16.531      $18.472           0
                             2006        $18.472      $21.238           0
                             2007        $21.238      $22.068           0
                             2008        $22.068      $12.898           0
                             2009        $12.898      $17.608           0
                             2010        $17.608      $19.958           0
                             2011        $19.958      $17.884           0
                             2012        $17.884      $21.189           0
                             2013        $21.189      $26.359           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.104      $12.857        1,877
                             2005        $12.857      $12.907        1,459
                             2006        $12.907      $13.559            0
                             2007        $13.559      $14.550        2,928
                             2008        $14.550      $12.189        2,422
                             2009        $12.189      $14.138        2,558
                             2010        $14.138      $15.896        2,498
                             2011        $15.896      $15.673        2,477
                             2012        $15.673      $17.372        1,282
                             2013        $17.372      $16.955        1,542
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.922      $13.764          443
                             2005        $13.764      $13.755          456
                             2006        $13.755      $14.718            0
                             2007        $14.718      $14.349          483
                             2008        $14.349      $ 3.011        1,641
                             2009        $ 3.011      $ 3.716        1,564
                             2010        $ 3.716      $ 4.165        1,522
                             2011        $ 4.165      $ 3.976        1,571
                             2012        $ 3.976      $ 4.402            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.599      $13.471          452
                             2005        $13.471      $13.955          450
                             2006        $13.955      $15.688            0
                             2007        $15.688      $16.005        2,476
                             2008        $16.005      $ 9.622        2,855
                             2009        $ 9.622      $12.064        2,784
                             2010        $12.064      $13.689        2,724
                             2011        $13.689      $13.368        2,722
                             2012        $13.368      $15.269        2,187
                             2013        $15.269      $19.661        2,001
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.623      $17.072            0
                             2005        $17.072      $18.350            0
                             2006        $18.350      $20.612            0
                             2007        $20.612      $19.908          547
                             2008        $19.908      $12.090          632
                             2009        $12.090      $16.211          571
                             2010        $16.211      $19.542          525
                             2011        $19.542      $18.688          538
                             2012        $18.688      $21.541          517
                             2013        $21.541      $29.674          442

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.370         750
                             2010        $12.370      $13.646         756
                             2011        $13.646      $13.625         737
                             2012        $13.625      $15.923         699
                             2013        $15.923      $20.654         634
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.050      $12.773         477
                             2005        $12.773      $13.013         482
                             2006        $13.013      $14.268           0
                             2007        $14.268      $14.109         491
                             2008        $14.109      $ 8.193         606
                             2009        $ 8.193      $10.082         573
                             2010        $10.082      $10.946         577
                             2011        $10.946      $11.020         567
                             2012        $11.020      $12.148           0
                             2013        $12.148      $14.053           0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.398      $13.252           0
                             2005        $13.252      $13.887           0
                             2006        $13.887      $15.354           0
                             2007        $15.354      $15.481           0
                             2008        $15.481      $10.112           0
                             2009        $10.112      $13.393           0
                             2010        $13.393      $15.047           0
                             2011        $15.047      $14.679           0
                             2012        $14.679      $16.420           0
                             2013        $16.420      $19.221           0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.271      $11.828           0
                             2005        $11.828      $13.117           0
                             2006        $13.117      $13.209           0
                             2007        $13.209      $12.860           0
                             2008        $12.860      $10.447           0
                             2009        $10.447      $12.895           0
                             2010        $12.895      $12.944           0
                             2011        $12.944      $12.531           0
                             2012        $12.531      $15.008           0
                             2013        $15.008      $20.827           0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.019      $16.699         265
                             2005        $16.699      $17.762           0
                             2006        $17.762      $22.105           0
                             2007        $22.105      $25.970           0
                             2008        $25.970      $17.683           0
                             2009        $17.683      $18.596           0
                             2010        $18.596      $18.551           0
                             2011        $18.551      $17.191           0
                             2012        $17.191      $17.688           0
                             2013        $17.688      $19.721           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.468      $14.659          276
                             2005        $14.659      $15.111            0
                             2006        $15.111      $17.160            0
                             2007        $17.160      $15.793            0
                             2008        $15.793      $ 9.483            0
                             2009        $ 9.483      $12.060            0
                             2010        $12.060      $13.512            0
                             2011        $13.512      $12.623            0
                             2012        $12.623      $14.731            0
                             2013        $14.731      $19.579            0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.308      $14.411            0
                             2005        $14.411      $14.555            0
                             2006        $14.555      $15.759            0
                             2007        $15.759      $15.867            0
                             2008        $15.867      $11.492            0
                             2009        $11.492      $16.907            0
                             2010        $16.907      $18.888            0
                             2011        $18.888      $18.828            0
                             2012        $18.828      $21.395            0
                             2013        $21.395      $22.605            0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.414      $10.653            0
                             2005        $10.653      $10.683            0
                             2006        $10.683      $10.939            0
                             2007        $10.939      $11.274        1,933
                             2008        $11.274      $ 8.402        1,765
                             2009        $ 8.402      $12.070        1,554
                             2010        $12.070      $12.991        1,596
                             2011        $12.991      $13.363        1,503
                             2012        $13.363      $14.496        1,536
                             2013        $14.496      $14.466        1,805
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.345      $15.190          282
                             2005        $15.190      $16.696            0
                             2006        $16.696      $20.891            0
                             2007        $20.891      $22.174            0
                             2008        $22.174      $12.174            0
                             2009        $12.174      $14.864            0
                             2010        $14.864      $16.021            0
                             2011        $16.021      $13.036            0
                             2012        $13.036      $15.569            0
                             2013        $15.569      $19.532            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.956      $14.296          124
                             2005        $14.296      $15.238          432
                             2006        $15.238      $17.008            0
                             2007        $17.008      $15.799            0
                             2008        $15.799      $ 9.355            0
                             2009        $ 9.355      $11.989            0
                             2010        $11.989      $13.380            0
                             2011        $13.380      $13.113            0
                             2012        $13.113      $15.007            0
                             2013        $15.007      $19.864            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.823      $ 9.689        1,257
                             2005        $ 9.689      $ 9.732        1,290
                             2006        $ 9.732      $ 9.953            0
                             2007        $ 9.530      $10.215        3,491
                             2008        $10.215      $10.264        2,392
                             2009        $10.264      $10.075        3,013
                             2010        $10.075      $ 9.873        3,368
                             2011        $ 9.873      $ 9.673        3,368
                             2012        $ 9.673      $ 9.477        2,349
                             2013        $ 9.477      $ 9.284        2,811
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.459      $14.543            0
                             2005        $14.543      $15.673            0
                             2006        $15.673      $16.668            0
                             2007        $16.668      $17.263            0
                             2008        $17.263      $10.358            0
                             2009        $10.358      $13.408            0
                             2010        $13.408      $15.703            0
                             2011        $15.703      $14.601            0
                             2012        $14.601      $16.700            0
                             2013        $16.700      $22.321            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.533      $16.433          258
                             2005        $16.433      $17.048            0
                             2006        $17.048      $19.375            0
                             2007        $19.375      $18.050          604
                             2008        $18.050      $ 9.767          767
                             2009        $ 9.767      $ 9.191            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.059      $13.760         284
                             2005        $13.760      $14.156           0
                             2006        $14.156      $15.436           0
                             2007        $15.436      $15.204           0
                             2008        $15.204      $ 9.153           0
                             2009        $ 9.153      $11.942           0
                             2010        $11.942      $13.614           0
                             2011        $13.614      $13.104           0
                             2012        $13.104      $15.136           0
                             2013        $15.136      $19.774           0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.524      $15.713           0
                             2005        $15.713      $17.264           0
                             2006        $17.264      $17.835           0
                             2007        $17.835      $18.134           0
                             2008        $18.134      $ 9.673           0
                             2009        $ 9.673      $13.148           0
                             2010        $13.148      $14.975           0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.363      $12.721           0
                             2005        $12.721      $13.172           0
                             2006        $13.172      $13.605           0
                             2007        $13.605      $14.062           0
                             2008        $14.062      $ 8.673           0
                             2009        $ 8.673      $13.926           0
                             2010        $13.926      $16.479           0
                             2011        $16.479      $13.262           0
                             2012        $13.262      $14.839           0
                             2013        $14.839      $20.893           0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.835      $14.919         408
                             2005        $14.919      $16.389         383
                             2006        $16.389      $17.790           0
                             2007        $17.790      $18.540         374
                             2008        $18.540      $15.441         318
                             2009        $15.441      $19.681         296
                             2010        $19.681      $21.158         299
                             2011        $21.158      $22.154         282
                             2012        $22.154      $25.580           0
                             2013        $25.580      $22.864           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.047           0
                             2005        $11.047      $12.118           0
                             2006        $12.118      $14.425           0
                             2007        $14.425      $15.511           0
                             2008        $15.511      $10.797           0
                             2009        $10.797      $13.704           0
                             2010        $13.704      $15.310           0
                             2011        $15.310      $16.356           0
                             2012        $16.356      $18.519           0
                             2013        $18.519      $21.709           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.730          0
                             2005        $10.730      $12.164          0
                             2006        $12.164      $12.405          0
                             2007        $12.405      $14.813          0
                             2008        $14.813      $ 7.373          0
                             2009        $ 7.373      $11.957          0
                             2010        $11.957      $14.391          0
                             2011        $14.391      $13.704          0
                             2012        $13.704      $15.354          0
                             2013        $15.354      $22.271          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.705          0
                             2005        $10.705      $12.111          0
                             2006        $12.111      $12.316          0
                             2007        $12.316      $14.677          0
                             2008        $14.677      $ 7.282          0
                             2009        $ 7.282      $11.781          0
                             2010        $11.781      $14.151          0
                             2011        $14.151      $13.441          0
                             2012        $13.441      $15.017          0
                             2013        $15.017      $21.731          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.803          0
                             2007        $ 9.803      $11.773          0
                             2008        $11.773      $ 6.133          0
                             2009        $ 6.133      $ 9.455          0
                             2010        $ 9.455      $12.251          0
                             2011        $12.251      $11.140          0
                             2012        $11.140      $11.839          0
                             2013        $11.839      $15.945          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.552      $15.791          0
                             2005        $15.791      $17.463          0
                             2006        $17.463      $19.132          0
                             2007        $19.132      $19.295          0
                             2008        $19.295      $11.258          0
                             2009        $11.258      $16.173          0
                             2010        $16.173      $20.051          0
                             2011        $20.051      $17.930          0
                             2012        $17.930      $20.147          0
                             2013        $20.147      $33.814          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.376      $19.288         254
                             2005        $19.288      $22.061           0
                             2006        $22.061      $29.754           0
                             2007        $29.754      $24.110           0
                             2008        $24.110      $14.629           0
                             2009        $14.629      $18.414           0
                             2010        $18.414      $23.365           0
                             2011        $23.365      $24.185           0
                             2012        $24.185      $27.391           0
                             2013        $27.391      $27.303           0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.850           0
                             2005        $ 9.850      $ 9.884           0
                             2006        $ 9.884      $10.086           0
                             2007        $10.086      $10.320           0
                             2008        $10.320      $10.290           0
                             2009        $10.290      $10.089           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
         (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.9


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.235           0
                             2007        $10.235      $11.754           0
                             2008        $11.754      $ 6.595         566
                             2009        $ 6.595      $ 8.747         577
                             2010        $ 8.747      $10.014         595
                             2011        $10.014      $ 9.532           0
                             2012        $ 9.532      $10.839           0
                             2013        $10.839      $13.897           0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.426           0
                             2007        $10.426      $11.066           0
                             2008        $11.066      $ 8.108           0
                             2009        $ 8.108      $ 9.840           0
                             2010        $ 9.840      $10.843           0
                             2011        $10.843      $10.572           0
                             2012        $10.572      $11.549           0
                             2013        $11.549      $12.800           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.455           0
                             2007        $10.455      $11.256           0
                             2008        $11.256      $ 7.406           0
                             2009        $ 7.406      $ 9.321           0
                             2010        $ 9.321      $10.434           0
                             2011        $10.434      $10.089           0
                             2012        $10.089      $11.169           0
                             2013        $11.169      $12.646           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.464           0
                             2007        $10.464      $11.380           0
                             2008        $11.380      $ 6.888           0
                             2009        $ 6.888      $ 8.847           0
                             2010        $ 8.847      $10.039           0
                             2011        $10.039      $ 9.552           0
                             2012        $ 9.552      $10.771           0
                             2013        $10.771      $12.804           0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.317           0
                             2007        $10.317      $10.698           0
                             2008        $10.698      $ 9.353           0
                             2009        $ 9.353      $10.498           0
                             2010        $10.498      $11.024           0
                             2011        $11.024      $10.944           0
                             2012        $10.944      $11.386           0
                             2013        $11.386      $11.728           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.713           0
                             2007        $ 9.713      $11.630           0
                             2008        $11.630      $ 6.289           0
                             2009        $ 6.289      $ 8.893           0
                             2010        $ 8.893      $10.428           0
                             2011        $10.428      $10.257           0
                             2012        $10.257      $11.867           0
                             2013        $11.867      $15.640           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.787           0
                             2007        $10.787      $11.107           0
                             2008        $11.107      $ 6.834         793
                             2009        $ 6.834      $ 8.451         788
                             2010        $ 8.451      $ 9.493         784
                             2011        $ 9.493      $ 9.461         781
                             2012        $ 9.461      $10.711         777
                             2013        $10.711      $13.833         774
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.845           0
                             2007        $ 9.845      $11.116           0
                             2008        $11.116      $ 6.573           0
                             2009        $ 6.573      $ 8.994           0
                             2010        $ 8.994      $11.322           0
                             2011        $11.322      $ 9.883           0
                             2012        $ 9.883      $11.085           0
                             2013        $11.085      $14.746           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.358      $14.467        18,864
                             2005        $14.467      $14.663        24,284
                             2006        $14.663      $16.763        21,769
                             2007        $16.763      $15.802        13,660
                             2008        $15.802      $10.034        10,311
                             2009        $10.034      $12.433         8,000
                             2010        $12.433      $14.204         7,224
                             2011        $14.204      $14.243         6,052
                             2012        $14.243      $15.650         5,403
                             2013        $15.650      $19.859         4,727
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.202             0
                             2005        $11.202      $11.145         2,429
                             2006        $11.145      $12.903         3,105
                             2007        $12.903      $13.106         6,211
                             2008        $13.106      $ 9.027         5,947
                             2009        $ 9.027      $11.984         2,989
                             2010        $11.984      $13.221         2,899
                             2011        $13.221      $13.254           724
                             2012        $13.254      $14.618           723
                             2013        $14.618      $16.308           723
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.512             0
                             2005        $10.512      $10.402         4,654
                             2006        $10.402      $11.295         7,605
                             2007        $11.295      $11.747         8,511
                             2008        $11.747      $ 7.530         7,648
                             2009        $ 7.530      $ 9.564         7,605
                             2010        $ 9.564      $10.450         6,662
                             2011        $10.450      $10.078         3,906
                             2012        $10.078      $11.087         3,744
                             2013        $11.087      $13.964         3,547
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.525      $17.599         3,805
                             2005        $17.599      $18.743         5,152
                             2006        $18.743      $21.469         6,034
                             2007        $21.469      $20.517         5,731
                             2008        $20.517      $13.455         3,457
                             2009        $13.455      $17.015         3,475
                             2010        $17.015      $21.362         2,942
                             2011        $21.362      $20.129         2,299
                             2012        $20.129      $23.332         1,066
                             2013        $23.332      $31.123           458

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.504      $16.922             0
                             2005        $16.922      $17.363             0
                             2006        $17.363      $18.479             0
                             2007        $18.479      $20.124             0
                             2008        $20.124      $11.330             0
                             2009        $11.330      $15.927             0
                             2010        $15.927      $19.902             0
                             2011        $19.902      $18.546             0
                             2012        $18.546      $20.127             0
                             2013        $20.127      $27.226             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.218             0
                             2005        $10.218      $10.245         2,425
                             2006        $10.245      $10.435         2,590
                             2007        $10.435      $10.891         1,484
                             2008        $10.891      $11.472         1,024
                             2009        $11.472      $11.580         1,104
                             2010        $11.580      $11.937         1,174
                             2011        $11.937      $12.352         3,445
                             2012        $12.352      $12.322         3,428
                             2013        $12.322      $11.794         3,411
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.981             0
                             2007        $10.981      $12.024           572
                             2008        $12.024      $ 8.423           263
                             2009        $ 8.423      $10.169           213
                             2010        $10.169      $11.148           254
                             2011        $11.148      $10.592             0
                             2012        $10.592      $11.756             0
                             2013        $11.756      $14.689             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.654      $13.955         4,849
                             2005        $13.955      $15.106        10,723
                             2006        $15.106      $17.510        11,212
                             2007        $17.510      $17.738        14,262
                             2008        $17.738      $10.922        11,808
                             2009        $10.922      $13.480         9,631
                             2010        $13.480      $14.676         9,156
                             2011        $14.676      $14.220         7,156
                             2012        $14.220      $15.905         6,417
                             2013        $15.905      $19.974         5,699

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.831      $20.552        5,294
                             2005        $20.552      $25.643        5,969
                             2006        $25.643      $32.162        6,926
                             2007        $32.162      $40.550        5,557
                             2008        $40.550      $18.776        3,884
                             2009        $18.776      $31.729        2,119
                             2010        $31.729      $36.530        1,841
                             2011        $36.530      $30.096        1,145
                             2012        $30.096      $33.344        1,076
                             2013        $33.344      $32.346        1,025
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.564      $15.741          812
                             2005        $15.741      $16.980        1,077
                             2006        $16.980      $20.192        3,449
                             2007        $20.192      $22.823        8,080
                             2008        $22.823      $13.323        7,841
                             2009        $13.323      $17.876        5,940
                             2010        $17.876      $18.974        5,807
                             2011        $18.974      $16.603        3,932
                             2012        $16.603      $19.219        3,587
                             2013        $19.219      $23.140        3,573
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.855      $14.442            0
                             2005        $14.442      $13.705            0
                             2006        $13.705      $15.134            0
                             2007        $15.134      $16.446            0
                             2008        $16.446      $17.101            0
                             2009        $17.101      $19.872            0
                             2010        $19.872      $22.268            0
                             2011        $22.268      $21.614            0
                             2012        $21.614      $24.350            0
                             2013        $24.350      $24.229            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.708      $12.240        3,800
                             2005        $12.240      $12.900        6,581
                             2006        $12.900      $12.963        6,840
                             2007        $12.963      $14.803        7,673
                             2008        $14.803      $ 7.375        6,797
                             2009        $ 7.375      $11.960        5,392
                             2010        $11.960      $14.002        4,814
                             2011        $14.002      $12.834        4,716
                             2012        $12.834      $14.248        3,653
                             2013        $14.248      $19.502        3,128

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.268        11,641
                             2005        $11.268      $12.391        10,565
                             2006        $12.391      $14.644         9,705
                             2007        $14.644      $15.461         2,423
                             2008        $15.461      $ 8.887         2,335
                             2009        $ 8.887      $12.113           109
                             2010        $12.113      $14.498           103
                             2011        $14.498      $14.327             0
                             2012        $14.327      $16.454             0
                             2013        $16.454      $21.631             0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.261             0
                             2005        $11.261      $12.366           156
                             2006        $12.366      $14.606           785
                             2007        $14.606      $15.406         1,631
                             2008        $15.406      $ 8.836         1,593
                             2009        $ 8.836      $12.039         1,474
                             2010        $12.039      $14.402         1,380
                             2011        $14.402      $14.218           795
                             2012        $14.218      $16.297           726
                             2013        $16.297      $21.372           676
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.305             0
                             2005        $11.305      $11.524         1,510
                             2006        $11.524      $13.094         2,727
                             2007        $13.094      $12.521         2,770
                             2008        $12.521      $ 7.870         2,807
                             2009        $ 7.870      $ 9.894         2,819
                             2010        $ 9.894      $11.208         2,414
                             2011        $11.208      $10.743         2,425
                             2012        $10.743      $12.509         1,085
                             2013        $12.509      $16.614         1,017
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.929             0
                             2005        $10.929      $11.492             0
                             2006        $11.492      $12.667             0
                             2007        $12.667      $12.818             0
                             2008        $12.818      $ 9.703             0
                             2009        $ 9.703      $11.637             0
                             2010        $11.637      $12.765             0
                             2011        $12.765      $12.336             0
                             2012        $12.336      $13.574             0
                             2013        $13.574      $16.598             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.320      $14.883        1,602
                             2005        $14.883      $15.990        4,604
                             2006        $15.990      $18.157        4,674
                             2007        $18.157      $18.224        3,947
                             2008        $18.224      $12.096        3,324
                             2009        $12.096      $14.698        3,229
                             2010        $14.698      $16.146        2,490
                             2011        $16.146      $15.451        2,269
                             2012        $15.451      $17.298        2,102
                             2013        $17.298      $22.656        1,884
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.092        1,549
                             2005        $11.092      $12.068        5,023
                             2006        $12.068      $12.398        1,514
                             2007        $12.398      $14.274        1,457
                             2008        $14.274      $ 7.430        1,445
                             2009        $ 7.430      $11.375        1,430
                             2010        $11.375      $14.175        1,297
                             2011        $14.175      $12.581        1,285
                             2012        $12.581      $13.749          880
                             2013        $13.749      $18.389          871
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.349            0
                             2005        $10.349      $10.266        4,069
                             2006        $10.266      $10.990        6,229
                             2007        $10.990      $11.425        5,609
                             2008        $11.425      $ 9.224        4,539
                             2009        $ 9.224      $12.131        4,360
                             2010        $12.131      $13.340        3,986
                             2011        $13.340      $13.634        1,691
                             2012        $13.634      $15.021          150
                             2013        $15.021      $15.910          157
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.898            0
                             2005        $10.898      $11.413        1,992
                             2006        $11.413      $12.811        3,185
                             2007        $12.811      $13.385        6,081
                             2008        $13.385      $ 9.348        6,076
                             2009        $ 9.348      $11.529        3,226
                             2010        $11.529      $13.437        3,122
                             2011        $13.437      $12.566        1,619
                             2012        $12.566      $13.604        1,610
                             2013        $13.604      $18.083        1,603

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.882             0
                             2005        $10.882      $11.001             0
                             2006        $11.001      $12.633             0
                             2007        $12.633      $12.793             0
                             2008        $12.793      $ 7.963             0
                             2009        $ 7.963      $ 9.270             0
                             2010        $ 9.270      $10.657             0
                             2011        $10.657      $ 9.800             0
                             2012        $ 9.800      $10.754             0
                             2013        $10.754      $14.310             0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.130             0
                             2005        $11.130      $11.402         1,363
                             2006        $11.402      $12.046         2,106
                             2007        $12.046      $14.302         3,743
                             2008        $14.302      $ 8.648         3,705
                             2009        $ 8.648      $12.324         3,443
                             2010        $12.324      $14.832         3,215
                             2011        $14.832      $13.064         2,759
                             2012        $13.064      $14.594         1,289
                             2013        $14.594      $19.587         1,153
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.113         3,224
                             2005        $11.113      $11.776         4,686
                             2006        $11.776      $12.941         7,887
                             2007        $12.941      $12.743         9,227
                             2008        $12.743      $ 7.566         6,152
                             2009        $ 7.566      $ 9.379         6,145
                             2010        $ 9.379      $11.519         5,427
                             2011        $11.519      $10.826         3,049
                             2012        $10.826      $12.141         1,392
                             2013        $12.141      $15.492         1,356
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.256      $12.794         9,206
                             2005        $12.794      $13.136        19,226
                             2006        $13.136      $13.850        19,791
                             2007        $13.850      $15.439        18,471
                             2008        $15.439      $ 8.213        18,670
                             2009        $ 8.213      $11.592        14,995
                             2010        $11.592      $12.388        13,682
                             2011        $12.388      $11.963        12,952
                             2012        $11.963      $13.329        10,925
                             2013        $13.329      $16.892        10,040

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.061      $14.041         2,556
                             2005        $14.041      $14.253         5,379
                             2006        $14.253      $15.471         5,546
                             2007        $15.471      $15.674         5,464
                             2008        $15.674      $ 8.653         5,800
                             2009        $ 8.653      $10.302         4,030
                             2010        $10.302      $11.365         4,037
                             2011        $11.365      $11.171           237
                             2012        $11.171      $12.261           238
                             2013        $12.261      $13.545             0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.097             0
                             2005        $10.097      $10.118             0
                             2006        $10.118      $10.395         3,478
                             2007        $10.395      $10.593         8,951
                             2008        $10.593      $ 6.319         8,311
                             2009        $ 6.319      $ 6.747        10,011
                             2010        $ 6.747      $ 7.351        10,189
                             2011        $ 7.351      $ 7.768         5,412
                             2012        $ 7.768      $ 8.379         5,049
                             2013        $ 8.379      $ 8.173         6,176
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.359      $14.452         3,028
                             2005        $14.452      $15.847         2,902
                             2006        $15.847      $15.936         2,899
                             2007        $15.936      $16.543         4,043
                             2008        $16.543      $ 8.226         3,899
                             2009        $ 8.226      $10.652         1,782
                             2010        $10.652      $13.262         1,732
                             2011        $13.262      $13.094         1,598
                             2012        $13.094      $14.892         1,167
                             2013        $14.892      $19.776         1,143
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.198      $16.526         3,189
                             2005        $16.526      $18.457         4,832
                             2006        $18.457      $21.210         4,584
                             2007        $21.210      $22.027         4,342
                             2008        $22.027      $12.868         4,039
                             2009        $12.868      $17.558         2,243
                             2010        $17.558      $19.891         1,986
                             2011        $19.891      $17.815         1,740
                             2012        $17.815      $21.096         1,523
                             2013        $21.096      $26.230         1,422

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.106      $12.853         3,186
                             2005        $12.853      $12.897         3,684
                             2006        $12.897      $13.542         4,479
                             2007        $13.542      $14.523         4,452
                             2008        $14.523      $12.160         3,071
                             2009        $12.160      $14.098         2,986
                             2010        $14.098      $15.842         2,775
                             2011        $15.842      $15.613         1,809
                             2012        $15.613      $17.296         3,056
                             2013        $17.296      $16.872         3,236
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.925      $13.760         3,558
                             2005        $13.760      $13.743         4,413
                             2006        $13.743      $14.699         4,681
                             2007        $14.699      $14.322         3,890
                             2008        $14.322      $ 3.004         5,145
                             2009        $ 3.004      $ 3.705         5,638
                             2010        $ 3.705      $ 4.151         5,452
                             2011        $ 4.151      $ 3.961         5,491
                             2012        $ 3.961      $ 4.383             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.602      $13.467        17,826
                             2005        $13.467      $13.943        18,195
                             2006        $13.943      $15.668        10,962
                             2007        $15.668      $15.975        11,153
                             2008        $15.975      $ 9.599        10,389
                             2009        $ 9.599      $12.030         8,296
                             2010        $12.030      $13.643         6,677
                             2011        $13.643      $13.316         4,125
                             2012        $13.316      $15.203         3,655
                             2013        $15.203      $19.565         2,658
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.626      $17.067         4,820
                             2005        $17.067      $18.335         4,795
                             2006        $18.335      $20.585         7,100
                             2007        $20.585      $19.872         5,356
                             2008        $19.872      $12.062         5,173
                             2009        $12.062      $16.165         4,177
                             2010        $16.165      $19.477         3,239
                             2011        $19.477      $18.616         2,165
                             2012        $18.616      $21.447         1,978
                             2013        $21.447      $29.529         1,602

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.335        6,035
                             2010        $12.335      $13.600        5,440
                             2011        $13.600      $13.572        3,412
                             2012        $13.572      $15.853        3,018
                             2013        $15.853      $20.553        2,719
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.052      $12.769        1,043
                             2005        $12.769      $13.003        2,219
                             2006        $13.003      $14.250        2,210
                             2007        $14.250      $14.083        2,254
                             2008        $14.083      $ 8.173        2,255
                             2009        $ 8.173      $10.053        2,307
                             2010        $10.053      $10.909        2,351
                             2011        $10.909      $10.977        2,305
                             2012        $10.977      $12.095        1,174
                             2013        $12.095      $13.985        1,173
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.401      $13.248            0
                             2005        $13.248      $13.876            0
                             2006        $13.876      $15.334            0
                             2007        $15.334      $15.453            0
                             2008        $15.453      $10.088            0
                             2009        $10.088      $13.355            0
                             2010        $13.355      $14.996            0
                             2011        $14.996      $14.622            0
                             2012        $14.622      $16.349            0
                             2013        $16.349      $19.127            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.274      $11.825        1,595
                             2005        $11.825      $13.106        1,968
                             2006        $13.106      $13.191        2,007
                             2007        $13.191      $12.837        1,107
                             2008        $12.837      $10.422          981
                             2009        $10.422      $12.858          970
                             2010        $12.858      $12.900          961
                             2011        $12.900      $12.482          952
                             2012        $12.482      $14.942          717
                             2013        $14.942      $20.726          632

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.021      $16.694          809
                             2005        $16.694      $17.748          791
                             2006        $17.748      $22.076          747
                             2007        $22.076      $25.922          665
                             2008        $25.922      $17.641          257
                             2009        $17.641      $18.543          329
                             2010        $18.543      $18.489          367
                             2011        $18.489      $17.124          377
                             2012        $17.124      $17.611          410
                             2013        $17.611      $19.625          414
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.470      $14.654        4,155
                             2005        $14.654      $15.099        4,219
                             2006        $15.099      $17.137        4,255
                             2007        $17.137      $15.764        4,102
                             2008        $15.764      $ 9.461        3,789
                             2009        $ 9.461      $12.025        3,952
                             2010        $12.025      $13.467        3,566
                             2011        $13.467      $12.574        3,559
                             2012        $12.574      $14.666        3,028
                             2013        $14.666      $19.483        1,567
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.311      $14.407        5,735
                             2005        $14.407      $14.543        9,152
                             2006        $14.543      $15.739        9,283
                             2007        $15.739      $15.838        5,504
                             2008        $15.838      $11.465        4,226
                             2009        $11.465      $16.859        3,796
                             2010        $16.859      $18.824        3,570
                             2011        $18.824      $18.755        2,871
                             2012        $18.755      $21.302        2,432
                             2013        $21.302      $22.495        2,435
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.416      $10.650          799
                             2005        $10.650      $10.674        4,473
                             2006        $10.674      $10.924        7,642
                             2007        $10.924      $11.253        8,168
                             2008        $11.253      $ 8.382        6,107
                             2009        $ 8.382      $12.036        5,449
                             2010        $12.036      $12.948        4,837
                             2011        $12.948      $13.312        2,791
                             2012        $13.312      $14.433        2,378
                             2013        $14.433      $14.396        2,714
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.348      $15.185        1,188
                             2005        $15.185      $16.683        3,756
                             2006        $16.683      $20.863        6,101
                             2007        $20.863      $22.134        4,819
                             2008        $22.134      $12.146        4,727
                             2009        $12.146      $14.821        4,145
                             2010        $14.821      $15.967        4,045
                             2011        $15.967      $12.986        2,247
                             2012        $12.986      $15.500        2,146
                             2013        $15.500      $19.437        1,520

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.958      $14.291             0
                             2005        $14.291      $15.226             0
                             2006        $15.226      $16.986         7,833
                             2007        $16.986      $15.770             0
                             2008        $15.770      $ 9.333             0
                             2009        $ 9.333      $11.955             0
                             2010        $11.955      $13.335             0
                             2011        $13.335      $13.062             0
                             2012        $13.062      $14.941             0
                             2013        $14.941      $19.767             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.828      $ 9.686         2,918
                             2005        $ 9.686      $ 9.724         6,616
                             2006        $ 9.724      $ 9.939         8,656
                             2007        $ 9.939      $10.196        41,275
                             2008        $10.196      $10.239        33,432
                             2009        $10.239      $10.046        34,191
                             2010        $10.046      $ 9.840        27,460
                             2011        $ 9.840      $ 9.636        18,236
                             2012        $ 9.636      $ 9.435         9,598
                             2013        $ 9.435      $ 9.239         6,915
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.461      $14.539         5,646
                             2005        $14.539      $15.660         2,407
                             2006        $15.660      $16.646         2,277
                             2007        $16.646      $17.231         2,278
                             2008        $17.231      $10.334         2,162
                             2009        $10.334      $13.369           152
                             2010        $13.369      $15.650           814
                             2011        $15.650      $14.545           792
                             2012        $14.545      $16.627           787
                             2013        $16.627      $22.212           252
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.536      $16.428         3,533
                             2005        $16.428      $17.034         5,325
                             2006        $17.034      $19.350         7,460
                             2007        $19.350      $18.017         8,597
                             2008        $18.017      $ 9.745         8,878
                             2009        $ 9.745      $ 9.169             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.062      $13.756            0
                             2005        $13.756      $14.144            0
                             2006        $14.144      $15.416            0
                             2007        $15.416      $15.177            0
                             2008        $15.177      $ 9.131            0
                             2009        $ 9.131      $11.908            0
                             2010        $11.908      $13.568            0
                             2011        $13.568      $13.053            0
                             2012        $13.053      $15.070            0
                             2013        $15.070      $19.677            0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.527      $15.709        3,475
                             2005        $15.709      $17.250        1,208
                             2006        $17.250      $17.811        1,316
                             2007        $17.811      $18.101        1,067
                             2008        $18.101      $ 9.651          945
                             2009        $ 9.651      $13.110          968
                             2010        $13.110      $14.927            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.366      $12.717        6,965
                             2005        $12.717      $13.161        5,043
                             2006        $13.161      $13.587        5,530
                             2007        $13.587      $14.036        4,175
                             2008        $14.036      $ 8.653        3,458
                             2009        $ 8.653      $13.886        3,195
                             2010        $13.886      $16.424        2,553
                             2011        $16.424      $13.211        2,595
                             2012        $13.211      $14.774        2,176
                             2013        $14.774      $20.791        1,047
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.838      $14.914          728
                             2005        $14.914      $16.376        1,403
                             2006        $16.376      $17.767        1,585
                             2007        $17.767      $18.506          897
                             2008        $18.506      $15.405          658
                             2009        $15.405      $19.625          632
                             2010        $19.625      $21.087          636
                             2011        $21.087      $22.068          628
                             2012        $22.068      $25.469          619
                             2013        $25.469      $22.753          579

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.041             0
                             2005        $11.041      $12.106         2,461
                             2006        $12.106      $14.403         2,397
                             2007        $14.403      $15.480         2,334
                             2008        $15.480      $10.770         2,356
                             2009        $10.770      $13.662         2,271
                             2010        $13.662      $15.256         2,205
                             2011        $15.256      $16.289         1,283
                             2012        $16.289      $18.435             0
                             2013        $18.435      $21.598             0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.727         5,451
                             2005        $10.727      $12.153        16,669
                             2006        $12.153      $12.388        16,905
                             2007        $12.388      $14.785        14,000
                             2008        $14.785      $ 7.355        15,311
                             2009        $ 7.355      $11.923        11,326
                             2010        $11.923      $14.343         9,147
                             2011        $14.343      $13.650         8,018
                             2012        $13.650      $15.286         7,279
                             2013        $15.286      $22.162         5,803
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.701             0
                             2005        $10.701      $12.100             0
                             2006        $12.100      $12.300             0
                             2007        $12.300      $14.650             0
                             2008        $14.650      $ 7.265         1,279
                             2009        $ 7.265      $11.747             0
                             2010        $11.747      $14.103             0
                             2011        $14.103      $13.389             0
                             2012        $13.389      $14.950             0
                             2013        $14.950      $21.624             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.799         1,573
                             2007        $ 9.799      $11.763         5,633
                             2008        $11.763      $ 6.125         5,723
                             2009        $ 6.125      $ 9.437         3,454
                             2010        $ 9.437      $12.222         2,976
                             2011        $12.222      $11.108         1,772
                             2012        $11.108      $11.799         1,793
                             2013        $11.799      $15.883         1,601
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.547      $15.778           138
                             2005        $15.778      $17.439         2,745
                             2006        $17.439      $19.097           940
                             2007        $19.097      $19.249         2,073
                             2008        $19.249      $11.225         1,829
                             2009        $11.225      $16.118           240
                             2010        $16.118      $19.972           228
                             2011        $19.972      $17.851           239
                             2012        $17.851      $20.048           238
                             2013        $20.048      $33.631           204

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.473      $19.283        3,106
                             2005        $19.283      $22.044        4,080
                             2006        $22.044      $29.715        3,875
                             2007        $29.715      $24.066        4,440
                             2008        $24.066      $14.595        2,224
                             2009        $14.595      $18.361        2,311
                             2010        $18.361      $23.286        2,083
                             2011        $23.286      $24.092        1,019
                             2012        $24.092      $27.272          321
                             2013        $27.272      $27.169          281
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.845          937
                             2005        $ 9.845      $ 9.874        2,093
                             2006        $ 9.874      $10.071        2,208
                             2007        $10.071      $10.299          986
                             2008        $10.299      $10.264          769
                             2009        $10.264      $10.058            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
  PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION,
  BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.95


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.231          0
                             2007        $10.231      $11.743          0
                             2008        $11.743      $ 6.586          0
                             2009        $ 6.586      $ 8.731          0
                             2010        $ 8.731      $ 9.990          0
                             2011        $ 9.990      $ 9.505          0
                             2012        $ 9.505      $10.802          0
                             2013        $10.802      $13.843          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.422          0
                             2007        $10.422      $11.057          0
                             2008        $11.057      $ 8.097          0
                             2009        $ 8.097      $ 9.822          0
                             2010        $ 9.822      $10.818          0
                             2011        $10.818      $10.541          0
                             2012        $10.541      $11.510          0
                             2013        $11.510      $12.750          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.452          0
                             2007        $10.452      $11.246          0
                             2008        $11.246      $ 7.396          0
                             2009        $ 7.396      $ 9.303          0
                             2010        $ 9.303      $10.409          0
                             2011        $10.409      $10.060          0
                             2012        $10.060      $11.131          0
                             2013        $11.131      $12.596          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.461          0
                             2007        $10.461      $11.370          0
                             2008        $11.370      $ 6.879          0
                             2009        $ 6.879      $ 8.831          0
                             2010        $ 8.831      $10.015          0
                             2011        $10.015      $ 9.524          0
                             2012        $ 9.524      $10.735          0
                             2013        $10.735      $12.754          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.313          0
                             2007        $10.313      $10.688          0
                             2008        $10.688      $ 9.340          0
                             2009        $ 9.340      $10.478          0
                             2010        $10.478      $10.998          0
                             2011        $10.998      $10.913          0
                             2012        $10.913      $11.347          0
                             2013        $11.347      $11.682          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.710          0
                             2007        $ 9.710      $11.620          0
                             2008        $11.620      $ 6.280          0
                             2009        $ 6.280      $ 8.876          0
                             2010        $ 8.876      $10.403          0
                             2011        $10.403      $10.227          0
                             2012        $10.227      $11.826          0
                             2013        $11.826      $15.579          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.783          0
                             2007        $10.783      $11.098          0
                             2008        $11.098      $ 6.825          0
                             2009        $ 6.825      $ 8.435          0
                             2010        $ 8.435      $ 9.470          0
                             2011        $ 9.470      $ 9.434          0
                             2012        $ 9.434      $10.674          0
                             2013        $10.674      $13.779          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.841          0
                             2007        $ 9.841      $11.107          0
                             2008        $11.107      $ 6.564          0
                             2009        $ 6.564      $ 8.977          0
                             2010        $ 8.977      $11.295          0
                             2011        $11.295      $ 9.854          0
                             2012        $ 9.854      $11.047          0
                             2013        $11.047      $14.688          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.335      $14.434        2,037
                             2005        $14.434      $14.623          726
                             2006        $14.623      $16.709            0
                             2007        $16.709      $15.743            0
                             2008        $15.743      $ 9.991        5,474
                             2009        $ 9.991      $12.374        5,468
                             2010        $12.374      $14.129        5,463
                             2011        $14.129      $14.160            0
                             2012        $14.160      $15.551            0
                             2013        $15.551      $19.724            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.198            0
                             2005        $11.198      $11.135            0
                             2006        $11.135      $12.885            0
                             2007        $12.885      $13.082            0
                             2008        $13.082      $ 9.005            0
                             2009        $ 9.005      $11.949            0
                             2010        $11.949      $13.176            0
                             2011        $13.176      $13.202            0
                             2012        $13.202      $14.553            0
                             2013        $14.553      $16.227            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.511            0
                             2005        $10.511      $10.395            0
                             2006        $10.395      $11.282            0
                             2007        $11.282      $11.727          540
                             2008        $11.727      $ 7.513          620
                             2009        $ 7.513      $ 9.539          591
                             2010        $ 9.539      $10.417          589
                             2011        $10.417      $10.041            0
                             2012        $10.041      $11.041            0
                             2013        $11.041      $13.898            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.500      $17.560          804
                             2005        $17.560      $18.691        1,047
                             2006        $18.691      $21.399            0
                             2007        $21.399      $20.440          249
                             2008        $20.440      $13.398          646
                             2009        $13.398      $16.934          664
                             2010        $16.934      $21.249          633
                             2011        $21.249      $20.013          516
                             2012        $20.013      $23.185          326
                             2013        $23.185      $30.911          324

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.478      $16.885            0
                             2005        $16.885      $17.315            0
                             2006        $17.315      $18.419            0
                             2007        $18.419      $20.049            0
                             2008        $20.049      $11.282            0
                             2009        $11.282      $15.851            0
                             2010        $15.851      $19.797            0
                             2011        $19.797      $18.438            0
                             2012        $18.438      $20.001            0
                             2013        $20.001      $27.041            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.214            0
                             2005        $10.214      $10.237            0
                             2006        $10.237      $10.421            0
                             2007        $10.421      $10.870            0
                             2008        $10.870      $11.445            0
                             2009        $11.445      $11.547            0
                             2010        $11.547      $11.897            0
                             2011        $11.897      $12.304            0
                             2012        $12.304      $12.267            0
                             2013        $12.267      $11.736            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.977            0
                             2007        $10.977      $12.014            0
                             2008        $12.014      $ 8.411            0
                             2009        $ 8.411      $10.150            0
                             2010        $10.150      $11.121            0
                             2011        $11.121      $10.562            0
                             2012        $10.562      $11.716            0
                             2013        $11.716      $14.631            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.632      $13.923        4,939
                             2005        $13.923      $15.065        3,942
                             2006        $15.065      $17.453            0
                             2007        $17.453      $17.672        4,130
                             2008        $17.672      $10.876        2,427
                             2009        $10.876      $13.415        2,455
                             2010        $13.415      $14.598        2,176
                             2011        $14.598      $14.137        1,916
                             2012        $14.137      $15.805        1,288
                             2013        $15.805      $19.838          553

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.802      $20.506          232
                             2005        $20.506      $25.573          388
                             2006        $25.573      $32.057          728
                             2007        $32.057      $40.397            0
                             2008        $40.397      $18.696            0
                             2009        $18.696      $31.577            0
                             2010        $31.577      $36.337            0
                             2011        $36.337      $29.922            0
                             2012        $29.922      $33.134            0
                             2013        $33.134      $32.125            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.540      $15.706          848
                             2005        $15.706      $16.934          834
                             2006        $16.934      $20.126            0
                             2007        $20.126      $22.738        1,796
                             2008        $22.738      $13.266        1,793
                             2009        $13.266      $17.791        1,791
                             2010        $17.791      $18.874        1,699
                             2011        $18.874      $16.506            0
                             2012        $16.506      $19.098            0
                             2013        $19.098      $22.982            0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.833      $14.409            0
                             2005        $14.409      $13.668            0
                             2006        $13.668      $15.084            0
                             2007        $15.084      $16.384            0
                             2008        $16.384      $17.028            0
                             2009        $17.028      $19.777            0
                             2010        $19.777      $22.151            0
                             2011        $22.151      $21.489            0
                             2012        $21.489      $24.196            0
                             2013        $24.196      $24.064            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.687      $12.212          543
                             2005        $12.212      $12.865          660
                             2006        $12.865      $12.921            0
                             2007        $12.921      $14.747          704
                             2008        $14.747      $ 7.343        2,185
                             2009        $ 7.343      $11.903        2,092
                             2010        $11.903      $13.928        2,041
                             2011        $13.928      $12.759        1,672
                             2012        $12.759      $14.158        1,082
                             2013        $14.158      $19.369        1,075

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.264        1,761
                             2005        $11.264      $12.381        2,666
                             2006        $12.381      $14.624          500
                             2007        $14.624      $15.432          405
                             2008        $15.432      $ 8.866            0
                             2009        $ 8.866      $12.078            0
                             2010        $12.078      $14.449            0
                             2011        $14.449      $14.271            0
                             2012        $14.271      $16.382            0
                             2013        $16.382      $21.525            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.258            0
                             2005        $11.258      $12.356            0
                             2006        $12.356      $14.586            0
                             2007        $14.586      $15.377            0
                             2008        $15.377      $ 8.815            0
                             2009        $ 8.815      $12.004            0
                             2010        $12.004      $14.353            0
                             2011        $14.353      $14.163            0
                             2012        $14.163      $16.225            0
                             2013        $16.225      $21.266            0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.301            0
                             2005        $11.301      $11.514            0
                             2006        $11.514      $13.077            0
                             2007        $13.077      $12.497          253
                             2008        $12.497      $ 7.851          297
                             2009        $ 7.851      $ 9.866          286
                             2010        $ 9.866      $11.170          275
                             2011        $11.170      $10.701            0
                             2012        $10.701      $12.453            0
                             2013        $12.453      $16.532            0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.926            0
                             2005        $10.926      $11.482            0
                             2006        $11.482      $12.650            0
                             2007        $12.650      $12.794            0
                             2008        $12.794      $ 9.680            0
                             2009        $ 9.680      $11.603            0
                             2010        $11.603      $12.721            0
                             2011        $12.721      $12.288            0
                             2012        $12.288      $13.514            0
                             2013        $13.514      $16.516            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.297      $14.850         3,901
                             2005        $14.850      $15.946         1,663
                             2006        $15.946      $18.098             0
                             2007        $18.098      $18.156         1,944
                             2008        $18.156      $12.044           370
                             2009        $12.044      $14.628           367
                             2010        $14.628      $16.060           191
                             2011        $16.060      $15.362             0
                             2012        $15.362      $17.189             0
                             2013        $17.189      $22.502             0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.088             0
                             2005        $11.088      $12.058             0
                             2006        $12.058      $12.381             0
                             2007        $12.381      $14.247             0
                             2008        $14.247      $ 7.412             0
                             2009        $ 7.412      $11.342             0
                             2010        $11.342      $14.127             0
                             2011        $14.127      $12.531             0
                             2012        $12.531      $13.688             0
                             2013        $13.688      $18.299             0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.348             0
                             2005        $10.348      $10.260             0
                             2006        $10.260      $10.977             0
                             2007        $10.977      $11.406        11,751
                             2008        $11.406      $ 9.204         4,992
                             2009        $ 9.204      $12.098         4,972
                             2010        $12.098      $13.297         4,963
                             2011        $13.297      $13.584             0
                             2012        $13.584      $14.958             0
                             2013        $14.958      $15.835             0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.897             0
                             2005        $10.897      $11.405             0
                             2006        $11.405      $12.796             0
                             2007        $12.796      $13.363             0
                             2008        $13.363      $ 9.327             0
                             2009        $ 9.327      $11.499             0
                             2010        $11.499      $13.394             0
                             2011        $13.394      $12.519             0
                             2012        $12.519      $13.547             0
                             2013        $13.547      $17.998             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.881           0
                             2005        $10.881      $10.994           0
                             2006        $10.994      $12.619           0
                             2007        $12.619      $12.771           0
                             2008        $12.771      $ 7.946           0
                             2009        $ 7.946      $ 9.245           0
                             2010        $ 9.245      $10.623           0
                             2011        $10.623      $ 9.764           0
                             2012        $ 9.764      $10.709           0
                             2013        $10.709      $14.242           0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.129           0
                             2005        $11.129      $11.395           0
                             2006        $11.395      $12.032           0
                             2007        $12.032      $14.279           0
                             2008        $14.279      $ 8.629           0
                             2009        $ 8.629      $12.291           0
                             2010        $12.291      $14.785           0
                             2011        $14.785      $13.015           0
                             2012        $13.015      $14.532           0
                             2013        $14.532      $19.494           0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.112           0
                             2005        $11.112      $11.769           0
                             2006        $11.769      $12.926           0
                             2007        $12.926      $12.722           0
                             2008        $12.722      $ 7.550           0
                             2009        $ 7.550      $ 9.354           0
                             2010        $ 9.354      $11.482           0
                             2011        $11.482      $10.786           0
                             2012        $10.786      $12.090           0
                             2013        $12.090      $15.419           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.252      $12.783           0
                             2005        $12.783      $13.118           0
                             2006        $13.118      $13.824           0
                             2007        $13.824      $15.402         206
                             2008        $15.402      $ 8.190         284
                             2009        $ 8.190      $11.553         244
                             2010        $11.553      $12.339         248
                             2011        $12.339      $11.910           0
                             2012        $11.910      $13.264           0
                             2013        $13.264      $16.800           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.039      $14.009           0
                             2005        $14.009      $14.214           0
                             2006        $14.214      $15.421           0
                             2007        $15.421      $15.615           0
                             2008        $15.615      $ 8.616         789
                             2009        $ 8.616      $10.253         782
                             2010        $10.253      $11.305         776
                             2011        $11.305      $11.106         563
                             2012        $11.106      $12.184         624
                             2013        $12.184      $13.453         620
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.096           0
                             2005        $10.096      $10.111           0
                             2006        $10.111      $10.383           0
                             2007        $10.383      $10.575           0
                             2008        $10.575      $ 6.305           0
                             2009        $ 6.305      $ 6.729           0
                             2010        $ 6.729      $ 7.327           0
                             2011        $ 7.327      $ 7.740           0
                             2012        $ 7.740      $ 8.344           0
                             2013        $ 8.344      $ 8.135           0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.338      $14.420           0
                             2005        $14.420      $15.803           0
                             2006        $15.803      $15.884           0
                             2007        $15.884      $16.480           0
                             2008        $16.480      $ 8.190           0
                             2009        $ 8.190      $10.601           0
                             2010        $10.601      $13.192           0
                             2011        $13.192      $13.018           0
                             2012        $13.018      $14.798           0
                             2013        $14.798      $19.641           0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.174      $16.489           0
                             2005        $16.489      $18.406           0
                             2006        $18.406      $21.141           0
                             2007        $21.141      $21.945           0
                             2008        $21.945      $12.813           0
                             2009        $12.813      $17.474           0
                             2010        $17.474      $19.785           0
                             2011        $19.785      $17.712           0
                             2012        $17.712      $20.963           0
                             2013        $20.963      $26.052           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.085      $12.824            0
                             2005        $12.824      $12.862            0
                             2006        $12.862      $13.498            0
                             2007        $13.498      $14.469          876
                             2008        $14.469      $12.108          760
                             2009        $12.108      $14.030          810
                             2010        $14.030      $15.759          782
                             2011        $15.759      $15.522            0
                             2012        $15.522      $17.187            0
                             2013        $17.187      $16.757            0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.903      $13.729            0
                             2005        $13.729      $13.706            0
                             2006        $13.706      $14.651            0
                             2007        $14.651      $14.268            0
                             2008        $14.268      $ 2.992            0
                             2009        $ 2.992      $ 3.687            0
                             2010        $ 3.687      $ 4.130            0
                             2011        $ 4.130      $ 3.938            0
                             2012        $ 3.938      $ 4.356            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.580      $13.437        4,427
                             2005        $13.437      $13.905        4,889
                             2006        $13.905      $15.617            0
                             2007        $15.617      $15.915        5,091
                             2008        $15.915      $ 9.558        5,121
                             2009        $ 9.558      $11.972        5,019
                             2010        $11.972      $13.571        5,402
                             2011        $13.571      $13.239        4,650
                             2012        $13.239      $15.107        4,581
                             2013        $15.107      $19.431        3,788
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.601      $17.029        1,547
                             2005        $17.029      $18.285        1,667
                             2006        $18.285      $20.518            0
                             2007        $20.518      $19.797        1,160
                             2008        $19.797      $12.010        1,152
                             2009        $12.010      $16.088        1,140
                             2010        $16.088      $19.374        1,245
                             2011        $19.374      $18.508        1,236
                             2012        $18.508      $21.312        1,227
                             2013        $21.312      $29.328        1,218

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.276        1,024
                             2010        $12.276      $13.528          985
                             2011        $13.528      $13.493          717
                             2012        $13.493      $15.753          681
                             2013        $15.753      $20.413            0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.031      $12.740          519
                             2005        $12.740      $12.967          668
                             2006        $12.967      $14.203            0
                             2007        $14.203      $14.030          742
                             2008        $14.030      $ 8.139          797
                             2009        $ 8.139      $10.005          843
                             2010        $10.005      $10.851          890
                             2011        $10.851      $10.914          819
                             2012        $10.914      $12.018            0
                             2013        $12.018      $13.889            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.379      $13.218        1,421
                             2005        $13.218      $13.838            0
                             2006        $13.838      $15.284            0
                             2007        $15.284      $15.395            0
                             2008        $15.395      $10.045            0
                             2009        $10.045      $13.291            0
                             2010        $13.291      $14.917            0
                             2011        $14.917      $14.537            0
                             2012        $14.537      $16.246            0
                             2013        $16.246      $18.997            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.254      $11.798          284
                             2005        $11.798      $13.070          331
                             2006        $13.070      $13.148            0
                             2007        $13.148      $12.788          400
                             2008        $12.788      $10.378          307
                             2009        $10.378      $12.797          332
                             2010        $12.797      $12.832          377
                             2011        $12.832      $12.410          365
                             2012        $12.410      $14.848            0
                             2013        $14.848      $20.584            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.997      $16.657           0
                             2005        $16.657      $17.699           0
                             2006        $17.699      $22.004           0
                             2007        $22.004      $25.825           0
                             2008        $25.825      $17.566           0
                             2009        $17.566      $18.455           0
                             2010        $18.455      $18.391           0
                             2011        $18.391      $17.025           0
                             2012        $17.025      $17.500           0
                             2013        $17.500      $19.491           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.447      $16.622           0
                             2005        $14.622      $15.058           0
                             2006        $15.058      $17.081           0
                             2007        $17.081      $15.704           0
                             2008        $15.704      $ 9.421         554
                             2009        $ 9.421      $11.968         549
                             2010        $11.968      $13.396         545
                             2011        $13.396      $12.501         396
                             2012        $12.501      $14.574         505
                             2013        $14.574      $19.351         502
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.288      $14.374           0
                             2005        $14.374      $14.503           0
                             2006        $14.503      $15.687           0
                             2007        $15.687      $15.779           0
                             2008        $15.779      $11.416           0
                             2009        $11.416      $16.778           0
                             2010        $16.778      $18.725           0
                             2011        $18.725      $18.646           0
                             2012        $18.646      $21.168           0
                             2013        $21.168      $22.342           0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.398      $10.626           0
                             2005        $10.626      $10.645           0
                             2006        $10.645      $10.889           0
                             2007        $10.889      $11.211         848
                             2008        $11.211      $ 8.346         831
                             2009        $ 8.346      $11.978         712
                             2010        $11.978      $12.879         718
                             2011        $12.879      $13.234           0
                             2012        $13.234      $14.342           0
                             2013        $14.342      $14.298           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.594      $15.152        1,383
                             2005        $15.152      $16.637        1,583
                             2006        $16.637      $20.795            0
                             2007        $20.795      $22.050        1,836
                             2008        $22.050      $12.094        1,824
                             2009        $12.094      $14.750        1,804
                             2010        $14.750      $15.882        2,082
                             2011        $15.882      $12.911        2,067
                             2012        $12.911      $15.403        2,052
                             2013        $15.403      $19.304        2,037
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.936      $14.259            0
                             2005        $14.259      $15.184            0
                             2006        $15.184      $16.930            0
                             2007        $16.930      $15.710            0
                             2008        $15.710      $ 9.294            0
                             2009        $ 9.294      $11.898            0
                             2010        $11.898      $13.264            0
                             2011        $13.264      $12.987            0
                             2012        $12.987      $14.847            0
                             2013        $14.847      $19.633            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.811      $ 9.664          659
                             2005        $ 9.664      $ 9.697            0
                             2006        $ 9.697      $ 9.907            0
                             2007        $ 9.907      $10.158        3,943
                             2008        $10.158      $10.196          698
                             2009        $10.196      $ 9.998          871
                             2010        $ 9.998      $ 9.788          955
                             2011        $ 9.788      $ 9.580           11
                             2012        $ 9.580      $ 9.376            7
                             2013        $ 9.376      $ 9.176            0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.369      $14.506            0
                             2005        $14.506      $15.617            0
                             2006        $15.617      $16.592            0
                             2007        $16.592      $17.166            0
                             2008        $17.166      $10.290          516
                             2009        $10.290      $13.306          511
                             2010        $13.306      $15.568          507
                             2011        $15.568      $14.461          368
                             2012        $14.461      $16.522          413
                             2013        $16.522      $22.061          410
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.511      $16.392        1,706
                             2005        $16.392      $16.987          656
                             2006        $16.987      $19.287        1,128
                             2007        $19.287      $17.949        1,079
                             2008        $17.949      $ 9.703        1,068
                             2009        $ 9.703      $ 9.130            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.039      $13.725        1,199
                             2005        $13.725      $14.105          597
                             2006        $14.105      $15.366            0
                             2007        $15.366      $15.119            0
                             2008        $15.119      $ 9.092            0
                             2009        $ 9.092      $11.851            0
                             2010        $11.851      $13.497            0
                             2011        $13.497      $12.978            0
                             2012        $12.978      $14.975            0
                             2013        $14.975      $19.543            0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.504      $15.674            0
                             2005        $15.674      $17.203            0
                             2006        $17.203      $17.753            0
                             2007        $17.753      $18.033            0
                             2008        $18.033      $ 9.609            0
                             2009        $ 9.609      $13.047            0
                             2010        $13.047      $14.850            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.345      $12.689          521
                             2005        $12.689      $13.125          650
                             2006        $13.125      $13.543            0
                             2007        $13.543      $13.983          743
                             2008        $13.983      $ 8.616        1,356
                             2009        $ 8.616      $13.820        1,245
                             2010        $13.820      $16.337        1,202
                             2011        $16.337      $13.134        1,102
                             2012        $13.134      $14.681          494
                             2013        $14.681      $20.649          491
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.814      $14.881            0
                             2005        $14.881      $16.331            0
                             2006        $16.331      $17.709            0
                             2007        $17.709      $18.436            0
                             2008        $18.436      $15.339            0
                             2009        $15.339      $19.531            0
                             2010        $19.531      $20.975            0
                             2011        $20.975      $21.941            0
                             2012        $21.941      $25.308            0
                             2013        $25.308      $22.598            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.036            0
                             2005        $11.036      $12.094            0
                             2006        $12.094      $14.381            0
                             2007        $14.381      $15.448            0
                             2008        $15.448      $10.742            0
                             2009        $10.742      $13.620            0
                             2010        $13.620      $15.201            0
                             2011        $15.201      $16.223            0
                             2012        $16.223      $18.350            0
                             2013        $18.350      $21.488            0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.723        1,891
                             2005        $10.723      $12.143        4,014
                             2006        $12.143      $12.372        4,343
                             2007        $12.372      $14.757        1,266
                             2008        $14.757      $ 7.338          359
                             2009        $ 7.338      $11.888          354
                             2010        $11.888      $14.294            0
                             2011        $14.294      $13.597            0
                             2012        $13.597      $15.218            0
                             2013        $15.218      $22.052            0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.698            0
                             2005        $10.698      $12.090            0
                             2006        $12.090      $12.283            0
                             2007        $12.283      $14.623            0
                             2008        $14.623      $ 7.248            0
                             2009        $ 7.248      $11.713            0
                             2010        $11.713      $14.055            0
                             2011        $14.055      $13.336            0
                             2012        $13.336      $14.884            0
                             2013        $14.884      $21.517            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.796            0
                             2007        $ 9.796      $11.753            0
                             2008        $11.753      $ 6.116            0
                             2009        $ 6.116      $ 9.419            0
                             2010        $ 9.419      $12.193            0
                             2011        $12.193      $11.076            0
                             2012        $11.076      $11.759            0
                             2013        $11.759      $15.820            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.543      $15.764            0
                             2005        $15.764      $17.415            0
                             2006        $17.415      $19.061        1,127
                             2007        $19.061      $19.203            0
                             2008        $19.203      $11.193            0
                             2009        $11.193      $16.063            0
                             2010        $16.063      $19.894            0
                             2011        $19.894      $17.772            0
                             2012        $17.772      $19.949            0
                             2013        $19.949      $33.448            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.690      $19.240           0
                             2005        $19.240      $21.983           0
                             2006        $21.983      $29.619           0
                             2007        $29.619      $23.975           0
                             2008        $23.975      $14.532         360
                             2009        $14.532      $18.273         357
                             2010        $18.273      $23.163         354
                             2011        $23.163      $23.952         257
                             2012        $23.952      $27.100         284
                             2013        $27.100      $26.984         282
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.840           0
                             2005        $ 9.840      $ 9.864           0
                             2006        $ 9.864      $10.056           0
                             2007        $10.056      $10.278           0
                             2008        $10.278      $10.238           0
                             2009        $10.238      $10.027           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH
    BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE
              EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.0


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.228          0
                             2007        $10.228      $11.733          0
                             2008        $11.733      $ 6.577          0
                             2009        $ 6.577      $ 8.714          0
                             2010        $ 8.714      $ 9.966          0
                             2011        $ 9.966      $ 9.477          0
                             2012        $ 9.477      $10.765          0
                             2013        $10.765      $13.789          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.419          0
                             2007        $10.419      $11.048          0
                             2008        $11.048      $ 8.086          0
                             2009        $ 8.086      $ 9.803          0
                             2010        $ 9.803      $10.792          0
                             2011        $10.792      $10.511          0
                             2012        $10.511      $11.471          0
                             2013        $11.471      $12.700          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.448          0
                             2007        $10.448      $11.237          0
                             2008        $11.237      $ 7.385          0
                             2009        $ 7.385      $ 9.286          0
                             2010        $ 9.286      $10.384          0
                             2011        $10.384      $10.031          0
                             2012        $10.031      $11.093          0
                             2013        $11.093      $12.547          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.457          0
                             2007        $10.457      $11.360          0
                             2008        $11.360      $ 6.870          0
                             2009        $ 6.870      $ 8.814          0
                             2010        $ 8.814      $ 9.991          0
                             2011        $ 9.991      $ 9.496          0
                             2012        $ 9.496      $10.698          0
                             2013        $10.698      $12.704          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.310          0
                             2007        $10.310      $10.679          0
                             2008        $10.679      $ 9.327          0
                             2009        $ 9.327      $10.459          0
                             2010        $10.459      $10.972          0
                             2011        $10.972      $10.881          0
                             2012        $10.881      $11.308          0
                             2013        $11.308      $11.637          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.706          0
                             2007        $ 9.706      $11.610          0
                             2008        $11.610      $ 6.271          0
                             2009        $ 6.271      $ 8.859          0
                             2010        $ 8.859      $10.378          0
                             2011        $10.378      $10.197          0
                             2012        $10.197      $11.786          0
                             2013        $11.786      $15.518          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.779          0
                             2007        $10.779      $11.088          0
                             2008        $11.088      $ 6.815          0
                             2009        $ 6.815      $ 8.419          0
                             2010        $ 8.419      $ 9.448          0
                             2011        $ 9.448      $ 9.406          0
                             2012        $ 9.406      $10.638          0
                             2013        $10.638      $13.725          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.838          0
                             2007        $ 9.838      $11.097          0
                             2008        $11.097      $ 6.555          0
                             2009        $ 6.555      $ 8.960          0
                             2010        $ 8.960      $11.268          0
                             2011        $11.268      $ 9.826          0
                             2012        $ 9.826      $11.009          0
                             2013        $11.009      $14.631          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.330      $14.422           0
                             2005        $14.422      $14.603           0
                             2006        $14.603      $16.677           0
                             2007        $16.677      $15.705           0
                             2008        $15.705      $ 9.962           0
                             2009        $ 9.962      $12.332           0
                             2010        $12.332      $14.074           0
                             2011        $14.074      $14.097           0
                             2012        $14.097      $15.474           0
                             2013        $15.474      $19.617           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.194           0
                             2005        $11.194      $11.126           0
                             2006        $11.126      $12.868           0
                             2007        $12.868      $13.057           0
                             2008        $13.057      $ 8.984           0
                             2009        $ 8.984      $11.915           0
                             2010        $11.915      $13.131           0
                             2011        $13.131      $13.150           0
                             2012        $13.150      $14.489           0
                             2013        $14.489      $16.147           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.509           0
                             2005        $10.509      $10.389           0
                             2006        $10.389      $11.269           0
                             2007        $11.269      $11.708           0
                             2008        $11.708      $ 7.497           0
                             2009        $ 7.497      $ 9.513           0
                             2010        $ 9.513      $10.383           0
                             2011        $10.383      $10.003           0
                             2012        $10.003      $10.994           0
                             2013        $10.994      $13.833           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.495      $17.545         140
                             2005        $17.545      $18.666         272
                             2006        $18.666      $21.359           0
                             2007        $21.359      $20.391         271
                             2008        $20.391      $13.359         276
                             2009        $13.359      $16.876         235
                             2010        $16.876      $21.165         225
                             2011        $21.165      $19.924           0
                             2012        $19.924      $23.070           0
                             2013        $23.070      $30.743           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.472      $16.780           0
                             2005        $16.870      $17.292           0
                             2006        $17.292      $18.384           0
                             2007        $18.384      $20.001           0
                             2008        $20.001      $11.249           0
                             2009        $11.249      $15.797           0
                             2010        $15.797      $19.720           0
                             2011        $19.720      $18.357           0
                             2012        $18.357      $19.902           0
                             2013        $19.902      $26.894           0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.211           0
                             2005        $10.211      $10.228           0
                             2006        $10.228      $10.406           0
                             2007        $10.406      $10.850           0
                             2008        $10.850      $11.418           0
                             2009        $11.418      $11.513           0
                             2010        $11.513      $11.856           0
                             2011        $11.856      $12.256           0
                             2012        $12.256      $12.213           0
                             2013        $12.213      $11.678           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.974           0
                             2007        $10.974      $12.004           0
                             2008        $12.004      $ 8.400           0
                             2009        $ 8.400      $10.131           0
                             2010        $10.131      $11.095           0
                             2011        $11.095      $10.531           0
                             2012        $10.531      $11.676           0
                             2013        $11.676      $14.574           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.628      $13.912         177
                             2005        $13.912      $15.044         340
                             2006        $15.044      $17.420           0
                             2007        $17.420      $17.630         314
                             2008        $17.630      $10.844         317
                             2009        $10.844      $13.370         298
                             2010        $13.370      $14.541         310
                             2011        $14.541      $14.075           0
                             2012        $14.075      $15.727           0
                             2013        $15.727      $19.730           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.796      $20.488          0
                             2005        $20.488      $25.538          0
                             2006        $25.538      $31.997          0
                             2007        $31.997      $40.301          0
                             2008        $40.301      $18.642          0
                             2009        $18.642      $31.470          0
                             2010        $31.470      $36.195          0
                             2011        $36.195      $29.789          0
                             2012        $29.789      $32.970          0
                             2013        $32.970      $31.951          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.536      $15.692          0
                             2005        $15.692      $16.911          0
                             2006        $16.911      $20.089          0
                             2007        $20.089      $22.683          0
                             2008        $22.683      $13.228          0
                             2009        $13.228      $17.730          0
                             2010        $17.730      $18.800          0
                             2011        $18.800      $16.434          0
                             2012        $16.434      $19.003          0
                             2013        $19.003      $22.857          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.829      $14.397          0
                             2005        $14.397      $13.649          0
                             2006        $13.649      $15.056          0
                             2007        $15.056      $16.345          0
                             2008        $16.345      $16.979          0
                             2009        $16.979      $19.710          0
                             2010        $19.710      $22.064          0
                             2011        $22.064      $21.394          0
                             2012        $21.394      $24.077          0
                             2013        $24.077      $23.933          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.683      $12.202          0
                             2005        $12.202      $12.847          0
                             2006        $12.847      $12.896          0
                             2007        $12.896      $14.712          0
                             2008        $14.712      $ 7.322          0
                             2009        $ 7.322      $11.862          0
                             2010        $11.862      $13.873          0
                             2011        $13.873      $12.703          0
                             2012        $12.703      $14.088          0
                             2013        $14.088      $19.264          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.260          0
                             2005        $11.260      $12.370          0
                             2006        $12.370      $14.605          0
                             2007        $14.605      $15.404          0
                             2008        $15.404      $ 8.845          0
                             2009        $ 8.845      $12.043          0
                             2010        $12.043      $14.400          0
                             2011        $14.400      $14.215          0
                             2012        $14.215      $16.309          0
                             2013        $16.309      $21.418          0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.254          0
                             2005        $11.254      $12.345          0
                             2006        $12.345      $14.566          0
                             2007        $14.566      $15.348          0
                             2008        $15.348      $ 8.794          0
                             2009        $ 8.794      $11.969          0
                             2010        $11.969      $14.304          0
                             2011        $14.304      $14.107          0
                             2012        $14.107      $16.154          0
                             2013        $16.154      $21.162          0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.297          0
                             2005        $11.297      $11.505          0
                             2006        $11.505      $13.059          0
                             2007        $13.059      $12.474          0
                             2008        $12.474      $ 7.832          0
                             2009        $ 7.832      $ 9.837          0
                             2010        $ 9.837      $11.132          0
                             2011        $11.132      $10.659          0
                             2012        $10.659      $12.398          0
                             2013        $12.398      $16.450          0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.922          0
                             2005        $10.922      $11.472          0
                             2006        $11.472      $12.633          0
                             2007        $12.633      $12.770          0
                             2008        $12.770      $ 9.657          0
                             2009        $ 9.657      $11.570          0
                             2010        $11.570      $12.678          0
                             2011        $12.678      $12.240          0
                             2012        $12.240      $13.454          0
                             2013        $13.454      $16.435          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.292      $14.838          0
                             2005        $14.838      $15.924          0
                             2006        $15.924      $18.065          0
                             2007        $18.065      $18.113          0
                             2008        $18.113      $12.009          0
                             2009        $12.009      $14.578          0
                             2010        $14.578      $15.997          0
                             2011        $15.997      $15.294          0
                             2012        $15.294      $17.104          0
                             2013        $17.104      $22.379          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.084          0
                             2005        $11.084      $12.047          0
                             2006        $12.047      $12.364          0
                             2007        $12.364      $14.220          0
                             2008        $14.220      $ 7.394          0
                             2009        $ 7.394      $11.310          0
                             2010        $11.310      $14.079          0
                             2011        $14.079      $12.482          0
                             2012        $12.482      $13.628          0
                             2013        $13.628      $18.208          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.347          0
                             2005        $10.347      $10.253          0
                             2006        $10.253      $10.965          0
                             2007        $10.965      $11.387          0
                             2008        $11.387      $ 9.184          0
                             2009        $ 9.184      $12.066          0
                             2010        $12.066      $13.255          0
                             2011        $13.255      $13.533          0
                             2012        $13.533      $14.895          0
                             2013        $14.895      $15.760          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.895          0
                             2005        $10.895      $11.398          0
                             2006        $11.398      $12.782          0
                             2007        $12.782      $13.341          0
                             2008        $13.341      $ 9.307          0
                             2009        $ 9.307      $11.468          0
                             2010        $11.468      $13.351          0
                             2011        $13.351      $12.473          0
                             2012        $12.473      $13.490          0
                             2013        $13.490      $17.913          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.880          0
                             2005        $10.880      $10.988          0
                             2006        $10.988      $12.604          0
                             2007        $12.604      $12.750          0
                             2008        $12.750      $ 7.928          0
                             2009        $ 7.928      $ 9.220          0
                             2010        $ 9.220      $10.589          0
                             2011        $10.589      $ 9.728          0
                             2012        $ 9.728      $10.664          0
                             2013        $10.664      $14.175          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.127          0
                             2005        $11.127      $11.388          0
                             2006        $11.388      $12.018          0
                             2007        $12.018      $14.255          0
                             2008        $14.255      $ 8.610          0
                             2009        $ 8.610      $12.258          0
                             2010        $12.258      $14.738          0
                             2011        $14.738      $12.967          0
                             2012        $12.967      $14.471          0
                             2013        $14.471      $19.402          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.110          0
                             2005        $11.110      $11.761          0
                             2006        $11.761      $12.912          0
                             2007        $12.912      $12.701          0
                             2008        $12.701      $ 7.533          0
                             2009        $ 7.533      $ 9.329          0
                             2010        $ 9.329      $11.446          0
                             2011        $11.446      $10.746          0
                             2012        $10.746      $12.039          0
                             2013        $12.039      $15.346          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.248      $12.772          0
                             2005        $12.772      $13.100          0
                             2006        $13.100      $13.799          0
                             2007        $13.799      $15.365          0
                             2008        $15.365      $ 8.166          0
                             2009        $ 8.166      $11.513          0
                             2010        $11.513      $12.291          0
                             2011        $12.291      $11.857          0
                             2012        $11.857      $13.198          0
                             2013        $13.198      $16.708          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.034      $13.998          0
                             2005        $13.998      $14.195          0
                             2006        $14.195      $15.392          0
                             2007        $15.392      $15.578          0
                             2008        $15.578      $ 8.591          0
                             2009        $ 8.591      $10.218          0
                             2010        $10.218      $11.261          0
                             2011        $11.261      $11.057          0
                             2012        $11.057      $12.124          0
                             2013        $12.124      $13.380          0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.095          0
                             2005        $10.095      $10.105          0
                             2006        $10.105      $10.371          0
                             2007        $10.371      $10.558          0
                             2008        $10.558      $ 6.291          0
                             2009        $ 6.291      $ 6.711          0
                             2010        $ 6.711      $ 7.304          0
                             2011        $ 7.304      $ 7.711          0
                             2012        $ 7.711      $ 8.309          0
                             2013        $ 8.309      $ 8.096          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.333      $14.407          0
                             2005        $14.407      $15.782          0
                             2006        $15.782      $15.854          0
                             2007        $15.854      $16.441          0
                             2008        $16.441      $ 8.167          0
                             2009        $ 8.167      $10.565          0
                             2010        $10.565      $13.141          0
                             2011        $13.141      $12.961          0
                             2012        $12.961      $14.725          0
                             2013        $14.725      $19.534          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.169      $16.475          0
                             2005        $16.475      $18.381          0
                             2006        $18.381      $21.102          0
                             2007        $21.102      $21.892          0
                             2008        $21.892      $12.776          0
                             2009        $12.776      $17.414          0
                             2010        $17.414      $19.708          0
                             2011        $19.708      $17.633          0
                             2012        $17.633      $20.860          0
                             2013        $20.860      $25.910          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.081      $12.813          757
                             2005        $12.813      $12.844        1,561
                             2006        $12.844      $13.472            0
                             2007        $13.472      $14.434        1,541
                             2008        $14.434      $12.073        1,118
                             2009        $12.073      $13.983        1,125
                             2010        $13.983      $15.697        1,113
                             2011        $15.697      $15.454            0
                             2012        $15.454      $17.102            0
                             2013        $17.102      $16.666            0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.898      $13.718          350
                             2005        $13.718      $13.687          733
                             2006        $13.687      $14.623            0
                             2007        $14.623      $14.234          770
                             2008        $14.234      $ 2.983        1,267
                             2009        $ 2.983      $ 3.675        2,216
                             2010        $ 3.675      $ 4.113        2,143
                             2011        $ 4.113      $ 3.921            0
                             2012        $ 3.921      $ 4.335            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.576      $13.425            0
                             2005        $13.425      $13.886            0
                             2006        $13.886      $15.588            0
                             2007        $15.588      $15.877            0
                             2008        $15.877      $ 9.531            0
                             2009        $ 9.531      $11.932            0
                             2010        $11.932      $13.517            0
                             2011        $13.517      $13.180            0
                             2012        $13.180      $15.032            0
                             2013        $15.032      $19.326            0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.596      $17.015            0
                             2005        $17.015      $18.260            0
                             2006        $18.260      $20.479            0
                             2007        $20.479      $19.750            0
                             2008        $19.750      $11.975            0
                             2009        $11.975      $16.033            0
                             2010        $16.033      $19.298            0
                             2011        $19.298      $18.426            0
                             2012        $18.426      $21.206            0
                             2013        $21.206      $29.169            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.234            0
                             2010        $12.234      $13.475            0
                             2011        $13.475      $13.434            0
                             2012        $13.434      $15.675            0
                             2013        $15.675      $20.302            0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.027      $12.729        1,519
                             2005        $12.729      $12.949        3,101
                             2006        $12.949      $14.177            0
                             2007        $14.177      $13.997        3,156
                             2008        $13.997      $ 8.115        3,194
                             2009        $ 8.115      $ 9.971        3,172
                             2010        $ 9.971      $10.809        3,325
                             2011        $10.809      $10.866            0
                             2012        $10.866      $11.959            0
                             2013        $11.959      $13.814            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.375      $13.207            0
                             2005        $13.207      $13.819            0
                             2006        $13.819      $15.255            0
                             2007        $15.255      $15.358            0
                             2008        $15.358      $10.016            0
                             2009        $10.016      $13.246            0
                             2010        $13.246      $14.859            0
                             2011        $14.859      $14.473            0
                             2012        $14.473      $16.165            0
                             2013        $16.165      $18.894            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.251      $11.788            0
                             2005        $11.788      $13.052            0
                             2006        $13.052      $13.124            0
                             2007        $13.124      $12.758            0
                             2008        $12.758      $10.348            0
                             2009        $10.348      $12.753            0
                             2010        $12.753      $12.782            0
                             2011        $12.782      $12.355            0
                             2012        $12.355      $14.775            0
                             2013        $14.775      $20.472            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.993      $16.642          0
                             2005        $16.642      $17.675          0
                             2006        $17.675      $21.963          0
                             2007        $21.963      $25.763          0
                             2008        $25.763      $17.515          0
                             2009        $17.515      $18.392          0
                             2010        $18.392      $18.319          0
                             2011        $18.319      $16.950          0
                             2012        $16.950      $17.413          0
                             2013        $17.413      $19.385          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.443      $14.609          0
                             2005        $14.609      $15.037          0
                             2006        $15.037      $17.049          0
                             2007        $17.049      $15.667          0
                             2008        $15.667      $ 9.394          0
                             2009        $ 9.394      $11.927          0
                             2010        $11.927      $13.343          0
                             2011        $13.343      $12.446          0
                             2012        $12.446      $14.502          0
                             2013        $14.502      $19.245          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.283      $14.362          0
                             2005        $14.362      $14.483          0
                             2006        $14.483      $15.658          0
                             2007        $15.658      $15.741          0
                             2008        $15.741      $11.383          0
                             2009        $11.383      $16.721          0
                             2010        $16.721      $18.651          0
                             2011        $18.651      $18.564          0
                             2012        $18.564      $21.063          0
                             2013        $21.063      $22.220          0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.394      $10.617          0
                             2005        $10.617      $10.630          0
                             2006        $10.630      $10.868          0
                             2007        $10.868      $11.184          0
                             2008        $11.184      $ 8.322          0
                             2009        $ 8.322      $11.938          0
                             2010        $11.938      $12.829          0
                             2011        $12.829      $13.176          0
                             2012        $13.176      $14.271          0
                             2013        $14.271      $14.220          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.320      $15.139          0
                             2005        $15.139      $16.614          0
                             2006        $16.614      $20.756          0
                             2007        $20.756      $21.998          0
                             2008        $21.998      $12.059          0
                             2009        $12.059      $14.700          0
                             2010        $14.700      $15.820          0
                             2011        $15.820      $12.854          0
                             2012        $12.854      $15.327          0
                             2013        $15.327      $19.200          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.931      $14.247         347
                             2005        $14.247      $15.163         668
                             2006        $15.163      $16.899           0
                             2007        $16.899      $15.673         716
                             2008        $15.673      $ 9.267         757
                             2009        $ 9.267      $11.858         673
                             2010        $11.858      $13.212         698
                             2011        $13.212      $12.929           0
                             2012        $12.929      $14.774           0
                             2013        $14.774      $19.526           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.807      $ 9.656           0
                             2005        $ 9.656      $ 9.684           0
                             2006        $ 9.684      $ 9.889           0
                             2007        $ 9.889      $10.134           0
                             2008        $10.134      $10.166           0
                             2009        $10.166      $ 9.964           0
                             2010        $ 9.964      $ 9.750           0
                             2011        $ 9.750      $ 9.538           0
                             2012        $ 9.538      $ 9.329           0
                             2013        $ 9.329      $ 9.126           0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.434      $14.494           0
                             2005        $14.494      $15.596           0
                             2006        $15.596      $16.561           0
                             2007        $16.561      $17.125           0
                             2008        $17.125      $10.260           0
                             2009        $10.260      $13.260           0
                             2010        $13.260      $15.507           0
                             2011        $15.507      $14.397           0
                             2012        $14.397      $16.441           0
                             2013        $16.441      $21.941           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.506      $16.378           0
                             2005        $16.378      $16.964           0
                             2006        $16.964      $19.251           0
                             2007        $19.251      $17.907           0
                             2008        $17.907      $ 9.675           0
                             2009        $ 9.675      $ 9.103           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.035      $13.713          0
                             2005        $13.713      $14.086          0
                             2006        $14.086      $15.337          0
                             2007        $15.337      $15.083          0
                             2008        $15.083      $ 9.066          0
                             2009        $ 9.066      $11.810          0
                             2010        $11.810      $13.444          0
                             2011        $13.444      $12.920          0
                             2012        $12.920      $14.901          0
                             2013        $14.901      $19.437          0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.499      $15.660          0
                             2005        $15.660      $17.179          0
                             2006        $17.179      $17.720          0
                             2007        $17.720      $17.990          0
                             2008        $17.990      $ 9.582          0
                             2009        $ 9.582      $13.003          0
                             2010        $13.003      $14.794          0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.341      $12.678          0
                             2005        $12.678      $13.107          0
                             2006        $13.107      $13.518          0
                             2007        $13.518      $13.950          0
                             2008        $13.950      $ 8.591          0
                             2009        $ 8.591      $13.772          0
                             2010        $13.772      $16.273          0
                             2011        $16.273      $13.076          0
                             2012        $13.076      $14.609          0
                             2013        $14.609      $20.537          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.809      $14.868          0
                             2005        $14.868      $16.309          0
                             2006        $16.309      $17.676          0
                             2007        $17.676      $18.392          0
                             2008        $18.392      $15.295          0
                             2009        $15.295      $19.465          0
                             2010        $19.465      $20.893          0
                             2011        $20.893      $21.844          0
                             2012        $21.844      $25.183          0
                             2013        $25.183      $22.475          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.030          0
                             2005        $11.030      $12.081          0
                             2006        $12.081      $14.359          0
                             2007        $14.359      $15.417          0
                             2008        $15.417      $10.715          0
                             2009        $10.715      $13.579          0
                             2010        $13.579      $15.147          0
                             2011        $15.147      $16.157          0
                             2012        $16.157      $18.266          0
                             2013        $18.266      $21.379          0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.719          0
                             2005        $10.719      $12.133          0
                             2006        $12.133      $12.355          0
                             2007        $12.355      $14.730          0
                             2008        $14.730      $ 7.320          0
                             2009        $ 7.320      $11.854          0
                             2010        $11.854      $14.245          0
                             2011        $14.245      $13.544          0
                             2012        $13.544      $15.151          0
                             2013        $15.151      $21.944          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.694          0
                             2005        $10.694      $12.080          0
                             2006        $12.080      $12.266          0
                             2007        $12.266      $14.595          0
                             2008        $14.595      $ 7.231          0
                             2009        $ 7.231      $11.679          0
                             2010        $11.679      $14.007          0
                             2011        $14.007      $13.284          0
                             2012        $13.284      $14.819          0
                             2013        $14.819      $21.411          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.793          0
                             2007        $ 9.793      $11.743          0
                             2008        $11.743      $ 6.108          0
                             2009        $ 6.108      $ 9.402          0
                             2010        $ 9.402      $12.164          0
                             2011        $12.164      $11.044          0
                             2012        $11.044      $11.719          0
                             2013        $11.719      $15.758          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.538      $15.751          0
                             2005        $15.751      $17.392          0
                             2006        $17.392      $19.025          0
                             2007        $19.025      $19.158          0
                             2008        $19.158      $11.161          0
                             2009        $11.161      $16.008          0
                             2010        $16.008      $19.816          0
                             2011        $19.816      $17.694          0
                             2012        $17.694      $19.851          0
                             2013        $19.851      $33.266          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.443      $19.223         257
                             2005        $19.223      $21.953         465
                             2006        $21.953      $29.563           0
                             2007        $29.563      $23.918         427
                             2008        $23.918      $14.490         539
                             2009        $14.490      $18.211         454
                             2010        $18.211      $23.072         393
                             2011        $23.072      $23.846           0
                             2012        $23.846      $26.966           0
                             2013        $26.966      $26.838           0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.835           0
                             2005        $ 9.835      $ 9.854           0
                             2006        $ 9.854      $10.040           0
                             2007        $10.040      $10.257           0
                             2008        $10.257      $10.212           0
                             2009        $10.212      $ 9.997           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION
 DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT
OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION
                        DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.1


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.221            0
                             2007        $10.221      $11.713        2,185
                             2008        $11.713      $ 6.559            0
                             2009        $ 6.559      $ 8.682            0
                             2010        $ 8.682      $ 9.919            0
                             2011        $ 9.919      $ 9.422            0
                             2012        $ 9.422      $10.692            0
                             2013        $10.692      $13.681            0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.412            0
                             2007        $10.412      $11.029            0
                             2008        $11.029      $ 8.064            0
                             2009        $ 8.064      $ 9.766            0
                             2010        $ 9.766      $10.740            0
                             2011        $10.740      $10.450            0
                             2012        $10.450      $11.393            0
                             2013        $11.393      $12.601            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.441            0
                             2007        $10.441      $11.218            0
                             2008        $11.218      $ 7.365            0
                             2009        $ 7.365      $ 9.251            0
                             2010        $ 9.251      $10.335            0
                             2011        $10.335      $ 9.973            0
                             2012        $ 9.973      $11.018            0
                             2013        $11.018      $12.449            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.450          0
                             2007        $10.450      $11.341          0
                             2008        $11.341      $ 6.851          0
                             2009        $ 6.851      $ 8.781          0
                             2010        $ 8.781      $ 9.944          0
                             2011        $ 9.944      $ 9.441          0
                             2012        $ 9.441      $10.625          0
                             2013        $10.625      $12.605          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.303          0
                             2007        $10.303      $10.661          0
                             2008        $10.661      $ 9.302          0
                             2009        $ 9.302      $10.419          0
                             2010        $10.419      $10.919          0
                             2011        $10.919      $10.818          0
                             2012        $10.818      $11.231          0
                             2013        $11.231      $11.546          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.700          0
                             2007        $ 9.700      $11.591          0
                             2008        $11.591      $ 6.254          0
                             2009        $ 6.254      $ 8.826          0
                             2010        $ 8.826      $10.329          0
                             2011        $10.329      $10.138          0
                             2012        $10.138      $11.706          0
                             2013        $11.706      $15.397          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.772          0
                             2007        $10.772      $11.069          0
                             2008        $11.069      $ 6.797          0
                             2009        $ 6.797      $ 8.388          0
                             2010        $ 8.388      $ 9.403          0
                             2011        $ 9.403      $ 9.352          0
                             2012        $ 9.352      $10.565          0
                             2013        $10.565      $13.618          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.831          0
                             2007        $ 9.831      $11.078          0
                             2008        $11.078      $ 6.537          0
                             2009        $ 6.537      $ 8.926          0
                             2010        $ 8.926      $11.214          0
                             2011        $11.214      $ 9.769          0
                             2012        $ 9.769      $10.934          0
                             2013        $10.934      $14.516          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.310      $14.385          0
                             2005        $14.385      $14.551          0
                             2006        $14.551      $16.601          0
                             2007        $16.601      $15.618          0
                             2008        $15.618      $ 9.897          0
                             2009        $ 9.897      $12.238          0
                             2010        $12.238      $13.952          0
                             2011        $13.952      $13.961          0
                             2012        $13.961      $15.309          0
                             2013        $15.309      $19.388          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.187          0
                             2005        $11.187      $11.107          0
                             2006        $11.107      $12.833          0
                             2007        $12.833      $13.008          0
                             2008        $13.008      $ 8.941          0
                             2009        $ 8.941      $11.846          0
                             2010        $11.846      $13.042          0
                             2011        $13.042      $13.047          0
                             2012        $13.047      $14.361          0
                             2013        $14.361      $15.988          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.507          0
                             2005        $10.507      $10.375          0
                             2006        $10.375      $11.243          0
                             2007        $11.243      $11.669          0
                             2008        $11.669      $ 7.465          0
                             2009        $ 7.465      $ 9.462          0
                             2010        $ 9.462      $10.317          0
                             2011        $10.317      $ 9.929          0
                             2012        $ 9.929      $10.902          0
                             2013        $10.902      $13.703          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.473      $17.500          0
                             2005        $17.500      $18.600          0
                             2006        $18.600      $21.261          0
                             2007        $21.261      $20.277          0
                             2008        $20.277      $13.271          0
                             2009        $13.271      $16.747          0
                             2010        $16.747      $20.983          0
                             2011        $20.983      $19.732          0
                             2012        $19.732      $22.824          0
                             2013        $22.824      $30.384          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.449      $16.827             0
                             2005        $16.827      $17.230             0
                             2006        $17.230      $18.300             0
                             2007        $18.300      $19.889             0
                             2008        $19.889      $11.175             0
                             2009        $11.175      $15.677             0
                             2010        $15.677      $19.549             0
                             2011        $19.549      $18.180             0
                             2012        $18.180      $19.690             0
                             2013        $19.690      $26.580             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.204             0
                             2005        $10.204      $10.211             0
                             2006        $10.211      $10.378             0
                             2007        $10.378      $10.809             0
                             2008        $10.809      $11.363             0
                             2009        $11.363      $11.447        11,217
                             2010        $11.447      $11.776             0
                             2011        $11.776      $12.160             0
                             2012        $12.160      $12.105             0
                             2013        $12.105      $11.563             0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.966             0
                             2007        $10.966      $11.983             0
                             2008        $11.983      $ 8.377             0
                             2009        $ 8.377      $10.093             0
                             2010        $10.093      $11.042             0
                             2011        $11.042      $10.470             0
                             2012        $10.470      $11.596             0
                             2013        $11.596      $14.460             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.609      $13.876             0
                             2005        $13.876      $14.991             0
                             2006        $14.991      $17.341             0
                             2007        $17.341      $17.531             0
                             2008        $17.531      $10.773             0
                             2009        $10.773      $13.268             0
                             2010        $13.268      $14.415             0
                             2011        $14.415      $13.939             0
                             2012        $13.939      $15.559             0
                             2013        $15.559      $19.500             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.771      $20.437          0
                             2005        $20.437      $25.447          0
                             2006        $25.447      $31.851          0
                             2007        $31.851      $40.076          0
                             2008        $40.076      $18.518          0
                             2009        $18.518      $31.230          0
                             2010        $31.230      $35.882          0
                             2011        $35.882      $29.502          0
                             2012        $29.502      $32.619          0
                             2013        $32.619      $31.578          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.515      $15.653          0
                             2005        $15.653      $16.851          0
                             2006        $16.851      $19.997          0
                             2007        $19.997      $22.556          0
                             2008        $22.556      $13.140          0
                             2009        $13.140      $17.595          0
                             2010        $17.595      $18.638          0
                             2011        $18.638      $16.275          0
                             2012        $16.275      $18.801          0
                             2013        $18.801      $22.590          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.809      $14.361          0
                             2005        $14.361      $13.601          0
                             2006        $13.601      $14.987          0
                             2007        $14.987      $16.253          0
                             2008        $16.253      $16.867          0
                             2009        $16.867      $19.560          0
                             2010        $19.560      $21.874          0
                             2011        $21.874      $21.188          0
                             2012        $21.188      $23.820          0
                             2013        $23.820      $23.654          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.666      $12.171          0
                             2005        $12.171      $12.802          0
                             2006        $12.802      $12.838          0
                             2007        $12.838      $14.629          0
                             2008        $14.629      $ 7.273          0
                             2009        $ 7.273      $11.772          0
                             2010        $11.772      $13.753          0
                             2011        $13.753      $12.580          0
                             2012        $12.580      $13.938          0
                             2013        $13.938      $19.039          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.253          0
                             2005        $11.253      $12.349          0
                             2006        $12.349      $14.565          0
                             2007        $14.565      $15.346          0
                             2008        $15.346      $ 8.803          0
                             2009        $ 8.803      $11.974          0
                             2010        $11.974      $14.302          0
                             2011        $14.302      $14.104          0
                             2012        $14.104      $16.165          0
                             2013        $16.165      $21.208          0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.246          0
                             2005        $11.246      $12.324          0
                             2006        $12.324      $14.526          0
                             2007        $14.526      $15.291          0
                             2008        $15.291      $ 8.752          0
                             2009        $ 8.752      $11.900          0
                             2010        $11.900      $14.207          0
                             2011        $14.207      $13.997          0
                             2012        $13.997      $16.011          0
                             2013        $16.011      $20.953          0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.289          0
                             2005        $11.289      $11.485          0
                             2006        $11.485      $13.023          0
                             2007        $13.023      $12.427          0
                             2008        $12.427      $ 7.795          0
                             2009        $ 7.795      $ 9.780          0
                             2010        $ 9.780      $11.056          0
                             2011        $11.056      $10.576          0
                             2012        $10.576      $12.289          0
                             2013        $12.289      $16.288          0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.915          0
                             2005        $10.915      $11.452          0
                             2006        $11.452      $12.598          0
                             2007        $12.598      $12.722          0
                             2008        $12.722      $ 9.611          0
                             2009        $ 9.611      $11.503          0
                             2010        $11.503      $12.592          0
                             2011        $12.592      $12.144          0
                             2012        $12.144      $13.335          0
                             2013        $13.335      $16.273          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.273      $14.800        3,570
                             2005        $14.800      $15.867        3,570
                             2006        $15.867      $17.982            0
                             2007        $17.982      $18.011        3,570
                             2008        $18.011      $11.930            0
                             2009        $11.930      $14.467            0
                             2010        $14.467      $15.859            0
                             2011        $15.859      $15.146            0
                             2012        $15.146      $16.922            0
                             2013        $16.922      $22.118            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.077            0
                             2005        $11.077      $12.027        2,303
                             2006        $12.027      $12.331            0
                             2007        $12.331      $14.167        2,303
                             2008        $14.167      $ 7.359            0
                             2009        $ 7.359      $11.244            0
                             2010        $11.244      $13.983            0
                             2011        $13.983      $12.385            0
                             2012        $12.385      $13.507            0
                             2013        $13.507      $18.029            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.344            0
                             2005        $10.344      $10.240            0
                             2006        $10.240      $10.940            0
                             2007        $10.940      $11.349            0
                             2008        $11.349      $ 9.145            0
                             2009        $ 9.145      $12.001            0
                             2010        $12.001      $13.170            0
                             2011        $13.170      $13.434            0
                             2012        $13.434      $14.770            0
                             2013        $14.770      $15.612            0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.893            0
                             2005        $10.893      $11.384            0
                             2006        $11.384      $12.752            0
                             2007        $12.752      $13.296            0
                             2008        $13.296      $ 9.267            0
                             2009        $ 9.267      $11.406            0
                             2010        $11.406      $13.266            0
                             2011        $13.266      $12.381            0
                             2012        $12.381      $13.377            0
                             2013        $13.377      $17.744            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.877          0
                             2005        $10.877      $10.974          0
                             2006        $10.974      $12.575          0
                             2007        $12.575      $12.708          0
                             2008        $12.708      $ 7.894          0
                             2009        $ 7.894      $ 9.171          0
                             2010        $ 9.171      $10.521          0
                             2011        $10.521      $ 9.656          0
                             2012        $ 9.656      $10.574          0
                             2013        $10.574      $14.042          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.125          0
                             2005        $11.125      $11.373          0
                             2006        $11.373      $11.991          0
                             2007        $11.991      $14.208          0
                             2008        $14.208      $ 8.573          0
                             2009        $ 8.573      $12.192          0
                             2010        $12.192      $14.644          0
                             2011        $14.644      $12.871          0
                             2012        $12.871      $14.349          0
                             2013        $14.349      $19.220          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.108          0
                             2005        $11.108      $11.746          0
                             2006        $11.746      $12.882          0
                             2007        $12.882      $12.658          0
                             2008        $12.658      $ 7.500          0
                             2009        $ 7.500      $ 9.279          0
                             2010        $ 9.279      $11.373          0
                             2011        $11.373      $10.667          0
                             2012        $10.667      $11.938          0
                             2013        $11.938      $15.201          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.239      $12.750          0
                             2005        $12.750      $13.065          0
                             2006        $13.065      $13.747          0
                             2007        $13.747      $15.292          0
                             2008        $15.292      $ 8.119          0
                             2009        $ 8.119      $11.435          0
                             2010        $11.435      $12.195          0
                             2011        $12.195      $11.753          0
                             2012        $11.753      $13.068          0
                             2013        $13.068      $16.527          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.015      $13.962        5,350
                             2005        $13.962      $14.144        3,601
                             2006        $14.144      $15.322            0
                             2007        $15.322      $15.491        3,601
                             2008        $15.491      $ 8.534            0
                             2009        $ 8.534      $10.140            0
                             2010        $10.140      $11.164            0
                             2011        $11.164      $10.951            0
                             2012        $10.951      $11.994            0
                             2013        $11.994      $13.224            0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.092            0
                             2005        $10.092      $10.092            0
                             2006        $10.092      $10.348            0
                             2007        $10.348      $10.523            0
                             2008        $10.523      $ 6.264            0
                             2009        $ 6.264      $ 6.675            0
                             2010        $ 6.675      $ 7.258            0
                             2011        $ 7.258      $ 7.654            0
                             2012        $ 7.654      $ 8.239            0
                             2013        $ 8.239      $ 8.020            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.314      $14.371            0
                             2005        $14.371      $15.726            0
                             2006        $15.726      $15.782            0
                             2007        $15.782      $16.349            0
                             2008        $16.349      $ 8.113            0
                             2009        $ 8.113      $10.484            0
                             2010        $10.484      $13.027            0
                             2011        $13.027      $12.836            0
                             2012        $12.836      $14.568            0
                             2013        $14.568      $19.306            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.147      $16.433            0
                             2005        $16.433      $18.316            0
                             2006        $18.316      $21.005            0
                             2007        $21.005      $21.770            0
                             2008        $21.770      $12.692            0
                             2009        $12.692      $17.282            0
                             2010        $17.282      $19.538            0
                             2011        $19.538      $17.463            0
                             2012        $17.463      $20.637            0
                             2013        $20.637      $25.607            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.063      $12.781          0
                             2005        $12.781      $12.798          0
                             2006        $12.798      $13.411          0
                             2007        $13.411      $14.354          0
                             2008        $14.354      $11.993          0
                             2009        $11.993      $13.876          0
                             2010        $13.876      $15.561          0
                             2011        $15.561      $15.305          0
                             2012        $15.305      $16.920          0
                             2013        $16.920      $16.471          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.879      $13.683          0
                             2005        $13.683      $13.638          0
                             2006        $13.638      $14.557          0
                             2007        $14.557      $14.155          0
                             2008        $14.155      $ 2.963          0
                             2009        $ 2.963      $ 3.647          0
                             2010        $ 3.647      $ 4.078          0
                             2011        $ 4.078      $ 3.883          0
                             2012        $ 3.883      $ 4.289          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.557      $13.391          0
                             2005        $13.391      $13.837          0
                             2006        $13.837      $15.516          0
                             2007        $15.516      $15.788          0
                             2008        $15.788      $ 9.468          0
                             2009        $ 9.468      $11.841          0
                             2010        $11.841      $13.401          0
                             2011        $13.401      $13.053          0
                             2012        $13.053      $14.872          0
                             2013        $14.872      $19.100          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.574      $16.972          0
                             2005        $16.972      $18.195          0
                             2006        $18.195      $20.386          0
                             2007        $20.386      $19.639          0
                             2008        $19.639      $11.896          0
                             2009        $11.896      $15.911          0
                             2010        $15.911      $19.131          0
                             2011        $19.131      $18.249          0
                             2012        $18.249      $20.980          0
                             2013        $20.980      $28.828          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.141            0
                             2010        $12.141      $13.359            0
                             2011        $13.359      $13.304            0
                             2012        $13.304      $15.508            0
                             2013        $15.508      $20.065            0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.009      $12.697        5,484
                             2005        $12.697      $12.903        3,719
                             2006        $12.903      $14.112            0
                             2007        $14.112      $13.918            0
                             2008        $13.918      $ 8.061            0
                             2009        $ 8.061      $ 9.895            0
                             2010        $ 9.895      $10.716            0
                             2011        $10.716      $10.761            0
                             2012        $10.761      $11.832            0
                             2013        $11.832      $13.653            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.356      $13.173            0
                             2005        $13.173      $13.770            0
                             2006        $13.770      $15.186            0
                             2007        $15.186      $15.272        3,388
                             2008        $15.272      $ 9.950            0
                             2009        $ 9.950      $13.145            0
                             2010        $13.145      $14.730            0
                             2011        $14.730      $14.334            0
                             2012        $14.334      $15.993            0
                             2013        $15.993      $18.673            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.233      $11.758            0
                             2005        $11.758      $13.006            0
                             2006        $13.006      $13.064            0
                             2007        $13.064      $12.687            0
                             2008        $12.687      $10.279            0
                             2009        $10.279      $12.656            0
                             2010        $12.656      $12.671            0
                             2011        $12.671      $12.236            0
                             2012        $12.236      $14.617            0
                             2013        $14.617      $20.233            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.971      $16.600             0
                             2005        $16.600      $17.612             0
                             2006        $17.612      $21.862             0
                             2007        $21.862      $25.619             0
                             2008        $25.619      $17.400             0
                             2009        $17.400      $18.252             0
                             2010        $18.252      $18.161             0
                             2011        $18.161      $16.786             0
                             2012        $16.786      $17.228             0
                             2013        $17.228      $19.159             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.422      $14.572             0
                             2005        $14.572      $14.984             0
                             2006        $14.984      $16.971             0
                             2007        $16.971      $15.579             0
                             2008        $15.579      $ 9.331             0
                             2009        $ 9.331      $11.836             0
                             2010        $11.836      $13.228             0
                             2011        $13.228      $12.326             0
                             2012        $12.326      $14.347             0
                             2013        $14.347      $19.021             0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.263      $14.326             0
                             2005        $14.326      $14.432             0
                             2006        $14.432      $15.587             0
                             2007        $15.587      $15.653             0
                             2008        $15.653      $11.307             0
                             2009        $11.307      $16.593             0
                             2010        $16.593      $18.490             0
                             2011        $18.490      $18.385             0
                             2012        $18.385      $20.839             0
                             2013        $20.839      $21.961             0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.378      $10.590             0
                             2005        $10.590      $10.593             0
                             2006        $10.593      $10.819             0
                             2007        $10.819      $11.122             0
                             2008        $11.122      $ 8.267             0
                             2009        $ 8.267      $11.847        11,952
                             2010        $11.847      $12.718             0
                             2011        $12.718      $13.049             0
                             2012        $13.049      $14.119             0
                             2013        $14.119      $14.054             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.300      $15.100             0
                             2005        $15.100      $16.555             0
                             2006        $16.555      $20.662             0
                             2007        $20.662      $21.875         2,437
                             2008        $21.875      $11.979             0
                             2009        $11.979      $14.588             0
                             2010        $14.588      $15.684             0
                             2011        $15.684      $12.730             0
                             2012        $12.730      $15.163             0
                             2013        $15.163      $18.975             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.912      $14.211             0
                             2005        $14.211      $15.109             0
                             2006        $15.109      $16.822             0
                             2007        $16.822      $15.585             0
                             2008        $15.585      $ 9.205             0
                             2009        $ 9.205      $11.767             0
                             2010        $11.767      $13.098             0
                             2011        $13.098      $12.804             0
                             2012        $12.804      $14.616             0
                             2013        $14.616      $19.298             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.792      $ 9.631             0
                             2005        $ 9.631      $ 9.649             0
                             2006        $ 9.649      $ 9.843             0
                             2007        $ 9.843      $10.077             0
                             2008        $10.077      $10.099        25,731
                             2009        $10.099      $ 9.888             0
                             2010        $ 9.888      $ 9.665             0
                             2011        $ 9.665      $ 9.446             0
                             2012        $ 9.446      $ 9.230             0
                             2013        $ 9.230      $ 9.019             0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.413      $14.457             0
                             2005        $14.457      $15.540             0
                             2006        $15.540      $16.485             0
                             2007        $16.485      $17.030             0
                             2008        $17.030      $10.192             0
                             2009        $10.192      $13.159             0
                             2010        $13.159      $15.373             0
                             2011        $15.373      $14.258             0
                             2012        $14.258      $16.265             0
                             2013        $16.265      $21.685             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.484      $16.336             0
                             2005        $16.336      $16.904             0
                             2006        $16.904      $19.163             0
                             2007        $19.163      $17.806             0
                             2008        $17.806      $ 9.611             0
                             2009        $ 9.611      $ 9.041             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.015      $13.679        3,575
                             2005        $13.679      $14.036        3,575
                             2006        $14.036      $15.267            0
                             2007        $15.267      $14.999            0
                             2008        $14.999      $ 9.006            0
                             2009        $ 9.006      $11.720            0
                             2010        $11.720      $13.328            0
                             2011        $13.328      $12.795            0
                             2012        $12.795      $14.742            0
                             2013        $14.742      $19.210            0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.479      $15.621            0
                             2005        $15.621      $17.118            0
                             2006        $17.118      $17.639            0
                             2007        $17.639      $17.890            0
                             2008        $17.890      $ 9.518            0
                             2009        $ 9.518      $12.904            0
                             2010        $12.904      $14.670            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.322      $12.646            0
                             2005        $12.646      $13.060        1,836
                             2006        $13.060      $13.456            0
                             2007        $13.456      $13.872            0
                             2008        $13.872      $ 8.534            0
                             2009        $ 8.534      $13.667            0
                             2010        $13.667      $16.132            0
                             2011        $16.132      $12.950            0
                             2012        $12.950      $14.453            0
                             2013        $14.453      $20.297            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.788      $14.831            0
                             2005        $14.831      $16.251            0
                             2006        $16.251      $17.595            0
                             2007        $17.595      $18.289            0
                             2008        $18.289      $15.193            0
                             2009        $15.193      $19.316            0
                             2010        $19.316      $20.713            0
                             2011        $20.713      $21.633            0
                             2012        $21.633      $24.915            0
                             2013        $24.915      $22.212            0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.019            0
                             2005        $11.019      $12.057            0
                             2006        $12.057      $14.315            0
                             2007        $14.315      $15.354            0
                             2008        $15.354      $10.660            0
                             2009        $10.660      $13.495            0
                             2010        $13.495      $15.039            0
                             2011        $15.039      $16.025            0
                             2012        $16.025      $18.098            0
                             2013        $18.098      $21.161            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.712          0
                             2005        $10.712      $12.112          0
                             2006        $12.112      $12.321          0
                             2007        $12.321      $14.674          0
                             2008        $14.674      $ 7.285          0
                             2009        $ 7.285      $11.785          0
                             2010        $11.785      $14.148          0
                             2011        $14.148      $13.438          0
                             2012        $13.438      $15.017          0
                             2013        $15.017      $21.728          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.687          0
                             2005        $10.687      $12.059          0
                             2006        $12.059      $12.233          0
                             2007        $12.233      $14.540          0
                             2008        $14.540      $ 7.196          0
                             2009        $ 7.196      $11.612          0
                             2010        $11.612      $13.912          0
                             2011        $13.912      $13.180          0
                             2012        $13.180      $14.688          0
                             2013        $14.688      $21.201          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.786          0
                             2007        $ 9.786      $11.723          0
                             2008        $11.723      $ 6.091          0
                             2009        $ 6.091      $ 9.366          0
                             2010        $ 9.366      $12.106          0
                             2011        $12.106      $10.980          0
                             2012        $10.980      $11.639          0
                             2013        $11.639      $15.635          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.529      $15.724          0
                             2005        $15.724      $17.345          0
                             2006        $17.345      $18.954          0
                             2007        $18.954      $19.066          0
                             2008        $19.066      $11.096          0
                             2009        $11.096      $15.899          0
                             2010        $15.899      $19.662          0
                             2011        $19.662      $17.538          0
                             2012        $17.538      $19.655          0
                             2013        $19.655      $32.905          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.421      $19.174          0
                             2005        $19.174      $21.875          0
                             2006        $21.875      $29.428          0
                             2007        $29.428      $23.784          0
                             2008        $23.784      $14.395          0
                             2009        $14.395      $18.072          0
                             2010        $18.072      $22.873          0
                             2011        $22.873      $23.616          0
                             2012        $23.616      $26.678          0
                             2013        $26.678      $26.524          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.825          0
                             2005        $ 9.825      $ 9.834          0
                             2006        $ 9.834      $10.010          0
                             2007        $10.010      $10.215          0
                             2008        $10.215      $10.160          0
                             2009        $10.160      $ 9.936          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION
  ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.15


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.217          0
                             2007        $10.217      $11.703          0
                             2008        $11.703      $ 6.550          0
                             2009        $ 6.550      $ 8.665          0
                             2010        $ 8.665      $ 9.895          0
                             2011        $ 9.895      $ 9.395          0
                             2012        $ 9.395      $10.655          0
                             2013        $10.655      $13.627          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.408          0
                             2007        $10.408      $11.019          0
                             2008        $11.019      $ 8.053          0
                             2009        $ 8.053      $ 9.748          0
                             2010        $ 9.748      $10.715          0
                             2011        $10.715      $10.420          0
                             2012        $10.420      $11.354          0
                             2013        $11.354      $12.552          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.438          0
                             2007        $10.438      $11.208          0
                             2008        $11.208      $ 7.355          0
                             2009        $ 7.355      $ 9.234          0
                             2010        $ 9.234      $10.310          0
                             2011        $10.310      $ 9.944          0
                             2012        $ 9.944      $10.980          0
                             2013        $10.980      $12.400          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.446          0
                             2007        $10.446      $11.331          0
                             2008        $11.331      $ 6.841          0
                             2009        $ 6.841      $ 8.765          0
                             2010        $ 8.765      $ 9.920          0
                             2011        $ 9.920      $ 9.414          0
                             2012        $ 9.414      $10.589          0
                             2013        $10.589      $12.555          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.299          0
                             2007        $10.299      $10.652          0
                             2008        $10.652      $ 9.289          0
                             2009        $ 9.289      $10.400          0
                             2010        $10.400      $10.893          0
                             2011        $10.893      $10.787          0
                             2012        $10.787      $11.193          0
                             2013        $11.193      $11.500          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.696          0
                             2007        $ 9.696      $11.581          0
                             2008        $11.581      $ 6.246          0
                             2009        $ 6.246      $ 8.809          0
                             2010        $ 8.809      $10.304          0
                             2011        $10.304      $10.109          0
                             2012        $10.109      $11.666          0
                             2013        $11.666      $15.336          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.768          0
                             2007        $10.768      $11.060          0
                             2008        $11.060      $ 6.787          0
                             2009        $ 6.787      $ 8.372          0
                             2010        $ 8.372      $ 9.380          0
                             2011        $ 9.380      $ 9.325          0
                             2012        $ 9.325      $10.529          0
                             2013        $10.529      $13.564          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.828          0
                             2007        $ 9.828      $11.069          0
                             2008        $11.069      $ 6.528          0
                             2009        $ 6.528      $ 8.910          0
                             2010        $ 8.910      $11.187          0
                             2011        $11.187      $ 9.740          0
                             2012        $ 9.740      $10.897          0
                             2013        $10.897      $14.460          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.316      $14.385          906
                             2005        $14.385      $14.543        1,062
                             2006        $14.543      $16.584            0
                             2007        $16.584      $15.593        1,397
                             2008        $15.593      $ 9.876        1,387
                             2009        $ 9.876      $12.206        1,376
                             2010        $12.206      $13.909        1,159
                             2011        $13.909      $13.911        1,150
                             2012        $13.911      $15.246        1,142
                             2013        $15.246      $19.298            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.183            0
                             2005        $11.183      $11.097            0
                             2006        $11.097      $12.815            0
                             2007        $12.815      $12.984            0
                             2008        $12.984      $ 8.919            0
                             2009        $ 8.919      $11.812            0
                             2010        $11.812      $12.997            0
                             2011        $12.997      $12.996            0
                             2012        $12.996      $14.297            0
                             2013        $14.297      $15.910            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.505            0
                             2005        $10.505      $10.369          238
                             2006        $10.369      $11.230            0
                             2007        $11.230      $11.650        1,023
                             2008        $11.650      $ 7.448        1,108
                             2009        $ 7.448      $ 9.437        1,072
                             2010        $ 9.437      $10.284        1,067
                             2011        $10.284      $ 9.893        1,080
                             2012        $ 9.893      $10.856        1,072
                             2013        $10.856      $13.638          993
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.480      $17.500        2,585
                             2005        $17.500      $18.590        1,649
                             2006        $18.590      $21.239        8,473
                             2007        $21.239      $20.246          236
                             2008        $20.246      $13.243          235
                             2009        $13.243      $16.704          232
                             2010        $16.704      $20.918          113
                             2011        $20.918      $19.661          112
                             2012        $19.661      $22.730          111
                             2013        $22.730      $30.243           83

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.457      $16.827            0
                             2005        $16.827      $17.221            0
                             2006        $17.221      $18.281            0
                             2007        $18.281      $19.858            0
                             2008        $19.858      $11.151            0
                             2009        $11.151      $15.636            0
                             2010        $15.636      $19.489            0
                             2011        $19.489      $18.114            0
                             2012        $18.114      $19.609            0
                             2013        $19.609      $26.457            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.200            0
                             2005        $10.200      $10.202            0
                             2006        $10.202      $10.364            0
                             2007        $10.364      $10.789            0
                             2008        $10.789      $11.336            0
                             2009        $11.336      $11.414            0
                             2010        $11.414      $11.735            0
                             2011        $11.735      $12.113            0
                             2012        $12.113      $12.052            0
                             2013        $12.052      $11.506            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.962            0
                             2007        $10.962      $11.973            0
                             2008        $11.973      $ 8.365            0
                             2009        $ 8.365      $10.074            0
                             2010        $10.074      $11.015            0
                             2011        $11.015      $10.440            0
                             2012        $10.440      $11.557            0
                             2013        $11.557      $14.403            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.615      $13.876        2,893
                             2005        $13.876      $14.983        4,798
                             2006        $14.983      $17.323        8,169
                             2007        $17.323      $17.504        6,938
                             2008        $17.504      $10.750        6,893
                             2009        $10.750      $13.233        6,834
                             2010        $13.233      $14.371        5,895
                             2011        $14.371      $13.889        5,855
                             2012        $13.889      $15.495        5,815
                             2013        $15.495      $19.409        1,247

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.779      $20.436           833
                             2005        $20.436      $25.434           107
                             2006        $25.434      $31.818             0
                             2007        $31.818      $40.013           460
                             2008        $40.013      $18.480           460
                             2009        $18.480      $31.149            10
                             2010        $31.149      $35.771            10
                             2011        $35.771      $29.396            10
                             2012        $29.396      $32.485            10
                             2013        $32.485      $31.432             7
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.522      $15.652         2,775
                             2005        $15.652      $16.842         1,749
                             2006        $16.842      $19.976         9,112
                             2007        $19.976      $22.521         2,875
                             2008        $22.521      $13.113         2,862
                             2009        $13.113      $17.550         1,877
                             2010        $17.550      $18.580         1,690
                             2011        $18.580      $16.216         1,681
                             2012        $16.216      $18.723         1,388
                             2013        $18.723      $22.486           875
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.816      $14.360             0
                             2005        $14.360      $13.593             0
                             2006        $13.593      $14.972             0
                             2007        $14.972      $16.228             0
                             2008        $16.228      $16.832             0
                             2009        $16.832      $19.509             0
                             2010        $19.509      $21.806             0
                             2011        $21.806      $21.112             0
                             2012        $21.112      $23.722             0
                             2013        $23.722      $23.545             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.671      $12.171           494
                             2005        $12.171      $12.795           867
                             2006        $12.795      $12.824        13,724
                             2007        $12.824      $14.607           856
                             2008        $14.607      $ 7.258           848
                             2009        $ 7.258      $11.742           841
                             2010        $11.742      $13.711           834
                             2011        $13.711      $12.535           827
                             2012        $12.535      $13.881           821
                             2013        $13.881      $18.951           280

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.249        4,702
                             2005        $11.249      $12.339        2,835
                             2006        $12.339      $14.545        2,357
                             2007        $14.545      $15.317        2,343
                             2008        $15.317      $ 8.782        2,324
                             2009        $ 8.782      $11.939        2,303
                             2010        $11.939      $14.253        2,286
                             2011        $14.253      $14.049        2,275
                             2012        $14.049      $16.094        2,254
                             2013        $16.094      $21.103        1,200
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.242            0
                             2005        $11.242      $12.314            0
                             2006        $12.314      $14.507            0
                             2007        $14.507      $15.262        1,106
                             2008        $15.262      $ 8.731        1,106
                             2009        $ 8.731      $11.866            0
                             2010        $11.866      $14.159            0
                             2011        $14.159      $13.942            0
                             2012        $13.942      $15.940            0
                             2013        $15.940      $20.850            0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.285            0
                             2005        $11.285      $11.475           22
                             2006        $11.475      $13.006            0
                             2007        $13.006      $12.404          302
                             2008        $12.404      $ 7.776          350
                             2009        $ 7.776      $ 9.752          338
                             2010        $ 9.752      $11.019          325
                             2011        $11.019      $10.534          334
                             2012        $10.534      $12.234          314
                             2013        $12.234      $16.208          261
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.911            0
                             2005        $10.911      $11.443            0
                             2006        $11.443      $12.581            0
                             2007        $12.581      $12.698            0
                             2008        $12.698      $ 9.588            0
                             2009        $ 9.588      $11.470            0
                             2010        $11.470      $12.549            0
                             2011        $12.549      $12.097            0
                             2012        $12.097      $13.276            0
                             2013        $13.276      $16.192            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.279      $14.800        3,812
                             2005        $14.800      $15.859        4,924
                             2006        $15.859      $17.963        6,481
                             2007        $17.963      $17.983        5,761
                             2008        $17.983      $11.905        5,746
                             2009        $11.905      $14.430        5,699
                             2010        $14.430      $15.810        5,657
                             2011        $15.810      $15.092        5,625
                             2012        $15.092      $16.852        5,583
                             2013        $16.852      $22.016          944
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.073          606
                             2005        $11.073      $12.017        1,517
                             2006        $12.017      $12.314            0
                             2007        $12.314      $14.140          432
                             2008        $14.140      $ 7.341          429
                             2009        $ 7.341      $11.212          425
                             2010        $11.212      $13.936            0
                             2011        $13.936      $12.336            0
                             2012        $12.336      $13.448            0
                             2013        $13.448      $17.940            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.343            0
                             2005        $10.343      $10.234            0
                             2006        $10.234      $10.927            0
                             2007        $10.927      $11.330          307
                             2008        $11.330      $ 9.125          277
                             2009        $ 9.125      $11.969          260
                             2010        $11.969      $13.128          255
                             2011        $13.128      $13.384          246
                             2012        $13.384      $14.708          244
                             2013        $14.708      $15.538          256
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.891            0
                             2005        $10.891      $11.376            0
                             2006        $11.376      $12.738            0
                             2007        $12.738      $13.274            0
                             2008        $13.274      $ 9.247            0
                             2009        $ 9.247      $11.376            0
                             2010        $11.376      $13.224            0
                             2011        $13.224      $12.335            0
                             2012        $12.335      $13.320            0
                             2013        $13.320      $17.661            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.875            0
                             2005        $10.875      $10.967            0
                             2006        $10.967      $12.561            0
                             2007        $12.561      $12.687            0
                             2008        $12.687      $ 7.877            0
                             2009        $ 7.877      $ 9.146            0
                             2010        $ 9.146      $10.488            0
                             2011        $10.488      $ 9.620            0
                             2012        $ 9.620      $10.530            0
                             2013        $10.530      $13.975            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.123            0
                             2005        $11.123      $11.366            0
                             2006        $11.366      $11.977            0
                             2007        $11.977      $14.184        1,047
                             2008        $14.184      $ 8.554        1,456
                             2009        $ 8.554      $12.159        1,443
                             2010        $12.159      $14.597        1,432
                             2011        $14.597      $12.824        1,423
                             2012        $12.824      $14.289        1,414
                             2013        $14.289      $19.129            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.106            0
                             2005        $11.106      $11.739           21
                             2006        $11.739      $12.867            0
                             2007        $12.867      $12.637           21
                             2008        $12.637      $ 7.484           21
                             2009        $ 7.484      $ 9.254           21
                             2010        $ 9.254      $11.336           21
                             2011        $11.336      $10.627           20
                             2012        $10.627      $11.888           20
                             2013        $11.888      $15.130           15
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.235      $12.739            0
                             2005        $12.739      $13.047            0
                             2006        $13.047      $13.721        4,997
                             2007        $13.721      $15.255          228
                             2008        $15.255      $ 8.095          315
                             2009        $ 8.095      $11.396          270
                             2010        $11.396      $12.147          275
                             2011        $12.147      $11.701          282
                             2012        $11.701      $13.004          276
                             2013        $13.004      $16.437          243

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.021      $13.962            0
                             2005        $13.962      $14.137            0
                             2006        $14.137      $15.306        4,547
                             2007        $15.306      $15.467            0
                             2008        $15.467      $ 8.516            0
                             2009        $ 8.516      $10.114            0
                             2010        $10.114      $11.129            0
                             2011        $11.129      $10.911            0
                             2012        $10.911      $11.945            0
                             2013        $11.945      $13.163            0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $12.235      $12.739            0
                             2005        $10.091      $10.085            0
                             2006        $10.085      $10.336            0
                             2007        $10.336      $10.505            0
                             2008        $10.505      $ 6.251            0
                             2009        $ 6.251      $ 6.657            0
                             2010        $ 6.657      $ 7.234            0
                             2011        $ 7.234      $ 7.626            0
                             2012        $ 7.626      $ 8.204            0
                             2013        $ 8.204      $ 7.982            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.321      $14.371          667
                             2005        $14.371      $15.718          664
                             2006        $15.718      $15.765            0
                             2007        $15.765      $16.324          658
                             2008        $16.324      $ 8.096          654
                             2009        $ 8.096      $10.457          650
                             2010        $10.457      $12.987          647
                             2011        $12.987      $12.790          646
                             2012        $12.790      $14.509          348
                             2013        $14.509      $19.217          346
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.154      $16.433            0
                             2005        $16.433      $18.306            0
                             2006        $18.306      $20.984            0
                             2007        $20.984      $21.736            0
                             2008        $21.736      $12.666            0
                             2009        $12.666      $17.237            0
                             2010        $17.237      $19.477            0
                             2011        $19.477      $17.400            0
                             2012        $17.400      $20.552            0
                             2013        $20.552      $25.489            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.069      $12.780            0
                             2005        $12.780      $12.792            0
                             2006        $12.792      $13.397            0
                             2007        $13.397      $14.331          970
                             2008        $14.331      $11.969          842
                             2009        $11.969      $13.840          898
                             2010        $13.840      $15.513          866
                             2011        $15.513      $15.249          864
                             2012        $15.249      $16.850          882
                             2013        $16.850      $16.395          993
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.885      $13.683        1,121
                             2005        $13.683      $13.631        1,139
                             2006        $13.631      $14.541            0
                             2007        $14.541      $14.133          126
                             2008        $14.133      $ 2.957          125
                             2009        $ 2.957      $ 3.637          124
                             2010        $ 3.637      $ 4.065          123
                             2011        $ 4.065      $ 3.869          121
                             2012        $ 3.869      $ 4.272            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.562      $13.391        2,230
                             2005        $13.391      $13.829        1,907
                             2006        $13.829      $15.500        2,433
                             2007        $15.500      $15.764        1,150
                             2008        $15.764      $ 9.448        1,295
                             2009        $ 9.448      $11.810        1,260
                             2010        $11.810      $13.359        1,228
                             2011        $13.359      $13.006        1,233
                             2012        $13.006      $14.811        1,195
                             2013        $14.811      $19.012        1,063
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.581      $16.971          688
                             2005        $16.971      $18.186          559
                             2006        $18.186      $20.365            0
                             2007        $20.365      $19.609          332
                             2008        $19.609      $11.872          330
                             2009        $11.872      $15.870          327
                             2010        $15.870      $19.072          176
                             2011        $19.072      $18.183          174
                             2012        $18.183      $20.894          173
                             2013        $20.894      $28.695          146

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.110           254
                             2010        $12.110      $13.317           251
                             2011        $13.317      $13.256           248
                             2012        $13.256      $15.444           232
                             2013        $15.444      $19.973           199
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.015      $12.697           119
                             2005        $12.697      $12.896           118
                             2006        $12.896      $14.097        12,506
                             2007        $14.097      $13.897           116
                             2008        $13.897      $ 8.045           115
                             2009        $ 8.045      $ 9.870           114
                             2010        $ 9.870      $10.682           113
                             2011        $10.682      $10.722           112
                             2012        $10.722      $11.783           111
                             2013        $11.783      $13.590            83
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.362      $13.173             0
                             2005        $13.173      $13.763             0
                             2006        $13.763      $15.170             0
                             2007        $15.170      $15.248             0
                             2008        $15.248      $ 9.929             0
                             2009        $ 9.929      $13.111             0
                             2010        $13.111      $14.685             0
                             2011        $14.685      $14.282             0
                             2012        $14.282      $15.927             0
                             2013        $15.927      $18.587             0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.239      $11.758           681
                             2005        $11.758      $12.999           679
                             2006        $12.999      $13.050         5,083
                             2007        $13.050      $12.667           673
                             2008        $12.667      $10.258           669
                             2009        $10.258      $12.623           666
                             2010        $12.623      $12.632           663
                             2011        $12.632      $12.192           661
                             2012        $12.192      $14.557           308
                             2013        $14.557      $20.140           277

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.978      $16.600            0
                             2005        $16.600      $17.603            0
                             2006        $17.603      $21.840            0
                             2007        $21.840      $25.579            0
                             2008        $25.579      $17.364            0
                             2009        $17.364      $18.205            0
                             2010        $18.205      $18.105            0
                             2011        $18.105      $16.726            0
                             2012        $16.726      $17.157            0
                             2013        $17.157      $19.070            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.429      $14.572          202
                             2005        $14.572      $14.976          191
                             2006        $14.976      $16.954            0
                             2007        $16.954      $15.555          178
                             2008        $15.555      $ 9.312          213
                             2009        $ 9.312      $11.805            0
                             2010        $11.805      $13.187            0
                             2011        $13.187      $12.281            0
                             2012        $12.281      $14.288            0
                             2013        $14.288      $18.933            0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.270      $14.325          198
                             2005        $14.325      $14.424          194
                             2006        $14.424      $15.570            0
                             2007        $15.570      $15.629          193
                             2008        $15.629      $11.284          181
                             2009        $11.284      $16.551            0
                             2010        $16.551      $18.433            0
                             2011        $18.433      $18.319            0
                             2012        $18.319      $20.753            0
                             2013        $20.753      $21.860            0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.383      $10.590          512
                             2005        $10.590      $10.587          529
                             2006        $10.587      $10.807            0
                             2007        $10.807      $11.105        1,484
                             2008        $11.105      $ 8.250        1,436
                             2009        $ 8.250      $11.816          789
                             2010        $11.816      $12.679          796
                             2011        $12.679      $13.002          760
                             2012        $13.002      $14.061          765
                             2013        $14.061      $13.989          851
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.562      $15.100          113
                             2005        $15.100      $16.546          112
                             2006        $16.546      $20.640            0
                             2007        $20.640      $21.841          367
                             2008        $21.841      $11.954          364
                             2009        $11.954      $14.550          361
                             2010        $14.550      $15.635          107
                             2011        $15.635      $12.684          106
                             2012        $12.684      $15.101          105
                             2013        $15.101      $18.888           79

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.918      $14.211             0
                             2005        $14.211      $15.101             0
                             2006        $15.101      $16.804        10,672
                             2007        $16.804      $15.561             0
                             2008        $15.561      $ 9.186             0
                             2009        $ 9.186      $11.737             0
                             2010        $11.737      $13.058             0
                             2011        $13.058      $12.758             0
                             2012        $12.758      $14.556             0
                             2013        $14.556      $19.209             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.797      $ 9.631             0
                             2005        $ 9.631      $ 9.644         3,596
                             2006        $ 9.644      $ 9.833             0
                             2007        $ 9.833      $10.061         2,335
                             2008        $10.061      $10.078         1,002
                             2009        $10.078      $ 9.863         1,194
                             2010        $ 9.863      $ 9.636         1,286
                             2011        $ 9.636      $ 9.412         1,289
                             2012        $ 9.412      $ 9.192         1,405
                             2013        $ 9.192      $ 8.978         1,555
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.420      $14.457             0
                             2005        $14.457      $15.532             0
                             2006        $15.532      $16.468         4,543
                             2007        $16.468      $17.003             0
                             2008        $17.003      $10.171             0
                             2009        $10.171      $13.125             0
                             2010        $13.125      $15.325             0
                             2011        $15.325      $14.207             0
                             2012        $14.207      $16.199             0
                             2013        $16.199      $21.584             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.491      $16.336             0
                             2005        $16.336      $16.895             0
                             2006        $16.895      $19.143             0
                             2007        $19.143      $17.779           195
                             2008        $17.779      $ 9.591           267
                             2009        $ 9.591      $ 9.022             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.021      $13.678          316
                             2005        $13.678      $14.029          314
                             2006        $14.029      $15.251            0
                             2007        $15.251      $14.976          310
                             2008        $14.976      $ 8.987          308
                             2009        $ 8.987      $11.690          306
                             2010        $11.690      $13.286          303
                             2011        $13.286      $12.749          301
                             2012        $12.749      $14.681          299
                             2013        $14.681      $19.121          297
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.485      $15.620            0
                             2005        $15.620      $17.109            0
                             2006        $17.109      $17.621        2,111
                             2007        $17.621      $17.862            0
                             2008        $17.862      $ 9.498            0
                             2009        $ 9.498      $12.871            0
                             2010        $12.871      $14.627            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.328      $12.645            0
                             2005        $12.645      $13.054            0
                             2006        $13.054      $13.442            0
                             2007        $13.442      $13.850            0
                             2008        $13.850      $ 8.517            0
                             2009        $ 8.517      $13.632            0
                             2010        $13.632      $16.082            0
                             2011        $16.082      $12.903            0
                             2012        $12.903      $14.393            0
                             2013        $14.393      $20.203            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.795      $14.830          561
                             2005        $14.830      $16.242          633
                             2006        $16.242      $17.577            0
                             2007        $17.577      $18.261           16
                             2008        $18.261      $15.162           15
                             2009        $15.162      $19.266           15
                             2010        $19.266      $20.649           15
                             2011        $20.649      $21.555           15
                             2012        $21.555      $24.812           15
                             2013        $24.812      $22.110           11

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.013            0
                             2005        $11.013      $12.044            0
                             2006        $12.044      $14.293            0
                             2007        $14.293      $15.322            0
                             2008        $15.322      $10.633            0
                             2009        $10.633      $13.454            0
                             2010        $13.454      $14.985            0
                             2011        $14.985      $15.960            0
                             2012        $15.960      $18.015            0
                             2013        $18.015      $21.053            0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.708        3,326
                             2005        $10.708      $12.102        3,956
                             2006        $12.102      $12.304        4,518
                             2007        $12.304      $14.647        4,809
                             2008        $14.647      $ 7.268        5,172
                             2009        $ 7.268      $11.751        5,128
                             2010        $11.751      $14.100        4,415
                             2011        $14.100      $13.385        4,390
                             2012        $13.385      $14.951        4,353
                             2013        $14.951      $21.620        1,751
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.683            0
                             2005        $10.683      $12.049            0
                             2006        $12.049      $12.216            0
                             2007        $12.216      $14.513        1,042
                             2008        $14.513      $ 7.179        1,042
                             2009        $ 7.179      $11.578            0
                             2010        $11.578      $13.864            0
                             2011        $13.864      $13.129            0
                             2012        $13.129      $14.623            0
                             2013        $14.623      $21.096            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.783            0
                             2007        $ 9.783      $11.713            0
                             2008        $11.713      $ 6.083            0
                             2009        $ 6.083      $ 9.349            0
                             2010        $ 9.349      $12.077            0
                             2011        $12.077      $10.948            0
                             2012        $10.948      $11.599            0
                             2013        $11.599      $15.574            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.524      $15.711          442
                             2005        $15.711      $17.321          454
                             2006        $17.321      $18.919            0
                             2007        $18.919      $19.021          772
                             2008        $19.021      $11.064          765
                             2009        $11.064      $15.845          758
                             2010        $15.845      $19.584          752
                             2011        $19.584      $17.460          748
                             2012        $17.460      $19.558          741
                             2013        $19.558      $32.726          709

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.429      $19.174          576
                             2005        $19.174      $21.864          574
                             2006        $21.864      $29.398        3,742
                             2007        $29.398      $23.747          569
                             2008        $23.747      $14.365          565
                             2009        $14.365      $18.026          562
                             2010        $18.026      $22.802          559
                             2011        $22.802      $23.531          558
                             2012        $23.531      $26.569          297
                             2013        $26.569      $26.402          296
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.820            0
                             2005        $ 9.820      $ 9.824            0
                             2006        $ 9.824      $ 9.994            0
                             2007        $ 9.994      $10.194            0
                             2008        $10.194      $10.134            0
                             2009        $10.134      $ 9.906            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.25


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.210          0
                             2007        $10.210      $11.683          0
                             2008        $11.683      $ 6.532          0
                             2009        $ 6.532      $ 8.633          0
                             2010        $ 8.633      $ 9.848          0
                             2011        $ 9.848      $ 9.340          0
                             2012        $ 9.340      $10.583          0
                             2013        $10.583      $13.521          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.401          0
                             2007        $10.401      $11.000          0
                             2008        $11.000      $ 8.031          0
                             2009        $ 8.031      $ 9.711          0
                             2010        $ 9.711      $10.663          0
                             2011        $10.663      $10.359          0
                             2012        $10.359      $11.277          0
                             2013        $11.277      $12.453          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.430          0
                             2007        $10.430      $11.189          0
                             2008        $11.189      $ 7.335          0
                             2009        $ 7.335      $ 9.199          0
                             2010        $ 9.199      $10.261          0
                             2011        $10.261      $ 9.887          0
                             2012        $ 9.887      $10.905          0
                             2013        $10.905      $12.303          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.439          0
                             2007        $10.439      $11.311          0
                             2008        $11.311      $ 6.823          0
                             2009        $ 6.823      $ 8.732          0
                             2010        $ 8.732      $ 9.872          0
                             2011        $ 9.872      $ 9.359          0
                             2012        $ 9.359      $10.517          0
                             2013        $10.517      $12.457          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.292          0
                             2007        $10.292      $10.634          0
                             2008        $10.634      $ 9.264          0
                             2009        $ 9.264      $10.361          0
                             2010        $10.361      $10.841          0
                             2011        $10.841      $10.724          0
                             2012        $10.724      $11.117          0
                             2013        $11.117      $11.410          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.690          0
                             2007        $ 9.690      $11.561          0
                             2008        $11.561      $ 6.229          0
                             2009        $ 6.229      $ 8.776          0
                             2010        $ 8.776      $10.255          0
                             2011        $10.255      $10.050          0
                             2012        $10.050      $11.586          0
                             2013        $11.586      $15.216          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.761          0
                             2007        $10.761      $11.041          0
                             2008        $11.041      $ 6.769          0
                             2009        $ 6.769      $ 8.340          0
                             2010        $ 8.340      $ 9.335          0
                             2011        $ 9.335      $ 9.271          0
                             2012        $ 9.271      $10.458          0
                             2013        $10.458      $13.458          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.821          0
                             2007        $ 9.821      $11.050          0
                             2008        $11.050      $ 6.510          0
                             2009        $ 6.510      $ 8.876          0
                             2010        $ 8.876      $11.134          0
                             2011        $11.134      $ 9.684          0
                             2012        $ 9.684      $10.823          0
                             2013        $10.823      $14.346          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.296      $14.349          0
                             2005        $14.349      $14.492          0
                             2006        $14.492      $16.508          0
                             2007        $16.508      $15.506          0
                             2008        $15.506      $ 9.811          0
                             2009        $ 9.811      $12.113          0
                             2010        $12.113      $13.789          0
                             2011        $13.789      $13.777          0
                             2012        $13.777      $15.084          0
                             2013        $15.084      $19.072          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.175          0
                             2005        $11.175      $11.078          0
                             2006        $11.078      $12.780          0
                             2007        $12.780      $12.935          0
                             2008        $12.935      $ 8.877          0
                             2009        $ 8.877      $11.743          0
                             2010        $11.743      $12.909          0
                             2011        $12.909      $12.895          0
                             2012        $12.895      $14.171          0
                             2013        $14.171      $15.753          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.503          0
                             2005        $10.503      $10.356          0
                             2006        $10.356      $11.205          0
                             2007        $11.205      $11.611          0
                             2008        $11.611      $ 7.416          0
                             2009        $ 7.416      $ 9.386          0
                             2010        $ 9.386      $10.219          0
                             2011        $10.219      $ 9.820          0
                             2012        $ 9.820      $10.765          0
                             2013        $10.765      $13.509          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.458      $17.455          0
                             2005        $17.455      $18.524          0
                             2006        $18.524      $21.142          0
                             2007        $21.142      $20.132          0
                             2008        $20.132      $13.156          0
                             2009        $13.156      $16.577          0
                             2010        $16.577      $20.737          0
                             2011        $20.737      $19.471          0
                             2012        $19.471      $22.488          0
                             2013        $22.488      $29.890          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.433      $16.784          0
                             2005        $16.784      $17.160          0
                             2006        $17.160      $18.198          0
                             2007        $18.198      $19.747          0
                             2008        $19.747      $11.078          0
                             2009        $11.078      $15.517          0
                             2010        $15.517      $19.320          0
                             2011        $19.320      $17.939          0
                             2012        $17.939      $19.399          0
                             2013        $19.399      $26.148          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.193          0
                             2005        $10.193      $10.184          0
                             2006        $10.184      $10.336          0
                             2007        $10.336      $10.748          0
                             2008        $10.748      $11.282          0
                             2009        $11.282      $11.347          0
                             2010        $11.347      $11.656          0
                             2011        $11.656      $12.018          0
                             2012        $12.018      $11.945          0
                             2013        $11.945      $11.393          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.955          0
                             2007        $10.955      $11.952          0
                             2008        $11.952      $ 8.342          0
                             2009        $ 8.342      $10.036          0
                             2010        $10.036      $10.963          0
                             2011        $10.963      $10.379          0
                             2012        $10.379      $11.478          0
                             2013        $11.478      $14.290          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.596      $13.841          0
                             2005        $13.841      $14.929          0
                             2006        $14.929      $17.243          0
                             2007        $17.243      $17.406          0
                             2008        $17.406      $10.679          0
                             2009        $10.679      $13.132          0
                             2010        $13.132      $14.247          0
                             2011        $14.247      $13.755          0
                             2012        $13.755      $15.330          0
                             2013        $15.330      $19.183          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.754      $20.384          0
                             2005        $20.384      $25.344          0
                             2006        $25.344      $31.673          0
                             2007        $31.673      $39.789          0
                             2008        $39.789      $18.358          0
                             2009        $18.358      $30.911          0
                             2010        $30.911      $35.462          0
                             2011        $35.462      $29.112          0
                             2012        $29.112      $32.138          0
                             2013        $32.138      $31.064          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.501      $15.612          0
                             2005        $15.612      $16.782          0
                             2006        $16.782      $19.885          0
                             2007        $19.885      $22.395          0
                             2008        $22.395      $13.026          0
                             2009        $13.026      $17.416          0
                             2010        $17.416      $18.420          0
                             2011        $18.420      $16.060          0
                             2012        $16.060      $18.523          0
                             2013        $18.523      $22.223          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.796      $14.324          0
                             2005        $14.324      $13.545          0
                             2006        $13.545      $14.903          0
                             2007        $14.903      $16.137          0
                             2008        $16.137      $16.721          0
                             2009        $16.721      $19.360          0
                             2010        $19.360      $21.617          0
                             2011        $21.617      $20.908          0
                             2012        $20.908      $23.469          0
                             2013        $23.469      $23.270          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.654      $12.140          0
                             2005        $12.140      $12.749          0
                             2006        $12.749      $12.765          0
                             2007        $12.765      $14.525          0
                             2008        $14.525      $ 7.210          0
                             2009        $ 7.210      $11.652          0
                             2010        $11.652      $13.592          0
                             2011        $13.592      $12.414          0
                             2012        $12.414      $13.733          0
                             2013        $13.733      $18.729          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.241          0
                             2005        $11.241      $12.318          0
                             2006        $12.318      $14.505          0
                             2007        $14.505      $15.260          0
                             2008        $15.260      $ 8.740          0
                             2009        $ 8.740      $11.870          0
                             2010        $11.870      $14.156          0
                             2011        $14.156      $13.939          0
                             2012        $13.939      $15.951          0
                             2013        $15.951      $20.895          0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.234          0
                             2005        $11.234      $12.293          0
                             2006        $12.293      $14.467          0
                             2007        $14.467      $15.205          0
                             2008        $15.205      $ 8.689          0
                             2009        $ 8.689      $11.797          0
                             2010        $11.797      $14.062          0
                             2011        $14.062      $13.833          0
                             2012        $13.833      $15.799          0
                             2013        $15.799      $20.644          0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.278          0
                             2005        $11.278      $11.456          0
                             2006        $11.456      $12.970          0
                             2007        $12.970      $12.357          0
                             2008        $12.357      $ 7.739          0
                             2009        $ 7.739      $ 9.695          0
                             2010        $ 9.695      $10.944          0
                             2011        $10.944      $10.452          0
                             2012        $10.452      $12.126          0
                             2013        $12.126      $16.048          0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.903          0
                             2005        $10.903      $11.423          0
                             2006        $11.423      $12.547          0
                             2007        $12.547      $12.650          0
                             2008        $12.650      $ 9.542          0
                             2009        $ 9.542      $11.403          0
                             2010        $11.403      $12.464          0
                             2011        $12.464      $12.002          0
                             2012        $12.002      $13.159          0
                             2013        $13.159      $16.033          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.259      $14.762          0
                             2005        $14.762      $15.803          0
                             2006        $15.803      $17.881          0
                             2007        $17.881      $17.883          0
                             2008        $17.883      $11.826          0
                             2009        $11.826      $14.319          0
                             2010        $14.319      $15.673          0
                             2011        $15.673      $14.946          0
                             2012        $14.946      $16.672          0
                             2013        $16.672      $21.758          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.066          0
                             2005        $11.066      $11.996          0
                             2006        $11.996      $12.280          0
                             2007        $12.280      $14.087          0
                             2008        $14.087      $ 7.306          0
                             2009        $ 7.306      $11.147          0
                             2010        $11.147      $13.841          0
                             2011        $13.841      $12.240          0
                             2012        $12.240      $13.329          0
                             2013        $13.329      $17.763          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.340          0
                             2005        $10.340      $10.221          0
                             2006        $10.221      $10.902          0
                             2007        $10.902      $11.293          0
                             2008        $11.293      $ 9.085          0
                             2009        $ 9.085      $11.905          0
                             2010        $11.905      $13.045          0
                             2011        $13.045      $13.285          0
                             2012        $13.285      $14.584          0
                             2013        $14.584      $15.391          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.888          0
                             2005        $10.888      $11.362          0
                             2006        $11.362      $12.709          0
                             2007        $12.709      $13.230          0
                             2008        $13.230      $ 9.206          0
                             2009        $ 9.206      $11.315          0
                             2010        $11.315      $13.139          0
                             2011        $13.139      $12.244          0
                             2012        $12.244      $13.208          0
                             2013        $13.208      $17.494          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.873          0
                             2005        $10.873      $10.953          0
                             2006        $10.953      $12.532          0
                             2007        $12.532      $12.645          0
                             2008        $12.645      $ 7.843          0
                             2009        $ 7.843      $ 9.097          0
                             2010        $ 9.097      $10.421          0
                             2011        $10.421      $ 9.549          0
                             2012        $ 9.549      $10.441          0
                             2013        $10.441      $13.844          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.120          0
                             2005        $11.120      $11.351          0
                             2006        $11.351      $11.949          0
                             2007        $11.949      $14.137          0
                             2008        $14.137      $ 8.517          0
                             2009        $ 8.517      $12.094          0
                             2010        $12.094      $14.504          0
                             2011        $14.504      $12.729          0
                             2012        $12.729      $14.169          0
                             2013        $14.169      $18.949          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.103          0
                             2005        $11.103      $11.724          0
                             2006        $11.724      $12.838          0
                             2007        $12.838      $12.595          0
                             2008        $12.595      $ 7.452          0
                             2009        $ 7.452      $ 9.205          0
                             2010        $ 9.205      $11.264          0
                             2011        $11.264      $10.549          0
                             2012        $10.549      $11.788          0
                             2013        $11.788      $14.987          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.227      $12.718          0
                             2005        $12.718      $13.011          0
                             2006        $13.011      $13.670          0
                             2007        $13.670      $15.183          0
                             2008        $15.183      $ 8.048          0
                             2009        $ 8.048      $11.319          0
                             2010        $11.319      $12.052          0
                             2011        $12.052      $11.597          0
                             2012        $11.597      $12.876          0
                             2013        $12.876      $16.259          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.001      $13.926          0
                             2005        $13.926      $14.086          0
                             2006        $14.086      $15.236          0
                             2007        $15.236      $15.380          0
                             2008        $15.380      $ 8.460          0
                             2009        $ 8.460      $10.036          0
                             2010        $10.036      $11.033          0
                             2011        $11.033      $10.806          0
                             2012        $10.806      $11.817          0
                             2013        $11.817      $13.009          0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.088          0
                             2005        $10.088      $10.073          0
                             2006        $10.073      $10.312          0
                             2007        $10.312      $10.471          0
                             2008        $10.471      $ 6.223          0
                             2009        $ 6.223      $ 6.621          0
                             2010        $ 6.621      $ 7.188          0
                             2011        $ 7.188      $ 7.569          0
                             2012        $ 7.569      $ 8.135          0
                             2013        $ 8.135      $ 7.907          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.302      $14.334          0
                             2005        $14.334      $15.662          0
                             2006        $15.662      $15.693          0
                             2007        $15.693      $16.232          0
                             2008        $16.232      $ 8.042          0
                             2009        $ 8.042      $10.377          0
                             2010        $10.377      $12.874          0
                             2011        $12.874      $12.666          0
                             2012        $12.666      $14.353          0
                             2013        $14.353      $18.992          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.133      $16.391          0
                             2005        $16.391      $18.241          0
                             2006        $18.241      $20.888          0
                             2007        $20.888      $21.614          0
                             2008        $21.614      $12.582          0
                             2009        $12.582      $17.105          0
                             2010        $17.105      $19.309          0
                             2011        $19.309      $17.232          0
                             2012        $17.232      $20.333          0
                             2013        $20.333      $25.191          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.050      $12.748          0
                             2005        $12.748      $12.746          0
                             2006        $12.746      $13.336          0
                             2007        $13.336      $14.251          0
                             2008        $14.251      $11.889          0
                             2009        $11.889      $13.735          0
                             2010        $13.735      $15.379          0
                             2011        $15.379      $15.102          0
                             2012        $15.102      $16.670          0
                             2013        $16.670      $16.204          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.866      $13.648          0
                             2005        $13.648      $13.583          0
                             2006        $13.583      $14.475          0
                             2007        $14.475      $14.054          0
                             2008        $14.054      $ 2.937          0
                             2009        $ 2.937      $ 3.610          0
                             2010        $ 3.610      $ 4.030          0
                             2011        $ 4.030      $ 3.831          0
                             2012        $ 3.831      $ 4.227          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.544      $13.357          0
                             2005        $13.357      $13.780          0
                             2006        $13.780      $15.429          0
                             2007        $15.429      $15.676          0
                             2008        $15.676      $ 9.386          0
                             2009        $ 9.386      $11.720          0
                             2010        $11.720      $13.244          0
                             2011        $13.244      $12.881          0
                             2012        $12.881      $14.653          0
                             2013        $14.653      $18.790          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.559      $16.928          0
                             2005        $16.928      $18.121          0
                             2006        $18.121      $20.272          0
                             2007        $20.272      $19.499          0
                             2008        $19.499      $11.793          0
                             2009        $11.793      $15.749          0
                             2010        $15.749      $18.907          0
                             2011        $18.907      $18.007          0
                             2012        $18.007      $20.671          0
                             2013        $20.671      $28.359          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.017          0
                             2010        $12.017      $13.202          0
                             2011        $13.202      $13.128          0
                             2012        $13.128      $15.279          0
                             2013        $15.279      $19.739          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.997      $12.665          0
                             2005        $12.665      $12.851          0
                             2006        $12.851      $14.033          0
                             2007        $14.033      $13.819          0
                             2008        $13.819      $ 7.991          0
                             2009        $ 7.991      $ 9.794          0
                             2010        $ 9.794      $10.590          0
                             2011        $10.590      $10.618          0
                             2012        $10.618      $11.657          0
                             2013        $11.657      $13.431          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.344      $13.139          0
                             2005        $13.139      $13.714          0
                             2006        $13.714      $15.100          0
                             2007        $15.100      $15.163          0
                             2008        $15.163      $ 9.863          0
                             2009        $ 9.863      $13.011          0
                             2010        $13.011      $14.558          0
                             2011        $14.558      $14.144          0
                             2012        $14.144      $15.757          0
                             2013        $15.757      $18.370          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.222      $11.728          0
                             2005        $11.728      $12.953          0
                             2006        $12.953      $12.991          0
                             2007        $12.991      $12.596          0
                             2008        $12.596      $10.190          0
                             2009        $10.190      $12.527          0
                             2010        $12.527      $12.523          0
                             2011        $12.523      $12.074          0
                             2012        $12.074      $14.402          0
                             2013        $14.402      $19.904          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.957      $16.558          0
                             2005        $16.558      $17.540          0
                             2006        $17.540      $21.740          0
                             2007        $21.740      $25.436          0
                             2008        $25.436      $17.249          0
                             2009        $17.249      $18.066          0
                             2010        $18.066      $17.948          0
                             2011        $17.948      $16.564          0
                             2012        $16.564      $16.974          0
                             2013        $16.974      $18.847          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.408      $14.535          0
                             2005        $14.535      $14.923          0
                             2006        $14.923      $16.876          0
                             2007        $16.876      $15.468          0
                             2008        $15.468      $ 9.250          0
                             2009        $ 9.250      $11.715          0
                             2010        $11.715      $13.073          0
                             2011        $13.073      $12.163          0
                             2012        $12.163      $14.136          0
                             2013        $14.136      $18.711          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.249      $14.289          0
                             2005        $14.289      $14.373          0
                             2006        $14.373      $15.499          0
                             2007        $15.499      $15.541          0
                             2008        $15.541      $11.209          0
                             2009        $11.209      $16.424          0
                             2010        $16.424      $18.274          0
                             2011        $18.274      $18.142          0
                             2012        $18.142      $20.532          0
                             2013        $20.532      $21.604          0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.368      $10.563          0
                             2005        $10.563      $10.549          0
                             2006        $10.549      $10.758          0
                             2007        $10.758      $11.042          0
                             2008        $11.042      $ 8.195          0
                             2009        $ 8.195      $11.726          0
                             2010        $11.726      $12.569          0
                             2011        $12.569      $12.876          0
                             2012        $12.876      $13.911          0
                             2013        $13.911      $13.826          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.286      $15.062          0
                             2005        $15.062      $16.488          0
                             2006        $16.488      $20.546          0
                             2007        $20.546      $21.719          0
                             2008        $21.719      $11.875          0
                             2009        $11.875      $14.439          0
                             2010        $14.439      $15.500          0
                             2011        $15.500      $12.561          0
                             2012        $12.561      $14.940          0
                             2013        $14.940      $18.667          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.898      $14.175          0
                             2005        $14.175      $15.048          0
                             2006        $15.048      $16.727          0
                             2007        $16.727      $15.474          0
                             2008        $15.474      $ 9.126          0
                             2009        $ 9.126      $11.647          0
                             2010        $11.647      $12.945          0
                             2011        $12.945      $12.635          0
                             2012        $12.635      $14.401          0
                             2013        $14.401      $18.984          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.782      $ 9.606          0
                             2005        $ 9.606      $ 9.610          0
                             2006        $ 9.610      $ 9.788          0
                             2007        $ 9.788      $10.005          0
                             2008        $10.005      $10.011          0
                             2009        $10.011      $ 9.787          0
                             2010        $ 9.787      $ 9.552          0
                             2011        $ 9.552      $ 9.321          0
                             2012        $ 9.321      $ 9.094          0
                             2013        $ 9.094      $ 8.873          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.399      $14.420          0
                             2005        $14.420      $15.477          0
                             2006        $15.477      $16.392          0
                             2007        $16.392      $16.908          0
                             2008        $16.908      $10.104          0
                             2009        $10.104      $13.025          0
                             2010        $13.025      $15.193          0
                             2011        $15.193      $14.069          0
                             2012        $14.069      $16.026          0
                             2013        $16.026      $21.332          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.298      $16.294          0
                             2005        $16.294      $16.835          0
                             2006        $16.835      $19.056          0
                             2007        $19.056      $17.679          0
                             2008        $17.679      $ 9.528          0
                             2009        $ 9.528      $ 8.961          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.002      $13.644          0
                             2005        $13.644      $13.979          0
                             2006        $13.979      $15.182          0
                             2007        $15.182      $14.892          0
                             2008        $14.892      $ 8.928          0
                             2009        $ 8.928      $11.601          0
                             2010        $11.601      $13.171          0
                             2011        $13.171      $12.626          0
                             2012        $12.626      $14.525          0
                             2013        $14.525      $18.898          0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.465      $15.580          0
                             2005        $15.580      $17.048          0
                             2006        $17.048      $17.540          0
                             2007        $17.540      $17.762          0
                             2008        $17.762      $ 9.436          0
                             2009        $ 9.436      $12.772          0
                             2010        $12.772      $14.504          0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.309      $12.613          0
                             2005        $12.613      $13.007          0
                             2006        $13.007      $13.380          0
                             2007        $13.380      $13.773          0
                             2008        $13.773      $ 8.460          0
                             2009        $ 8.460      $13.528          0
                             2010        $13.528      $15.943          0
                             2011        $15.943      $12.778          0
                             2012        $12.778      $14.240          0
                             2013        $14.240      $19.967          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.774      $14.793          0
                             2005        $14.793      $16.184          0
                             2006        $16.184      $17.496          0
                             2007        $17.496      $18.159          0
                             2008        $18.159      $15.062          0
                             2009        $15.062      $19.119          0
                             2010        $19.119      $20.470          0
                             2011        $20.470      $21.347          0
                             2012        $21.347      $24.547          0
                             2013        $24.547      $21.851          0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.002          0
                             2005        $11.002      $12.020          0
                             2006        $12.020      $14.250          0
                             2007        $14.250      $15.260          0
                             2008        $15.260      $10.579          0
                             2009        $10.579      $13.372          0
                             2010        $13.372      $14.878          0
                             2011        $14.878      $15.830          0
                             2012        $15.830      $17.850          0
                             2013        $17.850      $20.839          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.701          0
                             2005        $10.701      $12.081          0
                             2006        $12.081      $12.271          0
                             2007        $12.271      $14.592          0
                             2008        $14.592      $ 7.233          0
                             2009        $ 7.233      $11.683          0
                             2010        $11.683      $14.004          0
                             2011        $14.004      $13.281          0
                             2012        $13.281      $14.818          0
                             2013        $14.818      $21.407          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.676          0
                             2005        $10.676      $12.028          0
                             2006        $12.028      $12.183          0
                             2007        $12.183      $14.459          0
                             2008        $14.459      $ 7.145          0
                             2009        $ 7.145      $11.511          0
                             2010        $11.511      $13.770          0
                             2011        $13.770      $13.026          0
                             2012        $13.026      $14.493          0
                             2013        $14.493      $20.888          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.776          0
                             2007        $ 9.776      $11.692          0
                             2008        $11.692      $ 6.066          0
                             2009        $ 6.066      $ 9.314          0
                             2010        $ 9.314      $12.019          0
                             2011        $12.019      $10.885          0
                             2012        $10.885      $11.520          0
                             2013        $11.520      $15.452          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.515      $15.684          0
                             2005        $15.684      $17.274          0
                             2006        $17.274      $18.848          0
                             2007        $18.848      $18.930          0
                             2008        $18.930      $11.000          0
                             2009        $11.000      $15.737          0
                             2010        $15.737      $19.431          0
                             2011        $19.431      $17.306          0
                             2012        $17.306      $19.365          0
                             2013        $19.365      $32.370          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.407      $19.125          0
                             2005        $19.125      $21.786          0
                             2006        $21.786      $29.263          0
                             2007        $29.263      $23.614          0
                             2008        $23.614      $14.270          0
                             2009        $14.270      $17.888          0
                             2010        $17.888      $22.605          0
                             2011        $22.605      $23.303          0
                             2012        $23.303      $26.285          0
                             2013        $26.285      $26.093          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.810          0
                             2005        $ 9.810      $ 9.803          0
                             2006        $ 9.803      $ 9.964          0
                             2007        $ 9.964      $10.152          0
                             2008        $10.152      $10.082          0
                             2009        $10.082      $ 9.845          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION
          (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.65


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.252         1,376
                             2007        $10.252      $11.804         5,607
                             2008        $11.804      $ 6.640        15,169
                             2009        $ 6.640      $ 8.830        13,111
                             2010        $ 8.830      $10.134        12,166
                             2011        $10.134      $ 9.671         4,157
                             2012        $ 9.671      $11.025         3,846
                             2013        $11.025      $14.172         3,887
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.444             0
                             2007        $10.444      $11.114             0
                             2008        $11.114      $ 8.164             0
                             2009        $ 8.164      $ 9.933             0
                             2010        $ 9.933      $10.974        13,637
                             2011        $10.974      $10.726        45,793
                             2012        $10.726      $11.748        39,868
                             2013        $11.748      $13.053        38,766
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.473             0
                             2007        $10.473      $11.304             0
                             2008        $11.304      $ 7.456             0
                             2009        $ 7.456      $ 9.409             0
                             2010        $ 9.409      $10.559             0
                             2011        $10.559      $10.237             0
                             2012        $10.237      $11.361             0
                             2013        $11.361      $12.896             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.482             0
                             2007        $10.482      $11.428             0
                             2008        $11.428      $ 6.936             0
                             2009        $ 6.936      $ 8.931             0
                             2010        $ 8.931      $10.160        35,024
                             2011        $10.160      $ 9.691             0
                             2012        $ 9.691      $10.956             0
                             2013        $10.956      $13.057             0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.335             0
                             2007        $10.335      $10.743             0
                             2008        $10.743      $ 9.417             0
                             2009        $ 9.417      $10.597         2,710
                             2010        $10.597      $11.157         2,610
                             2011        $11.157      $11.104         2,516
                             2012        $11.104      $11.581         8,100
                             2013        $11.581      $11.960         7,791
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.729             0
                             2007        $ 9.729      $11.680           591
                             2008        $11.680      $ 6.332           718
                             2009        $ 6.332      $ 8.976             0
                             2010        $ 8.976      $10.553             0
                             2011        $10.553      $10.406             0
                             2012        $10.406      $12.071             0
                             2013        $12.071      $15.950             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.805           489
                             2007        $10.805      $11.155           499
                             2008        $11.155      $ 6.881           530
                             2009        $ 6.881      $ 8.531         2,074
                             2010        $ 8.531      $ 9.607         2,076
                             2011        $ 9.607      $ 9.599         1,487
                             2012        $ 9.599      $10.895         1,479
                             2013        $10.895      $14.107         1,471
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.862           535
                             2007        $ 9.862      $11.164         1,925
                             2008        $11.164      $ 6.618         8,843
                             2009        $ 6.618      $ 9.079         5,191
                             2010        $ 9.079      $11.458         4,646
                             2011        $11.458      $10.027         4,086
                             2012        $10.027      $11.275         4,060
                             2013        $11.275      $15.038         3,740

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.384      $14.532        45,079
                             2005        $14.532      $14.767        41,706
                             2006        $14.767      $16.925        27,891
                             2007        $16.925      $15.996        24,754
                             2008        $15.996      $10.183        16,347
                             2009        $10.183      $12.650        18,150
                             2010        $12.650      $14.489        15,456
                             2011        $14.489      $14.565        13,758
                             2012        $14.565      $16.045        13,309
                             2013        $16.045      $20.413        13,240
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.221        13,789
                             2005        $11.221      $11.192        86,897
                             2006        $11.192      $12.991       125,455
                             2007        $12.991      $13.229       121,431
                             2008        $13.229      $ 9.135        95,730
                             2009        $ 9.135      $12.158        81,211
                             2010        $12.158      $13.447        55,348
                             2011        $13.447      $13.515        36,438
                             2012        $13.515      $14.944        18,994
                             2013        $14.944      $16.715        18,751
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.519         3,104
                             2005        $10.519      $10.435        47,589
                             2006        $10.435      $11.360        51,871
                             2007        $11.360      $11.844        53,666
                             2008        $11.844      $ 7.612        46,806
                             2009        $ 7.612      $ 9.693        39,086
                             2010        $ 9.693      $10.618        34,275
                             2011        $10.618      $10.266        21,233
                             2012        $10.266      $11.323        12,369
                             2013        $11.323      $14.297        11,024
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.554      $17.679        27,979
                             2005        $17.679      $18.876        38,111
                             2006        $18.876      $21.676        33,863
                             2007        $21.676      $20.769        20,633
                             2008        $20.769      $13.655        17,473
                             2009        $13.655      $17.312        13,450
                             2010        $17.312      $21.790        10,217
                             2011        $21.790      $20.585         7,578
                             2012        $20.585      $23.921         5,662
                             2013        $23.921      $31.990         4,964

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.535      $16.999        10,788
                             2005        $16.999      $17.486         9,707
                             2006        $17.486      $18.658         7,710
                             2007        $18.658      $20.371         3,602
                             2008        $20.371      $11.498         2,530
                             2009        $11.498      $16.205         2,333
                             2010        $16.205      $20.301         2,083
                             2011        $20.301      $18.966         2,012
                             2012        $18.966      $20.636         2,085
                             2013        $20.636      $27.985         1,955
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.235         3,966
                             2005        $10.235      $10.289        11,756
                             2006        $10.289      $10.506        18,941
                             2007        $10.506      $10.993        17,285
                             2008        $10.993      $11.610        20,898
                             2009        $11.610      $11.749        28,195
                             2010        $11.749      $12.142        26,212
                             2011        $12.142      $12.596        20,931
                             2012        $12.596      $12.597        15,418
                             2013        $12.597      $12.089        15,732
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $11.000        11,811
                             2007        $11.000      $12.076         2,807
                             2008        $12.076      $ 8.480         7,504
                             2009        $ 8.480      $10.265         8,171
                             2010        $10.265      $11.282         8,084
                             2011        $11.282      $10.747         7,227
                             2012        $10.747      $11.957         6,811
                             2013        $11.957      $14.979         6,783
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.679      $14.018        94,649
                             2005        $14.018      $15.213       111,583
                             2006        $15.213      $17.679        90,584
                             2007        $17.679      $17.956        68,660
                             2008        $17.956      $11.085        46,058
                             2009        $11.085      $13.715        36,768
                             2010        $13.715      $14.970        31,348
                             2011        $14.970      $14.542        22,873
                             2012        $14.542      $16.307        20,519
                             2013        $16.307      $20.530        19,102

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.864      $20.645         6,257
                             2005        $20.645      $25.825        10,587
                             2006        $25.825      $32.472        14,249
                             2007        $32.472      $41.046         6,309
                             2008        $41.046      $19.055         5,330
                             2009        $19.055      $32.282         4,804
                             2010        $32.282      $37.261         3,873
                             2011        $37.261      $30.777         2,291
                             2012        $30.777      $34.185         2,139
                             2013        $34.185      $33.247         1,910
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.591      $15.812        52,040
                             2005        $15.812      $17.101        78,581
                             2006        $17.101      $20.387        65,429
                             2007        $20.387      $23.103        56,707
                             2008        $23.103      $13.521        43,326
                             2009        $13.521      $18.188        40,318
                             2010        $18.188      $19.355        32,068
                             2011        $19.355      $16.978        23,823
                             2012        $16.978      $19.704        18,818
                             2013        $19.704      $23.784        18,127
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.881      $14.507        17,915
                             2005        $14.507      $13.803        12,172
                             2006        $13.803      $15.280         7,151
                             2007        $15.280      $16.647         6,266
                             2008        $16.647      $17.355         2,476
                             2009        $17.355      $20.219         1,258
                             2010        $20.219      $22.715           804
                             2011        $22.715      $22.103           803
                             2012        $22.103      $24.965           580
                             2013        $24.965      $24.904           616
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.731      $12.295        35,057
                             2005        $12.295      $12.992        23,352
                             2006        $12.992      $13.088        17,013
                             2007        $13.088      $14.984        15,325
                             2008        $14.984      $ 7.484         8,587
                             2009        $ 7.484      $12.169         8,168
                             2010        $12.169      $14.282         6,215
                             2011        $14.282      $13.124         3,783
                             2012        $13.124      $14.608         3,781
                             2013        $14.608      $20.045         3,691

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.287        24,180
                             2005        $11.287      $12.444        20,008
                             2006        $12.444      $14.744        12,817
                             2007        $14.744      $15.607         7,743
                             2008        $15.607      $ 8.994         6,538
                             2009        $ 8.994      $12.290         3,559
                             2010        $12.290      $14.747         2,716
                             2011        $14.747      $14.610         2,211
                             2012        $14.610      $16.822         1,645
                             2013        $16.822      $22.171         1,490
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.281           835
                             2005        $11.281      $12.419         4,441
                             2006        $12.419      $14.705         7,945
                             2007        $14.705      $15.551         8,853
                             2008        $15.551      $ 8.942         8,866
                             2009        $ 8.942      $12.214         6,846
                             2010        $12.214      $14.649         6,224
                             2011        $14.649      $14.499         1,657
                             2012        $14.499      $16.662         1,394
                             2013        $16.662      $21.905         1,208
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.324         6,474
                             2005        $11.324      $11.573        45,332
                             2006        $11.573      $13.184        67,014
                             2007        $13.184      $12.638        67,604
                             2008        $12.638      $ 7.964        46,758
                             2009        $ 7.964      $10.038        43,217
                             2010        $10.038      $11.400        35,257
                             2011        $11.400      $10.955        26,739
                             2012        $10.955      $12.788        24,266
                             2013        $12.788      $17.028        19,982
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.948             0
                             2005        $10.948      $11.540         8,590
                             2006        $11.540      $12.753        10,855
                             2007        $12.753      $12.938        11,699
                             2008        $12.938      $ 9.820         8,534
                             2009        $ 9.820      $11.807         7,744
                             2010        $11.807      $12.984         7,134
                             2011        $12.984      $12.580         5,693
                             2012        $12.580      $13.877         5,281
                             2013        $13.877      $17.012         4,553

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.347      $14.951        89,875
                             2005        $14.951      $16.103        87,198
                             2006        $16.103      $18.333        55,643
                             2007        $18.333      $18.448        45,968
                             2008        $18.448      $12.275        35,871
                             2009        $12.275      $14.954        32,669
                             2010        $14.954      $16.469        23,110
                             2011        $16.469      $15.801        20,491
                             2012        $15.801      $17.735        17,647
                             2013        $17.735      $23.287        16,831
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.111         1,623
                             2005        $11.111      $12.119         8,801
                             2006        $12.119      $12.482         1,305
                             2007        $12.482      $14.408           295
                             2008        $14.408      $ 7.519         1,939
                             2009        $ 7.519      $11.541         1,722
                             2010        $11.541      $14.419         1,575
                             2011        $14.419      $12.829         1,242
                             2012        $12.829      $14.056         1,239
                             2013        $14.056      $18.848         1,150
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.356             0
                             2005        $10.356      $10.299        29,717
                             2006        $10.299      $11.053        30,855
                             2007        $11.053      $11.520        31,238
                             2008        $11.520      $ 9.325        28,907
                             2009        $ 9.325      $12.294        31,465
                             2010        $12.294      $13.554        23,815
                             2011        $13.554      $13.888        14,552
                             2012        $13.888      $15.341         5,999
                             2013        $15.341      $16.289         5,947
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.905         4,326
                             2005        $10.905      $11.449        19,149
                             2006        $11.449      $12.884        20,946
                             2007        $12.884      $13.496        20,835
                             2008        $13.496      $ 9.449        11,380
                             2009        $ 9.449      $11.685        11,830
                             2010        $11.685      $13.652        10,864
                             2011        $13.652      $12.800         7,217
                             2012        $12.800      $13.893         5,292
                             2013        $13.893      $18.515         5,090

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.889         2,298
                             2005        $10.889      $11.036        43,592
                             2006        $11.036      $12.705        76,411
                             2007        $12.705      $12.899        63,243
                             2008        $12.899      $ 8.050        36,781
                             2009        $ 8.050      $ 9.395        33,008
                             2010        $ 9.395      $10.828        25,931
                             2011        $10.828      $ 9.983        18,794
                             2012        $ 9.983      $10.983        11,836
                             2013        $10.983      $14.651        11,155
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.137           759
                             2005        $11.137      $11.438        11,227
                             2006        $11.438      $12.115        18,878
                             2007        $12.115      $14.421        18,745
                             2008        $14.421      $ 8.742        16,848
                             2009        $ 8.742      $12.490        13,417
                             2010        $12.490      $15.071        13,409
                             2011        $15.071      $13.307         5,114
                             2012        $13.307      $14.904         4,713
                             2013        $14.904      $20.054         3,590
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.120         3,885
                             2005        $11.120      $11.814        40,893
                             2006        $11.814      $13.015        33,262
                             2007        $13.015      $12.849        28,899
                             2008        $12.849      $ 7.648        28,277
                             2009        $ 7.648      $ 9.506        23,988
                             2010        $ 9.506      $11.704        18,000
                             2011        $11.704      $11.028        15,069
                             2012        $11.028      $12.399        12,975
                             2013        $12.399      $15.861        11,998
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.277      $12.848        10,053
                             2005        $12.848      $13.226        36,814
                             2006        $13.226      $13.980        52,497
                             2007        $13.980      $15.623        39,510
                             2008        $15.623      $ 8.333        36,053
                             2009        $ 8.333      $11.791        32,863
                             2010        $11.791      $12.633        20,019
                             2011        $12.633      $12.230        12,078
                             2012        $12.230      $13.662        10,017
                             2013        $13.662      $17.358         9,647

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.087      $10.104         1,419
                             2005        $14.105      $14.354        30,046
                             2006        $14.354      $15.621        27,216
                             2007        $15.621      $15.866        22,528
                             2008        $15.866      $ 8.781        15,277
                             2009        $ 8.781      $10.481        15,035
                             2010        $10.481      $11.593        13,732
                             2011        $11.593      $11.424        12,893
                             2012        $11.424      $12.571         9,857
                             2013        $12.571      $13.923         9,765
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.104         1,419
                             2005        $10.104      $10.150        13,954
                             2006        $10.150      $10.455        17,661
                             2007        $10.455      $10.681        25,464
                             2008        $10.681      $ 6.388        30,775
                             2009        $ 6.388      $ 6.838        48,655
                             2010        $ 6.838      $ 7.469        28,983
                             2011        $ 7.469      $ 7.913        24,707
                             2012        $ 7.913      $ 8.557        21,296
                             2013        $ 8.557      $ 8.368        21,866
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.384      $14.518        12,868
                             2005        $14.518      $15.959        10,815
                             2006        $15.959      $16.090         7,610
                             2007        $16.090      $16.745         6,423
                             2008        $16.745      $ 8.348         5,953
                             2009        $ 8.348      $10.838         4,823
                             2010        $10.838      $13.528         3,490
                             2011        $13.528      $13.391         3,254
                             2012        $13.391      $15.268         3,020
                             2013        $15.268      $20.327         2,708
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.227      $16.601        29,108
                             2005        $16.601      $18.588        24,577
                             2006        $18.588      $21.415        24,005
                             2007        $21.415      $22.297        15,545
                             2008        $22.297      $13.059        10,525
                             2009        $13.059      $17.864         8,806
                             2010        $17.864      $20.289         8,140
                             2011        $20.289      $18.218         7,183
                             2012        $18.218      $21.629         5,938
                             2013        $21.629      $26.961         5,696

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.130      $12.911        76,286
                             2005        $12.911      $12.989       112,337
                             2006        $12.989      $13.673        93,029
                             2007        $13.673      $14.702        79,147
                             2008        $14.702      $12.341        56,058
                             2009        $12.341      $14.344        48,295
                             2010        $14.344      $16.160        42,843
                             2011        $16.160      $15.966        31,465
                             2012        $15.966      $17.732        29,000
                             2013        $17.732      $17.342        27,382
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.951      $13.823        27,583
                             2005        $13.823      $13.841        29,813
                             2006        $13.841      $14.841        18,262
                             2007        $14.841      $14.498        12,128
                             2008        $14.498      $ 3.049        11,583
                             2009        $ 3.049      $ 3.770        15,942
                             2010        $ 3.770      $ 4.235        15,656
                             2011        $ 4.235      $ 4.051         7,039
                             2012        $ 4.051      $ 4.492             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.627      $13.528        64,704
                             2005        $13.528      $14.042        80,045
                             2006        $14.042      $15.819        65,180
                             2007        $15.819      $16.171        54,979
                             2008        $16.171      $ 9.742        51,757
                             2009        $ 9.742      $12.240        48,534
                             2010        $12.240      $13.916        38,826
                             2011        $13.916      $13.618        32,650
                             2012        $13.618      $15.586        26,810
                             2013        $15.586      $20.110        24,754
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.655      $17.145        20,508
                             2005        $17.145      $18.465        28,931
                             2006        $18.465      $20.784        18,713
                             2007        $20.784      $20.115        14,173
                             2008        $20.115      $12.241        13,588
                             2009        $12.241      $16.447        11,912
                             2010        $16.447      $19.867        10,102
                             2011        $19.867      $19.037         7,229
                             2012        $19.037      $21.988         6,081
                             2013        $21.988      $30.352         4,969

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.550        11,871
                             2010        $12.550      $13.872        10,216
                             2011        $13.872      $13.879         8,664
                             2012        $13.879      $16.253         7,034
                             2013        $16.253      $21.126         6,958
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.076      $12.827        55,943
                             2005        $12.827      $13.095        48,408
                             2006        $13.095      $14.387        31,498
                             2007        $14.387      $14.256        27,058
                             2008        $14.256      $ 8.295        19,531
                             2009        $ 8.295      $10.229        13,971
                             2010        $10.229      $11.128        13,109
                             2011        $11.128      $11.226        11,454
                             2012        $11.226      $12.400         9,916
                             2013        $12.400      $14.374         8,328
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.425      $13.308        20,052
                             2005        $13.308      $13.975        18,237
                             2006        $13.975      $15.482        13,889
                             2007        $15.482      $15.642        10,518
                             2008        $15.642      $10.238         7,766
                             2009        $10.238      $13.587         6,316
                             2010        $13.587      $15.297         5,197
                             2011        $15.297      $14.953         5,213
                             2012        $14.953      $16.761         3,214
                             2013        $16.761      $19.660         3,149
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.296      $11.878         5,595
                             2005        $11.878      $13.199         6,079
                             2006        $13.199      $13.319         3,407
                             2007        $13.319      $12.994         1,381
                             2008        $12.994      $10.577         1,239
                             2009        $10.577      $13.082           363
                             2010        $13.082      $13.159           361
                             2011        $13.159      $12.765           359
                             2012        $12.765      $15.319           357
                             2013        $15.319      $21.303           356
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.049      $16.770         6,231
                             2005        $16.770      $17.874         6,768
                             2006        $17.874      $22.289         4,360
                             2007        $22.289      $26.240         3,658
                             2008        $26.240      $17.903         1,012
                             2009        $17.903      $18.867         1,076
                             2010        $18.867      $18.859         1,114
                             2011        $18.859      $17.512         1,114
                             2012        $17.512      $18.055         1,146
                             2013        $18.055      $20.172           813

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.497      $14.721        38,099
                             2005        $14.721      $15.207        40,730
                             2006        $15.207      $17.303        35,665
                             2007        $17.303      $15.957        25,941
                             2008        $15.957      $ 9.602        20,623
                             2009        $ 9.602      $12.235        20,179
                             2010        $12.235      $13.737        15,314
                             2011        $13.737      $12.859        13,499
                             2012        $12.859      $15.037         9,237
                             2013        $15.037      $20.026         8,317
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.337      $14.472        31,796
                             2005        $14.472      $14.646        43,204
                             2006        $14.646      $15.891        20,149
                             2007        $15.891      $16.032        19,494
                             2008        $16.032      $11.635        15,098
                             2009        $11.635      $17.152        11,489
                             2010        $17.152      $19.201         4,637
                             2011        $19.201      $19.179         3,867
                             2012        $19.179      $21.840         2,754
                             2013        $21.840      $23.122         2,257
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.436      $10.699        91,959
                             2005        $10.699      $10.750        82,720
                             2006        $10.750      $11.030        54,703
                             2007        $11.030      $11.391        40,910
                             2008        $11.391      $ 8.506        30,370
                             2009        $ 8.506      $12.246        18,613
                             2010        $12.246      $13.207        20,736
                             2011        $13.207      $13.613        15,258
                             2012        $13.613      $14.797        10,545
                             2013        $14.797      $14.797         9,227
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.374      $15.254        20,930
                             2005        $15.254      $16.801        36,963
                             2006        $16.801      $21.065        33,451
                             2007        $21.065      $22.405        23,641
                             2008        $22.405      $12.326        21,782
                             2009        $12.326      $15.080        19,058
                             2010        $15.080      $16.287        13,578
                             2011        $16.287      $13.280        12,660
                             2012        $13.280      $15.892        10,856
                             2013        $15.892      $19.979        10,371

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.984      $14.356        24,361
                             2005        $14.356      $15.334        20,530
                             2006        $15.334      $17.150        13,578
                             2007        $17.150      $15.963        11,651
                             2008        $15.963      $ 9.472         6,820
                             2009        $ 9.472      $12.164         6,827
                             2010        $12.164      $13.602         6,124
                             2011        $13.602      $13.358         6,017
                             2012        $13.358      $15.318         4,849
                             2013        $15.318      $20.318         4,340
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.847      $ 9.730        16,835
                             2005        $ 9.730      $ 9.793        38,833
                             2006        $ 9.793      $10.036       184,852
                             2007        $10.036      $10.321       279,989
                             2008        $10.321      $10.392       110,119
                             2009        $10.392      $10.221        23,350
                             2010        $10.221      $10.037        23,645
                             2011        $10.037      $ 9.854        21,307
                             2012        $ 9.854      $ 9.673        11,811
                             2013        $ 9.673      $ 9.496        11,467
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.488      $14.605         2,989
                             2005        $14.605      $15.771         3,101
                             2006        $15.771      $16.807         2,485
                             2007        $16.807      $17.442         1,468
                             2008        $17.442      $10.487         1,460
                             2009        $10.487      $13.603         1,471
                             2010        $13.603      $15.964         5,790
                             2011        $15.964      $14.874         5,574
                             2012        $14.874      $17.047         2,682
                             2013        $17.047      $22.831         2,663
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.565      $16.503        19,117
                             2005        $16.503      $17.155        23,980
                             2006        $17.155      $19.537        13,015
                             2007        $19.537      $18.238        13,703
                             2008        $18.238      $ 9.889        13,817
                             2009        $ 9.889      $ 9.308             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.088      $13.818         7,590
                             2005        $13.818      $14.245         5,751
                             2006        $14.245      $15.565         5,819
                             2007        $15.565      $15.363         5,223
                             2008        $15.363      $ 9.267         5,053
                             2009        $ 9.267      $12.115         4,081
                             2010        $12.115      $13.840         3,546
                             2011        $13.840      $13.349         2,890
                             2012        $13.349      $15.450         2,427
                             2013        $15.450      $20.226         2,023
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.554      $15.780        36,016
                             2005        $15.780      $17.373        21,900
                             2006        $17.373      $17.983        11,785
                             2007        $17.983      $18.323         7,209
                             2008        $18.323      $ 9.794         4,893
                             2009        $ 9.794      $13.339         4,993
                             2010        $13.339      $15.216             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.391      $12.775        68,155
                             2005        $12.775      $13.254        63,699
                             2006        $13.254      $13.718        44,712
                             2007        $13.718      $14.208        32,939
                             2008        $14.208      $ 8.782        31,642
                             2009        $ 8.782      $14.128        33,016
                             2010        $14.128      $16.753        31,176
                             2011        $16.753      $13.510        30,476
                             2012        $13.510      $15.147        26,250
                             2013        $15.147      $21.370        25,365
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.865      $14.982         2,913
                             2005        $14.982      $16.492        22,074
                             2006        $16.492      $17.939         7,160
                             2007        $17.939      $18.733         6,204
                             2008        $18.733      $15.633         4,109
                             2009        $15.633      $19.967         3,856
                             2010        $19.967      $21.509         2,059
                             2011        $21.509      $22.568           436
                             2012        $22.568      $26.111           125
                             2013        $26.111      $23.387           125
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.069         1,992
                             2005        $11.069      $12.168        18,939
                             2006        $12.168      $14.514        16,588
                             2007        $14.514      $15.638        13,392
                             2008        $15.638      $10.908         9,049
                             2009        $10.908      $13.873         4,498
                             2010        $13.873      $15.530         3,493
                             2011        $15.530      $16.625         1,780
                             2012        $16.625      $18.863         1,060
                             2013        $18.863      $22.156           626

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.745        14,171
                             2005        $10.745      $12.205        10,339
                             2006        $12.205      $12.473         6,302
                             2007        $12.473      $14.924         2,190
                             2008        $14.924      $ 7.443         2,381
                             2009        $ 7.443      $12.096         2,208
                             2010        $12.096      $14.589         1,437
                             2011        $14.589      $13.920         1,050
                             2012        $13.920      $15.628           600
                             2013        $15.628      $22.715           600
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.720             0
                             2005        $10.720      $12.152             0
                             2006        $12.152      $12.383             0
                             2007        $12.383      $14.788             0
                             2008        $14.788      $ 7.352             0
                             2009        $ 7.352      $11.918             0
                             2010        $11.918      $14.345             0
                             2011        $14.345      $13.653             0
                             2012        $13.653      $15.285             0
                             2013        $15.285      $22.164             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.816         2,576
                             2007        $ 9.816      $11.813         4,058
                             2008        $11.813      $ 6.167         3,438
                             2009        $ 6.167      $ 9.526         1,297
                             2010        $ 9.526      $12.369         1,142
                             2011        $12.369      $11.270         1,152
                             2012        $11.270      $12.001           351
                             2013        $12.001      $16.197           289
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.570      $15.845           143
                             2005        $15.845      $17.558           442
                             2006        $17.558      $19.276           440
                             2007        $19.276      $19.480             0
                             2008        $19.480      $11.389             0
                             2009        $11.389      $16.394             0
                             2010        $16.394      $20.367             0
                             2011        $20.367      $18.250             0
                             2012        $18.250      $20.548             0
                             2013        $20.548      $34.558             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.502      $19.370        22,777
                             2005        $19.370      $22.200        34,848
                             2006        $22.200      $30.002        18,684
                             2007        $30.002      $24.361        13,978
                             2008        $24.361      $14.812        11,003
                             2009        $14.812      $18.681         9,450
                             2010        $18.681      $23.753         7,057
                             2011        $23.753      $24.637         4,045
                             2012        $24.637      $27.960         3,204
                             2013        $27.960      $27.927         3,124
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.870         4,113
                             2005        $ 9.870      $ 9.924        12,546
                             2006        $ 9.924      $10.148        14,647
                             2007        $10.148      $10.404        14,304
                             2008        $10.404      $10.396        12,029
                             2009        $10.396      $10.212             0




* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.7


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.249        95,022
                             2007        $10.249      $11.794       121,540
                             2008        $11.794      $ 6.631       119,828
                             2009        $ 6.631      $ 8.813       101,850
                             2010        $ 8.813      $10.110        82,145
                             2011        $10.110      $ 9.643        62,325
                             2012        $ 9.643      $10.988        44,198
                             2013        $10.988      $14.117        28,510
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.440             0
                             2007        $10.440      $11.104             0
                             2008        $11.104      $ 8.152         4,777
                             2009        $ 8.152      $ 9.914             0
                             2010        $ 9.914      $10.947        33,334
                             2011        $10.947      $10.695        32,113
                             2012        $10.695      $11.708        32,113
                             2013        $11.708      $13.002        32,113
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.470           510
                             2007        $10.470      $11.295        14,083
                             2008        $11.295      $ 7.446        31,655
                             2009        $ 7.446      $ 9.391        30,271
                             2010        $ 9.391      $10.534        16,522
                             2011        $10.534      $10.207        27,674
                             2012        $10.207      $11.323        17,015
                             2013        $11.323      $12.845        14,675

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.479             0
                             2007        $10.479      $11.419             0
                             2008        $11.419      $ 6.926             0
                             2009        $ 6.926      $ 8.914        18,628
                             2010        $ 8.914      $10.135        18,528
                             2011        $10.135      $ 9.663        18,437
                             2012        $ 9.663      $10.919             0
                             2013        $10.919      $13.006             0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.331             0
                             2007        $10.331      $10.734         1,146
                             2008        $10.734      $ 9.404         1,974
                             2009        $ 9.404      $10.577         6,374
                             2010        $10.577      $11.130         4,498
                             2011        $11.130      $11.072         4,182
                             2012        $11.072      $11.542         1,606
                             2013        $11.542      $11.913         1,482
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.726         1,963
                             2007        $ 9.726      $11.670         1,962
                             2008        $11.670      $ 6.323         1,961
                             2009        $ 6.323      $ 8.960         2,913
                             2010        $ 8.960      $10.528         6,969
                             2011        $10.528      $10.376         2,167
                             2012        $10.376      $12.030         2,146
                             2013        $12.030      $15.887           245
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.802        11,397
                             2007        $10.802      $11.145        19,727
                             2008        $11.145      $ 6.871        19,175
                             2009        $ 6.871      $ 8.515        46,777
                             2010        $ 8.515      $ 9.584        25,447
                             2011        $ 9.584      $ 9.571        22,400
                             2012        $ 9.571      $10.858        22,092
                             2013        $10.858      $14.052        35,716
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.858        14,676
                             2007        $ 9.858      $11.154        16,709
                             2008        $11.154      $ 6.609        20,324
                             2009        $ 6.609      $ 9.062        13,816
                             2010        $ 9.062      $11.431        10,296
                             2011        $11.431      $ 9.998         7,368
                             2012        $ 9.998      $11.237         3,406
                             2013        $11.237      $14.979         3,644

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.380      $14.520       168,320
                             2005        $14.520      $14.747       201,833
                             2006        $14.747      $16.894       188,552
                             2007        $16.894      $15.958       139,484
                             2008        $15.958      $10.154       101,422
                             2009        $10.154      $12.607        83,954
                             2010        $12.607      $14.432        74,980
                             2011        $14.432      $14.501        58,350
                             2012        $14.501      $15.966        52,951
                             2013        $15.966      $20.302        35,300
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.217        40,765
                             2005        $11.217      $11.183       252,900
                             2006        $11.183      $12.973       387,564
                             2007        $12.973      $13.205       494,750
                             2008        $13.205      $ 9.113       402,608
                             2009        $ 9.113      $12.123       322,857
                             2010        $12.123      $13.402       250,198
                             2011        $13.402      $13.463       174,286
                             2012        $13.463      $14.879       149,168
                             2013        $14.879      $16.633       123,567
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.517         2,065
                             2005        $10.517      $10.428       114,186
                             2006        $10.428      $11.347       231,859
                             2007        $11.347      $11.825       261,540
                             2008        $11.825      $ 7.595       206,440
                             2009        $ 7.595      $ 9.667       176,468
                             2010        $ 9.667      $10.584       131,212
                             2011        $10.584      $10.228       115,643
                             2012        $10.228      $11.276        93,635
                             2013        $11.276      $14.230        69,695
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.549      $17.664        79,024
                             2005        $17.664      $18.850       115,437
                             2006        $18.850      $21.636       129,132
                             2007        $21.636      $20.719       100,872
                             2008        $20.719      $13.616        83,904
                             2009        $13.616      $17.253        73,316
                             2010        $17.253      $21.705        57,604
                             2011        $21.705      $20.494        51,312
                             2012        $20.494      $23.803        40,491
                             2013        $23.803      $31.817        28,253

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.530      $16.985           364
                             2005        $16.985      $17.463           278
                             2006        $17.463      $18.623             0
                             2007        $18.623      $20.323             0
                             2008        $20.323      $11.465             0
                             2009        $11.465      $16.150             0
                             2010        $16.150      $20.222             0
                             2011        $20.222      $18.882             0
                             2012        $18.882      $20.534             0
                             2013        $20.534      $27.833             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.232        12,386
                             2005        $10.232      $10.280        58,153
                             2006        $10.280      $10.492        60,733
                             2007        $10.492      $10.972        86,497
                             2008        $10.972      $11.582       212,257
                             2009        $11.582      $11.715       179,558
                             2010        $11.715      $12.101       146,399
                             2011        $12.101      $12.547       115,441
                             2012        $12.547      $12.542        68,546
                             2013        $12.542      $12.029        34,608
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.996        28,333
                             2007        $10.996      $12.065        63,878
                             2008        $12.065      $ 8.469        41,181
                             2009        $ 8.469      $10.246        30,134
                             2010        $10.246      $11.255        29,019
                             2011        $11.255      $10.716        17,504
                             2012        $10.716      $11.917         9,003
                             2013        $11.917      $14.920         8,846
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.675      $14.006       246,897
                             2005        $14.006      $15.193       320,928
                             2006        $15.193      $17.646       360,228
                             2007        $17.646      $17.913       377,159
                             2008        $17.913      $11.053       291,700
                             2009        $11.053      $13.668       225,061
                             2010        $13.668      $14.911       184,867
                             2011        $14.911      $14.478       128,218
                             2012        $14.478      $16.227       113,948
                             2013        $16.227      $20.419        97,419
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.859      $20.628        27,210
                             2005        $20.628      $25.790        46,520
                             2006        $25.790      $32.412        57,030
                             2007        $32.412      $40.949        57,207
                             2008        $40.949      $19.000        40,149
                             2009        $19.000      $32.172        30,848
                             2010        $32.172      $37.116        29,342
                             2011        $37.116      $30.641        21,747
                             2012        $30.641      $34.017        18,205
                             2013        $34.017      $33.067        12,655

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.586      $15.799        46,831
                             2005        $15.799      $17.078       110,590
                             2006        $17.078      $20.349       175,585
                             2007        $20.349      $23.048       203,640
                             2008        $23.048      $13.482       170,021
                             2009        $13.482      $18.126       149,751
                             2010        $18.126      $19.279       116,310
                             2011        $19.279      $16.904        84,668
                             2012        $16.904      $19.607        64,788
                             2013        $19.607      $23.656        50,196
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.877      $14.495             0
                             2005        $14.495      $13.784             0
                             2006        $13.784      $15.251             0
                             2007        $15.251      $16.608             0
                             2008        $16.608      $17.305           208
                             2009        $17.305      $20.150           206
                             2010        $20.150      $22.626           205
                             2011        $22.626      $22.006           204
                             2012        $22.006      $24.842         1,016
                             2013        $24.842      $24.769           201
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.727      $12.285        40,948
                             2005        $12.285      $12.974        57,708
                             2006        $12.974      $13.064        55,144
                             2007        $13.064      $14.948        43,465
                             2008        $14.948      $ 7.462        39,518
                             2009        $ 7.462      $12.127        27,121
                             2010        $12.127      $14.226        32,896
                             2011        $14.226      $13.066        27,542
                             2012        $13.066      $14.536        19,431
                             2013        $14.536      $19.937         9,050

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.283       107,936
                             2005        $11.283      $12.433        60,263
                             2006        $12.433      $14.724        52,225
                             2007        $14.724      $15.578        33,633
                             2008        $15.578      $ 8.973        19,935
                             2009        $ 8.973      $12.254        19,096
                             2010        $12.254      $14.697        17,409
                             2011        $14.697      $14.553        15,960
                             2012        $14.553      $16.748        15,195
                             2013        $16.748      $22.062        12,125
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.277         8,383
                             2005        $11.277      $12.408        14,350
                             2006        $12.408      $14.685        48,721
                             2007        $14.685      $15.522        62,653
                             2008        $15.522      $ 8.920        58,629
                             2009        $ 8.920      $12.179        49,333
                             2010        $12.179      $14.599        30,523
                             2011        $14.599      $14.442        27,949
                             2012        $14.442      $16.588        25,085
                             2013        $16.588      $21.797        19,018
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.320        26,034
                             2005        $11.320      $11.563       114,241
                             2006        $11.563      $13.166       173,439
                             2007        $13.166      $12.615       176,320
                             2008        $12.615      $ 7.945       143,986
                             2009        $ 7.945      $10.009       117,239
                             2010        $10.009      $11.362        99,392
                             2011        $11.362      $10.912        59,938
                             2012        $10.912      $12.732        44,559
                             2013        $12.732      $16.945        34,417
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.944         9,635
                             2005        $10.944      $11.531        34,872
                             2006        $11.531      $12.736        67,320
                             2007        $12.736      $12.914        61,192
                             2008        $12.914      $ 9.796        47,908
                             2009        $ 9.796      $11.772        32,367
                             2010        $11.772      $12.940        28,007
                             2011        $12.940      $12.531        18,901
                             2012        $12.531      $13.816        17,404
                             2013        $13.816      $16.928        13,569

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.342      $14.938       116,195
                             2005        $14.938      $16.081       158,780
                             2006        $16.081      $18.299       168,659
                             2007        $18.299      $18.404       150,651
                             2008        $18.404      $12.240       121,217
                             2009        $12.240      $14.904       101,888
                             2010        $14.904      $16.405        81,877
                             2011        $16.405      $15.731        65,425
                             2012        $15.731      $17.648        50,725
                             2013        $17.648      $23.161        40,053
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.107        28,829
                             2005        $11.107      $12.109        29,073
                             2006        $12.109      $12.465        32,827
                             2007        $12.465      $14.381        26,455
                             2008        $14.381      $ 7.501        23,836
                             2009        $ 7.501      $11.508         8,065
                             2010        $11.508      $14.370         7,675
                             2011        $14.370      $12.779         7,062
                             2012        $12.779      $13.994         6,871
                             2013        $13.994      $18.756         2,077
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.355         1,618
                             2005        $10.355      $10.292        67,321
                             2006        $10.292      $11.040       114,882
                             2007        $11.040      $11.501       130,274
                             2008        $11.501      $ 9.305        99,340
                             2009        $ 9.305      $12.261        98,247
                             2010        $12.261      $13.511        84,062
                             2011        $13.511      $13.837        71,174
                             2012        $13.837      $15.276        50,663
                             2013        $15.276      $16.213        35,236
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.904           782
                             2005        $10.904      $11.442        40,156
                             2006        $11.442      $12.870        42,869
                             2007        $12.870      $13.474        47,353
                             2008        $13.474      $ 9.429        31,207
                             2009        $ 9.429      $11.654        35,443
                             2010        $11.654      $13.609        23,031
                             2011        $13.609      $12.753        20,787
                             2012        $12.753      $13.835        16,690
                             2013        $13.835      $18.428        14,366

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.888        16,320
                             2005        $10.888      $11.029        57,442
                             2006        $11.029      $12.691        96,962
                             2007        $12.691      $12.878       110,080
                             2008        $12.878      $ 8.032        67,946
                             2009        $ 8.032      $ 9.370        65,181
                             2010        $ 9.370      $10.794        57,123
                             2011        $10.794      $ 9.946        43,213
                             2012        $ 9.946      $10.937        38,432
                             2013        $10.937      $14.582        30,144
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.136           229
                             2005        $11.136      $11.431        31,434
                             2006        $11.431      $12.101        32,210
                             2007        $12.101      $14.398        44,456
                             2008        $14.398      $ 8.723        32,252
                             2009        $ 8.723      $12.456        27,279
                             2010        $12.456      $15.023        18,185
                             2011        $15.023      $13.258        16,487
                             2012        $13.258      $14.841        14,077
                             2013        $14.841      $19.960         9,964
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.119         6,222
                             2005        $11.119      $11.806       119,670
                             2006        $11.806      $13.001       188,920
                             2007        $13.001      $12.828       202,350
                             2008        $12.828      $ 7.632       166,949
                             2009        $ 7.632      $ 9.480       141,824
                             2010        $ 9.480      $11.667       103,251
                             2011        $11.667      $10.987        81,668
                             2012        $10.987      $12.347        60,437
                             2013        $12.347      $15.787        47,295
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.273      $12.837       113,530
                             2005        $12.837      $13.208       192,147
                             2006        $13.208      $13.954       203,721
                             2007        $13.954      $15.586       174,939
                             2008        $15.586      $ 8.309       167,957
                             2009        $ 8.309      $11.751       108,194
                             2010        $11.751      $12.583        92,433
                             2011        $12.583      $12.176        62,741
                             2012        $12.176      $13.595        54,052
                             2013        $13.595      $17.263        41,109

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.083      $14.093       116,357
                             2005        $14.093      $14.335       132,273
                             2006        $14.335      $15.592       117,082
                             2007        $15.592      $15.829        86,099
                             2008        $15.829      $ 8.756        45,492
                             2009        $ 8.756      $10.446        43,525
                             2010        $10.446      $11.548        40,480
                             2011        $11.548      $11.374        32,357
                             2012        $11.374      $12.509        28,402
                             2013        $12.509      $13.847        20,381
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.102      $10.102         2,147
                             2005        $10.102      $10.143        10,017
                             2006        $10.143      $10.443        98,550
                             2007        $10.443      $10.663       165,945
                             2008        $10.663      $ 6.374       111,381
                             2009        $ 6.374      $ 6.819       136,731
                             2010        $ 6.819      $ 7.445       124,787
                             2011        $ 7.445      $ 7.884        86,261
                             2012        $ 7.884      $ 8.522        77,880
                             2013        $ 8.522      $ 8.329        66,562
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.379      $14.093       116,357
                             2005        $14.505      $15.938        48,893
                             2006        $15.938      $16.060        53,784
                             2007        $16.060      $16.706        40,435
                             2008        $16.706      $ 8.324        23,954
                             2009        $ 8.324      $10.801        22,320
                             2010        $10.801      $13.475        18,468
                             2011        $13.475      $13.332        16,426
                             2012        $13.332      $15.193        12,882
                             2013        $15.193      $20.217         7,300
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.222      $16.587        39,482
                             2005        $16.587      $18.563        47,693
                             2006        $18.563      $21.375        56,569
                             2007        $21.375      $22.244        38,551
                             2008        $22.244      $13.022        35,497
                             2009        $13.022      $17.803        20,031
                             2010        $17.803      $20.210        19,806
                             2011        $20.210      $18.138        13,848
                             2012        $18.138      $21.522        11,672
                             2013        $21.522      $26.815        11,669

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.126      $12.900       166,406
                             2005        $12.900      $12.971       250,821
                             2006        $12.971      $13.647       289,729
                             2007        $13.647      $14.667       231,759
                             2008        $14.667      $12.305       174,839
                             2009        $12.305      $14.295       157,374
                             2010        $14.295      $16.097       126,241
                             2011        $16.097      $15.896       106,665
                             2012        $15.896      $17.645       111,749
                             2013        $17.645      $17.248        89,800
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.737      $13.811        75,167
                             2005        $13.811      $13.822        96,810
                             2006        $13.822      $14.813        87,751
                             2007        $14.813      $14.463        68,835
                             2008        $14.463      $ 3.040       100,526
                             2009        $ 3.040      $ 3.757       100,883
                             2010        $ 3.757      $ 4.218        90,609
                             2011        $ 4.218      $ 4.033        82,554
                             2012        $ 4.033      $ 4.470             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.623      $13.517       137,524
                             2005        $13.517      $14.023       220,347
                             2006        $14.023      $15.790       267,841
                             2007        $15.790      $16.133       246,982
                             2008        $16.133      $ 9.714       205,707
                             2009        $ 9.714      $12.198       163,749
                             2010        $12.198      $13.862       128,839
                             2011        $13.862      $13.557       105,658
                             2012        $13.557      $15.510        82,324
                             2013        $15.510      $20.001        61,705
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.650      $17.130        48,101
                             2005        $17.130      $18.440       100,152
                             2006        $18.440      $20.745        99,257
                             2007        $20.745      $20.067        96,136
                             2008        $20.067      $12.205        81,411
                             2009        $12.205      $16.391        66,703
                             2010        $16.391      $19.790        52,292
                             2011        $19.790      $18.954        42,979
                             2012        $18.954      $21.880        33,688
                             2013        $21.880      $30.188        22,892

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.508        86,150
                             2010        $12.508      $13.818        71,174
                             2011        $13.818      $13.818        56,271
                             2012        $13.818      $16.173        40,108
                             2013        $16.173      $21.012        33,311
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.072      $12.816        73,484
                             2005        $12.816      $13.077        91,875
                             2006        $13.077      $14.360        90,231
                             2007        $14.360      $14.222        96,261
                             2008        $14.222      $ 8.271        75,553
                             2009        $ 8.271      $10.194        64,248
                             2010        $10.194      $11.084        54,814
                             2011        $11.084      $11.176        44,860
                             2012        $11.176      $12.339        40,504
                             2013        $12.339      $14.296        34,487
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.421      $13.297        34,170
                             2005        $13.297      $13.956        41,881
                             2006        $13.956      $15.453        60,615
                             2007        $15.453      $15.605        43,781
                             2008        $15.605      $10.208        29,807
                             2009        $10.208      $13.541        28,411
                             2010        $13.541      $15.237        20,653
                             2011        $15.237      $14.887        16,742
                             2012        $14.887      $16.679        11,392
                             2013        $16.679      $19.554        10,095
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.238      $11.868        40,280
                             2005        $11.868      $13.181        37,614
                             2006        $13.181      $13.294        18,764
                             2007        $13.294      $12.963        18,138
                             2008        $12.963      $10.547        10,577
                             2009        $10.547      $13.038        10,326
                             2010        $13.038      $13.107         9,565
                             2011        $13.107      $12.709         9,334
                             2012        $12.709      $15.244         8,493
                             2013        $15.244      $21.188         8,216
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.045      $16.755        11,257
                             2005        $16.755      $17.849        10,843
                             2006        $17.849      $22.247        10,360
                             2007        $22.247      $26.178         6,476
                             2008        $26.178      $17.852         3,613
                             2009        $17.852      $18.803         3,221
                             2010        $18.803      $18.786         2,179
                             2011        $18.786      $17.435         1,303
                             2012        $17.435      $17.966           750
                             2013        $17.966      $20.062           642

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.493      $14.709        91,586
                             2005        $14.709      $15.186        99,147
                             2006        $15.186      $17.270        80,694
                             2007        $17.270      $15.919        50,554
                             2008        $15.919      $ 9.574        36,588
                             2009        $ 9.574      $12.193        33,424
                             2010        $12.193      $13.683        28,080
                             2011        $13.683      $12.802        23,449
                             2012        $12.802      $14.963        19,816
                             2013        $14.963      $19.918        17,367
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.333      $14.460        86,839
                             2005        $14.460      $14.626       103,679
                             2006        $14.626      $15.861        90,218
                             2007        $15.861      $15.994        58,012
                             2008        $15.994      $11.601        42,191
                             2009        $11.601      $17.094        35,972
                             2010        $17.094      $19.126        27,719
                             2011        $19.126      $19.095        23,290
                             2012        $19.095      $21.732        21,294
                             2013        $21.732      $22.996        20,441
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.433      $10.689       121,090
                             2005        $10.689      $10.736       217,515
                             2006        $10.736      $11.009       273,762
                             2007        $11.009      $11.364       261,358
                             2008        $11.364      $ 8.482       187,980
                             2009        $ 8.482      $12.204       155,591
                             2010        $12.204      $13.155       137,161
                             2011        $13.155      $13.553       112,600
                             2012        $13.553      $14.725        98,649
                             2013        $14.725      $14.717        82,063
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.370      $15.242        44,477
                             2005        $15.242      $16.778        61,105
                             2006        $16.778      $21.025        77,418
                             2007        $21.025      $22.352        85,822
                             2008        $22.352      $12.291        61,309
                             2009        $12.291      $15.029        55,998
                             2010        $15.029      $16.223        42,193
                             2011        $16.223      $13.221        42,047
                             2012        $13.221      $15.814        35,177
                             2013        $15.814      $19.870        31,047

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.980      $14.344        15,786
                             2005        $14.344      $15.313        22,962
                             2006        $15.313      $17.118        31,435
                             2007        $17.118      $15.925        30,857
                             2008        $15.925      $ 9.445        20,921
                             2009        $ 9.445      $12.123        20,742
                             2010        $12.123      $13.549        18,153
                             2011        $13.549      $13.299        13,109
                             2012        $13.299      $15.243        12,056
                             2013        $15.243      $20.208        10,975
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.844      $ 9.721       101,571
                             2005        $ 9.721      $ 9.779       152,666
                             2006        $ 9.779      $10.017       361,573
                             2007        $10.017      $10.297       440,143
                             2008        $10.297      $10.362       253,914
                             2009        $10.362      $10.187       299,181
                             2010        $10.187      $ 9.998       235,439
                             2011        $ 9.998      $ 9.811       185,102
                             2012        $ 9.811      $ 9.626       195,023
                             2013        $ 9.626      $ 9.445       202,977
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.484      $14.592        23,310
                             2005        $14.592      $15.750        21,483
                             2006        $15.750      $16.775        10,779
                             2007        $16.775      $17.401         1,436
                             2008        $17.401      $10.457         1,354
                             2009        $10.457      $13.556         1,340
                             2010        $13.556      $15.902         8,696
                             2011        $15.902      $14.809         5,123
                             2012        $14.809      $16.963         4,553
                             2013        $16.963      $22.707         4,319
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.560      $16.489        31,282
                             2005        $16.489      $17.132        75,938
                             2006        $17.132      $19.501       107,474
                             2007        $19.501      $18.195       106,073
                             2008        $18.195      $ 9.861        99,111
                             2009        $ 9.861      $ 9.281             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.083      $13.807        15,197
                             2005        $13.807      $14.225        14,148
                             2006        $14.225      $15.536         7,965
                             2007        $15.536      $15.326         2,938
                             2008        $15.326      $ 9.240         8,334
                             2009        $ 9.240      $12.074         1,607
                             2010        $12.074      $13.786         1,178
                             2011        $13.786      $13.290         1,134
                             2012        $13.290      $15.374         1,074
                             2013        $15.374      $20.116         1,014
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.549      $15.767        17,896
                             2005        $15.767      $17.349        21,013
                             2006        $17.349      $17.950        12,560
                             2007        $17.950      $18.280        11,929
                             2008        $18.280      $ 9.766         8,243
                             2009        $ 9.766      $13.293         7,996
                             2010        $13.293      $15.159             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.387      $12.764       111,836
                             2005        $12.764      $13.237       119,635
                             2006        $13.237      $13.693       113,668
                             2007        $13.693      $14.174        60,933
                             2008        $14.174      $ 8.756        38,089
                             2009        $ 8.756      $14.080        32,456
                             2010        $14.080      $16.687        28,682
                             2011        $16.687      $13.450        23,752
                             2012        $13.450      $15.073        23,988
                             2013        $15.073      $21.254        19,805
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.861      $14.969        14,959
                             2005        $14.969      $16.470        25,358
                             2006        $16.470      $17.905        27,849
                             2007        $17.905      $18.688        22,251
                             2008        $18.688      $15.588        18,058
                             2009        $15.588      $19.899        16,169
                             2010        $19.899      $21.425        18,257
                             2011        $21.425      $22.468        16,110
                             2012        $22.468      $25.983        14,409
                             2013        $25.983      $23.260        10,953
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.064        11,362
                             2005        $11.064      $12.155        72,263
                             2006        $12.155      $14.491       120,934
                             2007        $14.491      $15.607       126,386
                             2008        $15.607      $10.880       107,259
                             2009        $10.880      $13.830        80,483
                             2010        $13.830      $15.475        65,171
                             2011        $15.475      $16.557        40,097
                             2012        $16.557      $18.776        30,899
                             2013        $18.776      $22.043        26,857

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.741        42,054
                             2005        $10.741      $12.195        72,168
                             2006        $12.195      $12.456        63,726
                             2007        $12.456      $14.896        55,789
                             2008        $14.896      $ 7.426        58,916
                             2009        $ 7.426      $12.061        21,456
                             2010        $12.061      $14.539        19,678
                             2011        $14.539      $13.866        13,332
                             2012        $13.866      $15.559        13,158
                             2013        $15.559      $22.603         9,157
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.716         6,894
                             2005        $10.716      $12.142         7,641
                             2006        $12.142      $12.367         5,919
                             2007        $12.367      $14.760         2,510
                             2008        $14.760      $ 7.335         1,988
                             2009        $ 7.335      $11.884         1,692
                             2010        $11.884      $14.296         1,576
                             2011        $14.296      $13.600         1,555
                             2012        $13.600      $15.217         1,501
                             2013        $15.217      $22.055         1,185
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.813        30,168
                             2007        $ 9.813      $11.803        58,767
                             2008        $11.803      $ 6.158        55,907
                             2009        $ 6.158      $ 9.508        59,236
                             2010        $ 9.508      $12.339        39,204
                             2011        $12.339      $11.238        32,544
                             2012        $11.238      $11.961        27,132
                             2013        $11.961      $16.133        16,609
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.566      $15.831        14,958
                             2005        $15.831      $17.534        16,106
                             2006        $17.534      $19.240        16,458
                             2007        $19.240      $19.433         9,515
                             2008        $19.433      $11.356         7,602
                             2009        $11.356      $16.338         5,609
                             2010        $16.338      $20.287         3,949
                             2011        $20.287      $18.170         3,453
                             2012        $18.170      $20.447         2,900
                             2013        $20.447      $34.371         1,435

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.497      $19.354        47,604
                             2005        $19.354      $22.170        68,844
                             2006        $22.170      $29.946        74,616
                             2007        $29.946      $24.303        74,887
                             2008        $24.303      $14.769        56,202
                             2009        $14.769      $18.618        43,984
                             2010        $18.618      $23.660        33,638
                             2011        $23.660      $24.528        25,408
                             2012        $24.528      $27.823        22,092
                             2013        $27.823      $27.775        17,923
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.865        54,623
                             2005        $ 9.865      $ 9.914        78,315
                             2006        $ 9.914      $10.133       103,626
                             2007        $10.133      $10.383        70,061
                             2008        $10.383      $10.369       204,990
                             2009        $10.369      $10.181             0




* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.75


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.245        1,628
                             2007        $10.245      $11.784        1,628
                             2008        $11.784      $ 6.622        1,628
                             2009        $ 6.622      $ 8.797            0
                             2010        $ 8.797      $10.086            0
                             2011        $10.086      $ 9.615            0
                             2012        $ 9.615      $10.950            0
                             2013        $10.950      $14.062            0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.437            0
                             2007        $10.437      $11.095            0
                             2008        $11.095      $ 8.141            0
                             2009        $ 8.141      $ 9.896            0
                             2010        $ 9.896      $10.921            0
                             2011        $10.921      $10.664            0
                             2012        $10.664      $11.668            0
                             2013        $11.668      $12.952            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.466            0
                             2007        $10.466      $11.285            0
                             2008        $11.285      $ 7.436            0
                             2009        $ 7.436      $ 9.374            0
                             2010        $ 9.374      $10.509            0
                             2011        $10.509      $10.178            0
                             2012        $10.178      $11.284            0
                             2013        $11.284      $12.795            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.475          0
                             2007        $10.475      $11.409          0
                             2008        $11.409      $ 6.917          0
                             2009        $ 6.917      $ 8.897          0
                             2010        $ 8.897      $10.111          0
                             2011        $10.111      $ 9.635          0
                             2012        $ 9.635      $10.882          0
                             2013        $10.882      $12.955          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.327          0
                             2007        $10.327      $10.725          0
                             2008        $10.725      $ 9.391          0
                             2009        $ 9.391      $10.557          0
                             2010        $10.557      $11.103          0
                             2011        $11.103      $11.040          0
                             2012        $11.040      $11.503          0
                             2013        $11.503      $11.867          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.723          0
                             2007        $ 9.723      $11.660          0
                             2008        $11.660      $ 6.315          0
                             2009        $ 6.315      $ 8.943          0
                             2010        $ 8.943      $10.503          0
                             2011        $10.503      $10.346          0
                             2012        $10.346      $11.989          0
                             2013        $11.989      $15.825          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.798          0
                             2007        $10.798      $11.136          0
                             2008        $11.136      $ 6.862          0
                             2009        $ 6.862      $ 8.499          0
                             2010        $ 8.499      $ 9.561          0
                             2011        $ 9.561      $ 9.544          0
                             2012        $ 9.544      $10.821          0
                             2013        $10.821      $13.997          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.855          0
                             2007        $ 9.855      $11.145          0
                             2008        $11.145      $ 6.600          0
                             2009        $ 6.600      $ 9.045          0
                             2010        $ 9.045      $11.403          0
                             2011        $11.403      $ 9.969          0
                             2012        $ 9.969      $11.199          0
                             2013        $11.199      $14.920          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.368      $14.500        3,296
                             2005        $14.500      $14.719        3,246
                             2006        $14.719      $16.853        2,364
                             2007        $16.853      $15.911        1,226
                             2008        $15.911      $10.119        1,299
                             2009        $10.119      $12.558        1,168
                             2010        $12.558      $14.368        1,095
                             2011        $14.368      $14.429          845
                             2012        $14.429      $15.879          434
                             2013        $15.879      $20.181          386
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.214          331
                             2005        $11.214      $11.173        3,228
                             2006        $11.173      $12.956        4,677
                             2007        $12.956      $13.180        5,059
                             2008        $13.180      $ 9.091        4,870
                             2009        $ 9.091      $12.088        4,786
                             2010        $12.088      $13.356        1,785
                             2011        $13.356      $13.410        1,616
                             2012        $13.410      $14.813        1,538
                             2013        $14.813      $16.551        1,525
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.516            0
                             2005        $10.516      $10.422            0
                             2006        $10.422      $11.334            0
                             2007        $11.334      $11.805            0
                             2008        $11.805      $ 7.579            0
                             2009        $ 7.579      $ 9.641            0
                             2010        $ 9.641      $10.550            0
                             2011        $10.550      $10.190            0
                             2012        $10.190      $11.228            0
                             2013        $11.228      $14.163            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.536      $17.639        2,892
                             2005        $17.639      $18.814        2,831
                             2006        $18.814      $21.583        1,460
                             2007        $21.583      $20.659          752
                             2008        $20.659      $13.569          737
                             2009        $13.569      $17.185          716
                             2010        $17.185      $21.608          711
                             2011        $21.608      $20.393          256
                             2012        $20.393      $23.673          242
                             2013        $23.673      $31.626          223

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.516      $16.961            4
                             2005        $16.961      $17.429            4
                             2006        $17.429      $18.578            0
                             2007        $18.578      $20.263            0
                             2008        $20.263      $11.426            0
                             2009        $11.426      $16.086            0
                             2010        $16.086      $20.132            0
                             2011        $20.132      $18.788            0
                             2012        $18.788      $20.422            0
                             2013        $20.422      $27.667            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.228            0
                             2005        $10.228      $10.272            0
                             2006        $10.272      $10.477            0
                             2007        $10.477      $10.952            0
                             2008        $10.952      $11.555            0
                             2009        $11.555      $11.681            0
                             2010        $11.681      $12.060            0
                             2011        $12.060      $12.498            0
                             2012        $12.498      $12.486            0
                             2013        $12.486      $11.970            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.992          264
                             2007        $10.992      $12.055          264
                             2008        $12.055      $ 8.457          264
                             2009        $ 8.457      $10.227            0
                             2010        $10.227      $11.228            0
                             2011        $11.228      $10.685            0
                             2012        $10.685      $11.876            0
                             2013        $11.876      $14.862            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.663      $13.986        3,452
                             2005        $13.986      $15.164        4,085
                             2006        $15.164      $17.603        3,340
                             2007        $17.603      $17.861        2,174
                             2008        $17.861      $11.015        1,865
                             2009        $11.015      $13.614        1,587
                             2010        $13.614      $14.845        1,592
                             2011        $14.845      $14.406        1,555
                             2012        $14.406      $16.138        1,494
                             2013        $16.138      $20.297        1,423

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.844      $20.599          140
                             2005        $20.599      $25.741          111
                             2006        $25.741      $32.334          105
                             2007        $32.334      $40.829          103
                             2008        $40.829      $18.934          107
                             2009        $18.934      $32.046           10
                             2010        $32.046      $36.951            9
                             2011        $36.951      $30.489           11
                             2012        $30.489      $33.832           11
                             2013        $33.832      $32.869            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.574      $15.777        1,313
                             2005        $15.777      $17.045        1,642
                             2006        $17.045      $20.300        2,456
                             2007        $20.300      $22.981        1,852
                             2008        $22.981      $13.435        1,887
                             2009        $13.435      $18.055        1,011
                             2010        $18.055      $19.193          994
                             2011        $19.193      $16.820        1,009
                             2012        $16.820      $19.500          957
                             2013        $19.500      $23.514          916
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.865      $14.475            0
                             2005        $14.475      $13.758            0
                             2006        $13.758      $15.214            0
                             2007        $15.214      $16.559            0
                             2008        $16.559      $17.246            0
                             2009        $17.246      $20.071            0
                             2010        $20.071      $22.525            0
                             2011        $22.525      $21.897            0
                             2012        $21.897      $24.706            0
                             2013        $24.706      $24.621            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.716      $12.268        1,342
                             2005        $12.268      $12.949        1,410
                             2006        $12.949      $13.032        1,207
                             2007        $13.032      $14.905          425
                             2008        $14.905      $ 7.437          415
                             2009        $ 7.437      $12.080          390
                             2010        $12.080      $14.163          386
                             2011        $14.163      $13.001          385
                             2012        $13.001      $14.456          381
                             2013        $14.456      $19.818          354

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.280        1,270
                             2005        $11.280      $12.423          442
                             2006        $12.423      $14.704          398
                             2007        $14.704      $15.548          377
                             2008        $15.548      $ 8.951          507
                             2009        $ 8.951      $12.219          432
                             2010        $12.219      $14.647          401
                             2011        $14.647      $14.496          407
                             2012        $14.496      $16.674            0
                             2013        $16.674      $21.954            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.273            0
                             2005        $11.273      $12.398            0
                             2006        $12.398      $14.665            0
                             2007        $14.665      $15.493            0
                             2008        $15.493      $ 8.899            0
                             2009        $ 8.899      $12.144            0
                             2010        $12.144      $14.550            0
                             2011        $14.550      $14.386            0
                             2012        $14.386      $16.515            0
                             2013        $16.515      $21.690            0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.316            0
                             2005        $11.316      $11.554          499
                             2006        $11.554      $13.148          496
                             2007        $13.148      $12.591          494
                             2008        $12.591      $ 7.926          489
                             2009        $ 7.926      $ 9.981          485
                             2010        $ 9.981      $11.323          482
                             2011        $11.323      $10.870          479
                             2012        $10.870      $12.676          476
                             2013        $12.676      $16.861          474
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.941            0
                             2005        $10.941      $11.521          441
                             2006        $11.521      $12.719          435
                             2007        $12.719      $12.890          434
                             2008        $12.890      $ 9.773          363
                             2009        $ 9.773      $11.738          389
                             2010        $11.738      $12.896          369
                             2011        $12.896      $12.482          347
                             2012        $12.482      $13.755          331
                             2013        $13.755      $16.845          300

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.330      $14.917        4,190
                             2005        $14.917      $16.051        4,064
                             2006        $16.051      $18.254        3,867
                             2007        $18.254      $18.350        3,797
                             2008        $18.350      $12.198        3,504
                             2009        $12.198      $14.845        3,449
                             2010        $14.845      $16.332        3,427
                             2011        $16.332      $15.653        1,265
                             2012        $15.653      $17.551          895
                             2013        $17.551      $23.023          868
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.103          666
                             2005        $11.103      $12.099          623
                             2006        $12.099      $12.449          602
                             2007        $12.449      $14.354          526
                             2008        $14.354      $ 7.483          612
                             2009        $ 7.483      $11.474          509
                             2010        $11.474      $14.321          471
                             2011        $14.321      $12.729          442
                             2012        $12.729      $13.933          439
                             2013        $13.933      $18.664          401
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.353            0
                             2005        $10.353      $10.286            0
                             2006        $10.286      $11.028            0
                             2007        $11.028      $11.482            0
                             2008        $11.482      $ 9.285            0
                             2009        $ 9.285      $12.228            0
                             2010        $12.228      $13.468            0
                             2011        $13.468      $13.786            0
                             2012        $13.786      $15.212            0
                             2013        $15.212      $16.136            0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.902            0
                             2005        $10.902      $11.435          444
                             2006        $11.435      $12.855          431
                             2007        $12.855      $13.452          416
                             2008        $13.452      $ 9.409          380
                             2009        $ 9.409      $11.622          392
                             2010        $11.622      $13.566          351
                             2011        $13.566      $12.706          341
                             2012        $12.706      $13.777          331
                             2013        $13.777      $18.341          276

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.886            0
                             2005        $10.886      $11.022            0
                             2006        $11.022      $12.676            0
                             2007        $12.676      $12.856            0
                             2008        $12.856      $ 8.015            0
                             2009        $ 8.015      $ 9.345            0
                             2010        $ 9.345      $10.759            0
                             2011        $10.759      $ 9.909            0
                             2012        $ 9.909      $10.891            0
                             2013        $10.891      $14.514            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.134            0
                             2005        $11.134      $11.424            0
                             2006        $11.424      $12.087          459
                             2007        $12.087      $14.374          459
                             2008        $14.374      $ 8.704          459
                             2009        $ 8.704      $12.423            0
                             2010        $12.423      $14.975            0
                             2011        $14.975      $13.209            0
                             2012        $13.209      $14.779            0
                             2013        $14.779      $19.866            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.117            0
                             2005        $11.117      $11.799          266
                             2006        $11.799      $12.986          264
                             2007        $12.986      $12.806          262
                             2008        $12.806      $ 7.615          260
                             2009        $ 7.615      $ 9.455          258
                             2010        $ 9.455      $11.630          256
                             2011        $11.630      $10.947          255
                             2012        $10.947      $12.295          253
                             2013        $12.295      $15.713          252
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.268      $12.826        2,327
                             2005        $12.826      $13.190        2,400
                             2006        $13.190      $13.928        1,333
                             2007        $13.928      $15.549          873
                             2008        $15.549      $ 8.285          965
                             2009        $ 8.285      $11.711          879
                             2010        $11.711      $12.534          644
                             2011        $12.534      $12.123          634
                             2012        $12.123      $13.528          638
                             2013        $13.528      $17.170          554

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.071      $14.073        1,221
                             2005        $14.073      $14.307        1,088
                             2006        $14.307      $15.554          627
                             2007        $15.554      $15.782          619
                             2008        $15.782      $ 8.726          413
                             2009        $ 8.726      $10.405          434
                             2010        $10.405      $11.496          431
                             2011        $11.496      $11.317          436
                             2012        $11.317      $12.440            0
                             2013        $12.440      $13.765            0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.101            0
                             2005        $10.101      $10.137            0
                             2006        $10.137      $10.431            0
                             2007        $10.431      $10.646            0
                             2008        $10.646      $ 6.360            0
                             2009        $ 6.360      $ 6.801            0
                             2010        $ 6.801      $ 7.421            0
                             2011        $ 7.421      $ 7.855            0
                             2012        $ 7.855      $ 8.486            0
                             2013        $ 8.486      $ 8.290            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.368      $14.485            0
                             2005        $14.485      $15.907            0
                             2006        $15.907      $16.021            0
                             2007        $16.021      $16.657            0
                             2008        $16.657      $ 8.295            0
                             2009        $ 8.295      $10.758            0
                             2010        $10.758      $13.415            0
                             2011        $13.415      $13.266            0
                             2012        $13.266      $15.110            0
                             2013        $15.110      $20.096            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.209      $16.564          704
                             2005        $16.564      $18.527          680
                             2006        $18.527      $21.324          583
                             2007        $21.324      $22.179          431
                             2008        $22.179      $12.977          166
                             2009        $12.977      $17.733          151
                             2010        $17.733      $20.120            0
                             2011        $20.120      $18.048            0
                             2012        $18.048      $21.405            0
                             2013        $21.405      $26.655            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.115      $12.882        6,403
                             2005        $12.882      $12.946        6,061
                             2006        $12.946      $13.614        3,055
                             2007        $13.614      $14.624        2,575
                             2008        $14.624      $12.263        2,127
                             2009        $12.263      $14.238        2,117
                             2010        $14.238      $16.025        1,966
                             2011        $16.025      $15.817        1,514
                             2012        $15.817      $17.549          390
                             2013        $17.549      $17.145          405
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.935      $13.792          466
                             2005        $13.792      $13.796          463
                             2006        $13.796      $14.777            0
                             2007        $14.777      $14.421            0
                             2008        $14.421      $ 3.030            0
                             2009        $ 3.030      $ 3.742            0
                             2010        $ 3.742      $ 4.199            0
                             2011        $ 4.199      $ 4.013            0
                             2012        $ 4.013      $ 4.446            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.611      $13.498        2,743
                             2005        $13.498      $13.997        2,591
                             2006        $13.997      $15.751        2,060
                             2007        $15.751      $16.085        2,046
                             2008        $16.085      $ 9.680        2,144
                             2009        $ 9.680      $12.150        2,130
                             2010        $12.150      $13.800        1,885
                             2011        $13.800      $13.490          888
                             2012        $13.490      $15.425          517
                             2013        $15.425      $19.881          513
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.637      $17.106        1,048
                             2005        $17.106      $18.405          764
                             2006        $18.405      $20.695          517
                             2007        $20.695      $20.009          511
                             2008        $20.009      $12.163          537
                             2009        $12.163      $16.327          380
                             2010        $16.327      $19.701          359
                             2011        $19.701      $18.860          333
                             2012        $18.860      $21.761          305
                             2013        $21.761      $30.007          245

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.458          449
                             2010        $12.458      $13.757          453
                             2011        $13.757      $13.750          453
                             2012        $13.750      $16.085           22
                             2013        $16.085      $20.886            0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.061      $12.798        3,984
                             2005        $12.798      $13.052        3,849
                             2006        $13.052      $14.326        3,331
                             2007        $14.326      $14.180        2,462
                             2008        $14.180      $ 8.242        2,451
                             2009        $ 8.242      $10.154        2,462
                             2010        $10.154      $11.035        2,453
                             2011        $11.035      $11.121        1,412
                             2012        $11.121      $12.272        1,406
                             2013        $12.272      $14.211        1,414
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.410      $13.278        2,327
                             2005        $13.278      $13.929        2,588
                             2006        $13.929      $15.416        2,580
                             2007        $15.416      $15.559        1,737
                             2008        $15.559      $10.173        1,477
                             2009        $10.173      $13.488        1,456
                             2010        $13.488      $15.169        1,449
                             2011        $15.169      $14.813          943
                             2012        $14.813      $16.588          936
                             2013        $16.588      $19.437          930
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.282      $11.852          483
                             2005        $11.852      $13.156          443
                             2006        $13.156      $13.262          463
                             2007        $13.262      $12.925          504
                             2008        $12.925      $10.510          385
                             2009        $10.510      $12.986          412
                             2010        $12.986      $13.049          197
                             2011        $13.049      $12.645          204
                             2012        $12.645      $15.161          191
                             2013        $15.161      $21.061          177

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.032      $16.732             0
                             2005        $16.732      $17.815             0
                             2006        $17.815      $22.194             0
                             2007        $22.194      $26.101             0
                             2008        $26.101      $17.790             0
                             2009        $17.790      $18.729             0
                             2010        $18.729      $18.702             0
                             2011        $18.702      $17.348             0
                             2012        $17.348      $17.868             0
                             2013        $17.868      $19.942             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.481      $14.688         2,979
                             2005        $14.688      $15.157         2,936
                             2006        $15.157      $17.229         1,219
                             2007        $17.229      $15.872           643
                             2008        $15.872      $ 9.541           715
                             2009        $ 9.541      $12.145           710
                             2010        $12.145      $13.622           741
                             2011        $13.622      $12.738           741
                             2012        $12.738      $14.881           701
                             2013        $14.881      $19.799           659
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.321      $14.440         2,067
                             2005        $14.440      $14.599        19,321
                             2006        $14.599      $15.823        18,522
                             2007        $15.823      $15.948        19,017
                             2008        $15.948      $11.561        18,761
                             2009        $11.561      $17.027        18,223
                             2010        $17.027      $19.041        17,768
                             2011        $19.041      $19.000        17,765
                             2012        $19.000      $21.614        15,639
                             2013        $21.614      $22.859        15,622
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.424      $10.674         5,061
                             2005        $10.674      $10.715         5,373
                             2006        $10.715      $10.983         1,540
                             2007        $10.983      $11.331         1,025
                             2008        $11.331      $ 8.453           784
                             2009        $ 8.453      $12.156           776
                             2010        $12.156      $13.097           762
                             2011        $13.097      $13.486           717
                             2012        $13.486      $14.644           753
                             2013        $14.644      $14.629           832
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.358      $15.220         1,615
                             2005        $15.220      $16.746         1,937
                             2006        $16.746      $20.975         1,510
                             2007        $20.975      $22.286         1,227
                             2008        $22.286      $12.248           401
                             2009        $12.248      $14.969           384
                             2010        $14.969      $16.151           392
                             2011        $16.151      $13.156           413
                             2012        $13.156      $15.727           403
                             2013        $15.727      $19.752           373

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.968      $14.324            0
                             2005        $14.324      $15.284            0
                             2006        $15.284      $17.076            0
                             2007        $17.076      $15.878            0
                             2008        $15.878      $ 9.412          103
                             2009        $ 9.412      $12.075            0
                             2010        $12.075      $13.489            0
                             2011        $13.489      $13.233            0
                             2012        $13.233      $15.160            0
                             2013        $15.160      $20.087            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.835      $ 9.708        2,737
                             2005        $ 9.708      $ 9.761        2,812
                             2006        $ 9.761      $ 9.993        2,609
                             2007        $ 9.993      $10.266        1,980
                             2008        $10.266      $10.326        3,126
                             2009        $10.326      $10.147        3,087
                             2010        $10.147      $ 9.954        3,331
                             2011        $ 9.954      $ 9.762        2,853
                             2012        $ 9.762      $ 9.573          703
                             2013        $ 9.573      $ 9.388          735
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.472      $14.572            0
                             2005        $14.572      $15.720            0
                             2006        $15.720      $16.735            0
                             2007        $16.735      $17.350            0
                             2008        $17.350      $10.421            0
                             2009        $10.421      $13.503            0
                             2010        $13.503      $15.831          654
                             2011        $15.831      $14.735          625
                             2012        $14.735      $16.870          618
                             2013        $16.870      $22.572          590
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.547      $16.466        1,287
                             2005        $16.466      $17.099        1,026
                             2006        $17.099      $19.453          857
                             2007        $19.453      $18.141          537
                             2008        $18.141      $ 9.827          481
                             2009        $ 9.827      $ 9.248            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.072      $13.787            0
                             2005        $13.787      $14.198            0
                             2006        $14.198      $15.499            0
                             2007        $15.499      $15.281            0
                             2008        $15.281      $ 9.209            0
                             2009        $ 9.209      $12.027            0
                             2010        $12.027      $13.725            0
                             2011        $13.725      $13.224            0
                             2012        $13.224      $15.290            0
                             2013        $15.290      $19.996            0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.537      $15.745        1,673
                             2005        $15.745      $17.316        1,617
                             2006        $17.316      $17.907          569
                             2007        $17.907      $18.226          554
                             2008        $18.226      $ 9.732          629
                             2009        $ 9.732      $13.241          647
                             2010        $13.241      $15.093            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.376      $12.746        6,442
                             2005        $12.746      $13.211        5,936
                             2006        $13.211      $13.660        3,934
                             2007        $13.660      $14.133        3,053
                             2008        $14.133      $ 8.726        3,054
                             2009        $ 8.726      $14.025        2,649
                             2010        $14.025      $16.613        2,558
                             2011        $16.613      $13.383        2,646
                             2012        $13.383      $14.990        2,633
                             2013        $14.990      $21.127        2,500
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.848      $14.948          934
                             2005        $14.948      $16.438          853
                             2006        $16.438      $17.862          839
                             2007        $17.862      $18.633          780
                             2008        $18.633      $15.535          681
                             2009        $15.535      $19.821          629
                             2010        $19.821      $21.330          619
                             2011        $21.330      $22.357          484
                             2012        $22.357      $25.841            0
                             2013        $25.841      $23.121            0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.058            0
                             2005        $11.058      $12.143          357
                             2006        $12.143      $14.469          355
                             2007        $14.469      $15.575          353
                             2008        $15.575      $10.852          349
                             2009        $10.852      $13.788          347
                             2010        $13.788      $15.420          344
                             2011        $15.420      $16.490          342
                             2012        $16.490      $18.690          340
                             2013        $18.690      $21.931          339

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.738         856
                             2005        $10.738      $12.184         752
                             2006        $12.184      $12.439           0
                             2007        $12.439      $14.868           0
                             2008        $14.868      $ 7.408           0
                             2009        $ 7.408      $12.027           0
                             2010        $12.027      $14.490           0
                             2011        $14.490      $13.812           0
                             2012        $13.812      $15.490           0
                             2013        $15.490      $22.492           0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.712          82
                             2005        $10.712      $12.131          76
                             2006        $12.131      $12.350          80
                             2007        $12.350      $14.732          71
                             2008        $14.732      $ 7.317          92
                             2009        $ 7.317      $11.850          76
                             2010        $11.850      $14.248          71
                             2011        $14.248      $13.547          72
                             2012        $13.547      $15.150          71
                             2013        $15.150      $21.946           0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2005        $10.000      $10.000           0
                             2006        $10.000      $ 9.809           0
                             2007        $ 9.809      $11.793           0
                             2008        $11.793      $ 6.150           0
                             2009        $ 6.150      $ 9.490           0
                             2010        $ 9.490      $12.310           0
                             2011        $12.310      $11.205           0
                             2012        $11.205      $11.920           0
                             2013        $11.920      $16.070           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.561      $15.818         361
                             2005        $15.818      $17.510         359
                             2006        $17.510      $19.204         357
                             2007        $19.204      $19.387           0
                             2008        $19.387      $11.323           0
                             2009        $11.323      $16.283           0
                             2010        $16.283      $20.208           0
                             2011        $20.208      $18.090           0
                             2012        $18.090      $20.347           0
                             2013        $20.347      $34.184           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.484      $19.327        1,360
                             2005        $19.327      $22.128        1,220
                             2006        $22.128      $29.874        1,114
                             2007        $29.874      $24.232        1,111
                             2008        $24.232      $14.718        1,270
                             2009        $14.718      $18.545        1,095
                             2010        $18.545      $23.555          958
                             2011        $23.555      $24.407          834
                             2012        $24.407      $27.671          372
                             2013        $27.671      $27.609          382
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.860        1,795
                             2005        $ 9.860      $ 9.904        1,761
                             2006        $ 9.904      $10.117        1,804
                             2007        $10.117      $10.362        1,672
                             2008        $10.362      $10.343        1,186
                             2009        $10.343      $10.150            0




* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003 OR WITH THE ENHANCED
 BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.8


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.242         8,349
                             2007        $10.242      $11.774        21,067
                             2008        $11.774      $ 6.613        16,803
                             2009        $ 6.613      $ 8.780        16,911
                             2010        $ 8.780      $10.062        11,791
                             2011        $10.062      $ 9.588         7,876
                             2012        $ 9.588      $10.913         7,020
                             2013        $10.913      $14.007         4,389
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.433             0
                             2007        $10.433      $11.085             0
                             2008        $11.085      $ 8.130             0
                             2009        $ 8.130      $ 9.877         8,807
                             2010        $ 9.877      $10.895         9,885
                             2011        $10.895      $10.633         7,781
                             2012        $10.633      $11.628         7,308
                             2013        $11.628      $12.901         6,852
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.463         6,764
                             2007        $10.463      $11.275        11,814
                             2008        $11.275      $ 7.426        10,842
                             2009        $ 7.426      $ 9.356         4,233
                             2010        $ 9.356      $10.484         4,203
                             2011        $10.484      $10.148         4,170
                             2012        $10.148      $11.246         4,140
                             2013        $11.246      $12.745         4,111

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.472            0
                             2007        $10.472      $11.399            0
                             2008        $11.399      $ 6.907            0
                             2009        $ 6.907      $ 8.881            0
                             2010        $ 8.881      $10.087            0
                             2011        $10.087      $ 9.607            0
                             2012        $ 9.607      $10.845            0
                             2013        $10.845      $12.905            0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.324            0
                             2007        $10.324      $10.716            0
                             2008        $10.716      $ 9.378            0
                             2009        $ 9.378      $10.537            0
                             2010        $10.537      $11.077            0
                             2011        $11.077      $11.008            0
                             2012        $11.008      $11.463            0
                             2013        $11.463      $11.821            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.720            0
                             2007        $ 9.720      $11.650            0
                             2008        $11.650      $ 6.306        2,030
                             2009        $ 6.306      $ 8.926        2,015
                             2010        $ 8.926      $10.478        5,213
                             2011        $10.478      $10.316        7,912
                             2012        $10.316      $11.948        1,972
                             2013        $11.948      $15.763        2,972
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.794            0
                             2007        $10.794      $11.126            0
                             2008        $11.126      $ 6.853        1,020
                             2009        $ 6.853      $ 8.483        1,012
                             2010        $ 8.483      $ 9.539        1,729
                             2011        $ 9.539      $ 9.516          998
                             2012        $ 9.516      $10.784        2,665
                             2013        $10.784      $13.942        1,538
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.852        1,804
                             2007        $ 9.852      $11.135        1,455
                             2008        $11.135      $ 6.591        1,155
                             2009        $ 6.591      $ 9.028        1,044
                             2010        $ 9.028      $11.376        6,236
                             2011        $11.376      $ 9.940        3,312
                             2012        $ 9.940      $11.161        4,941
                             2013        $11.161      $14.862        3,770

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.359      $14.483       109,227
                             2005        $14.483      $14.695       113,871
                             2006        $14.695      $16.817        94,459
                             2007        $16.817      $15.869        79,494
                             2008        $15.869      $10.087        54,943
                             2009        $10.087      $12.511        50,695
                             2010        $12.511      $14.308        46,092
                             2011        $14.308      $14.361        43,340
                             2012        $14.361      $15.796        42,491
                             2013        $15.796      $20.066        38,843
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.210        19,467
                             2005        $11.210      $11.164        93,549
                             2006        $11.164      $12.938       138,742
                             2007        $12.938      $13.155       134,476
                             2008        $13.155      $ 9.070       100,997
                             2009        $ 9.070      $12.054        82,699
                             2010        $12.054      $13.311        63,795
                             2011        $13.311      $13.358        52,594
                             2012        $13.358      $14.748        45,006
                             2013        $14.748      $16.469        44,964
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.515         1,154
                             2005        $10.515      $10.415        37,142
                             2006        $10.415      $11.321        68,499
                             2007        $11.321      $11.786        62,843
                             2008        $11.786      $ 7.562        57,250
                             2009        $ 7.562      $ 9.616        46,229
                             2010        $ 9.616      $10.517        41,250
                             2011        $10.517      $10.153        35,409
                             2012        $10.153      $11.181        30,602
                             2013        $11.181      $14.097        26,396
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.527      $17.619        47,975
                             2005        $17.619      $18.784        55,040
                             2006        $18.784      $21.537        45,665
                             2007        $21.537      $20.604        44,326
                             2008        $20.604      $13.526        31,312
                             2009        $13.526      $17.122        29,105
                             2010        $17.122      $21.518        27,858
                             2011        $21.518      $20.297        24,740
                             2012        $20.297      $23.550        22,665
                             2013        $23.550      $31.446        21,072

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.507      $16.942         6,656
                             2005        $16.942      $17.401         6,326
                             2006        $17.401      $18.538         3,227
                             2007        $18.538      $20.209         1,135
                             2008        $20.209      $11.389         1,076
                             2009        $11.389      $16.027           806
                             2010        $16.027      $20.048           535
                             2011        $20.048      $18.700           528
                             2012        $18.700      $20.316           529
                             2013        $20.316      $27.509           499
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.225           176
                             2005        $10.225      $10.263         1,854
                             2006        $10.263      $10.463         5,117
                             2007        $10.463      $10.931        29,897
                             2008        $10.931      $11.527        55,545
                             2009        $11.527      $11.647        56,721
                             2010        $11.647      $12.019        46,006
                             2011        $12.019      $12.449        50,139
                             2012        $12.449      $12.431        48,844
                             2013        $12.431      $11.911        20,231
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.989         2,210
                             2007        $10.989      $12.045        10,011
                             2008        $12.045      $ 8.446         3,769
                             2009        $ 8.446      $10.208         3,206
                             2010        $10.208      $11.201         6,516
                             2011        $11.201      $10.654         5,097
                             2012        $10.654      $11.836         4,941
                             2013        $11.836      $14.804         7,486
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.656      $13.971       103,523
                             2005        $13.971      $15.139       120,949
                             2006        $15.139      $17.566       141,029
                             2007        $17.566      $17.813       144,092
                             2008        $17.813      $10.980       107,997
                             2009        $10.980      $13.564        96,889
                             2010        $13.564      $14.783        80,057
                             2011        $14.783      $14.338        67,838
                             2012        $14.338      $16.054        64,018
                             2013        $16.054      $20.181        56,748

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.833      $20.576         8,488
                             2005        $20.576      $25.699        12,992
                             2006        $25.699      $32.264        11,880
                             2007        $32.264      $40.721        15,205
                             2008        $40.721      $18.874        14,594
                             2009        $18.874      $31.928        12,136
                             2010        $31.928      $36.796        11,156
                             2011        $36.796      $30.347         2,181
                             2012        $30.347      $33.656         2,425
                             2013        $33.656      $32.682         2,334
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.564      $15.759        24,268
                             2005        $15.759      $17.017        39,542
                             2006        $17.017      $20.256        48,162
                             2007        $20.256      $22.920        52,888
                             2008        $22.920      $13.393        45,770
                             2009        $13.393      $17.989        38,040
                             2010        $17.989      $19.113        24,924
                             2011        $19.113      $16.741        23,418
                             2012        $16.741      $19.399        21,142
                             2013        $19.399      $23.380        11,948
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.857      $14.458         1,903
                             2005        $14.458      $13.735         1,874
                             2006        $13.735      $15.182         1,864
                             2007        $15.182      $16.515           468
                             2008        $16.515      $17.191           286
                             2009        $17.191      $19.997           296
                             2010        $19.997      $22.431           282
                             2011        $22.431      $21.794           198
                             2012        $21.794      $24.578           191
                             2013        $24.578      $24.481           207
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.709      $12.254        22,713
                             2005        $12.254      $12.928        25,995
                             2006        $12.928      $13.004        24,678
                             2007        $13.004      $14.865        51,516
                             2008        $14.865      $ 7.413        25,426
                             2009        $ 7.413      $12.035        24,268
                             2010        $12.035      $14.104        24,885
                             2011        $14.104      $12.940        25,604
                             2012        $12.940      $14.381        24,035
                             2013        $14.381      $19.705        23,280

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.276        20,359
                             2005        $11.276      $12.412        18,928
                             2006        $12.412      $14.684        12,357
                             2007        $14.684      $15.519         8,281
                             2008        $15.519      $ 8.930         6,457
                             2009        $ 8.930      $12.184         7,351
                             2010        $12.184      $14.597         7,173
                             2011        $14.597      $14.439         6,652
                             2012        $14.439      $16.601         8,686
                             2013        $16.601      $21.846         7,752
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.269         3,037
                             2005        $11.269      $12.387         3,525
                             2006        $12.387      $14.645         6,065
                             2007        $14.645      $15.464         6,086
                             2008        $15.464      $ 8.878         5,850
                             2009        $ 8.878      $12.109         5,488
                             2010        $12.109      $14.501         4,146
                             2011        $14.501      $14.330         1,407
                             2012        $14.330      $16.442         1,316
                             2013        $16.442      $21.584         1,150
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.312         7,566
                             2005        $11.312      $11.544        47,008
                             2006        $11.544      $13.130        35,292
                             2007        $13.130      $12.568        29,966
                             2008        $12.568      $ 7.907        52,497
                             2009        $ 7.907      $ 9.952        26,162
                             2010        $ 9.952      $11.285        23,123
                             2011        $11.285      $10.827        19,409
                             2012        $10.827      $12.620        16,162
                             2013        $12.620      $16.779        13,667
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.937         9,093
                             2005        $10.937      $11.511         9,664
                             2006        $11.511      $12.702        11,816
                             2007        $12.702      $12.866        11,931
                             2008        $12.866      $ 9.750         8,295
                             2009        $ 9.750      $11.705        11,744
                             2010        $11.705      $12.852         7,746
                             2011        $12.852      $12.433         5,036
                             2012        $12.433      $13.695         5,086
                             2013        $13.695      $16.762         4,941

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.322      $14.901        28,675
                             2005        $14.901      $16.024        35,330
                             2006        $16.024      $18.215        54,811
                             2007        $18.215      $18.301        61,816
                             2008        $18.301      $12.159        20,862
                             2009        $12.159      $14.790        18,365
                             2010        $14.790      $16.264        16,782
                             2011        $16.264      $15.580        28,572
                             2012        $15.580      $17.460        29,715
                             2013        $17.460      $22.891        27,427
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.100         7,590
                             2005        $11.100      $12.088        14,568
                             2006        $12.088      $12.432         5,685
                             2007        $12.432      $14.327         5,481
                             2008        $14.327      $ 7.465         4,918
                             2009        $ 7.465      $11.441         3,625
                             2010        $11.441      $14.272         3,507
                             2011        $14.272      $12.679         3,497
                             2012        $12.679      $13.871         3,499
                             2013        $13.871      $18.572         3,255
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.352             0
                             2005        $10.352      $10.279        11,747
                             2006        $10.279      $11.015        33,173
                             2007        $11.015      $11.463        37,013
                             2008        $11.463      $ 9.265        33,186
                             2009        $ 9.265      $12.196        48,968
                             2010        $12.196      $13.425        33,317
                             2011        $13.425      $13.735        17,042
                             2012        $13.735      $15.148        16,539
                             2013        $15.148      $16.060        15,583
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.901         1,104
                             2005        $10.901      $11.427         3,666
                             2006        $11.427      $12.840         5,910
                             2007        $12.840      $13.429         6,924
                             2008        $13.429      $ 9.388         6,672
                             2009        $ 9.388      $11.591         6,589
                             2010        $11.591      $13.523         6,328
                             2011        $13.523      $12.659         6,118
                             2012        $12.659      $13.719         4,929
                             2013        $13.719      $18.255           444

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.885         2,680
                             2005        $10.885      $11.015         6,703
                             2006        $11.015      $12.662        12,101
                             2007        $12.662      $12.835        12,806
                             2008        $12.835      $ 7.998        12,188
                             2009        $ 7.998      $ 9.320        14,539
                             2010        $ 9.320      $10.725        14,045
                             2011        $10.725      $ 9.873        14,659
                             2012        $ 9.873      $10.845        14,461
                             2013        $10.845      $14.446        10,025
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.133         1,325
                             2005        $11.133      $11.417         4,636
                             2006        $11.417      $12.073         7,789
                             2007        $12.073      $14.350        11,280
                             2008        $14.350      $ 8.685         6,646
                             2009        $ 8.685      $12.390         4,695
                             2010        $12.390      $14.927         4,312
                             2011        $14.927      $13.161         3,925
                             2012        $13.161      $14.717         3,212
                             2013        $14.717      $19.772         2,976
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.116         6,288
                             2005        $11.116      $11.791        49,961
                             2006        $11.791      $12.971        64,141
                             2007        $12.971      $12.785        70,453
                             2008        $12.785      $ 7.599        52,425
                             2009        $ 7.599      $ 9.430        48,096
                             2010        $ 9.430      $11.593        43,844
                             2011        $11.593      $10.907        38,770
                             2012        $10.907      $12.244        35,475
                             2013        $12.244      $15.639        28,419
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.264      $12.815        55,273
                             2005        $12.815      $13.172        64,277
                             2006        $13.172      $13.902        62,970
                             2007        $13.902      $15.512        40,474
                             2008        $15.512      $ 8.261        32,399
                             2009        $ 8.261      $11.671        27,657
                             2010        $11.671      $12.485        22,435
                             2011        $12.485      $12.069        19,331
                             2012        $12.069      $13.462        17,287
                             2013        $13.462      $17.077        13,868

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.063      $14.057        55,093
                             2005        $14.057      $14.284        33,413
                             2006        $14.284      $15.521        24,243
                             2007        $15.521      $15.740        21,953
                             2008        $15.740      $ 8.698        20,542
                             2009        $ 8.698      $10.366        18,169
                             2010        $10.366      $11.448        17,402
                             2011        $11.448      $11.264        14,697
                             2012        $11.264      $12.376        14,679
                             2013        $12.376      $13.686        13,661
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.100             0
                             2005        $10.100      $10.130         1,655
                             2006        $10.130      $10.419        11,977
                             2007        $10.419      $10.628        16,100
                             2008        $10.628      $ 6.346        13,457
                             2009        $ 6.346      $ 6.783        14,146
                             2010        $ 6.783      $ 7.398        11,265
                             2011        $ 7.398      $ 7.826         6,780
                             2012        $ 7.826      $ 8.450         8,651
                             2013        $ 8.450      $ 8.251         9,453
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.361      $14.469        11,487
                             2005        $14.469      $15.881        16,172
                             2006        $15.881      $15.986        14,857
                             2007        $15.986      $16.612        21,826
                             2008        $16.612      $ 8.269        21,237
                             2009        $ 8.269      $10.719        21,317
                             2010        $10.719      $13.359        20,854
                             2011        $13.359      $13.203        18,927
                             2012        $13.203      $15.032        18,436
                             2013        $15.032      $19.981        18,080
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.200      $16.545        30,535
                             2005        $16.545      $18.497        26,045
                             2006        $18.497      $21.278        26,606
                             2007        $21.278      $22.120        16,588
                             2008        $22.120      $12.936        12,950
                             2009        $12.936      $17.668         8,435
                             2010        $17.668      $20.036         7,870
                             2011        $20.036      $17.963         6,826
                             2012        $17.963      $21.293         6,393
                             2013        $21.293      $26.503         4,698

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.108      $12.868        80,666
                             2005        $12.868      $12.925       114,915
                             2006        $12.925      $13.585       120,111
                             2007        $13.585      $14.585        98,494
                             2008        $14.585      $12.224        73,208
                             2009        $12.224      $14.186        70,528
                             2010        $14.186      $15.958        60,264
                             2011        $15.958      $15.743        48,359
                             2012        $15.743      $17.458        48,928
                             2013        $17.458      $17.047        46,252
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.927      $13.776        29,027
                             2005        $13.776      $13.773        30,149
                             2006        $13.773      $14.746        29,398
                             2007        $14.746      $14.383        27,217
                             2008        $14.383      $ 3.020        36,485
                             2009        $ 3.020      $ 3.728        43,853
                             2010        $ 3.728      $ 4.182        39,511
                             2011        $ 4.182      $ 3.994        37,859
                             2012        $ 3.994      $ 4.423             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.604      $13.482        57,144
                             2005        $13.482      $13.974        86,787
                             2006        $13.974      $15.718        90,105
                             2007        $15.718      $16.043        88,455
                             2008        $16.043      $ 9.650        76,397
                             2009        $ 9.650      $12.105        74,565
                             2010        $12.105      $13.742        69,472
                             2011        $13.742      $13.427        65,423
                             2012        $13.427      $15.345        62,431
                             2013        $15.345      $19.768        55,407
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.628      $17.087        25,997
                             2005        $17.087      $18.375        22,447
                             2006        $18.375      $20.650        26,846
                             2007        $20.650      $19.955        17,283
                             2008        $19.955      $12.125        15,428
                             2009        $12.125      $16.267        14,004
                             2010        $16.267      $19.619        10,738
                             2011        $19.619      $18.771         9,907
                             2012        $18.771      $21.648         7,960
                             2013        $21.648      $29.836         9,461

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.412        21,105
                             2010        $12.412      $13.699        17,892
                             2011        $13.699      $13.685        15,566
                             2012        $13.685      $16.001        15,820
                             2013        $16.001      $20.767        12,933
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.054      $12.784        33,855
                             2005        $12.784      $13.031        33,177
                             2006        $13.031      $14.295        32,030
                             2007        $14.295      $14.143        26,082
                             2008        $14.143      $ 8.216        13,669
                             2009        $ 8.216      $10.117        11,649
                             2010        $10.117      $10.989         9,930
                             2011        $10.989      $11.069         9,084
                             2012        $11.069      $12.208         9,800
                             2013        $12.208      $14.130         9,341
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.402      $13.263         4,618
                             2005        $13.263      $13.906         4,589
                             2006        $13.906      $15.383         5,394
                             2007        $15.383      $15.518        13,028
                             2008        $15.518      $10.141         9,407
                             2009        $10.141      $13.438         2,884
                             2010        $13.438      $15.106         2,622
                             2011        $15.106      $14.744         2,165
                             2012        $14.744      $16.502         1,553
                             2013        $16.502      $19.326           710
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.275      $11.838        14,033
                             2005        $11.838      $13.135        12,390
                             2006        $13.135      $13.234        11,694
                             2007        $13.234      $12.891         9,373
                             2008        $12.891      $10.477         7,694
                             2009        $10.477      $12.939         7,464
                             2010        $12.939      $12.994         7,462
                             2011        $12.994      $12.586         7,361
                             2012        $12.586      $15.082         7,198
                             2013        $15.082      $20.941         6,698
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.023      $16.713         1,952
                             2005        $16.713      $17.786         2,417
                             2006        $17.786      $22.146         2,097
                             2007        $22.146      $26.032         2,047
                             2008        $26.032      $17.734         1,355
                             2009        $17.734      $18.660         1,325
                             2010        $18.660      $18.624         1,255
                             2011        $18.624      $17.267         1,212
                             2012        $17.267      $17.775         1,178
                             2013        $17.775      $19.829           412

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.472      $14.671        30,215
                             2005        $14.671      $15.132        27,204
                             2006        $15.132      $17.192        20,592
                             2007        $17.192      $15.830        13,453
                             2008        $15.830      $ 9.511         8,550
                             2009        $ 9.511      $12.101         7,896
                             2010        $12.101      $13.565         1,536
                             2011        $13.565      $12.679         1,507
                             2012        $12.679      $14.804         1,304
                             2013        $14.804      $19.686           950
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.312      $14.423        20,210
                             2005        $14.423      $14.575        27,501
                             2006        $14.575      $15.789        34,430
                             2007        $15.789      $15.905        27,408
                             2008        $15.905      $11.525        18,832
                             2009        $11.525      $16.964        16,426
                             2010        $16.964      $18.962        14,287
                             2011        $18.962      $18.911        11,566
                             2012        $18.911      $21.501        10,849
                             2013        $21.501      $22.729        12,665
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.417      $10.662        78,829
                             2005        $10.662      $10.697       106,842
                             2006        $10.697      $10.959       121,324
                             2007        $10.959      $11.301        78,045
                             2008        $11.301      $ 8.426        56,342
                             2009        $ 8.426      $12.111        49,632
                             2010        $12.111      $13.042        63,947
                             2011        $13.042      $13.423        57,158
                             2012        $13.423      $14.568        27,291
                             2013        $14.568      $14.545        25,534
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.350      $15.203        20,950
                             2005        $15.203      $16.719        21,198
                             2006        $16.719      $20.930        21,423
                             2007        $20.930      $22.227        19,093
                             2008        $22.227      $12.210        14,119
                             2009        $12.210      $14.914        13,920
                             2010        $14.914      $16.083        13,542
                             2011        $16.083      $13.094        12,089
                             2012        $13.094      $15.646        10,912
                             2013        $15.646      $19.639         8,782

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.960      $14.308        11,443
                             2005        $14.308      $15.259        11,807
                             2006        $15.259      $17.040        11,544
                             2007        $17.040      $15.836        10,778
                             2008        $15.836      $ 9.382         9,692
                             2009        $ 9.382      $12.030         9,626
                             2010        $12.030      $13.432         9,588
                             2011        $13.432      $13.171         9,492
                             2012        $13.171      $15.081         8,788
                             2013        $15.081      $19.973         8,050
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.829      $ 9.697        92,625
                             2005        $ 9.697      $ 9.745       120,835
                             2006        $ 9.745      $ 9.971       125,915
                             2007        $ 9.971      $10.239       113,685
                             2008        $10.239      $10.293        95,120
                             2009        $10.293      $10.109       132,432
                             2010        $10.109      $ 9.912        95,806
                             2011        $ 9.912      $ 9.716        70,871
                             2012        $ 9.716      $ 9.523        62,487
                             2013        $ 9.523      $ 9.335        58,879
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.463      $14.556         9,967
                             2005        $14.556      $15.694        10,189
                             2006        $15.694      $16.699        10,261
                             2007        $16.699      $17.304         9,259
                             2008        $17.304      $10.388         9,099
                             2009        $10.388      $13.453         7,714
                             2010        $13.453      $15.765        15,399
                             2011        $15.765      $14.666        13,139
                             2012        $14.666      $16.783        12,293
                             2013        $16.783      $22.443        10,462
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.539      $16.447        17,723
                             2005        $16.447      $17.071        23,253
                             2006        $17.071      $19.412        25,548
                             2007        $19.412      $18.093        22,953
                             2008        $18.093      $ 9.796        23,236
                             2009        $ 9.796      $ 9.219             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.064      $13.772         8,928
                             2005        $13.772      $14.175         9,112
                             2006        $14.175      $15.465         9,088
                             2007        $15.465      $15.241         6,869
                             2008        $15.241      $ 9.179         6,038
                             2009        $ 9.179      $11.982         3,823
                             2010        $11.982      $13.667         3,727
                             2011        $13.667      $13.162         3,700
                             2012        $13.162      $15.211         3,622
                             2013        $15.211      $19.882         3,521
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.529      $15.727        16,390
                             2005        $15.727      $17.288        11,948
                             2006        $17.288      $17.868         9,085
                             2007        $17.868      $18.178         8,004
                             2008        $18.178      $ 9.701         7,870
                             2009        $ 9.701      $13.192         7,119
                             2010        $13.192      $15.032             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.368      $12.732        59,140
                             2005        $12.732      $13.190        47,884
                             2006        $13.190      $13.631        32,555
                             2007        $13.631      $14.095        15,742
                             2008        $14.095      $ 8.699        13,149
                             2009        $ 8.699      $13.973        10,312
                             2010        $13.973      $16.544         9,649
                             2011        $16.544      $13.321         9,087
                             2012        $13.321      $14.912         8,522
                             2013        $14.912      $21.007         8,120
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.840      $14.932         4,599
                             2005        $14.932      $16.411         9,801
                             2006        $16.411      $17.824         5,072
                             2007        $17.824      $18.584         5,129
                             2008        $18.584      $15.486         3,333
                             2009        $15.486      $19.748        17,710
                             2010        $19.748      $21.241        15,578
                             2011        $21.241      $22.252        15,407
                             2012        $22.252      $25.707         3,415
                             2013        $25.707      $22.989         2,474
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.052         2,621
                             2005        $11.052      $12.131        16,699
                             2006        $12.131      $14.447        24,446
                             2007        $14.447      $15.543        16,771
                             2008        $15.543      $10.825        33,803
                             2009        $10.825      $13.746        13,325
                             2010        $13.746      $15.365        12,183
                             2011        $15.365      $16.423        10,657
                             2012        $16.423      $18.605        10,199
                             2013        $18.605      $21.820        12,451

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.734        16,233
                             2005        $10.734      $12.174        18,196
                             2006        $12.174      $12.422        14,406
                             2007        $12.422      $14.840        11,317
                             2008        $14.840      $ 7.390        12,972
                             2009        $ 7.390      $11.992         9,169
                             2010        $11.992      $14.441         7,921
                             2011        $14.441      $13.758        14,655
                             2012        $13.758      $15.422        14,441
                             2013        $15.422      $22.381         8,294
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.709         4,820
                             2005        $10.709      $12.121         6,583
                             2006        $12.121      $12.333         6,509
                             2007        $12.333      $14.705         6,024
                             2008        $14.705      $ 7.300        10,574
                             2009        $ 7.300      $11.816         5,881
                             2010        $11.816      $14.199         1,740
                             2011        $14.199      $13.494         1,641
                             2012        $13.494      $15.083         1,577
                             2013        $15.083      $21.839             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.806         3,567
                             2007        $ 9.806      $11.783        16,833
                             2008        $11.783      $ 6.142        12,954
                             2009        $ 6.142      $ 9.473         9,275
                             2010        $ 9.473      $12.280         6,938
                             2011        $12.280      $11.173         2,145
                             2012        $11.173      $11.880         1,794
                             2013        $11.880      $16.008         1,446
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.556      $15.804        10,396
                             2005        $15.804      $17.487        13,315
                             2006        $17.487      $19.168         6,208
                             2007        $19.168      $19.341         6,492
                             2008        $19.341      $11.291         7,929
                             2009        $11.291      $16.228         5,873
                             2010        $16.228      $20.129         2,621
                             2011        $20.129      $18.010         2,616
                             2012        $18.010      $20.247         3,046
                             2013        $20.247      $33.999         1,388

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.475      $10.305        26,449
                             2005        $19.305      $22.091        41,004
                             2006        $22.091      $29.810        37,124
                             2007        $29.810      $24.167        24,342
                             2008        $24.167      $14.671        18,591
                             2009        $14.671      $18.476        17,145
                             2010        $18.476      $23.456        13,316
                             2011        $23.456      $24.292        11,372
                             2012        $24.292      $27.527        11,061
                             2013        $27.527      $27.452        11,047
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.855        24,474
                             2005        $ 9.855      $ 9.894        87,757
                             2006        $ 9.894      $10.102        58,215
                             2007        $10.102      $10.341        31,920
                             2008        $10.341      $10.317        18,841
                             2009        $10.317      $10.119             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED
  BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.85


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.238          0
                             2007        $10.238      $11.764          0
                             2008        $11.764      $ 6.604          0
                             2009        $ 6.604      $ 8.764          0
                             2010        $ 8.764      $10.038          0
                             2011        $10.038      $ 9.560          0
                             2012        $ 9.560      $10.876          0
                             2013        $10.876      $13.952          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.429          0
                             2007        $10.429      $11.076          0
                             2008        $11.076      $ 8.119          0
                             2009        $ 8.119      $ 9.859          0
                             2010        $ 9.859      $10.869          0
                             2011        $10.869      $10.603          0
                             2012        $10.603      $11.589          0
                             2013        $11.589      $12.851          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.459          0
                             2007        $10.459      $11.266          0
                             2008        $11.266      $ 7.416          0
                             2009        $ 7.416      $ 9.338          0
                             2010        $ 9.338      $10.459          0
                             2011        $10.459      $10.119          0
                             2012        $10.119      $11.207          0
                             2013        $11.207      $12.695          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.468          0
                             2007        $10.468      $11.389          0
                             2008        $11.389      $ 6.898          0
                             2009        $ 6.898      $ 8.864          0
                             2010        $ 8.864      $10.063          0
                             2011        $10.063      $ 9.579          0
                             2012        $ 9.579      $10.808          0
                             2013        $10.808      $12.854          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.320          0
                             2007        $10.320      $10.707          0
                             2008        $10.707      $ 9.366          0
                             2009        $ 9.366      $10.518          0
                             2010        $10.518      $11.051          0
                             2011        $11.051      $10.976          0
                             2012        $10.976      $11.424          0
                             2013        $11.424      $11.774          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.716          0
                             2007        $ 9.716      $11.640          0
                             2008        $11.640      $ 6.297          0
                             2009        $ 6.297      $ 8.909          0
                             2010        $ 8.909      $10.453          0
                             2011        $10.453      $10.286          0
                             2012        $10.286      $11.907          0
                             2013        $11.907      $15.702          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.791          0
                             2007        $10.791      $11.117          0
                             2008        $11.117      $ 6.843          0
                             2009        $ 6.843      $ 8.467          0
                             2010        $ 8.467      $ 9.516          0
                             2011        $ 9.516      $ 9.488          0
                             2012        $ 9.488      $10.747          0
                             2013        $10.747      $13.888          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.848          0
                             2007        $ 9.848      $11.126          0
                             2008        $11.126      $ 6.582          0
                             2009        $ 6.582      $ 9.011          0
                             2010        $ 9.011      $11.349          0
                             2011        $11.349      $ 9.911          0
                             2012        $ 9.911      $11.123          0
                             2013        $11.123      $14.804          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.355      $14.471        3,311
                             2005        $14.471      $14.675        3,335
                             2006        $14.675      $16.785        1,929
                             2007        $16.785      $15.831        2,036
                             2008        $15.831      $10.058        2,014
                             2009        $10.058      $12.469        2,121
                             2010        $12.469      $14.252        2,062
                             2011        $14.252      $14.298        1,891
                             2012        $14.298      $15.719        1,845
                             2013        $15.719      $19.957        1,828
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.206            0
                             2005        $11.206      $11.154            0
                             2006        $11.154      $12.920            0
                             2007        $12.920      $13.131            0
                             2008        $13.131      $ 9.048            0
                             2009        $ 9.048      $12.019            0
                             2010        $12.019      $13.266            0
                             2011        $13.266      $13.306            0
                             2012        $13.306      $14.683            0
                             2013        $14.683      $16.388            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.513            0
                             2005        $10.513      $10.409            0
                             2006        $10.409      $11.308            0
                             2007        $11.308      $11.766            0
                             2008        $11.766      $ 7.546            0
                             2009        $ 7.546      $ 9.590            0
                             2010        $ 9.590      $10.483            0
                             2011        $10.483      $10.115            0
                             2012        $10.115      $11.134            0
                             2013        $11.134      $14.030            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.522      $17.604        4,853
                             2005        $17.604      $18.758        4,494
                             2006        $18.758      $21.497        4,065
                             2007        $21.497      $20.555        2,263
                             2008        $20.555      $13.487        2,882
                             2009        $13.487      $17.064        2,531
                             2010        $17.064      $21.434        2,493
                             2011        $21.434      $20.208        2,472
                             2012        $20.208      $23.434        2,252
                             2013        $23.434      $31.275          985

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.501      $16.928           0
                             2005        $16.928      $17.377           0
                             2006        $17.377      $18.503           0
                             2007        $18.503      $20.161           0
                             2008        $20.161      $11.357           0
                             2009        $11.357      $15.973           0
                             2010        $15.973      $19.969           0
                             2011        $19.969      $18.618           0
                             2012        $18.618      $20.216           0
                             2013        $20.216      $27.360           0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.221           0
                             2005        $10.221      $10.254           0
                             2006        $10.254      $10.449           0
                             2007        $10.449      $10.911           0
                             2008        $10.911      $11.500           0
                             2009        $11.500      $11.614           0
                             2010        $11.614      $11.978           0
                             2011        $11.978      $12.401           0
                             2012        $12.401      $12.376           0
                             2013        $12.376      $11.853           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.985           0
                             2007        $10.985      $12.034           0
                             2008        $12.034      $ 8.434           0
                             2009        $ 8.434      $10.189           0
                             2010        $10.189      $11.174           0
                             2011        $11.174      $10.623           0
                             2012        $10.623      $11.796           0
                             2013        $11.796      $14.746           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.651      $13.959         224
                             2005        $13.959      $15.118         208
                             2006        $15.118      $17.533         193
                             2007        $17.533      $17.771         182
                             2008        $17.771      $10.948         167
                             2009        $10.948      $13.518         174
                             2010        $13.518      $14.725         176
                             2011        $14.725      $14.275         172
                             2012        $14.275      $15.975         162
                             2013        $15.975      $20.072         156

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.828      $20.558            0
                             2005        $20.558      $25.664           53
                             2006        $25.664      $32.204          523
                             2007        $32.204      $40.624          425
                             2008        $40.624      $18.820          464
                             2009        $18.820      $31.819          413
                             2010        $31.819      $36.653          372
                             2011        $36.653      $30.213          417
                             2012        $30.213      $33.490          438
                             2013        $33.490      $32.504          519
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.561      $15.746            0
                             2005        $15.746      $16.994          237
                             2006        $16.994      $20.219        1,672
                             2007        $20.219      $22.865        1,634
                             2008        $22.865      $13.354        1,550
                             2009        $13.354      $17.927        1,474
                             2010        $17.927      $19.038        1,551
                             2011        $19.038      $16.667        1,578
                             2012        $16.667      $19.303        1,649
                             2013        $19.303      $23.253        1,595
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.853      $14.446            0
                             2005        $14.446      $13.716            0
                             2006        $13.716      $15.154            0
                             2007        $15.154      $16.476            0
                             2008        $16.476      $17.142            0
                             2009        $17.142      $19.929            0
                             2010        $19.929      $22.344            0
                             2011        $22.344      $21.698            0
                             2012        $21.698      $24.457            0
                             2013        $24.457      $24.348            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.705      $12.243            0
                             2005        $12.243      $12.911            0
                             2006        $12.911      $12.980            0
                             2007        $12.980      $14.830            0
                             2008        $14.830      $ 7.392            0
                             2009        $ 7.392      $11.994            0
                             2010        $11.994      $14.049            0
                             2011        $14.049      $12.883            0
                             2012        $12.883      $14.311            0
                             2013        $14.311      $19.598            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.272        2,294
                             2005        $11.272      $12.402        2,276
                             2006        $12.402      $14.664        2,222
                             2007        $14.664      $15.490           54
                             2008        $15.490      $ 8.909           55
                             2009        $ 8.909      $12.149           61
                             2010        $12.149      $14.548           59
                             2011        $14.548      $14.383           59
                             2012        $14.383      $16.527           52
                             2013        $16.527      $21.738            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.265            0
                             2005        $11.265      $12.377            0
                             2006        $12.377      $14.626            0
                             2007        $14.626      $15.435            0
                             2008        $15.435      $ 8.857            0
                             2009        $ 8.857      $12.074            0
                             2010        $12.074      $14.451            0
                             2011        $14.451      $14.274            0
                             2012        $14.274      $16.370            0
                             2013        $16.370      $21.477            0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.309            0
                             2005        $11.309      $11.534          644
                             2006        $11.534      $13.112            0
                             2007        $13.112      $12.544            0
                             2008        $12.544      $ 7.889            0
                             2009        $ 7.889      $ 9.923            0
                             2010        $ 9.923      $11.246            0
                             2011        $11.246      $10.785            0
                             2012        $10.785      $12.564            0
                             2013        $12.564      $16.696            0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.933            0
                             2005        $10.933      $11.501            0
                             2006        $11.501      $12.684            0
                             2007        $12.684      $12.842            0
                             2008        $12.842      $ 9.726            0
                             2009        $ 9.726      $11.671            0
                             2010        $11.671      $12.808            0
                             2011        $12.808      $12.384            0
                             2012        $12.384      $13.634            0
                             2013        $13.634      $16.680            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.317      $14.888            0
                             2005        $14.888      $16.003            0
                             2006        $16.003      $18.181            0
                             2007        $18.181      $18.258            0
                             2008        $18.258      $12.124            0
                             2009        $12.124      $14.740            0
                             2010        $14.740      $16.200            0
                             2011        $16.200      $15.511            0
                             2012        $15.511      $17.374            0
                             2013        $17.374      $22.767            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.096        2,235
                             2005        $11.096      $12.078        2,204
                             2006        $12.078      $12.415        2,300
                             2007        $12.415      $14.300           60
                             2008        $14.300      $ 7.447           69
                             2009        $ 7.447      $11.408           65
                             2010        $11.408      $14.224           61
                             2011        $14.224      $12.630           64
                             2012        $12.630      $13.810           61
                             2013        $13.810      $18.480            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.351            0
                             2005        $10.351      $10.273            0
                             2006        $10.273      $11.003            0
                             2007        $11.003      $11.444            0
                             2008        $11.444      $ 9.244            0
                             2009        $ 9.244      $12.163            0
                             2010        $12.163      $13.382            0
                             2011        $13.382      $13.685            0
                             2012        $13.685      $15.085            0
                             2013        $15.085      $15.985            0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.899            0
                             2005        $10.899      $11.420            0
                             2006        $11.420      $12.826            0
                             2007        $12.826      $13.407            0
                             2008        $13.407      $ 9.368            0
                             2009        $ 9.368      $11.560            0
                             2010        $11.560      $13.480            0
                             2011        $13.480      $12.612            0
                             2012        $12.612      $13.662            0
                             2013        $13.662      $18.169            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.884            0
                             2005        $10.884      $11.008            0
                             2006        $11.008      $12.647            0
                             2007        $12.647      $12.814            0
                             2008        $12.814      $ 7.980            0
                             2009        $ 7.980      $ 9.295            0
                             2010        $ 9.295      $10.691            0
                             2011        $10.691      $ 9.836            0
                             2012        $ 9.836      $10.800            0
                             2013        $10.800      $14.378            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.132            0
                             2005        $11.132      $11.409           69
                             2006        $11.409      $12.060        6,856
                             2007        $12.060      $14.326        6,825
                             2008        $14.326      $ 8.666        6,794
                             2009        $ 8.666      $12.357        6,750
                             2010        $12.357      $14.880        6,720
                             2011        $14.880      $13.112        6,689
                             2012        $13.112      $14.655        6,656
                             2013        $14.655      $19.679        6,626
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.115            0
                             2005        $11.115      $11.784           45
                             2006        $11.784      $12.956            0
                             2007        $12.956      $12.764            0
                             2008        $12.764      $ 7.582            0
                             2009        $ 7.582      $ 9.405            0
                             2010        $ 9.405      $11.556            0
                             2011        $11.556      $10.866            0
                             2012        $10.866      $12.192            0
                             2013        $12.192      $15.565            0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.260      $12.805            0
                             2005        $12.805      $13.154          694
                             2006        $13.154      $13.876            0
                             2007        $13.876      $15.475            0
                             2008        $15.475      $ 8.237            0
                             2009        $ 8.237      $11.632            0
                             2010        $11.632      $12.437            0
                             2011        $12.437      $12.016            0
                             2012        $12.016      $13.395            0
                             2013        $13.395      $16.984            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.059      $14.045            0
                             2005        $14.045      $14.265            0
                             2006        $14.265      $15.492            0
                             2007        $15.492      $15.703            0
                             2008        $15.703      $ 8.673            0
                             2009        $ 8.673      $10.331            0
                             2010        $10.331      $11.404            0
                             2011        $11.404      $11.214            0
                             2012        $11.214      $12.315            0
                             2013        $12.315      $13.612            0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.099            0
                             2005        $10.099      $10.124            0
                             2006        $10.124      $10.407            0
                             2007        $10.407      $10.611            0
                             2008        $10.611      $ 6.333            0
                             2009        $ 6.333      $ 6.765            0
                             2010        $ 6.765      $ 7.374            0
                             2011        $ 7.374      $ 7.797            0
                             2012        $ 7.797      $ 8.415            0
                             2013        $ 8.415      $ 8.212            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.356      $14.456        1,759
                             2005        $14.456      $15.860        1,675
                             2006        $15.860      $15.957        1,653
                             2007        $15.957      $16.573        1,592
                             2008        $16.573      $ 8.245        1,831
                             2009        $ 8.245      $10.682        2,256
                             2010        $10.682      $13.307        2,164
                             2011        $13.307      $13.145        1,856
                             2012        $13.145      $14.958        1,836
                             2013        $14.958      $19.873        1,861
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.195      $16.531            0
                             2005        $16.531      $18.472            0
                             2006        $18.472      $21.238            0
                             2007        $21.238      $22.068            0
                             2008        $22.068      $12.898            0
                             2009        $12.898      $17.608            0
                             2010        $17.608      $19.958            0
                             2011        $19.958      $17.884            0
                             2012        $17.884      $21.189            0
                             2013        $21.189      $26.359            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.104      $12.857             0
                             2005        $12.857      $12.907             0
                             2006        $12.907      $13.559             0
                             2007        $13.559      $14.550             0
                             2008        $14.550      $12.189             0
                             2009        $12.189      $14.138             0
                             2010        $14.138      $15.896             0
                             2011        $15.896      $15.673             0
                             2012        $15.673      $17.372         9,015
                             2013        $17.372      $16.955         5,354
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.922      $13.764        16,336
                             2005        $13.764      $13.755        16,798
                             2006        $13.755      $14.718        13,757
                             2007        $14.718      $14.349        11,371
                             2008        $14.349      $ 3.011        16,548
                             2009        $ 3.011      $ 3.716        36,069
                             2010        $ 3.716      $ 4.165        35,577
                             2011        $ 4.165      $ 3.976        33,744
                             2012        $ 3.976      $ 4.402             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.599      $13.471           232
                             2005        $13.471      $13.955           225
                             2006        $13.955      $15.688           214
                             2007        $15.688      $16.005           197
                             2008        $16.005      $ 9.622           192
                             2009        $ 9.622      $12.064           198
                             2010        $12.064      $13.689           191
                             2011        $13.689      $13.368           182
                             2012        $13.368      $15.269           169
                             2013        $15.269      $19.661           164
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.623      $17.072         1,909
                             2005        $17.072      $18.350         1,935
                             2006        $18.350      $20.612         1,878
                             2007        $20.612      $19.908           210
                             2008        $19.908      $12.090           209
                             2009        $12.090      $16.211           207
                             2010        $16.211      $19.542           206
                             2011        $19.542      $18.688           205
                             2012        $18.688      $21.541           204
                             2013        $21.541      $29.674           203

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.370        9,490
                             2010        $12.370      $13.646        9,774
                             2011        $13.646      $13.625        9,418
                             2012        $13.625      $15.923        8,729
                             2013        $15.923      $20.654        4,672
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.050      $12.773          239
                             2005        $12.773      $13.013          237
                             2006        $13.013      $14.268          235
                             2007        $14.268      $14.109          228
                             2008        $14.109      $ 8.193          201
                             2009        $ 8.193      $10.082          229
                             2010        $10.082      $10.946          235
                             2011        $10.946      $11.020          222
                             2012        $11.020      $12.148          211
                             2013        $12.148      $14.053          222
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.398      $13.252            0
                             2005        $13.252      $13.887            0
                             2006        $13.887      $15.354            0
                             2007        $15.354      $15.481            0
                             2008        $15.481      $10.112            0
                             2009        $10.112      $13.393            0
                             2010        $13.393      $15.047            0
                             2011        $15.047      $14.679            0
                             2012        $14.679      $16.420            0
                             2013        $16.420      $19.221            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.271      $11.828        1,389
                             2005        $11.828      $13.117        1,335
                             2006        $13.117      $13.209        1,306
                             2007        $13.209      $12.860        1,404
                             2008        $12.860      $10.447        1,123
                             2009        $10.447      $12.895        1,213
                             2010        $12.895      $12.944        1,308
                             2011        $12.944      $12.531        1,281
                             2012        $12.531      $15.008        1,239
                             2013        $15.008      $20.827        1,224
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.468      $16.699            0
                             2005        $16.699      $17.762            0
                             2006        $17.762      $22.105            0
                             2007        $22.105      $25.970            0
                             2008        $25.970      $17.683            0
                             2009        $17.683      $18.596            0
                             2010        $18.596      $18.551            0
                             2011        $18.551      $17.191            0
                             2012        $17.191      $17.688            0
                             2013        $17.688      $19.721            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.468      $14.659        3,469
                             2005        $14.659      $15.111        3,408
                             2006        $15.111      $17.160        1,860
                             2007        $17.160      $15.793        1,972
                             2008        $15.793      $ 9.483        2,013
                             2009        $ 9.483      $12.060        2,127
                             2010        $12.060      $13.512        2,150
                             2011        $13.512      $12.623        2,134
                             2012        $12.623      $14.731        1,971
                             2013        $14.731      $19.579        1,696
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.308      $14.411        3,139
                             2005        $14.411      $14.555        3,098
                             2006        $14.555      $15.759        3,081
                             2007        $15.759      $15.867        3,049
                             2008        $15.867      $11.492        2,643
                             2009        $11.492      $16.907        1,697
                             2010        $16.907      $18.888        1,661
                             2011        $18.888      $18.828        1,637
                             2012        $18.828      $21.395        1,602
                             2013        $21.395      $22.605        1,557
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.414      $10.653        5,209
                             2005        $10.653      $10.683        5,209
                             2006        $10.683      $10.939        4,708
                             2007        $10.939      $11.274        1,086
                             2008        $11.274      $ 8.402          862
                             2009        $ 8.402      $12.070          770
                             2010        $12.070      $12.991          755
                             2011        $12.991      $13.363          670
                             2012        $13.363      $14.496          756
                             2013        $14.496      $14.466          394
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.345      $15.190        2,343
                             2005        $15.190      $16.696        2,016
                             2006        $16.696      $20.891        1,654
                             2007        $20.891      $22.174        3,116
                             2008        $22.174      $12.174        3,738
                             2009        $12.174      $14.864        3,467
                             2010        $14.864      $16.021        3,544
                             2011        $16.021      $13.036        3,675
                             2012        $13.036      $15.569        3,653
                             2013        $15.569      $19.532        2,590

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.956      $14.296           222
                             2005        $14.296      $15.238           211
                             2006        $15.238      $17.008           200
                             2007        $17.008      $15.799           198
                             2008        $15.799      $ 9.355           191
                             2009        $ 9.355      $11.989           200
                             2010        $11.989      $13.380           199
                             2011        $13.380      $13.113           184
                             2012        $13.113      $15.007           172
                             2013        $15.007      $19.864           162
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.826      $ 9.689            73
                             2005        $ 9.689      $ 9.732            79
                             2006        $ 9.732      $ 9.953            81
                             2007        $ 9.953      $10.215            87
                             2008        $10.215      $10.264            63
                             2009        $10.264      $10.075            68
                             2010        $10.075      $ 9.873            77
                             2011        $ 9.873      $ 9.673            73
                             2012        $ 9.673      $ 9.477            88
                             2013        $ 9.477      $ 9.284             0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.459      $14.543             0
                             2005        $14.543      $15.673             0
                             2006        $15.673      $16.668             0
                             2007        $16.668      $17.263             0
                             2008        $17.263      $10.358             0
                             2009        $10.358      $13.408             0
                             2010        $13.408      $15.703         3,043
                             2011        $15.703      $14.601         2,933
                             2012        $14.601      $16.700         2,744
                             2013        $16.700      $22.321         1,219
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.533      $16.433         8,984
                             2005        $16.433      $17.048         8,415
                             2006        $17.048      $19.375         7,438
                             2007        $19.375      $18.050         7,286
                             2008        $18.050      $ 9.767        10,881
                             2009        $ 9.767      $ 9.191             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.059      $13.760             0
                             2005        $13.760      $14.156             0
                             2006        $14.156      $15.436             0
                             2007        $15.436      $15.204             0
                             2008        $15.204      $ 9.153             0
                             2009        $ 9.153      $11.942             0
                             2010        $11.942      $13.614             0
                             2011        $13.614      $13.104             0
                             2012        $13.104      $15.136             0
                             2013        $15.136      $19.774             0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.524      $15.713         3,459
                             2005        $15.713      $17.264         2,997
                             2006        $17.264      $17.835         2,790
                             2007        $17.835      $18.134         2,439
                             2008        $18.134      $ 9.673         3,809
                             2009        $ 9.673      $13.148         3,181
                             2010        $13.148      $14.975             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.264      $12.721        13,626
                             2005        $12.721      $13.172        13,285
                             2006        $13.172      $13.605        12,848
                             2007        $13.605      $14.062        14,015
                             2008        $14.062      $ 8.673        16,623
                             2009        $ 8.673      $13.926        12,913
                             2010        $13.926      $16.479        12,587
                             2011        $16.479      $13.262        13,541
                             2012        $13.262      $14.839        13,311
                             2013        $14.839      $20.893         9,626
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.835      $14.919             0
                             2005        $14.919      $16.389             0
                             2006        $16.389      $17.790             0
                             2007        $17.790      $18.540             0
                             2008        $18.540      $15.441             0
                             2009        $15.441      $19.681             0
                             2010        $19.681      $21.158             0
                             2011        $21.158      $22.154             0
                             2012        $22.154      $25.580             0
                             2013        $25.580      $22.864             0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.047             0
                             2005        $11.047      $12.118             0
                             2006        $12.118      $14.425             0
                             2007        $14.425      $15.511             0
                             2008        $15.511      $10.797             0
                             2009        $10.797      $13.704             0
                             2010        $13.704      $15.310             0
                             2011        $15.310      $16.356             0
                             2012        $16.356      $18.519             0
                             2013        $18.519      $21.709             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.730          0
                             2005        $10.730      $12.164          0
                             2006        $12.164      $12.405          0
                             2007        $12.405      $14.813          0
                             2008        $14.813      $ 7.373          0
                             2009        $ 7.373      $11.957          0
                             2010        $11.957      $14.391          0
                             2011        $14.391      $13.704          0
                             2012        $13.704      $15.354          0
                             2013        $15.354      $22.271          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.705          0
                             2005        $10.705      $12.111          0
                             2006        $12.111      $12.316          0
                             2007        $12.316      $14.677          0
                             2008        $14.677      $ 7.282          0
                             2009        $ 7.282      $11.781          0
                             2010        $11.781      $14.151          0
                             2011        $14.151      $13.441          0
                             2012        $13.441      $15.017          0
                             2013        $15.017      $21.731          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.803          0
                             2007        $ 9.803      $11.773          0
                             2008        $11.773      $ 6.133          0
                             2009        $ 6.133      $ 9.455          0
                             2010        $ 9.455      $12.251          0
                             2011        $12.251      $11.140          0
                             2012        $11.140      $11.839          0
                             2013        $11.839      $15.945          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.552      $15.791          0
                             2005        $15.791      $17.463          0
                             2006        $17.463      $19.132          0
                             2007        $19.132      $19.295          0
                             2008        $19.295      $11.258          0
                             2009        $11.258      $16.173          0
                             2010        $16.173      $20.051          0
                             2011        $20.051      $17.930          0
                             2012        $17.930      $20.147          0
                             2013        $20.147      $33.814          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.470      $19.288          0
                             2005        $19.288      $22.061          0
                             2006        $22.061      $29.754          0
                             2007        $29.754      $24.110          0
                             2008        $24.110      $14.629          0
                             2009        $14.629      $18.414          0
                             2010        $18.414      $23.365          0
                             2011        $23.365      $24.185          0
                             2012        $24.185      $27.391          0
                             2013        $27.391      $27.303          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.850          0
                             2005        $ 9.850      $ 9.884          0
                             2006        $ 9.884      $10.086          0
                             2007        $10.086      $10.320          0
                             2008        $10.320      $10.290          0
                             2009        $10.290      $10.089          0




* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI


 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
   DEATH BENEFIT OPTION OR ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                           BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.9


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.235          0
                             2007        $10.235      $11.754          0
                             2008        $11.754      $ 6.595          0
                             2009        $ 6.595      $ 8.747          0
                             2010        $ 8.747      $10.014          0
                             2011        $10.014      $ 9.532          0
                             2012        $ 9.532      $10.839          0
                             2013        $10.839      $13.897          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.426          0
                             2007        $10.426      $11.066          0
                             2008        $11.066      $ 8.108          0
                             2009        $ 8.108      $ 9.840          0
                             2010        $ 9.840      $10.843          0
                             2011        $10.843      $10.572          0
                             2012        $10.572      $11.549          0
                             2013        $11.549      $12.800          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.455          0
                             2007        $10.455      $11.256          0
                             2008        $11.256      $ 7.406          0
                             2009        $ 7.406      $ 9.321          0
                             2010        $ 9.321      $10.434          0
                             2011        $10.434      $10.089          0
                             2012        $10.089      $11.169          0
                             2013        $11.169      $12.646          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.464          0
                             2007        $10.464      $11.380          0
                             2008        $11.380      $ 6.888          0
                             2009        $ 6.888      $ 8.847          0
                             2010        $ 8.847      $10.039          0
                             2011        $10.039      $ 9.552          0
                             2012        $ 9.552      $10.771          0
                             2013        $10.771      $12.804          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.317          0
                             2007        $10.317      $10.698          0
                             2008        $10.698      $ 9.353          0
                             2009        $ 9.353      $10.498          0
                             2010        $10.498      $11.024          0
                             2011        $11.024      $10.944          0
                             2012        $10.944      $11.386          0
                             2013        $11.386      $11.728          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.713          0
                             2007        $ 9.713      $11.630          0
                             2008        $11.630      $ 6.289          0
                             2009        $ 6.289      $ 8.893          0
                             2010        $ 8.893      $10.428          0
                             2011        $10.428      $10.257          0
                             2012        $10.257      $11.867          0
                             2013        $11.867      $15.640          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.787          0
                             2007        $10.787      $11.107          0
                             2008        $11.107      $ 6.834          0
                             2009        $ 6.834      $ 8.451          0
                             2010        $ 8.451      $ 9.493          0
                             2011        $ 9.493      $ 9.461          0
                             2012        $ 9.461      $10.711          0
                             2013        $10.711      $13.833          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.845          0
                             2007        $ 9.845      $11.116          0
                             2008        $11.116      $ 6.573          0
                             2009        $ 6.573      $ 8.994          0
                             2010        $ 8.994      $11.322          0
                             2011        $11.322      $ 9.883          0
                             2012        $ 9.883      $11.085          0
                             2013        $11.085      $14.746          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.343      $14.451        6,510
                             2005        $14.451      $14.647        7,421
                             2006        $14.647      $16.745          208
                             2007        $16.745      $15.785        2,106
                             2008        $15.785      $10.023        1,350
                             2009        $10.023      $12.420          830
                             2010        $12.420      $14.188          325
                             2011        $14.188      $14.227          230
                             2012        $14.227      $15.632          214
                             2013        $15.632      $19.837          187
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.202            0
                             2005        $11.202      $11.145        2,174
                             2006        $11.145      $12.903          452
                             2007        $12.903      $13.106        2,155
                             2008        $13.106      $ 9.027          658
                             2009        $ 9.027      $11.984          316
                             2010        $11.984      $13.221            0
                             2011        $13.221      $13.254            0
                             2012        $13.254      $14.618            0
                             2013        $14.618      $16.308            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.512        2,546
                             2005        $10.512      $10.402        5,101
                             2006        $10.402      $11.295            0
                             2007        $11.295      $11.747        4,544
                             2008        $11.747      $ 7.530        2,486
                             2009        $ 7.530      $ 9.564          446
                             2010        $ 9.564      $10.450          463
                             2011        $10.450      $10.078          451
                             2012        $10.078      $11.087          460
                             2013        $11.087      $13.964          442
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.509      $17.579        5,513
                             2005        $17.579      $18.722        6,509
                             2006        $18.722      $21.445            0
                             2007        $21.445      $20.495        2,275
                             2008        $20.495      $13.440        1,693
                             2009        $13.440      $16.996        1,040
                             2010        $16.996      $21.338          643
                             2011        $21.338      $20.107          610
                             2012        $20.107      $23.306          582
                             2013        $23.306      $31.088          505

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.487      $16.904           699
                             2005        $16.904      $17.344           410
                             2006        $17.344      $18.459           323
                             2007        $18.459      $20.102             0
                             2008        $20.102      $11.317             0
                             2009        $11.317      $15.909             0
                             2010        $15.909      $19.880             0
                             2011        $19.880      $18.525             0
                             2012        $18.525      $20.105             0
                             2013        $20.105      $27.196             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.218        44,845
                             2005        $10.218      $10.245        45,581
                             2006        $10.245      $10.435             0
                             2007        $10.435      $10.891        45,574
                             2008        $10.891      $11.472        45,571
                             2009        $11.472      $11.580        45,193
                             2010        $11.580      $11.937        44,845
                             2011        $11.937      $12.352             0
                             2012        $12.352      $12.322             0
                             2013        $12.322      $11.794             0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.981             0
                             2007        $10.981      $12.024             0
                             2008        $12.024      $ 8.423             0
                             2009        $ 8.423      $10.169             0
                             2010        $10.169      $11.148             0
                             2011        $11.148      $10.592             0
                             2012        $10.592      $11.756             0
                             2013        $11.756      $14.689             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.640      $13.939         9,265
                             2005        $13.939      $15.089        10,039
                             2006        $15.089      $17.490           257
                             2007        $17.490      $17.719         3,705
                             2008        $17.719      $10.910         2,612
                             2009        $10.910      $13.465         2,687
                             2010        $13.465      $14.660         2,703
                             2011        $14.660      $14.204         2,617
                             2012        $14.204      $15.887         2,557
                             2013        $15.887      $19.952         2,434

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.813      $20.529         1,470
                             2005        $20.529      $25.615         1,211
                             2006        $25.615      $32.126             0
                             2007        $32.126      $40.505           157
                             2008        $40.505      $18.755           198
                             2009        $18.755      $31.694            27
                             2010        $31.694      $36.489            27
                             2011        $36.489      $30.063            30
                             2012        $30.063      $33.307            31
                             2013        $33.307      $32.310            38
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.549      $15.724        36,128
                             2005        $15.724      $16.961        38,734
                             2006        $16.961      $20.170           156
                             2007        $20.170      $22.798        33,984
                             2008        $22.798      $13.308        32,528
                             2009        $13.308      $17.857        31,608
                             2010        $17.857      $18.954        31,189
                             2011        $18.954      $16.584           791
                             2012        $16.584      $19.197           801
                             2013        $19.197      $23.114           777
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.841      $14.426             0
                             2005        $14.426      $13.690             0
                             2006        $13.690      $15.117             0
                             2007        $15.117      $16.428             0
                             2008        $16.428      $17.083             0
                             2009        $17.083      $19.850             0
                             2010        $19.850      $22.244             0
                             2011        $22.244      $21.590             0
                             2012        $21.590      $24.323             0
                             2013        $24.323      $24.203             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.695      $12.226         4,357
                             2005        $12.226      $12.886         4,313
                             2006        $12.886      $12.948           187
                             2007        $12.948      $14.786           225
                             2008        $14.786      $ 7.366           238
                             2009        $ 7.366      $11.947           182
                             2010        $11.947      $13.986           162
                             2011        $13.986      $12.819           124
                             2012        $12.819      $14.232           118
                             2013        $14.232      $19.480            99

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.268         3,898
                             2005        $11.268      $12.391         3,371
                             2006        $12.391      $14.644           857
                             2007        $14.644      $15.461           806
                             2008        $15.461      $ 8.887           946
                             2009        $ 8.887      $12.113           916
                             2010        $12.113      $14.498           849
                             2011        $14.498      $14.327           827
                             2012        $14.327      $16.454           765
                             2013        $16.454      $21.631           648
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.261             0
                             2005        $11.261      $12.366             0
                             2006        $12.366      $14.606             0
                             2007        $14.606      $15.406             0
                             2008        $15.406      $ 8.836             0
                             2009        $ 8.836      $12.039             0
                             2010        $12.039      $14.402             0
                             2011        $14.402      $14.218             0
                             2012        $14.218      $16.297             0
                             2013        $16.297      $21.372             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.305           947
                             2005        $11.305      $11.524         2,082
                             2006        $11.524      $13.094           357
                             2007        $13.094      $12.521         1,877
                             2008        $12.521      $ 7.870           952
                             2009        $ 7.870      $ 9.894           173
                             2010        $ 9.894      $11.208           173
                             2011        $11.208      $10.743           169
                             2012        $10.743      $12.509           163
                             2013        $12.509      $16.614           148
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.929        86,523
                             2005        $10.929      $11.492        86,523
                             2006        $11.492      $12.667             0
                             2007        $12.667      $12.818        86,523
                             2008        $12.818      $ 9.703        86,523
                             2009        $ 9.703      $11.637        86,523
                             2010        $11.637      $12.765        86,523
                             2011        $12.765      $12.336             0
                             2012        $12.336      $13.574             0
                             2013        $13.574      $16.598             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.306      $14.867         2,268
                             2005        $14.867      $15.972         3,030
                             2006        $15.972      $18.137             0
                             2007        $18.137      $18.204         2,689
                             2008        $18.204      $12.082         1,383
                             2009        $12.082      $14.682         1,182
                             2010        $14.682      $16.128         1,202
                             2011        $16.128      $15.434         1,209
                             2012        $15.434      $17.279         1,166
                             2013        $17.279      $22.631         1,036
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.092             0
                             2005        $11.092      $12.068             0
                             2006        $12.068      $12.398             0
                             2007        $12.398      $14.274             0
                             2008        $14.274      $ 7.430             0
                             2009        $ 7.430      $11.375             0
                             2010        $11.375      $14.175             0
                             2011        $14.175      $12.581             0
                             2012        $12.581      $13.749             0
                             2013        $13.749      $18.389             0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.349        44,723
                             2005        $10.349      $10.266        45,957
                             2006        $10.266      $10.990             0
                             2007        $10.990      $11.425        46,285
                             2008        $11.425      $ 9.224        45,309
                             2009        $ 9.224      $12.131        45,144
                             2010        $12.131      $13.340        45,194
                             2011        $13.340      $13.634           479
                             2012        $13.634      $15.021           454
                             2013        $15.021      $15.910           452
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.898        87,927
                             2005        $10.898      $11.413        89,292
                             2006        $11.413      $12.811             0
                             2007        $12.811      $13.385        89,256
                             2008        $13.385      $ 9.348        89,102
                             2009        $ 9.348      $11.529        87,742
                             2010        $11.529      $13.437        87,089
                             2011        $13.437      $12.566           145
                             2012        $12.566      $13.604           150
                             2013        $13.604      $18.083           137

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.882            0
                             2005        $10.882      $11.001        1,379
                             2006        $11.001      $12.633            0
                             2007        $12.633      $12.793        1,366
                             2008        $12.793      $ 7.963        1,360
                             2009        $ 7.963      $ 9.270          653
                             2010        $ 9.270      $10.657            0
                             2011        $10.657      $ 9.800            0
                             2012        $ 9.800      $10.754            0
                             2013        $10.754      $14.310            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.130            0
                             2005        $11.130      $11.402            0
                             2006        $11.402      $12.046            0
                             2007        $12.046      $14.302            0
                             2008        $14.302      $ 8.648            0
                             2009        $ 8.648      $12.324            0
                             2010        $12.324      $14.832            0
                             2011        $14.832      $13.064            0
                             2012        $13.064      $14.594            0
                             2013        $14.594      $19.587            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.113          963
                             2005        $11.113      $11.776        4,779
                             2006        $11.776      $12.941            0
                             2007        $12.941      $12.743        4,583
                             2008        $12.743      $ 7.566        2,333
                             2009        $ 7.566      $ 9.379          820
                             2010        $ 9.379      $11.519          168
                             2011        $11.519      $10.826          168
                             2012        $10.826      $12.141          168
                             2013        $12.141      $15.492          159
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.256      $12.794          506
                             2005        $12.794      $13.136        1,441
                             2006        $13.136      $13.850          319
                             2007        $13.850      $15.439        1,119
                             2008        $15.439      $ 8.213          422
                             2009        $ 8.213      $11.592          376
                             2010        $11.592      $12.388          367
                             2011        $12.388      $11.963          267
                             2012        $11.963      $13.329          250
                             2013        $13.329      $16.892          225

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.047      $14.025        3,614
                             2005        $14.025      $14.237        4,702
                             2006        $14.237      $15.454          166
                             2007        $15.454      $15.657        2,243
                             2008        $15.657      $ 8.643        2,238
                             2009        $ 8.643      $10.290        1,690
                             2010        $10.290      $11.353        1,185
                             2011        $11.353      $11.159        1,185
                             2012        $11.159      $12.247        1,185
                             2013        $12.247      $13.530        1,185
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.097            0
                             2005        $10.097      $10.118            0
                             2006        $10.118      $10.395            0
                             2007        $10.395      $10.593            0
                             2008        $10.593      $ 6.319            0
                             2009        $ 6.319      $ 6.747            0
                             2010        $ 6.747      $ 7.351            0
                             2011        $ 7.351      $ 7.768            0
                             2012        $ 7.768      $ 8.379            0
                             2013        $ 8.379      $ 8.173            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.345      $14.436        2,727
                             2005        $14.436      $15.829        2,874
                             2006        $15.829      $15.918          277
                             2007        $15.918      $16.524          725
                             2008        $16.524      $ 8.217          732
                             2009        $ 8.217      $10.640          493
                             2010        $10.640      $13.248          256
                             2011        $13.248      $13.080          220
                             2012        $13.080      $14.876          213
                             2013        $14.876      $19.754          222
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.183      $16.508        3,388
                             2005        $16.508      $18.437        3,080
                             2006        $18.437      $21.187            0
                             2007        $21.187      $22.003        1,507
                             2008        $22.003      $12.854        1,239
                             2009        $12.854      $17.538        1,199
                             2010        $17.538      $19.869        1,161
                             2011        $19.869      $17.795        1,154
                             2012        $17.795      $21.073        1,089
                             2013        $21.073      $26.201          995

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.093      $12.839        80,633
                             2005        $12.839      $12.883        82,767
                             2006        $12.883      $13.527             0
                             2007        $13.527      $14.507        75,513
                             2008        $14.507      $12.147        73,669
                             2009        $12.147      $14.082        73,742
                             2010        $14.082      $15.825        73,509
                             2011        $15.825      $15.595           932
                             2012        $15.595      $17.277         1,720
                             2013        $17.277      $16.853         1,895
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.911      $13.745         1,472
                             2005        $13.745      $13.728         2,043
                             2006        $13.728      $14.682           426
                             2007        $14.682      $14.306         2,562
                             2008        $14.306      $ 3.001         5,307
                             2009        $ 3.001      $ 3.701         3,953
                             2010        $ 3.701      $ 4.147         3,622
                             2011        $ 4.147      $ 3.957         3,172
                             2012        $ 3.957      $ 4.378             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.588      $13.452         8,198
                             2005        $13.452      $13.928        10,677
                             2006        $13.928      $15.650           257
                             2007        $15.650      $15.958         2,647
                             2008        $15.958      $ 9.589           597
                             2009        $ 9.589      $12.017           573
                             2010        $12.017      $13.628           566
                             2011        $13.628      $13.301           484
                             2012        $13.301      $15.186           433
                             2013        $15.186      $19.543           408
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.610      $17.048         3,820
                             2005        $17.048      $18.315         4,383
                             2006        $18.315      $20.562           217
                             2007        $20.562      $19.850           542
                             2008        $19.850      $12.048             0
                             2009        $12.048      $16.147             0
                             2010        $16.147      $19.455             0
                             2011        $19.455      $18.596             0
                             2012        $18.596      $21.423             0
                             2013        $21.423      $29.497             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.321            0
                             2010        $12.321      $13.585            0
                             2011        $13.585      $13.557            0
                             2012        $13.557      $15.836            0
                             2013        $15.836      $20.531            0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.039      $12.755        6,203
                             2005        $12.755      $12.988        5,802
                             2006        $12.988      $14.234            0
                             2007        $14.234      $14.068        1,872
                             2008        $14.068      $ 8.164        1,872
                             2009        $ 8.164      $10.042        1,872
                             2010        $10.042      $10.897        1,872
                             2011        $10.897      $10.965        1,872
                             2012        $10.965      $12.081        1,872
                             2013        $12.081      $13.969        1,872
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.387      $13.233        2,809
                             2005        $13.233      $13.861        2,801
                             2006        $13.861      $15.317            0
                             2007        $15.317      $15.436        1,334
                             2008        $15.436      $10.077        1,334
                             2009        $10.077      $13.340        1,334
                             2010        $13.340      $14.980        1,334
                             2011        $14.980      $14.606        1,334
                             2012        $14.606      $16.330        1,334
                             2013        $16.330      $19.106        1,334
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.261      $11.812          986
                             2005        $11.812      $13.092          767
                             2006        $13.092      $13.177            0
                             2007        $13.177      $12.823            0
                             2008        $12.823      $10.411            0
                             2009        $10.411      $12.844            0
                             2010        $12.844      $12.886            0
                             2011        $12.886      $12.468            0
                             2012        $12.468      $14.926            0
                             2013        $14.926      $20.703            0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.006      $16.675            0
                             2005        $16.675      $17.728            0
                             2006        $17.728      $22.051            0
                             2007        $22.051      $25.894            0
                             2008        $25.894      $17.622            0
                             2009        $17.622      $18.523            0
                             2010        $18.523      $18.468            0
                             2011        $18.468      $17.106            0
                             2012        $17.106      $17.591            0
                             2013        $17.591      $19.603            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.456      $14.638           264
                             2005        $14.638      $15.083           263
                             2006        $15.083      $17.118             0
                             2007        $17.118      $15.746           180
                             2008        $15.746      $ 9.451           206
                             2009        $ 9.451      $12.012           243
                             2010        $12.012      $13.452             0
                             2011        $13.452      $12.560             0
                             2012        $12.560      $14.650             0
                             2013        $14.650      $19.462             0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.296      $14.391         6,010
                             2005        $14.391      $14.527         5,986
                             2006        $14.527      $15.721             0
                             2007        $15.721      $15.821         2,089
                             2008        $15.821      $11.452         2,081
                             2009        $11.452      $16.840         2,030
                             2010        $16.840      $18.803         2,028
                             2011        $18.803      $18.734         2,007
                             2012        $18.734      $21.278         1,995
                             2013        $21.278      $22.470         2,004
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.404      $10.638        12,696
                             2005        $10.638      $10.662        15,392
                             2006        $10.662      $10.912             0
                             2007        $10.912      $11.241         5,411
                             2008        $11.241      $ 8.373         3,221
                             2009        $ 8.373      $12.023         3,024
                             2010        $12.023      $12.933         2,763
                             2011        $12.933      $13.297         2,556
                             2012        $13.297      $14.417         2,568
                             2013        $14.417      $14.380         2,669
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.333      $15.169           202
                             2005        $15.169      $16.664           187
                             2006        $16.664      $20.840             0
                             2007        $20.840      $22.109            97
                             2008        $22.109      $12.132            96
                             2009        $12.132      $14.805           129
                             2010        $14.805      $15.949             0
                             2011        $15.949      $12.972             0
                             2012        $12.972      $15.483             0
                             2013        $15.483      $19.415             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.944      $14.276        2,776
                             2005        $14.276      $15.209        2,768
                             2006        $15.209      $16.967            0
                             2007        $16.967      $15.752        1,319
                             2008        $15.752      $ 9.323        1,319
                             2009        $ 9.323      $11.942        1,319
                             2010        $11.942      $13.320        1,319
                             2011        $13.320      $13.048        1,319
                             2012        $13.048      $14.925        1,319
                             2013        $14.925      $19.745        1,319
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.817      $ 9.675            0
                             2005        $ 9.675      $ 9.713        7,664
                             2006        $ 9.713      $ 9.929            0
                             2007        $ 9.929      $10.185        3,649
                             2008        $10.185      $10.228        1,531
                             2009        $10.228      $10.035          734
                             2010        $10.035      $ 9.829            0
                             2011        $ 9.829      $ 9.625            0
                             2012        $ 9.625      $ 9.425            0
                             2013        $ 9.425      $ 9.229            0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.447      $14.523        2,757
                             2005        $14.523      $15.643        2,526
                             2006        $15.643      $16.627            0
                             2007        $16.627      $17.212            0
                             2008        $17.212      $10.322            0
                             2009        $10.322      $13.355            0
                             2010        $13.355      $15.633            0
                             2011        $15.633      $14.529            0
                             2012        $14.529      $16.609            0
                             2013        $16.609      $22.187            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.520      $16.410        2,358
                             2005        $16.410      $17.015        2,996
                             2006        $17.015      $19.329            0
                             2007        $19.329      $17.997          597
                             2008        $17.997      $ 9.734            0
                             2009        $ 9.734      $ 9.159            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.047      $13.741             0
                             2005        $13.741      $14.129             0
                             2006        $14.129      $15.399             0
                             2007        $15.399      $15.160             0
                             2008        $15.160      $ 9.121             0
                             2009        $ 9.121      $11.895             0
                             2010        $11.895      $13.553             0
                             2011        $13.553      $13.039             0
                             2012        $13.039      $15.053             0
                             2013        $15.053      $19.656             0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.512      $15.691           125
                             2005        $15.691      $17.231           116
                             2006        $17.231      $17.792             0
                             2007        $17.792      $18.081           113
                             2008        $18.081      $ 9.640           121
                             2009        $ 9.640      $13.096           147
                             2010        $13.096      $14.911             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.353      $12.703         1,375
                             2005        $12.703      $13.146         1,527
                             2006        $13.146      $13.572             0
                             2007        $13.572      $14.020         1,634
                             2008        $14.020      $ 8.644         1,717
                             2009        $ 8.644      $13.870         1,483
                             2010        $13.870      $16.405         1,141
                             2011        $16.405      $13.196         1,273
                             2012        $13.196      $14.758         1,265
                             2013        $14.758      $20.768         1,123
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.823      $14.898        31,789
                             2005        $14.898      $16.358        31,768
                             2006        $16.358      $17.747             0
                             2007        $17.747      $18.485        32,828
                             2008        $18.485      $15.388        32,574
                             2009        $15.388      $19.603        32,286
                             2010        $19.603      $21.063        32,351
                             2011        $21.063      $22.044           869
                             2012        $22.044      $25.440           815
                             2013        $25.440      $22.727           928
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.041             0
                             2005        $11.041      $12.106             0
                             2006        $12.106      $14.403             0
                             2007        $14.403      $15.480             0
                             2008        $15.480      $10.770             0
                             2009        $10.770      $13.662             0
                             2010        $13.662      $15.256             0
                             2011        $15.256      $16.289             0
                             2012        $16.289      $18.435             0
                             2013        $18.435      $21.598             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.727           0
                             2005        $10.727      $12.153           0
                             2006        $12.153      $12.388           0
                             2007        $12.388      $14.785           0
                             2008        $14.785      $ 7.355           0
                             2009        $ 7.355      $11.923           0
                             2010        $11.923      $14.343           0
                             2011        $14.343      $13.650           0
                             2012        $13.650      $15.286           0
                             2013        $15.286      $22.162           0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.701           0
                             2005        $10.701      $12.100           0
                             2006        $12.100      $12.300           0
                             2007        $12.300      $14.650           0
                             2008        $14.650      $ 7.265           0
                             2009        $ 7.265      $11.747           0
                             2010        $11.747      $14.103           0
                             2011        $14.103      $13.389           0
                             2012        $13.389      $14.950           0
                             2013        $14.950      $21.624           0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.799           0
                             2007        $ 9.799      $11.763         342
                             2008        $11.763      $ 6.125         302
                             2009        $ 6.125      $ 9.437         319
                             2010        $ 9.437      $12.222         288
                             2011        $12.222      $11.108         246
                             2012        $11.108      $11.799         253
                             2013        $11.799      $15.883         278
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.547      $15.778         209
                             2005        $15.778      $17.439         183
                             2006        $17.439      $19.097           0
                             2007        $19.097      $19.249         165
                             2008        $19.249      $11.225         160
                             2009        $11.225      $16.118         135
                             2010        $16.118      $19.972         120
                             2011        $19.972      $17.851          88
                             2012        $17.851      $20.048          87
                             2013        $20.048      $33.631          58

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.457      $19.261        4,870
                             2005        $19.261      $22.019        4,352
                             2006        $22.019      $29.682            0
                             2007        $29.682      $24.039          774
                             2008        $24.039      $14.579          809
                             2009        $14.579      $18.341          670
                             2010        $18.341      $23.260          416
                             2011        $23.260      $24.065          381
                             2012        $24.065      $27.241          357
                             2013        $27.241      $27.139          372
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.845            0
                             2005        $ 9.845      $ 9.874            0
                             2006        $ 9.874      $10.071            0
                             2007        $10.071      $10.299            0
                             2008        $10.299      $10.264            0
                             2009        $10.264      $10.058            0




* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY
                      PROTECTION (ANNUAL INCREASE) OPTION

                          MORTALITY & EXPENSE = 1.95


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.231            0
                             2007        $10.231      $11.743          815
                             2008        $11.743      $ 6.586          819
                             2009        $ 6.586      $ 8.731          962
                             2010        $ 8.731      $ 9.990          993
                             2011        $ 9.990      $ 9.505        3,021
                             2012        $ 9.505      $10.802            0
                             2013        $10.802      $13.843            0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.422            0
                             2007        $10.422      $11.057            0
                             2008        $11.057      $ 8.097            0
                             2009        $ 8.097      $ 9.822            0
                             2010        $ 9.822      $10.818            0
                             2011        $10.818      $10.541            0
                             2012        $10.541      $11.510            0
                             2013        $11.510      $12.750            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.452            0
                             2007        $10.452      $11.246            0
                             2008        $11.246      $ 7.396            0
                             2009        $ 7.396      $ 9.303            0
                             2010        $ 9.303      $10.409            0
                             2011        $10.409      $10.060            0
                             2012        $10.060      $11.131            0
                             2013        $11.131      $12.596            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.461            0
                             2007        $10.461      $11.370            0
                             2008        $11.370      $ 6.879            0
                             2009        $ 6.879      $ 8.831            0
                             2010        $ 8.831      $10.015            0
                             2011        $10.015      $ 9.524            0
                             2012        $ 9.524      $10.735            0
                             2013        $10.735      $12.754            0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.313            0
                             2007        $10.313      $10.688            0
                             2008        $10.688      $ 9.340            0
                             2009        $ 9.340      $10.478            0
                             2010        $10.478      $10.998            0
                             2011        $10.998      $10.913            0
                             2012        $10.913      $11.347            0
                             2013        $11.347      $11.682            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.710            0
                             2007        $ 9.710      $11.620            0
                             2008        $11.620      $ 6.280            0
                             2009        $ 6.280      $ 8.876        3,625
                             2010        $ 8.876      $10.403            0
                             2011        $10.403      $10.227            0
                             2012        $10.227      $11.826            0
                             2013        $11.826      $15.579            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.783            0
                             2007        $10.783      $11.098            0
                             2008        $11.098      $ 6.825            0
                             2009        $ 6.825      $ 8.435            0
                             2010        $ 8.435      $ 9.470            0
                             2011        $ 9.470      $ 9.434            0
                             2012        $ 9.434      $10.674            0
                             2013        $10.674      $13.779            0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.841            0
                             2007        $ 9.841      $11.107          574
                             2008        $11.107      $ 6.564          564
                             2009        $ 6.564      $ 8.977          687
                             2010        $ 8.977      $11.295          638
                             2011        $11.295      $ 9.854            0
                             2012        $ 9.854      $11.047            0
                             2013        $11.047      $14.688            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.338      $14.438        26,140
                             2005        $14.438      $14.627        26,656
                             2006        $14.627      $16.713             0
                             2007        $16.713      $15.747        16,368
                             2008        $15.747      $ 9.994        12,229
                             2009        $ 9.994      $12.377        14,720
                             2010        $12.377      $14.133        11,510
                             2011        $14.133      $14.164         8,359
                             2012        $14.164      $15.555         8,099
                             2013        $15.555      $19.729         7,684
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.198         3,267
                             2005        $11.198      $11.135         5,065
                             2006        $11.135      $12.885             0
                             2007        $12.885      $13.082         2,988
                             2008        $13.082      $ 9.005         1,402
                             2009        $ 9.005      $11.949         1,469
                             2010        $11.949      $13.176         1,422
                             2011        $13.176      $13.202             0
                             2012        $13.202      $14.553             0
                             2013        $14.553      $16.227             0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.511             0
                             2005        $10.511      $10.395           128
                             2006        $10.395      $11.282             0
                             2007        $11.282      $11.727         2,663
                             2008        $11.727      $ 7.513         1,018
                             2009        $ 7.513      $ 9.539           993
                             2010        $ 9.539      $10.417         1,019
                             2011        $10.417      $10.041           211
                             2012        $10.041      $11.041           204
                             2013        $11.041      $13.898           203
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.504      $17.564             9
                             2005        $17.564      $18.697         9,149
                             2006        $18.697      $21.405             0
                             2007        $21.405      $20.446         2,241
                             2008        $20.446      $13.402         2,334
                             2009        $13.402      $16.938         2,391
                             2010        $16.938      $21.254         2,098
                             2011        $21.254      $20.018         1,639
                             2012        $20.018      $23.191         1,575
                             2013        $23.191      $30.919         1,502

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.482      $16.889             0
                             2005        $16.889      $17.320             0
                             2006        $17.320      $18.424             0
                             2007        $18.424      $20.054             0
                             2008        $20.054      $11.285             0
                             2009        $11.285      $15.855             0
                             2010        $15.855      $19.803             0
                             2011        $19.803      $18.443             0
                             2012        $18.443      $20.006             0
                             2013        $20.006      $27.048             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.214             0
                             2005        $10.214      $10.237             0
                             2006        $10.237      $10.421             0
                             2007        $10.421      $10.870             0
                             2008        $10.870      $11.445        10,571
                             2009        $11.445      $11.547             0
                             2010        $11.547      $11.897             0
                             2011        $11.897      $12.304             0
                             2012        $12.304      $12.267             0
                             2013        $12.267      $11.736             0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.977             0
                             2007        $10.977      $12.014             0
                             2008        $12.014      $ 8.411             0
                             2009        $ 8.411      $10.150             0
                             2010        $10.150      $11.121             0
                             2011        $11.121      $10.562         1,036
                             2012        $10.562      $11.716             0
                             2013        $11.716      $14.631             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.636      $13.927         7,272
                             2005        $13.927      $15.069         7,809
                             2006        $15.069      $17.458             0
                             2007        $17.458      $17.677         4,366
                             2008        $17.677      $10.879         3,855
                             2009        $10.879      $13.419         3,255
                             2010        $13.419      $14.602         2,903
                             2011        $14.602      $14.141         2,000
                             2012        $14.141      $15.809         1,128
                             2013        $15.809      $19.843         1,107

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.607      $20.512        6,786
                             2005        $20.512      $25.580        6,049
                             2006        $25.580      $32.066            0
                             2007        $32.066      $40.408        3,456
                             2008        $40.408      $18.701        2,794
                             2009        $18.701      $31.586        3,296
                             2010        $31.586      $36.347        2,088
                             2011        $36.347      $29.930        1,438
                             2012        $29.930      $33.143        1,434
                             2013        $33.143      $32.134        1,491
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.544      $15.710        4,495
                             2005        $15.710      $16.938        5,366
                             2006        $16.938      $20.132            0
                             2007        $20.132      $22.744        4,124
                             2008        $22.744      $13.270        1,823
                             2009        $13.270      $17.796        3,474
                             2010        $17.796      $18.879        1,633
                             2011        $18.879      $16.511            0
                             2012        $16.511      $19.103            0
                             2013        $19.103      $22.988            0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.837      $14.413            0
                             2005        $14.413      $13.672            0
                             2006        $13.672      $15.089            0
                             2007        $15.089      $16.388            0
                             2008        $16.388      $17.033            0
                             2009        $17.033      $19.783            0
                             2010        $19.783      $22.157            0
                             2011        $22.157      $21.495            0
                             2012        $21.495      $24.203            0
                             2013        $24.203      $24.071            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.691      $12.216          209
                             2005        $12.216      $12.868          201
                             2006        $12.868      $12.924            0
                             2007        $12.924      $14.751          585
                             2008        $14.751      $ 7.345        1,463
                             2009        $ 7.345      $11.906          206
                             2010        $11.906      $13.931          155
                             2011        $13.931      $12.763           53
                             2012        $12.763      $14.162           14
                             2013        $14.162      $19.375            7

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.264        6,564
                             2005        $11.264      $12.381        5,901
                             2006        $12.381      $14.624        4,916
                             2007        $14.624      $15.432        4,003
                             2008        $15.432      $ 8.866        1,791
                             2009        $ 8.866      $12.078        1,670
                             2010        $12.078      $14.449        1,326
                             2011        $14.449      $14.271        1,228
                             2012        $14.271      $16.382        1,124
                             2013        $16.382      $21.525          951
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.258            0
                             2005        $11.258      $12.356            0
                             2006        $12.356      $14.586            0
                             2007        $14.586      $15.377          919
                             2008        $15.377      $ 8.815          392
                             2009        $ 8.815      $12.004            0
                             2010        $12.004      $14.353            0
                             2011        $14.353      $14.163            0
                             2012        $14.163      $16.225            0
                             2013        $16.225      $21.266            0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.301        3,249
                             2005        $11.301      $11.514        3,989
                             2006        $11.514      $13.077            0
                             2007        $13.077      $12.497        2,051
                             2008        $12.497      $ 7.851        1,038
                             2009        $ 7.851      $ 9.866        1,071
                             2010        $ 9.866      $11.170        1,068
                             2011        $11.170      $10.701            0
                             2012        $10.701      $12.453            0
                             2013        $12.453      $16.532            0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.926            0
                             2005        $10.926      $11.482            0
                             2006        $11.482      $12.650            0
                             2007        $12.650      $12.794            0
                             2008        $12.794      $ 9.680            0
                             2009        $ 9.680      $11.603            0
                             2010        $11.603      $12.721            0
                             2011        $12.721      $12.288            0
                             2012        $12.288      $13.514            0
                             2013        $13.514      $16.516            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.301      $14.854        8,984
                             2005        $14.854      $15.950        8,288
                             2006        $15.950      $18.103            0
                             2007        $18.103      $18.161        6,783
                             2008        $18.161      $12.047        3,358
                             2009        $12.047      $14.632        3,408
                             2010        $14.632      $16.065        3,200
                             2011        $16.065      $15.366        2,533
                             2012        $15.366      $17.194        2,290
                             2013        $17.194      $22.508        1,957
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.088            0
                             2005        $11.088      $12.058            0
                             2006        $12.058      $12.381            0
                             2007        $12.381      $14.247          394
                             2008        $14.247      $ 7.412          394
                             2009        $ 7.412      $11.342            0
                             2010        $11.342      $14.127            0
                             2011        $14.127      $12.531            0
                             2012        $12.531      $13.688            0
                             2013        $13.688      $18.299            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.348            0
                             2005        $10.348      $10.260          128
                             2006        $10.260      $10.977            0
                             2007        $10.977      $11.406            0
                             2008        $11.406      $ 9.204        3,088
                             2009        $ 9.204      $12.098        3,058
                             2010        $12.098      $13.297          394
                             2011        $13.297      $13.584           72
                             2012        $13.584      $14.958           79
                             2013        $14.958      $15.835           85
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.897            0
                             2005        $10.897      $11.405          121
                             2006        $11.405      $12.796            0
                             2007        $12.796      $13.363            0
                             2008        $13.363      $ 9.327        2,542
                             2009        $ 9.327      $11.499        3,274
                             2010        $11.499      $13.394          736
                             2011        $13.394      $12.519            0
                             2012        $12.519      $13.547            0
                             2013        $13.547      $17.998            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.881            0
                             2005        $10.881      $10.994            0
                             2006        $10.994      $12.619            0
                             2007        $12.619      $12.771            0
                             2008        $12.771      $ 7.946        2,569
                             2009        $ 7.946      $ 9.245        5,899
                             2010        $ 9.245      $10.623            0
                             2011        $10.623      $ 9.764        1,456
                             2012        $ 9.764      $10.709            0
                             2013        $10.709      $14.242            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.129            0
                             2005        $11.129      $11.395          121
                             2006        $11.395      $12.032            0
                             2007        $12.032      $14.279        1,098
                             2008        $14.279      $ 8.629        2,483
                             2009        $ 8.629      $12.291        2,483
                             2010        $12.291      $14.785            0
                             2011        $14.785      $13.015            0
                             2012        $13.015      $14.532            0
                             2013        $14.532      $19.494            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.112            0
                             2005        $11.112      $11.769          723
                             2006        $11.769      $12.926            0
                             2007        $12.926      $12.722          665
                             2008        $12.722      $ 7.550        3,722
                             2009        $ 7.550      $ 9.354        3,760
                             2010        $ 9.354      $11.482        1,257
                             2011        $11.482      $10.786          204
                             2012        $10.786      $12.090          198
                             2013        $12.090      $15.419          182
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.252      $12.783        6,886
                             2005        $12.783      $13.118        7,899
                             2006        $13.118      $13.824            0
                             2007        $13.824      $15.402        5,931
                             2008        $15.402      $ 8.190        5,287
                             2009        $ 8.190      $11.553        5,171
                             2010        $11.553      $12.339        5,043
                             2011        $12.339      $11.910        1,359
                             2012        $11.910      $13.264        1,097
                             2013        $13.264      $16.800          989

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.042      $14.013        8,687
                             2005        $14.013      $14.218        8,511
                             2006        $14.218      $15.425            0
                             2007        $15.425      $15.620        7,157
                             2008        $15.620      $ 8.618        3,117
                             2009        $ 8.618      $10.255        3,415
                             2010        $10.255      $11.308        3,352
                             2011        $11.308      $11.109        3,021
                             2012        $11.109      $12.187        3,018
                             2013        $12.187      $13.457        2,987
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.096            0
                             2005        $10.096      $10.111            0
                             2006        $10.111      $10.383            0
                             2007        $10.383      $10.575        2,472
                             2008        $10.575      $ 6.305          111
                             2009        $ 6.305      $ 6.729          136
                             2010        $ 6.729      $ 7.327          135
                             2011        $ 7.327      $ 7.740          121
                             2012        $ 7.740      $ 8.344          139
                             2013        $ 8.344      $ 8.135          162
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.341      $14.424          778
                             2005        $14.424      $15.808          828
                             2006        $15.808      $15.888            0
                             2007        $15.888      $16.485          455
                             2008        $16.485      $ 8.193          455
                             2009        $ 8.193      $10.604            0
                             2010        $10.604      $13.196            0
                             2011        $13.196      $13.022            0
                             2012        $13.022      $14.803            0
                             2013        $14.803      $19.647            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.178      $16.494        3,021
                             2005        $16.494      $18.411        3,342
                             2006        $18.411      $21.147            0
                             2007        $21.147      $21.951        2,257
                             2008        $21.951      $12.817        2,343
                             2009        $12.817      $17.479        2,143
                             2010        $17.479      $19.791        1,895
                             2011        $19.791      $17.717        1,830
                             2012        $17.717      $20.969        1,139
                             2013        $20.969      $26.059          964

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.089      $12.828        16,775
                             2005        $12.828      $12.865        17,082
                             2006        $12.865      $13.501             0
                             2007        $13.501      $14.473         8,572
                             2008        $14.473      $12.112         3,849
                             2009        $12.112      $14.034         4,117
                             2010        $14.034      $15.763         3,568
                             2011        $15.763      $15.527         2,341
                             2012        $15.527      $17.191         1,331
                             2013        $17.191      $16.762         1,471
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.906      $13.733         4,047
                             2005        $13.733      $13.710         3,996
                             2006        $13.710      $14.655             0
                             2007        $14.655      $14.272         2,189
                             2008        $14.272      $ 2.992         2,162
                             2009        $ 2.992      $ 3.688         2,145
                             2010        $ 3.688      $ 4.131         2,130
                             2011        $ 4.131      $ 3.939         2,113
                             2012        $ 3.939      $ 4.357             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.584      $13.441        14,274
                             2005        $13.441      $13.909        14,081
                             2006        $13.909      $15.621             0
                             2007        $15.621      $15.920         7,125
                             2008        $15.920      $ 9.561         5,263
                             2009        $ 9.561      $11.976         5,047
                             2010        $11.976      $13.574         4,447
                             2011        $13.574      $13.243         3,094
                             2012        $13.243      $15.111         2,112
                             2013        $15.111      $19.437         1,885
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.605      $17.034         9,638
                             2005        $17.034      $18.290         9,392
                             2006        $18.290      $20.524             0
                             2007        $20.524      $19.802         5,928
                             2008        $19.802      $12.013         3,248
                             2009        $12.013      $16.092         3,073
                             2010        $16.092      $19.379         2,662
                             2011        $19.379      $18.513         2,310
                             2012        $18.513      $21.317         2,152
                             2013        $21.317      $29.336         1,806

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.279          612
                             2010        $12.279      $13.532          311
                             2011        $13.532      $13.497            0
                             2012        $13.497      $15.757            0
                             2013        $15.757      $20.419            0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.035      $12.744        2,616
                             2005        $12.744      $12.971        2,527
                             2006        $12.971      $14.207            0
                             2007        $14.207      $14.034            0
                             2008        $14.034      $ 8.141            0
                             2009        $ 8.141      $10.008            0
                             2010        $10.008      $10.854            0
                             2011        $10.854      $10.917            0
                             2012        $10.917      $12.022            0
                             2013        $12.022      $13.893            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.383      $13.222          101
                             2005        $13.222      $13.842        1,076
                             2006        $13.842      $15.288            0
                             2007        $15.288      $15.399        1,072
                             2008        $15.399      $10.048        1,070
                             2009        $10.048      $13.294        3,388
                             2010        $13.294      $14.921        1,065
                             2011        $14.921      $14.542        1,063
                             2012        $14.542      $16.250        1,061
                             2013        $16.250      $19.002        1,059
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.258      $11.801            0
                             2005        $11.801      $13.074            0
                             2006        $13.074      $13.152            0
                             2007        $13.152      $12.792            0
                             2008        $12.792      $10.381            0
                             2009        $10.381      $12.800            0
                             2010        $12.800      $12.835            0
                             2011        $12.835      $12.413            0
                             2012        $12.413      $14.852            0
                             2013        $14.852      $20.590            0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.001      $16.661            0
                             2005        $16.661      $17.704            0
                             2006        $17.704      $22.010            0
                             2007        $22.010      $25.832            0
                             2008        $25.832      $17.571            0
                             2009        $17.571      $18.460            0
                             2010        $18.460      $18.396            0
                             2011        $18.396      $17.030            0
                             2012        $17.030      $17.504            0
                             2013        $17.504      $19.497            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.451      $14.626        11,596
                             2005        $14.626      $15.062        11,440
                             2006        $15.062      $17.086             0
                             2007        $17.086      $15.709         2,753
                             2008        $15.709      $ 9.423         2,576
                             2009        $ 9.423      $11.971         2,376
                             2010        $11.971      $13.399         1,892
                             2011        $13.399      $12.505         1,743
                             2012        $12.505      $14.578             0
                             2013        $14.578      $19.356             0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.291      $14.378        10,771
                             2005        $14.378      $14.507        10,786
                             2006        $14.507      $15.692             0
                             2007        $15.692      $15.783         9,466
                             2008        $15.783      $11.419         4,621
                             2009        $11.419      $16.783         4,143
                             2010        $16.783      $18.730         3,259
                             2011        $18.730      $18.652         2,485
                             2012        $18.652      $21.174         1,768
                             2013        $21.174      $22.348         1,798
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.401      $10.629        24,449
                             2005        $10.629      $10.648        25,808
                             2006        $10.648      $10.892             0
                             2007        $10.892      $11.214        17,400
                             2008        $11.214      $ 8.348         5,469
                             2009        $ 8.348      $11.982         4,936
                             2010        $11.982      $12.883         4,558
                             2011        $12.883      $13.238         3,499
                             2012        $13.238      $14.346         1,361
                             2013        $14.346      $14.302         1,195
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.328      $15.156         6,633
                             2005        $15.156      $16.642         7,316
                             2006        $16.642      $20.801             0
                             2007        $20.801      $22.056         3,027
                             2008        $22.056      $12.097         2,108
                             2009        $12.097      $14.755         3,450
                             2010        $14.755      $15.887         1,288
                             2011        $15.887      $12.914         1,201
                             2012        $12.914      $15.407            79
                             2013        $15.407      $19.310            73

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.939      $14.263             0
                             2005        $14.263      $15.188             0
                             2006        $15.188      $16.935             0
                             2007        $16.935      $15.715             0
                             2008        $15.715      $ 9.296             0
                             2009        $ 9.296      $11.901             0
                             2010        $11.901      $13.268             0
                             2011        $13.268      $12.990             0
                             2012        $12.990      $14.851             0
                             2013        $14.851      $19.638             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.813      $ 9.667         5,006
                             2005        $ 9.667      $ 9.700         4,553
                             2006        $ 9.700      $ 9.910             0
                             2007        $ 9.910      $10.161         5,268
                             2008        $10.161      $10.199        13,211
                             2009        $10.199      $10.001         2,960
                             2010        $10.001      $ 9.791         3,022
                             2011        $ 9.791      $ 9.583         1,618
                             2012        $ 9.583      $ 9.378            21
                             2013        $ 9.378      $ 9.178            12
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.442      $14.510           174
                             2005        $14.510      $15.621           173
                             2006        $15.621      $16.596             0
                             2007        $16.596      $17.171             0
                             2008        $17.171      $10.293             0
                             2009        $10.293      $13.309             0
                             2010        $13.309      $15.572             0
                             2011        $15.572      $14.465             0
                             2012        $14.465      $16.527             0
                             2013        $16.527      $22.067             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.515      $16.396           692
                             2005        $16.396      $16.992           689
                             2006        $16.992      $19.292             0
                             2007        $19.292      $17.954         1,422
                             2008        $17.954      $ 9.706         1,051
                             2009        $ 9.706      $ 9.132             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.043      $13.729           366
                             2005        $13.729      $14.109           360
                             2006        $14.109      $15.370             0
                             2007        $15.370      $15.124           184
                             2008        $15.124      $ 9.095           190
                             2009        $ 9.095      $11.854           200
                             2010        $11.854      $13.500           156
                             2011        $13.500      $12.981            56
                             2012        $12.981      $14.979            14
                             2013        $14.979      $19.549             6
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.507      $15.678         6,017
                             2005        $15.678      $17.208         5,801
                             2006        $17.208      $17.758             0
                             2007        $17.758      $18.038             0
                             2008        $18.038      $ 9.612             0
                             2009        $ 9.612      $13.051             0
                             2010        $13.051      $14.854             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.348      $12.692        20,886
                             2005        $12.692      $13.129        22,486
                             2006        $13.129      $13.547             0
                             2007        $13.547      $13.987         3,994
                             2008        $13.987      $ 8.619         3,594
                             2009        $ 8.619      $13.823         5,129
                             2010        $13.823      $16.341         2,260
                             2011        $16.341      $13.138         2,082
                             2012        $13.138      $14.685             0
                             2013        $14.685      $20.655             0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.818      $14.885         1,520
                             2005        $14.885      $16.335         1,471
                             2006        $16.335      $17.714             0
                             2007        $17.714      $18.441           334
                             2008        $18.441      $15.343           295
                             2009        $15.343      $19.536           254
                             2010        $19.536      $20.981           231
                             2011        $20.981      $21.947           334
                             2012        $21.947      $25.315             0
                             2013        $25.315      $22.604             0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.036         3,343
                             2005        $11.036      $12.094         3,262
                             2006        $12.094      $14.381             0
                             2007        $14.381      $15.448         1,169
                             2008        $15.448      $10.742             0
                             2009        $10.742      $13.620           461
                             2010        $13.620      $15.201           480
                             2011        $15.201      $16.223             0
                             2012        $16.223      $18.350             0
                             2013        $18.350      $21.488             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.723        5,758
                             2005        $10.723      $12.143        5,204
                             2006        $12.143      $12.372        4,629
                             2007        $12.372      $14.757        3,780
                             2008        $14.757      $ 7.338        1,805
                             2009        $ 7.338      $11.888        1,496
                             2010        $11.888      $14.294        1,334
                             2011        $14.294      $13.597        1,222
                             2012        $13.597      $15.218        1,212
                             2013        $15.218      $22.052          941
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.698            0
                             2005        $10.698      $12.090            0
                             2006        $12.090      $12.283            0
                             2007        $12.283      $14.623            0
                             2008        $14.623      $ 7.248            0
                             2009        $ 7.248      $11.713            0
                             2010        $11.713      $14.055            0
                             2011        $14.055      $13.336            0
                             2012        $13.336      $14.884            0
                             2013        $14.884      $21.517            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.796            0
                             2007        $ 9.796      $11.753        1,656
                             2008        $11.753      $ 6.116            0
                             2009        $ 6.116      $ 9.419            0
                             2010        $ 9.419      $12.193            0
                             2011        $12.193      $11.076            0
                             2012        $11.076      $11.759            0
                             2013        $11.759      $15.820            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.543      $15.764        3,400
                             2005        $15.764      $17.415        3,362
                             2006        $17.415      $19.061            0
                             2007        $19.061      $19.203        1,000
                             2008        $19.203      $11.193        1,009
                             2009        $11.193      $16.063        2,778
                             2010        $16.063      $19.894          779
                             2011        $19.894      $17.772            0
                             2012        $17.772      $19.949            0
                             2013        $19.949      $33.448            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.452      $19.245         4,315
                             2005        $19.245      $21.989         4,008
                             2006        $21.989      $29.627             0
                             2007        $29.627      $23.982         3,042
                             2008        $23.982      $14.536         2,820
                             2009        $14.536      $18.278         4,391
                             2010        $18.278      $23.169         2,192
                             2011        $23.169      $23.959           666
                             2012        $23.959      $27.107            43
                             2013        $27.107      $26.992            48
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.840         1,089
                             2005        $ 9.840      $ 9.864         1,131
                             2006        $ 9.864      $10.056             0
                             2007        $10.056      $10.278         1,198
                             2008        $10.278      $10.238        12,665
                             2009        $10.238      $10.027             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
             INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 2.0


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.228         2,751
                             2007        $10.228      $11.733         3,593
                             2008        $11.733      $ 6.577         3,629
                             2009        $ 6.577      $ 8.714         3,721
                             2010        $ 8.714      $ 9.966        10,361
                             2011        $ 9.966      $ 9.477         7,751
                             2012        $ 9.477      $10.765         7,404
                             2013        $10.765      $13.789         5,894
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.419             0
                             2007        $10.419      $11.048         7,047
                             2008        $11.048      $ 8.086             0
                             2009        $ 8.086      $ 9.803           388
                             2010        $ 9.803      $10.792           384
                             2011        $10.792      $10.511           380
                             2012        $10.511      $11.471           376
                             2013        $11.471      $12.700         2,850
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.448             0
                             2007        $10.448      $11.237             0
                             2008        $11.237      $ 7.385         3,719
                             2009        $ 7.385      $ 9.286         3,908
                             2010        $ 9.286      $10.384         3,878
                             2011        $10.384      $10.031         3,849
                             2012        $10.031      $11.093         3,819
                             2013        $11.093      $12.547         6,156

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.457             0
                             2007        $10.457      $11.360             0
                             2008        $11.360      $ 6.870             0
                             2009        $ 6.870      $ 8.814             0
                             2010        $ 8.814      $ 9.991             0
                             2011        $ 9.991      $ 9.496             0
                             2012        $ 9.496      $10.698             0
                             2013        $10.698      $12.704             0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.310             0
                             2007        $10.310      $10.679             0
                             2008        $10.679      $ 9.327             0
                             2009        $ 9.327      $10.459           624
                             2010        $10.459      $10.972           618
                             2011        $10.972      $10.881           611
                             2012        $10.881      $11.308           604
                             2013        $11.308      $11.637           598
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.706             0
                             2007        $ 9.706      $11.610             0
                             2008        $11.610      $ 6.271             0
                             2009        $ 6.271      $ 8.859             0
                             2010        $ 8.859      $10.378             0
                             2011        $10.378      $10.197             0
                             2012        $10.197      $11.786             0
                             2013        $11.786      $15.518         2,247
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.779             0
                             2007        $10.779      $11.088             0
                             2008        $11.088      $ 6.815             0
                             2009        $ 6.815      $ 8.419             0
                             2010        $ 8.419      $ 9.448         2,551
                             2011        $ 9.448      $ 9.406         3,328
                             2012        $ 9.406      $10.638        12,288
                             2013        $10.638      $13.725           847
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.838           215
                             2007        $ 9.838      $11.097         2,006
                             2008        $11.097      $ 6.555         2,042
                             2009        $ 6.555      $ 8.960         1,910
                             2010        $ 8.960      $11.268           661
                             2011        $11.268      $ 9.826         1,106
                             2012        $ 9.826      $11.009           944
                             2013        $11.009      $14.631         2,655

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.341      $14.434        54,017
                             2005        $14.434      $14.615        58,977
                             2006        $14.615      $16.691        55,989
                             2007        $16.691      $15.718        43,938
                             2008        $15.718      $ 9.971        39,765
                             2009        $ 9.971      $12.342        38,791
                             2010        $12.342      $14.085        34,822
                             2011        $14.085      $14.109        27,921
                             2012        $14.109      $15.487        30,392
                             2013        $15.487      $19.633        20,940
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.194           184
                             2005        $11.194      $11.126        11,392
                             2006        $11.126      $12.868        25,033
                             2007        $12.868      $13.057        29,146
                             2008        $13.057      $ 8.984        32,243
                             2009        $ 8.984      $11.915        28,422
                             2010        $11.915      $13.131        23,688
                             2011        $13.131      $13.150        13,308
                             2012        $13.150      $14.489        12,563
                             2013        $14.489      $16.147        11,290
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.509           480
                             2005        $10.509      $10.389        26,216
                             2006        $10.389      $11.269        34,441
                             2007        $11.269      $11.708        31,429
                             2008        $11.708      $ 7.497        26,623
                             2009        $ 7.497      $ 9.513        26,009
                             2010        $ 9.513      $10.383        24,613
                             2011        $10.383      $10.003        18,575
                             2012        $10.003      $10.994        17,381
                             2013        $10.994      $13.833        14,389
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.507      $17.559        33,465
                             2005        $17.559      $18.682        41,357
                             2006        $18.682      $21.377        36,322
                             2007        $21.377      $20.408        23,714
                             2008        $20.408      $13.370        17,757
                             2009        $13.370      $16.890        15,636
                             2010        $16.890      $21.183        13,650
                             2011        $21.183      $19.941        11,711
                             2012        $19.941      $23.089        11,466
                             2013        $23.089      $30.768         9,641

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.485      $16.884             0
                             2005        $16.884      $17.306             0
                             2006        $17.306      $18.400             0
                             2007        $18.400      $20.018             0
                             2008        $20.018      $11.258             0
                             2009        $11.258      $15.810             0
                             2010        $15.810      $19.736             0
                             2011        $19.736      $18.372             0
                             2012        $18.372      $19.919             0
                             2013        $19.919      $26.916             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.211         1,456
                             2005        $10.211      $10.228         2,170
                             2006        $10.228      $10.406         2,396
                             2007        $10.406      $10.850         2,341
                             2008        $10.850      $11.418         2,220
                             2009        $11.418      $11.513           289
                             2010        $11.513      $11.856         2,840
                             2011        $11.856      $12.256         2,533
                             2012        $12.256      $12.213         2,515
                             2013        $12.213      $11.678             0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.974         5,079
                             2007        $10.974      $12.004         2,817
                             2008        $12.004      $ 8.400         2,718
                             2009        $ 8.400      $10.131         2,785
                             2010        $10.131      $11.095           409
                             2011        $11.095      $10.531           655
                             2012        $10.531      $11.676           650
                             2013        $11.676      $14.574           398
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.638      $13.923        72,413
                             2005        $13.923      $15.057        78,534
                             2006        $15.057      $17.435        67,067
                             2007        $17.435      $17.644        40,175
                             2008        $17.644      $10.853        25,937
                             2009        $10.853      $13.381        23,377
                             2010        $13.381      $14.553        19,439
                             2011        $14.553      $14.087        19,416
                             2012        $14.087      $15.740        17,429
                             2013        $15.740      $19.746        14,074

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.810      $20.505        21,232
                             2005        $20.505      $25.559        22,574
                             2006        $25.559      $32.024        20,363
                             2007        $32.024      $40.334        16,198
                             2008        $40.334      $18.657        10,815
                             2009        $18.657      $31.496         9,180
                             2010        $31.496      $36.225         8,903
                             2011        $36.225      $29.814         9,288
                             2012        $29.814      $32.998         6,965
                             2013        $32.998      $31.977         6,067
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.547      $15.705        20,311
                             2005        $15.705      $16.925        25,114
                             2006        $16.925      $20.105        29,161
                             2007        $20.105      $22.702        24,369
                             2008        $22.702      $13.239        22,235
                             2009        $13.239      $17.745        20,560
                             2010        $17.745      $18.816        13,368
                             2011        $18.816      $16.447        11,852
                             2012        $16.447      $19.019        10,848
                             2013        $19.019      $22.876         7,619
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.839      $14.409             0
                             2005        $14.409      $13.660             0
                             2006        $13.660      $15.069             0
                             2007        $15.069      $16.358             0
                             2008        $16.358      $16.993           297
                             2009        $16.993      $19.726           562
                             2010        $19.726      $22.082           557
                             2011        $22.082      $21.412           552
                             2012        $21.412      $24.097           547
                             2013        $24.097      $23.953           542
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.693      $12.212        24,927
                             2005        $12.212      $12.858        27,728
                             2006        $12.858      $12.907        25,923
                             2007        $12.907      $14.724        20,414
                             2008        $14.724      $ 7.328        20,493
                             2009        $ 7.328      $11.872        19,089
                             2010        $11.872      $13.885        15,046
                             2011        $13.885      $12.713        13,675
                             2012        $12.713      $14.100         6,957
                             2013        $14.100      $19.280         5,774

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.260        38,083
                             2005        $11.260      $12.370        38,341
                             2006        $12.370      $14.605        30,699
                             2007        $14.605      $15.404        24,539
                             2008        $15.404      $ 8.845        17,784
                             2009        $ 8.845      $12.043        17,133
                             2010        $12.043      $14.400        13,303
                             2011        $14.400      $14.215        12,481
                             2012        $14.215      $16.309        12,521
                             2013        $16.309      $21.418         4,580
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.254         5,841
                             2005        $11.254      $12.345         7,179
                             2006        $12.345      $14.566         8,216
                             2007        $14.566      $15.348         4,743
                             2008        $15.348      $ 8.794         7,231
                             2009        $ 8.794      $11.969         6,960
                             2010        $11.969      $14.304         3,453
                             2011        $14.304      $14.107         2,765
                             2012        $14.107      $16.154         1,144
                             2013        $16.154      $21.162           465
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.297         1,925
                             2005        $11.297      $11.505        20,188
                             2006        $11.505      $13.059        25,903
                             2007        $13.059      $12.474        17,876
                             2008        $12.474      $ 7.832        13,851
                             2009        $ 7.832      $ 9.837        11,483
                             2010        $ 9.837      $11.132        10,558
                             2011        $11.132      $10.659         5,994
                             2012        $10.659      $12.398         5,172
                             2013        $12.398      $16.450         4,958
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.922           247
                             2005        $10.922      $11.472         3,071
                             2006        $11.472      $12.633         4,595
                             2007        $12.633      $12.770         1,995
                             2008        $12.770      $ 9.657         1,983
                             2009        $ 9.657      $11.570         2,140
                             2010        $11.570      $12.678         1,712
                             2011        $12.678      $12.240         1,547
                             2012        $12.240      $13.454         1,173
                             2013        $13.454      $16.435         1,132

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.304      $14.850        69,967
                             2005        $14.850      $15.937        67,983
                             2006        $15.937      $18.080        65,697
                             2007        $18.080      $18.128        44,143
                             2008        $18.128      $12.019        38,739
                             2009        $12.019      $14.590        34,471
                             2010        $14.590      $16.011        28,785
                             2011        $16.011      $15.307        24,220
                             2012        $15.307      $17.119        23,236
                             2013        $17.119      $22.398        13,713
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.084        23,290
                             2005        $11.084      $12.047        25,887
                             2006        $12.047      $12.364        23,987
                             2007        $12.364      $14.220        19,986
                             2008        $14.220      $ 7.394        18,334
                             2009        $ 7.394      $11.310        18,000
                             2010        $11.310      $14.079         8,355
                             2011        $14.079      $12.482         6,219
                             2012        $12.482      $13.628         5,100
                             2013        $13.628      $18.208         4,974
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.347             0
                             2005        $10.347      $10.253        10,764
                             2006        $10.253      $10.965        15,981
                             2007        $10.965      $11.387        19,889
                             2008        $11.387      $ 9.184        14,931
                             2009        $ 9.184      $12.066        14,780
                             2010        $12.066      $13.255        16,398
                             2011        $13.255      $13.533        10,117
                             2012        $13.533      $14.895         9,563
                             2013        $14.895      $15.760         8,728
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.895            90
                             2005        $10.895      $11.398         3,079
                             2006        $11.398      $12.782         3,346
                             2007        $12.782      $13.341         3,517
                             2008        $13.341      $ 9.307         8,534
                             2009        $ 9.307      $11.468         8,430
                             2010        $11.468      $13.351         7,219
                             2011        $13.351      $12.473           789
                             2012        $12.473      $13.490           785
                             2013        $13.490      $17.913           781

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.880            63
                             2005        $10.880      $10.988         9,548
                             2006        $10.988      $12.604        11,457
                             2007        $12.604      $12.750         6,707
                             2008        $12.750      $ 7.928         6,676
                             2009        $ 7.928      $ 9.220         6,631
                             2010        $ 9.220      $10.589         5,138
                             2011        $10.589      $ 9.728         3,473
                             2012        $ 9.728      $10.664         3,455
                             2013        $10.664      $14.175         3,439
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.127             0
                             2005        $11.127      $11.388         3,189
                             2006        $11.388      $12.018         7,199
                             2007        $12.018      $14.255         4,584
                             2008        $14.255      $ 8.610         4,483
                             2009        $ 8.610      $12.258         3,464
                             2010        $12.258      $14.738         2,534
                             2011        $14.738      $12.967         1,512
                             2012        $12.967      $14.471         1,484
                             2013        $14.471      $19.402         1,397
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.110           553
                             2005        $11.110      $11.761        18,678
                             2006        $11.761      $12.912        20,540
                             2007        $12.912      $12.701        14,663
                             2008        $12.701      $ 7.533        11,381
                             2009        $ 7.533      $ 9.329         9,571
                             2010        $ 9.329      $11.446         7,370
                             2011        $11.446      $10.746         3,847
                             2012        $10.746      $12.039         3,800
                             2013        $12.039      $15.346         3,695
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.248      $12.772        69,424
                             2005        $12.772      $13.100        60,344
                             2006        $13.100      $13.799        56,456
                             2007        $13.799      $15.365        37,725
                             2008        $15.365      $ 8.166        37,263
                             2009        $ 8.166      $11.513        33,587
                             2010        $11.513      $12.291        28,179
                             2011        $12.291      $11.857        24,219
                             2012        $11.857      $13.198        22,658
                             2013        $13.198      $16.708        21,367

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.045      $14.009        21,616
                             2005        $14.009      $14.206        24,130
                             2006        $14.206      $15.405        22,039
                             2007        $15.405      $15.591        21,004
                             2008        $15.591      $ 8.598        19,434
                             2009        $ 8.598      $10.226        17,667
                             2010        $10.226      $11.270        17,237
                             2011        $11.270      $11.066        16,097
                             2012        $11.066      $12.134        14,103
                             2013        $12.134      $13.391        14,805
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.095             0
                             2005        $10.095      $10.105         7,318
                             2006        $10.105      $10.371        17,491
                             2007        $10.371      $10.558        20,841
                             2008        $10.558      $ 6.291        20,764
                             2009        $ 6.291      $ 6.711        22,905
                             2010        $ 6.711      $ 7.304        22,585
                             2011        $ 7.304      $ 7.711        22,915
                             2012        $ 7.711      $ 8.309        18,806
                             2013        $ 8.309      $ 8.096         9,552
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.344      $14.419        21,094
                             2005        $14.419      $15.795        22,816
                             2006        $15.795      $15.867        23,151
                             2007        $15.867      $16.455        13,823
                             2008        $16.455      $ 8.174        12,241
                             2009        $ 8.174      $10.574        10,423
                             2010        $10.574      $13.151         6,180
                             2011        $13.151      $12.972         3,804
                             2012        $12.972      $14.738         3,328
                             2013        $14.738      $19.550         1,366
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.181      $16.489        32,196
                             2005        $16.489      $18.397        33,906
                             2006        $18.397      $21.119        30,564
                             2007        $21.119      $21.910        22,461
                             2008        $21.910      $12.787        22,365
                             2009        $12.787      $17.429        22,069
                             2010        $17.429      $19.724        15,838
                             2011        $19.724      $17.648        13,066
                             2012        $17.648      $20.877         5,914
                             2013        $20.877      $25.932         5,136

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.091      $12.824        43,847
                             2005        $12.824      $12.855        50,067
                             2006        $12.855      $13.484        45,897
                             2007        $13.484      $14.446        32,434
                             2008        $14.446      $12.083        35,702
                             2009        $12.083      $13.994        33,786
                             2010        $13.994      $15.710        35,018
                             2011        $15.710      $15.467        31,687
                             2012        $15.467      $17.116        25,306
                             2013        $17.116      $16.680        25,878
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.909      $13.729        48,188
                             2005        $13.729      $13.698        46,830
                             2006        $13.698      $14.636        45,695
                             2007        $14.636      $14.246        26,973
                             2008        $14.246      $ 2.985        27,999
                             2009        $ 2.985      $ 3.678        31,109
                             2010        $ 3.678      $ 4.117        26,145
                             2011        $ 4.117      $ 3.924        23,421
                             2012        $ 3.924      $ 4.338             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.586      $13.437        51,399
                             2005        $13.437      $13.898        65,805
                             2006        $13.898      $15.601        63,905
                             2007        $15.601      $15.890        49,814
                             2008        $15.890      $ 9.539        41,325
                             2009        $ 9.539      $11.941        35,242
                             2010        $11.941      $13.529        28,481
                             2011        $13.529      $13.191        22,290
                             2012        $13.191      $15.045        27,041
                             2013        $15.045      $19.342        12,161
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.608      $17.029        42,152
                             2005        $17.029      $18.275        43,431
                             2006        $18.275      $20.496        41,664
                             2007        $20.496      $19.766        31,534
                             2008        $19.766      $11.985        27,584
                             2009        $11.985      $16.046        25,315
                             2010        $16.046      $19.314        16,915
                             2011        $19.314      $18.442        16,686
                             2012        $18.442      $21.224        12,486
                             2013        $21.224      $29.193        10,325

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.244        31,333
                             2010        $12.244      $13.486        30,804
                             2011        $13.486      $13.445        28,492
                             2012        $13.445      $15.688        24,413
                             2013        $15.688      $20.319        22,949
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.037      $12.740        25,107
                             2005        $12.740      $12.960        26,454
                             2006        $12.960      $14.188        19,524
                             2007        $14.188      $14.008         9,363
                             2008        $14.008      $ 8.122         7,678
                             2009        $ 8.122      $ 9.980         6,438
                             2010        $ 9.980      $10.818         6,347
                             2011        $10.818      $10.875         5,345
                             2012        $10.875      $11.969        11,818
                             2013        $11.969      $13.825         4,007
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.385      $13.218        19,346
                             2005        $13.218      $13.831        18,927
                             2006        $13.831      $15.268        18,323
                             2007        $15.268      $15.371        14,308
                             2008        $15.371      $10.024        18,546
                             2009        $10.024      $13.257        17,965
                             2010        $13.257      $14.871        17,528
                             2011        $14.871      $14.485        13,155
                             2012        $14.485      $16.179        13,031
                             2013        $16.179      $18.909        12,120
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.260      $11.798         7,454
                             2005        $11.798      $13.063         9,878
                             2006        $13.063      $13.135         5,156
                             2007        $13.135      $12.769         5,012
                             2008        $12.769      $10.356         4,326
                             2009        $10.356      $12.764         3,055
                             2010        $12.764      $12.792         3,262
                             2011        $12.792      $12.365         3,104
                             2012        $12.365      $14.787         2,841
                             2013        $14.787      $20.490         1,774

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.004      $16.656         3,376
                             2005        $16.656      $17.690         3,358
                             2006        $17.690      $21.981         1,801
                             2007        $21.981      $25.785           214
                             2008        $25.785      $17.530           213
                             2009        $17.530      $18.407           213
                             2010        $18.407      $18.334           212
                             2011        $18.334      $16.964           212
                             2012        $16.964      $17.428           212
                             2013        $17.428      $19.401           212
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.454      $14.621        23,526
                             2005        $14.621      $15.050        23,900
                             2006        $15.050      $17.064        21,468
                             2007        $17.064      $15.680        17,929
                             2008        $15.680      $ 9.401        16,653
                             2009        $ 9.401      $11.937        16,009
                             2010        $11.937      $13.354        15,659
                             2011        $13.354      $12.456        15,466
                             2012        $12.456      $14.514        10,996
                             2013        $14.514      $19.261         9,315
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.294      $14.374        20,081
                             2005        $14.374      $14.495        20,080
                             2006        $14.495      $15.671        18,522
                             2007        $15.671      $15.754        15,645
                             2008        $15.754      $11.392        11,476
                             2009        $11.392      $16.735        10,753
                             2010        $16.735      $18.667        10,352
                             2011        $18.667      $18.579        10,279
                             2012        $18.579      $21.081         9,812
                             2013        $21.081      $22.239         9,624
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.403      $10.626        49,454
                             2005        $10.626      $10.639        57,689
                             2006        $10.639      $10.877        67,485
                             2007        $10.877      $11.194        59,014
                             2008        $11.194      $ 8.329        42,520
                             2009        $ 8.329      $11.948        37,576
                             2010        $11.948      $12.839        37,873
                             2011        $12.839      $13.187        34,768
                             2012        $13.187      $14.283        38,648
                             2013        $14.283      $14.232        30,174
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.331      $15.151        19,038
                             2005        $15.151      $16.628        20,400
                             2006        $16.628      $20.774        20,429
                             2007        $20.774      $22.016        18,632
                             2008        $22.016      $12.069        16,964
                             2009        $12.069      $14.712        16,476
                             2010        $14.712      $15.833        15,776
                             2011        $15.833      $12.864        16,236
                             2012        $12.864      $15.340        15,167
                             2013        $15.340      $19.215        14,261

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.942      $14.259         7,931
                             2005        $14.259      $15.176         8,888
                             2006        $15.176      $16.913         8,746
                             2007        $16.913      $15.686         2,824
                             2008        $15.686      $ 9.274           725
                             2009        $ 9.274      $11.867           719
                             2010        $11.867      $13.223           714
                             2011        $13.223      $12.940           708
                             2012        $12.940      $14.786           703
                             2013        $14.786      $19.542           699
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.815      $ 9.664        23,695
                             2005        $ 9.664      $ 9.692        29,794
                             2006        $ 9.692      $ 9.897        35,572
                             2007        $ 9.897      $10.142        30,372
                             2008        $10.142      $10.175        33,302
                             2009        $10.175      $ 9.973        32,203
                             2010        $ 9.973      $ 9.758        29,334
                             2011        $ 9.758      $ 9.546        35,349
                             2012        $ 9.546      $ 9.337        42,169
                             2013        $ 9.337      $ 9.134        42,972
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.445      $14.506        14,340
                             2005        $14.506      $15.609        14,231
                             2006        $15.609      $16.574        13,473
                             2007        $16.574      $17.140         9,948
                             2008        $17.140      $10.268         7,898
                             2009        $10.268      $13.271         6,378
                             2010        $13.271      $15.520        11,738
                             2011        $15.520      $14.409        10,472
                             2012        $14.409      $16.454         9,842
                             2013        $16.454      $21.959         9,593
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.518      $16.391        48,816
                             2005        $16.391      $16.978        51,397
                             2006        $16.978      $19.267        49,497
                             2007        $19.267      $17.922        33,798
                             2008        $17.922      $ 9.683        32,716
                             2009        $ 9.683      $ 9.110             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.046      $13.725         4,516
                             2005        $13.725      $14.098         4,505
                             2006        $14.098      $15.350         4,301
                             2007        $15.350      $15.096         3,475
                             2008        $15.096      $ 9.074         3,462
                             2009        $ 9.074      $11.820         3,411
                             2010        $11.820      $13.455         3,367
                             2011        $13.455      $12.931         2,860
                             2012        $12.931      $14.913         2,666
                             2013        $14.913      $19.453         2,591
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.510      $15.673        16,589
                             2005        $15.673      $17.194        16,027
                             2006        $17.194      $17.735        13,899
                             2007        $17.735      $18.005         8,037
                             2008        $18.005      $ 9.590         6,905
                             2009        $ 9.590      $13.014         6,487
                             2010        $13.014      $14.806             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.351      $12.688        99,612
                             2005        $12.688      $13.118        99,379
                             2006        $13.118      $13.529        92,829
                             2007        $13.529      $13.961        62,475
                             2008        $13.961      $ 8.598        48,376
                             2009        $ 8.598      $13.784        40,792
                             2010        $13.784      $16.286        41,260
                             2011        $16.286      $13.087        41,492
                             2012        $13.087      $14.621        40,576
                             2013        $14.621      $20.554        30,109
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.821      $14.881        11,230
                             2005        $14.881      $16.322        10,068
                             2006        $16.322      $17.691        12,002
                             2007        $17.691      $18.407         9,145
                             2008        $18.407      $15.307         8,172
                             2009        $15.307      $19.481         7,585
                             2010        $19.481      $20.910         4,632
                             2011        $20.910      $21.862         5,572
                             2012        $21.862      $25.204         5,498
                             2013        $25.204      $22.493         5,798
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.030         6,065
                             2005        $11.030      $12.081        17,642
                             2006        $12.081      $14.359        19,820
                             2007        $14.359      $15.417        11,213
                             2008        $15.417      $10.715        10,701
                             2009        $10.715      $13.579         8,044
                             2010        $13.579      $15.147         7,115
                             2011        $15.147      $16.157         8,644
                             2012        $16.157      $18.266         6,099
                             2013        $18.266      $21.379         5,869

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.719        33,193
                             2005        $10.719      $12.133        31,244
                             2006        $12.133      $12.355        29,018
                             2007        $12.355      $14.730        24,354
                             2008        $14.730      $ 7.320        28,004
                             2009        $ 7.320      $11.854        24,104
                             2010        $11.854      $14.245        19,670
                             2011        $14.245      $13.544        17,831
                             2012        $13.544      $15.151        15,479
                             2013        $15.151      $21.944        12,835
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.694         4,430
                             2005        $10.694      $12.080         4,843
                             2006        $12.080      $12.266         5,280
                             2007        $12.266      $14.595           616
                             2008        $14.595      $ 7.231           349
                             2009        $ 7.231      $11.679           129
                             2010        $11.679      $14.007           129
                             2011        $14.007      $13.284           123
                             2012        $13.284      $14.819           118
                             2013        $14.819      $21.411           112
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.793         2,702
                             2007        $ 9.793      $11.743         3,501
                             2008        $11.743      $ 6.108         4,814
                             2009        $ 6.108      $ 9.402         3,854
                             2010        $ 9.402      $12.164         4,034
                             2011        $12.164      $11.044         4,942
                             2012        $11.044      $11.719         4,663
                             2013        $11.719      $15.758         3,633
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.538      $15.571        17,770
                             2005        $15.751      $17.392        17,054
                             2006        $17.392      $19.025        14,124
                             2007        $19.025      $19.158         5,644
                             2008        $19.158      $11.161         3,323
                             2009        $11.161      $16.008         3,043
                             2010        $16.008      $19.816         2,806
                             2011        $19.816      $17.694         2,682
                             2012        $17.694      $19.851         2,589
                             2013        $19.851      $33.266         1,484

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.455      $19.239        19,325
                             2005        $19.239      $21.972        18,808
                             2006        $21.972      $29.588        13,501
                             2007        $29.588      $23.938         7,759
                             2008        $23.938      $14.502         6,442
                             2009        $14.502      $18.226         5,014
                             2010        $18.226      $23.092         4,235
                             2011        $23.092      $23.866         4,196
                             2012        $23.866      $26.988         5,604
                             2013        $26.988      $26.860         3,299
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.835         2,810
                             2005        $ 9.835      $ 9.854         6,029
                             2006        $ 9.854      $10.040         7,363
                             2007        $10.040      $10.257         4,772
                             2008        $10.257      $10.212         2,756
                             2009        $10.212      $ 9.997             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
  PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION,
  BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 2.05


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.224            0
                             2007        $10.224      $11.723            0
                             2008        $11.723      $ 6.568            0
                             2009        $ 6.568      $ 8.698        2,336
                             2010        $ 8.698      $ 9.943        2,321
                             2011        $ 9.943      $ 9.450        2,307
                             2012        $ 9.450      $10.728        2,293
                             2013        $10.728      $13.735        1,875
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.415            0
                             2007        $10.415      $11.038            0
                             2008        $11.038      $ 8.075            0
                             2009        $ 8.075      $ 9.785            0
                             2010        $ 9.785      $10.766            0
                             2011        $10.766      $10.480            0
                             2012        $10.480      $11.432            0
                             2013        $11.432      $12.651            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.445            0
                             2007        $10.445      $11.227            0
                             2008        $11.227      $ 7.375            0
                             2009        $ 7.375      $ 9.269            0
                             2010        $ 9.269      $10.359            0
                             2011        $10.359      $10.002            0
                             2012        $10.002      $11.056            0
                             2013        $11.056      $12.498            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.454            0
                             2007        $10.454      $11.350            0
                             2008        $11.350      $ 6.860            0
                             2009        $ 6.860      $ 8.798            0
                             2010        $ 8.798      $ 9.967            0
                             2011        $ 9.967      $ 9.469            0
                             2012        $ 9.469      $10.662            0
                             2013        $10.662      $12.654            0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.306            0
                             2007        $10.306      $10.670            0
                             2008        $10.670      $ 9.314            0
                             2009        $ 9.314      $10.439            0
                             2010        $10.439      $10.946            0
                             2011        $10.946      $10.850            0
                             2012        $10.850      $11.270            0
                             2013        $11.270      $11.591            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.703            0
                             2007        $ 9.703      $11.601            0
                             2008        $11.601      $ 6.263            0
                             2009        $ 6.263      $ 8.843            0
                             2010        $ 8.843      $10.354            0
                             2011        $10.354      $10.168            0
                             2012        $10.168      $11.746            0
                             2013        $11.746      $15.457            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.776            0
                             2007        $10.776      $11.079            0
                             2008        $11.079      $ 6.806            0
                             2009        $ 6.806      $ 8.403        2,414
                             2010        $ 8.403      $ 9.425        2,682
                             2011        $ 9.425      $ 9.379        2,384
                             2012        $ 9.379      $10.602        2,370
                             2013        $10.602      $13.671        1,938
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.835            0
                             2007        $ 9.835      $11.088            0
                             2008        $11.088      $ 6.546            0
                             2009        $ 6.546      $ 8.943            0
                             2010        $ 8.943      $11.241            0
                             2011        $11.241      $ 9.797            0
                             2012        $ 9.797      $10.972            0
                             2013        $10.972      $14.574            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.318      $14.402         9,456
                             2005        $14.402      $14.575         9,932
                             2006        $14.575      $16.637             0
                             2007        $16.637      $15.659         5,547
                             2008        $15.659      $ 9.928         4,599
                             2009        $ 9.928      $12.283         3,898
                             2010        $12.283      $14.011         3,160
                             2011        $14.011      $14.027         2,319
                             2012        $14.027      $15.390         1,724
                             2013        $15.390      $19.499         1,427
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.191         6,735
                             2005        $11.191      $11.116        14,303
                             2006        $11.116      $12.850             0
                             2007        $12.850      $13.033        13,557
                             2008        $13.033      $ 8.962        13,186
                             2009        $ 8.962      $11.880        13,052
                             2010        $11.880      $13.086        11,603
                             2011        $13.086      $13.099         8,246
                             2012        $13.099      $14.425         8,201
                             2013        $14.425      $16.068         8,066
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.508           383
                             2005        $10.508      $10.382         4,786
                             2006        $10.382      $11.256             0
                             2007        $11.256      $11.688         3,309
                             2008        $11.688      $ 7.481         7,570
                             2009        $ 7.481      $ 9.488         7,554
                             2010        $ 9.488      $10.350         1,392
                             2011        $10.350      $ 9.966         1,043
                             2012        $ 9.966      $10.948         1,000
                             2013        $10.948      $13.768           929
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.482      $17.520         6,050
                             2005        $17.520      $18.630         6,536
                             2006        $18.630      $21.307             0
                             2007        $21.307      $20.332         3,011
                             2008        $20.332      $13.313         1,907
                             2009        $13.313      $16.809         1,827
                             2010        $16.809      $21.071         1,659
                             2011        $21.071      $19.825         1,566
                             2012        $19.825      $22.944         1,459
                             2013        $22.944      $30.558         1,290

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.459      $16.847        5,212
                             2005        $16.847      $17.259        5,081
                             2006        $17.259      $18.340        3,780
                             2007        $18.340      $19.942        3,153
                             2008        $19.942      $11.210        1,637
                             2009        $11.210      $15.734        1,211
                             2010        $15.734      $19.632          923
                             2011        $19.632      $18.265          723
                             2012        $18.265      $19.793          691
                             2013        $19.793      $26.733          629
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.207            0
                             2005        $10.207      $10.219            0
                             2006        $10.219      $10.392            0
                             2007        $10.392      $10.830        2,612
                             2008        $10.830      $11.390        6,921
                             2009        $11.390      $11.480        4,328
                             2010        $11.480      $11.816        2,157
                             2011        $11.816      $12.208        4,431
                             2012        $12.208      $12.159        4,431
                             2013        $12.159      $11.621            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.970            0
                             2007        $10.970      $11.993            0
                             2008        $11.993      $ 8.388            0
                             2009        $ 8.388      $10.112        1,928
                             2010        $10.112      $11.068        2,383
                             2011        $11.068      $10.500        1,904
                             2012        $10.500      $11.636        1,893
                             2013        $11.636      $14.517        2,210
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.616      $13.892        5,065
                             2005        $13.892      $15.015        4,854
                             2006        $15.015      $17.378            0
                             2007        $17.378      $17.578        4,431
                             2008        $17.578      $10.807        4,391
                             2009        $10.807      $13.317        4,597
                             2010        $13.317      $14.476        4,847
                             2011        $14.476      $14.005        1,976
                             2012        $14.005      $15.641        1,946
                             2013        $15.641      $19.612        1,949

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.781      $20.460          350
                             2005        $20.460      $25.489          621
                             2006        $25.489      $31.920            0
                             2007        $31.920      $40.183          154
                             2008        $40.183      $18.577            0
                             2009        $18.577      $31.345          812
                             2010        $31.345      $36.033          807
                             2011        $36.033      $29.641          802
                             2012        $29.641      $32.789          797
                             2013        $32.789      $31.759          652
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.523      $15.670        8,411
                             2005        $15.670      $16.878        9,427
                             2006        $16.878      $20.040            0
                             2007        $20.040      $22.617        7,929
                             2008        $22.617      $13.182        7,884
                             2009        $13.182      $17.660        7,633
                             2010        $17.660      $18.716        6,319
                             2011        $18.716      $16.352        4,165
                             2012        $16.352      $18.899        3,973
                             2013        $18.899      $22.720        3,836
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.817      $14.377        2,096
                             2005        $14.377      $13.623        1,919
                             2006        $13.623      $15.020        1,977
                             2007        $15.020      $16.297        1,639
                             2008        $16.297      $16.921        1,048
                             2009        $16.921      $19.632        1,031
                             2010        $19.632      $21.966          938
                             2011        $21.966      $21.288          795
                             2012        $21.288      $23.945          669
                             2013        $23.945      $23.790          765
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.673      $12.185          888
                             2005        $12.185      $12.823          644
                             2006        $12.823      $12.865            0
                             2007        $12.865      $14.669          977
                             2008        $14.669      $ 7.297        1,104
                             2009        $ 7.297      $11.816          950
                             2010        $11.816      $13.811          929
                             2011        $13.811      $12.640          413
                             2012        $12.640      $14.011          410
                             2013        $14.011      $19.148          408

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.256        10,704
                             2005        $11.256      $12.360        10,241
                             2006        $12.360      $14.585         8,054
                             2007        $14.585      $15.375         5,409
                             2008        $15.375      $ 8.824         4,709
                             2009        $ 8.824      $12.009         3,751
                             2010        $12.009      $14.351         2,970
                             2011        $14.351      $14.159         2,211
                             2012        $14.159      $16.237         1,576
                             2013        $16.237      $21.313         1,716
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.250             0
                             2005        $11.250      $12.335             0
                             2006        $12.335      $14.546             0
                             2007        $14.546      $15.320           412
                             2008        $15.320      $ 8.773           409
                             2009        $ 8.773      $11.935           406
                             2010        $11.935      $14.256           403
                             2011        $14.256      $14.052           400
                             2012        $14.052      $16.082           397
                             2013        $16.082      $21.057           395
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.293         6,748
                             2005        $11.293      $11.495        11,886
                             2006        $11.495      $13.041             0
                             2007        $13.041      $12.451        12,144
                             2008        $12.451      $ 7.814        12,069
                             2009        $ 7.814      $ 9.809         7,411
                             2010        $ 9.809      $11.094         5,627
                             2011        $11.094      $10.617         5,597
                             2012        $10.617      $12.343         5,540
                             2013        $12.343      $16.369         5,484
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.918         2,252
                             2005        $10.918      $11.462         4,857
                             2006        $11.462      $12.616             0
                             2007        $12.616      $12.746         4,668
                             2008        $12.746      $ 9.634         4,635
                             2009        $ 9.634      $11.536             0
                             2010        $11.536      $12.635             0
                             2011        $12.635      $12.192             0
                             2012        $12.192      $13.395             0
                             2013        $13.395      $16.353             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.281      $14.814         8,604
                             2005        $14.817      $15.894        15,946
                             2006        $15.894      $18.021             0
                             2007        $18.021      $18.059        12,253
                             2008        $18.059      $11.968        10,353
                             2009        $11.968      $14.520         6,556
                             2010        $14.520      $15.926         6,404
                             2011        $15.926      $15.218         6,049
                             2012        $15.218      $17.011         5,636
                             2013        $17.011      $22.245         5,375
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.081         3,371
                             2005        $11.081      $12.037         3,309
                             2006        $12.037      $12.347             0
                             2007        $12.347      $14.194         1,982
                             2008        $14.194      $ 7.377         1,762
                             2009        $ 7.377      $11.277         1,188
                             2010        $11.277      $14.031           780
                             2011        $14.031      $12.433           448
                             2012        $12.433      $13.567           247
                             2013        $13.567      $18.119           174
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.346         1,947
                             2005        $10.346      $10.247         4,064
                             2006        $10.247      $10.952             0
                             2007        $10.952      $11.368         2,135
                             2008        $11.368      $ 9.165         1,618
                             2009        $ 9.165      $12.033         1,588
                             2010        $12.033      $13.213         2,009
                             2011        $13.213      $13.483           257
                             2012        $13.483      $14.833           246
                             2013        $14.833      $15.686           271
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.894             0
                             2005        $10.894      $11.391         2,228
                             2006        $11.391      $12.767             0
                             2007        $12.767      $13.318         1,847
                             2008        $13.318      $ 9.287         1,838
                             2009        $ 9.287      $11.437         1,826
                             2010        $11.437      $13.308             0
                             2011        $13.308      $12.427             0
                             2012        $12.427      $13.433             0
                             2013        $13.433      $17.828             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.878          741
                             2005        $10.878      $10.981        1,837
                             2006        $10.981      $12.590            0
                             2007        $12.590      $12.729          636
                             2008        $12.729      $ 7.911          632
                             2009        $ 7.911      $ 9.196          685
                             2010        $ 9.196      $10.555          673
                             2011        $10.555      $ 9.692            0
                             2012        $ 9.692      $10.619            0
                             2013        $10.619      $14.108            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.126            0
                             2005        $11.126      $11.380            0
                             2006        $11.380      $12.004            0
                             2007        $12.004      $14.231            0
                             2008        $14.231      $ 8.592        3,644
                             2009        $ 8.592      $12.225        3,644
                             2010        $12.225      $14.691            0
                             2011        $14.691      $12.919            0
                             2012        $12.919      $14.410            0
                             2013        $14.410      $19.311            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.109        4,517
                             2005        $11.109      $11.754        8,744
                             2006        $11.754      $12.897            0
                             2007        $12.897      $12.680        6,775
                             2008        $12.680      $ 7.517        6,825
                             2009        $ 7.517      $ 9.304        6,802
                             2010        $ 9.304      $11.409        4,927
                             2011        $11.409      $10.707        4,301
                             2012        $10.707      $11.988        4,245
                             2013        $11.988      $15.274        4,181
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.243      $12.761        2,669
                             2005        $12.761      $13.083        3,198
                             2006        $13.083      $13.773            0
                             2007        $13.773      $15.329          263
                             2008        $15.329      $ 8.142          316
                             2009        $ 8.142      $11.474          283
                             2010        $11.474      $12.243          295
                             2011        $12.243      $11.805          294
                             2012        $11.805      $13.133          278
                             2013        $13.133      $16.618          257

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.023      $13.978        6,729
                             2005        $13.978      $14.167        9,941
                             2006        $14.167      $15.355            0
                             2007        $15.355      $15.532        7,665
                             2008        $15.532      $ 8.561        5,519
                             2009        $ 8.561      $10.177        4,962
                             2010        $10.177      $11.211        4,504
                             2011        $11.211      $11.002        4,018
                             2012        $11.002      $12.057        3,727
                             2013        $12.057      $13.300        3,620
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.093            0
                             2005        $10.093      $10.098            0
                             2006        $10.098      $10.360            0
                             2007        $10.360      $10.540            0
                             2008        $10.540      $ 6.278            0
                             2009        $ 6.278      $ 6.693            0
                             2010        $ 6.693      $ 7.281            0
                             2011        $ 7.281      $ 7.682            0
                             2012        $ 7.682      $ 8.274            0
                             2013        $ 8.274      $ 8.058            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.322      $14.387          400
                             2005        $14.387      $15.752          899
                             2006        $15.752      $15.816            0
                             2007        $15.816      $16.393          388
                             2008        $16.393      $ 8.139          492
                             2009        $ 8.139      $10.523          508
                             2010        $10.523      $13.082          469
                             2011        $13.082      $12.896          421
                             2012        $12.896      $14.645          432
                             2013        $14.645      $19.417          416
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.156      $16.452          775
                             2005        $16.452      $18.346          733
                             2006        $18.346      $21.051            0
                             2007        $21.051      $21.828          587
                             2008        $21.828      $12.732          559
                             2009        $12.732      $17.345          369
                             2010        $17.345      $19.620          266
                             2011        $19.620      $17.546          182
                             2012        $17.546      $20.745           85
                             2013        $20.745      $25.755            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.070      $12.795         6,591
                             2005        $12.795      $12.819         9,121
                             2006        $12.819      $13.440             0
                             2007        $13.440      $14.392         1,540
                             2008        $14.392      $12.032         4,146
                             2009        $12.032      $13.927         4,067
                             2010        $13.927      $15.627           854
                             2011        $15.627      $15.377           284
                             2012        $15.377      $17.008           458
                             2013        $17.008      $16.566           454
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.887      $13.698         1,448
                             2005        $13.698      $13.661           943
                             2006        $13.661      $14.588             0
                             2007        $14.588      $14.193           946
                             2008        $14.193      $ 2.973         2,156
                             2009        $ 2.973      $ 3.660         2,783
                             2010        $ 3.660      $ 4.095         2,816
                             2011        $ 4.095      $ 3.901         1,056
                             2012        $ 3.901      $ 4.311             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.565      $13.407        17,890
                             2005        $13.407      $13.860        27,788
                             2006        $13.860      $15.550             0
                             2007        $15.550      $15.831        18,739
                             2008        $15.831      $ 9.498        14,408
                             2009        $ 9.498      $11.884        13,220
                             2010        $11.884      $13.457        12,434
                             2011        $13.457      $13.115        11,005
                             2012        $13.115      $14.950        10,129
                             2013        $14.950      $19.210         9,704
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.583      $16.991         1,134
                             2005        $16.991      $18.225         1,650
                             2006        $18.225      $20.430             0
                             2007        $20.430      $19.692           819
                             2008        $19.692      $11.934           760
                             2009        $11.934      $15.970           660
                             2010        $15.970      $19.212           555
                             2011        $19.212      $18.335           491
                             2012        $18.335      $21.090           410
                             2013        $21.090      $28.994           325

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.186           266
                             2010        $12.186      $13.415           270
                             2011        $13.415      $13.367           259
                             2012        $13.367      $15.589           234
                             2013        $15.589      $20.181           701
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.016      $12.711         5,550
                             2005        $12.711      $12.925         5,502
                             2006        $12.925      $14.142             0
                             2007        $14.142      $13.956         4,940
                             2008        $13.956      $ 8.087         4,915
                             2009        $ 8.087      $ 9.932         4,889
                             2010        $ 9.932      $10.761         4,767
                             2011        $10.761      $10.812         4,180
                             2012        $10.812      $11.894         3,731
                             2013        $11.894      $13.731         3,765
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.364      $13.188        10,337
                             2005        $13.188      $13.793        10,003
                             2006        $13.793      $15.218             0
                             2007        $15.218      $15.313         7,982
                             2008        $15.313      $ 9.981         7,972
                             2009        $ 9.981      $13.193         3,099
                             2010        $13.193      $14.792         2,926
                             2011        $14.792      $14.401           556
                             2012        $14.401      $16.077           405
                             2013        $16.077      $18.781           282
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.240      $11.772         1,953
                             2005        $11.772      $13.027         1,881
                             2006        $13.027      $13.092             0
                             2007        $13.092      $12.720         1,753
                             2008        $12.720      $10.312           989
                             2009        $10.312      $12.703           909
                             2010        $12.703      $12.725           838
                             2011        $12.725      $12.294           774
                             2012        $12.294      $14.694           654
                             2013        $14.694      $20.350           559
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.980      $16.619         4,261
                             2005        $16.619      $17.641         4,219
                             2006        $17.641      $21.909             0
                             2007        $21.909      $25.688         1,286
                             2008        $25.688      $17.455         1,152
                             2009        $17.455      $18.319         1,143
                             2010        $18.319      $18.237         1,002
                             2011        $18.237      $16.866           800
                             2012        $16.866      $17.318           580
                             2013        $17.318      $19.269           514

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.431      $14.589        17,279
                             2005        $14.589      $15.009        16,931
                             2006        $15.009      $17.008             0
                             2007        $17.008      $15.621         8,828
                             2008        $15.621      $ 9.361         7,099
                             2009        $ 9.361      $11.880         6,242
                             2010        $11.880      $13.284         5,939
                             2011        $13.284      $12.384         3,552
                             2012        $12.384      $14.423         2,904
                             2013        $14.423      $19.130         2,588
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.271      $14.342        13,488
                             2005        $14.342      $14.456        12,567
                             2006        $14.456      $15.620             0
                             2007        $15.620      $15.695         4,734
                             2008        $15.695      $11.343         4,741
                             2009        $11.343      $16.655         2,987
                             2010        $16.655      $18.568         2,898
                             2011        $18.568      $18.472             0
                             2012        $18.472      $20.948             0
                             2013        $20.948      $22.087           383
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.385      $10.602        38,217
                             2005        $10.602      $10.610        34,719
                             2006        $10.610      $10.842             0
                             2007        $10.842      $11.152        10,128
                             2008        $11.152      $ 8.293         8,766
                             2009        $ 8.293      $11.890         7,381
                             2010        $11.890      $12.771         7,353
                             2011        $12.771      $13.111           693
                             2012        $13.111      $14.193           695
                             2013        $14.193      $14.135           827
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.308      $15.117         4,466
                             2005        $15.117      $16.582         4,703
                             2006        $16.582      $20.706             0
                             2007        $20.706      $21.933         7,251
                             2008        $21.933      $12.017         6,756
                             2009        $12.017      $14.642         1,516
                             2010        $14.642      $15.750         1,392
                             2011        $15.750      $12.790           813
                             2012        $12.790      $15.243           714
                             2013        $15.243      $19.084           682

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.920      $14.227         1,896
                             2005        $14.227      $15.134         1,854
                             2006        $15.134      $16.858             0
                             2007        $16.858      $15.627         1,982
                             2008        $15.627      $ 9.235         1,914
                             2009        $ 9.235      $11.811         1,930
                             2010        $11.811      $13.153         1,973
                             2011        $13.153      $12.865         1,935
                             2012        $12.865      $14.693         1,888
                             2013        $14.693      $19.409         1,814
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.799      $ 9.642         9,267
                             2005        $ 9.642      $ 9.665           875
                             2006        $ 9.665      $ 9.865             0
                             2007        $ 9.865      $10.104        28,327
                             2008        $10.104      $10.131        11,708
                             2009        $10.131      $ 9.925        28,319
                             2010        $ 9.925      $ 9.706        16,334
                             2011        $ 9.706      $ 9.490         5,915
                             2012        $ 9.490      $ 9.278         3,984
                             2013        $ 9.278      $ 9.071         3,404
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.422      $14.474         2,479
                             2005        $14.474      $15.566         2,420
                             2006        $15.566      $16.521             0
                             2007        $16.521      $17.075         1,034
                             2008        $17.075      $10.225           609
                             2009        $10.225      $13.208           467
                             2010        $13.208      $15.437         2,406
                             2011        $15.437      $14.325         2,236
                             2012        $14.325      $16.351         2,104
                             2013        $16.351      $21.809         1,894
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.493      $16.355           889
                             2005        $16.355      $16.932         1,207
                             2006        $16.932      $19.204             0
                             2007        $19.204      $17.854         1,106
                             2008        $17.854      $ 9.642           267
                             2009        $ 9.642      $ 9.071             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.023      $13.694             0
                             2005        $13.694      $14.059             0
                             2006        $14.059      $15.300             0
                             2007        $15.300      $15.039             0
                             2008        $15.039      $ 9.035             0
                             2009        $ 9.035      $11.764             0
                             2010        $11.764      $13.384             0
                             2011        $13.384      $12.856             0
                             2012        $12.856      $14.819             0
                             2013        $14.819      $19.321             0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.487      $15.638         4,572
                             2005        $15.638      $17.146         4,140
                             2006        $17.146      $17.677             0
                             2007        $17.677      $17.937         3,100
                             2008        $17.937      $ 9.548         2,354
                             2009        $ 9.548      $12.952         2,183
                             2010        $12.952      $14.730             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.330      $12.660        22,173
                             2005        $12.660      $13.082        28,151
                             2006        $13.082      $13.485             0
                             2007        $13.485      $13.909        17,445
                             2008        $13.909      $ 8.562        14,738
                             2009        $ 8.562      $13.718        11,755
                             2010        $13.718      $16.200        10,788
                             2011        $16.200      $13.011         9,000
                             2012        $13.011      $14.528         8,493
                             2013        $14.528      $20.414         7,871
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.797      $14.847           345
                             2005        $14.847      $16.277           256
                             2006        $16.277      $17.633             0
                             2007        $17.633      $18.338             0
                             2008        $18.338      $15.242         2,446
                             2009        $15.242      $19.388         2,446
                             2010        $19.388      $20.800             0
                             2011        $20.800      $21.735             0
                             2012        $21.735      $25.045             0
                             2013        $25.045      $22.340             0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.042         1,117
                             2005        $11.024      $12.069         1,012
                             2006        $12.069      $14.337             0
                             2007        $14.337      $15.385             0
                             2008        $15.385      $10.687             0
                             2009        $10.687      $13.537         1,507
                             2010        $13.537      $15.093         1,834
                             2011        $15.093      $16.091         1,488
                             2012        $16.091      $18.182         1,479
                             2013        $18.182      $21.270         1,782

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.716        1,009
                             2005        $10.716      $12.122          967
                             2006        $12.122      $12.338          925
                             2007        $12.338      $14.702            0
                             2008        $14.702      $ 7.303            0
                             2009        $ 7.303      $11.819            0
                             2010        $11.819      $14.197            0
                             2011        $14.197      $13.491            0
                             2012        $13.491      $15.084            0
                             2013        $15.084      $21.835            0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.690            0
                             2005        $10.690      $12.069            0
                             2006        $12.069      $12.250            0
                             2007        $12.250      $14.568            0
                             2008        $14.568      $ 7.213            0
                             2009        $ 7.213      $11.646            0
                             2010        $11.646      $13.959            0
                             2011        $13.959      $13.232            0
                             2012        $13.232      $14.753            0
                             2013        $14.753      $21.306            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.789            0
                             2007        $ 9.789      $11.733            0
                             2008        $11.733      $ 6.100            0
                             2009        $ 6.100      $ 9.384            0
                             2010        $ 9.384      $12.135            0
                             2011        $12.135      $11.012            0
                             2012        $11.012      $11.679            0
                             2013        $11.679      $15.697            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.533      $15.737        1,487
                             2005        $15.737      $17.368        1,471
                             2006        $17.368      $18.990            0
                             2007        $18.990      $19.112        1,159
                             2008        $19.112      $11.128          721
                             2009        $11.128      $15.954          601
                             2010        $15.954      $19.739          469
                             2011        $19.739      $17.616          370
                             2012        $17.616      $19.753          269
                             2013        $19.753      $33.085          188

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.430      $19.196        4,303
                             2005        $19.196      $21.911        4,382
                             2006        $21.911      $29.492            0
                             2007        $29.492      $23.848        1,584
                             2008        $23.848      $14.440        1,554
                             2009        $14.440      $18.139        1,429
                             2010        $18.139      $22.969          929
                             2011        $22.969      $23.727          595
                             2012        $23.727      $26.818          364
                             2013        $26.818      $26.677          338
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.830            0
                             2005        $ 9.830      $ 9.844            0
                             2006        $ 9.844      $10.025            0
                             2007        $10.025      $10.236            0
                             2008        $10.236      $10.186            0
                             2009        $10.186      $ 9.966            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH
    BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE
              EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.1


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.221           0
                             2007        $10.221      $11.713         735
                             2008        $11.713      $ 6.559         731
                             2009        $ 6.559      $ 8.682         725
                             2010        $ 8.682      $ 9.919         647
                             2011        $ 9.919      $ 9.422         569
                             2012        $ 9.422      $10.692         496
                             2013        $10.692      $13.681         879
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.412           0
                             2007        $10.412      $11.029           0
                             2008        $11.029      $ 8.064           0
                             2009        $ 8.064      $ 9.766           0
                             2010        $ 9.766      $10.740           0
                             2011        $10.740      $10.450           0
                             2012        $10.450      $11.393           0
                             2013        $11.393      $12.601           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.441           0
                             2007        $10.441      $11.218           0
                             2008        $11.218      $ 7.365           0
                             2009        $ 7.365      $ 9.251           0
                             2010        $ 9.251      $10.335           0
                             2011        $10.335      $ 9.973           0
                             2012        $ 9.973      $11.018           0
                             2013        $11.018      $12.449           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.450          0
                             2007        $10.450      $11.341          0
                             2008        $11.341      $ 6.851          0
                             2009        $ 6.851      $ 8.781          0
                             2010        $ 8.781      $ 9.944          0
                             2011        $ 9.944      $ 9.441          0
                             2012        $ 9.441      $10.625          0
                             2013        $10.625      $12.605          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.303          0
                             2007        $10.303      $10.661          0
                             2008        $10.661      $ 9.302          0
                             2009        $ 9.302      $10.419          0
                             2010        $10.419      $10.919          0
                             2011        $10.919      $10.818          0
                             2012        $10.818      $11.231          0
                             2013        $11.231      $11.546          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.700          0
                             2007        $ 9.700      $11.591          0
                             2008        $11.591      $ 6.254          0
                             2009        $ 6.254      $ 8.826          0
                             2010        $ 8.826      $10.329          0
                             2011        $10.329      $10.138          0
                             2012        $10.138      $11.706          0
                             2013        $11.706      $15.397          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.772          0
                             2007        $10.772      $11.069          0
                             2008        $11.069      $ 6.797          0
                             2009        $ 6.797      $ 8.388          0
                             2010        $ 8.388      $ 9.403          0
                             2011        $ 9.403      $ 9.352          0
                             2012        $ 9.352      $10.565          0
                             2013        $10.565      $13.618          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.831          0
                             2007        $ 9.831      $11.078          0
                             2008        $11.078      $ 6.537          0
                             2009        $ 6.537      $ 8.926          0
                             2010        $ 8.926      $11.214          0
                             2011        $11.214      $ 9.769          0
                             2012        $ 9.769      $10.934          0
                             2013        $10.934      $14.516          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.313      $14.389        5,721
                             2005        $14.389      $14.555        5,765
                             2006        $14.555      $16.606            0
                             2007        $16.606      $15.622        3,761
                             2008        $15.622      $ 9.899        3,416
                             2009        $ 9.899      $12.241        3,411
                             2010        $12.241      $13.956        3,413
                             2011        $13.956      $13.965        2,950
                             2012        $13.965      $15.314            0
                             2013        $15.314      $19.393            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.187            0
                             2005        $11.187      $11.107        4,074
                             2006        $11.107      $12.833            0
                             2007        $12.833      $13.008        4,074
                             2008        $13.008      $ 8.941        4,074
                             2009        $ 8.941      $11.846        4,074
                             2010        $11.846      $13.042        4,074
                             2011        $13.042      $13.047        3,705
                             2012        $13.047      $14.361        3,547
                             2013        $14.361      $15.988        4,324
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.507          569
                             2005        $10.507      $10.375          569
                             2006        $10.375      $11.243            0
                             2007        $11.243      $11.669        2,427
                             2008        $11.669      $ 7.465        2,242
                             2009        $ 7.465      $ 9.462        2,172
                             2010        $ 9.462      $10.317        2,182
                             2011        $10.317      $ 9.929        2,097
                             2012        $ 9.929      $10.902        2,091
                             2013        $10.902      $13.703        1,494
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.477      $17.505        4,258
                             2005        $17.505      $18.605        4,243
                             2006        $18.605      $21.267            0
                             2007        $21.267      $20.283          456
                             2008        $20.283      $13.274          160
                             2009        $13.274      $16.752          163
                             2010        $16.752      $20.988          165
                             2011        $20.988      $19.737            0
                             2012        $19.737      $22.831            0
                             2013        $22.831      $30.392           99

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.453      $16.832            0
                             2005        $16.832      $17.235            0
                             2006        $17.235      $18.306            0
                             2007        $18.306      $19.895            0
                             2008        $19.895      $11.178            0
                             2009        $11.178      $15.681            0
                             2010        $15.681      $19.555            0
                             2011        $19.555      $18.185            0
                             2012        $18.185      $19.695            0
                             2013        $19.695      $26.587            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.204          753
                             2005        $10.204      $10.211          784
                             2006        $10.211      $10.378            0
                             2007        $10.378      $10.809          906
                             2008        $10.809      $11.363          819
                             2009        $11.363      $11.447          567
                             2010        $11.447      $11.776          623
                             2011        $11.776      $12.160            0
                             2012        $12.160      $12.105            0
                             2013        $12.105      $11.563            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.966            0
                             2007        $10.966      $11.983            0
                             2008        $11.983      $ 8.377            0
                             2009        $ 8.377      $10.093            0
                             2010        $10.093      $11.042            0
                             2011        $11.042      $10.470            0
                             2012        $10.470      $11.596            0
                             2013        $11.596      $14.460          618
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.612      $13.880            4
                             2005        $13.880      $14.995        4,457
                             2006        $14.995      $17.346            0
                             2007        $17.346      $17.536        4,428
                             2008        $17.536      $10.776        4,403
                             2009        $10.776      $13.271        4,403
                             2010        $13.271      $14.419        4,417
                             2011        $14.419      $13.943        3,908
                             2012        $13.943      $15.563          753
                             2013        $15.563      $19.505        1,071

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.776      $20.442          575
                             2005        $20.442      $25.455          498
                             2006        $25.455      $31.860            0
                             2007        $31.860      $40.087            0
                             2008        $40.087      $18.524            0
                             2009        $18.524      $31.238            0
                             2010        $31.238      $35.892            0
                             2011        $35.892      $29.510            0
                             2012        $29.510      $32.628            0
                             2013        $32.628      $31.587            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.519      $15.567          738
                             2005        $15.657      $16.855        2,584
                             2006        $16.855      $20.003            0
                             2007        $20.003      $22.563        4,192
                             2008        $22.563      $13.144        3,909
                             2009        $13.144      $17.600        3,763
                             2010        $17.600      $18.643        3,830
                             2011        $18.643      $16.279        3,416
                             2012        $16.279      $18.806        3,253
                             2013        $18.806      $22.596        2,774
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.813      $14.365            0
                             2005        $14.365      $13.604            0
                             2006        $13.604      $14.992            0
                             2007        $14.992      $16.258            0
                             2008        $16.258      $16.872            0
                             2009        $16.872      $19.565            0
                             2010        $19.565      $21.880            0
                             2011        $21.880      $21.194            0
                             2012        $21.194      $23.827            0
                             2013        $23.827      $23.661            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.669      $12.174        1,717
                             2005        $12.174      $12.805        1,717
                             2006        $12.805      $12.841            0
                             2007        $12.841      $14.634        1,717
                             2008        $14.634      $ 7.275        1,717
                             2009        $ 7.275      $11.775        1,717
                             2010        $11.775      $13.757        1,717
                             2011        $13.757      $12.584        1,717
                             2012        $12.584      $13.942            0
                             2013        $13.942      $19.044            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.253          961
                             2005        $11.253      $12.349          881
                             2006        $12.349      $14.565          851
                             2007        $14.565      $15.346          770
                             2008        $15.346      $ 8.803            0
                             2009        $ 8.803      $11.974            0
                             2010        $11.974      $14.302            0
                             2011        $14.302      $14.104            0
                             2012        $14.104      $16.165            0
                             2013        $16.165      $21.208            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.246        3,915
                             2005        $11.246      $12.324        3,915
                             2006        $12.324      $14.526            0
                             2007        $14.526      $15.291        4,409
                             2008        $15.291      $ 8.752        4,430
                             2009        $ 8.752      $11.900        4,375
                             2010        $11.900      $14.207        4,336
                             2011        $14.207      $13.997        4,312
                             2012        $13.997      $16.011          380
                             2013        $16.011      $20.953          403
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.289        4,903
                             2005        $11.289      $11.485        5,974
                             2006        $11.485      $13.023            0
                             2007        $13.023      $12.427        5,921
                             2008        $12.427      $ 7.795        6,030
                             2009        $ 7.795      $ 9.780        6,070
                             2010        $ 9.780      $11.056        6,024
                             2011        $11.056      $10.576        5,153
                             2012        $10.576      $12.289        1,152
                             2013        $12.289      $16.288        1,073
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.915            0
                             2005        $10.915      $11.452            0
                             2006        $11.452      $12.598            0
                             2007        $12.598      $12.722            0
                             2008        $12.722      $ 9.611            0
                             2009        $ 9.611      $11.503            0
                             2010        $11.503      $12.592            0
                             2011        $12.592      $12.144            0
                             2012        $12.144      $13.335            0
                             2013        $13.335      $16.273            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.276      $14.804          516
                             2005        $14.804      $15.872          488
                             2006        $15.872      $17.987            0
                             2007        $17.987      $18.016          470
                             2008        $18.016      $11.933          151
                             2009        $11.933      $14.471          148
                             2010        $14.471      $15.864          148
                             2011        $15.864      $15.150          151
                             2012        $15.150      $16.927          147
                             2013        $16.927      $22.124          121
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.077        1,042
                             2005        $11.077      $12.027        1,014
                             2006        $12.027      $12.331            0
                             2007        $12.331      $14.167            0
                             2008        $14.167      $ 7.359            0
                             2009        $ 7.359      $11.244            0
                             2010        $11.244      $13.983            0
                             2011        $13.983      $12.385            0
                             2012        $12.385      $13.507            0
                             2013        $13.507      $18.029            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.344            0
                             2005        $10.344      $10.240            0
                             2006        $10.240      $10.940            0
                             2007        $10.940      $11.349            0
                             2008        $11.349      $ 9.145            0
                             2009        $ 9.145      $12.001            0
                             2010        $12.001      $13.170            0
                             2011        $13.170      $13.434            0
                             2012        $13.434      $14.770            0
                             2013        $14.770      $15.612          565
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.893            0
                             2005        $10.893      $11.384            0
                             2006        $11.384      $12.752            0
                             2007        $12.752      $13.296            0
                             2008        $13.296      $ 9.267            0
                             2009        $ 9.267      $11.406            0
                             2010        $11.406      $13.266            0
                             2011        $13.266      $12.381            0
                             2012        $12.381      $13.377            0
                             2013        $13.377      $17.744            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.877            0
                             2005        $10.877      $10.974            0
                             2006        $10.974      $12.575            0
                             2007        $12.575      $12.708            0
                             2008        $12.708      $ 7.894            0
                             2009        $ 7.894      $ 9.171            0
                             2010        $ 9.171      $10.521            0
                             2011        $10.521      $ 9.656            0
                             2012        $ 9.656      $10.574            0
                             2013        $10.574      $14.042            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.125            0
                             2005        $11.125      $11.373            0
                             2006        $11.373      $11.991            0
                             2007        $11.991      $14.208        1,689
                             2008        $14.208      $ 8.573        1,552
                             2009        $ 8.573      $12.192        1,399
                             2010        $12.192      $14.644        1,266
                             2011        $14.644      $12.871        1,257
                             2012        $12.871      $14.349        1,191
                             2013        $14.349      $19.220          873
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.108            0
                             2005        $11.108      $11.746        1,331
                             2006        $11.746      $12.882            0
                             2007        $12.882      $12.658        1,931
                             2008        $12.658      $ 7.500        1,816
                             2009        $ 7.500      $ 9.279        1,812
                             2010        $ 9.279      $11.373        1,760
                             2011        $11.373      $10.667        1,588
                             2012        $10.667      $11.938        1,488
                             2013        $11.938      $15.201        1,402
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.239      $12.750        1,430
                             2005        $12.750      $13.065        3,246
                             2006        $13.065      $13.747            0
                             2007        $13.747      $15.292        3,243
                             2008        $15.292      $ 8.119        2,382
                             2009        $ 8.119      $11.435        2,473
                             2010        $11.435      $12.195        2,489
                             2011        $12.195      $11.753        1,624
                             2012        $11.753      $13.068        1,555
                             2013        $13.068      $16.527        1,490

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.018      $13.966          955
                             2005        $13.966      $14.148        1,082
                             2006        $14.148      $15.326            0
                             2007        $15.326      $15.495        1,076
                             2008        $15.495      $ 8.536          695
                             2009        $ 8.536      $10.143          825
                             2010        $10.143      $11.167          823
                             2011        $11.167      $10.954           92
                             2012        $10.954      $11.998           87
                             2013        $11.998      $13.227            0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.092            0
                             2005        $10.092      $10.092            0
                             2006        $10.092      $10.348            0
                             2007        $10.348      $10.523        3,229
                             2008        $10.523      $ 6.264        3,173
                             2009        $ 6.264      $ 6.675        3,718
                             2010        $ 6.675      $ 7.258        3,732
                             2011        $ 7.258      $ 7.654        3,265
                             2012        $ 7.654      $ 8.239        3,320
                             2013        $ 8.239      $ 8.020        3,045
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.318      $14.375            0
                             2005        $14.375      $15.730            0
                             2006        $15.730      $15.786            0
                             2007        $15.786      $16.354            0
                             2008        $16.354      $ 8.115            0
                             2009        $ 8.115      $10.487            0
                             2010        $10.487      $13.031            0
                             2011        $13.031      $12.839            0
                             2012        $12.839      $14.572            0
                             2013        $14.572      $19.312            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.151      $16.438        2,273
                             2005        $16.438      $18.321        3,126
                             2006        $18.321      $21.011            0
                             2007        $21.011      $21.776        1,215
                             2008        $21.776      $12.695        1,236
                             2009        $12.695      $17.286        1,199
                             2010        $17.286      $19.543        1,205
                             2011        $19.543      $17.468          799
                             2012        $17.468      $20.643          765
                             2013        $20.643      $25.615          733

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.066      $12.784        5,976
                             2005        $12.784      $12.802        6,331
                             2006        $12.802      $13.415            0
                             2007        $13.415      $14.358        2,926
                             2008        $14.358      $11.997        1,437
                             2009        $11.997      $13.880        1,342
                             2010        $13.880      $15.566        1,313
                             2011        $15.566      $15.309          588
                             2012        $15.309      $16.924          781
                             2013        $16.924      $16.476          841
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.882      $16.687          737
                             2005        $13.687      $13.642        1,180
                             2006        $13.642      $14.561            0
                             2007        $14.561      $14.159        1,176
                             2008        $14.159      $ 2.964        1,193
                             2009        $ 2.964      $ 3.648        1,637
                             2010        $ 3.648      $ 4.079        1,615
                             2011        $ 4.079      $ 3.884          862
                             2012        $ 3.884      $ 4.291            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.560      $13.395        3,633
                             2005        $13.395      $13.841        3,785
                             2006        $13.841      $15.521            0
                             2007        $15.521      $15.793        2,432
                             2008        $15.793      $ 9.470        2,363
                             2009        $ 9.470      $11.844        2,385
                             2010        $11.844      $13.404        2,336
                             2011        $13.404      $13.057        1,117
                             2012        $13.057      $14.876        1,045
                             2013        $14.876      $19.105          739
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.578      $16.976        1,695
                             2005        $16.976      $18.200        1,685
                             2006        $18.200      $20.392            0
                             2007        $20.392      $19.645        1,698
                             2008        $19.645      $11.899        1,690
                             2009        $11.899      $15.915        1,681
                             2010        $15.915      $19.137        1,682
                             2011        $19.137      $18.254        1,332
                             2012        $18.254      $20.986            0
                             2013        $20.986      $28.836            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.144          564
                             2010        $12.144      $13.362          562
                             2011        $13.362      $13.308          522
                             2012        $13.308      $15.513          490
                             2013        $15.513      $20.071          340
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.012      $12.701        1,659
                             2005        $12.701      $12.907        1,874
                             2006        $12.907      $14.116            0
                             2007        $14.116      $13.922        1,853
                             2008        $13.922      $ 8.064        1,502
                             2009        $ 8.064      $ 9.898        1,639
                             2010        $ 9.898      $10.719        1,649
                             2011        $10.719      $10.764          136
                             2012        $10.764      $11.835          128
                             2013        $11.835      $13.656            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.360      $13.177        1,233
                             2005        $13.177      $13.774        1,309
                             2006        $13.774      $15.190            0
                             2007        $15.190      $15.276        1,260
                             2008        $15.276      $ 9.952        1,271
                             2009        $ 9.952      $13.148        1,252
                             2010        $13.148      $14.734        1,194
                             2011        $14.734      $14.338           64
                             2012        $14.338      $15.997           61
                             2013        $15.997      $18.678            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.237      $11.761            0
                             2005        $11.761      $13.010            0
                             2006        $13.010      $13.068            0
                             2007        $13.068      $12.690            0
                             2008        $12.690      $10.282            0
                             2009        $10.282      $12.659            0
                             2010        $12.659      $12.675            0
                             2011        $12.675      $12.239            0
                             2012        $12.239      $14.621            0
                             2013        $14.621      $20.239            0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.975      $16.605            0
                             2005        $16.605      $17.617            0
                             2006        $17.617      $21.868            0
                             2007        $21.868      $25.626            0
                             2008        $25.626      $17.404            0
                             2009        $17.404      $18.257            0
                             2010        $18.257      $18.166            0
                             2011        $18.166      $16.791            0
                             2012        $16.791      $17.232            0
                             2013        $17.232      $19.164            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.426      $14.576        6,142
                             2005        $14.576      $14.988        6,118
                             2006        $14.988      $16.976            0
                             2007        $16.976      $15.584          166
                             2008        $15.584      $ 9.334          194
                             2009        $ 9.334      $11.839          180
                             2010        $11.839      $13.232          177
                             2011        $13.232      $12.329          186
                             2012        $12.329      $14.351          174
                             2013        $14.351      $19.026          141
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.267      $14.330            0
                             2005        $14.330      $14.436          129
                             2006        $14.436      $15.591            0
                             2007        $15.591      $15.658          108
                             2008        $15.658      $11.311          102
                             2009        $11.311      $16.598          101
                             2010        $16.598      $18.496           96
                             2011        $18.496      $18.390           91
                             2012        $18.390      $20.845           86
                             2013        $20.845      $21.967            0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.381      $10.593        4,153
                             2005        $10.593      $10.596        5,005
                             2006        $10.596      $10.822            0
                             2007        $10.822      $11.125        1,816
                             2008        $11.125      $ 8.269          217
                             2009        $ 8.269      $11.850          182
                             2010        $11.850      $12.721          185
                             2011        $12.721      $13.053          176
                             2012        $13.053      $14.123          177
                             2013        $14.123      $14.058          190
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.304      $15.104        2,383
                             2005        $15.104      $16.560        3,264
                             2006        $16.560      $20.667            0
                             2007        $20.667      $21.881          776
                             2008        $21.881      $11.983          832
                             2009        $11.983      $14.592          849
                             2010        $14.592      $15.688          865
                             2011        $15.688      $12.733          981
                             2012        $12.733      $15.168          902
                             2013        $15.168      $18.981          646

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.915      $14.215            0
                             2005        $14.215      $15.114            0
                             2006        $15.114      $16.826            0
                             2007        $16.826      $15.590            0
                             2008        $15.590      $ 9.208            0
                             2009        $ 9.208      $11.770            0
                             2010        $11.770      $13.102            0
                             2011        $13.102      $12.808            0
                             2012        $12.808      $14.620            0
                             2013        $14.620      $19.303            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.795      $ 9.634            0
                             2005        $ 9.634      $ 9.652            0
                             2006        $ 9.652      $ 9.846            0
                             2007        $ 9.846      $10.080          936
                             2008        $10.080      $10.102          545
                             2009        $10.102      $ 9.891        1,637
                             2010        $ 9.891      $ 9.668        1,737
                             2011        $ 9.668      $ 9.448        1,670
                             2012        $ 9.448      $ 9.232        1,788
                             2013        $ 9.232      $ 9.022        1,343
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.417      $14.461            0
                             2005        $14.461      $15.545            0
                             2006        $15.545      $16.490            0
                             2007        $16.490      $17.034            0
                             2008        $17.034      $10.195            0
                             2009        $10.195      $13.163            0
                             2010        $13.163      $15.377            0
                             2011        $15.377      $14.262            0
                             2012        $14.262      $16.270            0
                             2013        $16.270      $21.691            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.488      $16.341          323
                             2005        $16.341      $16.909          313
                             2006        $16.909      $19.168            0
                             2007        $19.168      $17.811          846
                             2008        $17.811      $ 9.614          582
                             2009        $ 9.614      $ 9.044            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.019      $13.683            0
                             2005        $13.683      $14.040            0
                             2006        $14.040      $15.271            0
                             2007        $15.271      $15.003            0
                             2008        $15.003      $ 9.009            0
                             2009        $ 9.009      $11.724            0
                             2010        $11.724      $13.331            0
                             2011        $13.331      $12.799            0
                             2012        $12.799      $14.746            0
                             2013        $14.746      $19.216            0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.482      $15.625        1,493
                             2005        $15.625      $17.123        1,435
                             2006        $17.123      $17.644            0
                             2007        $17.644      $17.895            0
                             2008        $17.895      $ 9.521            0
                             2009        $ 9.521      $12.907            0
                             2010        $12.907      $14.674            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.325      $12.649        6,170
                             2005        $12.649      $13.064        6,929
                             2006        $13.064      $13.460            0
                             2007        $13.460      $13.876            0
                             2008        $13.876      $ 8.537            0
                             2009        $ 8.537      $13.671            0
                             2010        $13.671      $16.137            0
                             2011        $16.137      $12.953            0
                             2012        $12.953      $14.457            0
                             2013        $14.457      $20.303            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.792      $14.835            0
                             2005        $14.835      $16.255           99
                             2006        $16.255      $17.600            0
                             2007        $17.600      $18.294           83
                             2008        $18.294      $15.198           78
                             2009        $15.198      $19.321           77
                             2010        $19.321      $20.718           73
                             2011        $20.718      $21.639           69
                             2012        $21.639      $24.922           65
                             2013        $24.922      $22.219            0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.019            0
                             2005        $11.019      $12.057            0
                             2006        $12.057      $14.315            0
                             2007        $14.315      $15.354            0
                             2008        $15.354      $10.660            0
                             2009        $10.660      $13.495            0
                             2010        $13.495      $15.039            0
                             2011        $15.039      $16.025            0
                             2012        $16.025      $18.098            0
                             2013        $18.098      $21.161            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.712          558
                             2005        $10.712      $12.112          555
                             2006        $12.112      $12.321          592
                             2007        $12.321      $14.674          527
                             2008        $14.674      $ 7.285          578
                             2009        $ 7.285      $11.785          490
                             2010        $11.785      $14.148          464
                             2011        $14.148      $13.438            0
                             2012        $13.438      $15.017            0
                             2013        $15.017      $21.728            0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.687            0
                             2005        $10.687      $12.059            0
                             2006        $12.059      $12.233            0
                             2007        $12.233      $14.540            0
                             2008        $14.540      $ 7.196            0
                             2009        $ 7.196      $11.612            0
                             2010        $11.612      $13.912            0
                             2011        $13.912      $13.180            0
                             2012        $13.180      $14.688            0
                             2013        $14.688      $21.201            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.786            0
                             2007        $ 9.786      $11.723        2,228
                             2008        $11.723      $ 6.091        2,281
                             2009        $ 6.091      $ 9.366        1,939
                             2010        $ 9.366      $12.106        1,667
                             2011        $12.106      $10.980        1,628
                             2012        $10.980      $11.639        1,602
                             2013        $11.639      $15.635        1,165
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.529      $15.724          195
                             2005        $15.724      $17.345          187
                             2006        $17.345      $18.954            0
                             2007        $18.954      $19.066          189
                             2008        $19.066      $11.096          204
                             2009        $11.096      $15.899          175
                             2010        $15.899      $19.662          176
                             2011        $19.662      $17.538            0
                             2012        $17.538      $19.655            0
                             2013        $19.655      $32.905            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.425      $19.180        1,049
                             2005        $19.180      $21.881          981
                             2006        $21.881      $29.436            0
                             2007        $29.436      $23.791          908
                             2008        $23.791      $14.399          446
                             2009        $14.399      $18.077          500
                             2010        $18.077      $22.879          428
                             2011        $22.879      $23.622          148
                             2012        $23.622      $26.686          142
                             2013        $26.686      $26.531          100
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.825          484
                             2005        $ 9.825      $ 9.834        1,133
                             2006        $ 9.834      $10.010            0
                             2007        $10.010      $10.215        1,042
                             2008        $10.215      $10.160          855
                             2009        $10.160      $ 9.936            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION
  DEATH BENEFIT OPTION (AGE 71-79)OR WITH THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT
OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION
                        DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.2


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.214          0
                             2007        $10.214      $11.693          0
                             2008        $11.693      $ 6.541          0
                             2009        $ 6.541      $ 8.649          0
                             2010        $ 8.649      $ 9.871          0
                             2011        $ 9.871      $ 9.368          0
                             2012        $ 9.368      $10.619          0
                             2013        $10.619      $13.574          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.404          0
                             2007        $10.404      $11.010          0
                             2008        $11.010      $ 8.042          0
                             2009        $ 8.042      $ 9.730          0
                             2010        $ 9.730      $10.689          0
                             2011        $10.689      $10.389          0
                             2012        $10.389      $11.315          0
                             2013        $11.315      $12.502          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.434          0
                             2007        $10.434      $11.198          0
                             2008        $11.198      $ 7.345          0
                             2009        $ 7.345      $ 9.216          0
                             2010        $ 9.216      $10.285          0
                             2011        $10.285      $ 9.915          0
                             2012        $ 9.915      $10.943          0
                             2013        $10.943      $12.351          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.443          0
                             2007        $10.443      $11.321          0
                             2008        $11.321      $ 6.832          0
                             2009        $ 6.832      $ 8.748          0
                             2010        $ 8.748      $ 9.896          0
                             2011        $ 9.896      $ 9.387          0
                             2012        $ 9.387      $10.553          0
                             2013        $10.553      $12.506          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.296          0
                             2007        $10.296      $10.643          0
                             2008        $10.643      $ 9.276          0
                             2009        $ 9.276      $10.380          0
                             2010        $10.380      $10.867          0
                             2011        $10.867      $10.756          0
                             2012        $10.756      $11.155          0
                             2013        $11.155      $11.455          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.693          0
                             2007        $ 9.693      $11.571          0
                             2008        $11.571      $ 6.237          0
                             2009        $ 6.237      $ 8.793          0
                             2010        $ 8.793      $10.279          0
                             2011        $10.279      $10.079          0
                             2012        $10.079      $11.626          0
                             2013        $11.626      $15.276          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.765          0
                             2007        $10.765      $11.050          0
                             2008        $11.050      $ 6.778          0
                             2009        $ 6.778      $ 8.356          0
                             2010        $ 8.356      $ 9.358          0
                             2011        $ 9.358      $ 9.298          0
                             2012        $ 9.298      $10.493          0
                             2013        $10.493      $13.511          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.824          0
                             2007        $ 9.824      $11.059          0
                             2008        $11.059      $ 6.519          0
                             2009        $ 6.519      $ 8.893          0
                             2010        $ 8.893      $11.161          0
                             2011        $11.161      $ 9.712          0
                             2012        $ 9.712      $10.860          0
                             2013        $10.860      $14.403          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.293      $14.353        4,010
                             2005        $14.353      $14.503        4,067
                             2006        $14.503      $16.530            0
                             2007        $16.530      $15.534        3,672
                             2008        $15.534      $ 9.834          494
                             2009        $ 9.834      $12.148          490
                             2010        $12.148      $13.835          487
                             2011        $13.835      $13.830            0
                             2012        $13.830      $15.150            0
                             2013        $15.150      $19.166            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.179            0
                             2005        $11.179      $11.088          979
                             2006        $11.088      $12.798            0
                             2007        $12.798      $12.960          970
                             2008        $12.960      $ 8.898          963
                             2009        $ 8.898      $11.777          958
                             2010        $11.777      $12.953          954
                             2011        $12.953      $12.945        9,224
                             2012        $12.945      $14.234          945
                             2013        $14.234      $15.831          941
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.504            0
                             2005        $10.504      $10.362        1,741
                             2006        $10.362      $11.218            0
                             2007        $11.218      $11.630        6,906
                             2008        $11.630      $ 7.432        7,362
                             2009        $ 7.432      $ 9.411        7,240
                             2010        $ 9.411      $10.251        6,975
                             2011        $10.251      $ 9.856        6,682
                             2012        $ 9.856      $10.810        6,274
                             2013        $10.810      $13.573        5,686
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.455      $17.460          199
                             2005        $17.460      $18.539          190
                             2006        $18.539      $21.170           49
                             2007        $21.170      $20.169        1,494
                             2008        $20.169      $13.187        1,615
                             2009        $13.187      $16.624        1,559
                             2010        $16.624      $20.807        1,292
                             2011        $20.807      $19.547        1,259
                             2012        $19.547      $22.587        1,099
                             2013        $22.587      $30.037          905

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.430      $16.789             0
                             2005        $16.789      $17.174             0
                             2006        $17.174      $18.222             0
                             2007        $18.222      $19.783             0
                             2008        $19.783      $11.104             0
                             2009        $11.104      $15.561             0
                             2010        $15.561      $19.386             0
                             2011        $19.386      $18.009             0
                             2012        $18.009      $19.485             0
                             2013        $19.485      $26.276             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.197             0
                             2005        $10.197      $10.193             0
                             2006        $10.193      $10.350           301
                             2007        $10.350      $10.769             0
                             2008        $10.769      $11.309        15,919
                             2009        $11.309      $11.381        15,919
                             2010        $11.381      $11.696        15,919
                             2011        $11.696      $12.065             0
                             2012        $12.065      $11.998             0
                             2013        $11.998      $11.449             0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.958             0
                             2007        $10.958      $11.962             0
                             2008        $11.962      $ 8.354             0
                             2009        $ 8.354      $10.055             0
                             2010        $10.055      $10.989             0
                             2011        $10.989      $10.409             0
                             2012        $10.409      $11.517             0
                             2013        $11.517      $14.347             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.593      $13.845         3,476
                             2005        $13.845      $14.941         3,814
                             2006        $14.941      $17.266           102
                             2007        $17.266      $17.438         3,333
                             2008        $17.438      $10.704           477
                             2009        $10.704      $13.170           475
                             2010        $13.170      $14.295           473
                             2011        $14.295      $13.808           470
                             2012        $13.808      $15.397           468
                             2013        $15.397      $19.277           466

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.750      $20.390          177
                             2005        $20.390      $25.364          145
                             2006        $25.364      $31.714            0
                             2007        $31.714      $39.863            0
                             2008        $39.863      $18.401            0
                             2009        $18.401      $31.000            0
                             2010        $31.000      $35.582            0
                             2011        $35.582      $29.225            0
                             2012        $29.225      $32.279            0
                             2013        $32.279      $31.217            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.498      $15.617            0
                             2005        $15.617      $16.795          431
                             2006        $16.795      $19.911           73
                             2007        $19.911      $22.436        1,770
                             2008        $22.436      $13.057        2,018
                             2009        $13.057      $17.466        1,930
                             2010        $17.466      $18.482        1,888
                             2011        $18.482      $16.122        1,945
                             2012        $16.122      $18.605        1,751
                             2013        $18.605      $22.332        1,631
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.793      $14.328          555
                             2005        $14.328      $13.556          531
                             2006        $13.556      $14.923          537
                             2007        $14.923      $16.167          559
                             2008        $16.167      $16.760          556
                             2009        $16.760      $19.416          552
                             2010        $19.416      $21.690          549
                             2011        $21.690      $20.989            0
                             2012        $20.989      $23.573            0
                             2013        $23.573      $23.384            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.651      $12.144            0
                             2005        $12.144      $12.760            0
                             2006        $12.760      $12.782            0
                             2007        $12.782      $14.552            0
                             2008        $14.552      $ 7.227            0
                             2009        $ 7.227      $11.685            0
                             2010        $11.685      $13.638            0
                             2011        $13.638      $12.462            0
                             2012        $12.462      $13.793            0
                             2013        $13.793      $18.821            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.245          983
                             2005        $11.245      $12.328          926
                             2006        $12.328      $14.525          596
                             2007        $14.525      $15.288          541
                             2008        $15.288      $ 8.761          538
                             2009        $ 8.761      $11.904          534
                             2010        $11.904      $14.205          532
                             2011        $14.205      $13.994            0
                             2012        $13.994      $16.022            0
                             2013        $16.022      $20.999            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.238            0
                             2005        $11.238      $12.303            0
                             2006        $12.303      $14.487            0
                             2007        $14.487      $15.234            0
                             2008        $15.234      $ 8.710            0
                             2009        $ 8.710      $11.831            0
                             2010        $11.831      $14.110            0
                             2011        $14.110      $13.888            0
                             2012        $13.888      $15.870            0
                             2013        $15.870      $20.747            0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.282            0
                             2005        $11.282      $11.465            0
                             2006        $11.465      $12.988            0
                             2007        $12.988      $12.381        2,433
                             2008        $12.381      $ 7.758        2,709
                             2009        $ 7.758      $ 9.724        2,682
                             2010        $ 9.724      $10.981        2,466
                             2011        $10.981      $10.493        2,346
                             2012        $10.493      $12.180        2,039
                             2013        $12.180      $16.128        1,688
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.907            0
                             2005        $10.907      $11.433            0
                             2006        $11.433      $12.564            0
                             2007        $12.564      $12.674            0
                             2008        $12.674      $ 9.565            0
                             2009        $ 9.565      $11.436            0
                             2010        $11.436      $12.506            0
                             2011        $12.506      $12.049            0
                             2012        $12.049      $13.218            0
                             2013        $13.218      $16.112            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.256      $14.766            0
                             2005        $14.766      $15.815            0
                             2006        $15.815      $17.905            0
                             2007        $17.905      $17.915        1,682
                             2008        $17.915      $11.854        1,770
                             2009        $11.854      $14.360        1,815
                             2010        $14.360      $15.726        1,722
                             2011        $15.726      $15.004        1,640
                             2012        $15.004      $16.746        1,483
                             2013        $16.746      $21.866        1,244
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.069            0
                             2005        $11.069      $12.006            0
                             2006        $12.006      $12.297            0
                             2007        $12.297      $14.114            0
                             2008        $14.114      $ 7.324            0
                             2009        $ 7.324      $11.179            0
                             2010        $11.179      $13.888            0
                             2011        $13.888      $12.288            0
                             2012        $12.288      $13.388            0
                             2013        $13.388      $17.852            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.342            0
                             2005        $10.342      $10.227        1,063
                             2006        $10.227      $10.915            0
                             2007        $10.915      $11.311        3,717
                             2008        $11.311      $ 9.105        3,331
                             2009        $ 9.105      $11.937        3,243
                             2010        $11.937      $13.086        3,105
                             2011        $13.086      $13.334        2,877
                             2012        $13.334      $14.646        2,721
                             2013        $14.646      $15.464        2,776
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.890            0
                             2005        $10.890      $11.369            0
                             2006        $11.369      $12.723            0
                             2007        $12.723      $13.252            0
                             2008        $13.252      $ 9.226            0
                             2009        $ 9.226      $11.345            0
                             2010        $11.345      $13.181            0
                             2011        $13.181      $12.289            0
                             2012        $12.289      $13.264            0
                             2013        $13.264      $17.577            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.874            0
                             2005        $10.874      $10.960        1,646
                             2006        $10.960      $12.546            0
                             2007        $12.546      $12.666        1,632
                             2008        $12.666      $ 7.860        1,620
                             2009        $ 7.860      $ 9.122        1,612
                             2010        $ 9.122      $10.454        1,604
                             2011        $10.454      $ 9.584        1,596
                             2012        $ 9.584      $10.486        1,588
                             2013        $10.486      $13.909        1,582
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.122            0
                             2005        $11.122      $11.359            0
                             2006        $11.359      $11.963            0
                             2007        $11.963      $14.161            0
                             2008        $14.161      $ 8.536            0
                             2009        $ 8.536      $12.127            0
                             2010        $12.127      $14.551            0
                             2011        $14.551      $12.776            0
                             2012        $12.776      $14.229            0
                             2013        $14.229      $19.039            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.105            0
                             2005        $11.105      $11.731            0
                             2006        $11.731      $12.852            0
                             2007        $12.852      $12.616        2,388
                             2008        $12.616      $ 7.468        2,849
                             2009        $ 7.468      $ 9.229        2,820
                             2010        $ 9.229      $11.300        2,390
                             2011        $11.300      $10.588        2,325
                             2012        $10.588      $11.838        2,098
                             2013        $11.838      $15.058        1,808
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.231      $12.728            0
                             2005        $12.728      $13.029            0
                             2006        $13.029      $13.696            0
                             2007        $13.696      $15.219        1,979
                             2008        $15.219      $ 8.072        2,600
                             2009        $ 8.072      $11.357        2,294
                             2010        $11.357      $12.100        2,231
                             2011        $12.100      $11.649        2,113
                             2012        $11.649      $12.940        1,919
                             2013        $12.940      $16.348        1,667

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $12.999      $13.930        3,213
                             2005        $13.930      $14.098        3,273
                             2006        $14.098      $15.256            0
                             2007        $15.256      $15.409        3,234
                             2008        $15.409      $ 8.480            0
                             2009        $ 8.480      $10.065            0
                             2010        $10.065      $11.070            0
                             2011        $11.070      $10.848            0
                             2012        $10.848      $11.870            0
                             2013        $11.870      $13.073            0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.090            0
                             2005        $10.090      $10.079            0
                             2006        $10.079      $10.324          915
                             2007        $10.324      $10.488            0
                             2008        $10.488      $ 6.237            0
                             2009        $ 6.237      $ 6.639            0
                             2010        $ 6.639      $ 7.211            0
                             2011        $ 7.211      $ 7.597            0
                             2012        $ 7.597      $ 8.170            0
                             2013        $ 8.170      $ 7.944            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.299      $14.338          398
                             2005        $14.338      $15.674          357
                             2006        $15.674      $15.714            0
                             2007        $15.714      $16.262            0
                             2008        $16.262      $ 8.061            0
                             2009        $ 8.061      $10.407            0
                             2010        $10.407      $12.918            0
                             2011        $12.918      $12.715            0
                             2012        $12.715      $14.417            0
                             2013        $14.417      $19.086            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.130      $16.396          218
                             2005        $16.396      $18.256          199
                             2006        $18.256      $20.915            0
                             2007        $20.915      $21.654            0
                             2008        $21.654      $12.611            0
                             2009        $12.611      $17.154            0
                             2010        $17.154      $19.374            0
                             2011        $19.374      $17.299            0
                             2012        $17.299      $20.422            0
                             2013        $20.422      $25.315            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.048      $12.752          819
                             2005        $12.752      $12.756          830
                             2006        $12.756      $13.353            0
                             2007        $13.353      $14.277        4,220
                             2008        $14.277      $11.917        3,483
                             2009        $11.917      $13.774        3,816
                             2010        $13.774      $15.431        3,519
                             2011        $15.431      $15.161        3,247
                             2012        $15.161      $16.744        2,966
                             2013        $16.744      $16.283        3,335
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.863      $13.652            0
                             2005        $13.652      $13.594            0
                             2006        $13.594      $14.494            0
                             2007        $14.494      $14.079            0
                             2008        $14.079      $ 2.944            0
                             2009        $ 2.944      $ 3.620            0
                             2010        $ 3.620      $ 4.044            0
                             2011        $ 4.044      $ 3.846            0
                             2012        $ 3.846      $ 4.246            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.541      $13.361        4,314
                             2005        $13.361      $13.791        4,288
                             2006        $13.791      $15.450          109
                             2007        $15.450      $15.704        9,410
                             2008        $15.704      $ 9.408        7,244
                             2009        $ 9.408      $11.753        7,166
                             2010        $11.753      $13.288        6,636
                             2011        $13.288      $12.931        5,710
                             2012        $12.931      $14.717        5,061
                             2013        $14.717      $18.882        4,328
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.556      $16.933          665
                             2005        $16.933      $18.136          628
                             2006        $18.136      $20.298            0
                             2007        $20.298      $19.535        1,934
                             2008        $19.535      $11.821        2,208
                             2009        $11.821      $15.794        2,031
                             2010        $15.794      $18.971        1,804
                             2011        $18.971      $18.077        1,362
                             2012        $18.077      $20.762        1,196
                             2013        $20.762      $28.499          956

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.052        2,159
                             2010        $12.052      $13.247        2,043
                             2011        $13.247      $13.179        1,867
                             2012        $13.179      $15.347        1,618
                             2013        $15.347      $19.836        1,372
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.994      $12.668        4,669
                             2005        $12.668      $12.861        4,722
                             2006        $12.861      $14.051            0
                             2007        $14.051      $13.844        4,787
                             2008        $13.844      $ 8.010        1,194
                             2009        $ 8.010      $ 9.822        1,185
                             2010        $ 9.822      $10.626        1,179
                             2011        $10.626      $10.660            0
                             2012        $10.660      $11.708            0
                             2013        $11.708      $13.497            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.341      $13.143            0
                             2005        $13.143      $13.725            0
                             2006        $13.725      $15.120            0
                             2007        $15.120      $15.191            0
                             2008        $15.191      $ 9.887            0
                             2009        $ 9.887      $13.048            0
                             2010        $13.048      $14.607            0
                             2011        $14.607      $14.199            0
                             2012        $14.199      $15.827            0
                             2013        $15.827      $18.460            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.220      $11.732            0
                             2005        $11.732      $12.963            0
                             2006        $12.963      $13.008            0
                             2007        $13.008      $12.619            0
                             2008        $12.619      $10.214            0
                             2009        $10.214      $12.563            0
                             2010        $12.563      $12.565            0
                             2011        $12.565      $12.121            0
                             2012        $12.121      $14.465            0
                             2013        $14.465      $20.002            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.954      $16.563            0
                             2005        $16.563      $17.554            0
                             2006        $17.554      $21.768            0
                             2007        $21.768      $25.483            0
                             2008        $25.483      $17.289            0
                             2009        $17.289      $18.118            0
                             2010        $18.118      $18.009            0
                             2011        $18.009      $16.629            0
                             2012        $16.629      $17.048            0
                             2013        $17.048      $18.940            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.406      $14.539          503
                             2005        $14.539      $14.935          503
                             2006        $14.935      $16.899            0
                             2007        $16.899      $15.496          488
                             2008        $15.496      $ 9.272          486
                             2009        $ 9.272      $11.749          482
                             2010        $11.749      $13.117          480
                             2011        $13.117      $12.210            0
                             2012        $12.210      $14.198            0
                             2013        $14.198      $18.804            0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.247      $14.293            0
                             2005        $14.293      $14.385            0
                             2006        $14.385      $15.520            0
                             2007        $15.520      $15.570            0
                             2008        $15.570      $11.236            0
                             2009        $11.236      $16.471            0
                             2010        $16.471      $18.336            0
                             2011        $18.336      $18.212            0
                             2012        $18.212      $20.622            0
                             2013        $20.622      $21.710            0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.366      $10.566          982
                             2005        $10.566      $10.558        1,004
                             2006        $10.558      $10.772            0
                             2007        $10.772      $11.063        5,446
                             2008        $11.063      $ 8.215        5,076
                             2009        $ 8.215      $11.759        4,473
                             2010        $11.759      $12.611        4,312
                             2011        $12.611      $12.926        3,808
                             2012        $12.926      $13.972        3,554
                             2013        $13.972      $13.894        3,905
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.284      $15.066            0
                             2005        $15.066      $16.501            0
                             2006        $16.501      $20.573            0
                             2007        $20.573      $21.758            0
                             2008        $21.758      $11.903            0
                             2009        $11.903      $14.481            0
                             2010        $14.481      $15.552            0
                             2011        $15.552      $12.610            0
                             2012        $12.610      $15.006            0
                             2013        $15.006      $18.759            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.896      $14.179            0
                             2005        $14.179      $15.060            0
                             2006        $15.060      $16.749            0
                             2007        $16.749      $15.502            0
                             2008        $15.502      $ 9.147            0
                             2009        $ 9.147      $11.681            0
                             2010        $11.681      $12.989            0
                             2011        $12.989      $12.684            0
                             2012        $12.684      $14.464            0
                             2013        $14.464      $19.078            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.780      $ 9.609            0
                             2005        $ 9.609      $ 9.618            0
                             2006        $ 9.618      $ 9.801          316
                             2007        $ 9.801      $10.023        6,011
                             2008        $10.023      $10.035        4,127
                             2009        $10.035      $ 9.816        5,355
                             2010        $ 9.816      $ 9.585        5,646
                             2011        $ 9.585      $ 9.357        5,261
                             2012        $ 9.357      $ 9.134        5,437
                             2013        $ 9.134      $ 8.916        6,079
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.397      $14.424          395
                             2005        $14.424      $15.489          367
                             2006        $15.489      $16.414            0
                             2007        $16.414      $16.939            0
                             2008        $16.939      $10.127            0
                             2009        $10.127      $13.062            0
                             2010        $13.062      $15.244            0
                             2011        $15.244      $14.124            0
                             2012        $14.124      $16.096            0
                             2013        $16.096      $21.437            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.466      $16.299        3,776
                             2005        $16.299      $16.849        3,750
                             2006        $16.849      $19.081            0
                             2007        $19.081      $17.712        5,162
                             2008        $17.712      $ 9.550        2,205
                             2009        $ 9.550      $ 8.983            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $12.999      $13.648            0
                             2005        $13.648      $13.990            0
                             2006        $13.990      $15.202            0
                             2007        $15.202      $14.919            0
                             2008        $14.919      $ 8.949            0
                             2009        $ 8.949      $11.634            0
                             2010        $11.634      $13.216            0
                             2011        $13.216      $12.675            0
                             2012        $12.675      $14.589            0
                             2013        $14.589      $18.991            0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.462      $15.585            0
                             2005        $15.585      $17.062            0
                             2006        $17.062      $17.563            0
                             2007        $17.563      $17.794            0
                             2008        $17.794      $ 9.458            0
                             2009        $ 9.458      $12.809            0
                             2010        $12.809      $14.551            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.307      $12.617        1,119
                             2005        $12.617      $13.018        1,178
                             2006        $13.018      $13.398            0
                             2007        $13.398      $13.798        1,256
                             2008        $13.798      $ 8.480        1,250
                             2009        $ 8.480      $13.567        1,240
                             2010        $13.567      $15.997        1,234
                             2011        $15.997      $12.828            0
                             2012        $12.828      $14.302            0
                             2013        $14.302      $20.065            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.771      $14.797            0
                             2005        $14.797      $16.197            0
                             2006        $16.197      $17.520            0
                             2007        $17.520      $18.192            0
                             2008        $18.192      $15.097            0
                             2009        $15.097      $19.174            0
                             2010        $19.174      $20.539            0
                             2011        $20.539      $21.430            0
                             2012        $21.430      $24.656            0
                             2013        $24.656      $21.959            0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.007            0
                             2005        $11.007      $12.032            0
                             2006        $12.032      $14.272            0
                             2007        $14.272      $15.291            0
                             2008        $15.291      $10.606            0
                             2009        $10.606      $13.413            0
                             2010        $13.413      $14.932            0
                             2011        $14.932      $15.895            0
                             2012        $15.895      $17.933            0
                             2013        $17.933      $20.946            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.705          0
                             2005        $10.705      $12.091          0
                             2006        $12.091      $12.288          0
                             2007        $12.288      $14.619          0
                             2008        $14.619      $ 7.251          0
                             2009        $ 7.251      $11.717          0
                             2010        $11.717      $14.052          0
                             2011        $14.052      $13.333          0
                             2012        $13.333      $14.884          0
                             2013        $14.884      $21.514          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.679          0
                             2005        $10.679      $12.039          0
                             2006        $12.039      $12.200          0
                             2007        $12.200      $14.486          0
                             2008        $14.486      $ 7.162          0
                             2009        $ 7.162      $11.545          0
                             2010        $11.545      $13.817          0
                             2011        $13.817      $13.077          0
                             2012        $13.077      $14.558          0
                             2013        $14.558      $20.992          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.779          0
                             2007        $ 9.779      $11.702          0
                             2008        $11.702      $ 6.075          0
                             2009        $ 6.075      $ 9.331          0
                             2010        $ 9.331      $12.048          0
                             2011        $12.048      $10.916          0
                             2012        $10.916      $11.559          0
                             2013        $11.559      $15.513          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.520      $15.697          0
                             2005        $15.697      $17.297          0
                             2006        $17.297      $18.883          0
                             2007        $18.883      $18.976          0
                             2008        $18.976      $11.032          0
                             2009        $11.032      $15.791          0
                             2010        $15.791      $19.508          0
                             2011        $19.508      $17.383          0
                             2012        $17.383      $19.462          0
                             2013        $19.462      $32.548          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.404      $19.131           0
                             2005        $19.131      $21.804           0
                             2006        $21.804      $29.302           0
                             2007        $29.302      $23.658           0
                             2008        $23.658      $14.303           0
                             2009        $14.303      $17.939           0
                             2010        $17.939      $22.681           0
                             2011        $22.681      $23.394           0
                             2012        $23.394      $26.401           0
                             2013        $26.401      $26.221           0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.815           0
                             2005        $ 9.815      $ 9.813           0
                             2006        $ 9.813      $ 9.979         313
                             2007        $ 9.979      $10.173           0
                             2008        $10.173      $10.108           0
                             2009        $10.108      $ 9.876           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT
OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.25


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.210            0
                             2007        $10.210      $11.683        4,098
                             2008        $11.683      $ 6.532        5,102
                             2009        $ 6.532      $ 8.633        4,032
                             2010        $ 8.633      $ 9.848        4,000
                             2011        $ 9.848      $ 9.340        4,414
                             2012        $ 9.340      $10.583        4,260
                             2013        $10.583      $13.521        4,307
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.401            0
                             2007        $10.401      $11.000            0
                             2008        $11.000      $ 8.031        2,121
                             2009        $ 8.031      $ 9.711        2,117
                             2010        $ 9.711      $10.663        2,114
                             2011        $10.663      $10.359            0
                             2012        $10.359      $11.277            0
                             2013        $11.277      $12.453            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.430            0
                             2007        $10.430      $11.189            0
                             2008        $11.189      $ 7.335            0
                             2009        $ 7.335      $ 9.199            0
                             2010        $ 9.199      $10.261            0
                             2011        $10.261      $ 9.887            0
                             2012        $ 9.887      $10.905            0
                             2013        $10.905      $12.303            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.439            0
                             2007        $10.439      $11.311            0
                             2008        $11.311      $ 6.823            0
                             2009        $ 6.823      $ 8.732            0
                             2010        $ 8.732      $ 9.872            0
                             2011        $ 9.872      $ 9.359            0
                             2012        $ 9.359      $10.517            0
                             2013        $10.517      $12.457            0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.292            0
                             2007        $10.292      $10.634            0
                             2008        $10.634      $ 9.264            0
                             2009        $ 9.264      $10.361            0
                             2010        $10.361      $10.841            0
                             2011        $10.841      $10.724            0
                             2012        $10.724      $11.117            0
                             2013        $11.117      $11.410            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.690            0
                             2007        $ 9.690      $11.561            0
                             2008        $11.561      $ 6.229            0
                             2009        $ 6.229      $ 8.776            0
                             2010        $ 8.776      $10.255            0
                             2011        $10.255      $10.050            0
                             2012        $10.050      $11.586            0
                             2013        $11.586      $15.216          128
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.761            0
                             2007        $10.761      $11.041        2,095
                             2008        $11.041      $ 6.769        2,083
                             2009        $ 6.769      $ 8.340        2,069
                             2010        $ 8.340      $ 9.335        2,056
                             2011        $ 9.335      $ 9.271        2,045
                             2012        $ 9.271      $10.458          651
                             2013        $10.458      $13.458        2,413
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.821            0
                             2007        $ 9.821      $11.050            0
                             2008        $11.050      $ 6.510            0
                             2009        $ 6.510      $ 8.876          108
                             2010        $ 8.876      $11.134            0
                             2011        $11.134      $ 9.684          594
                             2012        $ 9.684      $10.823          594
                             2013        $10.823      $14.346          798

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.300      $14.353        24,643
                             2005        $14.353      $14.495        25,536
                             2006        $14.495      $16.513             0
                             2007        $16.513      $15.510        13,216
                             2008        $15.510      $ 9.813        11,752
                             2009        $ 9.813      $12.116        11,058
                             2010        $12.116      $13.793         9,161
                             2011        $13.793      $13.780         5,839
                             2012        $13.780      $15.088         4,599
                             2013        $15.088      $19.078         4,309
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.175             0
                             2005        $11.175      $11.078         3,816
                             2006        $11.078      $12.780             0
                             2007        $12.780      $12.935        10,070
                             2008        $12.935      $ 8.877         7,587
                             2009        $ 8.877      $11.743         7,550
                             2010        $11.743      $12.909         8,204
                             2011        $12.909      $12.895        13,560
                             2012        $12.895      $14.171        11,311
                             2013        $14.171      $15.753        11,452
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.503           243
                             2005        $10.503      $10.356         2,801
                             2006        $10.356      $11.205             0
                             2007        $11.205      $11.611         2,717
                             2008        $11.611      $ 7.416         3,191
                             2009        $ 7.416      $ 9.386         3,102
                             2010        $ 9.386      $10.219         1,529
                             2011        $10.219      $ 9.820         1,438
                             2012        $ 9.820      $10.765         5,638
                             2013        $10.765      $13.509         5,442
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.462      $17.460         7,553
                             2005        $17.460      $18.529         9,771
                             2006        $18.529      $21.148           482
                             2007        $21.148      $20.138         6,364
                             2008        $20.138      $13.159         4,996
                             2009        $13.159      $16.581         5,521
                             2010        $16.581      $20.743         3,724
                             2011        $20.743      $19.476         4,265
                             2012        $19.476      $22.494         4,132
                             2013        $22.494      $29.898         4,429

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.437      $16.789             0
                             2005        $16.789      $17.165             0
                             2006        $17.165      $18.203             0
                             2007        $18.203      $19.752             0
                             2008        $19.752      $11.081             0
                             2009        $11.081      $15.521             0
                             2010        $15.521      $19.326             0
                             2011        $19.326      $17.944             0
                             2012        $17.944      $19.405             0
                             2013        $19.405      $26.155             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.193         1,045
                             2005        $10.193      $10.184         1,072
                             2006        $10.184      $10.336             0
                             2007        $10.336      $10.748         2,180
                             2008        $10.748      $11.282         1,838
                             2009        $11.282      $11.347         5,802
                             2010        $11.347      $11.656        14,003
                             2011        $11.656      $12.018        13,848
                             2012        $12.018      $11.945        13,788
                             2013        $11.945      $11.393         6,000
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.955             0
                             2007        $10.955      $11.952             0
                             2008        $11.952      $ 8.342             0
                             2009        $ 8.342      $10.036             0
                             2010        $10.036      $10.963           111
                             2011        $10.963      $10.379           114
                             2012        $10.379      $11.478           111
                             2013        $11.478      $14.290           106
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.599      $13.845        25,374
                             2005        $13.845      $14.933        26,784
                             2006        $14.933      $17.248         1,131
                             2007        $17.248      $17.410        12,567
                             2008        $17.410      $10.682         8,459
                             2009        $10.682      $13.136         9,259
                             2010        $13.136      $14.250         8,929
                             2011        $14.250      $13.759         9,114
                             2012        $13.759      $15.334         8,895
                             2013        $15.334      $19.188         8,693

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.758      $20.390        1,339
                             2005        $20.390      $25.351        2,962
                             2006        $25.351      $31.681            0
                             2007        $31.681      $39.801        2,393
                             2008        $39.801      $18.363        1,837
                             2009        $18.363      $30.920        2,420
                             2010        $30.920      $35.472        3,300
                             2011        $35.472      $29.120        3,222
                             2012        $29.120      $32.147        3,179
                             2013        $32.147      $31.073        3,335
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.505      $15.617        2,722
                             2005        $15.617      $16.786        7,297
                             2006        $16.786      $19.890            0
                             2007        $19.890      $22.402        4,846
                             2008        $22.402      $13.030        1,655
                             2009        $13.030      $17.421        3,092
                             2010        $17.421      $18.425        3,940
                             2011        $18.425      $16.064        6,139
                             2012        $16.064      $18.529        6,053
                             2013        $18.529      $22.229        5,997
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.800      $14.328            0
                             2005        $14.328      $13.549            0
                             2006        $13.549      $14.907            0
                             2007        $14.907      $16.142            0
                             2008        $16.142      $16.725            0
                             2009        $16.725      $19.366            0
                             2010        $19.366      $21.623            0
                             2011        $21.623      $20.913            0
                             2012        $20.913      $23.476            0
                             2013        $23.476      $23.276            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.657      $12.143          653
                             2005        $12.143      $12.753          642
                             2006        $12.753      $12.769            0
                             2007        $12.769      $14.529          344
                             2008        $14.529      $ 7.212           96
                             2009        $ 7.212      $11.655           86
                             2010        $11.655      $13.596           83
                             2011        $13.596      $12.417           85
                             2012        $12.417      $13.736           38
                             2013        $13.736      $18.734           38

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.241        29,761
                             2005        $11.241      $12.318        27,979
                             2006        $12.318      $14.505        21,119
                             2007        $14.505      $15.260         8,301
                             2008        $15.260      $ 8.740         5,909
                             2009        $ 8.740      $11.870         5,225
                             2010        $11.870      $14.156         3,965
                             2011        $14.156      $13.939         2,751
                             2012        $13.939      $15.951         2,569
                             2013        $15.951      $20.895         2,454
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.234             0
                             2005        $11.234      $12.293           474
                             2006        $12.293      $14.467             0
                             2007        $14.467      $15.205         1,047
                             2008        $15.205      $ 8.689           756
                             2009        $ 8.689      $11.797           696
                             2010        $11.797      $14.062           564
                             2011        $14.062      $13.833           561
                             2012        $13.833      $15.799           201
                             2013        $15.799      $20.644           249
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.278             0
                             2005        $11.278      $11.456         1,266
                             2006        $11.456      $12.970             0
                             2007        $12.970      $12.357         2,650
                             2008        $12.357      $ 7.739         1,291
                             2009        $ 7.739      $ 9.695         1,265
                             2010        $ 9.695      $10.944           639
                             2011        $10.944      $10.452           650
                             2012        $10.452      $12.126           607
                             2013        $12.126      $16.048           519
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.903             0
                             2005        $10.903      $11.423             0
                             2006        $11.423      $12.547             0
                             2007        $12.547      $12.650             0
                             2008        $12.650      $ 9.542             0
                             2009        $ 9.542      $11.403             0
                             2010        $11.403      $12.464             0
                             2011        $12.464      $12.002             0
                             2012        $12.002      $13.159             0
                             2013        $13.159      $16.033             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.263      $14.766        19,148
                             2005        $14.766      $15.807        16,327
                             2006        $15.807      $17.886             0
                             2007        $17.886      $17.888         6,660
                             2008        $17.888      $11.830         5,699
                             2009        $11.830      $14.323         5,524
                             2010        $14.323      $15.678         4,324
                             2011        $15.678      $14.950         4,197
                             2012        $14.950      $16.677         4,018
                             2013        $16.677      $21.764         3,910
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.066        23,878
                             2005        $11.066      $11.996        22,050
                             2006        $11.996      $12.280             0
                             2007        $12.280      $14.087         4,002
                             2008        $14.087      $ 7.306         3,718
                             2009        $ 7.306      $11.147         2,959
                             2010        $11.147      $13.841         2,389
                             2011        $13.841      $12.240         2,261
                             2012        $12.240      $13.329         2,293
                             2013        $13.329      $17.763         2,231
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.340             0
                             2005        $10.340      $10.221         6,249
                             2006        $10.221      $10.902             0
                             2007        $10.902      $11.293         6,299
                             2008        $11.293      $ 9.085        10,335
                             2009        $ 9.085      $11.905         9,688
                             2010        $11.905      $13.045         1,828
                             2011        $13.045      $13.285         2,838
                             2012        $13.285      $14.584         2,818
                             2013        $14.584      $15.391         3,011
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.888             0
                             2005        $10.888      $11.362         1,248
                             2006        $11.362      $12.709             0
                             2007        $12.709      $13.230         2,953
                             2008        $13.230      $ 9.206           542
                             2009        $ 9.206      $11.315         2,907
                             2010        $11.315      $13.139           534
                             2011        $13.139      $12.244           531
                             2012        $12.244      $13.208           528
                             2013        $13.208      $17.494         1,244

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.873         6,569
                             2005        $10.873      $10.953         3,127
                             2006        $10.953      $12.532             0
                             2007        $12.532      $12.645         5,472
                             2008        $12.645      $ 7.843         6,936
                             2009        $ 7.843      $ 9.097         7,677
                             2010        $ 9.097      $10.421         5,045
                             2011        $10.421      $ 9.549         6,675
                             2012        $ 9.549      $10.441         6,653
                             2013        $10.441      $13.844         6,610
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.120             0
                             2005        $11.120      $11.351         1,967
                             2006        $11.351      $11.949             0
                             2007        $11.949      $14.137         1,903
                             2008        $14.137      $ 8.517         1,951
                             2009        $ 8.517      $12.094         1,896
                             2010        $12.094      $14.504         1,868
                             2011        $14.504      $12.729         1,550
                             2012        $12.729      $14.169         1,541
                             2013        $14.169      $18.949         1,534
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.103         6,049
                             2005        $11.103      $11.724         8,583
                             2006        $11.724      $12.838             0
                             2007        $12.838      $12.595         6,466
                             2008        $12.595      $ 7.452         5,287
                             2009        $ 7.452      $ 9.205         5,457
                             2010        $ 9.205      $11.264         2,942
                             2011        $11.264      $10.549         2,988
                             2012        $10.549      $11.788         2,991
                             2013        $11.788      $14.987         2,950
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.227      $12.718        25,147
                             2005        $12.718      $13.011        22,749
                             2006        $13.011      $13.670         1,179
                             2007        $13.670      $15.183        11,885
                             2008        $15.183      $ 8.048        13,967
                             2009        $ 8.048      $11.319        13,401
                             2010        $11.319      $12.052        11,166
                             2011        $12.052      $11.597         7,947
                             2012        $11.597      $12.876         7,674
                             2013        $12.876      $16.259         8,577

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.005      $13.930           746
                             2005        $13.930      $14.090         1,178
                             2006        $14.090      $15.240             0
                             2007        $15.240      $15.384         2,984
                             2008        $15.384      $ 8.462         3,107
                             2009        $ 8.462      $10.039         3,070
                             2010        $10.039      $11.036         3,051
                             2011        $11.036      $10.809         3,048
                             2012        $10.809      $11.821         3,024
                             2013        $11.821      $13.012         2,990
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.088             0
                             2005        $10.088      $10.073           673
                             2006        $10.073      $10.312             0
                             2007        $10.312      $10.471           759
                             2008        $10.471      $ 6.223         8,661
                             2009        $ 6.223      $ 6.621         1,488
                             2010        $ 6.621      $ 7.188           211
                             2011        $ 7.188      $ 7.569           192
                             2012        $ 7.569      $ 8.135           211
                             2013        $ 8.135      $ 7.907           240
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.305      $14.338        11,024
                             2005        $14.338      $15.666         9,578
                             2006        $15.666      $15.697           558
                             2007        $15.697      $16.237         4,043
                             2008        $16.237      $ 8.045         4,476
                             2009        $ 8.045      $10.380         4,533
                             2010        $10.380      $12.878         3,491
                             2011        $12.878      $12.669         3,184
                             2012        $12.669      $14.358         3,097
                             2013        $14.358      $18.998         3,021
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.137      $16.396             0
                             2005        $16.396      $18.246         1,893
                             2006        $18.246      $20.893             0
                             2007        $20.893      $21.620         2,177
                             2008        $21.620      $12.585         1,414
                             2009        $12.585      $17.110         2,198
                             2010        $17.110      $19.314         1,774
                             2011        $19.314      $17.237         1,763
                             2012        $17.237      $20.338         1,753
                             2013        $20.338      $25.198         1,820

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.054      $12.751         8,855
                             2005        $12.751      $12.750        15,833
                             2006        $12.750      $13.339         1,831
                             2007        $13.339      $14.255        11,452
                             2008        $14.255      $11.893        11,681
                             2009        $11.893      $13.738         9,808
                             2010        $13.738      $15.383         8,387
                             2011        $15.383      $15.106         8,316
                             2012        $15.106      $16.675         7,066
                             2013        $16.675      $16.208         7,747
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.869      $13.652         4,367
                             2005        $13.652      $13.586         4,810
                             2006        $13.586      $14.479           571
                             2007        $14.479      $14.057         2,282
                             2008        $14.057      $ 2.938         5,651
                             2009        $ 2.938      $ 3.611         6,653
                             2010        $ 3.611      $ 4.031         3,314
                             2011        $ 4.031      $ 3.832         3,352
                             2012        $ 3.832      $ 4.228             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.547      $13.361        42,107
                             2005        $13.361      $13.784        43,949
                             2006        $13.784      $15.434             0
                             2007        $15.434      $15.680        24,220
                             2008        $15.680      $ 9.388        20,374
                             2009        $ 9.388      $11.723        18,782
                             2010        $11.723      $13.247        12,003
                             2011        $13.247      $12.884        10,237
                             2012        $12.884      $14.657         8,283
                             2013        $14.657      $18.795         8,705
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.563      $16.933         9,376
                             2005        $16.933      $18.126        10,461
                             2006        $18.126      $20.277             0
                             2007        $20.277      $19.504         7,941
                             2008        $19.504      $11.796         6,371
                             2009        $11.796      $15.753         5,637
                             2010        $15.753      $18.912         3,324
                             2011        $18.912      $18.012         2,288
                             2012        $18.012      $20.677         1,478
                             2013        $20.677      $28.367         1,572

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.020        1,874
                             2010        $12.020      $13.206          943
                             2011        $13.206      $13.132          595
                             2012        $13.132      $15.284        3,665
                             2013        $15.284      $19.745        3,534
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.000      $12.668        8,286
                             2005        $12.668      $12.854        7,978
                             2006        $12.854      $14.037            0
                             2007        $14.037      $13.823        3,219
                             2008        $13.823      $ 7.994        1,839
                             2009        $ 7.994      $ 9.797        1,804
                             2010        $ 9.797      $10.593        1,485
                             2011        $10.593      $10.621        1,232
                             2012        $10.621      $11.660        1,136
                             2013        $11.660      $13.434        1,113
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.347      $13.143          603
                             2005        $13.143      $13.718          703
                             2006        $13.718      $15.105            0
                             2007        $15.105      $15.167          834
                             2008        $15.167      $ 9.866        1,535
                             2009        $ 9.866      $13.014          513
                             2010        $13.014      $14.562          489
                             2011        $14.562      $14.148        1,510
                             2012        $14.148      $15.762        1,514
                             2013        $15.762      $18.375        1,524
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.225      $11.731        2,572
                             2005        $11.731      $12.956        2,449
                             2006        $12.956      $12.994            0
                             2007        $12.994      $12.599            8
                             2008        $12.599      $10.193            8
                             2009        $10.193      $12.530            8
                             2010        $12.530      $12.526            8
                             2011        $12.526      $12.077            8
                             2012        $12.077      $14.406            8
                             2013        $14.406      $19.910            8

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.961      $16.562           126
                             2005        $16.562      $17.545           123
                             2006        $17.545      $21.746             0
                             2007        $21.746      $25.443             0
                             2008        $25.443      $17.253             0
                             2009        $17.253      $18.071             0
                             2010        $18.071      $17.953             0
                             2011        $17.953      $16.569             0
                             2012        $16.569      $16.978             0
                             2013        $16.978      $18.853             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.412      $14.539        23,473
                             2005        $14.539      $14.927        21,980
                             2006        $14.927      $16.881             0
                             2007        $16.881      $15.472         8,063
                             2008        $15.472      $ 9.253         5,211
                             2009        $ 9.253      $11.718         4,990
                             2010        $11.718      $13.077         4,385
                             2011        $13.077      $12.166         3,952
                             2012        $12.166      $14.140         3,725
                             2013        $14.140      $18.717         2,918
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.253      $14.293         8,520
                             2005        $14.293      $14.377        10,510
                             2006        $14.377      $15.503             0
                             2007        $15.503      $15.546         2,703
                             2008        $15.546      $11.213         1,314
                             2009        $11.213      $16.429         2,683
                             2010        $16.429      $18.279         1,113
                             2011        $18.279      $18.147           595
                             2012        $18.147      $20.537           530
                             2013        $20.537      $21.610           822
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.371      $10.566         1,667
                             2005        $10.566      $10.552         8,376
                             2006        $10.552      $10.761             0
                             2007        $10.761      $11.045         9,634
                             2008        $11.045      $ 8.198         9,291
                             2009        $ 8.198      $11.729         8,718
                             2010        $11.729      $12.572         7,591
                             2011        $12.572      $12.880         7,466
                             2012        $12.880      $13.915         5,050
                             2013        $13.915      $13.829         5,752
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.290      $15.066         1,909
                             2005        $15.066      $16.492         3,655
                             2006        $16.492      $20.551             0
                             2007        $20.551      $21.724         1,953
                             2008        $21.724      $11.879         2,238
                             2009        $11.879      $14.443         2,966
                             2010        $14.443      $15.504         2,513
                             2011        $15.504      $12.565         2,420
                             2012        $12.565      $14.944         2,328
                             2013        $14.944      $18.672         2,232

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.902      $14.179             0
                             2005        $14.179      $15.052             0
                             2006        $15.052      $16.732             0
                             2007        $16.732      $15.478             0
                             2008        $15.478      $ 9.128             0
                             2009        $ 9.128      $11.650             0
                             2010        $11.650      $12.948             0
                             2011        $12.948      $12.639             0
                             2012        $12.639      $14.405             0
                             2013        $14.405      $18.989             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.785      $ 9.609         3,480
                             2005        $ 9.609      $ 9.613         8,091
                             2006        $ 9.613      $ 9.791             0
                             2007        $ 9.791      $10.008        20,371
                             2008        $10.008      $10.014        34,205
                             2009        $10.014      $ 9.790        28,478
                             2010        $ 9.790      $ 9.555        16,133
                             2011        $ 9.555      $ 9.323        12,614
                             2012        $ 9.323      $ 9.096        11,291
                             2013        $ 9.096      $ 8.875         7,337
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.403      $14.424        25,691
                             2005        $14.424      $15.481        23,154
                             2006        $15.481      $16.397             0
                             2007        $16.397      $16.913         6,846
                             2008        $16.913      $10.106         4,780
                             2009        $10.106      $13.029         4,495
                             2010        $13.029      $15.197         5,247
                             2011        $15.197      $14.073         4,553
                             2012        $14.073      $16.030         4,281
                             2013        $16.030      $21.338         4,079
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.473      $16.299         2,415
                             2005        $16.299      $16.840         5,219
                             2006        $16.840      $19.061             0
                             2007        $19.061      $17.684         2,928
                             2008        $17.684      $ 9.530         1,910
                             2009        $ 9.530      $ 8.964             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.005      $13.647             0
                             2005        $13.647      $13.983             0
                             2006        $13.983      $15.186             0
                             2007        $15.186      $14.896             0
                             2008        $14.896      $ 8.930             0
                             2009        $ 8.930      $11.604             0
                             2010        $11.604      $13.175             0
                             2011        $13.175      $12.630             0
                             2012        $12.630      $14.529             0
                             2013        $14.529      $18.903             0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.468      $15.585        15,852
                             2005        $15.585      $17.053        14,674
                             2006        $17.053      $17.545             0
                             2007        $17.545      $17.767         3,282
                             2008        $17.767      $ 9.438         2,473
                             2009        $ 9.438      $12.776         2,235
                             2010        $12.776      $14.508             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.313      $12.617        37,923
                             2005        $12.617      $13.011        38,888
                             2006        $13.011      $13.384             0
                             2007        $13.384      $13.776        11,830
                             2008        $13.776      $ 8.463        10,051
                             2009        $ 8.463      $13.532         7,480
                             2010        $13.532      $15.948         3,696
                             2011        $15.948      $12.782         3,717
                             2012        $12.782      $14.244         3,561
                             2013        $14.244      $19.972         3,200
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.778      $14.797           141
                             2005        $14.797      $16.189           302
                             2006        $16.189      $17.501             0
                             2007        $17.501      $18.164           163
                             2008        $18.164      $15.066           132
                             2009        $15.066      $19.125           129
                             2010        $19.125      $20.476           131
                             2011        $20.476      $21.353           124
                             2012        $21.353      $24.554           118
                             2013        $24.554      $21.857           309

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.002         2,959
                             2005        $11.002      $12.020         3,581
                             2006        $12.020      $14.250             0
                             2007        $14.250      $15.260         1,097
                             2008        $15.260      $10.579           768
                             2009        $10.579      $13.372             0
                             2010        $13.372      $14.878             0
                             2011        $14.878      $15.830           448
                             2012        $15.830      $17.850           448
                             2013        $17.850      $20.839           838
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.701        15,649
                             2005        $10.701      $12.081        13,665
                             2006        $12.081      $12.271        12,103
                             2007        $12.271      $14.592         3,274
                             2008        $14.592      $ 7.233         3,118
                             2009        $ 7.233      $11.683         2,547
                             2010        $11.683      $14.004         2,037
                             2011        $14.004      $13.281         1,062
                             2012        $13.281      $14.818           880
                             2013        $14.818      $21.407           762
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.676         1,275
                             2005        $10.676      $12.028         1,202
                             2006        $12.028      $12.183             0
                             2007        $12.183      $14.459         1,085
                             2008        $14.459      $ 7.145         1,249
                             2009        $ 7.145      $11.511         1,115
                             2010        $11.511      $13.770             0
                             2011        $13.770      $13.026             0
                             2012        $13.026      $14.493             0
                             2013        $14.493      $20.888             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.776             0
                             2007        $ 9.776      $11.692             0
                             2008        $11.692      $ 6.066           703
                             2009        $ 6.066      $ 9.314             0
                             2010        $ 9.314      $12.019             0
                             2011        $12.019      $10.885             0
                             2012        $10.885      $11.520             0
                             2013        $11.520      $15.452             0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.515      $15.684         1,229
                             2005        $15.684      $17.274         4,222
                             2006        $17.274      $18.848             0
                             2007        $18.848      $18.930         2,625
                             2008        $18.930      $11.000         1,054
                             2009        $11.000      $15.737         1,666
                             2010        $15.737      $19.431         1,079
                             2011        $19.431      $17.306         1,021
                             2012        $17.306      $19.365           980
                             2013        $19.365      $32.370           975

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.411      $19.131        5,033
                             2005        $19.131      $21.792        5,141
                             2006        $21.792      $29.271            0
                             2007        $29.271      $23.621        1,509
                             2008        $23.621      $14.274        1,659
                             2009        $14.274      $17.893        1,675
                             2010        $17.893      $22.611        1,160
                             2011        $22.611      $23.310          734
                             2012        $23.310      $26.292          691
                             2013        $26.292      $26.100          822
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.810        3,830
                             2005        $ 9.810      $ 9.803        5,017
                             2006        $ 9.803      $ 9.964            0
                             2007        $ 9.964      $10.152        3,150
                             2008        $10.152      $10.082        3,602
                             2009        $10.082      $ 9.845            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.35


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.203          0
                             2007        $10.203      $11.663          0
                             2008        $11.663      $ 6.514          0
                             2009        $ 6.514      $ 8.600          0
                             2010        $ 8.600      $ 9.801          0
                             2011        $ 9.801      $ 9.286          0
                             2012        $ 9.286      $10.511          0
                             2013        $10.511      $13.414          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.394          0
                             2007        $10.394      $10.981          0
                             2008        $10.981      $ 8.009          0
                             2009        $ 8.009      $ 9.675          0
                             2010        $ 9.675      $10.612          0
                             2011        $10.612      $10.299          0
                             2012        $10.299      $11.200          0
                             2013        $11.200      $12.356          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.423          0
                             2007        $10.423      $11.169          0
                             2008        $11.169      $ 7.315          0
                             2009        $ 7.315      $ 9.164          0
                             2010        $ 9.164      $10.212          0
                             2011        $10.212      $ 9.829          0
                             2012        $ 9.829      $10.831          0
                             2013        $10.831      $12.206          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.432          0
                             2007        $10.432      $11.292          0
                             2008        $11.292      $ 6.804          0
                             2009        $ 6.804      $ 8.699          0
                             2010        $ 8.699      $ 9.825          0
                             2011        $ 9.825      $ 9.305          0
                             2012        $ 9.305      $10.445          0
                             2013        $10.445      $12.359          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.285          0
                             2007        $10.285      $10.615          0
                             2008        $10.615      $ 9.238          0
                             2009        $ 9.238      $10.322          0
                             2010        $10.322      $10.789          0
                             2011        $10.789      $10.662          0
                             2012        $10.662      $11.041          0
                             2013        $11.041      $11.321          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.683          0
                             2007        $ 9.683      $11.541          0
                             2008        $11.541      $ 6.212          0
                             2009        $ 6.212      $ 8.743          0
                             2010        $ 8.743      $10.206          0
                             2011        $10.206      $ 9.992          0
                             2012        $ 9.992      $11.507          0
                             2013        $11.507      $15.097          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.754          0
                             2007        $10.754      $11.022          0
                             2008        $11.022      $ 6.750          0
                             2009        $ 6.750      $ 8.309          0
                             2010        $ 8.309      $ 9.291          0
                             2011        $ 9.291      $ 9.217          0
                             2012        $ 9.217      $10.386          0
                             2013        $10.386      $13.353          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.814          0
                             2007        $ 9.814      $11.031          0
                             2008        $11.031      $ 6.492          0
                             2009        $ 6.492      $ 8.843          0
                             2010        $ 8.843      $11.081          0
                             2011        $11.081      $ 9.628          0
                             2012        $ 9.628      $10.749          0
                             2013        $10.749      $14.234          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.280      $14.316          0
                             2005        $14.316      $14.444          0
                             2006        $14.444      $16.437          0
                             2007        $16.437      $15.423          0
                             2008        $15.423      $ 9.748          0
                             2009        $ 9.748      $12.024          0
                             2010        $12.024      $13.673          0
                             2011        $13.673      $13.647          0
                             2012        $13.647      $14.926          0
                             2013        $14.926      $18.854          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.168          0
                             2005        $11.168      $11.059          0
                             2006        $11.059      $12.746          0
                             2007        $12.746      $12.887          0
                             2008        $12.887      $ 8.834          0
                             2009        $ 8.834      $11.675          0
                             2010        $11.675      $12.821          0
                             2011        $12.821      $12.794          0
                             2012        $12.794      $14.046          0
                             2013        $14.046      $15.597          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.500          0
                             2005        $10.500      $10.342          0
                             2006        $10.342      $11.179          0
                             2007        $11.179      $11.572          0
                             2008        $11.572      $ 7.384          0
                             2009        $ 7.384      $ 9.336          0
                             2010        $ 9.336      $10.153          0
                             2011        $10.153      $ 9.747          0
                             2012        $ 9.747      $10.674          0
                             2013        $10.674      $13.382          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.440      $17.416          0
                             2005        $17.416      $18.463          0
                             2006        $18.463      $21.051          0
                             2007        $21.051      $20.025          0
                             2008        $20.025      $13.072          0
                             2009        $13.072      $16.454          0
                             2010        $16.454      $20.563          0
                             2011        $20.563      $19.288          0
                             2012        $19.288      $22.253          0
                             2013        $22.253      $29.548          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.414      $16.746          0
                             2005        $16.746      $17.104          0
                             2006        $17.104      $18.119          0
                             2007        $18.119      $19.642          0
                             2008        $19.642      $11.007          0
                             2009        $11.007      $15.402          0
                             2010        $15.402      $19.158          0
                             2011        $19.158      $17.770          0
                             2012        $17.770      $19.197          0
                             2013        $19.197      $25.849          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.186          0
                             2005        $10.186      $10.167          0
                             2006        $10.167      $10.308          0
                             2007        $10.308      $10.708          0
                             2008        $10.708      $11.228          0
                             2009        $11.228      $11.282          0
                             2010        $11.282      $11.576          0
                             2011        $11.576      $11.924          0
                             2012        $11.924      $11.840          0
                             2013        $11.840      $11.280          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.947          0
                             2007        $10.947      $11.932          0
                             2008        $11.932      $ 8.319          0
                             2009        $ 8.319      $ 9.999          0
                             2010        $ 9.999      $10.910          0
                             2011        $10.910      $10.319          0
                             2012        $10.319      $11.400          0
                             2013        $11.400      $14.178          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.580      $13.809          0
                             2005        $13.809      $14.880          0
                             2006        $14.880      $17.169          0
                             2007        $17.169      $17.313          0
                             2008        $17.313      $10.611          0
                             2009        $10.611      $13.036          0
                             2010        $13.036      $14.127          0
                             2011        $14.127      $13.625          0
                             2012        $13.625      $15.170          0
                             2013        $15.170      $18.963          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.733      $20.338          0
                             2005        $20.338      $25.260          0
                             2006        $25.260      $31.536          0
                             2007        $31.536      $39.578          0
                             2008        $39.578      $18.241          0
                             2009        $18.241      $30.684          0
                             2010        $30.684      $35.164          0
                             2011        $35.164      $28.838          0
                             2012        $28.838      $31.803          0
                             2013        $31.803      $30.709          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.484      $15.577          0
                             2005        $15.577      $16.727          0
                             2006        $16.727      $19.799          0
                             2007        $19.799      $22.276          0
                             2008        $22.276      $12.943          0
                             2009        $12.943      $17.288          0
                             2010        $17.288      $18.265          0
                             2011        $18.265      $15.909          0
                             2012        $15.909      $18.331          0
                             2013        $18.331      $21.969          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.780      $14.291          0
                             2005        $14.291      $13.500          0
                             2006        $13.500      $14.839          0
                             2007        $14.839      $16.051          0
                             2008        $16.051      $16.615          0
                             2009        $16.615      $19.218          0
                             2010        $19.218      $21.436          0
                             2011        $21.436      $20.711          0
                             2012        $20.711      $23.225          0
                             2013        $23.225      $23.004          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.639      $12.112          0
                             2005        $12.112      $12.707          0
                             2006        $12.707      $12.711          0
                             2007        $12.711      $14.447          0
                             2008        $14.447      $ 7.164          0
                             2009        $ 7.164      $11.566          0
                             2010        $11.566      $13.478          0
                             2011        $13.478      $12.297          0
                             2012        $12.297      $13.589          0
                             2013        $13.589      $18.515          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.233          0
                             2005        $11.233      $12.297          0
                             2006        $12.297      $14.466          0
                             2007        $14.466      $15.202          0
                             2008        $15.202      $ 8.698          0
                             2009        $ 8.698      $11.801          0
                             2010        $11.801      $14.060          0
                             2011        $14.060      $13.830          0
                             2012        $13.830      $15.810          0
                             2013        $15.810      $20.689          0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.227          0
                             2005        $11.227      $12.272          0
                             2006        $12.272      $14.428          0
                             2007        $14.428      $15.148          0
                             2008        $15.148      $ 8.648          0
                             2009        $ 8.648      $11.728          0
                             2010        $11.728      $13.966          0
                             2011        $13.966      $13.725          0
                             2012        $13.725      $15.659          0
                             2013        $15.659      $20.441          0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.270          0
                             2005        $11.270      $11.436          0
                             2006        $11.436      $12.935          0
                             2007        $12.935      $12.311          0
                             2008        $12.311      $ 7.702          0
                             2009        $ 7.702      $ 9.639          0
                             2010        $ 9.639      $10.869          0
                             2011        $10.869      $10.370          0
                             2012        $10.370      $12.019          0
                             2013        $12.019      $15.890          0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.896          0
                             2005        $10.896      $11.404          0
                             2006        $11.404      $12.513          0
                             2007        $12.513      $12.603          0
                             2008        $12.603      $ 9.497          0
                             2009        $ 9.497      $11.337          0
                             2010        $11.337      $12.379          0
                             2011        $12.379      $11.908          0
                             2012        $11.908      $13.042          0
                             2013        $13.042      $15.875          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.242      $14.729          0
                             2005        $14.729      $15.751          0
                             2006        $15.751      $17.804          0
                             2007        $17.804      $17.787          0
                             2008        $17.787      $11.751          0
                             2009        $11.751      $14.214          0
                             2010        $14.214      $15.542          0
                             2011        $15.542      $14.805          0
                             2012        $14.805      $16.499          0
                             2013        $16.499      $21.510          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.058          0
                             2005        $11.058      $11.976          0
                             2006        $11.976      $12.247          0
                             2007        $12.247      $14.035          0
                             2008        $14.035      $ 7.271          0
                             2009        $ 7.271      $11.082          0
                             2010        $11.082      $13.747          0
                             2011        $13.747      $12.144          0
                             2012        $12.144      $13.211          0
                             2013        $13.211      $17.588          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.338          0
                             2005        $10.338      $10.208          0
                             2006        $10.208      $10.877          0
                             2007        $10.877      $11.255          0
                             2008        $11.255      $ 9.046          0
                             2009        $ 9.046      $11.841          0
                             2010        $11.841      $12.961          0
                             2011        $12.961      $13.187          0
                             2012        $13.187      $14.462          0
                             2013        $14.462      $15.246          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.886          0
                             2005        $10.886      $11.347          0
                             2006        $11.347      $12.679          0
                             2007        $12.679      $13.186          0
                             2008        $13.186      $ 9.166          0
                             2009        $ 9.166      $11.254          0
                             2010        $11.254      $13.055          0
                             2011        $13.055      $12.153          0
                             2012        $12.153      $13.097          0
                             2013        $13.097      $17.329          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.870          0
                             2005        $10.870      $10.939          0
                             2006        $10.939      $12.503          0
                             2007        $12.503      $12.603          0
                             2008        $12.603      $ 7.809          0
                             2009        $ 7.809      $ 9.048          0
                             2010        $ 9.048      $10.354          0
                             2011        $10.354      $ 9.478          0
                             2012        $ 9.478      $10.353          0
                             2013        $10.353      $13.713          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.117          0
                             2005        $11.117      $11.337          0
                             2006        $11.337      $11.922          0
                             2007        $11.922      $14.090          0
                             2008        $14.090      $ 8.480          0
                             2009        $ 8.480      $12.029          0
                             2010        $12.029      $14.411          0
                             2011        $14.411      $12.635          0
                             2012        $12.635      $14.049          0
                             2013        $14.049      $18.770          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.101          0
                             2005        $11.101      $11.709          0
                             2006        $11.709      $12.808          0
                             2007        $12.808      $12.554          0
                             2008        $12.554      $ 7.419          0
                             2009        $ 7.419      $ 9.155          0
                             2010        $ 9.155      $11.192          0
                             2011        $11.192      $10.471          0
                             2012        $10.471      $11.688          0
                             2013        $11.688      $14.845          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.218      $12.696          0
                             2005        $12.696      $12.976          0
                             2006        $12.976      $13.619          0
                             2007        $13.619      $15.110          0
                             2008        $15.110      $ 8.002          0
                             2009        $ 8.002      $11.241          0
                             2010        $11.241      $11.958          0
                             2011        $11.958      $11.495          0
                             2012        $11.495      $12.749          0
                             2013        $12.749      $16.082          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $12.985      $13.895          0
                             2005        $13.895      $14.040          0
                             2006        $14.040      $15.170          0
                             2007        $15.170      $15.298          0
                             2008        $15.298      $ 8.406          0
                             2009        $ 8.406      $ 9.962          0
                             2010        $ 9.962      $10.940          0
                             2011        $10.940      $10.704          0
                             2012        $10.704      $11.694          0
                             2013        $11.694      $12.860          0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.086          0
                             2005        $10.086      $10.060          0
                             2006        $10.060      $10.288          0
                             2007        $10.288      $10.436          0
                             2008        $10.436      $ 6.196          0
                             2009        $ 6.196      $ 6.585          0
                             2010        $ 6.585      $ 7.142          0
                             2011        $ 7.142      $ 7.513          0
                             2012        $ 7.513      $ 8.067          0
                             2013        $ 8.067      $ 7.832          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.287      $14.302          0
                             2005        $14.302      $15.610          0
                             2006        $15.610      $15.626          0
                             2007        $15.626      $16.146          0
                             2008        $16.146      $ 7.991          0
                             2009        $ 7.991      $10.301          0
                             2010        $10.301      $12.766          0
                             2011        $12.766      $12.547          0
                             2012        $12.547      $14.204          0
                             2013        $14.204      $18.775          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.115      $16.354          0
                             2005        $16.354      $18.181          0
                             2006        $18.181      $20.798          0
                             2007        $20.798      $21.499          0
                             2008        $21.499      $12.502          0
                             2009        $12.502      $16.979          0
                             2010        $16.979      $19.147          0
                             2011        $19.147      $17.070          0
                             2012        $17.070      $20.121          0
                             2013        $20.121      $24.903          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.035      $12.719          0
                             2005        $12.719      $12.704          0
                             2006        $12.704      $13.278          0
                             2007        $13.278      $14.175          0
                             2008        $14.175      $11.814          0
                             2009        $11.814      $13.633          0
                             2010        $13.633      $15.250          0
                             2011        $15.250      $14.960          0
                             2012        $14.960      $16.496          0
                             2013        $16.496      $16.018          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.850      $13.617          0
                             2005        $13.617      $13.538          0
                             2006        $13.538      $14.413          0
                             2007        $14.413      $13.979          0
                             2008        $13.979      $ 2.919          0
                             2009        $ 2.919      $ 3.583          0
                             2010        $ 3.583      $ 3.996          0
                             2011        $ 3.996      $ 3.795          0
                             2012        $ 3.795      $ 4.184          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.528      $13.327          0
                             2005        $13.327      $13.735          0
                             2006        $13.735      $15.363          0
                             2007        $15.363      $15.592          0
                             2008        $15.592      $ 9.326          0
                             2009        $ 9.326      $11.633          0
                             2010        $11.633      $13.133          0
                             2011        $13.133      $12.759          0
                             2012        $12.759      $14.500          0
                             2013        $14.500      $18.575          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.541      $16.890          0
                             2005        $16.890      $18.061          0
                             2006        $18.061      $20.184          0
                             2007        $20.184      $19.395          0
                             2008        $19.395      $11.718          0
                             2009        $11.718      $15.632          0
                             2010        $15.632      $18.749          0
                             2011        $18.749      $17.838          0
                             2012        $17.838      $20.456          0
                             2013        $20.456      $28.035          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $11.929          0
                             2010        $11.929      $13.091          0
                             2011        $13.091      $13.005          0
                             2012        $13.005      $15.120          0
                             2013        $15.120      $19.513          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.982      $12.636          0
                             2005        $12.636      $12.808          0
                             2006        $12.808      $13.972          0
                             2007        $13.972      $13.745          0
                             2008        $13.745      $ 7.941          0
                             2009        $ 7.941      $ 9.722          0
                             2010        $ 9.722      $10.501          0
                             2011        $10.501      $10.518          0
                             2012        $10.518      $11.536          0
                             2013        $11.536      $13.277          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.328      $13.110          0
                             2005        $13.110      $13.669          0
                             2006        $13.669      $15.035          0
                             2007        $15.035      $15.082          0
                             2008        $15.082      $ 9.801          0
                             2009        $ 9.801      $12.915          0
                             2010        $12.915      $14.436          0
                             2011        $14.436      $14.011          0
                             2012        $14.011      $15.593          0
                             2013        $15.593      $18.160          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.208      $11.701          0
                             2005        $11.701      $12.910          0
                             2006        $12.910      $12.935          0
                             2007        $12.935      $12.529          0
                             2008        $12.529      $10.125          0
                             2009        $10.125      $12.434          0
                             2010        $12.434      $12.418          0
                             2011        $12.418      $11.960          0
                             2012        $11.960      $14.252          0
                             2013        $14.252      $19.677          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.940      $16.520          0
                             2005        $16.520      $17.483          0
                             2006        $17.483      $21.646          0
                             2007        $21.646      $25.301          0
                             2008        $25.301      $17.139          0
                             2009        $17.139      $17.933          0
                             2010        $17.933      $17.798          0
                             2011        $17.798      $16.409          0
                             2012        $16.409      $16.797          0
                             2013        $16.797      $18.632          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.392      $14.502          0
                             2005        $14.502      $14.874          0
                             2006        $14.874      $16.804          0
                             2007        $16.804      $15.386          0
                             2008        $15.386      $ 9.192          0
                             2009        $ 9.192      $11.629          0
                             2010        $11.629      $12.963          0
                             2011        $12.963      $12.048          0
                             2012        $12.048      $13.989          0
                             2013        $13.989      $18.498          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.233      $14.257          0
                             2005        $14.257      $14.326          0
                             2006        $14.326      $15.432          0
                             2007        $15.432      $15.458          0
                             2008        $15.458      $11.138          0
                             2009        $11.138      $16.303          0
                             2010        $16.303      $18.121          0
                             2011        $18.121      $17.971          0
                             2012        $17.971      $20.318          0
                             2013        $20.318      $21.357          0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.355      $10.539          0
                             2005        $10.539      $10.515          0
                             2006        $10.515      $10.712          0
                             2007        $10.712      $10.983          0
                             2008        $10.983      $ 8.143          0
                             2009        $ 8.143      $11.639          0
                             2010        $11.639      $12.464          0
                             2011        $12.464      $12.755          0
                             2012        $12.755      $13.766          0
                             2013        $13.766      $13.668          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.270      $15.027          0
                             2005        $15.027      $16.433          0
                             2006        $16.433      $20.457          0
                             2007        $20.457      $21.603          0
                             2008        $21.603      $11.800          0
                             2009        $11.800      $14.333          0
                             2010        $14.333      $15.370          0
                             2011        $15.370      $12.443          0
                             2012        $12.443      $14.784          0
                             2013        $14.784      $18.453          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.883      $14.143          0
                             2005        $14.143      $14.998          0
                             2006        $14.998      $16.655          0
                             2007        $16.655      $15.391          0
                             2008        $15.391      $ 9.068          0
                             2009        $ 9.068      $11.561          0
                             2010        $11.561      $12.836          0
                             2011        $12.836      $12.516          0
                             2012        $12.516      $14.251          0
                             2013        $14.251      $18.767          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.770      $ 9.585          0
                             2005        $ 9.585      $ 9.578          0
                             2006        $ 9.578      $ 9.746          0
                             2007        $ 9.746      $ 9.952          0
                             2008        $ 9.952      $ 9.948          0
                             2009        $ 9.948      $ 9.715          0
                             2010        $ 9.715      $ 9.472          0
                             2011        $ 9.472      $ 9.233          0
                             2012        $ 9.233      $ 8.999          0
                             2013        $ 8.999      $ 8.771          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.383      $14.388          0
                             2005        $14.388      $15.426          0
                             2006        $15.426      $16.322          0
                             2007        $16.322      $16.818          0
                             2008        $16.818      $10.039          0
                             2009        $10.039      $12.929          0
                             2010        $12.929      $15.065          0
                             2011        $15.065      $13.937          0
                             2012        $13.937      $15.859          0
                             2013        $15.859      $21.088          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.451      $16.258          0
                             2005        $16.258      $16.780          0
                             2006        $16.780      $18.974          0
                             2007        $18.974      $17.585          0
                             2008        $17.585      $ 9.467          0
                             2009        $ 9.467      $ 8.903          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $12.986      $13.613          0
                             2005        $13.613      $13.933          0
                             2006        $13.933      $15.116          0
                             2007        $15.116      $14.813          0
                             2008        $14.813      $ 8.871          0
                             2009        $ 8.871      $11.515          0
                             2010        $11.515      $13.061          0
                             2011        $13.061      $12.507          0
                             2012        $12.507      $14.373          0
                             2013        $14.373      $18.682          0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.448      $15.545          0
                             2005        $15.545      $16.992          0
                             2006        $16.992      $17.465          0
                             2007        $17.465      $17.667          0
                             2008        $17.667      $ 9.376          0
                             2009        $ 9.376      $12.678          0
                             2010        $12.678      $14.387          0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.294      $12.585          0
                             2005        $12.585      $12.964          0
                             2006        $12.964      $13.323          0
                             2007        $13.323      $13.699          0
                             2008        $13.699      $ 8.407          0
                             2009        $ 8.407      $13.428          0
                             2010        $13.428      $15.810          0
                             2011        $15.810      $12.658          0
                             2012        $12.658      $14.091          0
                             2013        $14.091      $19.739          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.757      $14.759          0
                             2005        $14.759      $16.131          0
                             2006        $16.131      $17.421          0
                             2007        $17.421      $18.062          0
                             2008        $18.062      $14.966          0
                             2009        $14.966      $18.978          0
                             2010        $18.978      $20.298          0
                             2011        $20.298      $21.146          0
                             2012        $21.146      $24.292          0
                             2013        $24.292      $21.602          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $10.990          0
                             2005        $10.990      $11.995          0
                             2006        $11.995      $14.206          0
                             2007        $14.206      $15.197          0
                             2008        $15.197      $10.524          0
                             2009        $10.524      $13.290          0
                             2010        $13.290      $14.772          0
                             2011        $14.772      $15.700          0
                             2012        $15.700      $17.686          0
                             2013        $17.686      $20.626          0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.694          0
                             2005        $10.694      $12.060          0
                             2006        $12.060      $12.237          0
                             2007        $12.237      $14.537          0
                             2008        $14.537      $ 7.199          0
                             2009        $ 7.199      $11.615          0
                             2010        $11.615      $13.909          0
                             2011        $13.909      $13.177          0
                             2012        $13.177      $14.687          0
                             2013        $14.687      $21.196          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.688          0
                             2005        $10.668      $12.008          0
                             2006        $12.008      $12.150          0
                             2007        $12.150      $14.404          0
                             2008        $14.404      $ 7.110          0
                             2009        $ 7.110      $11.444          0
                             2010        $11.444      $13.676          0
                             2011        $13.676      $12.924          0
                             2012        $12.924      $14.365          0
                             2013        $14.365      $20.682          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.769          0
                             2007        $ 9.769      $11.672          0
                             2008        $11.672      $ 6.050          0
                             2009        $ 6.050      $ 9.278          0
                             2010        $ 9.278      $11.961          0
                             2011        $11.961      $10.822          0
                             2012        $10.822      $11.441          0
                             2013        $11.441      $15.331          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.506      $15.657          0
                             2005        $15.657      $17.227          0
                             2006        $17.227      $18.777          0
                             2007        $18.777      $18.840          0
                             2008        $18.840      $10.936          0
                             2009        $10.936      $15.630          0
                             2010        $15.630      $19.279          0
                             2011        $19.279      $17.153          0
                             2012        $17.153      $19.174          0
                             2013        $19.174      $32.018          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.389      $19.082          0
                             2005        $19.082      $21.714          0
                             2006        $21.714      $29.137          0
                             2007        $29.137      $23.489          0
                             2008        $23.489      $14.179          0
                             2009        $14.179      $17.756          0
                             2010        $17.756      $22.415          0
                             2011        $22.415      $23.084          0
                             2012        $23.084      $26.011          0
                             2013        $26.011      $25.794          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.800          0
                             2005        $ 9.800      $ 9.783          0
                             2006        $ 9.783      $ 9.933          0
                             2007        $ 9.933      $10.111          0
                             2008        $10.111      $10.030          0
                             2009        $10.030      $ 9.785          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, OR THE
           ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION

                          MORTALITY & EXPENSE = 1.75


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.245        4,881
                             2007        $10.245      $11.784        5,685
                             2008        $11.784      $ 6.622        4,793
                             2009        $ 6.622      $ 8.797        4,300
                             2010        $ 8.797      $10.086        4,041
                             2011        $10.086      $ 9.615            0
                             2012        $ 9.615      $10.950            0
                             2013        $10.950      $14.062            0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.437            0
                             2007        $10.437      $11.095            0
                             2008        $11.095      $ 8.141            0
                             2009        $ 8.141      $ 9.896            0
                             2010        $ 9.896      $10.921            0
                             2011        $10.921      $10.664            0
                             2012        $10.664      $11.668            0
                             2013        $11.668      $12.952            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.466            0
                             2007        $10.466      $11.285            0
                             2008        $11.285      $ 7.436            0
                             2009        $ 7.436      $ 9.374            0
                             2010        $ 9.374      $10.509            0
                             2011        $10.509      $10.178            0
                             2012        $10.178      $11.284            0
                             2013        $11.284      $12.795            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.475            0
                             2007        $10.475      $11.409            0
                             2008        $11.409      $ 6.917            0
                             2009        $ 6.917      $ 8.897            0
                             2010        $ 8.897      $10.111            0
                             2011        $10.111      $ 9.635            0
                             2012        $ 9.635      $10.882            0
                             2013        $10.882      $12.955            0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.327            0
                             2007        $10.327      $10.725            0
                             2008        $10.725      $ 9.391            0
                             2009        $ 9.391      $10.557            0
                             2010        $10.557      $11.103            0
                             2011        $11.103      $11.040            0
                             2012        $11.040      $11.503            0
                             2013        $11.503      $11.867            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.723            0
                             2007        $ 9.723      $11.660        3,877
                             2008        $11.660      $ 6.315        3,269
                             2009        $ 6.315      $ 8.943            0
                             2010        $ 8.943      $10.503            0
                             2011        $10.503      $10.346            0
                             2012        $10.346      $11.989            0
                             2013        $11.989      $15.825            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.798            0
                             2007        $10.798      $11.136            0
                             2008        $11.136      $ 6.862            0
                             2009        $ 6.862      $ 8.499            0
                             2010        $ 8.499      $ 9.561            0
                             2011        $ 9.561      $ 9.544            0
                             2012        $ 9.544      $10.821            0
                             2013        $10.821      $13.997            0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.855            0
                             2007        $ 9.855      $11.145        3,227
                             2008        $11.145      $ 6.600        2,721
                             2009        $ 6.600      $ 9.045        2,440
                             2010        $ 9.045      $11.403        2,294
                             2011        $11.403      $ 9.969            0
                             2012        $ 9.969      $11.199            0
                             2013        $11.199      $14.920            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.368      $14.500         6,299
                             2005        $14.500      $14.719         6,069
                             2006        $14.719      $16.853         5,447
                             2007        $16.853      $15.911         5,508
                             2008        $15.911      $10.119         5,265
                             2009        $10.119      $12.558         5,299
                             2010        $12.558      $14.368         5,281
                             2011        $14.368      $14.429         5,227
                             2012        $14.429      $15.879         5,221
                             2013        $15.879      $20.181         4,166
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.214           553
                             2005        $11.214      $11.173         4,354
                             2006        $11.173      $12.956         2,024
                             2007        $12.956      $13.180         2,011
                             2008        $13.180      $ 9.091           540
                             2009        $ 9.091      $12.088           523
                             2010        $12.088      $13.356           526
                             2011        $13.356      $13.410           522
                             2012        $13.410      $14.813           528
                             2013        $14.813      $16.551           521
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.516             0
                             2005        $10.516      $10.422        17,284
                             2006        $10.422      $11.334        16,084
                             2007        $11.334      $11.805        15,516
                             2008        $11.805      $ 7.579        14,870
                             2009        $ 7.579      $ 9.641        15,683
                             2010        $ 9.641      $10.550        13,816
                             2011        $10.550      $10.190        12,054
                             2012        $10.190      $11.228         9,407
                             2013        $11.228      $14.163         7,559
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.536      $17.639         3,838
                             2005        $17.639      $18.814         5,486
                             2006        $18.814      $21.583         3,981
                             2007        $21.583      $20.659         3,892
                             2008        $20.659      $13.569         2,316
                             2009        $13.569      $17.185         1,141
                             2010        $17.185      $21.608           560
                             2011        $21.608      $20.393           470
                             2012        $20.393      $23.673           413
                             2013        $23.673      $31.626           260

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.516      $16.961          642
                             2005        $16.961      $17.429          617
                             2006        $17.429      $18.578            0
                             2007        $18.578      $20.263            0
                             2008        $20.263      $11.426            0
                             2009        $11.426      $16.086            0
                             2010        $16.086      $20.132            0
                             2011        $20.132      $18.788            0
                             2012        $18.788      $20.422            0
                             2013        $20.422      $27.667            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.228            0
                             2005        $10.228      $10.272        4,368
                             2006        $10.272      $10.477        4,342
                             2007        $10.477      $10.952        4,321
                             2008        $10.952      $11.555          655
                             2009        $11.555      $11.681          652
                             2010        $11.681      $12.060          620
                             2011        $12.060      $12.498          581
                             2012        $12.498      $12.486          587
                             2013        $12.486      $11.970            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.992            0
                             2007        $10.992      $12.055            0
                             2008        $12.055      $ 8.457            0
                             2009        $ 8.457      $10.227            0
                             2010        $10.227      $11.228            0
                             2011        $11.228      $10.685            0
                             2012        $10.685      $11.876            0
                             2013        $11.876      $14.862            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.663      $13.986        8,319
                             2005        $13.986      $15.164        6,573
                             2006        $15.164      $17.603        5,967
                             2007        $17.603      $17.861        5,879
                             2008        $17.861      $11.015        1,562
                             2009        $11.015      $13.614        1,579
                             2010        $13.614      $14.845        1,261
                             2011        $14.845      $14.406          746
                             2012        $14.406      $16.138          707
                             2013        $16.138      $20.297          662

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.844      $20.599           677
                             2005        $20.599      $25.741         1,436
                             2006        $25.741      $32.334           917
                             2007        $32.334      $40.829           864
                             2008        $40.829      $18.934           605
                             2009        $18.934      $32.046           259
                             2010        $32.046      $36.951           258
                             2011        $36.951      $30.489           257
                             2012        $30.489      $33.832           256
                             2013        $33.832      $32.869           255
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.574      $15.777         2,172
                             2005        $15.777      $17.045        13,069
                             2006        $17.045      $20.300        10,472
                             2007        $20.300      $22.981        10,012
                             2008        $22.981      $13.435         9,019
                             2009        $13.435      $18.055         7,065
                             2010        $18.055      $19.193         6,204
                             2011        $19.193      $16.820         5,638
                             2012        $16.820      $19.500         5,213
                             2013        $19.500      $23.514         4,658
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.865      $14.475        21,000
                             2005        $14.475      $13.758         2,892
                             2006        $13.758      $15.214         1,586
                             2007        $15.214      $16.559         1,482
                             2008        $16.559      $17.246           427
                             2009        $17.246      $20.071           340
                             2010        $20.071      $22.525           117
                             2011        $22.525      $21.897           110
                             2012        $21.897      $24.706           109
                             2013        $24.706      $24.621           114
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.716      $12.268         4,412
                             2005        $12.268      $12.949         1,634
                             2006        $12.949      $13.032         1,596
                             2007        $13.032      $14.905           394
                             2008        $14.905      $ 7.437           323
                             2009        $ 7.437      $12.080           275
                             2010        $12.080      $14.163           266
                             2011        $14.163      $13.001           272
                             2012        $13.001      $14.456           270
                             2013        $14.456      $19.818           249

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.280         2,324
                             2005        $11.280      $12.423         1,692
                             2006        $12.423      $14.704         1,012
                             2007        $14.704      $15.548           941
                             2008        $15.548      $ 8.951           231
                             2009        $ 8.951      $12.219           212
                             2010        $12.219      $14.647           198
                             2011        $14.647      $14.496           184
                             2012        $14.496      $16.674           158
                             2013        $16.674      $21.954           139
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.273             0
                             2005        $11.273      $12.398         1,653
                             2006        $12.398      $14.665         1,817
                             2007        $14.665      $15.493         1,814
                             2008        $15.493      $ 8.899         1,811
                             2009        $ 8.899      $12.144            78
                             2010        $12.144      $14.550             0
                             2011        $14.550      $14.386             0
                             2012        $14.386      $16.515             0
                             2013        $16.515      $21.690             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.316         1,474
                             2005        $11.316      $11.554        13,477
                             2006        $11.554      $13.148        12,318
                             2007        $13.148      $12.591        12,129
                             2008        $12.591      $ 7.926        11,883
                             2009        $ 7.926      $ 9.981        11,568
                             2010        $ 9.981      $11.323        10,255
                             2011        $11.323      $10.870         8,838
                             2012        $10.870      $12.676         8,001
                             2013        $12.676      $16.861         6,202
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.941             0
                             2005        $10.941      $11.521             0
                             2006        $11.521      $12.719             0
                             2007        $12.719      $12.890             0
                             2008        $12.890      $ 9.773             0
                             2009        $ 9.773      $11.738             0
                             2010        $11.738      $12.896             0
                             2011        $12.896      $12.482             0
                             2012        $12.482      $13.755             0
                             2013        $13.755      $16.845             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.330      $14.917        11,977
                             2005        $14.917      $16.051        19,029
                             2006        $16.051      $18.254        16,442
                             2007        $18.254      $18.350        14,007
                             2008        $18.350      $12.198        10,378
                             2009        $12.198      $14.845         7,644
                             2010        $14.845      $16.332         6,587
                             2011        $16.332      $15.653         6,236
                             2012        $15.653      $17.551         5,344
                             2013        $17.551      $23.023         3,986
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.103         1,750
                             2005        $11.103      $12.099         1,467
                             2006        $12.099      $12.449         1,622
                             2007        $12.449      $14.354         1,370
                             2008        $14.354      $ 7.483           717
                             2009        $ 7.483      $11.474           591
                             2010        $11.474      $14.321           205
                             2011        $14.321      $12.729           194
                             2012        $12.729      $13.933           190
                             2013        $13.933      $18.664           166
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.353             0
                             2005        $10.353      $10.286        18,423
                             2006        $10.286      $11.028        16,266
                             2007        $11.028      $11.482        15,740
                             2008        $11.482      $ 9.285        12,817
                             2009        $ 9.285      $12.228        13,567
                             2010        $12.228      $13.468        12,388
                             2011        $13.468      $13.786        11,067
                             2012        $13.786      $15.212         9,030
                             2013        $15.212      $16.136         7,508
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.902             0
                             2005        $10.902      $11.435         5,828
                             2006        $11.435      $12.855         1,521
                             2007        $12.855      $13.452         1,514
                             2008        $13.452      $ 9.409             0
                             2009        $ 9.409      $11.622             0
                             2010        $11.622      $13.566             0
                             2011        $13.566      $12.706             0
                             2012        $12.706      $13.777             0
                             2013        $13.777      $18.341             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.886             0
                             2005        $10.886      $11.022         1,338
                             2006        $11.022      $12.676         1,332
                             2007        $12.676      $12.856         1,326
                             2008        $12.856      $ 8.015             0
                             2009        $ 8.015      $ 9.345             0
                             2010        $ 9.345      $10.759             0
                             2011        $10.759      $ 9.909             0
                             2012        $ 9.909      $10.891             0
                             2013        $10.891      $14.514             0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.134             0
                             2005        $11.134      $11.424         4,409
                             2006        $11.424      $12.087         3,624
                             2007        $12.087      $14.374         3,440
                             2008        $14.374      $ 8.704         3,323
                             2009        $ 8.704      $12.423         2,158
                             2010        $12.423      $14.975         1,885
                             2011        $14.975      $13.209         1,775
                             2012        $13.209      $14.779         1,668
                             2013        $14.779      $19.866         1,575
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.117             0
                             2005        $11.117      $11.799        10,537
                             2006        $11.799      $12.986         9,184
                             2007        $12.986      $12.806         8,905
                             2008        $12.806      $ 7.615         8,237
                             2009        $ 7.615      $ 9.455         5,399
                             2010        $ 9.455      $11.630         4,763
                             2011        $11.630      $10.947         4,200
                             2012        $10.947      $12.295         3,836
                             2013        $12.295      $15.713         3,254
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.268      $12.826           321
                             2005        $12.826      $13.190         3,428
                             2006        $13.190      $13.928         2,627
                             2007        $13.928      $15.549         2,295
                             2008        $15.549      $ 8.285         2,162
                             2009        $ 8.285      $11.711         1,873
                             2010        $11.711      $12.534         1,824
                             2011        $12.534      $12.123         1,647
                             2012        $12.123      $13.528         1,554
                             2013        $13.528      $17.170           912

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.071      $14.073        6,063
                             2005        $14.073      $14.307        6,069
                             2006        $14.307      $15.554        5,165
                             2007        $15.554      $15.782        5,152
                             2008        $15.782      $ 8.726          467
                             2009        $ 8.726      $10.405          466
                             2010        $10.405      $11.496          464
                             2011        $11.496      $11.317            0
                             2012        $11.317      $12.440            0
                             2013        $12.440      $13.765            0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.101            0
                             2005        $10.101      $10.137        1,992
                             2006        $10.137      $10.431          482
                             2007        $10.431      $10.646          511
                             2008        $10.646      $ 6.360          494
                             2009        $ 6.360      $ 6.801          282
                             2010        $ 6.801      $ 7.421            0
                             2011        $ 7.421      $ 7.855            0
                             2012        $ 7.855      $ 8.486            0
                             2013        $ 8.486      $ 8.290            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.368      $14.485          185
                             2005        $14.485      $15.907        2,047
                             2006        $15.907      $16.021        2,037
                             2007        $16.021      $16.657        2,028
                             2008        $16.657      $ 8.295        1,466
                             2009        $ 8.295      $10.758        1,458
                             2010        $10.758      $13.415        1,277
                             2011        $13.415      $13.266        1,078
                             2012        $13.266      $15.110          978
                             2013        $15.110      $20.096          825
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.209      $16.564        4,315
                             2005        $16.564      $18.527        3,243
                             2006        $18.527      $21.324        2,725
                             2007        $21.324      $22.179        2,595
                             2008        $22.179      $12.977        2,161
                             2009        $12.977      $17.733        1,976
                             2010        $17.733      $20.120        1,714
                             2011        $20.120      $18.048        1,751
                             2012        $18.048      $21.405        1,707
                             2013        $21.405      $26.655          684

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.115      $12.882        23,617
                             2005        $12.882      $12.946        34,301
                             2006        $12.946      $13.614        29,809
                             2007        $13.614      $14.624        26,348
                             2008        $14.624      $12.263        16,406
                             2009        $12.263      $14.238        18,530
                             2010        $14.238      $16.025        16,416
                             2011        $16.025      $15.817        14,370
                             2012        $15.817      $17.549        11,262
                             2013        $17.549      $17.145        10,315
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.935      $13.792         1,720
                             2005        $13.792      $13.796         2,488
                             2006        $13.796      $14.777         1,765
                             2007        $14.777      $14.421         1,777
                             2008        $14.421      $ 3.030         1,502
                             2009        $ 3.030      $ 3.742         2,239
                             2010        $ 3.742      $ 4.199         1,067
                             2011        $ 4.199      $ 4.013         1,062
                             2012        $ 4.013      $ 4.446             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.612      $13.498         8,967
                             2005        $13.498      $13.997        14,068
                             2006        $13.997      $15.751        13,142
                             2007        $15.751      $16.085        11,100
                             2008        $16.085      $ 9.680         7,197
                             2009        $ 9.680      $12.150         8,134
                             2010        $12.150      $13.800         7,704
                             2011        $13.800      $13.490         6,742
                             2012        $13.490      $15.425         5,180
                             2013        $15.425      $19.881         4,885
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.937      $17.106         2,633
                             2005        $17.106      $18.405         5,799
                             2006        $18.405      $20.695         4,819
                             2007        $20.695      $20.009         4,734
                             2008        $20.009      $12.163         3,379
                             2009        $12.163      $16.327         2,543
                             2010        $16.327      $19.701         2,106
                             2011        $19.701      $18.860         1,925
                             2012        $18.860      $21.761         1,786
                             2013        $21.761      $30.007         1,637
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.458         2,304
                             2010        $12.458      $13.757         2,164
                             2011        $13.757      $13.750         2,002
                             2012        $13.750      $16.085         1,188
                             2013        $16.085      $20.886           748

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.061      $12.798        2,336
                             2005        $12.798      $13.052        2,745
                             2006        $13.052      $14.326        2,748
                             2007        $14.326      $14.180        2,774
                             2008        $14.180      $ 8.242        3,116
                             2009        $ 8.242      $10.154        3,205
                             2010        $10.154      $11.035        3,267
                             2011        $11.035      $11.121        3,223
                             2012        $11.121      $12.272        3,249
                             2013        $12.272      $14.211        3,201
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.410      $13.278        1,633
                             2005        $13.278      $13.929        1,263
                             2006        $13.929      $15.416           32
                             2007        $15.416      $15.559           32
                             2008        $15.559      $10.173           32
                             2009        $10.173      $13.488           31
                             2010        $13.488      $15.169           31
                             2011        $15.169      $14.813           31
                             2012        $14.813      $16.588           31
                             2013        $16.588      $19.437           31
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.282      $11.852        1,451
                             2005        $11.852      $13.156          831
                             2006        $13.156      $13.262          795
                             2007        $13.262      $12.925           58
                             2008        $12.925      $10.510           58
                             2009        $10.510      $12.986           57
                             2010        $12.986      $13.049           57
                             2011        $13.049      $12.645           57
                             2012        $12.645      $15.161           57
                             2013        $15.161      $21.061           56
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.032      $16.732           74
                             2005        $16.732      $17.815           18
                             2006        $17.815      $22.194           16
                             2007        $22.194      $26.101            0
                             2008        $26.101      $17.790            0
                             2009        $17.790      $18.729            0
                             2010        $18.729      $18.702            0
                             2011        $18.702      $17.348            0
                             2012        $17.348      $17.868            0
                             2013        $17.868      $19.942            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.481      $14.688         1,801
                             2005        $14.688      $15.157           422
                             2006        $15.157      $17.229           420
                             2007        $17.229      $15.872           418
                             2008        $15.872      $ 9.541           266
                             2009        $ 9.541      $12.145           114
                             2010        $12.145      $13.622           114
                             2011        $13.622      $12.738           114
                             2012        $12.738      $14.881           113
                             2013        $14.881      $19.799           113
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.321      $14.440         7,682
                             2005        $14.440      $14.599         6,829
                             2006        $14.599      $15.823         5,266
                             2007        $15.823      $15.948         3,520
                             2008        $15.948      $11.561         1,276
                             2009        $11.561      $17.027         1,144
                             2010        $17.027      $19.041         1,094
                             2011        $19.041      $19.000         1,063
                             2012        $19.000      $21.614         1,016
                             2013        $21.614      $22.859           887
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.424      $10.674        32,092
                             2005        $10.674      $10.715        17,998
                             2006        $10.715      $10.983        15,064
                             2007        $10.983      $11.331        10,579
                             2008        $11.331      $ 8.453         4,539
                             2009        $ 8.453      $12.156         6,195
                             2010        $12.156      $13.097         5,435
                             2011        $13.097      $13.486         5,043
                             2012        $13.486      $14.644         2,946
                             2013        $14.644      $14.629         3,169
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.358      $15.220         2,407
                             2005        $15.220      $16.746         1,963
                             2006        $16.746      $20.975         1,658
                             2007        $20.975      $22.286         1,658
                             2008        $22.286      $12.248           386
                             2009        $12.248      $14.969           192
                             2010        $14.969      $16.151             0
                             2011        $16.151      $13.156             0
                             2012        $13.156      $15.727             0
                             2013        $15.727      $19.752             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.968      $14.324         2,910
                             2005        $14.324      $15.284         5,388
                             2006        $15.284      $17.076         2,662
                             2007        $17.076      $15.878         2,651
                             2008        $15.878      $ 9.412         2,638
                             2009        $ 9.412      $12.075             0
                             2010        $12.075      $13.489             0
                             2011        $13.489      $13.233             0
                             2012        $13.233      $15.160             0
                             2013        $15.160      $20.087             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.835      $ 9.708         5,617
                             2005        $ 9.708      $ 9.761        11,200
                             2006        $ 9.761      $ 9.993         9,133
                             2007        $ 9.993      $10.266         8,742
                             2008        $10.266      $10.326         5,186
                             2009        $10.326      $10.147         8,331
                             2010        $10.147      $ 9.954         8,134
                             2011        $ 9.954      $ 9.762         5,300
                             2012        $ 9.762      $ 9.573         3,077
                             2013        $ 9.573      $ 9.388         3,498
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.472      $14.572        20,582
                             2005        $14.572      $15.720        10,085
                             2006        $15.720      $16.735         6,553
                             2007        $16.735      $17.350         2,806
                             2008        $17.350      $10.421           222
                             2009        $10.421      $13.503           122
                             2010        $13.503      $15.831           122
                             2011        $15.831      $14.735           122
                             2012        $14.735      $16.870           121
                             2013        $16.870      $22.572           121
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.547      $16.466         4,298
                             2005        $16.466      $17.099         5,522
                             2006        $17.099      $19.453         5,329
                             2007        $19.453      $18.141         5,355
                             2008        $18.141      $ 9.827         1,812
                             2009        $ 9.827      $ 9.248             0
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.072      $13.787             0
                             2005        $13.787      $14.198             0
                             2006        $14.198      $15.499             0
                             2007        $15.499      $15.281             0
                             2008        $15.281      $ 9.209             0
                             2009        $ 9.209      $12.027             0
                             2010        $12.027      $13.725             0
                             2011        $13.725      $13.224             0
                             2012        $13.224      $15.290             0
                             2013        $15.290      $19.996             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.537      $15.745        11,404
                             2005        $15.745      $17.316         8,543
                             2006        $17.316      $17.907         4,795
                             2007        $17.907      $18.226         2,564
                             2008        $18.226      $ 9.732             0
                             2009        $ 9.732      $13.241             0
                             2010        $13.241      $15.093             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.376      $12.746        30,271
                             2005        $12.746      $13.211        21,299
                             2006        $13.211      $13.660        14,081
                             2007        $13.660      $14.133        13,650
                             2008        $14.133      $ 8.726         7,158
                             2009        $ 8.726      $14.025         8,155
                             2010        $14.025      $16.613         6,834
                             2011        $16.613      $13.383         5,011
                             2012        $13.383      $14.990         4,814
                             2013        $14.990      $21.127         3,482
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.848      $14.948         2,516
                             2005        $14.948      $16.438         2,480
                             2006        $16.438      $17.862         2,428
                             2007        $17.862      $18.633           377
                             2008        $18.633      $15.535           312
                             2009        $15.535      $19.821           320
                             2010        $19.821      $21.330           329
                             2011        $21.330      $22.357           312
                             2012        $22.357      $25.841           302
                             2013        $25.841      $23.121           320
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.058             0
                             2005        $11.058      $12.143         4,527
                             2006        $12.143      $14.469         1,663
                             2007        $14.469      $15.575         1,596
                             2008        $15.575      $10.852         1,523
                             2009        $10.852      $13.788         1,424
                             2010        $13.788      $15.420         1,348
                             2011        $15.420      $16.490         1,280
                             2012        $16.490      $18.690         1,215
                             2013        $18.690      $21.931           857

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.738        1,157
                             2005        $10.738      $12.184        1,075
                             2006        $12.184      $12.439          371
                             2007        $12.439      $14.868          330
                             2008        $14.868      $ 7.408            0
                             2009        $ 7.408      $12.027            0
                             2010        $12.027      $14.490            0
                             2011        $14.490      $13.812            0
                             2012        $13.812      $15.490            0
                             2013        $15.490      $22.492            0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.712            0
                             2005        $10.712      $12.131            0
                             2006        $12.131      $12.350            0
                             2007        $12.350      $14.732            0
                             2008        $14.732      $ 7.317            0
                             2009        $ 7.317      $11.850            0
                             2010        $11.850      $14.248            0
                             2011        $14.248      $13.547            0
                             2012        $13.547      $15.150            0
                             2013        $15.150      $21.946            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.809          705
                             2007        $ 9.809      $11.793          634
                             2008        $11.793      $ 6.150          712
                             2009        $ 6.150      $ 9.490          276
                             2010        $ 9.490      $12.310            0
                             2011        $12.310      $11.205            0
                             2012        $11.205      $11.920            0
                             2013        $11.920      $16.070            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.561      $15.818          171
                             2005        $15.818      $17.510            0
                             2006        $17.510      $19.204            0
                             2007        $19.204      $19.387            0
                             2008        $19.387      $11.323            0
                             2009        $11.323      $16.283            0
                             2010        $16.283      $20.208            0
                             2011        $20.208      $18.090            0
                             2012        $18.090      $20.347            0
                             2013        $20.347      $34.184            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.484      $19.327        6,675
                             2005        $19.327      $22.128        6,986
                             2006        $22.128      $29.874        5,946
                             2007        $29.874      $24.232        6,009
                             2008        $24.232      $14.718        4,853
                             2009        $14.718      $18.545        3,883
                             2010        $18.545      $23.555        3,829
                             2011        $23.555      $24.407        3,065
                             2012        $24.407      $27.671        3,058
                             2013        $27.671      $27.609        3,065
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.860            0
                             2005        $ 9.860      $ 9.904        1,015
                             2006        $ 9.904      $10.117        1,010
                             2007        $10.117      $10.362        1,006
                             2008        $10.362      $10.343            0
                             2009        $10.343      $10.150            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.8


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.242        3,204
                             2007        $10.242      $11.774        3,461
                             2008        $11.774      $ 6.613        3,373
                             2009        $ 6.613      $ 8.780        5,348
                             2010        $ 8.780      $10.062        2,088
                             2011        $10.062      $ 9.588        2,245
                             2012        $ 9.588      $10.913        1,995
                             2013        $10.913      $14.007        1,800
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.433            0
                             2007        $10.433      $11.085        1,208
                             2008        $11.085      $ 8.130        1,206
                             2009        $ 8.130      $ 9.877            0
                             2010        $ 9.877      $10.895            0
                             2011        $10.895      $10.633            0
                             2012        $10.633      $11.628            0
                             2013        $11.628      $12.901            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.463            0
                             2007        $10.463      $11.275            0
                             2008        $11.275      $ 7.426            0
                             2009        $ 7.426      $ 9.356            0
                             2010        $ 9.356      $10.484            0
                             2011        $10.484      $10.148            0
                             2012        $10.148      $11.246            0
                             2013        $11.246      $12.745            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.472            0
                             2007        $10.472      $11.399            0
                             2008        $11.399      $ 6.907            0
                             2009        $ 6.907      $ 8.881            0
                             2010        $ 8.881      $10.087            0
                             2011        $10.087      $ 9.607            0
                             2012        $ 9.607      $10.845            0
                             2013        $10.845      $12.905            0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.324            0
                             2007        $10.324      $10.716            0
                             2008        $10.716      $ 9.378            0
                             2009        $ 9.378      $10.537            0
                             2010        $10.537      $11.077            0
                             2011        $11.077      $11.008            0
                             2012        $11.008      $11.463          328
                             2013        $11.463      $11.821          214
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.720            0
                             2007        $ 9.720      $11.650          747
                             2008        $11.650      $ 6.306          747
                             2009        $ 6.306      $ 8.926          746
                             2010        $ 8.926      $10.478            0
                             2011        $10.478      $10.316            0
                             2012        $10.316      $11.948            0
                             2013        $11.948      $15.763            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.794            0
                             2007        $10.794      $11.126            0
                             2008        $11.126      $ 6.853          337
                             2009        $ 6.853      $ 8.483          254
                             2010        $ 8.483      $ 9.539            0
                             2011        $ 9.539      $ 9.516            0
                             2012        $ 9.516      $10.784            0
                             2013        $10.784      $13.942            0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.852            0
                             2007        $ 9.852      $11.135        1,341
                             2008        $11.135      $ 6.591        1,028
                             2009        $ 6.591      $ 9.028        1,044
                             2010        $ 9.028      $11.376        1,311
                             2011        $11.376      $ 9.940        2,610
                             2012        $ 9.940      $11.161        1,646
                             2013        $11.161      $14.862        2,345

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.363      $14.487        23,919
                             2005        $14.487      $14.699        26,656
                             2006        $14.699      $16.821        23,133
                             2007        $16.821      $15.874        13,494
                             2008        $15.874      $10.090        13,281
                             2009        $10.090      $12.515        10,199
                             2010        $12.515      $14.312         8,763
                             2011        $14.312      $14.365         7,615
                             2012        $14.365      $15.801         9,890
                             2013        $15.801      $20.071         6,569
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.210        34,895
                             2005        $11.210      $11.164        54,544
                             2006        $11.164      $12.938        78,758
                             2007        $12.938      $13.155        69,306
                             2008        $13.155      $ 9.070        49,118
                             2009        $ 9.070      $12.054        42,645
                             2010        $12.054      $13.311        40,015
                             2011        $13.311      $13.358        15,677
                             2012        $13.358      $14.748        15,934
                             2013        $14.748      $16.469         7,686
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.515             0
                             2005        $10.515      $10.415         6,788
                             2006        $10.415      $11.321        14,996
                             2007        $11.321      $11.786        22,996
                             2008        $11.786      $ 7.562        14,804
                             2009        $ 7.562      $ 9.616        12,933
                             2010        $ 9.616      $10.517        12,423
                             2011        $10.517      $10.153        12,997
                             2012        $10.153      $11.181        11,399
                             2013        $11.181      $14.097        10,403
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.531      $17.624         7,098
                             2005        $17.624      $18.789        10,240
                             2006        $18.789      $21.543         8,967
                             2007        $21.543      $20.610         9,265
                             2008        $20.610      $13.530         7,475
                             2009        $13.530      $17.127         7,454
                             2010        $17.127      $21.524         4,338
                             2011        $21.524      $20.303         4,239
                             2012        $20.303      $23.557         3,879
                             2013        $23.557      $31.455         3,628

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.511      $16.947             0
                             2005        $16.947      $17.406             0
                             2006        $17.406      $18.543             0
                             2007        $18.543      $20.215             0
                             2008        $20.215      $11.393             0
                             2009        $11.393      $16.031             0
                             2010        $16.031      $20.053             0
                             2011        $20.053      $18.705             0
                             2012        $18.705      $20.322             0
                             2013        $20.322      $27.517             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.225         8,245
                             2005        $10.225      $10.263        11,552
                             2006        $10.263      $10.463        11,777
                             2007        $10.463      $10.931        11,176
                             2008        $10.931      $11.527        25,377
                             2009        $11.527      $11.647        36,735
                             2010        $11.647      $12.019        14,099
                             2011        $12.019      $12.449         9,112
                             2012        $12.449      $12.431         8,064
                             2013        $12.431      $11.911         5,393
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.989         5,078
                             2007        $10.989      $12.045         7,573
                             2008        $12.045      $ 8.446         4,015
                             2009        $ 8.446      $10.208         5,860
                             2010        $10.208      $11.201         2,446
                             2011        $11.201      $10.654         2,350
                             2012        $10.654      $11.836         2,052
                             2013        $11.836      $14.804         1,810
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.659      $13.975        39,079
                             2005        $13.975      $15.143        39,957
                             2006        $15.143      $17.571        44,665
                             2007        $17.571      $17.818        47,069
                             2008        $17.818      $10.983        26,197
                             2009        $10.983      $13.568        24,220
                             2010        $13.568      $14.787        21,651
                             2011        $14.787      $14.342        16,476
                             2012        $14.342      $16.058        15,552
                             2013        $16.058      $20.187        13,381

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.838      $20.581         1,232
                             2005        $20.581      $25.706         1,200
                             2006        $25.706      $32.273         3,285
                             2007        $32.273      $40.732         3,763
                             2008        $40.732      $18.880         3,445
                             2009        $18.880      $31.937         2,331
                             2010        $31.937      $36.807         1,517
                             2011        $36.807      $30.355         1,528
                             2012        $30.355      $33.665         1,461
                             2013        $33.665      $32.691         1,277
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.569      $15.763        21,481
                             2005        $15.763      $17.022        21,688
                             2006        $17.022      $20.262        24,787
                             2007        $20.262      $22.926        24,647
                             2008        $22.926      $13.396        15,074
                             2009        $13.396      $17.994        10,646
                             2010        $17.994      $19.118         8,693
                             2011        $19.118      $16.746         7,685
                             2012        $16.746      $19.404         5,027
                             2013        $19.404      $23.387         4,876
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.861      $14.462             0
                             2005        $14.462      $13.739             0
                             2006        $13.739      $15.186             0
                             2007        $15.186      $16.520             0
                             2008        $16.520      $17.196             0
                             2009        $17.196      $20.003             0
                             2010        $20.003      $22.437             0
                             2011        $22.437      $21.800             0
                             2012        $21.800      $24.584             0
                             2013        $24.584      $24.488             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.712      $12.257        12,310
                             2005        $12.257      $12.932        15,418
                             2006        $12.932      $13.008        10,921
                             2007        $13.008      $14.869         9,585
                             2008        $14.869      $ 7.415         9,289
                             2009        $ 7.415      $12.039         8,693
                             2010        $12.039      $14.108         4,572
                             2011        $14.108      $12.944         4,148
                             2012        $12.944      $14.385         4,104
                             2013        $14.385      $19.710         3,896

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.276        26,031
                             2005        $11.276      $12.412        22,882
                             2006        $12.412      $14.684        21,964
                             2007        $14.684      $15.519        21,733
                             2008        $15.519      $ 8.930         4,418
                             2009        $ 8.930      $12.184         3,198
                             2010        $12.184      $14.597         3,328
                             2011        $14.597      $14.439         2,879
                             2012        $14.439      $16.601         2,727
                             2013        $16.601      $21.846         2,594
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.269         4,287
                             2005        $11.269      $12.387         4,070
                             2006        $12.387      $14.645         4,178
                             2007        $14.645      $15.464         4,814
                             2008        $15.464      $ 8.878         4,029
                             2009        $ 8.878      $12.109         3,218
                             2010        $12.109      $14.501         3,003
                             2011        $14.501      $14.330         3,273
                             2012        $14.330      $16.442         3,330
                             2013        $16.442      $21.584           764
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.312         1,259
                             2005        $11.312      $11.544        25,649
                             2006        $11.544      $13.130        29,487
                             2007        $13.130      $12.568        27,612
                             2008        $12.568      $ 7.907        27,071
                             2009        $ 7.907      $ 9.952        25,761
                             2010        $ 9.952      $11.285        17,312
                             2011        $11.285      $10.827        10,737
                             2012        $10.827      $12.620         9,381
                             2013        $12.620      $16.779         8,248
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.937           180
                             2005        $10.937      $11.511         2,586
                             2006        $11.511      $12.702         6,746
                             2007        $12.702      $12.866         7,502
                             2008        $12.866      $ 9.750         6,906
                             2009        $ 9.750      $11.705         4,427
                             2010        $11.705      $12.852         3,383
                             2011        $12.852      $12.433         2,665
                             2012        $12.433      $13.695         4,298
                             2013        $13.695      $16.762           674

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.326      $14.905        46,028
                             2005        $14.905      $16.029        46,995
                             2006        $16.029      $18.220        38,312
                             2007        $18.220      $18.306        36,924
                             2008        $18.306      $12.163        16,054
                             2009        $12.163      $14.794        15,716
                             2010        $14.794      $16.268        15,036
                             2011        $16.268      $15.584        14,350
                             2012        $15.584      $17.465        12,096
                             2013        $17.465      $22.898        11,127
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.100         2,111
                             2005        $11.100      $12.088         5,482
                             2006        $12.088      $12.432         5,012
                             2007        $12.432      $14.327         2,724
                             2008        $14.327      $ 7.465         2,833
                             2009        $ 7.465      $11.441         2,710
                             2010        $11.441      $14.272         2,652
                             2011        $14.272      $12.679         1,740
                             2012        $12.679      $13.871         1,480
                             2013        $13.871      $18.572           229
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.352        10,992
                             2005        $10.352      $10.279         8,049
                             2006        $10.279      $11.015         9,999
                             2007        $11.015      $11.463         9,841
                             2008        $11.463      $ 9.265         9,311
                             2009        $ 9.265      $12.196         9,490
                             2010        $12.196      $13.425         4,623
                             2011        $13.425      $13.735         4,885
                             2012        $13.735      $15.148         4,522
                             2013        $15.148      $16.060         4,951
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.901             0
                             2005        $10.901      $11.427         8,747
                             2006        $11.427      $12.840        11,635
                             2007        $12.840      $13.429         8,536
                             2008        $13.429      $ 9.388         7,263
                             2009        $ 9.388      $11.591         3,618
                             2010        $11.591      $13.523         2,786
                             2011        $13.523      $12.659         1,756
                             2012        $12.659      $13.719         1,537
                             2013        $13.719      $18.255         1,350

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.885         2,342
                             2005        $10.885      $11.015        12,128
                             2006        $11.015      $12.662        15,410
                             2007        $12.662      $12.835        17,301
                             2008        $12.835      $ 7.998        16,008
                             2009        $ 7.998      $ 9.320        14,438
                             2010        $ 9.320      $10.725        13,626
                             2011        $10.725      $ 9.873        13,394
                             2012        $ 9.873      $10.845        13,012
                             2013        $10.845      $14.446        13,982
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.133         1,899
                             2005        $11.133      $11.417         1,252
                             2006        $11.417      $12.073         3,522
                             2007        $12.073      $14.350         3,525
                             2008        $14.350      $ 8.685         2,231
                             2009        $ 8.685      $12.390         2,144
                             2010        $12.390      $14.927         1,563
                             2011        $14.927      $13.161           996
                             2012        $13.161      $14.717           848
                             2013        $14.717      $19.772           712
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.116             0
                             2005        $11.116      $11.791        14,451
                             2006        $11.791      $12.971        18,926
                             2007        $12.971      $12.785        19,789
                             2008        $12.785      $ 7.599        16,315
                             2009        $ 7.599      $ 9.430        12,857
                             2010        $ 9.430      $11.593        12,344
                             2011        $11.593      $10.907         6,821
                             2012        $10.907      $12.244         5,404
                             2013        $12.244      $15.639         3,692
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.264      $12.815        32,900
                             2005        $12.815      $13.172        42,568
                             2006        $13.172      $13.902        27,190
                             2007        $13.902      $15.512        25,341
                             2008        $15.512      $ 8.261        22,420
                             2009        $ 8.261      $11.671        21,278
                             2010        $11.671      $12.485        15,461
                             2011        $12.485      $12.069        13,829
                             2012        $12.069      $13.462        11,695
                             2013        $13.462      $17.077         7,849

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.067      $14.061         2,669
                             2005        $14.061      $14.288         4,276
                             2006        $14.288      $15.525        14,679
                             2007        $15.525      $15.745         4,615
                             2008        $15.745      $ 8.701         4,477
                             2009        $ 8.701      $10.369         4,421
                             2010        $10.369      $11.452         3,991
                             2011        $11.452      $11.267         3,924
                             2012        $11.267      $12.379         2,618
                             2013        $12.379      $13.690            69
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.100             0
                             2005        $10.100      $10.130         4,975
                             2006        $10.130      $10.419         7,029
                             2007        $10.419      $10.628         8,891
                             2008        $10.628      $ 6.346         9,788
                             2009        $ 6.346      $ 6.783         6,458
                             2010        $ 6.783      $ 7.398         1,320
                             2011        $ 7.398      $ 7.826         1,124
                             2012        $ 7.826      $ 8.450         1,073
                             2013        $ 8.450      $ 8.251        12,420
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.364      $14.473         6,909
                             2005        $14.473      $15.886         6,157
                             2006        $15.886      $15.991         6,272
                             2007        $15.991      $16.617         6,129
                             2008        $16.617      $ 8.271         5,990
                             2009        $ 8.271      $10.722         5,444
                             2010        $10.722      $13.363         4,943
                             2011        $13.363      $13.207         4,924
                             2012        $13.207      $15.036         4,884
                             2013        $15.036      $19.987         3,720
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.204      $16.550         7,506
                             2005        $16.550      $18.502         6,736
                             2006        $18.502      $21.284         6,451
                             2007        $21.284      $22.126         6,483
                             2008        $22.126      $12.939         5,579
                             2009        $12.939      $17.673         5,481
                             2010        $17.673      $20.041         4,098
                             2011        $20.041      $17.968         3,817
                             2012        $17.968      $21.299         2,517
                             2013        $21.299      $26.510         2,478

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.111      $12.871        88,223
                             2005        $12.871      $12.929        74,238
                             2006        $12.929      $13.589        82,707
                             2007        $13.589      $14.589        36,810
                             2008        $14.589      $12.227        37,134
                             2009        $12.227      $14.190        32,847
                             2010        $14.190      $15.962        27,788
                             2011        $15.962      $15.747        26,885
                             2012        $15.747      $17.462        29,854
                             2013        $17.462      $17.052        28,548
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.930      $13.780        21,577
                             2005        $13.780      $13.777        23,460
                             2006        $13.777      $14.750        16,166
                             2007        $14.750      $14.387        16,868
                             2008        $14.387      $ 3.021        17,693
                             2009        $ 3.021      $ 3.729        17,581
                             2010        $ 3.729      $ 4.183        13,838
                             2011        $ 4.183      $ 3.995        13,797
                             2012        $ 3.995      $ 4.425             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.607      $13.486        50,350
                             2005        $13.486      $13.977        56,760
                             2006        $13.977      $15.722        55,495
                             2007        $15.722      $16.047        19,774
                             2008        $16.047      $ 9.652        17,859
                             2009        $ 9.652      $12.109        16,715
                             2010        $12.109      $13.746        15,456
                             2011        $13.746      $13.431        11,694
                             2012        $13.431      $15.349        10,038
                             2013        $15.349      $19.773         6,785
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.632      $17.092        19,437
                             2005        $17.092      $18.380        20,427
                             2006        $18.380      $20.656        20,031
                             2007        $20.656      $19.961         9,745
                             2008        $19.961      $12.128         7,120
                             2009        $12.128      $16.271         6,658
                             2010        $16.271      $19.625         5,973
                             2011        $19.625      $18.776         5,951
                             2012        $18.776      $21.654         5,524
                             2013        $21.654      $29.844         4,225

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.416         7,511
                             2010        $12.416      $13.703         6,197
                             2011        $13.703      $13.689         5,850
                             2012        $13.689      $16.006         5,188
                             2013        $16.006      $20.773         4,675
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.057      $12.787        20,321
                             2005        $12.787      $13.035        21,081
                             2006        $13.035      $14.299        21,721
                             2007        $14.299      $14.147        24,341
                             2008        $14.147      $ 8.219        10,588
                             2009        $ 8.219      $10.119         9,516
                             2010        $10.119      $10.992         8,636
                             2011        $10.992      $11.072         8,100
                             2012        $11.072      $12.211         7,021
                             2013        $12.211      $14.134         4,841
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.406      $13.267           682
                             2005        $13.267      $13.910         6,392
                             2006        $13.910      $15.387        15,900
                             2007        $15.387      $15.522        12,456
                             2008        $15.522      $10.144        10,733
                             2009        $10.144      $13.442        10,515
                             2010        $13.442      $15.110        10,092
                             2011        $15.110      $14.748         9,704
                             2012        $14.748      $16.506         8,284
                             2013        $16.506      $19.331           551
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.278      $11.824         1,505
                             2005        $11.842      $13.138         1,161
                             2006        $13.138      $13.237         1,178
                             2007        $13.237      $12.895           267
                             2008        $12.895      $10.480           266
                             2009        $10.480      $12.942           264
                             2010        $12.942      $12.998             0
                             2011        $12.998      $12.590             0
                             2012        $12.590      $15.086             0
                             2013        $15.086      $20.947             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.027      $16.718         8,606
                             2005        $16.718      $17.791         7,763
                             2006        $17.791      $22.152         4,229
                             2007        $22.152      $26.039         3,217
                             2008        $26.039      $17.739           795
                             2009        $17.739      $18.665           372
                             2010        $18.665      $18.629            50
                             2011        $18.629      $17.272            41
                             2012        $17.272      $17.780            43
                             2013        $17.780      $19.834            47
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.476      $14.675        20,919
                             2005        $14.675      $15.136        24,886
                             2006        $15.136      $17.196        52,294
                             2007        $17.196      $15.835        38,371
                             2008        $15.835      $ 9.514        22,441
                             2009        $ 9.514      $12.104        19,715
                             2010        $12.104      $13.569        17,283
                             2011        $13.569      $12.682        13,452
                             2012        $12.682      $14.808        12,052
                             2013        $14.808      $19.691         9,349
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.316      $14.427        39,463
                             2005        $14.427      $14.579        19,564
                             2006        $14.579      $15.793        23,113
                             2007        $15.793      $15.910        13,988
                             2008        $15.910      $11.528         5,824
                             2009        $11.528      $16.969         5,174
                             2010        $16.969      $18.967         4,346
                             2011        $18.967      $18.917         3,781
                             2012        $18.917      $21.507         3,321
                             2013        $21.507      $22.735         3,086
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.420      $10.665        71,620
                             2005        $10.665      $10.700        66,840
                             2006        $10.700      $10.962        98,943
                             2007        $10.962      $11.304        48,140
                             2008        $11.304      $ 8.428        19,124
                             2009        $ 8.428      $12.115        25,578
                             2010        $12.115      $13.046        23,457
                             2011        $13.046      $13.426        19,204
                             2012        $13.426      $14.572        17,569
                             2013        $14.572      $14.549        14,035
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.353      $15.207            18
                             2005        $15.207      $16.724        12,843
                             2006        $16.724      $20.935        15,309
                             2007        $20.935      $22.233        14,793
                             2008        $22.233      $12.213         8,644
                             2009        $12.213      $14.918         8,229
                             2010        $14.918      $16.088         7,476
                             2011        $16.088      $13.098         7,235
                             2012        $13.098      $15.650         7,003
                             2013        $15.650      $19.644         4,750

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.964      $14.312         5,738
                             2005        $14.312      $15.263         7,194
                             2006        $15.263      $17.045        22,375
                             2007        $17.045      $15.841        12,134
                             2008        $15.841      $ 9.385         7,834
                             2009        $ 9.385      $12.034         6,793
                             2010        $12.034      $13.436         6,062
                             2011        $13.436      $13.175         5,498
                             2012        $13.175      $15.085         5,488
                             2013        $15.085      $19.978         4,278
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.832      $ 9.699        89,195
                             2005        $ 9.699      $ 9.748        83,543
                             2006        $ 9.748      $ 9.974        79,677
                             2007        $ 9.974      $10.242        25,064
                             2008        $10.242      $10.296        23,399
                             2009        $10.296      $10.112        23,755
                             2010        $10.112      $ 9.915        23,127
                             2011        $ 9.915      $ 9.719        19,782
                             2012        $ 9.719      $ 9.526        19,959
                             2013        $ 9.526      $ 9.337        19,618
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.467      $14.560        11,602
                             2005        $14.560      $15.698         6,151
                             2006        $15.698      $16.704           771
                             2007        $16.704      $17.309             0
                             2008        $17.309      $10.391             0
                             2009        $10.391      $13.457             0
                             2010        $13.457      $15.769           390
                             2011        $15.769      $14.670           382
                             2012        $14.670      $16.787           374
                             2013        $16.787      $22.449           317
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.542      $16.452        29,540
                             2005        $16.452      $17.076        33,871
                             2006        $17.076      $19.417        31,054
                             2007        $19.417      $18.098         9,686
                             2008        $18.098      $ 9.798         8,408
                             2009        $ 9.798      $ 9.221             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.067      $13.776         6,581
                             2005        $13.776      $14.179         5,774
                             2006        $14.179      $15.470         3,309
                             2007        $15.470      $15.245         3,298
                             2008        $15.245      $ 9.182         2,933
                             2009        $ 9.182      $11.986         2,906
                             2010        $11.986      $13.671         2,878
                             2011        $13.671      $13.166         2,854
                             2012        $13.166      $15.215         2,822
                             2013        $15.215      $19.888         2,799
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.532      $15.731        10,137
                             2005        $15.731      $17.292        12,080
                             2006        $17.292      $17.873         8,564
                             2007        $17.873      $18.183         5,418
                             2008        $18.183      $ 9.704         5,434
                             2009        $ 9.704      $13.196           939
                             2010        $13.196      $15.036             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.371      $12.735        30,332
                             2005        $12.735      $13.193        30,606
                             2006        $13.193      $13.634        22,361
                             2007        $13.634      $14.099        20,262
                             2008        $14.099      $ 8.701        12,506
                             2009        $ 8.701      $13.977         9,769
                             2010        $13.977      $16.548         9,176
                             2011        $16.548      $13.324        10,013
                             2012        $13.324      $14.917        10,067
                             2013        $14.917      $21.013         8,880
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.844      $14.936         3,012
                             2005        $14.936      $16.416         3,739
                             2006        $16.416      $17.828         4,844
                             2007        $17.828      $18.589         4,751
                             2008        $18.589      $15.490         3,838
                             2009        $15.490      $19.753         3,675
                             2010        $19.753      $21.246         1,785
                             2011        $21.246      $22.258         1,586
                             2012        $22.258      $25.714         1,019
                             2013        $25.714      $22.995           715
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.052         1,297
                             2005        $11.052      $12.131         9,050
                             2006        $12.131      $14.447        10,213
                             2007        $14.447      $15.543        10,342
                             2008        $15.543      $10.825        10,339
                             2009        $10.825      $13.746         7,574
                             2010        $13.746      $15.365         7,441
                             2011        $15.365      $16.423         3,188
                             2012        $16.423      $18.605         2,971
                             2013        $18.605      $21.820         2,715

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.734        4,263
                             2005        $10.734      $12.174        3,837
                             2006        $12.174      $12.422        3,936
                             2007        $12.422      $14.840        3,418
                             2008        $14.840      $ 7.390        4,165
                             2009        $ 7.390      $11.992        3,511
                             2010        $11.992      $14.441        2,092
                             2011        $14.441      $13.758        1,787
                             2012        $13.758      $15.422        1,687
                             2013        $15.422      $22.381        1,346
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.709            0
                             2005        $10.709      $12.121            0
                             2006        $12.121      $12.333            0
                             2007        $12.333      $14.705          110
                             2008        $14.705      $ 7.300          110
                             2009        $ 7.300      $11.816          110
                             2010        $11.816      $14.199          110
                             2011        $14.199      $13.494          351
                             2012        $13.494      $15.083          351
                             2013        $15.083      $21.839          351
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.806        3,214
                             2007        $ 9.806      $11.783        4,159
                             2008        $11.783      $ 6.142        3,584
                             2009        $ 6.142      $ 9.473        4,586
                             2010        $ 9.473      $12.280        2,702
                             2011        $12.280      $11.173        2,545
                             2012        $11.173      $11.880        1,388
                             2013        $11.880      $16.008        1,192
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.556      $15.804        1,565
                             2005        $15.804      $17.487        2,938
                             2006        $17.487      $19.168        2,880
                             2007        $19.168      $19.341        2,885
                             2008        $19.341      $11.291        3,076
                             2009        $11.291      $16.228        3,283
                             2010        $16.228      $20.129          726
                             2011        $20.129      $18.010          672
                             2012        $18.010      $20.247          575
                             2013        $20.247      $33.999            8

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.479      $19.310        14,641
                             2005        $19.310      $22.098        15,448
                             2006        $22.098      $29.818        16,730
                             2007        $29.818      $24.174        16,898
                             2008        $24.174      $14.676         6,298
                             2009        $14.676      $18.482         4,460
                             2010        $18.482      $23.463         3,298
                             2011        $23.463      $24.299         3,197
                             2012        $24.299      $27.535         3,040
                             2013        $27.535      $27.459         2,803
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.855         8,235
                             2005        $ 9.855      $ 9.894         5,869
                             2006        $ 9.894      $10.102         4,942
                             2007        $10.102      $10.341         4,597
                             2008        $10.341      $10.317         6,991
                             2009        $10.317      $10.119             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.85


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.238          0
                             2007        $10.238      $11.764          0
                             2008        $11.764      $ 6.604          0
                             2009        $ 6.604      $ 8.764          0
                             2010        $ 8.764      $10.038          0
                             2011        $10.038      $ 9.560          0
                             2012        $ 9.560      $10.876          0
                             2013        $10.876      $13.952          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.429          0
                             2007        $10.429      $11.076          0
                             2008        $11.076      $ 8.119          0
                             2009        $ 8.119      $ 9.859          0
                             2010        $ 9.859      $10.869          0
                             2011        $10.869      $10.603          0
                             2012        $10.603      $11.589          0
                             2013        $11.589      $12.851          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.459          0
                             2007        $10.459      $11.266          0
                             2008        $11.266      $ 7.416          0
                             2009        $ 7.416      $ 9.338          0
                             2010        $ 9.338      $10.459          0
                             2011        $10.459      $10.119          0
                             2012        $10.119      $11.207          0
                             2013        $11.207      $12.695          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.468          0
                             2007        $10.468      $11.389          0
                             2008        $11.389      $ 6.898          0
                             2009        $ 6.898      $ 8.864          0
                             2010        $ 8.864      $10.063          0
                             2011        $10.063      $ 9.579          0
                             2012        $ 9.579      $10.808          0
                             2013        $10.808      $12.854          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.320          0
                             2007        $10.320      $10.707          0
                             2008        $10.707      $ 9.366          0
                             2009        $ 9.366      $10.518          0
                             2010        $10.518      $11.051          0
                             2011        $11.051      $10.976          0
                             2012        $10.976      $11.424          0
                             2013        $11.424      $11.774          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.716          0
                             2007        $ 9.716      $11.640          0
                             2008        $11.640      $ 6.297          0
                             2009        $ 6.297      $ 8.909          0
                             2010        $ 8.909      $10.453          0
                             2011        $10.453      $10.286          0
                             2012        $10.286      $11.907          0
                             2013        $11.907      $15.702          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.791          0
                             2007        $10.791      $11.117          0
                             2008        $11.117      $ 6.843          0
                             2009        $ 6.843      $ 8.467          0
                             2010        $ 8.467      $ 9.516          0
                             2011        $ 9.516      $ 9.488          0
                             2012        $ 9.488      $10.747          0
                             2013        $10.747      $13.888          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.848          0
                             2007        $ 9.848      $11.126          0
                             2008        $11.126      $ 6.582          0
                             2009        $ 6.582      $ 9.011          0
                             2010        $ 9.011      $11.349          0
                             2011        $11.349      $ 9.911          0
                             2012        $ 9.911      $11.123          0
                             2013        $11.123      $14.804          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.351      $14.467            0
                             2005        $14.467      $14.671            0
                             2006        $14.671      $16.781            0
                             2007        $16.781      $15.827            0
                             2008        $15.827      $10.055            0
                             2009        $10.055      $12.465            0
                             2010        $12.465      $14.248            0
                             2011        $14.248      $14.294            0
                             2012        $14.294      $15.714            0
                             2013        $15.714      $19.951            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.206            0
                             2005        $11.206      $11.154            0
                             2006        $11.154      $12.920            0
                             2007        $12.920      $13.131            0
                             2008        $13.131      $ 9.048            0
                             2009        $ 9.048      $12.019            0
                             2010        $12.019      $13.266            0
                             2011        $13.266      $13.306            0
                             2012        $13.306      $14.683            0
                             2013        $14.683      $16.388            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.513            0
                             2005        $10.513      $10.409        2,454
                             2006        $10.409      $11.308        2,445
                             2007        $11.308      $11.766        2,425
                             2008        $11.766      $ 7.546        2,454
                             2009        $ 7.546      $ 9.590        2,431
                             2010        $ 9.590      $10.483        2,431
                             2011        $10.483      $10.115        2,427
                             2012        $10.115      $11.134        2,423
                             2013        $11.134      $14.030        2,374
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.518      $17.599            0
                             2005        $17.599      $18.753          165
                             2006        $18.753      $21.491          156
                             2007        $21.491      $20.549          167
                             2008        $20.549      $13.483          176
                             2009        $13.483      $17.059          170
                             2010        $17.059      $21.428          150
                             2011        $21.428      $20.202          156
                             2012        $20.202      $23.428          149
                             2013        $23.428      $31.267          131

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.497      $16.923            0
                             2005        $16.923      $17.372            0
                             2006        $17.372      $18.498            0
                             2007        $18.498      $20.156            0
                             2008        $20.156      $11.353            0
                             2009        $11.353      $15.968            0
                             2010        $15.968      $19.964            0
                             2011        $19.964      $18.613            0
                             2012        $18.613      $20.210            0
                             2013        $20.210      $27.352            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.221            0
                             2005        $10.221      $10.254          927
                             2006        $10.254      $10.449          923
                             2007        $10.449      $10.911          919
                             2008        $10.911      $11.500          914
                             2009        $11.500      $11.614          909
                             2010        $11.614      $11.978          905
                             2011        $11.978      $12.401          900
                             2012        $12.401      $12.376          896
                             2013        $12.376      $11.853          892
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.985            0
                             2007        $10.985      $12.034            0
                             2008        $12.034      $ 8.434            0
                             2009        $ 8.434      $10.189            0
                             2010        $10.189      $11.174            0
                             2011        $11.174      $10.623            0
                             2012        $10.623      $11.796            0
                             2013        $11.796      $14.746            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.648      $13.955        6,748
                             2005        $13.955      $15.114        6,711
                             2006        $15.114      $17.528        6,674
                             2007        $17.528      $17.766        6,638
                             2008        $17.766      $10.945        6,598
                             2009        $10.945      $13.515        6,538
                             2010        $13.515      $14.721        4,804
                             2011        $14.721      $14.271        2,937
                             2012        $14.271      $15.971          673
                             2013        $15.971      $20.066          190

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.823      $20.552        2,921
                             2005        $20.552      $25.657        2,905
                             2006        $25.657      $32.195        2,889
                             2007        $32.195      $40.613        2,873
                             2008        $40.613      $18.815        2,856
                             2009        $18.815      $31.811        2,830
                             2010        $31.811      $36.643        2,079
                             2011        $36.643      $30.204        1,271
                             2012        $30.204      $33.481          291
                             2013        $33.481      $32.495           82
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.557      $15.741            0
                             2005        $15.741      $16.989          182
                             2006        $16.989      $20.213          166
                             2007        $20.213      $22.859          150
                             2008        $22.859      $13.350          174
                             2009        $13.350      $17.922          165
                             2010        $17.922      $19.033          171
                             2011        $19.033      $16.663          189
                             2012        $16.663      $19.298          181
                             2013        $19.298      $23.247          176
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.849      $14.442            0
                             2005        $14.442      $13.713            0
                             2006        $13.713      $15.149            0
                             2007        $15.149      $16.471            0
                             2008        $16.471      $17.137            0
                             2009        $17.137      $19.924            0
                             2010        $19.924      $22.337            0
                             2011        $22.337      $21.692            0
                             2012        $21.692      $24.450            0
                             2013        $24.450      $24.341            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.702      $12.240            0
                             2005        $12.240      $12.907            0
                             2006        $12.907      $12.976            0
                             2007        $12.976      $14.826            0
                             2008        $14.826      $ 7.390            0
                             2009        $ 7.390      $11.991            0
                             2010        $11.991      $14.045            0
                             2011        $14.045      $12.880            0
                             2012        $12.880      $14.307            0
                             2013        $14.307      $19.592            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.272           0
                             2005        $11.272      $12.402           0
                             2006        $12.402      $14.664           0
                             2007        $14.664      $15.490           0
                             2008        $15.490      $ 8.909           0
                             2009        $ 8.909      $12.149           0
                             2010        $12.149      $14.548           0
                             2011        $14.548      $14.383           0
                             2012        $14.383      $16.527           0
                             2013        $16.527      $21.738           0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.265           0
                             2005        $11.265      $12.377           0
                             2006        $12.377      $14.626           0
                             2007        $14.626      $15.435           0
                             2008        $15.435      $ 8.857           0
                             2009        $ 8.857      $12.074           0
                             2010        $12.074      $14.451           0
                             2011        $14.451      $14.274           0
                             2012        $14.274      $16.370           0
                             2013        $16.370      $21.477           0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.309           0
                             2005        $11.309      $11.534         268
                             2006        $11.534      $13.112         256
                             2007        $13.112      $12.544         273
                             2008        $12.544      $ 7.889         298
                             2009        $ 7.889      $ 9.923         294
                             2010        $ 9.923      $11.246         288
                             2011        $11.246      $10.785         292
                             2012        $10.785      $12.564         278
                             2013        $12.564      $16.696         246
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.933           0
                             2005        $10.933      $11.501           0
                             2006        $11.501      $12.684           0
                             2007        $12.684      $12.842           0
                             2008        $12.842      $ 9.726           0
                             2009        $ 9.726      $11.671           0
                             2010        $11.671      $12.808           0
                             2011        $12.808      $12.384           0
                             2012        $12.384      $13.634           0
                             2013        $13.634      $16.680           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.314      $14.884        6,505
                             2005        $14.884      $15.998        6,662
                             2006        $15.998      $18.176        6,618
                             2007        $18.176      $18.253        6,586
                             2008        $18.253      $12.121        6,554
                             2009        $12.121      $14.736        6,500
                             2010        $14.736      $16.196        4,830
                             2011        $16.196      $15.507        3,034
                             2012        $15.507      $17.369          849
                             2013        $17.369      $22.761          363
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.096            0
                             2005        $11.096      $12.078            0
                             2006        $12.078      $12.415            0
                             2007        $12.415      $14.300            0
                             2008        $14.300      $ 7.447            0
                             2009        $ 7.447      $11.408            0
                             2010        $11.408      $14.224            0
                             2011        $14.224      $12.630            0
                             2012        $12.630      $13.810            0
                             2013        $13.810      $18.480            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.351            0
                             2005        $10.351      $10.273          301
                             2006        $10.273      $11.003          305
                             2007        $11.003      $11.444          299
                             2008        $11.444      $ 9.244          251
                             2009        $ 9.244      $12.163          242
                             2010        $12.163      $13.382          242
                             2011        $13.382      $13.685          230
                             2012        $13.685      $15.085          231
                             2013        $15.085      $15.985          256
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.899            0
                             2005        $10.899      $11.420        1,724
                             2006        $11.420      $12.826        1,716
                             2007        $12.826      $13.407        1,709
                             2008        $13.407      $ 9.368        1,699
                             2009        $ 9.368      $11.560        1,690
                             2010        $11.560      $13.480        1,681
                             2011        $13.480      $12.612        1,673
                             2012        $12.612      $13.662        1,665
                             2013        $13.662      $18.169        1,658

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.884            0
                             2005        $10.884      $11.008            0
                             2006        $11.008      $12.647            0
                             2007        $12.647      $12.814            0
                             2008        $12.814      $ 7.980            0
                             2009        $ 7.980      $ 9.295            0
                             2010        $ 9.295      $10.691            0
                             2011        $10.691      $ 9.836            0
                             2012        $ 9.836      $10.800            0
                             2013        $10.800      $14.378            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.132            0
                             2005        $11.132      $11.409            0
                             2006        $11.409      $12.060            0
                             2007        $12.060      $14.326            0
                             2008        $14.326      $ 8.666            0
                             2009        $ 8.666      $12.357            0
                             2010        $12.357      $14.880            0
                             2011        $14.880      $13.112            0
                             2012        $13.112      $14.655            0
                             2013        $14.655      $19.679            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.115            0
                             2005        $11.115      $11.784          680
                             2006        $11.784      $12.956          675
                             2007        $12.956      $12.764          683
                             2008        $12.764      $ 7.582          725
                             2009        $ 7.582      $ 9.405          719
                             2010        $ 9.405      $11.556          687
                             2011        $11.556      $10.866          695
                             2012        $10.866      $12.192          690
                             2013        $12.192      $15.565          666
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.260      $12.805        3,493
                             2005        $12.805      $13.154        3,709
                             2006        $13.154      $13.876        3,697
                             2007        $13.876      $15.475        3,657
                             2008        $15.475      $ 8.237        3,700
                             2009        $ 8.237      $11.632        3,635
                             2010        $11.632      $12.437        2,746
                             2011        $12.437      $12.016        1,782
                             2012        $12.016      $13.395          609
                             2013        $13.395      $16.984          340

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.055      $14.041        3,217
                             2005        $14.041      $14.261        3,199
                             2006        $14.261      $15.487        3,182
                             2007        $15.487      $15.699        3,164
                             2008        $15.699      $ 8.671        3,145
                             2009        $ 8.671      $10.328        3,117
                             2010        $10.328      $11.401        2,290
                             2011        $11.401      $11.211        1,400
                             2012        $11.211      $12.311          321
                             2013        $12.311      $13.608           91
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.099            0
                             2005        $10.099      $10.124          938
                             2006        $10.124      $10.407          934
                             2007        $10.407      $10.611          930
                             2008        $10.611      $ 6.333          924
                             2009        $ 6.333      $ 6.765          920
                             2010        $ 6.765      $ 7.374          915
                             2011        $ 7.374      $ 7.797          910
                             2012        $ 7.797      $ 8.415          906
                             2013        $ 8.415      $ 8.212          903
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.353      $14.452            0
                             2005        $14.452      $15.855            0
                             2006        $15.855      $15.952            0
                             2007        $15.952      $16.568            0
                             2008        $16.568      $ 8.243            0
                             2009        $ 8.243      $10.679            0
                             2010        $10.679      $13.303            0
                             2011        $13.303      $13.141            0
                             2012        $13.141      $14.954            0
                             2013        $14.954      $19.867            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.191      $16.526            0
                             2005        $16.526      $18.467            0
                             2006        $18.467      $21.232            0
                             2007        $21.232      $22.062            0
                             2008        $22.062      $12.895            0
                             2009        $12.895      $17.603            0
                             2010        $17.603      $19.952            0
                             2011        $19.952      $17.879            0
                             2012        $17.879      $21.183            0
                             2013        $21.183      $26.352            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.100      $12.853            0
                             2005        $12.853      $12.904          480
                             2006        $12.904      $13.556          496
                             2007        $13.556      $14.546          471
                             2008        $14.546      $12.185          380
                             2009        $12.185      $14.134          416
                             2010        $14.134      $15.891          409
                             2011        $15.891      $15.669          402
                             2012        $15.669      $17.367          402
                             2013        $17.367      $16.950          483
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.919      $13.760            0
                             2005        $13.760      $13.751            0
                             2006        $13.751      $14.714            0
                             2007        $14.714      $14.345            0
                             2008        $14.345      $ 3.011            0
                             2009        $ 3.011      $ 3.715            0
                             2010        $ 3.715      $ 4.164            0
                             2011        $ 4.164      $ 3.975            0
                             2012        $ 3.975      $ 4.401            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.596      $13.467            0
                             2005        $13.467      $13.951          665
                             2006        $13.951      $15.684          643
                             2007        $15.684      $16.000          642
                             2008        $16.000      $ 9.619          734
                             2009        $ 9.619      $12.061          725
                             2010        $12.061      $13.685          710
                             2011        $13.685      $13.364          707
                             2012        $13.364      $15.265          685
                             2013        $15.265      $19.655          627
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.619      $17.068        3,096
                             2005        $17.068      $18.345        3,248
                             2006        $18.345      $20.606        3,225
                             2007        $20.606      $19.903        3,218
                             2008        $19.903      $12.087        3,226
                             2009        $12.087      $16.207        3,179
                             2010        $16.207      $19.537        2,369
                             2011        $19.537      $18.683        1,516
                             2012        $18.683      $21.535          471
                             2013        $21.535      $29.666          226

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.367        1,652
                             2010        $12.367      $13.642        1,644
                             2011        $13.642      $13.621        1,628
                             2012        $13.621      $15.918          219
                             2013        $15.918      $20.649          199
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.046      $17.769        3,389
                             2005        $12.769      $13.010        3,370
                             2006        $13.010      $14.264        3,351
                             2007        $14.264      $14.105        3,333
                             2008        $14.105      $ 8.190        3,313
                             2009        $ 8.190      $10.079        3,283
                             2010        $10.079      $10.943        2,412
                             2011        $10.943      $11.017        1,475
                             2012        $11.017      $12.144          338
                             2013        $12.144      $14.049           95
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.395      $13.248            0
                             2005        $13.248      $13.883          698
                             2006        $13.883      $15.350          695
                             2007        $15.350      $15.477          692
                             2008        $15.477      $10.109          688
                             2009        $10.109      $13.389          685
                             2010        $13.389      $15.043          681
                             2011        $15.043      $14.675          678
                             2012        $14.675      $16.416          675
                             2013        $16.416      $19.216          672
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.268      $11.825        3,536
                             2005        $11.825      $13.113        3,517
                             2006        $13.113      $13.205        3,497
                             2007        $13.205      $12.857        3,478
                             2008        $12.857      $10.444        3,458
                             2009        $10.444      $12.891        3,426
                             2010        $12.891      $12.940        2,517
                             2011        $12.940      $12.527        1,539
                             2012        $12.527      $15.004          353
                             2013        $15.004      $20.822          100

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.015      $16.694            0
                             2005        $16.694      $17.757            0
                             2006        $17.757      $22.099            0
                             2007        $22.099      $25.963            0
                             2008        $25.963      $17.678            0
                             2009        $17.678      $18.591            0
                             2010        $18.591      $18.546            0
                             2011        $18.546      $17.186            0
                             2012        $17.186      $17.683            0
                             2013        $17.683      $19.716            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.464      $14.655          626
                             2005        $14.655      $15.107          622
                             2006        $15.107      $17.155          619
                             2007        $17.155      $15.788          616
                             2008        $15.788      $ 9.481          610
                             2009        $ 9.481      $12.056          606
                             2010        $12.056      $13.508          602
                             2011        $13.508      $12.619          597
                             2012        $12.619      $14.727            0
                             2013        $14.727      $19.574            0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.304      $14.407          921
                             2005        $14.407      $14.551        1,243
                             2006        $14.551      $15.755        1,236
                             2007        $15.755      $15.863        1,230
                             2008        $15.863      $11.488        1,220
                             2009        $11.488      $16.902        1,212
                             2010        $16.902      $18.882        1,204
                             2011        $18.882      $18.823        1,196
                             2012        $18.823      $21.390          316
                             2013        $21.390      $22.599          315
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.411      $10.650        4,037
                             2005        $10.650      $10.680        4,593
                             2006        $10.680      $10.936        4,604
                             2007        $10.936      $11.271        1,739
                             2008        $11.271      $ 8.399        1,675
                             2009        $ 8.399      $12.067        1,601
                             2010        $12.067      $12.988        1,606
                             2011        $12.988      $13.360        1,569
                             2012        $13.360      $14.492          481
                             2013        $14.492      $14.462          565
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.341      $15.186          969
                             2005        $15.186      $16.692        1,850
                             2006        $16.692      $20.885        1,840
                             2007        $20.885      $22.168        1,831
                             2008        $22.168      $12.171        1,818
                             2009        $12.171      $14.860        1,806
                             2010        $14.860      $16.016        1,796
                             2011        $16.016      $13.033        1,785
                             2012        $13.033      $15.564          856
                             2013        $15.564      $19.527          853

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.952      $14.292            0
                             2005        $14.292      $15.234            0
                             2006        $15.234      $17.003            0
                             2007        $17.003      $15.794            0
                             2008        $15.794      $ 9.353            0
                             2009        $ 9.353      $11.986            0
                             2010        $11.986      $13.376            0
                             2011        $13.376      $13.109            0
                             2012        $13.109      $15.003            0
                             2013        $15.003      $19.859            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.823      $ 9.686            0
                             2005        $ 9.686      $ 9.729        1,121
                             2006        $ 9.729      $ 9.950        1,158
                             2007        $ 9.950      $10.212        1,152
                             2008        $10.212      $10.261          929
                             2009        $10.261      $10.072        1,060
                             2010        $10.072      $ 9.870        1,129
                             2011        $ 9.870      $ 9.671        1,122
                             2012        $ 9.671      $ 9.474        1,205
                             2013        $ 9.474      $ 9.282        6,903
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.455      $14.539            0
                             2005        $14.539      $15.668            0
                             2006        $15.668      $16.663            0
                             2007        $16.663      $17.258            0
                             2008        $17.258      $10.355            0
                             2009        $10.355      $13.404            0
                             2010        $13.404      $15.699            0
                             2011        $15.699      $14.597            0
                             2012        $14.597      $16.695            0
                             2013        $16.695      $22.315            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.529      $16.429        1,463
                             2005        $16.429      $17.043        1,637
                             2006        $17.043      $19.370        1,621
                             2007        $19.370      $18.045        1,629
                             2008        $18.045      $ 9.765        1,667
                             2009        $ 9.765      $ 9.189            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.055      $13.756            0
                             2005        $13.756      $14.152            0
                             2006        $14.152      $15.432            0
                             2007        $15.432      $15.200            0
                             2008        $15.200      $ 9.150            0
                             2009        $ 9.150      $11.938            0
                             2010        $11.938      $13.610            0
                             2011        $13.610      $13.100            0
                             2012        $13.100      $15.132            0
                             2013        $15.132      $19.769            0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.520      $15.709            0
                             2005        $15.709      $17.259            0
                             2006        $17.259      $17.830            0
                             2007        $17.830      $18.129            0
                             2008        $18.129      $ 9.671            0
                             2009        $ 9.671      $13.144            0
                             2010        $13.144      $14.971            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.360      $12.717        1,299
                             2005        $12.717      $13.168        1,292
                             2006        $13.168      $13.601        1,285
                             2007        $13.601      $14.058        1,278
                             2008        $14.058      $ 8.671        1,267
                             2009        $ 8.671      $13.922        1,257
                             2010        $13.922      $16.474        1,249
                             2011        $16.474      $13.258        1,240
                             2012        $13.258      $14.835            0
                             2013        $14.835      $20.887            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.831      $14.915            0
                             2005        $14.915      $16.385            0
                             2006        $16.385      $17.785            0
                             2007        $17.785      $18.535            0
                             2008        $18.535      $15.437            0
                             2009        $15.437      $19.675            0
                             2010        $19.675      $21.152            0
                             2011        $21.152      $22.148            0
                             2012        $22.148      $25.573            0
                             2013        $25.573      $22.858            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.047          0
                             2005        $11.047      $12.118          0
                             2006        $12.118      $14.425          0
                             2007        $14.425      $15.511          0
                             2008        $15.511      $10.797          0
                             2009        $10.797      $13.704          0
                             2010        $13.704      $15.310          0
                             2011        $15.310      $16.356          0
                             2012        $16.356      $18.519          0
                             2013        $18.519      $21.709          0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.730          0
                             2005        $10.730      $12.164          0
                             2006        $12.164      $12.405          0
                             2007        $12.405      $14.813          0
                             2008        $14.813      $ 7.373          0
                             2009        $ 7.373      $11.957          0
                             2010        $11.957      $14.391          0
                             2011        $14.391      $13.704          0
                             2012        $13.704      $15.354          0
                             2013        $15.354      $22.271          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.705          0
                             2005        $10.705      $12.111          0
                             2006        $12.111      $12.316          0
                             2007        $12.316      $14.677          0
                             2008        $14.677      $ 7.282          0
                             2009        $ 7.282      $11.781          0
                             2010        $11.781      $14.151          0
                             2011        $14.151      $13.441          0
                             2012        $13.441      $15.017          0
                             2013        $15.017      $21.731          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.803          0
                             2007        $ 9.803      $11.773          0
                             2008        $11.773      $ 6.133          0
                             2009        $ 6.133      $ 9.455          0
                             2010        $ 9.455      $12.251          0
                             2011        $12.251      $11.140          0
                             2012        $11.140      $11.839          0
                             2013        $11.839      $15.945          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.552      $15.791          0
                             2005        $15.791      $17.463          0
                             2006        $17.463      $19.132          0
                             2007        $19.132      $19.295          0
                             2008        $19.295      $11.258          0
                             2009        $11.258      $16.173          0
                             2010        $16.173      $20.051          0
                             2011        $20.051      $17.930          0
                             2012        $17.930      $20.147          0
                             2013        $20.147      $33.814          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.466      $19.283          0
                             2005        $19.283      $22.055          0
                             2006        $22.055      $29.746          0
                             2007        $29.746      $24.103          0
                             2008        $24.103      $14.625          0
                             2009        $14.625      $18.409          0
                             2010        $18.409      $23.358          0
                             2011        $23.358      $24.178          0
                             2012        $24.178      $27.384          0
                             2013        $27.384      $27.295          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.850          0
                             2005        $ 9.850      $ 9.884          0
                             2006        $ 9.884      $10.086          0
                             2007        $10.086      $10.320          0
                             2008        $10.320      $10.290          0
                             2009        $10.290      $10.089          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION OR WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                INCREASE) OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.9


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.235            0
                             2007        $10.235      $11.754            0
                             2008        $11.754      $ 6.595        2,125
                             2009        $ 6.595      $ 8.747        3,810
                             2010        $ 8.747      $10.014        2,004
                             2011        $10.014      $ 9.532        7,051
                             2012        $ 9.532      $10.839        1,988
                             2013        $10.839      $13.897        1,989
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.426            0
                             2007        $10.426      $11.066            0
                             2008        $11.066      $ 8.108            0
                             2009        $ 8.108      $ 9.840        9,466
                             2010        $ 9.840      $10.843        9,406
                             2011        $10.843      $10.572        9,350
                             2012        $10.572      $11.549        9,293
                             2013        $11.549      $12.800        2,387
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.455            0
                             2007        $10.455      $11.256            0
                             2008        $11.256      $ 7.406        2,954
                             2009        $ 7.406      $ 9.321        3,125
                             2010        $ 9.321      $10.434        3,261
                             2011        $10.434      $10.089        3,382
                             2012        $10.089      $11.169        3,484
                             2013        $11.169      $12.646        3,586

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.464             0
                             2007        $10.464      $11.380             0
                             2008        $11.380      $ 6.888             0
                             2009        $ 6.888      $ 8.847             0
                             2010        $ 8.847      $10.039             0
                             2011        $10.039      $ 9.552             0
                             2012        $ 9.552      $10.771             0
                             2013        $10.771      $12.804             0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.317             0
                             2007        $10.317      $10.698             0
                             2008        $10.698      $ 9.353             0
                             2009        $ 9.353      $10.498             0
                             2010        $10.498      $11.024             0
                             2011        $11.024      $10.944             0
                             2012        $10.944      $11.386             0
                             2013        $11.386      $11.728             0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.713             0
                             2007        $ 9.713      $11.630         7,981
                             2008        $11.630      $ 6.289         8,981
                             2009        $ 6.289      $ 8.893         6,275
                             2010        $ 8.893      $10.428         3,273
                             2011        $10.428      $10.257         8,194
                             2012        $10.257      $11.867             0
                             2013        $11.867      $15.640             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.787             0
                             2007        $10.787      $11.107             0
                             2008        $11.107      $ 6.834         7,561
                             2009        $ 6.834      $ 8.451         8,253
                             2010        $ 8.451      $ 9.493         8,776
                             2011        $ 9.493      $ 9.461         9,161
                             2012        $ 9.461      $10.711        17,468
                             2013        $10.711      $13.833        14,310
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.845             0
                             2007        $ 9.845      $11.116         2,834
                             2008        $11.116      $ 6.573           775
                             2009        $ 6.573      $ 8.994         3,150
                             2010        $ 8.994      $11.322         6,520
                             2011        $11.322      $ 9.883         1,607
                             2012        $ 9.883      $11.085         1,597
                             2013        $11.085      $14.746         1,589

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.343      $14.451        49,454
                             2005        $14.451      $14.647        53,501
                             2006        $14.647      $16.745        52,632
                             2007        $16.745      $15.785        37,088
                             2008        $15.785      $10.023        30,862
                             2009        $10.023      $12.420        22,896
                             2010        $12.420      $14.188        21,941
                             2011        $14.188      $14.227        16,930
                             2012        $14.227      $15.632        15,259
                             2013        $15.632      $19.837        14,194
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.202             0
                             2005        $11.202      $11.145            88
                             2006        $11.145      $12.903             0
                             2007        $12.903      $13.106             0
                             2008        $13.106      $ 9.027           917
                             2009        $ 9.027      $11.984         3,517
                             2010        $11.984      $13.221         4,761
                             2011        $13.221      $13.254         4,939
                             2012        $13.254      $14.618         3,015
                             2013        $14.618      $16.308         2,885
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.512             9
                             2005        $10.512      $10.402         8,403
                             2006        $10.402      $11.295         5,442
                             2007        $11.295      $11.747         9,443
                             2008        $11.747      $ 7.530         6,668
                             2009        $ 7.530      $ 9.564         6,433
                             2010        $ 9.564      $10.450         6,243
                             2011        $10.450      $10.078         5,917
                             2012        $10.078      $11.087         5,689
                             2013        $11.087      $13.964         5,391
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.509      $17.579        12,868
                             2005        $17.579      $18.722        17,616
                             2006        $18.722      $21.445        17,351
                             2007        $21.445      $20.495        12,647
                             2008        $20.495      $13.440        11,893
                             2009        $13.440      $16.996        10,386
                             2010        $16.996      $21.338         8,837
                             2011        $21.338      $20.107         9,537
                             2012        $20.107      $23.306         7,903
                             2013        $23.306      $31.088         9,216

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.487      $16.904         2,397
                             2005        $16.904      $17.344         2,536
                             2006        $17.344      $18.459         1,965
                             2007        $18.459      $20.102         1,601
                             2008        $20.102      $11.317         1,622
                             2009        $11.317      $15.909         1,012
                             2010        $15.909      $19.880           962
                             2011        $19.880      $18.525           938
                             2012        $18.525      $20.105           884
                             2013        $20.105      $27.196           506
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.218           119
                             2005        $10.218      $10.245           119
                             2006        $10.245      $10.435           125
                             2007        $10.435      $10.891           133
                             2008        $10.891      $11.472         3,982
                             2009        $11.472      $11.580         1,502
                             2010        $11.580      $11.937         1,727
                             2011        $11.937      $12.352         1,646
                             2012        $12.352      $12.322         1,559
                             2013        $12.322      $11.794         1,505
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.981             0
                             2007        $10.981      $12.024             0
                             2008        $12.024      $ 8.423         3,172
                             2009        $ 8.423      $10.169         2,568
                             2010        $10.169      $11.148           946
                             2011        $11.148      $10.592           941
                             2012        $10.592      $11.756           936
                             2013        $11.756      $14.689           931
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.640      $13.939        33,153
                             2005        $13.939      $15.089        12,549
                             2006        $15.089      $17.490        12,785
                             2007        $17.490      $17.719        11,348
                             2008        $17.719      $10.910        13,983
                             2009        $10.910      $13.465        13,587
                             2010        $13.465      $14.660        11,656
                             2011        $14.660      $14.204        10,084
                             2012        $14.204      $15.887         8,202
                             2013        $15.887      $19.952         7,589

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.813      $20.529         2,488
                             2005        $20.529      $25.615         4,085
                             2006        $25.615      $32.126         5,144
                             2007        $32.126      $40.505         7,701
                             2008        $40.505      $18.755         7,085
                             2009        $18.755      $31.694         6,471
                             2010        $31.694      $36.489         5,689
                             2011        $36.489      $30.063         4,661
                             2012        $30.063      $33.307         4,595
                             2013        $33.307      $32.310         3,657
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.549      $15.724        19,757
                             2005        $15.724      $16.961        29,286
                             2006        $16.961      $20.170        26,140
                             2007        $20.170      $22.798        17,323
                             2008        $22.798      $13.308        13,492
                             2009        $13.308      $17.857        10,415
                             2010        $17.857      $18.954         6,060
                             2011        $18.954      $16.584         5,264
                             2012        $16.584      $19.197         5,384
                             2013        $19.197      $23.114         5,602
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.841      $14.426         2,045
                             2005        $14.426      $13.690         2,042
                             2006        $13.690      $15.117         2,023
                             2007        $15.117      $16.428         2,011
                             2008        $16.428      $17.083         2,077
                             2009        $17.083      $19.850             0
                             2010        $19.850      $22.244             0
                             2011        $22.244      $21.590             0
                             2012        $21.590      $24.323             0
                             2013        $24.323      $24.203             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.695      $12.226         6,330
                             2005        $12.226      $12.886         4,023
                             2006        $12.886      $12.948         2,756
                             2007        $12.948      $14.786         2,672
                             2008        $14.786      $ 7.366         2,440
                             2009        $ 7.366      $11.947         2,303
                             2010        $11.947      $13.986         2,253
                             2011        $13.986      $12.819         2,230
                             2012        $12.819      $14.232         2,201
                             2013        $14.232      $19.480         2,076

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.268        13,059
                             2005        $11.268      $12.391        19,469
                             2006        $12.391      $14.644        21,062
                             2007        $14.644      $15.461        14,968
                             2008        $15.461      $ 8.887        10,228
                             2009        $ 8.887      $12.113        10,357
                             2010        $12.113      $14.498         8,327
                             2011        $14.498      $14.327         8,261
                             2012        $14.327      $16.454        13,297
                             2013        $16.454      $21.631        10,517
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.261             0
                             2005        $11.261      $12.366             0
                             2006        $12.366      $14.606             0
                             2007        $14.606      $15.406             0
                             2008        $15.406      $ 8.836             0
                             2009        $ 8.836      $12.039             0
                             2010        $12.039      $14.402             0
                             2011        $14.402      $14.218             0
                             2012        $14.218      $16.297             0
                             2013        $16.297      $21.372             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.305         1,534
                             2005        $11.305      $11.524         6,016
                             2006        $11.524      $13.094         5,983
                             2007        $13.094      $12.521         5,060
                             2008        $12.521      $ 7.870         5,251
                             2009        $ 7.870      $ 9.894         4,947
                             2010        $ 9.894      $11.208         4,659
                             2011        $11.208      $10.743         4,346
                             2012        $10.743      $12.509         4,076
                             2013        $12.509      $16.614         4,589
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.929             0
                             2005        $10.929      $11.492           290
                             2006        $11.492      $12.667         1,208
                             2007        $12.667      $12.818         3,588
                             2008        $12.818      $ 9.703             0
                             2009        $ 9.703      $11.637             0
                             2010        $11.637      $12.765             0
                             2011        $12.765      $12.336             0
                             2012        $12.336      $13.574             0
                             2013        $13.574      $16.598             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.306      $14.867        18,897
                             2005        $14.867      $15.972        21,303
                             2006        $15.972      $18.137        18,819
                             2007        $18.137      $18.204        19,225
                             2008        $18.204      $12.082        19,382
                             2009        $12.082      $14.682        16,916
                             2010        $14.682      $16.128        13,454
                             2011        $16.128      $15.434        13,035
                             2012        $15.434      $17.279        12,995
                             2013        $17.279      $22.631        10,438
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.092        21,363
                             2005        $11.092      $12.068        20,071
                             2006        $12.068      $12.398        21,136
                             2007        $12.398      $14.274         9,231
                             2008        $14.274      $ 7.430         4,504
                             2009        $ 7.430      $11.375         2,973
                             2010        $11.375      $14.175         2,466
                             2011        $14.175      $12.581         2,400
                             2012        $12.581      $13.749         2,268
                             2013        $13.749      $18.389         1,747
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.349           117
                             2005        $10.349      $10.266         1,912
                             2006        $10.266      $10.990         1,229
                             2007        $10.990      $11.425         2,560
                             2008        $11.425      $ 9.224         3,019
                             2009        $ 9.224      $12.131         3,048
                             2010        $12.131      $13.340         4,270
                             2011        $13.340      $13.634         3,863
                             2012        $13.634      $15.021         4,191
                             2013        $15.021      $15.910         4,263
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.898           223
                             2005        $10.898      $11.413           222
                             2006        $11.413      $12.811         1,004
                             2007        $12.811      $13.385         1,779
                             2008        $13.385      $ 9.348         1,970
                             2009        $ 9.348      $11.529         2,076
                             2010        $11.529      $13.437         2,146
                             2011        $13.437      $12.566         2,199
                             2012        $12.566      $13.604         2,260
                             2013        $13.604      $18.083         2,303

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $18.882             0
                             2005        $10.882      $11.001         3,766
                             2006        $11.001      $12.633           484
                             2007        $12.633      $12.793         2,882
                             2008        $12.793      $ 7.963         1,386
                             2009        $ 7.963      $ 9.270         1,050
                             2010        $ 9.270      $10.657         1,041
                             2011        $10.657      $ 9.800         1,005
                             2012        $ 9.800      $10.754           928
                             2013        $10.754      $14.310           773
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.130             0
                             2005        $11.130      $11.402           167
                             2006        $11.402      $12.046           536
                             2007        $12.046      $14.302         7,189
                             2008        $14.302      $ 8.648         7,657
                             2009        $ 8.648      $12.324         5,018
                             2010        $12.324      $14.832             1
                             2011        $14.832      $13.064             1
                             2012        $13.064      $14.594             1
                             2013        $14.594      $19.587             0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.113         1,643
                             2005        $11.113      $11.776         9,959
                             2006        $11.776      $12.941         4,627
                             2007        $12.941      $12.743         6,918
                             2008        $12.743      $ 7.566         3,669
                             2009        $ 7.566      $ 9.379         3,456
                             2010        $ 9.379      $11.519         3,635
                             2011        $11.519      $10.826         3,469
                             2012        $10.826      $12.141         3,316
                             2013        $12.141      $15.492         6,189
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.256      $12.794            11
                             2005        $12.794      $13.136        16,015
                             2006        $13.136      $13.850        12,540
                             2007        $13.850      $15.439        13,023
                             2008        $15.439      $ 8.213        17,956
                             2009        $ 8.213      $11.592        17,955
                             2010        $11.592      $12.388        15,715
                             2011        $12.388      $11.963        14,995
                             2012        $11.963      $13.329        13,490
                             2013        $13.329      $16.892        12,583

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.047      $14.025        13,255
                             2005        $14.025      $14.237         8,936
                             2006        $14.237      $15.454         9,038
                             2007        $15.454      $15.657         7,427
                             2008        $15.657      $ 8.643         5,008
                             2009        $ 8.643      $10.290         4,220
                             2010        $10.290      $11.353         3,529
                             2011        $11.353      $11.159         3,394
                             2012        $11.159      $12.247         2,076
                             2013        $12.247      $13.530         1,909
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.097           120
                             2005        $10.097      $10.118           416
                             2006        $10.118      $10.395           416
                             2007        $10.395      $10.593           137
                             2008        $10.593      $ 6.319           156
                             2009        $ 6.319      $ 6.747           193
                             2010        $ 6.747      $ 7.351         8,710
                             2011        $ 7.351      $ 7.768         7,318
                             2012        $ 7.768      $ 8.379           859
                             2013        $ 8.379      $ 8.173           937
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.345      $14.436         6,965
                             2005        $14.436      $15.829         8,993
                             2006        $15.829      $15.918         8,237
                             2007        $15.918      $16.524         4,672
                             2008        $16.524      $ 8.217         5,425
                             2009        $ 8.217      $10.640         2,949
                             2010        $10.640      $13.248         4,605
                             2011        $13.248      $13.080         4,308
                             2012        $13.080      $14.876         2,343
                             2013        $14.876      $19.754         2,157
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.183      $16.508         8,158
                             2005        $16.508      $18.437         7,748
                             2006        $18.437      $21.187         7,306
                             2007        $21.187      $22.003         5,706
                             2008        $22.003      $12.854         4,807
                             2009        $12.854      $17.538         5,642
                             2010        $17.538      $19.869         4,553
                             2011        $19.869      $17.795         4,713
                             2012        $17.795      $21.073         4,518
                             2013        $21.073      $26.201         4,217

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.093      $12.839        25,090
                             2005        $12.839      $12.883        30,294
                             2006        $12.883      $13.527        34,071
                             2007        $13.527      $14.507        36,976
                             2008        $14.507      $12.147        51,131
                             2009        $12.147      $14.082        44,026
                             2010        $14.082      $15.825        43,795
                             2011        $15.825      $15.595        39,944
                             2012        $15.595      $17.277        39,371
                             2013        $17.277      $16.853        40,776
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.911      $13.745        20,897
                             2005        $13.745      $13.728        11,053
                             2006        $13.728      $14.682        11,822
                             2007        $14.682      $14.306         8,227
                             2008        $14.306      $ 3.001        14,161
                             2009        $ 3.001      $ 3.701        15,247
                             2010        $ 3.701      $ 4.147        12,273
                             2011        $ 4.147      $ 3.957        11,738
                             2012        $ 3.957      $ 4.378             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.588      $13.452        38,294
                             2005        $13.452      $13.928        40,749
                             2006        $13.928      $15.650        38,769
                             2007        $15.650      $15.958        23,043
                             2008        $15.958      $ 9.589        20,416
                             2009        $ 9.589      $12.017        16,433
                             2010        $12.017      $13.628        15,283
                             2011        $13.628      $13.301        13,580
                             2012        $13.301      $15.186        16,782
                             2013        $15.186      $19.543        12,718
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.610      $17.048        18,398
                             2005        $17.048      $18.315        19,941
                             2006        $18.315      $20.562        19,532
                             2007        $20.562      $19.850        10,531
                             2008        $19.850      $12.048         6,802
                             2009        $12.048      $16.147         6,447
                             2010        $16.147      $19.455         4,431
                             2011        $19.455      $18.596         4,150
                             2012        $18.596      $21.423         4,037
                             2013        $21.423      $29.497         4,295

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.321         3,137
                             2010        $12.321      $13.585         3,045
                             2011        $13.585      $13.557         2,922
                             2012        $13.557      $15.836         8,311
                             2013        $15.836      $20.531         6,278
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.039      $12.755        25,869
                             2005        $12.755      $12.988        25,453
                             2006        $12.988      $14.234        24,696
                             2007        $14.234      $14.068        24,100
                             2008        $14.068      $ 8.164        23,350
                             2009        $ 8.164      $10.042        21,476
                             2010        $10.042      $10.897        21,380
                             2011        $10.897      $10.965        20,609
                             2012        $10.965      $12.081        20,001
                             2013        $12.081      $13.969        16,403
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.387      $13.233         9,065
                             2005        $13.233      $13.861         9,013
                             2006        $13.861      $15.317        10,317
                             2007        $15.317      $15.436         4,031
                             2008        $15.436      $10.077         3,200
                             2009        $10.077      $13.340         3,241
                             2010        $13.340      $14.980         6,748
                             2011        $14.980      $14.606         6,901
                             2012        $14.606      $16.330         3,202
                             2013        $16.330      $19.106         3,264
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.261      $11.812        11,303
                             2005        $11.812      $13.092         6,064
                             2006        $13.092      $13.177         6,469
                             2007        $13.177      $12.823         3,938
                             2008        $12.823      $10.411         2,524
                             2009        $10.411      $12.844         2,641
                             2010        $12.844      $12.886         2,801
                             2011        $12.886      $12.468         2,956
                             2012        $12.468      $14.926         1,800
                             2013        $14.926      $20.703         1,610
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.006      $16.675        18,316
                             2005        $16.675      $17.728        14,639
                             2006        $17.728      $22.051        15,374
                             2007        $22.051      $25.894        12,534
                             2008        $25.894      $17.622         5,054
                             2009        $17.622      $18.523         3,638
                             2010        $18.523      $18.468         3,646
                             2011        $18.468      $17.106         2,334
                             2012        $17.106      $17.591         1,084
                             2013        $17.591      $19.603           724

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.456      $14.638        10,051
                             2005        $14.638      $15.083         7,918
                             2006        $15.083      $17.118         7,341
                             2007        $17.118      $15.746         5,466
                             2008        $15.746      $ 9.451         7,658
                             2009        $ 9.451      $12.012         4,616
                             2010        $12.012      $13.452         4,702
                             2011        $13.452      $12.560         3,843
                             2012        $12.560      $14.650         3,854
                             2013        $14.650      $19.462         2,843
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.296      $14.391        10,376
                             2005        $14.391      $14.527         9,941
                             2006        $14.527      $15.721         9,336
                             2007        $15.721      $15.821         8,322
                             2008        $15.821      $11.452         5,774
                             2009        $11.452      $16.840         6,169
                             2010        $16.840      $18.803         4,778
                             2011        $18.803      $18.734         4,511
                             2012        $18.734      $21.278         4,240
                             2013        $21.278      $22.470         4,192
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.404      $10.638        92,209
                             2005        $10.638      $10.662        81,941
                             2006        $10.662      $10.912        23,935
                             2007        $10.912      $11.241        19,227
                             2008        $11.241      $ 8.373        20,915
                             2009        $ 8.373      $12.023        17,359
                             2010        $12.023      $12.933        16,590
                             2011        $12.933      $13.297        15,511
                             2012        $13.297      $14.417        15,569
                             2013        $14.417      $14.380        10,150
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.333      $15.169        12,419
                             2005        $15.169      $16.664         8,494
                             2006        $16.664      $20.840         5,925
                             2007        $20.840      $22.109         5,763
                             2008        $22.109      $12.132         5,215
                             2009        $12.132      $14.805         3,541
                             2010        $14.805      $15.949         3,679
                             2011        $15.949      $12.972         3,829
                             2012        $12.972      $15.483         3,487
                             2013        $15.483      $19.415         3,195

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.944      $14.276             0
                             2005        $14.276      $15.209         2,547
                             2006        $15.209      $16.967           364
                             2007        $16.967      $15.752           172
                             2008        $15.752      $ 9.323           171
                             2009        $ 9.323      $11.942           166
                             2010        $11.942      $13.320             0
                             2011        $13.320      $13.048             0
                             2012        $13.048      $14.925         5,711
                             2013        $14.925      $19.745         3,124
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.817      $ 9.675        15,537
                             2005        $ 9.675      $ 9.713        17,598
                             2006        $ 9.713      $ 9.929        36,442
                             2007        $ 9.929      $10.185        52,826
                             2008        $10.185      $10.228        33,125
                             2009        $10.228      $10.035        29,981
                             2010        $10.035      $ 9.829        16,804
                             2011        $ 9.829      $ 9.625        16,399
                             2012        $ 9.625      $ 9.425        16,071
                             2013        $ 9.425      $ 9.229        54,309
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.447      $14.523         2,223
                             2005        $14.523      $15.643         1,896
                             2006        $15.643      $16.627         1,181
                             2007        $16.627      $17.212         1,133
                             2008        $17.212      $10.322             0
                             2009        $10.322      $13.355             0
                             2010        $13.355      $15.633         2,032
                             2011        $15.633      $14.529         2,015
                             2012        $14.529      $16.609         1,949
                             2013        $16.609      $22.187           339
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.520      $16.410         3,304
                             2005        $16.410      $17.015         5,751
                             2006        $17.015      $19.329         2,995
                             2007        $19.329      $17.997         1,874
                             2008        $17.997      $ 9.734         2,270
                             2009        $ 9.734      $ 9.159             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.047      $13.741         5,230
                             2005        $13.741      $14.129         5,061
                             2006        $14.129      $15.399         4,758
                             2007        $15.399      $15.160         2,976
                             2008        $15.160      $ 9.121         6,885
                             2009        $ 9.121      $11.895         4,619
                             2010        $11.895      $13.553         2,663
                             2011        $13.553      $13.039         4,320
                             2012        $13.039      $15.053         2,320
                             2013        $15.053      $19.656         1,997
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.512      $15.691         5,685
                             2005        $15.691      $17.231         4,552
                             2006        $17.231      $17.792         4,956
                             2007        $17.792      $18.081         1,911
                             2008        $18.081      $ 9.640         2,118
                             2009        $ 9.640      $13.096         1,889
                             2010        $13.096      $14.911             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.353      $12.703        59,531
                             2005        $12.703      $13.146        44,795
                             2006        $13.146      $13.572        46,345
                             2007        $13.572      $14.020        27,126
                             2008        $14.020      $ 8.644        20,680
                             2009        $ 8.644      $13.870        16,702
                             2010        $13.870      $16.405        18,070
                             2011        $16.405      $13.196        16,409
                             2012        $13.196      $14.758        15,346
                             2013        $14.758      $20.768        12,847
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.823      $14.898           724
                             2005        $14.898      $16.358           149
                             2006        $16.358      $17.747           146
                             2007        $17.747      $18.485           807
                             2008        $18.485      $15.388           873
                             2009        $15.388      $19.603             0
                             2010        $19.603      $21.063             0
                             2011        $21.063      $22.044             0
                             2012        $22.044      $25.440             0
                             2013        $25.440      $22.727             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.041            0
                             2005        $11.041      $12.106        2,622
                             2006        $12.106      $14.403        2,565
                             2007        $14.403      $15.480        2,381
                             2008        $15.480      $10.770        2,151
                             2009        $10.770      $13.662        1,897
                             2010        $13.662      $15.256        1,684
                             2011        $15.256      $16.289        5,087
                             2012        $16.289      $18.435        1,615
                             2013        $18.435      $21.598        1,472
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.727        2,398
                             2005        $10.727      $12.153          715
                             2006        $12.153      $12.388        1,279
                             2007        $12.388      $14.785          475
                             2008        $14.785      $ 7.355          472
                             2009        $ 7.355      $11.923          434
                             2010        $11.923      $14.343        4,340
                             2011        $14.343      $13.650        4,514
                             2012        $13.650      $15.286          423
                             2013        $15.286      $22.162          412
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.701            0
                             2005        $10.701      $12.100            0
                             2006        $12.100      $12.300            0
                             2007        $12.300      $14.650            0
                             2008        $14.650      $ 7.265            0
                             2009        $ 7.265      $11.747            0
                             2010        $11.747      $14.103            0
                             2011        $14.103      $13.389            0
                             2012        $13.389      $14.950            0
                             2013        $14.950      $21.624            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.799            0
                             2007        $ 9.799      $11.763        7,818
                             2008        $11.763      $ 6.125        8,779
                             2009        $ 6.125      $ 9.437        6,126
                             2010        $ 9.437      $12.222        4,157
                             2011        $12.222      $11.108        2,479
                             2012        $11.108      $11.799            0
                             2013        $11.799      $15.883            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.547      $15.778        1,792
                             2005        $15.778      $17.439        2,274
                             2006        $17.439      $19.097        2,633
                             2007        $19.097      $19.249        3,223
                             2008        $19.249      $11.225          960
                             2009        $11.225      $16.118        1,550
                             2010        $16.118      $19.972        2,605
                             2011        $19.972      $17.851        2,543
                             2012        $17.851      $20.048          706
                             2013        $20.048      $33.631        1,180

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.457      $19.261         9,043
                             2005        $19.261      $22.019         9,805
                             2006        $22.019      $29.682        10,203
                             2007        $29.682      $24.039         5,243
                             2008        $24.039      $14.579         4,307
                             2009        $14.579      $18.341         3,009
                             2010        $18.341      $23.260         6,075
                             2011        $23.260      $24.065         6,182
                             2012        $24.065      $27.241         7,657
                             2013        $27.241      $27.139         2,140
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.845             0
                             2005        $ 9.845      $ 9.874           611
                             2006        $ 9.874      $10.071           597
                             2007        $10.071      $10.299         7,727
                             2008        $10.299      $10.264           501
                             2009        $10.264      $10.058             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED
  BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.95


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.231          0
                             2007        $10.231      $11.743          0
                             2008        $11.743      $ 6.586          0
                             2009        $ 6.586      $ 8.731          0
                             2010        $ 8.731      $ 9.990          0
                             2011        $ 9.990      $ 9.505          0
                             2012        $ 9.505      $10.802          0
                             2013        $10.802      $13.843          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.422          0
                             2007        $10.422      $11.057          0
                             2008        $11.057      $ 8.097          0
                             2009        $ 8.097      $ 9.822          0
                             2010        $ 9.822      $10.818          0
                             2011        $10.818      $10.541          0
                             2012        $10.541      $11.510          0
                             2013        $11.510      $12.750          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.452          0
                             2007        $10.452      $11.246          0
                             2008        $11.246      $ 7.396          0
                             2009        $ 7.396      $ 9.303          0
                             2010        $ 9.303      $10.409          0
                             2011        $10.409      $10.060          0
                             2012        $10.060      $11.131          0
                             2013        $11.131      $12.596          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.461          0
                             2007        $10.461      $11.370          0
                             2008        $11.370      $ 6.879          0
                             2009        $ 6.879      $ 8.831          0
                             2010        $ 8.831      $10.015          0
                             2011        $10.015      $ 9.524          0
                             2012        $ 9.524      $10.735          0
                             2013        $10.735      $12.754          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.313          0
                             2007        $10.313      $10.688          0
                             2008        $10.688      $ 9.340          0
                             2009        $ 9.340      $10.478          0
                             2010        $10.478      $10.998          0
                             2011        $10.998      $10.913          0
                             2012        $10.913      $11.347          0
                             2013        $11.347      $11.682          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.710          0
                             2007        $ 9.710      $11.620          0
                             2008        $11.620      $ 6.280          0
                             2009        $ 6.280      $ 8.876          0
                             2010        $ 8.876      $10.403          0
                             2011        $10.403      $10.227          0
                             2012        $10.227      $11.826          0
                             2013        $11.826      $15.579          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.783          0
                             2007        $10.783      $11.098          0
                             2008        $11.098      $ 6.825          0
                             2009        $ 6.825      $ 8.435          0
                             2010        $ 8.435      $ 9.470          0
                             2011        $ 9.470      $ 9.434          0
                             2012        $ 9.434      $10.674          0
                             2013        $10.674      $13.779          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.841          0
                             2007        $ 9.841      $11.107          0
                             2008        $11.107      $ 6.564          0
                             2009        $ 6.564      $ 8.977          0
                             2010        $ 8.977      $11.295          0
                             2011        $11.295      $ 9.854          0
                             2012        $ 9.854      $11.047          0
                             2013        $11.047      $14.688          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.338      $14.438          0
                             2005        $14.438      $14.627          0
                             2006        $14.627      $16.713          0
                             2007        $16.713      $15.747          0
                             2008        $15.747      $ 9.994          0
                             2009        $ 9.994      $12.377          0
                             2010        $12.377      $14.133          0
                             2011        $14.133      $14.164          0
                             2012        $14.164      $15.555          0
                             2013        $15.555      $19.729          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.198          0
                             2005        $11.198      $11.135          0
                             2006        $11.135      $12.885          0
                             2007        $12.885      $13.082          0
                             2008        $13.082      $ 9.005          0
                             2009        $ 9.005      $11.949          0
                             2010        $11.949      $13.176          0
                             2011        $13.176      $13.202          0
                             2012        $13.202      $14.553          0
                             2013        $14.553      $16.227          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.511          0
                             2005        $10.511      $10.395          0
                             2006        $10.395      $11.282          0
                             2007        $11.282      $11.727          0
                             2008        $11.727      $ 7.513          0
                             2009        $ 7.513      $ 9.539          0
                             2010        $ 9.539      $10.417          0
                             2011        $10.417      $10.041          0
                             2012        $10.041      $11.041          0
                             2013        $11.041      $13.898          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.504      $17.564          0
                             2005        $17.564      $18.697          0
                             2006        $18.697      $21.405          0
                             2007        $21.405      $20.446          0
                             2008        $20.446      $13.402          0
                             2009        $13.402      $16.938          0
                             2010        $16.938      $21.254          0
                             2011        $21.254      $20.018          0
                             2012        $20.018      $23.191          0
                             2013        $23.191      $30.919          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.482      $16.889          0
                             2005        $16.889      $17.320          0
                             2006        $17.320      $18.424          0
                             2007        $18.424      $20.054          0
                             2008        $20.054      $11.285          0
                             2009        $11.285      $15.855          0
                             2010        $15.855      $19.803          0
                             2011        $19.803      $18.443          0
                             2012        $18.443      $20.006          0
                             2013        $20.006      $27.048          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.214          0
                             2005        $10.214      $10.237          0
                             2006        $10.237      $10.421          0
                             2007        $10.421      $10.870          0
                             2008        $10.870      $11.445          0
                             2009        $11.445      $11.547          0
                             2010        $11.547      $11.897          0
                             2011        $11.897      $12.304          0
                             2012        $12.304      $12.267          0
                             2013        $12.267      $11.736          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.977          0
                             2007        $10.977      $12.014          0
                             2008        $12.014      $ 8.411          0
                             2009        $ 8.411      $10.150          0
                             2010        $10.150      $11.121          0
                             2011        $11.121      $10.562          0
                             2012        $10.562      $11.716          0
                             2013        $11.716      $14.631          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.636      $13.927          0
                             2005        $13.927      $15.069          0
                             2006        $15.069      $17.458          0
                             2007        $17.458      $17.677          0
                             2008        $17.677      $10.879          0
                             2009        $10.879      $13.419          0
                             2010        $13.419      $14.602          0
                             2011        $14.602      $14.141          0
                             2012        $14.141      $15.809          0
                             2013        $15.809      $19.843          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.807      $20.512          0
                             2005        $20.512      $25.580          0
                             2006        $25.580      $32.066          0
                             2007        $32.066      $40.408          0
                             2008        $40.408      $18.701          0
                             2009        $18.701      $31.586          0
                             2010        $31.586      $36.347          0
                             2011        $36.347      $29.930          0
                             2012        $29.930      $33.143          0
                             2013        $33.143      $32.134          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.544      $15.710          0
                             2005        $15.710      $16.938          0
                             2006        $16.938      $20.132          0
                             2007        $20.132      $22.744          0
                             2008        $22.744      $13.270          0
                             2009        $13.270      $17.796          0
                             2010        $17.796      $18.879          0
                             2011        $18.879      $16.511          0
                             2012        $16.511      $19.103          0
                             2013        $19.103      $22.988          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.837      $14.413          0
                             2005        $14.413      $13.672          0
                             2006        $13.672      $15.089          0
                             2007        $15.089      $16.388          0
                             2008        $16.388      $17.033          0
                             2009        $17.033      $19.783          0
                             2010        $19.783      $22.157          0
                             2011        $22.157      $21.495          0
                             2012        $21.495      $24.203          0
                             2013        $24.203      $24.071          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.691      $12.216          0
                             2005        $12.216      $12.868          0
                             2006        $12.868      $12.924          0
                             2007        $12.924      $14.751          0
                             2008        $14.751      $ 7.345          0
                             2009        $ 7.345      $11.906          0
                             2010        $11.906      $13.931          0
                             2011        $13.931      $12.763          0
                             2012        $12.763      $14.162          0
                             2013        $14.162      $19.375          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.264          0
                             2005        $11.264      $12.381          0
                             2006        $12.381      $14.624          0
                             2007        $14.624      $15.432          0
                             2008        $15.432      $ 8.866          0
                             2009        $ 8.866      $12.078          0
                             2010        $12.078      $14.449          0
                             2011        $14.449      $14.271          0
                             2012        $14.271      $16.382          0
                             2013        $16.382      $21.525          0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.258          0
                             2005        $11.258      $12.356          0
                             2006        $12.356      $14.586          0
                             2007        $14.586      $15.377          0
                             2008        $15.377      $ 8.815          0
                             2009        $ 8.815      $12.004          0
                             2010        $12.004      $14.353          0
                             2011        $14.353      $14.163          0
                             2012        $14.163      $16.225          0
                             2013        $16.225      $21.266          0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.301          0
                             2005        $11.301      $11.514          0
                             2006        $11.514      $13.077          0
                             2007        $13.077      $12.497          0
                             2008        $12.497      $ 7.851          0
                             2009        $ 7.851      $ 9.866          0
                             2010        $ 9.866      $11.170          0
                             2011        $11.170      $10.701          0
                             2012        $10.701      $12.453          0
                             2013        $12.453      $16.532          0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.926          0
                             2005        $10.926      $11.482          0
                             2006        $11.482      $12.650          0
                             2007        $12.650      $12.794          0
                             2008        $12.794      $ 9.680          0
                             2009        $ 9.680      $11.603          0
                             2010        $11.603      $12.721          0
                             2011        $12.721      $12.288          0
                             2012        $12.288      $13.514          0
                             2013        $13.514      $16.516          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.301      $14.854          0
                             2005        $14.854      $15.950          0
                             2006        $15.950      $18.103          0
                             2007        $18.103      $18.161          0
                             2008        $18.161      $12.047          0
                             2009        $12.047      $14.632          0
                             2010        $14.632      $16.065          0
                             2011        $16.065      $15.366          0
                             2012        $15.366      $17.194          0
                             2013        $17.194      $22.508          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.088          0
                             2005        $11.088      $12.058          0
                             2006        $12.058      $12.381          0
                             2007        $12.381      $14.247          0
                             2008        $14.247      $ 7.412          0
                             2009        $ 7.412      $11.342          0
                             2010        $11.342      $14.127          0
                             2011        $14.127      $12.531          0
                             2012        $12.531      $13.688          0
                             2013        $13.688      $18.299          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.348          0
                             2005        $10.348      $10.260          0
                             2006        $10.260      $10.977          0
                             2007        $10.977      $11.406          0
                             2008        $11.406      $ 9.204          0
                             2009        $ 9.204      $12.098          0
                             2010        $12.098      $13.297          0
                             2011        $13.297      $13.584          0
                             2012        $13.584      $14.958          0
                             2013        $14.958      $15.835          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.897          0
                             2005        $10.897      $11.405          0
                             2006        $11.405      $12.796          0
                             2007        $12.796      $13.363          0
                             2008        $13.363      $ 9.327          0
                             2009        $ 9.327      $11.499          0
                             2010        $11.499      $13.394          0
                             2011        $13.394      $12.519          0
                             2012        $12.519      $13.547          0
                             2013        $13.547      $17.998          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.881          0
                             2005        $10.881      $10.994          0
                             2006        $10.994      $12.619          0
                             2007        $12.619      $12.771          0
                             2008        $12.771      $ 7.946          0
                             2009        $ 7.946      $ 9.245          0
                             2010        $ 9.245      $10.623          0
                             2011        $10.623      $ 9.764          0
                             2012        $ 9.764      $10.709          0
                             2013        $10.709      $14.242          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.129          0
                             2005        $11.129      $11.395          0
                             2006        $11.395      $12.032          0
                             2007        $12.032      $14.279          0
                             2008        $14.279      $ 8.629          0
                             2009        $ 8.629      $12.291          0
                             2010        $12.291      $14.785          0
                             2011        $14.785      $13.015          0
                             2012        $13.015      $14.532          0
                             2013        $14.532      $19.494          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.112          0
                             2005        $11.112      $11.769          0
                             2006        $11.769      $12.926          0
                             2007        $12.926      $12.722          0
                             2008        $12.722      $ 7.550          0
                             2009        $ 7.550      $ 9.354          0
                             2010        $ 9.354      $11.482          0
                             2011        $11.482      $10.786          0
                             2012        $10.786      $12.090          0
                             2013        $12.090      $15.419          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.252      $12.783          0
                             2005        $12.783      $13.118          0
                             2006        $13.118      $13.824          0
                             2007        $13.824      $15.402          0
                             2008        $15.402      $ 8.190          0
                             2009        $ 8.190      $11.553          0
                             2010        $11.553      $12.339          0
                             2011        $12.339      $11.910          0
                             2012        $11.910      $13.264          0
                             2013        $13.264      $16.800          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.042      $14.013          0
                             2005        $14.013      $14.218          0
                             2006        $14.218      $15.425          0
                             2007        $15.425      $15.620          0
                             2008        $15.620      $ 8.618          0
                             2009        $ 8.618      $10.255          0
                             2010        $10.255      $11.308          0
                             2011        $11.308      $11.109          0
                             2012        $11.109      $12.187          0
                             2013        $12.187      $13.457          0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.096          0
                             2005        $10.096      $10.111          0
                             2006        $10.111      $10.383          0
                             2007        $10.383      $10.575          0
                             2008        $10.575      $ 6.305          0
                             2009        $ 6.305      $ 6.729          0
                             2010        $ 6.729      $ 7.327          0
                             2011        $ 7.327      $ 7.740          0
                             2012        $ 7.740      $ 8.344          0
                             2013        $ 8.344      $ 8.135          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.341      $14.424          0
                             2005        $14.424      $15.808          0
                             2006        $15.808      $15.888          0
                             2007        $15.888      $16.485          0
                             2008        $16.485      $ 8.193          0
                             2009        $ 8.193      $10.604          0
                             2010        $10.604      $13.196          0
                             2011        $13.196      $13.022          0
                             2012        $13.022      $14.803          0
                             2013        $14.803      $19.647          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.178      $16.494          0
                             2005        $16.494      $18.411          0
                             2006        $18.411      $21.147          0
                             2007        $21.147      $21.951          0
                             2008        $21.951      $12.817          0
                             2009        $12.817      $17.479          0
                             2010        $17.479      $19.791          0
                             2011        $19.791      $17.717          0
                             2012        $17.717      $20.969          0
                             2013        $20.969      $26.059          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.089      $12.828          0
                             2005        $12.828      $12.865          0
                             2006        $12.865      $13.501          0
                             2007        $13.501      $14.473          0
                             2008        $14.473      $12.112          0
                             2009        $12.112      $14.034          0
                             2010        $14.034      $15.763          0
                             2011        $15.763      $15.527          0
                             2012        $15.527      $17.191          0
                             2013        $17.191      $16.762          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.906      $13.733          0
                             2005        $13.733      $13.710          0
                             2006        $13.710      $14.655          0
                             2007        $14.655      $14.272          0
                             2008        $14.272      $ 2.992          0
                             2009        $ 2.992      $ 3.688          0
                             2010        $ 3.688      $ 4.131          0
                             2011        $ 4.131      $ 3.939          0
                             2012        $ 3.939      $ 4.357          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.584      $13.441          0
                             2005        $13.441      $13.909          0
                             2006        $13.909      $15.621          0
                             2007        $15.621      $15.920          0
                             2008        $15.920      $ 9.561          0
                             2009        $ 9.561      $11.976          0
                             2010        $11.976      $13.574          0
                             2011        $13.574      $13.243          0
                             2012        $13.243      $15.111          0
                             2013        $15.111      $19.437          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.605      $17.034          0
                             2005        $17.034      $18.290          0
                             2006        $18.290      $20.524          0
                             2007        $20.524      $19.802          0
                             2008        $19.802      $12.013          0
                             2009        $12.013      $16.092          0
                             2010        $16.092      $19.379          0
                             2011        $19.379      $18.513          0
                             2012        $18.513      $21.317          0
                             2013        $21.317      $29.336          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.279          0
                             2010        $12.279      $13.532          0
                             2011        $13.532      $13.497          0
                             2012        $13.497      $15.757          0
                             2013        $15.757      $20.419          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.035      $12.744          0
                             2005        $12.744      $12.971          0
                             2006        $12.971      $14.207          0
                             2007        $14.207      $14.034          0
                             2008        $14.034      $ 8.141          0
                             2009        $ 8.141      $10.008          0
                             2010        $10.008      $10.854          0
                             2011        $10.854      $10.917          0
                             2012        $10.917      $12.022          0
                             2013        $12.022      $13.893          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.383      $13.222          0
                             2005        $13.222      $13.842          0
                             2006        $13.842      $15.288          0
                             2007        $15.288      $15.399          0
                             2008        $15.399      $10.048          0
                             2009        $10.048      $13.294          0
                             2010        $13.294      $14.921          0
                             2011        $14.921      $14.542          0
                             2012        $14.542      $16.250          0
                             2013        $16.250      $19.002          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.258      $11.801          0
                             2005        $11.801      $13.074          0
                             2006        $13.074      $13.152          0
                             2007        $13.152      $12.792          0
                             2008        $12.792      $10.381          0
                             2009        $10.381      $12.800          0
                             2010        $12.800      $12.835          0
                             2011        $12.835      $12.413          0
                             2012        $12.413      $14.852          0
                             2013        $14.852      $20.590          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $14.001      $16.661          0
                             2005        $16.661      $17.704          0
                             2006        $17.704      $22.010          0
                             2007        $22.010      $25.832          0
                             2008        $25.832      $17.571          0
                             2009        $17.571      $18.460          0
                             2010        $18.460      $18.396          0
                             2011        $18.396      $17.030          0
                             2012        $17.030      $17.504          0
                             2013        $17.504      $19.497          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.451      $14.626          0
                             2005        $14.626      $15.062          0
                             2006        $15.062      $17.086          0
                             2007        $17.086      $15.709          0
                             2008        $15.709      $ 9.423          0
                             2009        $ 9.423      $11.971          0
                             2010        $11.971      $13.399          0
                             2011        $13.399      $12.505          0
                             2012        $12.505      $14.578          0
                             2013        $14.578      $19.356          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.291      $14.378          0
                             2005        $14.378      $14.507          0
                             2006        $14.507      $15.692          0
                             2007        $15.692      $15.783          0
                             2008        $15.783      $11.419          0
                             2009        $11.419      $16.783          0
                             2010        $16.783      $18.730          0
                             2011        $18.730      $18.652          0
                             2012        $18.652      $21.174          0
                             2013        $21.174      $22.348          0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.401      $10.629          0
                             2005        $10.629      $10.648          0
                             2006        $10.648      $10.892          0
                             2007        $10.892      $11.214          0
                             2008        $11.214      $ 8.348          0
                             2009        $ 8.348      $11.982          0
                             2010        $11.982      $12.883          0
                             2011        $12.883      $13.238          0
                             2012        $13.238      $14.346          0
                             2013        $14.346      $14.302          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.328      $15.156          0
                             2005        $15.156      $16.642          0
                             2006        $16.642      $20.801          0
                             2007        $20.801      $22.056          0
                             2008        $22.056      $12.097          0
                             2009        $12.097      $14.755          0
                             2010        $14.755      $15.887          0
                             2011        $15.887      $12.914          0
                             2012        $12.914      $15.407          0
                             2013        $15.407      $19.310          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.939      $14.263          0
                             2005        $14.263      $15.188          0
                             2006        $15.188      $16.935          0
                             2007        $16.935      $15.715          0
                             2008        $15.715      $ 9.296          0
                             2009        $ 9.296      $11.901          0
                             2010        $11.901      $13.268          0
                             2011        $13.268      $12.990          0
                             2012        $12.990      $14.851          0
                             2013        $14.851      $19.638          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.813      $ 9.667          0
                             2005        $ 9.667      $ 9.700          0
                             2006        $ 9.700      $ 9.910          0
                             2007        $ 9.910      $10.161          0
                             2008        $10.161      $10.199          0
                             2009        $10.199      $10.001          0
                             2010        $10.001      $ 9.791          0
                             2011        $ 9.791      $ 9.583          0
                             2012        $ 9.583      $ 9.378          0
                             2013        $ 9.378      $ 9.178          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.442      $14.510          0
                             2005        $14.510      $15.621          0
                             2006        $15.621      $16.596          0
                             2007        $16.596      $17.171          0
                             2008        $17.171      $10.293          0
                             2009        $10.293      $13.309          0
                             2010        $13.309      $15.572          0
                             2011        $15.572      $14.465          0
                             2012        $14.465      $16.527          0
                             2013        $16.527      $22.067          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.515      $16.396          0
                             2005        $16.396      $16.992          0
                             2006        $16.992      $19.292          0
                             2007        $19.292      $17.954          0
                             2008        $17.954      $ 9.706          0
                             2009        $ 9.706      $ 9.132          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.043      $13.729          0
                             2005        $13.729      $14.109          0
                             2006        $14.109      $15.370          0
                             2007        $15.370      $15.124          0
                             2008        $15.124      $ 9.095          0
                             2009        $ 9.095      $11.854          0
                             2010        $11.854      $13.500          0
                             2011        $13.500      $12.981          0
                             2012        $12.981      $14.979          0
                             2013        $14.979      $19.549          0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.507      $15.678          0
                             2005        $15.678      $17.208          0
                             2006        $17.208      $17.758          0
                             2007        $17.758      $18.038          0
                             2008        $18.038      $ 9.612          0
                             2009        $ 9.612      $13.051          0
                             2010        $13.051      $14.854          0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.348      $12.692          0
                             2005        $12.692      $13.129          0
                             2006        $13.129      $13.547          0
                             2007        $13.547      $13.987          0
                             2008        $13.987      $ 8.619          0
                             2009        $ 8.619      $13.823          0
                             2010        $13.823      $16.341          0
                             2011        $16.341      $13.138          0
                             2012        $13.138      $14.685          0
                             2013        $14.685      $20.655          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.818      $14.885          0
                             2005        $14.885      $16.335          0
                             2006        $16.335      $17.714          0
                             2007        $17.714      $18.441          0
                             2008        $18.441      $15.343          0
                             2009        $15.343      $19.536          0
                             2010        $19.536      $20.981          0
                             2011        $20.981      $21.947          0
                             2012        $21.947      $25.315          0
                             2013        $25.315      $22.604          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.036          0
                             2005        $11.036      $12.094          0
                             2006        $12.094      $14.381          0
                             2007        $14.381      $15.448          0
                             2008        $15.448      $10.742          0
                             2009        $10.742      $13.620          0
                             2010        $13.620      $15.201          0
                             2011        $15.201      $16.223          0
                             2012        $16.223      $18.350          0
                             2013        $18.350      $21.488          0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.723          0
                             2005        $10.723      $12.143          0
                             2006        $12.143      $12.372          0
                             2007        $12.372      $14.757          0
                             2008        $14.757      $ 7.338          0
                             2009        $ 7.338      $11.888          0
                             2010        $11.888      $14.294          0
                             2011        $14.294      $13.597          0
                             2012        $13.597      $15.218          0
                             2013        $15.218      $22.052          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.698          0
                             2005        $10.698      $12.090          0
                             2006        $12.090      $12.283          0
                             2007        $12.283      $14.623          0
                             2008        $14.623      $ 7.248          0
                             2009        $ 7.248      $11.713          0
                             2010        $11.713      $14.055          0
                             2011        $14.055      $13.336          0
                             2012        $13.336      $14.884          0
                             2013        $14.884      $21.517          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.796          0
                             2007        $ 9.796      $11.753          0
                             2008        $11.753      $ 6.116          0
                             2009        $ 6.116      $ 9.419          0
                             2010        $ 9.419      $12.193          0
                             2011        $12.193      $11.076          0
                             2012        $11.076      $11.759          0
                             2013        $11.759      $15.820          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.543      $15.764          0
                             2005        $15.764      $17.415          0
                             2006        $17.415      $19.061          0
                             2007        $19.061      $19.203          0
                             2008        $19.203      $11.193          0
                             2009        $11.193      $16.063          0
                             2010        $16.063      $19.894          0
                             2011        $19.894      $17.772          0
                             2012        $17.772      $19.949          0
                             2013        $19.949      $33.448          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.452      $19.245          0
                             2005        $19.245      $21.989          0
                             2006        $21.989      $29.627          0
                             2007        $29.627      $23.982          0
                             2008        $23.982      $14.536          0
                             2009        $14.536      $18.278          0
                             2010        $18.278      $23.169          0
                             2011        $23.169      $23.959          0
                             2012        $23.959      $27.107          0
                             2013        $27.107      $26.992          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.400          0
                             2005        $ 9.840      $ 9.864          0
                             2006        $ 9.864      $10.056          0
                             2007        $10.056      $10.278          0
                             2008        $10.278      $10.238          0
                             2009        $10.238      $10.027          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
   DEATH BENEFIT OPTION OR ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                           BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.0


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.228          0
                             2007        $10.228      $11.733          0
                             2008        $11.733      $ 6.577          0
                             2009        $ 6.577      $ 8.714          0
                             2010        $ 8.714      $ 9.966          0
                             2011        $ 9.966      $ 9.477          0
                             2012        $ 9.477      $10.765          0
                             2013        $10.765      $13.789          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.419          0
                             2007        $10.419      $11.048          0
                             2008        $11.048      $ 8.086          0
                             2009        $ 8.086      $ 9.803          0
                             2010        $ 9.803      $10.792          0
                             2011        $10.792      $10.511          0
                             2012        $10.511      $11.471          0
                             2013        $11.471      $12.700          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.448          0
                             2007        $10.448      $11.237          0
                             2008        $11.237      $ 7.385          0
                             2009        $ 7.385      $ 9.286          0
                             2010        $ 9.286      $10.384          0
                             2011        $10.384      $10.031          0
                             2012        $10.031      $11.093          0
                             2013        $11.093      $12.547          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.457          0
                             2007        $10.457      $11.360          0
                             2008        $11.360      $ 6.870          0
                             2009        $ 6.870      $ 8.814          0
                             2010        $ 8.814      $ 9.991          0
                             2011        $ 9.991      $ 9.496          0
                             2012        $ 9.496      $10.698          0
                             2013        $10.698      $12.704          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.310          0
                             2007        $10.310      $10.679          0
                             2008        $10.679      $ 9.327          0
                             2009        $ 9.327      $10.459          0
                             2010        $10.459      $10.972          0
                             2011        $10.972      $10.881          0
                             2012        $10.881      $11.308          0
                             2013        $11.308      $11.637          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.706          0
                             2007        $ 9.706      $11.610          0
                             2008        $11.610      $ 6.271          0
                             2009        $ 6.271      $ 8.859          0
                             2010        $ 8.859      $10.378          0
                             2011        $10.378      $10.197          0
                             2012        $10.197      $11.786          0
                             2013        $11.786      $15.518          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.779          0
                             2007        $10.779      $11.088          0
                             2008        $11.088      $ 6.815          0
                             2009        $ 6.815      $ 8.419          0
                             2010        $ 8.419      $ 9.448          0
                             2011        $ 9.448      $ 9.406          0
                             2012        $ 9.406      $10.638          0
                             2013        $10.638      $13.725          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.838          0
                             2007        $ 9.838      $11.097          0
                             2008        $11.097      $ 6.555          0
                             2009        $ 6.555      $ 8.960          0
                             2010        $ 8.960      $11.268          0
                             2011        $11.268      $ 9.826          0
                             2012        $ 9.826      $11.009          0
                             2013        $11.009      $14.631          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.326      $14.418        3,242
                             2005        $14.418      $14.599            0
                             2006        $14.599      $16.673            0
                             2007        $16.673      $15.701            0
                             2008        $15.701      $ 9.960            0
                             2009        $ 9.960      $12.328            0
                             2010        $12.328      $14.070            0
                             2011        $14.070      $14.094            0
                             2012        $14.094      $15.470            0
                             2013        $15.470      $19.611            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.194            0
                             2005        $11.194      $11.126            0
                             2006        $11.126      $12.868            0
                             2007        $12.868      $13.057            0
                             2008        $13.057      $ 8.984            0
                             2009        $ 8.984      $11.915            0
                             2010        $11.915      $13.131            0
                             2011        $13.131      $13.150            0
                             2012        $13.150      $14.489            0
                             2013        $14.489      $16.147            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.509            0
                             2005        $10.509      $10.389            0
                             2006        $10.389      $11.269            0
                             2007        $11.269      $11.708            0
                             2008        $11.708      $ 7.497            0
                             2009        $ 7.497      $ 9.513            0
                             2010        $ 9.513      $10.383            0
                             2011        $10.383      $10.003            0
                             2012        $10.003      $10.994            0
                             2013        $10.994      $13.833            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.491      $17.540          782
                             2005        $17.540      $18.661          751
                             2006        $18.661      $21.353            0
                             2007        $21.353      $20.386            0
                             2008        $20.386      $13.355            0
                             2009        $13.355      $16.871            0
                             2010        $16.871      $21.160            0
                             2011        $21.160      $19.919            0
                             2012        $19.919      $23.064            0
                             2013        $23.064      $30.734            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.468      $16.866        1,153
                             2005        $16.866      $17.287        1,591
                             2006        $17.287      $18.379        1,341
                             2007        $18.379      $19.995          436
                             2008        $19.995      $11.246          416
                             2009        $11.246      $15.793          318
                             2010        $15.793      $19.714          233
                             2011        $19.714      $18.352            0
                             2012        $18.352      $19.896            0
                             2013        $19.896      $26.886            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.211            0
                             2005        $10.211      $10.228            0
                             2006        $10.228      $10.406            0
                             2007        $10.406      $10.850            0
                             2008        $10.850      $11.418            0
                             2009        $11.418      $11.513            0
                             2010        $11.513      $11.856            0
                             2011        $11.856      $12.256            0
                             2012        $12.256      $12.213            0
                             2013        $12.213      $11.678            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.974            0
                             2007        $10.974      $12.004            0
                             2008        $12.004      $ 8.400            0
                             2009        $ 8.400      $10.131            0
                             2010        $10.131      $11.095            0
                             2011        $11.095      $10.531            0
                             2012        $10.531      $11.676            0
                             2013        $11.676      $14.574            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.624      $13.908        2,427
                             2005        $13.908      $15.040          782
                             2006        $15.040      $17.415            0
                             2007        $17.415      $17.625            0
                             2008        $17.625      $10.841            0
                             2009        $10.841      $13.366            0
                             2010        $13.366      $14.537            0
                             2011        $14.537      $14.071            0
                             2012        $14.071      $15.722            0
                             2013        $15.722      $19.724            0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.792      $20.483        2,450
                             2005        $20.483      $25.531        2,361
                             2006        $25.531      $31.989            0
                             2007        $31.989      $40.290            0
                             2008        $40.290      $18.636            0
                             2009        $18.636      $31.461            0
                             2010        $31.461      $36.185            0
                             2011        $36.185      $29.781            0
                             2012        $29.781      $32.961            0
                             2013        $32.961      $31.942            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.532      $15.688        3,244
                             2005        $15.688      $16.906        3,578
                             2006        $16.906      $20.083            0
                             2007        $20.083      $22.677          414
                             2008        $22.677      $13.224          369
                             2009        $13.224      $17.725          271
                             2010        $17.725      $18.795          222
                             2011        $18.795      $16.429            0
                             2012        $16.429      $18.998            0
                             2013        $18.998      $22.851            0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.825      $14.393          939
                             2005        $14.393      $13.645          891
                             2006        $13.645      $15.052          845
                             2007        $15.052      $16.340            0
                             2008        $16.340      $16.974            0
                             2009        $16.974      $19.705            0
                             2010        $19.705      $22.058            0
                             2011        $22.058      $21.388            0
                             2012        $21.388      $24.070            0
                             2013        $24.070      $23.927            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.680      $12.199            0
                             2005        $12.199      $12.844            0
                             2006        $12.844      $12.893            0
                             2007        $12.893      $14.708            0
                             2008        $14.708      $ 7.320            0
                             2009        $ 7.320      $11.859            0
                             2010        $11.859      $13.869            0
                             2011        $13.869      $12.699            0
                             2012        $12.699      $14.084            0
                             2013        $14.084      $19.258            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.260        1,140
                             2005        $11.260      $12.370        1,095
                             2006        $12.370      $14.605        1,055
                             2007        $14.605      $15.404            0
                             2008        $15.404      $ 8.845            0
                             2009        $ 8.845      $12.043            0
                             2010        $12.043      $14.400            0
                             2011        $14.400      $14.215            0
                             2012        $14.215      $16.309            0
                             2013        $16.309      $21.418            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.254          0
                             2005        $11.254      $12.345          0
                             2006        $12.345      $14.566          0
                             2007        $14.566      $15.348          0
                             2008        $15.348      $ 8.794          0
                             2009        $ 8.794      $11.969          0
                             2010        $11.969      $14.304          0
                             2011        $14.304      $14.107          0
                             2012        $14.107      $16.154          0
                             2013        $16.154      $21.162          0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.297          0
                             2005        $11.297      $11.505          0
                             2006        $11.505      $13.059          0
                             2007        $13.059      $12.474          0
                             2008        $12.474      $ 7.832          0
                             2009        $ 7.832      $ 9.837          0
                             2010        $ 9.837      $11.132          0
                             2011        $11.132      $10.659          0
                             2012        $10.659      $12.398          0
                             2013        $12.398      $16.450          0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.922          0
                             2005        $10.922      $11.472          0
                             2006        $11.472      $12.633          0
                             2007        $12.633      $12.770          0
                             2008        $12.770      $ 9.657          0
                             2009        $ 9.657      $11.570          0
                             2010        $11.570      $12.678          0
                             2011        $12.678      $12.240          0
                             2012        $12.240      $13.454          0
                             2013        $13.454      $16.435          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.289      $14.833        1,067
                             2005        $14.833      $15.920        2,433
                             2006        $15.920      $18.060            0
                             2007        $18.060      $18.108            0
                             2008        $18.108      $12.006            0
                             2009        $12.006      $14.574            0
                             2010        $14.574      $15.993            0
                             2011        $15.993      $15.290            0
                             2012        $15.290      $17.100            0
                             2013        $17.100      $22.373            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.084          751
                             2005        $11.084      $12.047          722
                             2006        $12.047      $12.364            0
                             2007        $12.364      $14.220            0
                             2008        $14.220      $ 7.394            0
                             2009        $ 7.394      $11.310            0
                             2010        $11.310      $14.079            0
                             2011        $14.079      $12.482            0
                             2012        $12.482      $13.628            0
                             2013        $13.628      $18.208            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.347            0
                             2005        $10.347      $10.253            0
                             2006        $10.253      $10.965            0
                             2007        $10.965      $11.387            0
                             2008        $11.387      $ 9.184            0
                             2009        $ 9.184      $12.066            0
                             2010        $12.066      $13.255            0
                             2011        $13.255      $13.533            0
                             2012        $13.533      $14.895            0
                             2013        $14.895      $15.760            0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.895            0
                             2005        $10.895      $11.398            0
                             2006        $11.398      $12.782            0
                             2007        $12.782      $13.341            0
                             2008        $13.341      $ 9.307            0
                             2009        $ 9.307      $11.468            0
                             2010        $11.468      $13.351            0
                             2011        $13.351      $12.473            0
                             2012        $12.473      $13.490            0
                             2013        $13.490      $17.913            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.880          0
                             2005        $10.880      $10.988          0
                             2006        $10.988      $12.604          0
                             2007        $12.604      $12.750          0
                             2008        $12.750      $ 7.928          0
                             2009        $ 7.928      $ 9.220          0
                             2010        $ 9.220      $10.589          0
                             2011        $10.589      $ 9.728          0
                             2012        $ 9.728      $10.664          0
                             2013        $10.664      $14.175          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.127          0
                             2005        $11.127      $11.388          0
                             2006        $11.388      $12.018          0
                             2007        $12.018      $14.255          0
                             2008        $14.255      $ 8.610          0
                             2009        $ 8.610      $12.258          0
                             2010        $12.258      $14.738          0
                             2011        $14.738      $12.967          0
                             2012        $12.967      $14.471          0
                             2013        $14.471      $19.402          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.110          0
                             2005        $11.110      $11.761          0
                             2006        $11.761      $12.912          0
                             2007        $12.912      $12.701          0
                             2008        $12.701      $ 7.533          0
                             2009        $ 7.533      $ 9.329          0
                             2010        $ 9.329      $11.446          0
                             2011        $11.446      $10.746          0
                             2012        $10.746      $12.039          0
                             2013        $12.039      $15.346          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.248      $12.772          0
                             2005        $12.772      $13.100          0
                             2006        $13.100      $13.799          0
                             2007        $13.799      $15.365          0
                             2008        $15.365      $ 8.166          0
                             2009        $ 8.166      $11.513          0
                             2010        $11.513      $12.291          0
                             2011        $12.291      $11.857          0
                             2012        $11.857      $13.198          0
                             2013        $13.198      $16.708          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.031      $13.994        1,544
                             2005        $13.994      $14.191            0
                             2006        $14.191      $15.388            0
                             2007        $15.388      $15.574            0
                             2008        $15.574      $ 8.589            0
                             2009        $ 8.589      $10.215            0
                             2010        $10.215      $11.258            0
                             2011        $11.258      $11.054            0
                             2012        $11.054      $12.120            0
                             2013        $12.120      $13.376            0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.095            0
                             2005        $10.095      $10.105            0
                             2006        $10.105      $10.371            0
                             2007        $10.371      $10.558            0
                             2008        $10.558      $ 6.291            0
                             2009        $ 6.291      $ 6.711            0
                             2010        $ 6.711      $ 7.304            0
                             2011        $ 7.304      $ 7.711            0
                             2012        $ 7.711      $ 8.309            0
                             2013        $ 8.309      $ 8.096            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.330      $14.403            0
                             2005        $14.403      $15.778            0
                             2006        $15.778      $15.850            0
                             2007        $15.850      $16.437            0
                             2008        $16.437      $ 8.164            0
                             2009        $ 8.164      $10.562            0
                             2010        $10.562      $13.137            0
                             2011        $13.137      $12.957            0
                             2012        $12.957      $14.721            0
                             2013        $14.721      $19.529            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.165      $16.471        2,885
                             2005        $16.471      $18.376        4,852
                             2006        $18.376      $21.096            0
                             2007        $21.096      $21.886            0
                             2008        $21.886      $12.773            0
                             2009        $12.773      $17.410            0
                             2010        $17.410      $19.703            0
                             2011        $19.703      $17.628            0
                             2012        $17.628      $20.854            0
                             2013        $20.854      $25.903            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.078      $12.810        1,961
                             2005        $12.810      $12.841        3,145
                             2006        $12.841      $13.469            0
                             2007        $13.469      $14.430        1,331
                             2008        $14.430      $12.070          847
                             2009        $12.070      $13.979          701
                             2010        $13.979      $15.693          516
                             2011        $15.693      $15.449            0
                             2012        $15.449      $17.097            0
                             2013        $17.097      $16.661            0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.895      $13.714          921
                             2005        $13.714      $13.683          875
                             2006        $13.683      $14.619            0
                             2007        $14.619      $14.230            0
                             2008        $14.230      $ 2.982            0
                             2009        $ 2.982      $ 3.674            0
                             2010        $ 3.674      $ 4.112            0
                             2011        $ 4.112      $ 3.920            0
                             2012        $ 3.920      $ 4.334            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.572      $13.422        5,016
                             2005        $13.422      $13.882          835
                             2006        $13.882      $15.583            0
                             2007        $15.583      $15.873            0
                             2008        $15.873      $ 9.528            0
                             2009        $ 9.528      $11.928            0
                             2010        $11.928      $13.514            0
                             2011        $13.514      $13.177            0
                             2012        $13.177      $15.028            0
                             2013        $15.028      $19.320            0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.592      $17.010          815
                             2005        $17.010      $18.255          782
                             2006        $18.255      $20.474            0
                             2007        $20.474      $19.744            0
                             2008        $19.744      $11.972            0
                             2009        $11.972      $16.029            0
                             2010        $16.029      $19.293            0
                             2011        $19.293      $18.421            0
                             2012        $18.421      $21.201            0
                             2013        $21.201      $29.161            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.231            0
                             2010        $12.231      $13.471            0
                             2011        $13.471      $13.430            0
                             2012        $13.430      $15.671            0
                             2013        $15.671      $20.297            0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.024      $12.726        1,281
                             2005        $12.726      $12.946        1,275
                             2006        $12.946      $14.173            0
                             2007        $14.173      $13.993        1,264
                             2008        $13.993      $ 8.113        1,258
                             2009        $ 8.113      $ 9.969        1,250
                             2010        $ 9.969      $10.806        1,243
                             2011        $10.806      $10.863        1,237
                             2012        $10.863      $11.956        1,230
                             2013        $11.956      $13.810        1,223
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.372      $13.203            0
                             2005        $13.203      $13.815            0
                             2006        $13.815      $15.251            0
                             2007        $15.251      $15.354            0
                             2008        $15.354      $10.013            0
                             2009        $10.013      $13.242            0
                             2010        $13.242      $14.855            0
                             2011        $14.855      $14.469            0
                             2012        $14.469      $16.161            0
                             2013        $16.161      $18.888            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.247      $11.785            0
                             2005        $11.785      $13.049            0
                             2006        $13.049      $13.120            0
                             2007        $13.120      $12.754            0
                             2008        $12.754      $10.345            0
                             2009        $10.345      $12.750            0
                             2010        $12.750      $12.778            0
                             2011        $12.778      $12.352            0
                             2012        $12.352      $14.771            0
                             2013        $14.771      $20.467            0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.989      $16.638        1,181
                             2005        $16.638      $17.670        1,175
                             2006        $17.670      $21.957            0
                             2007        $21.957      $25.756        1,165
                             2008        $25.756      $17.510        1,160
                             2009        $17.510      $18.387        1,152
                             2010        $18.387      $18.314        1,146
                             2011        $18.314      $16.945        1,140
                             2012        $16.945      $17.408        1,134
                             2013        $17.408      $19.380        1,128

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.439      $14.605          697
                             2005        $14.605      $15.033        1,497
                             2006        $15.033      $17.045            0
                             2007        $17.045      $15.663          804
                             2008        $15.663      $ 9.391          780
                             2009        $ 9.391      $11.924          622
                             2010        $11.924      $13.340          499
                             2011        $13.340      $12.442            0
                             2012        $12.442      $14.498            0
                             2013        $14.498      $19.240            0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.280      $14.358          912
                             2005        $14.358      $14.479          866
                             2006        $14.479      $15.654            0
                             2007        $15.654      $15.737            0
                             2008        $15.737      $11.380            0
                             2009        $11.380      $16.716            0
                             2010        $16.716      $18.646            0
                             2011        $18.646      $18.559            0
                             2012        $18.559      $21.058            0
                             2013        $21.058      $22.214            0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.391      $10.614        4,774
                             2005        $10.614      $10.628        6,240
                             2006        $10.628      $10.865            0
                             2007        $10.865      $11.181        4,245
                             2008        $11.181      $ 8.320        3,650
                             2009        $ 8.320      $11.934        3,378
                             2010        $11.934      $12.825        3,144
                             2011        $12.825      $13.172        2,491
                             2012        $13.172      $14.267        2,477
                             2013        $14.267      $14.216        2,464
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.317      $15.134        2,745
                             2005        $15.134      $16.610        2,645
                             2006        $16.610      $20.751            0
                             2007        $20.751      $21.992            0
                             2008        $21.992      $12.056            0
                             2009        $12.056      $14.696            0
                             2010        $14.696      $15.816            0
                             2011        $15.816      $12.850            0
                             2012        $12.850      $15.322            0
                             2013        $15.322      $19.194            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.928      $14.243            0
                             2005        $14.243      $15.159            0
                             2006        $15.159      $16.894            0
                             2007        $16.894      $15.669            0
                             2008        $15.669      $ 9.264            0
                             2009        $ 9.264      $11.854            0
                             2010        $11.854      $13.209            0
                             2011        $13.209      $12.926            0
                             2012        $12.926      $14.770            0
                             2013        $14.770      $19.521            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.804      $ 9.653            0
                             2005        $ 9.653      $ 9.681        6,241
                             2006        $ 9.681      $ 9.886            0
                             2007        $ 9.886      $10.131            0
                             2008        $10.131      $10.163            0
                             2009        $10.163      $ 9.962            0
                             2010        $ 9.962      $ 9.747            0
                             2011        $ 9.747      $ 9.535            0
                             2012        $ 9.535      $ 9.327            0
                             2013        $ 9.327      $ 9.123            0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.420      $14.490            0
                             2005        $14.490      $15.591            0
                             2006        $15.591      $16.556            0
                             2007        $16.556      $17.121            0
                             2008        $17.121      $10.257            0
                             2009        $10.257      $13.257            0
                             2010        $13.257      $15.502          292
                             2011        $15.502      $14.393            0
                             2012        $14.393      $16.436            0
                             2013        $16.436      $21.935            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.502      $16.373          823
                             2005        $16.373      $16.959        2,566
                             2006        $16.959      $19.246            0
                             2007        $19.246      $17.902            0
                             2008        $17.902      $ 9.672            0
                             2009        $ 9.672      $ 9.100            0
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.031      $13.710          845
                             2005        $13.710      $14.082          807
                             2006        $14.082      $15.333            0
                             2007        $15.333      $15.079            0
                             2008        $15.079      $ 9.064            0
                             2009        $ 9.064      $11.807            0
                             2010        $11.807      $13.440            0
                             2011        $13.440      $12.917            0
                             2012        $12.917      $14.897            0
                             2013        $14.897      $19.432            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.495      $15.656        1,255
                             2005        $15.656      $17.175        1,667
                             2006        $17.175      $17.715            0
                             2007        $17.715      $17.985          488
                             2008        $17.985      $ 9.579          492
                             2009        $ 9.579      $12.999          375
                             2010        $12.999      $14.790            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.337      $12.674        1,660
                             2005        $12.674      $13.103        2,554
                             2006        $13.103      $13.514            0
                             2007        $13.514      $13.946          987
                             2008        $13.946      $ 8.589          873
                             2009        $ 8.589      $13.769          546
                             2010        $13.769      $16.268          407
                             2011        $16.268      $13.072            0
                             2012        $13.072      $14.605            0
                             2013        $14.605      $20.531            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.806      $14.864          230
                             2005        $14.864      $16.304          219
                             2006        $16.304      $17.671            0
                             2007        $17.671      $18.387            0
                             2008        $18.387      $15.290            0
                             2009        $15.290      $19.459            0
                             2010        $19.459      $20.887            0
                             2011        $20.887      $21.838            0
                             2012        $21.838      $25.176            0
                             2013        $25.176      $22.469            0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.030            0
                             2005        $11.030      $12.081            0
                             2006        $12.081      $14.359            0
                             2007        $14.359      $15.417            0
                             2008        $15.417      $10.715            0
                             2009        $10.715      $13.579            0
                             2010        $13.579      $15.147            0
                             2011        $15.147      $16.157            0
                             2012        $16.157      $18.266            0
                             2013        $18.266      $21.379            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.719        1,033
                             2005        $10.719      $12.133          987
                             2006        $12.133      $12.355          944
                             2007        $12.355      $14.730            0
                             2008        $14.730      $ 7.320            0
                             2009        $ 7.320      $11.854            0
                             2010        $11.854      $14.245            0
                             2011        $14.245      $13.544            0
                             2012        $13.544      $15.151            0
                             2013        $15.151      $21.944            0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.694            0
                             2005        $10.694      $12.080            0
                             2006        $12.080      $12.266            0
                             2007        $12.266      $14.595            0
                             2008        $14.595      $ 7.231            0
                             2009        $ 7.231      $11.679            0
                             2010        $11.679      $14.007            0
                             2011        $14.007      $13.284            0
                             2012        $13.284      $14.819            0
                             2013        $14.819      $21.411            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.793            0
                             2007        $ 9.793      $11.743            0
                             2008        $11.743      $ 6.108            0
                             2009        $ 6.108      $ 9.402            0
                             2010        $ 9.402      $12.164            0
                             2011        $12.164      $11.044            0
                             2012        $11.044      $11.719            0
                             2013        $11.719      $15.758            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.538      $15.751            0
                             2005        $15.751      $17.392            0
                             2006        $17.392      $19.025            0
                             2007        $19.025      $19.158            0
                             2008        $19.158      $11.161            0
                             2009        $11.161      $16.008            0
                             2010        $16.008      $19.816            0
                             2011        $19.816      $17.694            0
                             2012        $17.694      $19.851            0
                             2013        $19.851      $33.266            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.439      $19.218          0
                             2005        $19.218      $21.947          0
                             2006        $21.947      $29.555          0
                             2007        $29.555      $23.911          0
                             2008        $23.911      $14.486          0
                             2009        $14.486      $18.206          0
                             2010        $18.206      $23.066          0
                             2011        $23.066      $23.839          0
                             2012        $23.839      $26.959          0
                             2013        $26.959      $26.830          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.835          0
                             2005        $ 9.835      $ 9.854          0
                             2006        $ 9.854      $10.040          0
                             2007        $10.040      $10.257          0
                             2008        $10.257      $10.212          0
                             2009        $10.212      $ 9.997          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
   PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION
            (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003

                          MORTALITY & EXPENSE = 2.05


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.224            0
                             2007        $10.224      $11.723            0
                             2008        $11.723      $ 6.568            0
                             2009        $ 6.568      $ 8.698            0
                             2010        $ 8.698      $ 9.943            0
                             2011        $ 9.943      $ 9.450            0
                             2012        $ 9.450      $10.728            0
                             2013        $10.728      $13.735            0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.415            0
                             2007        $10.415      $11.038        1,221
                             2008        $11.038      $ 8.075            0
                             2009        $ 8.075      $ 9.785            0
                             2010        $ 9.785      $10.766            0
                             2011        $10.766      $10.480            0
                             2012        $10.480      $11.432            0
                             2013        $11.432      $12.651            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.445            0
                             2007        $10.445      $11.227            0
                             2008        $11.227      $ 7.375            0
                             2009        $ 7.375      $ 9.269            0
                             2010        $ 9.269      $10.359            0
                             2011        $10.359      $10.002            0
                             2012        $10.002      $11.056            0
                             2013        $11.056      $12.498            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.454          0
                             2007        $10.454      $11.350          0
                             2008        $11.350      $ 6.860          0
                             2009        $ 6.860      $ 8.798          0
                             2010        $ 8.798      $ 9.967          0
                             2011        $ 9.967      $ 9.469          0
                             2012        $ 9.469      $10.662          0
                             2013        $10.662      $12.654          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.306          0
                             2007        $10.306      $10.670          0
                             2008        $10.670      $ 9.314          0
                             2009        $ 9.314      $10.439          0
                             2010        $10.439      $10.946          0
                             2011        $10.946      $10.850          0
                             2012        $10.850      $11.270          0
                             2013        $11.270      $11.591          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.703          0
                             2007        $ 9.703      $11.601          0
                             2008        $11.601      $ 6.263          0
                             2009        $ 6.263      $ 8.843          0
                             2010        $ 8.843      $10.354          0
                             2011        $10.354      $10.168          0
                             2012        $10.168      $11.746          0
                             2013        $11.746      $15.457          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.776          0
                             2007        $10.776      $11.079          0
                             2008        $11.079      $ 6.806          0
                             2009        $ 6.806      $ 8.403          0
                             2010        $ 8.403      $ 9.425          0
                             2011        $ 9.425      $ 9.379          0
                             2012        $ 9.379      $10.602          0
                             2013        $10.602      $13.671          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.835          0
                             2007        $ 9.835      $11.088          0
                             2008        $11.088      $ 6.546          0
                             2009        $ 6.546      $ 8.943          0
                             2010        $ 8.943      $11.241          0
                             2011        $11.241      $ 9.797          0
                             2012        $ 9.797      $10.972          0
                             2013        $10.972      $14.574          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.322      $14.406          263
                             2005        $14.406      $14.579          269
                             2006        $14.579      $16.642            0
                             2007        $16.642      $15.664          277
                             2008        $15.664      $ 9.931          239
                             2009        $ 9.931      $12.286          247
                             2010        $12.286      $14.015          246
                             2011        $14.015      $14.031          239
                             2012        $14.031      $15.394          234
                             2013        $15.394      $19.505          232
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.191            0
                             2005        $11.191      $11.116            0
                             2006        $11.116      $12.850            0
                             2007        $12.850      $13.033        1,024
                             2008        $13.033      $ 8.962            0
                             2009        $ 8.962      $11.880            0
                             2010        $11.880      $13.086            0
                             2011        $13.086      $13.099            0
                             2012        $13.099      $14.425            0
                             2013        $14.425      $16.068            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.508            0
                             2005        $10.508      $10.382            0
                             2006        $10.382      $11.256            0
                             2007        $11.256      $11.688            0
                             2008        $11.688      $ 7.481            0
                             2009        $ 7.481      $ 9.488            0
                             2010        $ 9.488      $10.350            0
                             2011        $10.350      $ 9.966            0
                             2012        $ 9.966      $10.948            0
                             2013        $10.948      $13.768            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.486      $17.525            0
                             2005        $17.525      $18.635            0
                             2006        $18.635      $21.313            0
                             2007        $21.313      $20.337          200
                             2008        $20.337      $13.317            0
                             2009        $13.317      $16.814            0
                             2010        $16.814      $21.077            0
                             2011        $21.077      $19.831            0
                             2012        $19.831      $22.950            0
                             2013        $22.950      $30.567            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.463      $16.851           0
                             2005        $16.851      $17.264           0
                             2006        $17.264      $18.345           0
                             2007        $18.345      $19.948           0
                             2008        $19.948      $11.213           0
                             2009        $11.213      $15.739           0
                             2010        $15.739      $19.637           0
                             2011        $19.637      $18.271           0
                             2012        $18.271      $19.798           0
                             2013        $19.798      $26.740           0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.207           0
                             2005        $10.207      $10.219           0
                             2006        $10.219      $10.392           0
                             2007        $10.392      $10.830           0
                             2008        $10.830      $11.390           0
                             2009        $11.390      $11.480           0
                             2010        $11.480      $11.816           0
                             2011        $11.816      $12.208           0
                             2012        $12.208      $12.159           0
                             2013        $12.159      $11.621           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.970           0
                             2007        $10.970      $11.993           0
                             2008        $11.993      $ 8.388           0
                             2009        $ 8.388      $10.112           0
                             2010        $10.112      $11.068           0
                             2011        $11.068      $10.500           0
                             2012        $10.500      $11.636           0
                             2013        $11.636      $14.517           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.620      $13.896          91
                             2005        $13.896      $15.019          88
                             2006        $15.019      $17.383           0
                             2007        $17.383      $17.583          83
                             2008        $17.583      $10.810          73
                             2009        $10.810      $13.320          76
                             2010        $13.320      $14.480          79
                             2011        $14.480      $14.009          79
                             2012        $14.009      $15.645          77
                             2013        $15.645      $19.617          77

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.786      $20.465           0
                             2005        $20.465      $25.496           0
                             2006        $25.496      $31.929           0
                             2007        $31.929      $40.194         160
                             2008        $40.194      $18.582           0
                             2009        $18.582      $31.354           0
                             2010        $31.354      $36.043           0
                             2011        $36.043      $29.649           0
                             2012        $29.649      $32.799           0
                             2013        $32.799      $31.768           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.527      $15.675           0
                             2005        $15.675      $16.883           0
                             2006        $16.883      $20.046           0
                             2007        $20.046      $22.623         465
                             2008        $22.623      $13.186           0
                             2009        $13.186      $17.665           0
                             2010        $17.665      $18.722           0
                             2011        $18.722      $16.356           0
                             2012        $16.356      $18.904           0
                             2013        $18.904      $22.726           0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.821      $14.381           0
                             2005        $14.381      $13.627           0
                             2006        $13.627      $15.024           0
                             2007        $15.024      $16.301           0
                             2008        $16.301      $16.925           0
                             2009        $16.925      $19.638           0
                             2010        $19.638      $21.972           0
                             2011        $21.972      $21.294           0
                             2012        $21.294      $23.952           0
                             2013        $23.952      $23.797           0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.676      $12.188           0
                             2005        $12.188      $12.826           0
                             2006        $12.826      $12.869           0
                             2007        $12.869      $14.673         326
                             2008        $14.673      $ 7.299           0
                             2009        $ 7.299      $11.819           0
                             2010        $11.819      $13.815           0
                             2011        $13.815      $12.643           0
                             2012        $12.643      $14.015           0
                             2013        $14.015      $19.154           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.256          0
                             2005        $11.256      $12.360          0
                             2006        $12.360      $14.585          0
                             2007        $14.585      $15.375          0
                             2008        $15.375      $ 8.824          0
                             2009        $ 8.824      $12.009          0
                             2010        $12.009      $14.351          0
                             2011        $14.351      $14.159          0
                             2012        $14.159      $16.237          0
                             2013        $16.237      $21.313          0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.250          0
                             2005        $11.250      $12.335          0
                             2006        $12.335      $14.546          0
                             2007        $14.546      $15.320          0
                             2008        $15.320      $ 8.773          0
                             2009        $ 8.773      $11.935          0
                             2010        $11.935      $14.256          0
                             2011        $14.256      $14.052          0
                             2012        $14.052      $16.082          0
                             2013        $16.082      $21.057          0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.293          0
                             2005        $11.293      $11.495          0
                             2006        $11.495      $13.041          0
                             2007        $13.041      $12.451          0
                             2008        $12.451      $ 7.814          0
                             2009        $ 7.814      $ 9.809          0
                             2010        $ 9.809      $11.094          0
                             2011        $11.094      $10.617          0
                             2012        $10.617      $12.343          0
                             2013        $12.343      $16.369          0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.918          0
                             2005        $10.918      $11.462          0
                             2006        $11.462      $12.616          0
                             2007        $12.616      $12.746          0
                             2008        $12.746      $ 9.634          0
                             2009        $ 9.634      $11.536          0
                             2010        $11.536      $12.635          0
                             2011        $12.635      $12.192          0
                             2012        $12.192      $13.395          0
                             2013        $13.395      $16.353          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.284      $14.821           0
                             2005        $14.821      $15.898           0
                             2006        $15.898      $18.026           0
                             2007        $18.026      $18.064           0
                             2008        $18.064      $11.971           0
                             2009        $11.971      $14.524           0
                             2010        $14.524      $15.930           0
                             2011        $15.930      $15.222           0
                             2012        $15.222      $17.015           0
                             2013        $17.015      $22.251           0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.081         114
                             2005        $11.081      $12.037         110
                             2006        $12.037      $12.347           0
                             2007        $12.347      $14.194         103
                             2008        $14.194      $ 7.377         107
                             2009        $ 7.377      $11.277          90
                             2010        $11.277      $14.031          82
                             2011        $14.031      $12.433          90
                             2012        $12.433      $13.567          88
                             2013        $13.567      $18.119          87
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.346           0
                             2005        $10.346      $10.247           0
                             2006        $10.247      $10.952           0
                             2007        $10.952      $11.368         758
                             2008        $11.368      $ 9.165           0
                             2009        $ 9.165      $12.033           0
                             2010        $12.033      $13.213           0
                             2011        $13.213      $13.483           0
                             2012        $13.483      $14.833           0
                             2013        $14.833      $15.686           0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.894           0
                             2005        $10.894      $11.391           0
                             2006        $11.391      $12.767           0
                             2007        $12.767      $13.318         997
                             2008        $13.318      $ 9.287           0
                             2009        $ 9.287      $11.437           0
                             2010        $11.437      $13.308           0
                             2011        $13.308      $12.427           0
                             2012        $12.427      $13.433           0
                             2013        $13.433      $17.828           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.878          0
                             2005        $10.878      $10.981          0
                             2006        $10.981      $12.590          0
                             2007        $12.590      $12.729          0
                             2008        $12.729      $ 7.911          0
                             2009        $ 7.911      $ 9.196          0
                             2010        $ 9.196      $10.555          0
                             2011        $10.555      $ 9.692          0
                             2012        $ 9.692      $10.619          0
                             2013        $10.619      $14.108          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.126          0
                             2005        $11.126      $11.380          0
                             2006        $11.380      $12.004          0
                             2007        $12.004      $14.231          0
                             2008        $14.231      $ 8.592          0
                             2009        $ 8.592      $12.225          0
                             2010        $12.225      $14.691          0
                             2011        $14.691      $12.919          0
                             2012        $12.919      $14.410          0
                             2013        $14.410      $19.311          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.109          0
                             2005        $11.109      $11.754          0
                             2006        $11.754      $12.897          0
                             2007        $12.897      $12.680          0
                             2008        $12.680      $ 7.517          0
                             2009        $ 7.517      $ 9.304          0
                             2010        $ 9.304      $11.409          0
                             2011        $11.409      $10.707          0
                             2012        $10.707      $11.988          0
                             2013        $11.988      $15.274          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.243      $12.671          0
                             2005        $12.761      $13.083          0
                             2006        $13.083      $13.773          0
                             2007        $13.773      $15.329          0
                             2008        $15.329      $ 8.142          0
                             2009        $ 8.142      $11.474          0
                             2010        $11.474      $12.243          0
                             2011        $12.243      $11.805          0
                             2012        $11.805      $13.133          0
                             2013        $13.133      $16.618          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.026      $13.982          181
                             2005        $13.982      $14.171          186
                             2006        $14.171      $15.359            0
                             2007        $15.359      $15.537          185
                             2008        $15.537      $ 8.564          185
                             2009        $ 8.564      $10.180          200
                             2010        $10.180      $11.214          204
                             2011        $11.214      $11.005          197
                             2012        $11.005      $12.060          203
                             2013        $12.060      $13.304          200
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.093            0
                             2005        $10.093      $10.098            0
                             2006        $10.098      $10.360            0
                             2007        $10.360      $10.540        1,572
                             2008        $10.540      $ 6.278            0
                             2009        $ 6.278      $ 6.693            0
                             2010        $ 6.693      $ 7.281            0
                             2011        $ 7.281      $ 7.682            0
                             2012        $ 7.682      $ 8.274          280
                             2013        $ 8.274      $ 8.058          277
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.326      $14.391            0
                             2005        $14.391      $15.756            0
                             2006        $15.756      $15.820            0
                             2007        $15.820      $16.397            0
                             2008        $16.397      $ 8.141            0
                             2009        $ 8.141      $10.526            0
                             2010        $10.526      $13.086            0
                             2011        $13.086      $12.900            0
                             2012        $12.900      $14.649            0
                             2013        $14.649      $19.423            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.160      $16.456           77
                             2005        $16.456      $18.351           72
                             2006        $18.351      $21.057            0
                             2007        $21.057      $21.834           67
                             2008        $21.834      $12.736           63
                             2009        $12.736      $17.350           59
                             2010        $17.350      $19.625           58
                             2011        $19.625      $17.551           63
                             2012        $17.551      $20.751            0
                             2013        $20.751      $25.762            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.074      $12.799           0
                             2005        $12.799      $12.823           0
                             2006        $12.823      $13.443           0
                             2007        $13.443      $14.396           0
                             2008        $14.396      $12.035           0
                             2009        $12.035      $13.931           0
                             2010        $13.931      $15.631           0
                             2011        $15.631      $15.381           0
                             2012        $15.381      $17.013          72
                             2013        $17.013      $16.571          71
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.890      $13.702          91
                             2005        $13.702      $13.665          97
                             2006        $13.665      $14.592           0
                             2007        $14.592      $14.197         101
                             2008        $14.197      $ 2.973         274
                             2009        $ 2.973      $ 3.661         278
                             2010        $ 3.661      $ 4.096         282
                             2011        $ 4.096      $ 3.902         277
                             2012        $ 3.902      $ 4.313           0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.568      $13.410           0
                             2005        $13.410      $13.863           0
                             2006        $13.863      $15.554           0
                             2007        $15.554      $15.835           0
                             2008        $15.835      $ 9.500           0
                             2009        $ 9.500      $11.888           0
                             2010        $11.888      $13.461           0
                             2011        $13.461      $13.118           0
                             2012        $13.118      $14.954           0
                             2013        $14.954      $19.215           0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.587      $16.995           0
                             2005        $16.995      $18.230           0
                             2006        $18.230      $20.435           0
                             2007        $20.435      $19.697           0
                             2008        $19.697      $11.937           0
                             2009        $11.937      $15.974           0
                             2010        $15.974      $19.217           0
                             2011        $19.217      $18.340           0
                             2012        $18.340      $21.096           0
                             2013        $21.096      $29.002           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.189          0
                             2010        $12.189      $13.419          0
                             2011        $13.419      $13.371          0
                             2012        $13.371      $15.594          0
                             2013        $15.594      $20.186          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.020      $12.715          0
                             2005        $12.715      $12.928          0
                             2006        $12.928      $14.146          0
                             2007        $14.146      $13.959          0
                             2008        $13.959      $ 8.089          0
                             2009        $ 8.089      $ 9.935          0
                             2010        $ 9.935      $10.764          0
                             2011        $10.764      $10.814          0
                             2012        $10.814      $11.897          0
                             2013        $11.897      $13.735          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.367      $13.192          0
                             2005        $13.192      $13.796          0
                             2006        $13.796      $15.223          0
                             2007        $15.223      $15.317          0
                             2008        $15.317      $ 9.984          0
                             2009        $ 9.984      $13.197          0
                             2010        $13.197      $14.796          0
                             2011        $14.796      $14.405          0
                             2012        $14.405      $16.081          0
                             2013        $16.081      $18.786          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.244      $11.775          0
                             2005        $11.775      $13.031          0
                             2006        $13.031      $13.096          0
                             2007        $13.096      $12.724          0
                             2008        $12.724      $10.315          0
                             2009        $10.315      $12.706          0
                             2010        $12.706      $12.728          0
                             2011        $12.728      $12.297          0
                             2012        $12.297      $14.698          0
                             2013        $14.698      $20.356          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.984      $16.624          0
                             2005        $16.624      $17.646          0
                             2006        $17.646      $21.916          0
                             2007        $21.916      $25.695          0
                             2008        $25.695      $17.460          0
                             2009        $17.460      $18.324          0
                             2010        $18.324      $18.243          0
                             2011        $18.243      $16.870          0
                             2012        $16.870      $17.323          0
                             2013        $17.323      $19.274          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.434      $14.593          0
                             2005        $14.593      $15.013          0
                             2006        $15.013      $17.013          0
                             2007        $17.013      $15.625          0
                             2008        $15.625      $ 9.364          0
                             2009        $ 9.364      $11.883          0
                             2010        $11.883      $13.287          0
                             2011        $13.287      $12.387          0
                             2012        $12.387      $14.427          0
                             2013        $14.427      $19.135          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.275      $14.346          0
                             2005        $14.346      $14.460          0
                             2006        $14.460      $15.624          0
                             2007        $15.624      $15.699          0
                             2008        $15.699      $11.347          0
                             2009        $11.347      $16.659          0
                             2010        $16.659      $18.573          0
                             2011        $18.573      $18.477          0
                             2012        $18.477      $20.954          0
                             2013        $20.954      $22.093          0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.388      $10.605          0
                             2005        $10.605      $10.613          0
                             2006        $10.613      $10.845          0
                             2007        $10.845      $11.155          0
                             2008        $11.155      $ 8.296          0
                             2009        $ 8.296      $11.894          0
                             2010        $11.894      $12.775          0
                             2011        $12.775      $13.114          0
                             2012        $13.114      $14.197          0
                             2013        $14.197      $14.139          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.312      $15.122          0
                             2005        $15.122      $16.587          0
                             2006        $16.587      $20.712          0
                             2007        $20.712      $21.939          0
                             2008        $21.939      $12.021          0
                             2009        $12.021      $14.646          0
                             2010        $14.646      $15.754          0
                             2011        $15.754      $12.793          0
                             2012        $12.793      $15.247          0
                             2013        $15.247      $19.090          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.923      $14.231          0
                             2005        $14.231      $15.138          0
                             2006        $15.138      $16.863          0
                             2007        $16.863      $15.631          0
                             2008        $15.631      $ 9.237          0
                             2009        $ 9.237      $11.814          0
                             2010        $11.814      $13.157          0
                             2011        $13.157      $12.868          0
                             2012        $12.868      $14.697          0
                             2013        $14.697      $19.414          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.801      $ 9.645          0
                             2005        $ 9.645      $ 9.668          0
                             2006        $ 9.668      $ 9.867          0
                             2007        $ 9.867      $10.107          0
                             2008        $10.107      $10.134          0
                             2009        $10.134      $ 9.928          0
                             2010        $ 9.928      $ 9.709          0
                             2011        $ 9.709      $ 9.493          0
                             2012        $ 9.493      $ 9.281          0
                             2013        $ 9.281      $ 9.074          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.425      $14.478          0
                             2005        $14.478      $15.570          0
                             2006        $15.570      $16.525          0
                             2007        $16.525      $17.080          0
                             2008        $17.080      $10.227          0
                             2009        $10.227      $13.211          0
                             2010        $13.211      $15.442          0
                             2011        $15.442      $14.329          0
                             2012        $14.329      $16.355          0
                             2013        $16.355      $21.815          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.497      $16.359          0
                             2005        $16.359      $16.936          0
                             2006        $16.936      $19.210          0
                             2007        $19.210      $17.859          0
                             2008        $17.859      $ 9.644          0
                             2009        $ 9.644      $ 9.073          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.027      $13.698          0
                             2005        $13.698      $14.063          0
                             2006        $14.063      $15.304          0
                             2007        $15.304      $15.043          0
                             2008        $15.043      $ 9.037          0
                             2009        $ 9.037      $11.767          0
                             2010        $11.767      $13.387          0
                             2011        $13.387      $12.859          0
                             2012        $12.859      $14.823          0
                             2013        $14.823      $19.326          0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.491      $15.643          0
                             2005        $15.643      $17.151          0
                             2006        $17.151      $17.682          0
                             2007        $17.682      $17.942          0
                             2008        $17.942      $ 9.551          0
                             2009        $ 9.551      $12.955          0
                             2010        $12.955      $14.734          0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.333      $12.664          0
                             2005        $12.664      $13.086          0
                             2006        $13.086      $13.489          0
                             2007        $13.489      $13.913          0
                             2008        $13.913      $ 8.564          0
                             2009        $ 8.564      $13.722          0
                             2010        $13.722      $16.205          0
                             2011        $16.205      $13.015          0
                             2012        $13.015      $14.533          0
                             2013        $14.533      $20.419          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.801      $14.852          0
                             2005        $14.852      $16.282          0
                             2006        $16.282      $17.638          0
                             2007        $17.638      $18.343          0
                             2008        $18.343      $15.246          0
                             2009        $15.246      $19.393          0
                             2010        $19.393      $20.806          0
                             2011        $20.806      $21.741          0
                             2012        $21.741      $25.052          0
                             2013        $25.052      $22.346          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.024           0
                             2005        $11.024      $12.069           0
                             2006        $12.069      $14.337           0
                             2007        $14.337      $15.385           0
                             2008        $15.385      $10.687           0
                             2009        $10.687      $13.537           0
                             2010        $13.537      $15.093           0
                             2011        $15.093      $16.091           0
                             2012        $16.091      $18.182           0
                             2013        $18.182      $21.270           0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.716         118
                             2005        $10.716      $12.122         108
                             2006        $12.122      $12.338         116
                             2007        $12.338      $14.702         100
                             2008        $14.702      $ 7.303         105
                             2009        $ 7.303      $11.819          87
                             2010        $11.819      $14.197          80
                             2011        $14.197      $13.491          81
                             2012        $13.491      $15.084           0
                             2013        $15.084      $21.835           0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.690           0
                             2005        $10.690      $12.069           0
                             2006        $12.069      $12.250           0
                             2007        $12.250      $14.568           0
                             2008        $14.568      $ 7.213           0
                             2009        $ 7.213      $11.646           0
                             2010        $11.646      $13.959           0
                             2011        $13.959      $13.232           0
                             2012        $13.232      $14.753           0
                             2013        $14.753      $21.306           0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.789           0
                             2007        $ 9.789      $11.733           0
                             2008        $11.733      $ 6.100           0
                             2009        $ 6.100      $ 9.384           0
                             2010        $ 9.384      $12.135           0
                             2011        $12.135      $11.012           0
                             2012        $11.012      $11.679           0
                             2013        $11.679      $15.697           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.533      $15.737           0
                             2005        $15.737      $17.368           0
                             2006        $17.368      $18.990           0
                             2007        $18.990      $19.112           0
                             2008        $19.112      $11.128           0
                             2009        $11.128      $15.954           0
                             2010        $15.954      $19.739           0
                             2011        $19.739      $17.616           0
                             2012        $17.616      $19.753           0
                             2013        $19.753      $33.085           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.434      $19.201          0
                             2005        $19.201      $21.917          0
                             2006        $21.917      $29.500          0
                             2007        $29.500      $23.854          0
                             2008        $23.854      $14.444          0
                             2009        $14.444      $18.144          0
                             2010        $18.144      $22.976          0
                             2011        $22.976      $23.734          0
                             2012        $23.734      $26.826          0
                             2013        $26.826      $26.684          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.830          0
                             2005        $ 9.830      $ 9.844          0
                             2006        $ 9.844      $10.025          0
                             2007        $10.025      $10.236          0
                             2008        $10.236      $10.186          0
                             2009        $10.186      $ 9.966          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
             INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 2.1


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.221             0
                             2007        $10.221      $11.713         5,776
                             2008        $11.713      $ 6.559        16,932
                             2009        $ 6.559      $ 8.682        12,298
                             2010        $ 8.682      $ 9.919        26,489
                             2011        $ 9.919      $ 9.422        27,655
                             2012        $ 9.422      $10.692        15,055
                             2013        $10.692      $13.681        14,160
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.412             0
                             2007        $10.412      $11.029             0
                             2008        $11.029      $ 8.064             0
                             2009        $ 8.064      $ 9.766             0
                             2010        $ 9.766      $10.740             0
                             2011        $10.740      $10.450             0
                             2012        $10.450      $11.393             0
                             2013        $11.393      $12.601             0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.441             0
                             2007        $10.441      $11.218             0
                             2008        $11.218      $ 7.365             0
                             2009        $ 7.365      $ 9.251         2,748
                             2010        $ 9.251      $10.335         2,551
                             2011        $10.335      $ 9.973        18,782
                             2012        $ 9.973      $11.018        22,039
                             2013        $11.018      $12.449        20,636

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.450             0
                             2007        $10.450      $11.341             0
                             2008        $11.341      $ 6.851             0
                             2009        $ 6.851      $ 8.781             0
                             2010        $ 8.781      $ 9.944             0
                             2011        $ 9.944      $ 9.441             0
                             2012        $ 9.441      $10.625             0
                             2013        $10.625      $12.605             0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.303             0
                             2007        $10.303      $10.661             0
                             2008        $10.661      $ 9.302             0
                             2009        $ 9.302      $10.419        11,115
                             2010        $10.419      $10.919        13,118
                             2011        $10.919      $10.818        14,309
                             2012        $10.818      $11.231             0
                             2013        $11.231      $11.546             0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.700             0
                             2007        $ 9.700      $11.591         1,018
                             2008        $11.591      $ 6.254         2,417
                             2009        $ 6.254      $ 8.826         4,551
                             2010        $ 8.826      $10.329         4,410
                             2011        $10.329      $10.138         4,282
                             2012        $10.138      $11.706         2,219
                             2013        $11.706      $15.397         1,840
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.772             0
                             2007        $10.772      $11.069         4,801
                             2008        $11.069      $ 6.797         3,287
                             2009        $ 6.797      $ 8.388         1,088
                             2010        $ 8.388      $ 9.403         1,083
                             2011        $ 9.403      $ 9.352           726
                             2012        $ 9.352      $10.565           720
                             2013        $10.565      $13.618           716
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.831             0
                             2007        $ 9.831      $11.078         2,365
                             2008        $11.078      $ 6.537         4,673
                             2009        $ 6.537      $ 8.926         2,184
                             2010        $ 8.926      $11.214         2,067
                             2011        $11.214      $ 9.769         1,961
                             2012        $ 9.769      $10.934         1,860
                             2013        $10.934      $14.516         1,769

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.325      $14.401        60,453
                             2005        $14.401      $14.567        50,594
                             2006        $14.567      $16.620             0
                             2007        $16.620      $15.635        45,934
                             2008        $15.635      $ 9.908        30,705
                             2009        $ 9.908      $12.251        29,535
                             2010        $12.251      $13.968        24,122
                             2011        $13.968      $13.977        18,114
                             2012        $13.977      $15.326        15,089
                             2013        $15.326      $19.409        14,150
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.187           827
                             2005        $11.187      $11.107        17,109
                             2006        $11.107      $12.833             0
                             2007        $12.833      $13.008        16,513
                             2008        $13.008      $ 8.941           141
                             2009        $ 8.941      $11.846           140
                             2010        $11.846      $13.042           139
                             2011        $13.042      $13.047           138
                             2012        $13.047      $14.361           137
                             2013        $14.361      $15.988         1,463
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.507             0
                             2005        $10.507      $10.375         3,623
                             2006        $10.375      $11.243             0
                             2007        $11.243      $11.669         2,893
                             2008        $11.669      $ 7.465         6,904
                             2009        $ 7.465      $ 9.462        12,320
                             2010        $ 9.462      $10.317         3,011
                             2011        $10.317      $ 9.929         2,845
                             2012        $ 9.929      $10.902         2,825
                             2013        $10.902      $13.703         2,694
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.489      $17.519        11,238
                             2005        $17.519      $18.620         9,659
                             2006        $18.620      $21.285             0
                             2007        $21.285      $20.300         9,718
                             2008        $20.300      $13.285         5,977
                             2009        $13.285      $16.766         6,615
                             2010        $16.766      $21.006         4,063
                             2011        $21.006      $19.754         5,986
                             2012        $19.754      $22.850         4,828
                             2013        $22.850      $30.417         4,544

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.466      $16.846             0
                             2005        $16.846      $17.250             0
                             2006        $17.250      $18.321             0
                             2007        $18.321      $19.911             0
                             2008        $19.911      $11.187             0
                             2009        $11.187      $15.694             0
                             2010        $15.694      $19.571             0
                             2011        $19.571      $18.200             0
                             2012        $18.200      $19.711             0
                             2013        $19.711      $26.609             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.204           203
                             2005        $10.204      $10.211           202
                             2006        $10.211      $10.378             0
                             2007        $10.378      $10.809           202
                             2008        $10.809      $11.363         3,241
                             2009        $11.363      $11.447         5,433
                             2010        $11.447      $11.776         5,414
                             2011        $11.776      $12.160         5,396
                             2012        $12.160      $12.105         1,142
                             2013        $12.105      $11.563           818
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.966             0
                             2007        $10.966      $11.983             0
                             2008        $11.983      $ 8.377             0
                             2009        $ 8.377      $10.093             0
                             2010        $10.093      $11.042             0
                             2011        $11.042      $10.470             0
                             2012        $10.470      $11.596             0
                             2013        $11.596      $14.460             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.623      $13.892        44,644
                             2005        $13.892      $15.007        40,575
                             2006        $15.007      $17.360             0
                             2007        $17.360      $17.550        35,385
                             2008        $17.550      $10.784        25,169
                             2009        $10.784      $13.282        23,773
                             2010        $13.282      $14.431        20,474
                             2011        $14.431      $13.955        18,037
                             2012        $13.955      $15.576        15,672
                             2013        $15.576      $19.521        14,609

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.790      $20.459        11,426
                             2005        $20.459      $25.476        10,322
                             2006        $25.476      $31.887             0
                             2007        $31.887      $40.120         9,002
                             2008        $40.120      $18.539         5,816
                             2009        $18.539      $31.264         5,414
                             2010        $31.264      $35.922         7,602
                             2011        $35.922      $29.535         7,416
                             2012        $29.535      $32.655         5,794
                             2013        $32.655      $31.613         6,464
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.530      $15.670        12,290
                             2005        $15.670      $16.869        11,156
                             2006        $16.869      $20.019             0
                             2007        $20.019      $22.582         9,877
                             2008        $22.582      $13.155         6,198
                             2009        $13.155      $17.615         7,713
                             2010        $17.615      $18.659         3,810
                             2011        $18.659      $16.293         2,658
                             2012        $16.293      $18.822         2,070
                             2013        $18.822      $22.615         2,067
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.824      $14.377             0
                             2005        $14.377      $13.616             0
                             2006        $13.616      $15.004             0
                             2007        $15.004      $16.271             0
                             2008        $16.271      $16.886             0
                             2009        $16.886      $19.582             0
                             2010        $19.582      $21.898             0
                             2011        $21.898      $21.211             0
                             2012        $21.211      $23.847             0
                             2013        $23.847      $23.680             0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.679      $12.185        29,094
                             2005        $12.185      $12.816        20,648
                             2006        $12.816      $12.852             0
                             2007        $12.852      $14.646        16,037
                             2008        $14.646      $ 7.281         8,904
                             2009        $ 7.281      $11.785         8,197
                             2010        $11.785      $13.768         5,966
                             2011        $13.768      $12.594         4,910
                             2012        $12.594      $13.954         3,733
                             2013        $13.954      $19.060         3,320

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.253        16,546
                             2005        $11.253      $12.349        15,700
                             2006        $12.349      $14.565        18,244
                             2007        $14.565      $15.346        15,669
                             2008        $15.346      $ 8.803         9,201
                             2009        $ 8.803      $11.974         8,864
                             2010        $11.974      $14.302         5,615
                             2011        $14.302      $14.104         5,189
                             2012        $14.104      $16.165         4,205
                             2013        $16.165      $21.208         3,890
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.246             0
                             2005        $11.246      $12.324             0
                             2006        $12.324      $14.526             0
                             2007        $14.526      $15.291             0
                             2008        $15.291      $ 8.752             0
                             2009        $ 8.752      $11.900           929
                             2010        $11.900      $14.207           863
                             2011        $14.207      $13.997             0
                             2012        $13.997      $16.011             0
                             2013        $16.011      $20.953             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.289           372
                             2005        $11.289      $11.485         4,699
                             2006        $11.485      $13.023             0
                             2007        $13.023      $12.427         3,439
                             2008        $12.427      $ 7.795         4,795
                             2009        $ 7.795      $ 9.780         5,743
                             2010        $ 9.780      $11.056         1,591
                             2011        $11.056      $10.576         1,507
                             2012        $10.576      $12.289         1,402
                             2013        $12.289      $16.288         1,314
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.915            99
                             2005        $10.915      $11.452           503
                             2006        $11.452      $12.598             0
                             2007        $12.598      $12.722         3,276
                             2008        $12.722      $ 9.611         2,662
                             2009        $ 9.611      $11.503           509
                             2010        $11.503      $12.592           329
                             2011        $12.592      $12.144           232
                             2012        $12.144      $13.335           230
                             2013        $13.335      $16.273         1,596

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.287      $14.816        27,691
                             2005        $14.816      $15.885        25,944
                             2006        $15.885      $18.002             0
                             2007        $18.002      $18.031        19,582
                             2008        $18.031      $11.943        12,734
                             2009        $11.943      $14.483        14,225
                             2010        $14.483      $15.877         8,530
                             2011        $15.877      $15.163         7,489
                             2012        $15.163      $16.941         6,180
                             2013        $16.941      $22.143         5,548
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.077        21,249
                             2005        $11.077      $12.027        13,435
                             2006        $12.027      $12.331             0
                             2007        $12.331      $14.167        12,106
                             2008        $14.167      $ 7.359         7,216
                             2009        $ 7.359      $11.244         6,935
                             2010        $11.244      $13.983         4,268
                             2011        $13.983      $12.385         3,909
                             2012        $12.385      $13.507         3,127
                             2013        $13.507      $18.029         2,939
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.344             0
                             2005        $10.344      $10.240            99
                             2006        $10.240      $10.940             0
                             2007        $10.940      $11.349           594
                             2008        $11.349      $ 9.145         2,051
                             2009        $ 9.145      $12.001         3,260
                             2010        $12.001      $13.170        18,384
                             2011        $13.170      $13.434        15,886
                             2012        $13.434      $14.770        12,953
                             2013        $14.770      $15.612        12,890
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.893           151
                             2005        $10.893      $11.384         3,815
                             2006        $11.384      $12.752             0
                             2007        $12.752      $13.296         3,727
                             2008        $13.296      $ 9.267         2,910
                             2009        $ 9.267      $11.406         1,058
                             2010        $11.406      $13.266           518
                             2011        $13.266      $12.381           291
                             2012        $12.381      $13.377           288
                             2013        $13.377      $17.744           287

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.877           100
                             2005        $10.877      $10.974         3,246
                             2006        $10.974      $12.575             0
                             2007        $12.575      $12.708         4,044
                             2008        $12.708      $ 7.894         2,751
                             2009        $ 7.894      $ 9.171         1,978
                             2010        $ 9.171      $10.521         1,624
                             2011        $10.521      $ 9.656         4,752
                             2012        $ 9.656      $10.574         4,519
                             2013        $10.574      $14.042         4,323
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.125           368
                             2005        $11.125      $11.373         2,536
                             2006        $11.373      $11.991             0
                             2007        $11.991      $14.208           474
                             2008        $14.208      $ 8.573             0
                             2009        $ 8.573      $12.192             0
                             2010        $12.192      $14.644             0
                             2011        $14.644      $12.871             0
                             2012        $12.871      $14.349             0
                             2013        $14.349      $19.220             0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.108           168
                             2005        $11.108      $11.746         5,046
                             2006        $11.746      $12.882             0
                             2007        $12.882      $12.658         4,438
                             2008        $12.658      $ 7.500         3,567
                             2009        $ 7.500      $ 9.279         6,040
                             2010        $ 9.279      $11.373         2,126
                             2011        $11.373      $10.667         6,884
                             2012        $10.667      $11.938         6,604
                             2013        $11.938      $15.201         6,369
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.239      $12.750            53
                             2005        $12.750      $13.065        54,112
                             2006        $13.065      $13.747             0
                             2007        $13.747      $15.292        45,933
                             2008        $15.292      $ 8.119        33,105
                             2009        $ 8.119      $11.435        30,306
                             2010        $11.435      $12.195        22,098
                             2011        $12.195      $11.753        19,224
                             2012        $11.753      $13.068        15,869
                             2013        $13.068      $16.527        14,667

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.029      $13.978        12,643
                             2005        $13.978      $14.160         7,560
                             2006        $14.160      $15.339             0
                             2007        $15.339      $15.508         6,743
                             2008        $15.508      $ 8.544         7,115
                             2009        $ 8.544      $10.151         7,225
                             2010        $10.151      $11.176         7,148
                             2011        $11.176      $10.963         6,791
                             2012        $10.963      $12.008         6,685
                             2013        $12.008      $13.238         6,736
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.092             0
                             2005        $10.092      $10.092        26,124
                             2006        $10.092      $10.348             0
                             2007        $10.348      $10.523        26,052
                             2008        $10.523      $ 6.264        25,803
                             2009        $ 6.264      $ 6.675        25,590
                             2010        $ 6.675      $ 7.258        25,387
                             2011        $ 7.258      $ 7.654        25,171
                             2012        $ 7.654      $ 8.239        16,479
                             2013        $ 8.239      $ 8.020        13,329
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.328      $14.387         9,092
                             2005        $14.387      $15.743         6,987
                             2006        $15.743      $15.799             0
                             2007        $15.799      $16.367         6,561
                             2008        $16.367      $ 8.122         4,930
                             2009        $ 8.122      $10.496         4,794
                             2010        $10.496      $13.041         3,275
                             2011        $13.041      $12.850         2,938
                             2012        $12.850      $14.585         2,332
                             2013        $14.585      $19.328         2,260
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.163      $16.452        15,388
                             2005        $16.452      $18.336        15,286
                             2006        $18.336      $21.029             0
                             2007        $21.029      $21.794        15,140
                             2008        $21.794      $12.706        11,208
                             2009        $12.706      $17.301        10,632
                             2010        $17.301      $19.559         9,766
                             2011        $19.559      $17.483         9,000
                             2012        $17.483      $20.660         7,185
                             2013        $20.660      $25.636         6,788

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.076      $12.795        18,210
                             2005        $12.795      $12.813        20,307
                             2006        $12.813      $13.426             0
                             2007        $13.426      $14.370        13,490
                             2008        $14.370      $12.007        21,094
                             2009        $12.007      $13.891        18,987
                             2010        $13.891      $15.579        17,627
                             2011        $15.579      $15.322        16,572
                             2012        $15.322      $16.938        19,470
                             2013        $16.938      $16.490        19,477
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.893      $13.698        16,418
                             2005        $13.698      $13.654        13,921
                             2006        $13.654      $14.573             0
                             2007        $14.573      $14.170         8,906
                             2008        $14.170      $ 2.966        12,343
                             2009        $ 2.966      $ 3.651        12,206
                             2010        $ 3.651      $ 4.082        10,677
                             2011        $ 4.082      $ 3.887        10,649
                             2012        $ 3.887      $ 4.294             0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.571      $13.406        15,310
                             2005        $13.406      $13.852        20,489
                             2006        $13.852      $15.534             0
                             2007        $15.534      $15.806        16,848
                             2008        $15.806      $ 9.478        18,196
                             2009        $ 9.478      $11.854        19,383
                             2010        $11.854      $13.415         8,619
                             2011        $13.415      $13.068         7,472
                             2012        $13.068      $14.888         6,336
                             2013        $14.888      $19.121         6,058
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.590      $16.990        15,511
                             2005        $16.990      $18.215        15,295
                             2006        $18.215      $20.409             0
                             2007        $20.409      $19.661        14,833
                             2008        $19.661      $11.909         8,133
                             2009        $11.909      $15.928         8,903
                             2010        $15.928      $19.153         5,599
                             2011        $19.153      $18.269         4,673
                             2012        $18.269      $21.004         3,843
                             2013        $21.004      $28.860         3,412

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.154        7,603
                             2010        $12.154      $13.373        4,022
                             2011        $13.373      $13.319        3,278
                             2012        $13.319      $15.525        2,789
                             2013        $15.525      $20.088        2,502
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.022      $12.711        2,240
                             2005        $12.711      $12.918            0
                             2006        $12.918      $14.128            0
                             2007        $14.128      $13.934        1,413
                             2008        $13.934      $ 8.070        1,403
                             2009        $ 8.070      $ 9.906            0
                             2010        $ 9.906      $10.727            0
                             2011        $10.727      $10.773            0
                             2012        $10.773      $11.845            0
                             2013        $11.845      $13.668            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.370      $13.188        1,610
                             2005        $13.188      $13.785        1,761
                             2006        $13.785      $15.203            0
                             2007        $15.203      $15.289        1,755
                             2008        $15.289      $ 9.961        1,601
                             2009        $ 9.961      $13.159        1,599
                             2010        $13.159      $14.747        1,596
                             2011        $14.747      $14.349        1,594
                             2012        $14.349      $16.011        1,592
                             2013        $16.011      $18.694        1,591
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.246      $11.771        1,103
                             2005        $11.771      $13.020          188
                             2006        $13.020      $13.078            0
                             2007        $13.078      $12.701          353
                             2008        $12.701      $10.291           80
                             2009        $10.291      $12.670           79
                             2010        $12.670      $12.685           78
                             2011        $12.685      $12.249           77
                             2012        $12.249      $14.633           76
                             2013        $14.633      $20.256           75

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.987      $16.619         3,966
                             2005        $16.619      $17.632         3,566
                             2006        $17.632      $21.887             0
                             2007        $21.887      $25.648         3,048
                             2008        $25.648      $17.419         2,687
                             2009        $17.419      $18.272         2,478
                             2010        $18.272      $18.181         1,967
                             2011        $18.181      $16.805         1,694
                             2012        $16.805      $17.247         1,510
                             2013        $17.247      $19.180         1,395
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.437      $14.588         7,094
                             2005        $14.588      $15.001         6,894
                             2006        $15.001      $16.990             0
                             2007        $16.990      $15.597        12,934
                             2008        $15.597      $ 9.342        11,201
                             2009        $ 9.342      $11.849         9,815
                             2010        $11.849      $13.243         9,280
                             2011        $13.243      $12.339         8,573
                             2012        $12.339      $14.363         6,967
                             2013        $14.363      $19.042         6,454
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.278      $14.342        15,703
                             2005        $14.342      $14.448        12,964
                             2006        $14.448      $15.604             0
                             2007        $15.604      $15.671        10,652
                             2008        $15.671      $11.320         6,530
                             2009        $11.320      $16.612         6,376
                             2010        $16.612      $18.511         5,230
                             2011        $18.511      $18.405         4,689
                             2012        $18.405      $20.862         5,313
                             2013        $20.862      $21.985         5,165
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.390      $10.602        27,240
                             2005        $10.602      $10.604        27,761
                             2006        $10.604      $10.831             0
                             2007        $10.831      $11.134        18,826
                             2008        $11.134      $ 8.276        17,493
                             2009        $ 8.276      $11.860        18,081
                             2010        $11.860      $12.732        10,564
                             2011        $12.732      $13.063         9,345
                             2012        $13.063      $14.135         7,676
                             2013        $14.135      $14.070         7,569
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.315      $15.117         3,263
                             2005        $15.117      $16.574         3,350
                             2006        $16.574      $20.685             0
                             2007        $20.685      $21.899         3,683
                             2008        $21.899      $11.992         2,661
                             2009        $11.992      $14.604         2,560
                             2010        $14.604      $15.701         2,244
                             2011        $15.701      $12.744         6,445
                             2012        $12.744      $15.180         5,651
                             2013        $15.180      $18.996         5,407

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.926      $14.227         1,981
                             2005        $14.227      $15.126         1,162
                             2006        $15.126      $16.840             0
                             2007        $16.840      $15.602           526
                             2008        $15.602      $ 9.216           441
                             2009        $ 9.216      $11.780           438
                             2010        $11.780      $13.113           435
                             2011        $13.113      $12.819           433
                             2012        $12.819      $14.632            80
                             2013        $14.632      $19.319            79
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.803      $ 9.642        13,154
                             2005        $ 9.642      $ 9.660        13,049
                             2006        $ 9.660      $ 9.854             0
                             2007        $ 9.854      $10.088        14,874
                             2008        $10.088      $10.110        91,092
                             2009        $10.110      $ 9.899        77,395
                             2010        $ 9.899      $ 9.676        69,554
                             2011        $ 9.676      $ 9.456        23,829
                             2012        $ 9.456      $ 9.240        45,764
                             2013        $ 9.240      $ 9.029        49,089
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.428      $14.473           160
                             2005        $14.473      $15.557           160
                             2006        $15.557      $16.503             0
                             2007        $16.503      $17.049           239
                             2008        $17.049      $10.203           160
                             2009        $10.203      $13.174           159
                             2010        $13.174      $15.390         1,413
                             2011        $15.390      $14.274         1,372
                             2012        $14.274      $16.283           812
                             2013        $16.283      $21.709           777
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.500      $16.354         5,801
                             2005        $16.354      $16.923         7,570
                             2006        $16.923      $19.184             0
                             2007        $19.184      $17.826         9,551
                             2008        $17.826      $ 9.622         7,474
                             2009        $ 9.622      $ 9.051             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.030      $13.694         4,401
                             2005        $13.694      $14.052         4,195
                             2006        $14.052      $15.284             0
                             2007        $15.284      $15.016         3,095
                             2008        $15.016      $ 9.016         2,779
                             2009        $ 9.016      $11.733         2,593
                             2010        $11.733      $13.342         1,897
                             2011        $13.342      $12.810         1,730
                             2012        $12.810      $14.758         1,346
                             2013        $14.758      $19.232         1,295
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.494      $15.638         1,854
                             2005        $15.638      $17.137           483
                             2006        $17.137      $17.659             0
                             2007        $17.659      $17.909         1,365
                             2008        $17.909      $ 9.529         1,318
                             2009        $ 9.529      $12.918         1,224
                             2010        $12.918      $14.687             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.336      $12.660         4,428
                             2005        $12.660      $13.075         4,467
                             2006        $13.075      $13.471             0
                             2007        $13.471      $13.887         4,164
                             2008        $13.887      $ 8.544         4,492
                             2009        $ 8.544      $13.683         5,900
                             2010        $13.683      $16.150        14,693
                             2011        $16.150      $12.964        13,812
                             2012        $12.964      $14.469         8,089
                             2013        $14.469      $20.319         7,571
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.804      $14.847         1,629
                             2005        $14.847      $16.269         1,304
                             2006        $16.269      $17.615             0
                             2007        $17.615      $18.310         1,268
                             2008        $18.310      $15.210         1,038
                             2009        $15.210      $19.338         1,506
                             2010        $19.338      $20.736        12,483
                             2011        $20.736      $21.657        10,502
                             2012        $21.657      $24.942         7,351
                             2013        $24.942      $22.237         7,405

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.019           456
                             2005        $11.019      $12.057         3,011
                             2006        $12.057      $14.315             0
                             2007        $14.315      $15.354         7,294
                             2008        $15.354      $10.660        17,190
                             2009        $10.660      $13.495        11,930
                             2010        $13.495      $15.039        21,481
                             2011        $15.039      $16.025        19,316
                             2012        $16.025      $18.098        10,344
                             2013        $18.098      $21.161         9,857
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.712        52,855
                             2005        $10.712      $12.112        42,183
                             2006        $12.112      $12.321        41,924
                             2007        $12.321      $14.674        36,954
                             2008        $14.674      $ 7.285        18,840
                             2009        $ 7.285      $11.785        15,780
                             2010        $11.785      $14.148        12,849
                             2011        $14.148      $13.438        10,151
                             2012        $13.438      $15.017         7,882
                             2013        $15.017      $21.728         6,206
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.687           107
                             2005        $10.687      $12.059           106
                             2006        $12.059      $12.233             0
                             2007        $12.233      $14.540           106
                             2008        $14.540      $ 7.196           106
                             2009        $ 7.196      $11.612           106
                             2010        $11.612      $13.912           106
                             2011        $13.912      $13.180           106
                             2012        $13.180      $14.688           105
                             2013        $14.688      $21.201           105
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.786             0
                             2007        $ 9.786      $11.723           225
                             2008        $11.723      $ 6.091           147
                             2009        $ 6.091      $ 9.366         1,318
                             2010        $ 9.366      $12.106         8,967
                             2011        $12.106      $10.980         6,892
                             2012        $10.980      $11.639         7,123
                             2013        $11.639      $15.635         7,078
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.529      $15.724         2,960
                             2005        $15.724      $17.345           977
                             2006        $17.345      $18.954             0
                             2007        $18.954      $19.066           787
                             2008        $19.066      $11.096           187
                             2009        $11.096      $15.899           860
                             2010        $15.899      $19.662           810
                             2011        $19.662      $17.538           183
                             2012        $17.538      $19.655           181
                             2013        $19.655      $32.905           181

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.437      $19.196        2,385
                             2005        $19.196      $21.900        3,662
                             2006        $21.900      $29.461            0
                             2007        $29.461      $23.811        2,949
                             2008        $23.811      $14.411        3,157
                             2009        $14.411      $18.092        3,081
                             2010        $18.092      $22.898        2,854
                             2011        $22.898      $23.642        2,810
                             2012        $23.642      $26.708        3,371
                             2013        $26.708      $26.554        3,427
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.825        2,787
                             2005        $ 9.825      $ 9.834        2,940
                             2006        $ 9.834      $10.010            0
                             2007        $10.010      $10.215        3,075
                             2008        $10.215      $10.160        1,884
                             2009        $10.160      $ 9.936            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
  PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION,
  BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 2.15


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.217          0
                             2007        $10.217      $11.703          0
                             2008        $11.703      $ 6.550          0
                             2009        $ 6.550      $ 8.665          0
                             2010        $ 8.665      $ 9.895          0
                             2011        $ 9.895      $ 9.395          0
                             2012        $ 9.395      $10.655          0
                             2013        $10.655      $13.627          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.408          0
                             2007        $10.408      $11.019          0
                             2008        $11.019      $ 8.053          0
                             2009        $ 8.053      $ 9.748          0
                             2010        $ 9.748      $10.715          0
                             2011        $10.715      $10.420          0
                             2012        $10.420      $11.354          0
                             2013        $11.354      $12.552          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.438          0
                             2007        $10.438      $11.208          0
                             2008        $11.208      $ 7.355          0
                             2009        $ 7.355      $ 9.234          0
                             2010        $ 9.234      $10.310          0
                             2011        $10.310      $ 9.944          0
                             2012        $ 9.944      $10.980          0
                             2013        $10.980      $12.400          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.446          0
                             2007        $10.446      $11.331          0
                             2008        $11.331      $ 6.841          0
                             2009        $ 6.841      $ 8.765          0
                             2010        $ 8.765      $ 9.920          0
                             2011        $ 9.920      $ 9.414          0
                             2012        $ 9.414      $10.589          0
                             2013        $10.589      $12.555          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.299          0
                             2007        $10.299      $10.652          0
                             2008        $10.652      $ 9.289          0
                             2009        $ 9.289      $10.400          0
                             2010        $10.400      $10.893          0
                             2011        $10.893      $10.787          0
                             2012        $10.787      $11.193          0
                             2013        $11.193      $11.500          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.696          0
                             2007        $ 9.696      $11.581          0
                             2008        $11.581      $ 6.246          0
                             2009        $ 6.246      $ 8.809          0
                             2010        $ 8.809      $10.304          0
                             2011        $10.304      $10.109          0
                             2012        $10.109      $11.666          0
                             2013        $11.666      $15.336          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.768          0
                             2007        $10.768      $11.060          0
                             2008        $11.060      $ 6.787          0
                             2009        $ 6.787      $ 8.372          0
                             2010        $ 8.372      $ 9.380          0
                             2011        $ 9.380      $ 9.325          0
                             2012        $ 9.325      $10.529          0
                             2013        $10.529      $13.564          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.828          0
                             2007        $ 9.828      $11.069          0
                             2008        $11.069      $ 6.528          0
                             2009        $ 6.528      $ 8.910          0
                             2010        $ 8.910      $11.187          0
                             2011        $11.187      $ 9.740          0
                             2012        $ 9.740      $10.897          0
                             2013        $10.897      $14.460          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.302      $14.369          984
                             2005        $14.369      $14.527        5,100
                             2006        $14.527      $16.565            0
                             2007        $16.565      $15.576        5,434
                             2008        $15.576      $ 9.865        5,184
                             2009        $ 9.865      $12.193        5,388
                             2010        $12.193      $13.894        5,394
                             2011        $13.894      $13.896        5,089
                             2012        $13.896      $15.230        5,163
                             2013        $15.230      $19.277          858
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.183            0
                             2005        $11.183      $11.097            0
                             2006        $11.097      $12.815            0
                             2007        $12.815      $12.984            0
                             2008        $12.984      $ 8.919            0
                             2009        $ 8.919      $11.812            0
                             2010        $11.812      $12.997            0
                             2011        $12.997      $12.996            0
                             2012        $12.996      $14.297            0
                             2013        $14.297      $15.910            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.505            0
                             2005        $10.505      $10.369        7,801
                             2006        $10.369      $11.230            0
                             2007        $11.230      $11.650        7,999
                             2008        $11.650      $ 7.448        7,597
                             2009        $ 7.448      $ 9.437        7,716
                             2010        $ 9.437      $10.284        8,117
                             2011        $10.284      $ 9.893        7,925
                             2012        $ 9.893      $10.856        8,120
                             2013        $10.856      $13.638            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.464      $17.480          151
                             2005        $17.480      $18.569        4,485
                             2006        $18.569      $21.216            0
                             2007        $21.216      $20.223        4,725
                             2008        $20.223      $13.229        4,408
                             2009        $13.229      $16.686        4,406
                             2010        $16.686      $20.895        4,030
                             2011        $20.895      $19.639        4,016
                             2012        $19.639      $22.705        3,883
                             2013        $22.705      $30.210            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.439      $16.808          899
                             2005        $16.808      $17.202          895
                             2006        $17.202      $18.261          891
                             2007        $18.261      $19.836          887
                             2008        $19.836      $11.139          882
                             2009        $11.139      $15.619          875
                             2010        $15.619      $19.467          870
                             2011        $19.467      $18.094          866
                             2012        $18.094      $19.587          861
                             2013        $19.587      $26.428          857
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.200            0
                             2005        $10.200      $10.202            0
                             2006        $10.202      $10.364            0
                             2007        $10.364      $10.789            0
                             2008        $10.789      $11.336            0
                             2009        $11.336      $11.414            0
                             2010        $11.414      $11.735            0
                             2011        $11.735      $12.113            0
                             2012        $12.113      $12.052            0
                             2013        $12.052      $11.506            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.962            0
                             2007        $10.962      $11.973            0
                             2008        $11.973      $ 8.365            0
                             2009        $ 8.365      $10.074            0
                             2010        $10.074      $11.015            0
                             2011        $11.015      $10.440            0
                             2012        $10.440      $11.557            0
                             2013        $11.557      $14.403            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.601      $13.861          927
                             2005        $13.861      $14.966        4,464
                             2006        $14.966      $17.303            0
                             2007        $17.303      $17.484        4,354
                             2008        $17.484      $10.738        4,171
                             2009        $10.738      $13.219        4,370
                             2010        $13.219      $14.355        4,568
                             2011        $14.355      $13.874        4,380
                             2012        $13.874      $15.478        4,400
                             2013        $15.478      $19.388          569

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.761      $20.413            0
                             2005        $20.413      $25.406        1,486
                             2006        $25.406      $31.783            0
                             2007        $31.783      $39.969        1,088
                             2008        $39.969      $18.460        1,419
                             2009        $18.460      $31.115        1,110
                             2010        $31.115      $35.732        1,093
                             2011        $35.732      $29.363        1,246
                             2012        $29.363      $32.449        1,268
                             2013        $32.449      $31.397            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.507      $15.635          978
                             2005        $15.635      $16.823        5,141
                             2006        $16.823      $19.954            0
                             2007        $19.954      $22.496        4,555
                             2008        $22.496      $13.098        4,671
                             2009        $13.098      $17.530        4,592
                             2010        $17.530      $18.560        4,855
                             2011        $18.560      $16.198        5,136
                             2012        $16.198      $18.703        5,022
                             2013        $18.703      $22.461          932
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.081      $14.344            0
                             2005        $14.344      $13.578            0
                             2006        $13.578      $14.955            0
                             2007        $14.955      $16.210            0
                             2008        $16.210      $16.813            0
                             2009        $16.813      $19.488            0
                             2010        $19.488      $21.782            0
                             2011        $21.782      $21.088            0
                             2012        $21.088      $23.696            0
                             2013        $23.696      $23.519            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.658      $12.157        1,465
                             2005        $12.157      $12.781        1,458
                             2006        $12.781      $12.810            0
                             2007        $12.810      $14.591        1,436
                             2008        $14.591      $ 7.250        1,507
                             2009        $ 7.250      $11.729        1,398
                             2010        $11.729      $13.696        1,376
                             2011        $13.696      $12.521        1,389
                             2012        $12.521      $13.865        1,381
                             2013        $13.865      $18.930        1,332

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.249           41
                             2005        $11.249      $12.339           38
                             2006        $12.339      $14.545           34
                             2007        $14.545      $15.317           34
                             2008        $15.317      $ 8.782           44
                             2009        $ 8.782      $11.939           37
                             2010        $11.939      $14.253           34
                             2011        $14.253      $14.049           33
                             2012        $14.049      $16.094            0
                             2013        $16.094      $21.103            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.242            0
                             2005        $11.242      $12.314            0
                             2006        $12.314      $14.507            0
                             2007        $14.507      $15.262            0
                             2008        $15.262      $ 8.731            0
                             2009        $ 8.731      $11.866            0
                             2010        $11.866      $14.159            0
                             2011        $14.159      $13.942            0
                             2012        $13.942      $15.940            0
                             2013        $15.940      $20.850            0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.285            0
                             2005        $11.285      $11.475        5,639
                             2006        $11.475      $13.006            0
                             2007        $13.006      $12.404        6,010
                             2008        $12.404      $ 7.776        5,829
                             2009        $ 7.776      $ 9.752        5,979
                             2010        $ 9.752      $11.019        6,066
                             2011        $11.019      $10.534        5,954
                             2012        $10.534      $12.234        5,764
                             2013        $12.234      $16.208            0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.911            0
                             2005        $10.911      $11.443            0
                             2006        $11.443      $12.581            0
                             2007        $12.581      $12.698            0
                             2008        $12.698      $ 9.588            0
                             2009        $ 9.588      $11.470            0
                             2010        $11.470      $12.549            0
                             2011        $12.549      $12.097            0
                             2012        $12.097      $13.276            0
                             2013        $13.276      $16.192            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.264      $14.783        3,263
                             2005        $14.783      $15.841        3,167
                             2006        $15.841      $17.943            0
                             2007        $17.943      $17.963        3,090
                             2008        $17.963      $11.892        2,831
                             2009        $11.892      $14.414        2,840
                             2010        $14.414      $15.793        2,841
                             2011        $15.793      $15.075        2,724
                             2012        $15.075      $16.834        2,699
                             2013        $16.834      $21.991        2,612
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.073          348
                             2005        $11.073      $12.017          290
                             2006        $12.017      $12.314            0
                             2007        $12.314      $14.140          258
                             2008        $14.140      $ 7.341          108
                             2009        $ 7.341      $11.212          107
                             2010        $11.212      $13.936          107
                             2011        $13.936      $12.336            0
                             2012        $12.336      $13.448            0
                             2013        $13.448      $17.940            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.343            0
                             2005        $10.343      $10.234            0
                             2006        $10.234      $10.927            0
                             2007        $10.927      $11.330            0
                             2008        $11.330      $ 9.125            0
                             2009        $ 9.125      $11.969            0
                             2010        $11.969      $13.128            0
                             2011        $13.128      $13.384            0
                             2012        $13.384      $14.708            0
                             2013        $14.708      $15.538            0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.891            0
                             2005        $10.891      $11.376            0
                             2006        $11.376      $12.738            0
                             2007        $12.738      $13.274            0
                             2008        $13.274      $ 9.247            0
                             2009        $ 9.247      $11.376            0
                             2010        $11.376      $13.224            0
                             2011        $13.224      $12.335            0
                             2012        $12.335      $13.320            0
                             2013        $13.320      $17.661            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.875            0
                             2005        $10.875      $10.967            0
                             2006        $10.967      $12.561            0
                             2007        $12.561      $12.687            0
                             2008        $12.687      $ 7.877            0
                             2009        $ 7.877      $ 9.146            0
                             2010        $ 9.146      $10.488            0
                             2011        $10.488      $ 9.620            0
                             2012        $ 9.620      $10.530            0
                             2013        $10.530      $13.975            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.123            0
                             2005        $11.123      $11.366            0
                             2006        $11.366      $11.977            0
                             2007        $11.977      $14.184            0
                             2008        $14.184      $ 8.554            0
                             2009        $ 8.554      $12.159            0
                             2010        $12.159      $14.597            0
                             2011        $14.597      $12.824            0
                             2012        $12.824      $14.289            0
                             2013        $14.289      $19.129            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.106            0
                             2005        $11.106      $11.739        4,594
                             2006        $11.739      $12.867            0
                             2007        $12.867      $12.637        4,916
                             2008        $12.637      $ 7.484        5,110
                             2009        $ 7.484      $ 9.254        5,241
                             2010        $ 9.254      $11.336        4,900
                             2011        $11.336      $10.627        4,918
                             2012        $10.627      $11.888        4,944
                             2013        $11.888      $15.130            0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.235      $12.739            0
                             2005        $12.739      $13.047            0
                             2006        $13.047      $13.721            0
                             2007        $13.721      $15.255            0
                             2008        $15.255      $ 8.095            0
                             2009        $ 8.095      $11.396            0
                             2010        $11.396      $12.147            0
                             2011        $12.147      $11.701            0
                             2012        $11.701      $13.004            0
                             2013        $13.004      $16.437            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.007      $13.946          33
                             2005        $13.946      $14.121          33
                             2006        $14.121      $15.289           0
                             2007        $15.289      $15.450          34
                             2008        $15.450      $ 8.507          41
                             2009        $ 8.507      $10.102          43
                             2010        $10.102      $11.117          42
                             2011        $11.117      $10.899          41
                             2012        $10.899      $11.932           0
                             2013        $11.932      $13.148           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.091           0
                             2005        $10.091      $10.085           0
                             2006        $10.085      $10.336           0
                             2007        $10.336      $10.505           0
                             2008        $10.505      $ 6.251           0
                             2009        $ 6.251      $ 6.657           0
                             2010        $ 6.657      $ 7.234           0
                             2011        $ 7.234      $ 7.626           0
                             2012        $ 7.626      $ 8.204           0
                             2013        $ 8.204      $ 7.982           0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.307      $14.355          32
                             2005        $14.355      $15.700          29
                             2006        $15.700      $15.748           0
                             2007        $15.748      $16.306          32
                             2008        $16.306      $ 8.087          47
                             2009        $ 8.087      $10.446          43
                             2010        $10.446      $12.972          38
                             2011        $12.972      $12.775          34
                             2012        $12.775      $14.492           0
                             2013        $14.492      $19.196           0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.139      $16.415         278
                             2005        $16.415      $18.286         261
                             2006        $18.286      $20.960           0
                             2007        $20.960      $21.712         242
                             2008        $21.712      $12.651         248
                             2009        $12.651      $17.218         230
                             2010        $17.218      $19.456         226
                             2011        $19.456      $17.381         245
                             2012        $17.381      $20.530         227
                             2013        $20.530      $25.461         216

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.055      $12.766          764
                             2005        $12.766      $12.777          712
                             2006        $12.777      $13.382            0
                             2007        $13.382      $14.315          669
                             2008        $14.315      $11.955          387
                             2009        $11.955      $13.825          413
                             2010        $13.825      $15.496          409
                             2011        $15.496      $15.233          279
                             2012        $15.233      $16.831        1,059
                             2013        $16.831      $16.377        1,235
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.871      $13.667        1,893
                             2005        $13.667      $13.616        1,621
                             2006        $13.616      $14.525            0
                             2007        $14.525      $14.117        1,658
                             2008        $14.117      $ 2.954        3,030
                             2009        $ 2.954      $ 3.633        3,092
                             2010        $ 3.633      $ 4.061        3,070
                             2011        $ 4.061      $ 3.865        3,091
                             2012        $ 3.865      $ 4.267            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.549      $13.376        2,072
                             2005        $13.376      $13.814        2,063
                             2006        $13.814      $15.483            0
                             2007        $15.483      $15.746        2,044
                             2008        $15.746      $ 9.438        2,043
                             2009        $ 9.438      $11.797        2,023
                             2010        $11.797      $13.344        2,009
                             2011        $13.344      $12.992        1,999
                             2012        $12.992      $14.794        1,953
                             2013        $14.794      $18.991        1,944
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.565      $16.952        1,124
                             2005        $16.952      $18.165        1,099
                             2006        $18.165      $20.342            0
                             2007        $20.342      $19.587        1,079
                             2008        $19.587      $11.858        1,021
                             2009        $11.858      $15.852        1,012
                             2010        $15.852      $19.051        1,006
                             2011        $19.051      $18.163          964
                             2012        $18.163      $20.871          959
                             2013        $20.871      $28.663          954

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.096           0
                             2010        $12.096      $13.303           0
                             2011        $13.303      $13.242           0
                             2012        $13.242      $15.427           0
                             2013        $15.427      $19.950           0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $12.001      $12.683         755
                             2005        $12.683      $12.882         776
                             2006        $12.882      $14.082           0
                             2007        $14.082      $13.881         796
                             2008        $13.881      $ 8.036         826
                             2009        $ 8.036      $ 9.859         847
                             2010        $ 9.859      $10.671         869
                             2011        $10.671      $10.710         837
                             2012        $10.710      $11.770         792
                             2013        $11.770      $13.574         812
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.349      $13.158           0
                             2005        $13.158      $13.747           0
                             2006        $13.747      $15.153           0
                             2007        $15.153      $15.231           0
                             2008        $15.231      $ 9.918           0
                             2009        $ 9.918      $13.096           0
                             2010        $13.096      $14.669           0
                             2011        $14.669      $14.266           0
                             2012        $14.266      $15.910           0
                             2013        $15.910      $18.566           0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.227      $11.745          39
                             2005        $11.745      $12.985          36
                             2006        $12.985      $13.036           0
                             2007        $13.036      $12.653          38
                             2008        $12.653      $10.247          37
                             2009        $10.247      $12.609          36
                             2010        $12.609      $12.618          37
                             2011        $12.618      $12.178          38
                             2012        $12.178      $14.541           0
                             2013        $14.541      $20.118           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.963      $16.581            0
                             2005        $16.581      $17.583            0
                             2006        $17.583      $21.815            0
                             2007        $21.815      $25.551            0
                             2008        $25.551      $17.344            0
                             2009        $17.344      $18.185            0
                             2010        $18.185      $18.085            0
                             2011        $18.085      $16.708            0
                             2012        $16.708      $17.138            0
                             2013        $17.138      $19.049            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.414      $14.556           31
                             2005        $14.556      $14.959           31
                             2006        $14.959      $16.935            0
                             2007        $16.935      $15.538           35
                             2008        $15.538      $ 9.302           41
                             2009        $ 9.302      $11.792           37
                             2010        $11.792      $13.172           37
                             2011        $13.172      $12.268           37
                             2012        $12.268      $14.273            0
                             2013        $14.273      $18.912            0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.255      $14.310        1,035
                             2005        $14.310      $14.408        1,011
                             2006        $14.408      $15.553            0
                             2007        $15.553      $15.611          991
                             2008        $15.611      $11.272          933
                             2009        $11.272      $16.532          925
                             2010        $16.532      $18.413          920
                             2011        $18.413      $18.299          877
                             2012        $18.299      $20.730          873
                             2013        $20.730      $21.835          869
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.372      $10.578          149
                             2005        $10.578      $10.575          125
                             2006        $10.575      $10.795            0
                             2007        $10.795      $11.092          111
                             2008        $11.092      $ 8.241           46
                             2009        $ 8.241      $11.803           46
                             2010        $11.803      $12.665           46
                             2011        $12.665      $12.988            0
                             2012        $12.988      $14.046            0
                             2013        $14.046      $13.974            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.292      $15.083          269
                             2005        $15.083      $16.528          224
                             2006        $16.528      $20.617            0
                             2007        $20.617      $21.817          199
                             2008        $21.817      $11.941           84
                             2009        $11.941      $14.534           83
                             2010        $14.534      $15.618           82
                             2011        $15.618      $12.670            0
                             2012        $12.670      $15.084            0
                             2013        $15.084      $18.867            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.904      $14.195            0
                             2005        $14.195      $15.085            0
                             2006        $15.085      $16.785            0
                             2007        $16.785      $15.544            0
                             2008        $15.544      $ 9.176            0
                             2009        $ 9.176      $11.724            0
                             2010        $11.724      $13.043            0
                             2011        $13.043      $12.744            0
                             2012        $12.744      $14.540            0
                             2013        $14.540      $19.188            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.786      $ 9.620          386
                             2005        $ 9.620      $ 9.634          368
                             2006        $ 9.634      $ 9.822            0
                             2007        $ 9.822      $10.050          373
                             2008        $10.050      $10.067          238
                             2009        $10.067      $ 9.852        1,077
                             2010        $ 9.852      $ 9.625        1,199
                             2011        $ 9.625      $ 9.401        1,159
                             2012        $ 9.401      $ 9.182        1,016
                             2013        $ 9.182      $ 8.968        1,226
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.405      $14.441            0
                             2005        $14.441      $15.515            0
                             2006        $15.515      $16.450            0
                             2007        $16.450      $16.984            0
                             2008        $16.984      $10.160            0
                             2009        $10.160      $13.111            0
                             2010        $13.111      $15.308            0
                             2011        $15.308      $14.191            0
                             2012        $14.191      $16.181            0
                             2013        $16.181      $21.560            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.475      $16.318            0
                             2005        $16.318      $16.876            0
                             2006        $16.876      $19.122            0
                             2007        $19.122      $17.759            0
                             2008        $17.759      $ 9.580            0
                             2009        $ 9.580      $ 9.012            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.007      $13.663           0
                             2005        $13.663      $14.013           0
                             2006        $14.013      $15.234           0
                             2007        $15.234      $14.959           0
                             2008        $14.959      $ 8.978           0
                             2009        $ 8.978      $11.677           0
                             2010        $11.677      $13.272           0
                             2011        $13.272      $12.735           0
                             2012        $12.735      $14.665           0
                             2013        $14.665      $19.100           0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.470      $12.631         439
                             2005        $15.603      $17.090           0
                             2006        $17.090      $17.601           0
                             2007        $17.601      $17.842           0
                             2008        $17.842      $ 9.488           0
                             2009        $ 9.488      $12.856           0
                             2010        $12.856      $14.611           0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.314      $12.631         439
                             2005        $12.631      $13.039         372
                             2006        $13.039      $13.427           0
                             2007        $13.427      $13.835         337
                             2008        $13.835      $ 8.507         171
                             2009        $ 8.507      $13.617         158
                             2010        $13.617      $16.065         153
                             2011        $16.065      $12.889          33
                             2012        $12.889      $14.377           0
                             2013        $14.377      $20.181           0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.780      $14.814           0
                             2005        $14.814      $16.224           0
                             2006        $16.224      $17.557           0
                             2007        $17.557      $18.241           0
                             2008        $18.241      $15.145           0
                             2009        $15.145      $19.245           0
                             2010        $19.245      $20.626           0
                             2011        $20.626      $21.531           0
                             2012        $21.531      $24.785           0
                             2013        $24.785      $22.085           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.013           0
                             2005        $11.013      $12.044           0
                             2006        $12.044      $14.293           0
                             2007        $14.293      $15.322           0
                             2008        $15.322      $10.633           0
                             2009        $10.633      $13.454           0
                             2010        $13.454      $14.985           0
                             2011        $14.985      $15.960           0
                             2012        $15.960      $18.015           0
                             2013        $18.015      $21.053           0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.708           0
                             2005        $10.708      $12.102           0
                             2006        $12.102      $12.304           0
                             2007        $12.304      $14.647           0
                             2008        $14.647      $ 7.268           0
                             2009        $ 7.268      $11.751           0
                             2010        $11.751      $14.100           0
                             2011        $14.100      $13.385           0
                             2012        $13.385      $14.951           0
                             2013        $14.951      $21.620           0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.683         855
                             2005        $10.683      $12.049         792
                             2006        $12.049      $12.216           0
                             2007        $12.216      $14.513         725
                             2008        $14.513      $ 7.179         882
                             2009        $ 7.179      $11.578         682
                             2010        $11.578      $13.864         632
                             2011        $13.864      $13.129         648
                             2012        $13.129      $14.623         638
                             2013        $14.623      $21.096         525
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.783           0
                             2007        $ 9.783      $11.713           0
                             2008        $11.713      $ 6.083           0
                             2009        $ 6.083      $ 9.349           0
                             2010        $ 9.349      $12.077           0
                             2011        $12.077      $10.948           0
                             2012        $10.948      $11.599           0
                             2013        $11.599      $15.574           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.524      $15.711           0
                             2005        $15.711      $17.321           0
                             2006        $17.321      $18.919           0
                             2007        $18.919      $19.021           0
                             2008        $19.021      $11.064           0
                             2009        $11.064      $15.845           0
                             2010        $15.845      $19.584           0
                             2011        $19.584      $17.460           0
                             2012        $17.460      $19.558           0
                             2013        $19.558      $32.726           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.413      $19.153          238
                             2005        $19.153      $21.839        1,947
                             2006        $21.839      $29.365            0
                             2007        $29.365      $23.721        2,055
                             2008        $23.721      $14.349        2,130
                             2009        $14.349      $18.006        2,086
                             2010        $18.006      $22.777        1,899
                             2011        $22.777      $23.505        1,737
                             2012        $23.505      $26.539        1,726
                             2013        $26.539      $26.372          207
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.820          930
                             2005        $ 9.820      $ 9.824          971
                             2006        $ 9.824      $ 9.994            0
                             2007        $ 9.994      $10.194        1,033
                             2008        $10.194      $10.134          614
                             2009        $10.134      $ 9.906            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
   PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.2


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.214          0
                             2007        $10.214      $11.693          0
                             2008        $11.693      $ 6.541          0
                             2009        $ 6.541      $ 8.649          0
                             2010        $ 8.649      $ 9.871          0
                             2011        $ 9.871      $ 9.368          0
                             2012        $ 9.368      $10.619          0
                             2013        $10.619      $13.574          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.404          0
                             2007        $10.404      $11.010          0
                             2008        $11.010      $ 8.042          0
                             2009        $ 8.042      $ 9.730          0
                             2010        $ 9.730      $10.689          0
                             2011        $10.689      $10.389          0
                             2012        $10.389      $11.315          0
                             2013        $11.315      $12.502          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.434          0
                             2007        $10.434      $11.198          0
                             2008        $11.198      $ 7.345          0
                             2009        $ 7.345      $ 9.216          0
                             2010        $ 9.216      $10.285          0
                             2011        $10.285      $ 9.915          0
                             2012        $ 9.915      $10.943          0
                             2013        $10.943      $12.351          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.443          0
                             2007        $10.443      $11.321          0
                             2008        $11.321      $ 6.832          0
                             2009        $ 6.832      $ 8.748          0
                             2010        $ 8.748      $ 9.896          0
                             2011        $ 9.896      $ 9.387          0
                             2012        $ 9.387      $10.553          0
                             2013        $10.553      $12.506          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.296          0
                             2007        $10.296      $10.643          0
                             2008        $10.643      $ 9.276          0
                             2009        $ 9.276      $10.380          0
                             2010        $10.380      $10.867          0
                             2011        $10.867      $10.756          0
                             2012        $10.756      $11.155          0
                             2013        $11.155      $11.455          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.693          0
                             2007        $ 9.693      $11.571          0
                             2008        $11.571      $ 6.237          0
                             2009        $ 6.237      $ 8.793          0
                             2010        $ 8.793      $10.279          0
                             2011        $10.279      $10.079          0
                             2012        $10.079      $11.626          0
                             2013        $11.626      $15.276          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.765          0
                             2007        $10.765      $11.050          0
                             2008        $11.050      $ 6.778          0
                             2009        $ 6.778      $ 8.356          0
                             2010        $ 8.356      $ 9.358          0
                             2011        $ 9.358      $ 9.298          0
                             2012        $ 9.298      $10.493          0
                             2013        $10.493      $13.511          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.824          0
                             2007        $ 9.824      $11.059          0
                             2008        $11.059      $ 6.519          0
                             2009        $ 6.519      $ 8.893          0
                             2010        $ 8.893      $11.161          0
                             2011        $11.161      $ 9.712          0
                             2012        $ 9.712      $10.860          0
                             2013        $10.860      $14.403          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.297      $14.357          0
                             2005        $14.357      $14.507          0
                             2006        $14.507      $16.534          0
                             2007        $16.534      $15.539          0
                             2008        $15.539      $ 9.836          0
                             2009        $ 9.836      $12.151          0
                             2010        $12.151      $13.839          0
                             2011        $13.839      $13.834          0
                             2012        $13.834      $15.154          0
                             2013        $15.154      $19.172          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.179          0
                             2005        $11.179      $11.088          0
                             2006        $11.088      $12.798          0
                             2007        $12.798      $12.960          0
                             2008        $12.960      $ 8.898          0
                             2009        $ 8.898      $11.777          0
                             2010        $11.777      $12.953          0
                             2011        $12.953      $12.945          0
                             2012        $12.945      $14.234          0
                             2013        $14.234      $15.831          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.504          0
                             2005        $10.504      $10.362          0
                             2006        $10.362      $11.218          0
                             2007        $11.218      $11.630          0
                             2008        $11.630      $ 7.432          0
                             2009        $ 7.432      $ 9.411          0
                             2010        $ 9.411      $10.251          0
                             2011        $10.251      $ 9.856          0
                             2012        $ 9.856      $10.810          0
                             2013        $10.810      $13.573          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.459      $17.465          0
                             2005        $17.465      $18.544          0
                             2006        $18.544      $21.176          0
                             2007        $21.176      $20.175          0
                             2008        $20.175      $13.190          0
                             2009        $13.190      $16.629          0
                             2010        $16.629      $20.813          0
                             2011        $20.813      $19.552          0
                             2012        $19.552      $22.593          0
                             2013        $22.593      $30.045          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.434      $16.794          0
                             2005        $16.794      $17.179          0
                             2006        $17.179      $18.227          0
                             2007        $18.227      $19.789          0
                             2008        $19.789      $11.107          0
                             2009        $11.107      $15.565          0
                             2010        $15.565      $19.391          0
                             2011        $19.391      $18.014          0
                             2012        $18.014      $19.490          0
                             2013        $19.490      $26.284          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.197          0
                             2005        $10.197      $10.193          0
                             2006        $10.193      $10.350          0
                             2007        $10.350      $10.769          0
                             2008        $10.769      $11.309          0
                             2009        $11.309      $11.381          0
                             2010        $11.381      $11.696          0
                             2011        $11.696      $12.065          0
                             2012        $12.065      $11.998          0
                             2013        $11.998      $11.449          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.958          0
                             2007        $10.958      $11.962          0
                             2008        $11.962      $ 8.354          0
                             2009        $ 8.354      $10.055          0
                             2010        $10.055      $10.989          0
                             2011        $10.989      $10.409          0
                             2012        $10.409      $11.517          0
                             2013        $11.517      $14.347          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.596      $13.849          0
                             2005        $13.849      $14.946          0
                             2006        $14.946      $17.271          0
                             2007        $17.271      $17.443          0
                             2008        $17.443      $10.707          0
                             2009        $10.707      $13.174          0
                             2010        $13.174      $14.299          0
                             2011        $14.299      $13.812          0
                             2012        $13.812      $15.402          0
                             2013        $15.402      $19.282          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.755      $20.396          0
                             2005        $20.396      $25.371          0
                             2006        $25.371      $31.723          0
                             2007        $31.723      $39.874          0
                             2008        $39.874      $18.406          0
                             2009        $18.406      $31.009          0
                             2010        $31.009      $35.591          0
                             2011        $35.591      $29.233          0
                             2012        $29.233      $32.288          0
                             2013        $32.288      $31.226          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.502      $15.621          0
                             2005        $15.621      $16.800          0
                             2006        $16.800      $19.917          0
                             2007        $19.917      $22.443          0
                             2008        $22.443      $13.060          0
                             2009        $13.060      $17.471          0
                             2010        $17.471      $18.487          0
                             2011        $18.487      $16.127          0
                             2012        $16.127      $18.610          0
                             2013        $18.610      $22.339          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.797      $14.332          0
                             2005        $14.332      $13.560          0
                             2006        $13.560      $14.927          0
                             2007        $14.927      $16.171          0
                             2008        $16.171      $16.765          0
                             2009        $16.765      $19.421          0
                             2010        $19.421      $21.696          0
                             2011        $21.696      $20.995          0
                             2012        $20.995      $23.579          0
                             2013        $23.579      $23.391          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.654      $12.147          0
                             2005        $12.147      $12.763          0
                             2006        $12.763      $12.786          0
                             2007        $12.786      $14.556          0
                             2008        $14.556      $ 7.229          0
                             2009        $ 7.229      $11.689          0
                             2010        $11.689      $13.642          0
                             2011        $13.642      $12.465          0
                             2012        $12.465      $13.797          0
                             2013        $13.797      $18.827          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.245          0
                             2005        $11.245      $12.328          0
                             2006        $12.328      $14.525          0
                             2007        $14.525      $15.288          0
                             2008        $15.288      $ 8.761          0
                             2009        $ 8.761      $11.904          0
                             2010        $11.904      $14.205          0
                             2011        $14.205      $13.994          0
                             2012        $13.994      $16.022          0
                             2013        $16.022      $20.999          0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.238          0
                             2005        $11.238      $12.303          0
                             2006        $12.303      $14.487          0
                             2007        $14.487      $15.234          0
                             2008        $15.234      $ 8.710          0
                             2009        $ 8.710      $11.831          0
                             2010        $11.831      $14.110          0
                             2011        $14.110      $13.888          0
                             2012        $13.888      $15.870          0
                             2013        $15.870      $20.747          0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.282          0
                             2005        $11.282      $11.465          0
                             2006        $11.465      $12.988          0
                             2007        $12.988      $12.381          0
                             2008        $12.381      $ 7.758          0
                             2009        $ 7.758      $ 9.724          0
                             2010        $ 9.724      $10.981          0
                             2011        $10.981      $10.493          0
                             2012        $10.493      $12.180          0
                             2013        $12.180      $16.128          0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.907          0
                             2005        $10.907      $11.433          0
                             2006        $11.433      $12.564          0
                             2007        $12.564      $12.674          0
                             2008        $12.674      $ 9.565          0
                             2009        $ 9.565      $11.436          0
                             2010        $11.436      $12.506          0
                             2011        $12.506      $12.049          0
                             2012        $12.049      $13.218          0
                             2013        $13.218      $16.112          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.260      $14.771          0
                             2005        $14.771      $15.820          0
                             2006        $15.820      $17.910          0
                             2007        $17.910      $17.920          0
                             2008        $17.920      $11.857          0
                             2009        $11.857      $14.364          0
                             2010        $14.364      $15.731          0
                             2011        $15.731      $15.008          0
                             2012        $15.008      $16.751          0
                             2013        $16.751      $21.872          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.069          0
                             2005        $11.069      $12.006          0
                             2006        $12.006      $12.297          0
                             2007        $12.297      $14.114          0
                             2008        $14.114      $ 7.324          0
                             2009        $ 7.324      $11.179          0
                             2010        $11.179      $13.888          0
                             2011        $13.888      $12.288          0
                             2012        $12.288      $13.388          0
                             2013        $13.388      $17.852          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.342          0
                             2005        $10.342      $10.227          0
                             2006        $10.227      $10.915          0
                             2007        $10.915      $11.311          0
                             2008        $11.311      $ 9.105          0
                             2009        $ 9.105      $11.937          0
                             2010        $11.937      $13.086          0
                             2011        $13.086      $13.334          0
                             2012        $13.334      $14.646          0
                             2013        $14.646      $15.464          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.890          0
                             2005        $10.890      $11.369          0
                             2006        $11.369      $12.723          0
                             2007        $12.723      $13.252          0
                             2008        $13.252      $ 9.226          0
                             2009        $ 9.226      $11.345          0
                             2010        $11.345      $13.181          0
                             2011        $13.181      $12.289          0
                             2012        $12.289      $13.264          0
                             2013        $13.264      $17.577          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.874          0
                             2005        $10.874      $10.960          0
                             2006        $10.960      $12.546          0
                             2007        $12.546      $12.666          0
                             2008        $12.666      $ 7.860          0
                             2009        $ 7.860      $ 9.122          0
                             2010        $ 9.122      $10.454          0
                             2011        $10.454      $ 9.584          0
                             2012        $ 9.584      $10.486          0
                             2013        $10.486      $13.909          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.122          0
                             2005        $11.122      $11.359          0
                             2006        $11.359      $11.963          0
                             2007        $11.963      $14.161          0
                             2008        $14.161      $ 8.536          0
                             2009        $ 8.536      $12.127          0
                             2010        $12.127      $14.551          0
                             2011        $14.551      $12.776          0
                             2012        $12.776      $14.229          0
                             2013        $14.229      $19.039          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.105          0
                             2005        $11.105      $11.731          0
                             2006        $11.731      $12.852          0
                             2007        $12.852      $12.616          0
                             2008        $12.616      $ 7.468          0
                             2009        $ 7.468      $ 9.229          0
                             2010        $ 9.229      $11.300          0
                             2011        $11.300      $10.588          0
                             2012        $10.588      $11.838          0
                             2013        $11.838      $15.058          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.231      $12.728          0
                             2005        $12.728      $13.029          0
                             2006        $13.029      $13.696          0
                             2007        $13.696      $15.219          0
                             2008        $15.219      $ 8.072          0
                             2009        $ 8.072      $11.357          0
                             2010        $11.357      $12.100          0
                             2011        $12.100      $11.649          0
                             2012        $11.649      $12.940          0
                             2013        $12.940      $16.348          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $13.002      $13.934          0
                             2005        $13.934      $14.102          0
                             2006        $14.102      $15.260          0
                             2007        $15.260      $15.413          0
                             2008        $15.413      $ 8.482          0
                             2009        $ 8.482      $10.068          0
                             2010        $10.068      $11.073          0
                             2011        $11.073      $10.851          0
                             2012        $10.851      $11.873          0
                             2013        $11.873      $13.076          0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.090          0
                             2005        $10.090      $10.079          0
                             2006        $10.079      $10.324          0
                             2007        $10.324      $10.488          0
                             2008        $10.488      $ 6.237          0
                             2009        $ 6.237      $ 6.639          0
                             2010        $ 6.639      $ 7.211          0
                             2011        $ 7.211      $ 7.597          0
                             2012        $ 7.597      $ 8.170          0
                             2013        $ 8.170      $ 7.944          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.303      $14.342          0
                             2005        $14.342      $15.679          0
                             2006        $15.679      $15.718          0
                             2007        $15.718      $16.267          0
                             2008        $16.267      $ 8.064          0
                             2009        $ 8.064      $10.410          0
                             2010        $10.410      $12.921          0
                             2011        $12.921      $12.719          0
                             2012        $12.719      $14.421          0
                             2013        $14.421      $19.091          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.134      $16.401          0
                             2005        $16.401      $18.261          0
                             2006        $18.261      $20.921          0
                             2007        $20.921      $21.660          0
                             2008        $21.660      $12.615          0
                             2009        $12.615      $17.159          0
                             2010        $17.159      $19.380          0
                             2011        $19.380      $17.304          0
                             2012        $17.304      $20.428          0
                             2013        $20.428      $25.322          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.051      $12.755          0
                             2005        $12.755      $12.760          0
                             2006        $12.760      $13.357          0
                             2007        $13.357      $14.281          0
                             2008        $14.281      $11.921          0
                             2009        $11.921      $13.778          0
                             2010        $13.778      $15.435          0
                             2011        $15.435      $15.165          0
                             2012        $15.165      $16.748          0
                             2013        $16.748      $16.288          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.866      $13.656          0
                             2005        $13.656      $13.597          0
                             2006        $13.597      $14.498          0
                             2007        $14.498      $14.083          0
                             2008        $14.083      $ 2.945          0
                             2009        $ 2.945      $ 3.621          0
                             2010        $ 3.621      $ 4.045          0
                             2011        $ 4.045      $ 3.847          0
                             2012        $ 3.847      $ 4.247          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.545      $13.365          0
                             2005        $13.365      $13.795          0
                             2006        $13.795      $15.454          0
                             2007        $15.454      $15.709          0
                             2008        $15.709      $ 9.410          0
                             2009        $ 9.410      $11.757          0
                             2010        $11.757      $13.292          0
                             2011        $13.292      $12.934          0
                             2012        $12.934      $14.721          0
                             2013        $14.721      $18.887          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.560      $16.938          0
                             2005        $16.938      $18.141          0
                             2006        $18.141      $20.304          0
                             2007        $20.304      $19.540          0
                             2008        $19.540      $11.824          0
                             2009        $11.824      $15.798          0
                             2010        $15.798      $18.976          0
                             2011        $18.976      $18.082          0
                             2012        $18.082      $20.768          0
                             2013        $20.768      $28.507          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $12.055          0
                             2010        $12.055      $13.250          0
                             2011        $13.250      $13.183          0
                             2012        $13.183      $15.351          0
                             2013        $15.351      $19.842          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.997      $12.672          0
                             2005        $12.672      $12.865          0
                             2006        $12.865      $14.055          0
                             2007        $14.055      $13.848          0
                             2008        $13.848      $ 8.012          0
                             2009        $ 8.012      $ 9.825          0
                             2010        $ 9.825      $10.629          0
                             2011        $10.629      $10.663          0
                             2012        $10.663      $11.712          0
                             2013        $11.712      $13.500          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.344      $13.147          0
                             2005        $13.147      $13.729          0
                             2006        $13.729      $15.125          0
                             2007        $15.125      $15.195          0
                             2008        $15.195      $ 9.889          0
                             2009        $ 9.889      $13.051          0
                             2010        $13.051      $14.611          0
                             2011        $14.611      $14.203          0
                             2012        $14.203      $15.831          0
                             2013        $15.831      $18.465          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.223      $11.735          0
                             2005        $11.735      $12.967          0
                             2006        $12.967      $13.011          0
                             2007        $13.011      $12.623          0
                             2008        $12.623      $10.217          0
                             2009        $10.217      $12.566          0
                             2010        $12.566      $12.569          0
                             2011        $12.569      $12.124          0
                             2012        $12.124      $14.469          0
                             2013        $14.469      $20.008          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.958      $16.567          0
                             2005        $16.567      $17.559          0
                             2006        $17.559      $21.775          0
                             2007        $21.775      $25.490          0
                             2008        $25.490      $17.294          0
                             2009        $17.294      $18.123          0
                             2010        $18.123      $18.014          0
                             2011        $18.014      $16.634          0
                             2012        $16.634      $17.053          0
                             2013        $17.053      $18.945          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.409      $14.543          0
                             2005        $14.543      $14.939          0
                             2006        $14.939      $16.903          0
                             2007        $16.903      $15.501          0
                             2008        $15.501      $ 9.275          0
                             2009        $ 9.275      $11.752          0
                             2010        $11.752      $13.121          0
                             2011        $13.121      $12.213          0
                             2012        $12.213      $14.202          0
                             2013        $14.202      $18.809          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.250      $14.297          0
                             2005        $14.297      $14.389          0
                             2006        $14.389      $15.524          0
                             2007        $15.524      $15.574          0
                             2008        $15.574      $11.239          0
                             2009        $11.239      $16.476          0
                             2010        $16.476      $18.341          0
                             2011        $18.341      $18.218          0
                             2012        $18.218      $20.628          0
                             2013        $20.628      $21.716          0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.368      $10.569          0
                             2005        $10.569      $10.561          0
                             2006        $10.561      $10.775          0
                             2007        $10.775      $11.066          0
                             2008        $11.066      $ 8.217          0
                             2009        $ 8.217      $11.763          0
                             2010        $11.763      $12.615          0
                             2011        $12.615      $12.930          0
                             2012        $12.930      $13.976          0
                             2013        $13.976      $13.897          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.287      $15.070          0
                             2005        $15.070      $16.506          0
                             2006        $16.506      $20.578          0
                             2007        $20.578      $21.764          0
                             2008        $21.764      $11.907          0
                             2009        $11.907      $14.485          0
                             2010        $14.485      $15.556          0
                             2011        $15.556      $12.614          0
                             2012        $12.614      $15.010          0
                             2013        $15.010      $18.764          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.899      $14.183          0
                             2005        $14.183      $15.064          0
                             2006        $15.064      $16.754          0
                             2007        $16.754      $15.507          0
                             2008        $15.507      $ 9.150          0
                             2009        $ 9.150      $11.684          0
                             2010        $11.684      $12.992          0
                             2011        $12.992      $12.688          0
                             2012        $12.688      $14.468          0
                             2013        $14.468      $19.083          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.783      $ 9.612          0
                             2005        $ 9.612      $ 9.620          0
                             2006        $ 9.620      $ 9.804          0
                             2007        $ 9.804      $10.026          0
                             2008        $10.026      $10.038          0
                             2009        $10.038      $ 9.818          0
                             2010        $ 9.818      $ 9.587          0
                             2011        $ 9.587      $ 9.360          0
                             2012        $ 9.360      $ 9.136          0
                             2013        $ 9.136      $ 8.919          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.400      $14.428          0
                             2005        $14.428      $15.494          0
                             2006        $15.494      $16.419          0
                             2007        $16.419      $16.944          0
                             2008        $16.944      $10.130          0
                             2009        $10.130      $13.066          0
                             2010        $13.066      $15.248          0
                             2011        $15.248      $14.128          0
                             2012        $14.128      $16.101          0
                             2013        $16.101      $21.443          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.470      $16.304          0
                             2005        $16.304      $16.853          0
                             2006        $16.853      $19.086          0
                             2007        $19.086      $17.717          0
                             2008        $17.717      $ 9.553          0
                             2009        $ 9.553      $ 8.985          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $13.003      $13.652          0
                             2005        $13.652      $13.994          0
                             2006        $13.994      $15.206          0
                             2007        $15.206      $14.923          0
                             2008        $14.923      $ 8.952          0
                             2009        $ 8.952      $11.637          0
                             2010        $11.637      $13.220          0
                             2011        $13.220      $12.679          0
                             2012        $12.679      $14.593          0
                             2013        $14.593      $18.996          0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.466      $15.590          0
                             2005        $15.590      $17.067          0
                             2006        $17.067      $17.568          0
                             2007        $17.568      $17.799          0
                             2008        $17.799      $ 9.460          0
                             2009        $ 9.460      $12.812          0
                             2010        $12.812      $14.556          0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.310      $12.621          0
                             2005        $12.621      $13.021          0
                             2006        $13.021      $13.402          0
                             2007        $13.402      $13.802          0
                             2008        $13.802      $ 8.483          0
                             2009        $ 8.483      $13.571          0
                             2010        $13.571      $16.002          0
                             2011        $16.002      $12.832          0
                             2012        $12.832      $14.306          0
                             2013        $14.306      $20.071          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.775      $14.801          0
                             2005        $14.801      $16.202          0
                             2006        $16.202      $17.524          0
                             2007        $17.524      $18.197          0
                             2008        $18.197      $15.101          0
                             2009        $15.101      $19.179          0
                             2010        $19.179      $20.545          0
                             2011        $20.545      $21.436          0
                             2012        $21.436      $24.663          0
                             2013        $24.663      $21.965          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $11.007          0
                             2005        $11.007      $12.032          0
                             2006        $12.032      $14.272          0
                             2007        $14.272      $15.291          0
                             2008        $15.291      $10.606          0
                             2009        $10.606      $13.413          0
                             2010        $13.413      $14.932          0
                             2011        $14.932      $15.895          0
                             2012        $15.895      $17.933          0
                             2013        $17.933      $20.946          0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.705          0
                             2005        $10.705      $12.091          0
                             2006        $12.091      $12.288          0
                             2007        $12.288      $14.619          0
                             2008        $14.619      $ 7.251          0
                             2009        $ 7.251      $11.717          0
                             2010        $11.717      $14.052          0
                             2011        $14.052      $13.333          0
                             2012        $13.333      $14.884          0
                             2013        $14.884      $21.514          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.679          0
                             2005        $10.679      $12.039          0
                             2006        $12.039      $12.200          0
                             2007        $12.200      $14.486          0
                             2008        $14.486      $ 7.162          0
                             2009        $ 7.162      $11.545          0
                             2010        $11.545      $13.817          0
                             2011        $13.817      $13.077          0
                             2012        $13.077      $14.558          0
                             2013        $14.558      $20.992          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.779          0
                             2007        $ 9.779      $11.702          0
                             2008        $11.702      $ 6.075          0
                             2009        $ 6.075      $ 9.331          0
                             2010        $ 9.331      $12.048          0
                             2011        $12.048      $10.916          0
                             2012        $10.916      $11.559          0
                             2013        $11.559      $15.513          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.520      $15.697          0
                             2005        $15.697      $17.297          0
                             2006        $17.297      $18.883          0
                             2007        $18.883      $18.976          0
                             2008        $18.976      $11.032          0
                             2009        $11.032      $15.791          0
                             2010        $15.791      $19.508          0
                             2011        $19.508      $17.383          0
                             2012        $17.383      $19.462          0
                             2013        $19.462      $32.548          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.408      $19.136          0
                             2005        $19.136      $21.810          0
                             2006        $21.810      $29.310          0
                             2007        $29.310      $23.664          0
                             2008        $23.664      $14.307          0
                             2009        $14.307      $17.944          0
                             2010        $17.944      $22.688          0
                             2011        $22.688      $23.401          0
                             2012        $23.401      $26.408          0
                             2013        $26.408      $26.229          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.815          0
                             2005        $ 9.815      $ 9.813          0
                             2006        $ 9.813      $ 9.979          0
                             2007        $ 9.979      $10.173          0
                             2008        $10.173      $10.108          0
                             2009        $10.108      $ 9.876          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION
  DEATH BENEFIT OPTION (AGE 71-79)OR WITH THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT
OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION
                        DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.3


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.207          0
                             2007        $10.207      $11.673          0
                             2008        $11.673      $ 6.523          0
                             2009        $ 6.523      $ 8.616          0
                             2010        $ 8.616      $ 9.824          0
                             2011        $ 9.824      $ 9.313          0
                             2012        $ 9.313      $10.547          0
                             2013        $10.547      $13.467          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.397          0
                             2007        $10.397      $10.991          0
                             2008        $10.991      $ 8.020          0
                             2009        $ 8.020      $ 9.693          0
                             2010        $ 9.693      $10.638          0
                             2011        $10.638      $10.329          0
                             2012        $10.329      $11.238          0
                             2013        $11.238      $12.404          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.427          0
                             2007        $10.427      $11.179          0
                             2008        $11.179      $ 7.325          0
                             2009        $ 7.325      $ 9.182          0
                             2010        $ 9.182      $10.236          0
                             2011        $10.236      $ 9.858          0
                             2012        $ 9.858      $10.868          0
                             2013        $10.868      $12.255          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.436          0
                             2007        $10.436      $11.302          0
                             2008        $11.302      $ 6.813          0
                             2009        $ 6.813      $ 8.715          0
                             2010        $ 8.715      $ 9.849          0
                             2011        $ 9.849      $ 9.332          0
                             2012        $ 9.332      $10.481          0
                             2013        $10.481      $12.408          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.289          0
                             2007        $10.289      $10.624          0
                             2008        $10.624      $ 9.251          0
                             2009        $ 9.251      $10.341          0
                             2010        $10.341      $10.815          0
                             2011        $10.815      $10.693          0
                             2012        $10.693      $11.079          0
                             2013        $11.079      $11.366          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.686          0
                             2007        $ 9.686      $11.551          0
                             2008        $11.551      $ 6.220          0
                             2009        $ 6.220      $ 8.760          0
                             2010        $ 8.760      $10.230          0
                             2011        $10.230      $10.021          0
                             2012        $10.021      $11.547          0
                             2013        $11.547      $15.156          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.757          0
                             2007        $10.757      $11.031          0
                             2008        $11.031      $ 6.759          0
                             2009        $ 6.759      $ 8.325          0
                             2010        $ 8.325      $ 9.313          0
                             2011        $ 9.313      $ 9.244          0
                             2012        $ 9.244      $10.422          0
                             2013        $10.422      $13.405          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.818          0
                             2007        $ 9.818      $11.040          0
                             2008        $11.040      $ 6.501          0
                             2009        $ 6.501      $ 8.859          0
                             2010        $ 8.859      $11.107          0
                             2011        $11.107      $ 9.656          0
                             2012        $ 9.656      $10.786          0
                             2013        $10.786      $14.290          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.277      $14.320           0
                             2005        $14.320      $14.456           0
                             2006        $14.456      $16.459          98
                             2007        $16.459      $15.452           0
                             2008        $15.452      $ 9.771           0
                             2009        $ 9.771      $12.058           0
                             2010        $12.058      $13.719           0
                             2011        $13.719      $13.700           0
                             2012        $13.700      $14.992           0
                             2013        $14.992      $18.947           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.171         949
                             2005        $11.171      $11.069         949
                             2006        $11.069      $12.763           0
                             2007        $12.763      $12.911         634
                             2008        $12.911      $ 8.856         447
                             2009        $ 8.856      $11.709         214
                             2010        $11.709      $12.865          20
                             2011        $12.865      $12.844           0
                             2012        $12.844      $14.108           0
                             2013        $14.108      $15.675           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.501           0
                             2005        $10.501      $10.349           0
                             2006        $10.349      $11.192           0
                             2007        $11.192      $11.592           0
                             2008        $11.592      $ 7.400           0
                             2009        $ 7.400      $ 9.361           0
                             2010        $ 9.361      $10.186           0
                             2011        $10.186      $ 9.783           0
                             2012        $ 9.783      $10.719           0
                             2013        $10.719      $13.445           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.437      $17.421          66
                             2005        $17.421      $18.478          65
                             2006        $18.478      $21.079           0
                             2007        $21.079      $20.062          65
                             2008        $20.062      $13.103          71
                             2009        $13.103      $16.502          69
                             2010        $16.502      $20.632          65
                             2011        $20.632      $19.363           0
                             2012        $19.363      $22.352           0
                             2013        $22.352      $29.694           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.411      $16.751           0
                             2005        $16.751      $17.118           0
                             2006        $17.118      $18.143           0
                             2007        $18.143      $19.678           0
                             2008        $19.678      $11.033           0
                             2009        $11.033      $15.447           0
                             2010        $15.447      $19.223           0
                             2011        $19.223      $17.840           0
                             2012        $17.840      $19.282           0
                             2013        $19.282      $25.976           0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.190           0
                             2005        $10.190      $10.176           0
                             2006        $10.176      $10.322           0
                             2007        $10.322      $10.728           0
                             2008        $10.728      $11.255           0
                             2009        $11.255      $11.315           0
                             2010        $11.315      $11.616           0
                             2011        $11.616      $11.971           0
                             2012        $11.971      $11.892           0
                             2013        $11.892      $11.337           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.951           0
                             2007        $10.951      $11.942           0
                             2008        $11.942      $ 8.331           0
                             2009        $ 8.331      $10.018           0
                             2010        $10.018      $10.936           0
                             2011        $10.936      $10.349           0
                             2012        $10.349      $11.439           0
                             2013        $11.439      $14.234           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.577      $13.813         168
                             2005        $13.813      $14.892         162
                             2006        $14.892      $17.192         204
                             2007        $17.192      $17.345         152
                             2008        $17.345      $10.636         163
                             2009        $10.636      $13.073         175
                             2010        $13.073      $14.175         180
                             2011        $14.175      $13.679           0
                             2012        $13.679      $15.237           0
                             2013        $15.237      $19.057           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.729      $20.344           0
                             2005        $20.344      $25.281           0
                             2006        $25.281      $31.578           0
                             2007        $31.578      $39.650           0
                             2008        $39.650      $18.284           0
                             2009        $18.284      $30.772           0
                             2010        $30.772      $35.283           0
                             2011        $35.283      $28.951           0
                             2012        $28.951      $31.943           0
                             2013        $31.943      $30.861           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.482      $15.582           0
                             2005        $15.582      $16.740           0
                             2006        $16.740      $19.825          95
                             2007        $19.825      $22.317           0
                             2008        $22.317      $12.974           0
                             2009        $12.974      $17.337           0
                             2010        $17.337      $18.327           0
                             2011        $18.327      $15.971           0
                             2012        $15.971      $18.411           0
                             2013        $18.411      $22.077           0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.778      $14.296           0
                             2005        $14.296      $13.511           0
                             2006        $13.511      $14.859           0
                             2007        $14.859      $16.081           0
                             2008        $16.081      $16.654           0
                             2009        $16.654      $19.273           0
                             2010        $19.273      $21.509           0
                             2011        $21.509      $20.792           0
                             2012        $20.792      $23.327           0
                             2013        $23.327      $23.117           0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.637      $12.116           0
                             2005        $12.116      $12.718           0
                             2006        $12.718      $12.727           0
                             2007        $12.727      $14.474           0
                             2008        $14.474      $ 7.181           0
                             2009        $ 7.181      $11.599           0
                             2010        $11.599      $13.524           0
                             2011        $13.524      $12.345           0
                             2012        $12.345      $13.649           0
                             2013        $13.649      $18.606           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.237          0
                             2005        $11.237      $12.307          0
                             2006        $12.307      $14.486          0
                             2007        $14.486      $15.231          0
                             2008        $15.231      $ 8.719          0
                             2009        $ 8.719      $11.835          0
                             2010        $11.835      $14.108          0
                             2011        $14.108      $13.884          0
                             2012        $13.884      $15.881          0
                             2013        $15.881      $20.792          0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.231          0
                             2005        $11.231      $12.282          0
                             2006        $12.282      $14.447          0
                             2007        $14.447      $15.176          0
                             2008        $15.176      $ 8.668          0
                             2009        $ 8.668      $11.763          0
                             2010        $11.763      $14.014          0
                             2011        $14.014      $13.779          0
                             2012        $13.779      $15.729          0
                             2013        $15.729      $20.542          0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.274          0
                             2005        $11.274      $11.446          0
                             2006        $11.446      $12.952          0
                             2007        $12.952      $12.334          0
                             2008        $12.334      $ 7.721          0
                             2009        $ 7.721      $ 9.667          0
                             2010        $ 9.667      $10.906          0
                             2011        $10.906      $10.411          0
                             2012        $10.411      $12.072          0
                             2013        $12.072      $15.969          0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.900          0
                             2005        $10.900      $11.413          0
                             2006        $11.413      $12.530          0
                             2007        $12.530      $12.627          0
                             2008        $12.627      $ 9.520          0
                             2009        $ 9.520      $11.370          0
                             2010        $11.370      $12.421          0
                             2011        $12.421      $11.955          0
                             2012        $11.955      $13.101          0
                             2013        $13.101      $15.954          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.240      $14.733         235
                             2005        $14.733      $15.763         225
                             2006        $15.763      $17.828           0
                             2007        $17.828      $17.820         221
                             2008        $17.820      $11.779         225
                             2009        $11.779      $14.255         236
                             2010        $14.255      $15.595         250
                             2011        $15.595      $14.863           0
                             2012        $14.863      $16.572           0
                             2013        $16.572      $21.616           0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.062         104
                             2005        $11.062      $11.986         100
                             2006        $11.986      $12.263           0
                             2007        $12.263      $14.061          95
                             2008        $14.061      $ 7.289         120
                             2009        $ 7.289      $11.114         103
                             2010        $11.114      $13.794          96
                             2011        $13.794      $12.192           0
                             2012        $12.192      $13.270           0
                             2013        $13.270      $17.676           0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.339           0
                             2005        $10.339      $10.214           0
                             2006        $10.214      $10.890           0
                             2007        $10.890      $11.274           0
                             2008        $11.274      $ 9.065           0
                             2009        $ 9.065      $11.873           0
                             2010        $11.873      $13.003           0
                             2011        $13.003      $13.236           0
                             2012        $13.236      $14.523           0
                             2013        $14.523      $15.319           0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.887           0
                             2005        $10.887      $11.355           0
                             2006        $11.355      $12.694           0
                             2007        $12.694      $13.208           0
                             2008        $13.208      $ 9.186           0
                             2009        $ 9.186      $11.284           0
                             2010        $11.284      $13.097           0
                             2011        $13.097      $12.198           0
                             2012        $12.198      $13.152           0
                             2013        $13.152      $17.411           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.871           0
                             2005        $10.871      $10.946           0
                             2006        $10.946      $12.518           0
                             2007        $12.518      $12.624           0
                             2008        $12.624      $ 7.826           0
                             2009        $ 7.826      $ 9.073           0
                             2010        $ 9.073      $10.388           0
                             2011        $10.388      $ 9.513           0
                             2012        $ 9.513      $10.397           0
                             2013        $10.397      $13.778           0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.119           0
                             2005        $11.119      $11.344           0
                             2006        $11.344      $11.936           0
                             2007        $11.936      $14.114           0
                             2008        $14.114      $ 8.499           0
                             2009        $ 8.499      $12.062           0
                             2010        $12.062      $14.458           0
                             2011        $14.458      $12.682           0
                             2012        $12.682      $14.109           0
                             2013        $14.109      $18.859           0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.102           0
                             2005        $11.102      $11.716           0
                             2006        $11.716      $12.823           0
                             2007        $12.823      $12.574           0
                             2008        $12.574      $ 7.435           0
                             2009        $ 7.435      $ 9.180           0
                             2010        $ 9.180      $11.228           0
                             2011        $11.228      $10.510           0
                             2012        $10.510      $11.738           0
                             2013        $11.738      $14.916           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.222      $12.707         841
                             2005        $12.707      $12.994         840
                             2006        $12.994      $13.644           0
                             2007        $13.644      $15.146         561
                             2008        $15.146      $ 8.025         396
                             2009        $ 8.025      $11.280         190
                             2010        $11.280      $12.005          18
                             2011        $12.005      $11.546           0
                             2012        $11.546      $12.812           0
                             2013        $12.812      $16.170           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $12.982      $13.899         774
                             2005        $13.899      $14.052         774
                             2006        $14.052      $15.190         151
                             2007        $15.190      $15.326         517
                             2008        $15.326      $ 8.426         365
                             2009        $ 8.426      $ 9.991         175
                             2010        $ 9.991      $10.977          16
                             2011        $10.977      $10.746           0
                             2012        $10.746      $11.746           0
                             2013        $11.746      $12.923           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.087           0
                             2005        $10.087      $10.066           0
                             2006        $10.066      $10.300           0
                             2007        $10.300      $10.453           0
                             2008        $10.453      $ 6.210           0
                             2009        $ 6.210      $ 6.603           0
                             2010        $ 6.603      $ 7.165           0
                             2011        $ 7.165      $ 7.541           0
                             2012        $ 7.541      $ 8.101           0
                             2013        $ 8.101      $ 7.869           0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.284      $14.306           0
                             2005        $14.306      $15.623           0
                             2006        $15.623      $15.646           0
                             2007        $15.646      $16.175           0
                             2008        $16.175      $ 8.010           0
                             2009        $ 8.010      $10.330           0
                             2010        $10.330      $12.810           0
                             2011        $12.810      $12.596           0
                             2012        $12.596      $14.267           0
                             2013        $14.267      $18.868           0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.112      $16.359           0
                             2005        $16.359      $18.196           0
                             2006        $18.196      $20.825           0
                             2007        $20.825      $21.539           0
                             2008        $21.539      $12.531           0
                             2009        $12.531      $17.028           0
                             2010        $17.028      $19.212           0
                             2011        $19.212      $17.137           0
                             2012        $17.137      $20.210           0
                             2013        $20.210      $25.026           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.033      $12.723         268
                             2005        $12.723      $12.715         281
                             2006        $12.715      $13.296         163
                             2007        $13.296      $14.201         283
                             2008        $14.201      $11.842         219
                             2009        $11.842      $13.672         248
                             2010        $13.672      $15.302         242
                             2011        $15.302      $15.018           0
                             2012        $15.018      $16.569           0
                             2013        $16.569      $16.097           0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.847      $13.621           0
                             2005        $13.621      $13.549           0
                             2006        $13.549      $14.432           0
                             2007        $14.432      $14.004           0
                             2008        $14.004      $ 2.926           0
                             2009        $ 2.926      $ 3.593           0
                             2010        $ 3.593      $ 4.010           0
                             2011        $ 4.010      $ 3.810           0
                             2012        $ 3.810      $ 4.202           0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.526      $13.331         809
                             2005        $13.331      $13.746         808
                             2006        $13.746      $15.383           0
                             2007        $15.383      $15.621         540
                             2008        $15.621      $ 9.348         381
                             2009        $ 9.348      $11.667         182
                             2010        $11.667      $13.177          17
                             2011        $13.177      $12.809           0
                             2012        $12.809      $14.564           0
                             2013        $14.564      $18.666           0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.538      $16.895         137
                             2005        $16.895      $18.076         133
                             2006        $18.076      $20.211          89
                             2007        $20.211      $19.431         134
                             2008        $19.431      $11.746         161
                             2009        $11.746      $15.677         148
                             2010        $15.677      $18.812         141
                             2011        $18.812      $17.907           0
                             2012        $17.907      $20.546           0
                             2013        $20.546      $28.173           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $11.963          0
                             2010        $11.963      $13.136          0
                             2011        $13.136      $13.055          0
                             2012        $13.055      $15.187          0
                             2013        $15.187      $19.610          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.979      $12.640          0
                             2005        $12.640      $12.819          0
                             2006        $12.819      $13.991          0
                             2007        $13.991      $13.771          0
                             2008        $13.771      $ 7.959          0
                             2009        $ 7.959      $ 9.750          0
                             2010        $ 9.750      $10.537          0
                             2011        $10.537      $10.560          0
                             2012        $10.560      $11.587          0
                             2013        $11.587      $13.343          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.326      $13.114          0
                             2005        $13.114      $13.680          0
                             2006        $13.680      $15.055          0
                             2007        $15.055      $15.110          0
                             2008        $15.110      $ 9.824          0
                             2009        $ 9.824      $12.952          0
                             2010        $12.952      $14.485          0
                             2011        $14.485      $14.066          0
                             2012        $14.066      $15.662          0
                             2013        $15.662      $18.249          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.206      $11.705          0
                             2005        $11.705      $12.921          0
                             2006        $12.921      $12.952          0
                             2007        $12.952      $12.552          0
                             2008        $12.552      $10.149          0
                             2009        $10.149      $12.470          0
                             2010        $12.470      $12.460          0
                             2011        $12.460      $12.007          0
                             2012        $12.007      $14.314          0
                             2013        $14.314      $19.774          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.937      $16.525           0
                             2005        $16.525      $17.497           0
                             2006        $17.497      $21.675           0
                             2007        $21.675      $25.347           0
                             2008        $25.347      $17.180           0
                             2009        $17.180      $17.984           0
                             2010        $17.984      $17.858           0
                             2011        $17.858      $16.473           0
                             2012        $16.473      $16.871           0
                             2013        $16.871      $18.724           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.389      $14.506           0
                             2005        $14.506      $14.886           0
                             2006        $14.886      $16.826           0
                             2007        $16.826      $15.414           0
                             2008        $15.414      $ 9.213           0
                             2009        $ 9.213      $11.662           0
                             2010        $11.662      $13.007           0
                             2011        $13.007      $12.095           0
                             2012        $12.095      $14.050           0
                             2013        $14.050      $18.589           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.230      $14.261          79
                             2005        $14.261      $14.337          83
                             2006        $14.337      $15.453           0
                             2007        $15.453      $15.487          85
                             2008        $15.487      $11.164          74
                             2009        $11.164      $16.350          72
                             2010        $16.350      $18.182          68
                             2011        $18.182      $18.041           0
                             2012        $18.041      $20.407           0
                             2013        $20.407      $21.462           0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.353      $10.542         106
                             2005        $10.542      $10.523         113
                             2006        $10.523      $10.726           0
                             2007        $10.726      $11.004         122
                             2008        $11.004      $ 8.162         100
                             2009        $ 8.162      $11.673          99
                             2010        $11.673      $12.506          99
                             2011        $12.506      $12.805           0
                             2012        $12.805      $13.827           0
                             2013        $13.827      $13.735           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.267      $15.032         156
                             2005        $15.032      $16.447         150
                             2006        $16.447      $20.484           0
                             2007        $20.484      $21.643         120
                             2008        $21.643      $11.828         156
                             2009        $11.828      $14.374         154
                             2010        $14.374      $15.422         164
                             2011        $15.422      $12.492           0
                             2012        $12.492      $14.849           0
                             2013        $14.849      $18.544           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.880      $14.147           0
                             2005        $14.147      $15.010           0
                             2006        $15.010      $16.677           0
                             2007        $16.677      $15.420           0
                             2008        $15.420      $ 9.089           0
                             2009        $ 9.089      $11.594           0
                             2010        $11.594      $12.880           0
                             2011        $12.880      $12.565           0
                             2012        $12.565      $14.313           0
                             2013        $14.313      $18.860           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.768      $ 9.588         116
                             2005        $ 9.588      $ 9.586         122
                             2006        $ 9.586      $ 9.759           0
                             2007        $ 9.759      $ 9.970         134
                             2008        $ 9.970      $ 9.971          85
                             2009        $ 9.971      $ 9.743         116
                             2010        $ 9.743      $ 9.504         130
                             2011        $ 9.504      $ 9.269           0
                             2012        $ 9.269      $ 9.039           0
                             2013        $ 9.039      $ 8.815           0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.380      $14.392           0
                             2005        $14.392      $15.438           0
                             2006        $15.438      $16.344           0
                             2007        $16.344      $16.849           0
                             2008        $16.849      $10.063           0
                             2009        $10.063      $12.966           0
                             2010        $12.966      $15.116           0
                             2011        $15.116      $13.991           0
                             2012        $13.991      $15.929           0
                             2013        $15.929      $21.192           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.448      $16.262           0
                             2005        $16.262      $16.793           0
                             2006        $16.793      $18.999           0
                             2007        $18.999      $17.617           0
                             2008        $17.617      $ 9.489           0
                             2009        $ 9.489      $ 8.925           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $12.983      $13.617           0
                             2005        $13.617      $13.944           0
                             2006        $13.944      $15.136           0
                             2007        $15.136      $14.840           0
                             2008        $14.840      $ 8.892           0
                             2009        $ 8.892      $11.548           0
                             2010        $11.548      $13.105           0
                             2011        $13.105      $12.556           0
                             2012        $12.556      $14.437           0
                             2013        $14.437      $18.774           0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.445      $15.550           0
                             2005        $15.550      $17.006           0
                             2006        $17.006      $17.488           0
                             2007        $17.488      $17.700           0
                             2008        $17.700      $ 9.398           0
                             2009        $ 9.398      $12.714           0
                             2010        $12.714      $14.433           0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.291      $12.589         270
                             2005        $12.589      $12.975         272
                             2006        $12.975      $13.340           0
                             2007        $13.340      $13.724         294
                             2008        $13.724      $ 8.426         322
                             2009        $ 8.426      $13.467         262
                             2010        $13.467      $15.863         246
                             2011        $15.863      $12.708           0
                             2012        $12.708      $14.153           0
                             2013        $14.153      $19.836           0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.754      $14.764           0
                             2005        $14.764      $16.144           0
                             2006        $16.144      $17.444           0
                             2007        $17.444      $18.095           0
                             2008        $18.095      $15.001           0
                             2009        $15.001      $19.033           0
                             2010        $19.033      $20.367           0
                             2011        $20.367      $21.229           0
                             2012        $21.229      $24.399           0
                             2013        $24.399      $21.708           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $10.996          0
                             2005        $10.996      $12.007          0
                             2006        $12.007      $14.228          0
                             2007        $14.228      $15.228          0
                             2008        $15.228      $10.551          0
                             2009        $10.551      $13.331          0
                             2010        $13.331      $14.825          0
                             2011        $14.825      $15.765          0
                             2012        $15.765      $17.768          0
                             2013        $17.768      $20.732          0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.697          0
                             2005        $10.697      $12.071          0
                             2006        $12.071      $12.254          0
                             2007        $12.254      $14.565          0
                             2008        $14.565      $ 7.216          0
                             2009        $ 7.216      $11.649          0
                             2010        $11.649      $13.956          0
                             2011        $13.956      $13.229          0
                             2012        $13.229      $14.753          0
                             2013        $14.753      $21.301          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.672          0
                             2005        $10.672      $12.018          0
                             2006        $12.018      $12.166          0
                             2007        $12.166      $14.432          0
                             2008        $14.432      $ 7.127          0
                             2009        $ 7.127      $11.478          0
                             2010        $11.478      $13.723          0
                             2011        $13.723      $12.975          0
                             2012        $12.975      $14.429          0
                             2013        $14.429      $20.785          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.772          0
                             2007        $ 9.772      $11.682          0
                             2008        $11.682      $ 6.058          0
                             2009        $ 6.058      $ 9.296          0
                             2010        $ 9.296      $11.990          0
                             2011        $11.990      $10.853          0
                             2012        $10.853      $11.481          0
                             2013        $11.481      $15.391          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.510      $15.670          0
                             2005        $15.670      $17.250          0
                             2006        $17.250      $18.813          0
                             2007        $18.813      $18.885          0
                             2008        $18.885      $10.968          0
                             2009        $10.968      $15.684          0
                             2010        $15.684      $19.355          0
                             2011        $19.355      $17.229          0
                             2012        $17.229      $19.270          0
                             2013        $19.270      $32.194          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.386      $19.088           0
                             2005        $19.088      $21.732           0
                             2006        $21.732      $29.176          92
                             2007        $29.176      $23.532           0
                             2008        $23.532      $14.212           0
                             2009        $14.212      $17.807           0
                             2010        $17.807      $22.491           0
                             2011        $22.491      $23.174           0
                             2012        $23.174      $26.126           0
                             2013        $26.126      $25.922           0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.805           0
                             2005        $ 9.805      $ 9.793           0
                             2006        $ 9.793      $ 9.948         131
                             2007        $ 9.948      $10.132           0
                             2008        $10.132      $10.056           0
                             2009        $10.056      $ 9.815           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT
  OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.35


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.203            0
                             2007        $10.203      $11.663            0
                             2008        $11.663      $ 6.514            0
                             2009        $ 6.514      $ 8.600            0
                             2010        $ 8.600      $ 9.801            0
                             2011        $ 9.801      $ 9.286            0
                             2012        $ 9.286      $10.511            0
                             2013        $10.511      $13.414            0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.394            0
                             2007        $10.394      $10.981            0
                             2008        $10.981      $ 8.009            0
                             2009        $ 8.009      $ 9.675        4,213
                             2010        $ 9.675      $10.612        4,213
                             2011        $10.612      $10.299        4,213
                             2012        $10.299      $11.200        4,213
                             2013        $11.200      $12.356        4,213
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.423            0
                             2007        $10.423      $11.169            0
                             2008        $11.169      $ 7.315            0
                             2009        $ 7.315      $ 9.164            0
                             2010        $ 9.164      $10.212            0
                             2011        $10.212      $ 9.829            0
                             2012        $ 9.829      $10.831            0
                             2013        $10.831      $12.206            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.432          0
                             2007        $10.432      $11.292          0
                             2008        $11.292      $ 6.804          0
                             2009        $ 6.804      $ 8.699          0
                             2010        $ 8.699      $ 9.825          0
                             2011        $ 9.825      $ 9.305          0
                             2012        $ 9.305      $10.445          0
                             2013        $10.445      $12.359          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.285          0
                             2007        $10.285      $10.615          0
                             2008        $10.615      $ 9.238          0
                             2009        $ 9.238      $10.322          0
                             2010        $10.322      $10.789          0
                             2011        $10.789      $10.662          0
                             2012        $10.662      $11.041          0
                             2013        $11.041      $11.321          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.683          0
                             2007        $ 9.683      $11.541          0
                             2008        $11.541      $ 6.212          0
                             2009        $ 6.212      $ 8.743          0
                             2010        $ 8.743      $10.206          0
                             2011        $10.206      $ 9.992          0
                             2012        $ 9.992      $11.507          0
                             2013        $11.507      $15.097          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.754          0
                             2007        $10.754      $11.022          0
                             2008        $11.022      $ 6.750          0
                             2009        $ 6.750      $ 8.309          0
                             2010        $ 8.309      $ 9.291          0
                             2011        $ 9.291      $ 9.217          0
                             2012        $ 9.217      $10.386          0
                             2013        $10.386      $13.353          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.814          0
                             2007        $ 9.814      $11.031          0
                             2008        $11.031      $ 6.492          0
                             2009        $ 6.492      $ 8.843          0
                             2010        $ 8.843      $11.081          0
                             2011        $11.081      $ 9.628          0
                             2012        $ 9.628      $10.749          0
                             2013        $10.749      $14.234          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.283      $14.320        2,865
                             2005        $14.320      $14.448            0
                             2006        $14.448      $16.442        1,722
                             2007        $16.442      $15.428        1,576
                             2008        $15.428      $ 9.751        1,428
                             2009        $ 9.751      $12.027        1,330
                             2010        $12.027      $13.677        1,125
                             2011        $13.677      $13.651          782
                             2012        $13.651      $14.931          742
                             2013        $14.931      $18.860          720
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.168          587
                             2005        $11.168      $11.059            0
                             2006        $11.059      $12.746        2,347
                             2007        $12.746      $12.887        2,347
                             2008        $12.887      $ 8.834          918
                             2009        $ 8.834      $11.675            0
                             2010        $11.675      $12.821            0
                             2011        $12.821      $12.794            0
                             2012        $12.794      $14.046            0
                             2013        $14.046      $15.597          658
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.500            0
                             2005        $10.500      $10.342            0
                             2006        $10.342      $11.179        1,289
                             2007        $11.179      $11.572        1,331
                             2008        $11.572      $ 7.384            0
                             2009        $ 7.384      $ 9.336            0
                             2010        $ 9.336      $10.153            0
                             2011        $10.153      $ 9.747        1,903
                             2012        $ 9.747      $10.674        1,843
                             2013        $10.674      $13.382        1,695
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.444      $17.421          643
                             2005        $17.421      $18.468           65
                             2006        $18.468      $21.057          382
                             2007        $21.057      $20.031          314
                             2008        $20.031      $13.076          176
                             2009        $13.076      $16.459          180
                             2010        $16.459      $20.569          167
                             2011        $20.569      $19.293          164
                             2012        $19.293      $22.259          161
                             2013        $22.259      $29.556          153

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.418      $16.751            0
                             2005        $16.751      $17.108            0
                             2006        $17.108      $18.124            0
                             2007        $18.124      $19.647            0
                             2008        $19.647      $11.010            0
                             2009        $11.010      $15.407            0
                             2010        $15.407      $19.164            0
                             2011        $19.164      $17.775            0
                             2012        $17.775      $19.202            0
                             2013        $19.202      $25.856            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.186        1,218
                             2005        $10.186      $10.167            0
                             2006        $10.167      $10.308            0
                             2007        $10.308      $10.708            0
                             2008        $10.708      $11.228            0
                             2009        $11.228      $11.282            0
                             2010        $11.282      $11.576            0
                             2011        $11.576      $11.924            0
                             2012        $11.924      $11.840            0
                             2013        $11.840      $11.280            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.947        1,295
                             2007        $10.947      $11.932        1,290
                             2008        $11.932      $ 8.319        1,284
                             2009        $ 8.319      $ 9.999        1,276
                             2010        $ 9.999      $10.910        1,269
                             2011        $10.910      $10.319        1,106
                             2012        $10.319      $11.400          844
                             2013        $11.400      $14.178          949
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.584      $13.813        5,839
                             2005        $13.813      $14.884          162
                             2006        $14.884      $17.174        4,205
                             2007        $17.174      $17.318        3,824
                             2008        $17.318      $10.614        3,642
                             2009        $10.614      $13.039        3,573
                             2010        $13.039      $14.131        3,442
                             2011        $14.131      $13.629        3,223
                             2012        $13.629      $15.174        3,133
                             2013        $15.174      $18.968        2,718

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.738      $20.344          205
                             2005        $20.344      $25.267            0
                             2006        $25.267      $31.545          202
                             2007        $31.545      $39.589          201
                             2008        $39.589      $18.246            0
                             2009        $18.246      $30.692            0
                             2010        $30.692      $35.174            0
                             2011        $35.174      $28.846            0
                             2012        $28.846      $31.812            0
                             2013        $31.812      $30.718            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.488      $15.581          889
                             2005        $15.581      $16.731            0
                             2006        $16.731      $19.805        1,899
                             2007        $19.805      $22.282        1,849
                             2008        $22.282      $12.947          310
                             2009        $12.947      $17.292            0
                             2010        $17.292      $18.270            0
                             2011        $18.270      $15.913            0
                             2012        $15.913      $18.336            0
                             2013        $18.336      $21.975            0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.784      $14.295            0
                             2005        $14.295      $13.504            0
                             2006        $13.504      $14.843            0
                             2007        $14.843      $16.056            0
                             2008        $16.056      $16.619            0
                             2009        $16.619      $19.223            0
                             2010        $19.223      $21.442            0
                             2011        $21.442      $20.717            0
                             2012        $20.717      $23.231            0
                             2013        $23.231      $23.010            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.642      $12.116            0
                             2005        $12.116      $12.711            0
                             2006        $12.711      $12.714            0
                             2007        $12.714      $14.452            0
                             2008        $14.452      $ 7.166            0
                             2009        $ 7.166      $11.569            0
                             2010        $11.569      $13.482            0
                             2011        $13.482      $12.300            0
                             2012        $12.300      $13.593            0
                             2013        $13.593      $18.520            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.233        3,569
                             2005        $11.233      $12.297        3,378
                             2006        $12.297      $14.466        1,753
                             2007        $14.466      $15.202        1,480
                             2008        $15.202      $ 8.698        1,445
                             2009        $ 8.698      $11.801        1,223
                             2010        $11.801      $14.060          945
                             2011        $14.060      $13.830          371
                             2012        $13.830      $15.810          330
                             2013        $15.810      $20.689          306
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.227            0
                             2005        $11.227      $12.272            0
                             2006        $12.272      $14.428          266
                             2007        $14.428      $15.148          271
                             2008        $15.148      $ 8.648            0
                             2009        $ 8.648      $11.728            0
                             2010        $11.728      $13.966            0
                             2011        $13.966      $13.725            0
                             2012        $13.725      $15.659            0
                             2013        $15.659      $20.441            0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.270        1,782
                             2005        $11.270      $11.436        1,782
                             2006        $11.436      $12.935        1,072
                             2007        $12.935      $12.311        1,068
                             2008        $12.311      $ 7.702        1,063
                             2009        $ 7.702      $ 9.639        1,056
                             2010        $ 9.639      $10.869        1,051
                             2011        $10.869      $10.370          916
                             2012        $10.370      $12.019          699
                             2013        $12.019      $15.890          170
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.896            0
                             2005        $10.896      $11.404            0
                             2006        $11.404      $12.513        1,087
                             2007        $12.513      $12.603        1,083
                             2008        $12.603      $ 9.497        1,078
                             2009        $ 9.497      $11.337        1,071
                             2010        $11.337      $12.379        1,065
                             2011        $12.379      $11.908          929
                             2012        $11.908      $13.042          708
                             2013        $13.042      $15.875          173

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.246      $14.733        6,041
                             2005        $14.733      $15.755          225
                             2006        $15.755      $17.809        3,397
                             2007        $17.809      $17.792        3,103
                             2008        $17.792      $11.754        2,731
                             2009        $11.754      $14.218        2,745
                             2010        $14.218      $15.546        2,666
                             2011        $15.546      $14.810        2,511
                             2012        $14.810      $16.503        2,456
                             2013        $16.503      $21.516        2,052
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.058          724
                             2005        $11.058      $11.976          699
                             2006        $11.976      $12.247          726
                             2007        $12.247      $14.035          523
                             2008        $14.035      $ 7.271          582
                             2009        $ 7.271      $11.082          414
                             2010        $11.082      $13.747          389
                             2011        $13.747      $12.144          399
                             2012        $12.144      $13.211          415
                             2013        $13.211      $17.588          399
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.338            0
                             2005        $10.338      $10.208            0
                             2006        $10.208      $10.877            0
                             2007        $10.877      $11.255            0
                             2008        $11.255      $ 9.046            0
                             2009        $ 9.046      $11.841            0
                             2010        $11.841      $12.961            0
                             2011        $12.961      $13.187            0
                             2012        $13.187      $14.462            0
                             2013        $14.462      $15.246            0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.886            0
                             2005        $10.886      $11.347            0
                             2006        $11.347      $12.679          399
                             2007        $12.679      $13.186          397
                             2008        $13.186      $ 9.166            0
                             2009        $ 9.166      $11.254            0
                             2010        $11.254      $13.055            0
                             2011        $13.055      $12.153            0
                             2012        $12.153      $13.097            0
                             2013        $13.097      $17.329            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.870            0
                             2005        $10.870      $10.939            0
                             2006        $10.939      $12.503            0
                             2007        $12.503      $12.603            0
                             2008        $12.603      $ 7.809            0
                             2009        $ 7.809      $ 9.048            0
                             2010        $ 9.048      $10.354            0
                             2011        $10.354      $ 9.478            0
                             2012        $ 9.478      $10.353            0
                             2013        $10.353      $13.713            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.117            0
                             2005        $11.117      $11.337            0
                             2006        $11.337      $11.922          645
                             2007        $11.922      $14.090          583
                             2008        $14.090      $ 8.480            0
                             2009        $ 8.480      $12.029            0
                             2010        $12.029      $14.411            0
                             2011        $14.411      $12.635            0
                             2012        $12.635      $14.049            0
                             2013        $14.049      $18.770            0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.101            0
                             2005        $11.101      $11.709            0
                             2006        $11.709      $12.808        1,179
                             2007        $12.808      $12.554        1,179
                             2008        $12.554      $ 7.419          461
                             2009        $ 7.419      $ 9.155            0
                             2010        $ 9.155      $11.192            0
                             2011        $11.192      $10.471            0
                             2012        $10.471      $11.688            0
                             2013        $11.688      $14.845            0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.218      $12.696        3,435
                             2005        $12.696      $12.976        3,456
                             2006        $12.976      $13.619        1,786
                             2007        $13.619      $15.110        1,445
                             2008        $15.110      $ 8.002        1,277
                             2009        $ 8.002      $11.241        1,071
                             2010        $11.241      $11.958          899
                             2011        $11.958      $11.495          270
                             2012        $11.495      $12.749          271
                             2013        $12.749      $16.082          284

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $12.989      $13.899        1,306
                             2005        $13.899      $14.044          774
                             2006        $14.044      $15.175          833
                             2007        $15.175      $15.302          834
                             2008        $15.302      $ 8.409          783
                             2009        $ 8.409      $ 9.965          834
                             2010        $ 9.965      $10.943          838
                             2011        $10.943      $10.707          502
                             2012        $10.707      $11.698          506
                             2013        $11.698      $12.864          531
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.086            0
                             2005        $10.086      $10.060            0
                             2006        $10.060      $10.288        1,681
                             2007        $10.288      $10.436        1,771
                             2008        $10.436      $ 6.196            0
                             2009        $ 6.196      $ 6.585            0
                             2010        $ 6.585      $ 7.142            0
                             2011        $ 7.142      $ 7.513            0
                             2012        $ 7.513      $ 8.067            0
                             2013        $ 8.067      $ 7.832            0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.290      $14.306          372
                             2005        $14.306      $15.614            0
                             2006        $15.614      $15.630            0
                             2007        $15.630      $16.150            0
                             2008        $16.150      $ 7.993            0
                             2009        $ 7.993      $10.304            0
                             2010        $10.304      $12.770            0
                             2011        $12.770      $12.550            0
                             2012        $12.550      $14.208            0
                             2013        $14.208      $18.780            0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.119      $16.359          143
                             2005        $16.359      $18.186            0
                             2006        $18.186      $20.803          122
                             2007        $20.803      $21.505          116
                             2008        $21.505      $12.505          122
                             2009        $12.505      $16.984           99
                             2010        $16.984      $19.152           99
                             2011        $19.152      $17.075          103
                             2012        $17.075      $20.127          103
                             2013        $20.127      $24.910           96

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.039      $12.723        6,149
                             2005        $12.723      $12.708          281
                             2006        $12.708      $13.282        7,293
                             2007        $13.282      $14.179        6,611
                             2008        $14.179      $11.817        5,090
                             2009        $11.817      $13.637        4,997
                             2010        $13.637      $15.254        4,816
                             2011        $15.254      $14.964        4,865
                             2012        $14.964      $16.501        4,931
                             2013        $16.501      $16.023        5,426
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.853      $13.621          624
                             2005        $13.621      $13.542            0
                             2006        $13.542      $14.417        1,158
                             2007        $14.417      $13.983        1,171
                             2008        $13.983      $ 2.920          577
                             2009        $ 2.920      $ 3.584          475
                             2010        $ 3.584      $ 3.997          463
                             2011        $ 3.997      $ 3.796          488
                             2012        $ 3.796      $ 4.185            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.532      $13.331        7,986
                             2005        $13.331      $13.739          808
                             2006        $13.739      $15.367        2,257
                             2007        $15.367      $15.596        1,957
                             2008        $15.596      $ 9.329        1,401
                             2009        $ 9.329      $11.637        1,283
                             2010        $11.637      $13.136        1,073
                             2011        $13.136      $12.763          460
                             2012        $12.763      $14.504          418
                             2013        $14.504      $18.580          407
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.545      $16.894          591
                             2005        $16.894      $18.066          133
                             2006        $18.066      $20.190          494
                             2007        $20.190      $19.400          484
                             2008        $19.400      $11.721          241
                             2009        $11.721      $15.637          159
                             2010        $15.637      $18.754          129
                             2011        $18.754      $17.843          106
                             2012        $17.843      $20.461           86
                             2013        $20.461      $28.043           66

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $11.932        5,508
                             2010        $11.932      $13.095        5,590
                             2011        $13.095      $13.008        5,597
                             2012        $13.008      $15.124        5,248
                             2013        $15.124      $19.519        4,352
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.985      $12.639        1,895
                             2005        $12.639      $12.819            0
                             2006        $12.812      $13.976          703
                             2007        $13.976      $13.749          557
                             2008        $13.749      $ 7.943          543
                             2009        $ 7.943      $ 9.725          528
                             2010        $ 9.725      $10.504          344
                             2011        $10.504      $10.521            0
                             2012        $10.521      $11.539            0
                             2013        $11.539      $13.281            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.332      $13.113            0
                             2005        $13.113      $13.672            0
                             2006        $13.672      $15.040            0
                             2007        $15.040      $15.086            0
                             2008        $15.086      $ 9.803            0
                             2009        $ 9.803      $12.918            0
                             2010        $12.918      $14.440            0
                             2011        $14.440      $14.015            0
                             2012        $14.015      $15.597            0
                             2013        $15.597      $18.165            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.211      $11.705            0
                             2005        $11.705      $12.914            0
                             2006        $12.914      $12.938            0
                             2007        $12.938      $12.532            0
                             2008        $12.532      $10.128            0
                             2009        $10.128      $12.438            0
                             2010        $12.438      $12.421            0
                             2011        $12.421      $11.964            0
                             2012        $11.964      $14.256            0
                             2013        $14.256      $19.682            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.943      $16.525           162
                             2005        $16.525      $17.487             0
                             2006        $17.487      $21.652           132
                             2007        $21.652      $25.308           101
                             2008        $25.308      $17.144            86
                             2009        $17.144      $17.938           101
                             2010        $17.938      $17.803             0
                             2011        $17.803      $16.413             0
                             2012        $16.413      $16.801             0
                             2013        $16.801      $18.637             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.395      $14.506         2,633
                             2005        $14.506      $14.878             0
                             2006        $14.878      $16.808         1,341
                             2007        $16.808      $15.390         1,151
                             2008        $15.390      $ 9.194         1,068
                             2009        $ 9.194      $11.632           976
                             2010        $11.632      $12.967           749
                             2011        $12.967      $12.052           421
                             2012        $12.052      $13.992           377
                             2013        $13.992      $18.503           345
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.237      $14.261         1,895
                             2005        $14.261      $14.330            83
                             2006        $14.330      $15.437         2,059
                             2007        $15.437      $15.463         1,965
                             2008        $15.463      $11.141         1,861
                             2009        $11.141      $16.308         1,569
                             2010        $16.308      $18.126         1,544
                             2011        $18.126      $17.976         1,350
                             2012        $17.976      $20.323         1,302
                             2013        $20.323      $21.363         1,322
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.358      $10.542        10,448
                             2005        $10.542      $10.518           113
                             2006        $10.518      $10.715         2,478
                             2007        $10.715      $10.986         2,300
                             2008        $10.986      $ 8.145         2,208
                             2009        $ 8.145      $11.643         1,902
                             2010        $11.643      $12.467         1,967
                             2011        $12.467      $12.759         1,902
                             2012        $12.759      $13.770         1,921
                             2013        $13.770      $13.671         2,064
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.274      $15.032         4,595
                             2005        $15.032      $16.438           150
                             2006        $16.438      $20.463           422
                             2007        $20.463      $21.609           428
                             2008        $21.609      $11.803             0
                             2009        $11.803      $14.337             0
                             2010        $14.337      $15.374             0
                             2011        $15.374      $12.446             0
                             2012        $12.446      $14.788             0
                             2013        $14.788      $18.458             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.886      $14.147             0
                             2005        $14.147      $15.002             0
                             2006        $15.002      $16.660             0
                             2007        $16.660      $15.396             0
                             2008        $15.396      $ 9.070             0
                             2009        $ 9.070      $11.565             0
                             2010        $11.565      $12.840             0
                             2011        $12.840      $12.520             0
                             2012        $12.520      $14.254             0
                             2013        $14.254      $18.772             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.773      $ 9.587             0
                             2005        $ 9.587      $ 9.581           122
                             2006        $ 9.581      $ 9.749           493
                             2007        $ 9.749      $ 9.954           516
                             2008        $ 9.954      $ 9.951             0
                             2009        $ 9.951      $ 9.718         9,106
                             2010        $ 9.718      $ 9.475        10,302
                             2011        $ 9.475      $ 9.236        15,930
                             2012        $ 9.236      $ 9.001        17,006
                             2013        $ 9.001      $ 8.774        15,497
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.387      $14.392         2,504
                             2005        $14.392      $15.430             0
                             2006        $15.430      $16.326         1,677
                             2007        $16.326      $16.823         1,354
                             2008        $16.823      $10.042         1,250
                             2009        $10.042      $12.933         1,115
                             2010        $12.933      $15.069         1,739
                             2011        $15.069      $13.941           713
                             2012        $13.941      $15.863           657
                             2013        $15.863      $21.094           611
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.455      $16.262         4,137
                             2005        $16.262      $16.784             0
                             2006        $16.784      $18.979         6,444
                             2007        $18.979      $17.590         6,596
                             2008        $17.590      $ 9.470         6,535
                             2009        $ 9.470      $ 8.906             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $12.989      $13.617            0
                             2005        $13.617      $13.937            0
                             2006        $13.937      $15.120            0
                             2007        $15.120      $14.817            0
                             2008        $14.817      $ 8.874            0
                             2009        $ 8.874      $11.518            0
                             2010        $11.518      $13.065            0
                             2011        $13.065      $12.511            0
                             2012        $12.511      $14.377            0
                             2013        $14.377      $18.687            0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.452      $15.550        2,550
                             2005        $15.550      $16.997            0
                             2006        $16.997      $17.470        1,328
                             2007        $17.470      $17.672        1,097
                             2008        $17.672      $ 9.378        1,119
                             2009        $ 9.378      $12.682          994
                             2010        $12.682      $14.391            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.297      $12.588        3,565
                             2005        $12.588      $12.968          272
                             2006        $12.968      $13.326        3,136
                             2007        $13.326      $13.703        2,746
                             2008        $13.703      $ 8.409        2,575
                             2009        $ 8.409      $13.432        2,138
                             2010        $13.432      $15.814        1,877
                             2011        $15.814      $12.662        1,308
                             2012        $12.662      $14.095        1,094
                             2013        $14.095      $19.744          545
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.761      $14.763            0
                             2005        $14.763      $16.136            0
                             2006        $16.136      $17.426            0
                             2007        $17.426      $18.067            0
                             2008        $18.067      $14.970            0
                             2009        $14.970      $18.984            0
                             2010        $18.984      $20.304            0
                             2011        $20.304      $21.152            0
                             2012        $21.152      $24.299            0
                             2013        $24.299      $21.608            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $10.990            0
                             2005        $10.990      $11.995            0
                             2006        $11.995      $14.206            0
                             2007        $14.206      $15.197            0
                             2008        $15.197      $10.524            0
                             2009        $10.524      $13.290            0
                             2010        $13.290      $14.772            0
                             2011        $14.772      $15.700            0
                             2012        $15.700      $17.686            0
                             2013        $17.686      $20.626            0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.694        8,172
                             2005        $10.694      $12.060        7,238
                             2006        $12.060      $12.237        1,415
                             2007        $12.237      $14.537          939
                             2008        $14.537      $ 7.199          986
                             2009        $ 7.199      $11.615          688
                             2010        $11.615      $13.909          582
                             2011        $13.909      $13.177          273
                             2012        $13.177      $14.687          253
                             2013        $14.687      $21.196          206
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.668            0
                             2005        $10.668      $12.008            0
                             2006        $12.008      $12.150        1,810
                             2007        $12.150      $14.404        1,810
                             2008        $14.404      $ 7.110          708
                             2009        $ 7.110      $11.444            0
                             2010        $11.444      $13.676            0
                             2011        $13.676      $12.924            0
                             2012        $12.924      $14.365            0
                             2013        $14.365      $20.682            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.769          885
                             2007        $ 9.769      $11.672          792
                             2008        $11.672      $ 6.050            0
                             2009        $ 6.050      $ 9.278            0
                             2010        $ 9.278      $11.961            0
                             2011        $11.961      $10.822            0
                             2012        $10.822      $11.441            0
                             2013        $11.441      $15.331            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.506      $15.657            0
                             2005        $15.657      $17.227            0
                             2006        $17.227      $18.777            0
                             2007        $18.777      $18.840            0
                             2008        $18.840      $10.936            0
                             2009        $10.936      $15.630            0
                             2010        $15.630      $19.279            0
                             2011        $19.279      $17.153            0
                             2012        $17.153      $19.174            0
                             2013        $19.174      $32.018            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.393      $19.087         7,654
                             2005        $19.087      $21.720             0
                             2006        $21.720      $29.145         4,555
                             2007        $29.145      $23.495         5,378
                             2008        $23.495      $14.183         6,599
                             2009        $14.183      $17.761         6,113
                             2010        $17.761      $22.422         5,429
                             2011        $22.422      $23.091         5,255
                             2012        $23.091      $26.018         5,084
                             2013        $26.018      $25.802         5,436
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.800         9,153
                             2005        $ 9.800      $ 9.783         9,587
                             2006        $ 9.783      $ 9.933        10,693
                             2007        $ 9.933      $10.111         9,998
                             2008        $10.111      $10.030         7,126
                             2009        $10.030      $ 9.785             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.45


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.196          0
                             2007        $10.196      $11.643          0
                             2008        $11.643      $ 6.496          0
                             2009        $ 6.496      $ 8.568          0
                             2010        $ 8.568      $ 9.754          0
                             2011        $ 9.754      $ 9.232          0
                             2012        $ 9.232      $10.439          0
                             2013        $10.439      $13.309          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.387          0
                             2007        $10.387      $10.962          0
                             2008        $10.962      $ 7.987          0
                             2009        $ 7.987      $ 9.638          0
                             2010        $ 9.638      $10.561          0
                             2011        $10.561      $10.239          0
                             2012        $10.239      $11.123          0
                             2013        $11.123      $12.259          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.416          0
                             2007        $10.416      $11.150          0
                             2008        $11.150      $ 7.295          0
                             2009        $ 7.295      $ 9.130          0
                             2010        $ 9.130      $10.163          0
                             2011        $10.163      $ 9.772          0
                             2012        $ 9.772      $10.757          0
                             2013        $10.757      $12.111          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.425          0
                             2007        $10.425      $11.273          0
                             2008        $11.273      $ 6.785          0
                             2009        $ 6.785      $ 8.666          0
                             2010        $ 8.666      $ 9.778          0
                             2011        $ 9.778      $ 9.251          0
                             2012        $ 9.251      $10.374          0
                             2013        $10.374      $12.262          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.278          0
                             2007        $10.278      $10.597          0
                             2008        $10.597      $ 9.213          0
                             2009        $ 9.213      $10.283          0
                             2010        $10.283      $10.738          0
                             2011        $10.738      $10.600          0
                             2012        $10.600      $10.965          0
                             2013        $10.965      $11.232          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.676          0
                             2007        $ 9.676      $11.521          0
                             2008        $11.521      $ 6.194          0
                             2009        $ 6.194      $ 8.710          0
                             2010        $ 8.710      $10.157          0
                             2011        $10.157      $ 9.934          0
                             2012        $ 9.934      $11.429          0
                             2013        $11.429      $14.978          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.746          0
                             2007        $10.746      $11.003          0
                             2008        $11.003      $ 6.732          0
                             2009        $ 6.732      $ 8.278          0
                             2010        $ 8.278      $ 9.246          0
                             2011        $ 9.246      $ 9.163          0
                             2012        $ 9.163      $10.315          0
                             2013        $10.315      $13.248          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.808          0
                             2007        $ 9.808      $11.012          0
                             2008        $11.012      $ 6.474          0
                             2009        $ 6.474      $ 8.809          0
                             2010        $ 8.809      $11.028          0
                             2011        $11.028      $ 9.572          0
                             2012        $ 9.572      $10.675          0
                             2013        $10.675      $14.122          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2004        $13.263      $14.284          0
                             2005        $14.284      $14.396          0
                             2006        $14.396      $16.366          0
                             2007        $16.366      $15.341          0
                             2008        $15.341      $ 9.686          0
                             2009        $ 9.686      $11.935          0
                             2010        $11.935      $13.558          0
                             2011        $13.558      $13.519          0
                             2012        $13.519      $14.771          0
                             2013        $14.771      $18.639          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.160          0
                             2005        $11.160      $11.041          0
                             2006        $11.041      $12.711          0
                             2007        $12.711      $12.838          0
                             2008        $12.838      $ 8.792          0
                             2009        $ 8.792      $11.607          0
                             2010        $11.607      $12.733          0
                             2011        $12.733      $12.693          0
                             2012        $12.693      $13.921          0
                             2013        $13.921      $15.443          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.497          0
                             2005        $10.497      $10.329          0
                             2006        $10.329      $11.153          0
                             2007        $11.153      $11.534          0
                             2008        $11.534      $ 7.352          0
                             2009        $ 7.352      $ 9.286          0
                             2010        $ 9.286      $10.088          0
                             2011        $10.088      $ 9.675          0
                             2012        $ 9.675      $10.584          0
                             2013        $10.584      $13.255          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2004        $14.422      $17.376          0
                             2005        $17.376      $18.402          0
                             2006        $18.402      $20.960          0
                             2007        $20.960      $19.918          0
                             2008        $19.918      $12.989          0
                             2009        $12.989      $16.333          0
                             2010        $16.333      $20.390          0
                             2011        $20.390      $19.106          0
                             2012        $19.106      $22.021          0
                             2013        $22.021      $29.210          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $15.395      $16.708          0
                             2005        $16.708      $17.047          0
                             2006        $17.047      $18.041          0
                             2007        $18.041      $19.537          0
                             2008        $19.537      $10.937          0
                             2009        $10.937      $15.289          0
                             2010        $15.289      $18.997          0
                             2011        $18.997      $17.603          0
                             2012        $17.603      $18.997          0
                             2013        $18.997      $25.553          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.179          0
                             2005        $10.179      $10.150          0
                             2006        $10.150      $10.279          0
                             2007        $10.279      $10.668          0
                             2008        $10.668      $11.175          0
                             2009        $11.175      $11.216          0
                             2010        $11.216      $11.497          0
                             2011        $11.497      $11.830          0
                             2012        $11.830      $11.735          0
                             2013        $11.735      $11.169          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.940          0
                             2007        $10.940      $11.911          0
                             2008        $11.911      $ 8.297          0
                             2009        $ 8.297      $ 9.961          0
                             2010        $ 9.961      $10.858          0
                             2011        $10.858      $10.259          0
                             2012        $10.259      $11.322          0
                             2013        $11.322      $14.067          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $12.564      $13.778          0
                             2005        $13.778      $14.831          0
                             2006        $14.831      $17.095          0
                             2007        $17.095      $17.221          0
                             2008        $17.221      $10.544          0
                             2009        $10.544      $12.939          0
                             2010        $12.939      $14.008          0
                             2011        $14.008      $13.497          0
                             2012        $13.497      $15.012          0
                             2013        $15.012      $18.746          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2004        $16.712      $20.292          0
                             2005        $20.292      $25.177          0
                             2006        $25.177      $31.401          0
                             2007        $31.401      $39.367          0
                             2008        $39.367      $18.125          0
                             2009        $18.125      $30.457          0
                             2010        $30.457      $34.869          0
                             2011        $34.869      $28.567          0
                             2012        $28.567      $31.471          0
                             2013        $31.471      $30.358          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $13.468      $15.542          0
                             2005        $15.542      $16.672          0
                             2006        $16.672      $19.714          0
                             2007        $19.714      $22.157          0
                             2008        $22.157      $12.861          0
                             2009        $12.861      $17.160          0
                             2010        $17.160      $18.112          0
                             2011        $18.112      $15.759          0
                             2012        $15.759      $18.139          0
                             2013        $18.139      $21.718          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2004        $12.764      $14.259          0
                             2005        $14.259      $13.456          0
                             2006        $13.456      $14.775          0
                             2007        $14.775      $15.966          0
                             2008        $15.966      $16.509          0
                             2009        $16.509      $19.076          0
                             2010        $19.076      $21.256          0
                             2011        $21.256      $20.516          0
                             2012        $20.516      $22.983          0
                             2013        $22.983      $22.740          0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.625      $12.085          0
                             2005        $12.085      $12.666          0
                             2006        $12.666      $12.656          0
                             2007        $12.656      $14.370          0
                             2008        $14.370      $ 7.119          0
                             2009        $ 7.119      $11.481          0
                             2010        $11.481      $13.365          0
                             2011        $13.365      $12.181          0
                             2012        $12.181      $13.448          0
                             2013        $13.448      $18.303          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $10.000      $11.226          0
                             2005        $11.226      $12.275          0
                             2006        $12.275      $14.426          0
                             2007        $14.426      $15.145          0
                             2008        $15.145      $ 8.657          0
                             2009        $ 8.657      $11.733          0
                             2010        $11.733      $13.964          0
                             2011        $13.964      $13.721          0
                             2012        $13.721      $15.670          0
                             2013        $15.670      $20.484          0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $10.000      $11.219          0
                             2005        $11.219      $12.251          0
                             2006        $12.251      $14.388          0
                             2007        $14.388      $15.091          0
                             2008        $15.091      $ 8.606          0
                             2009        $ 8.606      $11.660          0
                             2010        $11.660      $13.871          0
                             2011        $13.871      $13.617          0
                             2012        $13.617      $15.521          0
                             2013        $15.521      $20.239          0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.262          0
                             2005        $11.262      $11.416          0
                             2006        $11.416      $12.899          0
                             2007        $12.899      $12.265          0
                             2008        $12.265      $ 7.665          0
                             2009        $ 7.665      $ 9.583          0
                             2010        $ 9.583      $10.795          0
                             2011        $10.795      $10.289          0
                             2012        $10.289      $11.912          0
                             2013        $11.912      $15.733          0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.888          0
                             2005        $10.888      $11.384          0
                             2006        $11.384      $12.479          0
                             2007        $12.479      $12.556          0
                             2008        $12.556      $ 9.451          0
                             2009        $ 9.451      $11.271          0
                             2010        $11.271      $12.294          0
                             2011        $12.294      $11.815          0
                             2012        $11.815      $12.927          0
                             2013        $12.927      $15.718          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $13.226      $14.695          0
                             2005        $14.695      $15.699          0
                             2006        $15.699      $17.727          0
                             2007        $17.727      $17.692          0
                             2008        $17.692      $11.676          0
                             2009        $11.676      $14.109          0
                             2010        $14.109      $15.412          0
                             2011        $15.412      $14.666          0
                             2012        $14.666      $16.327          0
                             2013        $16.327      $21.263          0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.050          0
                             2005        $11.050      $11.955          0
                             2006        $11.955      $12.213          0
                             2007        $12.213      $13.982          0
                             2008        $13.982      $ 7.237          0
                             2009        $ 7.237      $11.018          0
                             2010        $11.018      $13.653          0
                             2011        $13.653      $12.049          0
                             2012        $12.049      $13.094          0
                             2013        $13.094      $17.414          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.335          0
                             2005        $10.335      $10.194          0
                             2006        $10.194      $10.852          0
                             2007        $10.852      $11.218          0
                             2008        $11.218      $ 9.006          0
                             2009        $ 9.006      $11.777          0
                             2010        $11.777      $12.878          0
                             2011        $12.878      $13.089          0
                             2012        $13.089      $14.340          0
                             2013        $14.340      $15.102          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.883          0
                             2005        $10.883      $11.333          0
                             2006        $11.333      $12.650          0
                             2007        $12.650      $13.142          0
                             2008        $13.142      $ 9.126          0
                             2009        $ 9.126      $11.194          0
                             2010        $11.194      $12.972          0
                             2011        $12.972      $12.063          0
                             2012        $12.063      $12.986          0
                             2013        $12.986      $17.165          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.867          0
                             2005        $10.867      $10.925          0
                             2006        $10.925      $12.474          0
                             2007        $12.474      $12.561          0
                             2008        $12.561      $ 7.775          0
                             2009        $ 7.775      $ 9.000          0
                             2010        $ 9.000      $10.288          0
                             2011        $10.288      $ 9.408          0
                             2012        $ 9.408      $10.266          0
                             2013        $10.266      $13.583          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                             2004        $10.000      $11.115          0
                             2005        $11.115      $11.322          0
                             2006        $11.322      $11.895          0
                             2007        $11.895      $14.043          0
                             2008        $14.043      $ 8.443          0
                             2009        $ 8.443      $11.964          0
                             2010        $11.964      $14.319          0
                             2011        $14.319      $12.541          0
                             2012        $12.541      $13.931          0
                             2013        $13.931      $18.592          0
LORD ABBETT SERIES FUND, INC. - MID-CAP STOCK PORTFOLIO
                             2004        $10.000      $11.089          0
                             2005        $11.098      $11.694          0
                             2006        $11.694      $12.779          0
                             2007        $12.779      $12.512          0
                             2008        $12.512      $ 7.387          0
                             2009        $ 7.387      $ 9.106          0
                             2010        $ 9.106      $11.120          0
                             2011        $11.120      $10.393          0
                             2012        $10.393      $11.590          0
                             2013        $11.590      $14.705          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                             2004        $12.210      $12.674          0
                             2005        $12.674      $12.941          0
                             2006        $12.941      $13.568          0
                             2007        $13.568      $15.038          0
                             2008        $15.038      $ 7.955          0
                             2009        $ 7.955      $11.165          0
                             2010        $11.165      $11.864          0
                             2011        $11.864      $11.393          0
                             2012        $11.393      $12.623          0
                             2013        $12.623      $15.906          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER CAPITAL INCOME FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                             2004        $12.969      $13.863          0
                             2005        $13.863      $13.994          0
                             2006        $13.994      $15.105          0
                             2007        $15.105      $15.217          0
                             2008        $15.217      $ 8.353          0
                             2009        $ 8.353      $ 9.889          0
                             2010        $ 9.889      $10.849          0
                             2011        $10.849      $10.603          0
                             2012        $10.603      $11.572          0
                             2013        $11.572      $12.713          0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                             2004        $10.000      $10.083          0
                             2005        $10.083      $10.047          0
                             2006        $10.047      $10.265          0
                             2007        $10.265      $10.401          0
                             2008        $10.401      $ 6.169          0
                             2009        $ 6.169      $ 6.550          0
                             2010        $ 6.550      $ 7.097          0
                             2011        $ 7.097      $ 7.458          0
                             2012        $ 7.458      $ 7.999          0
                             2013        $ 7.999      $ 7.758          0
OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                             2004        $12.271      $14.269          0
                             2005        $14.269      $15.559          0
                             2006        $15.559      $15.558          0
                             2007        $15.558      $16.060          0
                             2008        $16.060      $ 7.940          0
                             2009        $ 7.940      $10.225          0
                             2010        $10.225      $12.659          0
                             2011        $12.659      $12.429          0
                             2012        $12.429      $14.056          0
                             2013        $14.056      $18.560          0
OPPENHEIMER GLOBAL FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                             2004        $14.098      $16.317          0
                             2005        $16.317      $18.121          0
                             2006        $18.121      $20.708          0
                             2007        $20.708      $21.384          0
                             2008        $21.384      $12.422          0
                             2009        $12.422      $16.854          0
                             2010        $16.854      $18.986          0
                             2011        $18.986      $16.910          0
                             2012        $16.910      $19.911          0
                             2013        $19.911      $24.618          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                             2004        $12.020      $12.690          0
                             2005        $12.690      $12.662          0
                             2006        $12.662      $13.221          0
                             2007        $13.221      $14.099          0
                             2008        $14.099      $11.739          0
                             2009        $11.739      $13.533          0
                             2010        $13.533      $15.122          0
                             2011        $15.122      $14.819          0
                             2012        $14.819      $16.324          0
                             2013        $16.324      $15.835          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                             2004        $12.834      $13.586          0
                             2005        $13.586      $13.494          0
                             2006        $13.494      $14.350          0
                             2007        $14.350      $13.904          0
                             2008        $13.904      $ 2.900          0
                             2009        $ 2.900      $ 3.556          0
                             2010        $ 3.556      $ 3.963          0
                             2011        $ 3.963      $ 3.760          0
                             2012        $ 3.760      $ 4.141          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                             2004        $12.513      $13.297          0
                             2005        $13.297      $13.690          0
                             2006        $13.690      $15.297          0
                             2007        $15.297      $15.509          0
                             2008        $15.509      $ 9.267          0
                             2009        $ 9.267      $11.548          0
                             2010        $11.548      $13.022          0
                             2011        $13.022      $12.639          0
                             2012        $12.639      $14.349          0
                             2013        $14.349      $18.362          0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                             2004        $14.523      $16.852          0
                             2005        $16.852      $18.002          0
                             2006        $18.002      $20.097          0
                             2007        $20.097      $19.292          0
                             2008        $19.292      $11.644          0
                             2009        $11.644      $15.517          0
                             2010        $15.517      $18.591          0
                             2011        $18.591      $17.670          0
                             2012        $17.670      $20.242          0
                             2013        $20.242      $27.714          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $11.841          0
                             2010        $11.841      $12.981          0
                             2011        $12.981      $12.882          0
                             2012        $12.882      $14.963          0
                             2013        $14.963      $19.290          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.967      $12.607          0
                             2005        $12.607      $12.766          0
                             2006        $12.766      $13.912          0
                             2007        $13.912      $13.672          0
                             2008        $13.672      $ 7.890          0
                             2009        $ 7.890      $ 9.650          0
                             2010        $ 9.650      $10.413          0
                             2011        $10.413      $10.420          0
                             2012        $10.420      $11.415          0
                             2013        $11.415      $13.125          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2004        $12.313      $13.080          0
                             2005        $13.080      $13.624          0
                             2006        $13.624      $14.971          0
                             2007        $14.971      $15.002          0
                             2008        $15.002      $ 9.738          0
                             2009        $ 9.738      $12.819          0
                             2010        $12.819      $14.315          0
                             2011        $14.315      $13.879          0
                             2012        $13.879      $15.430          0
                             2013        $15.430      $17.952          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2004        $11.194      $11.675          0
                             2005        $11.675      $12.868          0
                             2006        $12.868      $12.879          0
                             2007        $12.879      $12.462          0
                             2008        $12.462      $10.061          0
                             2009        $10.061      $12.343          0
                             2010        $12.343      $12.313          0
                             2011        $12.313      $11.848          0
                             2012        $11.848      $14.103          0
                             2013        $14.103      $19.452          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2004        $13.922      $16.483          0
                             2005        $16.483      $17.425          0
                             2006        $17.425      $21.553          0
                             2007        $21.553      $25.166          0
                             2008        $25.166      $17.030          0
                             2009        $17.030      $17.800          0
                             2010        $17.800      $17.648          0
                             2011        $17.648      $16.254          0
                             2012        $16.254      $16.622          0
                             2013        $16.622      $18.419          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $13.375      $14.469          0
                             2005        $14.469      $14.825          0
                             2006        $14.825      $16.731          0
                             2007        $16.731      $15.303          0
                             2008        $15.303      $ 9.133          0
                             2009        $ 9.133      $11.543          0
                             2010        $11.543      $12.854          0
                             2011        $12.854      $11.935          0
                             2012        $11.935      $13.843          0
                             2013        $13.843      $18.286          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2004        $13.216      $14.224          0
                             2005        $14.224      $14.279          0
                             2006        $14.279      $15.366          0
                             2007        $15.366      $15.376          0
                             2008        $15.376      $11.067          0
                             2009        $11.067      $16.183          0
                             2010        $16.183      $17.969          0
                             2011        $17.969      $17.802          0
                             2012        $17.802      $20.106          0
                             2013        $20.106      $21.113          0
PUTNAM VT INCOME FUND - CLASS IB
                             2004        $10.342      $10.515          0
                             2005        $10.515      $10.480          0
                             2006        $10.480      $10.665          0
                             2007        $10.665      $10.925          0
                             2008        $10.925      $ 8.091          0
                             2009        $ 8.091      $11.554          0
                             2010        $11.554      $12.359          0
                             2011        $12.359      $12.635          0
                             2012        $12.635      $13.623          0
                             2013        $13.623      $13.511          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $13.253      $14.993          0
                             2005        $14.993      $16.379          0
                             2006        $16.379      $20.369          0
                             2007        $20.369      $21.488          0
                             2008        $21.488      $11.725          0
                             2009        $11.725      $14.227          0
                             2010        $14.227      $15.241          0
                             2011        $15.241      $12.326          0
                             2012        $12.326      $14.630          0
                             2013        $14.630      $18.242          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.867      $14.111          0
                             2005        $14.111      $14.949          0
                             2006        $14.949      $16.584          0
                             2007        $16.584      $15.309          0
                             2008        $15.309      $ 9.010          0
                             2009        $ 9.010      $11.476          0
                             2010        $11.476      $12.729          0
                             2011        $12.729      $12.398          0
                             2012        $12.398      $14.102          0
                             2013        $14.102      $18.552          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2004        $ 9.758      $ 9.563          0
                             2005        $ 9.563      $ 9.547          0
                             2006        $ 9.547      $ 9.704          0
                             2007        $ 9.704      $ 9.898          0
                             2008        $ 9.898      $ 9.885          0
                             2009        $ 9.885      $ 9.644          0
                             2010        $ 9.644      $ 9.393          0
                             2011        $ 9.393      $ 9.146          0
                             2012        $ 9.146      $ 8.905          0
                             2013        $ 8.905      $ 8.671          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2004        $13.366      $14.355          0
                             2005        $14.355      $15.375          0
                             2006        $15.375      $16.252          0
                             2007        $16.252      $16.728          0
                             2008        $16.728      $ 9.976          0
                             2009        $ 9.976      $12.834          0
                             2010        $12.834      $14.939          0
                             2011        $14.939      $13.806          0
                             2012        $13.806      $15.693          0
                             2013        $15.693      $20.847          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2004        $14.433      $16.221          0
                             2005        $16.221      $16.724          0
                             2006        $16.724      $18.892          0
                             2007        $18.892      $17.491          0
                             2008        $17.491      $ 9.407          0
                             2009        $ 9.407      $ 8.845          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                             2004        $12.969      $13.582          0
                             2005        $13.582      $13.887          0
                             2006        $13.887      $15.051          0
                             2007        $15.051      $14.733          0
                             2008        $14.733      $ 8.815          0
                             2009        $ 8.815      $11.430          0
                             2010        $11.430      $12.951          0
                             2011        $12.951      $12.390          0
                             2012        $12.390      $14.223          0
                             2013        $14.223      $18.468          0
PUTNAM VT VISTA FUND - CLASS IB
                             2004        $13.431      $15.510          0
                             2005        $15.510      $16.936          0
                             2006        $16.936      $17.390          0
                             2007        $17.390      $17.573          0
                             2008        $17.573      $ 9.316          0
                             2009        $ 9.316      $12.585          0
                             2010        $12.585      $14.270          0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $12.279      $12.556          0
                             2005        $12.556      $12.922          0
                             2006        $12.922      $13.265          0
                             2007        $13.265      $13.626          0
                             2008        $13.626      $ 8.353          0
                             2009        $ 8.353      $13.329          0
                             2010        $13.329      $15.677          0
                             2011        $15.677      $12.539          0
                             2012        $12.539      $13.944          0
                             2013        $13.944      $19.513          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $13.740      $14.726          0
                             2005        $14.726      $16.078          0
                             2006        $16.078      $17.346          0
                             2007        $17.346      $17.966          0
                             2008        $17.966      $14.871          0
                             2009        $14.871      $18.838          0
                             2010        $18.838      $20.128          0
                             2011        $20.128      $20.947          0
                             2012        $20.947      $24.039          0
                             2013        $24.039      $21.354          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $10.000      $10.979          0
                             2005        $10.979      $11.970          0
                             2006        $11.970      $14.162          0
                             2007        $14.162      $15.135          0
                             2008        $15.135      $10.471          0
                             2009        $10.471      $13.208          0
                             2010        $13.208      $14.666          0
                             2011        $14.666      $15.572          0
                             2012        $15.572      $17.523          0
                             2013        $17.523      $20.415          0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.686          0
                             2005        $10.686      $12.040          0
                             2006        $12.040      $12.204          0
                             2007        $12.204      $14.483          0
                             2008        $14.483      $ 7.164          0
                             2009        $ 7.164      $11.548          0
                             2010        $11.548      $13.814          0
                             2011        $13.814      $13.073          0
                             2012        $13.073      $14.557          0
                             2013        $14.557      $20.987          0
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.661          0
                             2005        $10.661      $11.987          0
                             2006        $11.987      $12.117          0
                             2007        $12.117      $14.350          0
                             2008        $14.350      $ 7.076          0
                             2009        $ 7.076      $11.378          0
                             2010        $11.378      $13.583          0
                             2011        $13.583      $12.823          0
                             2012        $12.823      $14.238          0
                             2013        $14.238      $20.478          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.762          0
                             2007        $ 9.762      $11.652          0
                             2008        $11.652      $ 6.033          0
                             2009        $ 6.033      $ 9.244          0
                             2010        $ 9.244      $11.904          0
                             2011        $11.904      $10.759          0
                             2012        $10.759      $11.363          0
                             2013        $11.363      $15.210          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.496      $15.630          0
                             2005        $15.630      $17.180          0
                             2006        $17.180      $18.707          0
                             2007        $18.707      $18.750          0
                             2008        $18.750      $10.873          0
                             2009        $10.873      $15.523          0
                             2010        $15.523      $19.128          0
                             2011        $19.128      $17.001          0
                             2012        $17.001      $18.985          0
                             2013        $18.985      $31.670          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $14.371      $19.039          0
                             2005        $19.039      $21.643          0
                             2006        $21.643      $29.012          0
                             2007        $29.012      $23.363          0
                             2008        $23.363      $14.089          0
                             2009        $14.089      $17.625          0
                             2010        $17.625      $22.227          0
                             2011        $22.227      $22.867          0
                             2012        $22.867      $25.740          0
                             2013        $25.740      $25.499          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2004        $10.000      $ 9.789          0
                             2005        $ 9.789      $ 9.763          0
                             2006        $ 9.763      $ 9.903          0
                             2007        $ 9.903      $10.069          0
                             2008        $10.069      $ 9.979          0
                             2009        $ 9.979      $ 9.726          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.19%.

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS

Allstate Life Insurance Company

Statement of Additional Information dated May 1, 2014

P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

   .   Putnam Allstate Advisor

   .   Putnam Allstate Advisor Plus

   .   Putnam Allstate Advisor Preferred

The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2014 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all four Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments                   2
The Contracts                                                          2
Calculation of Accumulation Unit Values                                3
Calculation of Variable Income Payments                                4
General Matters                                                        5
Experts                                                                6
Financial Statements                                                   6
Appendix A

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different underlying fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different underlying fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate

Distributors for the fiscal year ended December 31, 2013 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2012 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2011 was $0. The offering of the Contracts is continuous.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each

Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.

We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2013 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Contracts on April 30, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Accounts were first offered as of
February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003.

The Putnam Allstate Advisor Plus Contracts were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, except the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Putnam Allstate Advisor Preferred Contracts were first offered on April 28, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, except as follows: the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Earnings Protection Death Benefit Option and the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option were first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts, the Putnam Allstate Advisor Plus Contracts and the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003.

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR CONTRACTS
                                     -SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                WITH THE ENHANCED BENEFICIARY PROTECTION OPTION

                           MORTALITY & EXPENSE = 1.4



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2004       $12.534      $12.687       800,505
                              2005       $12.687      $12.679       746,275
                              2006       $12.679      $12.905       731,997
                              2007       $12.905      $13.787       662,616
                              2008       $13.787      $13.635       558,137
                              2009       $13.635      $16.267       535,716
                              2010       $16.267      $16.867       447,645
                              2011       $16.867      $17.762       359,253
                              2012       $17.762      $17.837       325,347
                              2013       $17.837      $17.503       275,347
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2004       $ 7.299      $ 8.255       308,910
                              2005       $ 8.255      $ 8.781       321,258
                              2006       $ 8.781      $ 9.725       306,463
                              2007       $ 9.725      $ 8.922       269,359
                              2008       $ 8.922      $ 5.420       228,133
                              2009       $ 5.420      $ 5.041             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2004       $12.919      $15.047        41,216
                              2005       $15.047      $16.344        65,113
                              2006       $16.344      $18.568        68,646
                              2007       $18.568      $16.558        87,812
                              2008       $16.558      $10.582        71,292
                              2009       $10.582      $15.193        68,929
                              2010       $15.193      $19.406        67,114
                              2011       $19.406      $17.966        57,142
                              2012       $17.966      $20.259        55,482
                              2013       $20.259      $26.787        54,997

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2004       $ 4.508      $ 4.782        730,582
                              2005       $ 4.782      $ 5.056        596,170
                              2006       $ 5.056      $ 5.538        532,806
                              2007       $ 5.538      $ 6.023        460,424
                              2008       $ 6.023      $ 3.367        368,031
                              2009       $ 3.367      $ 3.298              0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2004       $12.239      $13.178      1,100,038
                              2005       $13.178      $13.390      1,030,397
                              2006       $13.390      $14.034        946,956
                              2007       $14.034      $14.408        747,462
                              2008       $14.408      $ 9.829        554,119
                              2009       $ 9.829      $15.056        487,005
                              2010       $15.056      $16.726        391,395
                              2011       $16.726      $15.970        360,261
                              2012       $15.970      $17.561        307,109
                              2013       $17.561      $18.668        255,806
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2004       $12.037      $13.271        253,970
                              2005       $13.271      $13.806        310,858
                              2006       $13.806      $16.179        323,901
                              2007       $16.179      $16.459        324,966
                              2008       $16.459      $11.175        283,682
                              2009       $11.175      $14.043        701,782
                              2010       $14.043      $15.592        571,125
                              2011       $15.592      $15.670        478,784
                              2012       $15.670      $18.432        400,681
                              2013       $18.432      $24.066        358,256
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2004       $10.326      $11.018      2,067,969
                              2005       $11.018      $11.298      1,870,739
                              2006       $11.298      $12.469      1,604,374
                              2007       $12.469      $12.410      1,260,998
                              2008       $12.410      $ 7.253        963,795
                              2009       $ 7.253      $ 8.985        826,604
                              2010       $ 8.985      $ 9.818        731,184
                              2011       $ 9.818      $ 9.949        565,303
                              2012       $ 9.949      $11.039        499,742
                              2013       $11.039      $12.854        466,814
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2004       $ 9.374      $10.085        292,344
                              2005       $10.085      $10.638        299,982
                              2006       $10.638      $11.838        332,571
                              2007       $11.838      $12.014        326,416
                              2008       $12.014      $ 7.899        311,511
                              2009       $ 7.899      $10.530        285,321
                              2010       $10.530      $11.908        253,133
                              2011       $11.908      $11.692        230,242
                              2012       $11.692      $13.165        214,811
                              2013       $13.165      $15.511        203,166

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2004       $ 7.319      $ 8.203      1,214,915
                              2005       $ 8.203      $ 8.799      1,069,065
                              2006       $ 8.799      $10.691        978,445
                              2007       $10.691      $11.491        865,670
                              2008       $11.491      $ 6.192        676,956
                              2009       $ 6.192      $ 7.936        586,829
                              2010       $ 7.936      $ 8.594        501,231
                              2011       $ 8.594      $ 8.054        427,913
                              2012       $ 8.054      $ 9.544        361,393
                              2013       $ 9.544      $12.420        326,504
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2004       $10.524      $11.116      1,140,514
                              2005       $11.116      $12.407      1,064,361
                              2006       $12.407      $12.576        934,825
                              2007       $12.576      $12.324        702,313
                              2008       $12.324      $10.077        580,648
                              2009       $10.077      $12.519        536,696
                              2010       $12.519      $12.649        455,855
                              2011       $12.649      $12.325        391,677
                              2012       $12.325      $14.858        336,850
                              2013       $14.858      $20.754        304,453
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2004       $ 8.156      $ 9.779        583,250
                              2005       $ 9.779      $10.469        574,863
                              2006       $10.469      $13.114        507,164
                              2007       $13.114      $15.508        429,408
                              2008       $15.508      $10.628        342,175
                              2009       $10.628      $11.251        294,739
                              2010       $11.251      $11.296        241,392
                              2011       $11.296      $10.536        208,898
                              2012       $10.536      $10.912        189,773
                              2013       $10.912      $12.246        164,826
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.028      $ 9.891      8,631,919
                              2005       $ 9.891      $10.263      7,726,242
                              2006       $10.263      $11.730      6,541,834
                              2007       $11.730      $10.866      5,279,523
                              2008       $10.866      $ 6.568      4,065,399
                              2009       $ 6.568      $ 8.407      3,508,895
                              2010       $ 8.407      $ 9.481      2,975,514
                              2011       $ 9.481      $ 8.914      2,565,045
                              2012       $ 8.914      $10.471      2,205,370
                              2013       $10.471      $14.008      1,956,316

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2004       $ 4.192      $ 4.206        863,324
                              2005       $ 4.206      $ 4.317        772,359
                              2006       $ 4.317      $ 4.621        690,634
                              2007       $ 4.621      $ 4.802        586,549
                              2008       $ 4.802      $ 2.951        482,957
                              2009       $ 2.951      $ 4.098        467,677
                              2010       $ 4.098      $ 4.740        377,181
                              2011       $ 4.740      $ 4.481        361,552
                              2012       $ 4.481      $ 5.195        326,386
                              2013       $ 5.195      $ 6.973        284,987
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2004       $11.174      $12.179        989,163
                              2005       $12.179      $12.381        835,424
                              2006       $12.381      $13.493        685,543
                              2007       $13.493      $13.674        548,057
                              2008       $13.674      $ 9.968        352,602
                              2009       $ 9.968      $14.761        300,395
                              2010       $14.761      $16.598        219,817
                              2011       $16.598      $16.653        195,660
                              2012       $16.653      $19.048        171,575
                              2013       $19.048      $20.257        158,136
PUTNAM VT INCOME FUND - CLASS IB
                              2004       $11.951      $12.306      2,096,369
                              2005       $12.306      $12.421      1,894,762
                              2006       $12.421      $12.801      1,650,827
                              2007       $12.801      $13.280      1,441,447
                              2008       $13.280      $ 9.961      1,029,466
                              2009       $ 9.961      $14.404        932,680
                              2010       $14.404      $15.604        846,575
                              2011       $15.604      $16.156        716,218
                              2012       $16.156      $17.640        581,707
                              2013       $17.640      $17.719        531,746
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $10.349      $11.856      1,968,395
                              2005       $11.856      $13.117      1,817,743
                              2006       $13.117      $16.519      1,589,059
                              2007       $16.519      $17.649      1,297,797
                              2008       $17.649      $ 9.753      1,078,016
                              2009       $ 9.753      $11.986        948,253
                              2010       $11.986      $13.003        764,152
                              2011       $13.003      $10.650        684,008
                              2012       $10.650      $12.802        580,373
                              2013       $12.802      $16.166        523,653

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2004       $ 8.617      $ 9.631        678,935
                              2005       $ 9.631      $11.240        700,405
                              2006       $11.240      $13.979        676,169
                              2007       $13.979      $15.604        575,797
                              2008       $15.604      $ 8.849        471,694
                              2009       $ 8.849      $12.073        424,922
                              2010       $12.073      $13.357        364,368
                              2011       $13.357      $10.813        305,550
                              2012       $10.813      $12.901        278,963
                              2013       $12.901      $15.565        264,022
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $ 9.878      $11.783        698,621
                              2005       $11.783      $13.257        711,977
                              2006       $13.257      $16.631        741,586
                              2007       $16.631      $17.546        618,356
                              2008       $17.546      $ 9.338        486,334
                              2009       $ 9.338      $11.619        434,445
                              2010       $11.619      $12.272        341,261
                              2011       $12.272      $10.433        289,168
                              2012       $10.433      $12.519        256,043
                              2013       $12.519      $15.086        231,298
PUTNAM VT INVESTORS FUND - CLASS IB
                              2004       $ 6.805      $ 7.558      3,555,395
                              2005       $ 7.558      $ 8.109      3,176,976
                              2006       $ 8.109      $ 9.110      2,783,426
                              2007       $ 9.110      $ 8.518      2,269,132
                              2008       $ 8.518      $ 5.077      1,746,130
                              2009       $ 5.077      $ 6.549      1,736,486
                              2010       $ 6.549      $ 7.356      1,483,549
                              2011       $ 7.356      $ 7.256      1,336,619
                              2012       $ 7.256      $ 8.359      1,111,368
                              2013       $ 8.359      $11.137        990,682
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2004       $10.789      $10.708        721,523
                              2005       $10.708      $18.826        549,700
                              2006       $10.826      $11.144        613,196
                              2007       $11.144      $11.512        622,474
                              2008       $11.512      $11.643        898,314
                              2009       $11.643      $11.504        448,255
                              2010       $11.504      $11.347        401,444
                              2011       $11.347      $11.190        338,155
                              2012       $11.190      $11.034        282,376
                              2013       $11.034      $10.880        219,527

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2004       $ 7.029      $ 7.645      2,412,584
                              2005       $ 7.645      $ 8.292      2,155,060
                              2006       $ 8.292      $ 8.877      1,859,625
                              2007       $ 8.877      $ 9.254      1,497,985
                              2008       $ 9.254      $ 5.589      1,251,157
                              2009       $ 5.589      $ 7.282      1,326,211
                              2010       $ 7.282      $ 8.584      2,042,736
                              2011       $ 8.584      $ 8.034      1,706,715
                              2012       $ 8.034      $ 9.248      1,488,990
                              2013       $ 9.248      $12.442      1,327,991
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2004       $12.788      $14.557         94,225
                              2005       $14.557      $16.139        156,676
                              2006       $16.139      $18.311        169,273
                              2007       $18.311      $18.359        136,221
                              2008       $18.359      $10.349        103,021
                              2009       $10.349      $14.183         93,361
                              2010       $14.183      $17.350         68,464
                              2011       $17.350      $16.231         58,256
                              2012       $16.231      $18.605         52,950
                              2013       $18.605      $26.063         44,797
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2004       $11.739      $13.361      1,331,832
                              2005       $13.361      $13.950      1,280,368
                              2006       $13.950      $15.959      1,145,818
                              2007       $15.959      $14.965        940,452
                              2008       $14.965      $ 8.151        692,059
                              2009       $ 8.151      $ 7.676              0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2004       $ 4.575      $ 4.896      1,419,009
                              2005       $ 4.896      $ 5.207      1,251,250
                              2006       $ 5.207      $ 5.771      1,118,305
                              2007       $ 5.771      $ 6.412        999,565
                              2008       $ 6.412      $ 3.436        853,538
                              2009       $ 3.436      $ 3.334              0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2004       $ 8.494      $ 9.008      1,682,537
                              2005       $ 9.008      $ 9.327      1,534,506
                              2006       $ 9.327      $10.237      1,281,249
                              2007       $10.237      $10.150      1,046,198
                              2008       $10.150      $ 6.150        798,165
                              2009       $ 6.150      $ 8.076        693,391
                              2010       $ 8.076      $ 9.268        598,213
                              2011       $ 9.268      $ 8.978        528,951
                              2012       $ 8.978      $10.439        440,071
                              2013       $10.439      $13.726        397,187

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $17.488      $21.764        860,790
                              2005       $21.764      $22.969        788,814
                              2006       $22.969      $26.565        666,605
                              2007       $26.565      $22.860        524,794
                              2008       $22.860      $13.668        373,973
                              2009       $13.668      $17.726        334,648
                              2010       $17.726      $22.019        280,066
                              2011       $22.019      $20.685        242,011
                              2012       $20.685      $23.961        207,531
                              2013       $23.961      $32.984        172,686
PUTNAM VT VISTA FUND - CLASS IB
                              2004       $ 7.840      $ 9.169      1,395,130
                              2005       $ 9.169      $10.139      1,272,402
                              2006       $10.139      $10.543      1,085,378
                              2007       $10.543      $10.790        818,108
                              2008       $10.790      $ 5.793        641,158
                              2009       $ 5.793      $ 7.926      1,012,765
                              2010       $ 7.926      $ 9.070              0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.038      $ 8.325      5,209,036
                              2005       $ 8.325      $ 8.676      4,493,399
                              2006       $ 8.676      $ 9.020      3,665,401
                              2007       $ 9.020      $ 9.384      2,922,787
                              2008       $ 9.384      $ 5.826      2,292,785
                              2009       $ 5.826      $ 9.415      1,987,256
                              2010       $ 9.415      $11.214      1,690,876
                              2011       $11.214      $ 9.083      1,469,293
                              2012       $ 9.083      $10.230      1,263,106
                              2013       $10.230      $14.498      1,130,525



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40%.

PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR CONTRACTS -
                                      SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

                          MORTALITY & EXPENSE = 1.45



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2004       $ 6.883      $ 6.963       219,045
                              2005       $ 6.963      $ 6.955       194,932
                              2006       $ 6.955      $ 7.076       126,629
                              2007       $ 7.076      $ 7.556       114,437
                              2008       $ 7.556      $ 7.468        96,661
                              2009       $ 7.468      $ 8.906        78,173
                              2010       $ 8.906      $ 9.229        62,247
                              2011       $ 9.229      $ 9.714        55,032
                              2012       $ 9.714      $ 9.750        54,076
                              2013       $ 9.750      $ 9.563        50,293
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2004       $ 7.296      $ 8.247        36,044
                              2005       $ 8.247      $ 8.768        29,848
                              2006       $ 8.768      $ 9.706        22,307
                              2007       $ 9.706      $ 8.900        20,709
                              2008       $ 8.900      $ 5.403        11,622
                              2009       $ 5.403      $ 5.025             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2004       $12.915      $15.034         1,806
                              2005       $15.034      $16.322         4,229
                              2006       $16.322      $18.533         2,635
                              2007       $18.533      $16.519         3,429
                              2008       $16.519      $10.551         1,771
                              2009       $10.551      $15.142         2,480
                              2010       $15.142      $19.330         2,823
                              2011       $19.330      $17.887         2,229
                              2012       $17.887      $20.160         2,089
                              2013       $20.160      $26.642         1,566

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2004       $ 4.506      $ 4.777        96,153
                              2005       $ 4.777      $ 5.049        71,227
                              2006       $ 5.049      $ 5.527        47,987
                              2007       $ 5.527      $ 6.008        49,803
                              2008       $ 6.008      $ 3.357        42,443
                              2009       $ 3.357      $ 3.288             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2004       $12.260      $13.194        42,391
                              2005       $13.194      $13.399        39,754
                              2006       $13.399      $14.037        49,835
                              2007       $14.037      $14.403        56,195
                              2008       $14.403      $ 9.820        32,880
                              2009       $ 9.820      $15.035        30,898
                              2010       $15.035      $16.695        20,408
                              2011       $16.695      $15.932        20,210
                              2012       $15.932      $17.510        17,700
                              2013       $17.510      $18.605        14,119
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2004       $12.033      $13.260        25,857
                              2005       $13.260      $13.787        39,894
                              2006       $13.787      $16.149        42,374
                              2007       $16.149      $16.421        42,803
                              2008       $16.421      $11.143        37,387
                              2009       $11.143      $13.996        88,898
                              2010       $13.996      $15.532        85,038
                              2011       $15.532      $15.601        39,674
                              2012       $15.601      $18.342        36,736
                              2013       $18.342      $23.936        33,258
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2004       $10.344      $11.031       197,528
                              2005       $11.031      $11.306       202,640
                              2006       $11.306      $12.471       193,000
                              2007       $12.471      $12.406       175,796
                              2008       $12.406      $ 7.247       133,501
                              2009       $ 7.247      $ 8.973       131,138
                              2010       $ 8.973      $ 9.800       122,222
                              2011       $ 9.800      $ 9.925       107,779
                              2012       $ 9.925      $11.007       102,969
                              2013       $11.007      $12.811       100,073
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2004       $ 9.390      $10.097        26,244
                              2005       $10.097      $10.645        47,667
                              2006       $10.645      $11.840        49,740
                              2007       $11.840      $12.010        45,616
                              2008       $12.010      $ 7.892        32,798
                              2009       $ 7.892      $10.516        27,738
                              2010       $10.516      $11.886        23,098
                              2011       $11.886      $11.665        31,957
                              2012       $11.665      $13.127        39,333
                              2013       $13.127      $15.459        21,266

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2004       $ 7.331      $ 8.213        93,757
                              2005       $ 8.213      $ 8.805        86,999
                              2006       $ 8.805      $10.693        79,836
                              2007       $10.693      $11.488        74,067
                              2008       $11.488      $ 6.187        53,484
                              2009       $ 6.187      $ 7.925        52,827
                              2010       $ 7.925      $ 8.578        42,902
                              2011       $ 8.578      $ 8.035        34,499
                              2012       $ 8.035      $ 9.517        23,042
                              2013       $ 9.517      $12.378        22,073
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2004       $10.542      $11.129        61,510
                              2005       $11.129      $12.416        49,618
                              2006       $12.416      $12.578        39,780
                              2007       $12.578      $12.320        30,537
                              2008       $12.320      $10.068        31,440
                              2009       $10.068      $12.502        37,090
                              2010       $12.502      $12.625        23,359
                              2011       $12.625      $12.296         6,985
                              2012       $12.296      $14.816         6,704
                              2013       $14.816      $20.684         6,443
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2004       $ 8.170      $ 9.791        72,550
                              2005       $ 9.791      $10.476        60,631
                              2006       $10.476      $13.116        57,303
                              2007       $13.116      $15.503        45,565
                              2008       $15.503      $10.619        39,891
                              2009       $10.619      $11.235        49,220
                              2010       $11.235      $11.276        36,082
                              2011       $11.276      $10.512        34,817
                              2012       $10.512      $10.881        32,392
                              2013       $10.881      $12.205        31,329
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.044      $ 9.903       605,453
                              2005       $ 9.903      $10.270       497,059
                              2006       $10.270      $11.732       456,775
                              2007       $11.732      $10.863       382,197
                              2008       $10.863      $ 6.562       268,671
                              2009       $ 6.562      $ 8.395       238,009
                              2010       $ 8.395      $ 9.463       210,218
                              2011       $ 9.463      $ 8.893       169,195
                              2012       $ 8.893      $10.441       129,099
                              2013       $10.441      $13.961       117,834

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2004       $ 4.195      $ 4.206       116,632
                              2005       $ 4.206      $ 4.315       100,640
                              2006       $ 4.315      $ 4.617        85,504
                              2007       $ 4.617      $ 4.795        80,134
                              2008       $ 4.795      $ 2.945        32,351
                              2009       $ 2.945      $ 4.088        30,444
                              2010       $ 4.088      $ 4.726        32,836
                              2011       $ 4.726      $ 4.466        29,405
                              2012       $ 4.466      $ 5.174        26,268
                              2013       $ 5.174      $ 6.941        22,974
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2004       $11.193      $12.193        61,630
                              2005       $12.193      $12.389        52,976
                              2006       $12.389      $13.495        43,868
                              2007       $13.495      $13.670        30,965
                              2008       $13.670      $ 9.960        20,426
                              2009       $ 9.960      $14.741        19,862
                              2010       $14.741      $16.567        16,004
                              2011       $16.567      $16.614        15,634
                              2012       $16.614      $18.994        11,842
                              2013       $18.994      $20.189        10,996
PUTNAM VT INCOME FUND - CLASS IB
                              2004       $11.971      $12.321       202,838
                              2005       $12.321      $12.429       176,154
                              2006       $12.429      $12.803       171,687
                              2007       $12.803      $13.276       172,184
                              2008       $13.276      $ 9.953       117,213
                              2009       $ 9.953      $14.385        94,273
                              2010       $14.385      $15.575        73,782
                              2011       $15.575      $16.118        57,494
                              2012       $16.118      $17.590        54,952
                              2013       $17.590      $17.659        51,430
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $10.366      $11.870       174,048
                              2005       $11.870      $13.126       148,516
                              2006       $13.126      $16.522       135,486
                              2007       $16.522      $17.643       123,991
                              2008       $17.643      $ 9.745        99,338
                              2009       $ 9.745      $11.969        87,547
                              2010       $11.969      $12.979        75,171
                              2011       $12.979      $10.625        63,496
                              2012       $10.625      $12.765        42,940
                              2013       $12.765      $16.111        39,370

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2004       $ 8.632      $ 9.642        30,862
                              2005       $ 9.642      $11.248        32,194
                              2006       $11.248      $13.982        26,417
                              2007       $13.982      $15.598        27,470
                              2008       $15.598      $ 8.842        20,688
                              2009       $ 8.842      $12.057        20,192
                              2010       $12.057      $13.332        11,864
                              2011       $13.332      $10.787         9,762
                              2012       $10.787      $12.864         3,199
                              2013       $12.864      $15.513         2,357
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $ 9.895      $11.797        34,920
                              2005       $11.797      $13.266        60,526
                              2006       $13.266      $16.634        59,780
                              2007       $16.634      $17.540        58,397
                              2008       $17.540      $ 9.330        30,054
                              2009       $ 9.330      $11.603        29,213
                              2010       $11.603      $12.250        25,744
                              2011       $12.250      $10.408        18,363
                              2012       $10.408      $12.483         9,758
                              2013       $12.483      $15.035         8,245
PUTNAM VT INVESTORS FUND - CLASS IB
                              2004       $ 6.817      $ 7.567       199,824
                              2005       $ 7.567      $ 8.115       186,540
                              2006       $ 8.115      $ 9.112       180,779
                              2007       $ 9.112      $ 8.515       147,882
                              2008       $ 8.515      $ 5.073        84,031
                              2009       $ 5.073      $ 6.540        93,894
                              2010       $ 6.540      $ 7.342        74,419
                              2011       $ 7.342      $ 7.239        61,685
                              2012       $ 7.239      $ 8.335        40,933
                              2013       $ 8.335      $11.099        36,423
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2004       $10.807      $10.721        43,069
                              2005       $10.721      $10.833        38,034
                              2006       $10.833      $11.146        37,405
                              2007       $11.146      $11.508        61,454
                              2008       $11.508      $11.633       101,806
                              2009       $11.633      $11.488        31,515
                              2010       $11.488      $11.326        25,369
                              2011       $11.326      $11.163        32,237
                              2012       $11.163      $11.002        25,508
                              2013       $11.002      $10.844        22,874

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2004       $ 7.041      $ 7.654       149,156
                              2005       $ 7.654      $ 8.298       127,151
                              2006       $ 8.298      $ 8.878       103,366
                              2007       $ 8.878      $ 9.251        81,363
                              2008       $ 9.251      $ 5.584        67,671
                              2009       $ 5.584      $ 7.272        87,717
                              2010       $ 7.272      $ 8.568       118,678
                              2011       $ 8.568      $ 8.015        92,651
                              2012       $ 8.015      $ 9.222        63,731
                              2013       $ 9.222      $12.400        58,766
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2004       $12.784      $14.544         4,243
                              2005       $14.544      $16.177        24,730
                              2006       $16.117      $18.277        26,601
                              2007       $18.277      $18.315        20,915
                              2008       $18.315      $10.319        12,164
                              2009       $10.319      $14.136        11,940
                              2010       $14.136      $17.282        10,858
                              2011       $17.282      $16.160         9,181
                              2012       $16.160      $18.514         8,471
                              2013       $18.514      $25.922         7,435
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2004       $11.759      $13.376       133,373
                              2005       $13.376      $13.960       132,984
                              2006       $13.960      $15.961       125,625
                              2007       $15.961      $14.960       100,469
                              2008       $14.960      $ 8.144        75,168
                              2009       $ 8.144      $ 7.669             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2004       $ 4.583      $ 4.902        71,632
                              2005       $ 4.902      $ 5.211        49,594
                              2006       $ 5.211      $ 5.772        34,294
                              2007       $ 5.772      $ 6.410        26,883
                              2008       $ 6.410      $ 3.433        15,630
                              2009       $ 3.433      $ 3.331             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2004       $ 8.508      $ 9.019       174,065
                              2005       $ 9.019      $ 9.334       159,339
                              2006       $ 9.334      $10.239       128,882
                              2007       $10.239      $10.146       117,428
                              2008       $10.146      $ 6.145        94,743
                              2009       $ 6.145      $ 8.065        82,992
                              2010       $ 8.065      $ 9.250        77,465
                              2011       $ 9.250      $ 8.957        40,673
                              2012       $ 8.957      $10.409        32,119
                              2013       $10.409      $13.680        30,775

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $17.518      $21.790        94,273
                              2005       $21.790      $22.985        78,226
                              2006       $22.985      $26.570        66,557
                              2007       $26.570      $22.852        47,314
                              2008       $22.852      $13.656        34,939
                              2009       $13.656      $17.702        32,475
                              2010       $17.702      $21.978        27,831
                              2011       $21.978      $20.636        16,836
                              2012       $20.636      $23.893        13,436
                              2013       $23.893      $32.872        12,661
PUTNAM VT VISTA FUND - CLASS IB
                              2004       $ 7.853      $ 9.180        93,254
                              2005       $ 9.180      $10.146        59,494
                              2006       $10.146      $10.544        62,000
                              2007       $10.544      $10.786        49,980
                              2008       $10.786      $ 5.788        38,116
                              2009       $ 5.788      $ 7.915        37,765
                              2010       $ 7.915      $ 9.055             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.052      $ 8.335       359,475
                              2005       $ 8.335      $ 8.682       299,609
                              2006       $ 8.682      $ 9.021       254,985
                              2007       $ 9.021      $ 9.380       210,752
                              2008       $ 9.380      $ 5.821       173,421
                              2009       $ 5.821      $ 9.402       143,937
                              2010       $ 9.402      $11.193       169,264
                              2011       $11.193      $ 9.062       119,693
                              2012       $ 9.062      $10.201        97,411
                              2013       $10.201      $14.449        87,647



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45%.

PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR CONTRACTS -
                                      SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)

                           MORTALITY & EXPENSE = 1.6



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2004       $ 6.855      $ 6.924        73,884
                              2005       $ 6.924      $ 6.906        62,969
                              2006       $ 6.906      $ 7.015        49,456
                              2007       $ 7.015      $ 7.479        37,224
                              2008       $ 7.479      $ 7.382        26,190
                              2009       $ 7.382      $ 8.789        14,267
                              2010       $ 8.789      $ 9.094        12,830
                              2011       $ 9.094      $ 9.557         9,096
                              2012       $ 9.557      $ 9.579         6,847
                              2013       $ 9.579      $ 9.380         6,139
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2004       $ 7.266      $ 8.201         6,974
                              2005       $ 8.201      $ 8.706         6,812
                              2006       $ 8.706      $ 9.623         6,659
                              2007       $ 9.623      $ 8.810         6,504
                              2008       $ 8.810      $ 5.341         6,803
                              2009       $ 5.341      $ 4.966             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2004       $12.902      $14.996             0
                              2005       $14.996      $16.256             0
                              2006       $16.256      $18.430             0
                              2007       $18.430      $16.402             0
                              2008       $16.402      $10.461             0
                              2009       $10.461      $14.989           616
                              2010       $14.989      $19.106             0
                              2011       $19.106      $17.653        13,760
                              2012       $17.653      $19.865        13,657
                              2013       $19.865      $26.213         7,772

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2004       $ 4.488      $ 4.750         5,068
                              2005       $ 4.750      $ 5.013         2,302
                              2006       $ 5.013      $ 5.479           385
                              2007       $ 5.479      $ 5.947           350
                              2008       $ 5.947      $ 3.318           312
                              2009       $ 3.318      $ 3.249             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2004       $12.210      $13.120        27,397
                              2005       $13.120      $13.304        31,071
                              2006       $13.304      $13.916        25,495
                              2007       $13.916      $14.258        20,303
                              2008       $14.258      $ 9.706        17,097
                              2009       $ 9.706      $14.838        11,953
                              2010       $14.838      $16.451        11,567
                              2011       $16.451      $15.676         5,623
                              2012       $15.676      $17.202         4,064
                              2013       $17.202      $18.249        19,849
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2004       $12.020      $13.226         9,209
                              2005       $13.226      $13.732         9,319
                              2006       $13.732      $16.059        13,968
                              2007       $16.059      $16.304        12,825
                              2008       $16.304      $11.047        12,068
                              2009       $11.047      $13.854        28,471
                              2010       $13.854      $15.351        26,315
                              2011       $15.351      $15.396        34,991
                              2012       $15.396      $18.074        41,472
                              2013       $18.074      $23.550        29,102
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2004       $10.302      $10.969        87,126
                              2005       $10.969      $11.226        88,940
                              2006       $11.226      $12.364        82,356
                              2007       $12.364      $12.281        76,491
                              2008       $12.281      $ 7.163        66,324
                              2009       $ 7.163      $ 8.855        63,866
                              2010       $ 8.855      $ 9.656        61,164
                              2011       $ 9.656      $ 9.765        58,329
                              2012       $ 9.765      $10.813        57,514
                              2013       $10.813      $12.566        56,500
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2004       $ 9.352      $10.041         4,392
                              2005       $10.041      $10.570         6,827
                              2006       $10.570      $11.738         6,532
                              2007       $11.738      $11.889         5,513
                              2008       $11.889      $ 7.800         4,575
                              2009       $ 7.800      $10.378         4,892
                              2010       $10.378      $11.712         4,639
                              2011       $11.712      $11.477        15,075
                              2012       $11.477      $12.896        12,349
                              2013       $12.896      $15.163         9,741

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2004       $ 7.301      $ 8.167        47,896
                              2005       $ 8.167      $ 8.743        45,470
                              2006       $ 8.743      $10.601        43,980
                              2007       $10.601      $11.371        43,494
                              2008       $11.371      $ 6.115        36,859
                              2009       $ 6.115      $ 7.821        34,839
                              2010       $ 7.821      $ 8.453        34,385
                              2011       $ 8.453      $ 7.906         8,925
                              2012       $ 7.906      $ 9.349         8,546
                              2013       $ 9.349      $12.141        33,757
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2004       $10.499      $11.067         9,417
                              2005       $11.067      $12.328         8,599
                              2006       $12.328      $12.470        15,005
                              2007       $12.470      $12.196        14,150
                              2008       $12.196      $ 9.951        12,317
                              2009       $ 9.951      $12.338        12,097
                              2010       $12.338      $12.441        10,088
                              2011       $12.441      $12.098         9,958
                              2012       $12.098      $14.555         8,000
                              2013       $14.555      $20.289         7,960
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2004       $ 8.137      $ 9.736        12,937
                              2005       $ 9.736      $10.402        10,690
                              2006       $10.402      $13.003         9,041
                              2007       $13.003      $15.346         8,386
                              2008       $15.346      $10.496         2,339
                              2009       $10.496      $11.088         1,516
                              2010       $11.088      $11.111           952
                              2011       $11.111      $10.342           801
                              2012       $10.342      $10.689           758
                              2013       $10.689      $11.971           716
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.007      $ 9.848       248,925
                              2005       $ 9.848      $10.197       229,193
                              2006       $10.197      $11.631       207,019
                              2007       $11.631      $10.753       185,835
                              2008       $10.753      $ 6.486       151,274
                              2009       $ 6.486      $ 8.285       133,382
                              2010       $ 8.285      $ 9.325       123,673
                              2011       $ 9.325      $ 8.750        94,855
                              2012       $ 8.750      $10.257        77,499
                              2013       $10.257      $13.694        74,555

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2004       $ 4.178      $ 4.182        15,731
                              2005       $ 4.182      $ 4.285        12,685
                              2006       $ 4.285      $ 4.577         7,952
                              2007       $ 4.577      $ 4.747         7,525
                              2008       $ 4.747      $ 2.911         2,125
                              2009       $ 2.911      $ 4.034           779
                              2010       $ 4.034      $ 4.657           745
                              2011       $ 4.657      $ 4.394        35,783
                              2012       $ 4.394      $ 5.083        35,990
                              2013       $ 5.083      $ 6.809           645
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2004       $11.147      $12.126        29,446
                              2005       $12.126      $12.301        17,762
                              2006       $12.301      $13.379         8,836
                              2007       $13.379      $13.532         7,711
                              2008       $13.532      $ 9.844         6,310
                              2009       $ 9.844      $14.548         6,980
                              2010       $14.548      $16.325         6,004
                              2011       $16.325      $16.347        15,222
                              2012       $16.347      $18.659         3,870
                              2013       $18.659      $19.803        17,322
PUTNAM VT INCOME FUND - CLASS IB
                              2004       $11.923      $12.252       123,959
                              2005       $12.252      $12.341       118,411
                              2006       $12.341      $12.693        99,102
                              2007       $12.693      $13.141       107,093
                              2008       $13.141      $ 9.837        90,516
                              2009       $ 9.837      $14.196       101,265
                              2010       $14.196      $15.348        92,210
                              2011       $15.348      $15.858        45,685
                              2012       $15.858      $17.280        28,656
                              2013       $17.280      $17.322        26,990
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $10.324      $11.804        49,613
                              2005       $11.804      $13.033        44,803
                              2006       $13.033      $16.380        35,519
                              2007       $16.380      $17.465        29,519
                              2008       $17.465      $ 9.632        26,574
                              2009       $ 9.632      $11.812        19,734
                              2010       $11.812      $12.789        18,177
                              2011       $12.789      $10.453        15,299
                              2012       $10.453      $12.540        13,117
                              2013       $12.540      $15.803        11,194

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2004       $ 8.597      $ 9.588           299
                              2005       $ 9.588      $11.168           299
                              2006       $11.168      $13.862           299
                              2007       $13.862      $15.441           299
                              2008       $15.441      $ 8.739           299
                              2009       $ 8.739      $11.898           299
                              2010       $11.898      $13.137           262
                              2011       $13.137      $10.613        14,287
                              2012       $10.613      $12.637           149
                              2013       $12.637      $15.216           110
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $ 9.855      $11.731         5,916
                              2005       $11.731      $13.172        10,319
                              2006       $13.172      $16.491        11,544
                              2007       $16.491      $17.363        10,839
                              2008       $17.363      $ 9.222         9,484
                              2009       $ 9.222      $11.451         7,411
                              2010       $11.451      $12.070         6,727
                              2011       $12.070      $10.241         3,032
                              2012       $10.241      $12.263         2,959
                              2013       $12.263      $14.748         2,895
PUTNAM VT INVESTORS FUND - CLASS IB
                              2004       $ 6.789      $ 7.525        62,676
                              2005       $ 7.525      $ 8.057        57,170
                              2006       $ 8.057      $ 9.033        51,884
                              2007       $ 9.033      $ 8.429        48,032
                              2008       $ 8.429      $ 5.014        33,772
                              2009       $ 5.014      $ 6.454        43,760
                              2010       $ 6.454      $ 7.235        33,952
                              2011       $ 7.235      $ 7.123        26,408
                              2012       $ 7.123      $ 8.188        19,008
                              2013       $ 8.188      $10.887        16,458
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2004       $10.763      $10.661         7,409
                              2005       $10.661      $10.756             3
                              2006       $10.756      $11.050         9,521
                              2007       $11.050      $11.392         8,796
                              2008       $11.392      $11.498         8,362
                              2009       $11.498      $11.337         7,244
                              2010       $11.337      $11.160         3,780
                              2011       $11.160      $10.983         3,448
                              2012       $10.983      $10.808        27,142
                              2013       $10.808      $10.636         2,263

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2004       $ 7.012      $ 7.612        38,606
                              2005       $ 7.612      $ 8.239        36,585
                              2006       $ 8.239      $ 8.802        27,442
                              2007       $ 8.802      $ 9.157        26,855
                              2008       $ 9.157      $ 5.519        21,843
                              2009       $ 5.519      $ 7.176        14,971
                              2010       $ 7.176      $ 8.443        24,497
                              2011       $ 8.443      $ 7.886        20,415
                              2012       $ 7.886      $ 9.060        14,427
                              2013       $ 9.060      $12.163        12,976
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2004       $12.771      $14.507           681
                              2005       $14.507      $16.052         3,938
                              2006       $16.052      $18.176         3,889
                              2007       $18.176      $18.185         3,219
                              2008       $18.185      $10.230         3,009
                              2009       $10.230      $13.993         2,571
                              2010       $13.993      $17.082         2,571
                              2011       $17.082      $15.948         2,571
                              2012       $15.948      $18.244        12,380
                              2013       $18.244      $25.504        14,810
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2004       $11.711      $13.302        51,223
                              2005       $13.302      $13.861        58,478
                              2006       $13.861      $15.824        55,987
                              2007       $15.824      $14.808        42,388
                              2008       $14.808      $ 8.049        37,780
                              2009       $ 8.049      $ 7.579             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2004       $ 4.564      $ 4.875        16,969
                              2005       $ 4.875      $ 5.174        12,514
                              2006       $ 5.174      $ 5.723        12,164
                              2007       $ 5.723      $ 6.345        10,257
                              2008       $ 6.345      $ 3.393         8,876
                              2009       $ 3.393      $ 3.292             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2004       $ 8.473      $ 8.968        68,075
                              2005       $ 8.968      $ 9.268        65,231
                              2006       $ 9.268      $10.151        52,405
                              2007       $10.151      $10.044        49,558
                              2008       $10.044      $ 6.074        32,781
                              2009       $ 6.074      $ 7.960        20,642
                              2010       $ 7.960      $ 9.115        19,319
                              2011       $ 9.115      $ 8.813        14,751
                              2012       $ 8.813      $10.225        13,808
                              2013       $10.225      $13.419        12,033

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $17.447      $21.668        32,695
                              2005       $21.668      $22.822        29,074
                              2006       $22.822      $26.342        19,914
                              2007       $26.342      $22.621        11,923
                              2008       $22.621      $13.497        11,487
                              2009       $13.497      $17.469        10,096
                              2010       $17.469      $21.657         9,644
                              2011       $21.657      $20.304        14,439
                              2012       $20.304      $23.472        23,697
                              2013       $23.472      $32.244        12,743
PUTNAM VT VISTA FUND - CLASS IB
                              2004       $ 7.821      $ 9.128        21,914
                              2005       $ 9.128      $10.074        20,741
                              2006       $10.074      $10.454        15,145
                              2007       $10.454      $10.677        14,326
                              2008       $10.677      $ 5.721        12,824
                              2009       $ 5.721      $ 7.811        13,995
                              2010       $ 7.811      $ 8.926             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.019      $ 8.288       156,124
                              2005       $ 8.288      $ 8.620       141,404
                              2006       $ 8.620      $ 8.944       111,914
                              2007       $ 8.944      $ 9.286       100,010
                              2008       $ 9.286      $ 5.753        88,404
                              2009       $ 5.753      $ 9.279        73,099
                              2010       $ 9.279      $11.029        64,919
                              2011       $11.029      $ 8.916        49,554
                              2012       $ 8.916      $10.021        18,132
                              2013       $10.021      $14.172        17,113



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                   DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

                           MORTALITY & EXPENSE = 1.6



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2004       $ 6.842      $ 6.911       171,143
                              2005       $ 6.911      $ 6.893       165,360
                              2006       $ 6.893      $ 7.002       134,391
                              2007       $ 7.002      $ 7.465       131,338
                              2008       $ 7.465      $ 7.368       116,386
                              2009       $ 7.368      $ 8.772       149,247
                              2010       $ 8.772      $ 9.077       130,286
                              2011       $ 9.077      $ 9.539        77,444
                              2012       $ 9.539      $ 9.560        72,969
                              2013       $ 9.560      $ 9.362        69,747
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2004       $ 7.260      $ 8.194        42,311
                              2005       $ 8.194      $ 8.698        42,106
                              2006       $ 8.698      $ 9.614        36,308
                              2007       $ 9.614      $ 8.802        23,570
                              2008       $ 8.802      $ 5.336        19,584
                              2009       $ 5.336      $ 4.962             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2004       $12.902      $14.996         1,022
                              2005       $14.996      $16.256         2,863
                              2006       $16.256      $18.430         3,640
                              2007       $18.430      $16.402        14,554
                              2008       $16.402      $10.461        11,318
                              2009       $10.461      $14.989        11,444
                              2010       $14.989      $19.106        13,268
                              2011       $19.106      $17.653        16,205
                              2012       $17.653      $19.865        12,783
                              2013       $19.865      $26.213        10,832

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2004       $ 4.484      $ 4.746       156,120
                              2005       $ 4.746      $ 5.009       158,026
                              2006       $ 5.009      $ 5.474       137,485
                              2007       $ 5.474      $ 5.942       137,257
                              2008       $ 5.942      $ 3.315       116,435
                              2009       $ 3.315      $ 3.246             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2004       $12.173      $13.080        75,739
                              2005       $13.080      $13.264        81,885
                              2006       $13.264      $13.874        79,639
                              2007       $13.874      $14.215        99,655
                              2008       $14.215      $ 9.677        49,555
                              2009       $ 9.677      $14.793        46,397
                              2010       $14.793      $16.401        39,935
                              2011       $16.401      $15.628        32,904
                              2012       $15.628      $17.150        29,772
                              2013       $17.150      $18.194        28,555
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2004       $12.020      $13.226        10,627
                              2005       $13.226      $13.732        19,569
                              2006       $13.732      $16.059        23,093
                              2007       $16.059      $16.304        24,118
                              2008       $16.304      $11.047        25,271
                              2009       $11.047      $13.854        66,940
                              2010       $13.854      $15.351        54,642
                              2011       $15.351      $15.396        46,420
                              2012       $15.396      $18.074        36,542
                              2013       $18.074      $23.550        29,463
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2004       $10.271      $10.936       184,535
                              2005       $10.936      $11.192       153,844
                              2006       $11.192      $12.326       133,977
                              2007       $12.326      $12.243       112,025
                              2008       $12.243      $ 7.141        89,344
                              2009       $ 7.141      $ 8.828        70,560
                              2010       $ 8.828      $ 9.627        65,055
                              2011       $ 9.627      $ 9.736        60,755
                              2012       $ 9.736      $10.780        57,004
                              2013       $10.780      $12.527        50,149
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2004       $ 9.324      $10.010        36,815
                              2005       $10.010      $10.537        51,403
                              2006       $10.537      $11.703        49,281
                              2007       $11.703      $11.853        61,918
                              2008       $11.853      $ 7.777        44,359
                              2009       $ 7.777      $10.346        27,190
                              2010       $10.346      $11.676        19,253
                              2011       $11.676      $11.442        13,232
                              2012       $11.442      $12.857        11,969
                              2013       $12.857      $15.117        10,906

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2004       $ 7.279      $ 8.143        82,836
                              2005       $ 8.143      $ 8.716        72,433
                              2006       $ 8.716      $10.569        70,555
                              2007       $10.569      $11.337        63,679
                              2008       $11.337      $ 6.097        50,223
                              2009       $ 6.097      $ 7.797        46,562
                              2010       $ 7.797      $ 8.427        43,187
                              2011       $ 8.427      $ 7.882        32,602
                              2012       $ 7.882      $ 9.320        32,131
                              2013       $ 9.320      $12.104        29,143
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2004       $10.467      $11.033       167,338
                              2005       $11.033      $12.290       153,595
                              2006       $12.290      $12.432       142,490
                              2007       $12.432      $12.158       124,275
                              2008       $12.158      $ 9.921       104,649
                              2009       $ 9.921      $12.301       101,153
                              2010       $12.301      $12.403        98,832
                              2011       $12.403      $12.061        93,098
                              2012       $12.061      $14.510        89,313
                              2013       $14.510      $20.227        87,927
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2004       $ 8.112      $ 9.706        42,783
                              2005       $ 9.706      $10.371        46,305
                              2006       $10.371      $12.964        42,811
                              2007       $12.964      $15.299        40,172
                              2008       $15.299      $10.464        38,054
                              2009       $10.464      $11.054        36,504
                              2010       $11.054      $11.077        19,662
                              2011       $11.077      $10.311        15,570
                              2012       $10.311      $10.657        13,902
                              2013       $10.657      $11.935        11,747
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 8.979      $ 9.818       553,824
                              2005       $ 9.818      $10.166       494,686
                              2006       $10.166      $11.596       443,169
                              2007       $11.596      $10.720       387,564
                              2008       $10.720      $ 6.466       272,690
                              2009       $ 6.466      $ 8.260       245,610
                              2010       $ 8.260      $ 9.296       205,615
                              2011       $ 9.296      $ 8.723       186,545
                              2012       $ 8.723      $10.226       164,317
                              2013       $10.226      $13.653       151,664

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2004       $ 4.170      $ 4.175       108,812
                              2005       $ 4.175      $ 4.277       107,163
                              2006       $ 4.277      $ 4.568       101,585
                              2007       $ 4.568      $ 4.738        88,816
                              2008       $ 4.738      $ 2.905        79,438
                              2009       $ 2.905      $ 4.027        80,445
                              2010       $ 4.027      $ 4.648        75,563
                              2011       $ 4.648      $ 4.385        84,882
                              2012       $ 4.385      $ 5.073        69,779
                              2013       $ 5.073      $ 6.796        67,475
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2004       $11.114      $12.089        87,958
                              2005       $12.089      $12.264        89,337
                              2006       $12.264      $13.338        61,626
                              2007       $13.338      $13.491        54,334
                              2008       $13.491      $ 9.814        37,127
                              2009       $ 9.814      $14.504        35,105
                              2010       $14.504      $16.276        35,691
                              2011       $16.276      $16.297        31,417
                              2012       $16.297      $18.603        27,826
                              2013       $18.603      $19.743        20,993
PUTNAM VT INCOME FUND - CLASS IB
                              2004       $11.886      $12.215       188,848
                              2005       $12.215      $12.304       161,754
                              2006       $12.304      $12.655       150,628
                              2007       $12.655      $13.101       145,586
                              2008       $13.101      $ 9.807       118,283
                              2009       $ 9.807      $14.153       100,166
                              2010       $14.153      $15.301        92,228
                              2011       $15.301      $15.810        75,825
                              2012       $15.810      $17.228        68,441
                              2013       $17.228      $17.269        66,983
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $10.293      $11.768       223,965
                              2005       $11.768      $12.993       224,032
                              2006       $12.993      $16.330       187,424
                              2007       $16.330      $17.412       185,820
                              2008       $17.412      $ 9.602       172,799
                              2009       $ 9.602      $11.776       154,380
                              2010       $11.776      $12.750       133,159
                              2011       $12.750      $10.422       123,316
                              2012       $10.422      $12.502       109,580
                              2013       $12.502      $15.755        94,389

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2004       $ 8.571      $ 9.559        81,424
                              2005       $ 9.559      $11.134        75,116
                              2006       $11.134      $13.820        67,622
                              2007       $13.820      $15.394        49,837
                              2008       $15.394      $ 8.713        43,363
                              2009       $ 8.713      $11.862        31,588
                              2010       $11.862      $13.097        26,699
                              2011       $13.097      $10.581        28,070
                              2012       $10.581      $12.599        20,010
                              2013       $12.599      $15.170        18,883
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $ 9.825      $11.696        72,003
                              2005       $11.696      $13.132        74,370
                              2006       $13.132      $16.441        63,854
                              2007       $16.441      $17.310        57,739
                              2008       $17.310      $ 9.194        41,298
                              2009       $ 9.194      $11.416        39,713
                              2010       $11.416      $12.034        29,397
                              2011       $12.034      $10.210        26,069
                              2012       $10.210      $12.226        19,533
                              2013       $12.226      $14.703        18,331
PUTNAM VT INVESTORS FUND - CLASS IB
                              2004       $ 6.769      $ 7.502       204,767
                              2005       $ 7.502      $ 8.033       210,606
                              2006       $ 8.033      $ 9.006       203,862
                              2007       $ 9.006      $ 8.403       201,695
                              2008       $ 8.403      $ 4.998       175,887
                              2009       $ 4.998      $ 6.435       160,752
                              2010       $ 6.435      $ 7.213       129,124
                              2011       $ 7.213      $ 7.101       118,241
                              2012       $ 7.101      $ 8.163       112,391
                              2013       $ 8.163      $10.854        94,718
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2004       $10.731      $10.629        59,248
                              2005       $10.629      $10.724        74,111
                              2006       $10.724      $11.016        47,202
                              2007       $11.016      $11.358        49,557
                              2008       $11.358      $11.463        45,219
                              2009       $11.463      $11.303        52,384
                              2010       $11.303      $11.126        29,386
                              2011       $11.126      $10.950        29,963
                              2012       $10.950      $10.775        53,914
                              2013       $10.775      $10.604        25,763

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2004       $ 6.991      $ 7.588       210,143
                              2005       $ 7.588      $ 8.214       209,171
                              2006       $ 8.214      $ 8.775       167,422
                              2007       $ 8.775      $ 9.129       124,797
                              2008       $ 9.129      $ 5.502       103,287
                              2009       $ 5.502      $ 7.154       150,381
                              2010       $ 7.154      $ 8.417       200,077
                              2011       $ 8.417      $ 7.862       170,750
                              2012       $ 7.862      $ 9.032       148,490
                              2013       $ 9.032      $12.126       142,352
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2004       $12.771      $14.507         6,501
                              2005       $14.507      $16.052        10,076
                              2006       $16.052      $18.176        17,995
                              2007       $18.176      $18.185        12,775
                              2008       $18.185      $10.230        14,689
                              2009       $10.230      $13.993        12,679
                              2010       $13.993      $17.082        10,281
                              2011       $17.082      $15.948         4,978
                              2012       $15.948      $18.244         2,726
                              2013       $18.244      $25.504         2,003
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2004       $11.676      $13.261       149,771
                              2005       $13.261      $13.819       148,585
                              2006       $13.819      $15.776       117,043
                              2007       $15.776      $14.763       100,178
                              2008       $14.763      $ 8.025        84,309
                              2009       $ 8.025      $ 7.556             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2004       $ 4.550      $ 4.860       145,268
                              2005       $ 4.860      $ 5.158       131,998
                              2006       $ 5.158      $ 5.705       106,153
                              2007       $ 5.705      $ 6.326        82,708
                              2008       $ 6.326      $ 3.383        74,733
                              2009       $ 3.383      $ 3.282             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2004       $ 8.448      $ 8.941       167,685
                              2005       $ 8.941      $ 9.239       155,585
                              2006       $ 9.239      $10.120       116,357
                              2007       $10.120      $10.013       101,333
                              2008       $10.013      $ 6.055        88,054
                              2009       $ 6.055      $ 7.935        86,246
                              2010       $ 7.935      $ 9.087        62,943
                              2011       $ 9.087      $ 8.786        51,486
                              2012       $ 8.786      $10.194        46,330
                              2013       $10.194      $13.378        31,762

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $17.394      $21.602        88,366
                              2005       $21.602      $22.753        90,561
                              2006       $22.753      $26.262        81,273
                              2007       $26.262      $22.553        70,897
                              2008       $22.553      $13.456        49,533
                              2009       $13.456      $17.416        35,897
                              2010       $17.416      $21.591        29,873
                              2011       $21.591      $20.242        27,811
                              2012       $20.242      $23.400        21,714
                              2013       $23.400      $32.146        19,424
PUTNAM VT VISTA FUND - CLASS IB
                              2004       $ 7.798      $ 9.101       115,031
                              2005       $ 9.101      $10.043       120,189
                              2006       $10.043      $10.422       105,352
                              2007       $10.422      $10.645        76,735
                              2008       $10.645      $ 5.704        65,687
                              2009       $ 5.704      $ 7.787        77,292
                              2010       $ 7.787      $ 8.899             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 7.995      $ 8.263       355,429
                              2005       $ 8.263      $ 8.594       297,301
                              2006       $ 8.594      $ 8.916       262,623
                              2007       $ 8.916      $ 9.257       224,540
                              2008       $ 9.257      $ 5.736       168,498
                              2009       $ 5.736      $ 9.250       149,146
                              2010       $ 9.250      $10.996       125,488
                              2011       $10.996      $ 8.889       154,543
                              2012       $ 8.889      $ 9.991       128,261
                              2013       $ 9.991      $14.129       118,365



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                WITH THE ENHANCED BENEFICIARY PROTECTION OPTION

                          MORTALITY & EXPENSE = 1.75



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2004       $12.153      $12.258       197,064
                              2005       $12.258      $12.208       168,612
                              2006       $12.208      $12.381       136,030
                              2007       $12.381      $13.180       118,924
                              2008       $13.180      $12.988       144,430
                              2009       $12.988      $15.441       142,609
                              2010       $15.441      $15.953       119,089
                              2011       $15.953      $16.740        88,178
                              2012       $16.740      $16.751        82,156
                              2013       $16.751      $16.379        58,117
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2004       $ 7.215      $ 8.131       131,534
                              2005       $ 8.131      $ 8.619       114,536
                              2006       $ 8.619      $ 9.512        78,357
                              2007       $ 9.512      $ 8.695        81,721
                              2008       $ 8.695      $ 5.263        68,837
                              2009       $ 5.263      $ 4.893             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2004       $12.889      $14.958         3,404
                              2005       $14.958      $16.190        12,948
                              2006       $16.190      $18.328        13,006
                              2007       $18.328      $16.286         4,227
                              2008       $16.286      $10.370         5,700
                              2009       $10.370      $14.837         6,298
                              2010       $14.837      $18.884         7,442
                              2011       $18.884      $17.421         9,254
                              2012       $17.421      $19.574         6,873
                              2013       $19.574      $25.790         6,826

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2004       $ 4.456      $ 4.710       193,416
                              2005       $ 4.710      $ 4.963       161,791
                              2006       $ 4.963      $ 5.416       142,170
                              2007       $ 5.416      $ 5.870       136,042
                              2008       $ 5.870      $ 3.270       101,396
                              2009       $ 3.270      $ 3.201             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2004       $12.175      $13.063       262,468
                              2005       $13.063      $13.226       238,383
                              2006       $13.226      $13.813       232,374
                              2007       $13.813      $14.131       218,313
                              2008       $14.131      $ 9.605       186,647
                              2009       $ 9.605      $14.661       169,647
                              2010       $14.661      $16.230       141,778
                              2011       $16.230      $15.442       110,500
                              2012       $15.442      $16.919        92,001
                              2013       $16.919      $17.922        89,964
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2004       $12.008      $13.192        49,124
                              2005       $13.192      $13.676        64,547
                              2006       $13.676      $15.969       104,696
                              2007       $15.969      $16.189        81,701
                              2008       $16.189      $10.952        77,107
                              2009       $10.952      $13.714       225,031
                              2010       $13.714      $15.173       194,674
                              2011       $15.173      $15.194       153,800
                              2012       $15.194      $17.809       130,573
                              2013       $17.809      $23.170       115,400
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2004       $11.690      $12.428       409,390
                              2005       $12.428      $12.700       397,276
                              2006       $12.700      $13.966       375,293
                              2007       $13.966      $13.851       357,017
                              2008       $13.851      $ 8.067       307,956
                              2009       $ 8.067      $ 9.956       276,864
                              2010       $ 9.956      $10.841       240,786
                              2011       $10.841      $10.947       202,109
                              2012       $10.947      $12.103       172,636
                              2013       $12.103      $14.043       158,533
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2004       $ 8.958      $ 9.603        82,360
                              2005       $ 9.603      $10.094        83,236
                              2006       $10.094      $11.193        88,876
                              2007       $11.193      $11.319        94,623
                              2008       $11.319      $ 7.415        67,139
                              2009       $ 7.415      $ 9.850        62,727
                              2010       $ 9.850      $11.099        47,004
                              2011       $11.099      $10.860        32,515
                              2012       $10.860      $12.184        31,007
                              2013       $12.184      $14.305        30,220

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2004       $ 4.735      $ 5.288        381,278
                              2005       $ 5.288      $ 5.652        343,924
                              2006       $ 5.652      $ 6.843        345,863
                              2007       $ 6.843      $ 7.329        321,148
                              2008       $ 7.329      $ 3.935        290,629
                              2009       $ 3.935      $ 5.025        277,231
                              2010       $ 5.025      $ 5.423        215,321
                              2011       $ 5.423      $ 5.064        133,710
                              2012       $ 5.064      $ 5.980        125,191
                              2013       $ 5.980      $ 7.754        109,244
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2004       $ 8.618      $ 9.071        321,715
                              2005       $ 9.071      $10.089        306,481
                              2006       $10.089      $10.189        286,908
                              2007       $10.189      $ 9.950        252,195
                              2008       $ 9.950      $ 8.107        200,709
                              2009       $ 8.107      $10.036        178,152
                              2010       $10.036      $10.104        132,651
                              2011       $10.104      $ 9.810        106,321
                              2012       $ 9.810      $11.785         86,905
                              2013       $11.785      $16.402         66,799
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2004       $ 8.296      $ 9.911         90,551
                              2005       $ 9.911      $10.573         88,668
                              2006       $10.573      $13.197         94,071
                              2007       $13.197      $15.551         91,133
                              2008       $15.551      $10.620         78,908
                              2009       $10.620      $11.202         72,255
                              2010       $11.202      $11.208         62,096
                              2011       $11.208      $10.417         42,838
                              2012       $10.417      $10.750         36,394
                              2013       $10.750      $12.021         33,658
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $10.801      $11.792      1,121,438
                              2005       $11.792      $12.192        981,860
                              2006       $12.192      $13.885        836,087
                              2007       $13.885      $12.817        683,972
                              2008       $12.817      $ 7.719        540,141
                              2009       $ 7.719      $ 9.845        475,522
                              2010       $ 9.845      $11.064        397,508
                              2011       $11.064      $10.366        302,880
                              2012       $10.366      $12.133        258,986
                              2013       $12.133      $16.174        222,119

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2004       $ 4.187      $ 4.186       267,060
                              2005       $ 4.186      $ 4.281       235,906
                              2006       $ 4.281      $ 4.566       181,283
                              2007       $ 4.566      $ 4.729       200,598
                              2008       $ 4.729      $ 2.895       188,560
                              2009       $ 2.895      $ 4.006       189,102
                              2010       $ 4.006      $ 4.618       137,154
                              2011       $ 4.618      $ 4.350       130,164
                              2012       $ 4.350      $ 5.025       119,882
                              2013       $ 5.025      $ 6.721       118,812
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2004       $11.030      $11.979       251,877
                              2005       $11.979      $12.135       222,734
                              2006       $12.135      $13.177       174,453
                              2007       $13.177      $13.307       153,576
                              2008       $13.307      $ 9.666       122,106
                              2009       $ 9.666      $14.263       112,932
                              2010       $14.263      $15.981        98,864
                              2011       $15.981      $15.978        73,736
                              2012       $15.978      $18.211        54,987
                              2013       $18.211      $19.297        50,222
PUTNAM VT INCOME FUND - CLASS IB
                              2004       $12.057      $12.371       506,193
                              2005       $12.371      $12.442       467,708
                              2006       $12.442      $12.778       406,352
                              2007       $12.778      $13.208       365,153
                              2008       $13.208      $ 9.872       274,978
                              2009       $ 9.872      $14.225       254,330
                              2010       $14.225      $15.356       225,500
                              2011       $15.356      $15.842       123,333
                              2012       $15.842      $17.236       107,638
                              2013       $17.236      $17.252        89,807
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 6.990      $ 7.980       552,423
                              2005       $ 7.980      $ 8.797       512,392
                              2006       $ 8.797      $11.040       524,194
                              2007       $11.040      $11.753       463,440
                              2008       $11.753      $ 6.472       399,398
                              2009       $ 6.472      $ 7.925       377,726
                              2010       $ 7.925      $ 8.567       296,170
                              2011       $ 8.567      $ 6.992       244,401
                              2012       $ 6.992      $ 8.375       213,095
                              2013       $ 8.375      $10.538       188,268

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2004       $ 4.394      $ 4.893       222,662
                              2005       $ 4.893      $ 5.691       240,224
                              2006       $ 5.691      $ 7.052       248,280
                              2007       $ 7.052      $ 7.844       279,110
                              2008       $ 7.844      $ 4.433       308,232
                              2009       $ 4.433      $ 6.026       293,574
                              2010       $ 6.026      $ 6.643       148,441
                              2011       $ 6.643      $ 5.359       112,409
                              2012       $ 5.359      $ 6.371       106,363
                              2013       $ 6.371      $ 7.659        89,455
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $ 9.308      $11.064       159,779
                              2005       $11.064      $12.404       164,928
                              2006       $12.404      $15.506       206,480
                              2007       $15.506      $16.300       207,057
                              2008       $16.300      $ 8.644       173,115
                              2009       $ 8.644      $10.717       157,444
                              2010       $10.717      $11.280       136,964
                              2011       $11.280      $ 9.556       107,281
                              2012       $ 9.556      $11.426        94,113
                              2013       $11.426      $13.719        92,183
PUTNAM VT INVESTORS FUND - CLASS IB
                              2004       $ 5.925      $ 6.558       676,105
                              2005       $ 6.558      $ 7.010       546,834
                              2006       $ 7.010      $ 7.848       515,215
                              2007       $ 7.848      $ 7.311       416,172
                              2008       $ 7.311      $ 4.342       317,109
                              2009       $ 4.342      $ 5.582       369,611
                              2010       $ 5.582      $ 6.247       292,140
                              2011       $ 6.247      $ 6.141       278,556
                              2012       $ 6.141      $ 7.048       208,878
                              2013       $ 7.048      $ 9.358       169,057
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2004       $10.358      $10.243       135,614
                              2005       $10.243      $10.319        95,278
                              2006       $10.319      $10.585        76,037
                              2007       $10.585      $10.896        76,234
                              2008       $10.896      $10.980       150,266
                              2009       $10.980      $10.811       121,303
                              2010       $10.811      $10.625        65,237
                              2011       $10.625      $10.441        51,356
                              2012       $10.441      $10.259        43,936
                              2013       $10.259      $10.080        42,648

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2004       $ 4.142      $ 4.489       873,060
                              2005       $ 4.489      $ 4.852       777,904
                              2006       $ 4.852      $ 5.175       654,690
                              2007       $ 5.175      $ 5.376       591,366
                              2008       $ 5.376      $ 3.235       433,594
                              2009       $ 3.235      $ 4.200       483,267
                              2010       $ 4.200      $ 4.934       776,498
                              2011       $ 4.934      $ 4.601       596,556
                              2012       $ 4.601      $ 5.278       521,238
                              2013       $ 5.278      $ 7.075       431,474
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2004       $12.758      $14.471        18,001
                              2005       $14.471      $15.987        31,609
                              2006       $15.987      $18.074        41,010
                              2007       $18.074      $18.056        41,529
                              2008       $18.056      $10.142        35,510
                              2009       $10.142      $13.851        35,920
                              2010       $13.851      $16.883        29,809
                              2011       $16.883      $15.739        23,661
                              2012       $15.739      $17.976        18,263
                              2013       $17.976      $25.093        16,237
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2004       $14.626      $16.587       281,236
                              2005       $16.587      $17.258       277,259
                              2006       $17.258      $19.672       253,294
                              2007       $19.672      $18.381       212,567
                              2008       $18.381      $ 9.976       180,801
                              2009       $ 9.976      $ 9.391             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2004       $ 1.939      $ 2.067       690,620
                              2005       $ 2.067      $ 2.191       580,334
                              2006       $ 2.191      $ 2.419       582,210
                              2007       $ 2.419      $ 2.678       530,128
                              2008       $ 2.678      $ 1.430       475,576
                              2009       $ 1.430      $ 1.387             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2004       $ 7.736      $ 8.176       412,291
                              2005       $ 8.176      $ 8.436       354,547
                              2006       $ 8.436      $ 9.226       321,217
                              2007       $ 9.226      $ 9.114       264,785
                              2008       $ 9.114      $ 5.503       232,768
                              2009       $ 5.503      $ 7.201       208,886
                              2010       $ 7.201      $ 8.234       185,021
                              2011       $ 8.234      $ 7.949       144,645
                              2012       $ 7.949      $ 9.209       125,735
                              2013       $ 9.209      $12.066       100,173

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $16.414      $20.354        266,870
                              2005       $20.354      $21.406        232,156
                              2006       $21.406      $24.670        198,017
                              2007       $24.670      $21.153        157,968
                              2008       $21.153      $12.602        136,599
                              2009       $12.602      $16.285        129,467
                              2010       $16.285      $20.158        110,679
                              2011       $20.158      $18.870         80,289
                              2012       $18.870      $21.781         61,956
                              2013       $21.781      $29.876         48,832
PUTNAM VT VISTA FUND - CLASS IB
                              2004       $ 4.946      $ 5.763        487,877
                              2005       $ 5.763      $ 6.351        430,561
                              2006       $ 6.351      $ 6.580        366,470
                              2007       $ 6.580      $ 6.710        286,008
                              2008       $ 6.710      $ 3.590        249,118
                              2009       $ 3.590      $ 4.894        415,459
                              2010       $ 4.894      $ 5.586              0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 5.408      $ 5.581      1,426,772
                              2005       $ 5.581      $ 5.796      1,261,650
                              2006       $ 5.796      $ 6.004      1,060,266
                              2007       $ 6.004      $ 6.224        912,398
                              2008       $ 6.224      $ 3.851        706,555
                              2009       $ 3.851      $ 6.201        623,067
                              2010       $ 6.201      $ 7.359        486,267
                              2011       $ 7.359      $ 5.940        421,236
                              2012       $ 5.940      $ 6.666        375,647
                              2013       $ 6.666      $ 9.414        305,478



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

                           MORTALITY & EXPENSE = 1.8



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2004       $12.159      $12.258        42,040
                              2005       $12.258      $12.201        28,884
                              2006       $12.201      $12.367        15,770
                              2007       $12.367      $13.159        11,438
                              2008       $13.159      $12.961        19,505
                              2009       $12.961      $15.401         4,123
                              2010       $15.401      $15.904         4,146
                              2011       $15.904      $16.680         3,132
                              2012       $16.680      $16.682         3,346
                              2013       $16.682      $16.304         3,797
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2004       $ 7.212      $ 8.123         2,331
                              2005       $ 8.123      $ 8.606        12,088
                              2006       $ 8.606      $ 9.493         1,925
                              2007       $ 9.493      $ 8.673         1,743
                              2008       $ 8.673      $ 5.247         1,489
                              2009       $ 5.247      $ 4.878             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2004       $12.884      $14.945         2,075
                              2005       $14.945      $16.168         2,075
                              2006       $16.168      $18.294         2,075
                              2007       $18.294      $16.247         2,075
                              2008       $16.247      $10.341             0
                              2009       $10.341      $14.787             0
                              2010       $14.787      $18.810             0
                              2011       $18.810      $17.344             0
                              2012       $17.344      $19.478             0
                              2013       $19.478      $25.650             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2004       $ 4.454      $ 4.705        10,549
                              2005       $ 4.705      $ 4.956        10,311
                              2006       $ 4.956      $ 5.405        10,040
                              2007       $ 5.405      $ 5.855         9,873
                              2008       $ 5.855      $ 3.260         8,476
                              2009       $ 3.260      $ 3.191             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2004       $12.181      $13.062        22,306
                              2005       $13.062      $13.219        23,617
                              2006       $13.219      $13.799        16,010
                              2007       $13.799      $14.109        28,247
                              2008       $14.109      $ 9.585        16,228
                              2009       $ 9.585      $14.623        25,610
                              2010       $14.623      $16.180        24,844
                              2011       $16.180      $15.386        14,267
                              2012       $15.386      $16.850        15,068
                              2013       $16.850      $17.839        14,844
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2004       $12.004      $13.181         6,767
                              2005       $13.181      $13.657           727
                              2006       $13.657      $15.940         4,001
                              2007       $15.940      $16.150         3,247
                              2008       $16.150      $10.920         3,262
                              2009       $10.920      $13.668         9,820
                              2010       $13.668      $15.114         8,402
                              2011       $15.114      $15.127         8,200
                              2012       $15.127      $17.722        12,538
                              2013       $17.722      $23.045        12,113
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2004       $11.695      $12.428        17,785
                              2005       $12.428      $12.693        15,957
                              2006       $12.693      $13.951         8,340
                              2007       $13.951      $13.829         7,745
                              2008       $13.829      $ 8.050         5,629
                              2009       $ 8.050      $ 9.931        10,313
                              2010       $ 9.931      $10.808        10,301
                              2011       $10.808      $10.907         7,294
                              2012       $10.907      $12.053        14,488
                              2013       $12.053      $13.978        13,734
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2004       $ 8.962      $ 9.603             0
                              2005       $ 9.603      $10.088             0
                              2006       $10.088      $11.181             0
                              2007       $11.181      $11.301        13,246
                              2008       $11.301      $ 7.399        13,240
                              2009       $ 7.399      $ 9.824        16,653
                              2010       $ 9.824      $11.065        16,647
                              2011       $11.065      $10.821        16,641
                              2012       $10.821      $12.134        16,551
                              2013       $12.134      $14.238        16,383

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2004       $ 4.737      $ 5.288        13,317
                              2005       $ 5.288      $ 5.649        20,467
                              2006       $ 5.649      $ 6.835        12,687
                              2007       $ 6.835      $ 7.317        12,411
                              2008       $ 7.317      $ 3.927         8,013
                              2009       $ 3.927      $ 5.012         7,915
                              2010       $ 5.012      $ 5.406         7,493
                              2011       $ 5.406      $ 5.046         4,546
                              2012       $ 5.046      $ 5.955         4,204
                              2013       $ 5.955      $ 7.718         3,004
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2004       $ 8.622      $ 9.070        13,317
                              2005       $ 9.070      $10.083        13,459
                              2006       $10.083      $10.178        13,212
                              2007       $10.178      $ 9.934        12,814
                              2008       $ 9.934      $ 8.090         9,236
                              2009       $ 8.090      $10.010         8,264
                              2010       $10.010      $10.072         6,252
                              2011       $10.072      $ 9.775         5,215
                              2012       $ 9.775      $11.736         5,115
                              2013       $11.736      $16.327         3,138
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2004       $ 8.300      $ 9.911         1,660
                              2005       $ 9.911      $10.567         1,652
                              2006       $10.567      $13.183         4,503
                              2007       $13.183      $15.527         2,888
                              2008       $15.527      $10.598         2,796
                              2009       $10.598      $11.173         2,690
                              2010       $11.173      $11.173         2,605
                              2011       $11.173      $10.379         2,525
                              2012       $10.379      $10.705         2,049
                              2013       $10.705      $11.965         2,008
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $10.806      $11.791        59,363
                              2005       $11.791      $12.185        59,641
                              2006       $12.185      $13.870        51,871
                              2007       $13.870      $12.796        45,865
                              2008       $12.796      $ 7.703        37,070
                              2009       $ 7.703      $ 9.820        36,078
                              2010       $ 9.820      $11.029        34,943
                              2011       $11.029      $10.328        29,556
                              2012       $10.328      $12.083        15,245
                              2013       $12.083      $16.099        12,506

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2004       $ 4.189      $ 4.185        22,808
                              2005       $ 4.185      $ 4.279         9,996
                              2006       $ 4.279      $ 4.562        12,358
                              2007       $ 4.562      $ 4.721        11,910
                              2008       $ 4.721      $ 2.889         9,890
                              2009       $ 2.889      $ 3.996         8,527
                              2010       $ 3.996      $ 4.604         8,126
                              2011       $ 4.604      $ 4.335           355
                              2012       $ 4.335      $ 5.004            83
                              2013       $ 5.004      $ 6.690             0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2004       $11.035      $11.979        26,185
                              2005       $11.979      $12.128        24,816
                              2006       $12.128      $13.163        14,994
                              2007       $13.163      $13.286        12,601
                              2008       $13.286      $ 9.646         8,941
                              2009       $ 9.646      $14.226         3,517
                              2010       $14.226      $15.932         3,254
                              2011       $15.932      $15.920         2,477
                              2012       $15.920      $18.136         2,850
                              2013       $18.136      $19.208         2,598
PUTNAM VT INCOME FUND - CLASS IB
                              2004       $12.062      $12.370        15,612
                              2005       $12.370      $12.435        14,592
                              2006       $12.435      $12.764        13,132
                              2007       $12.764      $13.188         6,951
                              2008       $13.188      $ 9.852         5,615
                              2009       $ 9.852      $14.188         5,354
                              2010       $14.188      $15.308         4,990
                              2011       $15.308      $15.785         2,106
                              2012       $15.785      $17.165         2,042
                              2013       $17.165      $17.172         2,141
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 6.993      $ 7.980        42,325
                              2005       $ 7.980      $ 8.792        45,879
                              2006       $ 8.792      $11.028        31,645
                              2007       $11.028      $11.735        27,464
                              2008       $11.735      $ 6.458        18,297
                              2009       $ 6.458      $ 7.904        14,413
                              2010       $ 7.904      $ 8.541        14,254
                              2011       $ 8.541      $ 6.967        11,044
                              2012       $ 6.967      $ 8.340         9,132
                              2013       $ 8.340      $10.489         8,192

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2004       $ 4.396      $ 4.893         3,649
                              2005       $ 4.893      $ 5.687         2,337
                              2006       $ 5.687      $ 7.045         4,201
                              2007       $ 7.045      $ 7.831         4,070
                              2008       $ 7.831      $ 4.423         1,025
                              2009       $ 4.423      $ 6.010         1,021
                              2010       $ 6.010      $ 6.622         1,017
                              2011       $ 6.622      $ 5.339         1,013
                              2012       $ 5.339      $ 6.344         1,009
                              2013       $ 6.344      $ 7.624         1,006
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $ 9.312      $11.064         9,350
                              2005       $11.064      $12.397        10,037
                              2006       $12.397      $15.489         5,850
                              2007       $15.489      $16.275         5,225
                              2008       $16.275      $ 8.626         5,207
                              2009       $ 8.626      $10.690         5,176
                              2010       $10.690      $11.245         5,153
                              2011       $11.245      $ 9.521         5,134
                              2012       $ 9.521      $11.379         5,113
                              2013       $11.379      $13.656         5,093
PUTNAM VT INVESTORS FUND - CLASS IB
                              2004       $ 5.928      $ 6.557        39,969
                              2005       $ 6.557      $ 7.006        39,706
                              2006       $ 7.006      $ 7.839        34,992
                              2007       $ 7.839      $ 7.300        27,819
                              2008       $ 7.300      $ 4.333        21,785
                              2009       $ 4.333      $ 5.567        21,334
                              2010       $ 5.567      $ 6.228        20,842
                              2011       $ 6.228      $ 6.119        17,022
                              2012       $ 6.119      $ 7.019        15,769
                              2013       $ 7.019      $ 9.314        14,210
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2004       $10.362      $10.243         7,790
                              2005       $10.243      $10.313         6,833
                              2006       $10.313      $10.573         5,912
                              2007       $10.573      $10.879         4,738
                              2008       $10.879      $10.957        22,952
                              2009       $10.957      $10.783        37,293
                              2010       $10.783      $10.592        37,148
                              2011       $10.592      $10.403        23,757
                              2012       $10.403      $10.217        22,607
                              2013       $10.217      $10.034        22,513

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2004       $ 4.144      $ 4.489        55,939
                              2005       $ 4.489      $ 4.849        42,407
                              2006       $ 4.849      $ 5.170        35,217
                              2007       $ 5.170      $ 5.367        29,808
                              2008       $ 5.367      $ 3.228        26,590
                              2009       $ 3.228      $ 4.189        31,816
                              2010       $ 4.189      $ 4.918        46,285
                              2011       $ 4.918      $ 4.584        39,509
                              2012       $ 4.584      $ 5.256        38,700
                              2013       $ 5.256      $ 7.043        36,490
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2004       $12.753      $14.458             0
                              2005       $14.458      $15.965             0
                              2006       $15.965      $18.041         1,671
                              2007       $18.041      $18.014         1,132
                              2008       $18.014      $10.113         1,093
                              2009       $10.113      $13.804           944
                              2010       $13.804      $16.817           744
                              2011       $16.817      $15.670           682
                              2012       $15.670      $17.888             0
                              2013       $17.888      $24.957             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2004       $14.632      $16.586        22,330
                              2005       $16.586      $17.248        19,800
                              2006       $17.248      $19.651        15,722
                              2007       $19.651      $18.352        14,670
                              2008       $18.352      $ 9.955         6,864
                              2009       $ 9.955      $ 9.371             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2004       $ 1.939      $ 2.067        47,032
                              2005       $ 2.067      $ 2.189        36,607
                              2006       $ 2.189      $ 2.417        24,764
                              2007       $ 2.417      $ 2.674        21,332
                              2008       $ 2.674      $ 1.427        16,582
                              2009       $ 1.427      $ 1.384             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2004       $ 7.740      $ 8.175        26,253
                              2005       $ 8.175      $ 8.431        24,858
                              2006       $ 8.431      $ 9.216        19,141
                              2007       $ 9.216      $ 9.100        14,516
                              2008       $ 9.100      $ 5.492        14,212
                              2009       $ 5.492      $ 7.182         9,613
                              2010       $ 7.182      $ 8.208         9,484
                              2011       $ 8.208      $ 7.920         5,476
                              2012       $ 7.920      $ 9.171         5,295
                              2013       $ 9.171      $12.010         4,692

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $16.421      $20.353        20,098
                              2005       $20.353      $21.394        21,375
                              2006       $21.394      $24.643        17,744
                              2007       $24.643      $21.119        14,293
                              2008       $21.119      $12.575        12,828
                              2009       $12.575      $16.243        11,691
                              2010       $16.243      $20.096         9,401
                              2011       $20.096      $18.802         6,721
                              2012       $18.802      $21.691         6,246
                              2013       $21.691      $29.738         5,428
PUTNAM VT VISTA FUND - CLASS IB
                              2004       $ 4.948      $ 5.763        22,087
                              2005       $ 5.763      $ 6.347        22,381
                              2006       $ 6.347      $ 6.573        23,693
                              2007       $ 6.573      $ 6.700        20,347
                              2008       $ 6.700      $ 3.583        10,796
                              2009       $ 3.583      $ 4.881        15,373
                              2010       $ 4.881      $ 5.570             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 5.411      $ 5.581       101,109
                              2005       $ 5.581      $ 5.793        78,753
                              2006       $ 5.793      $ 5.998        71,825
                              2007       $ 5.998      $ 6.215        64,001
                              2008       $ 6.215      $ 3.843        42,539
                              2009       $ 3.843      $ 6.185        44,780
                              2010       $ 6.185      $ 7.336        44,080
                              2011       $ 7.336      $ 5.919        41,237
                              2012       $ 5.919      $ 6.639        40,623
                              2013       $ 6.639      $ 9.370        35,209



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)

                          MORTALITY & EXPENSE = 1.95



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2004       $12.110      $12.189        12,971
                              2005       $12.189      $12.114        10,505
                              2006       $12.114      $12.261         7,309
                              2007       $12.261      $13.026         3,975
                              2008       $13.026      $12.810         3,738
                              2009       $12.810      $15.198         3,244
                              2011       $10.000      $16.410         2,845
                              2012       $16.410      $16.387             0
                              2013       $16.387      $15.991             0
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2004       $ 7.182      $ 8.078         1,500
                              2005       $ 8.078      $ 8.545         1,493
                              2006       $ 8.545      $ 9.411         1,487
                              2007       $ 9.411      $ 8.585         1,481
                              2008       $ 8.585      $ 5.186         1,474
                              2009       $ 5.186      $ 4.820             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2004       $12.871      $14.907             0
                              2005       $14.907      $16.102             0
                              2006       $16.102      $18.191             0
                              2007       $18.191      $16.132             0
                              2008       $16.132      $10.251             0
                              2009       $10.251      $14.637             0
                              2011       $10.000      $17.116             0
                              2012       $17.116      $19.192             0
                              2013       $19.192      $25.235             0
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2004       $ 4.436      $ 4.679         7,782
                              2005       $ 4.679      $ 4.920         7,756
                              2006       $ 4.920      $ 5.359         7,730
                              2007       $ 5.359      $ 5.796         2,018
                              2008       $ 5.796      $ 3.222         2,008
                              2009       $ 3.222      $ 3.154             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2004       $12.131      $12.989        10,690
                              2005       $12.989      $13.125        10,497
                              2006       $13.125      $13.680        10,318
                              2007       $13.680      $13.966         7,491
                              2008       $13.966      $ 9.473         7,151
                              2009       $ 9.473      $14.431         6,642
                              2011       $10.000      $15.137         6,332
                              2012       $15.137      $16.552         6,189
                              2013       $16.552      $17.497         6,061
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2004       $11.992      $13.148             0
                              2005       $13.148      $13.602             0
                              2006       $13.602      $15.851             0
                              2007       $15.851      $16.035             0
                              2008       $16.035      $10.826         4,110
                              2009       $10.826      $13.529         2,840
                              2011       $10.000      $14.928         2,151
                              2012       $14.928      $17.462         2,885
                              2013       $17.462      $22.672         1,164
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2004       $11.648      $12.358        22,361
                              2005       $12.358      $12.602        22,898
                              2006       $12.602      $13.831        22,152
                              2007       $13.831      $13.689        16,736
                              2008       $13.689      $ 7.956        15,957
                              2009       $ 7.956      $ 9.800        15,063
                              2011       $10.000      $10.731        13,508
                              2012       $10.731      $11.840             0
                              2013       $11.840      $13.710             0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2004       $ 8.926      $ 9.549         1,399
                              2005       $ 9.549      $10.016         1,393
                              2006       $10.016      $11.084         1,387
                              2007       $11.084      $11.186         1,382
                              2008       $11.186      $ 7.313         1,376
                              2009       $ 7.313      $ 9.695         1,366
                              2011       $10.000      $10.646         1,349
                              2012       $10.646      $11.920         1,341
                              2013       $11.920      $13.965             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2004       $ 4.717      $ 5.258         4,044
                              2005       $ 5.258      $ 5.609         3,878
                              2006       $ 5.609      $ 6.777         3,722
                              2007       $ 6.777      $ 7.243         3,578
                              2008       $ 7.243      $ 3.881         3,398
                              2009       $ 3.881      $ 4.946         3,181
                              2011       $10.000      $ 4.964         2,850
                              2012       $ 4.964      $ 5.850         2,698
                              2013       $ 5.850      $ 7.570         1,448
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2004       $ 8.587      $ 9.019         6,222
                              2005       $ 9.019      $10.011         6,220
                              2006       $10.011      $10.091         6,039
                              2007       $10.091      $ 9.834         5,075
                              2008       $ 9.834      $ 7.995         5,075
                              2009       $ 7.995      $ 9.878         5,075
                              2011       $10.000      $ 9.617         5,075
                              2012       $ 9.617      $11.528             0
                              2013       $11.528      $16.013             0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2004       $ 8.266      $ 9.855         6,734
                              2005       $ 9.855      $10.492         6,729
                              2006       $10.492      $13.070         6,724
                              2007       $13.070      $15.369         6,207
                              2008       $15.369      $10.474         6,202
                              2009       $10.474      $11.026         6,194
                              2011       $10.000      $10.211         6,180
                              2012       $10.211      $10.516         1,114
                              2013       $10.516      $11.736             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $10.762      $11.725        31,097
                              2005       $11.725      $12.098        28,425
                              2006       $12.098      $13.750        29,730
                              2007       $13.750      $12.667        23,958
                              2008       $12.667      $ 7.613        19,552
                              2009       $ 7.613      $ 9.690        19,271
                              2011       $10.000      $10.161        17,134
                              2012       $10.161      $11.869        11,479
                              2013       $11.869      $15.790         8,140
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2004       $ 4.172      $ 4.162         7,946
                              2005       $ 4.162      $ 4.249         7,937
                              2006       $ 4.249      $ 4.522         7,928
                              2007       $ 4.522      $ 4.673         7,920
                              2008       $ 4.673      $ 2.855         7,911
                              2009       $ 2.855      $ 3.943         7,896
                              2011       $10.000      $ 4.264         7,872
                              2012       $ 4.264      $ 4.915         7,860
                              2013       $ 4.915      $ 6.561         5,863

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2004       $10.990      $11.912          603
                              2005       $11.912      $12.042          601
                              2006       $12.042      $13.050          599
                              2007       $13.050      $13.152          597
                              2008       $13.152      $ 9.533          595
                              2009       $ 9.533      $14.039          591
                              2011       $10.000      $15.663        2,274
                              2012       $15.663      $17.815        1,400
                              2013       $17.815      $18.840            0
PUTNAM VT INCOME FUND - CLASS IB
                              2004       $12.013      $12.301        9,068
                              2005       $12.301      $12.347        8,766
                              2006       $12.347      $12.654        6,023
                              2007       $12.654      $13.054        3,892
                              2008       $13.054      $ 9.737        3,613
                              2009       $ 9.737      $14.001        3,144
                              2011       $10.000      $15.530        3,513
                              2012       $15.530      $16.862        1,770
                              2013       $16.862      $16.843          961
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 6.965      $ 7.935        5,708
                              2005       $ 7.935      $ 8.730        6,985
                              2006       $ 8.730      $10.933        6,217
                              2007       $10.933      $11.616        4,693
                              2008       $11.616      $ 6.383        4,271
                              2009       $ 6.383      $ 7.800        4,271
                              2011       $10.000      $ 6.854        4,271
                              2012       $ 6.854      $ 8.193        2,983
                              2013       $ 8.193      $10.288        2,983
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2004       $ 4.378      $ 4.866            0
                              2005       $ 4.866      $ 5.647            0
                              2006       $ 5.647      $ 6.984            0
                              2007       $ 6.984      $ 7.752          651
                              2008       $ 7.752      $ 4.372            0
                              2009       $ 4.372      $ 5.931            0
                              2011       $10.000      $ 5.253            0
                              2012       $ 5.253      $ 6.232            0
                              2013       $ 6.232      $ 7.478            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $ 9.275      $11.002             0
                              2005       $11.002      $12.309           928
                              2006       $12.309      $15.356           928
                              2007       $15.356      $16.110         1,485
                              2008       $16.110      $ 8.526           928
                              2009       $ 8.526      $10.549           928
                              2011       $10.000      $ 9.367           928
                              2012       $ 9.367      $11.177             0
                              2013       $11.177      $13.394             0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2004       $ 5.904      $ 6.520        13,656
                              2005       $ 6.520      $ 6.957        13,648
                              2006       $ 6.957      $ 7.772        13,103
                              2007       $ 7.772      $ 7.226        10,960
                              2008       $ 7.226      $ 4.283        10,960
                              2009       $ 4.283      $ 5.494        12,733
                              2011       $10.000      $ 6.020        12,712
                              2012       $ 6.020      $ 6.895         3,814
                              2013       $ 6.895      $ 9.136             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2004       $10.320      $10.186             0
                              2005       $10.186      $10.240             0
                              2006       $10.240      $10.482             0
                              2007       $10.482      $10.769             0
                              2008       $10.769      $10.830             0
                              2009       $10.830      $10.641             0
                              2011       $10.000      $10.235             0
                              2012       $10.235      $10.036             0
                              2013       $10.036      $ 9.841             0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2004       $ 4.127      $ 4.464         9,757
                              2005       $ 4.464      $ 4.815         9,355
                              2006       $ 4.815      $ 5.125         8,260
                              2007       $ 5.125      $ 5.313         5,981
                              2008       $ 5.313      $ 3.191         5,379
                              2009       $ 3.191      $ 4.134         6,040
                              2011       $10.000      $ 4.510         9,807
                              2012       $ 4.510      $ 5.163         9,498
                              2013       $ 5.163      $ 6.908         2,940
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2004       $12.741      $14.422             0
                              2005       $14.422      $15.900             0
                              2006       $15.900      $17.940             0
                              2007       $17.940      $17.886             0
                              2008       $17.886      $10.026             0
                              2009       $10.026      $13.664             0
                              2011       $10.000      $15.463             0
                              2012       $15.463      $17.626             0
                              2013       $17.626      $24.553             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2004       $14.573      $16.493        10,441
                              2005       $16.493      $17.125        10,264
                              2006       $17.125      $19.481         9,435
                              2007       $19.481      $18.166         3,549
                              2008       $18.166      $ 9.839         3,263
                              2009       $ 9.839      $ 9.260             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2004       $ 1.932      $ 2.055         4,250
                              2005       $ 2.055      $ 2.174         4,232
                              2006       $ 2.174      $ 2.396         4,213
                              2007       $ 2.396      $ 2.647         4,197
                              2008       $ 2.647      $ 1.410         4,178
                              2009       $ 1.410      $ 1.368             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2004       $ 7.708      $ 8.130        11,798
                              2005       $ 8.130      $ 8.371        11,591
                              2006       $ 8.371      $ 9.137        10,532
                              2007       $ 9.137      $ 9.008         8,169
                              2008       $ 9.008      $ 5.428         7,792
                              2009       $ 5.428      $ 7.088         7,538
                              2011       $10.000      $ 7.792         7,144
                              2012       $ 7.792      $ 9.008         6,962
                              2013       $ 9.008      $11.780         5,502
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $16.355      $20.239         7,793
                              2005       $20.239      $21.242         7,755
                              2006       $21.242      $24.431         6,726
                              2007       $24.431      $20.905         2,455
                              2008       $20.905      $12.429         1,658
                              2009       $12.429      $16.029         1,631
                              2011       $10.000      $18.498         1,116
                              2012       $18.498      $21.308         1,114
                              2013       $21.308      $29.167           749
PUTNAM VT VISTA FUND - CLASS IB
                              2004       $ 4.928      $ 5.731         3,026
                              2005       $ 5.731      $ 6.302         3,013
                              2006       $ 6.302      $ 6.516         2,675
                              2007       $ 6.516      $ 6.632         1,849
                              2008       $ 6.632      $ 3.541         1,840
                              2009       $ 3.541      $ 4.817         3,469

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 5.389       $5.550        15,451
                              2005       $ 5.550       $5.752        12,129
                              2006       $ 5.752       $5.946        11,776
                              2007       $ 5.946       $6.151         7,861
                              2008       $ 6.151       $3.798         7,635
                              2009       $ 3.798       $6.103        16,932
                              2011       $10.000       $5.823         7,435
                              2012       $ 5.823       $6.521         3,831
                              2013       $ 6.521       $9.190           755

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                      BENEFIT OPTION (AGE 65 OR YOUNGER)

                          MORTALITY & EXPENSE = 1.95



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2004       $12.088      $12.167        12,264
                              2005       $12.167      $12.092        12,734
                              2006       $12.092      $12.239        12,887
                              2007       $12.239      $13.002        12,449
                              2008       $13.002      $12.787        10,819
                              2009       $12.787      $15.170         8,370
                              2010       $15.170      $15.642         7,529
                              2011       $15.642      $16.380         6,611
                              2012       $16.380      $16.358         4,880
                              2013       $16.358      $15.962         4,602
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2004       $ 7.176      $ 8.071        17,843
                              2005       $ 8.071      $ 8.537        17,061
                              2006       $ 8.537      $ 9.403         8,066
                              2007       $ 9.403      $ 8.578         6,088
                              2008       $ 8.578      $ 5.181         4,690
                              2009       $ 5.181      $ 4.816             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2004       $12.871      $14.907             0
                              2005       $14.907      $16.102             0
                              2006       $16.102      $18.191             0
                              2007       $18.191      $16.132             0
                              2008       $16.132      $10.251             0
                              2009       $10.251      $14.637             0
                              2010       $14.637      $18.591             0
                              2011       $18.591      $17.116             0
                              2012       $17.116      $19.192             0
                              2013       $19.192      $25.235           861

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2004       $ 4.432      $ 4.675        10,553
                              2005       $ 4.675      $ 4.916        10,530
                              2006       $ 4.916      $ 5.354         8,370
                              2007       $ 5.354      $ 5.791         5,638
                              2008       $ 5.791      $ 3.219         5,612
                              2009       $ 3.219      $ 3.151             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2004       $12.109      $12.966        10,115
                              2005       $12.966      $13.101         9,923
                              2006       $13.101      $13.655         9,318
                              2007       $13.655      $13.940         7,046
                              2008       $13.940      $ 9.456         5,013
                              2009       $ 9.456      $14.405         5,068
                              2010       $14.405      $15.914         3,935
                              2011       $15.914      $15.110         3,115
                              2012       $15.110      $16.522         6,019
                              2013       $16.522      $17.466         2,975
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2004       $11.992      $13.148           453
                              2005       $13.148      $13.602           452
                              2006       $13.602      $15.851         2,958
                              2007       $15.851      $16.035         6,112
                              2008       $16.035      $10.826         5,335
                              2009       $10.826      $13.529        18,018
                              2010       $13.529      $14.937        16,270
                              2011       $14.937      $14.928        10,203
                              2012       $14.928      $17.462         7,432
                              2013       $17.462      $22.672         7,740
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2004       $11.627      $12.336        23,313
                              2005       $12.336      $12.580        22,633
                              2006       $12.580      $13.806        22,406
                              2007       $13.806      $13.664        21,793
                              2008       $13.664      $ 7.942        15,637
                              2009       $ 7.942      $ 9.782        13,742
                              2010       $ 9.782      $10.630        12,728
                              2011       $10.630      $10.712         4,541
                              2012       $10.712      $11.819         3,932
                              2013       $11.819      $13.685         3,905
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2004       $ 8.910      $ 9.532         1,390
                              2005       $ 9.532      $ 9.998         1,372
                              2006       $ 9.998      $11.064         1,340
                              2007       $11.064      $11.166         1,304
                              2008       $11.166      $ 7.300         1,294
                              2009       $ 7.300      $ 9.678         3,347
                              2010       $ 9.678      $10.883           870
                              2011       $10.883      $10.626           429
                              2012       $10.626      $11.898             0
                              2013       $11.898      $13.940             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2004       $ 4.709      $ 5.249        33,385
                              2005       $ 5.249      $ 5.599        33,169
                              2006       $ 5.599      $ 6.764        30,644
                              2007       $ 6.764      $ 7.230        30,906
                              2008       $ 7.230      $ 3.874        24,845
                              2009       $ 3.874      $ 4.937        24,030
                              2010       $ 4.937      $ 5.317        22,974
                              2011       $ 5.317      $ 4.955        18,439
                              2012       $ 4.955      $ 5.839        15,553
                              2013       $ 5.839      $ 7.556        15,093
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2004       $ 8.572      $ 9.003        32,096
                              2005       $ 9.003      $ 9.993        31,252
                              2006       $ 9.993      $10.072        22,968
                              2007       $10.072      $ 9.816        21,034
                              2008       $ 9.816      $ 7.981        20,304
                              2009       $ 7.981      $ 9.860        19,711
                              2010       $ 9.860      $ 9.907        12,740
                              2011       $ 9.907      $ 9.599        10,803
                              2012       $ 9.599      $11.508         6,646
                              2013       $11.508      $15.984         5,202
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2004       $ 8.251      $ 9.838         4,104
                              2005       $ 9.838      $10.473         3,983
                              2006       $10.473      $13.046         4,380
                              2007       $13.046      $15.341         8,427
                              2008       $15.341      $10.455         5,903
                              2009       $10.455      $11.006         5,875
                              2010       $11.006      $10.989         5,818
                              2011       $10.989      $10.193         4,670
                              2012       $10.193      $10.497         4,296
                              2013       $10.497      $11.714         4,274
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $10.743      $11.704        81,096
                              2005       $11.704      $12.076        79,682
                              2006       $12.076      $13.725        73,306
                              2007       $13.725      $12.644        67,312
                              2008       $12.644      $ 7.600        59,152
                              2009       $ 7.600      $ 9.673        53,141
                              2010       $ 9.673      $10.848        46,207
                              2011       $10.848      $10.143        35,596
                              2012       $10.143      $11.848        28,878
                              2013       $11.848      $15.762        25,791

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2004       $ 4.164      $ 4.154        17,563
                              2005       $ 4.154      $ 4.241        16,358
                              2006       $ 4.241      $ 4.514        11,335
                              2007       $ 4.514      $ 4.665        11,529
                              2008       $ 4.665      $ 2.850         7,212
                              2009       $ 2.850      $ 3.936        10,097
                              2010       $ 3.936      $ 4.528         9,077
                              2011       $ 4.528      $ 4.257         5,946
                              2012       $ 4.257      $ 4.907         3,711
                              2013       $ 4.907      $ 6.550         9,295
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2004       $10.970      $11.890         9,798
                              2005       $11.890      $12.020         8,344
                              2006       $12.020      $13.026         5,843
                              2007       $13.026      $13.128         6,674
                              2008       $13.128      $ 9.516         5,898
                              2009       $ 9.516      $14.013         4,560
                              2010       $14.013      $15.670         3,735
                              2011       $15.670      $15.634         2,853
                              2012       $15.634      $17.783         5,281
                              2013       $17.783      $18.806         2,770
PUTNAM VT INCOME FUND - CLASS IB
                              2004       $11.992      $12.279        30,631
                              2005       $12.279      $12.324        30,525
                              2006       $12.324      $12.631        27,354
                              2007       $12.631      $13.030        20,527
                              2008       $13.030      $ 9.719        12,691
                              2009       $ 9.719      $13.976        15,845
                              2010       $13.976      $15.056        13,060
                              2011       $15.056      $15.502        11,149
                              2012       $15.502      $16.832        10,273
                              2013       $16.832      $16.812        10,200
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 6.952      $ 7.921        62,928
                              2005       $ 7.921      $ 8.714        62,761
                              2006       $ 8.714      $10.913        49,847
                              2007       $10.913      $11.594        46,135
                              2008       $11.594      $ 6.372        48,224
                              2009       $ 6.372      $ 7.786        46,849
                              2010       $ 7.786      $ 8.400        41,717
                              2011       $ 8.400      $ 6.842        31,132
                              2012       $ 6.842      $ 8.178        21,349
                              2013       $ 8.178      $10.270        20,333

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2004       $ 4.370      $ 4.857        28,551
                              2005       $ 4.857      $ 5.637        27,659
                              2006       $ 5.637      $ 6.972        27,573
                              2007       $ 6.972      $ 7.738        41,323
                              2008       $ 7.738      $ 4.364        29,222
                              2009       $ 4.364      $ 5.920        26,778
                              2010       $ 5.920      $ 6.513        23,095
                              2011       $ 6.513      $ 5.243        23,703
                              2012       $ 5.243      $ 6.221        19,476
                              2013       $ 6.221      $ 7.464        19,773
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $ 9.258      $10.982        11,161
                              2005       $10.982      $12.287            11
                              2006       $12.287      $15.328        13,406
                              2007       $15.328      $16.080         9,526
                              2008       $16.080      $ 8.510         8,122
                              2009       $ 8.510      $10.530         6,020
                              2010       $10.530      $11.060         6,168
                              2011       $11.060      $ 9.350         3,103
                              2012       $ 9.350      $11.157         1,890
                              2013       $11.157      $13.370         1,685
PUTNAM VT INVESTORS FUND - CLASS IB
                              2004       $ 5.893      $ 6.509        13,960
                              2005       $ 6.509      $ 6.944        12,271
                              2006       $ 6.944      $ 7.758        10,760
                              2007       $ 7.758      $ 7.213         4,805
                              2008       $ 7.213      $ 4.275         3,713
                              2009       $ 4.275      $ 5.484         8,346
                              2010       $ 5.484      $ 6.125         5,520
                              2011       $ 6.125      $ 6.009         2,712
                              2012       $ 6.009      $ 6.883         2,210
                              2013       $ 6.883      $ 9.119         2,012
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2004       $10.301      $10.167        14,780
                              2005       $10.167      $10.222        10,371
                              2006       $10.222      $10.463        16,515
                              2007       $10.463      $10.749        12,626
                              2008       $10.749      $10.810        14,167
                              2009       $10.810      $10.621         9,661
                              2010       $10.621      $10.418         9,286
                              2011       $10.418      $10.217         8,981
                              2012       $10.217      $10.018        23,041
                              2013       $10.018      $ 9.824         8,904

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2004       $ 4.119      $ 4.455        68,465
                              2005       $ 4.455      $ 4.806        64,622
                              2006       $ 4.806      $ 5.116        53,432
                              2007       $ 5.116      $ 5.303        41,793
                              2008       $ 5.303      $ 3.185        34,702
                              2009       $ 3.185      $ 4.126        37,224
                              2010       $ 4.126      $ 4.837       104,694
                              2011       $ 4.837      $ 4.502        68,325
                              2012       $ 4.502      $ 5.154        43,384
                              2013       $ 5.154      $ 6.895        38,645
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2004       $12.741      $14.422           498
                              2005       $14.422      $15.900           490
                              2006       $15.900      $17.940           485
                              2007       $17.940      $17.886           779
                              2008       $17.886      $10.026           776
                              2009       $10.026      $13.664           772
                              2010       $13.664      $16.621           768
                              2011       $16.621      $15.463           540
                              2012       $15.463      $17.626           538
                              2013       $17.626      $24.553           891
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2004       $14.546      $16.463        38,789
                              2005       $16.463      $17.094        37,226
                              2006       $17.094      $19.446        30,448
                              2007       $19.446      $18.133        25,419
                              2008       $18.133      $ 9.821        19,961
                              2009       $ 9.821      $ 9.243             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2004       $ 1.928      $ 2.052        85,012
                              2005       $ 2.052      $ 2.170        82,198
                              2006       $ 2.170      $ 2.392        75,579
                              2007       $ 2.392      $ 2.642        90,153
                              2008       $ 2.642      $ 1.408        89,626
                              2009       $ 1.408      $ 1.365             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2004       $ 7.694      $ 8.115        31,252
                              2005       $ 8.115      $ 8.356        30,695
                              2006       $ 8.356      $ 9.120        23,074
                              2007       $ 9.120      $ 8.991        19,501
                              2008       $ 8.991      $ 5.418        18,988
                              2009       $ 5.418      $ 7.075        17,938
                              2010       $ 7.075      $ 8.073        16,066
                              2011       $ 8.073      $ 7.778        11,136
                              2012       $ 7.778      $ 8.992         6,521
                              2013       $ 8.992      $11.758         6,932

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $16.325      $20.203        52,133
                              2005       $20.203      $21.203        50,561
                              2006       $21.203      $24.387        38,690
                              2007       $24.387      $20.867        35,183
                              2008       $20.867      $12.406        30,600
                              2009       $12.406      $16.000        24,621
                              2010       $16.000      $19.765        18,157
                              2011       $19.765      $18.464        10,390
                              2012       $18.464      $21.269         6,529
                              2013       $21.269      $29.115         5,678
PUTNAM VT VISTA FUND - CLASS IB
                              2004       $ 4.919      $ 5.720        97,671
                              2005       $ 5.720      $ 6.290        92,136
                              2006       $ 6.290      $ 6.504        83,568
                              2007       $ 6.504      $ 6.620        63,968
                              2008       $ 6.620      $ 3.534        54,672
                              2009       $ 3.534      $ 4.808        83,922
                              2010       $ 4.808      $ 5.480             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 5.379      $ 5.540        86,416
                              2005       $ 5.540      $ 5.741        82,195
                              2006       $ 5.741      $ 5.935        66,855
                              2007       $ 5.935      $ 6.140        54,132
                              2008       $ 6.140      $ 3.791        46,156
                              2009       $ 3.791      $ 6.092        36,953
                              2010       $ 6.092      $ 7.216        34,381
                              2011       $ 7.216      $ 5.812        27,804
                              2012       $ 5.812      $ 6.510        24,178
                              2013       $ 6.510      $ 9.174        21,108



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%.

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                WITH THE ENHANCED BENEFICIARY PROTECTION OPTION

                           MORTALITY & EXPENSE = 1.8



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2004       $11.980      $12.078        48,670
                              2005       $12.078      $12.021        50,722
                              2006       $12.021      $12.186        43,977
                              2007       $12.186      $12.966        30,146
                              2008       $12.966      $12.771        17,616
                              2009       $12.771      $15.174        16,558
                              2010       $15.174      $15.670        16,310
                              2011       $15.670      $16.435        15,480
                              2012       $16.435      $16.437        18,849
                              2013       $16.437      $16.064        17,967
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2004       $ 7.203      $ 8.114        70,120
                              2005       $ 8.114      $ 8.596        40,134
                              2006       $ 8.596      $ 9.482        34,989
                              2007       $ 9.482      $ 8.663        25,753
                              2008       $ 8.663      $ 5.241        22,258
                              2009       $ 5.241      $ 4.872             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2004       $12.884      $14.945           104
                              2005       $14.945      $16.168            48
                              2006       $16.168      $18.294         1,850
                              2007       $18.294      $16.247         2,112
                              2008       $16.247      $10.341         3,202
                              2009       $10.341      $14.787         4,332
                              2010       $14.787      $18.810         4,008
                              2011       $18.810      $17.344         4,297
                              2012       $17.344      $19.478         4,142
                              2013       $19.478      $25.650         3,429

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2004       $ 4.449      $ 4.700        21,383
                              2005       $ 4.700      $ 4.950        13,979
                              2006       $ 4.950      $ 5.399        13,457
                              2007       $ 5.399      $ 5.848        11,304
                              2008       $ 5.848      $ 3.256         6,904
                              2009       $ 3.256      $ 3.188             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2004       $12.351      $13.245        52,855
                              2005       $13.245      $13.404        52,667
                              2006       $13.404      $13.992        45,691
                              2007       $13.992      $14.306        36,476
                              2008       $14.306      $ 9.719        32,193
                              2009       $ 9.719      $14.828        46,871
                              2010       $14.828      $16.407        34,761
                              2011       $16.407      $15.602        35,624
                              2012       $15.602      $17.086        35,196
                              2013       $17.086      $18.089        33,388
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2004       $12.004      $13.181         2,797
                              2005       $13.181      $13.657         4,157
                              2006       $13.657      $15.940         6,031
                              2007       $15.940      $16.150         9,634
                              2008       $16.150      $10.920         9,568
                              2009       $10.920      $13.668        73,334
                              2010       $13.668      $15.114        66,949
                              2011       $15.114      $15.127        60,011
                              2012       $15.127      $17.722        43,505
                              2013       $17.722      $23.045        39,523
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2004       $11.046      $11.737        51,858
                              2005       $11.737      $11.988        43,832
                              2006       $11.988      $13.176        39,455
                              2007       $13.176      $13.061        33,534
                              2008       $13.061      $ 7.603        29,214
                              2009       $ 7.603      $ 9.379        24,036
                              2010       $ 9.379      $10.208        23,658
                              2011       $10.208      $10.302        19,928
                              2012       $10.302      $11.384        18,598
                              2013       $11.384      $13.202        15,746
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2004       $ 8.959      $ 9.599        18,201
                              2005       $ 9.599      $10.084        17,789
                              2006       $10.084      $11.177        15,704
                              2007       $11.177      $11.297        13,176
                              2008       $11.297      $ 7.397         7,744
                              2009       $ 7.397      $ 9.821        21,846
                              2010       $ 9.821      $11.061        20,770
                              2011       $11.061      $10.817         5,373
                              2012       $10.817      $12.130         4,089
                              2013       $12.130      $14.233         3,285

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2004       $ 4.976      $ 5.555        18,863
                              2005       $ 5.555      $ 5.934        13,612
                              2006       $ 5.934      $ 7.181        10,222
                              2007       $ 7.181      $ 7.687         4,379
                              2008       $ 7.687      $ 4.125         2,605
                              2009       $ 4.125      $ 5.265         3,155
                              2010       $ 5.265      $ 5.679         3,118
                              2011       $ 5.679      $ 5.301         3,079
                              2012       $ 5.301      $ 6.256         3,047
                              2013       $ 6.256      $ 8.108         3,689
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2004       $ 8.747      $ 9.201        27,201
                              2005       $ 9.201      $10.229        27,703
                              2006       $10.229      $10.325        27,971
                              2007       $10.325      $10.078        22,982
                              2008       $10.078      $ 8.207        17,661
                              2009       $ 8.207      $10.154        16,987
                              2010       $10.154      $10.218         6,608
                              2011       $10.218      $ 9.916         3,640
                              2012       $ 9.916      $11.905         5,040
                              2013       $11.905      $16.562         4,600
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2004       $ 7.804      $ 9.319        25,992
                              2005       $ 9.319      $ 9.936        38,084
                              2006       $ 9.936      $12.396        33,280
                              2007       $12.396      $14.599        17,772
                              2008       $14.599      $ 9.965        15,364
                              2009       $ 9.965      $10.505        12,277
                              2010       $10.505      $10.505        12,211
                              2011       $10.505      $ 9.759         8,703
                              2012       $ 9.759      $10.066         7,114
                              2013       $10.066      $11.250         6,774
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.909      $10.812       221,808
                              2005       $10.812      $11.173       178,056
                              2006       $11.173      $12.719       139,397
                              2007       $12.719      $11.734        93,231
                              2008       $11.734      $ 7.064        73,673
                              2009       $ 7.064      $ 9.005        65,980
                              2010       $ 9.005      $10.114        61,636
                              2011       $10.114      $ 9.471        50,452
                              2012       $ 9.471      $11.080        39,229
                              2013       $11.080      $14.763        32,403

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2004       $ 4.104      $ 4.101       280,301
                              2005       $ 4.101      $ 4.193       275,130
                              2006       $ 4.193      $ 4.470       286,675
                              2007       $ 4.470      $ 4.626       202,415
                              2008       $ 4.626      $ 2.831       185,924
                              2009       $ 2.831      $ 3.915       182,393
                              2010       $ 3.915      $ 4.511       165,884
                              2011       $ 4.511      $ 4.247       163,776
                              2012       $ 4.247      $ 4.903       117,305
                              2013       $ 4.903      $ 6.555       104,330
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2004       $11.275      $12.240        45,960
                              2005       $12.240      $12.392        41,020
                              2006       $12.392      $13.450        35,640
                              2007       $13.450      $13.576        35,672
                              2008       $13.576      $ 9.856        31,039
                              2009       $ 9.856      $14.536        25,573
                              2010       $14.536      $16.279        14,640
                              2011       $16.279      $16.267        17,109
                              2012       $16.267      $18.531         9,394
                              2013       $18.531      $19.627         5,267
PUTNAM VT INCOME FUND - CLASS IB
                              2004       $12.137      $12.447        78,117
                              2005       $12.447      $12.512        68,984
                              2006       $12.512      $12.843        60,944
                              2007       $12.843      $13.270        44,710
                              2008       $13.270      $ 9.913        40,075
                              2009       $ 9.913      $14.276        40,758
                              2010       $14.276      $15.403        26,431
                              2011       $15.403      $15.883        12,677
                              2012       $15.883      $17.272        10,866
                              2013       $17.272      $17.279         9,383
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 7.281      $ 8.308       139,656
                              2005       $ 8.308      $ 9.154       107,497
                              2006       $ 9.154      $11.482        86,834
                              2007       $11.482      $12.217        63,410
                              2008       $12.217      $ 6.724        56,814
                              2009       $ 6.724      $ 8.230        59,864
                              2010       $ 8.230      $ 8.892        51,974
                              2011       $ 8.892      $ 7.253        47,965
                              2012       $ 7.253      $ 8.683        44,442
                              2013       $ 8.683      $10.921        36,349

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2004       $ 5.146      $ 5.728        24,899
                              2005       $ 5.728      $ 6.658         6,012
                              2006       $ 6.658      $ 8.247        19,259
                              2007       $ 8.247      $ 9.168        18,372
                              2008       $ 9.168      $ 5.178         9,343
                              2009       $ 5.178      $ 7.036         6,211
                              2010       $ 7.036      $ 7.752         5,946
                              2011       $ 7.752      $ 6.250         4,885
                              2012       $ 6.250      $ 7.427         4,904
                              2013       $ 7.427      $ 8.925         4,129
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $ 8.893      $10.565        45,770
                              2005       $10.565      $11.838        40,872
                              2006       $11.838      $14.791        38,160
                              2007       $14.791      $15.541        26,298
                              2008       $15.541      $ 8.238        21,538
                              2009       $ 8.238      $10.208        22,420
                              2010       $10.208      $10.738        20,419
                              2011       $10.738      $ 9.092        18,571
                              2012       $ 9.092      $10.866         8,472
                              2013       $10.866      $13.040         7,183
PUTNAM VT INVESTORS FUND - CLASS IB
                              2004       $ 5.754      $ 6.365        80,575
                              2005       $ 6.365      $ 6.801        74,172
                              2006       $ 6.801      $ 7.609        67,441
                              2007       $ 7.609      $ 7.086        36,131
                              2008       $ 7.086      $ 4.206        27,695
                              2009       $ 4.206      $ 5.404        54,196
                              2010       $ 5.404      $ 6.045        49,521
                              2011       $ 6.045      $ 5.939        42,804
                              2012       $ 5.939      $ 6.813        23,899
                              2013       $ 6.813      $ 9.041        23,060
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2004       $10.274      $10.155        15,946
                              2005       $10.155      $10.225        13,584
                              2006       $10.225      $10.483        12,581
                              2007       $10.483      $10.786        19,191
                              2008       $10.786      $10.864        24,254
                              2009       $10.864      $10.691        22,680
                              2010       $10.691      $10.502        24,423
                              2011       $10.502      $10.315         7,738
                              2012       $10.315      $10.130         3,664
                              2013       $10.130      $ 9.948         7,163

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2004       $ 4.349      $ 4.711       158,361
                              2005       $ 4.711      $ 5.089       103,464
                              2006       $ 5.089      $ 5.426        95,624
                              2007       $ 5.426      $ 5.633        75,269
                              2008       $ 5.633      $ 3.389        58,874
                              2009       $ 3.389      $ 4.397        63,614
                              2010       $ 4.397      $ 5.162       132,452
                              2011       $ 5.162      $ 4.812       116,515
                              2012       $ 4.812      $ 5.517        79,331
                              2013       $ 5.517      $ 7.392        68,242
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2004       $12.753      $14.458         6,271
                              2005       $14.458      $15.965         6,718
                              2006       $15.965      $18.041         5,720
                              2007       $18.041      $18.014         3,058
                              2008       $18.014      $10.113         2,996
                              2009       $10.113      $13.804         2,632
                              2010       $13.804      $16.817         2,472
                              2011       $16.817      $15.670         2,170
                              2012       $15.670      $17.888         2,163
                              2013       $17.888      $24.957         2,156
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2004       $13.097      $14.846       138,540
                              2005       $14.846      $15.438       132,245
                              2006       $15.438      $17.589       119,380
                              2007       $17.589      $16.427        86,758
                              2008       $16.427      $ 8.911        82,104
                              2009       $ 8.911      $ 8.388             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2004       $ 2.893      $ 3.084        22,048
                              2005       $ 3.084      $ 3.266        15,510
                              2006       $ 3.266      $ 3.606        13,056
                              2007       $ 3.606      $ 3.990        12,828
                              2008       $ 3.990      $ 2.129         3,529
                              2009       $ 2.129      $ 2.065             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2004       $ 7.171      $ 7.575        85,801
                              2005       $ 7.575      $ 7.812        60,976
                              2006       $ 7.812      $ 8.539        51,543
                              2007       $ 8.539      $ 8.431        29,100
                              2008       $ 8.431      $ 5.088        23,632
                              2009       $ 5.088      $ 6.655        22,341
                              2010       $ 6.655      $ 7.605        21,901
                              2011       $ 7.605      $ 7.338         3,121
                              2012       $ 7.338      $ 8.497         3,545
                              2013       $ 8.497      $11.128         3,113

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $15.777      $19.555        60,295
                              2005       $19.555      $20.554        45,876
                              2006       $20.554      $23.676        38,748
                              2007       $23.676      $20.291        25,592
                              2008       $20.291      $12.082        20,607
                              2009       $12.082      $15.606        22,054
                              2010       $15.606      $19.307        20,587
                              2011       $19.307      $18.064        19,023
                              2012       $18.064      $20.840        14,325
                              2013       $20.840      $28.571        11,613
PUTNAM VT VISTA FUND - CLASS IB
                              2004       $ 4.918      $ 5.728       258,076
                              2005       $ 5.728      $ 6.308       209,955
                              2006       $ 6.308      $ 6.533       168,849
                              2007       $ 6.533      $ 6.659        94,470
                              2008       $ 6.659      $ 3.561        87,442
                              2009       $ 3.561      $ 4.852        90,290
                              2010       $ 4.852      $ 5.536             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 5.536      $ 5.710       356,761
                              2005       $ 5.710      $ 5.927       307,379
                              2006       $ 5.927      $ 6.137       247,596
                              2007       $ 6.137      $ 6.358       174,289
                              2008       $ 6.358      $ 3.931       150,334
                              2009       $ 3.931      $ 6.327        65,933
                              2010       $ 6.327      $ 7.506        59,531
                              2011       $ 7.506      $ 6.055        53,667
                              2012       $ 6.055      $ 6.792        41,983
                              2013       $ 6.792      $ 9.587        37,512



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

                          MORTALITY & EXPENSE = 1.85



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2004       $11.983      $12.074        1,116
                              2005       $12.074      $12.011        1,014
                              2006       $12.011      $12.169           29
                              2007       $12.169      $12.942           28
                              2008       $12.942      $12.741           20
                              2009       $12.741      $15.131            0
                              2010       $15.131      $15.617            0
                              2011       $15.617      $16.371            0
                              2012       $16.371      $16.365            0
                              2013       $16.365      $15.985            0
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2004       $ 7.200      $ 8.106          930
                              2005       $ 8.106      $ 8.583          926
                              2006       $ 8.583      $ 9.463          923
                              2007       $ 9.463      $ 8.641          919
                              2008       $ 8.641      $ 5.225          915
                              2009       $ 5.225      $ 4.857            0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2004       $12.880      $14.933            0
                              2005       $14.933      $16.146            0
                              2006       $16.146      $18.259            0
                              2007       $18.259      $16.208            0
                              2008       $16.208      $10.311            0
                              2009       $10.311      $14.737            0
                              2010       $14.737      $18.737            0
                              2011       $18.737      $17.268            0
                              2012       $17.268      $19.382            0
                              2013       $19.382      $25.511            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2004       $ 4.447      $ 4.695        2,110
                              2005       $ 4.695      $ 4.942        1,191
                              2006       $ 4.942      $ 5.388        1,188
                              2007       $ 5.388      $ 5.833        1,184
                              2008       $ 5.833      $ 3.247        1,179
                              2009       $ 3.247      $ 3.178            0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2004       $12.354      $13.241        2,352
                              2005       $13.241      $13.393        2,200
                              2006       $13.393      $13.973        1,177
                              2007       $13.973      $14.280        1,171
                              2008       $14.280      $ 9.697        1,161
                              2009       $ 9.697      $14.786        1,125
                              2010       $14.786      $16.351        2,358
                              2011       $16.351      $15.541        2,341
                              2012       $15.541      $17.011        2,324
                              2013       $17.011      $18.001        2,309
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2004       $12.000      $13.170            0
                              2005       $13.170      $13.639            0
                              2006       $13.639      $15.910            0
                              2007       $15.910      $16.112            0
                              2008       $16.112      $10.889            0
                              2009       $10.889      $13.621        2,980
                              2010       $13.621      $15.055        2,969
                              2011       $15.055      $15.061        2,957
                              2012       $15.061      $17.635        2,618
                              2013       $17.635      $22.920        2,599
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2004       $11.048      $11.734        1,026
                              2005       $11.734      $11.978          685
                              2006       $11.978      $13.158          499
                              2007       $13.158      $13.037          498
                              2008       $13.037      $ 7.585          508
                              2009       $ 7.585      $ 9.352          438
                              2010       $ 9.352      $10.173          436
                              2011       $10.173      $10.262          435
                              2012       $10.262      $11.334           14
                              2013       $11.334      $13.137            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2004       $ 8.961      $ 9.596          867
                              2005       $ 9.596      $10.076          863
                              2006       $10.076      $11.161          860
                              2007       $11.161      $11.276          857
                              2008       $11.276      $ 7.379          853
                              2009       $ 7.379      $ 9.793          847
                              2010       $ 9.793      $11.023            0
                              2011       $11.023      $10.775            0
                              2012       $10.775      $12.076            0
                              2013       $12.076      $14.164            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2004       $ 4.977      $ 5.553            0
                              2005       $ 5.553      $ 5.929            0
                              2006       $ 5.929      $ 7.171            0
                              2007       $ 7.171      $ 7.673            0
                              2008       $ 7.673      $ 4.116            0
                              2009       $ 4.116      $ 5.250            0
                              2010       $ 5.250      $ 5.660            0
                              2011       $ 5.660      $ 5.280            0
                              2012       $ 5.280      $ 6.228            0
                              2013       $ 6.228      $ 8.068            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2004       $ 8.748      $ 9.198        1,557
                              2005       $ 9.198      $10.220        1,556
                              2006       $10.220      $10.312          598
                              2007       $10.312      $10.059          596
                              2008       $10.059      $ 8.187          594
                              2009       $ 8.187      $10.125          591
                              2010       $10.125      $10.183          588
                              2011       $10.183      $ 9.878          586
                              2012       $ 9.878      $11.853           19
                              2013       $11.853      $16.481            0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2004       $ 7.805      $ 9.316            0
                              2005       $ 9.316      $ 9.928            0
                              2006       $ 9.928      $12.379            0
                              2007       $12.379      $14.572            0
                              2008       $14.572      $ 9.941            0
                              2009       $ 9.941      $10.475            0
                              2010       $10.475      $10.470            0
                              2011       $10.470      $ 9.721            0
                              2012       $ 9.721      $10.021            0
                              2013       $10.021      $11.195            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.911      $10.809        9,611
                              2005       $10.809      $11.164        5,907
                              2006       $11.164      $12.702        4,097
                              2007       $12.702      $11.713        4,043
                              2008       $11.713      $ 7.047        4,240
                              2009       $ 7.047      $ 8.979        4,191
                              2010       $ 8.979      $10.080        4,185
                              2011       $10.080      $ 9.435        4,226
                              2012       $ 9.435      $11.032        4,122
                              2013       $11.032      $14.691        3,826

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2004       $ 4.105      $ 4.099             0
                              2005       $ 4.099      $ 4.189             0
                              2006       $ 4.189      $ 4.463             0
                              2007       $ 4.463      $ 4.617             0
                              2008       $ 4.617      $ 2.824             0
                              2009       $ 2.824      $ 3.904             0
                              2010       $ 3.904      $ 4.496             0
                              2011       $ 4.496      $ 4.230             0
                              2012       $ 4.230      $ 4.881             0
                              2013       $ 4.881      $ 6.523             0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2004       $11.277      $12.236         2,828
                              2005       $12.236      $12.382           865
                              2006       $12.382      $13.432             0
                              2007       $13.432      $13.551             0
                              2008       $13.551      $ 9.833             0
                              2009       $ 9.833      $14.494             0
                              2010       $14.494      $16.224             0
                              2011       $16.224      $16.204             0
                              2012       $16.204      $18.450             0
                              2013       $18.450      $19.531             0
PUTNAM VT INCOME FUND - CLASS IB
                              2004       $12.139      $12.443         7,817
                              2005       $12.443      $12.502         8,166
                              2006       $12.502      $12.826         7,655
                              2007       $12.826      $13.245         7,271
                              2008       $13.245      $ 9.889         5,760
                              2009       $ 9.889      $14.235         5,784
                              2010       $14.235      $15.351         5,766
                              2011       $15.351      $15.821         5,470
                              2012       $15.821      $17.196         5,682
                              2013       $17.196      $17.194         6,473
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 7.282      $ 8.305        13,534
                              2005       $ 8.305      $ 9.146        13,173
                              2006       $ 9.146      $11.466        11,352
                              2007       $11.466      $12.195        10,982
                              2008       $12.195      $ 6.708        11,548
                              2009       $ 6.708      $ 8.206        11,516
                              2010       $ 8.206      $ 8.862        11,558
                              2011       $ 8.862      $ 7.225        12,120
                              2012       $ 7.225      $ 8.645        11,328
                              2013       $ 8.645      $10.867        10,884

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2004       $ 5.147      $ 5.726         1,314
                              2005       $ 5.726      $ 6.652             0
                              2006       $ 6.652      $ 8.236             0
                              2007       $ 8.236      $ 9.151             0
                              2008       $ 9.151      $ 5.166             0
                              2009       $ 5.166      $ 7.015             0
                              2010       $ 7.015      $ 7.726             0
                              2011       $ 7.726      $ 6.226             0
                              2012       $ 6.226      $ 7.394             0
                              2013       $ 7.394      $ 8.881             0
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $ 8.894      $10.562             0
                              2005       $10.562      $11.828             0
                              2006       $11.828      $14.771             0
                              2007       $14.771      $15.512             0
                              2008       $15.512      $ 8.218             0
                              2009       $ 8.218      $10.179             0
                              2010       $10.179      $10.702             0
                              2011       $10.702      $ 9.057             0
                              2012       $ 9.057      $10.818             0
                              2013       $10.818      $12.976             0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2004       $ 5.755      $ 6.362        10,427
                              2005       $ 6.362      $ 6.795         8,117
                              2006       $ 6.795      $ 7.599        11,140
                              2007       $ 7.599      $ 7.072        11,303
                              2008       $ 7.072      $ 4.196        11,494
                              2009       $ 4.196      $ 5.388        12,546
                              2010       $ 5.388      $ 6.025        11,352
                              2011       $ 6.025      $ 5.916        11,243
                              2012       $ 5.916      $ 6.783        11,068
                              2013       $ 6.783      $ 8.996        10,628
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2004       $10.276      $10.152             0
                              2005       $10.152      $10.217             0
                              2006       $10.217      $10.469             0
                              2007       $10.469      $10.766             0
                              2008       $10.766      $10.838             0
                              2009       $10.838      $10.660             0
                              2010       $10.660      $10.467             0
                              2011       $10.467      $10.275             0
                              2012       $10.275      $10.085             0
                              2013       $10.085      $ 9.899             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2004       $ 4.350      $ 4.710        12,212
                              2005       $ 4.710      $ 5.085        10,637
                              2006       $ 5.085      $ 5.419         9,007
                              2007       $ 5.419      $ 5.623         8,980
                              2008       $ 5.623      $ 3.380         8,932
                              2009       $ 3.380      $ 4.384        10,015
                              2010       $ 4.384      $ 5.145        24,767
                              2011       $ 5.145      $ 4.793        24,651
                              2012       $ 4.793      $ 5.493        22,194
                              2013       $ 5.493      $ 7.356        22,034
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2004       $12.749      $14.446             0
                              2005       $14.446      $15.944             0
                              2006       $15.944      $18.007             0
                              2007       $18.007      $17.971             0
                              2008       $17.971      $10.084             0
                              2009       $10.084      $13.757             0
                              2010       $13.757      $16.752             0
                              2011       $16.752      $15.601             0
                              2012       $15.601      $17.800             0
                              2013       $17.800      $24.822             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2004       $13.099      $14.841         3,941
                              2005       $14.841      $15.426         3,926
                              2006       $15.426      $17.566         3,644
                              2007       $17.566      $16.396         3,633
                              2008       $16.396      $ 8.890         3,615
                              2009       $ 8.890      $ 8.367             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2004       $ 2.894      $ 3.083         5,694
                              2005       $ 3.083      $ 3.264         5,667
                              2006       $ 3.264      $ 3.601         1,884
                              2007       $ 3.601      $ 3.982         1,879
                              2008       $ 3.982      $ 2.124         1,871
                              2009       $ 2.124      $ 2.060             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2004       $ 7.172      $ 7.572        12,182
                              2005       $ 7.572      $ 7.805        12,052
                              2006       $ 7.805      $ 8.528         9,663
                              2007       $ 8.528      $ 8.416         9,664
                              2008       $ 8.416      $ 5.076        10,013
                              2009       $ 5.076      $ 6.636         9,898
                              2010       $ 6.636      $ 7.579         8,877
                              2011       $ 7.579      $ 7.309         8,877
                              2012       $ 7.309      $ 8.459         8,701
                              2013       $ 8.459      $11.073         8,268

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $15.780      $19.548         1,246
                              2005       $19.548      $20.537         1,240
                              2006       $20.537      $23.644           358
                              2007       $23.644      $20.253           357
                              2008       $20.253      $12.053           355
                              2009       $12.053      $15.561           354
                              2010       $15.561      $19.242           352
                              2011       $19.242      $17.994           351
                              2012       $17.994      $20.748            11
                              2013       $20.748      $28.431             0
PUTNAM VT VISTA FUND - CLASS IB
                              2004       $ 4.919      $ 5.726        12,181
                              2005       $ 5.726      $ 6.303        12,080
                              2006       $ 6.303      $ 6.524        11,363
                              2007       $ 6.524      $ 6.647        11,322
                              2008       $ 6.647      $ 3.552        11,247
                              2009       $ 3.552      $ 4.838        12,292
                              2010       $ 4.838      $ 5.518             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 5.537      $ 5.708         7,697
                              2005       $ 5.708      $ 5.922           900
                              2006       $ 5.922      $ 6.128           897
                              2007       $ 6.128      $ 6.346           895
                              2008       $ 6.346      $ 3.922           891
                              2009       $ 3.922      $ 6.309           886
                              2010       $ 6.309      $ 7.481           883
                              2011       $ 7.481      $ 6.032           879
                              2012       $ 6.032      $ 6.762            29
                              2013       $ 6.762      $ 9.540             0



* THE ACCUMULATION UNIT VALUES IN THIS TABLE REFLECT A MORTALITY AND EXPENSE RISK CHARGE OF 1.85%.

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)

                           MORTALITY & EXPENSE = 2.0



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2004       $11.934      $12.006            0
                              2005       $12.006      $11.926            0
                              2006       $11.926      $12.064            0
                              2007       $12.064      $12.811            0
                              2008       $12.811      $12.592            0
                              2009       $12.592      $14.932            0
                              2011       $10.000      $16.106            0
                              2012       $16.106      $16.076            0
                              2013       $16.076      $15.679            0
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2004       $ 7.171      $ 8.060        3,613
                              2005       $ 8.060      $ 8.522        3,613
                              2006       $ 8.522      $ 9.381            0
                              2007       $ 9.381      $ 8.554            0
                              2008       $ 8.554      $ 5.164            0
                              2009       $ 5.164      $ 4.800            0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2004       $12.867      $14.895            0
                              2005       $14.895      $16.080            0
                              2006       $16.080      $18.158            0
                              2007       $18.158      $16.093            0
                              2008       $16.093      $10.222            0
                              2009       $10.222      $14.587            0
                              2011       $10.000      $17.040            0
                              2012       $17.040      $19.098            0
                              2013       $19.098      $25.098            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2004       $ 4.429      $ 4.669            0
                              2005       $ 4.669      $ 4.907            0
                              2006       $ 4.907      $ 5.342            0
                              2007       $ 5.342      $ 5.774            0
                              2008       $ 5.774      $ 3.209            0
                              2009       $ 3.209      $ 3.140            0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2004       $12.303      $13.167          703
                              2005       $13.167      $13.298            0
                              2006       $13.298      $13.853            0
                              2007       $13.853      $14.135            0
                              2008       $14.135      $ 9.583            0
                              2009       $ 9.583      $14.591            0
                              2011       $10.000      $15.290            0
                              2012       $15.290      $16.710            0
                              2013       $16.710      $17.655            0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2004       $11.988      $13.137            0
                              2005       $13.137      $13.583            0
                              2006       $13.583      $15.821            0
                              2007       $15.821      $15.997            0
                              2008       $15.997      $10.795            0
                              2009       $10.795      $13.483            0
                              2011       $10.000      $14.862            0
                              2012       $14.862      $17.376            0
                              2013       $17.376      $22.549            0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2004       $11.003      $11.668        4,744
                              2005       $11.668      $11.893        4,585
                              2006       $11.893      $13.045        4,437
                              2007       $13.045      $12.904        4,274
                              2008       $12.904      $ 7.496        3,417
                              2009       $ 7.496      $ 9.229        3,300
                              2011       $10.000      $10.096            0
                              2012       $10.096      $11.133            0
                              2013       $11.133      $12.885            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2004       $ 8.924      $ 9.542            0
                              2005       $ 9.542      $10.004            0
                              2006       $10.004      $11.065            0
                              2007       $11.065      $11.161            0
                              2008       $11.161      $ 7.293            0
                              2009       $ 7.293      $ 9.664            0
                              2011       $10.000      $10.600            0
                              2012       $10.600      $11.863            0
                              2013       $11.863      $13.892            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2004       $ 4.957      $ 5.522           310
                              2005       $ 5.522      $ 5.887           310
                              2006       $ 5.887      $ 7.109           310
                              2007       $ 7.109      $ 7.595           310
                              2008       $ 7.595      $ 4.068             0
                              2009       $ 4.068      $ 5.181             0
                              2011       $10.000      $ 5.195             0
                              2012       $ 5.195      $ 6.118             0
                              2013       $ 6.118      $ 7.913             0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2004       $ 8.713      $ 9.147           871
                              2005       $ 9.147      $10.147           162
                              2006       $10.147      $10.223           162
                              2007       $10.223      $ 9.957           162
                              2008       $ 9.957      $ 8.092             0
                              2009       $ 8.092      $ 9.992             0
                              2011       $10.000      $ 9.718             0
                              2012       $ 9.718      $11.643             0
                              2013       $11.643      $16.165             0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2004       $ 7.773      $ 9.263             0
                              2005       $ 9.263      $ 9.857             0
                              2006       $ 9.857      $12.272             0
                              2007       $12.272      $14.424             0
                              2008       $14.424      $ 9.825             0
                              2009       $ 9.825      $10.337             0
                              2011       $10.000      $ 9.564             0
                              2012       $ 9.564      $ 9.844             0
                              2013       $ 9.844      $10.980             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.871      $10.748        13,980
                              2005       $10.748      $11.085        13,124
                              2006       $11.085      $12.592        12,956
                              2007       $12.592      $11.594         5,914
                              2008       $11.594      $ 6.965         3,866
                              2009       $ 6.965      $ 8.860         3,733
                              2011       $10.000      $ 9.282             0
                              2012       $ 9.282      $10.836             0
                              2013       $10.836      $14.409             0
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2004       $ 4.088      $ 4.076             0
                              2005       $ 4.076      $ 4.159             0
                              2006       $ 4.159      $ 4.425             0
                              2007       $ 4.425      $ 4.570             0
                              2008       $ 4.570      $ 2.791             0
                              2009       $ 2.791      $ 3.853             0
                              2011       $10.000      $ 4.162             0
                              2012       $ 4.162      $ 4.795             0
                              2013       $ 4.795      $ 6.397             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2004       $11.231      $12.167            0
                              2005       $12.167      $12.294            0
                              2006       $12.294      $13.316            0
                              2007       $13.316      $13.413            0
                              2008       $13.413      $ 9.718            0
                              2009       $ 9.718      $14.304            0
                              2011       $10.000      $15.942            0
                              2012       $15.942      $18.123            0
                              2013       $18.123      $19.156            0
PUTNAM VT INCOME FUND - CLASS IB
                              2004       $12.090      $12.374        3,749
                              2005       $12.374      $12.413        3,607
                              2006       $12.413      $12.715        3,473
                              2007       $12.715      $13.111        3,325
                              2008       $13.111      $ 9.774        3,087
                              2009       $ 9.774      $14.048        2,980
                              2011       $10.000      $15.565            0
                              2012       $15.565      $16.892            0
                              2013       $16.892      $16.864            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 7.253      $ 8.259            0
                              2005       $ 8.259      $ 9.081            0
                              2006       $ 9.081      $11.367            0
                              2007       $11.367      $12.071            0
                              2008       $12.071      $ 6.630            0
                              2009       $ 6.630      $ 8.098            0
                              2011       $10.000      $ 7.108            0
                              2012       $ 7.108      $ 8.492            0
                              2013       $ 8.492      $10.659            0
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2004       $ 5.126      $ 5.694            0
                              2005       $ 5.694      $ 6.605            0
                              2006       $ 6.605      $ 8.165            0
                              2007       $ 8.165      $ 9.058            0
                              2008       $ 9.058      $ 5.106            0
                              2009       $ 5.106      $ 6.923            0
                              2011       $10.000      $ 6.125            0
                              2012       $ 6.125      $ 7.263            0
                              2013       $ 7.263      $ 8.710            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $ 8.858      $10.502            0
                              2005       $10.502      $11.744            0
                              2006       $11.744      $14.644            0
                              2007       $14.644      $15.355            0
                              2008       $15.355      $ 8.122            0
                              2009       $ 8.122      $10.044            0
                              2011       $10.000      $ 8.910            0
                              2012       $ 8.910      $10.627            0
                              2013       $10.627      $12.727            0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2004       $ 5.731      $ 6.327            0
                              2005       $ 6.327      $ 6.747            0
                              2006       $ 6.747      $ 7.534            0
                              2007       $ 7.534      $ 7.001            0
                              2008       $ 7.001      $ 4.147            0
                              2009       $ 4.147      $ 5.317            0
                              2011       $10.000      $ 5.820            0
                              2012       $ 5.820      $ 6.663            0
                              2013       $ 6.663      $ 8.824            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2004       $10.234      $10.095        3,745
                              2005       $10.095      $10.144        3,745
                              2006       $10.144      $10.379            0
                              2007       $10.379      $10.657            0
                              2008       $10.657      $10.712            0
                              2009       $10.712      $10.519            0
                              2011       $10.000      $10.108            0
                              2012       $10.108      $ 9.907            0
                              2013       $ 9.907      $ 9.709            0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2004       $ 4.332      $ 4.683        1,348
                              2005       $ 4.683      $ 5.049            0
                              2006       $ 5.049      $ 5.372            0
                              2007       $ 5.372      $ 5.566            0
                              2008       $ 5.566      $ 3.341            0
                              2009       $ 3.341      $ 4.326            0
                              2011       $10.000      $ 4.716            0
                              2012       $ 4.716      $ 5.395            0
                              2013       $ 5.395      $ 7.214            0
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2004       $12.736      $14.409            0
                              2005       $14.409      $15.879            0
                              2006       $15.879      $17.907            0
                              2007       $17.907      $17.843            0
                              2008       $17.843      $ 9.997            0
                              2009       $ 9.997      $13.618            0
                              2011       $10.000      $15.395            0
                              2012       $15.395      $17.539            0
                              2013       $17.539      $24.420            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2004       $13.046      $14.758            0
                              2005       $14.758      $15.316            0
                              2006       $15.316      $17.414            0
                              2007       $17.414      $16.230            0
                              2008       $16.230      $ 8.786            0
                              2009       $ 8.786      $ 8.268            0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2004       $ 2.882      $ 3.066            0
                              2005       $ 3.066      $ 3.241            0
                              2006       $ 3.241      $ 3.570            0
                              2007       $ 3.570      $ 3.942            0
                              2008       $ 3.942      $ 2.099            0
                              2009       $ 2.099      $ 2.036            0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2004       $ 7.143      $ 7.530        9,069
                              2005       $ 7.530      $ 7.749        7,954
                              2006       $ 7.749      $ 8.454        5,862
                              2007       $ 8.454      $ 8.330        5,613
                              2008       $ 8.330      $ 5.017        5,211
                              2009       $ 5.017      $ 6.548        5,031
                              2011       $10.000      $ 7.191            0
                              2012       $ 7.191      $ 8.310            0
                              2013       $ 8.310      $10.861            0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $15.716      $19.439            0
                              2005       $19.439      $20.391            0
                              2006       $20.391      $23.440            0
                              2007       $23.440      $20.047            0
                              2008       $20.047      $11.913            0
                              2009       $11.913      $15.356            0
                              2011       $10.000      $17.702            0
                              2012       $17.702      $20.381            0
                              2013       $20.381      $27.885            0
PUTNAM VT VISTA FUND - CLASS IB
                              2004       $ 4.899      $ 5.694            0
                              2005       $ 5.694      $ 6.258            0
                              2006       $ 6.258      $ 6.468            0
                              2007       $ 6.468      $ 6.579            0
                              2008       $ 6.579      $ 3.511            0
                              2009       $ 3.511      $ 4.774            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 5.514       $5.676         252
                              2005       $ 5.676       $5.880         252
                              2006       $ 5.880       $6.075         252
                              2007       $ 6.075       $6.282         252
                              2008       $ 6.282       $3.876           0
                              2009       $ 3.876       $6.226           0
                              2011       $10.000       $5.934           0
                              2012       $ 5.934       $6.643           0
                              2013       $ 6.643       $9.356           0

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                      BENEFIT OPTION (AGE 65 OR YOUNGER)

                           MORTALITY & EXPENSE = 2.0



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2004       $11.915      $11.988         2,919
                              2005       $11.988      $11.908         4,222
                              2006       $11.908      $12.046         4,140
                              2007       $12.046      $12.791           241
                              2008       $12.791      $12.573            50
                              2009       $12.573      $14.909             0
                              2010       $14.909      $15.364             0
                              2011       $15.364      $16.081             0
                              2012       $16.081      $16.051             0
                              2013       $16.051      $15.655             0
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2004       $ 7.164      $ 8.053         9,765
                              2005       $ 8.053      $ 8.514            10
                              2006       $ 8.514      $ 9.373        10,248
                              2007       $ 9.373      $ 8.546         8,324
                              2008       $ 8.546      $ 5.160         8,088
                              2009       $ 5.160      $ 4.795             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2004       $12.867      $14.895             0
                              2005       $14.895      $16.080             0
                              2006       $16.080      $18.158             0
                              2007       $18.158      $16.093           811
                              2008       $16.093      $10.222           830
                              2009       $10.222      $14.587           838
                              2010       $14.587      $18.518           835
                              2011       $18.518      $17.040           832
                              2012       $17.040      $19.098           583
                              2013       $19.098      $25.098           581

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2004       $ 4.425      $ 4.665        3,039
                              2005       $ 4.665      $ 4.903        3,864
                              2006       $ 4.903      $ 5.337        1,432
                              2007       $ 5.337      $ 5.769            0
                              2008       $ 5.769      $ 3.206            0
                              2009       $ 3.206      $ 3.137            0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2004       $12.285      $13.147        4,027
                              2005       $13.147      $13.277        4,111
                              2006       $13.277      $13.831        4,250
                              2007       $13.831      $14.113          564
                              2008       $14.113      $ 9.569          456
                              2009       $ 9.569      $14.569          422
                              2010       $14.569      $16.087        1,630
                              2011       $16.087      $15.266        1,630
                              2012       $15.266      $16.684        1,630
                              2013       $16.684      $17.628        1,630
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2004       $11.988      $13.137          157
                              2005       $13.137      $13.583          157
                              2006       $13.583      $15.821          156
                              2007       $15.821      $15.997          850
                              2008       $15.997      $10.795          694
                              2009       $10.795      $13.483        2,544
                              2010       $13.483      $14.879        1,880
                              2011       $14.879      $14.862        1,769
                              2012       $14.862      $17.376        1,477
                              2013       $17.376      $22.549        1,142
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2004       $10.986      $11.650        4,105
                              2005       $11.650      $11.874        1,468
                              2006       $11.874      $13.025        1,353
                              2007       $13.025      $12.885        1,248
                              2008       $12.885      $ 7.485        1,154
                              2009       $ 7.485      $ 9.215        1,309
                              2010       $ 9.215      $10.008        1,368
                              2011       $10.008      $10.080        1,296
                              2012       $10.080      $11.116        1,305
                              2013       $11.116      $12.865        1,455
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2004       $ 8.910      $ 9.528            0
                              2005       $ 9.528      $ 9.989            0
                              2006       $ 9.989      $11.048            0
                              2007       $11.048      $11.144            0
                              2008       $11.144      $ 7.282            0
                              2009       $ 7.282      $ 9.649            0
                              2010       $ 9.649      $10.845            0
                              2011       $10.845      $10.584            0
                              2012       $10.584      $11.845            0
                              2013       $11.845      $13.870            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2004       $ 4.949      $ 5.514             0
                              2005       $ 5.514      $ 5.878             0
                              2006       $ 5.878      $ 7.098           777
                              2007       $ 7.098      $ 7.583           775
                              2008       $ 7.583      $ 4.061           772
                              2009       $ 4.061      $ 5.173           768
                              2010       $ 5.173      $ 5.568           765
                              2011       $ 5.568      $ 5.187           762
                              2012       $ 5.187      $ 6.109           759
                              2013       $ 6.109      $ 7.901           756
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2004       $ 8.699      $ 9.133         1,996
                              2005       $ 9.133      $10.132         3,481
                              2006       $10.132      $10.207         3,631
                              2007       $10.207      $ 9.942         3,283
                              2008       $ 9.942      $ 8.079           271
                              2009       $ 8.079      $ 9.977           286
                              2010       $ 9.977      $10.018           315
                              2011       $10.018      $ 9.703           318
                              2012       $ 9.703      $11.626             0
                              2013       $11.626      $16.140             0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2004       $ 7.761      $ 9.249         1,802
                              2005       $ 9.249      $ 9.842         4,732
                              2006       $ 9.842      $12.253         1,595
                              2007       $12.253      $14.402           435
                              2008       $14.402      $ 9.810         1,502
                              2009       $ 9.810      $10.321           435
                              2010       $10.321      $10.300             0
                              2011       $10.300      $ 9.549             0
                              2012       $ 9.549      $ 9.829             0
                              2013       $ 9.829      $10.963             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.856      $10.732        25,739
                              2005       $10.732      $11.068        26,546
                              2006       $11.068      $12.573        24,569
                              2007       $12.573      $11.576        15,761
                              2008       $11.576      $ 6.954         7,579
                              2009       $ 6.954      $ 8.847         7,771
                              2010       $ 8.847      $ 9.917         7,860
                              2011       $ 9.917      $ 9.268         7,723
                              2012       $ 9.268      $10.820         4,959
                              2013       $10.820      $14.387         4,824

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2004       $ 4.082      $ 4.070        33,528
                              2005       $ 4.070      $ 4.153        39,014
                              2006       $ 4.153      $ 4.418        40,759
                              2007       $ 4.418      $ 4.563        22,224
                              2008       $ 4.563      $ 2.787        11,254
                              2009       $ 2.787      $ 3.847        10,575
                              2010       $ 3.847      $ 4.423        10,420
                              2011       $ 4.423      $ 4.156        10,093
                              2012       $ 4.156      $ 4.788         6,205
                              2013       $ 4.788      $ 6.388         6,119
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2004       $11.214      $12.149         6,217
                              2005       $12.149      $12.275         4,233
                              2006       $12.275      $13.296         4,138
                              2007       $13.296      $13.393           800
                              2008       $13.393      $ 9.703             0
                              2009       $ 9.703      $14.282             0
                              2010       $14.282      $15.961             0
                              2011       $15.961      $15.917             0
                              2012       $15.917      $18.096             0
                              2013       $18.096      $19.127           359
PUTNAM VT INCOME FUND - CLASS IB
                              2004       $12.071      $12.355         8,305
                              2005       $12.355      $13.934             9
                              2006       $12.394      $12.696           742
                              2007       $12.696      $13.090             0
                              2008       $13.090      $ 9.759             0
                              2009       $ 9.759      $14.026             0
                              2010       $14.026      $15.103             0
                              2011       $15.103      $15.542             0
                              2012       $15.542      $16.866             0
                              2013       $16.866      $16.838             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 7.242      $ 8.246         7,237
                              2005       $ 8.246      $ 9.067         8,102
                              2006       $ 9.067      $11.350         6,410
                              2007       $11.350      $12.052         5,786
                              2008       $12.052      $ 6.620         2,933
                              2009       $ 6.620      $ 8.085         1,599
                              2010       $ 8.085      $ 8.718           876
                              2011       $ 8.718      $ 7.097           872
                              2012       $ 7.097      $ 8.479           868
                              2013       $ 8.479      $10.642           864

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2004       $ 5.118      $ 5.685         3,247
                              2005       $ 5.685      $ 6.595         3,214
                              2006       $ 6.595      $ 8.152         9,565
                              2007       $ 8.152      $ 9.044        10,023
                              2008       $ 9.044      $ 5.098         9,135
                              2009       $ 5.098      $ 6.912         7,358
                              2010       $ 6.912      $ 7.601         3,347
                              2011       $ 7.601      $ 6.116         3,332
                              2012       $ 6.116      $ 7.252         3,318
                              2013       $ 7.252      $ 8.697         4,510
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $ 8.845      $10.486        11,651
                              2005       $10.486      $11.726        11,721
                              2006       $11.726      $14.621        10,856
                              2007       $14.621      $15.331         7,702
                              2008       $15.331      $ 8.110         7,401
                              2009       $ 8.110      $10.029         6,331
                              2010       $10.029      $10.529         6,632
                              2011       $10.529      $ 8.896         6,975
                              2012       $ 8.896      $10.610         4,471
                              2013       $10.610      $12.708         5,045
PUTNAM VT INVESTORS FUND - CLASS IB
                              2004       $ 5.723      $ 6.317         8,680
                              2005       $ 6.317      $ 6.736         8,471
                              2006       $ 6.736      $ 7.522         5,622
                              2007       $ 7.522      $ 6.990         3,970
                              2008       $ 6.990      $ 4.141         3,874
                              2009       $ 4.141      $ 5.309        14,257
                              2010       $ 5.309      $ 5.927        14,434
                              2011       $ 5.927      $ 5.811        13,805
                              2012       $ 5.811      $ 6.653         8,295
                              2013       $ 6.653      $ 8.810         7,461
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2004       $10.218      $10.080           595
                              2005       $10.080      $10.129           840
                              2006       $10.129      $10.363            48
                              2007       $10.363      $10.640             0
                              2008       $10.640      $10.695         5,565
                              2009       $10.695      $10.503         5,563
                              2010       $10.503      $10.297         5,560
                              2011       $10.297      $10.093         5,557
                              2012       $10.093      $ 9.891         5,554
                              2013       $ 9.891      $ 9.695         5,552

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2004       $ 4.326      $ 4.676        30,700
                              2005       $ 4.676      $ 5.041        34,902
                              2006       $ 5.041      $ 5.364        35,171
                              2007       $ 5.364      $ 5.557        23,773
                              2008       $ 5.557      $ 3.336        14,956
                              2009       $ 3.336      $ 4.320        15,056
                              2010       $ 4.320      $ 5.061        27,573
                              2011       $ 5.061      $ 4.708        26,883
                              2012       $ 4.708      $ 5.387        13,684
                              2013       $ 5.387      $ 7.203        13,500
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2004       $12.736      $14.409           149
                              2005       $14.409      $15.879           148
                              2006       $15.879      $17.907           148
                              2007       $17.907      $17.843           686
                              2008       $17.843      $ 9.997           537
                              2009       $ 9.997      $13.618           536
                              2010       $13.618      $16.556           232
                              2011       $16.556      $15.395           230
                              2012       $15.395      $17.539           229
                              2013       $17.539      $24.420           228
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2004       $13.026      $14.735         9,123
                              2005       $14.735      $15.292        11,465
                              2006       $15.292      $17.387        11,329
                              2007       $17.387      $16.205         5,876
                              2008       $16.205      $ 8.772         2,268
                              2009       $ 8.772      $ 8.255             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2004       $ 2.878      $ 3.061         8,308
                              2005       $ 3.061      $ 3.236         8,308
                              2006       $ 3.236      $ 3.564         8,308
                              2007       $ 3.564      $ 3.936         6,813
                              2008       $ 3.936      $ 2.096         6,889
                              2009       $ 2.096      $ 2.033             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2004       $ 7.132      $ 7.518         6,802
                              2005       $ 7.518      $ 7.738         6,705
                              2006       $ 7.738      $ 8.441         2,993
                              2007       $ 8.441      $ 8.318         1,553
                              2008       $ 8.318      $ 5.009         1,548
                              2009       $ 5.009      $ 6.538         1,540
                              2010       $ 6.538      $ 7.457         1,533
                              2011       $ 7.457      $ 7.180         1,528
                              2012       $ 7.180      $ 8.297             0
                              2013       $ 8.297      $10.844             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $15.691      $19.409         5,553
                              2005       $19.409      $20.360         5,310
                              2006       $20.360      $23.404         5,217
                              2007       $23.404      $20.017         3,508
                              2008       $20.017      $11.894         2,647
                              2009       $11.894      $15.332         2,643
                              2010       $15.332      $18.930         2,302
                              2011       $18.930      $17.675         2,239
                              2012       $17.675      $20.350         1,246
                              2013       $20.350      $27.842         1,197
PUTNAM VT VISTA FUND - CLASS IB
                              2004       $ 4.891      $ 5.685        16,738
                              2005       $ 5.685      $ 6.249        17,059
                              2006       $ 6.249      $ 6.458        18,736
                              2007       $ 6.458      $ 6.569        12,836
                              2008       $ 6.569      $ 3.505         9,395
                              2009       $ 3.505      $ 4.766        13,410
                              2010       $ 4.766      $ 5.431             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 5.506      $ 5.667        34,530
                              2005       $ 5.667      $ 5.870        29,976
                              2006       $ 5.870      $ 6.066        29,093
                              2007       $ 6.066      $ 6.272        22,287
                              2008       $ 6.272      $ 3.870        14,124
                              2009       $ 3.870      $ 6.217        12,232
                              2010       $ 6.217      $ 7.360        11,573
                              2011       $ 7.360      $ 5.925        12,261
                              2012       $ 5.925      $ 6.633         7,947
                              2013       $ 6.633      $ 9.342         6,400



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         Financial Statements as of December 31, 2013 and for the years ended December 31, 2013 and 2012 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractholders of Allstate Financial Advisors Separate Account I and Board of Directors of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL

March 28, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST
                             ACADEMIC                   AST         AST         AST         AST
                            STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                               ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                            ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value. $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ----------  ----------  -----------   -------    --------    --------
    Total assets........... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ==========  ==========  ===========   =======    ========    ========
NET ASSETS
Accumulation units......... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
Contracts in payout
 (annuitization) period....         --          --           --        --          --          --
                            ----------  ----------  -----------   -------    --------    --------
    Total net assets....... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ==========  ==========  ===========   =======    ========    ========
FUND SHARE
 INFORMATION
Number of shares...........    500,264     189,956      730,166     1,650      49,763      31,796
                            ==========  ==========  ===========   =======    ========    ========
Cost of investments........ $5,139,788  $1,944,712  $ 7,318,058   $16,632    $549,423    $349,035
                            ==========  ==========  ===========   =======    ========    ========
ACCUMULATION UNIT
 VALUE
    Lowest................. $    10.16  $    11.92  $     11.47   $ 10.64    $  11.07    $  11.03
                            ==========  ==========  ===========   =======    ========    ========
    Highest................ $    15.27  $    17.34  $     16.38   $ 11.20    $  13.75    $  13.65
                            ==========  ==========  ===========   =======    ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST         AST         AST         AST     AST CAPITAL     AST
                               BOND        BOND        BOND        BOND       GROWTH      COHEN &
                             PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                               2020        2022        2023        2024     ALLOCATION    REALTY
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ------     --------   ----------   --------   ----------    -------
    Total assets...........   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ======     ========   ==========   ========   ==========    =======
NET ASSETS
Accumulation units.........   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
Contracts in payout
 (annuitization) period....       --           --           --         --           --         --
                              ------     --------   ----------   --------   ----------    -------
    Total net assets.......   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ======     ========   ==========   ========   ==========    =======
FUND SHARE
 INFORMATION
Number of shares...........       --       11,588      133,319     26,860      531,951     11,170
                              ======     ========   ==========   ========   ==========    =======
Cost of investments........   $    1     $138,699   $1,301,465   $245,284   $5,474,961    $87,348
                              ======     ========   ==========   ========   ==========    =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $10.49     $  10.72   $     8.97   $   8.65   $    11.16    $ 11.15
                              ======     ========   ==========   ========   ==========    =======
    Highest................   $11.15     $  11.18   $     9.23   $   8.78   $    17.60    $ 21.94
                              ======     ========   ==========   ========   ==========    =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------
                             ADVANCED     ADVANCED     ADVANCED      ADVANCED     ADVANCED     ADVANCED
                              SERIES       SERIES       SERIES        SERIES       SERIES       SERIES
                               TRUST        TRUST        TRUST        TRUST         TRUST       TRUST
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ------------- ----------- -------------- ----------- ------------
                                                                       AST                       AST
                                AST          AST          AST        FRANKLIN        AST       GOLDMAN
                             FEDERATED  FI PYRAMIS(R) FIRST TRUST   TEMPLETON      GLOBAL       SACHS
                            AGGRESSIVE      ASSET      BALANCED   FOUNDING FUNDS    REAL     CONCENTRATED
                              GROWTH     ALLOCATION     TARGET      ALLOCATION     ESTATE       GROWTH
                            ----------- ------------- ----------- -------------- ----------- ------------
ASSETS
Investments, at fair value.   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              -------     --------    ----------    ----------     ------      -------
    Total assets...........   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              =======     ========    ==========    ==========     ======      =======
NET ASSETS
Accumulation units.........   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
Contracts in payout
 (annuitization) period....        --           --            --            --         --           --
                              -------     --------    ----------    ----------     ------      -------
    Total net assets.......   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              =======     ========    ==========    ==========     ======      =======
FUND SHARE
 INFORMATION
Number of shares...........     1,857       25,289       204,604       246,664        268        1,350
                              =======     ========    ==========    ==========     ======      =======
Cost of investments........   $18,207     $240,824    $1,974,820    $2,673,928     $1,905      $30,668
                              =======     ========    ==========    ==========     ======      =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $ 12.56     $  11.88    $    10.30    $    12.89     $10.90      $ 13.01
                              =======     ========    ==========    ==========     ======      =======
    Highest................   $ 23.42     $  16.61    $    16.29    $    13.31     $19.50      $ 19.58
                              =======     ========    ==========    ==========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST         AST                     AST
                              GOLDMAN     GOLDMAN       AST       GOLDMAN       AST
                               SACHS       SACHS      GOLDMAN      SACHS      HERNDON
                             LARGE-CAP    MID-CAP      SACHS     SMALL-CAP   LARGE-CAP      AST
                               VALUE      GROWTH    MULTI-ASSET    VALUE       VALUE    HIGH YIELD
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              -------     -------    --------     ------      -------     -------
    Total assets...........   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              =======     =======    ========     ======      =======     =======
NET ASSETS
Accumulation units.........   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
Contracts in payout
 (annuitization) period....        --          --          --         --           --          --
                              -------     -------    --------     ------      -------     -------
    Total net assets.......   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              =======     =======    ========     ======      =======     =======
FUND SHARE
 INFORMATION
Number of shares...........       455       7,882      49,375        458        1,985      10,801
                              =======     =======    ========     ======      =======     =======
Cost of investments........   $ 8,804     $40,035    $453,266     $4,265      $21,157     $79,589
                              =======     =======    ========     ======      =======     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $ 10.47     $ 15.17    $  11.00     $17.46      $ 10.58     $ 12.82
                              =======     =======    ========     ======      =======     =======
    Highest................   $ 19.27     $ 22.97    $  14.76     $24.38      $ 20.19     $ 16.57
                              =======     =======    ========     ======      =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------------
                              ADVANCED      ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED
                               SERIES        SERIES       SERIES      SERIES       SERIES        SERIES
                                TRUST         TRUST        TRUST       TRUST        TRUST         TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ----------- ----------- ------------- -------------
                                                            AST         AST          AST           AST
                                 AST           AST      INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN
                            INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL    INTERNATIONAL   STRATEGIC
                               GROWTH         VALUE        BOND      THEMATIC      EQUITY     OPPORTUNITIES
                            ------------- ------------- ----------- ----------- ------------- -------------
ASSETS
Investments, at fair value.    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               -------       -------    ----------   --------      -------     ----------
    Total assets...........    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               =======       =======    ==========   ========      =======     ==========
NET ASSETS
Accumulation units.........    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
Contracts in payout
 (annuitization) period....         --            --            --         --           --             --
                               -------       -------    ----------   --------      -------     ----------
    Total net assets.......    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               =======       =======    ==========   ========      =======     ==========
FUND SHARE
 INFORMATION
Number of shares...........      3,505         3,536       389,400     14,177        2,088        214,040
                               =======       =======    ==========   ========      =======     ==========
Cost of investments........    $41,583       $65,456    $2,473,392   $137,913      $44,840     $2,629,494
                               =======       =======    ==========   ========      =======     ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $  9.06       $  8.82    $    13.02   $  11.78      $  9.60     $    10.97
                               =======       =======    ==========   ========      =======     ==========
    Highest................    $ 17.57       $ 16.44    $    15.02   $  16.96      $ 17.24     $    14.30
                               =======       =======    ==========   ========      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                            AST
                                          LOOMIS        AST
                                AST       SAYLES    LORD ABBETT     AST         AST         AST
                             LARGE-CAP   LARGE-CAP  CORE FIXED  MFS GLOBAL      MFS       MID-CAP
                               VALUE      GROWTH      INCOME      EQUITY      GROWTH       VALUE
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ------     --------     -------     -------     -------     -------
    Total assets...........   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ======     ========     =======     =======     =======     =======
NET ASSETS
Accumulation units.........   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
Contracts in payout
 (annuitization) period....       --           --          --          --          --          --
                              ------     --------     -------     -------     -------     -------
    Total net assets.......   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ======     ========     =======     =======     =======     =======
FUND SHARE
 INFORMATION
Number of shares...........      417        4,552       5,188       4,445       1,177       2,301
                              ======     ========     =======     =======     =======     =======
Cost of investments........   $5,996     $ 90,441     $54,250     $50,230     $10,243     $20,659
                              ======     ========     =======     =======     =======     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $10.08     $  12.26     $ 11.86     $ 13.14     $ 13.02     $ 13.34
                              ======     ========     =======     =======     =======     =======
    Highest................   $20.91     $  21.44     $ 14.52     $ 21.11     $ 20.20     $ 22.94
                              ======     ========     =======     =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                            AST         AST         AST         AST         AST
                                         NEUBERGER   NEUBERGER      NEW     PARAMETRIC     PIMCO
                                AST      BERMAN /     BERMAN     DISCOVERY   EMERGING     LIMITED
                               MONEY    LSV MID-CAP   MID-CAP      ASSET      MARKETS    MATURITY
                              MARKET       VALUE      GROWTH    ALLOCATION    EQUITY       BOND
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             --------     -------     -------     ------      -------    --------
    Total assets...........  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             ========     =======     =======     ======      =======    ========
NET ASSETS
Accumulation units.........  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
Contracts in payout
 (annuitization) period....        --          --          --         --           --          --
                             --------     -------     -------     ------      -------    --------
    Total net assets.......  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             ========     =======     =======     ======      =======    ========
FUND SHARE
 INFORMATION
Number of shares...........   421,579       1,076       1,595        281        1,766       9,939
                             ========     =======     =======     ======      =======    ========
Cost of investments........  $421,579     $17,019     $33,510     $3,246      $14,275    $109,175
                             ========     =======     =======     ======      =======    ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $   8.74     $ 13.87     $ 12.85     $11.82      $  9.34    $  10.10
                             ========     =======     =======     ======      =======    ========
    Highest................  $   9.84     $ 25.45     $ 22.34     $12.21      $ 15.79    $  11.85
                             ========     =======     =======     ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------
                              ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                               SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST        TRUST        TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ------------ ------------ ----------- ----------- ----------- -----------
                                AST          AST          AST         AST                     AST
                               PIMCO     PRESERVATION PRUDENTIAL    QMA US        AST      SCHRODERS
                            TOTAL RETURN    ASSET       GROWTH      EQUITY     RCM WORLD    GLOBAL
                                BOND      ALLOCATION  ALLOCATION     ALPHA      TRENDS     TACTICAL
                            ------------ ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              --------    ----------  ----------    -------   ----------   --------
    Total assets...........   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              ========    ==========  ==========    =======   ==========   ========
NET ASSETS
Accumulation units.........   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
Contracts in payout
 (annuitization) period....         --            --          --         --           --         --
                              --------    ----------  ----------    -------   ----------   --------
    Total net assets.......   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              ========    ==========  ==========    =======   ==========   ========
FUND SHARE
 INFORMATION
Number of shares...........      9,276       644,938     776,799      2,624      135,001     37,145
                              ========    ==========  ==========    =======   ==========   ========
Cost of investments........   $110,252    $6,761,946  $7,559,639    $32,822   $1,112,302   $372,584
                              ========    ==========  ==========    =======   ==========   ========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  11.67    $    11.62  $     9.91    $ 11.60   $    10.77   $  11.31
                              ========    ==========  ==========    =======   ==========   ========
    Highest................   $  13.61    $    14.48  $    16.61    $ 22.22   $    15.07   $  17.47
                              ========    ==========  ==========    =======   ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ---------------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED
                              SERIES      SERIES      SERIES      SERIES       SERIES        SERIES
                               TRUST       TRUST       TRUST       TRUST        TRUST         TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ------------- -------------
                                AST
                             SCHRODERS                                           AST           AST
                            MULTI-ASSET     AST         AST         AST     T. ROWE PRICE T. ROWE PRICE
                               WORLD     SMALL-CAP   SMALL-CAP   TEMPLETON      ASSET        EQUITY
                            STRATEGIES    GROWTH       VALUE    GLOBAL BOND  ALLOCATION      INCOME
                            ----------- ----------- ----------- ----------- ------------- -------------
ASSETS
Investments, at fair value.  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             --------     ------      -------     -------    ----------      -------
    Total assets...........  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             ========     ======      =======     =======    ==========      =======
NET ASSETS
Accumulation units.........  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
Contracts in payout
 (annuitization) period....        --         --           --          --            --           --
                             --------     ------      -------     -------    ----------      -------
    Total net assets.......  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             ========     ======      =======     =======    ==========      =======
FUND SHARE
 INFORMATION
Number of shares...........    44,529        120        1,447       5,208       295,544        6,252
                             ========     ======      =======     =======    ==========      =======
Cost of investments........  $536,475     $1,696      $15,686     $58,204    $4,852,225      $53,538
                             ========     ======      =======     =======    ==========      =======
ACCUMULATION UNIT
 VALUE
    Lowest.................  $  10.83     $14.98      $ 13.81     $ 10.48    $    12.04      $  9.84
                             ========     ======      =======     =======    ==========      =======
    Highest................  $  15.76     $24.93      $ 23.06     $ 12.23    $    16.97      $ 20.25
                             ========     ======      =======     =======    ==========      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ---------------------------------------------------------------------------------
                                                                                ALLIANCE      ALLIANCE
                                                                                BERNSTEIN     BERNSTEIN
                          ADVANCED      ADVANCED      ADVANCED     ADVANCED     VARIABLE      VARIABLE
                           SERIES        SERIES        SERIES       SERIES       PRODUCT       PRODUCT
                            TRUST         TRUST         TRUST        TRUST     SERIES FUND   SERIES FUND
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                        ------------- ------------- ------------- ----------- ------------- -------------
                             AST           AST           AST      AST WESTERN                 ALLIANCE
                        T. ROWE PRICE T. ROWE PRICE  WELLINGTON      ASSET      ALLIANCE    BERNSTEIN VPS
                          LARGE-CAP      NATURAL     MANAGEMENT    CORE PLUS  BERNSTEIN VPS   GROWTH &
                           GROWTH       RESOURCES   HEDGED EQUITY    BOND        GROWTH        INCOME
                        ------------- ------------- ------------- ----------- ------------- -------------
ASSETS
Investments, at fair
 value.................    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           -------      --------      --------      -------    -----------   -----------
    Total assets.......    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           =======      ========      ========      =======    ===========   ===========
NET ASSETS
Accumulation units.....    $17,109      $126,494      $160,011      $12,593    $22,342,884   $64,142,639
Contracts in payout
 (annuitization)
 period................         --            --            --           --         60,667       125,827
                           -------      --------      --------      -------    -----------   -----------
    Total net assets...    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           =======      ========      ========      =======    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.......        830         5,565        13,345        1,193        744,799     2,337,885
                           =======      ========      ========      =======    ===========   ===========
Cost of investments....    $ 8,298      $142,841      $141,439      $12,617    $13,156,765   $48,901,070
                           =======      ========      ========      =======    ===========   ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 15.07      $   7.81      $   9.67      $ 10.94    $      8.84   $     14.40
                           =======      ========      ========      =======    ===========   ===========
    Highest............    $ 23.51      $  15.61      $  17.51      $ 12.10    $     20.93   $     21.21
                           =======      ========      ========      =======    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        -----------------------------------------------------------------------------------------
                          ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                          BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                          VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY
                           PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE
                         SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                        ------------- ------------- ------------- ------------- ---------------- ----------------
                          ALLIANCE      ALLIANCE      ALLIANCE
                        BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                        INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY
                            VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL
                        ------------- ------------- ------------- ------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         -----------   -----------   -----------   ----------       -------           ------
    Total assets.......  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         ===========   ===========   ===========   ==========       =======           ======
NET ASSETS
Accumulation units.....  $12,865,936   $20,311,731   $18,939,331   $1,089,057       $11,659           $6,088
Contracts in payout
 (annuitization)
 period................           --         8,195            --           --            --               --
                         -----------   -----------   -----------   ----------       -------           ------
    Total net assets...  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         ===========   ===========   ===========   ==========       =======           ======
FUND SHARE
 INFORMATION
Number of shares.......      865,810       488,225       832,864       77,238         1,443              567
                         ===========   ===========   ===========   ==========       =======           ======
Cost of investments....  $14,194,861   $11,761,663   $12,992,903   $  901,559       $ 9,836           $4,251
                         ===========   ===========   ===========   ==========       =======           ======
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     10.08   $      8.57   $     26.47   $    12.10       $ 20.48           $18.95
                         ===========   ===========   ===========   ==========       =======           ======
    Highest............  $     11.31   $     19.80   $     30.49   $    13.57       $ 20.83           $19.27
                         ===========   ===========   ===========   ==========       =======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ----------------------------------------------------------------------------
                          DREYFUS
                         SOCIALLY                   DREYFUS      DREYFUS        DWS         DWS
                        RESPONSIBLE                 VARIABLE     VARIABLE   INVESTMENTS INVESTMENTS
                          GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT   VARIABLE     VARIABLE
                        FUND, INC.   INDEX FUND       FUND         FUND      SERIES I     SERIES I
                        SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                        ----------- ------------- ------------ ------------ ----------- ------------
                          DREYFUS
                         SOCIALLY                                                           DWS
                        RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF          DWS       CAPITAL
                        GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET BOND VIP A  GROWTH VIP A
                        ----------- ------------- ------------ ------------ ----------- ------------
ASSETS
Investments, at fair
 value.................   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          -------     --------      -------      --------    --------    ----------
    Total assets.......   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          =======     ========      =======      ========    ========    ==========
NET ASSETS
Accumulation units.....   $19,853     $555,089      $90,269      $424,711    $264,715    $1,081,118
Contracts in payout
 (annuitization)
 period................        --           --           --            --      34,441        24,581
                          -------     --------      -------      --------    --------    ----------
    Total net assets...   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          =======     ========      =======      ========    ========    ==========
FUND SHARE
 INFORMATION
Number of shares.......       450       13,592        3,017       424,711      54,293        38,919
                          =======     ========      =======      ========    ========    ==========
Cost of investments....   $13,431     $395,519      $62,285      $424,711    $315,075    $  674,441
                          =======     ========      =======      ========    ========    ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $  9.32     $  12.46      $ 13.27      $   9.29    $  14.79    $    17.85
                          =======     ========      =======      ========    ========    ==========
    Highest............   $ 17.88     $  20.06      $ 19.05      $  11.88    $  15.01    $    18.12
                          =======     ========      =======      ========    ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ------------------------------------------------------------------------------
                             DWS         DWS           DWS           DWS          DWS          DWS
                         INVESTMENTS INVESTMENTS   INVESTMENTS   INVESTMENTS  INVESTMENTS  INVESTMENTS
                          VARIABLE     VARIABLE     VARIABLE      VARIABLE     VARIABLE     VARIABLE
                          SERIES I     SERIES I     SERIES I      SERIES II    SERIES II    SERIES II
                         SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                         ----------- ------------ ------------- ------------- ----------- -------------
                                         DWS                         DWS          DWS          DWS
                             DWS        GLOBAL         DWS      GLOBAL INCOME    MONEY    SMALL MID CAP
                         CORE EQUITY  SMALL CAP   INTERNATIONAL    BUILDER      MARKET       GROWTH
                            VIP A    GROWTH VIP A     VIP A       VIP A II     VIP A II     VIP A II
                         ----------- ------------ ------------- ------------- ----------- -------------
ASSETS
Investments, at fair
 value..................  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          --------    ----------    --------     ----------    --------     --------
    Total assets........  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          ========    ==========    ========     ==========    ========     ========
NET ASSETS
Accumulation units......  $609,106    $1,175,513    $284,077     $1,252,994    $169,065     $384,402
Contracts in payout
 (annuitization) period.     2,169            --       6,286         56,697          --           --
                          --------    ----------    --------     ----------    --------     --------
    Total net assets....  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          ========    ==========    ========     ==========    ========     ========
FUND SHARE
 INFORMATION
Number of shares........    52,970        67,909      32,049         47,974     169,065       17,805
                          ========    ==========    ========     ==========    ========     ========
Cost of investments.....  $450,225    $  901,591    $332,698     $1,032,453    $169,065     $239,308
                          ========    ==========    ========     ==========    ========     ========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $  16.17    $    35.17    $  13.31     $    14.93    $  10.29     $  17.53
                          ========    ==========    ========     ==========    ========     ========
    Highest.............  $  16.42    $    35.71    $  13.52     $    15.07    $  10.37     $  17.69
                          ========    ==========    ========     ==========    ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ------------------------------------------------------------------------------------
                                          FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                           FEDERATED      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                           INSURANCE     INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                            SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                          SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                         ------------- -------------- ------------- ------------- ------------- -------------
                           FEDERATED
                             PRIME                         VIP                      VIP HIGH
                         MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH      INCOME     VIP INDEX 500
                         ------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair
 value..................  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ----------     ----------     --------     ----------     --------     ----------
    Total assets........  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ==========     ==========     ========     ==========     ========     ==========
NET ASSETS
Accumulation units......  $5,600,590     $5,310,993     $812,224     $3,571,194     $671,871     $4,373,481
Contracts in payout
 (annuitization) period.      77,082          7,368          659          6,941        1,818         25,900
                          ----------     ----------     --------     ----------     --------     ----------
    Total net assets....  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ==========     ==========     ========     ==========     ========     ==========
FUND SHARE
 INFORMATION
Number of shares........   5,677,672        154,829       34,903         62,620      116,153         23,616
                          ==========     ==========     ========     ==========     ========     ==========
Cost of investments.....  $5,677,672     $3,749,735     $719,882     $2,394,469     $687,290     $3,105,454
                          ==========     ==========     ========     ==========     ========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $     9.30     $    18.40     $  16.27     $    10.11     $  14.44     $    12.70
                          ==========     ==========     ========     ==========     ========     ==========
    Highest.............  $    12.53     $    33.24     $  20.53     $    21.99     $  17.04     $    15.15
                          ==========     ==========     ========     ==========     ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------------------------
                                                        FIDELITY          FIDELITY          FIDELITY          FIDELITY
                          FIDELITY      FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                          VARIABLE      VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ------------- ------------- ----------------- ----------------- ----------------- -----------------
                                                        VIP ASSET
                             VIP                         MANAGER             VIP               VIP           VIP FREEDOM
                         INVESTMENT        VIP           GROWTH          CONTRAFUND       EQUITY-INCOME    2010 PORTFOLIO
                         GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ------------- ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ----------    ----------        -------         -----------        --------         ----------
    Total assets.......  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ==========    ==========        =======         ===========        ========         ==========
NET ASSETS
Accumulation units.....  $1,184,156    $1,154,034        $12,511         $50,746,484        $640,368         $5,814,922
Contracts in payout
 (annuitization)
 period................       2,109         1,025             --             195,955              --                 --
                         ----------    ----------        -------         -----------        --------         ----------
    Total net assets...  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ==========    ==========        =======         ===========        ========         ==========
FUND SHARE
 INFORMATION
Number of shares.......      95,976        55,962            691           1,508,512          27,988            475,075
                         ==========    ==========        =======         ===========        ========         ==========
Cost of investments....  $1,216,667    $1,000,336        $ 7,813         $40,613,480        $592,619         $4,987,095
                         ==========    ==========        =======         ===========        ========         ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $    17.49    $    12.02        $ 14.03         $     13.26        $  14.74         $    12.21
                         ==========    ==========        =======         ===========        ========         ==========
    Highest............  $    18.53    $    15.66        $ 16.44         $     25.87        $  19.16         $    13.63
                         ==========    ==========        =======         ===========        ========         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ------------------------------------------------------------------------------------------
                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                               VIP FREEDOM                             VIP
                           VIP FREEDOM       VIP FREEDOM         INCOME                             GROWTH &
                         2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO        VIP GROWTH          INCOME
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ----------        ----------        ----------         --------         -----------
    Total assets.......    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ==========        ==========        ==========         ========         ===========
NET ASSETS
Accumulation units.....    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
Contracts in payout
 (annuitization)
 period................            --                --                --               --                  --
                           ----------        ----------        ----------         --------         -----------
    Total net assets...    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ==========        ==========        ==========         ========         ===========
FUND SHARE
 INFORMATION
Number of shares.......       414,895           205,208           171,064            2,570             670,778
                           ==========        ==========        ==========         ========         ===========
Cost of investments....    $4,349,857        $2,175,089        $1,754,931         $ 80,511         $ 8,751,546
                           ==========        ==========        ==========         ========         ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    12.06        $    12.21        $    11.19         $  12.19         $     15.22
                           ==========        ==========        ==========         ========         ===========
    Highest............    $    13.46        $    13.63        $    12.48         $  18.15         $     17.07
                           ==========        ==========        ==========         ========         ===========

                        -----------------
                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                               VIP
                          GROWTH STOCK
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................    $1,545,597
                           ----------
    Total assets.......    $1,545,597
                           ==========
NET ASSETS
Accumulation units.....    $1,545,597
Contracts in payout
 (annuitization)
 period................            --
                           ----------
    Total net assets...    $1,545,597
                           ==========
FUND SHARE
 INFORMATION
Number of shares.......        80,124
                           ==========
Cost of investments....    $1,181,625
                           ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    14.92
                           ==========
    Highest............    $    16.65
                           ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ------------------------------------------------------------------------------------------
                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP                           VIP INVESTMENT                         VIP MONEY
                           HIGH INCOME      VIP INDEX 500      GRADE BOND        VIP MID CAP         MARKET
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ----------        ----------          ------          -----------       ----------
    Total assets.......    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ==========        ==========          ======          ===========       ==========
NET ASSETS
Accumulation units.....    $4,992,823        $9,250,165          $1,819          $15,119,094       $9,421,431
Contracts in payout
 (annuitization)
 period................            --            13,043              --              187,836           17,377
                           ----------        ----------          ------          -----------       ----------
    Total net assets...    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ==========        ==========          ======          ===========       ==========
FUND SHARE
 INFORMATION
Number of shares.......       885,252            50,191             150              429,970        9,438,808
                           ==========        ==========          ======          ===========       ==========
Cost of investments....    $4,958,719        $7,222,808          $1,917          $13,279,794       $9,438,808
                           ==========        ==========          ======          ===========       ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    14.65        $    13.20          $14.64 (I)      $     14.07       $     9.16
                           ==========        ==========          ======          ===========       ==========
    Highest............    $    21.76        $    19.36          $14.64          $     21.35       $    10.14
                           ==========        ==========          ======          ===========       ==========

                        -----------------
                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                          VIP OVERSEAS
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................      $40,541
                             -------
    Total assets.......      $40,541
                             =======
NET ASSETS
Accumulation units.....      $40,541
Contracts in payout
 (annuitization)
 period................           --
                             -------
    Total net assets...      $40,541
                             =======
FUND SHARE
 INFORMATION
Number of shares.......        1,980
                             =======
Cost of investments....      $35,480
                             =======
ACCUMULATION
 UNIT VALUE
    Lowest.............      $ 13.98
                             =======
    Highest............      $ 21.08
                             =======

--------
(I)The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------------------
                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN                                     FRANKLIN       FRANKLIN
                               FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN      LARGE CAP      SMALL CAP
                                GROWTH         INCOME      HIGH INCOME       INCOME         GROWTH         VALUE
                              SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ----------    -----------    -----------    ------------   -----------    -----------
    Total assets...........   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ==========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units.........   $2,338,660    $31,099,770    $10,279,733    $136,565,815   $33,970,635    $33,590,082
Contracts in payout
 (annuitization) period....           --         93,595             --         647,741        81,327        228,864
                              ----------    -----------    -----------    ------------   -----------    -----------
    Total net assets.......   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ==========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........      129,136      1,983,049      1,509,506       8,538,491     1,651,405      1,405,025
                              ==========    ===========    ===========    ============   ===========    ===========
Cost of investments........   $1,403,011    $26,209,868    $ 9,440,378    $129,492,777   $25,147,312    $21,138,823
                              ==========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    15.44    $     18.54    $     15.71    $      15.37   $     13.19    $     18.85
                              ==========    ===========    ===========    ============   ===========    ===========
    Highest................   $    17.32    $     21.73    $     17.89    $      17.67   $     15.06    $     34.06
                              ==========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ------------------------------------------------------------------------------------------
                           FRANKLIN       FRANKLIN        FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                          TEMPLETON       TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                           VARIABLE       VARIABLE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                          INSURANCE       INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                        PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- --------------- -------------- -------------- -------------- --------------
                           FRANKLIN                        MUTUAL                      TEMPLETON
                        SMALL MID-CAP                      GLOBAL                      DEVELOPING     TEMPLETON
                            GROWTH        FRANKLIN       DISCOVERY    MUTUAL SHARES     MARKETS        FOREIGN
                          SECURITIES   U.S. GOVERNMENT   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                        -------------- --------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total assets.......   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ==========     ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....   $1,155,495     $19,063,118    $17,472,708    $75,511,711    $14,513,252    $86,777,662
Contracts in payout
 (annuitization)
 period................           --          48,987        147,840        362,167         92,075        162,963
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total net assets...   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ==========     ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......       42,544       1,510,838        771,478      3,507,808      1,433,300      5,042,960
                          ==========     ===========    ===========    ===========    ===========    ===========
Cost of investments....   $  712,201     $19,482,531    $15,965,593    $59,460,297    $14,520,055    $73,443,836
                          ==========     ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    11.83     $     11.11    $     14.01    $     14.87    $     21.97    $     14.76
                          ==========     ===========    ===========    ===========    ===========    ===========
    Highest............   $    32.50     $     12.76    $     19.62    $     27.99    $     35.40    $     25.32
                          ==========     ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        -------------------------------------------------------------------------------------
                           FRANKLIN       FRANKLIN
                          TEMPLETON      TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                           VARIABLE       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                          INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                        PRODUCTS TRUST PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                        -------------- -------------- ------------- ------------- ------------- -------------
                                                                                                     VIT
                          TEMPLETON      TEMPLETON         VIT           VIT           VIT       STRUCTURED
                         GLOBAL BOND       GROWTH       LARGE CAP      MID CAP      STRATEGIC     SMALL CAP
                          SECURITIES     SECURITIES       VALUE         VALUE        GROWTH        EQUITY
                        -------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair
 value.................   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ----------     ----------    ----------    ----------      -------     ----------
    Total assets.......   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ==========     ==========    ==========    ==========      =======     ==========
NET ASSETS
Accumulation units.....   $1,569,740     $1,065,541    $3,836,029    $3,553,449      $21,172     $8,756,825
Contracts in payout
 (annuitization)
 period................       97,256         45,532            --            --           --             --
                          ----------     ----------    ----------    ----------      -------     ----------
    Total net assets...   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ==========     ==========    ==========    ==========      =======     ==========
FUND SHARE
 INFORMATION
Number of shares.......       89,623         72,953       304,689       190,636        1,200        581,077
                          ==========     ==========    ==========    ==========      =======     ==========
Cost of investments....   $1,493,196     $  903,779    $3,415,988    $2,946,616      $14,067     $7,535,157
                          ==========     ==========    ==========    ==========      =======     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    22.62     $    15.70    $    13.40    $    16.96      $ 11.20     $    14.46
                          ==========     ==========    ==========    ==========      =======     ==========
    Highest............   $    34.63     $    23.44    $    16.57    $    39.67      $ 17.36     $    27.15
                          ==========     ==========    ==========    ==========      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                            GOLDMAN SACHS
                              VARIABLE      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                              INSURANCE    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                TRUST       SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ ------------
                                 VIT      INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I.
                             STRUCTURED     AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED
                             U.S. EQUITY   FRANCHISE      VALUE       COMSTOCK      EQUITY      DIVIDEND
                            ------------- ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ----------   -----------  -----------  -----------  -----------  ------------
    Total assets...........  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ==========   ===========  ===========  ===========  ===========  ============
NET ASSETS
Accumulation units.........  $5,779,003   $93,149,264  $49,574,346  $32,777,497  $89,533,055  $155,137,895
Contracts in payout
 (annuitization) period....      13,599       832,067      304,584      145,090    1,445,397     1,864,785
                             ----------   -----------  -----------  -----------  -----------  ------------
    Total net assets.......  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ==========   ===========  ===========  ===========  ===========  ============
FUND SHARE
 INFORMATION
Number of shares...........     350,642     1,856,238    2,507,739    1,854,794    2,367,381     7,501,322
                             ==========   ===========  ===========  ===========  ===========  ============
Cost of investments........  $4,208,068   $67,656,518  $34,705,779  $22,293,158  $58,562,147  $ 93,415,215
                             ==========   ===========  ===========  ===========  ===========  ============
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    12.13   $      7.43  $     19.47  $     17.33  $     11.02  $      14.16
                             ==========   ===========  ===========  ===========  ===========  ============
    Highest................  $    17.68   $     22.36  $     32.35  $     23.76  $     28.54  $      55.40
                             ==========   ===========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------ ------------ ------------ ------------ ------------ -------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                            DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT  INVESCO V.I. INTERNATIONAL
                               INCOME       INCOME       EQUITY     SECURITIES   HIGH YIELD     GROWTH
                            ------------ ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value. $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            -----------  -----------  -----------  -----------  -----------   -----------
    Total assets........... $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            ===========  ===========  ===========  ===========  ===========   ===========
NET ASSETS
Accumulation units......... $ 8,356,966  $27,932,058  $38,251,342  $ 9,772,759  $17,053,695   $22,821,932
Contracts in payout
 (annuitization) period....     148,826      186,460      363,813      200,184      139,091       495,085
                            -----------  -----------  -----------  -----------  -----------   -----------
    Total net assets....... $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            ===========  ===========  ===========  ===========  ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........   1,365,296    1,513,376    4,262,158      856,782    3,016,278       660,165
                            ===========  ===========  ===========  ===========  ===========   ===========
Cost of investments........ $10,014,850  $22,622,520  $35,218,982  $10,420,146  $17,351,346   $14,521,337
                            ===========  ===========  ===========  ===========  ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     11.94  $     10.03  $     11.79  $     12.56  $      7.17   $     14.02
                            ===========  ===========  ===========  ===========  ===========   ===========
    Highest................ $     15.53  $     26.31  $     27.48  $     17.35  $     28.27   $     27.50
                            ===========  ===========  ===========  ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------ ------------ ------------ ------------ ------------ ------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                              MID CAP      MID CAP       MONEY       S&P 500    INVESCO V.I. INVESCO V.I.
                            CORE EQUITY     GROWTH       MARKET       INDEX      TECHNOLOGY   UTILITIES
                            ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value. $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            -----------   ----------   ----------  -----------   ----------   ----------
    Total assets........... $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            ===========   ==========   ==========  ===========   ==========   ==========
NET ASSETS
Accumulation units......... $11,999,446   $8,482,737   $8,100,234  $33,158,604   $2,914,887   $5,700,827
Contracts in payout
 (annuitization) period....      44,574       50,469       95,034      372,890       32,585      120,169
                            -----------   ----------   ----------  -----------   ----------   ----------
    Total net assets....... $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            ===========   ==========   ==========  ===========   ==========   ==========
FUND SHARE
 INFORMATION
Number of shares...........     796,036    1,594,992    8,195,268    2,012,695      151,775      341,808
                            ===========   ==========   ==========  ===========   ==========   ==========
Cost of investments........ $ 9,399,566   $6,402,127   $8,195,268  $21,589,054   $1,997,378   $5,406,942
                            ===========   ==========   ==========  ===========   ==========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     16.48   $    16.44   $     9.99  $     12.58   $    16.18   $    20.46
                            ===========   ==========   ==========  ===========   ==========   ==========
    Highest................ $     23.92   $    24.21   $    12.06  $     17.20   $    17.15   $    21.68
                            ===========   ==========   ==========  ===========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                                            INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                               INVESCO     INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                             INVESTMENT     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                              SERVICES    (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ ------------
                            INVESCO V.I.  INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I.
                                VALUE       AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED
                            OPPORTUNITIES FRANCHISE II   VALUE II   COMSTOCK II   EQUITY II   DIVIDEND II
                            ------------- ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ----------   -----------  -----------  ------------  ----------  -----------
    Total assets...........  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ==========   ===========  ===========  ============  ==========  ===========
NET ASSETS
Accumulation units.........  $7,811,954   $30,148,677  $33,692,094  $118,158,852  $2,065,272  $40,407,468
Contracts in payout
 (annuitization) period....      82,015        79,933       74,973       211,860       1,121       94,706
                             ----------   -----------  -----------  ------------  ----------  -----------
    Total net assets.......  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ==========   ===========  ===========  ============  ==========  ===========
FUND SHARE
 INFORMATION
Number of shares...........     843,373       609,694    1,711,458     6,695,176      54,336    1,942,550
                             ==========   ===========  ===========  ============  ==========  ===========
Cost of investments........  $6,752,817   $16,333,330  $24,256,832  $ 78,992,032  $1,373,332  $26,286,934
                             ==========   ===========  ===========  ============  ==========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    13.40   $     11.39  $     20.14  $      15.65  $    13.68  $     13.10
                             ==========   ===========  ===========  ============  ==========  ===========
    Highest................  $    16.14   $     21.42  $     30.95  $      22.96  $    18.25  $     18.98
                             ==========   ===========  ===========  ============  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO       INVESCO      INVESCO       INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES      SERVICES     SERVICES
                            (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)   (SERIES II)
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------ ------------ ------------ ------------- ------------ -------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                            DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT    GROWTH AND  INVESCO V.I.
                             INCOME II    INCOME II    EQUITY II   SECURITIES II  INCOME II   HIGH YIELD II
                            ------------ ------------ ------------ ------------- ------------ -------------
ASSETS
Investments, at fair value.   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              --------   -----------  -----------    --------    -----------   -----------
    Total assets...........   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              ========   ===========  ===========    ========    ===========   ===========
NET ASSETS
Accumulation units.........   $170,193   $38,169,742  $20,636,837    $303,165    $60,066,747   $10,564,164
Contracts in payout
 (annuitization) period....         --       260,927       52,473          --        229,519        10,137
                              --------   -----------  -----------    --------    -----------   -----------
    Total net assets.......   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              ========   ===========  ===========    ========    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........     27,495     2,075,090    2,288,640      26,271      2,298,752     1,864,956
                              ========   ===========  ===========    ========    ===========   ===========
Cost of investments........   $197,781   $28,822,301  $18,584,386    $320,886    $41,224,000   $10,776,751
                              ========   ===========  ===========    ========    ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  11.34   $     11.28  $     12.36    $  11.77    $     19.90   $      8.38
                              ========   ===========  ===========    ========    ===========   ===========
    Highest................   $  12.93   $     20.90  $     16.96    $  13.45    $     24.79   $     21.06
                              ========   ===========  ===========    ========    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            -------------------------------------------------------------------------------
                               INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                             INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES      SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                             (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ -------------
                            INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                            INTERNATIONAL MID CAP CORE   MID CAP       MONEY       S&P 500    INVESCO V.I.
                              GROWTH II    EQUITY II    GROWTH II    MARKET II     INDEX II   TECHNOLOGY II
                            ------------- ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value.  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ----------    ----------  -----------    --------   -----------     -------
    Total assets...........  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ==========    ==========  ===========    ========   ===========     =======
NET ASSETS
Accumulation units.........  $4,390,384    $2,076,061  $10,576,105    $742,439   $61,987,057     $16,846
Contracts in payout
 (annuitization) period....          --        13,115        9,527          --       229,915          --
                             ----------    ----------  -----------    --------   -----------     -------
    Total net assets.......  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ==========    ==========  ===========    ========   ===========     =======
FUND SHARE
 INFORMATION
Number of shares...........     125,871       139,744    1,986,047     742,439     3,752,531         891
                             ==========    ==========  ===========    ========   ===========     =======
Cost of investments........  $3,597,163    $1,660,050  $ 8,119,997    $742,439   $39,708,922     $12,193
                             ==========    ==========  ===========    ========   ===========     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     9.97    $    15.43  $     16.16    $   8.63   $     11.58     $ 14.73
                             ==========    ==========  ===========    ========   ===========     =======
    Highest................  $    22.66    $    19.96  $     26.02    $   9.85   $     20.73     $ 16.39
                             ==========    ==========  ===========    ========   ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                         ----------------------------------------------------------------------------------------
                           INVESCO        INVESCO                                 LEGG MASON       LEGG MASON
                          INVESTMENT     INVESTMENT                    LAZARD      PARTNERS         PARTNERS
                           SERVICES       SERVICES        JANUS      RETIREMENT    VARIABLE         VARIABLE
                         (SERIES II)    (SERIES II)    ASPEN SERIES SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC.
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                         ------------ ---------------- ------------ ------------ ------------- ------------------
                                                                                  CLEARBRIDGE
                                                                                   VARIABLE       CLEARBRIDGE
                                        INVESCO V.I.                  EMERGING    FUNDAMENTAL    VARIABLE LARGE
                         INVESCO V.I.      VALUE          FORTY       MARKETS    ALL CAP VALUE     CAP VALUE
                         UTILITIES II OPPORTUNITIES II  PORTFOLIO      EQUITY     PORTFOLIO I     PORTFOLIO I
                         ------------ ---------------- ------------ ------------ ------------- ------------------
ASSETS
Investments, at fair
 value..................   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           --------      ----------      -------       ------       ------           ------
    Total assets........   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           ========      ==========      =======       ======       ======           ======
NET ASSETS
Accumulation units......   $168,771      $5,902,169      $10,380       $  720       $1,565           $1,850
Contracts in payout
 (annuitization) period.         --             946           --           --           --               --
                           --------      ----------      -------       ------       ------           ------
    Total net assets....   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           ========      ==========      =======       ======       ======           ======
FUND SHARE
 INFORMATION
Number of shares........      9,975         634,062          195           33           63               97
                           ========      ==========      =======       ======       ======           ======
Cost of investments.....   $164,961      $4,928,951      $ 4,344       $  537       $1,421           $1,296
                           ========      ==========      =======       ======       ======           ======
ACCUMULATION
 UNIT VALUE
    Lowest..............   $  18.67      $    11.94      $ 22.27       $51.12       $11.83           $17.74
                           ========      ==========      =======       ======       ======           ======
    Highest.............   $  20.77      $    17.48      $ 22.27       $51.12       $11.83           $17.74
                           ========      ==========      =======       ======       ======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            -----------------------------------------------------------------------------
                                                                                             MFS VARIABLE
                             LORD ABBETT   LORD ABBETT LORD ABBETT  LORD ABBETT  LORD ABBETT  INSURANCE
                             SERIES FUND   SERIES FUND SERIES FUND  SERIES FUND  SERIES FUND    TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            -------------- ----------- ----------- ------------- ----------- ------------
                                           FUNDAMENTAL GROWTH AND     GROWTH       MID-CAP
                            BOND-DEBENTURE   EQUITY      INCOME    OPPORTUNITIES    STOCK     MFS GROWTH
                            -------------- ----------- ----------- ------------- ----------- ------------
ASSETS
Investments, at fair value.  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             -----------   ----------  -----------  -----------  -----------   --------
    Total assets...........  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             ===========   ==========  ===========  ===========  ===========   ========
NET ASSETS
Accumulation units.........  $23,700,417   $6,561,952  $16,441,722  $10,032,109  $17,888,394   $781,031
Contracts in payout
 (annuitization) period....       93,814       28,006       75,418        8,054      160,266      3,894
                             -----------   ----------  -----------  -----------  -----------   --------
    Total net assets.......  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             ===========   ==========  ===========  ===========  ===========   ========
FUND SHARE
 INFORMATION
Number of shares...........    1,932,919      313,360      496,906      658,371      770,323     20,090
                             ===========   ==========  ===========  ===========  ===========   ========
Cost of investments........  $22,812,104   $5,021,727  $13,327,494  $ 9,372,797  $14,489,263   $508,522
                             ===========   ==========  ===========  ===========  ===========   ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     15.03   $    17.08  $     13.52  $     18.50  $     14.64   $   9.60
                             ===========   ==========  ===========  ===========  ===========   ========
    Highest................  $     17.15   $    19.50  $     15.43  $     21.12  $     16.70   $  24.88
                             ===========   ==========  ===========  ===========  ===========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------
                        MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE MFS VARIABLE
                         INSURANCE      INSURANCE     INSURANCE    INSURANCE    INSURANCE     INSURANCE
                           TRUST          TRUST         TRUST        TRUST        TRUST         TRUST
                        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                        ------------ --------------- ------------ ------------ ------------ -------------
                            MFS            MFS         MFS NEW                 MFS RESEARCH
                         HIGH YIELD  INVESTORS TRUST  DISCOVERY   MFS RESEARCH     BOND     MFS UTILITIES
                        ------------ --------------- ------------ ------------ ------------ -------------
ASSETS
Investments, at fair
 value.................   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          --------     ----------     ----------    --------     --------     --------
    Total assets.......   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          ========     ==========     ==========    ========     ========     ========
NET ASSETS
Accumulation units.....   $318,690     $1,152,604     $1,797,755    $671,877     $858,865     $223,141
Contracts in payout
 (annuitization)
 period................         --          5,649             --       5,203        2,092           --
                          --------     ----------     ----------    --------     --------     --------
    Total net assets...   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          ========     ==========     ==========    ========     ========     ========
FUND SHARE
 INFORMATION
Number of shares.......     50,747         38,673         81,457      23,559       65,572        6,999
                          ========     ==========     ==========    ========     ========     ========
Cost of investments....   $313,898     $  692,815     $1,181,406    $425,777     $781,420     $158,159
                          ========     ==========     ==========    ========     ========     ========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $  17.63     $    13.65     $    18.09    $  12.00     $  17.99     $  27.55
                          ========     ==========     ==========    ========     ========     ========
    Highest............   $  18.68     $    17.02     $    38.24    $  16.15     $  19.05     $  29.31
                          ========     ==========     ==========    ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ----------------------------------------------------------------------------------------------
                         MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY
                           INSURANCE       INSURANCE       INSURANCE       INSURANCE       INSURANCE       VARIABLE
                             TRUST           TRUST           TRUST           TRUST           TRUST        INVESTMENT
                        (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     SERIES
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                        --------------- --------------- --------------- --------------- --------------- --------------
                                         MFS INVESTORS      MFS NEW
                          MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH    MFS UTILITIES     EUROPEAN
                        (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     EQUITY
                        --------------- --------------- --------------- --------------- --------------- --------------
ASSETS
Investments, at fair
 value.................    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           --------        --------        --------         -------       ----------     -----------
    Total assets.......    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           ========        ========        ========         =======       ==========     ===========
NET ASSETS
Accumulation units.....    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,583,968
Contracts in payout
 (annuitization)
 period................          --              --              --              --               --         396,391
                           --------        --------        --------         -------       ----------     -----------
    Total net assets...    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           ========        ========        ========         =======       ==========     ===========
FUND SHARE
 INFORMATION
Number of shares.......       3,251           4,713           7,841           2,351           46,936       1,983,153
                           ========        ========        ========         =======       ==========     ===========
Cost of investments....    $ 58,014        $ 76,970        $107,314         $31,720       $1,033,790     $34,138,624
                           ========        ========        ========         =======       ==========     ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $  13.98        $  14.28        $  18.38         $ 14.35       $    21.60     $     12.44
                           ========        ========        ========         =======       ==========     ===========
    Highest............    $  22.75        $  19.40        $  26.17         $ 21.10       $    30.48     $     61.04
                           ========        ========        ========         =======       ==========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -------------------------------------------------------------------------------------------
                                                                                                    MORGAN STANLEY
                        MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE
                           VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT
                          INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES
                            SERIES         SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES)
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- ----------------
                                                                                                       EUROPEAN
                            GLOBAL                       LIMITED                      MULTI CAP         EQUITY
                        INFRASTRUCTURE  INCOME PLUS      DURATION     MONEY MARKET      GROWTH     (CLASS Y SHARES)
                        -------------- -------------- -------------- -------------- -------------- ----------------
ASSETS
Investments, at fair
 value.................  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         -----------    -----------    -----------    -----------    ------------    -----------
    Total assets.......  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         ===========    ===========    ===========    ===========    ============    ===========
NET ASSETS
Accumulation units.....  $52,926,396    $66,862,970    $ 8,519,201    $30,901,543    $209,704,366    $11,303,570
Contracts in payout
 (annuitization)
 period................      893,641        995,069         38,482        485,562       1,529,572        101,435
                         -----------    -----------    -----------    -----------    ------------    -----------
    Total net assets...  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         ===========    ===========    ===========    ===========    ============    ===========
FUND SHARE
 INFORMATION
Number of shares.......    5,582,991      5,910,979      1,134,971     31,387,105       3,481,687        567,696
                         ===========    ===========    ===========    ===========    ============    ===========
Cost of investments....  $62,222,402    $62,870,905    $10,149,059    $31,387,105    $113,673,605    $ 9,726,199
                         ===========    ===========    ===========    ===========    ============    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     14.44    $     16.70    $      9.48    $      9.49    $      15.27    $     11.51
                         ===========    ===========    ===========    ===========    ============    ===========
    Highest............  $     55.95    $     50.32    $     11.87    $     24.33    $     213.64    $     21.48
                         ===========    ===========    ===========    ===========    ============    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                      ----------------------------------------------------------------------------------------------------
                       MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY     NEUBERGER
                          VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE         BERMAN
                         INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       ADVISORS
                           SERIES           SERIES           SERIES           SERIES           SERIES        MANAGEMENT
                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)      TRUST
                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                      ---------------- ---------------- ---------------- ---------------- ---------------- ---------------
                           GLOBAL           INCOME          LIMITED                          MULTI CAP
                       INFRASTRUCTURE        PLUS           DURATION       MONEY MARKET        GROWTH            AMT
                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) LARGE CAP VALUE
                      ---------------- ---------------- ---------------- ---------------- ---------------- ---------------
ASSETS
Investments, at fair
 value...............   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        -----------      -----------      -----------      -----------      -----------        -------
    Total assets.....   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        ===========      ===========      ===========      ===========      ===========        =======
NET ASSETS
Accumulation
 units...............   $14,188,756      $80,571,036      $31,868,776      $37,107,706      $68,819,256        $24,052
Contracts in payout
 (annuitization)
 period..............        76,988          157,505           70,793          411,724           94,515             --
                        -----------      -----------      -----------      -----------      -----------        -------
    Total net
     assets..........   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        ===========      ===========      ===========      ===========      ===========        =======
FUND SHARE
 INFORMATION
Number of shares.....     1,486,015        7,050,528        4,247,283       37,519,430        1,149,329          1,599
                        ===========      ===========      ===========      ===========      ===========        =======
Cost of
 investments.........   $16,107,316      $75,118,055      $38,481,222      $37,519,430      $35,263,135        $23,811
                        ===========      ===========      ===========      ===========      ===========        =======
ACCUMULATION
 UNIT VALUE
    Lowest...........   $     13.01      $     13.81      $      8.11      $      8.73      $     14.00        $ 17.55
                        ===========      ===========      ===========      ===========      ===========        =======
    Highest..........   $     27.26      $     19.70      $     10.35      $     10.44      $     30.16        $ 18.75
                        ===========      ===========      ===========      ===========      ===========        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------
                         NEUBERGER
                          BERMAN
                         ADVISORS    OPPENHEIMER   OPPENHEIMER    OPPENHEIMER   OPPENHEIMER    OPPENHEIMER
                        MANAGEMENT    VARIABLE       VARIABLE      VARIABLE       VARIABLE      VARIABLE
                           TRUST    ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS
                        SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ----------- ------------- -------------- ------------- -------------- -------------
                                     OPPENHEIMER                                OPPENHEIMER
                        AMT MID-CAP    CAPITAL     OPPENHEIMER    OPPENHEIMER    DISCOVERY     OPPENHEIMER
                          GROWTH    APPRECIATION  CAPITAL INCOME   CORE BOND   MID CAP GROWTH    GLOBAL
                        ----------- ------------- -------------- ------------- -------------- -------------
ASSETS
Investments, at fair
 value.................   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          -------    ----------     ----------    ----------      --------     ----------
    Total assets.......   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          =======    ==========     ==========    ==========      ========     ==========
NET ASSETS
Accumulation units.....   $23,316    $3,426,323     $1,387,535    $  937,223      $619,590     $3,038,041
Contracts in payout
 (annuitization)
 period................        --         7,102        111,337            --            --          5,824
                          -------    ----------     ----------    ----------      --------     ----------
    Total net assets...   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          =======    ==========     ==========    ==========      ========     ==========
FUND SHARE
 INFORMATION
Number of shares.......       568        59,320        108,300       119,696         8,316         74,495
                          =======    ==========     ==========    ==========      ========     ==========
Cost of investments....   $15,940    $2,242,784     $1,441,054    $1,151,550      $384,060     $2,071,096
                          =======    ==========     ==========    ==========      ========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $ 13.37    $    10.52     $    11.27    $    11.17      $   7.09     $    17.40
                          =======    ==========     ==========    ==========      ========     ==========
    Highest............   $ 26.56    $    16.96     $    14.77    $    11.83      $  17.63     $    28.61
                          =======    ==========     ==========    ==========      ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ----------------------------------------------------------------------------------------------
                                                                         OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                          VARIABLE         VARIABLE        VARIABLE
                           OPPENHEIMER     OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS
                             VARIABLE       VARIABLE      VARIABLE     (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES
                          ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))          ("SS"))         ("SS"))
                           SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                         ---------------- ------------- ------------- ----------------- --------------- ---------------
                           OPPENHEIMER                   OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                         GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET       CAPITAL          CAPITAL       OPPENHEIMER
                              INCOME       MAIN STREET    SMALL CAP   APPRECIATION (SS)   INCOME (SS)   CORE BOND (SS)
                         ---------------- ------------- ------------- ----------------- --------------- ---------------
ASSETS
Investments, at fair
 value..................    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ----------     ----------    ----------      -----------      -----------     -----------
    Total assets........    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ==========     ==========    ==========      ===========      ===========     ===========
NET ASSETS
Accumulation units......    $1,972,172     $1,627,357    $1,490,955      $28,586,388      $11,084,225     $25,459,554
Contracts in payout
 (annuitization) period.       162,564         19,483         2,002          140,690           38,092          21,149
                            ----------     ----------    ----------      -----------      -----------     -----------
    Total net assets....    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ==========     ==========    ==========      ===========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares........       396,791         52,716        53,703          500,733          814,225       3,292,080
                            ==========     ==========    ==========      ===========      ===========     ===========
Cost of investments.....    $2,002,884     $1,042,771    $  823,841      $18,305,679      $11,673,781     $28,611,561
                            ==========     ==========    ==========      ===========      ===========     ===========
ACCUMULATION
 UNIT VALUE
    Lowest..............    $     3.97     $    12.78    $    31.68      $     15.82      $     12.64     $      7.72
                            ==========     ==========    ==========      ===========      ===========     ===========
    Highest.............    $    20.83     $    19.26    $    33.56      $     18.42      $     14.82     $      8.81
                            ==========     ==========    ==========      ===========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ----------------------------------------------------------------------------------------------------
                          OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE        VARIABLE
                         ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS        PIMCO
                        (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES      VARIABLE
                            ("SS"))         ("SS"))         ("SS"))          ("SS"))          ("SS"))      INSURANCE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- --------------- ------------------
                          OPPENHEIMER
                           DISCOVERY                      OPPENHEIMER                       OPPENHEIMER
                            MID CAP       OPPENHEIMER   GLOBAL STRATEGIC   OPPENHEIMER      MAIN STREET      FOREIGN BOND
                          GROWTH (SS)     GLOBAL (SS)     INCOME (SS)    MAIN STREET (SS) SMALL CAP (SS)  (US DOLLAR-HEDGED)
                        --------------- --------------- ---------------- ---------------- --------------- ------------------
ASSETS
Investments, at fair
 value.................   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ----------      -----------     -----------      -----------      -----------         ------
    Total assets.......   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ==========      ===========     ===========      ===========      ===========         ======
NET ASSETS
Accumulation units.....   $8,389,364      $13,857,240     $63,187,870      $46,800,905      $20,862,792         $1,865
Contracts in payout
 (annuitization)
 period................       18,976          158,713         615,191          144,178          138,870             --
                          ----------      -----------     -----------      -----------      -----------         ------
    Total net assets...   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ==========      ===========     ===========      ===========      ===========         ======
FUND SHARE
 INFORMATION
Number of shares.......      116,427          346,329      11,600,557        1,514,846          762,865            186
                          ==========      ===========     ===========      ===========      ===========         ======
Cost of investments....   $4,965,076      $ 9,798,704     $61,518,484      $30,117,373      $11,826,383         $1,898
                          ==========      ===========     ===========      ===========      ===========         ======
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    18.46      $     24.48     $     15.75      $     18.26      $     27.56         $15.91
                          ==========      ===========     ===========      ===========      ===========         ======
    Highest............   $    21.64      $     28.70     $     18.46      $     21.41      $     32.31         $15.91
                          ==========      ===========     ===========      ===========      ===========         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------------------------
                             PIMCO           PIMCO           PIMCO            PIMCO            PIMCO            PIMCO
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                        INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- ---------------- ----------------
                                                           PIMCO VIT
                                                           COMMODITY        PIMCO VIT
                                                          REAL RETURN        EMERGING        PIMCO VIT        PIMCO VIT
                                          PIMCO TOTAL       STRATEGY       MARKETS BOND     REAL RETURN      TOTAL RETURN
                         MONEY MARKET       RETURN      (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)
                        --------------- --------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            -------         ------         ----------       ----------       ----------      -----------
    Total assets.......     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            =======         ======         ==========       ==========       ==========      ===========
NET ASSETS
Accumulation units.....     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
Contracts in payout
 (annuitization)
 period................          --             --                 --               --               --               --
                            -------         ------         ----------       ----------       ----------      -----------
    Total net assets...     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            =======         ======         ==========       ==========       ==========      ===========
FUND SHARE
 INFORMATION
Number of shares.......      19,772            143            463,404          107,884          386,870        1,684,613
                            =======         ======         ==========       ==========       ==========      ===========
Cost of investments....     $19,772         $1,528         $4,200,321       $1,486,492       $5,047,021      $18,256,838
                            =======         ======         ==========       ==========       ==========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............     $  9.96         $16.65         $     7.91       $    13.57       $    12.07      $     13.24
                            =======         ======         ==========       ==========       ==========      ===========
    Highest............     $  9.96         $16.65         $     8.76       $    15.03       $    13.36      $     14.66
                            =======         ======         ==========       ==========       ==========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ------------------------------------------------------------------------------------------
                          PROFUNDS       PROFUNDS         PROFUNDS        PROFUNDS       PUTNAM         PUTNAM
                             VP             VP               VP              VP      VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ------------- -------------- ------------------ ------------ -------------- --------------
                                                          PROFUND                     VT AMERICAN         VT
                           PROFUND       PROFUND             VP           PROFUND      GOVERNMENT      CAPITAL
                        VP FINANCIALS VP HEALTH CARE TELECOMMUNICATIONS VP UTILITIES     INCOME     OPPORTUNITIES
                        ------------- -------------- ------------------ ------------ -------------- --------------
ASSETS
Investments, at fair
 value.................    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ------         ------           ------         -------     -----------     ----------
    Total assets.......    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ======         ======           ======         =======     ===========     ==========
NET ASSETS
Accumulation units.....    $4,301         $4,562           $3,661         $20,311     $20,162,006     $5,254,818
Contracts in payout
 (annuitization)
 period................        --             --               --              --         321,741             --
                           ------         ------           ------         -------     -----------     ----------
    Total net assets...    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ======         ======           ======         =======     ===========     ==========
FUND SHARE
 INFORMATION
Number of shares.......       154             88              417             579       2,054,538        224,661
                           ======         ======           ======         =======     ===========     ==========
Cost of investments....    $2,955         $2,616           $3,083         $15,121     $23,290,138     $3,435,328
                           ======         ======           ======         =======     ===========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 8.32         $16.14           $10.46         $  9.84     $      9.18     $    20.31
                           ======         ======           ======         =======     ===========     ==========
    Highest............    $18.33         $21.47           $15.33         $ 15.64     $     19.04     $    28.58
                           ======         ======           ======         =======     ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                              VT             VT         VT GEORGE          VT             VT
                         DIVERSIFIED       EQUITY         PUTNAM      GLOBAL ASSET      GLOBAL       VT GLOBAL
                            INCOME         INCOME        BALANCED      ALLOCATION       EQUITY      HEALTH CARE
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         -----------    -----------    -----------    -----------    -----------    -----------
    Total assets.......  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         ===========    ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....  $27,722,191    $81,445,446    $58,696,060    $25,026,949    $18,621,565    $29,438,752
Contracts in payout
 (annuitization)
 period................      116,450        310,542        245,020         37,237         73,955          8,297
                         -----------    -----------    -----------    -----------    -----------    -----------
    Total net assets...  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         ===========    ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......    3,677,496      4,007,646      6,372,009      1,327,552      1,203,833      1,684,614
                         ===========    ===========    ===========    ===========    ===========    ===========
Cost of investments....  $28,920,003    $43,059,454    $61,159,144    $19,453,567    $17,565,457    $19,920,456
                         ===========    ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     14.13    $     12.57    $     12.29    $     13.60    $      7.41    $     15.68
                         ===========    ===========    ===========    ===========    ===========    ===========
    Highest............  $     21.01    $     25.67    $     15.34    $     20.93    $     17.14    $     22.68
                         ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                                                            VT                                           VT
                          VT GLOBAL    VT GROWTH AND      GROWTH           VT             VT       INTERNATIONAL
                          UTILITIES        INCOME     OPPORTUNITIES    HIGH YIELD       INCOME         EQUITY
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         -----------    ------------   -----------    -----------    -----------    -----------
    Total assets.......  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         ===========    ============   ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....  $11,541,421    $157,283,727   $10,780,085    $39,621,875    $81,173,844    $96,770,691
Contracts in payout
 (annuitization)
 period................        8,126         467,228        26,284        107,420        525,478        314,053
                         -----------    ------------   -----------    -----------    -----------    -----------
    Total net assets...  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         ===========    ============   ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......      873,642       6,597,698     1,262,426      5,619,419      6,865,489      6,793,894
                         ===========    ============   ===========    ===========    ===========    ===========
Cost of investments....  $12,127,412    $138,098,506   $ 7,611,465    $38,222,904    $81,577,745    $98,372,258
                         ===========    ============   ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     10.75    $      13.34   $      6.26    $     15.35    $     13.44    $     10.07
                         ===========    ============   ===========    ===========    ===========    ===========
    Highest............  $     21.48    $      21.32   $     19.16    $     24.62    $     19.77    $     21.27
                         ===========    ============   ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                              VT             VT                            VT             VT             VT
                        INTERNATIONAL  INTERNATIONAL                     MONEY        MULTI CAP      MULTI CAP
                            GROWTH         VALUE       VT INVESTORS      MARKET         GROWTH         VALUE
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         -----------    -----------    -----------    -----------    -----------     ----------
    Total assets.......  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         ===========    ===========    ===========    ===========    ===========     ==========
NET ASSETS
Accumulation units.....  $14,692,005    $16,348,336    $57,620,468    $65,126,996    $85,095,380     $7,870,846
Contracts in payout
 (annuitization)
 period................       47,105         26,861        237,731        265,599        131,442             --
                         -----------    -----------    -----------    -----------    -----------     ----------
    Total net assets...  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         ===========    ===========    ===========    ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares.......      736,587      1,480,578      3,764,359     65,392,595      2,797,073        397,317
                         ===========    ===========    ===========    ===========    ===========     ==========
Cost of investments....  $10,935,693    $18,472,379    $42,176,411    $65,392,595    $60,609,928     $5,511,315
                         ===========    ===========    ===========    ===========    ===========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $      7.32    $     12.46    $      8.64    $      8.62    $      6.76     $    20.12
                         ===========    ===========    ===========    ===========    ===========     ==========
    Highest............  $     15.92    $     18.97    $     21.63    $     11.67    $     24.31     $    27.81
                         ===========    ===========    ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            ----------------------------------------------------------------------------------------
                                                                         THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- ------------- -------------- --------------
                                                                                                        VAN KAMPEN
                                                                          VAN KAMPEN                    UIF GLOBAL
                                                                           UIF CORE      VAN KAMPEN   TACTICAL ASSET
                                            VT SMALL CAP                  PLUS FIXED    UIF EMERGING    ALLOCATION
                             VT RESEARCH       VALUE        VT VOYAGER      INCOME     MARKETS EQUITY   PORTFOLIO
                            -------------- -------------- -------------- ------------- -------------- --------------
ASSETS
Investments, at fair value.  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             -----------    -----------    ------------    --------     -----------    -----------
    Total assets...........  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             ===========    ===========    ============    ========     ===========    ===========
NET ASSETS
Accumulation units.........  $26,915,471    $47,991,264    $119,044,636    $659,314     $23,127,050    $90,722,760
Contracts in payout
 (annuitization) period....       82,695         26,971         336,227          --         103,691      1,314,556
                             -----------    -----------    ------------    --------     -----------    -----------
    Total net assets.......  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             ===========    ===========    ============    ========     ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,485,048      2,304,138       2,315,827      64,575       1,581,398      8,321,638
                             ===========    ===========    ============    ========     ===========    ===========
Cost of investments........  $17,935,355    $35,264,890    $ 85,471,332    $679,817     $21,001,775    $84,518,048
                             ===========    ===========    ============    ========     ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     10.64    $     18.54    $       9.00    $  12.54     $     17.25    $     11.19
                             ===========    ===========    ============    ========     ===========    ===========
    Highest................  $     21.53    $     37.60    $      22.75    $  16.59     $     30.08    $     57.65
                             ===========    ===========    ============    ========     ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -------------------------------------------------------------------------------------
                                                                   THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                        THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                        INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                         FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   (CLASS II)     (CLASS II)    (CLASS II)
                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ------------- -------------- ------------- ------------- -------------- -------------
                                                                    VAN KAMPEN     VAN KAMPEN    VAN KAMPEN
                                                      VAN KAMPEN   UIF EMERGING   UIF EMERGING   UIF GLOBAL
                         VAN KAMPEN   VAN KAMPEN UIF   UIF U.S.    MARKETS DEBT  MARKETS EQUITY   FRANCHISE
                         UIF GROWTH   MID CAP GROWTH  REAL ESTATE   (CLASS II)     (CLASS II)    (CLASS II)
                        ------------- -------------- ------------- ------------- -------------- -------------
ASSETS
Investments, at fair
 value.................  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         -----------   -----------    -----------   -----------    ----------    -----------
    Total assets.......  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         ===========   ===========    ===========   ===========    ==========    ===========
NET ASSETS
Accumulation units.....  $27,303,232   $16,534,772    $18,678,184   $11,960,877    $9,292,661    $46,216,185
Contracts in payout
 (annuitization)
 period................       78,748        50,144         67,511        50,633            --        336,659
                         -----------   -----------    -----------   -----------    ----------    -----------
    Total net assets...  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         ===========   ===========    ===========   ===========    ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.......      882,436     1,150,931      1,190,959     1,470,197       634,745      2,542,482
                         ===========   ===========    ===========   ===========    ==========    ===========
Cost of investments....  $14,617,993   $11,655,910    $17,023,056   $12,156,340    $8,931,203    $38,142,685
                         ===========   ===========    ===========   ===========    ==========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     13.17   $     23.94    $     22.74   $     17.53    $    30.57    $     20.31
                         ===========   ===========    ===========   ===========    ==========    ===========
    Highest............  $     24.67   $     29.89    $     41.48   $     24.90    $    35.21    $     28.70
                         ===========   ===========    ===========   ===========    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                                     -----------------------------------------------------------------------
                                     THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                     INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                      FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                     -------------- ------------- ------------- -------------- -------------
                                       VAN KAMPEN
                                       UIF GLOBAL
                                     TACTICAL ASSET                VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                       ALLOCATION    VAN KAMPEN    UIF MID CAP  SMALL COMPANY    UIF U.S.
                                       PORTFOLIO     UIF GROWTH      GROWTH         GROWTH      REAL ESTATE
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                     -------------- ------------- ------------- -------------- -------------
ASSETS
Investments, at fair value..........  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      -----------    ----------    -----------   -----------    -----------
    Total assets....................  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      ===========    ==========    ===========   ===========    ===========
NET ASSETS
Accumulation units..................  $31,841,660    $7,171,490    $23,780,801   $12,652,022    $36,762,918
Contracts in payout (annuitization)
 period.............................      137,756        22,243         24,406        66,250        131,400
                                      -----------    ----------    -----------   -----------    -----------
    Total net assets................  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      ===========    ==========    ===========   ===========    ===========
FUND SHARE INFORMATION
Number of shares....................    2,899,312       236,714      1,670,541       463,494      2,355,959
                                      ===========    ==========    ===========   ===========    ===========
Cost of investments.................  $29,053,524    $3,660,850    $17,661,053   $ 6,778,298    $34,399,322
                                      ===========    ==========    ===========   ===========    ===========
ACCUMULATION UNIT VALUE
    Lowest..........................  $     12.24    $    20.38    $     15.15   $     31.50    $     22.60
                                      ===========    ==========    ===========   ===========    ===========
    Highest.........................  $     17.42    $    27.01    $     33.66   $     36.68    $     29.73
                                      ===========    ==========    ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                             AST
                                          ACADEMIC                   AST         AST         AST         AST
                                         STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                                            ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                                         ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                                         ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $       --   $     --   $       --    $   --     $     --    $     --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........   (100,358)   (39,217)    (126,713)     (251)      (8,647)     (5,639)
    Administrative expense..............     (9,878)    (3,920)     (14,623)      (27)        (934)       (484)
                                         ----------   --------   ----------    ------     --------    --------
    Net investment income (loss)........   (110,236)   (43,137)    (141,336)     (278)      (9,581)     (6,123)
                                         ----------   --------   ----------    ------     --------    --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................  1,457,066    520,694    1,252,429       284       41,466       6,158
    Cost of investments sold............  1,250,433    406,556      997,960       265       37,690       6,714
                                         ----------   --------   ----------    ------     --------    --------
       Realized gains (losses) on
        fund shares.....................    206,633    114,138      254,469        19        3,776        (556)
Realized gain distributions.............         --         --           --        --           --          --
                                         ----------   --------   ----------    ------     --------    --------
    Net realized gains (losses).........    206,633    114,138      254,469        19        3,776        (556)
Change in unrealized gains (losses).....    405,766    284,564    1,313,503     1,843      (23,824)    (15,520)
                                         ----------   --------   ----------    ------     --------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    612,399    398,702    1,567,972     1,862      (20,048)    (16,076)
                                         ----------   --------   ----------    ------     --------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $  502,163   $355,565   $1,426,636    $1,584     $(29,629)   $(22,199)
                                         ==========   ========   ==========    ======     ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      -----------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                                                                          AST
                                          AST         AST         AST         AST       CAPITAL       AST
                                         BOND        BOND        BOND        BOND       GROWTH      COHEN &
                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                                         2021        2022        2023      2024 (A)   ALLOCATION    REALTY
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     --    $     --   $       --   $     --   $       --    $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,203)     (4,730)     (11,910)    (2,178)    (104,716)    (1,065)
    Administrative expense...........      (206)       (460)      (1,230)      (208)     (10,907)      (129)
                                       --------    --------   ----------   --------   ----------    -------
    Net investment income
     (loss)..........................    (2,409)     (5,190)     (13,140)    (2,386)    (115,623)    (1,194)
                                       --------    --------   ----------   --------   ----------    -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   327,001     482,949    1,279,390    251,542    1,435,777      5,451
    Cost of investments sold.........   301,435     462,431    1,313,049    256,750    1,168,232      5,678
                                       --------    --------   ----------   --------   ----------    -------
       Realized gains (losses)
        on fund shares...............    25,566      20,518      (33,659)    (5,208)     267,545       (227)
Realized gain distributions..........        --          --           --         --           --         --
                                       --------    --------   ----------   --------   ----------    -------
    Net realized gains (losses)......    25,566      20,518      (33,659)    (5,208)     267,545       (227)
Change in unrealized gains
 (losses)............................   (35,292)    (47,909)     (33,855)    (5,959)   1,192,936        840
                                       --------    --------   ----------   --------   ----------    -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    (9,726)    (27,391)     (67,514)   (11,167)   1,460,481        613
                                       --------    --------   ----------   --------   ----------    -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(12,135)   $(32,581)  $  (80,654)  $(13,553)  $1,344,858    $  (581)
                                       ========    ========   ==========   ========   ==========    =======

--------
(a)For the period beginning January 2, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      ---------------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                        SERIES      SERIES      SERIES        SERIES       SERIES       SERIES
                                         TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- -------------- ----------- ------------
                                                                               AST                       AST
                                          AST       AST FI        AST        FRANKLIN                  GOLDMAN
                                       FEDERATED  PYRAMIS(R)  FIRST TRUST   TEMPLETON        AST        SACHS
                                      AGGRESSIVE     ASSET     BALANCED   FOUNDING FUNDS   GLOBAL    CONCENTRATED
                                        GROWTH    ALLOCATION    TARGET      ALLOCATION   REAL ESTATE    GROWTH
                                      ----------- ----------- ----------- -------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   --      $    --   $       --     $     --       $  --      $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......     (239)      (3,890)     (37,529)     (40,473)        (37)        (547)
    Administrative expense...........      (33)        (425)      (3,856)      (4,866)         (4)         (77)
                                        ------      -------   ----------     --------       -----      -------
    Net investment income
     (loss)..........................     (272)      (4,315)     (41,385)     (45,339)        (41)        (624)
                                        ------      -------   ----------     --------       -----      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    4,751       55,221    1,120,747      710,647         239        7,495
    Cost of investments sold.........    3,964       48,661      964,683      634,081         167        4,756
                                        ------      -------   ----------     --------       -----      -------
       Realized gains (losses)
        on fund shares...............      787        6,560      156,064       76,566          72        2,739
Realized gain distributions..........       --           --           --           --          --           --
                                        ------      -------   ----------     --------       -----      -------
    Net realized gains (losses)......      787        6,560      156,064       76,566          72        2,739
Change in unrealized gains
 (losses)............................    6,799       42,465      181,511      627,135          48       10,692
                                        ------      -------   ----------     --------       -----      -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    7,586       49,025      337,575      703,701         120       13,431
                                        ------      -------   ----------     --------       -----      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $7,314      $44,710   $  296,190     $658,362       $  79      $12,807
                                        ======      =======   ==========     ========       =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ---------------------------------------------------------------------------
                                          ADVANCED    ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES        SERIES        SERIES      SERIES      SERIES
                                            TRUST       TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- --------------- ----------- ----------- -----------
                                             AST         AST                         AST
                                           GOLDMAN     GOLDMAN         AST         GOLDMAN       AST
                                            SACHS       SACHS        GOLDMAN        SACHS      HERNDON
                                          LARGE-CAP    MID-CAP        SACHS       SMALL-CAP   LARGE-CAP      AST
                                            VALUE      GROWTH    MULTI-ASSET (B)    VALUE     VALUE (C)  HIGH YIELD
                                         ----------- ----------- --------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   --      $    --       $    --       $   --      $   --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (103)        (547)       (6,957)         (77)       (276)      (1,034)
    Administrative expense..............      (15)         (72)         (834)         (11)        (36)        (146)
                                           ------      -------       -------       ------      ------      -------
    Net investment income (loss)........     (118)        (619)       (7,791)         (88)       (312)      (1,180)
                                           ------      -------       -------       ------      ------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      130        1,148        97,362          224       5,113       19,260
    Cost of investments sold............      122          996        87,219          162       4,640       17,597
                                           ------      -------       -------       ------      ------      -------
       Realized gains (losses) on
        fund shares.....................        8          152        10,143           62         473        1,663
Realized gain distributions.............       --           --            --           --          --           --
                                           ------      -------       -------       ------      ------      -------
    Net realized gains (losses).........        8          152        10,143           62         473        1,663
Change in unrealized gains
 (losses)...............................    2,702       13,286        39,370        2,117       6,718        4,615
                                           ------      -------       -------       ------      ------      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    2,710       13,438        49,513        2,179       7,191        6,278
                                           ------      -------       -------       ------      ------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $2,592      $12,819       $41,722       $2,091      $6,879      $ 5,098
                                           ======      =======       =======       ======      ======      =======

--------
(b)Previously known as AST Horizon Moderate Asset Allocation
(c)Previously known as AST BlackRock Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -------------------------------------------------------------------------------
                                           ADVANCED      ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                            SERIES        SERIES       SERIES      SERIES       SERIES        SERIES
                                             TRUST         TRUST        TRUST       TRUST        TRUST         TRUST
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ----------- ----------- ------------- -------------
                                                                         AST         AST          AST           AST
                                              AST           AST      INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN
                                         INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL    INTERNATIONAL   STRATEGIC
                                            GROWTH         VALUE        BOND      THEMATIC    EQUITY (D)   OPPORTUNITIES
                                         ------------- ------------- ----------- ----------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    --       $    --    $       --    $    --      $   --       $     --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (558)         (755)      (44,059)    (2,011)       (717)       (47,905)
    Administrative expense..............        (77)         (100)       (4,862)      (245)        (76)        (4,984)
                                            -------       -------    ----------    -------      ------       --------
    Net investment income (loss)........       (635)         (855)      (48,921)    (2,256)       (793)       (52,889)
                                            -------       -------    ----------    -------      ------       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     14,925        10,450     3,953,813     46,355       2,858        584,689
    Cost of investments sold............     13,588        11,047     3,861,396     42,087       2,805        491,704
                                            -------       -------    ----------    -------      ------       --------
       Realized gains (losses) on
        fund shares.....................      1,337          (597)       92,417      4,268          53         92,985
Realized gain distributions.............         --            --            --         --          --             --
                                            -------       -------    ----------    -------      ------       --------
    Net realized gains (losses).........      1,337          (597)       92,417      4,268          53         92,985
Change in unrealized gains
 (losses)...............................      7,346        12,363      (174,643)    19,636       7,229        251,776
                                            -------       -------    ----------    -------      ------       --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      8,683        11,766       (82,226)    23,904       7,282        344,761
                                            -------       -------    ----------    -------      ------       --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $ 8,048       $10,911    $ (131,147)   $21,648      $6,489       $291,872
                                            =======       =======    ==========    =======      ======       ========

--------
(d)Previously known as AST JPMorgan International Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                         AST
                                                       LOOMIS        AST
                                             AST       SAYLES    LORD ABBETT     AST         AST         AST
                                          LARGE-CAP   LARGE-CAP  CORE FIXED  MFS GLOBAL      MFS       MID-CAP
                                            VALUE    GROWTH (E)    INCOME      EQUITY      GROWTH       VALUE
                                         ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   --      $    --     $    --     $    --     $   --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (72)      (1,444)       (630)       (616)      (159)        (471)
    Administrative expense..............      (11)        (173)        (92)        (94)       (24)         (55)
                                           ------      -------     -------     -------     ------      -------
    Net investment income (loss)........      (83)      (1,617)       (722)       (710)      (183)        (526)
                                           ------      -------     -------     -------     ------      -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................       87        3,508       3,813       4,018      1,371          532
    Cost of investments sold............       73        2,779       3,521       3,380        896          312
                                           ------      -------     -------     -------     ------      -------
       Realized gains (losses) on
        fund shares.....................       14          729         292         638        475          220
Realized gain distributions.............       --           --          --          --         --           --
                                           ------      -------     -------     -------     ------      -------
    Net realized gains (losses).........       14          729         292         638        475          220
Change in unrealized gains (losses).....    2,363       35,295      (1,553)     14,455      4,572        9,867
                                           ------      -------     -------     -------     ------      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    2,377       36,024      (1,261)     15,093      5,047       10,087
                                           ------      -------     -------     -------     ------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $2,294      $34,407     $(1,983)    $14,383     $4,864      $ 9,561
                                           ======      =======     =======     =======     ======      =======

--------
(e)Previously known as AST Marsico Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -------------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES       SERIES       SERIES      SERIES
                                            TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ------------- ----------- -----------
                                                         AST
                                                      NEUBERGER      AST                       AST         AST
                                                      BERMAN /    NEUBERGER       AST      PARAMETRIC     PIMCO
                                             AST         LSV       BERMAN    NEW DISCOVERY  EMERGING     LIMITED
                                            MONEY      MID-CAP     MID-CAP       ASSET       MARKETS    MATURITY
                                           MARKET       VALUE      GROWTH     ALLOCATION     EQUITY       BOND
                                         ----------- ----------- ----------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $       --    $    --     $    --      $    --       $  --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (6,370)      (309)       (477)         (58)       (194)      (1,130)
    Administrative expense..............       (657)       (40)        (68)          (6)        (23)        (160)
                                         ----------    -------     -------      -------       -----      -------
    Net investment income (loss)........     (7,027)      (349)       (545)         (64)       (217)      (1,290)
                                         ----------    -------     -------      -------       -----      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................  1,195,508     11,498       4,423       10,060         709       21,027
    Cost of investments sold............  1,195,508      8,242       3,721        9,454         705       22,316
                                         ----------    -------     -------      -------       -----      -------
       Realized gains (losses) on
        fund shares.....................         --      3,256         702          606           4       (1,289)
Realized gain distributions.............         --         --          --           --          --           --
                                         ----------    -------     -------      -------       -----      -------
    Net realized gains (losses).........         --      3,256         702          606           4       (1,289)
Change in unrealized gains
 (losses)...............................         --      6,286      12,246           31          35       (1,048)
                                         ----------    -------     -------      -------       -----      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................         --      9,542      12,948          637          39       (2,337)
                                         ----------    -------     -------      -------       -----      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $   (7,027)   $ 9,193     $12,403      $   573       $(178)     $(3,627)
                                         ==========    =======     =======      =======       =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ----------------------------------------------------------------------------
                                           ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                            SERIES       SERIES        SERIES       SERIES      SERIES      SERIES
                                            TRUST        TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ------------ ------------ -------------- ----------- ----------- -----------
                                             AST          AST           AST           AST                     AST
                                            PIMCO     PRESERVATION   PRUDENTIAL     QMA US        AST      SCHRODERS
                                         TOTAL RETURN    ASSET         GROWTH       EQUITY     RCM WORLD    GLOBAL
                                             BOND      ALLOCATION  ALLOCATION (F)    ALPHA    TRENDS (AV)  TACTICAL
                                         ------------ ------------ -------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $     --    $       --    $       --     $    --    $     --     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (4,512)     (120,728)     (127,792)       (492)    (24,222)     (5,460)
    Administrative expense..............       (457)      (12,580)      (13,226)        (72)     (2,538)       (712)
                                           --------    ----------    ----------     -------    --------     -------
    Net investment income (loss)........     (4,969)     (133,308)     (141,018)       (564)    (26,760)     (6,172)
                                           --------    ----------    ----------     -------    --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    318,741     1,720,070     4,333,719      17,783     495,474      59,686
    Cost of investments sold............    310,416     1,478,307     3,907,082      13,800     384,206      50,915
                                           --------    ----------    ----------     -------    --------     -------
       Realized gains (losses) on
        fund shares.....................      8,325       241,763       426,637       3,983     111,268       8,771
Realized gain distributions.............         --            --            --          --          --          --
                                           --------    ----------    ----------     -------    --------     -------
    Net realized gains (losses).........      8,325       241,763       426,637       3,983     111,268       8,771
Change in unrealized gains (losses).....    (20,435)      492,352       968,355       9,694      83,849      68,770
                                           --------    ----------    ----------     -------    --------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (12,110)      734,115     1,394,992      13,677     195,117      77,541
                                           --------    ----------    ----------     -------    --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $(17,079)   $  600,807    $1,253,974     $13,113    $168,357     $71,369
                                           ========    ==========    ==========     =======    ========     =======

--------
(f)Previously known as AST First Trust Capital Appreciation Target
(av)Previously known as AST CLS Moderate Asset Allocation


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      -------------------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED      ADVANCED       ADVANCED      ADVANCED
                                        SERIES      SERIES      SERIES        SERIES         SERIES        SERIES
                                         TRUST       TRUST       TRUST         TRUST          TRUST         TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ----------- ----------- --------------- ------------- -------------
                                          AST
                                       SCHRODERS                                               AST           AST
                                      MULTI-ASSET     AST         AST           AST       T. ROWE PRICE T. ROWE PRICE
                                         WORLD     SMALL-CAP   SMALL-CAP     TEMPLETON        ASSET        EQUITY
                                      STRATEGIES    GROWTH       VALUE    GLOBAL BOND (G)  ALLOCATION      INCOME
                                      ----------- ----------- ----------- --------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     --     $   --      $   --        $    --       $      --      $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (11,203)       (36)       (300)          (703)        (91,393)      (1,038)
    Administrative expense...........    (1,168)        (4)        (39)           (90)         (9,329)        (107)
                                       --------     ------      ------        -------       ---------      -------
    Net investment income
     (loss)..........................   (12,371)       (40)       (339)          (793)       (100,722)      (1,145)
                                       --------     ------      ------        -------       ---------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   319,991      1,581       2,629          6,229         936,227        4,647
    Cost of investments sold.........   264,592      1,343       1,652          6,507         733,008        3,988
                                       --------     ------      ------        -------       ---------      -------
       Realized gains (losses)
        on fund shares...............    55,399        238         977           (278)        203,219          659
Realized gain distributions..........        --         --          --             --              --           --
                                       --------     ------      ------        -------       ---------      -------
    Net realized gains (losses)......    55,399        238         977           (278)        203,219          659
Change in unrealized gains
 (losses)............................    48,715        757       7,324         (2,137)        745,014       17,723
                                       --------     ------      ------        -------       ---------      -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   104,114        995       8,301         (2,415)        948,233       18,382
                                       --------     ------      ------        -------       ---------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 91,743     $  955      $7,962        $(3,208)      $ 847,511      $17,237
                                       ========     ======      ======        =======       =========      =======

--------
(g)Previously known as AST T. Rowe Price Global Bond


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------------
                                                                                              ALLIANCE     ALLIANCE
                                                                                              BERNSTEIN    BERNSTEIN
                                           ADVANCED      ADVANCED     ADVANCED    ADVANCED    VARIABLE     VARIABLE
                                            SERIES        SERIES       SERIES      SERIES      PRODUCT      PRODUCT
                                             TRUST         TRUST        TRUST       TRUST    SERIES FUND  SERIES FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ------------- ----------- ----------- ----------- -------------
                                                                         AST
                                              AST           AST      WELLINGTON      AST                   ALLIANCE
                                         T. ROWE PRICE T. ROWE PRICE MANAGEMENT    WESTERN    ALLIANCE   BERNSTEIN VPS
                                           LARGE-CAP      NATURAL      HEDGED    ASSET CORE   BERNSTEIN    GROWTH &
                                            GROWTH       RESOURCES     EQUITY     PLUS BOND  VPS GROWTH     INCOME
                                         ------------- ------------- ----------- ----------- ----------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    --       $    --      $    --      $  --    $    5,700   $   720,184
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........       (409)       (1,590)      (1,855)      (110)     (325,336)     (972,148)
    Administrative expense..............        (52)         (187)        (199)       (19)      (32,490)      (73,076)
                                            -------       -------      -------      -----    ----------   -----------
    Net investment income
     (loss).............................       (461)       (1,777)      (2,054)      (129)     (352,126)     (325,040)
                                            -------       -------      -------      -----    ----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     29,408        25,327       41,355        611     5,457,077    14,820,034
    Cost of investments sold............     16,448        27,319       34,234        610     3,748,049    12,855,532
                                            -------       -------      -------      -----    ----------   -----------
       Realized gains (losses) on
        fund shares.....................     12,960        (1,992)       7,121          1     1,709,028     1,964,502
Realized gain distributions.............         --            --           --         --            --            --
                                            -------       -------      -------      -----    ----------   -----------
    Net realized gains (losses).........     12,960        (1,992)       7,121          1     1,709,028     1,964,502
Change in unrealized gains
 (losses)...............................       (452)       19,458       17,117       (199)    4,574,781    15,892,116
                                            -------       -------      -------      -----    ----------   -----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     12,508        17,466       24,238       (198)    6,283,809    17,856,618
                                            -------       -------      -------      -----    ----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $12,047       $15,689      $22,184      $(327)   $5,931,683   $17,531,578
                                            =======       =======      =======      =====    ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                  ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                  BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY
                                   PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE
                                 SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ---------------- ----------------
                                  ALLIANCE      ALLIANCE      ALLIANCE
                                BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                                INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY
                                    VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL
                                ------------- ------------- ------------- ------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $  761,728    $       --    $   78,406     $ 23,075         $  182           $   92
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (201,622)     (282,062)     (283,720)     (19,059)          (156)             (74)
    Administrative
     expense...................     (26,210)      (23,407)      (36,608)      (2,370)           (11)              (6)
                                 ----------    ----------    ----------     --------         ------           ------
    Net investment income
     (loss)....................     533,896      (305,469)     (241,922)       1,646             15               12
                                 ----------    ----------    ----------     --------         ------           ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   4,557,517     3,294,432     5,439,196      659,539            908               83
    Cost of investments
     sold......................   5,396,513     2,281,682     4,044,158      623,951            786               65
                                 ----------    ----------    ----------     --------         ------           ------
       Realized gains
        (losses) on fund
        shares.................    (838,996)    1,012,750     1,395,038       35,588            122               18
Realized gain
 distributions.................          --            --     1,071,248           --            221               --
                                 ----------    ----------    ----------     --------         ------           ------
    Net realized gains
     (losses)..................    (838,996)    1,012,750     2,466,286       35,588            343               18
Change in unrealized gains
 (losses)......................   2,885,229     4,856,891     3,532,808      336,755          1,315            1,011
                                 ----------    ----------    ----------     --------         ------           ------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   2,046,233     5,869,641     5,999,094      372,343          1,658            1,029
                                 ----------    ----------    ----------     --------         ------           ------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $2,580,129    $5,564,172    $5,757,172     $373,989         $1,673           $1,041
                                 ==========    ==========    ==========     ========         ======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         --------------------------------------------------------------------------
                                           DREYFUS
                                          SOCIALLY                   DREYFUS     DREYFUS        DWS         DWS
                                         RESPONSIBLE                VARIABLE     VARIABLE   INVESTMENTS INVESTMENTS
                                           GROWTH    DREYFUS STOCK INVESTMENT   INVESTMENT   VARIABLE    VARIABLE
                                         FUND, INC.   INDEX FUND      FUND         FUND      SERIES I    SERIES I
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ------------- ----------- ------------ ----------- -----------
                                           DREYFUS                                                          DWS
                                          SOCIALLY                                                        CAPITAL
                                         RESPONSIBLE DREYFUS STOCK VIF GROWTH      VIF          DWS       GROWTH
                                         GROWTH FUND  INDEX FUND    & INCOME   MONEY MARKET BOND VIP A     VIP A
                                         ----------- ------------- ----------- ------------ ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  220      $  9,233      $   747     $     --    $ 11,217    $ 12,142
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (209)       (6,646)      (1,133)      (6,055)     (1,248)     (4,108)
    Administrative expense..............      (18)         (502)         (85)        (467)       (935)     (2,937)
                                           ------      --------      -------     --------    --------    --------
    Net investment income (loss)........       (7)        2,085         (471)      (6,522)      9,034       5,097
                                           ------      --------      -------     --------    --------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      760        34,423       10,930      232,387      59,643     123,342
    Cost of investments sold............      607        28,514        8,728      232,387      59,593      91,771
                                           ------      --------      -------     --------    --------    --------
       Realized gains (losses) on
        fund shares.....................      153         5,909        2,202           --          50      31,571
Realized gain distributions.............       --         5,408           --           --          --          --
                                           ------      --------      -------     --------    --------    --------
    Net realized gains (losses).........      153        11,317        2,202           --          50      31,571
Change in unrealized gains
 (losses)...............................    4,794       117,942       23,042           --     (21,024)    249,928
                                           ------      --------      -------     --------    --------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    4,947       129,259       25,244           --     (20,974)    281,499
                                           ------      --------      -------     --------    --------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $4,940      $131,344      $24,773     $ (6,522)   $(11,940)   $286,596
                                           ======      ========      =======     ========    ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ---------------------------------------------------------------------------
                                             DWS         DWS          DWS           DWS          DWS         DWS
                                         INVESTMENTS INVESTMENTS  INVESTMENTS   INVESTMENTS  INVESTMENTS INVESTMENTS
                                          VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE    VARIABLE
                                          SERIES I    SERIES I     SERIES I      SERIES II    SERIES II   SERIES II
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ------------- ------------- ----------- -----------
                                                         DWS                                                 DWS
                                                       GLOBAL                       DWS          DWS        SMALL
                                             DWS      SMALL CAP       DWS      GLOBAL INCOME    MONEY      MID CAP
                                         CORE EQUITY   GROWTH    INTERNATIONAL    BUILDER      MARKET      GROWTH
                                            VIP A       VIP A        VIP A       VIP A II     VIP A II    VIP A II
                                         ----------- ----------- ------------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  6,189    $  6,820     $ 14,284      $ 27,437      $    18    $    387
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (2,038)     (4,662)      (1,245)       (5,441)        (772)     (1,408)
    Administrative expense..............    (1,446)     (3,296)        (858)       (3,893)        (517)       (996)
                                          --------    --------     --------      --------      -------    --------
    Net investment income (loss)........     2,705      (1,138)      12,181        18,103       (1,271)     (2,017)
                                          --------    --------     --------      --------      -------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    29,978     222,552       87,106       155,677        6,395      36,194
    Cost of investments sold............    25,386     192,602      110,072       131,039        6,395      28,070
                                          --------    --------     --------      --------      -------    --------
       Realized gains (losses) on
        fund shares.....................     4,592      29,950      (22,966)       24,638           --       8,124
Realized gain distributions.............        --      72,416           --            --           --          --
                                          --------    --------     --------      --------      -------    --------
    Net realized gains (losses).........     4,592     102,366      (22,966)       24,638           --       8,124
Change in unrealized gains
 (losses)...............................   139,463     226,793       61,816       147,247           --     109,504
                                          --------    --------     --------      --------      -------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   144,055     329,159       38,850       171,885           --     117,628
                                          --------    --------     --------      --------      -------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $146,760    $328,021     $ 51,031      $189,988      $(1,271)   $115,611
                                          ========    ========     ========      ========      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------
                                                FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                                  FEDERATED     VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                   SERIES     PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- -------------
                                  FEDERATED
                                    PRIME          VIP           VIP                         VIP
                                MONEY FUND II  CONTRAFUND   EQUITY-INCOME  VIP GROWTH    HIGH INCOME  VIP INDEX 500
                                ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $       --    $   51,523     $ 19,196      $  9,113      $ 39,244     $   76,139
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (82,890)      (61,006)     (10,375)      (40,035)       (9,133)       (51,453)
    Administrative
     expense...................      (6,312)       (4,888)        (799)       (3,175)         (746)        (4,111)
                                 ----------    ----------     --------      --------      --------     ----------
    Net investment income
     (loss)....................     (89,202)      (14,371)       8,022       (34,097)       29,365         20,575
                                 ----------    ----------     --------      --------      --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   1,518,063       718,240      171,381       440,679       184,745        864,171
    Cost of investments
     sold......................   1,518,063       571,723      152,525       328,613       184,522        654,600
                                 ----------    ----------     --------      --------      --------     ----------
       Realized gains
        (losses) on fund
        shares.................          --       146,517       18,856       112,066           223        209,571
Realized gain
 distributions.................          --         1,372       51,113         2,170            --         41,502
                                 ----------    ----------     --------      --------      --------     ----------
    Net realized gains
     (losses)..................          --       147,889       69,969       114,236           223        251,073
Change in unrealized gains
 (losses)......................          --     1,132,256      111,031       865,175         2,822        820,621
                                 ----------    ----------     --------      --------      --------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............          --     1,280,145      181,000       979,411         3,045      1,071,694
                                 ----------    ----------     --------      --------      --------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $  (89,202)   $1,265,774     $189,022      $945,314      $ 32,410     $1,092,269
                                 ==========    ==========     ========      ========      ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                             ---------------------------------------------------------------------------------------------------
                                                             FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               FIDELITY      FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               VARIABLE      VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                               INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                             PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                             ------------- ------------- ----------------- ----------------- ----------------- -----------------
                                  VIP                        VIP ASSET                              VIP           VIP FREEDOM
                              INVESTMENT        VIP       MANAGER GROWTH    VIP CONTRAFUND     EQUITY-INCOME    2010 PORTFOLIO
                              GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             ------------- ------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $ 28,763      $ 13,680         $    84         $   392,221        $ 13,771         $   82,155
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........    (14,811)      (11,882)           (684)           (739,250)         (9,911)          (100,213)
    Administrative
     expense................     (1,270)         (967)            (52)            (99,900)           (674)           (13,229)
                               --------      --------         -------         -----------        --------         ----------
    Net investment
     income (loss)..........     12,682           831            (652)           (446,929)          3,186            (31,287)
                               --------      --------         -------         -----------        --------         ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................    170,656       342,238          53,862          18,089,080         189,132          3,056,071
    Cost of investments
     sold...................    168,123       331,621          34,414          16,250,737         174,822          2,731,826
                               --------      --------         -------         -----------        --------         ----------
       Realized gains
        (losses) on
        fund
        shares..............      2,533        10,617          19,448           1,838,343          14,310            324,245
Realized gain
 distributions..............     14,753         3,750              48              13,735          40,872             82,736
                               --------      --------         -------         -----------        --------         ----------
    Net realized gains
     (losses)...............     17,286        14,367          19,496           1,852,078          55,182            406,981
Change in unrealized
 gains (losses).............    (69,382)      229,340          (9,255)         11,905,074          97,733            363,704
                               --------      --------         -------         -----------        --------         ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............    (52,096)      243,707          10,241          13,757,152         152,915            770,685
                               --------      --------         -------         -----------        --------         ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $(39,414)     $244,538         $ 9,589         $13,310,223        $156,101         $  739,398
                               ========      ========         =======         ===========        ========         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                           ------------------------------------------------------------------------------------------
                               FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                             PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                                                  VIP FREEDOM
                              VIP FREEDOM       VIP FREEDOM         INCOME                            VIP GROWTH
                            2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO        VIP GROWTH         & INCOME
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................    $   77,556         $ 36,692          $ 23,433           $    59         $  193,714
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........       (82,416)         (34,705)          (30,089)           (1,973)          (174,202)
   Administrative
    expense...............       (10,990)          (4,835)           (4,183)             (133)           (23,412)
                              ----------         --------          --------           -------         ----------
   Net investment
    income (loss).........       (15,850)          (2,848)          (10,839)           (2,047)            (3,900)
                              ----------         --------          --------           -------         ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................     1,720,600          595,090           721,617            12,590          2,669,316
   Cost of investments
    sold..................     1,484,418          513,990           684,965             7,683          2,068,874
                              ----------         --------          --------           -------         ----------
      Realized gains
       (losses) on
       fund
       shares.............       236,182           81,100            36,652             4,907            600,442
Realized gain
 distributions............        77,472           36,290            20,093                90                 --
                              ----------         --------          --------           -------         ----------
   Net realized gains
    (losses)..............       313,654          117,390            56,745             4,997            600,442
Change in unrealized
 gains (losses)...........       436,212          331,411            28,443            35,819          2,697,176
                              ----------         --------          --------           -------         ----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........       749,866          448,801            85,188            40,816          3,297,618
                              ----------         --------          --------           -------         ----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............    $  734,016         $445,953          $ 74,349           $38,769         $3,293,718
                              ==========         ========          ========           =======         ==========

                           -----------------
                               FIDELITY
                               VARIABLE
                               INSURANCE
                             PRODUCTS FUND
                           (SERVICE CLASS 2)
                              SUB-ACCOUNT
                           -----------------

                                  VIP
                             GROWTH STOCK
                           (SERVICE CLASS 2)
                           -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................     $  4,095
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........      (18,366)
   Administrative
    expense...............       (2,441)
                               --------
   Net investment
    income (loss).........      (16,712)
                               --------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................      408,079
   Cost of investments
    sold..................      327,659
                               --------
      Realized gains
       (losses) on
       fund
       shares.............       80,420
Realized gain
 distributions............      127,515
                               --------
   Net realized gains
    (losses)..............      207,935
Change in unrealized
 gains (losses)...........      168,259
                               --------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........      376,194
                               --------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............     $359,482
                               ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                           ------------------------------------------------------------------------------------------
                               FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                             PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP HIGH                         VIP INVESTMENT                         VIP MONEY
                                INCOME         VIP INDEX 500      GRADE BOND        VIP MID CAP         MARKET
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................    $  285,938        $  144,846           $ 40           $   38,239        $     1,162
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........       (75,315)         (113,850)           (22)            (209,610)          (168,234)
   Administrative
    expense...............        (9,462)          (15,076)            (1)             (28,595)           (20,906)
                              ----------        ----------           ----           ----------        -----------
   Net investment
    income (loss).........       201,161            15,920             17             (199,966)          (187,978)
                              ----------        ----------           ----           ----------        -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................     1,205,249         2,126,043             27            4,412,600         10,641,381
   Cost of investments
    sold..................     1,171,010         1,758,445             27            3,915,744         10,641,381
                              ----------        ----------           ----           ----------        -----------
      Realized gains
       (losses) on
       fund
       shares.............        34,239           367,598             --              496,856                 --
Realized gain
 distributions............            --            76,962             23            1,854,495                 --
                              ----------        ----------           ----           ----------        -----------
   Net realized gains
    (losses)..............        34,239           444,560             23            2,351,351                 --
Change in unrealized
 gains (losses)...........       (25,601)        1,606,292            (99)           2,187,129                 --
                              ----------        ----------           ----           ----------        -----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........         8,638         2,050,852            (76)           4,538,480                 --
                              ----------        ----------           ----           ----------        -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............    $  209,799        $2,066,772           $(59)          $4,338,514        $  (187,978)
                              ==========        ==========           ====           ==========        ===========

                           -----------------
                               FIDELITY
                               VARIABLE
                               INSURANCE
                             PRODUCTS FUND
                           (SERVICE CLASS 2)
                              SUB-ACCOUNT
                           -----------------

                             VIP OVERSEAS
                           (SERVICE CLASS 2)
                           -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................      $  403
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........        (589)
   Administrative
    expense...............         (34)
                                ------
   Net investment
    income (loss).........        (220)
                                ------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................       1,918
   Cost of investments
    sold..................       2,010
                                ------
      Realized gains
       (losses) on
       fund
       shares.............         (92)
Realized gain
 distributions............         139
                                ------
   Net realized gains
    (losses)..............          47
Change in unrealized
 gains (losses)...........       9,142
                                ------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........       9,189
                                ------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............      $8,969
                                ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------------
                                   FRANKLIN       FRANKLIN        FRANKLIN         FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON        TEMPLETON       TEMPLETON      TEMPLETON      TEMPLETON
                                   VARIABLE       VARIABLE        VARIABLE         VARIABLE       VARIABLE       VARIABLE
                                  INSURANCE      INSURANCE        INSURANCE       INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST   PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- ----------------- -------------- -------------- --------------
                                   FRANKLIN       FRANKLIN                                        FRANKLIN       FRANKLIN
                                   FLEX CAP      GROWTH AND                        FRANKLIN      LARGE CAP      SMALL CAP
                                    GROWTH         INCOME       FRANKLIN HIGH       INCOME         GROWTH         VALUE
                                  SECURITIES     SECURITIES   INCOME SECURITIES   SECURITIES     SECURITIES     SECURITIES
                                -------------- -------------- ----------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $      104     $  819,792      $  774,635      $ 9,089,874    $   373,219    $   440,574
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (37,926)      (450,099)       (159,366)      (2,012,950)      (490,159)      (472,165)
    Administrative
     expense...................       (4,923)       (60,917)        (14,675)        (242,546)       (67,745)       (60,431)
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net investment income
     (loss)....................      (42,745)       308,776         600,594        6,834,378       (184,685)       (92,022)
                                  ----------     ----------      ----------      -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    1,124,437      9,714,292       2,519,710       36,152,634     11,748,355     10,213,796
    Cost of investments
     sold......................      776,470      9,051,675       2,296,928       35,255,725      9,636,169      7,251,849
                                  ----------     ----------      ----------      -----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................      347,967        662,617         222,782          896,909      2,112,186      2,961,947
Realized gain
 distributions.................        7,111             --              --               --             --        568,575
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net realized gains
     (losses)..................      355,078        662,617         222,782          896,909      2,112,186      3,530,522
Change in unrealized gains
 (losses)......................      459,889      6,791,710        (199,842)       8,735,010      6,445,924      6,343,375
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............      814,967      7,454,327          22,940        9,631,919      8,558,110      9,873,897
                                  ----------     ----------      ----------      -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................   $  772,222     $7,763,103      $  623,534      $16,466,297    $ 8,373,425    $ 9,781,875
                                  ==========     ==========      ==========      ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                   FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                  INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                   FRANKLIN                                                   TEMPLETON
                                SMALL MID-CAP                 MUTUAL GLOBAL                   DEVELOPING     TEMPLETON
                                    GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES     MARKETS        FOREIGN
                                  SECURITIES     GOVERNMENT     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $     --     $   659,413     $  355,751    $ 1,557,985     $  321,985    $ 2,114,719
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (19,343)       (322,215)      (231,676)    (1,111,247)      (236,097)    (1,265,236)
    Administrative
     expense...................      (2,387)        (43,824)       (31,913)      (136,029)       (31,456)      (151,113)
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net investment income
     (loss)....................     (21,730)        293,374         92,162        310,709         54,432        698,370
                                   --------     -----------     ----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     882,898       9,121,839      5,219,932     22,397,106      4,772,002     24,121,407
    Cost of investments
     sold......................     569,693       9,121,119      4,801,172     19,229,014      4,685,942     22,766,531
                                   --------     -----------     ----------    -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................     313,205             720        418,760      3,168,092         86,060      1,354,876
Realized gain
 distributions.................      73,195              --      1,478,520             --             --             --
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net realized gains
     (losses)..................     386,400             720      1,897,280      3,168,092         86,060      1,354,876
Change in unrealized gains
 (losses)......................      54,991      (1,220,076)     1,802,650     14,717,230       (540,586)    14,695,468
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     441,391      (1,219,356)     3,699,930     17,885,322       (454,526)    16,050,344
                                   --------     -----------     ----------    -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $419,661     $  (925,982)    $3,792,092    $18,196,031     $ (400,094)   $16,748,714
                                   ========     ===========     ==========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                              -------------------------------------------------------------------------------------
                                 FRANKLIN       FRANKLIN
                                TEMPLETON      TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                 VARIABLE       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                              PRODUCTS TRUST PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                              -------------- -------------- ------------- ------------- ------------- -------------
                                TEMPLETON                                                                  VIT
                                  GLOBAL       TEMPLETON         VIT                         VIT        STRATEGIC
                                   BOND          GROWTH       LARGE CAP        VIT        STRATEGIC   INTERNATIONAL
                                SECURITIES     SECURITIES       VALUE     MID CAP VALUE    GROWTH        EQUITY
                              -------------- -------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................   $  82,861       $ 27,035     $   45,000    $   27,957      $   78        $   --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk....................     (23,889)       (13,370)       (60,485)      (54,136)       (224)          (29)
    Administrative
     expense.................      (2,693)        (1,013)        (7,633)       (7,075)        (17)           (2)
                                ---------       --------     ----------    ----------      ------        ------
    Net investment
     income (loss)...........      56,279         12,652        (23,118)      (33,254)       (163)          (31)
                                ---------       --------     ----------    ----------      ------        ------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     421,948        109,177      1,559,681     1,441,925         260         3,011
    Cost of investments
     sold....................     367,426        103,080      1,384,488     1,233,701         189         2,360
                                ---------       --------     ----------    ----------      ------        ------
       Realized gains
        (losses) on
        fund shares..........      54,522          6,097        175,193       208,224          71           651
Realized gain
 distributions...............      21,394             --        429,929       269,757         729            --
                                ---------       --------     ----------    ----------      ------        ------
    Net realized gains
     (losses)................      75,916          6,097        605,122       477,981         800           651
Change in unrealized gains
 (losses)....................    (129,672)       237,908        509,754       561,398       4,339          (250)
                                ---------       --------     ----------    ----------      ------        ------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments.............     (53,756)       244,005      1,114,876     1,039,379       5,139           401
                                ---------       --------     ----------    ----------      ------        ------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................   $   2,523       $256,657     $1,091,758    $1,006,125      $4,976        $  370
                                =========       ========     ==========    ==========      ======        ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      --------------------------------------------------------------------------------
                                      GOLDMAN SACHS GOLDMAN SACHS
                                        VARIABLE      VARIABLE       INVESCO      INVESCO      INVESCO      INVESCO
                                        INSURANCE     INSURANCE    INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT
                                          TRUST         TRUST       SERVICES      SERVICES     SERVICES     SERVICES
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------ ------------ ------------
                                           VIT
                                       STRUCTURED        VIT      INVESCO V.I.  INVESCO V.I.              INVESCO V.I.
                                        SMALL CAP    STRUCTURED     AMERICAN      AMERICAN   INVESCO V.I.     CORE
                                         EQUITY      U.S. EQUITY  FRANCHISE (H)  VALUE (I)   COMSTOCK (J)    EQUITY
                                      ------------- ------------- ------------- ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   79,882    $   61,998    $   363,072  $   312,038   $  507,821  $ 1,195,587
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (126,417)      (90,081)    (1,156,255)    (759,840)    (433,040)  (1,163,598)
    Administrative expense...........     (16,430)      (11,746)       (83,889)     (54,687)     (31,574)     (87,307)
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net investment income
     (loss)..........................     (62,965)      (39,829)      (877,072)    (502,489)      43,207      (55,318)
                                       ----------    ----------    -----------  -----------   ----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   2,683,394     2,370,028     14,184,169   11,218,126    6,781,068   13,839,607
    Cost of investments sold.........   2,351,938     1,947,489     12,228,955    8,875,902    5,195,002    9,825,885
                                       ----------    ----------    -----------  -----------   ----------  -----------
       Realized gains (losses)
        on fund shares...............     331,456       422,539      1,955,214    2,342,224    1,586,066    4,013,722
Realized gain distributions..........   1,008,314            --             --           --           --           --
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net realized gains (losses)......   1,339,770       422,539      1,955,214    2,342,224    1,586,066    4,013,722
Change in unrealized gains
 (losses)............................   1,241,307     1,482,964     26,360,137   11,483,978    7,560,932   17,041,510
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................   2,581,077     1,905,503     28,315,351   13,826,202    9,146,998   21,055,232
                                       ----------    ----------    -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $2,518,112    $1,865,674    $27,438,279  $13,323,713   $9,190,205  $20,999,914
                                       ==========    ==========    ===========  ===========   ==========  ===========

--------
(h)Previously known as Invesco Van Kampen V.I. American Franchise
(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ----------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO         INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES       SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ -----------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                         DIVERSIFIED  DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT    INVESCO V.I.
                                           DIVIDEND      INCOME     INCOME (K)     EQUITY     SECURITIES  HIGH YIELD (L)(M)
                                         ------------ ------------ ------------ ------------ ------------ -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $ 3,399,122   $  421,512   $  429,517   $  722,932   $  382,306     $  888,796
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........  (1,999,505)    (120,813)    (362,033)    (496,080)    (144,357)      (186,863)
    Administrative expense..............    (145,991)      (9,216)     (27,027)     (36,797)     (11,139)       (13,689)
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net investment income
     (loss).............................   1,253,626      291,483       40,457      190,055      226,810        688,244
                                         -----------   ----------   ----------   ----------   ----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................  25,891,420    1,806,570    4,986,752    6,361,079    2,294,749      3,680,145
    Cost of investments sold............  16,740,302    2,074,959    4,322,821    6,378,617    2,314,054      3,694,111
                                         -----------   ----------   ----------   ----------   ----------     ----------
       Realized gains (losses) on
        fund shares.....................   9,151,118     (268,389)     663,931      (17,538)     (19,305)       (13,966)
Realized gain distributions.............          --           --           --           --           --             --
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net realized gains (losses).........   9,151,118     (268,389)     663,931      (17,538)     (19,305)       (13,966)
Change in unrealized gains
 (losses)...............................  28,339,600     (156,215)   5,031,706    6,918,659     (665,786)      (176,959)
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................  37,490,718     (424,604)   5,695,637    6,901,121     (685,091)      (190,925)
                                         -----------   ----------   ----------   ----------   ----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $38,744,344   $ (133,121)  $5,736,094   $7,091,176   $ (458,281)    $  497,319
                                         ===========   ==========   ==========   ==========   ==========     ==========

--------
(k)Previously known as Invesco Van Kampen V.I. Equity and Income
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m)For the period beginning April 26, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------------------
                                              INVESCO         INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                            INVESTMENT      INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                             SERVICES        SERVICES      SERVICES     SERVICES     SERVICES     SERVICES
                                            SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------------- ------------- ------------ ------------ ------------ ------------
                                           INVESCO V.I.    INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                            HIGH YIELD     INTERNATIONAL   MID CAP      MID CAP       MONEY       S&P 500
                                         SECURITIES (L)(N)    GROWTH     CORE EQUITY   GROWTH (O)     MARKET       INDEX
                                         ----------------- ------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 1,151,923     $  270,199    $   80,453   $   32,669   $    3,235   $  643,789
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........        (55,615)      (291,534)     (157,855)    (102,475)    (120,221)    (439,458)
    Administrative expense..............         (3,934)       (22,333)      (11,532)      (7,819)      (9,348)     (31,923)
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net investment income
     (loss).............................      1,092,374        (43,668)      (88,934)     (77,625)    (126,334)     172,408
                                            -----------     ----------    ----------   ----------   ----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     14,265,216      3,047,941     2,133,613    1,206,088    3,896,443    5,832,934
    Cost of investments sold............     17,431,132      2,047,372     1,721,294    1,017,519    3,896,443    4,170,293
                                            -----------     ----------    ----------   ----------   ----------   ----------
       Realized gains (losses) on
        fund shares.....................     (3,165,916)     1,000,569       412,319      188,569           --    1,662,641
Realized gain distributions.............             --             --       812,129           --           --           --
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net realized gains (losses).........     (3,165,916)     1,000,569     1,224,448      188,569           --    1,662,641
Change in unrealized gains
 (losses)...............................      2,545,857      2,637,496     1,592,767    2,233,146           --    6,513,340
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................       (620,059)     3,638,065     2,817,215    2,421,715           --    8,175,981
                                            -----------     ----------    ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $   472,315     $3,594,397    $2,728,281   $2,344,090   $ (126,334)  $8,348,389
                                            ===========     ==========    ==========   ==========   ==========   ==========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                                                                INVESCO        INVESCO        INVESCO
                                  INVESCO      INVESCO         INVESCO         INVESTMENT     INVESTMENT    INVESTMENT
                                 INVESTMENT   INVESTMENT     INVESTMENT         SERVICES       SERVICES      SERVICES
                                  SERVICES     SERVICES       SERVICES        (SERIES II)    (SERIES II)    (SERIES II)
                                SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                ------------ ------------ ----------------- ---------------- ------------ ---------------
                                                            INVESCO V.I.      INVESCO V.I.   INVESCO V.I.
                                INVESCO V.I. INVESCO V.I.       VALUE           AMERICAN       AMERICAN    INVESCO V.I.
                                 TECHNOLOGY   UTILITIES   OPPORTUNITIES (P) FRANCHISE II (Q) VALUE II (R) COMSTOCK II (S)
                                ------------ ------------ ----------------- ---------------- ------------ ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $     --     $174,507      $  107,622        $   67,998    $   180,465    $ 1,622,993
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (33,891)     (79,431)        (95,088)         (442,623)      (507,277)    (1,808,092)
    Administrative
     expense...................     (2,577)      (6,087)         (7,288)          (44,211)       (65,616)      (189,214)
                                  --------     --------      ----------        ----------    -----------    -----------
    Net investment income
     (loss)....................    (36,468)      88,989           5,246          (418,836)      (392,428)      (374,313)
                                  --------     --------      ----------        ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    302,758      995,780       1,129,465         6,690,067     10,000,660     30,894,398
    Cost of investments
     sold......................    216,211      906,522       1,085,201         4,275,776      8,129,965     23,531,977
                                  --------     --------      ----------        ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................     86,547       89,258          44,264         2,414,291      1,870,695      7,362,421
Realized gain distributions....    219,308      121,531              --                --             --             --
                                  --------     --------      ----------        ----------    -----------    -----------
    Net realized gains
     (losses)..................    305,855      210,789          44,264         2,414,291      1,870,695      7,362,421
Change in unrealized gains
 (losses)......................    285,370      247,939       1,947,843         7,015,357      7,961,961     26,745,574
                                  --------     --------      ----------        ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    591,225      458,728       1,992,107         9,429,648      9,832,656     34,107,995
                                  --------     --------      ----------        ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $554,757     $547,717      $1,997,353        $9,010,812    $ 9,440,228    $33,733,682
                                  ========     ========      ==========        ==========    ===========    ===========

--------
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities
(q)Previously known as Invesco Van Kampen V.I. American Franchise II
(r)Previously known as Invesco Van Kampen V.I. American Value II
(s)Previously known as Invesco Van Kampen V.I. Comstock II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         -------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO       INVESCO      INVESCO       INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES      SERVICES     SERVICES
                                         (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)   (SERIES II)
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------- ------------ -------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                             CORE     DIVERSIFIED  DIVERSIFIED   EQUITY AND   GLOBAL CORE   GOVERNMENT
                                          EQUITY II   DIVIDEND II   INCOME II   INCOME II (T)  EQUITY II   SECURITIES II
                                         ------------ ------------ ------------ ------------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 24,138    $  801,078    $  9,407    $   576,921   $  337,231    $ 10,433
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (30,830)     (633,645)     (3,398)      (598,937)    (320,924)     (5,483)
    Administrative expense..............     (3,253)      (53,712)       (225)       (69,981)     (28,610)       (349)
                                           --------    ----------    --------    -----------   ----------    --------
    Net investment income (loss)........     (9,945)      113,721       5,784        (91,997)     (12,303)      4,601
                                           --------    ----------    --------    -----------   ----------    --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    469,682     8,552,194     107,232     12,004,162    3,975,164     146,533
    Cost of investments sold............    348,100     6,092,088     122,242      9,570,235    3,928,147     147,562
                                           --------    ----------    --------    -----------   ----------    --------
       Realized gains (losses) on
        fund shares.....................    121,582     2,460,106     (15,010)     2,433,927       47,017      (1,029)
Realized gain distributions.............         --            --          --             --           --          --
                                           --------    ----------    --------    -----------   ----------    --------
    Net realized gains (losses).........    121,582     2,460,106     (15,010)     2,433,927       47,017      (1,029)
Change in unrealized gains (losses).....    351,527     7,366,409       4,547      5,959,091    3,706,380     (19,732)
                                           --------    ----------    --------    -----------   ----------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    473,109     9,826,515     (10,463)     8,393,018    3,753,397     (20,761)
                                           --------    ----------    --------    -----------   ----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $463,164    $9,940,236    $ (4,679)   $ 8,301,021   $3,741,094    $(16,160)
                                           ========    ==========    ========    ===========   ==========    ========

--------
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                            --------------------------------------------------------------------------------------------------
                               INVESCO          INVESCO              INVESCO           INVESCO       INVESCO        INVESCO
                             INVESTMENT        INVESTMENT           INVESTMENT       INVESTMENT     INVESTMENT    INVESTMENT
                              SERVICES          SERVICES             SERVICES         SERVICES       SERVICES      SERVICES
                             (SERIES II)      (SERIES II)          (SERIES II)       (SERIES II)   (SERIES II)    (SERIES II)
                             SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- -------------------- -------------------- ------------- -------------- -------------
                            INVESCO V.I.                           INVESCO V.I.     INVESCO V.I.   INVESCO V.I.  INVESCO V.I.
                             GROWTH AND       INVESCO V.I.          HIGH YIELD      INTERNATIONAL    MID CAP        MID CAP
                            INCOME II (U) HIGH YIELD II (V)(M) SECURITIES II (V)(N)   GROWTH II   CORE EQUITY II GROWTH II (W)
                            ------------- -------------------- -------------------- ------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..................  $   747,264       $  527,575          $   919,986        $ 45,563       $ 10,905     $   21,941
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk...........     (909,175)        (120,055)             (56,078)        (61,376)       (34,634)      (156,547)
   Administrative
    expense................     (118,975)         (10,482)              (4,972)         (7,971)        (3,756)       (15,537)
                             -----------       ----------          -----------        --------       --------     ----------
   Net investment
    income (loss)..........     (280,886)         397,038              858,936         (23,784)       (27,485)      (150,143)
                             -----------       ----------          -----------        --------       --------     ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
   Proceeds from
    sales..................   19,563,748        1,471,713           11,516,002         945,671        751,877      3,025,894
   Cost of investments
    sold...................   14,796,250        1,503,457           11,672,581         821,654        621,674      2,631,008
                             -----------       ----------          -----------        --------       --------     ----------
      Realized gains
       (losses) on
       fund
       shares..............    4,767,498          (31,744)            (156,579)        124,017        130,203        394,886
Realized gain
 distributions.............      516,388               --                   --              --        151,594             --
                             -----------       ----------          -----------        --------       --------     ----------
   Net realized gains
    (losses)...............    5,283,886          (31,744)            (156,579)        124,017        281,797        394,886
Change in unrealized
 gains (losses)............   12,087,948         (219,606)            (373,766)        589,264        276,142      2,755,865
                             -----------       ----------          -----------        --------       --------     ----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments............   17,371,834         (251,350)            (530,345)        713,281        557,939      3,150,751
                             -----------       ----------          -----------        --------       --------     ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS................  $17,090,948       $  145,688          $   328,591        $689,497       $530,454     $3,000,608
                             ===========       ==========          ===========        ========       ========     ==========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II
(w)Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                   --------------------------------------------------------------------------------------
                                     INVESCO      INVESCO       INVESCO      INVESCO          INVESCO
                                    INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT       INVESTMENT
                                     SERVICES     SERVICES     SERVICES      SERVICES         SERVICES          JANUS
                                   (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)      (SERIES II)      ASPEN SERIES
                                   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                   ------------ ------------ ------------- ------------ -------------------- ------------
                                   INVESCO V.I. INVESCO V.I.                                  INVESCO
                                      MONEY       S&P 500    INVESCO V.I.  INVESCO V.I.      V.I. VALUE         FORTY
                                    MARKET II     INDEX II   TECHNOLOGY II UTILITIES II OPPORTUNITIES II (X)  PORTFOLIO
                                   ------------ ------------ ------------- ------------ -------------------- ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $    261   $ 1,050,696     $    --      $ 4,579         $   68,688         $   65
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (10,786)     (959,593)       (301)      (2,704)           (90,354)          (126)
    Administrative expense........       (756)      (87,989)        (21)        (184)           (10,595)            (9)
                                     --------   -----------     -------      -------         ----------         ------
    Net investment income
     (loss).......................    (11,281)        3,114        (322)       1,691            (32,261)           (70)
                                     --------   -----------     -------      -------         ----------         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     74,566    16,604,246      18,015       48,801          1,757,624            200
    Cost of investments
     sold.........................     74,566    11,828,379      13,944       46,682          1,649,840             93
                                     --------   -----------     -------      -------         ----------         ------
       Realized gains
        (losses) on fund
        shares....................         --     4,775,867       4,071        2,119            107,784            107
Realized gain distributions.......         --            --       1,290        3,517                 --             --
                                     --------   -----------     -------      -------         ----------         ------
    Net realized gains
     (losses).....................         --     4,775,867       5,361        5,636            107,784            107
Change in unrealized gains
 (losses).........................         --    10,896,423      (1,264)       9,239          1,538,631          2,326
                                     --------   -----------     -------      -------         ----------         ------
    Net realized and change in
     unrealized gains (losses)
     on investments...............         --    15,672,290       4,097       14,875          1,646,415          2,433
                                     --------   -----------     -------      -------         ----------         ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................   $(11,281)  $15,675,404     $ 3,775      $16,566         $1,614,154         $2,363
                                     ========   ===========     =======      =======         ==========         ======

--------
(x)Previously known as Invesco Van Kampen V.I. Value Opportunities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                   --------------------------------------------------------------------------------------
                                                  LEGG MASON        LEGG MASON
                                      LAZARD       PARTNERS          PARTNERS
                                    RETIREMENT     VARIABLE          VARIABLE       LORD ABBETT   LORD ABBETT LORD ABBETT
                                   SERIES, INC.  INCOME TRUST   PORTFOLIOS I, INC.  SERIES FUND   SERIES FUND SERIES FUND
                                   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                   ------------ --------------- ------------------ -------------- ----------- -----------
                                                  CLEARBRIDGE
                                                   VARIABLE        CLEARBRIDGE
                                     EMERGING     FUNDAMENTAL     VARIABLE LARGE
                                     MARKETS     ALL CAP VALUE      CAP VALUE                     FUNDAMENTAL GROWTH AND
                                      EQUITY    PORTFOLIO I (Y)  PORTFOLIO I (Z)   BOND-DEBENTURE   EQUITY      INCOME
                                   ------------ --------------- ------------------ -------------- ----------- -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................     $ 10          $ 20              $ 28          $1,161,588   $   14,412  $   86,713
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................       (8)          (20)              (24)           (353,818)     (97,985)   (234,460)
    Administrative expense........       --            (1)               (1)            (49,430)     (13,289)    (32,140)
                                       ----          ----              ----          ----------   ----------  ----------
    Net investment income
     (loss).......................        2            (1)                3             758,340      (96,862)   (179,887)
                                       ----          ----              ----          ----------   ----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........       10            38                27           8,170,708    2,369,429   6,228,132
    Cost of investments
     sold.........................        6            35                20           7,554,663    1,753,848   5,681,979
                                       ----          ----              ----          ----------   ----------  ----------
       Realized gains
        (losses) on fund
        shares....................        4             3                 7             616,045      615,581     546,153
Realized gain distributions.......        4           105                83             468,218      781,100          --
                                       ----          ----              ----          ----------   ----------  ----------
    Net realized gains
     (losses).....................        8           108                90           1,084,263    1,396,681     546,153
Change in unrealized gains
 (losses).........................      (30)          260               334            (216,602)     702,666   4,507,437
                                       ----          ----              ----          ----------   ----------  ----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............      (22)          368               424             867,661    2,099,347   5,053,590
                                       ----          ----              ----          ----------   ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................     $(20)         $367              $427          $1,626,001   $2,002,485  $4,873,703
                                       ====          ====              ====          ==========   ==========  ==========

--------
(y)Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z)Previously known as Legg Mason ClearBridge Variable Large Cap Value
   Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------------
                                                          MFS VARIABLE     MFS VARIABLE                          MFS VARIABLE
                                 LORD ABBETT  LORD ABBETT  INSURANCE        INSURANCE          MFS VARIABLE        INSURANCE
                                 SERIES FUND  SERIES FUND    TRUST            TRUST           INSURANCE TRUST        TRUST
                                 SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                ------------- ----------- ------------ -------------------- ------------------- ---------------
                                   GROWTH       MID-CAP                        MFS                  MFS               MFS
                                OPPORTUNITIES    STOCK     MFS GROWTH  HIGH INCOME (AA)(AB) HIGH YIELD (AA)(AC) INVESTORS TRUST
                                ------------- ----------- ------------ -------------------- ------------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $       --   $   70,395    $  1,627         $ 43,899             $ 7,938          $ 11,711
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (140,576)    (269,669)     (9,016)          (2,418)             (1,396)          (13,318)
    Administrative
     expense...................     (19,203)     (36,624)       (697)            (208)               (120)           (1,064)
                                 ----------   ----------    --------         --------             -------          --------
    Net investment income
     (loss)....................    (159,779)    (235,898)     (8,086)          41,273               6,422            (2,671)
                                 ----------   ----------    --------         --------             -------          --------
NET REALIZED AND
 UNREALIZED GAINS
 ON (LOSSES)
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   3,136,202    6,585,771      58,336          354,039              18,849           105,738
    Cost of investments
     sold......................   2,857,581    5,888,179      43,591          390,496              18,945            72,034
                                 ----------   ----------    --------         --------             -------          --------
       Realized gains
        (losses) on fund
        shares.................     278,621      697,592      14,745          (36,457)                (96)           33,704
Realized gain
 distributions.................   1,563,630           --       5,153               --                  --                --
                                 ----------   ----------    --------         --------             -------          --------
    Net realized gains
     (losses)..................   1,842,251      697,592      19,898          (36,457)                (96)           33,704
Change in unrealized gains
 (losses)......................   1,318,904    4,315,981     198,234            1,026               4,792           248,207
                                 ----------   ----------    --------         --------             -------          --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   3,161,155    5,013,573     218,132          (35,431)              4,696           281,911
                                 ----------   ----------    --------         --------             -------          --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $3,001,376   $4,777,675    $210,046         $  5,842             $11,118          $279,240
                                 ==========   ==========    ========         ========             =======          ========

--------
(aa)On August 16, 2013, MFS High Income merged into MFS High Yield
(ab)For the period beginning January 1, 2013 and ended August 16, 2013
(ac)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      -------------------------------------------------------------------------------------
                                                                                             MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE MFS VARIABLE MFS VARIABLE  MFS VARIABLE     INSURANCE       INSURANCE
                                       INSURANCE    INSURANCE     INSURANCE     INSURANCE        TRUST           TRUST
                                         TRUST        TRUST         TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS)
                                      SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------ ------------ ------------- ------------- --------------- ---------------
                                                                                                             MFS INVESTORS
                                        MFS NEW        MFS           MFS                      MFS GROWTH         TRUST
                                       DISCOVERY     RESEARCH   RESEARCH BOND MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS)
                                      ------------ ------------ ------------- ------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $     --     $  1,989     $ 10,540       $ 5,926        $   138         $ 1,259
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (19,979)      (8,519)     (10,709)       (3,293)        (1,692)         (1,895)
    Administrative expense...........     (1,655)        (614)        (892)         (251)          (115)           (132)
                                        --------     --------     --------       -------        -------         -------
    Net investment income
     (loss)..........................    (21,634)      (7,144)      (1,061)        2,382         (1,669)           (768)
                                        --------     --------     --------       -------        -------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    404,461       41,515       94,320        62,723         17,959          15,699
    Cost of investments sold.........    322,917       29,545       84,479        46,729          9,747           9,559
                                        --------     --------     --------       -------        -------         -------
       Realized gains (losses)
        on fund shares...............     81,544       11,970        9,841        15,994          8,212           6,140
Realized gain distributions..........     13,373        1,482        3,940         4,731            844              --
                                        --------     --------     --------       -------        -------         -------
    Net realized gains
     (losses)........................     94,917       13,452       13,781        20,725          9,056           6,140
Change in unrealized gains
 (losses)............................    483,130      155,603      (33,717)       19,435         26,398          28,710
                                        --------     --------     --------       -------        -------         -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    578,047      169,055      (19,936)       40,160         35,454          34,850
                                        --------     --------     --------       -------        -------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $556,413     $161,911     $(20,997)      $42,542        $33,785         $34,082
                                        ========     ========     ========       =======        =======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                --------------------------------------------------------------------------------------------
                                 MFS VARIABLE    MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   INSURANCE       INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE
                                     TRUST           TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT
                                (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                --------------- --------------- --------------- -------------- -------------- --------------
                                    MFS NEW
                                   DISCOVERY     MFS RESEARCH    MFS UTILITIES    AGGRESSIVE      EUROPEAN        GLOBAL
                                (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) EQUITY (N)(AD)     EQUITY     INFRASTRUCTURE
                                --------------- --------------- --------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $    --         $   177        $ 30,185      $        --     $1,103,642    $ 1,417,415
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (2,217)           (864)        (21,483)         (46,714)      (493,542)      (701,781)
    Administrative
     expense...................        (154)            (63)         (1,435)          (3,354)       (35,677)       (51,444)
                                    -------         -------        --------      -----------     ----------    -----------
    Net investment income
     (loss)....................      (2,371)           (750)          7,267          (50,068)       574,423        664,190
                                    -------         -------        --------      -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      28,659          13,620         137,200       11,156,180      6,649,841      9,396,652
    Cost of investments
     sold......................      20,784           7,502         103,933        8,500,402      6,453,463     11,310,369
                                    -------         -------        --------      -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................       7,875           6,118          33,267        2,655,778        196,378     (1,913,717)
Realized gain distributions....       1,355             148          26,860          672,804             --      4,372,719
                                    -------         -------        --------      -----------     ----------    -----------
    Net realized gains
     (losses)..................       9,230           6,266          60,127        3,328,582        196,378      2,459,002
Change in unrealized gains
 (losses)......................      43,155          11,295         169,140       (2,632,387)     7,900,861      5,021,074
                                    -------         -------        --------      -----------     ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      52,385          17,561         229,267          696,195      8,097,239      7,480,076
                                    -------         -------        --------      -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $50,014         $16,811        $236,534      $   646,127     $8,671,662    $ 8,144,266
                                    =======         =======        ========      ===========     ==========    ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                -------------------------------------------------------------------------------

                                MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY   MORGAN STANLEY
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE         VARIABLE
                                  INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT       INVESTMENT
                                    SERIES         SERIES         SERIES         SERIES           SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- ------------------

                                                  LIMITED                      MULTI CAP
                                 INCOME PLUS      DURATION     MONEY MARKET   GROWTH (AD)   STRATEGIST (N)(AE)
                                -------------- -------------- -------------- -------------- ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $ 3,594,215     $  230,061    $     3,599    $   759,510      $  2,338,143
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (953,453)      (122,114)      (475,437)    (2,333,242)         (337,405)
    Administrative
     expense...................      (70,223)        (8,988)       (34,557)      (161,193)          (23,454)
                                 -----------     ----------    -----------    -----------      ------------
    Net investment income
     (loss)....................    2,570,539         98,959       (506,395)    (1,734,925)        1,977,284
                                 -----------     ----------    -----------    -----------      ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   13,225,402      1,499,895     15,614,349     31,544,313        86,478,678
    Cost of investments
     sold......................   12,020,097      1,765,289     15,614,349     20,820,207       107,727,797
                                 -----------     ----------    -----------    -----------      ------------
       Realized gains
        (losses) on fund
        shares.................    1,205,305       (265,394)            --     10,724,106       (21,249,119)
Realized gain distributions....           --             --             --      2,453,128                --
                                 -----------     ----------    -----------    -----------      ------------
    Net realized gains
     (losses)..................    1,205,305       (265,394)            --     13,177,234       (21,249,119)
Change in unrealized gains
 (losses)......................   (4,111,447)        69,799             --     61,531,007        24,527,813
                                 -----------     ----------    -----------    -----------      ------------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   (2,906,142)      (195,595)            --     74,708,241         3,278,694
                                 -----------     ----------    -----------    -----------      ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $  (335,603)    $  (96,636)   $  (506,395)   $72,973,316      $  5,255,978
                                 ===========     ==========    ===========    ===========      ============

                                ------------------------
                                     MORGAN STANLEY
                                        VARIABLE
                                       INVESTMENT
                                         SERIES
                                    (CLASS Y SHARES)
                                      SUB-ACCOUNT
                                ------------------------
                                       AGGRESSIVE
                                         EQUITY
                                (CLASS Y SHARES) (N)(AF)
                                ------------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................       $        --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................           (75,185)
    Administrative
     expense...................            (5,961)
                                      -----------
    Net investment income
     (loss)....................           (81,146)
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........        15,749,364
    Cost of investments
     sold......................        11,846,045
                                      -----------
       Realized gains
        (losses) on fund
        shares.................         3,903,319
Realized gain distributions....           986,100
                                      -----------
    Net realized gains
     (losses)..................         4,889,419
Change in unrealized gains
 (losses)......................        (3,935,575)
                                      -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............           953,844
                                      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................       $   872,698
                                      ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                    -------------------------------------------------------------------------------------
                                     MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                        VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                                         SERIES           SERIES           SERIES           SERIES           SERIES
                                    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                    ---------------- ---------------- ---------------- ---------------- ----------------
                                        EUROPEAN          GLOBAL                           LIMITED
                                         EQUITY       INFRASTRUCTURE    INCOME PLUS        DURATION       MONEY MARKET
                                    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                    ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................    $  306,474       $  335,317      $ 4,049,635      $   790,462      $     4,250
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk...........................      (183,864)        (225,679)      (1,320,090)        (547,881)        (657,209)
   Administrative expense..........       (13,954)         (16,177)        (132,941)         (47,470)         (63,878)
                                       ----------       ----------      -----------      -----------      -----------
   Net investment income
    (loss).........................       108,656           93,461        2,596,604          195,111         (716,837)
                                       ----------       ----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
   Proceeds from sales.............     2,793,736        2,662,254       19,370,797        6,915,857       25,399,344
   Cost of investments sold........     2,657,055        3,122,467       17,729,738        8,289,871       25,399,344
                                       ----------       ----------      -----------      -----------      -----------
      Realized gains (losses)
       on fund shares..............       136,681         (460,213)       1,641,059       (1,374,014)              --
Realized gain distributions........            --        1,144,198               --               --               --
                                       ----------       ----------      -----------      -----------      -----------
   Net realized gains
    (losses).......................       136,681          683,985        1,641,059       (1,374,014)              --
Change in unrealized gains
 (losses)..........................     2,272,586        1,258,973       (5,079,322)         608,507               --
                                       ----------       ----------      -----------      -----------      -----------
   Net realized and change in
    unrealized gains (losses)
    on investments.................     2,409,267        1,942,958       (3,438,263)        (765,507)              --
                                       ----------       ----------      -----------      -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................    $2,517,923       $2,036,419      $  (841,659)     $  (570,396)     $  (716,837)
                                       ==========       ==========      ===========      ===========      ===========

                                    ---------------------
                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                         SUB-ACCOUNT
                                    ---------------------
                                          MULTI CAP
                                           GROWTH
                                    (CLASS Y SHARES) (AF)
                                    ---------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................      $   142,383
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk...........................         (905,169)
   Administrative expense..........          (76,731)
                                         -----------
   Net investment income
    (loss).........................         (839,517)
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
   Proceeds from sales.............       14,177,934
   Cost of investments sold........        8,529,061
                                         -----------
      Realized gains (losses)
       on fund shares..............        5,648,873
Realized gain distributions........          840,056
                                         -----------
   Net realized gains
    (losses).......................        6,488,929
Change in unrealized gains
 (losses)..........................       17,749,439
                                         -----------
   Net realized and change in
    unrealized gains (losses)
    on investments.................       24,238,368
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................      $23,398,851
                                         ===========

--------
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                   ------------------------------------------------------------------------------------------
                                                             NEUBERGER   NEUBERGER
                                        MORGAN STANLEY        BERMAN      BERMAN
                                           VARIABLE          ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                          INVESTMENT        MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE
                                   SERIES (CLASS Y SHARES)     TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                         SUB-ACCOUNT        SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                   ------------------------ ----------- ----------- ------------- ------------- -------------
                                                                AMT         AMT      OPPENHEIMER   OPPENHEIMER
                                          STRATEGIST         LARGE CAP    MID-CAP      CAPITAL       CAPITAL     OPPENHEIMER
                                   (CLASS Y SHARES) (N)(AG)    VALUE      GROWTH    APPRECIATION   INCOME (AH)    CORE BOND
                                   ------------------------ ----------- ----------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................       $   848,636          $  254      $   --      $ 31,826      $ 35,938      $ 52,182
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................          (177,749)           (321)       (318)      (41,902)      (20,900)      (12,201)
    Administrative expense........           (14,128)            (22)        (20)       (3,289)       (1,574)       (1,014)
                                         -----------          ------      ------      --------      --------      --------
    Net investment income
     (loss).......................           656,759             (89)       (338)      (13,365)       13,464        38,967
                                         -----------          ------      ------      --------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........        36,463,696             683         339       679,314       396,393       157,944
    Cost of investments sold......        44,578,500             765         265       492,863       399,908       191,748
                                         -----------          ------      ------      --------      --------      --------
       Realized gains
        (losses) on fund
        shares....................        (8,114,804)            (82)         74       186,451        (3,515)      (33,804)
Realized gain distributions.......                --              --          --            --            --            --
                                         -----------          ------      ------      --------      --------      --------
    Net realized gains
     (losses).....................        (8,114,804)            (82)         74       186,451        (3,515)      (33,804)
Change in unrealized gains
 (losses).........................         9,582,251           5,628       5,706       643,670       165,916       (19,913)
                                         -----------          ------      ------      --------      --------      --------
    Net realized and change in
     unrealized gains (losses)
     on investments...............         1,467,447           5,546       5,780       830,121       162,401       (53,717)
                                         -----------          ------      ------      --------      --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................       $ 2,124,206          $5,457      $5,442      $816,756      $175,865      $(14,750)
                                         ===========          ======      ======      ========      ========      ========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)
(ah)Previously known as Oppenheimer Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                              -------------------------------------------------------------------------------------------
                                                                                                           OPPENHEIMER
                                                                                                            VARIABLE
                               OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER     ACCOUNT FUNDS
                                VARIABLE      VARIABLE        VARIABLE       VARIABLE       VARIABLE     (SERVICE SHARES
                              ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS       ("SS"))
                               SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                              ------------- ------------- ---------------- ------------- -------------- -----------------
                               OPPENHEIMER
                                DISCOVERY                   OPPENHEIMER                   OPPENHEIMER      OPPENHEIMER
                                 MID CAP     OPPENHEIMER  GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET        CAPITAL
                               GROWTH (AI)   GLOBAL (AJ)       INCOME       MAIN STREET  SMALL CAP (AK) APPRECIATION (SS)
                              ------------- ------------- ---------------- ------------- -------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................   $     66      $ 39,843       $ 112,938       $ 17,722       $ 12,385       $  214,018
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk.....................     (7,907)      (36,090)        (30,950)       (21,500)       (16,288)        (407,813)
   Administrative
    expense..................       (572)       (2,965)         (2,283)        (1,590)        (1,348)         (55,218)
                                --------      --------       ---------       --------       --------       ----------
   Net investment income
    (loss)...................     (8,413)          788          79,705         (5,368)        (5,251)        (249,013)
                                --------      --------       ---------       --------       --------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
   Proceeds from sales.......    105,357       778,411         380,129        286,264        218,006        8,155,153
   Cost of investments
    sold.....................     67,718       573,747         341,966        202,500        128,366        5,913,466
                                --------      --------       ---------       --------       --------       ----------
      Realized gains
       (losses) on fund
       shares................     37,639       204,664          38,163         83,764         89,640        2,241,687
Realized gain distributions..         --            --              --             --         16,305               --
                                --------      --------       ---------       --------       --------       ----------
   Net realized gains
    (losses).................     37,639       204,664          38,163         83,764        105,945        2,241,687
Change in unrealized gains
 (losses)....................    139,183       474,408        (152,941)       335,125        333,264        4,994,090
                                --------      --------       ---------       --------       --------       ----------
   Net realized and change
    in unrealized gains
    (losses) on
    investments..............    176,822       679,072        (114,778)       418,889        439,209        7,235,777
                                --------      --------       ---------       --------       --------       ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS..................   $168,409      $679,860       $ (35,073)      $413,521       $433,958       $6,986,764
                                ========      ========       =========       ========       ========       ==========

--------
(ai)Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj)Previously known as Oppenheimer Global Securities
(ak)Previously known as Oppenheimer Main Street Small Mid Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                ------------------------------------------------------------------------------------
                                  OPPENHEIMER      OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                    VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                 ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS
                                (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES
                                    ("SS"))          ("SS"))         ("SS"))          ("SS"))          ("SS"))
                                  SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- --------------- ---------------- ---------------- ----------------
                                                                   OPPENHEIMER
                                  OPPENHEIMER                       DISCOVERY                        OPPENHEIMER
                                    CAPITAL        OPPENHEIMER       MID CAP        OPPENHEIMER    GLOBAL STRATEGIC
                                INCOME (SS) (AL) CORE BOND (SS)  GROWTH (SS) (AM) GLOBAL (SS) (AN)   INCOME (SS)
                                ---------------- --------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  256,157      $ 1,363,965      $       --       $  164,738      $ 3,223,838
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (171,596)        (374,152)       (118,866)        (203,032)        (982,233)
    Administrative
     expense...................       (23,120)         (52,669)        (15,680)         (27,490)        (134,136)
                                   ----------      -----------      ----------       ----------      -----------
    Net investment income
     (loss)....................        61,441          937,144        (134,546)         (65,784)       2,107,469
                                   ----------      -----------      ----------       ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     3,456,907        8,261,757       2,381,744        4,456,308       17,968,631
    Cost of investments
     sold......................     3,764,808        9,215,350       1,663,416        3,483,169       16,786,265
                                   ----------      -----------      ----------       ----------      -----------
       Realized gains
        (losses) on fund
        shares.................      (307,901)        (953,593)        718,328          973,139        1,182,366
Realized gain distributions....            --               --              --               --               --
                                   ----------      -----------      ----------       ----------      -----------
    Net realized gains
     (losses)..................      (307,901)        (953,593)        718,328          973,139        1,182,366
Change in unrealized gains
 (losses)......................     1,535,951         (534,424)      1,783,403        2,311,278       (4,595,134)
                                   ----------      -----------      ----------       ----------      -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     1,228,050       (1,488,017)      2,501,731        3,284,417       (3,412,768)
                                   ----------      -----------      ----------       ----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $1,289,491      $  (550,873)     $2,367,185       $3,218,633      $(1,305,299)
                                   ==========      ===========      ==========       ==========      ===========

                                ---------------
                                  OPPENHEIMER
                                   VARIABLE
                                 ACCOUNT FUNDS
                                (SERVICE SHARES
                                    ("SS"))
                                  SUB-ACCOUNT
                                ---------------

                                  OPPENHEIMER
                                     MAIN
                                  STREET (SS)
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   413,825
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (682,033)
    Administrative
     expense...................       (91,877)
                                  -----------
    Net investment income
     (loss)....................      (360,085)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    15,514,467
    Cost of investments
     sold......................    11,346,924
                                  -----------
       Realized gains
        (losses) on fund
        shares.................     4,167,543
Realized gain distributions....            --
                                  -----------
    Net realized gains
     (losses)..................     4,167,543
Change in unrealized gains
 (losses)......................     8,531,465
                                  -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    12,699,008
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $12,338,923
                                  ===========

--------
(al)Previously known as Oppenheimer Balanced (SS)
(am)Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an)Previously known as Oppenheimer Global Securities (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------------
                                  OPPENHEIMER
                                   VARIABLE           PIMCO           PIMCO       PIMCO         PIMCO            PIMCO
                                 ACCOUNT FUNDS       VARIABLE       VARIABLE    VARIABLE       VARIABLE         VARIABLE
                                (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE     INSURANCE        INSURANCE
                                    ("SS"))           TRUST           TRUST       TRUST         TRUST            TRUST
                                  SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                --------------- ------------------ ----------- ----------- ---------------- ----------------
                                                                                              PIMCO VIT
                                  OPPENHEIMER                                                 COMMODITY        PIMCO VIT
                                  MAIN STREET                                     PIMCO      REAL RETURN        EMERGING
                                   SMALL CAP       FOREIGN BOND       MONEY       TOTAL        STRATEGY       MARKETS BOND
                                   (SS) (AO)    (US DOLLAR-HEDGED)   MARKET      RETURN    (ADVISOR SHARES) (ADVISOR SHARES)
                                --------------- ------------------ ----------- ----------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  149,738          $  30           $  12       $ 31        $   61,625       $  89,406
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (302,412)           (23)           (281)       (21)          (52,328)        (27,555)
    Administrative
     expense...................      (40,775)            (1)            (19)        (1)           (6,879)         (3,506)
                                  ----------          -----           -----       ----        ----------       ---------
    Net investment income
     (loss)....................     (193,449)             6            (288)         9             2,418          58,345
                                  ----------          -----           -----       ----        ----------       ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    7,569,737             28             963         27         1,110,573         664,362
    Cost of investments
     sold......................    4,796,478             26             963         24         1,576,015         653,617
                                  ----------          -----           -----       ----        ----------       ---------
       Realized gains
        (losses) on fund
        shares.................    2,773,259              2              --          3          (465,442)         10,745
Realized gain
 distributions.................      258,503            106              --         12                --          12,682
                                  ----------          -----           -----       ----        ----------       ---------
    Net realized gains
     (losses)..................    3,031,762            108              --         15          (465,442)         23,427
Change in unrealized gains
 (losses)......................    4,080,369           (129)             --        (71)         (181,668)       (258,884)
                                  ----------          -----           -----       ----        ----------       ---------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    7,112,131            (21)             --        (56)         (647,110)       (235,457)
                                  ----------          -----           -----       ----        ----------       ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $6,918,682          $ (15)          $(288)      $(47)       $ (644,692)      $(177,112)
                                  ==========          =====           =====       ====        ==========       =========

--------
(ao)Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                   -------------------------------------------------------------------------------
                                      PIMCO       PIMCO
                                    VARIABLE     VARIABLE
                                    INSURANCE   INSURANCE    PROFUNDS    PROFUNDS    PROFUNDS        PROFUNDS
                                      TRUST       TRUST         VP          VP          VP              VP
                                   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT
                                   ----------- ------------ ----------- ----------- ----------- ------------------
                                    PIMCO VIT   PIMCO VIT                             PROFUND
                                   REAL RETURN TOTAL RETURN   PROFUND     PROFUND       VP           PROFUND
                                    (ADVISOR     (ADVISOR       VP          VP        MID-CAP           VP
                                     SHARES)     SHARES)    FINANCIALS  HEALTH CARE    VALUE    TELECOMMUNICATIONS
                                   ----------- ------------ ----------- ----------- ----------- ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................... $   85,618  $   443,339    $   15      $   13      $    16          $ 96
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (98,133)    (308,816)      (52)        (54)         (72)          (48)
    Administrative expense........    (12,809)     (40,780)       (6)         (7)          (8)           (5)
                                   ----------  -----------    ------      ------      -------          ----
    Net investment income
     (loss).......................    (25,324)      93,743       (43)        (48)         (64)           43
                                   ----------  -----------    ------      ------      -------          ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........  2,750,076    6,266,539       369         232        6,143           235
    Cost of investments
     sold.........................  2,682,193    6,020,048       314         170        2,216           192
                                   ----------  -----------    ------      ------      -------          ----
       Realized gains
        (losses) on fund
        shares....................     67,883      246,491        55          62        3,927            43
Realized gain distributions.......     40,801      164,622        --          --           --           140
                                   ----------  -----------    ------      ------      -------          ----
    Net realized gains
     (losses).....................    108,684      411,113        55          62        3,927           183
Change in unrealized gains
 (losses).........................   (845,489)  (1,302,005)      996       1,244       (2,482)          128
                                   ----------  -----------    ------      ------      -------          ----
    Net realized and change in
     unrealized gains (losses)
     on investments...............   (736,805)    (890,892)    1,051       1,306        1,445           311
                                   ----------  -----------    ------      ------      -------          ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS....................... $ (762,129) $  (797,149)   $1,008      $1,258      $ 1,381          $354
                                   ==========  ===========    ======      ======      =======          ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------
                                 PROFUNDS       PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                    VP      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                ----------- -------------- -------------- -------------- -------------- --------------
                                  PROFUND    VT AMERICAN                                                  VT GEORGE
                                    VP        GOVERNMENT     VT CAPITAL   VT DIVERSIFIED   VT EQUITY        PUTNAM
                                 UTILITIES      INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED
                                ----------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  492      $  331,262     $   25,600     $  970,312    $ 1,627,483    $ 1,058,652
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (269)       (332,119)       (66,000)      (413,619)    (1,123,338)      (831,064)
    Administrative
     expense...................      (30)             --             --           (271)       (57,951)       (38,359)
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net investment income
     (loss)....................      193            (857)       (40,400)       556,422        446,194        189,229
                                  ------      ----------     ----------     ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      307       6,787,278      1,248,878      6,233,504     19,790,381     12,712,708
    Cost of investments
     sold......................      231       7,745,834        937,815      6,694,262     11,475,096     14,212,124
                                  ------      ----------     ----------     ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................       76        (958,556)       311,063       (460,758)     8,315,285     (1,499,416)
Realized gain distributions....       --              --             --             --             --             --
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net realized gains
     (losses)..................       76        (958,556)       311,063       (460,758)     8,315,285     (1,499,416)
Change in unrealized gains
 (losses)......................    1,849         464,570      1,035,483      1,704,506     12,574,193     10,449,701
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    1,925        (493,986)     1,346,546      1,243,748     20,889,478      8,950,285
                                  ------      ----------     ----------     ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $2,118      $ (494,843)    $1,306,146     $1,800,170    $21,335,672    $ 9,139,514
                                  ======      ==========     ==========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                      VT                            VT             VT
                                 GLOBAL ASSET    VT GLOBAL    GLOBAL HEALTH      GLOBAL     VT GROWTH AND    VT GROWTH
                                  ALLOCATION       EQUITY          CARE        UTILITIES        INCOME     OPPORTUNITIES
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  457,879     $  268,789     $  304,763     $  305,645    $ 2,552,113     $   50,670
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (341,609)      (242,058)      (380,662)      (170,991)    (2,093,397)      (143,891)
    Administrative
     expense...................      (18,950)            --         (7,596)        (3,377)       (56,529)           (53)
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net investment income
     (loss)....................       97,320         26,731        (83,495)       131,277        402,187        (93,274)
                                  ----------     ----------     ----------     ----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    5,703,203      3,329,879      4,597,396      2,410,224     28,829,140      2,294,530
    Cost of investments
     sold......................    4,803,730      3,578,058      3,613,144      2,590,209     28,937,614      1,885,506
                                  ----------     ----------     ----------     ----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares.................      899,473       (248,179)       984,252       (179,985)      (108,474)       409,024
Realized gain distributions....           --             --        869,205        221,854             --             --
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net realized gains
     (losses)..................      899,473       (248,179)     1,853,457         41,869       (108,474)       409,024
Change in unrealized gains
 (losses)......................    3,024,230      4,878,650      7,212,845      1,248,147     43,169,403      2,646,141
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    3,923,703      4,630,471      9,066,302      1,290,016     43,060,929      3,055,165
                                  ----------     ----------     ----------     ----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $4,021,023     $4,657,202     $8,982,807     $1,421,293    $43,463,116     $2,961,891
                                  ==========     ==========     ==========     ==========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                                                    VT             VT             VT
                                                              INTERNATIONAL  INTERNATIONAL  INTERNATIONAL
                                VT HIGH YIELD    VT INCOME        EQUITY         GROWTH         VALUE       VT INVESTORS
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $3,008,739    $ 3,463,942    $ 1,388,970     $  151,608     $  400,841    $   826,776
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (593,688)    (1,225,626)    (1,365,576)      (196,849)      (214,714)      (758,967)
    Administrative
     expense...................      (43,287)       (88,216)       (81,088)            --             --        (16,580)
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net investment income
     (loss)....................    2,371,764      2,150,100        (57,694)       (45,241)       186,127         51,229
                                  ----------    -----------    -----------     ----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    9,738,813     21,411,433     20,548,977      2,424,549      2,562,122     10,232,125
    Cost of investments
     sold......................    9,576,347     21,439,904     23,734,987      2,040,028      3,255,159      8,610,131
                                  ----------    -----------    -----------     ----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................      162,466        (28,471)    (3,186,010)       384,521       (693,037)     1,621,994
Realized gain
 distributions.................           --             --             --             --             --             --
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net realized gains
     (losses)..................      162,466        (28,471)    (3,186,010)       384,521       (693,037)     1,621,994
Change in unrealized gains
 (losses)......................       26,536     (1,820,516)    25,060,014      2,311,028      3,441,218     14,020,635
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............      189,002     (1,848,987)    21,874,004      2,695,549      2,748,181     15,642,629
                                  ----------    -----------    -----------     ----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................   $2,560,766    $   301,113    $21,816,310     $2,650,308     $2,934,308    $15,693,858
                                  ==========    ===========    ===========     ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                      VT        VT MULTI CAP   VT MULTI CAP                  VT SMALL CAP
                                 MONEY MARKET      GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $     7,192    $   406,666     $   86,334     $  290,606    $   394,826    $   893,171
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................   (1,006,319)    (1,090,276)       (97,605)      (354,505)      (663,145)    (1,552,218)
    Administrative
     expense...................     (109,808)       (14,701)            --         (4,616)       (15,763)       (65,667)
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net investment income
     (loss)....................   (1,108,935)      (698,311)       (11,271)       (68,515)      (284,082)      (724,714)
                                 -----------    -----------     ----------     ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   46,786,809     13,688,070      1,671,657      4,791,654     10,361,857     23,218,830
    Cost of investments
     sold......................   46,786,809     11,394,347      1,385,161      3,667,152      8,881,527     19,189,734
                                 -----------    -----------     ----------     ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................           --      2,293,723        286,496      1,124,502      1,480,330      4,029,096
Realized gain distributions....           --             --             --             --        671,989             --
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net realized gains
     (losses)..................           --      2,293,723        286,496      1,124,502      2,152,319      4,029,096
Change in unrealized gains
 (losses)......................           --     21,820,184      2,103,067      5,938,683     12,462,880     34,810,368
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............           --     24,113,907      2,389,563      7,063,185     14,615,199     38,839,464
                                 -----------    -----------     ----------     ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $(1,108,935)   $23,415,596     $2,378,292     $6,994,670    $14,331,117    $38,114,750
                                 ===========    ===========     ==========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         ------------------------------------------------------------------------------------
                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- -------------- ------------- ------------- -------------
                                                                       VAN KAMPEN
                                          VAN KAMPEN    VAN KAMPEN     UIF GLOBAL
                                           UIF CORE    UIF EMERGING  TACTICAL ASSET                VAN KAMPEN    VAN KAMPEN
                                          PLUS FIXED      MARKETS      ALLOCATION    VAN KAMPEN    UIF MID CAP    UIF U.S.
                                            INCOME        EQUITY     PORTFOLIO (AE)  UIF GROWTH      GROWTH      REAL ESTATE
                                         ------------- ------------- -------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 29,229     $   306,622   $   104,459    $  109,986    $   56,204    $  223,103
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (11,820)       (400,311)     (891,910)     (367,617)     (248,982)     (328,743)
    Administrative expense..............       (766)        (25,943)      (61,063)      (29,591)      (15,787)      (20,895)
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net investment income (loss)........     16,643        (119,632)     (848,514)     (287,222)     (208,565)     (126,535)
                                           --------     -----------   -----------    ----------    ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    248,497       5,809,246    13,239,872     6,468,661     4,577,859     4,219,514
    Cost of investments sold............    253,258       5,253,778    12,996,406     4,122,919     3,778,284     3,696,090
                                           --------     -----------   -----------    ----------    ----------    ----------
       Realized gains (losses) on
        fund shares.....................     (4,761)        555,468       243,466     2,345,742       799,575       523,424
Realized gain distributions.............         --              --            --       917,158       348,747            --
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net realized gains (losses).........     (4,761)        555,468       243,466     3,262,900     1,148,322       523,424
Change in unrealized gains (losses).....    (28,226)     (1,186,166)    9,141,244     6,322,922     3,824,471      (195,383)
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (32,987)       (630,698)    9,384,710     9,585,822     4,972,793       328,041
                                           --------     -----------   -----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $(16,344)    $  (750,330)  $ 8,536,196    $9,298,600    $4,764,228    $  201,506
                                           ========     ===========   ===========    ==========    ==========    ==========

--------
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      ----------------------------------------------------------------------------------------
                                      THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL   THE UNIVERSAL    THE UNIVERSAL THE UNIVERSAL
                                      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL INSTITUTIONAL
                                       FUNDS, INC.   FUNDS, INC.   FUNDS, INC.     FUNDS, INC.      FUNDS, INC.   FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)       (CLASS II)      (CLASS II)    (CLASS II)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------------ ------------- -------------
                                                                                    VAN KAMPEN
                                                     VAN KAMPEN                     UIF GLOBAL
                                       VAN KAMPEN   UIF EMERGING   VAN KAMPEN     TACTICAL ASSET                  VAN KAMPEN
                                      UIF EMERGING     MARKETS     UIF GLOBAL       ALLOCATION      VAN KAMPEN    UIF MID CAP
                                      MARKETS DEBT     EQUITY       FRANCHISE       PORTFOLIO       UIF GROWTH      GROWTH
                                       (CLASS II)    (CLASS II)    (CLASS II)   (CLASS II) (M)(AG)  (CLASS II)    (CLASS II)
                                      ------------- ------------- ------------- ------------------ ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   537,059   $  116,662    $ 1,288,514      $   37,346      $   14,867    $   57,775
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (189,616)    (153,880)      (720,744)       (361,989)        (97,657)     (353,711)
    Administrative expense...........      (25,780)     (20,064)       (95,137)        (28,374)        (13,215)      (45,773)
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net investment income
     (loss)..........................      321,663      (57,282)       472,633        (353,017)        (96,005)     (341,709)
                                       -----------   ----------    -----------      ----------      ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    3,765,056    3,385,813     14,412,371       4,876,888       2,573,854     7,729,433
    Cost of investments sold.........    3,533,190    3,219,753     11,784,199       4,682,583       1,551,566     6,602,251
                                       -----------   ----------    -----------      ----------      ----------    ----------
       Realized gains (losses)
        on fund shares...............      231,866      166,060      2,628,172         194,305       1,022,288     1,127,182
Realized gain distributions..........      167,120           --      4,199,740              --         272,419       546,081
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net realized gains (losses)......      398,986      166,060      6,827,912         194,305       1,294,707     1,673,263
Change in unrealized gains
 (losses)............................   (2,187,913)    (422,654)       889,359       2,925,892       1,383,066     5,862,370
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   (1,788,927)    (256,594)     7,717,271       3,120,197       2,677,773     7,535,633
                                       -----------   ----------    -----------      ----------      ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,467,264)  $ (313,876)   $ 8,189,904      $2,767,180      $2,581,768    $7,193,924
                                       ===========   ==========    ===========      ==========      ==========    ==========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                           ----------------------------
                                                                           THE UNIVERSAL  THE UNIVERSAL
                                                                           INSTITUTIONAL  INSTITUTIONAL
                                                                            FUNDS, INC.    FUNDS, INC.
                                                                             (CLASS II)    (CLASS II)
                                                                            SUB-ACCOUNT    SUB-ACCOUNT
                                                                           -------------- -------------
                                                                           VAN KAMPEN UIF  VAN KAMPEN
                                                                           SMALL COMPANY    UIF U.S.
                                                                               GROWTH      REAL ESTATE
                                                                             (CLASS II)    (CLASS II)
                                                                           -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................................................   $       --    $  340,600
Charges from Allstate Life Insurance Company:
    Mortality and expense risk............................................     (168,871)     (579,435)
    Administrative expense................................................      (21,246)      (78,038)
                                                                             ----------    ----------
    Net investment income (loss)..........................................     (190,117)     (316,873)
                                                                             ----------    ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales...................................................    3,323,625     9,571,553
    Cost of investments sold..............................................    2,270,792     8,520,484
                                                                             ----------    ----------
       Realized gains (losses) on fund shares.............................    1,052,833     1,051,069
Realized gain distributions...............................................      427,335            --
                                                                             ----------    ----------
    Net realized gains (losses)...........................................    1,480,168     1,051,069
Change in unrealized gains (losses).......................................    4,540,284      (418,503)
                                                                             ----------    ----------
    Net realized and change in unrealized gains (losses) on investments...    6,020,452       632,566
                                                                             ----------    ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........................   $5,830,335    $  315,693
                                                                             ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ------------------------------------------------------------------------
                                                 ADVANCED                ADVANCED                 ADVANCED
                                               SERIES TRUST            SERIES TRUST             SERIES TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  -----------------------
                                                    AST                                             AST
                                            ACADEMIC STRATEGIES             AST                   BALANCED
                                             ASSET ALLOCATION       ADVANCED STRATEGIES       ASSET ALLOCATION
                                          ----------------------  ----------------------  -----------------------
                                             2013        2012        2013        2012         2013        2012
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (110,236) $  (43,531) $  (43,137) $   (5,387) $  (141,336) $  (46,328)
Net realized gains (losses)..............    206,633     147,480     114,138      67,860      254,469     543,557
Change in unrealized gains (losses)......    405,766     553,603     284,564     198,510    1,313,503     363,232
                                          ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    502,163     657,552     355,565     260,983    1,426,636     860,461
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,500       1,500          --          --        1,950      51,150
Benefit payments.........................         --          --          --          --         (512)     20,724
Payments on termination..................   (587,212)   (808,293)   (331,198)   (114,346)    (680,856)   (926,044)
Contract Maintenance Charge..............    (17,306)    (17,310)     (9,372)     (9,125)     (47,703)    (44,589)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (262,264)    397,208      79,418     261,326      284,603     943,234
                                          ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (865,282)   (426,895)   (261,152)    137,855     (442,518)     44,475
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (363,119)    230,657      94,413     398,838      984,118     904,936
NET ASSETS AT BEGINNING OF
 PERIOD..................................  6,651,435   6,420,778   2,580,169   2,181,331    9,092,177   8,187,241
                                          ----------  ----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $6,288,316  $6,651,435  $2,674,582  $2,580,169  $10,076,295  $9,092,177
                                          ==========  ==========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    666,613     713,127     233,114     220,421      852,585     850,472
       Units issued......................     57,177     122,639      19,369      48,660       62,073     227,139
       Units redeemed....................   (140,910)   (169,153)    (41,500)    (35,967)     (99,848)   (225,026)
                                          ----------  ----------  ----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................    582,880     666,613     210,983     233,114      814,810     852,585
                                          ==========  ==========  ==========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                         ADVANCED            ADVANCED            ADVANCED
                                                       SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  -------------------  ------------------
                                                            AST                AST                  AST
                                                     BLACKROCK GLOBAL          BOND                BOND
                                                        STRATEGIES        PORTFOLIO 2018      PORTFOLIO 2019
                                                     ----------------  -------------------  ------------------
                                                       2013     2012     2013       2012      2013      2012
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (278) $   (48) $ (9,581) $  (8,017) $ (6,123) $ (3,417)
Net realized gains (losses).........................      19       --     3,776     20,453      (556)   35,833
Change in unrealized gains (losses).................   1,843      403   (23,824)    18,295   (15,520)  (19,922)
                                                     -------  -------  --------  ---------  --------  --------
Increase (decrease) in net assets from operations...   1,584      355   (29,629)    30,731   (22,199)   12,494
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --        --         --        --        --
Benefit payments....................................      --       --        --         --        --        --
Payments on termination.............................      --       --   (31,500)  (212,353)       --        --
Contract Maintenance Charge.........................      (7)      --      (385)      (385)      (35)      (35)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --   16,945         1         --         1        --
                                                     -------  -------  --------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................      (7)  16,945   (31,884)  (212,738)      (34)      (35)
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   1,577   17,300   (61,513)  (182,007)  (22,233)   12,459
NET ASSETS AT BEGINNING OF PERIOD...................  17,300       --   659,659    841,666   335,425   322,966
                                                     -------  -------  --------  ---------  --------  --------
NET ASSETS AT END OF PERIOD......................... $18,877  $17,300  $598,146  $ 659,659  $313,192  $335,425
                                                     =======  =======  ========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,711       --    45,888     60,973    23,474    23,476
       Units issued.................................      --    1,711        --         --        --        --
       Units redeemed...............................      --       --    (2,259)   (15,085)       (3)       (2)
                                                     -------  -------  --------  ---------  --------  --------
    Units outstanding at end of period..............   1,711    1,711    43,629     45,888    23,471    23,474
                                                     =======  =======  ========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 -----------------------------------------------------------------
                                                       ADVANCED              ADVANCED              ADVANCED
                                                     SERIES TRUST          SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------  --------------------  --------------------
                                                          AST                   AST                   AST
                                                         BOND                  BOND                  BOND
                                                    PORTFOLIO 2021        PORTFOLIO 2022        PORTFOLIO 2023
                                                 --------------------  --------------------  --------------------
                                                    2013       2012       2013       2012       2013     2012 (AQ)
                                                 ---------  ---------  ---------  ---------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (2,409) $  (3,701) $  (5,190) $ (10,811) $  (13,140) $   (672)
Net realized gains (losses).....................    25,566     19,701     20,518     24,633     (33,659)       15
Change in unrealized gains (losses).............   (35,292)       424    (47,909)    22,787     (33,855)      256
                                                 ---------  ---------  ---------  ---------  ----------  --------
Increase (decrease) in net assets from
 operations.....................................   (12,135)    16,424    (32,581)    36,609     (80,654)     (401)
                                                 ---------  ---------  ---------  ---------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        --         --         --         --          --        --
Benefit payments................................        (4)        --         --         --          --        --
Payments on termination.........................        --         --         --    (68,372)    (55,705)   (1,077)
Contract Maintenance Charge.....................        --       (121)      (117)      (390)       (544)       --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (324,588)  (116,946)  (390,017)   (43,000)  1,213,207   193,039
                                                 ---------  ---------  ---------  ---------  ----------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (324,592)  (117,067)  (390,134)  (111,762)  1,156,958   191,962
                                                 ---------  ---------  ---------  ---------  ----------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (336,727)  (100,643)  (422,715)   (75,153)  1,076,304   191,561
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   336,727    437,370    557,943    633,096     191,561        --
                                                 ---------  ---------  ---------  ---------  ----------  --------
NET ASSETS AT END OF PERIOD..................... $      --  $ 336,727  $ 135,228  $ 557,943  $1,267,865  $191,561
                                                 =========  =========  =========  =========  ==========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    24,643     33,552     44,497     52,554      18,361        --
       Units issued.............................        --         --      7,500     25,837     259,668    18,463
       Units redeemed...........................   (24,643)    (8,909)   (39,778)   (33,894)   (140,326)     (102)
                                                 ---------  ---------  ---------  ---------  ----------  --------
    Units outstanding at end of period..........        --     24,643     12,219     44,497     137,703    18,361
                                                 =========  =========  =========  =========  ==========  ========

--------
(aq)For the period beginning January 3, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                            --------------------------------------------------------
                                                               ADVANCED           ADVANCED             ADVANCED
                                                             SERIES TRUST       SERIES TRUST         SERIES TRUST
                                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                            -------------- ----------------------  ----------------
                                                                 AST                 AST                  AST
                                                                 BOND          CAPITAL GROWTH           COHEN &
                                                            PORTFOLIO 2024    ASSET ALLOCATION       STEERS REALTY
                                                            -------------- ----------------------  ----------------
                                                               2013 (A)       2013        2012       2013     2012
                                                            -------------- ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
    Net investment income (loss)...........................    $ (2,386)   $ (115,623) $  (46,817) $(1,194) $   155
    Net realized gains (losses)............................      (5,208)      267,545     132,191     (227)     (85)
    Change in unrealized gains (losses)....................      (5,959)    1,192,936     563,598      840    6,740
                                                               --------    ----------  ----------  -------  -------
    Increase (decrease) in net assets from operations......     (13,553)    1,344,858     648,972     (581)   6,810
                                                               --------    ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
    Deposits...............................................          --         3,840     605,024       --       --
    Benefit payments.......................................          --            --          --       --       --
    Payments on termination................................     (14,892)     (724,647)   (767,006)  (3,324)      --
    Contract Maintenance Charge............................          --       (25,900)    (20,869)     (30)     (31)
    Transfers among the sub-accounts and with the Fixed
     Account--net..........................................     267,770       464,683     588,737   14,259   24,980
                                                               --------    ----------  ----------  -------  -------
    Increase (decrease) in net assets from contract
     transactions..........................................     252,878      (282,024)    405,886   10,905   24,949
                                                               --------    ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS..........................     239,325     1,062,834   1,054,858   10,324   31,759
NET ASSETS AT BEGINNING OF PERIOD..........................          --     6,389,795   5,334,937   74,237   42,478
                                                               --------    ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD................................    $239,325    $7,452,629  $6,389,795  $84,561  $74,237
                                                               ========    ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period...............          --       646,748     606,816    6,267    4,104
    Units issued...........................................      55,206        99,918     269,982    1,085    2,182
    Units redeemed.........................................     (27,875)     (122,025)   (230,050)    (354)     (19)
                                                               --------    ----------  ----------  -------  -------
    Units outstanding at end of period.....................      27,331       624,641     646,748    6,998    6,267
                                                               ========    ==========  ==========  =======  =======

--------
(a)For the period beginning January 2, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                   -------------------------------------------------------------
                                                       ADVANCED           ADVANCED              ADVANCED
                                                     SERIES TRUST       SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------  ------------------  ----------------------
                                                          AST                AST                   AST
                                                       FEDERATED        FI PYRAMIS(R)          FIRST TRUST
                                                   AGGRESSIVE GROWTH  ASSET ALLOCATION       BALANCED TARGET
                                                   ----------------  ------------------  ----------------------
                                                     2013     2012     2013      2012       2013        2012
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (272) $  (230) $ (4,315) $ (2,006) $  (41,385) $   11,699
Net realized gains (losses).......................     787      301     6,560     6,049     156,064      43,572
Change in unrealized gains (losses)...............   6,799    2,789    42,465    16,592     181,511     139,527
                                                   -------  -------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations.   7,314    2,860    44,710    20,635     296,190     194,798
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --       --        --        --       6,425          --
Benefit payments..................................    (291)   6,571        --        --          --          --
Payments on termination...........................    (721)  (5,693)   (3,566)   (1,075)   (448,080)   (216,303)
Contract Maintenance Charge.......................     (13)     (15)   (1,436)   (1,227)     (8,773)     (8,828)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (987)  (1,139)   57,893    27,195       1,315     204,589
                                                   -------  -------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................  (2,012)    (276)   52,891    24,893    (449,113)    (20,542)
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................   5,302    2,584    97,601    45,528    (152,923)    174,256
NET ASSETS AT BEGINNING OF PERIOD.................  19,878   17,294   220,788   175,260   2,554,969   2,380,713
                                                   -------  -------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD....................... $25,180  $19,878  $318,389  $220,788  $2,402,046  $2,554,969
                                                   =======  =======  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   2,015    2,093    20,475    18,206     262,532     266,493
       Units issued...............................     214      776     9,190     7,308      69,597      59,409
       Units redeemed.............................    (395)    (854)   (4,455)   (5,039)   (113,233)    (63,370)
                                                   -------  -------  --------  --------  ----------  ----------
    Units outstanding at end of period............   1,834    2,015    25,210    20,475     218,896     262,532
                                                   =======  =======  ========  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------
                                                            ADVANCED            ADVANCED          ADVANCED
                                                          SERIES TRUST        SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                                     ----------------------  --------------  -----------------
                                                          AST FRANKLIN
                                                            TEMPLETON              AST              AST
                                                         FOUNDING FUNDS          GLOBAL        GOLDMAN SACHS
                                                           ALLOCATION          REAL ESTATE   CONCENTRATED GROWTH
                                                     ----------------------  --------------  -------------------
                                                        2013      2012 (AR)   2013    2012     2013      2012
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (45,339) $  (11,469) $  (41) $    4  $  (624)  $   (463)
Net realized gains (losses).........................     76,566      (5,286)     72      19    2,739      2,128
Change in unrealized gains (losses).................    627,135      36,306      48     534   10,692      6,921
                                                     ----------  ----------  ------  ------  -------   --------
Increase (decrease) in net assets from operations...    658,362      19,551      79     557   12,807      8,586
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................        600         600      --      --       --         --
Benefit payments....................................         --          --      --      --       --         --
Payments on termination.............................   (251,736)    (83,686)   (182)    (91)  (6,299)   (12,185)
Contract Maintenance Charge.........................    (17,601)     (4,712)    (15)    (15)     (42)       (41)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (43,013)  3,059,005      --     124     (530)       (84)
                                                     ----------  ----------  ------  ------  -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (311,750)  2,971,207    (197)     18   (6,871)   (12,310)
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS...................    346,612   2,990,758    (118)    575    5,936     (3,724)
NET ASSETS AT BEGINNING OF PERIOD...................  2,990,758          --   2,759   2,184   48,943     52,667
                                                     ----------  ----------  ------  ------  -------   --------
NET ASSETS AT END OF PERIOD......................... $3,337,370  $2,990,758  $2,641  $2,759  $54,879   $ 48,943
                                                     ==========  ==========  ======  ======  =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    277,762          --     245     242    4,403      5,619
       Units issued.................................     42,279     298,414      --      13       --         16
       Units redeemed...............................    (67,538)    (20,652)    (17)    (10)    (549)    (1,232)
                                                     ----------  ----------  ------  ------  -------   --------
    Units outstanding at end of period..............    252,503     277,762     228     245    3,854      4,403
                                                     ==========  ==========  ======  ======  =======   ========

--------
(ar)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ---------------------------------------------------------
                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  -----------------  ------------------
                                                            AST                AST                 AST
                                                       GOLDMAN SACHS      GOLDMAN SACHS       GOLDMAN SACHS
                                                      LARGE-CAP VALUE     MID-CAP GROWTH     MULTI-ASSET (B)
                                                     -----------------  -----------------  ------------------
                                                       2013     2012      2013     2012      2013      2012
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (118) $    (37) $  (619) $   (541) $ (7,791) $ (4,180)
Net realized gains (losses).........................       8    (3,585)     152     5,518    10,143    18,491
Change in unrealized gains (losses).................   2,702     5,258   13,286     2,733    39,370    26,038
                                                     -------  --------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...   2,592     1,636   12,819     7,710    41,722    40,349
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --        --        --        --
Benefit payments....................................      --        --       --        --        --        --
Payments on termination.............................      --   (12,705)    (394)  (12,760)   (1,940)   (2,240)
Contract Maintenance Charge.........................     (13)      (11)     (12)      (12)   (2,434)   (2,187)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1     3,415     (118)      (40)   (6,314)   37,783
                                                     -------  --------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     (12)   (9,301)    (524)  (12,812)  (10,688)   33,356
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   2,580    (7,665)  12,295    (5,102)   31,034    73,705
NET ASSETS AT BEGINNING OF PERIOD...................   8,128    15,793   42,404    47,506   543,200   469,495
                                                     -------  --------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $10,708  $  8,128  $54,699  $ 42,404  $574,234  $543,200
                                                     =======  ========  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     937     2,172    3,347     4,437    49,920    46,832
       Units issued.................................      --       394       --         3     6,994     7,502
       Units redeemed...............................      (2)   (1,629)     (38)   (1,093)   (8,191)   (4,414)
                                                     -------  --------  -------  --------  --------  --------
    Units outstanding at end of period..............     935       937    3,309     3,347    48,723    49,920
                                                     =======  ========  =======  ========  ========  ========

--------
(b)Previously known as AST Horizon Moderate Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                              ------------------------------------------------------
                                                                 ADVANCED         ADVANCED             ADVANCED
                                                               SERIES TRUST     SERIES TRUST         SERIES TRUST
                                                                SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                              --------------  ------------------  -----------------
                                                                    AST              AST
                                                               GOLDMAN SACHS       HERNDON               AST
                                                              SMALL-CAP VALUE LARGE-CAP VALUE (C)     HIGH YIELD
                                                              --------------  ------------------- -----------------
                                                               2013    2012     2013      2012      2013      2012
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (88) $  (42) $  (312)  $   (41)  $ (1,180) $ 3,312
Net realized gains (losses)..................................     62      23      473       (97)     1,663      100
Change in unrealized gains (losses)..........................  2,117     731    6,718     1,965      4,615    2,673
                                                              ------  ------  -------   -------   --------  -------
Increase (decrease) in net assets from operations............  2,091     712    6,879     1,827      5,098    6,085
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --      --       --        --         --       --
Benefit payments.............................................     --      --       --        --       (259)   6,570
Payments on termination......................................   (120)    (89)  (2,881)     (487)   (17,739)  (1,007)
Contract Maintenance Charge..................................    (16)    (15)     (15)      (13)       (36)     (31)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................     --     132     (546)    5,320     16,823   39,903
                                                              ------  ------  -------   -------   --------  -------
Increase (decrease) in net assets from contract transactions.   (136)     28   (3,442)    4,820     (1,211)  45,435
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS............................  1,955     740    3,437     6,647      3,887   51,520
NET ASSETS AT BEGINNING OF PERIOD............................  5,738   4,998   22,028    15,381     84,788   33,268
                                                              ------  ------  -------   -------   --------  -------
NET ASSETS AT END OF PERIOD.................................. $7,693  $5,738  $25,465   $22,028   $ 88,675  $84,788
                                                              ======  ======  =======   =======   ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    419     417    2,540     1,989      6,352    2,802
       Units issued..........................................     --      10      135       648      1,202    3,675
       Units redeemed........................................     (9)     (8)    (464)      (97)    (1,306)    (125)
                                                              ------  ------  -------   -------   --------  -------
    Units outstanding at end of period.......................    410     419    2,211     2,540      6,248    6,352
                                                              ======  ======  =======   =======   ========  =======

--------
(c)Previously known as AST BlackRock Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                   ------------------------------------------------------------------
                                                       ADVANCED              ADVANCED               ADVANCED
                                                     SERIES TRUST          SERIES TRUST           SERIES TRUST
                                                      SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
                                                   -------------------  -----------------   ------------------------
                                                                                                       AST
                                                          AST                  AST                 INVESTMENT
                                                   INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                   -------------------- -----------------   ------------------------
                                                     2013       2012      2013      2012        2013         2012
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (635)   $   (24)  $  (855)  $    740  $   (48,921) $   (30,264)
Net realized gains (losses).......................   1,337       (394)     (597)    (3,138)      92,417      298,732
Change in unrealized gains (losses)...............   7,346      8,789    12,363     11,366     (174,643)     213,149
                                                    -------   -------   -------   --------  -----------  -----------
Increase (decrease) in net assets from operations.   8,048      8,371    10,911      8,968     (131,147)     481,617
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRA CT TRANSACTIONS
Deposits..........................................      --         --     1,380         --           --           --
Benefit payments..................................      --         --        --         --           --           --
Payments on termination...........................  (8,523)    (3,886)   (9,556)   (10,425)    (351,001)    (831,008)
Contract Maintenance Charge.......................     (30)       (38)      (33)       (33)     (25,177)     (43,448)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (1,245)       (40)        7         --   (1,739,738)  (4,629,378)
                                                    -------   -------   -------   --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.....................................  (9,798)    (3,964)   (8,202)   (10,458)  (2,115,916)  (5,503,834)
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS.................  (1,750)     4,407     2,709     (1,490)  (2,247,063)  (5,022,217)
NET ASSETS AT BEGINNING OF PERIOD.................  51,242     46,835    62,177     63,667    4,735,331    9,757,548
                                                    -------   -------   -------   --------  -----------  -----------
NET ASSETS AT END OF PERIOD....................... $49,492    $51,242   $64,886   $ 62,177  $ 2,488,268  $ 4,735,331
                                                    =======   =======   =======   ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   6,085      6,609     7,629      9,007      306,627      680,880
       Units issued...............................     513         37       169         --      122,238      443,155
       Units redeemed.............................  (1,606)      (561)   (1,052)    (1,378)    (259,534)    (817,408)
                                                    -------   -------   -------   --------  -----------  -----------
    Units outstanding at end of period............   4,992      6,085     6,746      7,629      169,331      306,627
                                                    =======   =======   =======   ========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------------
                                                      ADVANCED           ADVANCED                    ADVANCED
                                                    SERIES TRUST       SERIES TRUST                SERIES TRUST
                                                     SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                                                 ------------------  -----------------------  ----------------------
                                                         AST                AST                         AST
                                                 J.P. MORGAN GLOBAL     J.P. MORGAN            J.P. MORGAN STRATEGIC
                                                      THEMATIC       INTERNATIONAL EQUITY (D)      OPPORTUNITIES
                                                 ------------------  ------------------------ ----------------------
                                                   2013      2012      2013         2012         2013        2012
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,256) $ (1,272) $  (793)     $   178     $  (52,889) $     (295)
Net realized gains (losses).....................    4,268     9,187       53         (695)        92,985      85,668
Change in unrealized gains (losses).............   19,636     6,520    7,229        9,072        251,776     182,420
                                                 --------  --------    -------     -------    ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   21,648    14,435    6,489        8,555        291,872     267,793
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       --           --            210      10,710
Benefit payments................................       --        --       --           --             --          --
Payments on termination.........................  (10,140)  (33,667)  (2,060)      (4,343)      (335,371)   (468,617)
Contract Maintenance Charge.....................     (722)     (663)      (4)          (5)       (13,610)    (14,532)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   48,748     9,159       (1)           1        178,177     343,553
                                                 --------  --------    -------     -------    ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   37,886   (25,171)  (2,065)      (4,347)      (170,594)   (128,886)
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   59,534   (10,736)   4,424        4,208        121,278     138,907
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  118,676   129,412   49,056       44,848      3,217,750   3,078,843
                                                 --------  --------    -------     -------    ----------  ----------
NET ASSETS AT END OF PERIOD..................... $178,210  $118,676  $53,480      $49,056     $3,339,028  $3,217,750
                                                 ========  ========    =======     =======    ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,719    13,190    5,421        5,947        300,029     312,970
       Units issued.............................    7,214     2,776       --           --         40,502      71,587
       Units redeemed...........................   (3,828)   (5,247)    (212)        (526)       (55,385)    (84,528)
                                                 --------  --------    -------     -------    ----------  ----------
    Units outstanding at end of period..........   14,105    10,719    5,209        5,421        285,146     300,029
                                                 ========  ========    =======     =======    ==========  ==========

--------
(d)Previously known as AST JPMorgan International Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                        ADVANCED          ADVANCED            ADVANCED
                                                      SERIES TRUST      SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                                     --------------  ------------------   ----------------
                                                                             AST                 AST
                                                           AST          LOOMIS SAYLES        LORD ABBETT
                                                     LARGE-CAP VALUE LARGE-CAP GROWTH (E) CORE FIXED INCOME
                                                     --------------  ------------------   ----------------
                                                      2013    2012     2013       2012      2013     2012
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (83) $   (3) $ (1,617)  $   (897) $  (722) $   (69)
Net realized gains (losses).........................     14      (2)      729        529      292    1,784
Change in unrealized gains (losses).................  2,363     144    35,295      7,501   (1,553)     692
                                                     ------  ------  --------   --------  -------  -------
Increase (decrease) in net assets from operations...  2,294     139    34,407      7,133   (1,983)   2,407
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --      --     2,761         --    1,725       --
Benefit payments....................................     --      --    (1,125)    26,306     (480)  13,143
Payments on termination.............................     --      --      (750)   (10,500)  (2,588)  (2,925)
Contract Maintenance Charge.........................     (4)     (1)      (17)       (17)     (23)     (26)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      1   5,299        40        507       --      127
                                                     ------  ------  --------   --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     (3)  5,298       909     16,296   (1,366)  10,319
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  2,291   5,437    35,316     23,429   (3,349)  12,726
NET ASSETS AT BEGINNING OF PERIOD...................  5,999     562    97,506     74,077   61,815   49,089
                                                     ------  ------  --------   --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $8,290  $5,999  $132,822   $ 97,506  $58,466  $61,815
                                                     ======  ======  ========   ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    748      81     9,908      8,385    4,599    3,831
       Units issued.................................     --     668       271      2,724      131    1,026
       Units redeemed...............................     --      (1)     (157)    (1,201)    (237)    (258)
                                                     ------  ------  --------   --------  -------  -------
    Units outstanding at end of period..............    748     748    10,022      9,908    4,493    4,599
                                                     ======  ======  ========   ========  =======  =======

--------
(e)Previously known as AST Marsico Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------  ----------------  -----------------
                                                            AST               AST           AST MID-CAP
                                                     MFS GLOBAL EQUITY    MFS GROWTH           VALUE
                                                     ----------------  ----------------  -----------------
                                                       2013     2012     2013     2012     2013     2012
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (710) $   (46) $  (183) $  (168) $  (526) $   (388)
Net realized gains (losses).........................     638      256      475      388      220     3,539
Change in unrealized gains (losses).................  14,455    8,387    4,572    1,903    9,867     2,985
                                                     -------  -------  -------  -------  -------  --------
Increase (decrease) in net assets from operations...  14,383    8,597    4,864    2,123    9,561     6,136
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --       --       --        --
Benefit payments....................................    (589)  13,136       --       --       --        --
Payments on termination.............................  (2,710)  (5,167)  (1,172)  (2,103)      --        --
Contract Maintenance Charge.........................      (9)      (8)     (16)     (15)      (6)      (15)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --      381       (1)      --       (1)  (12,304)
                                                     -------  -------  -------  -------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,308)   8,342   (1,189)  (2,118)      (7)  (12,319)
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  11,075   16,939    3,675        5    9,554    (6,183)
NET ASSETS AT BEGINNING OF PERIOD...................  56,266   39,327   14,296   14,291   31,333    37,516
                                                     -------  -------  -------  -------  -------  --------
NET ASSETS AT END OF PERIOD......................... $67,341  $56,266  $17,971  $14,296  $40,887  $ 31,333
                                                     =======  =======  =======  =======  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,913    4,194    1,350    1,562    2,842     3,974
       Units issued.................................      --    1,284       --       --       --        --
       Units redeemed...............................    (252)    (565)     (94)    (212)      --    (1,132)
                                                     -------  -------  -------  -------  -------  --------
    Units outstanding at end of period..............   4,661    4,913    1,256    1,350    2,842     2,842
                                                     =======  =======  =======  =======  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------
                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------  -----------------  ----------------
                                                                                   AST                AST
                                                           AST MONEY        NEUBERGER BERMAN / NEUBERGER BERMAN
                                                             MARKET         LSV MID-CAP VALUE   MID-CAP GROWTH
                                                     ---------------------  -----------------  ----------------
                                                        2013        2012      2013     2012      2013     2012
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (7,027) $  (6,427) $  (349) $    (65) $  (545) $  (449)
Net realized gains (losses).........................         --         --    3,256     1,905      702      300
Change in unrealized gains (losses).................         --         --    6,286     2,651   12,246    3,528
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...     (7,027)    (6,427)   9,193     4,491   12,403    3,379
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --         --       --        --       --       --
Benefit payments....................................   (500,844)  (513,431)      --        --     (280)   6,575
Payments on termination.............................   (591,249)  (178,527)  (7,624)  (13,358)    (329)    (295)
Contract Maintenance Charge.........................        (95)      (119)     (24)      (25)      (9)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  1,195,710    605,286     (918)      (32)    (766)    (616)
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    103,522    (86,791)  (8,566)  (13,415)  (1,384)   5,653
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................     96,495    (93,218)     627    (8,924)  11,019    9,032
NET ASSETS AT BEGINNING OF PERIOD...................    325,084    418,302   25,274    34,198   40,618   31,586
                                                     ----------  ---------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $  421,579  $ 325,084  $25,901  $ 25,274  $51,637  $40,618
                                                     ==========  =========  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     33,818     42,628    2,344     3,675    3,777    3,268
       Units issued.................................    151,340     81,407      196        57      202      692
       Units redeemed...............................   (140,250)   (90,217)    (822)   (1,388)    (316)    (183)
                                                     ----------  ---------  -------  --------  -------  -------
    Units outstanding at end of period..............     44,908     33,818    1,718     2,344    3,663    3,777
                                                     ==========  =========  =======  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     --------------------------------------------------------
                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                                               AST                AST
                                                            AST            PARAMETRIC            PIMCO
                                                       NEW DISCOVERY    EMERGING MARKETS   LIMITED MATURITY
                                                      ASSET ALLOCATION       EQUITY              BOND
                                                     -----------------  ----------------  ------------------
                                                       2013   2012 (AS)   2013     2012     2013      2012
                                                     -------  --------- -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (64)  $   11   $  (217) $   (11) $ (1,290) $    (96)
Net realized gains (losses).........................     606       (2)        4    2,326    (1,289)    2,652
Change in unrealized gains (losses).................      31      173        35      674    (1,048)    1,027
                                                     -------   ------   -------  -------  --------  --------
Increase (decrease) in net assets from operations...     573      182      (178)   2,989    (3,627)    3,583
                                                     -------   ------   -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --        --       --        --        --
Benefit payments....................................      --       --        --       --      (238)    6,574
Payments on termination.............................      --       --      (441)  (1,142)  (19,441)   (7,000)
Contract Maintenance Charge.........................      (2)      (4)      (51)     (86)      (59)      (64)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (2,624)   5,326        --   (6,537)   10,078     5,308
                                                     -------   ------   -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,626)   5,322      (492)  (7,765)   (9,660)    4,818
                                                     -------   ------   -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (2,053)   5,504      (670)  (4,776)  (13,287)    8,401
NET ASSETS AT BEGINNING OF PERIOD...................   5,504       --    16,507   21,283   116,152   107,751
                                                     -------   ------   -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 3,451   $5,504   $15,837  $16,507  $102,865  $116,152
                                                     =======   ======   =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     532       --     1,633    2,452     9,610     9,234
       Units issued.................................     650      558        --       55       877     1,002
       Units redeemed...............................    (897)     (26)      (49)    (874)   (1,673)     (626)
                                                     -------   ------   -------  -------  --------  --------
    Units outstanding at end of period..............     285      532     1,584    1,633     8,814     9,610
                                                     =======   ======   =======  =======  ========  ========

--------
(as)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ----------------------------------------------------------------------
                                                ADVANCED              ADVANCED                 ADVANCED
                                              SERIES TRUST          SERIES TRUST             SERIES TRUST
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          -------------------  ----------------------  ------------------------
                                                  AST
                                                 PIMCO                   AST                      AST
                                              TOTAL RETURN          PRESERVATION              PRUDENTIAL
                                                  BOND            ASSET ALLOCATION       GROWTH ALLOCATION (F)
                                          -------------------  ----------------------  ------------------------
                                             2013      2012       2013        2012         2013         2012
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (4,969) $  3,388  $ (133,308) $  (38,947) $  (141,018) $   (23,930)
Net realized gains (losses)..............     8,325     6,428     241,763     745,812      426,637      207,691
Change in unrealized gains (losses)......   (20,435)   18,697     492,352      (4,343)     968,355      834,151
                                          ---------  --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (17,079)   28,513     600,807     702,522    1,253,974    1,017,912
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     1,725        --         434      49,500           --      540,393
Benefit payments.........................      (485)   13,140          --          --           --           --
Payments on termination..................   (46,711)  (44,969)   (670,785)   (855,252)  (2,650,308)  (1,301,143)
Contract Maintenance Charge..............       (69)      (79)    (26,415)    (29,876)     (45,400)     (39,926)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (263,869)   33,078     (97,841)    637,849      571,810      652,335
                                          ---------  --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (309,409)    1,170    (794,607)   (197,779)  (2,123,898)    (148,341)
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (326,488)   29,683    (193,800)    504,743     (869,924)     869,571
NET ASSETS AT BEGINNING OF
 PERIOD..................................   440,485   410,802   8,681,178   8,176,435   10,160,444    9,290,873
                                          ---------  --------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $ 113,997  $440,485  $8,487,378  $8,681,178  $ 9,290,520  $10,160,444
                                          =========  ========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    32,751    32,854     751,850     768,384    1,112,176    1,132,693
       Units issued......................       331     3,463      73,920     154,447      215,761      561,823
       Units redeemed....................   (24,560)   (3,566)   (141,682)   (170,981)    (450,020)    (582,340)
                                          ---------  --------  ----------  ----------  -----------  -----------
    Units outstanding at end of period...     8,522    32,751     684,088     751,850      877,917    1,112,176
                                          =========  ========  ==========  ==========  ===========  ===========

--------
(f)Previously known as AST First Trust Capital Appreciation Target

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         --------------------------------------------------------------
                                              ADVANCED             ADVANCED              ADVANCED
                                            SERIES TRUST         SERIES TRUST          SERIES TRUST
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                         -----------------  ----------------------  ------------------
                                                AST                   AST                   AST
                                               QMA US                 RCM                SCHRODERS
                                            EQUITY ALPHA       WORLD TRENDS (AV)      GLOBAL TACTICAL
                                         -----------------  ----------------------  ------------------
                                           2013      2012      2013        2012       2013      2012
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $   (564) $  (171) $  (26,760) $  (16,972) $ (6,172) $ (2,428)
Net realized gains (losses).............    3,983      147     111,268      79,295     8,771     5,574
Change in unrealized gains (losses).....    9,694    5,011      83,849      75,063    68,770    39,408
                                         --------  -------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.............................   13,113    4,987     168,357     137,386    71,369    42,554
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................       --       --          --          --        --     4,500
Benefit payments........................     (566)  13,152          --          --        --        --
Payments on termination.................  (10,430)      --    (346,529)    (63,262)     (699)       --
Contract Maintenance Charge.............      (13)     (12)     (4,699)     (4,931)   (1,154)     (878)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (1,891)      99      (8,259)     58,603    47,680   100,864
                                         --------  -------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 contract transactions..................  (12,900)  13,239    (359,487)     (9,590)   45,827   104,486
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS.......      213   18,226    (191,130)    127,796   117,196   147,040
NET ASSETS AT BEGINNING OF PERIOD.......   47,039   28,813   1,740,944   1,613,148   402,468   255,428
                                         --------  -------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD............. $ 47,252  $47,039  $1,549,814  $1,740,944  $519,664  $402,468
                                         ========  =======  ==========  ==========  ========  ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................    4,838    3,491     168,568     169,607    38,412    27,825
      Units issued......................      388    1,458      10,298      20,177     9,078    12,625
      Units redeemed....................   (1,517)    (111)    (42,675)    (21,216)   (4,829)   (2,038)
                                         --------  -------  ----------  ----------  --------  --------
   Units outstanding at end of period...    3,709    4,838     136,191     168,568    42,661    38,412
                                         ========  =======  ==========  ==========  ========  ========

--------
(av)Previously known as AST CLS Moderate Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ---------------------------------------------------------
                                                           ADVANCED           ADVANCED           ADVANCED
                                                         SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     --------------------  --------------   -----------------
                                                              AST
                                                     SCHRODERS MULTI-ASSET       AST               AST
                                                       WORLD STRATEGIES    SMALL-CAP GROWTH  SMALL-CAP VALUE
                                                     --------------------  --------------   -----------------
                                                        2013       2012     2013     2012     2013     2012
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $ (12,371) $   5,301  $  (40)  $  (37) $  (339) $   (291)
Net realized gains (losses).........................    55,399     36,701     238       43      977     3,421
Change in unrealized gains (losses).................    48,715     27,409     757      301    7,324     1,709
                                                     ---------  ---------  ------   ------  -------  --------
Increase (decrease) in net assets from operations...    91,743     69,411     955      307    7,962     4,839
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................        --         --      --       --       --        --
Benefit payments....................................        --         --      --       --       --        --
Payments on termination.............................  (266,115)  (161,392)     --       --     (365)     (309)
Contract Maintenance Charge.........................    (4,548)    (5,373)     (3)      (4)     (10)      (20)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    62,070    295,683    (306)     (45)    (559)  (11,983)
                                                     ---------  ---------  ------   ------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (208,593)   128,918    (309)     (49)    (934)  (12,312)
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (116,850)   198,329     646      258    7,028    (7,473)
NET ASSETS AT BEGINNING OF PERIOD...................   820,850    622,521   3,043    2,785   22,633    30,106
                                                     ---------  ---------  ------   ------  -------  --------
NET ASSETS AT END OF PERIOD......................... $ 704,000  $ 820,850  $3,689   $3,043  $29,661  $ 22,633
                                                     =========  =========  ======   ======  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    79,826     66,246     248      251    2,040     3,175
       Units issued.................................     9,725     49,224      85       21      103        32
       Units redeemed...............................   (28,654)   (35,644)   (108)     (24)    (172)   (1,167)
                                                     ---------  ---------  ------   ------  -------  --------
    Units outstanding at end of period..............    60,897     79,826     225      248    1,971     2,040
                                                     =========  =========  ======   ======  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------------
                                                          ADVANCED             ADVANCED             ADVANCED
                                                        SERIES TRUST         SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     -----------------  ----------------------  ----------------
                                                            AST                   AST                  AST
                                                         TEMPLETON           T. ROWE PRICE        T. ROWE PRICE
                                                      GLOBAL BOND (G)      ASSET ALLOCATION       EQUITY INCOME
                                                     -----------------  ----------------------  ----------------
                                                       2013     2012       2013        2012       2013     2012
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (793) $    601  $ (100,722) $  (17,720) $(1,145) $  (780)
Net realized gains (losses).........................    (278)    1,361     203,219     202,767      659       14
Change in unrealized gains (losses).................  (2,137)      817     745,014     398,400   17,723    7,635
                                                     -------  --------  ----------  ----------  -------  -------
Increase (decrease) in net assets from operations...  (3,208)    2,779     847,511     583,447   17,237    6,869
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................   1,725        --       1,500      82,961       --       --
Benefit payments....................................      --        --          --          --     (573)  13,151
Payments on termination.............................  (4,568)  (38,786)   (212,567)   (188,578)  (2,917)    (493)
Contract Maintenance Charge.........................     (34)      (48)    (12,592)    (11,585)     (11)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (167)    3,435     291,611     (32,423)      (1)     174
                                                     -------  --------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,044)  (35,399)     67,952    (149,625)  (3,502)  12,821
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (6,252)  (32,620)    915,463     433,822   13,735   19,690
NET ASSETS AT BEGINNING OF PERIOD...................  62,339    94,959   5,669,268   5,235,446   63,287   43,597
                                                     -------  --------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $56,087  $ 62,339  $6,584,731  $5,669,268  $77,022  $63,287
                                                     =======  ========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,941     7,844     507,385     523,825    7,690    6,155
       Units issued.................................     201       282      83,725      87,111       --    1,659
       Units redeemed...............................    (464)   (3,185)    (77,775)   (103,551)    (347)    (124)
                                                     -------  --------  ----------  ----------  -------  -------
    Units outstanding at end of period..............   4,678     4,941     513,335     507,385    7,343    7,690
                                                     =======  ========  ==========  ==========  =======  =======

--------
(g)Previously known as AST T. Rowe Price Global Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ----------------------------------------------------------
                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                            AST
                                                       T. ROWE PRICE            AST           AST WELLINGTON
                                                         LARGE-CAP         T. ROWE PRICE        MANAGEMENT
                                                           GROWTH        NATURAL RESOURCES     HEDGED EQUITY
                                                     -----------------  ------------------  ------------------
                                                       2013      2012     2013      2012      2013      2012
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (461) $  (481) $ (1,777) $ (1,137) $ (2,054) $ (1,459)
Net realized gains (losses).........................   12,960    1,272    (1,992)   (2,180)    7,121       267
Change in unrealized gains (losses).................     (452)   4,292    19,458     5,601    17,117    11,167
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...   12,047    5,083    15,689     2,284    22,184     9,975
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --       --     4,486       131        --        --
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................  (27,289)      --    (7,320)   (3,908)     (237)       --
Contract Maintenance Charge.........................      (17)     (18)      (57)      (62)      (40)      (58)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (329)  (4,267)   (3,516)    4,786    19,457     2,264
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (27,635)  (4,285)   (6,407)      947    19,180     2,206
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (15,588)     798     9,282     3,231    41,364    12,181
NET ASSETS AT BEGINNING OF PERIOD...................   32,697   31,899   117,212   113,981   118,647   106,466
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 17,109  $32,697  $126,494  $117,212  $160,011  $118,647
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    2,835    3,213    13,614    13,521    13,594    13,333
       Units issued.................................       97    1,361     1,901       997     5,827       558
       Units redeemed...............................   (1,899)  (1,739)   (2,600)     (904)   (3,977)     (297)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    1,033    2,835    12,915    13,614    15,444    13,594
                                                     ========  =======  ========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ----------------------------------------------------------------------
                                                                    ALLIANCE                   ALLIANCE
                                              ADVANCED         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                            SERIES TRUST       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------  ------------------------  -------------------------
                                          AST WESTERN ASSET         ALLIANCE            ALLIANCE BERNSTEIN VPS
                                           CORE PLUS BOND     BERNSTEIN VPS GROWTH         GROWTH & INCOME
                                          ----------------  ------------------------  -------------------------
                                            2013     2012       2013         2012         2013          2012
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (129) $   (43) $  (352,126) $  (371,560) $   (325,040) $  (205,673)
Net realized gains (losses)..............       1        3    1,709,028      906,925     1,964,502     (622,276)
Change in unrealized gains (losses)......    (199)     175    4,574,781    2,022,707    15,892,116    9,658,628
                                          -------  -------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    (327)     135    5,931,683    2,558,072    17,531,578    8,830,679
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --       --        5,109          297        16,240       19,599
Benefit payments.........................    (482)  13,144     (733,167)    (450,417)   (2,016,602)  (1,434,969)
Payments on termination..................      --       --   (3,390,164)  (2,702,211)   (8,359,550)  (6,180,072)
Contract Maintenance Charge..............      --       --      (43,687)     (53,854)      (64,507)     (75,684)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      --      123     (414,657)    (555,814)   (2,690,439)  (1,696,289)
                                          -------  -------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (482)  13,267   (4,576,566)  (3,761,999)  (13,114,858)  (9,367,415)
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (809)  13,402    1,355,117   (1,203,927)    4,416,720     (536,736)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  13,402       --   21,048,434   22,252,361    59,851,746   60,388,482
                                          -------  -------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF PERIOD.............. $12,593  $13,402  $22,403,551  $21,048,434  $ 64,268,466  $59,851,746
                                          =======  =======  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,081       --    2,043,765    2,393,760     4,651,863    5,403,318
       Units issued......................      --    1,124       60,393       48,119        79,216      136,850
       Units redeemed....................     (39)     (43)    (415,500)    (398,114)     (941,513)    (888,305)
                                          -------  -------  -----------  -----------  ------------  -----------
    Units outstanding at end of period...   1,042    1,081    1,688,658    2,043,765     3,789,566    4,651,863
                                          =======  =======  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -----------------------------------------------------------------------------
                                            ALLIANCE                  ALLIANCE                  ALLIANCE
                                       BERNSTEIN VARIABLE        BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                       PRODUCT SERIES FUND       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  ------------------------
                                     ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                       INTERNATIONAL VALUE        LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                    ------------------------  ------------------------  ------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   533,896  $   (49,018) $  (305,469) $  (293,468) $  (241,922) $  (263,785)
Net realized gains (losses)........    (838,996)  (1,541,139)   1,012,750      384,760    2,466,286      981,954
Change in unrealized gains
 (losses)..........................   2,885,229    3,365,049    4,856,891    2,192,621    3,532,808    2,161,593
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   2,580,129    1,774,892    5,564,172    2,283,913    5,757,172    2,879,762
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       5,262       10,507        2,460        3,538       10,100        3,600
Benefit payments...................    (334,169)    (386,819)    (397,042)    (451,558)    (459,217)    (453,719)
Payments on termination............  (2,792,188)  (2,109,077)  (1,617,770)  (1,315,186)  (3,756,404)  (2,938,544)
Contract Maintenance Charge........     (53,719)     (65,605)     (17,179)     (18,634)     (71,597)     (80,749)
Transfers among the sub-accounts
 and with the Fixed
 Account--net......................    (770,835)    (317,571)    (704,166)     (93,541)    (580,994)    (344,354)
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (3,945,649)  (2,868,565)  (2,733,697)  (1,875,381)  (4,858,112)  (3,813,766)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,365,520)  (1,093,673)   2,830,475      408,532      899,060     (934,004)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  14,231,456   15,325,129   17,489,451   17,080,919   18,040,271   18,974,275
                                    -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $12,865,936  $14,231,456  $20,319,926  $17,489,451  $18,939,331  $18,040,271
                                    ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,567,420    1,895,514    2,203,731    2,470,154      834,393    1,021,710
       Units issued................      59,790      130,163       45,294      186,645       21,480       28,205
       Units redeemed..............    (451,404)    (458,257)    (362,662)    (453,068)    (208,986)    (215,522)
                                    -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................   1,175,806    1,567,420    1,886,363    2,203,731      646,887      834,393
                                    ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ----------------------------------------------------------
                                                            ALLIANCE             AMERICAN         AMERICAN
                                                       BERNSTEIN VARIABLE    CENTURY VARIABLE  CENTURY VARIABLE
                                                       PRODUCT SERIES FUND   PORTFOLIOS, INC.  PORTFOLIOS, INC.
                                                           SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                                     ----------------------  ----------------  --------------
                                                            ALLIANCE         AMERICAN CENTURY  AMERICAN CENTURY
                                                       BERNSTEIN VPS VALUE      VP BALANCED    VP INTERNATIONAL
                                                     ----------------------  ----------------  --------------
                                                        2013        2012       2013     2012    2013     2012
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    1,646  $      265  $    15  $    65  $   12   $  (29)
Net realized gains (losses).........................     35,588     (52,577)     343       41      18        6
Change in unrealized gains (losses).................    336,755     238,729    1,315      950   1,011      844
                                                     ----------  ----------  -------  -------  ------   ------
Increase (decrease) in net assets from operations...    373,989     186,417    1,673    1,056   1,041      821
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --          --       --       --      --       --
Benefit payments....................................   (126,144)    (32,255)      --       --      --       --
Payments on termination.............................   (352,863)   (200,723)    (741)    (687)     --       --
Contract Maintenance Charge.........................     (4,849)     (5,515)      --       --      (4)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (153,404)    (38,067)      --       --       2       (1)
                                                     ----------  ----------  -------  -------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................   (637,260)   (276,560)    (741)    (687)     (2)      (4)
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................   (263,271)    (90,143)     932      369   1,039      817
NET ASSETS AT BEGINNING OF PERIOD...................  1,352,328   1,442,471   10,727   10,358   5,049    4,232
                                                     ----------  ----------  -------  -------  ------   ------
NET ASSETS AT END OF PERIOD......................... $1,089,057  $1,352,328  $11,659  $10,727  $6,088   $5,049
                                                     ==========  ==========  =======  =======  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    138,625     167,471      606      645     321      322
       Units issued.................................      3,209       2,670       --       --      --       --
       Units redeemed...............................    (58,293)    (31,516)     (37)     (39)     --       (1)
                                                     ----------  ----------  -------  -------  ------   ------
    Units outstanding at end of period..............     83,541     138,625      569      606     321      321
                                                     ==========  ==========  =======  =======  ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK     DREYFUS VARIABLE
                                                     GROWTH FUND, INC.        INDEX FUND       INVESTMENT FUND
                                                        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                     -------------------  ------------------  -----------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK       VIF GROWTH &
                                                        GROWTH FUND           INDEX FUND            INCOME
                                                     -------------------  ------------------  -----------------
                                                       2013       2012      2013      2012      2013     2012
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    (7)   $   (78)  $  2,085  $  2,770  $  (471) $    (68)
Net realized gains (losses).........................     153         18     11,317    26,618    2,202       230
Change in unrealized gains (losses).................   4,794      1,532    117,942    31,254   23,042    12,853
                                                      -------   -------   --------  --------  -------  --------
Increase (decrease) in net assets from operations...   4,940      1,472    131,344    60,642   24,773    13,015
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --         --         --        --       --        --
Benefit payments....................................      --         --    (13,552)   (7,727)      --        --
Payments on termination.............................    (524)        --    (12,913)  (26,638)  (9,186)  (21,379)
Contract Maintenance Charge.........................      (9)        (9)      (217)     (293)     (80)      (83)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --         --       (594)  (16,734)    (446)   (3,922)
                                                      -------   -------   --------  --------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    (533)        (9)   (27,276)  (51,392)  (9,712)  (25,384)
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................   4,407      1,463    104,068     9,250   15,061   (12,369)
NET ASSETS AT BEGINNING OF PERIOD...................  15,446     13,983    451,021   441,771   75,208    87,577
                                                      -------   -------   --------  --------  -------  --------
NET ASSETS AT END OF PERIOD......................... $19,853    $15,446   $555,089  $451,021  $90,269  $ 75,208
                                                      =======   =======   ========  ========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,399      1,400     34,786    38,924    5,860     8,262
       Units issued.................................      --         --         --        --       --        --
       Units redeemed...............................     (45)        (1)    (1,839)   (4,138)    (651)   (2,402)
                                                      -------   -------   --------  --------  -------  --------
    Units outstanding at end of period..............   1,354      1,399     32,947    34,786    5,209     5,860
                                                      =======   =======   ========  ========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------
                                                   DREYFUS VARIABLE      DWS INVESTMENTS      DWS INVESTMENTS
                                                    INVESTMENT FUND     VARIABLE SERIES I    VARIABLE SERIES I
                                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                 --------------------  ------------------  ---------------------
                                                          VIF                                       DWS
                                                     MONEY MARKET        DWS BOND VIP A     CAPITAL GROWTH VIP A
                                                 --------------------  ------------------  ---------------------
                                                    2013       2012      2013      2012       2013        2012
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (6,522) $  (7,772) $  9,034  $ 12,238  $    5,097  $   1,426
Net realized gains (losses).....................        --         --        50       (69)     31,571     35,902
Change in unrealized gains (losses).............        --         (1)  (21,024)   11,227     249,928    106,507
                                                 ---------  ---------  --------  --------  ----------  ---------
Increase (decrease) in net assets from
 operations.....................................    (6,522)    (7,773)  (11,940)   23,396     286,596    143,835
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       200        708        --       900       5,150      1,900
Benefit payments................................    (3,500)    (3,842)   (4,849)   (4,012)     (2,418)   (20,110)
Payments on termination.........................  (207,811)  (265,019)  (31,176)  (28,152)    (77,208)  (161,104)
Contract Maintenance Charge.....................      (206)      (294)       --        --          --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   136,501    205,464   (18,093)   77,536     (34,575)    (3,610)
                                                 ---------  ---------  --------  --------  ----------  ---------
Increase (decrease) in net assets from contract
 transactions...................................   (74,816)   (62,983)  (54,118)   46,272    (109,051)  (182,924)
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (81,338)   (70,756)  (66,058)   69,668     177,545    (39,089)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   506,049    576,805   365,214   295,546     928,154    967,243
                                                 ---------  ---------  --------  --------  ----------  ---------
NET ASSETS AT END OF PERIOD..................... $ 424,711  $ 506,049  $299,156  $365,214  $1,105,699  $ 928,154
                                                 =========  =========  ========  ========  ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    47,307     53,463    23,425    20,291      68,686     82,485
       Units issued.............................    14,673     19,763       277     5,417         643        669
       Units redeemed...........................   (21,525)   (25,919)   (3,775)   (2,283)     (8,137)   (14,468)
                                                 ---------  ---------  --------  --------  ----------  ---------
    Units outstanding at end of period..........    40,455     47,307    19,927    23,425      61,192     68,686
                                                 =========  =========  ========  ========  ==========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------
                                                   DWS INVESTMENTS       DWS INVESTMENTS       DWS INVESTMENTS
                                                  VARIABLE SERIES I     VARIABLE SERIES I     VARIABLE SERIES I
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------------  ------------------
                                                         DWS            DWS GLOBAL SMALL      DWS INTERNATIONAL
                                                  CORE EQUITY VIP A     CAP GROWTH VIP A            VIP A
                                                 ------------------  ----------------------  ------------------
                                                   2013      2012       2013        2012       2013      2012
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  2,705  $  2,088  $   (1,138) $     (424) $ 12,181  $  4,266
Net realized gains (losses).....................    4,592     1,020     102,366      59,619   (22,966)  (10,641)
Change in unrealized gains (losses).............  139,463    53,091     226,793      84,629    61,816    61,118
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  146,760    56,199     328,021     143,824    51,031    54,743
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................    1,500     1,275       1,855       1,480       255       480
Benefit payments................................     (308)     (465)         --     (34,408)     (549)     (247)
Payments on termination.........................  (25,778)  (78,240)   (148,650)    (96,316)  (60,120)  (11,061)
Contract Maintenance Charge.....................       --        --          --          --        --        --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  107,139    (2,266)     (7,052)    (67,078)  (23,849)   (8,847)
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................   82,553   (79,696)   (153,847)   (196,322)  (84,263)  (19,675)
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  229,313   (23,497)    174,174     (52,498)  (33,232)   35,068
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  381,962   405,459   1,001,339   1,053,837   323,595   288,527
                                                 --------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $611,275  $381,962  $1,175,513  $1,001,339  $290,363  $323,595
                                                 ========  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   31,832    38,834      38,026      45,832    28,757    30,705
       Units issued.............................    7,483       830       2,256          69        98       133
       Units redeemed...........................   (1,973)   (7,832)     (7,240)     (7,875)   (7,268)   (2,081)
                                                 --------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   37,342    31,832      33,042      38,026    21,587    28,757
                                                 ========  ========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -----------------------------------------------------------------
                                                     DWS INVESTMENTS       DWS INVESTMENTS       DWS INVESTMENTS
                                                   VARIABLE SERIES II    VARIABLE SERIES II    VARIABLE SERIES II
                                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  --------------------  ------------------
                                                    DWS GLOBAL INCOME            DWS            DWS SMALL MID CAP
                                                    BUILDER VIP A II     MONEY MARKET VIP A II   GROWTH VIP A II
                                                 ----------------------  --------------------  ------------------
                                                    2013        2012       2013       2012       2013      2012
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   18,103  $   10,053  $ (1,271)  $ (1,576)  $ (2,017) $ (2,120)
Net realized gains (losses).....................     24,638       5,837        --         --      8,124    10,985
Change in unrealized gains (losses).............    147,247     125,117        --         (1)   109,504    34,589
                                                 ----------  ----------  --------   --------   --------  --------
Increase (decrease) in net assets from
 operations.....................................    189,988     141,007    (1,271)    (1,577)   115,611    43,454
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................         --          --     1,500    (25,904)       540       540
Benefit payments................................     (5,895)     11,083        --         --         --   (12,292)
Payments on termination.........................    (26,508)    (64,276)       --    (60,750)   (18,005)  (76,141)
Contract Maintenance Charge.....................         --          --        --         --         --        --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (111,197)     (9,752)   (4,458)     2,872      4,603     2,282
                                                 ----------  ----------  --------   --------   --------  --------
Increase (decrease) in net assets from contract
 transactions...................................   (143,600)    (62,945)   (2,958)   (83,782)   (12,862)  (85,611)
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     46,388      78,062    (4,229)   (85,359)   102,749   (42,157)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,263,303   1,185,241   173,294    258,653    281,653   323,810
                                                 ----------  ----------  --------   --------   --------  --------
NET ASSETS AT END OF PERIOD..................... $1,309,691  $1,263,303  $169,065   $173,294   $384,402  $281,653
                                                 ==========  ==========  ========   ========   ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     97,256     102,358    16,649     24,653     22,630    29,526
       Units issued.............................        321       1,495       207      4,996      1,570       647
       Units redeemed...........................    (10,490)     (6,597)     (492)   (13,000)    (2,421)   (7,543)
                                                 ----------  ----------  --------   --------   --------  --------
    Units outstanding at end of period..........     87,087      97,256    16,364     16,649     21,779    22,630
                                                 ==========  ==========  ========   ========   ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                                  FEDERATED            FIDELITY VARIABLE      FIDELITY VARIABLE
                                              INSURANCE SERIES      INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II        VIP CONTRAFUND        VIP EQUITY-INCOME
                                          ------------------------  ----------------------  ----------------------
                                              2013         2012        2013        2012        2013        2012
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (89,202) $  (111,517) $  (14,371) $   (4,659) $   8,022   $  12,274
Net realized gains (losses)..............          --           --     147,889      88,885     69,969      39,853
Change in unrealized gains (losses)......          --           --   1,132,256     605,582    111,031      71,357
                                          -----------  -----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 operations..............................     (89,202)    (111,517)  1,265,774     689,808    189,022     123,484
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,060        2,060      45,456      52,955        180       5,939
Benefit payments.........................    (260,882)    (291,988)    (19,713)    (85,307)       (43)    (45,891)
Payments on termination..................    (929,560)  (1,024,545)   (547,633)   (870,050)  (120,473)   (183,281)
Contract Maintenance Charge..............      (5,311)      (6,694)     (4,132)     (4,672)      (447)       (444)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (116,589)    (305,914)     43,323     (92,303)   (39,289)    (36,040)
                                          -----------  -----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (1,310,282)  (1,627,081)   (482,699)   (999,377)  (160,072)   (259,717)
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,399,484)  (1,738,598)    783,075    (309,569)    28,950    (136,233)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,077,156    8,815,754   4,535,286   4,844,855    783,933     920,166
                                          -----------  -----------  ----------  ----------  ---------   ---------
NET ASSETS AT END OF PERIOD.............. $ 5,677,672  $ 7,077,156  $5,318,361  $4,535,286  $ 812,883   $ 783,933
                                          ===========  ===========  ==========  ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     588,731      726,735     263,140     322,241     54,013      73,046
       Units issued......................      12,330       10,223       9,511       8,327         24         515
       Units redeemed....................    (120,089)    (148,227)    (34,463)    (67,428)    (9,920)    (19,548)
                                          -----------  -----------  ----------  ----------  ---------   ---------
    Units outstanding at end of period...     480,972      588,731     238,188     263,140     44,117      54,013
                                          ===========  ===========  ==========  ==========  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           -----------------------------------------------------------------------
                                              FIDELITY VARIABLE      FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           ----------------------  ---------------------   ----------------------
                                                 VIP GROWTH           VIP HIGH INCOME           VIP INDEX 500
                                           ----------------------  ---------------------   ----------------------
                                              2013        2012        2013        2012        2013        2012
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (34,097) $  (23,875) $  29,365   $   33,783  $   20,575  $   24,340
Net realized gains (losses)...............    114,236      59,579        223       (7,980)    251,073     165,676
Change in unrealized gains (losses).......    865,175     340,945      2,822       84,727     820,621     367,424
                                           ----------  ----------  ---------   ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    945,314     376,649     32,410      110,530   1,092,269     557,440
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     12,230      16,329      2,662        9,935      18,944      15,995
Benefit payments..........................    (37,753)    (61,926)    (3,954)     (35,210)     (3,680)   (129,594)
Payments on termination...................   (304,622)   (392,288)  (160,763)    (263,275)   (611,200)   (579,355)
Contract Maintenance Charge...............     (3,384)     (3,694)      (689)        (822)     (3,030)     (3,435)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    101,025      21,622     (4,828)     (27,684)     85,463     (69,588)
                                           ----------  ----------  ---------   ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................   (232,504)   (419,957)  (167,572)    (317,056)   (513,503)   (765,977)
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    712,810     (43,308)  (135,162)    (206,526)    578,766    (208,537)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,865,325   2,908,633    808,851    1,015,377   3,820,615   4,029,152
                                           ----------  ----------  ---------   ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $3,578,135  $2,865,325  $ 673,689   $  808,851  $4,399,381  $3,820,615
                                           ==========  ==========  =========   ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    281,094     320,931     54,034       76,524     350,105     421,458
       Units issued.......................     14,845      13,924        731        1,697      22,454       8,093
       Units redeemed.....................    (34,440)    (53,761)   (11,614)     (24,187)    (63,415)    (79,446)
                                           ----------  ----------  ---------   ----------  ----------  ----------
    Units outstanding at end of period....    261,499     281,094     43,151       54,034     309,144     350,105
                                           ==========  ==========  =========   ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           -----------------------------------------------------------------------
                                                                                           FIDELITY VARIABLE
                                              FIDELITY VARIABLE      FIDELITY VARIABLE     INSURANCE PRODUCTS FUND
                                           INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                           ----------------------  ---------------------   -----------------------
                                                                                               VIP ASSET
                                                     VIP                                     MANAGER GROWTH
                                            INVESTMENT GRADE BOND       VIP OVERSEAS          (SERVICE CLASS 2)
                                           ----------------------  ---------------------   --------------------
                                              2013        2012        2013         2012       2013         2012
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   12,682  $   12,903  $      831   $   5,234  $   (652)    $  (141)
Net realized gains (losses)...............     17,286      52,028      14,367     (27,526)   19,496         374
Change in unrealized gains (losses).......    (69,382)        593     229,340     191,337    (9,255)      6,429
                                           ----------  ----------  ----------   ---------   --------     -------
Increase (decrease) in net assets from
 operations...............................    (39,414)     65,524     244,538     169,045     9,589       6,662
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      5,969       5,236         810       5,698        --          --
Benefit payments..........................     (1,119)    (13,598)     (4,812)    (18,991)       --          --
Payments on termination...................   (150,468)   (222,956)   (118,099)   (110,718)  (53,116)         --
Contract Maintenance Charge...............     (1,129)     (1,402)       (890)       (948)       (9)         (9)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     18,788       5,549      87,276     (32,825)       --         105
                                           ----------  ----------  ----------   ---------   --------     -------
Increase (decrease) in net assets from
 contract transactions....................   (127,959)   (227,171)    (35,715)   (157,784)  (53,125)         96
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (167,373)   (161,647)    208,823      11,261   (43,536)      6,758
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,353,638   1,515,285     946,236     934,975    56,047      49,289
                                           ----------  ----------  ----------   ---------   --------     -------
NET ASSETS AT END OF PERIOD............... $1,186,265  $1,353,638  $1,155,059   $ 946,236  $ 12,511     $56,047
                                           ==========  ==========  ==========   =========   ========     =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     71,032      83,214      83,967      99,068     4,536       4,527
       Units issued.......................      2,244       4,517      22,022       6,270        --           9
       Units redeemed.....................     (9,132)    (16,699)    (26,350)    (21,371)   (3,672)         --
                                           ----------  ----------  ----------   ---------   --------     -------
    Units outstanding at end of period....     64,144      71,032      79,639      83,967       864       4,536
                                           ==========  ==========  ==========   =========   ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                               FIDELITY VARIABLE        FIDELITY VARIABLE         FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ----------------------  ------------------------
                                                                                                     VIP FREEDOM
                                                VIP CONTRAFUND          VIP EQUITY-INCOME          2010 PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          --------------------------  ----------------------  ------------------------
                                              2013          2012         2013        2012         2013         2012
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (446,929) $   (329,503) $   3,186   $   8,025   $   (31,287) $    (3,041)
Net realized gains (losses)..............    1,852,078      (940,831)    55,182      34,466       406,981      230,411
Change in unrealized gains (losses)......   11,905,074     9,219,358     97,733      56,491       363,704      545,104
                                          ------------  ------------  ---------   ---------   -----------  -----------
Increase (decrease) in net assets from
 operations..............................   13,310,223     7,949,024    156,101      98,982       739,398      772,474
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       34,433        73,846         --          --         6,198        8,211
Benefit payments.........................   (1,581,791)   (1,475,959)   (21,941)    (22,517)     (172,100)    (158,323)
Payments on termination..................  (11,702,796)   (9,386,163)  (153,809)    (97,382)   (2,436,392)  (1,176,327)
Contract Maintenance Charge..............     (207,343)     (251,239)      (254)       (293)      (29,096)     (35,834)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,633,185)   (3,180,036)    (2,045)     (7,022)     (141,614)    (290,891)
                                          ------------  ------------  ---------   ---------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (15,090,682)  (14,219,551)  (178,049)   (127,214)   (2,773,004)  (1,653,164)
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (1,780,459)   (6,270,527)   (21,948)    (28,232)   (2,033,606)    (880,690)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   52,722,898    58,993,425    662,316     690,548     7,848,528    8,729,218
                                          ------------  ------------  ---------   ---------   -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 50,942,439  $ 52,722,898  $ 640,368   $ 662,316   $ 5,814,922  $ 7,848,528
                                          ============  ============  =========   =========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,187,770     5,398,327     53,584      64,523       659,208      804,202
       Units issued......................      204,899       305,003        480       2,412        15,645       61,405
       Units redeemed....................   (1,240,774)   (1,515,560)   (12,885)    (13,351)     (237,115)    (206,399)
                                          ------------  ------------  ---------   ---------   -----------  -----------
    Units outstanding at end of
     period..............................    3,151,895     4,187,770     41,179      53,584       437,738      659,208
                                          ============  ============  =========   =========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                              FIDELITY VARIABLE        FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                 VIP FREEDOM              VIP FREEDOM             VIP FREEDOM
                                               2020 PORTFOLIO           2030 PORTFOLIO         INCOME PORTFOLIO
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ------------------------  ----------------------  ----------------------
                                              2013         2012        2013        2012        2013        2012
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (15,850) $     5,132  $   (2,848) $    8,795  $  (10,839) $  (16,465)
Net realized gains (losses)..............     313,654      168,122     117,390      44,875      56,745      72,846
Change in unrealized gains (losses)......     436,212      463,264     331,411     244,633      28,443      78,045
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     734,016      636,518     445,953     298,303      74,349     134,426
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,208        1,320         250          --          --      12,000
Benefit payments.........................    (104,203)    (242,560)   (117,254)         --     (35,901)    (29,209)
Payments on termination..................    (814,285)    (668,997)   (216,633)   (341,094)   (605,934)   (714,197)
Contract Maintenance Charge..............     (27,984)     (31,205)    (10,828)    (11,917)    (10,279)    (14,551)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (339,823)    (108,157)     73,154     333,246     (11,157)   (107,242)
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,284,087)  (1,049,599)   (271,311)    (19,765)   (663,271)   (853,199)
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (550,071)    (413,081)    174,642     278,538    (588,922)   (718,773)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   5,752,855    6,165,936   2,447,912   2,169,374   2,444,962   3,163,735
                                          -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 5,202,784  $ 5,752,855  $2,622,554  $2,447,912  $1,856,040  $2,444,962
                                          ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     498,523      594,811     219,057     220,258     207,159     280,502
       Units issued......................      29,238       60,269      23,026      40,361       2,745      19,187
       Units redeemed....................    (131,151)    (156,557)    (45,479)    (41,562)    (58,253)    (92,530)
                                          -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     396,610      498,523     196,604     219,057     151,651     207,159
                                          ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                           FIDELITY VARIABLE          FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                              SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ------------------------  ----------------------
                                              VIP GROWTH             VIP GROWTH & INCOME       VIP GROWTH STOCK
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ----------------------  ------------------------  ----------------------
                                            2013        2012          2013         2012        2013        2012
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (2,047)   $ (1,614)   $    (3,900) $    38,479  $  (16,712) $  (15,244)
Net realized gains (losses)..............    4,997       4,773        600,442      169,779     207,935     113,858
Change in unrealized gains (losses)......   35,819      11,632      2,697,176    1,568,381     168,259     113,991
                                           --------    --------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   38,769      14,791      3,293,718    1,776,639     359,482     212,605
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       60          60            300          300          --       5,296
Benefit payments.........................       --          --       (251,966)    (234,471)     (6,147)    (30,267)
Payments on termination..................   (9,408)    (18,080)    (1,365,215)  (1,217,146)    (68,716)    (78,050)
Contract Maintenance Charge..............      (92)        (98)       (30,724)     (36,193)     (3,817)     (5,519)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (980)         70       (500,648)      (4,363)    136,740    (291,116)
                                           --------    --------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (10,420)    (18,048)    (2,148,253)  (1,491,873)     58,060    (399,656)
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   28,349      (3,257)     1,145,465      284,766     417,542    (187,051)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  117,016     120,273     11,478,571   11,193,805   1,128,055   1,315,106
                                           --------    --------   -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $145,365    $117,016    $12,624,036  $11,478,571  $1,545,597  $1,128,055
                                           ========    ========   ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   11,776      13,698        906,090    1,028,331      92,121     125,392
       Units issued......................       13          69         31,362       47,114      32,205      37,636
       Units redeemed....................     (909)     (1,991)      (176,869)    (169,355)    (28,960)    (70,907)
                                           --------    --------   -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................   10,880      11,776        760,583      906,090      95,366      92,121
                                           ========    ========   ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                          -----------------------  -----------------------  ----------------------
                                                                                            VIP INVESTMENT
                                              VIP HIGH INCOME           VIP INDEX 500         GRADE BOND
                                             (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                          -----------------------  -----------------------  ----------------------
                                             2013         2012        2013         2012      2013        2012
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  201,161  $   223,293  $   15,920  $    16,013  $   17      $   10
Net realized gains (losses)..............     34,239       17,011     444,560      237,095      23          42
Change in unrealized gains (losses)......    (25,601)     483,883   1,606,292      634,984     (99)          6
                                          ----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 operations..............................    209,799      724,187   2,066,772      888,092     (59)         58
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        184          184      57,897        5,446      --          --
Benefit payments.........................    (66,219)    (190,543)   (185,493)     (68,335)     --          --
Payments on termination..................   (787,509)    (980,219)   (970,782)  (1,018,074)     --          --
Contract Maintenance Charge..............    (17,075)     (23,032)    (31,779)     (32,509)     (3)         (4)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (47,087)    (306,153)  1,677,476      187,966     337          37
                                          ----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 contract transactions...................   (917,706)  (1,499,763)    547,319     (925,506)    334          33
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (707,907)    (775,576)  2,614,091      (37,414)    275          91
NET ASSETS AT BEGINNING OF
 PERIOD..................................  5,700,730    6,476,306   6,649,117    6,686,531   1,544       1,453
                                          ----------  -----------  ----------  -----------    ------      ------
NET ASSETS AT END OF PERIOD.............. $4,992,823  $ 5,700,730  $9,263,208  $ 6,649,117  $1,819      $1,544
                                          ==========  ===========  ==========  ===========    ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    364,689      465,643     598,386      683,837     102         100
       Units issued......................     16,816       10,926     216,216      112,587      23           2
       Units redeemed....................    (74,642)    (111,880)   (171,035)    (198,038)     --          --
                                          ----------  -----------  ----------  -----------    ------      ------
    Units outstanding at end of period...    306,863      364,689     643,567      598,386     125         102
                                          ==========  ===========  ==========  ===========    ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                            FIDELITY VARIABLE         FIDELITY VARIABLE     FIDELITY VARIABLE
                                         INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                            (SERVICE CLASS 2)         (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                               SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                        ------------------------  ------------------------  ----------------------
                                               VIP MID CAP            VIP MONEY MARKET        VIP OVERSEAS
                                            (SERVICE CLASS 2)         (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                        ------------------------  ------------------------  ----------------------
                                            2013         2012         2013         2012       2013        2012
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (199,966) $  (191,462) $  (187,978) $  (236,592) $  (220)    $   (15)
Net realized gains (losses)............   2,351,351    1,277,040           --           --       47      (1,382)
Change in unrealized gains
 (losses)..............................   2,187,129      833,615           --           --    9,142       7,014
                                        -----------  -----------  -----------  -----------   -------     -------
Increase (decrease) in net assets from
 operations............................   4,338,514    1,919,193     (187,978)    (236,592)   8,969       5,617
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      21,698        7,846       35,893       25,707       --          --
Benefit payments.......................    (279,512)    (298,248)    (324,893)    (491,666)      --          --
Payments on termination................  (2,681,400)  (2,196,825)  (6,356,692)  (6,282,434)  (1,250)     (5,239)
Contract Maintenance Charge............     (56,146)     (64,405)     (52,586)     (56,094)     (15)        (15)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    (543,860)    (760,929)   2,747,522    4,533,924      (31)         34
                                        -----------  -----------  -----------  -----------   -------     -------
Increase (decrease) in net assets from
 contract transactions.................  (3,539,220)  (3,312,561)  (3,950,756)  (2,270,563)  (1,296)     (5,220)
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS............................     799,294   (1,393,368)  (4,138,734)  (2,507,155)   7,673         397
NET ASSETS AT BEGINNING
 OF PERIOD.............................  14,507,636   15,901,004   13,577,542   16,084,697   32,868      32,471
                                        -----------  -----------  -----------  -----------   -------     -------
NET ASSETS AT END OF
 PERIOD................................ $15,306,930  $14,507,636  $ 9,438,808  $13,577,542  $40,541     $32,868
                                        ===========  ===========  ===========  ===========   =======     =======
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   1,098,429    1,352,629    1,362,956    1,590,001    2,632       3,126
       Units issued....................      52,660       40,694      692,718      680,855       --           2
       Units redeemed..................    (282,308)    (294,894)  (1,094,393)    (907,900)    (104)       (496)
                                        -----------  -----------  -----------  -----------   -------     -------
    Units outstanding at end of
     period............................     868,781    1,098,429      961,281    1,362,956    2,528       2,632
                                        ===========  ===========  ===========  ===========   =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                       ----------------------------------------------------------------------------
                                               FRANKLIN                 FRANKLIN                  FRANKLIN
                                          TEMPLETON VARIABLE       TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                       INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       -----------------------  ------------------------  ------------------------
                                          FRANKLIN FLEX CAP        FRANKLIN GROWTH AND            FRANKLIN
                                          GROWTH SECURITIES         INCOME SECURITIES      HIGH INCOME SECURITIES
                                       -----------------------  ------------------------  ------------------------
                                           2013        2012         2013         2012         2013         2012
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (42,745) $  (49,251) $   308,776  $   432,797  $   600,594  $   592,499
Net realized gains (losses)...........     355,078     219,448      662,617     (738,354)     222,782      182,441
Change in unrealized gains
 (losses).............................     459,889      99,281    6,791,710    3,731,498     (199,842)     649,588
                                       -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................     772,222     269,478    7,763,103    3,425,941      623,534    1,424,528
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................          --          --       87,203       48,656        3,600        3,600
Benefit payments......................     (67,418)   (114,190)    (806,098)    (470,919)    (445,931)    (272,573)
Payments on termination...............    (643,077)   (554,241)  (5,433,282)  (6,028,779)  (1,298,738)  (1,735,303)
Contract Maintenance Charge...........     (10,457)    (14,034)    (131,972)    (151,456)     (15,871)     (20,340)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (333,757)   (170,253)  (1,908,303)    (384,687)     160,859    1,177,087
                                       -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,054,709)   (852,718)  (8,192,452)  (6,987,185)  (1,596,081)    (847,529)
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................    (282,487)   (583,240)    (429,349)  (3,561,244)    (972,547)     576,999
NET ASSETS AT BEGINNING
 OF PERIOD............................   2,621,147   3,204,387   31,622,714   35,183,958   11,252,280   10,675,281
                                       -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 2,338,660  $2,621,147  $31,193,365  $31,622,714  $10,279,733  $11,252,280
                                       ===========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     211,342     277,094    1,921,696    2,359,682      692,374      746,979
       Units issued...................       2,167      18,560       78,848      103,780       55,127      132,239
       Units redeemed.................     (73,684)    (84,312)    (515,022)    (541,766)    (152,238)    (186,844)
                                       -----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................     139,825     211,342    1,485,522    1,921,696      595,263      692,374
                                       ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                             FRANKLIN                   FRANKLIN                  FRANKLIN
                                        TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                     INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                             FRANKLIN              FRANKLIN LARGE CAP        FRANKLIN SMALL CAP
                                         INCOME SECURITIES          GROWTH SECURITIES         VALUE SECURITIES
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  6,834,378  $  7,756,395  $  (184,685) $  (285,247) $   (92,022) $  (271,254)
Net realized gains (losses)........      896,909    (1,385,646)   2,112,186      596,521    3,530,522    1,066,663
Change in unrealized gains
 (losses)..........................    8,735,010     9,949,306    6,445,924    3,773,756    6,343,375    4,295,839
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   16,466,297    16,320,055    8,373,425    4,085,030    9,781,875    5,091,248
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      308,168       119,716       68,495       66,632       93,328       44,241
Benefit payments...................   (4,794,107)   (4,668,407)    (977,501)  (1,180,438)  (1,202,276)    (938,466)
Payments on termination............  (23,496,726)  (26,250,972)  (6,734,614)  (5,139,447)  (5,202,564)  (4,747,167)
Contract Maintenance
 Charge............................     (379,504)     (472,726)    (129,200)    (148,289)    (107,829)    (118,359)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................       46,558       666,522   (2,164,166)    (798,302)  (1,910,102)  (1,139,886)
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (28,315,611)  (30,605,867)  (9,936,986)  (7,199,844)  (8,329,443)  (6,899,637)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (11,849,314)  (14,285,812)  (1,563,561)  (3,114,814)   1,452,432   (1,808,389)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  149,062,870   163,348,682   35,615,523   38,730,337   32,366,514   34,174,903
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $137,213,556  $149,062,870  $34,051,962  $35,615,523  $33,818,946  $32,366,514
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    9,737,999    11,831,193    3,072,820    3,693,931    1,413,978    1,730,895
       Units issued................      537,648       582,083      139,422      226,636       90,988       95,905
       Units redeemed..............   (2,279,959)   (2,675,277)    (888,331)    (847,747)    (396,388)    (412,822)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    7,995,688     9,737,999    2,323,911    3,072,820    1,108,578    1,413,978
                                    ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        ----------------------------------------------------------------------------
                                               FRANKLIN                  FRANKLIN                  FRANKLIN
                                          TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                        INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------   ------------------------  ------------------------
                                        FRANKLIN SMALL MID-CAP         FRANKLIN U.S.             MUTUAL GLOBAL
                                           GROWTH SECURITIES            GOVERNMENT           DISCOVERY SECURITIES
                                        ----------------------   ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (21,730)  $  (27,074) $   293,374  $   319,874  $    92,162  $   163,320
Net realized gains (losses)............    386,400      182,627          720      341,816    1,897,280      858,353
Change in unrealized gains
 (losses)..............................     54,991      (10,925)  (1,220,076)    (559,317)   1,802,650      958,063
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    419,661      144,628     (925,982)     102,373    3,792,092    1,979,736
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................        775        3,300        2,875       11,854       11,172        1,000
Benefit payments.......................     (4,334)      (6,137)    (637,175)    (701,840)    (342,388)    (326,698)
Payments on termination................   (332,297)    (178,234)  (3,708,959)  (6,249,461)  (3,100,988)  (2,993,182)
Contract Maintenance Charge............     (4,801)      (5,537)     (99,315)    (128,801)     (62,038)     (72,637)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (482,457)     (16,716)  (3,278,867)   4,554,257    1,134,847   (1,443,551)
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (823,114)    (203,324)  (7,721,441)  (2,513,991)  (2,359,395)  (4,835,068)
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................   (403,453)     (58,696)  (8,647,423)  (2,411,618)   1,432,697   (2,855,332)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,558,948    1,617,644   27,759,528   30,171,146   16,187,851   19,043,183
                                        ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $1,155,495   $1,558,948  $19,112,105  $27,759,528  $17,620,548  $16,187,851
                                        ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     78,312       89,165    2,156,406    2,352,323    1,256,636    1,644,163
       Units issued....................      3,530        2,298      111,484      504,924      215,589       42,650
       Units redeemed..................    (37,132)     (13,151)    (726,759)    (700,841)    (373,569)    (430,177)
                                        ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................     44,710       78,312    1,541,131    2,156,406    1,098,656    1,256,636
                                        ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                 ---------------------------------------------------------------------------------
                                          FRANKLIN                   FRANKLIN                   FRANKLIN
                                     TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                  INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                         SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                 --------------------------  ------------------------  --------------------------
                                                               TEMPLETON DEVELOPING             TEMPLETON
                                  MUTUAL SHARES SECURITIES      MARKETS SECURITIES         FOREIGN SECURITIES
                                 --------------------------  ------------------------  --------------------------
                                     2013          2012          2013         2012         2013          2012
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $    310,709  $    325,898  $    54,432  $   (48,404) $    698,370  $  1,274,354
Net realized gains (losses).....    3,168,092      (296,125)      86,060      (26,212)    1,354,876    (2,152,400)
Change in unrealized gains
 (losses).......................   14,717,230     9,750,958     (540,586)   2,283,133    14,695,468    14,940,606
                                 ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   18,196,031     9,780,731     (400,094)   2,208,517    16,748,714    14,062,560
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      139,693       215,288       55,578      165,430       115,238       161,536
Benefit payments................   (2,994,807)   (1,997,881)    (292,858)    (514,175)   (2,657,880)   (2,190,330)
Payments on termination.........  (12,772,533)  (11,932,744)  (2,878,293)  (3,250,651)  (14,183,595)  (11,972,032)
Contract Maintenance
 Charge.........................     (234,324)     (277,848)     (66,322)     (85,723)     (266,774)     (317,010)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (4,359,956)   (2,845,868)    (285,517)  (1,228,066)   (2,706,170)   (4,348,319)
                                 ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (20,221,927)  (16,839,053)  (3,467,412)  (4,913,185)  (19,699,181)  (18,666,155)
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................   (2,025,896)   (7,058,322)  (3,867,506)  (2,704,668)   (2,950,467)   (4,603,595)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   77,899,774    84,958,096   18,472,833   21,177,501    89,891,092    94,494,687
                                 ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $ 75,873,878  $ 77,899,774  $14,605,327  $18,472,833  $ 86,940,625  $ 89,891,092
                                 ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........    5,069,660     6,198,432      527,976      673,412     5,152,148     6,285,468
       Units issued.............      110,454       137,191       44,784       37,888       233,322       267,987
       Units redeemed...........   (1,254,864)      137,191     (144,000)    (183,324)   (1,243,821)   (1,401,307)
                                 ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end
     of period..................    3,925,250     5,069,660      428,760      527,976     4,141,649     5,152,148
                                 ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          --------------------------------------------------------------------------
                                                 FRANKLIN                 FRANKLIN               GOLDMAN SACHS
                                            TEMPLETON VARIABLE       TEMPLETON VARIABLE             VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST     INSURANCE TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   -----------------------  -----------------------
                                                 TEMPLETON               TEMPLETON
                                          GLOBAL BOND SECURITIES     GROWTH SECURITIES        VIT LARGE CAP VALUE
                                          ----------------------   -----------------------  -----------------------
                                             2013         2012        2013         2012         2013        2012
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   56,279   $   97,655  $   12,652   $   6,817   $   (23,118) $  (15,537)
Net realized gains (losses)..............     75,916      105,933       6,097     (26,649)      605,122      57,261
Change in unrealized gains (losses)......   (129,672)      64,934     237,908     196,000       509,754     648,798
                                          ----------   ----------  ----------   ---------   -----------  ----------
Increase (decrease) in net assets from
 operations..............................      2,523      268,522     256,657     176,168     1,091,758     690,522
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --       11,466          --          --           144         144
Benefit payments.........................    (43,549)     (24,250)     (5,805)    (18,277)     (215,159)    (78,870)
Payments on termination..................   (277,253)    (549,976)    (84,568)   (202,335)     (944,366)   (664,933)
Contract Maintenance Charge..............     (2,850)      (3,872)       (416)       (415)      (15,445)    (19,199)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     17,314       19,246      (3,502)       (127)     (166,511)    (28,293)
                                          ----------   ----------  ----------   ---------   -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (306,338)    (547,386)    (94,291)   (221,154)   (1,341,337)   (791,151)
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (303,815)    (278,864)    162,366     (44,986)     (249,579)   (100,629)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,970,811    2,249,675     948,707     993,693     4,085,608   4,186,237
                                          ----------   ----------  ----------   ---------   -----------  ----------
NET ASSETS AT END OF PERIOD.............. $1,666,996   $1,970,811  $1,111,073   $ 948,707   $ 3,836,029  $4,085,608
                                          ==========   ==========  ==========   =========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     70,109       92,186      55,982      69,375       367,455     441,505
       Units issued......................      3,723        5,721          44         598        14,229      25,857
       Units redeemed....................    (15,289)     (27,798)     (5,986)    (13,991)     (117,961)    (99,907)
                                          ----------   ----------  ----------   ---------   -----------  ----------
    Units outstanding at end of period...     58,543       70,109      50,040      55,982       263,723     367,455
                                          ==========   ==========  ==========   =========   ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------------
                                                           GOLDMAN SACHS         GOLDMAN SACHS    GOLDMAN SACHS
                                                             VARIABLE              VARIABLE          VARIABLE
                                                          INSURANCE TRUST       INSURANCE TRUST  INSURANCE TRUST
                                                            SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------------  ----------------  ---------------
                                                                                                  VIT STRATEGIC
                                                                                 VIT STRATEGIC    INTERNATIONAL
                                                         VIT MID CAP VALUE          GROWTH            EQUITY
                                                     ------------------------  ----------------  ---------------
                                                         2013         2012       2013     2012     2013    2012
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (33,254) $   (22,809) $  (163) $   (99) $   (31) $   13
Net realized gains (losses).........................     477,981      (57,009)     800      319      651       1
Change in unrealized gains (losses).................     561,398      716,356    4,339    2,543     (250)    408
                                                     -----------  -----------  -------  -------  -------  ------
Increase (decrease) in net assets from operations...   1,006,125      636,538    4,976    2,763      370     422
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................          --        1,800       --       --       --      --
Benefit payments....................................    (233,841)     (43,189)      --       --       --      --
Payments on termination.............................    (902,586)    (794,400)      --   (2,761)  (2,980)     --
Contract Maintenance Charge.........................     (12,667)     (16,828)     (20)     (20)      --      (6)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (153,471)    (231,993)      --       --       --      --
                                                     -----------  -----------  -------  -------  -------  ------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,302,565)  (1,084,610)     (20)  (2,781)  (2,980)     (6)
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...................    (296,440)    (448,072)   4,956      (18)  (2,610)    416
NET ASSETS AT BEGINNING OF PERIOD...................   3,849,889    4,297,961   16,216   16,234    2,610   2,194
                                                     -----------  -----------  -------  -------  -------  ------
NET ASSETS AT END OF PERIOD......................... $ 3,553,449  $ 3,849,889  $21,172  $16,216  $    --  $2,610
                                                     ===========  ===========  =======  =======  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     271,497      351,667    1,385    1,731      303     304
       Units issued.................................       6,950        2,607       --       --       --      --
       Units redeemed...............................     (86,364)     (82,777)      (2)    (346)    (303)     (1)
                                                     -----------  -----------  -------  -------  -------  ------
    Units outstanding at end of period..............     192,083      271,497    1,383    1,385       --     303
                                                     ===========  ===========  =======  =======  =======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       ------------------------------------------------------------------------------
                                             GOLDMAN SACHS             GOLDMAN SACHS
                                               VARIABLE                  VARIABLE                   INVESCO
                                            INSURANCE TRUST           INSURANCE TRUST         INVESTMENT SERVICES
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  -------------------------
                                            VIT STRUCTURED            VIT STRUCTURED         INVESCO V.I. AMERICAN
                                           SMALL CAP EQUITY             U.S. EQUITY              FRANCHISE (H)
                                       ------------------------  ------------------------  -------------------------
                                           2013         2012         2013         2012         2013          2012
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (62,965) $   (48,638) $   (39,829) $     2,119  $   (877,072) $  (948,960)
Net realized gains (losses)...........   1,339,770      (73,976)     422,539          999     1,955,214     (144,605)
Change in unrealized gains
 (losses).............................   1,241,307    1,104,546    1,482,964      786,993    26,360,137    2,078,582
                                       -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations......................   2,518,112      981,932    1,865,674      790,111    27,438,279      985,017
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       1,199        6,291          290          290       125,552       95,592
Benefit payments......................    (246,823)    (131,446)    (151,004)    (216,227)   (2,829,234)  (1,812,504)
Payments on termination...............  (1,723,027)  (1,322,519)  (1,302,924)    (977,878)   (6,566,434)  (5,408,883)
Contract Maintenance Charge...........     (26,321)     (33,620)     (21,036)     (26,766)      (56,292)     (48,088)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (204,517)    (330,151)    (781,719)      70,181    (2,462,389)  57,647,579
                                       -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (2,199,489)  (1,811,445)  (2,256,393)  (1,150,400)  (11,788,797)  50,473,696
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................     318,623     (829,513)    (390,719)    (360,289)   15,649,482   51,458,713
NET ASSETS AT BEGINNING
 OF PERIOD............................   8,438,202    9,267,715    6,183,321    6,543,610    78,331,849   26,873,136
                                       -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 8,756,825  $ 8,438,202  $ 5,792,602  $ 6,183,321  $ 93,981,331  $78,331,849
                                       ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     707,400      863,082      541,166      644,793     7,872,596    2,953,749
       Units issued...................      30,984       24,870        2,412       38,556       186,367    6,423,603
       Units redeemed.................    (189,486)    (180,552)    (168,458)    (142,183)   (1,214,235)  (1,504,756)
                                       -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period...........................     548,898      707,400      375,120      541,166     6,844,728    7,872,596
                                       ===========  ===========  ===========  ===========  ============  ===========

--------
(h)Previously known as Invesco Van Kampen V.I. American Franchise

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                             INVESCO                   INVESCO                    INVESCO
                                       INVESTMENT SERVICES       INVESTMENT SERVICES        INVESTMENT SERVICES
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                          INVESCO V.I.              INVESCO V.I.               INVESCO V.I.
                                       AMERICAN VALUE (I)           COMSTOCK (J)                CORE EQUITY
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (502,489) $  (473,086) $    43,207  $    61,357  $    (55,318) $   (403,329)
Net realized gains (losses)........   2,342,224      299,884    1,586,066      353,187     4,013,722     2,198,164
Change in unrealized gains
 (losses)..........................  11,483,978    7,025,532    7,560,932    4,529,280    17,041,510     7,963,976
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................  13,323,713    6,852,330    9,190,205    4,943,824    20,999,914     9,758,811
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      26,632       14,995        2,018       36,367        25,418       107,767
Benefit payments...................  (1,593,922)  (1,382,383)  (1,262,554)  (1,447,813)   (3,386,453)   (2,934,288)
Payments on termination............  (6,336,972)  (5,978,397)  (3,454,772)  (3,121,335)   (7,405,211)   (7,222,895)
Contract Maintenance Charge........     (45,207)     (50,179)     (15,039)     (16,863)      (49,625)      (54,352)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (981,886)  (1,907,937)    (994,828)  (1,452,891)     (601,645)   (1,827,071)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (8,931,355)  (9,303,901)  (5,725,175)  (6,002,535)  (11,417,516)  (11,930,839)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   4,392,358   (2,451,571)   3,465,030   (1,058,711)    9,582,398    (2,172,028)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  45,486,572   47,938,143   29,457,557   30,516,268    81,396,054    83,568,082
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $49,878,930  $45,486,572  $32,922,587  $29,457,557  $ 90,978,452  $ 81,396,054
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,761,300    3,355,745    2,038,235    2,480,416     5,459,486     6,319,023
       Units issued................     105,730      110,913       69,824       68,950       146,501       149,120
       Units redeemed..............    (573,268)    (705,358)    (409,044)    (511,131)     (826,123)   (1,008,657)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   2,293,762    2,761,300    1,699,015    2,038,235     4,779,864     5,459,486
                                    ===========  ===========  ===========  ===========  ============  ============

--------
(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                              INVESCO                    INVESCO                   INVESCO
                                        INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                           INVESCO V.I.               INVESCO V.I.              INVESCO V.I.
                                       DIVERSIFIED DIVIDEND        DIVERSIFIED INCOME       EQUITY AND INCOME (K)
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,253,626  $    840,009  $   291,483  $   322,524  $    40,457  $   109,669
Net realized gains (losses)........    9,151,118     4,953,518     (268,389)    (249,716)     663,931      (68,016)
Change in unrealized gains
 (losses)..........................   28,339,600    16,658,341     (156,215)     795,197    5,031,706    2,754,763
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   38,744,344    22,451,868     (133,121)     868,005    5,736,094    2,796,416
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      184,427       287,120          150          150      108,423       22,747
Benefit payments...................   (7,044,032)   (6,478,594)    (175,567)    (356,376)  (1,101,506)  (1,504,628)
Payments on termination............  (13,317,580)  (12,839,094)    (817,963)    (881,645)  (2,932,405)  (2,507,284)
Contract Maintenance
 Charge............................      (80,048)      (87,699)      (2,993)      (3,720)     (12,235)     (14,046)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (2,895,245)   (2,290,909)    (456,021)     646,961      513,859      571,409
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (23,152,478)  (21,409,176)  (1,452,394)    (594,630)  (3,423,864)  (3,431,802)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................   15,591,866     1,042,692   (1,585,515)     273,375    2,312,230     (635,386)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  141,410,814   140,368,122   10,091,307    9,817,932   25,806,288   26,441,674
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $157,002,680  $141,410,814  $ 8,505,792  $10,091,307  $28,118,518  $25,806,288
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    4,564,975     5,321,015      730,748      774,767    1,888,361    2,160,378
       Units issued................       88,512       110,597       25,679       85,613      106,546      155,714
       Units redeemed..............     (734,481)     (866,637)    (132,871)    (129,632)    (325,236)    (427,731)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    3,919,006     4,564,975      623,556      730,748    1,669,671    1,888,361
                                    ============  ============  ===========  ===========  ===========  ===========

--------
(k)Previously known as Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       ----------------------------------------------------------------------------
                                                INVESCO                   INVESCO                  INVESCO
                                          INVESTMENT SERVICES       INVESTMENT SERVICES      INVESTMENT SERVICES
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                       ------------------------  ------------------------  -----------------------
                                             INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                          GLOBAL CORE EQUITY       GOVERNMENT SECURITIES        HIGH YIELD (L)
                                       ------------------------  ------------------------  -----------------------
                                           2013         2012         2013         2012       2013 (M)      2012
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   190,055  $   397,352  $   226,810  $   217,189  $   688,244  $  220,576
Net realized gains (losses)...........     (17,538)  (1,146,961)     (19,305)      91,413      (13,966)    (40,884)
Change in unrealized gains
 (losses).............................   6,918,659    5,058,350     (665,786)    (177,218)    (176,959)    719,731
                                       -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
 from operations......................   7,091,176    4,308,741     (458,281)     131,384      497,319     899,423
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       4,997       40,570       62,500           --       20,926      53,624
Benefit payments......................  (1,780,618)  (1,890,270)    (241,162)    (193,592)    (789,887)   (277,069)
Payments on termination...............  (2,787,169)  (3,748,631)    (891,010)  (1,532,276)  (1,261,904)   (558,199)
Contract Maintenance Charge...........     (20,195)     (23,358)      (4,469)      (5,214)      (7,891)     (2,633)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (826,798)    (920,536)    (796,540)     356,211   12,199,452     328,468
                                       -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
 from contract transactions...........  (5,409,783)  (6,542,225)  (1,870,681)  (1,374,871)  10,160,696    (455,809)
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS...........................   1,681,393   (2,233,484)  (2,328,962)  (1,243,487)  10,658,015     443,614
NET ASSETS AT BEGINNING
 OF PERIOD............................  36,933,762   39,167,246   12,301,905   13,545,392    6,534,771   6,091,157
                                       -----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD............................... $38,615,155  $36,933,762  $ 9,972,943  $12,301,905  $17,192,786  $6,534,771
                                       ===========  ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,028,113    2,400,769      744,579      829,440      428,792     459,867
       Units issued...................      41,689       30,992       26,770       99,794      785,087      48,454
       Units redeemed.................    (315,723)    (403,648)    (146,385)    (184,655)    (220,569)    (79,529)
                                       -----------  -----------  -----------  -----------  -----------  ----------
    Units outstanding at end of
     period...........................   1,754,079    2,028,113      624,964      744,579      993,310     428,792
                                       ===========  ===========  ===========  ===========  ===========  ==========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m)For the period beginning April 26, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------------
                                             INVESCO                    INVESCO                   INVESCO
                                       INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                           SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    -------------------------  ------------------------  ------------------------
                                           INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                    HIGH YIELD SECURITIES (L)    INTERNATIONAL GROWTH       MID CAP CORE EQUITY
                                    -------------------------  ------------------------  ------------------------
                                      2013 (N)        2012         2013         2012         2013         2012
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,092,374  $   779,745  $   (43,668) $     4,788  $   (88,934) $  (160,393)
Net realized gains (losses)........   (3,165,916)    (593,252)   1,000,569      921,741    1,224,448      264,165
Change in unrealized gains
 (losses)..........................    2,545,857    1,910,721    2,637,496    1,954,425    1,592,767      922,937
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................      472,315    2,097,214    3,594,397    2,880,954    2,728,281    1,026,709
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................        1,774       37,187       71,178       19,311        4,691        3,442
Benefit payments...................     (421,750)    (642,721)    (575,375)    (603,338)    (269,418)    (591,987)
Payments on termination............     (416,988)  (1,274,330)  (1,660,161)  (1,760,152)  (1,297,457)    (958,515)
Contract Maintenance Charge........       (2,613)      (9,113)     (11,174)     (12,325)      (3,666)      (4,177)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (13,256,374)     820,619     (133,316)    (894,533)     133,916     (314,898)
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (14,095,951)  (1,068,358)  (2,308,848)  (3,251,037)  (1,431,934)  (1,866,135)
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (13,623,636)   1,028,856    1,285,549     (370,083)   1,296,347     (839,426)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   13,623,636   12,594,780   22,031,468   22,401,551   10,747,673   11,587,099
                                    ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $         --  $13,623,636  $23,317,017  $22,031,468  $12,044,020  $10,747,673
                                    ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........      796,737      859,867    1,246,396    1,440,655      659,045      780,506
       Units issued................        8,381       98,450       39,459       33,937       36,561       64,942
       Units redeemed..............     (805,118)    (161,580)    (160,237)    (228,196)    (110,240)    (186,403)
                                    ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................           --      796,737    1,125,618    1,246,396      585,366      659,045
                                    ============  ===========  ===========  ===========  ===========  ===========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(n)For the period beginning January 1, 2013 and ended April 26, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        ---------------------------------------------------------------------------
                                                INVESCO                  INVESCO                   INVESCO
                                          INVESTMENT SERVICES      INVESTMENT SERVICES       INVESTMENT SERVICES
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                             INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                          MID CAP GROWTH (O)          MONEY MARKET              S&P 500 INDEX
                                        ----------------------  ------------------------  ------------------------
                                           2013      2012 (AT)      2013         2012         2013         2012
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (77,625) $  (67,087) $  (126,334) $  (159,089) $   172,408  $   162,670
Net realized gains (losses)............    188,569    (138,757)          --           --    1,662,641      995,938
Change in unrealized gains
 (losses)..............................  2,233,146    (102,068)          --           --    6,513,340    2,899,131
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................  2,344,090    (307,912)    (126,334)    (159,089)   8,348,389    4,057,739
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................        180         120       62,500       96,549       74,486        2,222
Benefit payments.......................   (374,131)   (187,435)    (271,535)     (96,489)  (1,443,872)  (1,236,055)
Payments on termination................   (470,261)   (490,524)  (1,769,428)  (3,029,015)  (2,512,388)  (2,632,741)
Contract Maintenance Charge............     (3,013)     (2,026)      (4,466)      (4,927)     (15,462)     (17,969)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    144,165   7,879,953      (94,995)     653,587     (770,173)    (289,217)
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (703,060)  7,200,088   (2,077,924)  (2,380,295)  (4,667,409)  (4,173,760)
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  1,641,030   6,892,176   (2,204,258)  (2,539,384)   3,680,980     (116,021)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  6,892,176          --   10,399,526   12,938,910   29,850,514   29,966,535
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $8,533,206  $6,892,176  $ 8,195,268  $10,399,526  $33,531,494  $29,850,514
                                        ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    428,516          --      903,567    1,110,795    2,390,830    2,721,635
       Units issued....................     21,497     970,027      175,273      392,190      103,012      209,307
       Units redeemed..................    (59,422)   (541,511)    (361,145)    (599,418)    (428,244)    (540,112)
                                        ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    390,591     428,516      717,695      903,567    2,065,598    2,390,830
                                        ==========  ==========  ===========  ===========  ===========  ===========

--------
(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(at)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ------------------------------------------------------------------------
                                                  INVESCO                 INVESCO                 INVESCO
                                            INVESTMENT SERVICES     INVESTMENT SERVICES     INVESTMENT SERVICES
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  -----------------------
                                               INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                                TECHNOLOGY               UTILITIES        VALUE OPPORTUNITIES (P)
                                          ----------------------  ----------------------  -----------------------
                                             2013        2012        2013        2012        2013         2012
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (36,468) $  (35,311) $   88,989  $  108,333  $    5,246  $     3,641
Net realized gains (losses)..............    305,855     117,208     210,789     288,195      44,264     (298,593)
Change in unrealized gains (losses)......    285,370     156,144     247,939    (261,455)  1,947,843    1,330,164
                                          ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    554,757     238,041     547,717     135,073   1,997,353    1,035,212
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      2,801       6,143          --          --       2,168          168
Benefit payments.........................    (44,069)    (86,056)   (197,711)   (180,802)    (95,712)    (140,839)
Payments on termination..................    (95,921)   (145,552)   (445,411)   (344,673)   (703,180)    (588,212)
Contract Maintenance Charge..............     (1,559)     (1,757)     (2,622)     (2,883)     (3,432)      (3,807)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    144,738       4,413     (82,899)    (37,500)    106,410     (621,907)
                                          ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................      5,990    (222,809)   (728,643)   (565,858)   (693,746)  (1,354,597)
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    560,747      15,232    (180,926)   (430,785)  1,303,607     (319,385)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,386,725   2,371,493   6,001,922   6,432,707   6,590,362    6,909,747
                                          ----------  ----------  ----------  ----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $2,947,472  $2,386,725  $5,820,996  $6,001,922  $7,893,969  $ 6,590,362
                                          ==========  ==========  ==========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    177,131     193,157     311,469     341,041     559,322      680,705
       Units issued......................     21,601      15,768      10,079      28,419      27,013       23,126
       Units redeemed....................    (21,605)    (31,794)    (45,065)    (57,991)    (78,397)    (144,509)
                                          ----------  ----------  ----------  ----------  ----------  -----------
    Units outstanding at end of
     period..............................    177,127     177,131     276,483     311,469     507,938      559,322
                                          ==========  ==========  ==========  ==========  ==========  ===========

--------
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                       INVESCO INVESTMENT        INVESCO INVESTMENT         INVESCO INVESTMENT
                                      SERVICES (SERIES II)      SERVICES (SERIES II)       SERVICES (SERIES II)
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                          INVESCO V.I.              INVESCO V.I.               INVESCO V.I.
                                    AMERICAN FRANCHISE II (Q)   AMERICAN VALUE II (R)         COMSTOCK II (S)
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (418,836) $  (495,367) $  (392,428) $  (381,572) $   (374,313) $   (300,793)
Net realized gains (losses)........   2,414,291    1,736,337    1,870,695       (4,154)    7,362,421     1,660,612
Change in unrealized gains
 (losses)..........................   7,015,357    1,840,199    7,961,961    5,550,705    26,745,574    17,529,439
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   9,010,812    3,081,169    9,440,228    5,164,979    33,733,682    18,889,258
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       7,605       25,965       10,794       26,167        86,922        59,520
Benefit payments...................    (460,205)    (414,121)    (862,033)  (1,167,579)   (3,402,941)   (3,384,007)
Payments on termination............  (3,742,322)  (4,265,400)  (5,712,048)  (5,384,345)  (19,652,252)  (18,127,544)
Contract Maintenance
 Charge............................     (66,430)     (79,809)    (129,251)    (152,109)     (291,996)     (342,006)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (1,548,224)     961,410   (2,444,027)  (1,601,959)   (4,950,293)   (5,691,900)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (5,809,576)  (3,771,955)  (9,136,565)  (8,279,825)  (28,210,560)  (27,485,937)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   3,201,236     (690,786)     303,663   (3,114,846)    5,523,122    (8,596,679)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  27,027,374   27,718,160   33,463,404   36,578,250   112,847,590   121,444,269
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $30,228,610  $27,027,374  $33,767,067  $33,463,404  $118,370,712  $112,847,590
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,303,381    2,638,253    1,633,481    2,055,220     7,653,321     9,615,125
       Units issued................      50,701      224,164       20,957       42,021       130,950       162,321
       Units redeemed..............    (464,429)    (559,036)    (401,086)    (463,760)   (1,751,008)   (2,124,125)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   1,889,653    2,303,381    1,253,352    1,633,481     6,033,263     7,653,321
                                    ===========  ===========  ===========  ===========  ============  ============

--------
(q)Previously known as Invesco Van Kampen V.I. American Franchise II
(r)Previously known as Invesco Van Kampen V.I. American Value II
(s)Previously known as Invesco Van Kampen V.I. Comstock II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                            INVESCO INVESTMENT       INVESCO INVESTMENT      INVESCO INVESTMENT
                                           SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------  ------------------------  -------------------
                                               INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                              CORE EQUITY II       DIVERSIFIED DIVIDEND II  DIVERSIFIED INCOME II
                                          ----------------------  ------------------------  -------------------
                                             2013        2012         2013         2012        2013       2012
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (9,945) $  (19,424) $   113,721  $    13,474  $   5,784   $  7,631
Net realized gains (losses)..............    121,582     106,866    2,460,106    1,071,815    (15,010)    (4,510)
Change in unrealized gains (losses)......    351,527     160,682    7,366,409    4,789,054      4,547     17,473
                                          ----------  ----------  -----------  -----------  ---------   --------
Increase (decrease) in net assets from
 operations..............................    463,164     248,124    9,940,236    5,874,343     (4,679)    20,594
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,000       3,104        8,272        6,451         45        270
Benefit payments.........................    (53,524)   (130,172)  (1,271,360)  (1,158,296)        --     (4,224)
Payments on termination..................   (266,699)   (412,207)  (4,611,852)  (4,363,943)   (70,331)   (22,880)
Contract Maintenance Charge..............     (4,959)     (6,480)     (64,027)     (74,182)        --         --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     11,646     (84,038)  (1,337,079)  (2,038,869)   (29,800)    56,884
                                          ----------  ----------  -----------  -----------  ---------   --------
Increase (decrease) in net assets from
 contract transactions...................   (308,536)   (629,793)  (7,276,046)  (7,628,839)  (100,086)    30,050
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS..................................    154,628    (381,669)   2,664,190   (1,754,496)  (104,765)    50,644
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,911,765   2,293,434   37,837,984   39,592,480    274,958    224,314
                                          ----------  ----------  -----------  -----------  ---------   --------
NET ASSETS AT END OF PERIOD.............. $2,066,393  $1,911,765  $40,502,174  $37,837,984  $ 170,193   $274,958
                                          ==========  ==========  ===========  ===========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    158,981     211,895    3,061,563    3,737,426     21,690     19,198
       Units issued......................     10,257       3,814       73,231       49,092        310      4,735
       Units redeemed....................    (34,343)    (56,728)    (571,801)    (724,955)    (8,364)    (2,243)
                                          ----------  ----------  -----------  -----------  ---------   --------
    Units outstanding at end of period...    134,895     158,981    2,562,993    3,061,563     13,636     21,690
                                          ==========  ==========  ===========  ===========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -----------------------------------------------------------------------------
                                              INVESCO INVESTMENT        INVESCO INVESTMENT      INVESCO INVESTMENT
                                             SERVICES (SERIES II)      SERVICES (SERIES II)    SERVICES (SERIES II)
                                                 SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                          -------------------------  ------------------------  -----------------------
                                                 INVESCO V.I.              INVESCO V.I.            INVESCO V.I.
                                           EQUITY AND INCOME II (T)    GLOBAL CORE EQUITY II   GOVERNMENT SECURITIES II
                                          -------------------------  ------------------------  -----------------------
                                              2013         2012          2013         2012        2013         2012
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (91,997) $     24,599  $   (12,303) $   125,054  $   4,601    $   5,567
Net realized gains (losses)..............   2,433,927       943,357       47,017     (491,434)    (1,029)       2,709
Change in unrealized gains (losses)......   5,959,091     3,563,631    3,706,380    2,620,217    (19,732)      (5,412)
                                          -----------  ------------  -----------  -----------   ---------   ---------
Increase (decrease) in net assets from
 operations..............................   8,301,021     4,531,587    3,741,094    2,253,837    (16,160)       2,864
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      40,921        40,075        3,538        3,356         --        2,500
Benefit payments.........................  (1,475,542)   (1,573,809)    (444,502)    (418,660)        --       (3,279)
Payments on termination..................  (7,747,954)   (7,909,774)  (2,291,394)  (2,091,403)  (126,665)    (115,268)
Contract Maintenance Charge..............     (92,437)     (114,229)     (32,951)     (40,115)        --           --
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (598,184)   (2,098,244)    (653,193)    (467,421)   (13,669)       9,096
                                          -----------  ------------  -----------  -----------   ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (9,873,196)  (11,655,981)  (3,418,502)  (3,014,243)  (140,334)    (106,951)
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,572,175)   (7,124,394)     322,592     (760,406)  (156,494)    (104,087)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  40,002,844    47,127,238   20,366,718   21,127,124    459,659      563,746
                                          -----------  ------------  -----------  -----------   ---------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $38,430,669  $ 40,002,844  $20,689,310  $20,366,718  $ 303,165    $ 459,659
                                          ===========  ============  ===========  ===========   =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,673,533     3,477,573    1,723,693    1,996,012     34,033       42,041
       Units issued......................     118,624       147,361       24,146       42,803         69        1,059
       Units redeemed....................    (690,787)     (951,401)    (287,680)    (315,122)   (10,476)      (9,067)
                                          -----------  ------------  -----------  -----------   ---------   ---------
    Units outstanding at end of
     period..............................   2,101,370     2,673,533    1,460,159    1,723,693     23,626       34,033
                                          ===========  ============  ===========  ===========   =========   =========

--------
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                              INVESCO INVESTMENT        INVESCO INVESTMENT       INVESCO INVESTMENT
                                             SERVICES (SERIES II)      SERVICES (SERIES II)     SERVICES (SERIES II)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          --------------------------  ---------------------  ---------------------------
                                                 INVESCO V.I.              INVESCO V.I.             INVESCO V.I.
                                           GROWTH AND INCOME II (U)     HIGH YIELD II (V)    HIGH YIELD SECURITIES II (V)
                                          --------------------------  ---------------------  ---------------------------
                                              2013          2012        2013 (M)     2012      2013 (N)         2012
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (280,886) $   (263,732) $   397,038  $ 12,832  $    858,936   $   560,414
Net realized gains (losses)..............    5,283,886     1,372,827      (31,744)    3,728      (156,579)       41,090
Change in unrealized gains (losses)......   12,087,948     6,820,475     (219,606)   41,418      (373,766)    1,109,787
                                          ------------  ------------  -----------  --------  ------------   -----------
Increase (decrease) in net assets from
 operations..............................   17,090,948     7,929,570      145,688    57,978       328,591     1,711,291
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       82,820        54,846        7,503        --           182         6,193
Benefit payments.........................   (1,882,560)   (1,206,086)    (241,384)       --      (137,208)     (396,363)
Payments on termination..................  (11,789,609)  (10,134,057)    (804,178)  (76,328)     (292,900)   (1,712,334)
Contract Maintenance Charge..............     (222,920)     (260,830)     (16,202)       --        (6,469)      (26,561)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,184,468)   (3,070,898)  11,093,573    11,692   (10,799,759)       34,253
                                          ------------  ------------  -----------  --------  ------------   -----------
Increase (decrease) in net assets from
 contract transactions...................  (17,996,737)  (14,617,025)  10,039,312   (64,636)  (11,236,154)   (2,094,812)
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     (905,789)   (6,687,455)  10,185,000    (6,658)  (10,907,563)     (383,521)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   61,202,055    67,889,510      389,301   395,959    10,907,563    11,291,084
                                          ------------  ------------  -----------  --------  ------------   -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 60,296,266  $ 61,202,055  $10,574,301  $389,301  $         --   $10,907,563
                                          ============  ============  ===========  ========  ============   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,506,132     4,372,109       19,960    23,316       945,570     1,128,731
       Units issued......................       82,492       122,700      961,934       642        25,333        67,088
       Units redeemed....................     (960,885)     (988,677)    (120,657)   (3,998)     (970,903)     (250,249)
                                          ------------  ------------  -----------  --------  ------------   -----------
    Units outstanding at end of
     period..............................    2,627,739     3,506,132      861,237    19,960            --       945,570
                                          ============  ============  ===========  ========  ============   ===========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                            INVESCO INVESTMENT      INVESCO INVESTMENT       INVESCO INVESTMENT
                                           SERVICES (SERIES II)    SERVICES (SERIES II)     SERVICES (SERIES II)
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                               INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                          INTERNATIONAL GROWTH II MID CAP CORE EQUITY II    MID CAP GROWTH II (W)
                                          ----------------------  ----------------------  ------------------------
                                             2013        2012        2013        2012         2013         2012
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (23,784) $  (14,812) $  (27,485) $  (44,788) $  (150,143) $  (171,899)
Net realized gains (losses)..............    124,017      19,169     281,797      75,761      394,886      385,519
Change in unrealized gains (losses)......    589,264     564,473     276,142     216,142    2,755,865      730,694
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    689,497     568,830     530,454     247,115    3,000,608      944,314
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         81       1,986          15       2,590       33,620       31,207
Benefit payments.........................    (10,030)   (123,484)    (67,463)   (199,930)    (165,138)    (423,759)
Payments on termination..................   (569,765)   (498,721)   (598,591)   (642,728)  (1,592,058)  (1,777,613)
Contract Maintenance Charge..............    (13,169)    (15,170)     (4,201)     (6,776)     (26,030)     (30,210)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (79,668)     11,247     (41,172)    (80,116)    (102,997)     281,618
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (672,551)   (624,142)   (711,412)   (926,960)  (1,852,603)  (1,918,757)
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     16,946     (55,312)   (180,958)   (679,845)   1,148,005     (974,443)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,373,438   4,428,750   2,270,134   2,949,979    9,437,627   10,412,070
                                          ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $4,390,384  $4,373,438  $2,089,176  $2,270,134  $10,585,632  $ 9,437,627
                                          ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    442,241     506,854     165,157     231,695      615,481      742,270
       Units issued......................     25,817      11,237         239       9,451       72,170      107,931
       Units redeemed....................    (83,874)    (75,850)    (45,995)    (75,989)    (170,154)    (234,720)
                                          ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    384,184     442,241     119,401     165,157      517,497      615,481
                                          ==========  ==========  ==========  ==========  ===========  ===========

--------
(w)Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------------
                                                  INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                                 SERVICES (SERIES II)    SERVICES (SERIES II)     SERVICES (SERIES II)
                                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                                 -------------------  --------------------------  -------------------
                                                     INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                                   MONEY MARKET II         S&P 500 INDEX II         TECHNOLOGY II
                                                 -------------------  --------------------------  -------------------
                                                   2013       2012        2013          2012        2013       2012
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $(11,281) $ (12,780) $      3,114  $     17,056  $   (322)  $  (463)
Net realized gains (losses).....................       --         --     4,775,867     2,726,287     5,361     1,011
Change in unrealized gains (losses).............       --         --    10,896,423     5,237,443    (1,264)    1,892
                                                 --------  ---------  ------------  ------------  --------   -------
Increase (decrease) in net assets from
 operations.....................................  (11,281)   (12,780)   15,675,404     7,980,786     3,775     2,440
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       --      1,500        28,430        10,557        --        --
Benefit payments................................       --       (335)   (1,492,030)   (1,591,889)       --      (428)
Payments on termination.........................  (51,157)  (203,509)   (8,054,041)   (7,638,672)  (17,765)   (2,826)
Contract Maintenance Charge.....................       --         --      (131,817)     (161,121)       --        --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   59,424        (33)   (3,320,603)     (746,231)      303     6,476
                                                 --------  ---------  ------------  ------------  --------   -------
Increase (decrease) in net assets from contract
 transactions...................................    8,267   (202,377)  (12,970,061)  (10,127,356)  (17,462)    3,222
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (3,014)  (215,157)    2,705,343    (2,146,570)  (13,687)    5,662
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  745,453    960,610    59,511,629    61,658,199    30,533    24,871
                                                 --------  ---------  ------------  ------------  --------   -------
NET ASSETS AT END OF PERIOD..................... $742,439  $ 745,453  $ 62,216,972  $ 59,511,629  $ 16,846   $30,533
                                                 ========  =========  ============  ============  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   76,500     96,983     5,011,891     5,841,712     2,364     2,098
       Units issued.............................    7,536      1,045       256,493       440,154        24       575
       Units redeemed...........................   (6,530)   (21,528)   (1,126,731)   (1,269,975)   (1,330)     (309)
                                                 --------  ---------  ------------  ------------  --------   -------
    Units outstanding at end of period..........   77,506     76,500     4,141,653     5,011,891     1,058     2,364
                                                 ========  =========  ============  ============  ========   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------
                                                  INVESCO INVESTMENT     INVESCO INVESTMENT       JANUS ASPEN
                                                 SERVICES (SERIES II)   SERVICES (SERIES II)         SERIES
                                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                 -------------------  ------------------------  ---------------
                                                     INVESCO V.I.        INVESCO V.I. VALUE
                                                     UTILITIES II       OPPORTUNITIES II (X)    FORTY PORTFOLIO
                                                 -------------------  ------------------------  ---------------
                                                   2013       2012        2013         2012       2013    2012
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  1,691  $   1,910  $   (32,261) $   (32,634) $   (70) $  (61)
Net realized gains (losses).....................    5,636     14,163      107,784     (237,731)     107     112
Change in unrealized gains (losses).............    9,239     (7,307)   1,538,631    1,193,669    2,326   1,442
                                                 --------  ---------  -----------  -----------  -------  ------
Increase (decrease) in net assets from
 operations.....................................   16,566      8,766    1,614,154      923,304    2,363   1,493
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       30        180           54        3,227       --      --
Benefit payments................................       --       (437)    (275,773)    (206,594)      --      --
Payments on termination.........................  (24,476)  (183,689)    (798,048)    (932,114)      --      --
Contract Maintenance Charge.....................       --         --      (20,815)     (24,432)      (6)     (6)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (20,276)    13,578     (465,676)    (225,286)     (43)   (135)
                                                 --------  ---------  -----------  -----------  -------  ------
Increase (decrease) in net assets from contract
 transactions...................................  (44,722)  (170,368)  (1,560,258)  (1,385,199)     (49)   (141)
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...............  (28,156)  (161,602)      53,896     (461,895)   2,314   1,352
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  196,927    358,529    5,849,219    6,311,114    8,066   6,714
                                                 --------  ---------  -----------  -----------  -------  ------
NET ASSETS AT END OF PERIOD..................... $168,771  $ 196,927  $ 5,903,115  $ 5,849,219  $10,380  $8,066
                                                 ========  =========  ===========  ===========  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,589     19,417      474,808      590,928      468     476
       Units issued.............................       64        764        9,733       15,802        1      --
       Units redeemed...........................   (2,310)    (9,592)    (115,631)    (131,922)      (3)     (8)
                                                 --------  ---------  -----------  -----------  -------  ------
    Units outstanding at end of period..........    8,343     10,589      368,910      474,808      466     468
                                                 ========  =========  ===========  ===========  =======  ======

--------
(x)Previously known as Invesco Van Kampen V.I. Value Opportunities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------------
                                                                                                  LEGG MASON
                                                     LAZARD RETIREMENT   LEGG MASON             PARTNERS VARIABLE
                                                     SERIES, INC.      PARTNERS VARIABLE INCOME PORTFOLIOS I, INC.
                                                     SUB-ACCOUNT       TRUST SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  -----------------------  -----------------
                                                                       CLEARBRIDGE VARIABLE       CLEARBRIDGE
                                                      EMERGING         FUNDAMENTAL ALL CAP      VARIABLE LARGE CAP
                                                     MARKETS EQUITY    VALUE PORTFOLIO I (Y)    VALUE PORTFOLIO I (Z)
                                                     ----------------  -----------------------  -----------------
                                                     2013     2012      2013         2012        2013         2012
                                                     ----     ----       ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  2     $  2     $   (1)      $    1      $    3       $   10
Net realized gains (losses).........................    8       11        108           (8)         90           21
Change in unrealized gains (losses).................  (30)      94        260          154         334          162
                                                      ----     ----      ------       ------     ------      ------
Increase (decrease) in net assets from operations...  (20)     107        367          147         427          193
                                                      ----     ----      ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   --       --         --           --          --           --
Benefit payments....................................   --       --         --           --          --           --
Payments on termination.............................   --       --         --           --          --           --
Contract Maintenance Charge.........................   (1)      (1)        (2)          (2)         (2)          (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  104        8        (16)         (47)         18          (98)
                                                      ----     ----      ------       ------     ------      ------
Increase (decrease) in net assets from contract
 transactions.......................................  103        7        (18)         (49)         16         (101)
                                                      ----     ----      ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS...................   83      114        349           98         443           92
NET ASSETS AT BEGINNING OF PERIOD...................  637      523      1,216        1,118       1,407        1,315
                                                      ----     ----      ------       ------     ------      ------
NET ASSETS AT END OF PERIOD......................... $720     $637     $1,565       $1,216      $1,850       $1,407
                                                      ====     ====      ======       ======     ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   12       12        134          139         103          111
       Units issued.................................    2       --         --           --           1           --
       Units redeemed...............................   --       --         (2)          (5)         --           (8)
                                                      ----     ----      ------       ------     ------      ------
    Units outstanding at end of period..............   14       12        132          134         104          103
                                                      ====     ====      ======       ======     ======      ======

--------
(y)Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z)Previously known as Legg Mason ClearBridge Variable Large Cap Value
   Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       -----------------------------------------------------------------------------
                                        LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                            BOND-DEBENTURE          FUNDAMENTAL EQUITY         GROWTH AND INCOME
                                       ------------------------  ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   758,340  $ 1,081,798  $   (96,862) $   (86,073) $  (179,887) $  (121,830)
Net realized gains (losses)...........   1,084,263      899,028    1,396,681      428,979      546,153     (525,426)
Change in unrealized gains
 (losses).............................    (216,602)   1,046,954      702,666      336,200    4,507,437    2,461,964
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................   1,626,001    3,027,780    2,002,485      679,106    4,873,703    1,814,708
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      59,200       45,079        9,640      119,912        1,967       10,306
Benefit payments......................    (742,214)    (790,973)    (177,016)    (342,585)    (628,894)    (359,748)
Payments on termination...............  (5,614,269)  (5,597,840)  (1,528,836)  (1,492,962)  (3,643,455)  (2,507,000)
Contract Maintenance Charge...........     (93,480)    (112,655)     (20,872)     (26,009)     (66,857)     (76,387)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................     702,063      802,065     (488,730)    (374,412)    (500,673)    (881,237)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (5,688,700)  (5,654,324)  (2,205,814)  (2,116,056)  (4,837,912)  (3,814,066)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (4,062,699)  (2,626,544)    (203,329)  (1,436,950)      35,791   (1,999,358)
NET ASSETS AT BEGINNING
 OF PERIOD............................  27,856,930   30,483,474    6,793,287    8,230,237   16,481,349   18,480,707
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $23,794,231  $27,856,930  $ 6,589,958  $ 6,793,287  $16,517,140  $16,481,349
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,771,916    2,148,864      478,507      630,356    1,466,898    1,812,934
       Units issued...................     165,777      244,005        4,532       43,176       89,396       75,829
       Units redeemed.................    (515,608)    (620,953)    (135,013)    (195,025)    (455,448)    (421,865)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   1,422,085    1,771,916      348,026      478,507    1,100,846    1,466,898
                                       ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------
                                                                                                  MFS VARIABLE
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND    INSURANCE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------
                                            GROWTH OPPORTUNITIES          MID-CAP STOCK            MFS GROWTH
                                          ------------------------  ------------------------  -------------------
                                              2013         2012         2013         2012       2013       2012
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (159,779) $  (167,745) $  (235,898) $  (208,210) $ (8,086) $  (9,283)
Net realized gains (losses)..............   1,842,251      443,946      697,592     (591,524)   19,898     14,218
Change in unrealized gains (losses)......   1,318,904    1,031,287    4,315,981    3,369,879   198,234     95,794
                                          -----------  -----------  -----------  -----------  --------  ---------
Increase (decrease) in net assets from
 operations..............................   3,001,376    1,307,488    4,777,675    2,570,145   210,046    100,729
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      11,977      146,531       38,728       95,391        --         --
Benefit payments.........................    (314,764)    (351,039)    (448,288)    (469,872)   (7,285)   (25,366)
Payments on termination..................  (1,766,257)  (1,436,892)  (3,580,509)  (3,653,643)  (33,805)   (98,692)
Contract Maintenance Charge..............     (37,923)     (43,086)     (64,232)     (76,869)     (575)      (640)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (677,454)    (484,277)  (1,880,022)  (1,256,938)   (5,862)   (38,404)
                                          -----------  -----------  -----------  -----------  --------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (2,784,421)  (2,168,763)  (5,934,323)  (5,361,931)  (47,527)  (163,102)
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................     216,955     (861,275)  (1,156,648)  (2,791,786)  162,519    (62,373)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,823,208   10,684,483   19,205,308   21,997,094   622,406    684,779
                                          -----------  -----------  -----------  -----------  --------  ---------
NET ASSETS AT END OF
 PERIOD.................................. $10,040,163  $ 9,823,208  $18,048,660  $19,205,308  $784,925  $ 622,406
                                          ===========  ===========  ===========  ===========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     644,880      787,315    1,516,479    1,956,249    53,406     71,486
       Units issued......................      14,959       63,983       36,036       78,743        69         20
       Units redeemed....................    (170,601)    (206,418)    (440,733)    (518,513)   (3,887)   (18,100)
                                          -----------  -----------  -----------  -----------  --------  ---------
    Units outstanding at end of
     period..............................     489,238      644,880    1,111,782    1,516,479    49,588     53,406
                                          ===========  ===========  ===========  ===========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------
                                                     MFS VARIABLE         MFS VARIABLE          MFS VARIABLE
                                                    INSURANCE TRUST      INSURANCE TRUST      INSURANCE TRUST
                                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                 --------------------  ------------------- ---------------------
                                                 MFS HIGH INCOME (AA)  MFS HIGH YIELD (AA)  MFS INVESTORS TRUST
                                                 --------------------  ------------------- ---------------------
                                                 2013 (AB)     2012         2013 (AC)         2013        2012
                                                 ---------  ---------  ------------------- ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  41,273  $  21,298       $  6,422       $   (2,671) $  (4,621)
Net realized gains (losses).....................   (36,457)      (825)           (96)          33,704     37,755
Change in unrealized gains (losses).............     1,026     25,475          4,792          248,207    129,446
                                                 ---------  ---------       --------       ----------  ---------
Increase (decrease) in net assets from
 operations.....................................     5,842     45,948         11,118          279,240    162,580
                                                 ---------  ---------       --------       ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       588        292            200            2,495     10,099
Benefit payments................................      (213)        --             --          (23,308)   (20,874)
Payments on termination.........................   (22,731)  (102,324)       (17,508)         (51,961)  (143,646)
Contract Maintenance Charge.....................      (132)      (249)           (78)            (783)      (882)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (326,602)     2,121        324,958           (7,810)   (17,383)
                                                 ---------  ---------       --------       ----------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (349,090)  (100,160)       307,572          (81,367)  (172,686)
                                                 ---------  ---------       --------       ----------  ---------
INCREASE (DECREASE) IN NET ASSETS...............  (343,248)   (54,212)       318,690          197,873    (10,106)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   343,248    397,460             --          960,380    970,486
                                                 ---------  ---------       --------       ----------  ---------
NET ASSETS AT END OF PERIOD..................... $      --  $ 343,248       $318,690       $1,158,253  $ 960,380
                                                 =========  =========       ========       ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    19,375     25,461             --           82,709     98,085
       Units issued.............................       166        330         18,467              876      1,372
       Units redeemed...........................   (19,541)    (6,416)        (1,395)          (6,839)   (16,748)
                                                 ---------  ---------       --------       ----------  ---------
    Units outstanding at end of period..........        --     19,375         17,072           76,746     82,709
                                                 =========  =========       ========       ==========  =========

--------
(aa)On August 16, 2013, MFS High Income merged into MFS High Yield
(ab)For the period beginning January 1, 2013 and ended August 16, 2013
(ac)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ------------------------------------------------------------------
                                                      MFS VARIABLE           MFS VARIABLE         MFS VARIABLE
                                                     INSURANCE TRUST       INSURANCE TRUST       INSURANCE TRUST
                                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  -------------------  --------------------
                                                    MFS NEW DISCOVERY        MFS RESEARCH       MFS RESEARCH BOND
                                                 ----------------------  -------------------  --------------------
                                                    2013        2012       2013       2012      2013       2012
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (21,634) $  (21,417) $ (7,144) $  (4,071) $ (1,061) $   14,170
Net realized gains (losses).....................     94,917     182,321    13,452     15,733    13,781      33,116
Change in unrealized gains (losses).............    483,130     138,117   155,603     72,389   (33,717)     11,977
                                                 ----------  ----------  --------  ---------  --------  ----------
Increase (decrease) in net assets from
 operations.....................................    556,413     299,021   161,911     84,051   (20,997)     59,263
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     19,405      17,833        --         --     2,157      18,460
Benefit payments................................       (276)         --      (654)   (20,323)   (2,038)     (1,847)
Payments on termination.........................   (201,041)   (225,385)  (11,539)   (52,727)  (61,844)   (172,451)
Contract Maintenance Charge.....................     (1,422)     (1,531)     (260)      (279)     (793)       (900)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (151,231)    (90,145)  (19,913)   (31,446)   15,563      (1,849)
                                                 ----------  ----------  --------  ---------  --------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (334,565)   (299,228)  (32,366)  (104,775)  (46,955)   (158,587)
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    221,848        (207)  129,545    (20,724)  (67,952)    (99,324)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,575,907   1,576,114   547,535    568,259   928,909   1,028,233
                                                 ----------  ----------  --------  ---------  --------  ----------
NET ASSETS AT END OF PERIOD..................... $1,797,755  $1,575,907  $677,080  $ 547,535  $860,957  $  928,909
                                                 ==========  ==========  ========  =========  ========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     76,003      90,760    50,564     60,852    47,973      56,275
       Units issued.............................      2,404       1,615        16         11     2,220       3,156
       Units redeemed...........................    (15,992)    (16,372)   (2,470)   (10,299)   (4,679)    (11,458)
                                                 ----------  ----------  --------  ---------  --------  ----------
    Units outstanding at end of period..........     62,415      76,003    48,110     50,564    45,514      47,973
                                                 ==========  ==========  ========  =========  ========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                        TRUST           TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  ---------------------  ---------------------
                                                                            MFS GROWTH         MFS INVESTORS TRUST
                                                    MFS UTILITIES         (SERVICE CLASS)        (SERVICE CLASS)
                                                 ---------------------  ---------------------  ---------------------
                                                   2013        2012       2013        2012       2013        2012
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  2,382    $ 12,674   $ (1,669)   $ (1,882)  $   (768)   $ (1,085)
Net realized gains (losses).....................   20,725       9,224      9,056      18,512      6,140      12,326
Change in unrealized gains (losses).............   19,435       6,209     26,398       2,065     28,710      10,431
                                                  --------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 operations.....................................   42,542      28,107     33,785      18,695     34,082      21,672
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................       --          --         --          --         --          --
Benefit payments................................  (20,085)         --     (3,418)    (18,203)    (3,749)     (2,941)
Payments on termination.........................  (39,034)    (48,029)   (12,300)    (32,744)    (8,960)    (46,480)
Contract Maintenance Charge.....................      (60)        (91)       (52)        (58)      (120)       (134)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       (1)      4,325        603      (1,180)      (841)       (684)
                                                  --------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from contract
 transactions...................................  (59,180)    (43,795)   (15,167)    (52,185)   (13,670)    (50,239)
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (16,638)    (15,688)    18,618     (33,490)    20,412     (28,567)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  239,779     255,467    105,646     139,136    119,647     148,214
                                                  --------   --------    --------   --------    --------   --------
NET ASSETS AT END OF PERIOD..................... $223,141    $239,779   $124,264    $105,646   $140,059    $119,647
                                                  ========   ========    ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,005      11,928      9,802      14,862     10,419      15,097
       Units issued.............................       --         193         85          17         --          14
       Units redeemed...........................   (2,167)     (2,116)    (1,308)     (5,077)    (1,026)     (4,692)
                                                  --------   --------    --------   --------    --------   --------
    Units outstanding at end of period..........    7,838      10,005      8,579       9,802      9,393      10,419
                                                  ========   ========    ========   ========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ---------------------  ---------------------  ----------------------
                                                  MFS NEW DISCOVERY        MFS RESEARCH             MFS UTILITIES
                                                   (SERVICE CLASS)        (SERVICE CLASS)          (SERVICE CLASS)
                                                 ---------------------  ---------------------  ----------------------
                                                   2013        2012       2013        2012        2013        2012
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,371)  $  (2,006)  $   (750)   $   (813)  $    7,267  $   62,145
Net realized gains (losses).....................    9,230      21,436      6,266      20,848       60,127      20,054
Change in unrealized gains (losses).............   43,155       4,297     11,295      (5,345)     169,140      56,854
                                                 --------   ---------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   50,014      23,727     16,811      14,690      236,534     139,053
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................       20          20         --          --           --          --
Benefit payments................................   (1,965)     (1,456)        --     (12,594)          --          --
Payments on termination.........................  (20,774)   (123,883)    (9,880)    (42,680)    (111,702)   (108,069)
Contract Maintenance Charge.....................      (86)        (79)       (23)        (40)        (117)       (141)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    4,444       6,812     (2,790)        (23)      (2,463)     11,122
                                                 --------   ---------    --------   --------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (18,361)   (118,586)   (12,693)    (55,337)    (114,282)    (97,088)
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   31,653     (94,859)     4,118     (40,647)     122,252      41,965
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  133,170     228,029     62,864     103,511    1,354,836   1,312,871
                                                 --------   ---------    --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $164,823   $ 133,170   $ 66,982    $ 62,864   $1,477,088  $1,354,836
                                                 ========   =========    ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,543      19,381      5,432      10,341       60,073      64,244
       Units issued.............................      908         681        203           2           --         697
       Units redeemed...........................   (1,967)    (10,519)    (1,199)     (4,911)      (4,310)     (4,868)
                                                 --------   ---------    --------   --------   ----------  ----------
    Units outstanding at end of period..........    8,484       9,543      4,436       5,432       55,763      60,073
                                                 ========   =========    ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    ------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                           SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    -------------------------  ------------------------  ------------------------
                                      AGGRESSIVE EQUITY (AD)        EUROPEAN EQUITY        GLOBAL INFRASTRUCTURE
                                    -------------------------  ------------------------  ------------------------
                                      2013 (N)        2012         2013         2012         2013         2012
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    (50,068) $  (171,009) $   574,423  $   515,747  $   664,190  $   541,144
Net realized gains (losses)........    3,328,582    1,490,993      196,378   (1,028,650)   2,459,002    1,446,413
Change in unrealized gains
 (losses)..........................   (2,632,387)    (199,836)   7,900,861    6,303,971    5,021,074    6,459,828
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................      646,127    1,120,148    8,671,662    5,791,068    8,144,266    8,447,385
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................        1,200          300       58,152       47,636       75,748       19,097
Benefit payments...................     (110,877)    (439,731)  (1,671,943)  (1,347,497)  (1,936,134)  (3,105,156)
Payments on termination............     (342,428)  (1,052,721)  (3,264,128)  (3,598,513)  (4,265,061)  (5,267,300)
Contract Maintenance Charge........       (2,498)      (8,004)     (19,247)     (21,877)     (23,401)     (26,146)
Transfers among the sub-
 accounts and with the Fixed
 Account--net......................  (10,597,224)    (401,214)    (727,232)  (1,675,907)  (1,736,825)    (698,286)
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (11,051,827)  (1,901,370)  (5,624,398)  (6,596,158)  (7,885,673)  (9,077,791)
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (10,405,700)    (781,222)   3,047,264     (805,090)     258,593     (630,406)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   10,405,700   11,186,922   36,933,095   37,738,185   53,561,444   54,191,850
                                    ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $         --  $10,405,700  $39,980,359  $36,933,095  $53,820,037  $53,561,444
                                    ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........      653,269      774,338    1,269,824    1,533,802    1,661,125    1,962,535
       Units issued................       10,696       25,401       36,538       44,479       44,978       61,439
       Units redeemed..............     (663,965)    (146,470)    (224,544)    (308,457)    (282,736)    (362,849)
                                    ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................           --      653,269    1,081,818    1,269,824    1,423,367    1,661,125
                                    ============  ===========  ===========  ===========  ===========  ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                      MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                         INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                            INCOME PLUS             LIMITED DURATION            MONEY MARKET
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  2,570,539  $  3,495,023  $    98,959  $   162,253  $  (506,395) $  (610,298)
Net realized gains (losses)........    1,205,305     1,555,412     (265,394)    (438,098)          --           --
Change in unrealized gains
 (losses)..........................   (4,111,447)    4,653,431       69,799      479,712           --           --
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................     (335,603)    9,703,866      (96,636)     203,867     (506,395)    (610,298)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       34,993        47,709           --       10,140       30,212      119,605
Benefit payments...................   (3,731,317)   (4,142,911)    (397,297)    (644,419)  (3,260,649)  (2,441,432)
Payments on termination............   (6,318,395)   (9,195,137)    (724,082)    (938,602)  (8,423,522)  (9,419,245)
Contract Maintenance Charge........      (28,726)      (34,215)      (4,771)      (5,924)     (24,555)     (29,804)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (1,353,488)      (90,896)      41,668     (622,818)   4,445,192    4,131,824
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (11,396,933)  (13,415,450)  (1,084,482)  (2,201,623)  (7,233,322)  (7,639,052)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (11,732,536)   (3,711,584)  (1,181,118)  (1,997,756)  (7,739,717)  (8,249,350)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   79,590,575    83,302,159    9,738,801   11,736,557   39,126,822   47,376,172
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 67,858,039  $ 79,590,575  $ 8,557,683  $ 9,738,801  $31,387,105  $39,126,822
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    2,474,817     2,909,882      901,314    1,106,063    2,779,224    3,310,666
       Units issued................       74,339       156,358       41,002       38,131      873,439      950,580
       Units redeemed..............     (439,183)     (591,423)    (141,761)    (242,880)  (1,386,599)  (1,482,022)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    2,109,973     2,474,817      800,555      901,314    2,266,064    2,779,224
                                    ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ----------------------------------------------------------------------------------
                                                                                             MORGAN STANLEY VARIABLE
                                      MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE       INVESTMENT SERIES
                                         INVESTMENT SERIES           INVESTMENT SERIES           (CLASS Y SHARES)
                                            SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  --------------------------  -------------------------
                                                                                                AGGRESSIVE EQUITY
                                       MULTI CAP GROWTH (AD)          STRATEGIST (AE)         (CLASS Y SHARES) (AF)
                                    --------------------------  --------------------------  -------------------------
                                        2013          2012        2013 (N)        2012        2013 (N)        2012
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $ (1,734,925) $ (2,318,517) $  1,977,284  $    504,482  $    (81,146) $  (259,449)
Net realized gains (losses)........   13,177,234    10,111,015   (21,249,119)   (3,938,586)    4,889,419    1,893,065
Change in unrealized gains
 (losses)..........................   61,531,007     9,800,840    24,527,813     8,119,424    (3,935,575)    (201,941)
                                    ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations...................   72,973,316    17,593,338     5,255,978     4,685,320       872,698    1,431,675
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      194,908       356,430           400       268,941         1,238        1,375
Benefit payments...................   (7,405,917)   (6,629,792)   (1,414,605)   (5,298,822)      (96,335)    (286,785)
Payments on termination............  (17,179,516)  (15,021,745)   (1,881,731)   (7,603,342)     (470,216)  (1,202,029)
Contract Maintenance
 Charge............................      (84,051)      (90,991)      (12,118)      (42,067)       (1,739)     (14,953)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    6,826,326    (3,930,483)  (82,481,030)   (1,953,923)  (14,736,455)    (303,475)
                                    ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions........  (17,648,250)  (25,316,581)  (85,789,084)  (14,629,213)  (15,303,507)  (1,805,867)
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................   55,325,066    (7,723,243)  (80,533,106)   (9,943,893)  (14,430,809)    (374,192)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  155,908,872   163,632,115    80,533,106    90,476,999    14,430,809   14,805,001
                                    ------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................ $211,233,938  $155,908,872  $         --  $ 80,533,106  $         --  $14,430,809
                                    ============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    3,470,658     4,049,176     2,968,894     3,492,890     1,145,496    1,292,768
       Units issued................      309,543        71,545        25,776        65,270        17,703       41,783
       Units redeemed..............     (680,077)     (650,063)   (2,994,670)     (589,266)   (1,163,199)    (189,055)
                                    ------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period........................    3,100,124     3,470,658            --     2,968,894            --    1,145,496
                                    ============  ============  ============  ============  ============  ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES         INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                         EUROPEAN EQUITY        GLOBAL INFRASTRUCTURE           INCOME PLUS
                                        (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   108,656  $    83,458  $    93,461  $    68,727  $  2,596,604  $  3,821,405
Net realized gains (losses)........     136,681     (250,391)     683,985      467,544     1,641,059     1,913,682
Change in unrealized gains
 (losses)..........................   2,272,586    1,860,884    1,258,973    1,629,022    (5,079,322)    5,557,524
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   2,517,923    1,693,951    2,036,419    2,165,293      (841,659)   11,292,611
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       9,430       14,738        3,825        2,086        28,033        36,739
Benefit payments...................    (218,464)    (190,568)    (450,956)    (539,012)   (3,650,997)   (2,972,624)
Payments on termination............  (1,907,518)  (1,102,916)  (1,512,095)  (1,528,371)  (10,772,898)  (13,896,913)
Contract Maintenance
 Charge............................     (16,925)     (20,609)     (11,636)     (13,049)     (180,806)     (237,050)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (328,061)    (335,667)     (19,770)      (8,385)      712,069       805,157
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (2,461,538)  (1,635,022)  (1,990,632)  (2,086,731)  (13,864,599)  (16,264,691)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................      56,385       58,929       45,787       78,562   (14,706,258)   (4,972,080)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  11,348,620   11,289,691   14,219,957   14,141,395    95,434,799   100,406,879
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $11,405,005  $11,348,620  $14,265,744  $14,219,957  $ 80,728,541  $ 95,434,799
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,041,095    1,204,342    1,038,353    1,189,807     5,729,091     6,774,885
       Units issued................      19,145       20,111       37,743       58,712       344,315       384,374
       Units redeemed..............    (208,548)    (183,358)    (167,498)    (210,166)   (1,183,805)   (1,430,168)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................     851,692    1,041,095      908,598    1,038,353     4,889,601     5,729,091
                                    ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                        LIMITED DURATION             MONEY MARKET             MULTI CAP GROWTH
                                        (CLASS Y SHARES)           (CLASS Y SHARES)         (CLASS Y SHARES) (AF)
                                    ------------------------  --------------------------  ------------------------
                                        2013         2012         2013          2012          2013         2012
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   195,111  $   414,108  $   (716,837) $   (839,112) $  (839,517) $  (819,126)
Net realized gains (losses)........  (1,374,014)  (1,512,882)           --            --    6,488,929    4,883,891
Change in unrealized gains
 (losses)..........................     608,507    1,640,600            --             1   17,749,439      800,014
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................    (570,396)     541,826      (716,837)     (839,111)  23,398,851    4,864,779
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      54,726       47,056         8,257        56,742       27,983       13,839
Benefit payments...................  (1,538,179)  (1,513,930)   (2,229,387)   (1,557,236)  (1,327,365)    (679,017)
Payments on termination............  (3,230,182)  (4,370,462)  (16,751,712)  (10,370,699)  (8,637,316)  (6,946,694)
Contract Maintenance Charge........     (62,133)     (79,381)     (131,418)     (152,096)     (96,569)     (96,105)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (156,800)     176,751    10,595,202     5,846,594   11,739,741     (934,564)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (4,932,568)  (5,739,966)   (8,509,058)   (6,176,695)   1,706,474   (8,642,541)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (5,502,964)  (5,198,140)   (9,225,895)   (7,015,806)  25,105,325   (3,777,762)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  37,442,533   42,640,673    46,745,325    53,761,131   43,808,446   47,586,208
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $31,939,569  $37,442,533  $ 37,519,430  $ 46,745,325  $68,913,771  $43,808,446
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   3,926,202    4,529,489     4,715,597     5,321,844    3,313,317    3,953,985
       Units issued................     236,165      264,065     1,952,327     1,459,802    1,159,387      122,824
       Units redeemed..............    (747,217)    (867,352)   (2,819,263)   (2,066,049)    (829,353)    (763,492)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................   3,415,150    3,926,202     3,848,661     4,715,597    3,643,351    3,313,317
                                    ===========  ===========  ============  ============  ===========  ===========

--------
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         ------------------------------------------------------------------
                                          MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES      NEUBERGER BERMAN     NEUBERGER BERMAN
                                              (CLASS Y SHARES)      ADVISORS MANAGEMENT ADVISORS MANAGEMENT
                                                SUB-ACCOUNT         TRUST SUB-ACCOUNT   TRUST SUB-ACCOUNT
                                         -------------------------  ------------------  -----------------
                                                                           AMT                 AMT
                                                 STRATEGIST             LARGE CAP            MID-CAP
                                           (CLASS Y SHARES) (AG)          VALUE               GROWTH
                                         -------------------------  ------------------  -----------------
                                           2013 (N)        2012       2013      2012      2013      2012
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $    656,759  $   (46,447) $   (89)  $  (208)  $  (338)  $   (734)
Net realized gains (losses).............   (8,114,804)  (1,699,740)     (82)     (242)       74      1,682
Change in unrealized gains (losses).....    9,582,251    3,519,896    5,628     2,905     5,706      1,956
                                         ------------  -----------  -------   -------   -------   --------
Increase (decrease) in net assets from
 operations.............................    2,124,206    1,773,709    5,457     2,455     5,442      2,904
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................        7,481       25,081       --        --        --         --
Benefit payments........................   (1,001,589)    (978,717)      --        --        --         --
Payments on termination.................     (852,450)  (3,460,488)    (325)     (321)       --         --
Contract Maintenance Charge.............      (10,295)     (64,066)     (16)      (16)       --         --
Transfers among the sub-accounts and
 with the Fixed Account--net............  (34,273,090)  (2,166,259)      --        --        (1)   (29,456)
                                         ------------  -----------  -------   -------   -------   --------
Increase (decrease) in net assets from
 contract transactions..................  (36,129,943)  (6,644,449)    (341)     (337)       (1)   (29,456)
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS.......  (34,005,737)  (4,870,740)   5,116     2,118     5,441    (26,552)
NET ASSETS AT BEGINNING OF PERIOD.......   34,005,737   38,876,477   18,936    16,818    17,875     44,427
                                         ------------  -----------  -------   -------   -------   --------
NET ASSETS AT END OF PERIOD............. $         --  $34,005,737  $24,052   $18,936   $23,316   $ 17,875
                                         ============  ===========  =======   =======   =======   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................    2,775,760    3,317,733    1,393     1,420     1,743      3,339
      Units issued......................       17,438       62,676       --        --        --        356
      Units redeemed....................   (2,793,198)    (604,649)     (22)      (27)       --     (1,952)
                                         ------------  -----------  -------   -------   -------   --------
   Units outstanding at end of period...           --    2,775,760    1,371     1,393     1,743      1,743
                                         ============  ===========  =======   =======   =======   ========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                                OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                                OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                           CAPITAL APPRECIATION     CAPITAL INCOME (AH)          CORE BOND
                                          ----------------------  ----------------------  ----------------------
                                             2013        2012        2013        2012        2013        2012
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (13,365) $  (23,912) $   13,464  $   (1,492) $   38,967  $   39,042
Net realized gains (losses)..............    186,451      89,879      (3,515)    (38,411)    (33,804)    (38,567)
Change in unrealized gains (losses)......    643,670     329,637     165,916     224,406     (19,913)     91,476
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    816,756     395,604     175,865     184,503     (14,750)     91,951
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     34,743      39,435          --      34,729       5,625       5,352
Benefit payments.........................    (45,758)    (26,885)    (96,197)    (82,278)     (1,398)    (10,213)
Payments on termination..................   (563,096)   (366,380)   (139,723)   (224,913)   (123,739)   (127,852)
Contract Maintenance Charge..............     (2,990)     (3,591)       (849)     (1,031)       (859)     (1,032)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (17,673)    (55,974)   (129,335)    (67,916)     (6,803)     19,025
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (594,774)   (413,395)   (366,104)   (341,409)   (127,174)   (114,720)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    221,982     (17,791)   (190,239)   (156,906)   (141,924)    (22,769)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,211,443   3,229,234   1,689,111   1,846,017   1,079,147   1,101,916
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $3,433,425  $3,211,443  $1,498,872  $1,689,111  $  937,223  $1,079,147
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    292,367     331,864     142,393     170,976      90,651     100,756
       Units issued......................      3,966      13,995         862       3,427       2,140       4,621
       Units redeemed....................    (53,301)    (53,492)    (30,865)    (32,010)    (13,000)    (14,726)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    243,032     292,367     112,390     142,393      79,791      90,651
                                          ==========  ==========  ==========  ==========  ==========  ==========

--------
(ah)Previously known as Oppenheimer Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------
                                               OPPENHEIMER              OPPENHEIMER             OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ---------------------  ----------------------  ----------------------
                                               OPPENHEIMER                                      OPPENHEIMER
                                                DISCOVERY               OPPENHEIMER               GLOBAL
                                           MID CAP GROWTH (AI)          GLOBAL (AJ)          STRATEGIC INCOME
                                           ---------------------  ----------------------  ----------------------
                                             2013        2012        2013        2012        2013        2012
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (8,413)  $  (8,870)  $      788  $   23,718  $   79,705  $  104,290
Net realized gains (losses)...............   37,639      35,957      204,664      48,872      38,163      91,652
Change in unrealized gains (losses).......  139,183      61,615      474,408     435,110    (152,941)     77,885
                                           --------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................  168,409      88,702      679,860     507,700     (35,073)    273,827
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --          --       25,775      25,033       2,032      16,034
Benefit payments..........................   (7,529)    (29,192)     (28,568)    (32,564)    (83,750)   (119,409)
Payments on termination...................  (88,348)   (101,775)    (614,352)   (280,964)   (242,097)   (236,457)
Contract Maintenance Charge...............     (248)       (306)      (2,506)     (2,812)       (981)       (916)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (596)    (12,217)      75,290     (41,866)      1,369      38,549
                                           --------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (96,721)   (143,490)    (544,361)   (333,173)   (323,427)   (302,199)
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   71,688     (54,788)     135,499     174,527    (358,500)    (28,372)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  547,902     602,690    2,908,366   2,733,839   2,493,236   2,521,608
                                           --------   ---------   ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $619,590   $ 547,902   $3,043,865  $2,908,366  $2,134,736  $2,493,236
                                           ========   =========   ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   72,846      88,829      142,192     159,823     167,052     141,268
       Units issued.......................       30       2,949        8,243       4,890       4,337      62,542
       Units redeemed.....................   (9,234)    (18,932)     (32,964)    (22,521)    (22,875)    (36,758)
                                           --------   ---------   ----------  ----------  ----------  ----------
    Units outstanding at end of period....   63,642      72,846      117,471     142,192     148,514     167,052
                                           ========   =========   ==========  ==========  ==========  ==========

--------
(ai)Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj)Previously known as Oppenheimer Global Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                                                                                 OPPENHEIMER
                                                OPPENHEIMER             OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                                        OPPENHEIMER              OPPENHEIMER
                                                OPPENHEIMER             MAIN STREET                CAPITAL
                                                MAIN STREET           SMALL CAP (AK)          APPRECIATION (SS)
                                          ----------------------  ----------------------  ------------------------
                                             2013        2012        2013        2012         2013         2012
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (5,368) $   (8,736) $   (5,251) $   (8,757) $  (249,013) $  (382,624)
Net realized gains (losses)..............     83,764     112,361     105,945      99,480    2,241,687    1,487,824
Change in unrealized gains (losses)......    335,125     153,390     333,264      93,989    4,994,090    2,673,395
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    413,521     257,015     433,958     184,712    6,986,764    3,778,595
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --      15,790       2,800       5,078      112,385       38,316
Benefit payments.........................    (98,668)   (105,371)       (942)       (761)    (721,306)    (780,620)
Payments on termination..................   (131,185)   (538,834)   (190,145)   (238,539)  (5,137,867)  (4,946,460)
Contract Maintenance Charge..............     (1,005)     (1,136)     (1,870)     (1,928)    (108,476)    (131,838)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (28,949)    (12,605)    126,274     (49,190)  (1,602,177)  (1,376,087)
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (259,807)   (642,156)    (63,883)   (285,340)  (7,457,441)  (7,196,689)
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    153,714    (385,141)    370,075    (100,628)    (470,677)  (3,418,094)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,493,126   1,878,267   1,122,882   1,223,510   29,197,755   32,615,849
                                          ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,646,840  $1,493,126  $1,492,957  $1,122,882  $28,727,078  $29,197,755
                                          ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    132,826     192,508      46,897      59,611    2,084,831    2,606,277
       Units issued......................        727       4,971       5,111       3,032       42,142      108,760
       Units redeemed....................    (20,846)    (64,653)     (7,001)    (15,746)    (514,442)    (630,206)
                                          ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    112,707     132,826      45,007      46,897    1,612,531    2,084,831
                                          ==========  ==========  ==========  ==========  ===========  ===========

--------
(ak)Previously known as Oppenheimer Main Street Small Mid Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       -----------------------------------------------------------------------------
                                              OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                        VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                              OPPENHEIMER                                         OPPENHEIMER
                                                CAPITAL                 OPPENHEIMER            DISCOVERY MID CAP
                                           INCOME (SS) (AL)           CORE BOND (SS)           GROWTH (SS) (AM)
                                       ------------------------  ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $    61,441  $   (55,858) $   937,144  $ 1,015,413  $  (134,546) $  (144,513)
Net realized gains (losses)...........    (307,901)    (622,010)    (953,593)  (1,079,682)     718,328      372,825
Change in unrealized gains
 (losses).............................   1,535,951    2,020,576     (534,424)   2,553,171    1,783,403      976,537
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................   1,289,491    1,342,708     (550,873)   2,488,902    2,367,185    1,204,849
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       3,865       18,043       75,490       54,209        6,833        9,575
Benefit payments......................    (559,852)    (291,966)  (1,105,459)    (744,776)    (212,069)    (209,694)
Payments on termination...............  (2,211,230)  (1,907,333)  (4,548,114)  (4,910,584)  (1,380,405)    (998,498)
Contract Maintenance Charge...........     (45,023)     (55,173)    (106,411)    (122,794)     (36,721)     (43,053)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (123,599)    (273,049)   1,889,584    2,354,314     (517,851)    (338,017)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (2,935,839)  (2,509,478)  (3,794,910)  (3,369,631)  (2,140,213)  (1,579,687)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (1,646,348)  (1,166,770)  (4,345,783)    (880,729)     226,972     (374,838)
NET ASSETS AT BEGINNING
 OF PERIOD............................  12,768,665   13,935,435   29,826,486   30,707,215    8,181,368    8,556,206
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $11,122,317  $12,768,665  $25,480,703  $29,826,486  $ 8,408,340  $ 8,181,368
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     989,939    1,190,703    3,398,034    3,796,461      524,103      626,024
       Units issued...................      37,976       37,630      511,317      651,575       10,700       18,845
       Units redeemed.................    (249,768)    (238,394)    (945,889)  (1,050,002)    (130,994)    (120,766)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................     778,147      989,939    2,963,462    3,398,034      403,809      524,103
                                       ===========  ===========  ===========  ===========  ===========  ===========

--------
(al)Previously known as Oppenheimer Balanced (SS)
(am)Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                 ---------------------------------------------------------------------------------
                                        OPPENHEIMER                OPPENHEIMER                 OPPENHEIMER
                                  VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS      VARIABLE ACCOUNT FUNDS
                                  (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))     (SERVICE SHARES ("SS"))
                                        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                 ------------------------  --------------------------  --------------------------
                                                                   OPPENHEIMER
                                        OPPENHEIMER             GLOBAL STRATEGIC               OPPENHEIMER
                                     GLOBAL (SS) (AN)              INCOME (SS)              MAIN STREET (SS)
                                 ------------------------  --------------------------  --------------------------
                                     2013         2012         2013          2012          2013          2012
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $   (65,784) $    50,170  $  2,107,469  $  2,896,168  $   (360,085) $   (495,478)
Net realized gains (losses).....     973,139      262,754     1,182,366     2,322,831     4,167,543     1,836,647
Change in unrealized gains
 (losses).......................   2,311,278    2,442,410    (4,595,134)    2,693,441     8,531,465     5,999,811
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   3,218,633    2,755,334    (1,305,299)    7,912,440    12,338,923     7,340,980
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      40,004      114,903       187,070        76,396        91,774        78,235
Benefit payments................    (630,329)    (382,018)   (1,817,537)   (1,746,309)   (1,222,070)     (827,433)
Payments on termination.........  (2,533,505)  (2,833,995)  (13,401,201)  (12,402,775)   (8,650,588)   (7,032,962)
Contract Maintenance
 Charge.........................     (42,965)     (49,911)     (261,173)     (281,130)     (178,243)     (207,094)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............    (833,494)  (1,165,082)    2,847,489    10,189,137    (4,244,619)   (2,216,774)
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (4,000,289)  (4,316,103)  (12,445,352)   (4,164,681)  (14,203,746)  (10,206,028)
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................    (781,656)  (1,560,769)  (13,750,651)    3,747,759    (1,864,823)   (2,865,048)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................  14,797,609   16,358,378    77,553,712    73,805,953    48,809,906    51,674,954
                                 -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $14,015,953  $14,797,609  $ 63,803,061  $ 77,553,712  $ 46,945,083  $ 48,809,906
                                 ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........     666,356      876,022     4,256,612     4,507,154     3,053,875     3,708,185
       Units issued.............      16,418       45,692       384,128       874,349        66,708       155,244
       Units redeemed...........    (177,369)    (255,358)   (1,065,521)   (1,124,891)     (847,653)     (809,554)
                                 -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end
     of period..................     505,405      666,356     3,575,219     4,256,612     2,272,930     3,053,875
                                 ===========  ===========  ============  ============  ============  ============

--------
(an)Previously known as Oppenheimer Global Securities (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------
                                                        OPPENHEIMER
                                                  VARIABLE ACCOUNT FUNDS   PIMCO VARIABLE      PIMCO VARIABLE
                                                  (SERVICE SHARES ("SS"))  INSURANCE TRUST     INSURANCE TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                 ------------------------  -----------------  ----------------
                                                        OPPENHEIMER
                                                        MAIN STREET         FOREIGN BOND
                                                    SMALL CAP (SS) (AO)    (US DOLLAR-HEDGED)   MONEY MARKET
                                                 ------------------------  ------------------ ----------------
                                                     2013         2012      2013      2012      2013     2012
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (193,449) $  (278,747) $    6    $   11   $  (288) $  (302)
Net realized gains (losses).....................   3,031,762    1,240,532     108        57        --       --
Change in unrealized gains (losses).............   4,080,369    2,329,484    (129)       66        --        1
                                                 -----------  -----------   ------   ------   -------  -------
Increase (decrease) in net assets from
 operations.....................................   6,918,682    3,291,269     (15)      134      (288)    (301)
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      23,165      184,833      --        --        --       --
Benefit payments................................    (559,770)    (512,202)     --        --        --       --
Payments on termination.........................  (4,011,570)  (3,123,198)     --        --      (627)    (644)
Contract Maintenance Charge.....................     (85,075)     (96,722)     (4)       (4)      (41)     (42)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,877,886)  (1,348,609)    307        (9)      157       84
                                                 -----------  -----------   ------   ------   -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (6,511,136)  (4,895,898)    303       (13)     (511)    (602)
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     407,546   (1,604,629)    288       121      (799)    (903)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  20,594,116   22,198,745   1,577     1,456    20,571   21,474
                                                 -----------  -----------   ------   ------   -------  -------
NET ASSETS AT END OF PERIOD..................... $21,001,662  $20,594,116  $1,865    $1,577   $19,772  $20,571
                                                 ===========  ===========   ======   ======   =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     913,051    1,139,381      98        99     2,035    2,094
       Units issued.............................      37,880       54,366      19        --        16        8
       Units redeemed...........................    (277,256)    (280,696)     --        (1)      (66)     (67)
                                                 -----------  -----------   ------   ------   -------  -------
    Units outstanding at end of period..........     673,675      913,051     117        98     1,985    2,035
                                                 ===========  ===========   ======   ======   =======  =======

--------
(ao)Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ----------------------------------------------------------------
                                                 PIMCO VARIABLE       PIMCO VARIABLE          PIMCO VARIABLE
                                                 INSURANCE TRUST     INSURANCE TRUST          INSURANCE TRUST
                                                   SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
                                                 --------------  -----------------------  ----------------------
                                                                                                 PIMCO VIT
                                                                   PIMCO VIT COMMODITY           EMERGING
                                                   PIMCO TOTAL     REAL RETURN STRATEGY        MARKETS BOND
                                                     RETURN          (ADVISOR SHARES)        (ADVISOR SHARES)
                                                 --------------  -----------------------  ----------------------
                                                  2013    2012       2013        2012        2013        2012
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    9  $   13  $     2,418  $   33,039  $   58,345  $   65,119
Net realized gains (losses).....................     15      28     (465,442)    (51,432)     23,427      60,442
Change in unrealized gains (losses).............    (71)     58     (181,668)    180,482    (258,884)    175,457
                                                 ------  ------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (47)     99     (644,692)    162,089    (177,112)    301,018
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................     --      --        2,400       2,400          --          --
Benefit payments................................     --      --      (69,185)    (57,175)    (27,386)    (49,969)
Payments on termination.........................     --      --     (438,842)   (470,133)   (336,339)   (386,671)
Contract Maintenance Charge.....................     (5)     (6)     (17,061)    (24,267)     (8,002)    (10,443)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    255      46     (314,679)    (17,776)    (21,541)    176,973
                                                 ------  ------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    250      40     (837,367)   (566,951)   (393,268)   (270,110)
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    203     139   (1,482,059)   (404,862)   (570,380)     30,908
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,362   1,223    4,285,652   4,690,514   2,020,339   1,989,431
                                                 ------  ------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $1,565  $1,362  $ 2,803,593  $4,285,652  $1,449,959  $2,020,339
                                                 ======  ======  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     79      77      421,439     476,770     126,633     144,289
       Units issued.............................     15       3       32,317      20,579      17,142      35,681
       Units redeemed...........................     --      (1)    (125,273)    (75,910)    (44,236)    (53,337)
                                                 ------  ------  -----------  ----------  ----------  ----------
    Units outstanding at end of period..........     94      79      328,483     421,439      99,539     126,633
                                                 ======  ======  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------
                                                      PIMCO VARIABLE            PIMCO VARIABLE
                                                      INSURANCE TRUST           INSURANCE TRUST        PROFUNDS VP
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  --------------
                                                         PIMCO VIT                 PIMCO VIT
                                                        REAL RETURN              TOTAL RETURN            PROFUND
                                                     (ADVISOR SHARES)          (ADVISOR SHARES)       VP FINANCIALS
                                                 ------------------------  ------------------------  --------------
                                                     2013         2012         2013         2012      2013    2012
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (25,324) $   (56,415) $    93,743  $   209,605  $  (43) $  (46)
Net realized gains (losses).....................     108,684      673,547      411,113      885,231      55       1
Change in unrealized gains (losses).............    (845,489)     (73,717)  (1,302,005)     790,856     996     705
                                                 -----------  -----------  -----------  -----------  ------  ------
Increase (decrease) in net assets from
 operations.....................................    (762,129)     543,415     (797,149)   1,885,692   1,008     660
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          --           --        6,260        7,360      --      --
Benefit payments................................     (84,560)    (212,846)    (338,527)    (658,994)     --      --
Payments on termination.........................  (1,368,272)  (1,295,272)  (4,435,258)  (4,535,351)     --      --
Contract Maintenance Charge.....................     (28,702)     (36,655)     (81,120)    (108,474)     (2)     (2)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (840,590)   1,050,022      683,963      571,474    (310)    258
                                                 -----------  -----------  -----------  -----------  ------  ------
Increase (decrease) in net assets from contract
 transactions...................................  (2,322,124)    (494,751)  (4,164,682)  (4,723,985)   (312)    256
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (3,084,253)      48,664   (4,961,831)  (2,838,293)    696     916
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   7,958,815    7,910,151   23,458,880   26,297,173   3,605   2,689
                                                 -----------  -----------  -----------  -----------  ------  ------
NET ASSETS AT END OF PERIOD..................... $ 4,874,562  $ 7,958,815  $18,497,049  $23,458,880  $4,301  $3,605
                                                 ===========  ===========  ===========  ===========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     546,449      581,170    1,582,517    1,911,971     529     485
       Units issued.............................      28,206      131,458      154,926      191,206      --      44
       Units redeemed...........................    (198,628)    (166,179)    (440,238)    (520,660)    (44)     --
                                                 -----------  -----------  -----------  -----------  ------  ------
    Units outstanding at end of period..........     376,027      546,449    1,297,205    1,582,517     485     529
                                                 ===========  ===========  ===========  ===========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                              ---------------------------------------------------
                                                                PROFUNDS VP     PROFUNDS VP      PROFUNDS VP
                                                                SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                              --------------  ---------------  -----------------
                                                                                  PROFUND          PROFUND
                                                                  PROFUND        VP MID-CAP          VP
                                                              VP HEALTH CARE       VALUE       TELECOMMUNICATIONS
                                                              --------------  ---------------  -----------------
                                                               2013    2012     2013    2012    2013      2012
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (48) $  (36) $   (64) $  (60) $   43    $   79
Net realized gains (losses)..................................     62      31    3,927      36     183         9
Change in unrealized gains (losses)..........................  1,244     480   (2,482)    628     128       363
                                                              ------  ------  -------  ------   ------   ------
Increase (decrease) in net assets from operations............  1,258     475    1,381     604     354       451
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --      --       --      --      --        --
Benefit payments.............................................     --      --       --      --      --        --
Payments on termination......................................     --      --   (6,054)     --      --        --
Contract Maintenance Charge..................................     (2)     (2)     (10)     (9)     (2)       (2)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................   (168)   (292)       2      --    (180)      (93)
                                                              ------  ------  -------  ------   ------   ------
Increase (decrease) in net assets from contract transactions.   (170)   (294)  (6,062)     (9)   (182)      (95)
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS............................  1,088     181   (4,681)    595     172       356
NET ASSETS AT BEGINNING OF PERIOD............................  3,474   3,293    4,681   4,086   3,489     3,133
                                                              ------  ------  -------  ------   ------   ------
NET ASSETS AT END OF PERIOD.................................. $4,562  $3,474  $    --  $4,681  $3,661    $3,489
                                                              ======  ======  =======  ======   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    278     305      435     436     345       356
       Units issued..........................................     --      --       --      --      --        --
       Units redeemed........................................    (13)    (27)    (435)     (1)    (17)      (11)
                                                              ------  ------  -------  ------   ------   ------
    Units outstanding at end of period.......................    265     278       --     435     328       345
                                                              ======  ======  =======  ======   ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           --------------------------------------------------------------------
                                              PROFUNDS VP       PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------  ------------------------  ----------------------
                                                PROFUND              VT AMERICAN              VT CAPITAL
                                              VP UTILITIES        GOVERNMENT INCOME          OPPORTUNITIES
                                           -----------------  ------------------------  ----------------------
                                             2013     2012        2013         2012        2013        2012
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   193  $    123  $      (857) $   350,149  $  (40,400) $  (47,988)
Net realized gains (losses)...............      76     5,685     (958,556)   3,569,988     311,063     133,990
Change in unrealized gains (losses).......   1,849    (7,015)     464,570   (3,773,759)  1,035,483     475,775
                                           -------  --------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................   2,118    (1,207)    (494,843)     146,378   1,306,146     561,777
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --        --       14,238       46,812       3,947       6,748
Benefit payments..........................      --        --     (983,451)  (1,658,404)    (33,712)    (72,037)
Payments on termination...................      --   (30,452)  (4,580,065)  (3,126,490)   (518,716)   (311,812)
Contract Maintenance Charge...............      (8)      (20)     (46,413)     (61,587)    (12,945)    (13,651)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      --        --     (295,635)    (652,920)     66,773    (475,200)
                                           -------  --------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................      (8)  (30,472)  (5,891,326)  (5,452,589)   (494,653)   (865,952)
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   2,110   (31,679)  (6,386,169)  (5,306,211)    811,493    (304,175)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  18,201    49,880   26,869,916   32,176,127   4,443,325   4,747,500
                                           -------  --------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $20,311  $ 18,201  $20,483,747  $26,869,916  $5,254,818  $4,443,325
                                           =======  ========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,937     5,238    1,585,965    1,896,412     219,370     264,308
       Units issued.......................      --        --       82,331      118,533      32,152       7,762
       Units redeemed.....................      (1)   (3,301)    (426,935)    (428,980)    (55,207)    (52,700)
                                           -------  --------  -----------  -----------  ----------  ----------
    Units outstanding at end of period....   1,936     1,937    1,241,361    1,585,965     196,315     219,370
                                           =======  ========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    --------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  -------------------------
                                         VT DIVERSIFIED                VT EQUITY                  VT GEORGE
                                             INCOME                     INCOME                 PUTNAM BALANCED
                                    ------------------------  --------------------------  -------------------------
                                        2013         2012         2013          2012          2013          2012
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   556,422  $ 1,384,090  $    446,194  $    693,169  $    189,229  $   327,962
Net realized gains (losses)........    (460,758)    (878,391)    8,315,285     5,681,201    (1,499,416)  (3,236,352)
Change in unrealized gains
 (losses)..........................   1,704,506    2,559,125    12,574,193     6,538,467    10,449,701    9,439,204
                                    -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations...................   1,800,170    3,064,824    21,335,672    12,912,837     9,139,514    6,530,814
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      12,197      154,024       122,328       128,290       178,807       64,582
Benefit payments...................  (1,290,752)  (1,074,608)   (1,788,716)   (1,745,777)   (1,875,383)  (1,244,881)
Payments on termination............  (2,952,601)  (3,424,842)  (10,756,984)   (8,933,086)   (7,938,341)  (7,040,837)
Contract Maintenance
 Charge............................     (55,008)     (67,090)     (235,778)     (263,750)     (157,101)    (186,722)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (721,226)    (402,759)   (3,658,799)   (5,422,946)     (573,700)  (1,318,627)
                                    -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions........  (5,007,390)  (4,815,275)  (16,317,949)  (16,237,269)  (10,365,718)  (9,726,485)
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (3,207,220)  (1,750,451)    5,017,723    (3,324,432)   (1,226,204)  (3,195,671)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  31,045,861   32,796,312    76,738,265    80,062,697    60,167,284   63,362,955
                                    -----------  -----------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................ $27,838,641  $31,045,861  $ 81,755,988  $ 76,738,265  $ 58,941,080  $60,167,284
                                    ===========  ===========  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,757,585    2,041,312     4,564,695     5,589,654     5,103,989    5,947,992
       Units issued................      86,683      137,893       201,452       212,114       196,493      246,383
       Units redeemed..............    (359,899)    (421,620)   (1,048,822)   (1,237,073)     (991,944)  (1,090,386)
                                    -----------  -----------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period........................   1,484,369    1,757,585     3,717,325     4,564,695     4,308,538    5,103,989
                                    ===========  ===========  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -----------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  ------------------------
                                            VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                        ASSET ALLOCATION               EQUITY                  HEALTH CARE
                                    ------------------------  ------------------------  ------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    97,320  $  (184,626) $    26,731  $    50,590  $   (83,495) $   (29,087)
Net realized gains (losses)........     899,473      445,889     (248,179)  (1,030,259)   1,853,457    2,358,998
Change in unrealized gains
 (losses)..........................   3,024,230    2,810,964    4,878,650    3,850,236    7,212,845    2,290,842
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   4,021,023    3,072,227    4,657,202    2,870,567    8,982,807    4,620,753
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     425,013      268,347        7,842       14,889       44,381      110,032
Benefit payments...................    (526,867)    (773,057)    (332,981)    (461,943)    (279,150)    (491,873)
Payments on termination............  (3,828,128)  (2,942,303)  (1,965,172)  (1,489,877)  (2,311,128)  (2,526,762)
Contract Maintenance Charge........     (70,176)     (84,503)     (50,157)     (53,557)     (86,425)     (91,494)
Transfers among the sub-accounts
 and with the Fixed
 Account--net......................     689,278   (1,499,493)    (250,485)    (784,932)  (1,322,642)  (1,103,103)
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (3,310,880)  (5,031,009)  (2,590,953)  (2,775,420)  (3,954,964)  (4,103,200)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................     710,143   (1,958,782)   2,066,249       95,147    5,027,843      517,553
NET ASSETS AT BEGINNING
 OF PERIOD.........................  24,354,043   26,312,825   16,629,271   16,534,124   24,419,206   23,901,653
                                    -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $25,064,186  $24,354,043  $18,695,520  $16,629,271  $29,447,049  $24,419,206
                                    ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,667,086    2,012,992    1,893,013    2,225,944    1,678,081    1,982,371
       Units issued................     147,001      113,600       60,373       37,382       29,098       68,885
       Units redeemed..............    (344,386)    (459,506)    (321,614)    (370,313)    (257,787)    (373,175)
                                    -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................   1,469,701    1,667,086    1,631,772    1,893,013    1,449,392    1,678,081
                                    ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                            VT GLOBAL                VT GROWTH AND                VT GROWTH
                                            UTILITIES                   INCOME                  OPPORTUNITIES
                                    ------------------------  --------------------------  ------------------------
                                        2013         2012         2013          2012          2013         2012
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   131,277  $   308,626  $    402,187  $    468,036  $   (93,274) $  (135,008)
Net realized gains (losses)........      41,869     (414,076)     (108,474)   (7,093,409)     409,024       52,182
Change in unrealized gains
 (losses)..........................   1,248,147      578,208    43,169,403    29,741,323    2,646,141    1,558,798
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   1,421,293      472,758    43,463,116    23,115,950    2,961,891    1,475,972
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       7,403       50,345       128,173       310,967       19,869       11,548
Benefit payments...................    (382,605)    (364,060)   (4,124,888)   (4,353,521)    (199,652)    (240,565)
Payments on termination............  (1,143,100)  (1,202,662)  (15,342,505)  (14,121,142)  (1,227,779)    (914,828)
Contract Maintenance
 Charge............................     (31,268)     (37,413)     (347,130)     (384,935)     (28,674)     (32,210)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (468,375)    (879,652)   (5,392,999)   (7,060,736)    (326,990)    (192,858)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (2,017,945)  (2,433,442)  (25,079,349)  (25,609,367)  (1,763,226)  (1,368,913)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................    (596,652)  (1,960,684)   18,383,767    (2,493,417)   1,198,665      107,059
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  12,146,199   14,106,883   139,367,188   141,860,605    9,607,704    9,500,645
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $11,549,547  $12,146,199  $157,750,955  $139,367,188  $10,806,369  $ 9,607,704
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,039,879    1,245,347    12,240,404    14,616,999    1,846,961    2,117,161
       Units issued................      30,083       35,569       267,423       372,204       90,696      133,090
       Units redeemed..............    (187,382)    (241,037)   (2,112,416)   (2,748,799)    (388,233)    (403,290)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     882,580    1,039,879    10,395,411    12,240,404    1,549,424    1,846,961
                                    ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                 ---------------------------------------------------------------------------------
                                   PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                 ------------------------  --------------------------  --------------------------
                                                                                                   VT
                                                                                              INTERNATIONAL
                                       VT HIGH YIELD                VT INCOME                    EQUITY
                                 ------------------------  --------------------------  --------------------------
                                     2013         2012         2013          2012          2013          2012
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $ 2,371,764  $ 2,829,949  $  2,150,100  $  3,626,008  $    (57,694) $    656,621
Net realized gains (losses).....     162,466     (156,969)      (28,471)     (322,285)   (3,186,010)   (8,327,269)
Change in unrealized gains
 (losses).......................      26,536    3,367,736    (1,820,516)    5,450,427    25,060,014    24,909,654
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   2,560,766    6,040,716       301,113     8,754,150    21,816,310    17,239,006
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      74,909      125,428       202,628       132,982       104,215       187,469
Benefit payments................    (873,944)  (1,009,879)   (2,934,607)   (2,399,743)   (1,914,154)   (2,316,311)
Payments on termination.........  (5,368,785)  (6,066,244)  (12,504,814)  (12,464,625)  (11,195,499)   (9,457,267)
Contract Maintenance
 Charge.........................    (120,293)    (141,774)     (258,731)     (310,995)     (241,113)     (275,200)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............    (968,024)     (27,634)      975,923      (747,892)   (4,083,499)   (6,107,832)
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (7,256,137)  (7,120,103)  (14,519,601)  (15,790,273)  (17,330,050)  (17,969,141)
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................  (4,695,371)  (1,079,387)  (14,218,488)   (7,036,123)    4,486,260      (730,135)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................  44,424,666   45,504,053    95,917,810   102,953,933    92,598,484    93,328,619
                                 -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $39,729,295  $44,424,666  $ 81,699,322  $ 95,917,810  $ 97,084,744  $ 92,598,484
                                 ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........   2,136,172    2,500,292     5,874,394     6,875,073     7,707,149     9,303,600
       Units issued.............     132,349      222,421       533,458       504,467       234,377       333,937
       Units redeemed...........    (464,891)    (586,541)   (1,430,895)   (1,505,146)   (1,502,302)   (1,930,388)
                                 -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end
     of period..................   1,803,630    2,136,172     4,976,957     5,874,394     6,439,224     7,707,149
                                 ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  -------------------------
                                               VT                        VT
                                          INTERNATIONAL             INTERNATIONAL
                                             GROWTH                     VALUE                  VT INVESTORS
                                    ------------------------  ------------------------  -------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (45,241) $     9,984  $   186,127  $   273,931  $    51,229  $    (43,620)
Net realized gains (losses)........     384,521      110,302     (693,037)  (1,878,252)   1,621,994      (152,267)
Change in unrealized gains
 (losses)..........................   2,311,028    2,410,788    3,441,218    4,462,701   14,020,635     7,897,103
                                    -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
 from operations...................   2,650,308    2,531,074    2,934,308    2,858,380   15,693,858     7,701,216
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      32,597       75,518       14,050       38,592       74,169       157,870
Benefit payments...................    (246,565)     (99,121)    (339,664)    (434,483)  (1,098,828)   (1,631,852)
Payments on termination............  (1,295,732)  (1,084,707)  (1,169,910)  (1,691,259)  (5,550,839)   (5,280,904)
Contract Maintenance Charge........     (49,678)     (55,662)     (43,677)     (50,046)    (148,451)     (170,441)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (424,519)  (1,294,699)    (388,514)  (1,295,325)  (2,475,247)   (3,134,487)
                                    -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
 from contract transactions........  (1,983,897)  (2,458,671)  (1,927,715)  (3,432,521)  (9,199,196)  (10,059,814)
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................     666,411       72,403    1,006,593     (574,141)   6,494,662    (2,358,598)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  14,072,699   14,000,296   15,368,604   15,942,745   51,363,537    53,722,135
                                    -----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD............................ $14,739,110  $14,072,699  $16,375,197  $15,368,604  $57,858,199  $ 51,363,537
                                    ===========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,305,998    1,545,333    1,238,497    1,543,305    5,774,716     6,981,283
       Units issued................      47,304       54,621       46,307       46,834       59,284       172,150
       Units redeemed..............    (226,999)    (293,956)    (189,236)    (351,642)    (950,067)   (1,378,717)
                                    -----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period........................   1,126,303    1,305,998    1,095,568    1,238,497    4,883,933     5,774,716
                                    ===========  ===========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                       PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                            SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  --------------------------  ----------------------
                                          VT MONEY MARKET           VT MULTI CAP GROWTH       VT MULTI CAP VALUE
                                    --------------------------  --------------------------  ----------------------
                                        2013          2012          2013          2012         2013        2012
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $ (1,108,935) $ (1,310,326) $   (698,311) $   (913,442) $  (11,271) $  (63,397)
Net realized gains (losses)........           --            --     2,293,723       155,441     286,496     (19,495)
Change in unrealized gains
 (losses)..........................           --            --    21,820,184    11,897,667   2,103,067     957,731
                                    ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from operations...................   (1,108,935)   (1,310,326)   23,415,596    11,139,666   2,378,292     874,839
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      308,460     1,017,781       117,297       225,290       8,043       5,107
Benefit payments...................   (2,661,207)   (4,757,386)   (1,132,901)   (1,750,906)   (110,013)   (127,081)
Payments on termination............  (32,621,685)  (32,898,089)   (7,279,925)   (6,856,377)   (793,758)   (365,156)
Contract Maintenance Charge........     (326,350)     (392,511)     (256,038)     (287,101)    (17,125)    (18,305)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   19,929,387    27,437,996    (3,739,628)   (4,912,415)    (82,977)   (100,693)
                                    ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from contract transactions........  (15,371,395)   (9,592,209)  (12,291,195)  (13,581,509)   (995,830)   (606,128)
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (16,480,330)  (10,902,535)   11,124,401    (2,441,843)  1,382,462     268,711
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   81,872,925    92,775,460    74,102,421    76,544,264   6,488,384   6,219,673
                                    ------------  ------------  ------------  ------------  ----------  ----------
NET ASSETS AT END OF
 PERIOD............................ $ 65,392,595  $ 81,872,925  $ 85,226,822  $ 74,102,421  $7,870,846  $6,488,384
                                    ============  ============  ============  ============  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    8,055,080     8,989,434     8,569,440    10,185,088     347,532     381,874
       Units issued................    3,683,580     4,143,569       122,607       177,091      28,444      34,922
       Units redeemed..............   (5,168,364)   (5,077,923)   (1,340,679)   (1,792,739)    (74,778)    (69,264)
                                    ------------  ------------  ------------  ------------  ----------  ----------
    Units outstanding at end of
     period........................    6,570,296     8,055,080     7,351,368     8,569,440     301,198     347,532
                                    ============  ============  ============  ============  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                           VT RESEARCH           VT SMALL CAP VALUE             VT VOYAGER
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (68,515) $   (93,747) $  (284,082) $  (456,406) $   (724,714) $ (1,254,654)
Net realized gains (losses)........   1,124,502      504,321    2,152,319     (618,290)    4,029,096      (214,842)
Change in unrealized gains
 (losses)..........................   5,938,683    3,536,687   12,462,880    7,461,276    34,810,368    14,841,924
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   6,994,670    3,947,261   14,331,117    6,386,580    38,114,750    13,372,428
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      21,084       42,280       26,725       70,449       128,626       236,513
Benefit payments...................    (345,337)    (615,369)    (961,425)    (784,024)   (2,698,176)   (2,465,969)
Payments on termination............  (2,503,419)  (2,728,514)  (6,026,650)  (4,670,650)  (12,398,643)  (10,940,057)
Contract Maintenance
 Charge............................     (69,486)     (81,730)     (72,165)     (82,510)     (314,841)     (353,565)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (1,356,901)  (2,052,353)  (1,271,530)  (2,776,198)   (5,198,021)   (5,543,481)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (4,254,059)  (5,435,686)  (8,305,045)  (8,242,933)  (20,481,055)  (19,066,559)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   2,740,611   (1,488,425)   6,026,072   (1,856,353)   17,633,695    (5,694,131)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  24,257,555   25,745,980   41,992,163   43,848,516   101,747,168   107,441,299
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $26,998,166  $24,257,555  $48,018,235  $41,992,163  $119,380,863  $101,747,168
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,278,607    2,809,602    2,165,359    2,622,944    10,008,270    11,845,035
       Units issued................      34,932       55,711       86,559       99,331       196,884       371,211
       Units redeemed..............    (381,942)    (586,706)    (438,434)    (556,916)   (1,862,101)   (2,207,976)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   1,931,597    2,278,607    1,813,484    2,165,359     8,343,053    10,008,270
                                    ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                              THE UNIVERSAL               THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                               SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                                                   VAN KAMPEN UIF
                                             VAN KAMPEN UIF              VAN KAMPEN UIF            GLOBAL TACTICAL
                                                CORE PLUS                   EMERGING              ASSET ALLOCATION
                                              FIXED INCOME               MARKETS EQUITY            PORTFOLIO (AE)
                                          ------------------------  ------------------------  ------------------------
                                             2013         2012          2013         2012         2013         2012
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  16,643    $  30,473    $  (119,632) $  (468,232) $  (848,514) $    58,993
Net realized gains (losses)..............    (4,761)       2,443        555,468      202,668      243,466     (440,971)
Change in unrealized gains (losses)......   (28,226)      40,442     (1,186,166)   5,010,863    9,141,244    1,815,565
                                           ---------    ---------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (16,344)      73,358       (750,330)   4,745,299    8,536,196    1,433,587
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       550          486          1,196        4,173       69,001        8,825
Benefit payments.........................        --           --       (839,604)  (1,103,552)  (2,935,108)    (307,649)
Payments on termination..................  (127,015)    (163,134)    (2,438,103)  (2,366,823)  (6,704,990)  (1,230,615)
Contract Maintenance Charge..............      (210)        (272)        (8,537)     (10,375)     (27,405)      (5,348)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (107,457)       5,581     (1,316,698)    (999,966)  80,792,780     (315,453)
                                           ---------    ---------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (234,132)    (157,339)    (4,601,746)  (4,476,543)  71,194,278   (1,850,240)
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (250,476)     (83,981)    (5,352,076)     268,756   79,730,474     (416,653)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   909,790      993,771     28,582,817   28,314,061   12,306,842   12,723,495
                                           ---------    ---------   -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 659,314    $ 909,790    $23,230,741  $28,582,817  $92,037,316  $12,306,842
                                           =========    =========   ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    63,832       74,294      1,376,954    1,607,448    1,140,279    1,319,768
       Units issued......................       582        2,732         57,045       81,662    6,458,191       44,651
       Units redeemed....................   (16,810)     (13,194)      (291,698)    (312,156)  (1,062,663)    (224,140)
                                           ---------    ---------   -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    47,604       63,832      1,142,301    1,376,954    6,535,807    1,140,279
                                           =========    =========   ===========  ===========  ===========  ===========

--------
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF            VAN KAMPEN UIF
                                                   GROWTH                MID CAP GROWTH           U.S. REAL ESTATE
                                          ------------------------  ------------------------  ------------------------
                                              2013         2012         2013         2012         2013         2012
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (287,222) $  (405,209) $  (208,565) $  (288,303) $  (126,535) $  (182,007)
Net realized gains (losses)..............   3,262,900    2,780,677    1,148,322    2,508,373      523,424      264,565
Change in unrealized gains (losses)......   6,322,922      683,457    3,824,471     (976,817)    (195,383)   2,837,556
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   9,298,600    3,058,925    4,764,228    1,243,253      201,506    2,920,114
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       8,819       39,036        1,980          580        3,295        3,355
Benefit payments.........................  (1,084,916)    (697,110)    (869,071)    (748,178)    (821,539)    (868,461)
Payments on termination..................  (2,815,617)  (2,789,644)  (2,128,345)  (2,217,508)  (2,078,367)  (2,449,633)
Contract Maintenance Charge..............     (34,273)     (41,340)      (5,244)      (6,222)      (6,771)      (8,304)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,340,526)    (842,332)    (649,878)    (783,263)      46,231      (58,823)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,266,513)  (4,331,390)  (3,650,558)  (3,754,591)  (2,857,151)  (3,381,866)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,032,087   (1,272,465)   1,113,670   (2,511,338)  (2,655,645)    (461,752)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,349,893   24,622,358   15,471,246   17,982,584   21,401,340   21,863,092
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,381,980  $23,349,893  $16,584,916  $15,471,246  $18,745,695  $21,401,340
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,900,701    2,254,884      820,313    1,018,622      681,791      793,123
       Units issued......................      81,527       87,202       38,238       47,127       54,728       67,407
       Units redeemed....................    (442,585)    (441,385)    (207,167)    (245,436)    (139,114)    (178,739)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,539,643    1,900,701      651,384      820,313      597,405      681,791
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        -------------------------------------------------------------------------------
                                              THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                        INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                               (CLASS II)                (CLASS II)                 (CLASS II)
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                        ------------------------  ------------------------  --------------------------
                                             VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                                EMERGING                  EMERGING                    GLOBAL
                                         MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)    FRANCHISE (CLASS II)
                                        ------------------------  ------------------------  --------------------------
                                            2013         2012         2013         2012         2013          2012
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   321,663  $   195,234  $   (57,282) $  (204,166) $    472,633  $    306,075
Net realized gains (losses)............     398,986      413,058      166,060      (49,726)    6,827,912     3,916,751
Change in unrealized gains
 (losses)..............................  (2,187,913)   1,815,773     (422,654)   2,284,714       889,359     3,067,126
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (1,467,264)   2,424,065     (313,876)   2,030,822     8,189,904     7,289,952
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      40,944       29,041       20,816        9,002        49,791        66,120
Benefit payments.......................    (200,814)    (323,255)    (254,974)    (175,525)   (1,270,829)   (1,173,001)
Payments on termination................  (2,649,608)  (3,385,349)  (2,101,258)  (2,177,044)   (9,841,269)   (9,793,530)
Contract Maintenance Charge............     (50,813)     (68,740)     (44,426)     (59,578)     (181,619)     (226,858)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     904,787     (436,043)     220,000     (353,420)   (1,595,053)   (1,332,872)
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (1,955,504)  (4,184,346)  (2,159,842)  (2,756,565)  (12,838,979)  (12,460,141)
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (3,422,768)  (1,760,281)  (2,473,718)    (725,743)   (4,649,075)   (5,170,189)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  15,434,278   17,194,559   11,766,379   12,492,122    51,201,919    56,372,108
                                        -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $12,011,510  $15,434,278  $ 9,292,661  $11,766,379  $ 46,552,844  $ 51,201,919
                                        ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     604,953      781,681      337,810      422,384     2,388,625     2,988,403
       Units issued....................      76,368       50,397       39,507       24,060        68,866       126,980
       Units redeemed..................    (157,620)    (227,125)    (103,186)    (108,634)     (601,647)     (726,758)
                                        -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................     523,701      604,953      274,131      337,810     1,855,844     2,388,625
                                        ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)                (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------- ------------------------  ------------------------
                                            VAN KAMPEN UIF GLOBAL                                  VAN KAMPEN UIF
                                          TACTICAL ASSET ALLOCATION      VAN KAMPEN UIF                MID CAP
                                          PORTFOLIO (CLASS II) (AG)     GROWTH (CLASS II)         GROWTH (CLASS II)
                                          ------------------------- ------------------------  ------------------------
                                                  2013 (M)              2013         2012         2013         2012
                                          ------------------------- -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............        $  (353,017)       $   (96,005) $  (121,096) $  (341,709) $  (424,313)
Net realized gains (losses)..............            194,305          1,294,707    1,059,273    1,673,263    3,475,749
Change in unrealized gains (losses)......          2,925,892          1,383,066      (21,770)   5,862,370   (1,227,997)
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................          2,767,180          2,581,768      916,407    7,193,924    1,823,439
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................              3,780             86,135        1,220       47,111       26,676
Benefit payments.........................           (595,958)          (191,225)    (188,069)    (647,580)    (551,714)
Payments on termination..................         (3,026,532)        (1,311,924)  (1,368,607)  (4,205,056)  (3,524,351)
Contract Maintenance Charge..............            (38,236)           (22,405)     (22,306)    (102,785)    (117,689)
Transfers among the sub-accounts and
 with the Fixed Account--net.............         32,869,182           (680,258)    (315,427)  (1,973,607)    (415,430)
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................         29,212,236         (2,119,677)  (1,893,189)  (6,881,917)  (4,582,508)
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................         31,979,416            462,091     (976,782)     312,007   (2,759,069)
NET ASSETS AT BEGINNING OF
 PERIOD..................................                 --          6,731,642    7,708,424   23,493,200   26,252,269
                                                 -----------        -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD..................................        $31,979,416        $ 7,193,733  $ 6,731,642  $23,805,207  $23,493,200
                                                 ===========        ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................                 --            394,116      508,763    1,394,377    1,641,336
       Units issued......................          2,608,145             19,720       20,690       35,949      115,883
       Units redeemed....................           (341,699)          (125,456)    (135,337)    (392,961)    (362,842)
                                                 -----------        -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................          2,266,446            288,380      394,116    1,037,365    1,394,377
                                                 ===========        ===========  ===========  ===========  ===========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                              ---------------------------------------------------
                                                                    THE UNIVERSAL             THE UNIVERSAL
                                                              INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                                     (CLASS II)                (CLASS II)
                                                                     SUB-ACCOUNT               SUB-ACCOUNT
                                                              ------------------------  ------------------------
                                                                   VAN KAMPEN UIF            VAN KAMPEN UIF
                                                                    SMALL COMPANY               U.S. REAL
                                                                  GROWTH (CLASS II)         ESTATE (CLASS II)
                                                              ------------------------  ------------------------
                                                                  2013         2012         2013         2012
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (190,117) $  (184,635) $  (316,873) $  (466,338)
Net realized gains (losses)..................................   1,480,168      542,083    1,051,069      433,426
Change in unrealized gains (losses)..........................   4,540,284      979,910     (418,503)   6,008,989
                                                              -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations............   5,830,335    1,337,358      315,693    5,976,077
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................       7,324       21,201       53,228       66,447
Benefit payments.............................................    (306,668)    (346,762)    (860,700)    (653,724)
Payments on termination......................................  (1,751,587)  (1,580,974)  (7,045,278)  (6,748,899)
Contract Maintenance Charge..................................     (42,578)     (42,862)    (154,233)    (191,572)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................    (898,894)    (619,959)   2,142,005   (1,530,855)
                                                              -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions.  (2,992,403)  (2,569,356)  (5,864,978)  (9,058,603)
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS............................   2,837,932   (1,231,998)  (5,549,285)  (3,082,526)
NET ASSETS AT BEGINNING OF PERIOD............................   9,880,340   11,112,338   42,443,603   45,526,129
                                                              -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.................................. $12,718,272  $ 9,880,340  $36,894,318  $42,443,603
                                                              ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................     474,136      600,704    1,553,316    1,894,222
       Units issued..........................................       8,032       13,402      153,078       88,940
       Units redeemed........................................    (119,500)    (139,970)    (358,348)    (429,846)
                                                              -----------  -----------  -----------  -----------
    Units outstanding at end of period.......................     362,668      474,136    1,348,046    1,553,316
                                                              ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.     ORGANIZATION

Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance Agreements do not extinguish Allstate's contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.

Allstate issued the following variable annuity contracts through the Account (collectively the "Contracts"). The Account accepts additional deposits from existing contractholders but is closed to new contractholders.

AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios and the underlying mutual funds (collectively the "Funds"):

ADVANCED SERIES TRUST                      ADVANCED SERIES TRUST (CONTINUED)
       AST Academic Strategies Asset              AST Goldman Sachs Multi-Asset
          Allocation                                 (Previously known as AST
       AST Advanced Strategies                       Horizon Moderate Asset
       AST AQR Emerging Markets                      Allocation)
          Equity* (For the period                 AST Goldman Sachs Small-Cap
          beginning February 25, 2013                Value
          and ended December 31, 2013)            AST Herndon Large-Cap Value
       AST AQR Large-Cap* (For the                   (Previously known as AST
          period beginning April 29,                 BlackRock Value)
          2013 and ended December 31,             AST High Yield
          2013)                                   AST International Growth
       AST Balanced Asset Allocation              AST International Value
       AST BlackRock Global Strategies            AST Investment Grade Bond
       AST BlackRock iShares ETF*                 AST Jennison Large-Cap Growth*
          (For the period beginning               AST Jennison Large-Cap Value*
          April 29, 2013 and ended                AST J.P. Morgan Global Thematic
          December 31, 2013)                      AST J.P. Morgan International
       AST Bond Portfolio 2016*                      Equity (Previously known as
       AST Bond Portfolio 2018                       AST JPMorgan International
       AST Bond Portfolio 2019                       Equity)
       AST Bond Portfolio 2020                    AST J.P. Morgan Strategic
       AST Bond Portfolio 2021*                      Opportunities
       AST Bond Portfolio 2022                    AST Large-Cap Value
       AST Bond Portfolio 2023                    AST Loomis Sayles Large-Cap
       AST Bond Portfolio 2024 (For                  Growth (Previously known as
          the period beginning                       AST Marsico Capital Growth)
          January 2, 2013 and ended               AST Lord Abbett Core Fixed
          December 31, 2013)                         Income
       AST Capital Growth Asset                   AST MFS Global Equity
          Allocation                              AST MFS Growth
       AST ClearBridge Dividend                   AST MFS Large-Cap Value*
          Growth* (For the period                 AST Mid-Cap Value
          beginning February 25, 2013             AST Money Market
          and ended December 31, 2013)            AST Neuberger Berman Core Bond*
       AST Cohen & Steers Realty                  AST Neuberger Berman / LSV
       AST Defensive Asset                           Mid-Cap Value
          Allocation* (For the period             AST Neuberger Berman Mid-Cap
          beginning April 29, 2013                   Growth
          and ended December 31, 2013)            AST Neuberger Berman Small-Cap
       AST Federated Aggressive Growth               Growth*
       AST FI Pyramis(R) Asset                    AST New Discovery Asset
          Allocation                                 Allocation
       AST First Trust Balanced Target            AST Western Asset Emerging
       AST Franklin Templeton                        Markets Debt*
          Founding Funds Allocation               AST Parametric Emerging
       AST Franklin Templeton                        Markets Equity
          Founding Funds Plus* (For               AST PIMCO Limited Maturity Bond
          the period beginning                    AST PIMCO Total Return Bond
          April 29, 2013 and ended                AST Preservation Asset
          December 31, 2013)                         Allocation
       AST Global Real Estate                     AST Prudential Core Bond*
       AST Goldman Sachs Concentrated
          Growth
       AST Goldman Sachs Large-Cap
          Value
       AST Goldman Sachs Mid-Cap
          Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 ADVANCED SERIES TRUST               DWS INVESTMENTS VARIABLE SERIES I
   (CONTINUED)                              DWS Bond VIP A
        AST Prudential Growth               DWS Capital Growth VIP A
           Allocation                       DWS Core Equity VIP A
           (Previously known as             DWS Global Small Cap Growth
           AST First Trust                     VIP A
           Capital Appreciation             DWS International VIP A
           Target)
        AST QMA Emerging Markets     DWS INVESTMENTS VARIABLE SERIES II
           Equity* (For the                 DWS Global Income Builder VIP
           period beginning                    A II
           February 25, 2013 and            DWS Money Market VIP A II
           ended December 31,               DWS Small Mid Cap Growth VIP A
           2013                                II
        AST QMA Large-Cap* (For
           the period beginning      FEDERATED INSURANCE SERIES
           April 29, 2013 and               Federated Prime Money Fund II
           ended December 31,
           2013)                     FIDELITY VARIABLE INSURANCE PRODUCTS
        AST QMA US Equity Alpha        FUND
        AST Quantitative                    VIP Contrafund
           Modeling*                        VIP Equity-Income
        AST RCM World Trends                VIP Growth
           (Previously known as             VIP High Income
           AST CLS Moderate                 VIP Index 500
           Asset Allocation)                VIP Investment Grade Bond
        AST Schroders Global                VIP Overseas
           Tactical
        AST Schroders                FIDELITY VARIABLE INSURANCE PRODUCTS
           Multi-Asset World           FUND (SERVICE CLASS 2)
           Strategies                       VIP Asset Manager Growth
        AST Small-Cap Growth                   (Service Class 2)
        AST Small-Cap Value                 VIP Contrafund (Service Class
        AST Templeton Global                   2)
           Bond (Previously                 VIP Equity-Income (Service
           known as AST T. Rowe                Class 2)
           Price Global Bond)               VIP Freedom 2010 Portfolio
        AST T. Rowe Price Asset                (Service Class 2)
           Allocation                       VIP Freedom 2020 Portfolio
        AST T. Rowe Price Equity               (Service Class 2)
           Income                           VIP Freedom 2030 Portfolio
        AST T. Rowe Price                      (Service Class 2)
           Large-Cap Growth                 VIP Freedom Income Portfolio
        AST T. Rowe Price                      (Service Class 2)
           Natural Resources                VIP Growth (Service Class 2)
        AST Wellington                      VIP Growth & Income (Service
           Management Hedged                   Class 2)
           Equity                           VIP Growth Stock (Service
        AST Western Asset Core                 Class 2)
           Plus Bond                        VIP High Income (Service Class
                                               2)
 ALLIANCEBERNSTEIN VARIABLE                 VIP Index 500 (Service Class 2)
   PRODUCT SERIES FUND                      VIP Investment Grade Bond
        AllianceBernstein VPS                  (Service Class 2)
           Growth                           VIP Mid Cap (Service Class 2)
        AllianceBernstein VPS               VIP Money Market (Service
           Growth & Income                     Class 2)
        AllianceBernstein VPS               VIP Overseas (Service Class 2)
           International Value
        AllianceBernstein VPS
           Large Cap Growth
        AllianceBernstein VPS
           Small/Mid Cap Value
        AllianceBernstein VPS
           Value

 AMERICAN CENTURY VARIABLE
   PORTFOLIOS, INC.
        American Century VP
           Balanced
        American Century VP
           International

 DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC.
        Dreyfus Socially
           Responsible Growth
           Fund

 DREYFUS STOCK INDEX FUND
        Dreyfus Stock Index Fund

 DREYFUS VARIABLE INVESTMENT FUND
        VIF Growth & Income
        VIF Money Market

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE      INVESCO INVESTMENT SERVICES
  PRODUCTS TRUST                             (CONTINUED)
       Franklin Flex Cap Growth                   Invesco V.I. High Yield
          Securities                                 Securities* (On April 26,
       Franklin Growth and Income                    2013, Invesco V.I. High
          Securities                                 Yield Securities merged
       Franklin High Income Securities               into Invesco V.I. High
       Franklin Income Securities                    Yield) (For the period
       Franklin Large Cap Growth                     beginning January 1, 2013
          Securities                                 and ended April 26, 2013)
       Franklin Small Cap Value                   Invesco V.I. Income Builder*
          Securities                              Invesco V.I. International
       Franklin Small Mid-Cap Growth                 Growth
          Securities                              Invesco V.I. Large Cap Growth*
       Franklin U.S. Government                   Invesco V.I. Mid Cap Core
       Mutual Global Discovery                       Equity
          Securities                              Invesco V.I. Mid Cap Growth
       Mutual Shares Securities                      (Previously known as
       Templeton Developing Markets                  Invesco Van Kampen V.I. Mid
          Securities                                 Cap Growth)
       Templeton Foreign Securities               Invesco V.I. Money Market
       Templeton Global Bond                      Invesco V.I. S&P 500 Index
          Securities                              Invesco V.I. Technology
       Templeton Growth Securities                Invesco V.I. Utilities
                                                  Invesco V.I. Value
GOLDMAN SACHS VARIABLE INSURANCE TRUST               Opportunities (Previously
       VIT Large Cap Value                           known as Invesco Van Kampen
       VIT Mid Cap Value                             V.I. Value Opportunities)
       VIT Strategic Growth
       VIT Strategic International         INVESCO INVESTMENT SERVICES (SERIES
          Equity*                          II)
       VIT Structured Small Cap Equity            Invesco V.I. American
       VIT Structured U.S. Equity                    Franchise II (Previously
                                                     known as Invesco Van Kampen
INVESCO INVESTMENT SERVICES                          V.I. American Franchise II)
       Invesco V.I. American                      Invesco V.I. American Value II
          Franchise (Previously                      (Previously known as
       known as Invesco Van Kampen                   Invesco Van Kampen V.I.
          V.I. American Franchise)                   American Value II)
       Invesco V.I. American Value                Invesco V.I. Balanced II*
          (Previously known as                    Invesco V.I. Comstock II
          Invesco Van Kampen V.I.                    (Previously known as
          American Value)                            Invesco Van Kampen V.I.
       Invesco V.I. Balanced*                        Comstock II)
       Invesco V.I. Comstock                      Invesco V.I. Core Equity II
          (Previously known as                    Invesco V.I. Diversified
          Invesco Van Kampen V.I.                    Dividend II
          Comstock)                               Invesco V.I. Diversified
       Invesco V.I. Core Equity                      Income II
       Invesco V.I. Diversified                   Invesco V.I. Equity and Income
          Dividend                                   II (Previously known as
       Invesco V.I. Diversified Income               Invesco Van Kampen V.I.
       Invesco V.I. Equity and Income                Equity and Income II)
          (Previously known as                    Invesco V.I. Global Core
          Invesco Van Kampen V.I.                    Equity II
          Equity and Income)                      Invesco V.I. Global Dividend
       Invesco V.I. Global Core Equity               Growth II*
       Invesco V.I. Global Dividend               Invesco V.I. Government
          Growth*                                    Securities II
       Invesco V.I. Government                    Invesco V.I. Growth and Income
          Securities                                 II (Previously known as
       Invesco V.I. High Yield (For                  Invesco Van Kampen V.I.
          the period beginning                       Growth and Income II)
          April 26, 2013 and ended                Invesco V.I. High Yield II
          December 31, 2013)                         (For the period beginning
                                                     April 26, 2013 and ended
                                                     December 31, 2013)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESCO INVESTMENT SERVICES (SERIES        MFS VARIABLE INSURANCE TRUST
II) (CONTINUED)                            (CONTINUED)
       Invesco V.I. High Yield                    MFS High Income* (On August
          Securities II* (On                         16, 2013, MFS High Income
          April 26, 2013, Invesco                    merged into MFS High Yield)
          V.I. High Yield Securities                 (For the period beginning
          II merged into Invesco V.I.                January 1, 2013 and ended
          High Yield II) (For the                    August 16, 2013)
          period beginning January 1,             MFS High Yield (For the period
          2013 and ended April 26,                   beginning August 16, 2013
          2013)                                      and ended December 31, 2013)
       Invesco V.I. Income Builder II*            MFS Investors Trust
       Invesco V.I. International                 MFS New Discovery
          Growth II                               MFS Research
       Invesco V.I. Large Cap Growth              MFS Research Bond
          II*                                     MFS Utilities
       Invesco V.I. Mid Cap Core
          Equity II                        MFS VARIABLE INSURANCE TRUST (SERVICE
       Invesco V.I. Mid Cap Growth II      CLASS)
          (Previously known as                    MFS Growth (Service Class)
          Invesco Van Kampen V.I. Mid             MFS Investors Trust (Service
          Cap Growth II)                             Class)
       Invesco V.I. Money Market II               MFS New Discovery (Service
       Invesco V.I. S&P 500 Index II                 Class)
       Invesco V.I. Technology II                 MFS Research (Service Class)
       Invesco V.I. Utilities II                  MFS Utilities (Service Class)
       Invesco V.I. Value
          Opportunities II                 MORGAN STANLEY VARIABLE INVESTMENT
          (Previously known as             SERIES
          Invesco Van Kampen V.I.                 Aggressive Equity* (On
          Value Opportunities II)                    April 26, 2013, Aggressive
                                                     Equity merged into Multi
JANUS ASPEN SERIES                                   Cap Growth) (For the period
       Forty Portfolio                               beginning January 1, 2013
                                                     and ended April 26, 2013)
LAZARD RETIREMENT SERIES, INC.                    European Equity
       Emerging Markets Equity                    Global Infrastructure
                                                  Income Plus
LEGG MASON PARTNERS VARIABLE INCOME               Limited Duration
TRUST                                             Money Market
       ClearBridge Variable                       Multi Cap Growth
          Fundamental All Cap Value               Strategist* (On April 26,
          Portfolio I (Previously                    2013, Strategist merged
          known as Legg Mason                        into Van Kampen UIF Global
          ClearBridge Variable                       Tactical Asset Allocation
          Fundamental All Cap Value                  Portfolio) (For the period
          Portfolio I)                               beginning January 1, 2013
                                                     and ended April 26, 2013)
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS I, INC.                         MORGAN STANLEY VARIABLE INVESTMENT
       ClearBridge Variable Large Cap        SERIES (CLASS Y SHARES)
          Value Portfolio I                       Aggressive Equity* (Class Y
          (Previously known as Legg                  Shares) (On April 26, 2013,
          Mason ClearBridge Variable                 Aggressive Equity (Class Y
          Large Cap Value Portfolio I)               Shares) merged into Multi
                                                     Cap Growth (Class Y
LORD ABBETT SERIES FUND                              Shares)) (For the period
       Bond-Debenture                                beginning January 1, 2013
       Fundamental Equity                            and ended April 26, 2013)
       Growth and Income                          European Equity (Class Y
       Growth Opportunities                          Shares)
       Mid-Cap Stock

MFS VARIABLE INSURANCE TRUST
       MFS Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 MORGAN STANLEY VARIABLE             OPPENHEIMER VARIABLE ACCOUNT FUNDS
   INVESTMENT SERIES                   (SERVICES SHARES ("SS")) (CONTINUED)
   (CLASS Y SHARES) (CONTINUED)             Oppenheimer Main Street Small
        Global Infrastructure                  Cap (SS) (Previously known
           (Class Y Shares)                    as Oppenheimer Main Street
        Income Plus (Class Y                   Small Mid Cap (SS))
           Shares)
        Limited Duration (Class      PANORAMA SERIES FUND, INC. (SERVICE
           Y Shares)                 SHARES ("SS"))
        Money Market (Class Y               Oppenheimer International
           Shares)                             Growth (SS)*
        Multi Cap Growth (Class
           Y Shares)                 PIMCO VARIABLE INSURANCE TRUST
        Strategist* (Class Y                Foreign Bond (US Dollar-Hedged)
           Shares) (On April 26,            Money Market
           2013, Strategist                 PIMCO Total Return
           (Class Y Shares)                 PIMCO VIT Commodity Real
           merged into Van                     Return Strategy (Advisor
           Kampen UIF Global                   Shares)
           Tactical Asset                   PIMCO VIT Emerging Markets
           Allocation Portfolio                Bond (Advisor Shares)
           (Class II)) (For the             PIMCO VIT Real Return (Advisor
           period beginning                    Shares)
           January 1, 2013 and              PIMCO VIT Total Return
           ended April 26, 2013)               (Advisor Shares)

 NEUBERGER BERMAN ADVISORS           PROFUNDS VP
 MANAGEMENT TRUST                           ProFund VP Consumer Goods
        AMT Large Cap Value                    Portfolio*
        AMT Mid-Cap Growth                  ProFund VP Consumer Services
                                               Portfolio*
 OPPENHEIMER VARIABLE ACCOUNT               ProFund VP Financials
   FUNDS                                    ProFund VP Health Care
        Oppenheimer Capital                 ProFund VP Industrials*
           Appreciation                     ProFund VP Large-Cap Growth*
        Oppenheimer Capital                 ProFund VP Large-Cap Value*
           Income (Previously               ProFund VP Mid-Cap Growth*
           known as Oppenheimer             ProFund VP Mid-Cap Value*
           Balanced)                        ProFund VP Real Estate*
        Oppenheimer Core Bond               ProFund VP Small-Cap Growth*
        Oppenheimer Discovery               ProFund VP Small-Cap Value*
           Mid Cap                          ProFund VP Telecommunications
           Growth (Previously               ProFund VP Utilities
           known as Oppenheimer
           Small- & Mid-Cap          PUTNAM VARIABLE TRUST
           Growth)                          VT American Government Income
        Oppenheimer Global                  VT Capital Opportunities
           (Previously known as             VT Diversified Income
           Oppenheimer Global               VT Equity Income
           Securities)                      VT George Putnam Balanced
        Oppenheimer Global                  VT Global Asset Allocation
           Strategic Income                 VT Global Equity
        Oppenheimer Main Street             VT Global Health Care
        Oppenheimer Main Street             VT Global Utilities
           Small Cap (Previously            VT Growth and Income
           known as Oppenheimer             VT Growth Opportunities
           Main Street Small Mid
           Cap)

 OPPENHEIMER VARIABLE ACCOUNT
   FUNDS (SERVICES SHARES ("SS"))
        Oppenheimer Capital
           Appreciation (SS)
        Oppenheimer Capital
           Income (SS)
           (Previously known as
           Oppenheimer Balanced
           (SS))
        Oppenheimer Core Bond
           (SS)
        Oppenheimer Discovery
           Mid Cap Growth (SS)
           (Previously known as
           Oppenheimer Small- &
           Mid-Cap Growth (SS))
        Oppenheimer Global (SS)
           (Previously known as
           Oppenheimer Global
           Securities (SS))
        Oppenheimer Global
           Strategic Income (SS)
        Oppenheimer Main Street
           (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 PUTNAM VARIABLE TRUST (CONTINUED)       THE UNIVERSAL INSTITUTIONAL
        VT High Yield                    FUNDS, INC. (CONTINUED)
        VT Income                               Van Kampen UIF Growth
        VT International Equity                 Van Kampen UIF Mid Cap
        VT International Growth                    Growth
        VT International Value                  Van Kampen UIF U.S. Real
        VT Investors                               Estate
        VT Money Market
        VT Multi Cap Growth              THE UNIVERSAL INSTITUTIONAL
        VT Multi Cap Value               FUNDS, INC. (CLASS II)
        VT Research                             Van Kampen UIF Emerging
        VT Small Cap Value                         Markets Debt (Class II)
        VT Voyager                              Van Kampen UIF Emerging
                                                   Markets Equity (Class
 RYDEX VARIABLE TRUST RYDEX                        II)
        VT Nasdaq 100 Strategy Fund*            Van Kampen UIF Global
                                                   Franchise (Class II)
 THE UNIVERSAL INSTITUTIONAL FUNDS,             Van Kampen UIF Global
 INC.                                              Tactical Asset
        Van Kampen UIF Core Plus                   Allocation Portfolio
           Fixed Income                            (Class II) (On April
        Van Kampen UIF Emerging                    26, 2013, Strategist
           Markets Equity                          (Class Y Shares)
        Van Kampen UIF Global                      merged into Van Kampen
           Tactical Asset                          UIF Global Tactical
           Allocation Portfolio (On                Asset Allocation
           April 26, 2013,                         Portfolio (Class II))
           Strategist merged into                  (For the period
           Van Kampen UIF Global                   beginning April 26,
           Tactical Asset                          2013 and ended
           Allocation Portfolio)                   December 31, 2013)
                                                Van Kampen UIF Growth
                                                   (Class II)
                                                Van Kampen UIF Mid Cap
                                                   Growth (Class II)
                                                Van Kampen UIF Small
                                                   Company Growth
                                                Van Kampen UIF U.S. Real
                                                   Estate (Class II)
--------
*FUND WAS AVAILABLE, BUT HAD NO NET ASSETS AS OF DECEMBER 31, 2013

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2013. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  FAIR VALUE OF ASSETS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:    Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2:    Assets whose values are based on the following:
            (a) Quoted prices for similar assets in active markets;
            (b) Quoted prices for identical or similar assets in markets that are not active; or
            (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers. The account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statement of Changes in Net Assets.

WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS


   The cost of investments purchased during the year ended December 31, 2013 was as follows:

                                                               PURCHASES
                                                               ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Academic Strategies Asset Allocation............ $  481,548
          AST Advanced Strategies.............................    216,404
          AST Balanced Asset Allocation.......................    668,576
          AST Bond Portfolio 2022.............................     87,626
          AST Bond Portfolio 2023.............................  2,423,208
          AST Bond Portfolio 2024 (a).........................    502,034
          AST Capital Growth Asset Allocation.................  1,038,131
          AST Cohen & Steers Realty...........................     15,162
          AST Federated Aggressive Growth.....................      2,467
          AST FI Pyramis(R) Asset Allocation..................    103,796
          AST First Trust Balanced Target.....................    630,249
          AST Franklin Templeton Founding Funds Allocation....    353,557
          AST Goldman Sachs Mid-Cap Growth....................          4
          AST Goldman Sachs Multi-Asset (b)...................     78,883
          AST Herndon Large-Cap Value (c).....................      1,359
          AST High Yield......................................     16,869
          AST International Growth............................      4,492
          AST International Value.............................      1,392
          AST Investment Grade Bond...........................  1,788,975
          AST J.P. Morgan Global Thematic.....................     81,984
          AST J.P. Morgan Strategic Opportunities.............    361,206
          AST Loomis Sayles Large-Cap Growth (e)..............      2,800
          AST Lord Abbett Core Fixed Income...................      1,725
          AST Money Market....................................  1,292,002
          AST Neuberger Berman / LSV Mid-Cap Value............      2,583
          AST Neuberger Berman Mid-Cap Growth.................      2,493
          AST New Discovery Asset Allocation..................      7,370
          AST PIMCO Limited Maturity Bond.....................     10,077
          AST PIMCO Total Return Bond.........................      4,363
          AST Preservation Asset Allocation...................    792,155
          AST Prudential Growth Allocation (f)................  2,068,802
          AST QMA US Equity Alpha.............................      4,319
          AST RCM World Trends (av)...........................    109,227
          AST Schroders Global Tactical.......................     99,341
          AST Schroders Multi-Asset World Strategies..........     99,027
          AST Small-Cap Growth................................      1,232
          AST Small-Cap Value.................................      1,356

(a) For the period beginning January 2, 2013 and ended December 31, 2013
(b) Previously known as AST Horizon Moderate Asset Allocation
(c) Previously known as AST BlackRock Value
(e) Previously known as AST Marsico Capital Growth
(f) Previously known as AST First Trust Capital Appreciation Target
(av) Previously known as AST CLS Moderate Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                  PURCHASES
                                                                                  ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Templeton Global Bond (g)................................................. $    2,391
   AST T. Rowe Price Asset Allocation............................................    903,456
   AST T. Rowe Price Large-Cap Growth............................................      1,313
   AST T. Rowe Price Natural Resources...........................................     17,143
   AST Wellington Management Hedged Equity.......................................     58,480

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
   Alliance Bernstein VPS Growth.................................................    528,386
   Alliance Bernstein VPS Growth & Income........................................  1,380,136
   Alliance Bernstein VPS International Value....................................  1,145,763
   Alliance Bernstein VPS Large Cap Growth.......................................    255,266
   Alliance Bernstein VPS Small/Mid Cap Value....................................  1,410,411
   Alliance Bernstein VPS Value..................................................     23,925

Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
   American Century VP Balanced..................................................        404
   American Century VP International.............................................         92

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund......................................        220

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund......................................................     14,641

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income...........................................................        747
   VIF Money Market..............................................................    151,049

Investments in the DWS Investments Variable Series I Sub-Accounts:
   DWS Bond VIP A................................................................     14,559
   DWS Capital Growth VIP A......................................................     19,389
   DWS Core Equity VIP A.........................................................    115,236
   DWS Global Small Cap Growth VIP A.............................................    139,982
   DWS International VIP A.......................................................     15,024

Investments in the DWS Investments Variable Series II Sub-Accounts:
   DWS Global Income Builder VIP A II............................................     30,181
   DWS Money Market VIP A II.....................................................      2,167
   DWS Small Mid Cap Growth VIP A II.............................................     21,316

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II.................................................    118,580

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund................................................................    222,542
   VIP Equity-Income.............................................................     70,444

(g) Previously known as AST T. Rowe Price Global Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts
  (continued):
   VIP Growth.................................................................. $   176,248
   VIP High Income.............................................................      46,537
   VIP Index 500...............................................................     412,745
   VIP Investment Grade Bond...................................................      70,132
   VIP Overseas................................................................     311,104

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)..................................         132
   VIP Contrafund (Service Class 2)............................................   2,565,204
   VIP Equity-Income (Service Class 2).........................................      55,141
   VIP Freedom 2010 Portfolio (Service Class 2)................................     334,517
   VIP Freedom 2020 Portfolio (Service Class 2)................................     498,135
   VIP Freedom 2030 Portfolio (Service Class 2)................................     357,221
   VIP Freedom Income Portfolio (Service Class 2)..............................      67,600
   VIP Growth (Service Class 2)................................................         213
   VIP Growth & Income (Service Class 2).......................................     517,162
   VIP Growth Stock (Service Class 2)..........................................     576,942
   VIP High Income (Service Class 2)...........................................     488,704
   VIP Index 500 (Service Class 2).............................................   2,766,244
   VIP Investment Grade Bond (Service Class 2).................................         400
   VIP Mid Cap (Service Class 2)...............................................   2,527,908
   VIP Money Market (Service Class 2)..........................................   6,502,647
   VIP Overseas (Service Class 2)..............................................         541

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities.........................................      34,094
   Franklin Growth and Income Securities.......................................   1,830,615
   Franklin High Income Securities.............................................   1,524,223
   Franklin Income Securities..................................................  14,671,402
   Franklin Large Cap Growth Securities........................................   1,626,685
   Franklin Small Cap Value Securities.........................................   2,360,907
   Franklin Small Mid-Cap Growth Securities....................................     111,249
   Franklin U.S. Government....................................................   1,693,773
   Mutual Global Discovery Securities..........................................   4,431,220
   Mutual Shares Securities....................................................   2,485,888
   Templeton Developing Markets Securities.....................................   1,359,023
   Templeton Foreign Securities................................................   5,120,596
   Templeton Global Bond Securities............................................     193,283
   Templeton Growth Securities.................................................      27,539

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value.........................................................     625,154
   VIT Mid Cap Value...........................................................     375,864

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                           PURCHASES
                                                                          -----------
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts
  (continued):
   VIT Strategic Growth.................................................. $       806
   VIT Structured Small Cap Equity.......................................   1,429,253
   VIT Structured U.S. Equity............................................      73,806

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. American Franchise (h)...................................   1,518,300
   Invesco V.I. American Value (i).......................................   1,784,283
   Invesco V.I. Comstock (j).............................................   1,099,101
   Invesco V.I. Core Equity..............................................   2,366,772
   Invesco V.I. Diversified Dividend.....................................   3,992,567
   Invesco V.I. Diversified Income.......................................     645,659
   Invesco V.I. Equity and Income (k)....................................   1,603,345
   Invesco V.I. Global Core Equity.......................................   1,141,351
   Invesco V.I. Government Securities....................................     650,877
   Invesco V.I. High Yield (l)(m)........................................  14,529,086
   Invesco V.I. High Yield Securities (l)(n).............................   1,261,639
   Invesco V.I. International Growth.....................................     695,425
   Invesco V.I. Mid Cap Core Equity......................................   1,424,874
   Invesco V.I. Mid Cap Growth (o).......................................     425,402
   Invesco V.I. Money Market.............................................   1,692,184
   Invesco V.I. S&P 500 Index............................................   1,337,933
   Invesco V.I. Technology...............................................     491,588
   Invesco V.I. Utilities................................................     477,658
   Invesco V.I. Value Opportunities (p)..................................     440,965

Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. American Franchise II (q)................................     461,655
   Invesco V.I. American Value II (r)....................................     471,666
   Invesco V.I. Comstock II (s)..........................................   2,309,525
   Invesco V.I. Core Equity II...........................................     151,200
   Invesco V.I. Diversified Dividend II..................................   1,389,870
   Invesco V.I. Diversified Income II....................................      12,930

(h) Previously known as Invesco Van Kampen V.I. American Franchise
(i) Previously known as Invesco Van Kampen V.I. American Value
(j) Previously known as Invesco Van Kampen V.I. Comstock
(k) Previously known as Invesco Van Kampen V.I. Equity and Income
(l) On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013
(o) Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(p) Previously known as Invesco Van Kampen V.I. Value Opportunities
(q) Previously known as Invesco Van Kampen V.I. American Franchise II
(r) Previously known as Invesco Van Kampen V.I. American Value II
(s) Previously known as Invesco Van Kampen V.I. Comstock II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                       PURCHASES
                                                                                      -----------
Investments in the Invesco Investment Services (Series II) Sub-Accounts (continued):
   Invesco V.I. Equity and Income II (t)............................................. $ 2,038,970
   Invesco V.I. Global Core Equity II................................................     544,358
   Invesco V.I. Government Securities II.............................................      10,800
   Invesco V.I. Growth and Income II (u).............................................   1,802,513
   Invesco V.I. High Yield II (v)(m).................................................  11,908,062
   Invesco V.I. High Yield Securities II (v)(n)......................................   1,138,785
   Invesco V.I. International Growth II..............................................     249,336
   Invesco V.I. Mid Cap Core Equity II...............................................     164,574
   Invesco V.I. Mid Cap Growth II (w)................................................   1,023,148
   Invesco V.I. Money Market II......................................................      71,551
   Invesco V.I. S&P 500 Index II.....................................................   3,637,299
   Invesco V.I. Technology II........................................................       1,521
   Invesco V.I. Utilities II.........................................................       9,287
   Invesco V.I. Value Opportunities II (x)...........................................     165,104

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio...................................................................          81

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity...........................................................         119

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   ClearBridge Variable Fundamental All Cap Value Portfolio I (y)....................         125

Investments in the Legg Mason Partners Variable Portfolios I, Inc. Sub-Accounts:
   ClearBridge Variable Large Cap Value Portfolio I (z)..............................         128

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture....................................................................   3,708,566
   Fundamental Equity................................................................     847,853
   Growth and Income.................................................................   1,210,333
   Growth Opportunities..............................................................   1,755,631
   Mid-Cap Stock.....................................................................     415,550

(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013
(t) Previously known as Invesco Van Kampen V.I. Equity and Income II
(u) Previously known as Invesco Van Kampen V.I. Growth and Income II
(v) On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II
(w) Previously known as Invesco Van Kampen V.I. Mid Cap Growth II
(x) Previously known as Invesco Van Kampen V.I. Value Opportunities II
(y) Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z) Previously known as Legg Mason ClearBridge Variable Large Cap Value Portfolio I

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                PURCHASES
                                                                               -----------
Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth................................................................. $     7,876
   MFS High Income (aa)(ab)...................................................      46,222
   MFS High Yield (aa)(ac)....................................................     332,843
   MFS Investors Trust........................................................      21,700
   MFS New Discovery..........................................................      61,634
   MFS Research...............................................................       3,488
   MFS Research Bond..........................................................      50,244
   MFS Utilities..............................................................      10,657

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class).................................................       1,968
   MFS Investors Trust (Service Class)........................................       1,259
   MFS New Discovery (Service Class)..........................................       9,282
   MFS Research (Service Class)...............................................         325
   MFS Utilities (Service Class)..............................................      57,045

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity (n)(ad)..................................................     727,089
   European Equity............................................................   1,599,867
   Global Infrastructure......................................................   6,547,888
   Income Plus................................................................   4,399,008
   Limited Duration...........................................................     514,371
   Money Market...............................................................   7,874,632
   Multi Cap Growth (ad)......................................................  14,614,265
   Strategist (n)(ae).........................................................   2,666,878

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares) (n)(af).................................   1,350,811
   European Equity (Class Y Shares)...........................................     440,855
   Global Infrastructure (Class Y Shares).....................................   1,909,282
   Income Plus (Class Y Shares)...............................................   8,102,801
   Limited Duration (Class Y Shares)..........................................   2,178,400
   Money Market (Class Y Shares)..............................................  16,173,449
   Multi Cap Growth (Class Y Shares) (af).....................................  15,884,947
   Strategist (Class Y Shares) (n)(ag)........................................     990,511

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(aa) On August 16, 2013, MFS High Income merged into MFS High Yield
(ab) For the period beginning January 1, 2013 and ended August 16, 2013
(ac) For the period beginning August 16, 2013 and ended December 31, 2013
(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af) On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                               PURCHASES
                                                                               ----------
Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Large Cap Value........................................................ $      254

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Capital Appreciation...........................................     71,175
   Oppenheimer Capital Income (ah)............................................     43,753
   Oppenheimer Core Bond......................................................     69,737
   Oppenheimer Discovery Mid Cap Growth (ai)..................................        224
   Oppenheimer Global (aj)....................................................    234,838
   Oppenheimer Global Strategic Income........................................    136,407
   Oppenheimer Main Street....................................................     21,090
   Oppenheimer Main Street Small Cap (ak).....................................    165,177

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Capital Appreciation (SS)......................................    448,699
   Oppenheimer Capital Income (SS) (al).......................................    582,510
   Oppenheimer Core Bond (SS).................................................  5,403,992
   Oppenheimer Discovery Mid Cap Growth (SS) (am).............................    106,985
   Oppenheimer Global (SS) (an)...............................................    390,235
   Oppenheimer Global Strategic Income (SS)...................................  7,630,748
   Oppenheimer Main Street (SS)...............................................    950,636
   Oppenheimer Main Street Small Cap (SS) (ao)................................  1,123,655

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)............................................        443
   Money Market...............................................................        165
   PIMCO Total Return.........................................................        298
   PIMCO VIT Commodity Real Return Strategy (Advisor Shares)..................    275,623
   PIMCO VIT Emerging Markets Bond (Advisor Shares)...........................    342,122
   PIMCO VIT Real Return (Advisor Shares).....................................    443,429
   PIMCO VIT Total Return (Advisor Shares)....................................  2,360,222

Investments in the ProFunds VP Sub-Accounts:
   ProFund VP Financials......................................................         15
   ProFund VP Health Care.....................................................         13
   ProFund VP Mid-Cap Value...................................................         16

(ah) Previously known as Oppenheimer Balanced
(ai) Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj) Previously known as Oppenheimer Global Securities
(ak) Previously known as Oppenheimer Main Street Small Mid Cap
(al) Previously known as Oppenheimer Balanced (SS)
(am) Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an) Previously known as Oppenheimer Global Securities (SS)
(ao) Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                     -----------
Investments in the ProFunds VP Sub-Accounts (continued):
   ProFund VP Telecommunications.................................................... $       236
   ProFund VP Utilities.............................................................         492

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income....................................................     895,096
   VT Capital Opportunities.........................................................     713,825
   VT Diversified Income............................................................   1,782,537
   VT Equity Income.................................................................   3,918,626
   VT George Putnam Balanced........................................................   2,536,219
   VT Global Asset Allocation.......................................................   2,489,643
   VT Global Equity.................................................................     765,656
   VT Global Health Care............................................................   1,428,143
   VT Global Utilities..............................................................     745,410
   VT Growth and Income.............................................................   4,151,978
   VT Growth Opportunities..........................................................     438,030
   VT High Yield....................................................................   4,854,441
   VT Income........................................................................   9,041,933
   VT International Equity..........................................................   3,161,234
   VT International Growth..........................................................     395,411
   VT International Value...........................................................     820,535
   VT Investors.....................................................................   1,084,158
   VT Money Market..................................................................  30,306,480
   VT Multi Cap Growth..............................................................     698,563
   VT Multi Cap Value...............................................................     664,556
   VT Research......................................................................     469,080
   VT Small Cap Value...............................................................   2,444,719
   VT Voyager.......................................................................   2,013,060

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income............................................      31,008
   Van Kampen UIF Emerging Markets Equity...........................................   1,087,867
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (ae)...................  83,585,635
   Van Kampen UIF Growth............................................................   1,832,084
   Van Kampen UIF Mid Cap Growth....................................................   1,067,484
   Van Kampen UIF U.S. Real Estate..................................................   1,235,828

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................   2,298,335
   Van Kampen UIF Emerging Markets Equity (Class II)................................   1,168,688
   Van Kampen UIF Global Franchise (Class II).......................................   6,245,764
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II) (ag)........  33,736,107

(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                     PURCHASES
                                                                                    ------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts
  (continued):
   Van Kampen UIF Growth (Class II)................................................ $    630,592
   Van Kampen UIF Mid Cap Growth (Class II)........................................    1,051,888
   Van Kampen UIF Small Company Growth (Class II)..................................      568,440
   Van Kampen UIF U.S. Real Estate (Class II)......................................    3,389,702
                                                                                    ------------
                                                                                    $472,481,984
                                                                                    ============

6.  FINANCIAL HIGHLIGHTS

Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



    ***TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts:
     AST Academic Strategies Asset Allocation
     2013.........   583   $ 10.19 - 11.17   $ 6,288        -- %        1.15 - 2.60%     7.18 -   8.72%
     2012.........   667      9.51 - 10.27     6,651       1.09         1.15 - 2.60      9.71 -  11.28
     2011.........   713      8.66 -  9.23     6,421       0.65         1.15 - 2.60     -5.13 -  -3.77
     2010.........   819      9.13 -  9.59     7,705       0.88         1.15 - 2.60      9.12 -  10.69
     2009.........   831      8.37 -  8.66     7,097       2.23         1.15 - 2.60     21.20 -  22.94

     AST Advanced Strategies
     2013.........   211     11.96 - 13.10     2,675         --         1.15 - 2.60     13.60 -  15.23
     2012.........   233     10.53 - 11.37     2,580       1.50         1.15 - 2.60     10.76 -  12.35
     2011.........   220      9.50 - 10.12     2,181       1.02         1.15 - 2.60     -2.42 -  -1.03
     2010.........   251      9.74 - 10.23     2,523       1.05         1.15 - 2.60     10.82 -  12.41
     2009.........   257      8.79 -  9.10     2,313       2.97         1.15 - 2.60     23.00 -  24.76

     AST Balanced Asset Allocation
     2013.........   815     11.69 - 12.73    10,076         --         1.00 - 2.35     16.48 -  16.79
     2012.........   853     10.17 - 10.93     9,092       0.97         1.00 - 2.35     11.32 -  12.10
     2011.........   850      9.14 -  9.75     8,187       0.64         1.15 - 2.65     -3.76 -  -2.34
     2010......... 1,013      9.49 -  9.99    10,009       0.78         1.15 - 2.65      9.41 -  11.04
     2009.........   971      8.68 -  8.99     8,667       1.45         1.15 - 2.65     20.11 -  21.89

     AST BlackRock Global Strategies
     2013.........     2     11.03 - 11.03        19         --         1.55 - 1.55      9.16 -   9.16
     2012.........     2     10.11 - 10.11        17         --         1.55 - 1.55     10.18 -  10.18

     AST Bond Portfolio 2018
     2013.........    44     13.44 - 13.75       598         --         1.50 - 1.90     -4.58 -  -4.52
     2012.........    46     14.14 - 14.41       660       0.46         1.50 - 1.90      4.11 -   4.15
     2011.........    61     13.59 - 13.83       842       0.47         1.50 - 2.00     11.35 -  11.90
     2010.........    83     12.20 - 12.36     1,029       0.99         1.50 - 2.00      9.00 -   9.54
     2009.........    98     11.19 - 11.28     1,105       0.29         1.50 - 2.00     -7.89 -  -7.44

     AST Bond Portfolio 2019
     2013.........    23     13.28 - 13.65       313         --         1.50 - 2.00     -6.70 -  -6.24
     2012.........    23     14.23 - 14.56       335       0.87         1.50 - 2.00      3.78 -   4.29
     2011.........    23     13.71 - 13.96       323       0.86         1.50 - 2.00     13.70 -  14.26
     2010.........    37     12.06 - 12.22       454       0.72         1.50 - 2.00      9.17 -   9.71
     2009.........    33     11.05 - 11.14       366       0.52         1.50 - 2.00     -9.51 -  -9.07

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Bond Portfolio 2020
     2013........   --    $ 10.82 - 10.82    $   --        -- %        1.75 - 1.75%     -8.13 -  -8.13%
     2012........   --      11.67 - 11.90        --       2.51         1.50 - 2.00       4.26 -   4.74
     2011........    7      11.19 - 11.36        81       1.61         1.50 - 2.00      16.35 -  16.92
     2010........   62       9.62 -  9.72       601         --         1.50 - 2.00       9.65 -  10.19
     2009........   <1       8.82 -  8.82         2         --         1.50 - 1.50     -11.82 - -11.82

     AST Bond Portfolio 2021
     2013........   --         N/A -  N/A        --         --           N/A - N/A         N/A -   N/A
     2012........   25      13.57 - 13.77       337       0.63         1.50 - 2.00       4.69 -   5.21
     2011........   34      12.96 - 13.09       437       0.15         1.50 - 2.00      17.94 -  18.52
     2010........   27      10.95 - 11.04       301         --         1.50 - 2.35       9.52 -  10.44

     AST Bond Portfolio 2022
     2013........   12      11.07 - 11.07       135         --         1.85 - 1.85     -10.51 - -12.00
     2012........   44      12.37 - 12.58       558       0.03         1.50 - 2.35       3.41 -   4.28
     2011........   53      11.96 - 12.06       633         --         1.50 - 2.35      19.60 -  20.60

     AST Bond Portfolio 2023
     2013........  138       9.14 -  9.23     1,268         --         1.50 - 2.00     -12.40 - -11.53
     2012 (aq)...   18      10.43 - 10.43       192         --         1.50 - 1.50       4.33 -   4.33

     AST Bond Portfolio 2024
     2013 (a)....   27       8.70 -  8.78       239         --         1.50 - 2.35     -12.94 - -12.21

     AST Capital Growth Asset Allocation
     2013........  625      11.44 - 12.27     7,453         --         1.15 - 2.25      19.98 -  21.28
     2012........  647       9.54 - 10.12     6,390       0.91         1.15 - 2.25      12.43 -  13.15
     2011........  607       8.43 -  9.00     5,335       0.52         1.15 - 2.65      -4.95 -  -3.54
     2010........  708       8.87 -  9.33     6,496       1.03         1.15 - 2.65      10.45 -  12.08
     2009........  689       8.03 -  8.32     5,664       1.91         1.15 - 2.65      22.09 -  23.90

     AST Cohen & Steers Realty
     2013........    7      11.87 - 12.26        85         --         1.15 - 1.65       3.38 -   1.96
     2012........    6      11.70 - 12.02        74       1.82         1.15 - 1.65      14.03 -  15.22
     2011........    4      10.16 - 10.54        42       0.66         1.15 - 2.00       4.50 -   5.38
     2010........    4       9.72 - 10.00        41       1.78         1.15 - 2.00      26.17 -  27.23
     2009........    4       7.77 -  7.86        33       2.62         1.15 - 1.65      29.78 -  30.43

(a) For the period beginning January 2, 2013 and ended December 31, 2013
(aq) For the period beginning January 3, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Federated Aggressive Growth
     2013........    2    $ 13.37 - 13.94    $   25        -- %        1.00 - 1.65%     38.52 -  39.42%
     2012........    2       9.65 - 10.00        20         --         1.00 - 1.65      18.12 -  19.67
     2011........    2       8.17 -  8.35        17       0.43         1.15 - 1.65     -14.52 - -14.10
     2010........    1       9.56 -  9.73        13       0.05         1.15 - 1.65      30.39 -  31.04
     2009........    1       7.33 -  7.42        11       0.24         1.15 - 1.65      30.50 -  31.15

     AST FI Pyramis(R) Asset Allocation
     2013........   25      11.91 - 12.91       318         --         1.15 - 2.60      16.20 -  17.87
     2012........   20      10.25 - 10.96       221       0.56         1.15 - 2.60      10.75 -  12.34
     2011........   18       9.26 -  9.75       175       0.21         1.15 - 2.60      -4.94 -  -3.58
     2010........   23       9.74 - 10.11       234       0.35         1.15 - 2.60      10.45 -  12.03
     2009........   24       8.82 -  9.03       218       0.48         1.15 - 2.60      18.15 -  19.85

     AST First Trust Balanced Target
     2013........  219      10.33 - 11.32     2,402         --         1.15 - 2.60      11.85 -  13.45
     2012........  263       9.24 -  9.98     2,555       2.14         1.15 - 2.60       7.82 -   9.37
     2011........  266       8.57 -  9.12     2,381       1.69         1.15 - 2.60      -4.00 -  -2.62
     2010........  345       8.92 -  9.37     3,181       1.45         1.15 - 2.60      11.46 -  13.06
     2009........  327       8.01 -  8.29     2,680       3.70         1.15 - 2.60      20.71 -  22.44

     AST Franklin Templeton Founding Funds Allocation
     2013........  253      13.03 - 13.27     3,337         --         1.15 - 2.25      21.77 -  23.05
     2012 (ar)...  278      10.71 - 10.79     2,991         --         1.15 - 2.25       7.08 -   7.86

     AST Global Real Estate
     2013........   <1      11.49 - 11.81         3         --         1.15 - 1.65       2.65 -   3.16
     2012........   <1      11.20 - 11.45         3       1.76         1.15 - 1.65      24.74 -  25.36
     2011........   <1       8.98 -  9.13         2       2.05         1.15 - 1.65      -6.58 -  -6.12
     2010........   <1       9.61 -  9.73         3       1.12         1.15 - 1.65      18.25 -  18.83
     2009........   <1       8.18 -  8.18         2       3.99         1.15 - 1.15      33.56 -  33.56

     AST Goldman Sachs Concentrated Growth
     2013........    4      13.99 - 14.31        55         --         1.15 - 1.50      27.82 -  28.26
     2012........    4      10.95 - 11.15        49       0.31         1.15 - 1.50      17.99 -  18.40
     2011........    6       9.28 -  9.42        53       0.20         1.15 - 1.50      -5.38 -  -5.05
     2010........    5       9.81 -  9.92        51       0.08         1.15 - 1.50       8.66 -   9.03
     2009........    5       9.02 -  9.10        45         --         1.15 - 1.50      47.19 -  47.70

     AST Goldman Sachs Large-Cap Value
     2013........    1      11.25 - 11.51        11         --         1.15 - 1.50      31.57 -  32.02
     2012........    1       8.55 -  8.72         8       0.44         1.15 - 1.50      17.89 -  18.30
     2011........    2       7.26 -  7.37        16       0.99         1.15 - 1.50      -6.92 -  -6.59
     2010........    2       7.80 -  7.89        17       1.52         1.15 - 1.50      11.22 -  11.60
     2009........    2       7.01 -  7.07        15       1.93         1.15 - 1.50      17.43 -  17.83

(ar) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Goldman Sachs Mid-Cap Growth
     2013...    3    $ 15.81 - 16.68     $ 55         -- %        1.15 - 2.00%     29.60 -  30.69%
     2012...    3      12.20 - 12.76       42          --         1.15 - 2.00      17.26 -  18.25
     2011...    4      10.40 - 10.79       48          --         1.15 - 2.00      -4.88 -  -4.08
     2010...    4      10.93 - 11.25       50          --         1.15 - 2.00      17.47 -  18.46
     2009...    6       9.31 -  9.50       57          --         1.15 - 2.00      54.01 -  55.31

     AST Goldman Sachs Multi-Asset (b)
     2013...   49      11.40 - 11.96      574          --         1.15 - 2.00       7.66 -   8.57
     2012...   50      10.59 - 11.01      543        0.62         1.15 - 2.00       7.96 -   8.88
     2011...   47       9.81 - 10.12      469        0.49         1.15 - 2.00      -2.46 -  -1.64
     2010...   55      10.06 - 10.28      557        0.42         1.15 - 2.00       9.41 -  10.33
     2009...   53       9.19 -  9.32      492        0.25         1.15 - 2.00      20.96 -  21.98

     AST Goldman Sachs Small-Cap Value
     2013...   <1      18.41 - 18.92        8          --         1.15 - 1.65      36.56 -  37.23
     2012...   <1      13.49 - 13.79        6        0.58         1.15 - 1.65      13.81 -  14.37
     2011...   <1      11.85 - 12.05        5        1.22         1.15 - 1.65      -0.34 -   0.15
     2010...   <1      11.89 - 12.03        5        2.09         1.15 - 1.65      24.71 -  25.32
     2009...   <1       9.60 -  9.60        3        1.27         1.15 - 1.15      25.40 -  25.40

     AST Herndon Large-Cap Value (c)
     2013...    2      11.27 - 11.63       25          --         1.15 - 1.65      32.44 -  33.10
     2012...    3       8.51 -  8.74       22        1.04         1.15 - 1.65      11.56 -  12.11
     2011...    2       7.63 -  7.80       15        0.72         1.15 - 1.65      -2.11 -  -1.62
     2010...    2       7.79 -  7.92       17        1.47         1.15 - 1.65      10.61 -  11.16
     2009...    2       7.04 -  7.13       17        0.89         1.15 - 1.65      16.34 -  16.91

     AST High Yield
     2013...    6      13.89 - 14.34       89          --         1.00 - 1.50       5.88 -   6.12
     2012...    6      13.16 - 13.52       85        6.69         1.00 - 1.50      12.43 -  13.49
     2011...    3      11.70 - 11.91       33        3.49         1.15 - 1.55       1.60 -   2.00
     2010...    8      11.52 - 11.68       87        1.84         1.15 - 1.55      11.77 -  12.21
     2009...    3      10.31 - 10.41       35        6.83         1.15 - 1.55      33.48 -  34.01

     AST International Growth
     2013...    5       9.65 -  9.97       49          --         1.15 - 1.65      17.12 -  17.70
     2012...    6       8.24 -  8.47       51        1.19         1.15 - 1.65      18.41 -  18.99
     2011...    7       6.96 -  7.12       47        0.63         1.15 - 1.65     -14.34 - -13.91
     2010...    7       8.13 -  8.27       55        0.30         1.15 - 1.65      12.64 -  13.19
     2009...   10       7.21 -  7.30       75        1.84         1.15 - 1.65      33.09 -  33.75

(b) Previously known as AST Horizon Moderate Asset Allocation
(c) Previously known as AST BlackRock Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST International Value
     2013...    7    $ 9.39 -  9.70     $   65        -- %        1.15 - 1.65%     18.11 -  19.75%
     2012...    8      7.99 -  8.21         62       2.40         1.15 - 1.65      15.35 -  16.54
     2011...    9      6.86 -  7.12         64       1.39         1.15 - 2.00     -14.27 - -13.54
     2010...    9      8.00 -  8.23         77       0.77         1.15 - 2.00       8.90 -   9.82
     2009...   11      7.35 -  7.50         84       2.22         1.15 - 2.00      27.94 -  29.01
     AST Investment Grade Bond
     2013...  169     14.28 - 15.02      2,488         --         1.15 - 2.05      -5.13 -  -4.28
     2012...  307     15.06 - 15.69      4,735       0.80         1.15 - 2.05       7.20 -   8.15
     2011...  681     14.05 - 14.51      9,758       3.03         1.15 - 2.05      10.19 -  11.17
     2010...  157     12.75 - 13.05      2,030       5.54         1.15 - 2.05       8.58 -   9.55
     2009...  439     11.74 - 11.91      5,204       1.71         1.15 - 2.05       9.07 -  10.04

     AST J.P. Morgan Global Thematic
     2013...   14     12.39 - 12.81        178         --         1.15 - 1.75      14.96 -  15.07
     2012...   11     10.76 - 11.14        119       0.58         1.15 - 1.90      12.27 -  12.29
     2011...   13      9.59 -  9.92        129       0.33         1.15 - 2.10      -2.61 -  -1.70
     2010...   14      9.85 - 10.10        138       0.38         1.15 - 2.10      11.47 -  12.52
     2009...   16      8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22

     AST J.P. Morgan International Equity (d)
     2013...    5     10.00 - 10.56         53         --         1.15 - 2.00      13.10 -  14.05
     2012...    5      8.84 -  9.26         49       1.88         1.15 - 2.00      19.51 -  20.52
     2011...    6      7.40 -  7.68         45       1.27         1.15 - 2.00     -10.93 - -10.18
     2010...    6      8.31 -  8.55         50       1.26         1.15 - 2.00       5.07 -   5.95
     2009...    7      7.91 -  8.07         55       2.70         1.15 - 2.00      33.21 -  34.33

     AST J.P. Morgan Strategic Opportunities
     2013...  285     11.00 - 12.06      3,339         --         1.15 - 2.60       8.22 -   9.77
     2012...  300     10.17 - 10.98      3,218       1.67         1.15 - 2.60       7.90 -   9.46
     2011...  313      9.42 - 10.04      3,079       0.95         1.15 - 2.60      -2.31 -  -0.91
     2010...  378      9.64 - 10.13      3,766       0.42         1.15 - 2.60       4.60 -   6.10
     2009...  361      9.22 -  9.55      3,404       0.87         1.15 - 2.60      18.92 -  20.63

     AST Large-Cap Value
     2013...    1     11.08 - 11.08          8         --         1.15 - 1.15      38.27 -  38.27
     2012...   <1      8.01 -  8.01          6       0.64         1.15 - 1.15      15.55 -  15.55
     2011...   <1      6.94 -  6.94          1       1.29         1.15 - 1.15      -5.27 -  -5.27
     2010...   <1      7.32 -  7.32          1       1.97         1.15 - 1.15      11.87 -  11.87
     2009...    1      6.49 -  6.54          8       2.67         1.15 - 1.50      17.67 -  18.07

(d) Previously known as AST JPMorgan International Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Loomis Sayles Large-Cap Growth (e)
     2013...   10    $ 12.77 - 13.61    $  133        -- %        1.00 - 2.00%     33.93 - 35.26%
     2012...   10       9.54 - 10.06        98       0.36         1.00 - 2.00      10.06 - 11.88
     2011...    8       8.66 -  8.99        74       0.28         1.15 - 2.00      -2.86 - -2.04
     2010...    8       8.92 -  9.18        77       0.63         1.15 - 2.00      17.40 - 18.39
     2009...   10       7.60 -  7.75        77       0.69         1.15 - 2.00      27.21 - 28.28

     AST Lord Abbett Core Fixed Income
     2013...    4      12.75 - 13.16        58         --         1.00 - 1.50      -3.45 - -2.97
     2012...    5      13.21 - 13.57        62       1.05         1.00 - 1.50       4.36 -  5.57
     2011...    4      12.66 - 12.85        49       1.78         1.15 - 1.50       8.54 -  8.92
     2010...    4      11.66 - 11.80        51       6.21         1.15 - 1.50      11.74 - 12.12
     2009...    6      10.44 - 10.52        59       5.65         1.15 - 1.50      32.61 - 33.07

     AST MFS Global Equity
     2013...    5      14.13 - 14.59        67         --         1.00 - 1.50      25.75 - 26.37
     2012...    5      11.24 - 11.54        56       0.97         1.00 - 1.50      21.25 - 22.66
     2011...    4       9.27 -  9.41        39       0.46         1.15 - 1.50      -4.56 - -4.23
     2010...    4       9.71 -  9.83        41       0.44         1.15 - 1.50      10.39 - 10.77
     2009...    5       8.80 -  8.87        43       3.06         1.15 - 1.50      29.56 - 30.01

     AST MFS Growth
     2013...    1      14.31 - 14.31        18         --         1.15 - 1.15      35.15 - 35.15
     2012...    1      10.59 - 10.59        14         --         1.15 - 1.15      15.75 - 15.75
     2011...    2       9.15 -  9.15        14       0.34         1.15 - 1.15      -1.72 - -1.72
     2010...    2       9.31 -  9.31        16       0.12         1.15 - 1.15      11.50 - 11.50
     2009...    2       8.35 -  8.35        16       0.21         1.15 - 1.15      22.89 - 22.89

     AST Mid-Cap Value
     2013...    3      13.90 - 14.67        41         --         1.15 - 2.00      29.82 - 30.91
     2012...    3      10.71 - 11.21        31       0.62         1.15 - 2.00      16.08 - 17.06
     2011...    4       9.23 -  9.57        38       0.61         1.15 - 2.00      -5.34 - -4.55
     2010...    4       9.75 - 10.03        39       0.67         1.15 - 2.00      21.18 - 22.20
     2009...    4       8.04 -  8.21        32       1.20         1.15 - 2.00      36.16 - 37.31

     AST Money Market
     2013...   45       9.24 -  9.84       422         --         1.00 - 2.00      -1.43 - -0.99
     2012...   34       9.34 -  9.86       325       0.01         1.15 - 1.85      -2.41 - -1.14
     2011...   43       9.57 -  9.97       418       0.02         1.15 - 2.10      -2.03 - -1.12
     2010...   77       9.77 - 10.08       773       0.02         1.15 - 2.10      -2.03 - -1.11
     2009...  123       9.99 - 10.20     1,250       0.27         1.15 - 2.00      -1.72 - -0.90

(e) Previously known as AST Marsico Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Neuberger Berman / LSV Mid-Cap Value
     2013........    2    $ 14.78 - 15.25     $ 26         -- %        1.15 - 1.65%     39.70 -  40.39%
     2012........    2      10.58 - 10.87       25        0.94         1.15 - 1.65      15.22 -  15.79
     2011........    4       9.18 -  9.38       34        0.87         1.15 - 1.65      -4.07 -  -3.59
     2010........    4       9.57 -  9.73       38        1.14         1.15 - 1.65      21.43 -  22.03
     2009........    4       7.88 -  7.98       34        2.10         1.15 - 1.65      38.36 -  39.04

     AST Neuberger Berman Mid-Cap Growth
     2013........    4      13.69 - 14.27       52          --         1.00 - 1.65      30.46 -  31.30
     2012........    4      10.49 - 10.87       41          --         1.00 - 1.65      10.55 -  12.00
     2011........    3       9.49 -  9.70       32          --         1.15 - 1.65       0.04 -   0.53
     2010........    3       9.49 -  9.65       33          --         1.15 - 1.65      26.59 -  27.21
     2009........    4       7.50 -  7.59       32          --         1.15 - 1.65      27.68 -  28.31

     AST New Discovery Asset Allocation
     2013........   <1      12.11 - 12.11        3          --         1.50 - 1.50      17.16 -  17.16
     2012 (as)...    1      10.34 - 10.34        6        2.32         1.50 - 1.50       3.37 -   3.37

     AST Parametric Emerging Markets Equity
     2013........    2       9.85 - 10.12       16          --         1.15 - 1.65      -1.41 -  -0.92
     2012........    2       9.99 - 10.22       17        1.57         1.15 - 1.65      16.01 -  16.59
     2011........    2       8.62 -  8.76       21        0.88         1.15 - 1.65     -21.57 - -21.18
     2010........    3      10.93 - 11.12       37        0.47         1.15 - 1.85      20.05 -  20.88
     2009........    3       9.15 -  9.20       28        1.00         1.15 - 1.50      64.05 -  64.62

     AST PIMCO Limited Maturity Bond
     2013........    9      11.37 - 11.85      103          --         1.00 - 1.65      -3.76 -  -3.14
     2012........   10      11.82 - 12.24      116        1.12         1.00 - 1.65       2.99 -   4.34
     2011........    9      11.47 - 11.73      108        0.91         1.15 - 1.65       0.59 -   1.09
     2010........   10      11.41 - 11.60      114        2.35         1.15 - 1.65       2.21 -   2.72
     2009........   14      11.16 - 11.29      160        4.81         1.15 - 1.65       8.44 -   8.97

     AST PIMCO Total Return Bond
     2013........    9      13.06 - 13.61      114          --         1.00 - 1.65      -2.81 -  -1.61
     2012........   33      13.27 - 14.00      440        2.47         1.00 - 2.00       7.17 -   8.95
     2011........   33      12.38 - 12.85      411        1.75         1.15 - 2.00       1.16 -   2.00
     2010........   33      12.24 - 12.60      408        1.58         1.15 - 2.00       5.60 -   6.49
     2009........   35      11.59 - 11.83      412        2.67         1.15 - 2.00      14.24 -  15.20

(as) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Preservation Asset Allocation
     2013...   684   $ 11.66 - 12.78   $ 8,487        -- %        1.15 - 2.60%     6.44 -   7.97%
     2012...   752     10.95 - 11.83     8,681       1.14         1.15 - 2.60      7.57 -   9.12
     2011...   768     10.18 - 10.84     8,176       0.90         1.15 - 2.60     -1.56 -  -0.15
     2010...   779     10.34 - 10.86     8,337       1.37         1.15 - 2.60      7.77 -   9.31
     2009...   895      9.60 -  9.94     8,805       1.46         1.15 - 2.60     16.99 -  18.67

     AST Prudential Growth Allocation (f)
     2013...   878      9.94 - 10.89     9,291         --         1.15 - 2.60     14.06 -  15.69
     2012... 1,112      8.71 -  9.41    10,160       1.72         1.15 - 2.60     10.05 -  11.63
     2011... 1,133      7.92 -  8.43     9,291       1.21         1.15 - 2.60     -8.59 -  -7.28
     2010... 1,669      8.66 -  9.10    14,890       1.99         1.15 - 2.60     16.00 -  17.66
     2009... 1,369      7.47 -  7.73    10,439       2.21         1.15 - 2.60     22.78 -  24.54

     AST QMA US Equity Alpha
     2013...     4     12.28 - 12.88        47         --         1.00 - 1.75     30.15 -  31.12
     2012...     5      9.43 -  9.82        47       0.73         1.00 - 1.75     16.76 -  18.41
     2011...     3      8.08 -  8.29        29       0.68         1.15 - 1.75      1.68 -   2.28
     2010...     4      7.95 -  8.11        29       0.61         1.15 - 1.75     13.07 -  13.74
     2009...     4      7.03 -  7.13        29       2.91         1.15 - 1.75     19.72 -  20.43

     AST RCM World Trends (av)
     2013...   136     10.77 - 11.71     1,550         --         1.15 - 2.65      9.53 -  11.16
     2012...   169      9.83 - 10.53     1,741       0.61         1.15 - 2.65      7.43 -   9.02
     2011...   170      9.15 -  9.66     1,613       0.39         1.15 - 2.65     -4.35 -  -2.93
     2010...   185      9.57 -  9.95     1,823       0.54         1.15 - 2.65      9.03 -  10.64
     2009...   185      8.77 -  8.99     1,650       0.39         1.15 - 2.65     20.20 -  21.98

     AST Schroders Global Tactical
     2013...    43     11.89 - 12.30       520         --         1.15 - 1.75     14.97 -  16.72
     2012...    38     10.37 - 10.54       402       0.63         1.15 - 1.50     14.39 -  14.58
     2011...    28      9.06 -  9.19       255       0.26         1.15 - 1.55     -3.88 -  -3.50
     2010...    33      9.43 -  9.53       317       0.39         1.15 - 1.55     12.60 -  13.04
     2009...    22      8.37 -  8.43       181       0.70         1.15 - 1.55     24.91 -  25.41

     AST Schroders Multi-Asset World Strategies
     2013...    61     10.87 - 11.91       704         --         1.15 - 2.60     11.50 -  13.10
     2012...    80      9.75 - 10.53       821       2.64         1.15 - 2.60      8.31 -   9.87
     2011...    66      9.00 -  9.58       623       1.97         1.15 - 2.60     -5.83 -  -4.48
     2010...    82      9.56 - 10.03       813       0.66         1.15 - 2.60      8.98 -  10.54
     2009...    89      8.77 -  9.08       797       1.87         1.15 - 2.60     24.18 -  25.96

(f) Previously known as AST First Trust Capital Appreciation Target
(av) Previously known as AST CLS Moderate Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Small-Cap Growth
     2013...   <1    $ 16.11 - 16.47    $    4        -- %        1.15 - 1.50%    33.17 -  33.63%
     2012...   <1      12.09 - 12.32         3         --         1.15 - 1.50     10.51 -  10.90
     2011...   <1      10.94 - 11.11         3         --         1.15 - 1.50     -2.44 -  -2.11
     2010...   <1      11.22 - 11.35         3       0.21         1.15 - 1.50     34.40 -  34.86
     2009...   <1       8.35 -  8.42         2       0.05         1.15 - 1.50     31.93 -  32.38

     AST Small-Cap Value
     2013...    2      14.71 - 15.19        30         --         1.15 - 1.65     35.84 -  37.72
     2012...    2      10.89 - 11.18        23       0.59         1.15 - 1.65     16.81 -  18.03
     2011...    3       9.22 -  9.57        30       0.56         1.15 - 2.00     -7.82 -   7.04
     2010...    3      10.01 - 10.30        34       0.42         1.15 - 2.00     23.52 -  24.56
     2009...    3       8.10 -  8.27        28       1.29         1.15 - 2.00     24.51 -  25.56

     AST Templeton Global Bond (g)
     2013...    5      11.73 - 12.11        56         --         1.15 - 1.65     -5.32 -  -4.85
     2012...    5      12.39 - 12.73        62       1.86         1.15 - 1.65      3.51 -   4.03
     2011...    8      11.97 - 12.24        95       2.63         1.15 - 1.65      2.43 -   2.94
     2010...    8      11.69 - 11.89        95       2.79         1.15 - 1.65      4.03 -   4.54
     2009...   10      11.23 - 11.37       113       6.65         1.15 - 1.65     10.29 -  10.84

     AST T. Rowe Price Asset Allocation
     2013...  513      12.08 - 13.24     6,585         --         1.15 - 2.60     13.87 -  15.50
     2012...  507      10.61 - 11.46     5,669       1.31         1.15 - 2.60     10.61 -  12.20
     2011...  524       9.59 - 10.22     5,235       1.10         1.15 - 2.60     -0.60 -   0.82
     2010...  595       9.65 - 10.13     5,927       0.97         1.15 - 2.60      8.71 -  10.27
     2009...  572       8.88 -  9.19     5,192       2.23         1.15 - 2.60     20.99 -  22.73

     AST T. Rowe Price Equity Income
     2013...    7      10.25 - 10.92        77         --         1.00 - 2.00     27.14 -  28.40
     2012...    8       8.06 -  8.50        63       0.19         1.00 - 2.00     14.94 -  16.85
     2011...    6       7.01 -  7.28        44       1.06         1.15 - 2.00     -3.57 -  -2.76
     2010...    6       7.27 -  7.48        46       1.31         1.15 - 2.00     11.02 -  11.96
     2009...    8       6.55 -  6.69        52       2.57         1.15 - 2.00     21.37 -  22.39

     AST T. Rowe Price Large-Cap Growth
     2013...    1      16.21 - 16.57        17         --         1.15 - 1.50     41.89 -  42.39
     2012...    3      11.42 - 11.64        33         --         1.15 - 1.50     15.84 -  16.24
     2011...    3       9.86 - 10.01        32         --         1.15 - 1.50     -3.15 -  -2.81
     2010...    3      10.18 - 10.30        33         --         1.15 - 1.50     14.10 -  14.49
     2009...    4       8.92 -  9.00        39         --         1.15 - 1.50     51.10 -  51.62

(g) Previously known as AST T. Rowe Price Global Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST T. Rowe Price Natural Resources
     2013.........    13   $ 9.66 -  9.97    $   126        -- %        1.15 - 1.65%     13.51 -  14.07%
     2012.........    14     8.51 -  8.74        117       0.46         1.15 - 1.65       1.93 -   2.44
     2011.........    14     8.35 -  8.53        114       0.54         1.15 - 1.65     -16.30 - -15.89
     2010.........    12     9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
     2009.........    15     8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65

     AST Wellington Management Hedged Equity
     2013.........    15    10.30 - 10.40        160         --         1.50 - 1.65      18.54 -  18.72
     2012.........    14     8.69 -  8.76        119       0.29         1.50 - 1.65       9.20 -   9.36
     2011.........    13     7.95 -  8.01        106       0.31         1.50 - 1.65      -5.02 -  -4.88
     2010.........    14     8.37 -  8.42        114       0.45         1.50 - 1.65      12.77 -  12.94
     2009.........    14     7.43 -  7.45        107       1.38         1.50 - 1.65      26.34 -  26.53

     AST Western Asset Core Plus Bond
     2013.........     1    12.09 - 12.09         13         --         1.00 - 1.00      -2.47 -  -2.47
     2012.........     1    12.39 - 12.39         13         --         1.00 - 1.00       6.78 -   6.78

Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts:
     Alliance Bernstein VPS Growth
     2013......... 1,689    11.01 - 18.17     22,404       0.03         0.70 - 2.59      30.26 -  32.79
     2012......... 2,044     8.29 - 13.95     21,048         --         0.70 - 2.59      10.63 -  12.79
     2011......... 2,394     7.35 - 12.61     22,252         --         0.70 - 2.59      -1.64 -   0.27
     2010......... 2,946     7.33 - 12.82     27,158       0.05         0.70 - 2.59      11.82 -  13.99
     2009......... 3,442     6.43 - 11.47     28,380         --         0.70 - 2.59      29.43 -  31.94

     Alliance Bernstein VPS Growth & Income
     2013......... 3,790    18.05 - 21.21     64,269       1.16         0.70 - 2.59      31.11 -  33.65
     2012......... 4,652    13.77 - 15.87     59,852       1.36         0.70 - 2.59      14.20 -  16.42
     2011......... 5,403    12.06 - 13.63     60,388       1.14         0.70 - 2.59       3.33 -   5.33
     2010......... 6,809    11.67 - 12.94     73,511         --         0.70 - 2.59       9.88 -  12.01
     2009......... 7,866    10.62 - 11.55     76,440       3.38         0.70 - 2.59      17.23 -  19.51

     Alliance Bernstein VPS International Value
     2013......... 1,176    10.08 - 11.31     12,866       5.62         1.29 - 2.59      19.55 -  21.15
     2012......... 1,567     8.43 -  9.34     14,231       1.35         1.29 - 2.59      11.23 -  12.72
     2011......... 1,896     7.58 -  8.28     15,325       3.83         1.29 - 2.59     -21.52 - -20.48
     2010......... 2,052     9.66 - 10.42     20,934       2.49         1.29 - 2.59       1.60 -   2.95
     2009......... 2,299     9.51 - 10.12     22,857       1.01         1.29 - 2.59      30.88 -  32.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts (continued):
     Alliance Bernstein VPS Large Cap Growth
     2013... 1,886   $10.61 - 17.19    $20,320        -- %        0.94 - 2.59%     31.57 -  33.45%
     2012... 2,204     8.07 - 12.88     17,489       0.03         0.70 - 2.59      13.67 -  15.89
     2011... 2,470     6.96 - 11.33     17,081       0.09         0.70 - 2.59      -6.24 -  -4.42
     2010... 2,884     7.28 - 12.09     20,929       0.26         0.70 - 2.59       6.99 -   9.07
     2009... 3,398     6.68 - 11.30     22,723         --         0.70 - 2.59      33.56 -  36.15

     Alliance Bernstein VPS Small/Mid Cap Value
     2013...   647    26.47 - 30.49     18,939       0.42         1.29 - 2.59      34.07 -  35.86
     2012...   834    19.74 - 22.44     18,040       0.29         1.29 - 2.59      15.39 -  16.94
     2011... 1,022    17.11 - 19.19     18,974       0.27         1.29 - 2.59     -10.98 -  -9.80
     2010... 1,263    19.22 - 21.28     26,112       0.27         1.29 - 2.59      23.31 -  24.96
     2009... 1,511    15.59 - 17.03     25,089       0.79         1.29 - 2.59      38.96 -  40.82

     Alliance Bernstein VPS Value
     2013...    84    12.10 - 13.57      1,089       1.89         1.29 - 2.59      32.96 -  34.73
     2012...   139     9.10 - 10.08      1,352       1.78         1.29 - 2.59      12.54 -  14.05
     2011...   167     8.09 -  8.83      1,442       1.17         1.29 - 2.59      -6.26 -  -5.02
     2010...   231     8.63 -  9.30      2,098       1.78         1.29 - 2.59       8.54 -   9.98
     2009...   272     7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48

Investments in the
  American Century Variable Portfolios, Inc.
   Sub-Accounts:
     American Century VP Balanced
     2013...     1    20.48 - 20.48         12       1.63         1.45 - 1.45      15.74 -  15.74
     2012...     1    17.70 - 17.70         11       2.14         1.45 - 1.45      10.19 -  10.19
     2011...     1    16.06 - 16.06         10       1.95         1.45 - 1.45       3.82 -   3.82
     2010...     1    15.47 - 15.47         11       1.30         1.45 - 1.45      10.03 -  10.03
     2009...     1    14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82

     American Century VP International
     2013...    --    18.95 - 18.95          6       1.65         1.45 - 1.45      20.65 -  20.65
     2012...    <1    15.71 - 15.71          5       0.83         1.45 - 1.45      19.41 -  19.41
     2011...    <1    13.16 - 13.16          4       1.44         1.45 - 1.45     -13.31 - -13.31
     2010...    <1    15.18 - 15.18          5       4.08         1.45 - 1.45      11.66 -  11.66

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund
     2013........    1    $  14.48 -14.97    $   20       1.25%        1.15 - 1.37%    32.52 -  32.81%
     2012........    1      10.59 - 11.27        15       0.82         1.15 - 1.59     10.20 -  10.69
     2011........    1       9.61 - 10.18        14       1.02         1.15 - 1.59     -0.69 -  -0.25
     2010........    2       8.39 - 10.21        18       0.65         1.15 - 1.60     12.98 -  13.50
     2009........    3       5.71 -  8.99        25       0.91         1.15 - 1.65     31.57 -  32.23

Investments in the
  Dreyfus Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index Fund
     2013........   33      14.36 - 17.52       555       1.84          1.15 -1.85     29.59 -  30.52
     2012........   35      11.08 - 13.43       451       2.07         1.15 - 1.85     13.59 -  14.41
     2011........   39       9.76 - 11.74       442       1.88         1.15 - 1.85     -0.00 -   0.72
     2010........   42       9.76 - 11.65       472       1.80         1.15 - 1.85     12.72 -  13.53
     2009........   53       8.66 - 10.26       527       1.91         1.15 - 1.85     24.00 -  24.89

Investments in the
  Dreyfus Variable Investment Fund
   Sub-Accounts:
     VIF Growth & Income
     2013........    5      15.57 - 17.91        90       0.90         1.15 - 2.00     34.05 -  35.22
     2012........    6      11.61 - 13.25        75       1.37         1.15 - 2.00     15.71 -  16.72
     2011........    8      10.04 - 11.35        88       1.26         1.15 - 2.00     -4.73 -  -3.90
     2010........   11      10.53 - 11.81       126       1.13         1.15 - 2.00     16.24 -  17.25
     2009........   13       9.06 - 10.07       122       1.23         1.15 - 2.00     26.21 -  27.31

     VIF Money Market
     2013........   40       9.60 - 11.63       425         --         1.15 - 1.85     -1.85 -  -1.14
     2012........   47       9.78 - 11.76       506         --         1.15 - 1.85     -1.85 -  -1.15
     2011........   53       9.97 - 11.90       577       0.01         1.15 - 1.85     -1.84 -  -1.13
     2010........   65      10.16 - 12.04       703       0.01         1.15 - 1.85     -1.84 -  -1.13
     2009........   97      10.35 - 12.18     1,064       0.17         1.15 - 1.85     -1.72 -  -1.02

Investments in the
  DWS Investments Variable Series I
   Sub-Accounts:
     DWS Bond VIP A
     2013........   20      14.79 - 15.01       299       3.38         0.70 - 0.80     -3.81 -  -3.71
     2012........   23      15.37 - 15.59       365       4.45         0.70 - 0.80      6.91 -   7.02
     2011........   20      14.38 - 14.57       296       8.30         0.70 - 0.80      4.84 -   4.95
     2010........   38      13.72 - 13.88       526       4.42         0.70 - 0.80      5.94 -   6.04
     2009........   40      12.95 - 13.09       524       8.01         0.70 - 0.80      9.19 -   9.30

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Investments Variable Series I
   Sub-Accounts (continued):
     DWS Capital Growth VIP A
     2013.........   61    $ 17.85 - 18.12    $1,106       1.19%        0.70 - 0.80%     33.57 -  33.70%
     2012.........   69      13.36 - 13.55       928       0.88         0.70 - 0.80      15.12 -  15.24
     2011.........   82      11.61 - 11.76       967       0.77         0.70 - 0.80      -5.23 -  -5.14
     2010.........   95      12.25 - 12.40     1,169       0.90         0.70 - 0.80      15.77 -  15.89
     2009.........  119      10.58 - 10.70     1,268       1.26         0.70 - 0.80      25.85 -  25.98

     DWS Core Equity VIP A
     2013.........   37      16.17 - 16.42       611       1.25         0.70 - 0.80      36.23 -  36.37
     2012.........   32      11.87 - 12.04       382       1.23         0.70 - 0.80      14.89 -  15.00
     2011.........   39      10.33 - 10.47       405       1.17         0.70 - 0.80      -0.94 -  -0.84
     2010.........   40      10.43 - 10.56       419       1.66         0.70 - 0.80      13.48 -  13.60
     2009.........   51       9.19 -  9.30       472       2.02         0.70 - 0.80      33.07 -  33.21

     DWS Global Small Cap Growth VIP A
     2013.........   33      35.17 - 35.71     1,176       0.63         0.70 - 0.80      34.85 -  34.99
     2012.........   38      26.08 - 26.45     1,001       0.67         0.70 - 0.80      14.45 -  14.56
     2011.........   46      22.79 - 23.09     1,054       1.62         0.70 - 0.80     -10.62 - -10.53
     2010.........   42      25.49 - 25.81     1,091       0.43         0.70 - 0.80      25.63 -  25.75
     2009.........   54      20.29 - 20.52     1,100       1.61         0.70 - 0.80      47.02 -  47.17

     DWS International VIP A
     2013.........   22      13.31 - 13.52       290       4.65         0.70 - 0.80      19.27 -  19.39
     2012.........   29      11.16 - 11.32       324       2.13         0.70 - 0.80      19.68 -  19.80
     2011.........   31       9.33 -  9.45       289       1.84         0.70 - 0.80     -17.34 - -17.25
     2010.........   34      11.28 - 11.42       385       2.31         0.70 - 0.80       0.81 -   0.91
     2009.........   46      11.19 - 11.32       524       4.25         0.70 - 0.80      32.45 -  32.58

Investments in the
  DWS Investments Variable Series II
   Sub-Accounts:
     DWS Global Income Builder VIP A II
     2013.........   87      14.93 - 15.07     1,310       2.13         0.70 - 0.80      15.69 -  15.81
     2012.........   97      12.91 - 13.01     1,263       1.55         0.70 - 0.80      12.07 -  12.19
     2011.........  102      11.52 - 11.60     1,185       1.62         0.70 - 0.80      -2.21 -  -2.11
     2010.........  122      11.78 - 11.85     1,442       3.00         0.70 - 0.80      10.34 -  10.45
     2009.........  149      10.67 - 10.73     1,601       3.59         0.70 - 0.80      22.44 -  22.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Investments Variable Series II
   Sub-Accounts (continued):
     DWS Money Market VIP A II
     2013..............    16   $ 10.29 - 10.37   $   169       0.01%        0.70 - 0.80%     -0.79 - -0.69%
     2012..............    17     10.37 - 10.44       173       0.01         0.70 - 0.80      -0.79 - -0.69
     2011..............    25     10.46 - 10.51       259       0.01         0.70 - 0.80      -0.79 - -0.69
     2010..............    34     10.54 - 10.59       355       0.01         0.70 - 0.80      -0.79 - -0.69
     2009..............    56     10.62 - 10.66       596       0.45         0.70 - 0.80      -0.47 - -0.37

     DWS Small Mid Cap Growth VIP A II
     2013..............    22     17.53 - 17.69       384       0.12         0.70 - 0.80      41.64 - 41.78
     2012..............    23     12.38 - 12.47       282         --         0.70 - 0.80      13.43 - 13.55
     2011..............    30     10.91 - 10.99       324       0.52         0.70 - 0.80      -4.67 - -4.58
     2010..............    32     11.45 - 11.51       368         --         0.70 - 0.80      28.41 - 28.53
     2009..............    39      8.91 -  8.96       347         --         0.70 - 0.80      39.48 - 39.62

Investments in the
  Federated Insurance Series
   Sub-Account:
     Federated Prime Money Fund II
     2013..............   481      9.60 - 11.24     5,678         --         1.15 - 1.85      -1.85 - -1.14
     2012..............   589      9.79 - 11.37     7,077         --         1.15 - 1.85      -1.86 - -1.15
     2011..............   727      9.97 - 11.50     8,816         --         1.15 - 1.85      -1.84 - -1.14
     2010..............   917     10.16 - 11.64    11,242         --         1.15 - 1.85      -1.85 - -1.14
     2009.............. 1,287     10.35 - 11.77    15,995       0.41         1.15 - 1.85      -1.41 - -0.70

Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts:
     VIP Contrafund
     2013..............   238     21.07 - 28.13     5,318       1.05         1.15 - 1.65      29.14 - 29.79
     2012..............   263     14.25 - 21.67     4,535       1.29         1.15 - 1.65       0.03 - 15.08
     2011..............   322     14.25 - 18.83     4,845       0.92         1.15 - 1.65      -3.64 -  9.76
     2010..............   417     14.86 - 19.54     6,552       1.11         1.15 - 1.65      15.30 - 15.88
     2009..............   526     12.89 - 16.86     7,153       1.28         1.15 - 1.65      33.49 - 34.16

     VIP Equity-Income
     2013..............    44     16.27 - 19.67       813       2.40         1.15 - 1.65      26.05 - 26.68
     2012..............    54     12.90 - 15.53       784       2.81         1.15 - 1.65      15.38 - 15.96
     2011..............    73     11.18 - 13.39       920       2.38         1.15 - 1.65      -0.68 - -0.18
     2010..............    86     11.26 - 13.42     1,087       1.64         1.15 - 1.65      13.27 - 13.83
     2009..............   109      9.94 - 11.79     1,225       2.22         1.15 - 1.65      28.08 - 28.72

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
     VIP Growth
     2013............  261    $13.10 - 17.26     $3,578       0.28%        1.15 - 1.65%     34.11 -  34.78%
     2012............  281      9.77 - 12.81      2,865       0.60         1.15 - 1.65      12.81 -  13.37
     2011............  321      8.66 - 11.30      2,909       0.35         1.15 - 1.65      -0.94 -  27.74
     2010............  384      8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
     2009............  460      7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82

     VIP High Income
     2013............   43     15.51 - 17.04        674       5.29         1.15 - 1.65       4.21 -   4.74
     2012............   54     14.88 - 16.27        809       5.02         1.15 - 1.65      12.35 -  12.92
     2011............   77     13.24 - 14.41      1,015       6.20         1.15 - 1.65       2.33 -   2.84
     2010............   98     12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
     2009............  115     11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31

     VIP Index 500
     2013............  309     14.03 - 14.31      4,399       1.85         1.15 - 1.65      30.08 -  30.73
     2012............  350     10.73 - 11.00      3,821       2.01         1.15 - 1.65      14.01 -  14.59
     2011............  421      9.36 -  9.65      4,029       1.77         1.15 - 1.65       0.87 -  13.09
     2010............  536      9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
     2009............  622      8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16

     VIP Investment Grade Bond
     2013............   64     18.01 - 18.53      1,186       2.26         1.25 - 1.45      -3.19 -  -3.00
     2012............   71     18.60 - 19.10      1,354       2.18         1.25 - 1.45       4.58 -   6.99
     2011............   83     17.38 - 18.27      1,515       2.74         1.25 - 1.65       5.58 -   6.00
     2010............  121     16.46 - 17.23      2,071       3.33         1.25 - 1.65       6.04 -   6.47
     2009............  147     15.53 - 16.19      2,376       8.84         1.25 - 1.65      13.83 -  14.29

     VIP Overseas
     2013............   80     12.78 - 14.78      1,155       1.30         1.15 - 1.65      28.30 -  28.95
     2012............   84      9.67 -  9.91        946       1.90         1.15 - 1.65      18.76 -  19.36
     2011............   99      8.15 -  8.30        935       1.29         1.15 - 1.65     -18.52 - -18.11
     2010............  128     10.14 - 11.91      1,479       1.30         1.15 - 1.65      11.82 -  32.53
     2009............  143      8.98 -  9.07      1,486       1.93         1.15 - 1.65      24.46 -  25.08

Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts:
     VIP Asset Manager Growth (Service Class 2)
     2013............    1     14.49 - 14.49         13       0.24         1.60 - 1.60      20.14 -  20.14
     2012............    5     12.06 - 12.43         56       1.17         1.35 - 1.60      13.27 -  13.56
     2011............    5     10.65 - 10.94         49       1.02         1.35 - 1.60      -7.95 -  -7.72
     2010............    8     11.57 - 11.86         95       0.77         1.35 - 1.60      14.17 -  14.46
     2009............    9     10.14 - 10.36         88       1.57         1.35 - 1.60      30.29 -  30.62

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                          ACCUMULATION                                     EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Contrafund (Service Class 2)
     2013..... 3,152     $14.79 - 16.80      $50,943        0.76%        1.29 - 2.59%    27.56 -  29.26%
     2012..... 4,188      11.44 - 13.17       52,723        1.06         1.29 - 2.59     13.13 -  14.64
     2011..... 5,398       9.98 - 11.64       58,993        0.72         1.29 - 2.59     -4.04 -  19.05
     2010..... 6,781      10.40 - 12.29       77,662        0.94         1.29 - 2.59     13.90 -  15.42
     2009..... 7,788       9.01 - 10.79       77,547        1.12         1.29 - 2.59     31.96 -  33.72

     VIP Equity-Income (Service Class 2)
     2013.....    41      15.72 - 16.47          640        2.11         1.35 - 2.00     25.27 -  26.10
     2012.....    54      12.47 - 13.15          662        2.79         1.35 - 2.00     14.71 -  15.47
     2011.....    65      10.80 - 11.46          691        2.08         1.35 - 2.00     -1.35 -  -0.70
     2010.....    84      10.87 - 11.62          908        1.42         1.35 - 2.00     12.62 -  13.37
     2009.....   106       9.59 - 10.32        1,018        1.75         1.35 - 2.00     27.29 -  28.13

     VIP Freedom 2010 Portfolio (Service Class 2)
     2013.....   438      12.36 - 13.63        5,815        1.20         1.29 - 2.54     10.32 -  11.74
     2012.....   659      11.20 - 12.19        7,849        1.60         1.29 - 2.54      8.74 -  10.14
     2011.....   804      10.30 - 11.07        8,729        1.84         1.29 - 2.54     -2.95 -  -1.71
     2010.....   834      10.61 - 11.26        9,258        1.83         1.29 - 2.54      9.69 -  11.09
     2009.....   969       9.67 - 10.14        9,706        3.65         1.29 - 2.54     20.81 -  22.36

     VIP Freedom 2020 Portfolio (Service Class 2)
     2013.....   397      12.45 - 13.46        5,203        1.42         1.29 - 2.29     12.99 -  14.14
     2012.....   499      11.02 - 11.79        5,753        1.70         1.29 - 2.29     10.48 -  11.61
     2011.....   595       9.97 - 10.57        6,166        1.86         1.29 - 2.29     -3.50 -  -2.51
     2010.....   671      10.33 - 10.84        7,168        1.83         1.29 - 2.29     11.71 -  12.85
     2009.....   775       9.25 -  9.60        7,366        3.23         1.29 - 2.29     25.60 -  26.89

     VIP Freedom 2030 Portfolio (Service Class 2)
     2013.....   197      13.01 - 13.63        2,623        1.45         1.29 - 1.89     19.11 -  19.84
     2012.....   219      10.92 - 11.37        2,448        1.98         1.29 - 1.89     13.00 -  13.69
     2011.....   220       9.66 - 10.00        2,169        1.47         1.29 - 1.89     -4.66 -  -4.08
     2010.....   346      10.14 - 10.43        3,560        1.84         1.29 - 1.89     13.70 -  14.40
     2009.....   318       8.85 -  9.12        2,867        2.12         1.29 - 2.09     28.44 -  29.49

     VIP Freedom Income Portfolio (Service Class 2)
     2013.....   152      11.64 - 12.48        1,856        1.09         1.29 - 2.19      2.90 -   3.85
     2012.....   207      11.31 - 12.02        2,445        1.06         1.29 - 2.19      4.53 -   4.88
     2011.....   281      10.82 - 11.46        3,164        1.61         1.29 - 2.29     -0.93 -   0.08
     2010.....   285      10.92 - 11.45        3,213        1.52         1.29 - 2.29      4.80 -   5.87
     2009.....   345      10.42 - 10.82        3,692        3.70         1.29 - 2.29     12.01 -  13.16

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Growth (Service Class 2)
     2013...    11   $12.19 - 13.00    $   145       0.05%        1.35 - 1.85%    33.49 -  34.17%
     2012...    12     9.13 -  9.69        117       0.35         1.35 - 1.85     12.28 -  12.85
     2011...    14     8.13 -  8.58        120       0.10         1.35 - 1.85     -1.88 -  -1.38
     2010...    27     8.29 -  8.70        235       0.03         1.35 - 1.85     21.57 -  22.19
     2009...    35     6.82 -  7.12        250       0.15         1.35 - 1.85     25.60 -  26.24

     VIP Growth & Income (Service Class 2)
     2013...   761    15.22 - 17.07     12,624       1.61         1.29 - 2.59     29.80 -  31.53
     2012...   906    11.72 - 12.98     11,479       2.01         1.29 - 2.59     15.18 -  16.72
     2011... 1,028    10.18 - 11.12     11,194       1.76         1.29 - 2.59     -1.26 -   0.05
     2010...   903    10.31 - 11.11      9,825       0.45         1.29 - 2.59     11.58 -  13.07
     2009... 1,061     9.24 -  9.83     10,243       0.84         1.29 - 2.59     23.73 -  25.38

     VIP Growth Stock (Service Class 2)
     2013...    95    15.22 - 16.65      1,546       0.31         1.29 - 2.44     29.99 -  32.88
     2012...    92    11.71 - 12.53      1,128       0.58         1.29 - 2.29     15.46 -  16.65
     2011...   125    10.14 - 10.74      1,315         --         1.29 - 2.29     -1.85 -  -0.84
     2010...   233    10.33 - 10.83      2,481         --         1.29 - 2.29     17.03 -  18.22
     2009...   176     8.83 -  9.16      1,594       0.05         1.29 - 2.29     41.12 -  42.56

     VIP High Income (Service Class 2)
     2013...   307    14.84 - 16.43      4,993       5.35         1.29 - 2.44      3.12 -   4.33
     2012...   365    14.39 - 15.75      5,701       5.34         1.29 - 2.44     11.18 -  12.50
     2011...   466    12.95 - 14.00      6,476       6.41         1.29 - 2.44      1.19 -   2.38
     2010...   561    12.79 - 13.67      7,633       7.13         1.29 - 2.44     10.90 -  12.21
     2009...   669    11.54 - 12.19      8,136       7.88         1.29 - 2.44     39.97 -  41.61

     VIP Index 500 (Service Class 2)
     2013...   644    13.46 - 14.73      9,263       1.82         1.29 - 2.44     28.69 -  30.21
     2012...   598    10.46 - 11.31      6,649       1.86         1.29 - 2.44     12.80 -  14.14
     2011...   684     9.27 -  9.91      6,687       1.70         1.29 - 2.44     -0.69 -   0.47
     2010...   757     9.34 -  9.86      7,385       1.58         1.29 - 2.44     11.93 -  13.25
     2009...   873     8.34 -  8.71      7,544       2.27         1.29 - 2.44     23.22 -  24.67

     VIP Investment Grade Bond (Service Class 2)
     2013...    <1    14.64 - 14.64          2       2.40         1.50 - 1.50     -3.54 -  -3.54
     2012...    <1    15.18 - 15.18          2       2.19         1.50 - 1.50      4.02 -   4.02
     2011...    <1    14.59 - 14.59          1       3.10         1.50 - 1.50      5.43 -   5.43
     2010...    <1    13.84 - 13.84          1       3.47         1.50 - 1.50      5.93 -   5.93
     2009...    <1    13.06 - 13.06          1       9.98         1.50 - 1.50     13.74 -  13.74

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Mid Cap (Service Class 2)
     2013.........   869   $15.70 - 19.29    $15,307       0.26%        1.29 - 2.44%     34.12 -  34.13%
     2012......... 1,098    11.70 - 14.38     14,508       0.37         1.29 - 2.59      11.59 -  13.08
     2011......... 1,353    10.35 - 12.89     15,901       0.02         1.29 - 2.59     -12.00 -  16.59
     2010......... 1,728    11.76 - 14.84     23,239       0.12         1.29 - 2.59      25.25 -  26.91
     2009......... 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95

     VIP Money Market (Service Class 2)
     2013.........   961     9.16 -  9.52      9,439       0.01         1.25 - 2.59      -2.58 -  -1.23
     2012......... 1,363     9.40 -  9.64     13,578       0.01         1.25 - 2.59      -2.59 -  -1.24
     2011......... 1,590     9.65 -  9.76     16,085       0.01         1.25 - 2.59      -2.57 -  -1.23
     2010......... 1,777     9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
     2009......... 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04

     VIP Overseas (Service Class 2)
     2013.........     3    13.98 - 14.91         41       1.10         1.35 - 1.85      27.76 -  28.41
     2012.........     3    10.95 - 11.61         33       1.65         1.35 - 1.85      18.15 -  18.75
     2011.........     3     9.26 -  9.78         32       1.02         1.35 - 1.85     -18.87 - -18.45
     2010.........     4    11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
     2009.........     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52

Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Franklin Flex Cap Growth Securities
     2013.........   140    15.71 - 17.32      2,339         --         1.29 - 2.39      35.71 -  36.33
     2012.........   211    11.53 - 12.76      2,621         --         1.29 - 2.59       6.43 -   7.85
     2011.........   277    10.83 - 11.83      3,204         --         1.29 - 2.59      -7.26 -  -6.03
     2010.........   344    11.68 - 12.59      4,240         --         1.29 - 2.59      13.19 -  14.70
     2009.........   397    10.32 - 10.98      4,282         --         1.29 - 2.59      29.53 -  31.25

     Franklin Growth and Income Securities
     2013......... 1,486    18.54 - 21.73     31,193       2.61         1.29 - 2.69      26.12 -  27.93
     2012......... 1,922    14.70 - 16.99     31,623       2.92         1.29 - 2.69       9.21 -  10.78
     2011......... 2,360    13.46 - 15.33     35,184       3.65         1.29 - 2.69      -0.34 -   1.09
     2010......... 3,006    13.51 - 15.17     44,508       3.52         1.29 - 2.69      13.54 -  15.17
     2009......... 3,531    11.89 - 13.17     45,548       4.62         1.29 - 2.69      23.15 -  24.92

     Franklin High Income Securities
     2013.........   595    15.71 - 17.89     10,280       7.20         1.28 - 2.59       5.04 -   6.46
     2012.........   692    14.95 - 16.80     11,252       7.10         1.28 - 2.59      12.56 -  14.09
     2011.........   747    13.29 - 14.73     10,675       6.20         1.28 - 2.59       1.86 -   3.23
     2010.........   893    13.04 - 14.26     12,422       6.47         1.28 - 2.59      10.33 -  11.82
     2009.........   908    11.82 - 12.76     11,343       6.81         1.28 - 2.59      39.00 -  40.88

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                          ACCUMULATION                                     EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Income Securities
     2013.....  7,996    $15.52 - 17.67      $137,214       6.35%        1.28 - 2.59%     10.99 - 12.49%
     2012.....  9,738     13.98 - 15.71       149,063       6.56         1.28 - 2.59       9.73 - 11.22
     2011..... 11,831     12.74 - 14.13       163,349       5.78         1.28 - 2.59      -0.26 -  1.08
     2010..... 14,345     12.78 - 13.97       196,462       6.57         1.28 - 2.59       9.76 - 11.24
     2009..... 16,850     11.64 - 12.56       207,946       7.91         1.28 - 2.59      32.09 - 33.87

     Franklin Large Cap Growth Securities
     2013.....  2,324     13.38 - 15.06        34,052       1.07         1.29 - 2.54      25.37 - 26.98
     2012.....  3,073     10.67 - 11.86        35,616       0.84         1.29 - 2.54       9.51 - 10.92
     2011.....  3,694      9.75 - 10.69        38,730       0.66         1.29 - 2.54      -4.00 - -2.77
     2010.....  4,420     10.19 - 10.99        47,797       0.79         1.29 - 2.49       8.81 - 10.15
     2009.....  5,184      9.36 -  9.98        51,013       1.35         1.29 - 2.49      26.50 - 28.06

     Franklin Small Cap Value Securities
     2013.....  1,109     20.16 - 29.05        33,819       1.33         1.28 - 2.69      32.58 - 34.51
     2012.....  1,414     14.99 - 21.91        32,367       0.79         1.28 - 2.69      15.20 - 16.88
     2011.....  1,731     12.82 - 19.02        34,175       0.69         1.28 - 2.69      -6.34 - -4.98
     2010.....  2,038     13.49 - 20.31        42,888       0.72         1.28 - 2.69      24.78 - 26.59
     2009.....  2,387     10.66 - 16.28        40,027       1.60         1.28 - 2.69      25.68 - 27.51

     Franklin Small Mid-Cap Growth Securities
     2013.....     45     26.43 - 32.50         1,155         --         1.15 - 2.34      34.92 - 36.58
     2012.....     78     19.59 - 23.80         1,559         --         1.15 - 2.34       8.25 -  9.58
     2011.....     89     18.09 - 21.72         1,618         --         1.15 - 2.34      -7.16 - -5.92
     2010.....    125     19.47 - 23.08         2,427         --         1.15 - 2.34      24.50 - 26.17
     2009.....    151     15.62 - 18.29         2,308         --         1.15 - 2.34      40.22 - 41.93

     Franklin U.S. Government
     2013.....  1,541     11.11 - 12.76        19,112       2.81         1.29 - 2.69      -4.87 - -3.50
     2012.....  2,156     11.68 - 13.22        27,760       2.75         1.29 - 2.69      -0.86 -  0.57
     2011.....  2,352     11.78 - 13.15        30,171       3.05         1.29 - 2.69       2.85 -  4.32
     2010.....  2,990     11.46 - 12.60        36,872       3.27         1.29 - 2.69       2.45 -  3.93
     2009.....  3,519     11.18 - 12.13        41,848       3.63         1.29 - 2.69       0.32 -  1.76

     Mutual Global Discovery Securities
     2013.....  1,099     14.12 - 15.64        17,621       2.10         1.29 - 2.59      23.89 - 25.97
     2012.....  1,257     11.40 - 12.41        16,188       2.51         1.29 - 2.54      10.47 - 11.89
     2011.....  1,644     10.32 - 11.09        19,043       2.18         1.29 - 2.54      -5.42 - -4.21
     2010.....  2,064     10.91 - 11.58        25,013       1.26         1.29 - 2.54       9.12 - 10.51
     2009.....  2,263      9.98 - 10.48        24,825       1.11         1.29 - 2.59      20.12 - 21.73

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Mutual Shares Securities
     2013......... 3,925   $ 18.64 - 27.99   $ 75,874       2.03%       1.15 - 2.69%     24.81 -  26.79%
     2012......... 5,070     14.94 - 22.07     77,900       2.02        1.15 - 2.69      11.16 -  12.93
     2011......... 6,198     13.44 - 19.54     84,958       2.24        1.15 - 2.69      -3.70 -  -2.17
     2010......... 7,794     13.95 - 19.98    109,831       1.53        1.15 - 2.69       8.21 -   9.92
     2009......... 9,119     12.90 - 18.17    117,555       1.83        1.15 - 2.69      22.66 -  24.61

     Templeton Developing Markets Securities
     2013.........   429     23.46 - 30.89     14,605       1.95        1.15 - 2.49      -3.39 -  -2.20
     2012.........   528     31.98 - 36.19     18,473       1.38        1.29 - 2.49      10.34 -  11.70
     2011.........   673     28.98 - 32.40     21,178       0.95        1.29 - 2.49     -17.95 - -16.94
     2010.........   793     35.32 - 39.01     30,100       1.55        1.29 - 2.49      14.66 -  16.07
     2009.........   910     30.81 - 33.61     29,859       4.09        1.29 - 2.49      68.30 -  70.37

     Templeton Foreign Securities
     2013......... 4,142     17.84 - 21.60     86,941       2.39        1.15 - 2.69      19.66 -  21.56
     2012......... 5,152     14.68 - 18.05     89,891       2.99        1.15 - 2.69      15.05 -  16.88
     2011......... 6,285     12.56 - 15.69     94,495       1.75        1.15 - 2.69     -13.04 - -11.65
     2010......... 7,286     14.21 - 18.04    124,837       1.81        1.15 - 2.69       5.49 -   7.17
     2009......... 8,365     13.26 - 17.10    134,982       3.25        1.15 - 2.69      33.36 -  35.48

     Templeton Global Bond Securities
     2013.........    59     23.79 - 34.63      1,667       4.56        1.15 - 2.24      -0.65 -   0.47
     2012.........    70     23.95 - 34.47      1,971       6.11        1.15 - 2.24      12.48 -  13.75
     2011.........    92     21.29 - 30.30      2,250       5.54        1.15 - 2.24      -3.11 -  -2.00
     2010.........   113     21.69 - 30.92      2,772       1.44        1.15 - 2.69      11.68 -  13.14
     2009.........   131     19.42 - 27.33      2,855      13.65        1.15 - 2.39      15.85 -  17.33

     Templeton Growth Securities
     2013.........    50     15.70 - 23.44      1,111       2.63        1.15 - 1.85      28.40 -  29.33
     2012.........    56     12.23 - 18.13        949       2.20        1.15 - 1.85      18.82 -  19.68
     2011.........    69     10.29 - 15.15        994       1.34        1.15 - 1.85      -8.69 -  -8.04
     2010.........    85     11.27 - 16.47      1,320       1.28        1.15 - 1.85       5.41 -   6.17
     2009.........   106     10.69 - 15.51      1,542       2.84        1.15 - 1.85      28.68 -  29.60

Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
     VIT Large Cap Value
     2013.........   264     13.40 - 15.04      3,836       1.14        1.29 - 2.59      29.78 -  31.51
     2012.........   367     10.33 - 11.43      4,086       1.37        1.29 - 2.59      16.04 -  17.59
     2011.........   442      8.90 -  9.72      4,186       1.20        1.29 - 2.59      -9.45 -  -8.25
     2010.........   504      9.83 - 10.60      5,230       0.73        1.29 - 2.59       8.32 -   9.76
     2009.........   617      9.07 -  9.65      5,856       1.74        1.29 - 2.59      15.25 -  16.79

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
               ------------------------------------- ------------------------------------------------
                         ACCUMULATION                                   EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts (continued):
     VIT Mid Cap Value
     2013.....   192    $ 17.26 - 19.03    $ 3,553       0.76%        1.29 - 2.39%     31.18 -  31.78%
     2012.....   271      13.10 - 14.50      3,850       1.09         1.29 - 2.59      15.39 -  16.94
     2011.....   352      11.35 - 12.40      4,298       0.74         1.29 - 2.59      -8.80 -  -7.58
     2010.....   405      12.45 - 13.42      5,352       0.63         1.29 - 2.59      21.77 -  23.39
     2009.....   485      10.22 - 10.88      5,208       1.72         1.29 - 2.59      29.70 -  31.43

     VIT Strategic Growth
     2013.....     1      11.20 - 17.36         21       0.41         1.15 - 1.65      30.25 -  30.91
     2012.....     1       8.60 - 13.26         16       0.68         1.15 - 1.65      17.92 -  18.51
     2011.....     2       7.29 - 11.19         16       0.46         1.15 - 1.65      -4.21 -  -3.73
     2010.....     2       7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
     2009.....     4       6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06

     VIT Strategic International Equity
     2013.....    --      10.53 - 10.53         --         --         1.65 - 1.65      22.17 -  22.17
     2012.....    <1       8.62 -  8.62          3       2.21         1.65 - 1.65      19.25 -  19.25
     2011.....    <1       7.23 -  7.23          2       3.52         1.65 - 1.65     -16.44 - -16.44
     2010.....    <1       8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
     2009.....    <1       7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21

     VIT Structured Small Cap Equity
     2013.....   549      14.46 - 27.15      8,757       0.93         1.15 - 2.59      32.11 -  34.07
     2012.....   707      10.94 - 20.25      8,438       1.12         1.15 - 2.59       9.90 -  11.54
     2011.....   863       9.96 - 18.16      9,268       0.78         1.15 - 2.59      -1.93 -  -0.47
     2010..... 1,062      10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
     2009..... 1,338       8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21

     VIT Structured U.S. Equity
     2013.....   375      14.21 - 15.95      5,793       1.04         1.29 - 2.59      33.96 -  35.75
     2012.....   541      10.61 - 11.75      6,183       1.73         1.29 - 2.59      11.49 -  12.98
     2011.....   645       9.52 - 10.40      6,544       1.65         1.29 - 2.59       1.36 -   2.71
     2010.....   799       9.39 - 10.12      7,921       1.40         1.29 - 2.59       9.92 -  11.39
     2009.....   945       8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58

Investments in the
  Invesco Investment Services
   Sub-Accounts:
     Invesco V.I. American Franchise (h)
     2013..... 6,845      10.12 - 15.68     93,981       0.42         0.70 - 2.30      36.95 -  39.16
     2012..... 7,873       7.28 - 11.45     78,332         --         0.70 - 2.30      11.14 -  12.94
     2011..... 2,954       6.44 - 10.30     26,873         --         0.70 - 2.30      -8.31 -  -6.83
     2010..... 2,775       6.91 - 11.23     25,826         --         0.70 - 2.30      17.12 -  19.01
     2009..... 3,339       5.81 -  9.59     26,376       0.11         0.70 - 2.30      62.30 -  64.91

(h) Previously known as Invesco Van Kampen V.I. American Franchise

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. American Value (i)
     2013........ 2,294   $ 20.38 - 27.72   $ 49,879      0.65%        0.70 - 2.69%    30.66 -  33.33%
     2012........ 2,761     15.60 - 20.79     45,487      0.70         0.70 - 2.69     14.14 -  16.49
     2011........ 3,356     13.67 - 17.85     47,938      0.66         0.70 - 2.69     -1.79 -   0.22
     2010........ 4,243     13.92 - 17.81     61,101      0.91         0.70 - 2.69     18.96 -  21.39
     2009........ 5,038     11.70 - 14.67     60,411      1.21         0.70 - 2.69     35.46 -  38.24

     Invesco V.I. Comstock (j)
     2013........ 1,699     17.61 - 21.03     32,923      1.63         0.70 - 2.30     32.88 -  35.03
     2012........ 2,038     13.25 - 15.58     29,458      1.69         0.70 - 2.30     16.52 -  18.40
     2011........ 2,480     11.37 - 13.16     30,516      1.65         0.70 - 2.30     -4.07 -  -2.52
     2010........ 3,006     11.86 - 13.50     38,273      0.13         0.70 - 2.30     13.34 -  15.17
     2009........ 3,622     10.46 - 11.72     40,418      4.52         0.70 - 2.30     25.85 -  27.88

     Invesco V.I. Core Equity
     2013........ 4,780     14.40 - 16.15     90,978      1.39         0.70 - 2.20     26.44 -  28.35
     2012........ 5,459     11.39 - 12.59     81,396      0.97         0.70 - 2.20     11.40 -  13.09
     2011........ 6,319     10.22 - 11.13     83,568      0.94         0.70 - 2.20     -2.23 -  -0.76
     2010........ 7,679     10.46 - 11.22    102,270      0.92         0.70 - 2.20      7.17 -   8.79
     2009........ 9,116      9.76 - 10.31    112,600      1.70         0.70 - 2.20     25.51 -  27.40

     Invesco V.I. Diversified Dividend
     2013........ 3,919     14.44 - 18.26    157,003      2.28         0.70 - 2.05     28.38 -  30.12
     2012........ 4,565     11.25 - 14.03    141,411      2.02         0.70 - 2.05     16.31 -  17.90
     2011........ 5,321      9.67 - 11.90    140,368      1.74         0.70 - 2.05     -1.83 -  -0.49
     2010........ 6,213      9.85 - 11.96    166,267      1.75         0.70 - 2.05      8.24 -   9.71
     2009........ 7,306      9.10 - 10.90    178,672      1.84         0.70 - 2.05     21.78 -  23.44

     Invesco V.I. Diversified Income
     2013........   624     12.64 - 13.42      8,506      4.53         1.10 - 1.85     -1.80 -  -1.04
     2012........   731     12.88 - 13.57     10,091      4.66         1.10 - 1.85      8.66 -   9.50
     2011........   775     11.85 - 12.39      9,818      5.44         1.10 - 1.85      5.05 -   5.85
     2010........   831     11.28 - 11.70     10,007      5.69         1.10 - 1.85      8.01 -   8.84
     2009........ 1,012     10.44 - 10.75     11,196      9.96         1.10 - 1.85      9.02 -   9.86

     Invesco V.I. Equity and Income (k)
     2013........ 1,670     18.28 - 21.92     28,119      1.59         0.70 - 1.98     23.77 -  24.31
     2012........ 1,888     14.77 - 17.64     25,806      1.87         0.70 - 2.05     10.29 -  11.79
     2011 (au)... 2,160     13.39 - 15.78     26,442      0.60         0.70 - 2.05     -9.19 -  -8.36

(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock
(k)Previously known as Invesco Van Kampen V.I. Equity and Income
(au)For the period beginning April 29, 2011 and ended December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Global Core Equity
     2013....... 1,754   $ 13.06 - 16.06   $38,615        1.91%       0.70 - 2.05%     20.02 -  21.65%
     2012....... 2,028     10.88 - 13.20    36,934        2.45        0.70 - 2.05      11.44 -  12.95
     2011....... 2,401      9.76 - 11.69    39,167          --        0.70 - 2.05     -18.36 - -11.58
     2010.......     2     10.04 - 10.54        21        1.85        1.35 - 1.85       8.90 -   9.45
     2009.......     2      9.22 -  9.63        19        5.28        1.35 - 1.85      13.85 -  14.43

     Invesco V.I. Government Securities
     2013.......   625     14.76 - 16.55     9,973        3.43        1.10 - 1.70      -4.26 -  -3.69
     2012.......   745     15.42 - 17.18    12,302        3.05        1.10 - 1.70       0.74 -   1.35
     2011.......   829     15.30 - 16.95    13,545        3.33        1.10 - 1.70       6.10 -   6.73
     2010.......   923     14.42 - 15.88    14,330        4.73        1.10 - 1.70       3.63 -   4.25
     2009....... 1,137     13.92 - 15.24    16,970        4.25        1.10 - 1.70      -1.70 -  -1.11

     Invesco V.I. High Yield (l)
     2013 (m)...   993      9.73 - 11.74    17,193        7.49        0.70 - 1.98       5.03 -   5.84
     2012.......   429     15.63 - 18.06     6,535        4.87        1.10 - 1.85      15.00 -  15.89
     2011.......   460     13.49 - 15.70     6,091        7.12        1.10 - 1.85      -0.90 -  -0.14
     2010.......   517     13.51 - 15.85     6,884        9.49        1.10 - 1.85      11.47 -  12.33
     2009.......   614     12.02 - 14.22     7,295        8.24        1.10 - 1.85      49.96 -  51.12

     Invesco V.I. High Yield Securities (l)
     2013 (n)...    --        N/A -  N/A        --       16.91        0.70 - 1.98       3.41 -   3.83
     2012.......   797      9.17 - 11.22    13,624        7.37        0.70 - 1.98      16.52 -  18.03
     2011.......   860      7.77 -  9.63    12,595        8.05        0.70 - 1.98      -0.01 -   1.28
     2010....... 1,029      7.67 -  9.63    14,876        8.11        0.70 - 1.98       8.06 -   9.45
     2009....... 1,184      7.01 -  8.91    15,689        8.04        0.70 - 1.98      41.73 -  43.55

     Invesco V.I. International Growth
     2013....... 1,126     14.11 - 19.55    23,317        1.19        1.10 - 1.70      17.01 -  17.71
     2012....... 1,246     12.06 - 16.61    22,031        1.43        1.10 - 1.70      13.58 -  14.27
     2011....... 1,441     10.62 - 14.54    22,402        1.66        1.10 - 1.70      -8.31 -  -7.76
     2010....... 1,664     11.58 - 15.76    28,061        2.11        1.10 - 1.70      10.96 -  11.63
     2009....... 1,989     10.43 - 14.12    30,189        1.41        1.10 - 1.70      32.96 -  33.76

     Invesco V.I. Mid Cap Core Equity
     2013.......   585     16.48 - 23.92    12,044        0.71        1.10 - 2.20      26.01 -  27.41
     2012.......   659     13.08 - 18.77    10,748        0.06        1.10 - 2.20       8.53 -   9.74
     2011.......   781     12.05 - 17.11    11,587        0.29        1.10 - 2.20      -8.41 -  -7.40
     2010.......   945     13.15 - 18.47    15,213        0.52        1.10 - 2.20      11.63 -  12.87
     2009....... 1,019     11.78 - 16.37    14,730        1.26        1.10 - 2.20      27.38 -  28.79

(l) On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Mid Cap Growth (o)
     2013........   391   $ 16.44 - 24.21   $ 8,533       0.42%        1.10 - 1.70%    34.71 -  35.52%
     2012 (at)...   429     12.20 - 17.86     6,892         --         1.10 - 1.70     -2.85 -  -2.45

     Invesco V.I. Money Market
     2013........   718      9.99 - 11.67     8,195       0.03         1.10 - 1.70     -1.65 -  -1.06
     2012........   904     10.16 - 11.80    10,400       0.03         1.10 - 1.70     -1.66 -  -1.07
     2011........ 1,111     10.33 - 11.93    12,939       0.05         1.10 - 1.70     -1.63 -  -1.04
     2010........ 1,254     10.50 - 12.05    14,866       0.18         1.10 - 1.70     -1.51 -  -0.92
     2009........ 1,450     10.66 - 12.16    17,303       0.12         1.10 - 1.70     -1.58 -  -0.99

     Invesco V.I. S&P 500 Index
     2013........ 2,066     13.28 - 15.04    33,532       2.03         0.70 - 2.05     29.23 -  30.99
     2012........ 2,391     10.27 - 11.48    29,851       2.07         0.70 - 2.05     13.31 -  14.85
     2011........ 2,722      9.07 - 10.00    29,967       1.94         0.70 - 2.05     -0.21 -   1.14
     2010........ 3,123      9.09 -  9.89    34,211       1.91         0.70 - 2.05     12.54 -  14.07
     2009........ 3,670      8.07 -  8.67    35,552       2.69         0.70 - 2.05     23.77 -  25.45

     Invesco V.I. Technology
     2013........   177     16.18 - 17.15     2,947         --         1.10 - 1.70     23.04 -  23.78
     2012........   177     13.15 - 13.86     2,387         --         1.10 - 1.70      9.40 -  10.06
     2011........   193     12.02 - 12.59     2,371       0.19         1.10 - 1.70     -6.65 -  -6.09
     2010........   214     12.88 - 13.41     2,815         --         1.10 - 1.70     19.26 -  19.98
     2009........   296     10.80 - 11.17     3,239         --         1.10 - 1.70     54.75 -  55.68

     Invesco V.I. Utilities
     2013........   276     20.46 - 21.68     5,821       2.95         1.10 - 1.70      8.89 -   9.55
     2012........   311     18.79 - 19.79     6,002       3.19         1.10 - 1.70      1.86 -   2.47
     2011........   341     18.45 - 19.32     6,433       3.18         1.10 - 1.70     14.49 -  15.18
     2010........   393     16.11 - 16.77     6,462       3.41         1.10 - 1.70      4.51 -   5.14
     2009........   454     15.42 - 15.95     7,117       4.44         1.10 - 1.70     12.99 -  13.67

     Invesco V.I. Value Opportunities (p)
     2013........   508     14.99 - 16.14     7,894       1.49         1.10 - 1.70     31.50 -  32.29
     2012........   559     11.40 - 12.20     6,590       1.50         1.10 - 1.70     15.72 -  16.41
     2011........   681      9.85 - 10.48     6,910       0.85         1.10 - 1.70     -4.68 -  -4.11
     2010........   808     10.34 - 10.93     8,584       0.55         1.10 - 1.70      5.54 -   6.18
     2009........   984      9.79 - 10.29     9,877       1.53         1.10 - 1.70     45.51 -  46.38

(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities
(at)For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. American Franchise II (q)
     2013...  1,890  $ 18.63 - 21.34   $ 30,229      0.24%        1.29 - 2.49%    36.42 -  37.99%
     2012...  2,303    13.65 - 15.47     27,027        --         1.29 - 2.59     10.45 -  11.93
     2011...  2,638    12.36 - 13.82     27,718        --         1.29 - 2.59     -7.92 -  -7.60
     2010...  3,259    13.56 - 14.95     37,032        --         1.29 - 2.59     17.61 -  18.02
     2009...  3,778    11.64 - 12.67     36,584        --         1.29 - 2.59     61.35 -  63.51

     Invesco V.I. American Value II (r)
     2013...  1,253    23.12 - 26.87     33,767      0.54         1.29 - 2.59     30.47 -  32.21
     2012...  1,633    17.49 - 20.60     33,463      0.62         1.29 - 2.59     14.04 -  15.56
     2011...  2,055    15.13 - 18.06     36,578      0.59         1.29 - 2.59     -0.47 -  29.76
     2010...  2,557    15.21 - 18.39     45,935      0.84         1.29 - 2.59     19.02 -  20.61
     2009...  3,109    12.61 - 15.45     46,473      1.11         1.29 - 2.59     35.56 -  37.36

     Invesco V.I. Comstock II (s)
     2013...  6,033    17.97 - 19.93    118,371      1.40         1.29 - 2.59     32.14 -  33.90
     2012...  7,653    13.42 - 15.08    112,848      1.47         1.29 - 2.59     15.84 -  17.39
     2011...  9,615    11.43 - 13.02    121,444      1.39         1.29 - 2.59     -3.37 -  20.21
     2010... 11,989    11.83 - 13.65    157,376      0.13         1.29 - 2.59     12.70 -  14.20
     2009... 14,081    10.36 - 12.12    162,470      4.05         1.29 - 2.59     25.08 -  26.75

     Invesco V.I. Core Equity II
     2013...    135    13.68 - 15.14      2,066      1.21         1.29 - 2.59     25.60 -  27.27
     2012...    159    10.89 - 11.90      1,912      0.81         1.29 - 2.59     10.66 -  12.14
     2011...    212     9.84 - 10.61      2,293      0.80         1.29 - 2.59     -2.87 -  -1.58
     2010...    237    10.13 - 10.78      2,602      0.74         1.29 - 2.59      6.42 -   7.84
     2009...    275     9.52 - 10.00      2,814      1.48         1.29 - 2.59     24.67 -  26.33

     Invesco V.I. Diversified Dividend II
     2013...  2,563    16.47 - 18.98     40,502      2.05         1.29 - 2.59     27.38 -  29.08
     2012...  3,062    12.93 - 14.70     37,838      1.76         1.29 - 2.59     15.30 -  16.84
     2011...  3,737    11.22 - 12.58     39,592      1.45         1.29 - 2.59     -2.65 -  -1.35
     2010...  4,451    11.52 - 12.75     48,029      1.38         1.29 - 2.59      7.35 -   8.78
     2009...  6,186    10.73 - 11.72     60,772      1.60         1.29 - 2.59     20.73 -  22.34

     Invesco V.I. Diversified Income II
     2013...     14    11.76 - 12.93        170      4.23         1.30 - 2.10     -2.33 -  -1.54
     2012...     22    12.04 - 13.14        275      4.69         1.30 - 2.10      8.08 -   8.95
     2011...     19    11.14 - 12.06        224      4.63         1.30 - 2.10      4.51 -   5.35
     2010...     21    10.66 - 11.45        228      4.93         1.30 - 2.10      7.42 -   8.29
     2009...     27     9.92 - 10.57        282      8.26         1.30 - 2.10      8.59 -   9.46

(q) Previously known as Invesco Van Kampen V.I. American Franchise II
(r) Previously known as Invesco Van Kampen V.I. American Value II
(s) Previously known as Invesco Van Kampen V.I. Comstock II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. Equity and Income II (t)
     2013....... 2,101   $ 17.96 - 18.15   $38,431        1.47%       1.29 - 2.59%     21.65 -  23.28%
     2012....... 2,674     14.57 - 14.92    40,003        1.71        1.29 - 2.59       9.47 -  10.93
     2011....... 3,478     13.13 - 13.63    47,127        1.66        1.29 - 2.59      -2.57 -  10.46
     2010....... 3,394     13.48 - 14.17    47,464        1.95        1.29 - 2.59       9.13 -  10.59
     2009....... 3,981     12.19 - 12.99    50,480        2.68        1.29 - 2.59      19.32 -  20.91

     Invesco V.I. Global Core Equity II
     2013....... 1,460     14.72 - 16.96    20,689        1.64        1.29 - 2.59      19.09 -  20.68
     2012....... 1,724     12.36 - 14.05    20,367        2.31        1.29 - 2.59      10.47 -  11.95
     2011....... 1,996     11.19 - 12.55    21,127          --        1.29 - 2.59     -19.53 - -18.81

     Invesco V.I. Government Securities II
     2013.......    24     12.21 - 13.45       303        2.74        1.30 - 2.10      -4.87 -  -4.11
     2012.......    34     12.84 - 14.02       460        2.68        1.30 - 2.10       0.09 -   0.90
     2011.......    42     12.83 - 13.90       564        3.64        1.30 - 2.10       5.40 -   6.24
     2010.......    61     12.17 - 13.08       770        3.99        1.30 - 2.10       2.92 -   3.74
     2009.......    87     11.83 - 12.61     1,074        2.87        1.30 - 2.10      -2.33 -  -1.55

     Invesco V.I. Growth and Income II (u)
     2013....... 2,628     21.15 - 22.92    60,296        1.23        1.29 - 2.69      30.17 -  32.04
     2012....... 3,506     16.25 - 17.36    61,202        1.27        1.29 - 2.69      11.26 -  12.87
     2011....... 4,372     14.60 - 15.38    67,890        0.98        1.29 - 2.69     -10.80 -  -4.89
     2010....... 5,458     15.35 - 15.94    88,173        0.10        1.29 - 2.69       9.18 -  10.75
     2009....... 6,315     14.06 - 14.39    92,402        3.40        1.29 - 2.69      20.77 -  22.51

     Invesco V.I. High Yield II (v)
     2013 (m)...   861     17.04 - 19.63    10,574        9.62        1.29 - 2.59       4.65 -   5.38
     2012.......    20     18.51 - 19.99       389        4.82        1.30 - 2.00      14.64 -  15.45
     2011.......    23     16.14 - 17.31       396        6.88        1.30 - 2.00      -1.38 -  -0.69
     2010.......    26     16.37 - 17.43       454        8.34        1.30 - 2.00      11.24 -  12.02
     2009.......    30     14.72 - 15.56       461        8.40        1.30 - 2.00      49.06 -  50.10

     Invesco V.I. High Yield Securities II (v)
     2013 (n)...    --        N/A -  N/A        --       16.87        1.29 - 2.59       2.77 -   3.21
     2012.......   946     16.46 - 18.71    10,908        6.82        1.29 - 2.59      15.43 -  16.97
     2011....... 1,129     14.26 - 16.00    11,291        7.55        1.29 - 2.59      -0.97 -   0.34
     2010....... 1,492     14.40 - 15.94    14,783        8.09        1.29 - 2.59       7.11 -   8.54
     2009....... 1,655     13.45 - 14.69    15,526        7.67        1.29 - 2.59      40.54 -  42.41

(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                          ACCUMULATION                                   EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. International Growth II
     2013.....   384     $ 10.09 - 11.04    $ 4,390       1.04%        1.29 - 2.44%     17.02 -  17.19%
     2012.....   442        8.62 -  9.42      4,373       1.27         1.29 - 2.59      12.26 -  13.76
     2011.....   507        7.68 -  8.28      4,429         --         1.29 - 2.59     -16.51 - -15.76
     2010.....    35       17.22 - 18.52        621       1.60         1.30 - 2.10      10.27 -  11.15
     2009.....    49       15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17

     Invesco V.I. Mid Cap Core Equity II
     2013.....   119       15.66 - 17.54      2,089       0.50         1.29 - 2.44      25.33 -  26.81
     2012.....   165       12.50 - 13.84      2,270         --         1.29 - 2.44       7.91 -   9.19
     2011.....   232       11.58 - 12.67      2,950       0.09         1.29 - 2.44      -8.78 -  -7.71
     2010.....   268       12.70 - 13.73      3,700       0.31         1.29 - 2.44      11.00 -  12.31
     2009.....   332       11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18

     Invesco V.I. Mid Cap Growth II (w)
     2013.....   517       20.82 - 22.59     10,586       0.22         0.83 - 2.59      33.07 -  35.47
     2012.....   615       15.37 - 16.98      9,438         --         0.83 - 2.59       8.73 -   9.60
     2011.....   742       14.02 - 15.62     10,412         --         0.70 - 2.59      -9.99 -  13.98
     2010.....   879       15.58 - 17.69     13,827         --         0.70 - 2.59      23.98 -  26.39
     2009..... 1,031       12.32 - 14.26     12,941         --         0.70 - 2.59      52.33 -  55.28

     Invesco V.I. Money Market II
     2013.....    78        8.63 -  9.85        742       0.04         1.30 - 2.40      -2.34 -  -1.26
     2012.....    77        8.83 -  9.98        745       0.03         1.30 - 2.40      -2.35 -  -1.27
     2011.....    97        9.05 - 10.11        961       0.05         1.30 - 2.40      -2.32 -  -1.24
     2010.....    96        9.26 - 10.23        962       0.18         1.30 - 2.40      -2.20 -  -1.12
     2009.....   159        9.47 - 10.35      1,626       0.06         1.30 - 2.40      -2.31 -  -1.23

     Invesco V.I. S&P 500 Index II
     2013..... 4,142       17.99 - 20.73     62,217       1.73         1.29 - 2.59      28.15 -  29.86
     2012..... 5,012       14.04 - 15.96     59,512       1.79         1.29 - 2.59      12.52 -  14.02
     2011..... 5,842       12.48 - 14.00     61,658       1.66         1.29 - 2.59      -1.09 -   0.23
     2010..... 7,386       12.62 - 13.97     78,241       1.63         1.29 - 2.59      11.62 -  13.11
     2009..... 8,739       11.30 - 12.35     81,763       2.42         1.29 - 2.59      22.80 -  24.44

     Invesco V.I. Technology II
     2013.....     1       15.54 - 16.39         17         --         1.30 - 1.85      22.50 -  23.17
     2012.....     2       12.68 - 13.31         31         --         1.30 - 1.85       9.00 -   9.60
     2011.....     2       11.64 - 12.14         25       0.06         1.30 - 1.85      -7.05 -  -6.54
     2010.....     4       12.52 - 12.99         49         --         1.30 - 1.85      18.82 -  19.47
     2009.....     4       10.54 - 10.87         45         --         1.30 - 1.85      54.26 -  55.11

(w) Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Utilities II
     2013...............    8    $ 19.69 - 20.77   $   169       2.50%        1.30 - 1.85%      8.49 -   9.09%
     2012...............   11      18.15 - 19.04       197       2.34         1.30 - 1.85       1.45 -   2.01
     2011...............   19      17.89 - 18.66       359       3.44         1.30 - 1.85      14.03 -  14.66
     2010...............   28      15.69 - 16.28       448       3.28         1.30 - 1.85       4.07 -   4.64
     2009...............   29      15.08 - 15.56       452       3.64         1.30 - 1.85      12.51 -  13.13

     Invesco V.I. Value Opportunities II (x)
     2013...............  369      15.42 - 17.48     5,903       1.17         1.29 - 2.44      30.02 -  31.55
     2012...............  475      11.86 - 13.28     5,849       1.18         1.29 - 2.44      14.78 -  16.13
     2011...............  591      10.33 - 11.44     6,311       0.64         1.29 - 2.44      -5.75 -  -4.64
     2010...............  859      10.96 - 12.00     9,726       0.34         1.29 - 2.44       4.34 -   5.57
     2009...............  976      10.40 - 11.36    10,466       1.13         1.29 - 2.59      43.91 -  45.83

Investments in the
  Janus Aspen Series
   Sub-Account:
     Forty Portfolio
     2013...............   <1      22.27 - 22.27        10       0.70         1.50 - 1.50      29.26 -  29.26
     2012...............   <1      17.23 - 17.23         8       0.76         1.50 - 1.50      22.29 -  22.29
     2011...............   <1      14.09 - 14.09         7       0.39         1.50 - 1.50      -8.09 -  -8.09
     2010...............   <1      15.33 - 15.33         7       0.29         1.50 - 1.50       5.15 -   5.15
     2009...............    1      14.58 - 14.58        17       0.04         1.50 - 1.50      44.14 -  44.14

Investments in the
  Lazard Retirement Series, Inc.
   Sub-Account:
     Emerging Markets Equity
     2013...............   <1      51.12 - 51.12         1       1.48         1.50 - 1.50      -2.72 -  -2.72
     2012...............   <1      52.55 - 52.55         1       1.68         1.50 - 1.50      20.22 -  20.22
     2011...............   <1      43.71 - 43.71         1       2.11         1.50 - 1.50     -19.23 - -19.23
     2010...............   <1      54.12 - 54.12         1       0.82         1.50 - 1.50      20.86 -  20.86
     2009...............   <1      44.78 - 44.78         1       2.57         1.50 - 1.50      67.30 -  67.30

(x) Previously known as Invesco Van Kampen V.I. Value Opportunities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners Variable Income Trust
   Sub-Accounts:
     ClearBridge Variable Fundamental All Cap Value Portfolio I (y)
     2013..............    <1   $ 11.83 - 11.83   $     2       1.44%        1.50 - 1.50%    30.18 -  30.18%
     2012..............    <1      9.09 -  9.09         1       1.74         1.50 - 1.50     13.25 -  13.25
     2011..............    <1      8.02 -  8.02         1       1.40         1.50 - 1.50     -7.60 -  -7.60
     2010..............    <1      8.68 -  8.68         1       1.71         1.50 - 1.50     14.86 -  14.86
     2009..............    <1      7.56 -  7.56         1       1.34         1.50 - 1.50     27.42 -  27.42

Investments in the
  Legg Mason Partners Variable Portfolios I, Inc
   Sub-Accounts:
     ClearBridge Variable Large Cap Value Portfolio I (z)
     2013..............    <1     17.74 - 17.74         2       1.71         1.50 - 1.50     30.38 -  30.38
     2012..............    <1     13.61 - 13.61         1       2.33         1.50 - 1.50     14.75 -  14.75
     2011..............    <1     11.86 - 11.86         1       2.25         1.50 - 1.50      3.38 -   3.38
     2010..............    <1     11.47 - 11.47         1       2.88         1.50 - 1.50      7.82 -   7.82
     2009..............    <1     10.64 - 10.64         1       1.78         1.50 - 1.50     22.63 -  22.63

Investments in the
  Lord Abbett Series Fund
   Sub-Account:
     Bond-Debenture
     2013.............. 1,422     15.17 - 17.15    23,794       4.50         1.29 - 2.59      5.37 -   6.78
     2012.............. 1,772     14.40 - 16.06    27,857       5.30         1.29 - 2.59      9.61 -  11.08
     2011.............. 2,149     13.14 - 14.46    30,483       5.35         1.29 - 2.59      1.69 -   3.04
     2010.............. 2,554     12.92 - 14.04    35,211       5.80         1.29 - 2.59      9.41 -  10.87
     2009.............. 2,796     11.81 - 12.66    34,857       6.50         1.29 - 2.59     30.83 -  32.58

     Fundamental Equity
     2013..............   348     17.49 - 19.50     6,590       0.22         1.29 - 2.44     34.01 -  34.14
     2012..............   479     13.04 - 14.55     6,793       0.49         1.29 - 2.59      7.71 -   9.15
     2011..............   630     12.11 - 13.33     8,230       0.18         1.29 - 2.59     -6.96 -  -5.72
     2010..............   813     13.01 - 14.14    11,249       0.29         1.29 - 2.59     15.95 -  17.49
     2009..............   919     11.22 - 12.03    10,849       0.17         1.29 - 2.59     22.71 -  24.35

     Growth and Income
     2013.............. 1,101     13.84 - 15.43    16,517       0.53         1.29 - 2.44     34.15 -  34.28
     2012.............. 1,467     10.31 - 11.50    16,481       0.93         1.29 - 2.59      9.18 -  10.64
     2011.............. 1,813      9.44 - 10.40    18,481       0.67         1.29 - 2.59     -8.51 -  -7.29
     2010.............. 2,222     10.32 - 11.21    24,514       0.51         1.29 - 2.59     14.37 -  15.90
     2009.............. 2,661      9.02 -  9.67    25,385       0.92         1.29 - 2.59     15.82 -  17.36

(y) Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z) Previously known as Legg Mason ClearBridge Variable Large Cap Value Portfolio I

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------    ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series Fund
   Sub-Accounts (continued):
     Growth Opportunities
     2013............   489      $ 18.95 - 21.12   $10,040         -- %       1.29 - 2.44%     33.74 -  35.31%
     2012............   645        14.17 - 15.61     9,823          --        1.29 - 2.44      11.31 -  12.63
     2011............   787        12.73 - 13.86    10,684          --        1.29 - 2.44     -12.24 - -11.21
     2010............   940        14.50 - 15.61    14,399          --        1.29 - 2.44      19.93 -  21.34
     2009............ 1,108        12.09 - 12.86    14,019          --        1.29 - 2.44      42.00 -  43.67

     Mid-Cap Stock
     2013............ 1,112        14.92 - 16.70    18,049        0.38        1.29 - 2.49      28.16 -  28.64
     2012............ 1,516        11.64 - 12.98    19,205        0.62        1.29 - 2.59      11.57 -  13.06
     2011............ 1,956        10.43 - 11.48    21,997        0.20        1.29 - 2.59      -6.49 -  -5.25
     2010............ 2,335        11.16 - 12.12    27,793        0.37        1.29 - 2.59      22.19 -  23.81
     2009............ 2,856         9.13 -  9.79    27,522        0.45        1.29 - 2.59      23.33 -  24.98

Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Growth
     2013............    50         9.60 - 21.04       785        0.23        1.15 - 1.65      34.61 -  35.29
     2012............    53         7.13 - 15.55       622          --        1.15 - 1.65      15.46 -  16.04
     2011............    71         6.18 - 13.40       685        0.19        1.15 - 1.65      -1.95 -  -1.46
     2010............    87         6.30 - 13.60       836        0.11        1.15 - 1.65      13.45 -  14.02
     2009............   103         5.55 - 11.93       894        0.33        1.15 - 1.65      35.42 -  36.10

     MFS High Income (aa)
     2013 (ab).......    --           N/A -  N/A        --       25.58        1.25 - 1.45       1.55 -   1.68
     2012............    19        17.28 - 17.74       343        6.98        1.25 - 1.45      13.27 -  15.88
     2011............    25        14.91 - 15.67       397        8.81        1.25 - 1.65       2.41 -   2.82
     2010............    36        14.56 - 15.24       536        7.41        1.25 - 1.65      12.86 -  13.31
     2009............    40        12.90 - 13.45       527        7.56        1.25 - 1.65      43.17 -  43.74

     MFS High Yield (aa)
     2013 (ac).......    17        18.15 - 18.68       319        2.49        1.25 - 1.45       3.45 -   3.53

     MFS Investors Trust
     2013............    77        13.65 - 17.02     1,158        1.11        1.15 - 1.65      29.89 -  30.54
     2012............    83              - 13.04       960        0.91        1.15 - 1.65      17.23 -  17.82
     2011............    98         8.96 - 11.07       970        0.76        1.15 - 1.65      -3.78 -  -3.30
     2010............   163         9.31 - 11.45     1,666        1.20        1.15 - 1.65       9.28 -   9.83
     2009............   186         8.52 - 10.42     1,740        1.59        1.15 - 1.65      24.82 -  25.45

(aa) On August 16, 2013, MFS High Income merged into MFS High Yield
(ab) For the period beginning January 1, 2013 and ended August 16, 2013
(ac) For the period beginning August 16, 2013 and ended December 31, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                              AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                    ------------------------------------- ------------------------------------------------
                              ACCUMULATION                                   EXPENSE            TOTAL
                    UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts (continued):
     MFS New Discovery
     2013..........   62     $ 18.09 - 38.24     $1,798        -- %        1.15 - 1.65%     39.21 -  39.90%
     2012..........   76       13.00 - 27.33      1,576         --         1.15 - 1.65      19.24 -  19.84
     2011..........   91       10.90 - 22.81      1,576         --         1.15 - 1.65     -25.67 - -11.29
     2010..........  102       12.35 - 25.71      2,008         --         1.15 - 1.65      12.94 -  34.78
     2009..........  147       14.40 - 19.08      2,154         --         1.15 - 1.65      60.51 -  61.32

     MFS Research
     2013..........   48       12.00 - 16.15        677       0.32         1.15 - 1.65      30.12 -  30.77
     2012..........   51        9.22 - 12.35        548       0.80         1.15 - 1.65      15.35 -  15.93
     2011..........   61        8.00 - 10.65        568       0.86         1.15 - 1.65      -2.08 -  -1.59
     2010..........   64        8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
     2009..........   80        7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05

     MFS Research Bond
     2013..........   46       17.99 - 19.05        861       1.18         1.25 - 1.65      -2.65 -  -2.26
     2012..........   48       18.48 - 19.50        929       2.80         1.25 - 1.65       5.59 -   6.01
     2011..........   56       17.50 - 18.39      1,028       2.46         1.25 - 1.65       5.00 -   5.42
     2010..........   79       16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
     2009..........   89       15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72

     MFS Utilities
     2013..........    8       27.76 - 28.70        223       2.56         1.35 - 1.59      16.65 -  18.62
     2012..........   10       23.40 - 24.60        240       6.57         1.15 - 1.59      12.38 -  14.12
     2011..........   12       20.82 - 21.56        255       3.23         1.35 - 1.65       5.04 -   5.36
     2010..........   13       19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
     2009..........   14       17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43

Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
     MFS Growth (Service Class)
     2013..........    9       13.98 - 14.91        124       0.12         1.35 - 1.85      33.97 -  34.65
     2012..........   10       10.44 - 11.07        106         --         1.35 - 1.85      14.90 -  15.49
     2011..........   15        9.08 -  9.59        139       0.02         1.35 - 1.85      -2.39 -  -1.90
     2010..........   28        9.31 -  9.77        265         --         1.35 - 1.85      12.90 -  13.47
     2009..........   35        8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47

     MFS Investors Trust (Service Class)
     2013..........    9       14.28 - 15.23        140       0.97         1.35 - 1.85      29.30 -  29.96
     2012..........   10       11.04 - 11.72        120       0.68         1.35 - 1.85      16.63 -  17.22
     2011..........   15        9.47 -  9.99        148       0.73         1.35 - 1.85      -4.22 -  -3.73
     2010..........   18        9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
     2009..........   21        9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts (continued):
     MFS New Discovery (Service Class)
     2013.......     8   $18.38 - 19.61    $   165        -- %        1.35 - 1.85%     38.61 -  39.31%
     2012.......    10    13.26 - 14.07        133         --         1.35 - 1.85      18.66 -  19.26
     2011.......    19    11.18 - 11.80        228         --         1.35 - 1.85     -12.15 - -11.70
     2010.......    24    12.72 - 13.36        322         --         1.35 - 1.85      33.43 -  34.11
     2009.......    29     9.54 -  9.96        286         --         1.35 - 1.85      59.91 -  60.72

     MFS Research (Service Class)
     2013.......     4    14.35 - 15.31         67       0.27         1.35 - 1.85      29.56 -  30.22
     2012.......     5    11.08 - 11.76         63       0.64         1.35 - 1.85      14.74 -  15.32
     2011.......    10     9.66 - 10.19        104       0.62         1.35 - 1.85      -2.52 -  -2.03
     2010.......    16     9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
     2009.......    19     8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44

     MFS Utilities (Service Class)
     2013.......    56    23.04 - 28.65      1,477       2.13         1.35 - 2.00      17.81 -  18.59
     2012.......    60    19.42 - 24.32      1,355       6.21         1.35 - 2.00      10.94 -  11.68
     2011.......    64    17.39 - 21.92      1,313       3.01         1.35 - 2.00       4.38 -   5.07
     2010.......    72    16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
     2009.......    78    14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08

Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts:
     Aggressive Equity (ad)
     2013 (n)...    --      N/A  -  N/A         --         --         0.70 - 1.85       6.15 -   6.54
     2012.......   653    10.44 - 13.12     10,406         --         0.70 - 1.85       9.79 -  11.07
     2011.......   774     9.51 - 11.81     11,187         --         0.70 - 1.85      -9.03 -  -7.98
     2010.......   900    10.45 - 12.84     14,196         --         0.70 - 1.85      23.72 -  25.15
     2009....... 1,101     8.45 - 10.26     13,824         --         0.70 - 1.85      66.36 -  68.28

     European Equity
     2013....... 1,082    13.14 - 14.96     39,980       2.87         0.70 - 2.05      24.92 -  26.61
     2012....... 1,270    10.52 - 11.81     36,933       2.78         0.70 - 2.05      16.10 -  17.68
     2011....... 1,534     9.06 - 10.04     37,738       2.41         0.70 - 2.05     -11.47 - -10.27
     2010....... 1,820    10.23 - 11.19     50,452       2.45         0.70 - 2.05       5.05 -   6.48
     2009....... 2,151     9.74 - 10.51     56,333       3.68         0.70 - 2.05      25.14 -  26.84

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Global Infrastructure
     2013............ 1,423  $ 14.58 -  16.99   $ 53,820      2.64%        0.70 - 1.98%    15.60 -  17.09%
     2012............ 1,661    12.61 -  14.51     53,561      2.40         0.70 - 1.98     16.36 -  17.86
     2011............ 1,963    10.84 -  12.31     54,192      2.58         0.70 - 1.98     13.80 -  15.26
     2010............ 2,314     9.52 -  10.68     56,101      2.87         0.70 - 1.98      4.83 -   6.18
     2009............ 2,729     9.08 -  10.06     62,830      3.00         0.70 - 1.98     16.92 -  18.43

     Income Plus
     2013............ 2,110     17.30 - 22.77     67,858      4.88         0.70 - 2.05     -1.02 -   0.32
     2012............ 2,475     17.48 - 22.70     79,591      5.71         0.70 - 2.05     11.77 -  13.30
     2011............ 2,910     15.64 - 20.04     83,302      5.89         0.70 - 2.05      2.88 -   4.28
     2010............ 3,561     15.20 - 19.22     98,116      6.18         0.70 - 2.05      7.06 -   8.51
     2009............ 4,147     14.20 - 17.71    105,871      5.05         0.70 - 2.05     20.09 -  21.72

     Limited Duration
     2013............   801      9.80 - 11.87      8,558      2.51         0.70 - 1.85     -1.45 -  -0.31
     2012............   901      9.95 - 11.90      9,739      2.97         0.70 - 1.85      1.44 -   2.62
     2011............ 1,106      9.81 - 11.60     11,737      3.35         0.70 - 1.85      0.88 -   2.04
     2010............ 1,322      9.72 - 11.37     13,853      3.49         0.70 - 1.85      0.48 -   1.64
     2009............ 1,520      9.68 - 11.18     15,795      4.51         0.70 - 1.85      3.82 -   5.02

     Money Market
     2013............ 2,266      9.49 - 11.84     31,387      0.01         0.70 - 2.05     -2.02 -  -0.69
     2012............ 2,779      9.68 - 11.92     39,127      0.01         0.70 - 2.05     -2.02 -  -0.69
     2011............ 3,311      9.88 - 12.01     47,376      0.01         0.70 - 2.05     -2.01 -  -0.69
     2010............ 3,762     10.09 - 12.09     54,829      0.01         0.70 - 2.05     -2.02 -  -0.69
     2009............ 5,289     10.29 - 12.17     78,019      0.03         0.70 - 2.05     -2.00 -  -0.67

     Multi Cap Growth (ad)
     2013............ 3,100     16.26 - 17.39    211,234      0.41         0.70 - 2.05     47.70 -  49.71
     2012............ 3,471     11.01 - 11.61    155,909        --         0.70 - 2.05     10.09 -  11.59
     2011............ 4,049     10.00 - 10.41    163,632      0.17         0.70 - 2.05     -8.63 -  -7.39
     2010............ 4,781     10.94 - 11.24    208,335      0.16         0.70 - 2.05     25.17 -  26.87
     2009............ 5,606      8.74 -  8.86    191,503      0.37         0.70 - 2.05     67.85 -  70.12

(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Strategist (ae)
     2013 (n).....     --  $    N/A -  N/A   $     --      5.81%        0.70 - 2.05%      6.43 -   6.88%
     2012.........  2,969    11.50 - 13.97     80,533      2.00         0.70 - 2.05       4.73 -   6.16
     2011.........  3,493    10.98 - 13.16     90,477      2.13         0.70 - 2.05      -9.83 -  -8.60
     2010.........  4,202    12.17 - 14.40    119,746      1.56         0.70 - 2.05       4.65 -   6.07
     2009.........  4,779    11.63 - 13.57    128,786      2.21         0.70 - 2.05      17.31 -  18.90

Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts:
     Aggressive Equity (Class Y Shares) (af)
     2013 (n).....     --      N/A -   N/A         --        --         1.29 - 2.59       5.76 -   6.21
     2012.........  1,145   18.99 -  21.59     14,431        --         1.29 - 2.59       8.72 -  10.17
     2011.........  1,293   17.47 -  19.59     14,805        --         1.29 - 2.59      -9.98 -  -8.78
     2010.........  1,405   19.40 -  21.48     17,488        --         1.29 - 2.59      22.48 -  24.11
     2009.........  1,615   15.84 -  17.31     16,329        --         1.29 - 2.59      64.68 -  66.88

     European Equity (Class Y Shares)
     2013.........    852   18.95 -  21.48     11,405      2.69         1.29 - 2.44      24.10 -  25.56
     2012.........  1,041   15.27 -  17.10     11,349      2.49         1.29 - 2.44      15.27 -  16.63
     2011.........  1,204   13.25 -  14.66     11,290      2.24         1.29 - 2.44     -12.05 - -11.01
     2010.........  1,563   15.06 -  16.48     17,219      2.24         1.29 - 2.44       4.35 -   5.58
     2009.........  1,793   14.29 -  15.61     18,682      3.36         1.29 - 2.59      24.11 -  25.77

     Global Infrastructure (Class Y Shares)
     2013.........    909    23.66 - 27.26     14,266      2.35         1.29 - 2.59      14.50 -  16.03
     2012.........  1,038    20.67 - 23.49     14,220      2.20         1.29 - 2.59      15.37 -  16.91
     2011.........  1,190    17.91 - 20.09     14,141      2.26         1.29 - 2.59      12.83 -  14.33
     2010.........  1,454    15.88 - 17.58     15,392      2.62         1.29 - 2.59       3.98 -   5.37
     2009.........  1,706    15.27 - 16.68     17,354      2.90         1.29 - 2.59      15.75 -  17.30

     Income Plus (Class Y Shares)
     2013.........  4,890   13.81 -  15.90     80,729      4.60         1.29 - 2.59      -1.80 -  -0.49
     2012.........  5,729   14.06 -  15.98     95,435      5.60         1.29 - 2.59      10.87 -  12.35
     2011.........  6,775   12.68 -  14.22    100,407      5.65         1.29 - 2.59       2.01 -   3.37
     2010.........  8,429   12.43 -  13.76    121,240      5.71         1.29 - 2.59       6.19 -   7.61
     2009......... 10,696   11.71 -  12.79    144,625      4.84         1.29 - 2.59      19.13 -  20.72

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af) On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                      --------------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts (continued):
     Limited Duration (Class Y Shares)
     2013............ 3,415       $   8.11 - 9.34   $31,940       2.28%        1.29 - 2.59%     -2.50 -  -1.20%
     2012............ 3,926           8.32 - 9.45    37,443       2.79         1.29 - 2.59       0.37 -   1.72
     2011............ 4,529           8.29 - 9.29    42,641       2.99         1.29 - 2.59      -0.20 -   1.13
     2010............ 5,588           8.30 - 9.19    52,204       3.32         1.29 - 2.59      -0.43 -   0.90
     2009............ 6,355           8.34 - 9.11    58,968       4.16         1.29 - 2.59       2.82 -   4.20

     Money Market (Class Y Shares)
     2013............ 3,849          8.73 - 10.05    37,519       0.01         1.29 - 2.59      -2.58 -  -1.28
     2012............ 4,716          8.96 - 10.18    46,745       0.01         1.29 - 2.59      -2.59 -  -1.28
     2011............ 5,322          9.20 - 10.32    53,761       0.01         1.29 - 2.59      -2.57 -  -1.28
     2010............ 6,282          9.44 - 10.45    64,508       0.01         1.29 - 2.59      -2.58 -  -1.28
     2009............ 7,480          9.69 - 10.59    78,126       0.01         1.29 - 2.59      -2.58 -  -1.28

     Multi Cap Growth (Class Y Shares) (af)
     2013............ 3,643         26.18 - 30.16    68,914       0.25         1.29 - 2.59      46.48 -  48.43
     2012............ 3,313         17.87 - 20.32    43,808         --         1.29 - 2.59       9.18 -  10.64
     2011............ 3,954         16.37 - 18.36    47,586         --         1.29 - 2.59      -9.37 -  -8.16
     2010............ 4,919         18.06 - 19.99    64,428         --         1.29 - 2.59      24.13 -  25.79
     2009............ 5,874         14.55 - 15.89    61,677       0.12         1.29 - 2.59      66.43 -  68.65

     Strategist (Class Y Shares) (ag)
     2013 (n)........    --            N/A -  N/A        --       4.99         1.29 - 2.59       6.10 -   6.55
     2012............ 2,776         13.17 - 14.97    34,006       1.64         1.29 - 2.59       3.91 -   5.30
     2011............ 3,318         12.68 - 14.22    38,876       1.79         1.29 - 2.59     -10.50 -  -9.31
     2010............ 4,237         14.16 - 15.68    55,142       1.36         1.29 - 2.59       3.74 -   5.13
     2009............ 4,691         13.65 - 14.91    58,365       2.06         1.29 - 2.59      16.35 -  17.90

(n)For the period beginning January 1, 2013 and ended April 26, 2013
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                  ---------------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS          UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S)      LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------      ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Neuberger Berman Advisors Management Trust
   Sub-Accounts:
     AMT Large Cap Value
     2013........    1         $ 17.55 - 17.55    $   24       1.18%        1.59 - 1.59%     29.07 -  29.07%
     2012........    1           13.59 - 13.59        19       0.43         1.59 - 1.59      14.76 -  14.76
     2011........    1           11.85 - 11.85        17         --         1.59 - 1.59     -12.75 - -12.75
     2010........    2           13.58 - 13.58        34       0.64         1.59 - 1.59      13.84 -  13.84
     2009........    3           11.93 - 11.93        31       2.16         1.59 - 1.59      53.61 -  53.61

     AMT Mid-Cap Growth
     2013........    2           13.37 - 13.37        23         --         1.65 - 1.65      30.44 -  30.44
     2012........    2           10.25 - 10.25        18         --         1.65 - 1.65     -42.11 -  10.57
     2011........    3            9.27 - 17.71        44         --         1.37 - 1.65      -2.92 -  -0.89
     2010........   --              N/A -  N/A        --        N/A         0.00 - 0.00         N/A -   N/A
     2009........   --              N/A -  N/A        --        N/A         0.00 - 0.00         N/A -   N/A

Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts:
     Oppenheimer Capital Appreciation
     2013........  243           11.58 - 15.05     3,433       0.96         1.15 - 1.85      27.34 -  28.26
     2012........  292            9.09 - 11.73     3,211       0.68         1.15 - 1.85      12.00 -  12.81
     2011........  332            8.12 - 10.40     3,229       0.40         1.15 - 1.85      -2.97 -  -2.28
     2010........  438            8.37 - 10.64     4,390       0.17         1.15 - 1.85       7.39 -   8.17
     2009........  517            7.79 -  9.84     4,808       0.34         1.15 - 1.85      41.85 -  42.87

     Oppenheimer Capital Income (ah)
     2013........  112           13.23 - 13.59     1,499       2.25         1.15 - 1.80      11.13 -  11.88
     2012........  142           11.90 - 12.15     1,689       1.39         1.15 - 1.80      10.31 -  11.05
     2011........  171           10.79 - 10.94     1,846       2.42         1.15 - 1.80      -1.09 -  -0.43
     2010........  206           10.91 - 10.99     2,237       1.35         1.15 - 1.80      10.88 -  11.62
     2009........  215            9.84 -  9.84     2,103         --         1.15 - 1.80      19.70 -  20.50

     Oppenheimer Core Bond
     2013........   80           11.49 - 11.83       937       5.18         1.25 - 1.45      -1.54 -  -1.34
     2012........   91           11.67 - 11.99     1,079       4.87         1.25 - 1.45       8.92 -  11.43
     2011........  101           10.48 - 11.01     1,102       6.58         1.25 - 1.65       6.50 -   6.93
     2010........  144            9.84 - 10.30     1,469       1.93         1.25 - 1.65       9.59 -  10.03
     2009........  176            8.98 -  9.36     1,638         --         1.25 - 1.65       7.82 -   8.25

(ah) Previously known as Oppenheimer Balanced

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
              -------------------------------------- ------------------------------------------------
                        ACCUMULATION                                    EXPENSE            TOTAL
              UNITS      UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
              (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------  -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts (continued):
     Oppenheimer Discovery Mid Cap Growth (ai)
     2013....   64     $ 12.95 - 13.13     $  620        0.01%        1.15 - 1.85%    33.47 -  34.43%
     2012....   73        9.70 -  9.77        548          --         1.15 - 1.85     14.39 -  15.01
     2011....   89        8.48 -  8.49        603          --         1.15 - 1.85     -0.77 -  -0.06
     2010....  108        8.49 -  8.56        762          --         1.15 - 1.85     25.11 -  26.01
     2009....  130        6.74 -  6.84        738          --         1.15 - 1.85     30.15 -  31.09

     Oppenheimer Global (aj)
     2013....  117       19.33 - 26.88      3,044        1.34         1.15 - 1.85     24.95 -  25.85
     2012....  142       15.47 - 21.36      2,908        2.16         1.15 - 1.85     19.02 -  19.88
     2011....  160       13.00 - 17.82      2,734        1.43         1.15 - 1.85     -9.98 -  -9.34
     2010....  209       14.44 - 19.66      3,973        1.47         1.15 - 1.85     13.82 -  14.64
     2009....  271       12.69 - 17.15      4,473        2.23         1.15 - 1.85     37.19 -  38.17

     Oppenheimer Global Strategic Income
     2013....  149       18.26 - 20.83      2,135        4.88         1.15 - 1.85     -1.27 -   0.17
     2012....  167       18.23 - 21.10      2,493        5.58         1.15 - 2.00     11.26 -  12.23
     2011....  141       16.39 - 18.80      2,522        3.54         1.15 - 2.00     -1.16 -  -0.30
     2010....  186       16.58 - 18.85      3,331        8.70         1.15 - 2.00     12.67 -  13.65
     2009....  217       14.71 - 16.59      3,424        0.50         1.15 - 2.00     16.45 -  17.47

     Oppenheimer Main Street
     2013....  113       14.78 - 15.22      1,647        1.13         1.15 - 1.85     29.34 -  30.27
     2012....  133       11.43 - 11.68      1,493        0.95         1.15 - 1.85     14.70 -  15.53
     2011....  193        9.96 - 10.11      1,878        0.86         1.15 - 1.85     -1.86 -  -1.16
     2010....  230       10.15 - 10.23      2,277        1.12         1.15 - 1.85     13.96 -  14.78
     2009....  279        8.91 -  8.91      2,418        1.90         1.15 - 1.85     25.91 -  26.82

     Oppenheimer Main Street Small Cap (ak)
     2013....   45       31.68 - 33.56      1,493        0.95         1.25 - 1.65     38.71 -  39.27
     2012....   47       22.84 - 24.10      1,123        0.58         1.25 - 1.65     16.05 -  16.52
     2011....   60       19.68 - 20.68      1,224        0.65         1.25 - 1.65     -3.81 -  -3.42
     2010....   77       20.46 - 21.41      1,628        0.66         1.25 - 1.65     21.39 -  21.87
     2009....  107       16.85 - 17.57      1,876        0.91         1.25 - 1.65     34.95 -  35.49

(ai) Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj) Previously known as Oppenheimer Global Securities
(ak) Previously known as Oppenheimer Main Street Small Mid Cap

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts:
     Oppenheimer Capital Appreciation (SS)
     2013......... 1,613   $ 15.82 - 18.42   $28,727       0.74%        1.29 - 2.69%     25.95 -  27.76%
     2012......... 2,085     12.56 - 14.42    29,198       0.41         1.29 - 2.69      10.74 -  12.34
     2011......... 2,606     11.34 - 12.84    32,616       0.12         1.29 - 2.69      -4.02 -  -2.64
     2010......... 3,242     11.82 - 13.19    41,804         --         1.29 - 2.69       6.21 -   7.74
     2009......... 3,795     11.13 - 12.24    45,528       0.01         1.29 - 2.69      40.28 -  42.29

     Oppenheimer Capital Income (SS) (al)
     2013.........   778     12.86 - 14.82    11,122       2.14         1.29 - 2.54      10.55 -  11.38
     2012.........   990     11.64 - 13.31    12,769       1.22         1.29 - 2.59       9.19 -  10.66
     2011......... 1,191     10.66 - 12.03    13,935       2.19         1.29 - 2.59      -2.21 -  -0.91
     2010......... 1,463     10.90 - 12.14    17,337       1.16         1.29 - 2.59       9.76 -  11.22
     2009......... 1,684      9.93 - 10.91    17,990         --         1.29 - 2.59      18.45 -  20.03

     Oppenheimer Core Bond (SS)
     2013......... 2,963      7.87 -  8.81    25,481       4.93         1.29 - 2.49      -2.86 -  -1.67
     2012......... 3,398      8.10 -  8.96    29,826       4.92         1.29 - 2.49       7.42 -   8.75
     2011......... 3,796      7.54 -  8.24    30,707       5.91         1.29 - 2.49       5.25 -   6.54
     2010......... 4,692      7.19 -  7.73    35,711       1.68         1.29 - 2.44       8.57 -   9.85
     2009......... 5,217      6.62 -  7.04    36,231         --         1.29 - 2.44       6.39 -   7.64

     Oppenheimer Discovery Mid Cap Growth (SS) (am)
     2013.........   404     18.89 - 21.64     8,408         --         1.29 - 2.49      32.25 -  33.88
     2012.........   524     14.28 - 16.17     8,181         --         1.29 - 2.49      13.27 -  14.66
     2011.........   626     12.61 - 14.10     8,556         --         1.29 - 2.49      -1.67 -  -0.46
     2010.........   752     12.82 - 14.16    10,365         --         1.29 - 2.49      24.00 -  25.52
     2009.........   914     10.34 - 11.28    10,067         --         1.29 - 2.49      28.97 -  30.55

     Oppenheimer Global (SS) (an)
     2013.........   505     24.91 - 28.70    14,016       1.14         1.29 - 2.54      23.77 -  25.35
     2012.........   666     20.13 - 22.90    14,798       1.91         1.29 - 2.54      17.87 -  19.39
     2011.........   876     17.07 - 19.18    16,358       1.16         1.29 - 2.54     -10.85 -  -9.70
     2010......... 1,111     19.15 - 21.24    23,050       1.24         1.29 - 2.54      12.77 -  14.21
     2009......... 1,307     16.98 - 18.60    23,816       1.88         1.29 - 2.54      35.81 -  37.56

     Oppenheimer Global Strategic Income (SS)
     2013......... 3,575     15.75 - 18.46    63,803       4.56         1.29 - 2.69      -3.05 -  -1.65
     2012......... 4,257     16.24 - 18.77    77,554       5.37         1.29 - 2.69      10.10 -  11.69
     2011......... 4,507     14.75 - 16.81    73,806       3.03         1.29 - 2.69      -2.05 -  -0.65
     2010......... 5,770     15.06 - 16.92    95,404       8.36         1.29 - 2.69      11.69 -  13.29
     2009......... 6,798     13.49 - 14.93    99,442       0.24         1.29 - 2.69      15.22 -  16.88

(al) Previously known as Oppenheimer Balanced (SS)
(am) Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an) Previously known as Oppenheimer Global Securities (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts (continued):
     Oppenheimer Main Street (SS)
     2013........ 2,273   $ 18.26 - 21.41   $46,945        0.86%       1.29 - 2.69%     27.91 -  29.74%
     2012........ 3,054     14.28 - 16.50    48,810        0.67        1.29 - 2.69      13.47 -  15.10
     2011........ 3,708     12.58 - 14.34    51,675        0.61        1.29 - 2.69      -2.99 -  -1.60
     2010........ 4,508     12.97 - 14.57    64,079        0.90        1.29 - 2.69      12.71 -  14.33
     2009........ 5,396     11.51 - 12.74    67,248        1.59        1.29 - 2.69      24.55 -  26.34

     Oppenheimer Main Street Small Cap (SS) (ao)
     2013........   674     28.04 - 32.31    21,002        0.72        1.29 - 2.54      37.77 -  38.81
     2012........   913     20.35 - 23.28    20,594        0.33        1.29 - 2.59      14.62 -  16.15
     2011........ 1,139     17.76 - 20.04    22,199        0.42        1.29 - 2.59      -4.91 -  -3.64
     2010........ 1,421     18.67 - 20.80    28,817        0.42        1.29 - 2.59      19.87 -  21.47
     2009........ 1,723     15.58 - 17.12    28,860        0.63        1.29 - 2.59      33.34 -  35.12

Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account:
     Foreign Bond (US Dollar-Hedged)
     2013........    <1     15.91 - 15.91         2        1.77        1.50 - 1.50      -1.01 -  -1.01
     2012........    <1     16.07 - 16.07         2        2.26        1.50 - 1.50       9.18 -   9.18
     2011........    <1     14.72 - 14.72         1        2.09        1.50 - 1.50       5.17 -   5.17
     2010........    <1     14.00 - 14.00         1        1.79        1.50 - 1.50       6.87 -   6.87
     2009........    <1     13.10 - 13.10         2        3.25        1.50 - 1.50      13.90 -  13.90

     Money Market
     2013........     2      9.96 -  9.96        20        0.06        1.50 - 1.50      -1.44 -  -1.44
     2012........     2     10.11 - 10.11        21        0.06        1.50 - 1.50      -1.44 -  -1.44
     2011........     2     10.25 - 10.25        21        0.06        1.50 - 1.50      -1.44 -  -1.44
     2010........     2     10.40 - 10.40        22        0.05        1.50 - 1.50      -1.45 -  -1.45
     2009........     2     10.56 - 10.56        24        0.11        1.50 - 1.50      -1.39 -  -1.39

     PIMCO Total Return
     2013........    <1     16.65 - 16.65         2        2.14        1.50 - 1.50      -3.43 -  -3.43
     2012........    <1     17.24 - 17.24         1        2.57        1.50 - 1.50       7.94 -   7.94
     2011........    <1     15.97 - 15.97         1        2.72        1.50 - 1.50       2.06 -   2.06
     2010........    <1     15.65 - 15.65         1        2.32        1.50 - 1.50       6.50 -   6.50
     2009........    <1     14.70 - 14.70         1        2.60        1.50 - 1.50      12.36 -  12.36

     PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
     2013........   328      8.01 -  8.76     2,804        1.74        1.29 - 2.44     -16.80 - -15.82
     2012........   421      9.63 - 10.41     4,286        2.41        1.29 - 2.44       2.55 -   3.76
     2011........   477      9.39 - 10.03     4,691       14.63        1.29 - 2.44      -9.79 -  -8.73
     2010........   520     10.40 - 10.99     5,621       13.62        1.29 - 2.44      21.22 -  22.65
     2009           447      8.58 -  8.96     3,952        5.99        1.29 - 2.44      38.16 -  39.79

(ao) Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account (continued):
     PIMCO VIT Emerging Markets Bond (Advisor Shares)
     2013...   100   $ 13.73 - 15.03   $ 1,450       5.15%        1.29 - 2.44%     -9.31 -  -8.24%
     2012...   127     15.14 - 16.38     2,020       4.99         1.29 - 2.44      14.87 -  16.23
     2011...   144     13.18 - 14.09     1,989       4.43         1.29 - 2.44       3.63 -   4.85
     2010...   188     12.72 - 13.44     2,484       4.43         1.29 - 2.44       9.32 -  10.61
     2009...   122     11.64 - 12.15     1,468       5.78         1.29 - 2.44      27.28 -  28.78

     PIMCO VIT Real Return (Advisor Shares)
     2013...   376     12.21 - 13.36     4,875       1.33         1.29 - 2.44     -10.61 - -10.48
     2012...   546     13.66 - 14.92     7,959       1.01         1.29 - 2.59       5.82 -   7.24
     2011...   581     12.91 - 13.91     7,910       2.00         1.29 - 2.59       8.68 -  10.13
     2010...   723     11.96 - 12.63     8,968       1.42         1.29 - 2.44       5.37 -   6.61
     2009...   832     11.35 - 11.85     9,721       2.84         1.29 - 2.44      15.39 -  16.75

     PIMCO VIT Total Return (Advisor Shares)
     2013... 1,297     13.24 - 14.66    18,497       2.11         1.29 - 2.59      -4.60 -  -3.32
     2012... 1,583     13.88 - 15.16    23,459       2.51         1.29 - 2.59       6.65 -   8.08
     2011... 1,912     13.01 - 14.03    26,297       2.45         1.29 - 2.59       0.83 -   2.18
     2010... 2,369     12.91 - 13.73    31,973       2.38         1.29 - 2.59       5.21 -   6.62
     2009... 2,629     12.27 - 12.88    33,411       5.11         1.29 - 2.59      11.01 -  12.49

Investments in the
  Profunds VP
   Sub-Accounts
     ProFund VP Financials
     2013...    <1      8.87 -  8.87         4         --         1.50 - 1.50      30.12 -  30.12
     2012...    <1      6.82 -  6.82         4       0.11         1.50 - 1.50      22.88 -  22.88
     2011...    <1      5.55 -  5.55         3         --         1.50 - 1.50     -15.11 - -15.11
     2010...    <1      6.54 -  6.54         1         --         1.50 - 1.50     -34.64 -   9.29
     2009...    <1      6.03 - 12.81        --         --         1.00 - 2.90      13.87 -  28.14

     ProFund VP Health Care
     2013...    <1     17.21 - 17.21         5         --         1.50 - 1.50      37.69 -  37.69
     2012...    <1     12.50 - 12.50         3       0.37         1.50 - 1.50      15.66 -  15.66
     2011...    <1     10.80 - 10.80         3       0.40         1.50 - 1.50       8.49 -   8.49
     2010...    <1      9.96 -  9.96        --         --         1.50 - 1.50       1.32 -   1.32
     2009...    <1      9.83 -  9.83        --         --         1.50 - 1.50      17.79 -  17.79

     ProFund VP Mid-Cap Value
     2013...    --       N/A -   N/A        --       0.70           N/A - N/A         N/A -   N/A
     2012...    <1     10.76 - 10.76         5       0.15         1.50 - 1.50      14.84 -  14.84
     2011...    <1      9.37 -  9.37         4       0.17         1.50 - 1.50      -5.34 -  -5.34
     2010...    <1      9.90 -  9.90         4       0.30         1.50 - 1.50      18.67 -  18.67
     2009...    <1      8.34 -  8.34         4       1.97         1.50 - 1.50      28.94 -  28.94

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
   Sub-Accounts (continued):
     ProFund VP Telecommunications
     2013.........    <1   $11.15 - 11.15    $      4       0.03%       1.50 - 1.50%     10.41 -  10.41%
     2012.........    <1    10.10 - 10.10           3       3.90        1.50 - 1.50      14.79 -  14.79
     2011.........    <1     8.80 -  8.80           3       4.20        1.50 - 1.50       0.36 -   0.36
     2010.........    <1     8.77 -  8.77           1       5.13        1.50 - 1.50      13.97 -  13.97
     2009.........    <1     7.69 -  7.69          --       9.52        1.50 - 1.50       5.73 -   5.73

     ProFund VP Utilities
     2013.........     2    10.49 - 10.49          20       0.03        1.50 - 1.50      11.64 -  11.64
     2012.........     2     9.40 -  9.40          18       1.36        1.50 - 1.50      -1.34 -  -1.34
     2011.........     5     9.52 -  9.52          50       2.47        1.50 - 1.50      15.77 -  15.77
     2010.........     5     8.23 -  8.23          44       3.05        1.50 - 1.50       4.38 -   4.38
     2009.........     4     7.88 -  7.88          29       6.68        1.50 - 1.50       9.10 -   9.10

Investments in the
  Putnam Variable Trust
   Sub-Accounts:
     VT American Government Income
     2013......... 1,241    15.35 - 19.04      20,484       1.40        0.80 - 2.15      -2.62 -  -1.27
     2012......... 1,586    15.77 - 19.29      26,870       2.59        0.80 - 2.15      -0.34 -   1.04
     2011......... 1,896    15.82 - 19.09      32,176       3.81        0.80 - 2.15       4.51 -   5.94
     2010......... 2,370    15.14 - 18.02      37,973       7.87        0.80 - 2.15       2.90 -   4.32
     2009......... 2,804    14.71 - 17.28      43,436       4.22        0.80 - 2.15      18.40 -  20.03

     VT Capital Opportunities
     2013.........   196    25.10 - 28.58       5,255       0.53        0.80 - 2.00      31.42 -  33.03
     2012.........   219    19.10 - 21.48       4,443       0.40        0.80 - 2.00      13.45 -  13.57
     2011.........   264    16.82 - 18.94       4,748       0.14        0.80 - 2.15      -8.12 -  -6.86
     2010.........   301    18.30 - 20.33       5,847       0.23        0.80 - 2.15      26.75 -  28.50
     2009.........   290    14.44 - 15.82       4,415       0.54        0.80 - 2.15      42.49 -  44.46

     VT Diversified Income
     2013......... 1,484    17.29 - 21.01      27,839       3.30        0.80 - 2.15       5.50 -   6.95
     2012......... 1,758    16.39 - 19.65      31,046       5.75        0.80 - 2.15       9.12 -  10.63
     2011......... 2,041    15.02 - 17.76      32,796      10.06        0.80 - 2.15      -5.24 -  -3.94
     2010......... 2,431    15.85 - 18.49      40,914      14.58        0.80 - 2.15      10.25 -  11.77
     2009......... 3,023    14.38 - 16.54      45,809       7.06        0.80 - 2.15      52.02 -  54.11

     VT Equity Income
     2013......... 3,717    12.57 - 25.67      81,756       2.05        0.80 - 2.59      28.99 -  31.36
     2012......... 4,565     9.74 - 19.55      76,738       2.38        0.80 - 2.59      16.21 -  18.35
     2011......... 5,590     8.38 - 16.52      80,063       1.87        0.80 - 2.59     -35.70 -   1.11
     2010......... 6,698     8.44 - 16.33      95,741       1.92        0.80 - 2.59     -28.97 -  11.71
     2009......... 7,991     7.70 - 14.62     103,261       1.70        0.80 - 2.59      26.43 -  33.92

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                   ---------------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS          UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S)      LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------      ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT George Putnam Balanced
     2013.........  4,309       $13.05 - 14.73    $ 58,941      1.78%        0.80 - 2.69%    14.92 -  17.15%
     2012.........  5,104        11.36 - 12.57      60,167      2.00         0.80 - 2.69      9.50 -  11.63
     2011.........  5,948        10.37 - 11.26      63,363      2.17         0.80 - 2.69      0.01 -   1.95
     2010.........  7,236        10.37 - 11.05      76,076      5.12         0.80 - 2.69      7.85 -   9.94
     2009.........  8,496         9.62 - 10.05      81,676      4.47         0.80 - 2.69     22.25 -  24.62

     VT Global Asset Allocation
     2013.........  1,470        16.83 - 18.37      25,064      1.85         0.80 - 2.44     18.42 -  18.54
     2012.........  1,667        14.20 - 15.52      24,354      0.77         0.80 - 2.59     11.23 -  13.28
     2011.........  2,013        12.53 - 13.95      26,313      4.63         0.80 - 2.59     -2.99 -  -1.21
     2010.........  2,438        12.69 - 14.38      32,764      5.64         0.80 - 2.59     11.72 -  13.77
     2009.........  2,788        11.15 - 12.87      32,863      5.58         0.80 - 2.59     31.71 -  34.12

     VT Global Equity
     2013.........  1,632         7.75 - 11.72      18,696      1.52         0.80 - 2.15     29.14 -  30.92
     2012.........  1,893         6.00 -  8.95      16,629      1.69         0.80 - 2.15     17.59 -  19.22
     2011.........  2,226         5.10 -  7.51      16,534      2.10         0.80 - 2.15     -6.99 -  -5.71
     2010.........  2,785         5.49 -  7.96      21,878      2.20         0.80 - 2.15      7.48 -   8.96
     2009.........  3,494         5.10 -  7.31      25,105        --         0.80 - 2.15     27.18 -  28.93

     VT Global Health Care
     2013.........  1,449        19.80 - 22.68      29,447      1.13         0.80 - 2.49     38.14 -  40.53
     2012.........  1,678        14.33 - 16.14      24,419      1.35         0.80 - 2.49     19.22 -  21.29
     2011.........  1,982        12.02 - 13.31      23,902      0.87         0.80 - 2.49     -3.63 -  -1.97
     2010.........  2,434        12.47 - 13.58      30,167      1.95         0.80 - 2.49     -0.08 -   1.65
     2009.........  2,932        12.48 - 13.36      35,955        --         0.80 - 2.49     22.87 -  24.99

     VT Global Utilities
     2013.........    883        12.84 - 18.32      11,550      2.58         0.80 - 2.69     10.75 -  12.91
     2012.........  1,040        11.37 - 16.54      12,146      3.81         0.80 - 2.69      2.21 -   4.20
     2011.........  1,245        10.91 - 16.18      14,107      3.65         0.80 - 2.69     -7.95 -  -6.16
     2010.........  1,528        11.63 - 17.58      18,568      4.00         0.80 - 2.69     -0.90 -   1.02
     2009.........  1,865        11.51 - 17.74      22,486      3.78         0.80 - 2.69      4.47 -   6.50

     VT Growth and Income
     2013......... 10,395        17.47 - 18.19     157,751      1.72         0.70 - 2.69     32.03 -  34.73
     2012......... 12,240        12.97 - 13.77     139,367      1.79         0.70 - 2.69     15.93 -  18.30
     2011......... 14,617        10.96 - 11.88     141,861      1.30         0.70 - 2.69     -7.20 -  -5.31
     2010......... 17,810        11.58 - 12.80     184,255      1.54         0.70 - 2.69     11.30 -  13.58
     2009......... 21,905        10.19 - 11.50     200,607      2.59         0.70 - 2.69     26.32 -  28.91

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                       --------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Growth Opportunities
     2013.............  1,549      $ 6.26 -  7.59    $ 10,806       0.50%        0.80 - 2.15%    33.21 -  35.05%
     2012.............  1,847        4.70 -  5.62       9,608       0.09         0.80 - 2.15     15.03 -  16.62
     2011.............  2,117        4.09 -  4.82       9,501       0.17         0.80 - 2.15     -6.18 -  -4.89
     2010.............  2,306        4.36 -  5.07      10,973       0.21       0.80  -  2.15     14.79 -  16.38
     2009.............  2,856        3.80 -  4.35      11,750       0.75       0.80  -  2.15     37.83 -  39.73

     VT High Yield
     2013.............  1,804       21.36 - 23.07      39,729       7.15         0.80 - 2.54      5.67 -   6.99
     2012.............  2,136       20.22 - 21.56      44,425       7.81         0.80 - 2.59     13.00 -  15.08
     2011.............  2,500       17.89 - 18.73      45,504       8.21         0.80 - 2.59     -0.87 -   0.94
     2010.............  3,100       18.05 - 18.56      56,454       7.51         0.80 - 2.59     11.09 -  13.13
     2009.............  3,703       16.25 - 16.40      59,793      10.29         0.80 - 2.59     46.30 -  48.98

     VT Income
     2013.............  4,977       13.67 - 19.77      81,699       3.90         0.80 - 2.54     -0.72 -  -1.06
     2012.............  5,874       13.77 - 19.56      95,918       5.15         0.80 - 2.54      7.92 -   9.86
     2011.............  6,875       12.76 - 17.81     102,954       9.15         0.80 - 2.54      2.34 -   4.16
     2010.............  8,791       12.47 - 17.10     127,121      11.26         0.80 - 2.54      7.08 -   8.99
     2009............. 10,248       11.64 - 15.69     137,453       5.87         0.80 - 2.54     42.93 -  45.48

     VT International Equity
     2013.............  6,439       13.02 - 17.40      97,085       1.46         0.70 - 2.59     24.76 -  27.18
     2012.............  7,707       10.23 - 13.95      92,599       2.26         0.70 - 2.59     18.75 -  21.06
     2011.............  9,304        8.45 - 11.74      93,329       3.43         0.70 - 2.59    -23.28 - -17.51
     2010............. 10,864       10.25 - 14.51     132,418       3.50         0.70 - 2.59      1.61 -   9.26
     2009............. 13,331        9.38 - 13.54     149,649         --         0.70 - 2.59     21.40 -  23.76

     VT International Growth
     2013.............  1,126        8.53 - 13.59      14,739       1.05         0.80 - 2.15     19.74 -  21.39
     2012.............  1,306        7.12 - 11.20      14,073       1.48         0.80 - 2.15     18.40 -  20.04
     2011.............  1,545        6.02 -  9.33      14,000       2.52         0.80 - 2.15    -19.66 - -18.55
     2010.............  1,737        7.49 - 11.45      19,448       2.77         0.80 - 2.15      9.79 -  11.31
     2009.............  2,263        6.82 - 10.29      22,562       1.37         0.80 - 2.15     35.39 -  37.26

     VT International Value
     2013.............  1,096       12.46 - 15.85      16,375       2.53         0.80 - 2.15     19.59 -  21.23
     2012.............  1,238       10.42 - 13.08      15,369       3.14         0.80 - 2.15     19.08 -  20.73
     2011.............  1,543        8.75 - 10.83      15,943       2.74         0.80 - 2.15    -15.63 - -14.47
     2010.............  1,943       10.37 - 12.66      23,612       3.26         0.80 - 2.15      4.82 -   6.27
     2009.............  2,451        9.90 - 11.92      28,222         --         0.80 - 2.15     23.48 -  25.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                     FOR THE YEAR ENDED DECEMBER 31,
                       ------------------------------------ ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS      UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Investors
     2013.............  4,884   $11.58 - 17.79    $ 57,858      1.51%        0.80 - 2.44%     31.83 -  34.04%
     2012.............  5,775     8.64 - 13.50      51,364      1.37         0.80 - 2.44      13.97 -  15.89
     2011.............  6,981     7.46 - 11.84      53,722      1.15         0.80 - 2.44      -8.52 -  -0.76
     2010.............  8,264     7.51 - 12.13      64,481      1.24         0.80 - 2.44       4.16 -  13.01
     2009............. 10,361     6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78

     VT Money Market
     2013.............  6,570     8.72 - 11.67      65,393      0.01         0.80 - 2.59      -2.58 -  -0.79
     2012.............  8,055     8.95 - 11.77      81,873      0.01         0.80 - 2.59      -2.59 -  -0.79
     2011.............  8,989     9.19 - 11.86      92,775      0.01         0.80 - 2.59      -2.57 -  -0.79
     2010............. 10,950     9.43 - 11.96     114,784      0.04         0.80 - 2.59      -2.55 -  -0.76
     2009............. 13,389     9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59

     VT Multi Cap Growth
     2013.............  7,351    11.64 - 20.73      85,227      0.51         0.80 - 2.69      32.77 -  35.35
     2012.............  8,569     8.60 - 15.62      74,102      0.25         0.80 - 2.69      13.61 -  15.82
     2011............. 10,185     7.42 - 13.74      76,544      0.27         0.80 - 2.69      -7.63 -  -5.84
     2010............. 12,642     7.88 - 14.88     101,745      0.25         0.80 - 2.69      16.34 -  18.60
     2009.............  8,619     6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08

     VT Multi Cap Value
     2013.............    301    24.42 - 27.81       7,871      1.20         0.80 - 2.00      39.23 -  40.93
     2012.............    348    17.54 - 19.73       6,488      0.40         0.80 - 2.00      13.93 -  15.32
     2011.............    382    15.40 - 17.11       6,220      0.28         0.80 - 2.00      -7.01 -  -5.88
     2010.............    471    16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58 -  23.07
     2009.............    564    13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89

     VT Research
     2013.............  1,932    14.27 - 19.12      26,998      1.13         0.80 - 2.34      30.24 -  32.30
     2012.............  2,279    10.78 - 14.68      24,258      1.08         0.80 - 2.34      15.15 -  16.97
     2011.............  2,810     9.22 - 12.75      25,746      0.83         0.80 - 2.34      -4.04 -  -2.53
     2010.............  3,483     9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66 -  15.45
     2009.............  4,329     8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12

     VT Small Cap Value
     2013.............  1,813    18.89 - 22.08      48,018      0.88         0.70 - 2.30      36.44 -  38.63
     2012.............  2,165    13.85 - 15.93      41,992      0.47         0.70 - 2.30      14.81 -  16.67
     2011.............  2,623    12.06 - 13.65      43,849      0.51         0.70 - 2.30      -6.89 -  -5.39
     2010.............  3,255    12.95 - 14.43      57,624      0.30         0.70 - 2.30      23.12 -  25.11
     2009.............  3,821    10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62

     VT Voyager
     2013.............  8,343    14.28 - 19.41     119,381      0.81         0.80 - 2.69      39.86 -  42.58
     2012............. 10,008    10.02 - 13.88     101,747      0.36         0.80 - 2.69      11.15 -  40.64
     2011............. 11,845     7.12 - 12.48     107,441        --         0.70 - 2.69     -20.06 - -18.42
     2010............. 13,951     8.73 - 15.62     156,358      1.28         0.70 - 2.69      17.55 -  19.96
     2009............. 17,282     7.28 - 13.28     161,418      0.81         0.70 - 2.69      59.49 -  62.75

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Core Plus Fixed Income
     2013.........    48   $13.53 - 14.43    $   659       3.73%        1.35 - 1.85%     -2.16 -  -1.66%
     2012.........    64    13.83 - 14.67        910       4.84         1.35 - 1.85       7.41 -   7.96
     2011.........    74    12.87 - 13.59        994       3.62         1.35 - 1.85       3.70 -   4.23
     2010.........    75    12.41 - 13.04        967       6.74         1.35 - 1.85       5.16 -   5.70
     2009.........   102    11.81 - 12.34      1,237       8.60         1.35 - 1.85       7.62 -   8.16

     Van Kampen UIF Emerging Markets Equity
     2013......... 1,142    19.44 - 27.55     23,231       1.18         0.70 - 2.20      -3.18 -  -1.72
     2012......... 1,377    19.77 - 28.46     28,583         --         0.70 - 2.20      17.34 -  19.11
     2011......... 1,607    16.60 - 24.25     28,314       0.40         0.70 - 2.20     -20.00 - -18.79
     2010......... 1,868    20.44 - 30.31     41,174       0.58         0.70 - 2.20      16.44 -  18.19
     2009......... 1,949    17.30 - 26.03     36,845         --         0.70 - 2.20      66.15 -  68.66

     Van Kampen UIF Global Tactical Asset Allocation Portfolio (ae)
     2013......... 6,536    13.45 - 14.88     92,037       0.20         0.70 - 2.20      13.42 -  15.14
     2012......... 1,140    11.68 - 13.12     12,307       2.13         0.70 - 2.20      11.36 -  13.05
     2011......... 1,320    10.33 - 11.78     12,723       1.31         0.70 - 2.20      -4.35 -   3.02
     2010......... 1,623    10.80 - 12.50     16,486       2.90         0.70 - 2.20       3.39 -   4.95
     2009......... 1,980    10.29 - 12.09     19,324       2.82         0.70 - 2.20      29.65 -  31.61

     Van Kampen UIF Growth
     2013......... 1,540    16.89 - 20.88     27,382       0.43         0.70 - 2.69      44.09 -  47.04
     2012......... 1,901    11.49 - 14.49     23,350         --         0.70 - 2.69      11.29 -  13.58
     2011......... 2,255    10.11 - 13.02     24,622       0.11         0.70 - 2.69      -5.41 -  -3.48
     2010......... 2,712    10.48 - 13.77     30,980       0.12         0.70 - 2.69      19.56 -  22.00
     2009......... 3,168     8.59 - 11.51     30,116         --         0.70 - 2.69      61.10 -  64.40

     Van Kampen UIF Mid Cap Growth
     2013.........   651    24.60 - 28.52     16,585       0.35         0.70 - 2.30      34.36 -  36.53
     2012.........   820    18.31 - 20.89     15,471         --         0.70 - 2.30       6.21 -   7.93
     2011......... 1,019    17.24 - 19.36     17,983       0.34         0.70 - 2.30      -9.23 -  -7.77
     2010......... 1,218    18.99 - 20.99     23,536         --         0.70 - 2.30      29.31 -  31.39
     2009......... 1,424    14.68 - 15.97     21,180         --         0.70 - 2.30      54.08 -  56.56

     Van Kampen UIF U.S. Real Estate
     2013.........   597    22.74 - 41.48     18,746       1.11         0.70 - 2.30      -0.27 -   1.34
     2012.........   682    22.80 - 40.93     21,401       0.87         0.70 - 2.30      13.20 -  15.03
     2011.........   793    20.14 - 35.59     21,863       0.84         0.70 - 2.30       3.52 -   5.18
     2010.........   972    19.46 - 33.83     25,796       2.18         0.70 - 2.30      27.01 -  29.06
     2009......... 1,134    15.32 - 26.22     23,487       2.84         0.70 - 2.30      25.43 -  27.46

(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Emerging Markets Debt (Class II)
     2013.........   524   $17.53 - 20.19    $12,012       3.91%        1.29 - 2.59%    -11.12 -  -9.93%
     2012.........   605    22.42 - 24.17     15,434       2.78         1.29 - 2.59      14.82 -  16.35
     2011.........   782    19.26 - 21.05     17,195       3.46         1.29 - 2.59       4.12 -   5.51
     2010......... 1,023    18.26 - 20.22     21,338       4.20         1.29 - 2.59     -12.16 -   6.90
     2009......... 1,148    16.86 - 18.91     22,075       7.70         1.29 - 2.59      26.74 -  28.43

     Van Kampen UIF Emerging Markets Equity (Class II)
     2013.........   274    30.57 - 35.21      9,293       1.11         1.29 - 2.59      -3.66 -  -2.38
     2012.........   338    31.73 - 36.07     11,766         --         1.29 - 2.59      16.73 -  18.29
     2011.........   422    27.18 - 30.49     12,492       0.36         1.29 - 2.59     -20.35 - -19.29
     2010.........   511    34.13 - 37.78     18,755       0.56         1.29 - 2.59      15.87 -  17.41
     2009.........   593    29.46 - 32.18     18,635         --         1.29 - 2.59      65.71 -  67.92

     Van Kampen UIF Global Franchise (Class II)
     2013......... 1,856    23.43 - 24.92     46,553       2.64         1.29 - 2.59      16.56 -  18.12
     2012......... 2,389    19.84 - 21.38     51,202       2.25         1.29 - 2.59      12.59 -  14.10
     2011......... 2,988    17.38 - 18.99     56,372       3.31         1.29 - 2.59       7.65 -  28.99
     2010......... 3,715    16.15 - 17.87     65,406       0.54         1.29 - 2.59      11.10 -  12.58
     2009......... 4,693    14.35 - 16.09     74,017       7.63         1.29 - 2.59      26.21 -  27.89

     Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II) (ag)
     2013 (m)..... 2,266    15.13 - 17.42     31,979       0.12         1.29 - 2.59       8.25 -   9.24

     Van Kampen UIF Growth (Class II)
     2013.........   288    23.39 - 23.45      7,194       0.21         1.29 - 2.59      43.90 -  45.82
     2012.........   394    16.04 - 16.29      6,732         --         1.29 - 2.59      11.09 -  12.58
     2011.........   509    14.25 - 14.67      7,708         --         1.29 - 2.59      -4.29 -   7.62
     2010.........   633    14.89 - 15.53     10,101         --         1.29 - 2.59      19.44 -  21.03
     2009.........   756    12.30 - 13.00     10,008         --         1.29 - 2.59      60.87 -  63.02

     Van Kampen UIF Mid Cap Growth (Class II)
     2013......... 1,037    16.91 - 29.22     23,805       0.24         1.29 - 2.59      33.93 -  35.71
     2012......... 1,394    12.46 - 21.82     23,493         --         1.29 - 2.59       5.67 -   7.09
     2011......... 1,641    11.63 - 20.65     26,252       0.25         1.29 - 2.59      -8.37 -  73.05
     2010......... 2,000    12.70 - 22.84     35,651         --         1.29 - 2.59      28.85 -  30.56
     2009......... 2,520     9.72 - 17.72     34,343         --         1.29 - 2.59      53.29 -  55.34

(m) For the period beginning April 26, 2013 and ended December 31, 2013
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                         ACCUMULATION                                    EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts (continued):
     Van Kampen UIF Small Company Growth (Class II)
     2013.....   363    $31.84 - 36.68     $12,718         -- %        1.29 - 2.59%     66.90 -  69.12%
     2012.....   474     19.08 - 21.69       9,880          --         1.29 - 2.59      11.73 -  13.22
     2011.....   601     17.08 - 19.16      11,112        4.01         1.29 - 2.59     -11.08 -  -9.89
     2010.....   752     19.20 - 21.26      15,510          --         1.29 - 2.59      23.28 -  24.93
     2009.....   886     15.58 - 17.02      14,682          --         1.29 - 2.59      42.85 -  44.75

     Van Kampen UIF U.S. Real Estate (Class II)
     2013..... 1,348     22.60 - 26.04      36,894        0.86         1.29 - 2.59      -0.88 -   0.44
     2012..... 1,553     25.88 - 25.92      42,444        0.60         1.29 - 2.59      12.79 -  13.95
     2011..... 1,894     22.71 - 22.98      45,526        0.54         1.29 - 2.59      -8.67 -   2.93
     2010..... 2,367     21.78 - 22.14      54,626        1.97         1.29 - 2.69       6.05 -  27.86
     2009..... 2,830     17.03 - 17.56      51,314        2.71         1.29 - 2.69      25.03 -  26.84

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                        Year Ended December 31,
($ in millions)                                         ----------------------
                                                         2013    2012    2011
                                                        ------  ------  ------
Revenues
   Premiums (net of reinsurance ceded of $367,
     $402 and $447).................................... $  613  $  593  $  624
   Contract charges (net of reinsurance ceded
     of $251, $252 and $283)...........................  1,054   1,029   1,008
   Net investment income...............................  2,485   2,597   2,637
   Realized capital gains and losses:
       Total other-than-temporary impairment
         losses........................................    (49)    (60)   (279)
       Portion of loss recognized in other
         comprehensive income..........................     (3)     (8)    (14)
                                                        ------  ------  ------
          Net other-than-temporary impairment
            losses recognized in earnings..............    (52)    (68)   (293)
       Sales and other realized capital gains
         and losses....................................    128      52     683
                                                        ------  ------  ------
          Total realized capital gains and
            losses.....................................     76     (16)    390
                                                        ------  ------  ------
                                                         4,228   4,203   4,659
                                                        ------  ------  ------
Costs and expenses
   Contract benefits (net of reinsurance ceded
     of $331, $644 and $631)...........................  1,606   1,521   1,502
   Interest credited to contractholder funds
     (net of reinsurance ceded of $27, $28 and
     $27)..............................................  1,251   1,289   1,608
   Amortization of deferred policy acquisition
     costs.............................................    240     324     430
   Operating costs and expenses........................    434     437     394
   Restructuring and related charges...................      6      --       1
   Interest expense....................................     23      45      45
                                                        ------  ------  ------
                                                         3,560   3,616   3,980
                                                        ------  ------  ------
(Loss) gain on disposition of operations...............   (687)     18      15
                                                        ------  ------  ------
(Loss) income from operations before income tax
  expense                                                  (19)    605     694

Income tax expense.....................................     19     179     225
                                                        ------  ------  ------
Net (loss) income                                          (38)    426     469
                                                        ------  ------  ------
Other comprehensive (loss) income, after-tax
   Change in unrealized net capital gains and
     losses............................................   (707)    821     275
   Change in unrealized foreign currency
     translation adjustments...........................      2      --      (1)
                                                        ------  ------  ------
       Other comprehensive (loss) income,
         after-tax.....................................   (705)    821     274
                                                        ------  ------  ------
Comprehensive (loss) income                             $ (743) $1,247  $  743
                                                        ======  ======  ======

                See notes to consolidated financial statements.
                                      1

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                            December 31,
($ in millions, except par value data)                    ----------------
                                                            2013     2012
                                                          -------  -------
Assets
Investments
   Fixed income securities, at fair value
     (amortized cost $27,427 and $41,194)................ $28,756  $44,876
   Mortgage loans........................................   4,173    5,943
   Equity securities, at fair value (cost $565
     and $310)...........................................     650      345
   Limited partnership interests.........................   2,064    1,924
   Short-term, at fair value (amortized cost $590
     and $875)...........................................     590      875
   Policy loans..........................................     623      836
   Other.................................................   1,088    1,067
                                                          -------  -------
       Total investments.................................  37,944   55,866
Cash.....................................................      93      341
Deferred policy acquisition costs........................   1,331    1,834
Reinsurance recoverables.................................   2,754    4,570
Accrued investment income................................     358      489
Other assets.............................................     256      401
Separate Accounts........................................   5,039    6,610
Assets held for sale.....................................  15,593       --
                                                          -------  -------
          Total assets................................... $63,368  $70,111
                                                          =======  =======
Liabilities
Contractholder funds..................................... $23,604  $38,634
Reserve for life-contingent contract benefits............  11,589   14,117
Unearned premiums........................................       6       20
Payable to affiliates, net...............................     100      111
Other liabilities and accrued expenses...................     838    1,286
Deferred income taxes....................................     941    1,524
Notes due to related parties.............................     282      496
Separate Accounts........................................   5,039    6,610
Liabilities held for sale................................  14,899       --
                                                          -------  -------
          Total liabilities..............................  57,298   62,798
                                                          -------  -------
Commitments and Contingent Liabilities (Notes 8
  and 12)
Shareholder's Equity
Redeemable preferred stock - series A, $100 par
  value, 1,500,000 shares authorized, none issued........      --       --
Redeemable preferred stock - series B, $100 par
  value, 1,500,000 shares authorized, none issued........      --       --
Common stock, $227 par value, 23,800 shares
  authorized and outstanding.............................       5        5
Additional capital paid-in...............................   2,690    3,190
Retained income..........................................   2,447    2,485
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital gains and losses on
         fixed income securities with OTTI...............      31       (5)
       Other unrealized net capital gains and
         losses..........................................     997    2,405
       Unrealized adjustment to DAC, DSI and
         insurance reserves..............................    (101)    (766)
                                                          -------  -------
          Total unrealized net capital gains and
            losses.......................................     927    1,634
       Unrealized foreign currency translation
         adjustments.....................................       1       (1)
                                                          -------  -------
          Total accumulated other comprehensive
            income.......................................     928    1,633
                                                          -------  -------
          Total shareholder's equity.....................   6,070    7,313
                                                          -------  -------
          Total liabilities and shareholder's
            equity....................................... $63,368  $70,111
                                                          =======  =======

                See notes to consolidated financial statements.
                                      2

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                   Year Ended December 31,
($ in millions)                                    ----------------------
                                                    2013    2012    2011
                                                   ------  ------  ------
Common stock...................................... $    5  $    5  $    5
                                                   ------  ------  ------
Additional capital paid-in
Balance, beginning of year........................  3,190   3,190   3,189
Return of capital.................................   (500)     --      --
Gain on purchase of investments from affiliate....     --      --       1
                                                   ------  ------  ------
Balance, end of year..............................  2,690   3,190   3,190
                                                   ------  ------  ------
Retained income
Balance, beginning of year........................  2,485   2,060   1,587
Net (loss) income.................................    (38)    426     469
Loss on reinsurance agreement with an affiliate...     --      (1)     --
Forgiveness of payable due to parent..............     --      --       4
                                                   ------  ------  ------
Balance, end of year..............................  2,447   2,485   2,060
                                                   ------  ------  ------
Accumulated other comprehensive income
Balance, beginning of year........................  1,633     812     538
Change in unrealized net capital gains and losses.   (707)    821     275
Change in unrealized foreign currency translation
  adjustments.....................................      2      --      (1)
                                                   ------  ------  ------
Balance, end of year..............................    928   1,633     812
                                                   ------  ------  ------
Total shareholder's equity........................ $6,070  $7,313  $6,067
                                                   ======  ======  ======

                See notes to consolidated financial statements.
                                      3

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                    Year Ended December 31,
($ in millions)                                   --------------------------
                                                    2013     2012     2011
                                                  -------  -------  --------
Cash flows from operating activities
Net (loss) income................................ $   (38) $   426  $    469
Adjustments to reconcile net (loss)
  income to net cash provided by
  operating activities:
   Amortization and other non-cash items.........     (73)     (25)      (61)
   Realized capital gains and losses.............     (76)      16      (390)
   Loss (gain) on disposition of
     operations..................................     687      (18)      (15)
   Interest credited to contractholder
     funds.......................................   1,251    1,289     1,608
   Changes in:
       Policy benefits and other
         insurance reserves......................    (634)    (656)     (568)
       Unearned premiums.........................      (2)      (3)       (4)
       Deferred policy acquisition costs.........     (14)      62       189
       Reinsurance recoverables, net.............     (54)    (157)     (259)
       Income taxes..............................      33      248       164
       Other operating assets and
         liabilities.............................     (65)     (35)      (46)
                                                  -------  -------  --------
          Net cash provided by operating
            activities...........................   1,015    1,147     1,087
                                                  -------  -------  --------
Cash flows from investing activities
Proceeds from sales
   Fixed income securities.......................   4,046    6,674    11,490
   Equity securities.............................     265       22        70
   Limited partnership interests.................     387      201       175
   Mortgage loans................................      24       15        97
   Other investments.............................      38      111       153
Investment collections
   Fixed income securities.......................   4,168    3,077     3,072
   Mortgage loans................................     926    1,022       692
   Other investments.............................      88       84        93
Investment purchases
   Fixed income securities.......................  (4,348)  (7,458)  (10,002)
   Equity securities.............................    (453)    (201)      (14)
   Limited partnership interests.................    (597)    (507)     (397)
   Mortgage loans................................    (522)    (449)     (820)
   Other investments.............................     (81)    (159)     (340)
Change in short-term investments, net............    (108)      16       463
Change in policy loans and other
  investments, net...............................      76       56      (280)
Disposition of operations........................      --       13        --
                                                  -------  -------  --------
          Net cash provided by investing
            activities...........................   3,909    2,517     4,452
                                                  -------  -------  --------
Cash flows from financing activities
Contractholder fund deposits.....................   2,062    2,061     1,871
Contractholder fund withdrawals..................  (6,520)  (5,490)   (7,218)
Return of capital................................    (500)      --        --
Repayment of notes due to related parties........    (214)    (204)       --
                                                  -------  -------  --------
          Net cash used in financing
            activities...........................  (5,172)  (3,633)   (5,347)
                                                  -------  -------  --------
Net (decrease) increase in cash..................    (248)      31       192
Cash at beginning of year........................     341      310       118
                                                  -------  -------  --------
Cash at end of year.............................. $    93  $   341  $    310
                                                  =======  =======  ========

                See notes to consolidated financial statements.
                                      4

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. General

Basis of presentation

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   To conform to the current year presentation, certain amounts in the prior year notes to consolidated financial statements have been reclassified.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

   The Company sells life insurance and voluntary accident and health insurance products. The principal products are interest-sensitive, traditional and variable life insurance. Effective January 1, 2014, the Company no longer offers fixed annuities such as deferred and immediate annuities. Institutional products consisting of funding agreements sold to unaffiliated trusts that use them to back medium-term notes were offered prior to 2009. The following table summarizes premiums and contract charges by product.

                                                          2013   2012   2011
   ($ in millions)                                       ------ ------ ------
   Premiums
      Traditional life insurance........................ $  471 $  449 $  420
      Immediate annuities with life contingencies.......     37     45    106
      Accident and health insurance.....................    105     99     98
                                                         ------ ------ ------
          Total premiums................................    613    593    624
   Contract charges
      Interest-sensitive life insurance.................  1,036  1,011    975
      Fixed annuities...................................     18     18     33
                                                         ------ ------ ------
          Total contract charges........................  1,054  1,029  1,008
                                                         ------ ------ ------
             Total premiums and contract charges........ $1,667 $1,622 $1,632
                                                         ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2013, the top geographic locations for statutory premiums and annuity considerations were California, Texas, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists, and workplace enrolling independent agents in New York.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. Summary of Significant Accounting Policies

Investments

   Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of agent loans, bank loans, notes due from related party and derivatives. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.

   Investment income primarily consists of interest, dividends, income from certain derivative transactions, income from cost method limited partnership interests, and, in 2013 and 2012, income from EMA limited partnership interests. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company's share of the partnerships' net income, including unrealized gains and losses, and is recognized on a delay due to the availability of the related financial statements. Income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay and income recognition on other funds is generally on a one month delay.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and, in 2011, income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including principal payments, are determined on a specific identification basis.

Derivative and embedded derivative financial instruments

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

Securities loaned

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

Recognition of premium revenues and contract charges, and related benefits and interest credited

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

Deferred policy acquisition and sales inducement costs

   Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $8 million and $10 million as of December 31, 2013 and 2012, respectively. Amortization expense of the present value of future profits was $2 million, $3 million and $2 million in 2013, 2012 and 2011, respectively.

Reinsurance

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

Goodwill

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2013 and 2012. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2013 or 2012.

Income taxes

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, DAC, insurance reserves and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

Contractholder funds

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

Held for sale classification

   Business is classified as held for sale when management has approved or received approval to sell the business, the sale is probable to occur during the next 12 months at a price that is reasonable in relation to its current fair value and certain other specified criteria are met. A business classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value less cost to sell, a loss is recognized. Assets and liabilities related to a business classified as held for sale are segregated in the Consolidated Statement of Position in the period in which the business is classified as held for sale.

Separate accounts

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

Off-balance sheet financial instruments

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 8 and
Note 12).

Adopted accounting standards

Disclosures about Offsetting Assets and Liabilities

   In December 2011 and January 2013, the Financial Accounting Standards Board ("FASB") issued guidance requiring expanded disclosures, including both gross and net information, for derivatives, repurchase and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The Company adopted the new guidance in the first quarter of 2013. The new guidance affects disclosures only and therefore had no impact on the Company's results of operations or financial position.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

   In February 2013, the FASB issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by income statement line item but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The Company adopted the new guidance in the first quarter of 2013. The new guidance affects disclosures only and therefore had no impact on the Company's results of operations or financial position.

Pending accounting standard

Accounting for Investments in Qualified Affordable Housing Projects

   In January 2014, the FASB issued guidance which allows entities that invest in certain qualified affordable housing projects through limited liability entities the option to account for these investments using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense or benefit. The guidance is effective for reporting periods beginning after December 15, 2014 and is to be applied retrospectively. The Company is in the process of evaluating the impact of adoption, which is not expected to be material to the Company's results of operations and financial position.

3. Held for Sale Transaction

   On July 17, 2013, the Company entered into a definitive agreement with Resolution Life Holdings, Inc. to sell Lincoln Benefit Life Company ("LBL"), LBL's life insurance business generated through independent master brokerage agencies, and all of LBL's deferred fixed annuity and long-term care insurance business for $600 million subject to certain adjustments as of the closing date. The transaction is subject to regulatory approvals and other customary closing conditions. The Company expects the closing to occur in April 2014. The estimated loss on disposition of $521 million, after-tax, was recorded in 2013, excluding any impact of unrealized net capital gains and losses. This transaction met the criteria for held for sale accounting. As a result, the related assets and liabilities are included as single line items in the asset and liability sections of the Consolidated Statement of Financial Position as of December 31, 2013. The following table summarizes the assets and liabilities held for sale as of December 31, 2013.

       ($ in millions)
       Assets
       Investments
          Fixed income securities............................... $10,167
          Mortgage loans........................................   1,367
          Short-term investments................................     160
          Policy loans..........................................     198
          Other investments.....................................      91
                                                                 -------
              Total investments.................................  11,983
       Deferred policy acquisition costs........................     743
       Reinsurance recoverables, net............................   1,660
       Accrued investment income................................     109
       Other assets.............................................      79
       Separate Accounts........................................   1,701
                                                                 -------
                 Assets held for sale...........................  16,275
                 Less: Loss accrual.............................    (682)
                                                                 -------
                     Total assets held for sale................. $15,593
                                                                 =======
       Liabilities
       Reserve for life-contingent contract benefits............ $ 1,894
       Contractholder funds.....................................  10,945
       Unearned premiums........................................      12
       Deferred income taxes....................................     151
       Other liabilities and accrued expenses...................     196
       Separate Accounts........................................   1,701
                                                                 -------
                     Total liabilities held for sale............ $14,899
                                                                 =======

   Included in shareholder's equity is $85 million of accumulated other comprehensive income related to assets held for sale.

4. Supplemental Cash Flow Information

   Non-cash modifications of certain mortgage loans, fixed income securities, limited partnership interests and other investments, as well as mergers completed with equity securities, totaled $306 million, $231 million and $486 million in 2013, 2012 and 2011, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $322 million, $543 million and $220 million as of December 31, 2013, 2012 and 2011, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") and cleared derivatives were $6 million, $18 million and $43 million as of December 31, 2013, 2012 and 2011, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                      2013   2012   2011
      ($ in millions)                                -----  -----  -----
      Net change in proceeds managed
      Net change in short-term investments.......... $ 235  $(298) $ 202
                                                     -----  -----  -----
         Operating cash flow provided (used)........   235   (298)   202
      Net change in cash............................    (2)    --     --
                                                     -----  -----  -----
         Net change in proceeds managed............. $ 233  $(298) $ 202
                                                     =====  =====  =====
      Net change in liabilities
      Liabilities for collateral, beginning of year. $(561) $(263) $(465)
      Liabilities for collateral, end of year.......  (328)  (561)  (263)
                                                     -----  -----  -----
         Operating cash flow (used) provided........ $(233) $ 298  $(202)
                                                     =====  =====  =====

   In 2011, a payable associated with the pension benefit obligations due to AIC totaling $4 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

5. Related Party Transactions

Business operations

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $456 million, $451 million and $399 million in 2013, 2012 and 2011, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

Structured settlement annuities

   The Company issued $7 million, $35 million and $56 million of structured settlement annuities, a type of immediate annuity, in 2013, 2012 and 2011, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4 million, $3 million and $11 million relate to structured settlement annuities with life contingencies and are included in premium revenue for 2013, 2012 and 2011, respectively. Effective March 22, 2013, the Company no longer offers structured settlement annuities.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.72 billion and $4.77 billion as of December 31, 2013 and 2012, respectively.

Broker-Dealer agreement

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $13 million, $11 million and $15 million in 2013, 2012 and 2011, respectively.

Reinsurance

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 10.

   In September 2012, Lincoln Benefit Life Company, a consolidated subsidiary of ALIC, entered into a coinsurance reinsurance agreement with Lincoln Benefit Reinsurance Company ("LB Re"), an unconsolidated affiliate of the Company, to cede certain interest-sensitive life insurance policies to LB Re. In connection with the agreement, the Company recorded reinsurance recoverables of $2 million and paid $3 million in cash. The $1 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

Income taxes

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).

Notes due to related parties

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                           2013 2012
           ($ in millions)                                 ---- ----
           6.35% Note, due 2018, to AIC................... $  7 $  7
           5.75% Note, due 2018, to AIC...................   --    4
           5.75% Note, due 2018, to AIC...................   --   10
           7.00% Surplus Note, due 2028, to AIC /(1)/.....   --  200
           6.74% Surplus Note, due 2029, to Kennett /(1)/.   25   25
           5.06% Surplus Note, due 2035, to Kennett /(1)/.  100  100
           6.18% Surplus Note, due 2036, to Kennett /(1)/.  100  100
           5.93% Surplus Note, due 2038, to Kennett /(1)/.   50   50
                                                           ---- ----
              Total notes due to related parties.......... $282 $496
                                                           ==== ====
--------
/(1)/No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2013 and 2012.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In each of 2013, 2012 and 2011, the Company recorded net investment income on these notes of $15 million. In each of 2013, 2012 and 2011, the Company incurred $16 million of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In both 2013 and 2012, the Company repaid $200 million of principal on this surplus note. In 2013, 2012 and 2011, the Company incurred interest expense on this surplus note of $7 million, $27 million and $28 million, respectively.

   In March 2011, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2013, 2012 and 2011, the Company incurred interest expense on these notes of $1 million, $1 million and $745 thousand respectively.

Liquidity and intercompany loan agreements

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2013 or 2012.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2013 or 2012.

   RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement ("Credit Agreement") with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2013 or 2012.

Capital support agreement

   The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2013 and 2012, no capital had been provided by AIC under this agreement.

Investment purchases and sales

   In November 2011, Allstate Finance Company, LLC ("AFC"), a consolidated subsidiary of ALIC, paid $176 million in cash to purchase loans issued to exclusive Allstate agents ("agent loans") with a fair value of $175 million on the date of sale and $1 million of accrued investment income from Allstate Bank, an unconsolidated affiliate of ALIC. Since the transaction was between affiliates under common control, the agent loans were recorded by AFC at Allstate Bank's carrying value on the date of sale, which was the outstanding unpaid principal balance, net of valuation allowance and deferred fees, of $176 million and $1 million of accrued investment income. The $1 million difference between the fair value of assets received and Allstate Bank's carrying value was recorded as an increase to additional capital paid-in.

Pension benefit plans

   Effective November 30, 2011, the Corporation became the sponsor of the defined benefit pension plans that cover most full-time employees, certain part-time employees and employee-agents. Prior to November 30, 2011, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $4 million were forgiven which was recorded as an increase to retained income.

Return of capital

   In December 2013, the Company paid a return of capital of $500 million to AIC, which was recorded as a reduction of additional capital paid-in on the Consolidated Statements of Financial Position.

6. Investments

Fair values

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                   Gross unrealized
       ($ in millions)                   Amortized ---------------   Fair
                                           cost    Gains    Losses   value
                                         ---------  ------  ------  -------
       December 31, 2013
       U.S. government and agencies.....  $   678  $   90   $  (2)  $   766
       Municipal........................    3,135     231     (62)    3,304
       Corporate........................   20,397   1,214    (295)   21,316
       Foreign government...............      715      83      (6)      792
       ABS..............................    1,011      30     (34)    1,007
       RMBS.............................      752      50     (12)      790
       CMBS.............................      724      47      (7)      764
       Redeemable preferred stock.......       15       2      --        17
                                          -------   ------  -----   -------
          Total fixed income securities.  $27,427  $1,747   $(418)  $28,756
                                          =======   ======  =====   =======
       December 31, 2012
       U.S. government and agencies.....  $ 2,137  $  242   $  --   $ 2,379
       Municipal........................    4,153     612     (61)    4,704
       Corporate........................   28,748   2,896    (113)   31,531
       Foreign government...............    1,017     164      (1)    1,180
       ABS..............................    1,921      49    (105)    1,865
       RMBS.............................    1,778      82     (69)    1,791
       CMBS.............................    1,425      60     (77)    1,408
       Redeemable preferred stock.......       15       3      --        18
                                          -------   ------  -----   -------
          Total fixed income securities.  $41,194  $4,108   $(426)  $44,876
                                          =======   ======  =====   =======

Scheduled maturities

   The scheduled maturities for fixed income securities are as follows as of December 31, 2013:

                                                   Amortized  Fair
                                                     cost     value
           ($ in millions)                         --------- -------
           Due in one year or less................  $ 1,106  $ 1,132
           Due after one year through five years..    5,060    5,457
           Due after five years through ten years.   10,955   11,316
           Due after ten years....................    7,819    8,290
                                                    -------  -------
                                                     24,940   26,195
           ABS, RMBS and CMBS.....................    2,487    2,561
                                                    -------  -------
              Total...............................  $27,427  $28,756
                                                    =======  =======

   Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income

   Net investment income for the years ended December 31 is as follows:

                                                    2013    2012    2011
($ in millions)                                    ------  ------  ------
Fixed income securities........................... $1,947  $2,084  $2,264
Mortgage loans....................................    345     345     345
Equity securities.................................     12       9       7
Limited partnership interests /(1)/...............    175     159      49
Short-term investments............................      2       2       3
Policy loans......................................     49      51      53
Other.............................................     63      61      18
                                                   ------  ------  ------
   Investment income, before expense..............  2,593   2,711   2,739
   Investment expense.............................   (108)   (114)   (102)
                                                   ------  ------  ------
       Net investment income...................... $2,485  $2,597  $2,637
                                                   ======  ======  ======
--------
/(1)/Income from EMA limited partnerships is reported in net investment income in 2013 and 2012 and realized capital gains and losses in 2011.

Realized capital gains and losses

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                                        2013 2012   2011
($ in millions)                                         ---- ----  -----
Fixed income securities................................ $ 3  $(62) $ 539
Mortgage loans.........................................  20     8    (23)
Equity securities......................................  45    --     14
Limited partnership interests /(1)/....................  (6)   --     62
Derivatives............................................  14    34   (203)
Other..................................................  --     4      1
                                                        ---  ----  -----
   Realized capital gains and losses................... $76  $(16) $ 390
                                                        ===  ====  =====
--------
/(1)/Income from EMA limited partnerships is reported in net investment income in 2013 and 2012 and realized capital gains and losses in 2011.

   Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                        2013  2012   2011
($ in millions)                                         ----  ----  -----
Impairment write-downs................................. $(33) $(51) $(242)
Change in intent write-downs...........................  (19)  (17)   (51)
                                                        ----  ----  -----
   Net other-than-temporary impairment
     losses recognized in earnings.....................  (52)  (68)  (293)
Sales..................................................  114    17    823
Valuation of derivative instruments....................   (3)  (16)  (224)
Settlements of derivative instruments..................   17    51     22
EMA limited partnership income.........................   --    --     62
                                                        ----  ----  -----
       Realized capital gains and losses............... $ 76  $(16) $ 390
                                                        ====  ====  =====

   Gross gains of $94 million, $225 million and $835 million and gross losses of $46 million, $222 million and $124 million were realized on sales of fixed income securities during 2013, 2012 and 2011, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                   2013                 2012                  2011
($ in millions)            -------------------  -------------------  ---------------------
                                 Included             Included              Included
                           Gross  in OCI   Net  Gross  in OCI   Net  Gross   in OCI   Net
                           ----- -------- ----  ----- -------- ----  -----  -------- -----
Fixed income
  securities:
   Municipal.............. $ (8)   $--    $ (8) $ --    $--    $ --  $ (14)   $ (3)  $ (17)
   Corporate..............   --     --      --   (16)    (2)    (18)   (28)      6     (22)
   ABS....................   --     (2)     (2)   --     --      --     (8)      2      (6)
   RMBS...................   (2)     2      --   (23)    (9)    (32)  (111)    (20)   (131)
   CMBS...................  (32)    (3)    (35)  (22)     3     (19)   (66)      1     (65)
                           ----    ---    ----  ----    ---    ----  -----    ----   -----
   Total fixed
     income
     securities...........  (42)    (3)    (45)  (61)    (8)    (69)  (227)    (14)   (241)
Mortgage loans............   11     --      11     5     --       5    (33)     --     (33)
Equity securities.........   (6)    --      (6)   (1)    --      (1)    (5)     --      (5)
Limited partnership
  interests...............   (9)    --      (9)   (3)    --      (3)    (3)     --      (3)
   Other                     (3)    --      (3)   --     --      --    (11)     --     (11)
                           ----    ---    ----  ----    ---    ----  -----    ----   -----

     Other-than-temporary
     impairment
     losses............... $(49)   $(3)   $(52) $(60)   $(8)   $(68) $(279)   $(14)  $(293)
                           ====    ===    ====  ====    ===    ====  =====    ====   =====

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $164 million and $134 million as of December 31, 2013 and 2012, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                                                     December 31, December 31,
                                                         2013         2012
  ($ in millions)                                    ------------ ------------
  Municipal.........................................    $  (5)       $  (5)
  Corporate.........................................       --           (1)
  ABS...............................................      (10)         (14)
  RMBS..............................................      (90)        (103)
  CMBS..............................................      (12)         (19)
                                                        -----        -----
     Total..........................................    $(117)       $(142)
                                                        =====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                    2013   2012   2011
($ in millions)                                    -----  -----  -----
Beginning balance................................. $(345) $(581) $(701)
Additional credit loss for securities previously
  other-than- temporarily impaired................   (13)   (33)   (76)
Additional credit loss for securities not
  previously other-than- temporarily impaired.....   (19)   (20)  (114)
Reduction in credit loss for securities disposed
  or collected....................................    75    288    288
Reduction in credit loss for securities the
  Company has made the decision to sell or more
  likely than not will be required to sell........     2     --     13
Change in credit loss due to accretion of
  increase in cash flows..........................     1      1      9
                                                   -----  -----  -----
Ending balance/ (1)/.............................. $(299) $(345) $(581)
                                                   =====  =====  =====
--------
/(1)/The December 31, 2013 ending balance includes $60 million of cumulative credit losses recognized in earnings for fixed income securities that are classified as held for sale.

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                Gross unrealized
($ in millions)                         Fair    ---------------  Unrealized net
                                        value   Gains    Losses  gains (losses)
                                       -------   ------  ------  --------------
December 31, 2013
Fixed income securities............... $28,756  $1,747   $(418)      $1,329
Equity securities.....................     650      90      (5)          85
Short-term investments................     590      --      --           --
Derivative instruments /(1)/..........     (13)      1     (14)         (13)
EMA limited partnerships /(2)/........                                   (2)
Investments classified as held for
  sale................................                                  190
                                                                     ------
   Unrealized net capital gains and
     losses, pre-tax..................                                1,589
Amounts recognized for:
   Insurance reserves /(3)/...........                                   --
   DAC and DSI /(4)/..................                                 (156)
                                                                     ------
       Amounts recognized.............                                 (156)
Deferred income taxes.................                                 (506)
                                                                     ------
   Unrealized net capital gains and
     losses, after-tax................                               $  927
                                                                     ======
--------
/(1)/Included in the fair value of derivative instruments are $1 million classified as assets and $14 million classified as liabilities. /(2)/Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
/(3)/The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                Gross unrealized
($ in millions)                         Fair    ---------------  Unrealized net
                                        value   Gains    Losses  gains (losses)
                                       -------   ------  ------  --------------
December 31, 2012
Fixed income securities............... $44,876  $4,108   $(426)     $ 3,682
Equity securities.....................     345      36      (1)          35
Short-term investments................     875      --      --           --
Derivative instruments /(1)/..........     (17)      2     (19)         (17)
EMA limited partnerships..............                                    1
                                                                    -------
   Unrealized net capital gains and
     losses, pre-tax..................                                3,701
Amounts recognized for:
   Insurance reserves.................                                 (771)
   DAC and DSI........................                                 (408)
                                                                    -------
       Amounts recognized.............                               (1,179)
Deferred income taxes.................                                 (888)
                                                                    -------
   Unrealized net capital gains and
     losses, after-tax................                              $ 1,634
                                                                    =======
--------
/(1)/Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.

Change in unrealized net capital gains and losses

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                     2013    2012    2011
($ in millions)                                    -------  ------  ------
Fixed income securities........................... $(2,353) $1,735  $1,219
Equity securities.................................      50      (1)    (11)
Derivative instruments............................       4      (5)      5
EMA limited partnerships..........................      (3)     --       1
Investments classified as held for sale...........     190      --      --
                                                   -------  ------  ------
   Total..........................................  (2,112)  1,729   1,214
Amounts recognized for:
   Insurance reserves.............................     771    (177)   (585)
   DAC and DSI....................................     252    (288)   (207)
                                                   -------  ------  ------
       Amounts recognized.........................   1,023    (465)   (792)
Deferred income taxes.............................     382    (443)   (147)
                                                   -------  ------  ------
(Decrease) increase in unrealized net capital
  gains and losses, after-tax..................... $  (707) $  821  $  275
                                                   =======  ======  ======

Portfolio monitoring

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings.

   For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.



                                       Less than 12 months          12 months or more
($ in millions)                    --------------------------  --------------------------    Total
                                    Number   Fair   Unrealized  Number   Fair   Unrealized unrealized
                                   of issues value    losses   of issues value    losses     losses
                                   --------- ------ ---------- --------- ------ ---------- ----------
December 31, 2013
Fixed income securities
   U.S. government and
     agencies.....................      4    $   76   $  (2)       --    $   --   $  --      $  (2)
   Municipal......................     63       347     (24)       21        99     (38)       (62)
   Corporate......................    530     5,191    (224)       48       467     (71)      (295)
   Foreign government.............      7        76      (4)        1        13      (2)        (6)
   ABS............................     17       162      (1)       42       400     (33)       (34)
   RMBS...........................     35        42      (2)       47       129     (10)       (12)
   CMBS...........................      5        14      --         6        52      (7)        (7)
   Redeemable preferred stock.....     --        --      --        --        --      --         --
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    661     5,908    (257)      165     1,160    (161)      (418)
Equity securities.................     25        80      (5)       --        --      --         (5)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income and
         equity securities........    686    $5,988   $(262)      165    $1,160   $(161)     $(423)
                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income
  securities......................    526    $5,272   $(236)      110    $  834   $(112)     $(348)
Below investment grade fixed
  income securities...............    135       636     (21)       55       326     (49)       (70)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    661    $5,908   $(257)      165    $1,160   $(161)     $(418)
                                      ===    ======   =====       ===    ======   =====      =====
December 31, 2012
Fixed income securities
   U.S. government and
     agencies.....................      1    $   15   $  --        --    $   --   $  --      $  --
   Municipal......................     11       101      (7)       50       395     (54)       (61)
   Corporate......................     79     1,086     (27)       66       829     (86)      (113)
   Foreign government.............      2       121      (1)       --        --      --         (1)
   ABS............................      5        38      --        76       763    (105)      (105)
   RMBS...........................     49        30      --       164       442     (69)       (69)
   CMBS...........................     10        65      --        43       358     (77)       (77)
   Redeemable preferred stock.....     --        --      --         1        --      --         --
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    157     1,456     (35)      400     2,787    (391)      (426)
Equity securities.................      3        57      (1)        1        --      --         (1)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income and
         equity securities........    160    $1,513   $ (36)      401    $2,787   $(391)     $(427)
                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income
  securities......................    132    $1,244   $ (29)      262    $1,919   $(195)     $(224)
Below investment grade fixed
  income securities...............     25       212      (6)      138       868    (196)      (202)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    157    $1,456   $ (35)      400    $2,787   $(391)     $(426)
                                      ===    ======   =====       ===    ======   =====      =====

   As of December 31, 2013, $331 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $331 million, $276 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.

   As of December 31, 2013, the remaining $92 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Investment grade fixed income securities comprising $72 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $92 million, $20 million are related to below investment grade fixed income securities. Of these amounts, $15 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2013.

   ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2013, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2013, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

Limited partnerships

   As of December 31, 2013 and 2012, the carrying value of equity method limited partnerships totaled $1.46 billion and $1.31 billion, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. The Company had no write-downs related to equity method limited partnerships in 2013 or 2012. In 2011, the Company had write-downs related to equity method limited partnerships of $1 million.

   As of December 31, 2013 and 2012, the carrying value for cost method limited partnerships was $605 million and $617 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2013, 2012 and 2011, the Company had write-downs related to cost method limited partnerships of $9 million, $3 million and $2 million, respectively.

Mortgage loans

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $4.17 billion and $5.94 billion as of December 31, 2013 and 2012, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                                          2013  2012
           (% of mortgage loan portfolio carrying value)  ----  ----
                       California........................ 24.0% 24.2%
                       Illinois..........................  9.7   7.8
                       New Jersey........................  7.2   6.5
                       Texas.............................  6.3   6.0
                       New York..........................  6.2   6.6
                       District of Columbia..............  5.4   3.8
                       Florida...........................  5.2   4.3
                       Pennsylvania......................  3.9   5.1

   The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                                            2013   2012
        (% of mortgage loan portfolio carrying value)      -----  -----
        Office buildings..................................  28.3%  28.0%
        Retail............................................  22.9   24.0
        Apartment complex.................................  19.2   17.4
        Warehouse.........................................  18.6   20.4
        Other.............................................  11.0   10.2
                                                           -----  -----
           Total.......................................... 100.0% 100.0%
                                                           =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2013 are as follows:

                                                   Number  Carrying
                                                  of loans  value   Percent
    ($ in millions)                               -------- -------- -------
    2014.........................................    23     $  325     7.8%
    2015.........................................    38        616    14.8
    2016.........................................    34        334     8.0
    2017.........................................    40        449    10.8
    Thereafter...................................   193      2,449    58.6
                                                    ---     ------   -----
       Total.....................................   328     $4,173   100.0%
                                                    ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2013.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31.

                                        2013                     2012
 ($ in millions)              ------------------------ ------------------------
                               Fixed   Variable         Fixed   Variable
                                rate     rate            rate     rate
                              mortgage mortgage        mortgage mortgage
 Debt service coverage         loans    loans   Total   loans    loans   Total
 ratio distribution           -------- -------- ------ -------- -------- ------
 Below 1.0...................  $  153    $--    $  153  $  266    $ --   $  266
 1.0 - 1.25..................     560     --       560   1,158      --    1,158
 1.26 - 1.50.................   1,167      2     1,169   1,364      17    1,381
 Above 1.50..................   2,176     38     2,214   2,854     129    2,983
                               ------    ---    ------  ------    ----   ------
    Total non-impaired
      mortgage loans.........  $4,056    $40    $4,096  $5,642    $146   $5,788
                               ======    ===    ======  ======    ====   ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                               2013 2012
        ($ in millions)                                        ---- ----
        Impaired mortgage loans with a valuation allowance.... $77  $147
        Impaired mortgage loans without a valuation allowance.  --     8
                                                               ---  ----
        Total impaired mortgage loans......................... $77  $155
                                                               ===  ====
        Valuation allowance on impaired mortgage loans........ $21  $ 42

   The average balance of impaired loans was $86 million, $202 million and $207 million during 2013, 2012 and 2011, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                       2013  2012  2011
       ($ in millions)                                 ----  ----  ----
       Beginning balance.............................. $ 42  $ 63  $ 84
       Net (decrease) increase in valuation allowance.  (11)   (5)   33
       Charge offs....................................   (8)  (16)  (54)
       Mortgage loans classified as held for sale.....   (2)   --    --
                                                       ----  ----  ----
       Ending balance................................. $ 21  $ 42  $ 63
                                                       ====  ====  ====

   The carrying value of past due mortgage loans as of December 31 is as follows:

                                                   2013   2012
                 ($ in millions)                  ------ ------
                 Less than 90 days past due...... $   -- $   20
                 90 days or greater past due.....     --      4
                                                  ------ ------
                    Total past due...............     --     24
                    Current loans................  4,173  5,919
                                                  ------ ------
                        Total mortgage loans..... $4,173 $5,943
                                                  ====== ======

Municipal bonds

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

                                                          2013  2012
          (% of municipal bond portfolio carrying value)  ----  ----
                           California.................... 15.9% 14.1%
                           Texas......................... 13.5  11.8
                           Oregon........................  5.4   4.7
                           New Jersey....................  5.2   4.5
                           New York......................  5.2   7.1
                           Illinois......................  5.1   4.3

Concentration of credit risk

   As of December 31, 2013, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

Securities loaned

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2013 and 2012, fixed income securities with a carrying value of $312 million and $525 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million in each of 2013, 2012 and 2011.

Other investment information

   Included in fixed income securities are below investment grade assets totaling $2.89 billion and $3.35 billion as of December 31, 2013 and 2012, respectively.

   As of December 31, 2013, fixed income securities and short-term investments with a carrying value of $53 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2013, the carrying value of fixed income securities that were non-income producing was $11 million.

7. Fair Value of Assets and Liabilities

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:. Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:. Assets and liabilities whose values are based on the following:

    (a)Quoted prices for similar assets or liabilities in active markets;

    (b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or

    (c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:. Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

.. Fixed income securities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

.. Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

.. Assets held for sale: Comprise U.S. Treasury fixed income securities, short-term investments and separate account assets. The valuation is based on the respective asset type as described above.

Level 2 measurements

..  Fixed income securities:

   U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

   Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   ABS and RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

   CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

   Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

.. Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

.. Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

   OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

.. Assets held for sale: Comprise U.S. government and agencies, municipal, corporate, foreign government, ABS, RMBS and CMBS fixed income securities, and short-term investments. The valuation is based on the respective asset type as described above.

Level 3 measurements

..  Fixed income securities:

   Municipal: Municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also includes auction rate securities ("ARS") primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market.

   Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

   ABS, RMBS and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

.. Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

.. Assets held for sale: Comprise municipal, corporate, ABS and CMBS fixed income securities. The valuation is based on the respective asset type as described above.

.. Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

   . Liabilities held for sale: Comprise derivatives embedded in life and annuity contracts. The valuation is the same as described above for contractholder funds.

Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values. The carrying value of the LBL business was written-down to fair value in connection with being classified as held for sale.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2013.

                                Quoted
                               prices in
                                active
                                markets  Significant
                                  for       other    Significant  Counterparty
                               identical observable  unobservable   and cash   Balance as of
                                assets     inputs       inputs     collateral  December 31,
                               (Level 1)  (Level 2)   (Level 3)     netting        2013
($ in millions)                --------- ----------- ------------ ------------ -------------
Assets
   Fixed income
     securities:
       U.S.
         government
         and
         agencies.............  $  145     $   621     $     --                  $    766
       Municipal..............      --       3,185          119                     3,304
       Corporate..............      --      20,308        1,008                    21,316
       Foreign
         government...........      --         792           --                       792
       ABS....................      --         895          112                     1,007
       RMBS...................      --         790           --                       790
       CMBS...................      --         763            1                       764
       Redeemable
         preferred
         stock................      --          16            1                        17
                                ------     -------     --------                  --------
          Total
            fixed
            income
            securities........     145      27,370        1,241                    28,756
   Equity securities..........     593          51            6                       650
   Short-term
     investments..............     129         461           --                       590
   Other
     investments:
     Free-standing
     derivatives..............      --         268            9      $ (11)           266
   Separate account
     assets...................   5,039          --           --                     5,039
   Assets held for
     sale.....................   1,854       9,812          362                    12,028
                                ------     -------     --------      -----       --------
          Total
            recurring
            basis
            assets............   7,760      37,962        1,618        (11)        47,329
   Non-recurring
     basis/ (1)/..............      --          --           17                        17
                                ------     -------     --------      -----       --------
Total assets at
  fair value..................  $7,760     $37,962     $  1,635      $ (11)      $ 47,346
                                ======     =======     ========      =====       ========
% of total assets
  at fair value...............    16.4%       80.2%         3.4%      --  %         100.0%
Liabilities
   Contractholder
     funds:
     Derivatives
     embedded in
     life and
     annuity
     contracts................  $   --     $    --     $   (307)                 $   (307)
   Other
     liabilities:
     Free-standing
     derivatives..............      --        (185)         (14)     $   7           (192)
   Liabilities held
     for sale.................      --          --         (246)                     (246)
                                ------     -------     --------      -----       --------
       Total
         recurring
         basis
         liabilities..........      --        (185)        (567)         7           (745)
   Non-recurring
     basis/ (2)/..............      --          --      (11,088)                  (11,088)
                                ------     -------     --------      -----       --------
Total liabilities
  at fair value...............  $   --     $  (185)    $(11,655)     $   7       $(11,833)
                                ======     =======     ========      =====       ========
% of total
  liabilities at
  fair value..................    --  %        1.6%        98.5%      (0.1)%        100.0%

--------
/(1)/Includes $8 million of mortgage loans and $9 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.
/(2)/Relates to LBL business held for sale (see Note 3). The total fair value measurement includes $15,593 million of assets held for sale and $(14,899) million of liabilities held for sale, less $12,028 million of assets and $(246) million of liabilities measured at fair value on a recurring basis.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012.

($ in millions)                        Quoted
                                      prices in
                                       active
                                       markets  Significant              Counterparty
                                         for       other    Significant      and
                                      identical observable  unobservable     cash     Balance as of
                                       assets     inputs       inputs     collateral  December 31,
                                      (Level 1)  (Level 2)   (Level 3)     netting        2012
                                      --------- ----------- ------------ ------------ -------------
Assets
   Fixed income securities:
       U.S. government and
         agencies....................  $1,074     $ 1,305      $   --                    $ 2,379
       Municipal.....................      --       4,366         338                      4,704
       Corporate.....................      --      30,030       1,501                     31,531
       Foreign government............      --       1,180          --                      1,180
       ABS...........................      --       1,666         199                      1,865
       RMBS..........................      --       1,791          --                      1,791
       CMBS..........................      --       1,387          21                      1,408
       Redeemable preferred
         stock.......................      --          17           1                         18
                                       ------     -------      ------                    -------
          Total fixed income
            securities...............   1,074      41,742       2,060                     44,876
   Equity securities.................     338          --           7                        345
   Short-term investments............     220         655          --                        875
   Other investments:
     Free-standing derivatives.......      --         173           3       $ (47)           129
   Separate account assets...........   6,610          --          --                      6,610
   Other assets......................       2          --           1                          3
                                       ------     -------      ------       -----        -------
       Total recurring basis
         assets......................   8,244      42,570       2,071         (47)        52,838
   Non-recurring basis/ (1)/.........      --          --           6                          6
                                       ------     -------      ------       -----        -------
   Total assets at fair value........  $8,244     $42,570      $2,077       $ (47)       $52,844
                                       ======     =======      ======       =====        =======
   % of total assets at fair
     value...........................    15.6%       80.6%        3.9%       (0.1)%        100.0%

Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts.......................  $   --     $    --      $ (553)                   $  (553)
   Other liabilities:
     Free-standing derivatives.......      --         (91)        (30)      $  29            (92)
                                       ------     -------      ------       -----        -------
Total liabilities at fair
  value..............................  $   --     $   (91)     $ (583)      $  29        $  (645)
                                       ======     =======      ======       =====        =======
% of total liabilities at
  fair value.........................     -- %       14.1%       90.4%       (4.5)%        100.0%

--------
/(1)/Includes $4 million of mortgage loans, $1 million of limited partnership interests and $1 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

                               Fair   Valuation  Unobservable          Weighted
                               value  technique     input      Range   average
($ in millions)                -----  ---------- ------------ -------  --------
December 31, 2013
Derivatives embedded in life   $(247) Stochastic Projected      1.0 -     1.75%
  and annuity contracts -             cash flow  option cost      2.0%
  Equity-indexed and forward          model
  starting options............
Liabilities held for sale -    $(246) Stochastic Projected      1.0 -     1.91%
  Equity-indexed and forward          cash flow  option cost      2.0%
  starting options............        model
December 31, 2012
ARS backed by student loans... $ 202  Discounted Anticipated  18 - 60  32 - 44
                                      cash flow  date          months   months
                                      model      liquidity
                                                 will return
                                                 to the
                                                 market
Derivatives embedded in life   $(419) Stochastic Projected      1.0 -     1.92%
  and annuity contracts -             cash flow  option cost      2.0%
  Equity-indexed and forward          model
  starting options............

   If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value. If the anticipated date liquidity will return to the market is sooner (later), it would result in a higher (lower) fair value.

   As of December 31, 2013 and 2012, Level 3 fair value measurements include $1.15 billion and $1.72 billion, respectively, of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. As of December 31, 2013, Level 3 fair value measurements for assets held for sale include $319 million of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

                                                    Total gains (losses)
                                                       included in:
($ in millions)                                     -------------------
                                      Balance as of                        Transfers    Transfers
                                      December 31,      Net                  into        out of
                                          2012      income /(1)/   OCI      Level 3      Level 3
                                      ------------- -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  338        $ (12)     $  19      $  --       $   --
       Corporate.....................     1,501           32        (32)        84         (172)
       ABS...........................       199           (2)        30         17          (16)
       RMBS..........................        --           --         --         --           --
       CMBS..........................        21           (1)         3         --           --
       Redeemable preferred
         stock.......................         1           --         --         --           --
                                         ------        -----      -----      -----       ------
          Total fixed income
            securities...............     2,060           17         20        101         (188)
       Equity securities.............         7           --         --         --           --
       Free-standing
         derivatives, net............       (27)          19         --         --           --
       Other assets..................         1           (1)        --         --           --
       Assets held for sale..........        --           (2)        (6)        13          (13)
                                         ------        -----      -----      -----       ------
          Total recurring
            Level 3 assets...........    $2,041        $  33      $  14      $ 114       $ (201)
                                         ======        =====      =====      =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (553)       $  89      $  --      $  --       $   --
       Liabilities held for
         sale........................        --           20         --         --           --
                                         ------        -----      -----      -----       ------
       Total recurring
         Level 3 liabilities.........    $ (553)       $ 109      $  --      $  --       $   --
                                         ======        =====      =====      =====       ======

                                                                                      Balance as of
                                       Transfer to  Purchases/                        December 31,
                                      held for sale Issues /(2)/  Sales   Settlements     2013
                                      ------------- -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  (51)       $  --      $(173)     $  (2)      $  119
       Corporate.....................      (244)         145       (173)      (133)       1,008
       ABS...........................       (85)          --         (8)       (23)         112
       RMBS..........................        --           --         --         --           --
       CMBS..........................        (5)          --        (17)        --            1
       Redeemable preferred
         stock.......................        --           --         --         --            1
                                         ------        -----      -----      -----       ------
          Total fixed income
            securities...............      (385)         145       (371)      (158)       1,241
       Equity securities.............        --           --         (1)        --            6
       Free-standing
         derivatives, net............        --            9         --         (6)          (5)/(3)/
       Other assets..................        --           --         --         --           --
       Assets held for sale..........       385           --        (10)        (5)         362
                                         ------        -----      -----      -----       ------
          Total recurring
            Level 3 assets...........    $   --        $ 154      $(382)     $(169)      $1,604
                                         ======        =====      =====      =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $  265        $(111)     $  --      $   3       $ (307)
       Liabilities held for
         sale........................      (265)          (6)        --          5         (246)
                                         ------        -----      -----      -----       ------
       Total recurring
         Level 3 liabilities.........    $   --        $(117)     $  --      $   8       $ (553)
                                         ======        =====      =====      =====       ======

--------
/(1)/The effect to net income totals $142 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $20 million in realized capital gains and losses, $14 million in net investment income, $40 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations.
/(2)/Represents purchases for assets and issues for liabilities.
/(3)/Comprises $9 million of assets and $14 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

                                                       Total gains
                                                    (losses) included
                                                           in:
($ in millions)                                     -----------------
                                      Balance as of                      Transfers    Transfers
                                      December 31,      Net                into        out of
                                          2011      income /(1)/  OCI     Level 3      Level 3
                                      ------------- -----------  ------ ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  387        $  (5)     $ 22     $  53       $  (10)
       Corporate.....................     1,319           20        63       381          (64)
       ABS...........................       254           24        59        42           (7)
       RMBS..........................        47           --        --        --          (47)
       CMBS..........................        30           (4)       10        --           --
       Redeemable preferred
         stock.......................         1           --        --        --           --
                                         ------        -----      ----     -----       ------
          Total fixed income
            securities...............     2,038           35       154       476         (128)
       Equity securities.............        14           --        --        --           --
       Free-standing
         derivatives, net............       (88)          25        --        --           --
       Other assets..................         1           --        --        --           --
                                         ------        -----      ----     -----       ------
          Total recurring
            Level 3 assets...........    $1,965        $  60      $154     $ 476       $ (128)
                                         ======        =====      ====     =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (723)       $ 168      $ --     $  --       $   --
                                         ------        -----      ----     -----       ------
       Total recurring
         Level 3 liabilities.........    $ (723)       $ 168      $ --     $  --       $   --
                                         ======        =====      ====     =====       ======

                                                                                    Balance as of
                                                                                    December 31,
                                        Purchases      Sales     Issues Settlements     2012
                                      ------------- -----------  ------ ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $   --        $(107)     $ --     $  (2)      $  338
       Corporate.....................       125         (223)       --      (120)       1,501
       ABS...........................        11         (165)       --       (19)         199
       RMBS..........................        --           --        --        --           --
       CMBS..........................        --           --        --       (15)          21
       Redeemable preferred
         stock.......................         1           (1)       --        --            1
                                         ------        -----      ----     -----       ------
          Total fixed income
            securities...............       137         (496)       --      (156)       2,060
       Equity securities.............         5          (12)       --        --            7
       Free-standing
         derivatives, net............        27           --        --         9          (27)/(2)/
       Other assets..................        --           --        --        --            1
                                         ------        -----      ----     -----       ------
          Total recurring
            Level 3 assets...........    $  169        $(508)     $ --     $(147)      $2,041
                                         ======        =====      ====     =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $   --        $  --      $(79)    $  81       $ (553)
                                         ------        -----      ----     -----       ------
       Total recurring
         Level 3 liabilities.........    $   --        $  --      $(79)    $  81       $ (553)
                                         ======        =====      ====     =====       ======

--------
/(1)/The effect to net income totals $228 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $38 million in realized capital gains and losses, $22 million in net investment income, $132 million in interest credited to contractholder funds and $36 million in contract benefits.
/(2)/Comprises $3 million of assets and $30 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

                                                    Total gains (losses)
                                                       included in:
($ in millions)                                     -------------------
                                      Balance as of                        Transfers    Transfers
                                      December 31,      Net                  into        out of
                                          2010      income /(1)/   OCI      Level 3      Level 3
                                      ------------- -----------   ------  ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  601       $    (2)    $   7      $  48       $   (34)
       Corporate.....................     1,760            52       (35)       237          (410)
       ABS...........................     1,974            21       (65)        --        (1,470)
       RMBS..........................     1,189           (57)       77         --          (853)
       CMBS..........................       844           (43)      111         65          (878)
       Redeemable preferred
         stock.......................         1            --        --         --            --
                                         ------       -------     -----      -----       -------
          Total fixed income
            securities...............     6,369           (29)       95        350        (3,645)
       Equity securities.............        29            (5)       --         --           (10)
       Free-standing
         derivatives, net............       (77)          (37)       --         --            --
       Other assets..................         1            --        --         --            --
                                         ------       -------     -----      -----       -------
          Total recurring
            Level 3 assets...........    $6,322       $   (71)    $  95      $ 350       $(3,655)
                                         ======       =======     =====      =====       =======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (653)      $  (134)    $  --      $  --       $    --
                                         ------       -------     -----      -----       -------
       Total recurring
         Level 3 liabilities.........    $ (653)      $  (134)    $  --      $  --       $    --
                                         ======       =======     =====      =====       =======

                                                                                      Balance as of
                                                                                      December 31,
                                        Purchases      Sales      Issues  Settlements     2011
                                      ------------- -----------   ------  ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $   10       $  (241)    $  --      $  (2)      $   387
       Corporate.....................       266          (473)       --        (78)        1,319
       ABS...........................       146          (136)       --       (216)          254
       RMBS..........................        --          (222)       --        (87)           47
       CMBS..........................        --           (66)       --         (3)           30
       Redeemable preferred
         stock.......................        --            --        --         --             1
                                         ------       -------     -----      -----       -------
          Total fixed income
            securities...............       422        (1,138)       --       (386)        2,038
       Equity securities.............         1            (1)       --         --            14
       Free-standing
         derivatives, net............        18            --        --          8           (88)/(2)/
       Other assets..................        --            --        --         --             1
                                         ------       -------     -----      -----       -------
          Total recurring
            Level 3 assets...........    $  441       $(1,139)    $  --      $(378)      $ 1,965
                                         ======       =======     =====      =====       =======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $   --       $    --     $(100)     $ 164       $  (723)
                                         ------       -------     -----      -----       -------
       Total recurring
         Level 3 liabilities.........    $   --       $    --     $(100)     $ 164       $  (723)
                                         ======       =======     =====      =====       =======

--------
/(1)/The effect to net income totals $(205) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $(101) million in realized capital gains and losses, $34 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in contract benefits.
/(2)/Comprises $1 million of assets and $89 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   There were no transfers between Level 1 and Level 2 during 2013 or 2011. During 2012, certain U.S. government securities were transferred into Level 1 from Level 2 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets.

   During 2011, certain ABS, RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets. Additionally, in 2011 certain ABS that were valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable.

   Transfers into Level 3 during 2013, 2012 and 2011 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2013, 2012 and 2011 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

                                                  2013  2012   2011
            ($ in millions)                       ----  ----  -----
            Assets
               Fixed income securities:
                   Municipal..................... $ (4) $ --  $  (2)
                   Corporate.....................   13    15     19
                   ABS...........................   (2)   --    (35)
                   CMBS..........................   (2)   (3)   (12)
                                                  ----  ----  -----
                      Total fixed income
                        securities...............    5    12    (30)
                   Equity securities.............   --    --     (4)
                   Free-standing
                     derivatives, net............   10     6    (29)
                   Other assets..................   (1)   --     --
                   Assets held for sale..........   (2)   --     --
                                                  ----  ----  -----
                      Total recurring
                        Level 3 assets........... $ 12  $ 18  $ (63)
                                                  ====  ====  =====
            Liabilities
                   Contractholder funds:
                     Derivatives embedded
                     in life and annuity
                     contracts................... $ 89  $168  $(134)
                   Liabilities held for
                     sale........................   20    --     --
                                                  ----  ----  -----
                      Total recurring
                        Level 3
                        liabilities.............. $109  $168  $(134)
                                                  ====  ====  =====

   The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total
$121 million in 2013 and are reported as follows: $9 million in realized capital gains and losses, $9 million in net investment income, $35 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations. These gains and losses total $186 million in 2012 and are reported as follows: $19 million in net investment income, $131 million in interest credited to contractholder funds and $36 million in contract benefits. These gains and losses total $(197) million in 2011 and are reported as follows: $(105) million in realized capital gains and losses, $42 million in net investment income, $(102) million in interest credited to contractholder funds and $(32) million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

                                         December 31, 2013 December 31, 2012
       ($ in millions)                   ----------------- -----------------
                                         Carrying  Fair    Carrying  Fair
                                          value    value    value    value
                                         --------  ------  --------  ------
       Mortgage loans...................  $4,173   $4,300   $5,943   $6,223
       Cost method limited partnerships.     605      799      617      778
       Agent loans......................     341      325      319      314
       Bank loans.......................     160      161      282      282
       Notes due from related party.....     275      275      275      275
       Assets held for sale.............   1,458    1,532       --       --

   The fair value of mortgage loans, including those classified as assets held for sale, is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values of the underlying funds. The fair value of agent loans, which are reported in other investments, is based on discounted cash flow calculations that use discount rates with a spread over U.S. Treasury rates. Assumptions used in developing estimated cash flows and discount rates consider the loan's credit and liquidity risks. The fair value of bank loans, which are reported in other investments or assets held for sale, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, agent loans, bank loans and notes due from related party and assets held for sale are categorized as Level 3.

Financial liabilities

                                      December 31, 2013 December 31, 2012
        ($ in millions)               ----------------  ----------------
                                      Carrying   Fair   Carrying   Fair
                                       value     value   value     value
                                      --------  ------- --------  -------
        Contractholder funds on
          investment contracts....... $15,542   $16,198 $26,984   $27,989
        Notes due to related parties.     282       282     496       496
        Liability for collateral.....     328       328     561       561
        Liabilities held for sale....   7,417     7,298      --        --

   The fair value of contractholder funds on investment contracts, including those classified as liabilities held for sale, is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts and liabilities held for sale are categorized as Level 3.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurements for liability for collateral are categorized as Level 2. The fair value measurements for notes due to related parties are categorized as Level 3.

8. Derivative Financial Instruments and Off-balance sheet Financial Instruments

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations, and for asset replication. The Company does not use derivatives for speculative purposes.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in its equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps and forwards primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   The Company may also use derivatives to manage the risk associated with corporate actions, including the sale of a business. During December 2013, swaptions were utilized to hedge the expected proceeds from the pending disposition of LBL.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts.

   As of December 31, 2013, the Company pledged $4 million of cash and securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2013.

($ in millions, except number                     Volume/ (1)/
of contracts)                                  ------------------
                                                         Number    Fair
                                Balance sheet  Notional    of     value, Gross   Gross
                                  location      amount  contracts  net   asset liability
                                -------------- -------- --------- ------ ----- ---------
Asset derivatives
Derivatives designated as accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................  investments   $    16      n/a   $   1  $  1    $  --
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swaption           Other
     agreements................  investments     1,420      n/a      --    --       --
   Interest rate cap                Other
     agreements................  investments        61      n/a       2     2       --
  Equity and index contracts
   Options and warrants /(2)/..     Other
                                 investments         3   10,035     261   261       --
   Financial futures contracts.  Other assets       --      627      --    --       --
  Foreign currency contracts
   Foreign currency forwards...     Other
                                 investments        47      n/a      --    --       --
  Embedded derivative
   financial instruments
   Credit default swaps........  Fixed income
                                  securities        12      n/a     (12)   --      (12)
  Credit default contracts
   Credit default swaps -           Other
     buying protection.........  investments         1      n/a      --    --       --
   Credit default swaps -           Other
     selling protection........  investments        85      n/a       2     2       --
  Other contracts
   Other contracts.............  Other assets        4      n/a      --    --       --
                                               -------   ------   -----  ----    -----
       Subtotal................                  1,633   10,662     253   265      (12)
                                               -------   ------   -----  ----    -----
Total asset derivatives                        $ 1,649   10,662   $ 254  $266    $ (12)
                                               =======   ======   =====  ====    =====
Liability derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................ liabilities &
                                   accrued
                                   expenses    $   132      n/a   $ (15) $ --    $ (15)
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................ liabilities &
                                   accrued
                                   expenses         85      n/a       4     4       --
   Interest rate swaption           Other
     agreements................ liabilities &
                                   accrued
                                   expenses      4,570      n/a       1     1       --
   Interest rate cap                Other
     agreements................ liabilities &
                                   accrued
                                   expenses        262      n/a       4     4       --
  Equity and index contracts
   Options.....................     Other
                                liabilities &
                                   accrued
                                   expenses         55   10,035    (165)    2     (167)
  Embedded derivative
   financial instruments
   Guaranteed accumulation      Contractholder
     benefits..................     funds          738      n/a     (43)   --      (43)
   Guaranteed withdrawal        Contractholder
     benefits..................     funds          506      n/a     (13)   --      (13)
   Equity-indexed and forward
     starting options in life
     and annuity product        Contractholder
     contracts.................     funds        1,693      n/a    (247)   --     (247)
                                 Liabilities
                                held for sale    2,363      n/a    (246)   --     (246)
   Other embedded derivative
     financial................. Contractholder
   instruments.................     funds           85      n/a      (4)   --       (4)
  Credit default contracts
   Credit default swaps -           Other
     buying protection......... liabilities &
                                   accrued
                                   expenses        171      n/a      (2)   --       (2)
   Credit default swaps -           Other
     selling protection........ liabilities &
                                   accrued
                                   expenses        100      n/a     (15)   --      (15)
                                               -------   ------   -----  ----    -----
       Subtotal................                 10,628   10,035    (726)   11     (737)
                                               -------   ------   -----  ----    -----
Total liability derivatives....                 10,760   10,035    (741) $ 11    $(752)
                                               =======   ======   =====  ====    =====
Total derivatives..............                $12,409   20,697   $(487)
                                               =======   ======   =====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2012.

($ in millions, except number                     Volume/ (1)/
of contracts)                                  ------------------
                                                         Number    Fair
                                Balance sheet  Notional    of     value, Gross   Gross
                                  location      amount  contracts  net   asset liability
                                -------------- -------- --------- ------ ----- ---------
Asset derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................  investments   $    16      n/a   $   2  $  2    $  --
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................  investments     5,541      n/a      19    28       (9)
   Interest rate cap                Other
     agreements................  investments       372      n/a       1     1       --
   Financial futures contracts.  Other assets      n/a        2      --    --       --
  Equity and index contracts
   Options and warrants /(2)/..     Other
                                 investments       146   12,400     125   125       --
   Financial futures contracts.  Other assets      n/a      249       2     2       --
  Foreign currency contracts
   Foreign currency forwards...     Other
                                 investments        44      n/a      --    --       --
  Embedded derivative
   financial instruments
   Conversion options..........  Fixed income
                                  securities         5      n/a      --    --       --
   Equity-indexed call options.  Fixed income
                                  securities        90      n/a       9     9       --
   Credit default swaps........  Fixed income
                                  securities        12      n/a     (12)   --      (12)
  Credit default contracts
   Credit default swaps -           Other
     buying protection.........  investments        32      n/a      (1)   --       (1)
   Credit default swaps -           Other
     selling protection........  investments       100      n/a       1     1       --
  Other contracts
   Other contracts.............  Other assets        4      n/a       1     1       --
                                               -------   ------   -----  ----    -----
       Subtotal................                  6,346   12,651     145   167      (22)
                                               -------   ------   -----  ----    -----
Total asset derivatives........                $ 6,362   12,651   $ 147  $169    $ (22)
                                               =======   ======   =====  ====    =====
Liability derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................ liabilities &
                                   accrued
                                   expenses    $   135      n/a   $ (19) $ --    $ (19)
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................ liabilities &
                                   accrued
                                   expenses      1,185      n/a      16    18       (2)
   Interest rate swaption           Other
     agreements................ liabilities &
                                   accrued
                                   expenses        250      n/a      --    --       --
   Interest rate cap                Other
     agreements................ liabilities &
                                   accrued
                                   expenses        429      n/a       1     1       --
   Financial futures contracts.     Other
                                liabilities &
                                   accrued
                                   expenses         --      357      --    --       --
  Equity and index contracts
   Options and futures.........     Other
                                liabilities &
                                   accrued
                                   expenses         --   12,262     (58)   --      (58)
  Embedded derivative
   financial instruments
   Guaranteed accumulation      Contractholder
     benefits..................     funds          820      n/a     (86)   --      (86)
   Guaranteed withdrawal        Contractholder
     benefits..................     funds          554      n/a     (39)   --      (39)
   Equity-indexed and forward
     starting options in life
     and annuity product        Contractholder
     contracts.................     funds        3,916      n/a    (419)   --     (419)
   Other embedded derivative
     financial................. Contractholder
   instruments.................     funds           85      n/a      (9)   --       (9)
  Credit default contracts
   Credit default swaps -           Other
     buying protection......... liabilities &
                                   accrued
                                   expenses        193      n/a      (2)   --       (2)
   Credit default swaps -           Other
     selling protection........ liabilities &
                                   accrued
                                   expenses        130      n/a     (30)   --      (30)
                                               -------   ------   -----  ----    -----
       Subtotal................                  7,562   12,619    (626)   19     (645)
                                               -------   ------   -----  ----    -----
Total liability derivatives....                  7,697   12,619    (645) $ 19    $(664)
                                               =======   ======   =====  ====    =====
Total derivatives..............                $14,059   25,270   $(498)
                                               =======   ======   =====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

   The following table provides gross and net amounts for the Company's OTC derivatives, all of which are subject to enforceable master netting agreements.

                                      Offsets
  ($ in millions)               ------------------
                                                      Net
                                            Cash    amount  Securities
                                Counter- collateral   on    collateral
                         Gross   party   (received) balance (received)  Net
                         amount netting   pledged    sheet   pledged   amount
                         ------ -------- ---------- ------- ---------- ------
  December 31, 2013
  Asset derivatives.....  $ 14    $(11)     $ --     $  3      $(3)     $--
  Liability derivatives.   (33)     11        (4)     (26)      22       (4)

  December 31, 2012
  Asset derivatives.....  $ 52    $(29)     $(18)    $  5      $(5)     $--
  Liability derivatives.   (63)     29        --      (34)      25       (9)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31.

                                                              2013  2012  2011
 ($ in millions)                                              ----  ----  ----
 Gain (loss) recognized in OCI on derivatives during the
   period.................................................... $  3  $ (6) $  4
 Loss recognized in OCI on derivatives during the term of
   the hedging relationship..................................  (13)  (17)  (12)
 Loss reclassified from AOCI into income (net investment
   income)...................................................   (1)   --    --
 Loss reclassified from AOCI into income (realized capital
   gains and losses).........................................   --    (1)   (1)

   Amortization of net losses from accumulated other comprehensive income related to cash flow hedges is expected to be $2 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2013, 2012 or 2011.

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31. In 2013, the Company had no derivatives used in fair value hedging relationships.

                                                    2013
($ in millions)           -------------------------------------------------------
                                                                       Total gain
                          Realized                                       (loss)
                          capital              Interest      Loss on   recognized
                           gains             credited to   disposition   in net
                            and    Contract contractholder     of       income on
                           losses  benefits     funds      operations  derivatives
                          -------- -------- -------------- ----------- -----------
Interest rate contracts..   $ 3      $--         $ --          $(6)        $(3)
Equity and index
  contracts..............    --       --           94           --          94
Embedded derivative
  financial instruments..    (1)      74          (75)          --          (2)
Foreign currency
  contracts..............    (2)      --           --           --          (2)
Credit default contracts.    14       --           --           --          14
Other contracts..........    --       --           (3)          --          (3)
                            ---      ---         ----          ---         ---
   Total.................   $14      $74         $ 16          $(6)        $98
                            ===      ===         ====          ===         ===

                                                        2012
                               ------------------------------------------------------
                                                                           Total gain
                                          Realized                           (loss)
                                          capital              Interest    recognized
                                  Net      gains             credited to     in net
                               investment   and    Contract contractholder  income on
                                 income    losses  benefits     funds      derivatives
                               ---------- -------- -------- -------------- -----------
Derivatives in fair value
  accounting hedging
  relationships
  Interest rate contracts.....    $(1)      $--      $--         $ --         $ (1)
                                  ---       ---      ---         ----         ----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts.....     --         2       --           --            2
  Equity and index contracts..     --        --       --           56           56
  Embedded derivative
   financial instruments......     --        20       36          134          190
  Foreign currency contracts..     --        (2)      --           --           (2)
  Credit default contracts....     --        15       --           --           15
  Other contracts.............     --        --       --            3            3
                                  ---       ---      ---         ----         ----
   Subtotal...................     --        35       36          193          264
                                  ---       ---      ---         ----         ----
   Total......................    $(1)      $35      $36         $193         $263
                                  ===       ===      ===         ====         ====

                                                        2011
                               ------------------------------------------------------
                                                                           Total gain
                                          Realized                           (loss)
                                          capital              Interest    recognized
                                  Net      gains             credited to     in net
                               investment   and    Contract contractholder  income on
                                 income    losses  benefits     funds      derivatives
                               ---------- -------- -------- -------------- -----------
Derivatives in fair value
  accounting hedging
  relationships
  Interest rate contracts.....    $(2)     $  (8)    $ --        $ (5)        $ (15)
  Foreign currency and
   interest rate contracts....     --         --       --         (32)          (32)
                                  ---      -----     ----        ----         -----
   Subtotal...................     (2)        (8)      --         (37)          (47)
                                  ---      -----     ----        ----         -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts.....     --       (151)      --          --          (151)
  Equity and index contracts..     --         --       --          (2)           (2)
  Embedded derivative
   financial instruments......     --        (45)     (32)        (38)         (115)
  Credit default contracts....     --          2       --          --             2
  Other contracts.............     --         --       --           7             7
                                  ---      -----     ----        ----         -----
   Subtotal...................     --       (194)     (32)        (33)         (259)
                                  ---      -----     ----        ----         -----
   Total......................    $(2)     $(202)    $(32)       $(70)        $(306)
                                  ===      =====     ====        ====         =====

   The following table provides a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                  Gain (loss) on
                                    derivatives     Gain (loss) on hedged risk
 ($ in millions)                ------------------  -------------------------
                                           Foreign
                                          currency
                                              &
 Location of gain or (loss)     Interest  interest
 recognized in net income on      rate      rate    Contractholder
 derivatives                    contracts contracts     funds      Investments
 ---------------------------    --------- --------- -------------- -----------
 2012
 Net investment income.........    $ 3      $ --         $--          $ (3)
                                   ---      ----         ---          ----
    Total......................    $ 3      $ --         $--          $ (3)
                                   ===      ====         ===          ====
 2011
 Interest credited to
   contractholder funds........    $(7)     $(34)        $41          $ --
 Net investment income.........     26        --          --           (26)
 Realized capital gains and
   losses......................     (8)       --          --            --
                                   ---      ----         ---          ----
    Total......................    $11      $(34)        $41          $(26)
                                   ===      ====         ===          ====

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2013, counterparties pledged $8 million in cash and securities to the Company, and the Company pledged $23 million in securities to counterparties which includes $14 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $9 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                     2013                                  2012
($ in millions)      ------------------------------------- -------------------------------------
                      Number                    Exposure,   Number                    Exposure,
                        of    Notional  Credit    net of      of    Notional  Credit    net of
                     counter-  amount  exposure collateral counter-  amount  exposure collateral
Rating/ (1)/         parties   /(2)/    /(2)/     /(2)/    parties   /(2)/    /(2)/     /(2)/
------------         -------- -------- -------- ---------- -------- -------- -------- ----------
A+..................    1      $   22    $ 1       $ 1         1     $   19    $--       $--
A...................    4       1,523      2        --         3      2,252     12        --
A-..................    1          24      1        --         2        311      1         1
BBB+................    1           3     --        --         1      3,617     11        --
BBB.................    1          76      1        --        --         --     --        --
                        -      ------    ---       ---        --     ------    ---       ---
Total...............    8      $1,648    $ 5       $ 1         7     $6,199    $24       $ 1
                        =      ======    ===       ===        ==     ======    ===       ===

--------
/(1)/Rating is the lower of S&P or Moody's ratings.
/(2)/Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by either Moody's or S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by either Moody's or S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                 2013  2012
    ($ in millions)                                              ----  ----
    Gross liability fair value of contracts containing
      credit-risk-contingent features........................... $ 25  $ 62
    Gross asset fair value of contracts containing
      credit-risk-contingent features and subject to MNAs.......   (9)  (28)
    Collateral posted under MNAs for contracts containing
      credit-risk-contingent features...........................  (14)  (25)
                                                                 ----  ----
    Maximum amount of additional exposure for contracts with
      credit-risk-contingent features if all features were
      triggered concurrently.................................... $  2  $  9
                                                                 ====  ====

Credit derivatives - selling protection

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

                                                     Notional amount
   ($ in millions)                           ------------------------------
                                                            BB
                                                            and        Fair
                                             AA   A   BBB  lower Total value
                                             --- ---- ---- ----- ----- -----
   December 31, 2013
   Single name
      Investment grade corporate debt /(1)/. $-- $  5 $ --  $--  $  5  $ --
   Baskets
      First-to-default
      Municipal.............................  --  100   --   --   100   (15)
   Index
      Investment grade corporate debt /(1)/.   1   20   55    4    80     2
                                             --- ---- ----  ---  ----  ----
   Total.................................... $ 1 $125 $ 55  $ 4  $185  $(13)
                                             === ==== ====  ===  ====  ====
   December 31, 2012
   Single name
      Investment grade corporate debt /(1)/. $-- $  5 $ --  $--  $  5  $ --
          Municipal.........................  25   --   --   --    25    (3)
                                             --- ---- ----  ---  ----  ----
          Subtotal..........................  25    5   --   --    30    (3)
   Baskets
      First-to-default
      Municipal.............................  --  100   --   --   100   (26)
   Index
      Investment grade corporate debt /(1)/.   1   26   68    5   100    --
                                             --- ---- ----  ---  ----  ----
   Total.................................... $26 $131 $ 68  $ 5  $230  $(29)
                                             === ==== ====  ===  ====  ====
--------
/(1)/Investment grade corporate debt categorization is based on the rating of the underlying name(s) at initial purchase.

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally
125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

   In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

Off-balance sheet financial instruments

   The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

                                                                  2013  2012
    ($ in millions)                                              ------ ----
    Commitments to invest in limited partnership interests...... $1,366 $947
    Commitments to extend mortgage loans........................      1   67
    Private placement commitments...............................      5    6
    Other loan commitments......................................     26    7

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

   Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is zero as of December 31, 2013, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

9. Reserve for Life-Contingent Contract Benefits and Contractholder Funds

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                 2013    2012
($ in millions)                                                 ------- -------
Immediate fixed annuities:
   Structured settlement annuities............................. $ 6,645 $ 7,274
   Other immediate fixed annuities.............................   2,279   2,382
Traditional life insurance.....................................   2,329   2,899
Accident and health insurance..................................     236   1,448
Other..........................................................     100     114
                                                                ------- -------
       Total reserve for life-contingent contract benefits..... $11,589 $14,117
                                                                ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

               Product                      Mortality             Interest rate            Estimation method
               -------                 -------------------  ------------------------- ----------------------------

Structured settlement annuities        U.S. population      Interest rate assumptions Present value of
                                       with projected       range from 0% to 9.0%     contractually specified
                                       calendar year                                  future benefits
                                       improvements;
                                       mortality rates
                                       adjusted for each
                                       impaired life based
                                       on reduction in
                                       life expectancy

Other immediate fixed annuities        1983 group annuity   Interest rate assumptions Present value of expected
                                       mortality table      range from 0% to 11.5%    future benefits based on
                                       with internal                                  historical experience
                                       modifications; 1983
                                       individual annuity
                                       mortality table;
                                       Annuity 2000
                                       mortality table
                                       with internal
                                       modifications;
                                       Annuity 2000
                                       mortality table;
                                       1983 individual
                                       annuity mortality
                                       table with internal
                                       modifications

Traditional life insurance             Actual company       Interest rate assumptions Net level premium reserve
                                       experience plus      range from 2.5% to 11.3%  method using the
                                       loading                                        Company's withdrawal
                                                                                      experience rates; includes
                                                                                      reserves for unpaid claims

Accident and health insurance          Actual company       Interest rate assumptions Unearned premium;
                                       experience plus      range from 3.0% to 6.0%   additional contract reserves
                                       loading                                        for mortality risk and
                                                                                      unpaid claims

Other:                                 Annuity 2000         Interest rate assumptions Projected benefit ratio
Variable annuity guaranteed minimum    mortality table      range from 4.0% to 5.8%   applied to cumulative
  death benefits/ (1)/                 with internal                                  assessments
                                       modifications

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $771 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2012. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability is zero as of December 31, 2013.

   As of December 31, contractholder funds consist of the following:

                                                                2013    2012
  ($ in millions)                                              ------- -------
  Interest-sensitive life insurance........................... $ 7,104 $10,356
  Investment contracts:
     Fixed annuities..........................................  16,172  25,851
     Funding agreements backing medium-term notes.............      89   1,867
     Other investment contracts...............................     239     560
                                                               ------- -------
         Total contractholder funds........................... $23,604 $38,634
                                                               ======= =======

   The following table highlights the key contract provisions relating to contractholder funds.

       Product                     Interest rate                     Withdrawal/surrender charges
       -------         -------------------------------------  ------------------------------------------

Interest-sensitive     Interest rates credited range from 0%  Either a percentage of account balance
  life insurance       to 10.0% for equity-indexed life       or dollar amount grading off generally
                       (whose returns are indexed to the S&P  over 20 years
                       500) and 1.0% to 6.0% for all other
                       products

Fixed annuities        Interest rates credited range from 0%  Either a declining or a level percentage
                       to 9.8% for immediate annuities;       charge generally over ten years or less.
                       (8.0)% to 13.5% for equity-indexed     Additionally, approximately 25.8% of
                       annuities (whose returns are indexed   fixed annuities are subject to market
                       to the S&P 500); and 0.1% to 6.0% for  value adjustment for discretionary
                       all other products                     withdrawals

Funding agreements     Interest rates credited range from     Not applicable
  backing              1.8% to 5.4%
medium-term notes

Other investment       Interest rates used in establishing    Withdrawal and surrender charges are
  contracts:           reserves range from 1.7% to 10.3%      based on the terms of the related
  Guaranteed                                                  interest-sensitive life insurance or fixed
   minimum income,                                            annuity contract
   accumulation and
   withdrawal
   benefits on
   variable/ (1)/ and
   fixed annuities
   and secondary
   guarantees on
   interest-
   sensitive life
   insurance and
   fixed annuities

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC and Allstate Life Global Funding, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                               2013      2012     2011
($ in millions)                                              --------  -------  -------
Balance, beginning of year.................................. $ 38,634  $41,669  $46,458
Deposits....................................................    2,338    2,180    1,869
Interest credited...........................................    1,268    1,296    1,592
Benefits....................................................   (1,521)  (1,454)  (1,454)
Surrenders and partial withdrawals..........................   (3,279)  (3,969)  (4,908)
Maturities of and interest payments on institutional
  products..................................................   (1,799)    (138)    (867)
Contract charges............................................   (1,032)    (995)    (962)
Net transfers from separate accounts........................       12       11       12
Fair value hedge adjustments for institutional products.....       --       --      (34)
Other adjustments...........................................      (72)      34      (37)
Classified as held for sale.................................  (10,945)      --       --
                                                             --------  -------  -------
Balance, end of year........................................ $ 23,604  $38,634  $41,669
                                                             ========  =======  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $5.20 billion and $5.23 billion of equity, fixed income and balanced mutual funds and $748 million and $721 million of money market mutual funds as of December 31, 2013 and 2012, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                December 31,
($ in millions)                                              -------------------
                                                               2013      2012
                                                             --------- ---------
In the event of death
   Separate account value................................... $   5,951 $   5,947
   Net amount at risk /(1)/................................. $     636 $   1,044
   Average attained age of contractholders..................  68 years  67 years
At annuitization (includes income benefit guarantees)
   Separate account value................................... $   1,463 $   1,416
   Net amount at risk /(2)/................................. $     252 $     418
   Weighted average waiting period until annuitization
     options available......................................      None      None
For cumulative periodic withdrawals
   Separate account value................................... $     488 $     532
   Net amount at risk /(3)/................................. $       9 $      16
Accumulation at specified dates
   Separate account value................................... $     732 $     811
   Net amount at risk /(4)/................................. $      27 $      50
   Weighted average waiting period until guarantee date.....   5 years   6 years

--------
/(1)/Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date. /(2)/Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/Defined as the estimated current guaranteed minimum withdrawal balance
    (initial deposit) in excess of the current account balance as of the balance sheet date.
/(4)/Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees.

 ($ in millions)                      Liability
                                         for
                                      guarantees
                                      related to
                                        death               Liability for
                                       benefits  Liability   guarantees
                                         and        for      related to
                                      interest-  guarantees accumulation
                                      sensitive  related to      and
                                         life      income    withdrawal
                                       products   benefits    benefits    Total
                                      ---------- ---------- ------------- -----
 Balance, December 31, 2012 /(1)/....    $309       $235        $129      $673
    Less reinsurance recoverables....     113        220         125       458
                                         ----       ----        ----      ----
 Net balance as of December 31, 2012.     196         15           4       215
 Incurred guarantee benefits.........      83         (1)          5        87
 Paid guarantee benefits.............      (2)        --          --        (2)
                                         ----       ----        ----      ----
    Net change.......................      81         (1)          5        85
 Net balance as of December 31, 2013.     277         14           9       300
    Plus reinsurance recoverables....     100         99          56       255
                                         ----       ----        ----      ----
 Balance, December 31, 2013 /(2)/....    $377       $113        $ 65      $555
                                         ====       ====        ====      ====
 Balance, December 31, 2011 /(3)/....    $289       $191        $164      $644
    Less reinsurance recoverables....     116        175         162       453
                                         ----       ----        ----      ----
 Net balance as of December 31, 2011.     173         16           2       191
 Incurred guarantee benefits.........      25         (1)          2        26
 Paid guarantee benefits.............      (2)        --          --        (2)
                                         ----       ----        ----      ----
    Net change.......................      23         (1)          2        24
 Net balance as of December 31, 2012.     196         15           4       215
    Plus reinsurance recoverables....     113        220         125       458
                                         ----       ----        ----      ----
 Balance, December 31, 2012 /(1)/....    $309       $235        $129      $673
                                         ====       ====        ====      ====

--------
/(1)/Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $112 million, variable annuity income benefits of $221 million, variable annuity accumulation benefits of $86 million, variable annuity withdrawal benefits of $39 million and other guarantees of $215 million.
/(2)/Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $98 million, variable annuity income benefits of $99 million, variable annuity accumulation benefits of $43 million, variable annuity withdrawal benefits of $13 million and other guarantees of $302 million.
/(3)/Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.

10. Reinsurance

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

                Period                            Retention limits
                ------                  -------------------------------------
 April 2011 through current             Single life: $5 million per life, $3
                                        million age 70 and over, and $10
                                        million for contracts that meet
                                        specific criteria Joint life: $8
                                        million per life, and $10 million for
                                        contracts that meet specific criteria

 July 2007 through March 2011           $5 million per life, $3 million age
                                        70 and over, and $10 million for
                                        contracts that meet specific criteria

 September 1998 through June 2007       $2 million per life, in 2006 the
                                        limit was increased to $5 million for
                                        instances when specific criteria were
                                        met

 August 1998 and prior                  Up to $1 million per life

   In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.51 billion and $1.69 billion as of December 31, 2013 and 2012, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2013, premiums and contract charges of $120 million, contract benefits of $139 million, interest credited to contractholder funds of $22 million, and operating costs and expenses of $23 million were ceded to Prudential. In 2012, premiums and contract charges of $128 million, contract benefits of $91 million, interest credited to contractholder funds of $23 million, and operating costs and expenses of $25 million were ceded to Prudential. In 2011, premiums and contract charges of $152 million, contract benefits of $121 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $27 million were ceded to Prudential. In addition, as of December 31, 2013 and 2012 the Company had reinsurance recoverables of $156 million and $160 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2013, the gross life insurance in force was $540.16 billion of which $195.41 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                         2013    2012    2011
 ($ in millions)                                        ------  ------  ------
 Direct................................................ $2,093  $2,121  $2,229
 Assumed
    Affiliate..........................................    124     115     113
    Non-affiliate......................................     68      40      20
 Ceded-non-affiliate...................................   (618)   (654)   (730)
                                                        ------  ------  ------
        Premiums and contract charges, net of
          reinsurance.................................. $1,667  $1,622  $1,632
                                                        ======  ======  ======

   The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                      2013    2012    2011
   ($ in millions)                                   ------  ------  ------
   Direct........................................... $1,805  $2,051  $2,036
   Assumed
      Affiliate.....................................     82      80      78
      Non-affiliate.................................     50      34      19
   Ceded-non-affiliate..............................   (331)   (644)   (631)
                                                     ------  ------  ------
          Contract benefits, net of reinsurance..... $1,606  $1,521  $1,502
                                                     ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

                                                      2013    2012    2011
    ($ in millions)                                  ------  ------  ------
    Direct.......................................... $1,240  $1,288  $1,614
    Assumed
       Affiliate....................................      9      10      10
       Non-affiliate................................     29      19      11
    Ceded-non-affiliate.............................    (27)    (28)    (27)
                                                     ------  ------  ------
           Interest credited to contractholder
             funds, net of reinsurance.............. $1,251  $1,289  $1,608
                                                     ======  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                                               2013   2012
                    ($ in millions)           ------ ------
                    Annuities................ $1,648 $1,831
                    Life insurance...........  1,025  1,606
                    Long-term care insurance.     78  1,049
                    Other....................      3     84
                                              ------ ------
                       Total................. $2,754 $4,570
                                              ====== ======

   As of December 31, 2013 and 2012, approximately 92% and 95%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

11. Deferred Policy Acquisition and Sales Inducement Costs

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                 2013    2012    2011
         ($ in millions)                        ------  ------  ------
         Balance, beginning of year............ $1,834  $2,165  $2,526
         Acquisition costs deferred............    254     262     241
         Amortization charged to income........   (240)   (324)   (430)
         Effect of unrealized gains and losses.    226    (269)   (172)
         Classified as held for sale...........   (743)     --      --
                                                ------  ------  ------
         Balance, end of year.................. $1,331  $1,834  $2,165
                                                ======  ======  ======

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                   2013  2012  2011
            ($ in millions)                        ----  ----  ----
            Balance, beginning of year............ $ 41  $ 41  $ 86
            Sales inducements deferred............   24    22     7
            Amortization charged to income........   (7)  (14)  (23)
            Effect of unrealized gains and losses.   12    (8)  (29)
            Classified as held for sale...........  (28)   --    --
                                                   ----  ----  ----
            Balance, end of year.................. $ 42  $ 41  $ 41
                                                   ====  ====  ====

12. Guarantees and Contingent Liabilities

Guaranty funds

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2013 and 2012, the liability balance included in other liabilities and accrued expenses was $27 million and $40 million, respectively. The related premium tax offsets included in other assets were $31 million and $32 million as of December 31, 2013 and 2012, respectively.

Guarantees

   The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $4 million as of December 31, 2013. The obligations associated with these fixed income securities expire at various dates on or before March 11, 2018.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2013.

Regulation and Compliance

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

13. Income Taxes

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2011 and 2012 federal income tax returns. The IRS has completed its examination of the Allstate Group's 2009 and 2010 federal income tax returns and issued a Revenue Agent's Report on April 15, 2013. The Allstate Group protested certain of the adjustments contained in the report and the case was forwarded to Appeals on June 13, 2013. The IRS has also completed its examinations of the Allstate Group's federal income tax returns for the years 2005-2008 and a final settlement for those years has been approved by the Joint Committee on Taxation. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2013, 2012 or 2011, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2013     2012
    ($ in millions)                                        -------  -------
    Deferred assets
    Sale of subsidiary.................................... $   196  $    27
    Difference in tax bases of investments................      44       53
    Other assets..........................................       6        1
                                                           -------  -------
       Total deferred assets..............................     246       81
    Deferred liabilities
    Unrealized net capital gains..........................    (501)    (883)
    DAC...................................................    (470)    (444)
    Life and annuity reserves.............................    (273)    (193)
    Other liabilities.....................................     (94)     (85)
                                                           -------  -------
       Total deferred liabilities.........................  (1,338)  (1,605)
           Net deferred liability before
             classification as held for sale..............  (1,092)  (1,524)
           Deferred taxes classified as held for sale.....    (151)      --
                                                           -------  -------
           Net deferred liability......................... $  (941) $(1,524)
                                                           =======  =======

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

   The components of income tax expense for the years ended December 31 are as follows:

                                             2013  2012  2011
                   ($ in millions)           ----  ----  ----
                   Current.................. $ 71  $(82) $ 29
                   Deferred.................  (52)  261   196
                                             ----  ----  ----
                   Total income tax expense. $ 19  $179  $225
                                             ====  ====  ====

   The Company received refunds of $11 million and $58 million in 2013 and 2012, respectively, and paid income taxes of $72 million in 2011. The Company had current income tax payable of $5 million as of December 31, 2013 and current income tax receivable of $77 million as of December 31, 2012.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                          2013    2012   2011
                                                        ------   -----  -----
 Statutory federal income tax rate - (benefit) expense.  (35.0)% 35.0 % 35.0 %
 Tax credits........................................... (181.8)   (3.8)  (1.4)
 Dividends received deduction..........................  (46.1)   (1.4)  (1.2)
 Adjustments to prior year tax liabilities.............  (14.1)   (0.3)  (0.2)
 Sale of subsidiary....................................  351.3      --     --
 State income taxes....................................   15.3      --    0.3
 Non-deductible expenses...............................    6.8     0.1     --
 Other.................................................    0.1      --     --
                                                        ------   -----  -----
    Effective income tax rate - expense................  96.5 %  29.6 % 32.5 %
                                                        ======   =====  =====

14. Capital Structure

Debt outstanding

   All of the Company's outstanding debt as of December 31, 2013 and 2012 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 5. The Company paid $27 million, $48 million and $97 million of interest on debt in 2013, 2012 and 2011, respectively.

15. Statutory Financial Information and Dividend Limitations

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net income (loss) of ALIC and its insurance subsidiaries was $447 million, $382 million and $(83) million in 2013, 2012 and 2011, respectively. Statutory capital and surplus was $2.88 billion and $3.38 billion as of December 31, 2013 and 2012, respectively.

Dividend Limitations

   The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance ("IL DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Based on the formula and absent the limitation discussed as follows, the maximum amount of dividends ALIC would be able to pay without prior IL DOI approval at a given point in time during 2014 is $258 million. However, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled a deficit position of $504 million as of December 31, 2013. Therefore, ALIC is not able to pay dividends without prior IL DOI approval as of December 31, 2013. ALIC will be able to pay dividends without prior IL DOI approval when its unassigned surplus excluding unrealized appreciation from investments becomes positive.

   Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital ("RBC") requirements adopted by state insurance regulators. A company's

"authorized control level RBC" is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total statutory capital and surplus and authorized control level RBC of ALIC were $2.88 billion and $554 million, respectively, as of December 31, 2013. ALIC's insurance subsidiaries are included as a component of ALIC's total statutory capital and surplus.

Intercompany transactions

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

16. Benefit Plans

Pension and other postretirement plans

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $51 million, $36 million and $22 million in 2013, 2012 and 2011, respectively.

   The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Allstate 401(k) Savings Plan

   Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $6 million, $6 million and $5 million in 2013, 2012 and 2011, respectively.

17. Other Comprehensive Income

   The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                               2013                  2012                  2011
($ in millions)        --------------------  --------------------  --------------------
                         Pre-         After-  Pre-          After-  Pre-          After-
                         tax     Tax   tax    tax     Tax    tax    tax     Tax    tax
                       -------  ----  ------ ------  -----  ------ ------  -----  ------
Unrealized net
  holding gains
  and losses
  arising during
  the period, net
  of related offsets.. $(1,047) $367  $(680) $1,180  $(414)  $766  $1,001  $(350)  $651
Less:
  reclassification
  adjustment of
  realized capital
  gains and losses....      42   (15)    27     (84)    29    (55)    579   (203)   376
                       -------  ----  -----  ------  -----   ----  ------  -----   ----
Unrealized net
  capital gains and
  losses..............  (1,089)  382   (707)  1,264   (443)   821     422   (147)   275
Unrealized foreign
  currency translation
  adjustments.........       3    (1)     2      --     --     --      (2)     1     (1)
                       -------  ----  -----  ------  -----   ----  ------  -----   ----
Other comprehensive
  (loss) income....... $(1,086) $381  $(705) $1,264  $(443)  $821  $  420  $(146)  $274
                       =======  ====  =====  ======  =====   ====  ======  =====   ====

18. Quarterly Results (unaudited)

                   First Quarter Second Quarter Third Quarter Fourth Quarter
($ in millions)    ------------- -------------  ------------  -------------
                    2013   2012   2013    2012   2013    2012  2013    2012
                   ------ ------ ------  ------ ------   ---- ------  ------
Revenues.......... $1,049 $1,052 $1,087  $1,065 $1,016   $970 $1,076  $1,116
Net income (loss).    109     83    150      98   (394)   103     97     142

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, Illinois 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2013 and 2012, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2013. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 5, 2014

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2013

                                                                 Amount at
                                               Cost/            which shown
                                             amortized  Fair      in the
                                               cost     value  Balance Sheet
($ in millions)                              --------- ------- -------------
Type of investment
Fixed maturities:
   Bonds:...................................
       United States government,
         government agencies and
         authorities........................  $   678  $   766    $   766
       States, municipalities and
         political subdivisions.............    3,135    3,304      3,304
       Foreign governments..................      715      792        792
       Public utilities.....................    4,810    5,143      5,143
       Convertibles and bonds with
         warrants attached..................      139      106        106
       All other corporate bonds............   15,448   16,067     16,067
   Asset-backed securities..................    1,011    1,007      1,007
   Residential mortgage-backed
     securities.............................      752      790        790
   Commercial mortgage-backed securities....      724      764        764
   Redeemable preferred stocks..............       15       17         17
                                              -------  -------    -------
       Total fixed maturities...............   27,427  $28,756     28,756
                                                       =======
Equity securities:
   Common stocks:...........................
       Public utilities.....................       34  $    34         34
       Banks, trusts and insurance
         companies..........................       19       20         20
       Industrial, miscellaneous and
         all other..........................      511      595        595
   Nonredeemable preferred stocks...........        1        1          1
                                              -------  -------    -------
       Total equity securities..............      565  $   650        650
                                                       =======
Mortgage loans on real estate...............    4,173  $ 4,300      4,173
                                                       =======
Real estate (includes $19 acquired in
  satisfaction of debt).....................       46                  46
Policy loans................................      623                 623
Derivative instruments......................      265  $   266        266
                                                       =======
Limited partnership interests...............    2,064               2,064
Other long-term investments.................      776                 776
Short-term investments......................      590  $   590        590
                                              -------  -------    -------
       Total investments....................  $36,529             $37,944
                                              =======             =======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                        Ceded to                      Percentage
                                          other    Assumed            of amount
                                Gross   companies from other   Net     assumed
                                amount    /(1)/   companies   amount    to net
($ in millions)                -------- --------- ---------- -------- ----------
Year ended December 31, 2013
Life insurance in force....... $512,105 $195,414   $28,060   $344,751     8.1%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  1,969 $    532   $   125   $  1,562     8.0%
   Accident and health
     insurance................      124       86        67        105    63.8%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,093 $    618   $   192   $  1,667    11.5%
                               ======== ========   =======   ========
Year ended December 31, 2012
Life insurance in force....... $505,436 $208,967   $28,211   $324,680     8.7%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  1,978 $    550   $    95   $  1,523     6.2%
   Accident and health
     insurance................      143      104        60         99    60.6%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,121 $    654   $   155   $  1,622     9.6%
                               ======== ========   =======   ========
Year ended December 31, 2011
Life insurance in force....... $504,176 $221,372   $22,108   $304,912     7.3%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  2,072 $    610   $    72   $  1,534     4.7%
   Accident and health
     insurance................      157      120        61         98    62.2%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,229 $    730   $   133   $  1,632     8.1%
                               ======== ========   =======   ========

--------
/(1)/No reinsurance or coinsurance income was netted against premium ceded in 2013, 2012 or 2011.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                             Additions
($ in millions)                          ------------------
                                Balance  Charged                       Balance
                                 as of   to costs                       as of
                               beginning   and      Other              end of
Description                    of period expenses additions Deductions period
-----------                    --------- -------- --------- ---------- -------
Year ended December 31, 2013
Allowance for estimated
  losses on mortgage loans....    $42      $(11)     $--       $10       $21
Year ended December 31, 2012
Allowance for estimated
  losses on mortgage loans....    $63      $ (5)     $--       $16       $42
Year ended December 31, 2011
Allowance for estimated
  losses on mortgage loans....    $84      $ 33      $--       $54       $63

                                    PART C
                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts ("Separate Account") are filed in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File
        No. 333-72017) dated February 9, 1999.)

(1)(b) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114561) dated April 16, 2004.)

(2)     Not Applicable

(3)(a) Underwriting Agreement with Allstate Distributors, LLC (ALFS, Inc., formerly known as Allstate Life Financial Services, Inc., merged with and into Allstate Distributors, LLC effective September 1, 2011) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 16, 1999.)

(3)(b) Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(4)(a) Form of Putnam Allstate Advisor Preferred Contract (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 29, 2000.)

(4)(b) Form of Earnings Protection Death Benefit Rider (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(4)(c) Form of Amendatory Endorsement to add Free Withdrawal Amount provision (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(4)(d) Form of Death Benefit Change Endorsement (Incorporated herein by reference to Post Effective Amendment No. 6 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 30, 2002.)

(4)(e) Form of Putnam Allstate Advisor Preferred Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(f) Form of Putnam Allstate Advisor Preferred Contract--non-MVA version (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No.333-31288) dated June 10, 2002.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(j) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(k) Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(l) Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(m) Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(n) Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(o) Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(p)  Form of Amendatory Endorsement for Charitable Remainder Trust (Series
        II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(q) Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No.333-31288) dated June 10, 2002.)

(4)(r) Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(s) Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(4)(t) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(4)(u) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(4)(v) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File
        No. 333-114561) dated December 29, 2004.)

(4)(w) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114561) dated April 18, 2006.)

(4)(x) Form of SureIncome for Life Withdrawal Benefit Rider Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114561) dated April 18, 2006.)

(5)(a) Form of Application for Putnam Allstate Advisor Preferred Contract (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 29, 2000.)

(5)(b) Form of Application for Putnam Allstate Advisor Preferred Contracts (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(5)(c) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(5)(d) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(5)(e) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(5)(f) Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-114561) dated April 25, 2005.)

(5)(g) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114561) dated April 18, 2006.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post Effective Amendment No. 5 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 20, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K(File No. 0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.)

(8)(a) Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated
        September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated
        September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(j) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of the Depositor's Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(k) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(9)(a) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(9)(b) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 19, 2000.)

(9)(c) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 2 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 26, 2000.)

(9)(d) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(9)(e) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(9)(f) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(9)(g) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 22, 2003.)

(9)(h) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(9)(i) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114561) dated April 16, 2004.)

(9)(j) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(9)(k) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(9)(l) Opinion of Susan L. Lees, Director, Senior Vice President, General Counsel and Secretary regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-114561 and 811-09327) filed on April 24, 2009.)

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(99) Powers of Attorney for Michael S. Downing, Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Jesse
        E. Merten, Samuel H. Pilch, John C. Pintozzi, Steven E. Shebik, Thomas
        J. Wilson, and Matthew E. Winter. Filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
Michael S. Downing                      Director and Senior Vice President

Don Civgin                              Director, President and Chief
                                        Executive Officer

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Angela K. Fontana                       Director, Vice President, General
                                        Counsel and Secretary

Jesse E. Merten                         Director, Senior Vice President and
                                        Chief Financial Officer

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director

Wilford J. Kavanaugh                    Director and Senior Vice President

Harry R. Miller                         Director, Senior Vice President and
                                        Chief Risk Officer

P. Kelly Noll                           Senior Vice President and Chief
                                        Privacy Officer

D. Scott Harper                         Senior Vice President and Assistant
                                        Treasurer

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

Tracy M. Kirchoff                       Chief Compliance Officer

Errol Cramer                            Vice President and Appointed Actuary

Randal DeCoursey                        Vice President

Sarah R. Donahue                        Vice President

Lisa J. Flanary                         Vice President

Maribel V. Gerstner                     Vice President

Atif J. Ijaz                            Vice President

Mario Imbarrato                         Vice President

Steven M. Miller                        Vice President

P. John Rugel                           Vice President

Elliot A. Stultz                        Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

Lisette S. Willemsen                    Assistant Secretary

The principal business address of the officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 20, 2014 (File #001-11840).

27. NUMBER OF CONTRACT OWNERS

Allstate Advisor Preferred Variable Annuity Contract:

As of February 28, 2014, there were 1,629 qualified contract owners and 1,349 non-qualified contract owners.

Putnam Allstate Advisor Preferred Variable Annuity Contract:

As of February 28, 2014, there were 157 qualified contract owners and 207 non-qualified contract owners.

28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to Allstate, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter, serves as principal underwriter to the following investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A

29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Separate Account are as follows:

 Name and Principal Business Address*
 of Each Such Person                    Positions and Offices with Underwriter
 ------------------------------------   --------------------------------------
 Wilford J. Kavanaugh                   Manager and Chairman of the Board
 Lisa J. Flanary                        Manager and President
 Angela K. Fontana                      Manager and Assistant Secretary
 P. Kelly Noll                          Senior Vice President and Chief
                                        Privacy Officer
 Marian Goll                            Vice President and Treasurer
 Sarah R. Donahue                       Vice President
 Maribel V. Gerstner                    Manager and Vice President
 D. Scott Harper                        Senior Vice President and Assistant
                                        Treasurer
 Jeffrey J. McRae                       Senior Vice President and Assistant
                                        Treasurer
 Allen R. Reed                          Vice President, General Counsel and
                                        Secretary
 Mario Rizzo                            Senior Vice President and Assistant
                                        Treasurer
 Dana Goldstein                         Chief Compliance Officer
 Mary J. McGinn                         Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

29C. COMPENSATION OF PRINCIPAL UNDERWRITER

Allstate Distributors

None

30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. The principal underwriter of the Separate Account I (Allstate Distributors) is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None.

32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988,from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 14th day of April, 2014.



                                         ALLSTATE FINANCIAL ADVISORS
                                             SEPARATE ACCOUNT I
                                                (REGISTRANT)

                         By:           ALLSTATE LIFE INSURANCE COMPANY

                         By:                /s/ Angela K. Fontana
                              --------------------------------------------------
                                              Angela K. Fontana
                                     Vice President, General Counsel and
                                                  Secretary

                         By:           ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                            /s/ Angela K. Fontana
                              --------------------------------------------------
                                              Angela K. Fontana
                                     Vice President, General Counsel and
                                                  Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 14th day of April, 2014.


*/DON CIVGIN            Director, President and Chief Executive Officer
----------------------- (Principal Executive Officer)
Don Civgin

*/THOMAS J. WILSON      Director and Chairman of the Board
-----------------------
Thomas J. Wilson

*/MICHAEL S. DOWNING    Director and Senior Vice President
-----------------------
Michael S. Downing

/s/ ANGELA K. FONTANA   Director, Vice President, General Counsel and
----------------------- Secretary
Angela K. Fontana

*/JUDITH P. GREFFIN     Director, Executive Vice President and Chief
----------------------- Investment Officer
Judith P. Greffin

*/WILFORD J. KAVANAUGH  Director and Senior Vice President
-----------------------
Wilford J. Kavanaugh

*/JESSE E. MERTEN       Director, Senior Vice President and Chief Financial
----------------------- Officer
Jesse E. Merten         (Principal Financial Officer)

*/HARRY R. MILLER       Director, Senior Vice President and Chief Risk Officer
-----------------------
Harry R. Miller

*/SAMUEL H. PILCH       Director, Senior Group Vice President and Controller
----------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI      Director
-----------------------
John C. Pintozzi

*/STEVEN E. SHEBIK      Director
-----------------------
Steven E. Shebik

*/MATTHEW E. WINTER     Director
-----------------------
Matthew E. Winter

*/ By: Angela K. Fontana, pursuant to Power of Attorney filed herewith.

                                 Exhibit Index

Exhibit No.  Description
-----------  -----------

   (10)      Consent of Independent Registered Public Accounting Firm

   (99) Powers of Attorney for Michael S. Downing, Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Jesse E. Merten, Samuel H. Pilch, John C. Pintozzi, Steven E. Shebik, Thomas J. Wilson, and Matthew E. Winter